UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Reports to Stockholders.

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2008

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (10.17)%, while the total return for the Index was (10.10)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.95)%	(23.04)%	(21.86)%	3.82%	3.50%	4.01%	(1.99)%	(2.16)%	(1.81)%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.95)%	(23.04)%	(21.86)%	20.62%	18.78%	21.72%	(14.74)%	(15.93)%	(13.51)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.95%

Financial	14.95

Energy	14.91

Technology	14.03

Communications	12.00

Industrial	10.89

Consumer Cyclical	5.55

Utilities	1.77

Basic Materials	1.75

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.50%

General Electric Co.	4.08

Procter & Gamble Co. (The)	3.41

Microsoft Corp.	3.37

Johnson & Johnson	3.12

JPMorgan Chase & Co.	2.77

Chevron Corp.	2.73

AT&T Inc.	2.65

Bank of America Corp.	2.57

International Business Machines Corp.	2.55

TOTAL	33.75%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns
	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(16.67)%	(16.75)%	(16.68)%	8.51%	8.44%	8.65%	6.63%	6.61%	6.79%
S&P MidCap 400 Growth*	(16.40)%	(16.45)%	(16.37)%	7.39%	7.33%	7.56%	1.74%	1.72%	1.97%
S&P MidCap 400 Value*	(17.10)%	(17.00)%	(17.02)%	9.40%	9.35%	9.59%	9.78%	9.78%	9.99%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(16.67)%	(16.75)%	(16.68)%	50.44%	49.93%	51.42%	71.01%	70.79%	73.15%
S&P MidCap 400 Growth*	(16.40)%	(16.45)%	(16.37)%	42.81%	42.46%	43.97%	15.19%	14.98%	17.29%
S&P MidCap 400 Value*	(17.10)%	(17.00)%	(17.02)%	56.73%	56.35%	58.07%	114.71%	114.67%	118.09%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or” NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index™ (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets). The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the MidCap 400 Fund was (6.05)%, while the total return for the Index was (6.03)%.

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

iShares S&P MidCap 400 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.08%

Financial	18.19

Industrial	17.32

Consumer Cyclical	12.08

Energy	8.45

Technology	7.63

Utilities	6.51

Basic Materials	5.51

Communications	4.11

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
FMC Technologies Inc.	0.64%

New York Community Bancorp Inc.	0.62

Cleveland-Cliffs Inc.	0.61

DENTSPLY International Inc.	0.60

Covance Inc.	0.60

Health Care REIT Inc.	0.58

FLIR Systems Inc.	0.57

Everest Re Group Ltd.	0.57

MDU Resources Group Inc.	0.57

Cephalon Inc.	0.57

TOTAL	5.93%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (7.36)%, while the total return for the Growth Index was (7.28)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.67%

Industrial	18.49

Consumer Cyclical	16.66

Energy	10.12

Technology	10.09

Financial	6.49

Basic Materials	4.95

Communications	4.81

Utilities	0.68

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
FMC Technologies Inc.	1.34%

Cleveland-Cliffs Inc.	1.28

Covance Inc.	1.26

FLIR Systems Inc.	1.21

Dun & Bradstreet Corp. (The)	1.17

McAfee Inc.	1.16

Stericycle Inc.	1.14

Hologic Inc.	1.12

Pharmaceutical Product Development Inc.	1.12

Joy Global Inc.	1.10

TOTAL	11.90%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (4.83)%, while the total return for the Value Index was (4.79)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	28.82%

Industrial	16.31

Consumer Non-Cyclical	13.19

Utilities	11.78

Consumer Cyclical	7.92

Energy	6.95

Basic Materials	6.01

Technology	5.41

Communications	3.48

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
New York Community Bancorp Inc.	1.18%

Health Care REIT Inc.	1.11

Everest Re Group Ltd.	1.09

MDU Resources Group Inc.	1.09

Wisconsin Energy Corp.	1.08

Pride International Inc.	1.05

Federal Realty Investment Trust	1.03

Macerich Co. (The)	0.97

Regency Centers Corp.	0.96

SCANA Corp.	0.93

TOTAL	10.49%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(13.80)%	(13.00)%	(13.82)%	9.76%	9.93%	9.89%	8.40%	8.50%	8.54%
S&P SmallCap 600 Growth*	(14.86)%	(14.16)%	(14.89)%	9.53%	9.69%	9.72%	5.14%	5.23%	5.35%
S&P SmallCap 600 Value*	(13.06)%	(12.25)%	(13.08)%	9.78%	9.97%	9.98%	9.36%	9.47%	9.59%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(13.80)%	(13.00)%	(13.82)%	59.28%	60.53%	60.27%	96.24%	97.82%	98.47%
S&P SmallCap 600 Growth*	(14.86)%	(14.16)%	(14.89)%	57.66%	58.82%	59.02%	50.78%	51.77%	53.28%
S&P SmallCap 600 Value*	(13.06)%	(12.25)%	(13.08)%	59.47%	60.84%	60.94%	108.13%	109.72%	111.66%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index™ (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets). The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for both the SmallCap 600 Fund and the Index was (0.46)%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

iShares S&P SmallCap 600 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.44%

Industrial	18.82

Financial	18.48

Consumer Cyclical	15.53

Technology	9.11

Energy	5.67

Utilities	5.57

Communications	4.13

Basic Materials	2.99

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Itron Inc.	0.68%

UGI Corp.	0.62

Senior Housing Properties Trust	0.62

Waste Connections Inc.	0.60

Southern Union Co.	0.58

Pediatrix Medical Group Inc.	0.55

Atmos Energy Corp.	0.54

Unit Corp.	0.53

Flowers Foods Inc.	0.53

Piedmont Natural Gas Co.	0.53

TOTAL	5.78%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 Index and consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (1.13)%, while the total return for the Growth Index was (1.09)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	26.18%

Industrial	19.13

Consumer Cyclical	17.35

Technology	10.50

Financial	10.05

Energy	9.43

Communications	5.43

Basic Materials	1.75

Utilities	0.17

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Waste Connections Inc.	1.32%

Pediatrix Medical Group Inc.	1.23

Unit Corp.	1.17

Landstar System Inc.	1.16

LKQ Corp.	1.15

Immucor Inc.	1.12

Penn Virginia Corp.	1.11

St. Mary Land & Exploration Co.	1.11

MICROS Systems Inc.	1.07

Curtiss-Wright Corp.	1.02

TOTAL	11.46%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 Index and consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (0.19)%, while the total return for the Value Index was (0.15)%

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	25.88%

Industrial	18.55

Consumer Cyclical	14.00

Consumer Non-Cyclical	13.82

Utilities	10.02

Technology	7.94

Basic Materials	4.02

Communications	3.03

Energy	2.55

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
UGI Corp.	1.14%

Senior Housing Properties Trust	1.12

Southern Union Co.	1.06

Atmos Energy Corp.	0.99

Piedmont Natural Gas Co.	0.96

Longs Drug Stores Corp.	0.94

Owens & Minor Inc.	0.82

BioMed Realty Trust Inc.	0.78

Home Properties Inc.	0.76

Entertainment Properties Trust	0.74

TOTAL	9.31%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2008

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index™ (the “Index”). The Index is comprised of the S&P 500, MidCap 400 and SmallCap 600 Indexes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (10.20)%, while the total return for the Index was (10.12)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.37)%	(21.26)%	(21.27)%	2.65%	2.68%	2.83%	13.09%	13.22%	14.02%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.15%

Financial	16.00

Energy	12.70

Industrial	12.19

Technology	10.86

Communications	9.48

Consumer Cyclical	8.54

Utilities	3.80

Basic Materials	3.05

Diversified	0.07

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.49%

General Electric Co.	2.19

Procter & Gamble Co. (The)	1.83

Microsoft Corp.	1.81

Johnson & Johnson	1.67

JPMorgan Chase & Co.	1.49

Chevron Corp.	1.46

AT&T Inc.	1.42

Bank of America Corp.	1.38

International Business Machines Corp.	1.37

TOTAL	18.11%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of September 30, 2008

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the NYSE, AMEX or The NASDAQ Stock Market LLC, and includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (32.37)%, while the total return for the Index was (35.00)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.98)%	(36.17)%	(40.48)%	(27.81)%	(27.13)%	(30.39)%	(39.01)%	(38.15)%	(42.35)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets

Financial	80.79%

Basic Materials	7.78

Consumer Non-Cyclical	5.63

Consumer Cyclical	2.50

Energy	0.91

Short-Term and Other Net Assets	2.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08

Security	Percentage of Net Assets
Freeport-McMoRan Copper & Gold Inc., 6.75%	7.78%

Wells Fargo Capital IV, 7.00%	5.67

Citigroup Capital VIII, 6.95%	5.59

BAC Capital Trust X, 6.25%	5.09

BAC Capital Trust II, 7.00%	4.80

JP Morgan Chase Capital XI, 5.88%	4.80

Schering-Plough Corp., 6.00%	4.61

USB Capital XI, 6.60%	4.11

MetLife Inc., 6.50%	3.60

Deutsche Bank Capital Funding Trust VIII, 6.38%	2.77

TOTAL	48.82%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2008

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and which also meet other eligibility criteria determined by NASDAQ. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was 6.98%, while the total return for the Index was 7.07%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.31)%	(2.39)%	(2.14)%	2.54%	2.50%	3.02%	(2.62)%	(2.64)%	(2.26)%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.31)%	(2.39)%	(2.14)%	13.36%	13.17%	16.05%	(18.39)%	(18.53)%	(16.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Biotechnology	49.50%

Pharmaceuticals	46.86

Health Care - Products	3.09

Commercial Services	0.39

Distribution & Wholesale	0.15

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Amgen Inc.	11.51%

Gilead Sciences Inc.	8.47

Celgene Corp.	7.20

Teva Pharmaceutical Industries Ltd. SP ADR	5.68

Genzyme Corp.	4.38

Biogen Idec Inc.	3.26

Vertex Pharmaceuticals Inc.	2.65

Illumina Inc.	2.62

Perrigo Co.	2.05

BioMarin Pharmaceutical Inc.	1.84

TOTAL	49.66%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
S&P 100
Actual	$1,000.00	$ 898.30	0.20%	$0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400
Actual	1,000.00	939.50	0.20	0.97
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	926.40	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P MidCap 400 Value
Actual	1,000.00	951.70	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
S&P SmallCap 600
Actual	$1,000.00	$ 995.40	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	988.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P SmallCap 600 Value
Actual	1,000.00	998.10	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P 1500
Actual	1,000.00	898.00	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	676.30	0.48	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	1,069.80	0.48	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

a	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

AEROSPACE & DEFENSE – 2.45%
Boeing Co. (The)	340,875	$19,549,181
General Dynamics Corp.	182,753	13,454,276
Raytheon Co.	191,581	10,251,499
United Technologies Corp.	444,376	26,689,223

		69,944,179

AGRICULTURE – 2.25%
Altria Group Inc.	948,468	18,817,605
Philip Morris International Inc.	949,249	45,658,877

		64,476,482

AUTO MANUFACTURERS – 0.19%
Ford Motor Co.[a,b]	1,041,371	5,415,129

		5,415,129

BANKS – 6.41%
Bank of America Corp.	2,100,035	73,501,225
Bank of New York Mellon Corp. (The)	527,693	17,192,238
Regions Financial Corp.	318,458	3,057,197
U.S. Bancorp	802,772	28,915,847
Wachovia Corp.	993,032	3,475,612
Wells Fargo & Co.	1,523,873	57,190,954

		183,333,073

BEVERAGES – 4.24%
Anheuser-Busch Companies Inc.	331,162	21,485,791
Coca-Cola Co. (The)	915,485	48,410,847
PepsiCo Inc.	720,969	51,383,461

		121,280,099

BIOTECHNOLOGY – 1.01%
Amgen Inc.[a]	487,586	28,899,222

		28,899,222

CHEMICALS – 1.06%
Dow Chemical Co. (The)	425,605	13,525,727
E.I. du Pont de Nemours and Co.	415,328	16,737,718

		30,263,445

COMPUTERS – 6.86%
Apple Inc.[a]	407,969	46,369,757
Dell Inc.[a]	803,399	13,240,016
EMC Corp.[a]	952,078	11,386,853
Hewlett-Packard Co.	1,127,884	52,153,356

Security	Shares	Value
International Business Machines Corp.	623,934	$72,975,321

		196,125,303

COSMETICS & PERSONAL CARE – 4.31%
Avon Products Inc.	196,533	8,169,877
Colgate-Palmolive Co.	232,823	17,543,213
Procter & Gamble Co. (The)	1,397,356	97,381,740

		123,094,830

DIVERSIFIED FINANCIAL SERVICES – 7.64%
American Express Co.	533,928	18,917,069
Capital One Financial Corp.	173,469	8,846,919
Citigroup Inc.	2,507,772	51,434,404
Goldman Sachs Group Inc. (The)	200,089	25,611,392
JPMorgan Chase & Co.	1,696,044	79,205,255
Merrill Lynch & Co. Inc.	705,111	17,839,308
Morgan Stanley	510,154	11,733,542
NYSE Euronext Inc.	121,965	4,778,589

		218,366,478

ELECTRIC – 1.77%
AES Corp. (The)[a]	308,451	3,605,792
American Electric Power Co. Inc.	185,352	6,863,585
Entergy Corp.	88,446	7,872,578
Exelon Corp.	302,735	18,957,266
Southern Co. (The)	354,279	13,352,776

		50,651,997

FOOD – 1.33%
Campbell Soup Co.	97,646	3,769,136
H.J. Heinz Co.	143,629	7,177,141
Kraft Foods Inc.	699,183	22,898,243
Sara Lee Corp.	324,575	4,099,382

		37,943,902

FOREST PRODUCTS & PAPER – 0.39%
International Paper Co.	196,964	5,156,518
Weyerhaeuser Co.	97,381	5,899,341

		11,055,859

HEALTH CARE - PRODUCTS – 5.13%
Baxter International Inc.	289,012	18,967,858
Covidien Ltd.	230,758	12,405,550
Johnson & Johnson	1,286,920	89,157,818
Medtronic Inc.	519,930	26,048,493

		146,579,719

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2008

Security	Shares	Value
HEALTH CARE - SERVICES – 0.50%
UnitedHealth Group Inc.	560,191	$14,223,249

		14,223,249
INSURANCE – 0.90%
Allstate Corp. (The)	248,905	11,479,499
American International Group Inc.	1,241,371	4,133,765
CIGNA Corp.	126,615	4,302,378
Hartford Financial Services Group Inc. (The)	139,096	5,701,545

		25,617,187

INTERNET – 1.54%
Google Inc. Class Aa	110,057	44,080,030

		44,080,030

MACHINERY – 0.58%
Caterpillar Inc.	280,218	16,700,993

		16,700,993

MANUFACTURING – 5.62%
General Electric Co.	4,581,224	116,821,212
Honeywell International Inc.	342,528	14,232,038
3M Co.	321,931	21,991,107
Tyco International Ltd.	219,210	7,676,734

		160,721,091

MEDIA – 2.77%
CBS Corp. Class B	313,266	4,567,418
Comcast Corp. Class A	1,343,978	26,382,288
Time Warner Inc.	1,650,110	21,632,942
Walt Disney Co. (The)	864,738	26,538,809

		79,121,457

MINING – 0.30%
Alcoa Inc.	375,518	8,479,196

		8,479,196

OFFICE & BUSINESS EQUIPMENT – 0.16%
Xerox Corp.	402,037	4,635,487

		4,635,487

OIL & GAS – 11.95%
Chevron Corp.	946,125	78,036,390
ConocoPhillips	699,914	51,268,700
Exxon Mobil Corp.	2,391,900	185,754,954
Occidental Petroleum Corp.	376,566	26,529,075

		341,589,119

Security	Shares	Value
OIL & GAS SERVICES – 2.60%
Baker Hughes Inc.	142,300	$8,614,842
Halliburton Co.	403,383	13,065,575
National Oilwell Varco Inc.[a]	191,802	9,634,214
Schlumberger Ltd.	552,449	43,140,742

		74,455,373

PHARMACEUTICALS – 5.18%
Abbott Laboratories	709,937	40,878,172
Bristol-Myers Squibb Co.	911,509	19,004,963
Merck & Co. Inc.	985,935	31,116,109
Pfizer Inc.	3,104,412	57,245,357

		148,244,601

PIPELINES – 0.36%
El Paso Corp.	322,928	4,120,561
Williams Companies Inc. (The)	266,045	6,291,964

		10,412,525

RETAIL – 5.36%
CVS Caremark Corp.	660,995	22,249,092
Home Depot Inc.	782,188	20,250,847
McDonald’s Corp.	517,614	31,936,784
Target Corp.	347,408	17,040,362
Wal-Mart Stores Inc.	1,032,669	61,846,546

		153,323,631

SEMICONDUCTORS – 2.15%
Intel Corp.	2,589,110	48,494,030
Texas Instruments Inc.	602,987	12,964,221

		61,458,251
SOFTWARE – 4.86%
MasterCard Inc. Class A	33,256	5,897,286
Microsoft Corp.	3,616,015	96,511,440
Oracle Corp.[a]	1,804,022	36,639,687

		139,048,413

TELECOMMUNICATIONS – 7.69%
AT&T Inc.	2,713,848	75,770,636
Cisco Systems Inc.[a]	2,720,388	61,371,953
QUALCOMM Inc.	755,409	32,459,925
Sprint Nextel Corp.	1,317,702	8,037,982
Verizon Communications Inc.	1,311,482	42,085,457

		219,725,953

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2008

Security	Shares	Value
TRANSPORTATION – 2.24%
Burlington Northern Santa Fe Corp.	129,870	$12,003,884
FedEx Corp.	143,058	11,307,304
Norfolk Southern Corp.	172,485	11,420,232
United Parcel Service Inc. Class B	464,658	29,222,342

		63,953,762

TOTAL COMMON STOCKS
(Cost: $3,765,227,364)		2,853,220,035

SHORT-TERM INVESTMENTS – 0.24%

MONEY MARKET FUNDS – 0.24%
Barclays Global Investors Funds
Treasury Money Market Fund,
Institutional Shares
0.47%[c,d]	1,801,148	1,801,148
BGI Cash Premier Fund LLC
2.67%[c,d,e]	5,092,660	5,092,660

		6,893,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,893,808)		6,893,808

TOTAL INVESTMENTS IN SECURITIES – 100.04%
(Cost: $3,772,121,172)		2,860,113,843
Other Assets, Less Liabilities – (0.04)%		(1,218,472)

NET ASSETS – 100.00%		$2,858,895,371

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$13,849,066	0.29%

		13,849,066	0.29

AEROSPACE & DEFENSE
Other securities[a]		39,687,448	0.84

		39,687,448	0.84

AGRICULTURE
Other securities[a]		6,312,189	0.13

		6,312,189	0.13

AIRLINES
Other securities[a]		9,729,555	0.21

		9,729,555	0.21

APPAREL
Other securities[a]		45,483,532	0.97

		45,483,532	0.97

AUTO MANUFACTURERS
Other securities[a]		4,954,714	0.10

		4,954,714	0.10

AUTO PARTS & EQUIPMENT
Other securities[a]		30,605,508	0.65

		30,605,508	0.65

BANKS
Other securities[a]		165,471,336	3.52

		165,471,336	3.52

BEVERAGES
Other securities[a]		17,304,727	0.37

		17,304,727	0.37

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	753,879	25,058,938	0.53
Other securities[a]		45,076,678	0.96

		70,135,616	1.49

BUILDING MATERIALS
Martin Marietta Materials Inc.[c]	209,284	23,435,622	0.50

		23,435,622	0.50

Security	Shares	Value	% of Net Assets
CHEMICALS
Airgas Inc.	417,134	$20,710,703	0.44%
Other securities[a]		135,795,287	2.89

		156,505,990	3.33

COAL
Arch Coal Inc.	730,312	24,019,962	0.51
Other securities[a]		9,318,746	0.20

		33,338,708	0.71

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b]	340,336	21,570,496	0.46
Pharmaceutical Product Development Inc.	602,532	24,914,698	0.53
Quanta Services Inc.[b,c]	887,395	23,968,539	0.51
Other securities[a]		192,118,783	4.08

		262,572,516	5.58

COMPUTERS
Western Digital Corp.[b,c]	1,120,435	23,887,674	0.51
Other securities[a]		101,866,334	2.16

		125,754,008	2.67

COSMETICS & PERSONAL CARE
Other securities[a]		11,666,238	0.25

		11,666,238	0.25

DISTRIBUTION & WHOLESALE
Other securities[a]		21,100,088	0.45

		21,100,088	0.45

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	587,031	20,681,102	0.44
Other securities[a]		63,428,787	1.35

		84,109,889	1.79

ELECTRIC
MDU Resources Group Inc.	926,845	26,878,505	0.57
Northeast Utilities	786,965	20,185,652	0.43
SCANA Corp.	591,763	23,037,334	0.49
Wisconsin Energy Corp.	591,447	26,555,970	0.56

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Other securities[a]		$149,261,375	3.18%

		245,918,836	5.23

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	539,864	22,010,255	0.47
Energizer Holdings Inc.[b]	294,180	23,696,199	0.51
Other securities[a]		10,065,783	0.21

		55,772,237	1.19

ELECTRONICS
FLIR Systems Inc.[b]	704,182	27,054,672	0.57
Other securities[a]		93,329,672	1.99

		120,384,344	2.56

ENGINEERING & CONSTRUCTION
Other securities[a]		50,309,986	1.07

		50,309,986	1.07

ENTERTAINMENT
Other securities[a]		32,420,943	0.69

		32,420,943	0.69

ENVIRONMENTAL CONTROL
Republic Services Inc.	782,546	23,460,729	0.50
Stericycle Inc.[b]	432,028	25,450,769	0.54
Other securities[a]		5,729,627	0.12

		54,641,125	1.16

FOOD
Other securities[a]		77,863,629	1.66

		77,863,629	1.66

FOREST PRODUCTS & PAPER
Other securities[a]		40,610,994	0.86

		40,610,994	0.86

GAS
Other securities[a]		48,202,227	1.02

		48,202,227	1.02

HAND & MACHINE TOOLS
Other securities[a]		24,449,297	0.52

		24,449,297	0.52

HEALTH CARE - PRODUCTS
Beckman Coulter Inc.	314,705	22,340,908	0.48
DENTSPLY International Inc.	752,015	28,230,643	0.60
Henry Schein Inc.[b]	452,122	24,342,248	0.52

Security	Shares	Value	% of Net Assets
Hologic Inc.[b]	1,296,306	$25,057,595	0.53%
Other securities[a]		111,669,278	2.37

		211,640,672	4.50

HEALTH CARE - SERVICES
Covance Inc.[b]	318,829	28,187,672	0.60
Other securities[a]		92,954,028	1.98

		121,141,700	2.58

HOME BUILDERS
Other securities[a]		51,323,443	1.09

		51,323,443	1.09

HOME FURNISHINGS
Other securities[a]		2,215,670	0.05

		2,215,670	0.05

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	337,073	20,928,863	0.45
Other securities[a]		19,026,146	0.40

		39,955,009	0.85

INSURANCE
Everest Re Group Ltd.	312,074	27,003,763	0.57
Other securities[a]		184,217,042	3.92

		211,220,805	4.49

INTERNET
McAfee Inc.[b]	765,303	25,989,690	0.55
Other securities[a]		44,946,237	0.96

		70,935,927	1.51

INVESTMENT COMPANIES
Other securities[a]		12,264,798	0.26

		12,264,798	0.26

IRON & STEEL
Cleveland-Cliffs Inc.	539,831	28,578,653	0.61
Other securities[a]		33,418,261	0.71

		61,996,914	1.32

LEISURE TIME
Other securities[a]		10,144,589	0.22

		10,144,589	0.22

LODGING
Other securities[a]		2,699,789	0.06

		2,699,789	0.06

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Flowserve Corp.	280,646	$24,912,945	0.53%
Joy Global Inc.	545,218	24,611,141	0.52
Other securities[a]		73,771,096	1.57

		123,295,182	2.62

MANUFACTURING
Roper Industries Inc.	453,330	25,821,677	0.55
SPX Corp.	274,074	21,103,698	0.45
Other securities[a]		131,229,042	2.79

		178,154,417	3.79

MEDIA
Other securities[a]		17,072,245	0.36

		17,072,245	0.36

METAL FABRICATE & HARDWARE
Other securities[a]		26,484,941	0.56

		26,484,941	0.56

OFFICE FURNISHINGS
Other securities[a]		12,561,702	0.27

		12,561,702	0.27

OIL & GAS
Cimarex Energy Co.	420,270	20,555,406	0.44
Denbury Resources Inc.[b]	1,249,023	23,781,398	0.50
Forest Oil Corp.[b,c]	454,134	22,525,046	0.48
Helmerich & Payne Inc.	532,215	22,986,366	0.49
Newfield Exploration Co.[b]	668,755	21,393,472	0.45
Pride International Inc.[b]	875,440	25,921,778	0.55
Other securities[a]		73,205,013	1.56

		210,368,479	4.47

OIL & GAS SERVICES
FMC Technologies Inc.[b]	644,539	30,003,290	0.64
Other securities[a]		63,919,936	1.36

		93,923,226	2.00

PACKAGING & CONTAINERS
Other securities[a]		38,401,592	0.82

		38,401,592	0.82

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Cephalon Inc.[b,c]	343,885	$26,647,649	0.57%
Other securities[a]		98,710,327	2.10

		125,357,976	2.67

PIPELINES
Equitable Resources Inc.	661,925	24,279,409	0.51
Other securities[a]		35,560,077	0.76

		59,839,486	1.27

REAL ESTATE
Other securities[a]		8,886,182	0.19

		8,886,182	0.19

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.[c]	495,819	22,460,601	0.48
Federal Realty Investment Trust[c]	298,026	25,511,026	0.54
Health Care REIT Inc.	515,495	27,439,799	0.58
Macerich Co. (The)[c]	377,581	24,033,031	0.51
Regency Centers Corp.	353,960	23,605,592	0.50
Other securities[a]		195,501,395	4.16

		318,551,444	6.77

RETAIL
Ross Stores Inc.	665,372	24,492,343	0.52
Other securities[a]		291,986,719	6.21

		316,479,062	6.73

SAVINGS & LOANS
New York Community Bancorp Inc.[c]	1,738,586	29,190,859	0.62
Other securities[a]		25,974,363	0.55

		55,165,222	1.17

SEMICONDUCTORS
Lam Research Corp.[b,c]	634,515	19,980,877	0.43
Other securities[a]		59,282,886	1.26

		79,263,763	1.69

SOFTWARE
Dun & Bradstreet Corp. (The)	276,041	26,047,229	0.55
Other securities[a]		127,888,754	2.72

		153,935,983	3.27

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[a]		$91,478,964	1.95%

		91,478,964	1.95

TEXTILES
Other securities[a]		19,125,417	0.41

		19,125,417	0.41

TOYS, GAMES & HOBBIES
Other securities[a]		8,472,831	0.18

		8,472,831	0.18

TRANSPORTATION
Kansas City Southern Industries Inc.[b]	459,907	20,401,475	0.43
Other securities[a]		49,331,270	1.05

		69,732,745	1.48

TRUCKING & LEASING
Other securities[a]		9,738,454	0.21

		9,738,454	0.21

WATER
Other securities[a]		12,131,916	0.26

		12,131,916	0.26

TOTAL COMMON STOCKS
(Cost: $5,404,712,826)		4,696,550,913	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	4,207,628	4,207,628	0.09
BGI Cash Premier Fund LLC 2.67%[d,e,f]	632,734,975	632,734,975	13.46

		636,942,603	13.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,942,603)		636,942,603	13.55

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,041,655,429)	$5,333,493,516	113.43%

Other Assets, Less Liabilities	(631,579,283)	(13.43)

NET ASSETS	$4,701,914,233	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,067,766	0.27%

		5,067,766	0.27

AEROSPACE & DEFENSE
Alliant Techsystems Inc.[b,c]	140,322	13,181,849	0.70
Other securities[a]		7,286,657	0.39

		20,468,506	1.09

AIRLINES
Other securities[a]		523,767	0.03

		523,767	0.03

APPAREL
Other securities[a]		28,963,896	1.54

		28,963,896	1.54

AUTO MANUFACTURERS
Other securities[a]		2,790,038	0.15

		2,790,038	0.15

AUTO PARTS & EQUIPMENT
Other securities[a]		9,407,218	0.50

		9,407,218	0.50

BANKS
Other securities[a]		13,852,134	0.74

		13,852,134	0.74

BEVERAGES
Other securities[a]		11,784,043	0.63

		11,784,043	0.63

BIOTECHNOLOGY
Charles River Laboratories International Inc.[b,c]	288,866	16,040,729	0.85
Invitrogen Corp.[b,c]	393,068	14,857,970	0.79
Other securities[a]		13,046,930	0.70

		43,945,629	2.34

BUILDING MATERIALS
Other securities[a]		9,864,430	0.53

		9,864,430	0.53

CHEMICALS
Other securities[a]		42,476,737	2.26

		42,476,737	2.26

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$14,085,419	0.75%

		14,085,419	0.75

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b]	286,482	18,157,229	0.97
Pharmaceutical Product Development Inc.	507,163	20,971,190	1.12
Strayer Education Inc.	60,776	12,171,002	0.65
Other securities[a]		81,432,252	4.32

		132,731,673	7.06

COMPUTERS
Western Digital Corp.[b,c]	943,105	20,106,999	1.07
Other securities[a]		42,150,692	2.24

		62,257,691	3.31

COSMETICS & PERSONAL CARE
Other securities[a]		4,026,235	0.21

		4,026,235	0.21

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	173,901	14,407,698	0.77
Eaton Vance Corp.	494,097	17,407,037	0.92
Other securities[a]		15,047,106	0.80

		46,861,841	2.49

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[b]	247,613	19,945,227	1.06
Other securities[a]		14,960,377	0.80

		34,905,604	1.86

ELECTRONICS
FLIR Systems Inc.[b,c]	592,738	22,772,994	1.21
Trimble Navigation Ltd.[b]	514,836	13,313,659	0.71
Other securities[a]		24,214,548	1.29

		60,301,201	3.21

ENGINEERING & CONSTRUCTION
Other securities[a]		12,284,534	0.65

		12,284,534	0.65

ENTERTAINMENT
Other securities[a]		25,651,700	1.37

		25,651,700	1.37

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Stericycle Inc.[b]	363,662	$21,423,328	1.14%
Other securities[a]		15,485,822	0.82

		36,909,150	1.96

FOOD
Other securities[a]		17,056,181	0.91

		17,056,181	0.91

FOREST PRODUCTS & PAPER
Other securities[a]		4,214,485	0.22

		4,214,485	0.22

GAS
Other securities[a]		8,709,563	0.46

		8,709,563	0.46

HAND & MACHINE TOOLS
Other securities[a]		10,051,505	0.53

		10,051,505	0.53

HEALTH CARE - PRODUCTS
DENTSPLY International Inc.	405,129	15,208,543	0.81
Gen-Probe Inc.[b]	230,852	12,246,699	0.65
Henry Schein Inc.[b]	380,556	20,489,135	1.09
Hologic Inc.[b]	1,091,171	21,092,335	1.12
IDEXX Laboratories Inc.[b,c]	253,093	13,869,496	0.74
ResMed Inc.[b,c]	321,763	13,835,809	0.74
TECHNE Corp.[b]	164,622	11,872,539	0.63
Other securities[a]		35,748,313	1.90

		144,362,869	7.68

HEALTH CARE - SERVICES
Community Health Systems Inc.[b]	408,299	11,967,244	0.64
Covance Inc.[b]	268,372	23,726,769	1.26
Other securities[a]		43,431,872	2.31

		79,125,885	4.21

HOME BUILDERS
NVR Inc.[b,c]	23,111	13,219,492	0.70
Toll Brothers Inc.[b]	554,761	13,996,620	0.74
Other securities[a]		6,264,653	0.34

		33,480,765	1.78

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	283,716	17,615,926	0.94

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,805,458	0.09%

		19,421,384	1.03

INSURANCE
Philadelphia Consolidated Holding Corp.[b]	246,658	14,446,759	0.77
W.R. Berkley Corp.	596,424	14,045,785	0.75
Other securities[a]		25,327,925	1.34

		53,820,469	2.86

INTERNET
McAfee Inc.[b]	644,193	21,876,794	1.16
Other securities[a]		32,794,553	1.75

		54,671,347	2.91

IRON & STEEL
Cleveland-Cliffs Inc.	454,415	24,056,730	1.28
Steel Dynamics Inc.	759,813	12,985,204	0.69
Other securities[a]		9,435,624	0.50

		46,477,558	2.47

LEISURE TIME
Other securities[a]		2,875,495	0.15

		2,875,495	0.15

MACHINERY
Joy Global Inc.	458,946	20,716,822	1.10
Other securities[a]		45,857,321	2.44

		66,574,143	3.54

MANUFACTURING
Donaldson Co. Inc.	334,733	14,028,660	0.75
Roper Industries Inc.	251,837	14,344,636	0.76
Other securities[a]		34,881,017	1.86

		63,254,313	3.37

MEDIA
Other securities[a]		7,439,847	0.40

		7,439,847	0.40

METAL FABRICATE & HARDWARE
Other securities[a]		8,236,594	0.44

		8,236,594	0.44

OFFICE FURNISHINGS
Other securities[a]		6,213,373	0.33

		6,213,373	0.33

OIL & GAS
Cimarex Energy Co.	353,750	17,301,912	0.92
Denbury Resources Inc.[b]	1,051,358	20,017,856	1.07

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Newfield Exploration Co.[b]	562,894	$18,006,979	0.96%
Other securities[a]		52,087,073	2.77

		107,413,820	5.72

OIL & GAS SERVICES
FMC Technologies Inc.[b]	542,548	25,255,609	1.34
Oceaneering International Inc.[b]	236,409	12,605,328	0.67
Other securities[a]		19,807,647	1.06

		57,668,584	3.07

PACKAGING & CONTAINERS
Other securities[a]		4,569,777	0.24

		4,569,777	0.24

PHARMACEUTICALS
Cephalon Inc.[b]	170,791	13,234,595	0.71
Other securities[a]		54,419,717	2.89

		67,654,312	3.60

PIPELINES
Other securities[a]		10,832,338	0.58

		10,832,338	0.58

REAL ESTATE
Other securities[a]		7,477,212	0.40

		7,477,212	0.40

RETAIL
Advance Auto Parts Inc.	407,334	16,154,866	0.86
American Eagle Outfitters Inc.	876,719	13,369,965	0.71
Dollar Tree Inc.[b]	385,046	14,000,273	0.75
O’Reilly Automotive Inc.[b]	570,471	15,271,509	0.81
Ross Stores Inc.	560,071	20,616,214	1.10
Urban Outfitters Inc.[b,c]	484,423	15,438,561	0.82
Other securities[a]		93,107,188	4.95

		187,958,576	10.00

SEMICONDUCTORS
Other securities[a]		24,870,818	1.32

		24,870,818	1.32

SOFTWARE
ANSYS Inc.[b]	378,600	14,337,582	0.76
Cerner Corp.[b,c]	288,994	12,900,692	0.69
Dun & Bradstreet Corp. (The)	232,344	21,923,980	1.17

Security	Shares	Value	% of Net Assets
Global Payments Inc.	339,752	$15,241,275	0.81%
SEI Investments Co.	570,950	12,675,090	0.67
Other securities[a]		25,519,328	1.36

		102,597,947	5.46

TELECOMMUNICATIONS
Other securities[a]		23,065,444	1.23

		23,065,444	1.23

TEXTILES
Other securities[a]		8,049,196	0.43

		8,049,196	0.43

TOYS, GAMES & HOBBIES
Other securities[a]		7,130,515	0.38

		7,130,515	0.38

TRANSPORTATION
Other securities[a]		20,146,517	1.07

		20,146,517	1.07

WATER
Other securities[a]		4,084,795	0.22

		4,084,795	0.22

TOTAL COMMON STOCKS
(Cost: $2,200,017,785)		1,878,664,839	99.96

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	1,405,809	1,405,809	0.08
BGI Cash Premier Fund LLC 2.67%[d,e,f]	252,607,859	252,607,859	13.44

		254,013,668	13.52

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,013,668)		254,013,668	13.52

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2008

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,454,031,453)	$2,132,678,507	113.48%

Other Assets, Less Liabilities	(253,348,465)	(13.48)

NET ASSETS	$1,879,330,042	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,875,229	0.32%

		5,875,229	0.32

AEROSPACE & DEFENSE
Other securities[a]		11,590,734	0.62

		11,590,734	0.62

AGRICULTURE
Other securities[a]		4,746,512	0.25

		4,746,512	0.25

AIRLINES
Other securities[a]		6,883,793	0.37

		6,883,793	0.37

APPAREL
Other securities[a]		8,335,082	0.45

		8,335,082	0.45

AUTO MANUFACTURERS
Other securities[a]		1,247,713	0.07

		1,247,713	0.07

AUTO PARTS & EQUIPMENT
Other securities[a]		14,630,896	0.79

		14,630,896	0.79

BANKS
Cullen/Frost Bankers Inc.	225,316	13,518,960	0.73
Synovus Financial Corp.[b]	1,070,054	11,075,059	0.59
Other securities[a]		87,790,112	4.72

		112,384,131	6.04

BEVERAGES
Other securities[a]		2,501,816	0.13

		2,501,816	0.13

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[c]	358,007	11,900,153	0.64
Other securities[a]		1,609,280	0.09

		13,509,433	0.73

BUILDING MATERIALS
Other securities[a]		8,840,149	0.47

		8,840,149	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
Lubrizol Corp.	258,160	$11,137,022	0.60%
Other securities[a]		68,808,966	3.69

		79,945,988	4.29

COAL
Other securities[a]		12,511,119	0.67

		12,511,119	0.67

COMMERCIAL SERVICES
Manpower Inc.	302,749	13,066,647	0.70
Quanta Services Inc.[b,c]	488,292	13,188,767	0.71
SAIC Inc.[c]	733,888	14,846,554	0.80
Other securities[a]		37,848,832	2.03

		78,950,800	4.24

COMPUTERS
Other securities[a]		39,061,658	2.10

		39,061,658	2.10

COSMETICS & PERSONAL CARE
Other securities[a]		5,178,242	0.28

		5,178,242	0.28

DISTRIBUTION & WHOLESALE
Ingram Micro Inc. Class Ac	632,656	10,166,782	0.54
Other securities[a]		5,736,603	0.31

		15,903,385	0.85

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		21,446,585	1.15

		21,446,585	1.15

ELECTRIC
Alliant Energy Corp.	421,145	13,565,080	0.73
DPL Inc.[b]	433,276	10,745,245	0.58
MDU Resources Group Inc.	698,582	20,258,878	1.09
Northeast Utilities	593,145	15,214,169	0.82
NSTAR	407,260	13,643,210	0.73
OGE Energy Corp.	351,992	10,869,513	0.58
Puget Energy Inc.	494,467	13,202,269	0.71
SCANA Corp.	446,037	17,364,220	0.93
Wisconsin Energy Corp.	445,802	20,016,510	1.08
Other securities[a]		50,482,554	2.71

		185,361,648	9.96

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$10,741,570	0.58%

		10,741,570	0.58

ELECTRONICS
Arrow Electronics Inc.[c]	456,189	11,961,276	0.64
Other securities[a]		24,777,330	1.33

		36,738,606	1.97

ENGINEERING & CONSTRUCTION
URS Corp.[c]	321,966	11,806,493	0.64
Other securities[a]		15,118,113	0.81

		26,924,606	1.45

ENTERTAINMENT
Other securities[a]		1,474,767	0.08

		1,474,767	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		8,142,418	0.44

		8,142,418	0.44

FOOD
J.M. Smucker Co. (The)	209,070	10,597,758	0.57
Other securities[a]		32,829,657	1.76

		43,427,415	2.33

FOREST PRODUCTS & PAPER
Rayonier Inc.	299,797	14,195,388	0.76
Other securities[a]		12,612,124	0.68

		26,807,512	1.44

GAS
Other securities[a]		28,544,127	1.53

		28,544,127	1.53

HAND & MACHINE TOOLS
Other securities[a]		9,409,840	0.51

		9,409,840	0.51

HEALTH CARE - PRODUCTS
Other securities[a]		30,279,468	1.63

		30,279,468	1.63

HEALTH CARE - SERVICES
Other securities[a]		20,460,992	1.10

		20,460,992	1.10

HOME BUILDERS
Other securities[a]		8,703,468	0.47

		8,703,468	0.47

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$1,670,671	0.09%

		1,670,671	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		12,723,416	0.68

		12,723,416	0.68

INSURANCE
Everest Re Group Ltd.	235,208	20,352,548	1.09
Fidelity National Financial Inc.	806,306	11,852,698	0.64
First American Corp.	353,232	10,420,344	0.56
Old Republic International Corp.	879,967	11,219,579	0.60
Other securities[a]		57,200,185	3.08

		111,045,354	5.97

INTERNET
Other securities[a]		4,485,670	0.24

		4,485,670	0.24

INVESTMENT COMPANIES
Other securities[a]		9,251,688	0.50

		9,251,688	0.50

IRON & STEEL
Other securities[a]		5,137,191	0.28

		5,137,191	0.28

LEISURE TIME
Other securities[a]		5,056,892	0.27

		5,056,892	0.27

LODGING
Other securities[a]		2,026,637	0.11

		2,026,637	0.11

MACHINERY
Flowserve Corp.	120,363	10,684,624	0.57
Other securities[a]		23,349,559	1.26

		34,034,183	1.83

MANUFACTURING
Pentair Inc.	377,178	13,039,043	0.70
SPX Corp.	134,304	10,341,408	0.56
Other securities[a]		54,260,122	2.91

		77,640,573	4.17

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$6,200,590	0.33%

		6,200,590	0.33

METAL FABRICATE & HARDWARE
Other securities[a]		12,590,711	0.68

		12,590,711	0.68

OFFICE FURNISHINGS
Other securities[a]		3,910,484	0.21

		3,910,484	0.21

OIL & GAS
Forest Oil Corp.[b,c]	342,301	16,978,130	0.91
Helmerich & Payne Inc.	252,750	10,916,272	0.59
Pride International Inc.[c]	659,855	19,538,307	1.05
Other securities[a]		14,932,182	0.80

		62,364,891	3.35

OIL & GAS SERVICES
Tidewater Inc.	196,535	10,880,178	0.58
Other securities[a]		8,377,016	0.45

		19,257,194	1.03

PACKAGING & CONTAINERS
Sonoco Products Co.	379,549	11,265,014	0.61
Other securities[a]		13,605,019	0.73

		24,870,033	1.34

PHARMACEUTICALS
Omnicare Inc.	396,547	11,408,657	0.61
Other securities[a]		22,540,651	1.21

		33,949,308	1.82

PIPELINES
National Fuel Gas Co.	310,670	13,104,061	0.70
ONEOK Inc.	398,201	13,698,114	0.74
Other securities[a]		8,607,072	0.46

		35,409,247	1.90

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	122,453	13,775,963	0.74
AMB Property Corp.[b]	373,720	16,929,516	0.91
Duke Realty Corp.	560,078	13,766,717	0.74
Essex Property Trust Inc.	97,491	11,536,110	0.62
Federal Realty Investment Trust[b]	224,629	19,228,242	1.03

Security	Shares	Value	% of Net Assets
Health Care REIT Inc.	388,567	$20,683,421	1.11%
Liberty Property Trust	355,844	13,397,527	0.72
Macerich Co. (The)	284,603	18,114,981	0.97
Nationwide Health Properties Inc.	369,033	13,277,807	0.71
Regency Centers Corp.[b]	266,789	17,792,158	0.96
UDR Inc.	488,187	12,766,090	0.69
Weingarten Realty Investors[b]	285,121	10,170,266	0.55
Other securities[a]		59,155,209	3.17

		240,594,007	12.92

RETAIL
Other securities[a]		70,186,437	3.77

		70,186,437	3.77

SAVINGS & LOANS
New York Community Bancorp Inc.	1,310,467	22,002,740	1.18
Other securities[a]		19,609,632	1.06

		41,612,372	2.24

SEMICONDUCTORS
Other securities[a]		37,501,821	2.01

		37,501,821	2.01

SOFTWARE
Other securities[a]		24,134,165	1.30

		24,134,165	1.30

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	405,888	14,510,496	0.78
Other securities[a]		33,747,207	1.81

		48,257,703	2.59

TEXTILES
Other securities[a]		7,217,402	0.39

		7,217,402	0.39

TRANSPORTATION
Other securities[a]		34,514,219	1.85

		34,514,219	1.85

TRUCKING & LEASING
Other securities[a]		7,359,031	0.40

		7,359,031	0.40

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$5,475,831	0.29%

		5,475,831	0.29

TOTAL COMMON STOCKS
(Cost: $2,164,459,058)		1,859,037,423	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	2,200,419	2,200,419	0.12
BGI Cash Premier Fund LLC 2.67%[d,e,f]	205,707,481	205,707,481	11.05

		207,907,900	11.17

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,907,900)		207,907,900	11.17

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,372,366,958)		2,066,945,323	111.04

Other Assets, Less Liabilities		(205,522,427)	(11.04)

NET ASSETS		$1,861,422,896	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,266,209	0.13%

		6,266,209	0.13

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	479,484	21,792,548	0.46
Moog Inc. Class Ab,c	455,791	19,544,318	0.41
Teledyne Technologies Inc.[b,c]	381,106	21,784,019	0.46
Other securities[a]		53,624,043	1.14

		116,744,928	2.47

AGRICULTURE
Other securities[a]		10,408,062	0.22

		10,408,062	0.22

AIRLINES
Other securities[a]		9,733,178	0.21

		9,733,178	0.21

APPAREL
Other securities[a]		85,852,267	1.81

		85,852,267	1.81

AUTO MANUFACTURERS
Other securities[a]		3,093,032	0.07

		3,093,032	0.07

AUTO PARTS & EQUIPMENT
Other securities[a]		11,990,108	0.25

		11,990,108	0.25

BANKS
Susquehanna
Bancshares Inc.	918,879	17,936,518	0.38
Whitney Holding Corp.	683,216	16,567,988	0.35
Other securities[a]		296,447,280	6.26

		330,951,786	6.99

BEVERAGES
Other securities[a]		15,948,952	0.34

		15,948,952	0.34

BIOTECHNOLOGY
Other securities[a]		53,022,144	1.12

		53,022,144	1.12

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Lennox International Inc.	500,601	$16,654,995	0.35%
Other securities[a]		50,109,101	1.06

		66,764,096	1.41

CHEMICALS
Other securities[a]		66,948,829	1.41

		66,948,829	1.41

COMMERCIAL SERVICES
PAREXEL International Corp.[b]	589,295	16,889,195	0.36
Watson Wyatt Worldwide Inc.	461,918	22,971,182	0.49
Other securities[a]		224,501,541	4.74

		264,361,918	5.59

COMPUTERS
MICROS Systems Inc.[b]	861,707	22,973,109	0.49
Other securities[a]		78,168,292	1.65

		101,141,401	2.14

COSMETICS & PERSONAL CARE
Other securities[a]		15,670,790	0.33

		15,670,790	0.33

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	1,447,901	24,570,880	0.52
Owens & Minor Inc.	441,506	21,413,041	0.45
Other securities[a]		51,153,766	1.08

		97,137,687	2.05

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		84,441,256	1.78

		84,441,256	1.78

ELECTRIC
Other securities[a]		81,261,310	1.72

		81,261,310	1.72

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		37,029,678	0.78

		37,029,678	0.78

ELECTRONICS
Brady Corp. Class A	575,069	20,288,434	0.43
Itron Inc.[b,c]	366,335	32,431,638	0.68

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Woodward
Governor Co.	582,451	$20,543,047	0.43%
Other securities[a]		141,645,345	3.00

		214,908,464	4.54

ENERGY - ALTERNATE SOURCES
Other securities[a]		5,989,130	0.13

		5,989,130	0.13

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	697,854	18,367,517	0.39
Other securities[a]		4,466,532	0.09

		22,834,049	0.48

ENTERTAINMENT
Other securities[a]		7,871,535	0.17

		7,871,535	0.17

ENVIRONMENTAL CONTROL
Waste
Connections Inc.[b,c]	828,001	28,400,434	0.60
Other securities[a]		24,986,985	0.53

		53,387,419	1.13

FOOD
Flowers Foods Inc.	854,792	25,096,693	0.53
Other securities[a]		68,102,461	1.44

		93,199,154	1.97

FOREST PRODUCTS & PAPER
Other securities[a]		38,489,064	0.81

		38,489,064	0.81

GAS
Atmos Energy Corp.	967,770	25,762,037	0.54
Piedmont Natural
Gas Co.	782,514	25,009,147	0.53
Southern Union Co.	1,324,394	27,348,736	0.58
UGI Corp.	1,149,502	29,634,162	0.62
Other securities[a]		67,574,846	1.43

		175,328,928	3.70

HAND & MACHINE TOOLS
Other securities[a]		28,846,189	0.61

		28,846,189	0.61

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Cooper Companies Inc. (The)	480,506	$16,702,389	0.35%
Haemonetics Corp.[b]	271,202	16,738,587	0.35
Immucor Inc.[b,c]	749,598	23,957,152	0.51
West Pharmaceutical Services Inc.	347,237	16,952,110	0.36
Other securities[a]		141,036,626	2.98

		215,386,864	4.55

HEALTH CARE - SERVICES
Magellan Health Services Inc.[b]	433,897	17,815,811	0.38
Pediatrix Medical Group Inc.[b]	486,939	26,255,751	0.55
Other securities[a]		95,259,027	2.01

		139,330,589	2.94

HOME BUILDERS
Other securities[a]		29,576,433	0.62

		29,576,433	0.62

HOME FURNISHINGS
Other securities[a]		20,382,617	0.43

		20,382,617	0.43

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,833,077	0.59

		27,833,077	0.59

HOUSEWARES
Other securities[a]		20,829,088	0.44

		20,829,088	0.44

INSURANCE
Hilb Rogal & Hobbs Co.	383,719	17,935,026	0.38
ProAssurance Corp.[b,c]	357,665	20,029,240	0.42
Other securities[a]		98,539,615	2.08

		136,503,881	2.88

INTERNET
Other securities[a]		83,673,455	1.77

		83,673,455	1.77

IRON & STEEL
Other securities[a]		8,949,651	0.19

		8,949,651	0.19

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$51,825,686	1.09%

		51,825,686	1.09

LODGING
Other securities[a]		5,028,285	0.11

		5,028,285	0.11

MACHINERY
Gardner Denver Inc.[b]	568,363	19,733,563	0.42
Other securities[a]		72,002,394	1.52

		91,735,957	1.94

MANUFACTURING
Acuity Brands Inc.	434,193	18,131,900	0.38
CLARCOR Inc.	541,933	20,566,357	0.43
Other securities[a]		55,430,380	1.18

		94,128,637	1.99

MEDIA
Other securities[a]		4,732,597	0.10

		4,732,597	0.10

METAL FABRICATE & HARDWARE
Other securities[a]		42,318,338	0.89

		42,318,338	0.89

MINING
Other securities[a]		27,249,947	0.58

		27,249,947	0.58

MISCELLANEOUS - MANUFACTURING
Other securities[a]		3,733,928	0.08

		3,733,928	0.08

OFFICE FURNISHINGS
Other securities[a]		6,851,710	0.14

		6,851,710	0.14

OIL & GAS
Atwood Oceanics Inc.[b]	594,873	21,653,377	0.46
Penn Virginia Corp.	446,746	23,874,106	0.50
St. Mary Land & Exploration Co.	663,985	23,671,065	0.50
Unit Corp.[b]	504,463	25,132,347	0.53
Other securities[a]		49,593,192	1.05

		143,924,087	3.04

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
SEACOR Holdings Inc.[b,c]	222,650	$17,578,218	0.37%
Other securities[a]		100,564,367	2.13

		118,142,585	2.50

PHARMACEUTICALS
Other securities[a]		84,634,434	1.79

		84,634,434	1.79

REAL ESTATE
Other securities[a]		5,626,402	0.12

		5,626,402	0.12

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.[c]	765,893	20,257,870	0.43
Entertainment Properties Trust	350,935	19,203,163	0.41
Home Properties Inc.	340,874	19,753,648	0.42
Kilroy Realty Corp.	348,702	16,664,469	0.35
National Retail Properties Inc.	789,998	18,920,452	0.40
Senior Housing Properties Trust[c]	1,222,554	29,133,462	0.62
Other securities[a]		174,962,512	3.68

		298,895,576	6.31

RETAIL
Longs Drug Stores Corp.	322,994	24,431,266	0.52
Other securities[a]		329,422,635	6.96

		353,853,901	7.48

SAVINGS & LOANS
Other securities[a]		18,896,803	0.40

		18,896,803	0.40

SEMICONDUCTORS
Microsemi Corp.[b,c]	846,745	21,575,063	0.46
Varian Semiconductor Equipment Associates Inc.[b]	775,542	19,481,615	0.41
Other securities[a]		116,057,001	2.45

		157,113,679	3.32

SOFTWARE
Concur Technologies Inc.[b,c]	458,791	17,553,344	0.37
Other securities[a]		157,073,332	3.32

		174,626,676	3.69

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$7,195,496	0.15%

		7,195,496	0.15

TELECOMMUNICATIONS
Anixter International Inc.[b,c]	318,926	18,979,286	0.40
Other securities[a]		79,873,724	1.69

		98,853,010	2.09

TEXTILES
Other securities[a]		13,255,773	0.28

		13,255,773	0.28

TOYS, GAMES & HOBBIES
Other securities[a]		10,980,644	0.23

		10,980,644	0.23

TRANSPORTATION
Kirby Corp.[b]	577,039	21,892,860	0.46
Landstar System Inc.	565,455	24,913,947	0.53
Other securities[a]		71,321,194	1.51

		118,128,001	2.50

WATER
Other securities[a]		7,096,243	0.15

		7,096,243	0.15

TOTAL COMMON STOCKS
(Cost: $5,947,629,035)		4,720,915,613	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[d,e]	2,479,607	2,479,607	0.05
BGI Cash Premier Fund LLC
2.67%[d,e,f]	648,537,815	648,537,815	13.70

		651,017,422	13.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $651,017,422)		651,017,422	13.75

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,598,646,457)	$5,371,933,035	113.49%

Other Assets, Less Liabilities	(638,411,928)	(13.49)

NET ASSETS	$4,733,521,107	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,262,594	0.29%

		4,262,594	0.29

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	326,229	14,827,108	1.02
Orbital Sciences Corp.[b]	426,047	10,212,347	0.70
Teledyne Technologies Inc.[b]	259,294	14,821,245	1.02
Other securities[a]		17,967,060	1.23

		57,827,760	3.97

AGRICULTURE
Other securities[a]		2,085,411	0.14

		2,085,411	0.14

AIRLINES
Other securities[a]		3,907,350	0.27

		3,907,350	0.27

APPAREL
Deckers Outdoor Corp.[b]	94,842	9,871,155	0.68
Gymboree Corp.[b]	210,728	7,480,844	0.51
Other securities[a]		24,039,028	1.65

		41,391,027	2.84

AUTO PARTS & EQUIPMENT
Other securities[a]		1,780,245	0.12

		1,780,245	0.12

BANKS
PrivateBancorp Inc.[c]	198,624	8,274,676	0.57
Other securities[a]		40,824,709	2.80

		49,099,385	3.37

BEVERAGES
Other securities[a]		9,592,394	0.66

		9,592,394	0.66

BIOTECHNOLOGY
Martek Biosciences Corp.	240,648	7,561,160	0.52
Other securities[a]		15,152,491	1.04

		22,713,651	1.56

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Simpson Manufacturing Co. Inc.[c]	271,914	$7,366,150	0.51%
Other securities[a]		7,293,833	0.50

		14,659,983	1.01

CHEMICALS
Other securities[a]		9,686,103	0.66

		9,686,103	0.66

COMMERCIAL SERVICES
Arbitron Inc.[c]	192,775	8,615,115	0.59
Watson Wyatt Worldwide Inc.	204,291	10,159,391	0.70
Wright Express Corp.[b]	282,001	8,417,730	0.58
Other securities[a]		65,276,736	4.47

		92,468,972	6.34

COMPUTERS
CACI International Inc. Class Ab	219,907	11,017,341	0.76
MICROS Systems Inc.[b]	586,287	15,630,411	1.07
Other securities[a]		22,514,108	1.54

		49,161,860	3.37

COSMETICS & PERSONAL CARE
Chattem Inc.[b,c]	136,373	10,661,641	0.73

		10,661,641	0.73

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	985,124	16,717,554	1.15
Pool Corp.[c]	347,947	8,117,604	0.56
Other securities[a]		8,203,788	0.56

		33,038,946	2.27

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	127,138	9,376,427	0.64
Other securities[a]		32,089,804	2.20

		41,466,231	2.84

ELECTRIC
Other securities[a]		2,463,384	0.17

		2,463,384	0.17

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,092,115	0.35

		5,092,115	0.35

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Brady Corp. Class A	219,124	$7,730,695	0.53%
Dionex Corp.[b]	131,531	8,358,795	0.57
Itron Inc.[b,c]	149,557	13,240,281	0.91
Other securities[a]		34,633,904	2.38

		63,963,675	4.39

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,074,100	0.28

		4,074,100	0.28

ENTERTAINMENT
Other securities[a]		2,055,271	0.14

		2,055,271	0.14

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	563,359	19,323,213	1.32
Other securities[a]		6,527,636	0.45

		25,850,849	1.77

FOOD
Flowers Foods Inc.	412,938	12,123,860	0.83
United Natural Foods Inc.[b]	311,535	7,785,260	0.53
Other securities[a]		8,250,501	0.57

		28,159,621	1.93

FOREST PRODUCTS & PAPER
Other securities[a]		4,900,025	0.34

		4,900,025	0.34

HAND & MACHINE TOOLS
Other securities[a]		3,289,756	0.23

		3,289,756	0.23

HEALTH CARE - PRODUCTS
American Medical Systems Holdings Inc.[b,c]	530,903	9,428,837	0.65
Cooper Companies Inc. (The)	326,917	11,363,635	0.78
Haemonetics Corp.[b]	184,515	11,388,266	0.78
Immucor Inc.[b]	510,009	16,299,888	1.12
Other securities[a]		54,733,520	3.75

		103,214,146	7.08

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Amedisys Inc.[b,c]	194,727	$9,477,363	0.65%
Pediatrix Medical Group Inc.[b]	331,305	17,863,966	1.23
Other securities[a]		36,325,806	2.49

		63,667,135	4.37

HOME BUILDERS
Other securities[a]		11,445,331	0.78

		11,445,331	0.78

HOME FURNISHINGS
Other securities[a]		1,415,816	0.10

		1,415,816	0.10

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b,c]	329,420	9,299,527	0.64
Other securities[a]		2,104,312	0.14

		11,403,839	0.78

HOUSEWARES
Toro Co. (The)	258,046	10,657,300	0.73

		10,657,300	0.73

INSURANCE
Hilb Rogal & Hobbs Co.	170,096	7,950,287	0.54
ProAssurance Corp.[b]	160,615	8,994,440	0.62
Zenith National Insurance Corp.	270,645	9,916,433	0.68
Other securities[a]		19,291,116	1.32

		46,152,276	3.16

INTERNET
j2 Global Communications Inc.[b]	318,321	7,432,795	0.51
Other securities[a]		38,361,214	2.63

		45,794,009	3.14

IRON & STEEL
Other securities[a]		1,063,645	0.07

		1,063,645	0.07

LEISURE TIME
Polaris Industries Inc.[c]	235,943	10,733,047	0.74
WMS Industries Inc.[b]	364,374	11,138,913	0.76
Other securities[a]		1,000,900	0.07

		22,872,860	1.57

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$948,514	0.06%

		948,514	0.06

MACHINERY
Gardner Denver Inc.[b]	235,901	8,190,483	0.56
Other securities[a]		12,921,895	0.89

		21,112,378	1.45

MANUFACTURING
CLARCOR Inc.	199,123	7,556,718	0.52
Other securities[a]		11,524,346	0.79

		19,081,064	1.31

MEDIA
Other securities[a]		759,742	0.05

		759,742	0.05

METAL FABRICATE & HARDWARE
Other securities[a]		9,456,102	0.65

		9,456,102	0.65

MINING
Other securities[a]		9,985,642	0.68

		9,985,642	0.68

MISCELLANEOUS - MANUFACTURING
Other securities[a]		1,015,205	0.07

		1,015,205	0.07

OFFICE FURNISHINGS
Other securities[a]		1,445,889	0.10

		1,445,889	0.10

OIL & GAS
Penn Virginia Corp.	303,958	16,243,516	1.11
St. Mary Land & Exploration Co.	451,761	16,105,280	1.11
Unit Corp.[b]	343,228	17,099,619	1.17
Other securities[a]		28,202,172	1.94

		77,650,587	5.33

OIL & GAS SERVICES
CARBO Ceramics Inc.	148,320	7,654,795	0.53
Dril-Quip Inc.[b,c]	221,859	9,626,462	0.66
Other securities[a]		38,361,317	2.63

		55,642,574	3.82

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$37,795,598	2.59%

		37,795,598	2.59

REAL ESTATE
Other securities[a]		1,874,710	0.13

		1,874,710	0.13

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		8,027,042	0.55

		8,027,042	0.55

RETAIL
Panera Bread Co. Class Ab,c	221,279	11,263,101	0.77
Tractor Supply Co.[b]	232,932	9,794,791	0.67
Other securities[a]		94,293,600	6.47

		115,351,492	7.91

SEMICONDUCTORS
Other securities[a]		31,137,640	2.14

		31,137,640	2.14

SOFTWARE
Concur Technologies Inc.[b,c]	312,145	11,942,668	0.82
Other securities[a]		60,834,779	4.17

		72,777,447	4.99

STORAGE & WAREHOUSING
Other securities[a]		2,692,843	0.18

		2,692,843	0.18

TELECOMMUNICATIONS
Comtech Telecommunications Corp.[b,c]	176,217	8,676,925	0.60
Other securities[a]		19,752,917	1.35

		28,429,842	1.95

TOYS, GAMES & HOBBIES
Other securities[a]		4,083,237	0.28

		4,083,237	0.28

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Kirby Corp.[b]	235,576	$8,937,753	0.62%
Landstar System Inc.	384,722	16,950,851	1.16
Other securities[a]		31,395,474	2.15

		57,284,078	3.93

TOTAL COMMON STOCKS
(Cost: $1,655,297,147)		1,457,890,332	99.99

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[d,e]	756,396	756,396	0.05
BGI Cash Premier Fund LLC
2.67%[d,e,f]	205,292,689	205,292,689	14.08

		206,049,085	14.13

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,049,085)		206,049,085	14.13

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,861,346,232)		1,663,939,417	114.12

Other Assets, Less Liabilities		(205,848,921)	(14.12)

NET ASSETS		$1,458,090,496	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$18,728,110	1.22%

		18,728,110	1.22

AGRICULTURE
Other securities[a]		4,341,088	0.28

		4,341,088	0.28

AIRLINES
Other securities[a]		2,356,203	0.15

		2,356,203	0.15

APPAREL
Other securities[a]		14,746,207	0.96

		14,746,207	0.96

AUTO MANUFACTURERS
Other securities[a]		1,831,372	0.12

		1,831,372	0.12

AUTO PARTS & EQUIPMENT
Other securities[a]		5,525,958	0.36

		5,525,958	0.36

BANKS
First Midwest Bancorp Inc.[b]	305,801	7,412,616	0.48
National Penn Bancshares Inc.	501,368	7,319,973	0.48
Old National Bancorp[b]	416,618	8,340,692	0.55
Susquehanna Bancshares Inc.	541,546	10,570,978	0.69
UMB Financial Corp.	133,563	7,014,729	0.46
United Bancshares Inc.	237,003	8,295,105	0.54
Whitney Holding Corp.	402,658	9,764,457	0.64
Other securities[a]		93,803,683	6.13

		152,522,233	9.97

BEVERAGES
Other securities[a]		1,093,236	0.07

		1,093,236	0.07

BIOTECHNOLOGY
Other securities[a]		11,563,712	0.76

		11,563,712	0.76

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Lennox International Inc.	295,032	$9,815,715	0.64%
Other securities[a]		16,828,885	1.10

		26,644,600	1.74

CHEMICALS
Other securities[a]		31,043,472	2.03

		31,043,472	2.03

COMMERCIAL SERVICES
Live Nation Inc.[b,c]	476,936	7,759,749	0.51
Other securities[a]		67,935,389	4.44

		75,695,138	4.95

COMPUTERS
Other securities[a]		17,017,861	1.11

		17,017,861	1.11

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	260,199	12,619,651	0.82
United Stationers Inc.[c]	147,267	7,043,781	0.46
Watsco Inc.	178,301	8,964,974	0.59

		28,628,406	1.87

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		20,682,019	1.35

		20,682,019	1.35

ELECTRIC
ALLETE Inc.	163,789	7,288,611	0.48
Avista Corp.	336,748	7,310,799	0.48
Cleco Corp.	377,630	9,535,158	0.62
UniSource Energy Corp.	223,420	6,521,630	0.42
Other securities[a]		15,111,091	0.99

		45,767,289	2.99

ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	271,358	8,626,471	0.56
Other securities[a]		8,788,401	0.58

		17,414,872	1.14

ELECTRONICS
Itron Inc.[b,c]	86,378	7,647,044	0.50
Woodward Governor Co.	185,403	6,539,164	0.43
Other securities[a]		57,070,948	3.73

		71,257,156	4.66

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b,c]	411,280	$10,824,890	0.71%
Other securities[a]		2,634,516	0.17

		13,459,406	0.88

ENTERTAINMENT
Other securities[a]		2,853,960	0.19

		2,853,960	0.19

ENVIRONMENTAL CONTROL
Other securities[a]		9,075,776	0.59

		9,075,776	0.59

FOOD
Other securities[a]		30,526,816	2.00

		30,526,816	2.00

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	240,242	9,604,875	0.63
Other securities[a]		8,833,583	0.58

		18,438,458	1.21

GAS
Atmos Energy Corp.	570,339	15,182,424	0.99
Laclede Group Inc. (The)	138,314	6,706,846	0.44
New Jersey Resources Corp.	264,562	9,495,130	0.62
Northwest Natural Gas Co.	166,390	8,652,280	0.57
Piedmont Natural Gas Co.[b]	461,164	14,738,801	0.96
South Jersey Industries Inc.	187,143	6,681,005	0.44
Southern Union Co.	780,504	16,117,408	1.06
Southwest Gas Corp.	274,011	8,291,573	0.54
UGI Corp.	677,433	17,464,223	1.14

		103,329,690	6.76

HAND & MACHINE TOOLS
Regal Beloit Corp.	202,764	8,621,525	0.57
Other securities[a]		5,531,549	0.36

		14,153,074	0.93

HEALTH CARE - PRODUCTS
Other securities[a]		37,517,579	2.45

		37,517,579	2.45

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$26,972,659	1.76%

		26,972,659	1.76

HOME BUILDERS
Other securities[a]		7,501,239	0.49

		7,501,239	0.49

HOME FURNISHINGS
Other securities[a]		10,779,398	0.71

		10,779,398	0.71

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		6,516,142	0.43

		6,516,142	0.43

HOUSEWARES
Other securities[a]		3,038,203	0.20

		3,038,203	0.20

INSURANCE
Selective Insurance Group Inc.	331,590	7,600,043	0.50
Other securities[a]		32,965,721	2.15

		40,565,764	2.65

INTERNET
Other securities[a]		9,535,702	0.62

		9,535,702	0.62

IRON & STEEL
Other securities[a]		4,358,384	0.29

		4,358,384	0.29

LEISURE TIME
Brunswick Corp.	551,432	7,052,815	0.46
Other securities[a]		3,681,772	0.24

		10,734,587	0.70

LODGING
Other securities[a]		2,139,283	0.14

		2,139,283	0.14

MACHINERY
Other securities[a]		35,784,315	2.34

		35,784,315	2.34

MANUFACTURING
Acuity Brands Inc.	255,895	10,686,175	0.70
Other securities[a]		28,288,496	1.85

		38,974,671	2.55

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$2,126,291	0.14%

		2,126,291	0.14

METAL FABRICATE & HARDWARE
Other securities[a]		16,751,029	1.10

		16,751,029	1.10

MINING
Other securities[a]		7,413,247	0.49

		7,413,247	0.49

MISCELLANEOUS - MANUFACTURING
Other securities[a]		1,320,514	0.09

		1,320,514	0.09

OFFICE FURNISHINGS
Other securities[a]		2,789,880	0.18

		2,789,880	0.18

OIL & GAS
Atwood Oceanics Inc.[c]	178,842	6,509,849	0.43
Other securities[a]		11,061,328	0.72

		17,571,177	1.15

OIL & GAS SERVICES
Other securities[a]		21,432,321	1.40

		21,432,321	1.40

PHARMACEUTICALS
Alpharma Inc. Class Ab,c	262,864	9,697,053	0.63
Other securities[a]		7,399,405	0.49

		17,096,458	1.12

REAL ESTATE
Other securities[a]		1,692,799	0.11

		1,692,799	0.11

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.[b]	451,375	11,938,869	0.78
EastGroup Properties Inc.	157,700	7,654,758	0.50
Entertainment Properties Trust	206,825	11,317,464	0.74
Home Properties Inc.	200,894	11,641,807	0.76
Kilroy Realty Corp.	205,511	9,821,371	0.64
Lexington Realty Trust	406,647	7,002,461	0.46

Security	Shares	Value	% of Net Assets
Mid-America Apartment Communities Inc.	173,079	$8,505,102	0.56%
National Retail Properties Inc.[b]	465,587	11,150,809	0.73
Senior Housing Properties Trust[b]	720,487	17,169,205	1.12
Tanger Factory Outlet Centers Inc.	199,031	8,715,567	0.57
Other securities[a]		64,295,134	4.21

		169,212,547	11.07

RETAIL
Longs Drug Stores Corp.	190,352	14,398,225	0.94
Other securities[a]		94,183,375	6.16

		108,581,600	7.10

SAVINGS & LOANS
Other securities[a]		11,124,553	0.73

		11,124,553	0.73

SEMICONDUCTORS
Microsemi Corp.[b,c]	264,546	6,740,632	0.44
Varian Semiconductor Equipment Associates Inc.[c]	265,147	6,660,493	0.44
Other securities[a]		52,228,143	3.41

		65,629,268	4.29

SOFTWARE
Other securities[a]		39,900,559	2.61

		39,900,559	2.61

STORAGE & WAREHOUSING
Other securities[a]		1,912,472	0.13

		1,912,472	0.13

TELECOMMUNICATIONS
Anixter International Inc.[b,c]	110,920	6,600,849	0.43
Other securities[a]		27,029,887	1.77

		33,630,736	2.20

TEXTILES
Other securities[a]		7,813,728	0.51

		7,813,728	0.51

TOYS, GAMES & HOBBIES
Other securities[a]		2,935,245	0.19

		2,935,245	0.19

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Other securities[a]		$20,005,757	1.31%

		20,005,757	1.31

WATER
Other securities[a]		4,182,987	0.27

		4,182,987	0.27

TOTAL COMMON STOCKS
(Cost: $1,736,864,567)		1,526,237,206	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	1,169,325	1,169,325	0.08
BGI Cash Premier Fund LLC 2.67%[d,e,f]	140,334,769	140,334,769	9.18

		141,504,094	9.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $141,504,094)		141,504,094	9.26

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,878,368,661)		1,667,741,300	109.07

Other Assets, Less Liabilities		(138,651,128)	(9.07)

NET ASSETS		$1,529,090,172	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$385,565	0.17%

		385,565	0.17

AEROSPACE & DEFENSE
Boeing Co. (The)	14,900	854,515	0.37
United Technologies Corp.	19,379	1,163,903	0.50
Other securities[a]		3,066,456	1.31

		5,084,874	2.18

AGRICULTURE
Monsanto Co.	11,048	1,093,531	0.47
Philip Morris International Inc.	41,502	1,996,246	0.86
Other securities[a]		1,761,770	0.75

		4,851,547	2.08

AIRLINES
Other securities[a]		268,139	0.11

		268,139	0.11

APPAREL
Other securities[a]		1,323,817	0.57

		1,323,817	0.57

AUTO MANUFACTURERS
Other securities[a]		650,633	0.28

		650,633	0.28

AUTO PARTS & EQUIPMENT
Other securities[a]		584,894	0.25

		584,894	0.25

BANKS
Bank of America Corp.	91,679	3,208,765	1.38
U.S. Bancorp	35,012	1,261,132	0.54
Wells Fargo & Co.	66,635	2,500,812	1.07
Other securities[a]		5,365,644	2.31

		12,336,353	5.30

BEVERAGES
Anheuser-Busch Companies Inc.	14,504	941,020	0.40
Coca-Cola Co. (The)	40,032	2,116,892	0.91
PepsiCo Inc.	31,522	2,246,573	0.96
Other securities[a]		617,997	0.27

		5,922,482	2.54

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	21,301	$1,262,510	0.54%
Other securities[a]		1,755,800	0.76

		3,018,310	1.30

BUILDING MATERIALS
Other securities[a]		346,367	0.15

		346,367	0.15

CHEMICALS
Other securities[a]		3,923,915	1.69

		3,923,915	1.69

COAL
Other securities[a]		603,592	0.26

		603,592	0.26

COMMERCIAL SERVICES
Other securities[a]		2,972,563	1.28

		2,972,563	1.28

COMPUTERS
Apple Inc.[b]	17,834	2,027,012	0.87
Hewlett-Packard Co.	49,316	2,280,372	0.98
International Business Machines Corp.	27,244	3,186,458	1.37
Other securities[a]		2,586,232	1.11

		10,080,074	4.33

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	61,032	4,253,320	1.83
Other securities[a]		1,311,599	0.56

		5,564,919	2.39

DISTRIBUTION & WHOLESALE
Other securities[a]		636,455	0.27

		636,455	0.27

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	109,651	2,248,942	0.97
Goldman Sachs Group Inc. (The)	8,742	1,118,976	0.48
JPMorgan Chase & Co.	74,116	3,461,217	1.49
Other securities[a]		5,636,494	2.41

		12,465,629	5.35

ELECTRIC
Other securities[a]		7,895,288	3.39

		7,895,288	3.39

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$996,802	0.43%

		996,802	0.43

ELECTRONICS
Other securities[a]		2,303,420	0.99

		2,303,420	0.99

ENERGY - ALTERNATE SOURCES
Other securities[a]		10,787	0.00

		10,787	0.00

ENGINEERING & CONSTRUCTION
Other securities[a]		571,554	0.25

		571,554	0.25

ENTERTAINMENT
Other securities[a]		248,403	0.11

		248,403	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		701,014	0.30

		701,014	0.30

FOOD
Kraft Foods Inc.	30,509	999,170	0.43
Other securities[a]		3,870,718	1.66

		4,869,888	2.09

FOREST PRODUCTS & PAPER
Other securities[a]		962,275	0.41

		962,275	0.41

GAS
Other securities[a]		894,621	0.38

		894,621	0.38

HAND & MACHINE TOOLS
Other securities[a]		350,590	0.15

		350,590	0.15

HEALTH CARE - PRODUCTS
Johnson & Johnson	56,195	3,893,190	1.67
Medtronic Inc.	22,673	1,135,917	0.49
Other securities[a]		4,868,743	2.09

		9,897,850	4.25

HEALTH CARE - SERVICES
Other securities[a]		2,933,975	1.26

		2,933,975	1.26

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$164,356	0.07%

		164,356	0.07

HOME BUILDERS
Other securities[a]		502,920	0.22

		502,920	0.22

HOME FURNISHINGS
Other securities[a]		209,034	0.09

		209,034	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,197,020	0.51

		1,197,020	0.51

HOUSEWARES
Other securities[a]		135,509	0.06

		135,509	0.06

INSURANCE
Other securities[a]		7,384,429	3.17

		7,384,429	3.17

INTERNET
Google Inc. Class Ab	4,812	1,927,302	0.83
Other securities[a]		2,437,240	1.04

		4,364,542	1.87

INVESTMENT COMPANIES
Other securities[a]		153,660	0.07

		153,660	0.07

IRON & STEEL
Other securities[a]		809,792	0.35

		809,792	0.35

LEISURE TIME
Other securities[a]		633,360	0.27

		633,360	0.27

LODGING
Other securities[a]		339,926	0.15

		339,926	0.15

MACHINERY
Other securities[a]		2,210,677	0.95

		2,210,677	0.95

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	200,126	$5,103,213	2.19%
3M Co.	14,094	962,761	0.41
Other securities[a]		4,009,420	1.73

		10,075,394	4.33

MEDIA
Comcast Corp. Class A	58,758	1,153,420	0.49
Time Warner Inc.	72,015	944,117	0.41
Walt Disney Co. (The)	37,789	1,159,744	0.50
Other securities[a]		1,918,120	0.82

		5,175,401	2.22

METAL FABRICATE & HARDWARE
Other securities[a]		404,542	0.17

		404,542	0.17

MINING
Other securities[a]		1,400,203	0.60

		1,400,203	0.60

MISCELLANEOUS - MANUFACTURING
Other securities[a]		6,988	0.00

		6,988	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		340,002	0.15

		340,002	0.15

OFFICE FURNISHINGS
Other securities[a]		59,971	0.03

		59,971	0.03

OIL & GAS
Chevron Corp.	41,313	3,407,496	1.46
ConocoPhillips	30,606	2,241,890	0.96
Exxon Mobil Corp.	104,506	8,115,936	3.49
Occidental Petroleum Corp.	16,447	1,158,691	0.50
Other securities[a]		8,194,859	3.52

		23,118,872	9.93

OIL & GAS SERVICES
Schlumberger Ltd.	24,152	1,886,030	0.81
Other securities[a]		2,840,789	1.22

		4,726,819	2.03

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$423,756	0.18%

		423,756	0.18

PHARMACEUTICALS
Abbott Laboratories	31,044	1,787,514	0.77
Eli Lilly and Co.	20,182	888,613	0.38
Gilead Sciences Inc.[b]	18,459	841,361	0.36
Merck & Co. Inc.	43,144	1,361,625	0.58
Pfizer Inc.	135,739	2,503,027	1.08
Wyeth	26,826	990,952	0.43
Other securities[a]		4,328,533	1.85

		12,701,625	5.45

PIPELINES
Other securities[a]		1,121,611	0.48

		1,121,611	0.48

REAL ESTATE
Other securities[a]		93,931	0.04

		93,931	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		4,338,908	1.86

		4,338,908	1.86

RETAIL
CVS Caremark Corp.	28,802	969,475	0.42
Home Depot Inc.	34,145	884,014	0.38
McDonald’s Corp.	22,611	1,395,099	0.60
Wal-Mart Stores Inc.	45,150	2,704,034	1.16
Other securities[a]		7,842,901	3.36

		13,795,523	5.92

SAVINGS & LOANS
Other securities[a]		485,735	0.21

		485,735	0.21

SEMICONDUCTORS
Intel Corp.	113,208	2,120,386	0.91
Other securities[a]		3,141,288	1.35

		5,261,674	2.26

SOFTWARE
Microsoft Corp.	157,927	4,215,072	1.81
Oracle Corp.[b]	78,908	1,602,621	0.69
Other securities[a]		3,773,270	1.62

		9,590,963	4.12

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$12,738	0.01%

		12,738	0.01

TELECOMMUNICATIONS
AT&T Inc.	118,492	3,308,297	1.42
Cisco Systems Inc.[b]	118,956	2,683,647	1.15
QUALCOMM Inc.	33,007	1,418,311	0.61
Verizon Communications Inc.	57,340	1,840,041	0.79
Other securities[a]		2,901,957	1.25

		12,152,253	5.22

TEXTILES
Other securities[a]		179,559	0.08

		179,559	0.08

TOYS, GAMES & HOBBIES
Other securities[a]		270,138	0.12

		270,138	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	20,300	1,276,667	0.55
Other securities[a]		3,596,485	1.54

		4,873,152	2.09

TRUCKING & LEASING
Other securities[a]		36,563	0.02

		36,563	0.02

WATER
Other securities[a]		60,325	0.03

		60,325	0.03

TOTAL COMMON STOCKS
(Cost: $279,071,816)		232,468,466	99.84

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	55,816	$55,816	0.03%
BGI Cash Premier Fund LLC 2.67%[c,d,e]	1,819,844	1,819,844	0.78

		1,875,660	0.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,875,660)		1,875,660	0.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $280,947,476)		234,344,126	100.65

Other Assets, Less Liabilities		(1,512,910)	(0.65)

NET ASSETS		$232,831,216	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2008

Security	Shares	Value
PREFERRED STOCKS – 97.61%

AUTO MANUFACTURERS – 2.50%
Ford Motor Co. Capital Trust II, 6.50%	496,496	$7,646,038

		7,646,038

BANKS – 37.08%
BAC Capital Trust II, 7.00%	744,991	14,676,323
BAC Capital Trust X, 6.25%	746,317	15,560,709
Banco Santander SA, 6.41%	282,858	4,808,586
Bank of America Corp., 5.91%	291,720	3,704,844
Bank One Capital Trust VI, 7.20%	75,000	1,518,750
Barclays Bank PLC, 6.63%[a]	397,800	5,927,220
Barclays Bank PLC, 7.10%[a]	75,000	1,086,750
Fifth Third Capital Trust VI, 7.25%	131,096	1,199,528
Fleet Capital Trust VIII, 7.20%	155,038	2,775,180
KeyCorp Capital IX, 6.75%	79,560	660,348
M&T Capital Trust IV, 8.50%	113,338	2,425,433
National City Capital Trust II, 6.63%	665,210	3,924,739
Royal Bank of Scotland Group PLC ADR, 6.40%	298,551	2,764,582
Royal Bank of Scotland Group PLC Series L, 5.75%	265,200	2,254,200
Royal Bank of Scotland Group PLC Series N, 6.35%	589,403	5,687,739
Santander Finance Preferred SA Unipersonal, 6.50%	56,096	927,267
UBS Preferred Funding Trust IV Series D, 5.79%	173,047	2,128,478
USB Capital VIII, 6.35%	53,040	994,500
USB Capital XI, 6.60%	634,933	12,571,673
USB Capital XII, 6.30%	79,560	1,494,137
Wachovia Capital Trust IV, 6.38%	171,074	1,965,640
Wachovia Corp., 7.25%	320,199	2,974,649
Wells Fargo Capital IV, 7.00%	787,202	17,318,444
Wells Fargo Capital IX, 5.63%	184,103	3,488,752
Zions Capital Trust B, 8.00%	25,000	493,750

		113,332,221

DIVERSIFIED FINANCIAL SERVICES – 32.62%
ABN AMRO Capital Funding Trust V, 5.90%	685,100	6,138,496
ABN AMRO Capital Funding Trust VII, 6.08%	884,000	7,204,600

Security	Shares	Value
Capital One Capital II, 7.50%	50,000	$587,500
CIT Group Inc., 6.35%	53,040	411,060
CIT Group Inc., 7.75%	225,000	1,968,750
Citigroup Capital VIII, 6.95%	1,020,136	17,077,077
Citigroup Capital IX, 6.00%	505,648	7,018,394
Citigroup Capital XVI, 6.45%	238,680	3,537,238
Countrywide Capital V, 7.00%	75,272	598,412
Deutsche Bank Capital Funding Trust VIII, 6.38%	575,705	8,462,863
Goldman Sachs Group Inc. (The) Series D, 4.00%	431,869	5,398,362
HSBC Finance Corp., 6.36%	112,192	1,744,586
JPMorgan Chase Capital X, 7.00%	159,120	3,659,760
JPMorgan Chase Capital XI, 5.88%	811,070	14,664,146
Merrill Lynch & Co. Inc., 6.00%	301,460	2,969,381
Merrill Lynch & Co. Inc., 6.16%	807,755	7,229,407
Merrill Lynch Capital Trust I, 6.45%	190,040	2,641,556
Morgan Stanley Capital Trust III, 6.25%	427,193	4,904,176
Morgan Stanley Capital Trust IV, 6.25%	97,240	1,097,840
Morgan Stanley Capital Trust VI, 6.60%	203,484	2,401,111

		99,714,715

HOUSEHOLD PRODUCTS & WARES – 1.02%
Avery Dennison Corp., 7.88%	72,000	3,105,360

		3,105,360

INSURANCE – 4.72%
MetLife Inc., 5.99%	168,430	2,021,160
MetLife Inc., 6.50%	708,152	10,990,519
RenaissanceRe Holdings Ltd. Series D, 6.60%	97,390	1,414,103

		14,425,782

MINING – 7.78%
Freeport-McMoRan Copper & Gold Inc., 6.75%	280,168	23,789,065

		23,789,065

OIL & GAS – 0.91%
Chesapeake Energy Corp., 4.50%	28,000	2,786,000

		2,786,000

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2008

Security	Shares	Value
PHARMACEUTICALS – 4.61%
Schering-Plough Corp., 6.00%	81,500	$14,101,130

		14,101,130

REAL ESTATE INVESTMENTTRUSTS – 6.37%
Capstead Mortgage Corp., 11.07%	143,456	1,790,331
Duke Realty Corp. Series O, 8.38%	98,328	1,818,085
Hospitality Properties Trust, 7.00%	117,600	1,405,320
Maguire Properties Inc. Series A, 7.63%	73,282	703,507
Public Storage Series I, 7.25%	413,302	8,009,793
Public Storage Series K, 7.25%	233,155	4,348,341
Public Storage Series M, 6.63%	79,560	1,392,300

		19,467,677

TOTAL PREFERRED STOCKS
(Cost: $417,512,733)		298,367,988

SHORT-TERM INVESTMENTS – 1.91%

MONEY MARKET FUNDS – 1.91%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[a,b]	5,843,506	5,843,506

		5,843,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,843,506)		5,843,506

TOTAL INVESTMENTS IN SECURITIES – 99.52%
(Cost: $423,356,239)		304,211,494

Other Assets, Less Liabilities – 0.48%		1,464,401

NET ASSETS – 100.00%		$305,675,895

ADR – American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Acorda Therapeutics Inc.[a,b]	374,989	$8,943,488	0.51%
Alexion Pharmaceuticals Inc.[a,b]	821,139	32,270,763	1.84
Amgen Inc.[a]	3,407,442	201,959,087	11.51
Biogen Idec Inc.[a]	1,137,472	57,203,467	3.26
Celgene Corp.[a]	1,997,947	126,430,086	7.20
Exelixis Inc.[a,b]	1,409,896	8,572,168	0.49
Genzyme Corp.[a]	950,724	76,904,064	4.38
Illumina Inc.[a,b]	1,132,238	45,889,606	2.62
InterMune Inc.[a,b]	602,326	10,305,798	0.59
Invitrogen Corp.[a,b]	403,040	15,234,912	0.87
Medivation Inc.[a,b]	309,971	8,201,833	0.47
Myriad Genetics Inc.[a,b]	430,102	27,905,018	1.59
PDL BioPharma Inc.	925,288	8,614,431	0.49
Qiagen NVa,b	1,205,533	23,785,166	1.36
Regeneron Pharmaceuticals Inc.[a]	1,155,572	25,226,137	1.44
Savient Pharmaceuticals Inc.[a]	528,322	7,877,281	0.45
Seattle Genetics Inc.[a,b]	772,870	8,269,709	0.47
Sequenom Inc.[a]	600,292	15,979,773	0.91
Vertex Pharmaceuticals Inc.[a,b]	1,400,053	46,537,762	2.65
Other securities[c]		112,500,505	6.40

		868,611,054	49.50

COMMERCIAL SERVICES
Other securities[c]		6,882,612	0.39

		6,882,612	0.39

DISTRIBUTION & WHOLESALE
Other securities[c]		2,665,071	0.15

		2,665,071	0.15

HEALTH CARE - PRODUCTS
Gen-Probe Inc.[a]	376,105	19,952,370	1.14
Luminex Corp.[a]	432,113	10,807,146	0.62
TECHNE Corp.[a]	260,218	18,766,922	1.07
Other securities[c]		4,602,566	0.26

		54,129,004	3.09

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Alkermes Inc.[a]	847,489	$11,271,604	0.64%
Alnylam Pharmaceuticals Inc.[a,b]	428,220	12,396,969	0.71
Amylin Pharmaceuticals Inc.[a,b]	655,728	13,258,820	0.76
Auxilium Pharmaceuticals Inc.[a]	414,861	13,441,496	0.77
BioMarin Pharmaceutical Inc.[a,b]	1,220,331	32,326,568	1.84
Cephalon Inc.[a]	317,734	24,621,208	1.40
Cubist Pharmaceuticals Inc.[a,b]	673,375	14,969,126	0.85
CVTherapeutics Inc.[a]	837,280	9,042,624	0.52
Endo Pharmaceuticals Holdings Inc.[a]	590,935	11,818,700	0.67
Eurand NVa,b	495,841	9,004,473	0.51
Gilead Sciences Inc.[a]	3,259,545	148,570,061	8.47
ImClone Systems Inc.[a,b]	404,270	25,242,619	1.44
Isis Pharmaceuticals Inc.[a,b]	948,572	16,021,381	0.91
Medarex Inc.[a,b]	1,802,497	11,662,156	0.66
Medicines Co. (The)[a]	385,459	8,950,358	0.51
Onyx Pharmaceuticals Inc.[a]	778,678	28,172,570	1.61
OSI Pharmaceuticals Inc.[a,b]	526,969	25,974,302	1.48
Perrigo Co.	936,410	36,014,329	2.05
Pharmasset Inc.[a]	503,351	10,041,852	0.57
Rigel Pharmaceuticals Inc.[a]	410,977	9,596,313	0.55
Sciele Pharma Inc.[b]	349,924	10,774,160	0.61
Sepracor Inc.[a]	523,368	9,582,868	0.55
Shire PLC ADR	505,174	24,122,058	1.37
Teva Pharmaceutical Industries Ltd. SP ADR[b]	2,177,204	99,694,171	5.68
United Therapeutics Corp.[a]	265,382	27,910,225	1.59
ViroPharma Inc.[a,b]	694,400	9,110,528	0.52
Warner Chilcott Ltd. Class Aa	1,587,241	23,999,084	1.37
XenoPort Inc.[a]	265,261	12,862,506	0.73

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Other securities[c]		$131,949,060	7.52%

		822,402,189	46.86

TOTAL COMMON STOCKS
(Cost: $2,245,309,370)		1,754,689,930	99.99

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[c]		25,550	0.00

		25,550	0.00

TOTAL RIGHTS
(Cost: $36,556)		25,550	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	1,432,883	1,432,883	0.08
BGI Cash Premier Fund LLC 2.67%[d,e,f]	243,836,741	243,836,741	13.89

		245,269,624	13.97

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,269,624)		245,269,624	13.97

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,490,615,550)		1,999,985,104	113.96

Other Assets, Less Liabilities		(245,072,572)	(13.96)

NET ASSETS		$1,754,912,532	100.00%

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,765,227,364	$5,404,712,826	$2,200,017,785	$2,164,459,058
Affiliated issuers (Note 2)	6,893,808	636,942,603	254,013,668	207,907,900

Total cost of investments	$3,772,121,172	$6,041,655,429	$2,454,031,453	$2,372,366,958

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,853,220,035	$4,696,550,913	$1,878,664,839	$1,859,037,423
Affiliated issuers (Note 2)	6,893,808	636,942,603	254,013,668	207,907,900

Total fair value of investments	2,860,113,843	5,333,493,516	2,132,678,507	2,066,945,323
Receivables:
Investment securities sold	4,840,183	23,129,793	15,807,335	8,005,159
Dividends and interest	4,838,325	5,594,546	1,002,138	3,461,464
Capital shares sold	190,165	1,216,743	11,020	59,102
Capital shares redeemed	–	300,940	182,126	–

Total Assets	2,869,982,516	5,363,735,538	2,149,681,126	2,078,471,048

LIABILITIES
Payables:
Investment securities purchased	5,288,972	28,290,785	17,301,876	10,935,106
Collateral for securities on loan (Note 5)	5,092,660	632,734,975	252,607,859	205,707,481
Capital shares redeemed	187,040	–	–	–
Investment advisory fees (Note 2)	518,473	795,545	441,349	405,565

Total Liabilities	11,087,145	661,821,305	270,351,084	217,048,152

NET ASSETS	$2,858,895,371	$4,701,914,233	$1,879,330,042	$1,861,422,896

Net assets consist of:
Paid-in capital	$3,915,343,204	$5,329,615,938	$2,266,758,082	$2,287,960,947
Undistributed net investment income	475,783	4,307,269	1,293,010	2,037,410
Undistributed net realized gain (accumulated net realized loss)	(144,916,287)	76,152,939	(67,368,104)	(123,153,826)
Net unrealized depreciation	(912,007,329)	(708,161,913)	(321,352,946)	(305,421,635)

NET ASSETS	$2,858,895,371	$4,701,914,233	$1,879,330,042	$1,861,422,896

Shares outstanding[b]	52,450,000	64,850,000	24,950,000	27,200,000

Net asset value per share	$54.51	$72.50	$75.32	$68.43

[a]	Securities on loan with market values of $4,247,278, $617,472,615, $246,430,320 and $200,666,777, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund		SmallCap 600 Value Index Fund	1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,947,629,035	$1,655,297,147		$1,736,864,567	$279,071,816
Affiliated issuers (Note 2)	651,017,422	206,049,085		141,504,094	1,875,660

Total cost of investments	$6,598,646,457	$1,861,346,232		$1,878,368,661	$280,947,476

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,720,915,613	$1,457,890,332		$1,526,237,206	$232,468,466
Affiliated issuers (Note 2)	651,017,422	206,049,085		141,504,094	1,875,660

Total fair value of investments	5,371,933,035	1,663,939,417		1,667,741,300	234,344,126
Receivables:
Due from custodian	7,630,841	–		–	–
Investment securities sold	35,737,349	21,032,371		4,492,936	247,562
Dividends and interest	5,948,640	894,686		2,965,608	311,703
Capital shares sold	336,854	–		–	61,022

Total Assets	5,421,586,719	1,685,866,474		1,675,199,844	234,964,413

LIABILITIES
Payables:
Investment securities purchased	38,735,527	22,164,302		5,358,456	276,060
Collateral for securities on loan (Note 5)	648,537,815	205,292,689		140,334,769	1,819,844
Due to custodian	–	–		85,356	–
Investment advisory fees (Note 2)	792,270	318,987		331,091	37,293

Total Liabilities	688,065,612	227,775,978		146,109,672	2,133,197

NET ASSETS	$4,733,521,107	$1,458,090,496		$1,529,090,172	$232,831,216

Net assets consist of:
Paid-in capital	$5,972,006,484	$1,678,331,964		$1,833,406,976	$279,417,477
Undistributed net investment income	2,784,911	793,800		1,206,124	65,650
Accumulated net realized loss	(14,556,866)	(23,628,453)		(94,895,567)	(48,561)
Net unrealized depreciation	(1,226,713,422)	(197,406,815)		(210,627,361)	(46,603,350)

NET ASSETS	$4,733,521,107	$1,458,090,496		$1,529,090,172	$232,831,216

Shares outstanding[b]	79,550,000	24,000,000	[c]	23,600,000	4,450,000	[c]

Net asset value per share	$59.50	$60.75	[c]	$64.79	$52.32	[c]

[a]	Securities on loan with market values of $631,706,032, $200,274,907, $136,614,266 and $1,770,307, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$407,479,941	$2,245,345,926
Affiliated issuers (Note 2)	15,876,298	245,269,624

Total cost of investments	$423,356,239	$2,490,615,550

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$291,354,018	$1,754,715,480
Affiliated issuers (Note 2)	12,857,476	245,269,624

Total fair value of investments	304,211,494	1,999,985,104
Receivables:
Investment securities sold	29,914,257	275,008
Due from custodian (Note 4)	–	4,951,027
Dividends and interest	1,119,111	243,852
Capital shares sold	319,822	11,790

Total Assets	335,564,684	2,005,466,781

LIABILITIES
Payables:
Investment securities purchased	29,762,558	5,958,829
Collateral for securities on loan (Note 5)	–	243,836,741
Capital shares redeemed	–	79,689
Investment advisory fees (Note 2)	126,231	678,990

Total Liabilities	29,888,789	250,554,249

NET ASSETS	$305,675,895	$1,754,912,532

Net assets consist of:
Paid-in capital	$457,757,472	$2,345,909,079
Undistributed (distributions in excess of) net investment income	3,226,914	(1,721,566)
Accumulated net realized loss	(36,163,746)	(98,644,535)
Net unrealized depreciation	(119,144,745)	(490,630,446)

NET ASSETS	$305,675,895	$1,754,912,532

Shares outstanding[b]	11,050,000	21,650,000

Net asset value per share	$27.66	$81.06

[a]	Securities on loan with market values of $– and $234,877,164, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$45,395,515	$37,785,784	$6,620,718	$25,359,969
Interest from affiliated issuers (Note 2)	49,062	55,915	18,597	26,649
Securities lending income from affiliated issuers (Note 2)	55,321	3,265,202	1,435,267	1,146,683

Total investment income	45,499,898	41,106,901	8,074,582	26,533,301

EXPENSES
Investment advisory fees (Note 2)	3,573,657	4,985,116	2,776,683	2,629,582

Total expenses	3,573,657	4,985,116	2,776,683	2,629,582

Net investment income	41,926,241	36,121,785	5,297,899	23,903,719

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(75,467,993)	(127,924,483)	(84,967,087)	(54,216,660)
In-kind redemptions	(34,358,990)	367,434,622	141,832,304	42,280,694
Short positions (Note 1)	–	(2,737)	–	(3,639)

Net realized gain (loss)	(109,826,983)	239,507,402	56,865,217	(11,939,605)

Net change in unrealized appreciation (depreciation) on:
Investments	(278,724,617)	(618,118,150)	(244,462,993)	(109,889,910)
Short positions (Note 1)	–	2,737	–	3,639

Net change in unrealized appreciation (depreciation)	(278,724,617)	(618,115,413)	(244,462,993)	(109,886,271)

Net realized and unrealized loss	(388,551,600)	(378,608,011)	(187,597,776)	(121,825,876)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(346,625,359)	$(342,486,226)	$(182,299,877)	$(97,922,157)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$26,995,137	$3,618,640	$13,461,737	$2,342,611
Interest from affiliated issuers (Note 2)	48,286	15,714	17,110	2,885
Securities lending income from affiliated issuers (Note 2)	3,738,527	1,411,752	1,077,353	22,253

Total investment income	30,781,950	5,046,106	14,556,200	2,367,749

EXPENSES
Investment advisory fees (Note 2)	4,447,213	1,706,497	1,827,517	225,169

Total expenses	4,447,213	1,706,497	1,827,517	225,169

Net investment income	26,334,737	3,339,609	12,728,683	2,142,580

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(155,198,517)	(19,710,858)	(59,595,873)	(4,813,341)
In-kind redemptions	239,200,566	79,913,546	50,550,572	6,399,789

Net realized gain (loss)	84,002,049	60,202,688	(9,045,301)	1,586,448

Net change in unrealized appreciation (depreciation)	(172,072,128)	(95,606,587)	(10,929,574)	(28,365,899)

Net realized and unrealized loss	(88,070,079)	(35,403,899)	(19,974,875)	(26,779,451)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,735,342)	$(32,064,290)	$(7,246,192)	$(24,636,871)

[a]	Net of foreign withholding tax of $10,093, $–, $6,379 and $22, respectively.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,911,915	$2,727,296
Dividends from affiliated issuers (Note 2)	237,755	–
Interest from affiliated issuers (Note 2)	31,185	16,312
Securities lending income from affiliated issuers (Note 2)	–	1,224,011

Total investment income	12,180,855	3,967,619

EXPENSES
Investment advisory fees (Note 2)	685,347	3,778,859

Total expenses	685,347	3,778,859

Net investment income	11,495,508	188,760

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(36,135,781)	(52,151,050)
Investments in affiliated issuers (Note 2)	9,000	–
In-kind redemptions	958,638	102,510,382

Net realized gain (loss)	(35,168,143)	50,359,332

Net change in unrealized appreciation (depreciation)	(105,047,005)	50,086,275

Net realized and unrealized gain (loss)	(140,215,148)	100,445,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(128,719,640)	$100,634,367

[a]	Net of foreign withholding tax of $– and $77,897, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,926,241	$87,102,967	$36,121,785	$50,274,380
Net realized gain (loss)	(109,826,983)	354,402,644	239,507,402	422,553,727
Net change in unrealized appreciation (depreciation)	(278,724,617)	(661,448,744)	(618,115,413)	(813,802,990)

Net decrease in net assets resulting from operations	(346,625,359)	(219,943,133)	(342,486,226)	(340,974,883)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,995,358)	(87,061,148)	(33,540,989)	(48,808,103)
Return of capital	–	–	–	(230,513)

Total distributions to shareholders	(41,995,358)	(87,061,148)	(33,540,989)	(49,038,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	758,380,308	5,482,095,202	2,018,989,667	1,611,208,119
Cost of shares redeemed	(1,405,498,381)	(4,738,348,677)	(1,310,380,163)	(1,471,958,503)

Net increase (decrease) in net assets from capital share transactions	(647,118,073)	743,746,525	708,609,504	139,249,616

INCREASE (DECREASE) IN NET ASSETS	(1,035,738,790)	436,742,244	332,582,289	(250,763,883)

NET ASSETS
Beginning of period	3,894,634,161	3,457,891,917	4,369,331,944	4,620,095,827

End of period	$2,858,895,371	$3,894,634,161	$4,701,914,233	$4,369,331,944

Undistributed net investment income included in net assets at end of period	$475,783	$544,900	$4,307,269	$1,726,473

SHARES ISSUED AND REDEEMED
Shares sold	12,750,000	81,000,000	24,700,000	18,650,000
Shares redeemed	(23,650,000)	(70,800,000)	(16,100,000)	(17,100,000)

Net increase (decrease) in shares outstanding	(10,900,000)	10,200,000	8,600,000	1,550,000

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,297,899	$8,595,540	$23,903,719	$38,614,574
Net realized gain (loss)	56,865,217	146,895,355	(11,939,605)	231,356,552
Net change in unrealized appreciation (depreciation)	(244,462,993)	(222,181,245)	(109,886,271)	(544,194,103)

Net decrease in net assets resulting from operations	(182,299,877)	(66,690,350)	(97,922,157)	(274,222,977)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,884,393)	(8,467,412)	(22,661,768)	(37,935,379)

Total distributions to shareholders	(4,884,393)	(8,467,412)	(22,661,768)	(37,935,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	757,631,000	980,881,253	244,173,563	649,521,363
Cost of shares redeemed	(617,866,868)	(843,713,340)	(283,290,326)	(1,061,547,841)

Net increase (decrease) in net assets from capital share transactions	139,764,132	137,167,913	(39,116,763)	(412,026,478)

INCREASE (DECREASE) IN NET ASSETS	(47,420,138)	62,010,151	(159,700,688)	(724,184,834)

NET ASSETS
Beginning of period	1,926,750,180	1,864,740,029	2,021,123,584	2,745,308,418

End of period	$1,879,330,042	$1,926,750,180	$1,861,422,896	$2,021,123,584

Undistributed net investment income included in net assets at end of period	$1,293,010	$879,504	$2,037,410	$795,459

SHARES ISSUED AND REDEEMED
Shares sold	8,600,000	11,100,000	3,250,000	7,900,000
Shares redeemed	(7,300,000)	(9,650,000)	(3,850,000)	(13,050,000)

Net increase (decrease) in shares outstanding	1,300,000	1,450,000	(600,000)	(5,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,334,737	$45,858,688	$3,339,609	$5,801,111
Net realized gain	84,002,049	512,084,814	60,202,688	167,364,381
Net change in unrealized appreciation (depreciation)	(172,072,128)	(1,016,617,944)	(95,606,587)	(284,796,782)

Net decrease in net assets resulting from operations	(61,735,342)	(458,674,442)	(32,064,290)	(111,631,290)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,031,654)	(44,932,734)	(3,094,033)	(5,740,703)
Return of capital	–	(209,218)	–	–

Total distributions to shareholders	(25,031,654)	(45,141,952)	(3,094,033)	(5,740,703)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,432,192,713	4,509,966,944	554,737,496	763,894,926
Cost of shares redeemed	(1,630,082,627)	(4,734,202,128)	(280,749,670)	(855,757,792)

Net increase (decrease) in net assets from capital share transactions	802,110,086	(224,235,184)	273,987,826	(91,862,866)

INCREASE (DECREASE) IN NET ASSETS	715,343,090	(728,051,578)	238,829,503	(209,234,859)

NET ASSETS
Beginning of period	4,018,178,017	4,746,229,595	1,219,260,993	1,428,495,852

End of period	$4,733,521,107	$4,018,178,017	$1,458,090,496	$1,219,260,993

Undistributed net investment income included in net assets at end of period	$2,784,911	$1,481,828	$793,800	$548,224

SHARES ISSUED AND REDEEMED
Shares sold	38,900,000	67,100,000	8,500,000	11,100,000
Shares redeemed	(26,150,000)	(70,150,000)	(4,300,000)	(12,700,000)

Net increase (decrease) in shares outstanding	12,750,000	(3,050,000)	4,200,000	(1,600,000)

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,728,683	$25,181,055	$2,142,580	$3,806,287
Net realized gain (loss)	(9,045,301)	120,796,077	1,586,448	26,932,817
Net change in unrealized appreciation (depreciation)	(10,929,574)	(375,623,037)	(28,365,899)	(43,715,357)

Net decrease in net assets resulting from operations	(7,246,192)	(229,645,905)	(24,636,871)	(12,976,253)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,092,440)	(24,781,478)	(2,121,216)	(3,763,229)
Return of capital	–	(486,869)	–	–

Total distributions to shareholders	(12,092,440)	(25,268,347)	(2,121,216)	(3,763,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	317,005,007	417,345,111	81,245,580	138,991,869
Cost of shares redeemed	(149,527,920)	(789,170,519)	(39,349,475)	(107,289,403)

Net increase (decrease) in net assets from capital share transactions	167,477,087	(371,825,408)	41,896,105	31,702,466

INCREASE (DECREASE) IN NET ASSETS	148,138,455	(626,739,660)	15,138,018	14,962,984

NET ASSETS
Beginning of period	1,380,951,717	2,007,691,377	217,693,198	202,730,214

End of period	$1,529,090,172	$1,380,951,717	$232,831,216	$217,693,198

Undistributed net investment income included in net assets at end of period	$1,206,124	$569,881	$65,650	$44,286

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	5,750,000	1,450,000	2,100,000
Shares redeemed	(2,200,000)	(10,800,000)	(700,000)	(1,600,000)

Net increase (decrease) in shares outstanding	2,500,000	(5,050,000)	750,000	500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$11,495,508	$5,026,441	$188,760	$(1,599,453)
Net realized gain (loss)	(35,168,143)	(565,050)	50,359,332	90,481,241
Net change in unrealized appreciation (depreciation)	(105,047,005)	(14,074,208)	50,086,275	(138,323,564)

Net increase (decrease) in net assets resulting from operations	(128,719,640)	(9,612,817)	100,634,367	(49,441,776)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,242,949)	(4,142,242)	(2,472,606)	–
Return of capital	–	–	–	(1,256,561)

Total distributions to shareholders	(9,242,949)	(4,142,242)	(2,472,606)	(1,256,561)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	288,541,459	169,238,069	3,598,029,176	8,040,892,063
Cost of shares redeemed	(16,206,565)	(9,210,024)	(3,285,439,038)	(8,010,456,906)

Net increase in net assets from capital share transactions	272,334,894	160,028,045	312,590,138	30,435,157

INCREASE (DECREASE) IN NET ASSETS	134,372,305	146,272,986	410,751,899	(20,263,180)

NET ASSETS
Beginning of period	171,303,590	25,030,604	1,344,160,633	1,364,423,813

End of period	$305,675,895	$171,303,590	$1,754,912,532	$1,344,160,633

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,226,914	$974,355	$(1,721,566)	$562,280

SHARES ISSUED AND REDEEMED
Shares sold	7,450,000	3,750,000	44,700,000	100,400,000
Shares redeemed	(450,000)	(200,000)	(40,750,000)	(100,700,000)

Net increase (decrease) in shares outstanding	7,000,000	3,550,000	3,950,000	(300,000)

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$61.48	$65.06	$58.69	$56.02	$55.24	$43.05

Income from investment operations:
Net investment income	0.71 [a]	1.41 [a]	1.28 [a]	1.12	1.20	0.89
Net realized and unrealized gain (loss)[b]	(6.92)	(3.60)	6.20	2.57	0.89	12.21

Total from investment operations	(6.21)	(2.19)	7.48	3.69	2.09	13.10

Less distributions from:
Net investment income	(0.76)	(1.39)	(1.11)	(1.02)	(1.31)	(0.91)

Total distributions	(0.76)	(1.39)	(1.11)	(1.02)	(1.31)	(0.91)

Net asset value, end of period	$54.51	$61.48	$65.06	$58.69	$56.02	$55.24

Total return	(10.17)%[c]	(3.56)%	12.82%	6.65%	3.81%	30.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,858,895	$3,894,634	$3,457,892	$880,326	$795,417	$392,221
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.35%	2.08%	2.03%	1.96%	2.41%	1.68%
Portfolio turnover rate[e]	5%	6%	12%	12%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$77.68	$84.46	$79.21	$65.84	$60.37	$40.97

Income from investment operations:
Net investment income	0.60 [a]	0.88 [a]	1.13 [a]	0.81	0.71	0.53
Net realized and unrealized gain (loss)[b]	(5.25)	(6.80)	5.27	13.37	5.44	19.40

Total from investment operations	(4.65)	(5.92)	6.40	14.18	6.15	19.93

Less distributions from:
Net investment income	(0.53)	(0.86)	(1.07)	(0.81)	(0.68)	(0.53)
Return of capital	–	(0.00)[c]	(0.08)	–	–	–

Total distributions	(0.53)	(0.86)	(1.15)	(0.81)	(0.68)	(0.53)

Net asset value, end of period	$72.50	$77.68	$84.46	$79.21	$65.84	$60.37

Total return	(6.05)%[d]	(7.10)%	8.19%	21.64%	10.24%	48.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,701,914	$4,369,332	$4,620,096	$3,881,208	$2,416,338	$1,636,020
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.45%	1.03%	1.44%	1.19%	1.21%	1.02%
Portfolio turnover rate[f]	9%	15%	12%	9%	10%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$81.47	$84.00	$80.40	$67.01	$62.02	$44.22

Income from investment operations:
Net investment income	0.21 [a]	0.36 [a]	0.66 [a]	0.44	0.33	0.24
Net realized and unrealized gain (loss)[b]	(6.17)	(2.54)	3.61	13.32	5.03	17.80

Total from investment operations	(5.96)	(2.18)	4.27	13.76	5.36	18.04

Less distributions from:
Net investment income	(0.19)	(0.35)	(0.67)	(0.37)	(0.37)	(0.24)

Total distributions	(0.19)	(0.35)	(0.67)	(0.37)	(0.37)	(0.24)

Net asset value, end of period	$75.32	$81.47	$84.00	$80.40	$67.01	$62.02

Total return	(7.36)%[c]	(2.63)%	5.34%	20.58%	8.67%	40.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,879,330	$1,926,750	$1,864,740	$1,990,019	$1,112,261	$669,822
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.48%	0.41%	0.85%	0.60%	0.56%	0.45%
Portfolio turnover rate[e]	15%	31%	36%	24%	34%	37%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$72.70	$83.32	$76.67	$63.68	$57.85	$37.45

Income from investment operations:
Net investment income	0.86 [a]	1.23 [a]	1.41 [a]	1.11	0.99	0.70
Net realized and unrealized gain (loss)[b]	(4.31)	(10.63)	6.73	13.07	5.71	20.40

Total from investment operations	(3.45)	(9.40)	8.14	14.18	6.70	21.10

Less distributions from:
Net investment income	(0.82)	(1.22)	(1.32)	(1.13)	(0.87)	(0.70)
Return of capital	–	–	(0.17)	(0.06)	–	–

Total distributions	(0.82)	(1.22)	(1.49)	(1.19)	(0.87)	(0.70)

Net asset value, end of period	$68.43	$72.70	$83.32	$76.67	$63.68	$57.85

Total return	(4.83)%[c]	(11.44)%	10.78%	22.43%	11.64%	56.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,861,423	$2,021,124	$2,745,308	$2,637,379	$1,852,990	$1,133,907
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.27%	1.50%	1.82%	1.68%	1.78%	1.47%
Portfolio turnover rate[e]	7%	29%	20%	21%	10%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$60.15	$67.95	$65.18	$53.03	$47.42	$30.56

Income from investment operations:
Net investment income	0.37 [a]	0.67 [a]	0.49 [a]	0.53	0.45	0.29
Net realized and unrealized gain (loss)[b]	(0.68)	(7.82)	2.78	12.07	5.65	16.87

Total from investment operations	(0.31)	(7.15)	3.27	12.60	6.10	17.16

Less distributions from:
Net investment income	(0.34)	(0.65)	(0.50)	(0.43)	(0.49)	(0.29)
Return of capital	–	(0.00)[c]	–	(0.02)	–	(0.01)

Total distributions	(0.34)	(0.65)	(0.50)	(0.45)	(0.49)	(0.30)

Net asset value, end of period	$59.50	$60.15	$67.95	$65.18	$53.03	$47.42

Total return	(0.46)%[d]	(10.62)%	5.07%	23.86%	12.91%	56.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,733,521	$4,018,178	$4,746,230	$4,966,594	$3,245,465	$2,226,535
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.18%	0.99%	0.76%	0.93%	0.95%	0.73%
Portfolio turnover rate[f]	9%	14%	16%	16%	14%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]

Net asset value, beginning of period	$61.58	$66.75	$64.75	$52.69	$46.81	$31.28

Income from investment operations:
Net investment income	0.16 [b]	0.28 [b]	0.16 [b]	0.31	0.22	0.16
Net realized and unrealized gain (loss)[c]	(0.85)	(5.17)	2.01	12.02	5.89	15.53

Total from investment operations	(0.69)	(4.89)	2.17	12.33	6.11	15.69

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.17)	(0.27)	(0.23)	(0.16)

Total distributions	(0.14)	(0.28)	(0.17)	(0.27)	(0.23)	(0.16)

Net asset value, end of period	$60.75	$61.58	$66.75	$64.75	$52.69	$46.81

Total return	(1.13)%[d]	(7.37)%	3.36%	23.47%	13.07%	50.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,458,090	$1,219,261	$1,428,496	$1,476,318	$990,554	$688,137
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.49%	0.40%	0.25%	0.53%	0.45%	0.39%
Portfolio turnover rate[f]	12%	29%	32%	30%	45%	37%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$65.45	$76.78	$72.86	$59.34	$53.44	$33.31

Income from investment operations:
Net investment income	0.59 [a]	1.06 [a]	0.82 [a]	0.77	0.71	0.42
Net realized and unrealized gain (loss)[b]	(0.71)	(11.33)	3.96	13.41	5.97	20.14

Total from investment operations	(0.12)	(10.27)	4.78	14.18	6.68	20.56

Less distributions from:
Net investment income	(0.54)	(1.04)	(0.86)	(0.61)	(0.78)	(0.41)
Return of capital	–	(0.02)	–	(0.05)	–	(0.02)

Total distributions	(0.54)	(1.06)	(0.86)	(0.66)	(0.78)	(0.43)

Net asset value, end of period	$64.79	$65.45	$76.78	$72.86	$59.34	$53.44

Total return	(0.19)%[c]	(13.57)%	6.64%	24.00%	12.55%	61.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,529,090	$1,380,952	$2,007,691	$1,861,528	$1,572,405	$1,020,634
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.74%	1.43%	1.14%	1.20%	1.36%	0.95%
Portfolio turnover rate[e]	7%	23%	28%	16%	13%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2008[b] (Unaudited)	Year ended Mar. 31, 2008[b]	Year ended Mar. 31, 2007[b]	Year ended Mar. 31, 2006[b]	Year ended Mar. 31, 2005[b]	Period from Jan. 20, 2004[a] to Mar. 31, 2004[b]

Net asset value, beginning of period	$58.84	$63.36	$57.98	$52.08	$49.60	$50.02

Income from investment operations:
Net investment income	0.56 [c]	1.10 [c]	1.01 [c]	0.87	0.89	0.15
Net realized and unrealized gain (loss)[d]	(6.52)	(4.54)	5.34	5.80	2.59	(0.43)

Total from investment operations	(5.96)	(3.44)	6.35	6.67	3.48	(0.28)

Less distributions from:
Net investment income	(0.56)	(1.08)	(0.97)	(0.76)	(1.00)	(0.14)
Return of capital	–	–	–	(0.01)	–	–

Total distributions	(0.56)	(1.08)	(0.97)	(0.77)	(1.00)	(0.14)

Net asset value, end of period	$52.32	$58.84	$63.36	$57.98	$52.08	$49.60

Total return	(10.20)%[e]	(5.59)%	11.02%	12.84%	7.08%	(0.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$232,831	$217,693	$202,730	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.90%	1.69%	1.68%	1.61%	1.73%	1.52%
Portfolio turnover rate[g]	2%	4%	4%	6%	5%	1%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	1.55	3.27	0.14
Net realized and unrealized loss[c]	(14.83)	(8.15)	(0.04)

Total from investment operations	(13.28)	(4.88)	0.10

Less distributions from:
Net investment income	(1.36)	(2.88)	–

Total distributions	(1.36)	(2.88)	–

Net asset value, end of period	$27.66	$42.30	$50.06

Total return	(32.37)%[d]	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$305,676	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	8.05%	7.23%	21.16%
Portfolio turnover rate[f]	15%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$75.94	$75.80	$82.27	$63.86	$77.39	$51.09

Income from investment operations:
Net investment income (loss)	0.01 [a]	(0.09)[a]	(0.21)[a]	(0.23)	(0.29)	(0.23)
Net realized and unrealized gain (loss)[b]	5.29	0.32	(6.26)	18.64	(13.24)	26.53

Total from investment operations	5.30	0.23	(6.47)	18.41	(13.53)	26.30

Less distributions from:
Net investment income	(0.18)	–	–	–	–	–
Return of capital	–	(0.09)	–	–	–	–

Total distributions	(0.18)	(0.09)	–	–	–	–

Net asset value, end of period	$81.06	$75.94	$75.80	$82.27	$63.86	$77.39

Total return	6.98%[c]	0.30%	(7.87)%	28.83%	(17.48)%	51.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,754,913	$1,344,161	$1,364,424	$2,032,024	$1,079,203	$1,036,973
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.02%	(0.11)%	(0.27)%	(0.37)%	(0.40)%	(0.43)%
Portfolio turnover rate[e]	5%	19%	18%	15%	14%	36%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P 100	$2,860,113,843	$–	$–	$2,860,113,843
S&P MidCap 400	5,333,493,516	–	–	5,333,493,516
S&P MidCap 400 Growth	2,132,678,507	–	–	2,132,678,507
S&P MidCap 400 Value	2,066,945,323	–	–	2,066,945,323
S&P SmallCap 600	5,371,933,035	–	–	5,371,933,035
S&P SmallCap 600 Growth	1,663,939,417	–	–	1,663,939,417
S&P SmallCap 600 Value	1,667,741,300	–	–	1,667,741,300
S&P 1500	234,344,126	–	–	234,344,126
S&P U.S. Preferred Stock	304,211,494	–	–	304,211,494
Nasdaq Biotechnology	1,999,985,104	–	–	1,999,985,104

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$11,135,196
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	12,559,634	25,726,970
S&P MidCap 400 Growth	–	–	10,588,183	7,127,634	–	–	–	17,715,817
S&P MidCap 400 Value	89,552	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	45,393,243
S&P SmallCap 600	–	14,800,654	5,484,940	–	1,541,664	–	–	21,827,258
S&P SmallCap 600 Growth	–	–	–	–	6,711,998	–	–	6,711,998
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,940,333	21,279,419
S&P 1500	–	–	–	–	38,110	–	–	38,110
S&P U.S. Preferred Stock	–	–	–	–	–	–	506,620	506,620
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	130,442,859

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 100	$3,793,855,198	$6,499,407	$(940,240,762)	$(933,741,355)
S&P MidCap 400	6,219,763,032	13,597,853	(899,867,369)	(886,269,516)
S&P MidCap 400 Growth	2,529,362,639	8,911,531	(405,595,663)	(396,684,132)
S&P MidCap 400 Value	2,430,066,715	29,749,167	(392,870,559)	(363,121,392)
S&P SmallCap 600	6,699,310,449	968,478	(1,328,345,892)	(1,327,377,414)
S&P SmallCap 600 Growth	1,897,941,854	15,127,681	(249,130,118)	(234,002,437)
S&P SmallCap 600 Value	1,933,785,044	48,057,597	(314,101,341)	(266,043,744)
S&P 1500	282,633,184	3,240,901	(51,529,959)	(48,289,058)
S&P U.S. Preferred Stock	438,936,511	–	(134,725,017)	(134,725,017)
Nasdaq Biotechnology	2,497,140,600	3,755,535	(500,911,031)	(497,155,496)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal,

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600 Growth	0.25%
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$55,321
S&P MidCap 400	3,265,202
S&P MidCap 400 Growth	1,435,267
S&P MidCap 400 Value	1,146,683
S&P SmallCap 600	3,738,527

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600 Growth	$1,411,752
S&P SmallCap 600 Value	1,077,353
S&P 1500	22,253
Nasdaq Biotechnology	1,224,011

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended September 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended September 30, 2008, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays Bank PLC	146	343	16	473	$7,013,970	$237,755	$9,000

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$160,171,694	$159,804,869
S&P MidCap 400	477,017,822	458,783,699
S&P MidCap 400 Growth	331,643,185	324,677,355
S&P MidCap 400 Value	139,523,671	136,933,987
S&P SmallCap 600	474,800,782	402,619,792
S&P SmallCap 600 Growth	186,922,746	154,625,407
S&P SmallCap 600 Value	121,563,790	105,552,509
S&P 1500	6,231,425	5,477,165
S&P U.S. Preferred Stock	48,837,053	42,731,960
Nasdaq Biotechnology	95,086,064	78,482,322

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$756,602,192	$1,399,960,419
S&P MidCap 400	2,012,969,903	1,304,725,085
S&P MidCap 400 Growth	756,005,716	614,679,313
S&P MidCap 400 Value	243,075,494	280,338,742
S&P SmallCap 600	2,410,261,562	1,627,654,513
S&P SmallCap 600 Growth	544,342,428	280,142,306
S&P SmallCap 600 Value	314,948,645	149,554,193
S&P 1500	81,071,570	38,993,168
S&P U.S. Preferred Stock	284,799,136	16,039,888
Nasdaq Biotechnology	3,589,128,740	3,274,481,890

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for the iShares S&P SmallCap 600 Growth and iShares S&P 1500 Index Funds, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 100 Index, iShares S&P MidCap 400 Index, iShares S&P MidCap 400 Growth Index, iShares S&P MidCap 400 Value Index, iShares S&P SmallCap 600 Index, iShares S&P SmallCap 600 Growth Index, iShares S&P SmallCap 600 Value Index, iShares S&P 1500 Index, iShares S&P U.S. Preferred Stock Index and iShares Nasdaq Biotechnology Index Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and, in many cases, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares S&P MidCap 400 Index and iShares S&P MidCap 400 Growth Index Funds but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Notes:

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	81

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.iShares.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A.(BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BCI-SAR-31-0908

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2008

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares S&P Global 100 Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Timber & Forestry Index Fund

iShares S&P Global Utilities Sector Index Fund

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index™ (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (14.53)%, while the total return for the Index was (14.52)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.44)%	(22.75)%	(23.72)%	6.08%	6.16%	6.06%	(0.57)%	(0.44)%	(0.44)%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.44)%	(22.75)%	(23.72)%	34.31%	34.87%	34.18%	(4.37)%	(3.38)%	(3.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.53%

Financial	17.57

Energy	15.27

Technology	10.82

Consumer Cyclical	8.67

Industrial	7.95

Communications	6.98

Basic Materials	4.40

Utilities	3.03

Diversified	0.32

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.71%

General Electric Co.	3.58

Procter & Gamble Co. (The)	3.00

Microsoft Corp.	2.97

Johnson & Johnson	2.74

HSBC Holdings PLC (United Kingdom)	2.73

Chevron Corp.	2.41

JPMorgan Chase & Co.	2.41

Nestle SA Registered (Switzerland)	2.34

International Business Machines Corp.	2.25

TOTAL	30.14%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index™ (the “Index”). The Index is designed to track the performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through September 30, 2008, the total return for the Fund was (30.45)%, while the total return for the Index was (30.36)%.

Cumulative Total Returns

Inception to 9/30/08

NAV	MARKET	INDEX
(30.45)%	(29.33)%	(30.36)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Energy – Alternate Sources	42.79%

Power Converters/Power Supply Equipment	22.96

Electric – Integrated	16.25

Electronic Components – Semiconductors	7.71

Agricultural Operations	4.38

Building – Heavy Construction	3.44

Independent Power Producer	2.38

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Vestas Wind Systems A/S (Denmark)	7.37%

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	6.73

First Solar Inc.	6.66

Gamesa Corporacion Tecnologica SA (Spain)	5.75

Covanta Holding Corp.	5.61

SolarWorld AG (Germany)	5.22

Companhia Paranaense de Energia Preferred SP ADR (Brazil)	5.07

Q-Cells AG (Germany)	4.88

LDK Solar Co. Ltd. SP ADR (China)	4.76

SunPower Corp. Class A	4.54

TOTAL	56.59%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (16.05)%, while the total return for the Index was (16.06)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.38)%	(27.56)%	(28.39)%	(8.22)%	(7.71)%	(7.98)%	(16.14)%	(15.18)%	(15.71)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Retail	25.55%

Media	21.58

Auto Manufacturers	20.39

Auto Parts & Equipment	4.97

Home Furnishings	4.34

Apparel	4.20

Advertising	2.25

Lodging	1.93

Leisure Time	1.89

Internet	1.49

Holding Companies – Diversified	1.29

Distribution & Wholesale	1.24

Home Builders	1.19

Entertainment	1.06

Food Service	1.01

Manufacturing	0.92

Commercial Services	0.83

Electrical Components & Equipment	0.71

Toys, Games & Hobbies	0.67

Hand & Machine Tools	0.58

Household Products & Wares	0.49

Chemicals	0.30

Housewares	0.27

Cosmetics & Personal Care	0.25

Health Care – Products	0.20

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	6.19%

McDonald’s Corp.	3.95

Walt Disney Co. (The)	3.26

Comcast Corp. Class A	3.24

Volkswagen AG (Germany)	3.19

Daimler AG Registered (Germany)	2.69

Time Warner Inc.	2.60

Honda Motor Co. Ltd. (Japan)	2.54

Home Depot Inc.	2.47

Target Corp.	2.13

TOTAL	32.26%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (8.18)%, while the total return for the Index was (8.07)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.96)%	(6.23)%	(7.01)%	5.32%	5.93%	5.48%	11.22%	12.55%	11.60%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Food	32.16%

Beverages	20.17

Cosmetics & Personal Care	15.36

Agriculture	13.82

Retail	13.52

Household Products & Wares	3.31

Manufacturing	0.83

Food Service	0.21

Forest Products & Paper	0.11

Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	9.85%

Nestle SA Registered (Switzerland)	7.70

Wal-Mart Stores Inc.	6.32

PepsiCo Inc.	5.21

Coca-Cola Co. (The)	4.89

Philip Morris International Inc.	4.65

Tesco PLC (United Kingdom)	2.52

Kraft Foods Inc.	2.31

CVS Caremark Corp.	2.25

Unilever NV (Netherlands)	2.22

TOTAL	47.92%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, oil refining, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (13.68)%, while the total return for the Index was (13.58)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.18)%	(16.28)%	(17.43)%	19.41%	19.58%	19.33%	14.12%	14.29%	13.70%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.18)%	(16.28)%	(17.43)%	142.73%	144.50%	141.95%	148.32%	150.87%	142.23%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Oil & Gas	86.05%

Oil & Gas Services	8.85

Pipelines	2.93

Coal	0.88

Metal Fabricate & Hardware	0.39

Mining	0.36

Engineering & Construction	0.19

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	16.35%

Chevron Corp.	6.87

BP PLC (United Kingdom)	6.28

Total SA (France)	5.77

ConocoPhillips	4.53

Royal Dutch Shell PLC Class A (United Kingdom)	4.12

Schlumberger Ltd.	3.78

Royal Dutch Shell PLC Class B (United Kingdom)	3.09

Eni SpA (Italy)	2.61

BG Group PLC (United Kingdom)	2.41

TOTAL	55.81%

6	2008 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (20.77)%, while the total return for the Index was (20.82)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.19)%	(34.84)%	(36.60)%	3.57%	3.94%	3.61%	2.92%	3.20%	3.00%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.19)%	(34.84)%	(36.60)%	19.17%	21.29%	19.38%	21.91%	24.26%	22.63%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Banks	53.83%

Insurance	20.22

Diversified Financial Services	17.37

Real Estate	3.37

Real Estate Investment Trusts	3.08

Holding Companies – Diversified	0.81

Investment Companies	0.29

Savings & Loans	0.27

Commercial Services	0.16

Venture Capital	0.11

Home Builders	0.10

Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	4.30%

JPMorgan Chase & Co.	3.81

Bank of America Corp.	3.57

Wells Fargo & Co.	2.77

Citigroup Inc.	2.48

Banco Santander SA (Spain)	2.05

BNP Paribas (France)	1.87

Mitsubishi UFJ Financial Group Inc. (Japan)	1.86

Royal Bank of Canada (Canada)	1.39

U.S. Bancorp	1.38

TOTAL	25.48%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be a part of the healthcare sector of the economy and that S&P believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (3.13)%, while the total return for the Index was (2.96)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.54)%	(12.93)%	(13.57)%	4.49%	4.50%	4.69%	1.21%	1.28%	1.36%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.54)%	(12.93)%	(13.57)%	24.54%	24.64%	25.77%	8.67%	9.11%	9.79%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Pharmaceuticals	59.73%

Health Care – Products	22.61

Biotechnology	6.31

Health Care – Services	5.24

Chemicals	2.67

Electronics	1.79

Commercial Services	0.71

Insurance	0.44

Software	0.17

Manufacturing	0.05

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Johnson & Johnson	9.31%

Novartis AG Registered (Switzerland)	6.61

Pfizer Inc.	5.97

GlaxoSmithKline PLC (United Kingdom)	5.43

Roche Holding AG Genusschein (Switzerland)	5.23

Abbott Laboratories	4.26

Merck & Co. Inc.	3.24

Sanofi-Aventis (France)	3.24

AstraZeneca PLC (United Kingdom)	3.05

Amgen Inc.	3.01

TOTAL	49.35%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the industrials sector of the economy and that S&P believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (21.92)%, while the total return for the Index was (21.89)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.72)%	(30.34)%	(29.86)%	(3.12)%	(3.41)%	(2.66)%	(6.30)%	(6.87)%	(5.39)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Manufacturing	26.94%

Transportation	17.95

Aerospace & Defense	13.84

Engineering & Construction	6.60

Machinery	5.46

Commercial Services	4.64

Distribution & Wholesale	4.61

Electrical Components & Equipment	3.50

Electronics	2.42

Airlines	2.07

Hand & Machine Tools	1.95

Building Materials	1.90

Metal Fabricate & Hardware	1.57

Holding Companies – Diversified	1.40

Auto Manufacturers	0.90

Environmental Control	0.89

Machinery – Diversified	0.76

Machinery – Construction & Mining	0.69

Food	0.32

Water	0.30

Office & Business Equipment	0.24

Household Products & Wares	0.21

Textiles	0.18

Energy – Alternate Sources	0.13

Housewares	0.05

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
General Electric Co.	11.80%

Siemens AG Registered (Germany)	3.94

United Parcel Service Inc. Class B	2.96

United Technologies Corp.	2.69

3M Co.	2.24

ABB Ltd. Registered (Switzerland)	2.04

Boeing Co. (The)	2.00

Caterpillar Inc.	1.72

Lockheed Martin Corp.	1.69

Union Pacific Corp.	1.68

TOTAL	32.76%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index™ (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highway and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (19.28)%, while the total return for the Index was (19.48)%.

Cumulative Total Returns

Inception to 9/30/08

NAV	MARKET	INDEX
(27.43)%	(26.47)%	(27.63)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Electric	33.72%

Commercial Services	23.98

Pipelines	17.62

Engineering & Construction	7.54

Transportation	6.04

Gas	5.44

Holding Companies – Diversified	2.13

Water	1.05

Storage & Warehousing	1.04

Aerospace & Defense	0.53

Oil & Gas	0.25

Short-Term and Other Net Assets	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
E.ON AG (Germany)	4.91%

TransCanada Corp. (Canada)	4.71

GDF SUEZ (France)	4.37

Atlantia SpA (Italy)	4.11

Abertis Infraestructuras SA (Spain)	4.07

Williams Companies Inc. (The)	3.69

Spectra Energy Corp.	3.52

Transurban Group (Australia)	3.25

Enbridge Inc. (Canada)	3.11

Iberdrola SA (Spain)	3.09

TOTAL	38.83%

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the materials sector of the economy and that S&P believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (28.71)%, while the total return for the Index was (29.08)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(31.12)%	(31.26)%	(31.79)%	5.70%	5.78%	5.80%	12.04%	12.22%	12.27%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Mining	38.43%

Chemicals	28.95

Iron & Steel	14.56

Forest Products & Paper	4.16

Building Materials	4.12

Agriculture	3.81

Packaging & Containers	1.78

Engineering & Construction	0.97

Textiles	0.83

Coal	0.70

Manufacturing	0.47

Oil & Gas	0.31

Biotechnology	0.31

Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	5.78%

Rio Tinto PLC (United Kingdom)	3.81

Monsanto Co.	3.81

BHP Billiton PLC (United Kingdom)	3.49

BASF SE (Germany)	3.16

Anglo American PLC (United Kingdom)	3.08

ArcelorMittal (Netherlands)	2.85

Potash Corp. of Saskatchewan Inc. (Canada)	2.80

E.I. du Pont de Nemours and Co.	2.64

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	2.60

TOTAL	34.02%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index™ (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy-related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly listed companies in the global nuclear energy business from both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through September 30, 2008, the total return for the Fund was (31.50)%, while the total return for the Index was (32.91)%.

Cumulative Total Returns

Inception to 9/30/08

NAV	MARKET	INDEX
(31.50)%	(30.41)%	(32.91)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Electric – Integrated	59.96%

Non-Ferrous Metals	18.25

Energy – Alternate Sources	8.30

Engineering/Research and Development Services	6.10

Electric – Generation	3.86

Diversified Minerals	3.35

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
AREVA SA (France)	8.30%

E.ON AG (Germany)	8.09

Exelon Corp.	7.34

Electricite de France (France)	6.73

Tokyo Electric Power Co. Inc. (The) (Japan)	6.35

Kansai Electric Power Co. Inc. (The) (Japan)	6.18

McDermott International Inc.	6.10

Cameco Corp. (Canada)	5.64

FirstEnergy Corp.	5.34

FPL Group Inc.	4.99

TOTAL	65.06%

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the information technology sector of the economy and that S&P believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (13.64)%, while the total return for the Index was (14.08)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.86)%	(26.78)%	(27.31)%	2.00%	2.03%	2.45%	(0.98)%	(0.93)%	(0.45)%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.86)%	(26.78)%	(27.31)%	10.39%	10.58%	12.87%	(6.56)%	(6.24)%	(3.04)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Computers	23.76%

Software	21.40

Semiconductors	18.47

Telecommunications	16.46

Internet	7.78

Electronics	4.08

Office & Business Equipment	2.70

Toys, Games & Hobbies	1.94

Electrical Components & Equipment	1.61

Commercial Services	0.85

Manufacturing	0.78

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Microsoft Corp.	9.36%

International Business Machines Corp.	7.10

Cisco Systems Inc.	5.91

Hewlett-Packard Co.	5.09

Intel Corp.	4.68

Apple Inc.	4.51

Google Inc. Class A	4.25

Oracle Corp.	3.56

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	3.11

QUALCOMM Inc.	3.08

TOTAL	50.65%

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (17.50)%, while the total return for the Index was (17.62)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(27.10)%	(26.61)%	(27.32)%	9.06%	9.22%	9.11%	2.97%	3.12%	3.01%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(27.10)%	(26.61)%	(27.32)%	54.31%	55.41%	54.63%	22.31%	23.54%	22.69%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Telecommunications	97.18%

Media	1.61

Internet	0.84

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
AT&T Inc.	15.23%

Vodafone Group PLC (United Kingdom)	10.69

Telefonica SA (Spain)	10.29

Verizon Communications Inc.	8.45

France Telecom SA (France)	4.76

China Mobile Ltd. (China)	4.76

Deutsche Telekom AG Registered (Germany)	4.20

Nippon Telegraph and Telephone Corp. (Japan)	3.46

America Movil SAB de CV Series L ADR (Mexico)	3.31

Telstra Corp. Ltd. (Australia)	3.16

TOTAL	68.31%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index™ (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. The Index includes forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through September 30, 2008, the total return for the Fund was (7.73)%, while the total return for the Index was (7.86)%.

Cumulative Total Returns

Inception to 9/30/08

NAV	MARKET	INDEX
(7.73)%	(7.01)%	(7.86)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Industry	Percentage of Net Assets
Paper & Related Products	51.29%

Forestry	41.00

Containers – Paper/Plastic	6.09

Building Products – Wood	0.99

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Rayonier Inc.	8.87%

Weyerhaeuser Co.	8.52

Plum Creek Timber Co. Inc.	8.47

Sino-Forest Corp. (Canada)	6.61

Potlatch Corp.	6.27

West Fraser Timber Co. Ltd. (Canada)	4.91

Oji Paper Co. Ltd. (Japan)	4.46

Sappi Ltd. (South Africa)	4.06

International Paper Co.	3.97

Packaging Corp. of America	3.90

TOTAL	60.04%

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2008

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the utilities sector of the economy and that S&P believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (14.57)%, while the total return for the Index was (14.49)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.90)%	(15.04)%	(16.01)%	4.77%	5.35%	4.95%	10.04%	11.30%	10.44%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION
As of 9/30/08
Industry	Percentage of Net Assets
Electric	80.73%

Gas	14.91

Water	2.82

Pipelines	0.70

Engineering & Construction	0.40

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/08
Security	Percentage of Net Assets
E.ON AG (Germany)	9.86%

GDF SUEZ (France)	7.10

Iberdrola SA (Spain)	4.93

RWE AG (Germany)	4.13

Exelon Corp.	4.06

Enel SpA (Italy)	3.42

National Grid PLC (United Kingdom)	3.10

Southern Co. (The)	2.86

Tokyo Electric Power Co. Inc. (The) (Japan)	2.74

Dominion Resources Inc.	2.45

TOTAL	44.65%

FUND PERFORMANCE OVERVIEWS	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)[a]	Ending Account Value (9/30/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/08 to 9/30/08)
S&P Global 100
Actual	$1,000.00	$ 854.70	0.40%	$1.86
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
S&P Global Clean Energy
Actual	1,000.00	695.50	0.48	1.09
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Discretionary Sector
Actual	1,000.00	839.50	0.48	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Staples Sector
Actual	1,000.00	918.20	0.48	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/08)[a]	Ending Account Value (9/30/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/08 to 9/30/08)
S&P Global Energy Sector
Actual	$1,000.00	$ 863.20	0.48%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Financials Sector
Actual	1,000.00	792.30	0.48	2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Healthcare Sector
Actual	1,000.00	968.70	0.48	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Industrials Sector
Actual	1,000.00	780.80	0.48	2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	807.20	0.48	2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Materials Sector
Actual	1,000.00	712.90	0.48	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Nuclear Energy
Actual	1,000.00	685.00	0.48	1.09
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Technology Sector
Actual	1,000.00	863.60	0.48	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Telecommunications Sector
Actual	1,000.00	825.00	0.48	2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Timber & Forestry
Actual	1,000.00	922.70	0.48	1.24
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Utilities Sector
Actual	1,000.00	854.30	0.48	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Account values are based on a start date of June 24, 2008 (commencement of operations) for the iShares S&P Global Clean Energy Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund.

[b]

Except for the actual expenses of the iShares S&P Global Clean Energy Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares S&P Global Clean Energy Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund, which commenced operations on June 24, 2008, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (98 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.54%

AUSTRALIA – 1.16%
BHP Billiton Ltd.	422,823	$10,339,206

		10,339,206

BELGIUM – 0.20%
Fortis[a]	295,372	1,784,045

		1,784,045

FINLAND – 0.97%
Nokia OYJ	28,227	511,473
Nokia OYJ SP ADR	438,647	8,180,767

		8,692,240

FRANCE – 9.10%
Alcatel-Lucent[b]	302,640	1,146,504
AXA	222,663	7,160,722
BNP Paribas	114,977	10,672,081
Carrefour SA	67,379	3,132,714
France Telecom SA	239,537	6,662,020
GDF SUEZ	178,674	9,160,567
L’Oreal SAa	31,448	3,059,010
LVMH Moet Hennessy Louis Vuitton SA	32,608	2,828,325
Sanofi-Aventis	129,786	8,486,247
Societe Generale	74,582	6,495,220
Total SA	300,312	17,961,660
Vivendi	145,209	4,491,371

		81,256,441

GERMANY – 8.13%
Allianz SE Registered	57,048	7,715,154
BASF SE	118,728	5,628,531
Bayer AG	96,632	7,031,028
Daimler AG Registered	123,093	6,120,751
Deutsche Bank AG Registered	67,221	4,677,193
Deutsche Telekom AG Registered	377,870	5,716,448
E.ON AG	250,551	12,521,899
RWE AG	56,425	5,349,873
Siemens AG Registered	115,834	10,697,934
Volkswagen AGa	18,337	7,160,722

		72,619,533

ITALY – 0.56%
Assicurazioni Generali SpA	151,396	4,971,953

		4,971,953

Security	Shares	Value
JAPAN – 4.60%
Bridgestone Corp.	87,300	$1,611,718
Canon Inc.	147,550	5,309,104
FUJIFILM Holdings Corp.	58,400	1,479,734
Honda Motor Co. Ltd.	203,700	5,928,818
Matsushita Electric Industrial Co. Ltd.	240,200	4,061,216
Nissan Motor Co. Ltd.	291,000	1,910,488
Seven & I Holdings Co. Ltd.	87,320	2,463,367
Sony Corp.	122,800	3,666,708
Toshiba Corp.	351,000	1,491,085
Toyota Motor Corp.	320,100	13,206,217

		41,128,455

NETHERLANDS – 1.83%
Aegon NV	159,899	1,392,533
ING Groep NV	268,779	5,636,678
Koninklijke Philips Electronics NV NYS	123,687	3,370,471
Unilever NV	15,413	429,966
Unilever NV NYS	195,785	5,513,306

		16,342,954

SOUTH KOREA – 0.78%
Samsung Electronics Co. Ltd. GDR[c]	31,233	6,996,192

		6,996,192

SPAIN – 4.12%
Banco Bilbao Vizcaya Argentaria SA	473,457	7,621,374
Banco Santander SA	793,944	11,709,741
Repsol YPF SA	113,944	3,345,075
Telefonica SA	597,714	14,096,531

		36,772,721

SWEDEN – 0.38%
Telefonaktiebolaget LM Ericsson AB Class B	118,205	1,084,955
Telefonaktiebolaget LM Ericsson AB Class B SP ADR[a]	249,983	2,357,340

		3,442,295

SWITZERLAND – 5.90%
Credit Suisse Group AG Registered	126,003	5,607,625
Nestle SA Registered	486,487	20,912,975
Novartis AG Registered	336,068	17,548,969
Swiss Reinsurance Co. Registered	45,052	2,438,935
UBS AG Registered[b]	377,405	6,213,508

		52,722,012

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2008

Security	Shares	Value
UNITED KINGDOM – 14.20%
Anglo American PLC	168,489	$5,570,996
AstraZeneca PLC	182,462	8,000,643
Barclays PLC[d]	1,024,916	5,964,703
BP PLC	2,374,560	19,638,960
Diageo PLC	323,301	5,445,731
GlaxoSmithKline PLC	666,209	14,380,434
HSBC Holdings PLC	1,519,499	24,402,963
Royal Dutch Shell PLC Class A	24,159	696,747
Royal Dutch Shell PLC Class A ADR	210,341	12,412,222
Royal Dutch Shell PLC Class B	345,126	9,707,380
Standard Chartered PLC	150,738	3,613,786
Vodafone Group PLC	6,656,334	14,557,843
Xstrata PLC	79,734	2,438,811

		126,831,219

UNITED STATES – 47.61%
Bristol-Myers Squibb Co.	249,387	5,199,719
Caterpillar Inc.	78,027	4,650,409
Chevron Corp.	261,028	21,529,589
Citigroup Inc.	694,908	14,252,563
Coca-Cola Co. (The)	249,678	13,202,973
Colgate-Palmolive Co.	64,602	4,867,761
Covidien Ltd.	63,438	3,410,427
Dell Inc.[b]	219,414	3,615,943
Dow Chemical Co. (The)	117,855	3,745,432
E.I. du Pont de Nemours and Co.	113,199	4,561,920
EMC Corp.[b]	261,900	3,132,324
Exxon Mobil Corp.	656,787	51,006,078
Ford Motor Co.[a,b]	274,413	1,426,948
General Electric Co.	1,253,628	31,967,514
General Motors Corp.[a]	72,750	687,487
Hewlett-Packard Co.	308,169	14,249,735
Intel Corp.	708,003	13,260,896
International Business Machines Corp.	171,968	20,113,377
Johnson & Johnson	353,856	24,515,144
JPMorgan Chase & Co.	460,653	21,512,495
Kimberly-Clark Corp.	52,671	3,415,188
McDonald’s Corp.	143,754	8,869,622
Merck & Co. Inc.	271,794	8,577,819
Microsoft Corp.	995,007	26,556,737
Morgan Stanley	139,680	3,212,640
News Corp. Class A	294,492	3,530,959
Nike Inc. Class B	48,306	3,231,671

Security	Shares	Value
PepsiCo Inc.	198,445	$14,143,175
Pfizer Inc.	849,222	15,659,654
Philip Morris International Inc.	261,281	12,567,616
Procter & Gamble Co. (The)	384,120	26,769,323
Texas Instruments Inc.	164,706	3,541,179
3M Co.	89,628	6,122,489
Tyco Electronics Ltd.	58,155	1,608,567
Tyco International Ltd.	60,874	2,131,807
United Technologies Corp.	121,929	7,323,056
Wal-Mart Stores Inc.	286,231	17,142,375

		425,312,611

TOTAL COMMON STOCKS (Cost: $1,091,627,656)		889,211,877

SHORT-TERM INVESTMENTS – 1.07%

MONEY MARKET FUNDS – 1.07%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	102,406	102,406
BGI Cash Premier Fund LLC 2.67%[d,e,f]	9,473,278	9,473,278

		9,575,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,575,684)		9,575,684

TOTAL INVESTMENTS IN SECURITIES – 100.61% (Cost: $1,101,203,340)		898,787,561
Other Assets, Less Liabilities – (0.61)%		(5,490,805)

NET ASSETS – 100.00%		$893,296,756

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 88.11%

AUSTRALIA – 1.01%
Babcock & Brown Wind Partners Ltd.	132,270	$109,551

		109,551

BRAZIL – 2.72%
Cosan Ltd. Class Aa	36,894	294,414

		294,414

CHINA – 13.65%
JA Solar Holdings Co. Ltd. ADR[a]	20,730	219,323
LDK Solar Co. Ltd. SP ADR[a,b]	17,130	514,243
Suntech Power Holdings Co. Ltd. ADR[a,b]	11,661	418,280
Trina Solar Ltd. SP ADR[a,b]	3,876	88,954
Yingli Green Energy Holding Co. Ltd. ADR[a,b]	21,333	235,090

		1,475,890

DENMARK – 7.37%
Vestas Wind Systems A/Sa	9,384	796,751

		796,751

FRANCE – 4.70%
EDF Energies Nouvelles SA	9,568	470,121
Theolia SAa	3,645	38,502

		508,623

GERMANY – 10.90%
Conergy AGa,b	10,248	86,225
Q-Cells AGa	6,414	527,862
SolarWorld AG	13,659	564,264

		1,178,351

NORWAY – 2.78%
Renewable Energy Corp. ASA[a]	16,869	301,013

		301,013

SPAIN – 13.64%
Acciona SA	2,490	371,793
Gamesa Corporacion Tecnologica SA	18,429	621,789
Iberdrola SA	47,955	480,950

		1,474,532

UNITED STATES – 31.34%
Archer-Daniels-Midland Co.	21,630	473,913
Covanta Holding Corp.[a]	25,335	606,520
Energy Conversion Devices Inc.[a]	5,955	346,879

Security	Shares	Value
Evergreen Solar Inc.[a,b]	11,496	$63,458
First Solar Inc.[a]	3,813	720,314
FuelCell Energy Inc.[a]	10,905	65,757
MEMC Electronic Materials Inc.[a]	11,289	319,027
Ormat Technologies Inc.	7,092	257,652
SunPower Corp. Class Aa	6,924	491,119
VeraSun Energy Corp.[a]	14,013	43,861

		3,388,500

TOTAL COMMON STOCKS (Cost: $13,138,506)		9,527,625

PREFERRED STOCKS – 11.80%

BRAZIL – 11.80%
Companhia Energetica de Minas Gerais SP ADR	36,858	727,577
Companhia Paranaense de Energia SP ADR	39,936	547,922

		1,275,499

TOTAL PREFERRED STOCKS (Cost: $1,614,011)		1,275,499

SHORT-TERM INVESTMENTS – 11.64%

MONEY MARKET FUNDS – 11.64%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	7,745	7,745
BGI Cash Premier Fund LLC 2.67%[c,d,e]	1,251,300	1,251,300

		1,259,045

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,259,045)		1,259,045

TOTAL INVESTMENTS IN SECURITIES – 111.55% (Cost: $16,011,562)		12,062,169
Other Assets, Less Liabilities – (11.55)%		(1,248,955)

NET ASSETS – 100.00%		$10,813,214

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2008

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.07%

AUSTRALIA – 0.60%
Crown Ltd.	6,366	$42,683
John Fairfax Holdings Ltd.	16,320	33,985
Tabcorp Holdings Ltd.	7,380	47,036

		123,704

CANADA – 2.08%
Canadian Tire Corp. Ltd. Class A	880	40,557
Gildan Activewear Inc.[a]	1,170	26,026
Groupe Aeroplan Inc.	2,601	32,268
Magna International Inc. Class A	1,240	63,773
Shaw Communications Inc. Class B	4,220	85,495
Thomson Reuters Corp.	2,050	55,781
Tim Hortons Inc.	2,420	70,629
Yellow Pages Income Fund	5,920	55,403

		429,932

FRANCE – 8.01%
Accor SA	2,460	129,147
Christian Dior SA	680	50,690
Compagnie Generale des Etablissements Michelin Class B	1,790	114,276
Hermes International	940	151,196
Lagardere SCA	1,400	62,329
LVMH Moet Hennessy Louis Vuitton SA	3,063	265,676
PPR SA	900	79,245
PSA Peugeot Citroen SA	1,760	65,191
Publicis Groupe SA	1,720	53,369
Renault SA	2,270	142,066
Societe Television Francaise 1	650	11,331
Sodexo	1,213	70,880
Thomson[a]	3,070	10,824
Valeo SA	1,130	33,729
Vivendi	13,410	414,777

		1,654,726

GERMANY – 8.26%
Adidas AG	2,490	131,859
Bayerische Motoren Werke AG	3,670	140,682
Continental AG	1,889	154,692
Daimler AG Registered	11,160	554,927
Puma AG	77	20,735

Security	Shares	Value
TUI AGb	2,655	$43,466
Volkswagen AG	1,690	659,956

		1,706,317

HONG KONG – 0.69%
Esprit Holdings Ltd.	14,100	85,987
Li & Fung Ltd.[b]	24,000	57,432

		143,419

ITALY – 1.22%
Fiat SpA	8,530	112,268
Luxottica Group SpA	1,766	39,987
Mediaset SpA	10,150	63,765
Pirelli & C. SpA	50,110	29,070
Seat Pagine Gialle SpA[a]	67,220	6,487

		251,577

JAPAN – 17.69%
Bridgestone Corp.	7,000	129,233
Denso Corp.	6,000	143,550
Dentsu Inc.	30	59,313
Honda Motor Co. Ltd.	18,000	523,901
Marui Group Co. Ltd.	3,000	22,041
Matsushita Electric Industrial Co. Ltd.	22,000	371,968
Nikon Corp.	4,000	92,498
Nippon Television Network Corp.	200	18,744
Nissan Motor Co. Ltd.	24,000	157,566
NOK Corp.	1,200	13,146
Oriental Land Co. Ltd.	1,000	67,348
Pioneer Corp.	2,000	12,867
SANYO Electric Co. Ltd.[a]	24,000	40,465
Sekisui House Ltd.	7,000	62,902
Sharp Corp.	10,000	106,061
Sony Corp.	12,000	358,310
Suzuki Motor Corp.[b]	4,000	72,265
Toyota Industries Corp.	2,000	49,451
Toyota Motor Corp.	31,000	1,278,953
Yamada Denki Co. Ltd.	1,000	74,507

		3,655,089

MEXICO – 0.52%
Grupo Televisa SA Series CPO	25,000	107,532

		107,532

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
NETHERLANDS – 0.90%
Reed Elsevier NV	7,990	$118,169
Wolters Kluwer NV	3,450	68,983

		187,152

SOUTH KOREA – 0.97%
Hyundai Motor Co. Ltd. Class A GDR[c]	6,569	200,552

		200,552

SPAIN – 0.56%
Industria de Diseno Textil SA	2,770	115,520

		115,520

SWEDEN – 1.44%
Electrolux AB Class B	4,095	46,836
Hennes & Mauritz AB Class B	6,270	249,982

		296,818

SWITZERLAND – 1.11%
Compagnie Financiere Richemont SA Class A Bearer Units	3,680	160,492
Swatch Group AG (The) Bearer	380	68,968

		229,460

UNITED KINGDOM – 6.10%
Aegis Group PLC	12,511	20,683
British Sky Broadcasting Group PLC	12,360	91,319
Carnival PLC	1,970	58,325
Compass Group PLC	22,570	138,391
Daily Mail & General Trust PLC Class A NVS	2,654	15,091
DSG International PLC	15,490	13,184
Enterprise Inns PLC	6,350	20,204
GKN PLC	10,048	35,059
Home Retail Group PLC	10,200	42,180
InterContinental Hotels Group PLC	3,250	39,856
ITV PLC	39,140	29,301
Kesa Electricals PLC	5,790	11,327
Kingfisher PLC	28,090	65,941
Ladbrokes PLC	7,610	25,298
Marks & Spencer Group PLC	18,940	68,026
Mitchells & Butlers PLC	3,850	15,046
Next PLC	2,300	41,775
Pearson PLC	8,920	95,397
Persimmon PLC	3,740	26,549
Punch Taverns PLC	2,700	6,497

Security	Shares	Value
Reed Elsevier PLC	12,392	$122,589
Taylor Wimpey PLC	13,450	8,451
Thomson Reuters PLC	2,314	51,186
Trinity Mirror PLC	1,450	2,184
United Business Media Ltd.	2,872	25,084
W.H. Smith PLC	2,268	15,241
Whitbread PLC	1,988	37,490
William Hill PLC	3,770	15,691
WPP Group PLC	13,970	111,556
Yell Group PLC	7,843	10,695

		1,259,616

UNITED STATES – 48.92%
Abercrombie & Fitch Co. Class A	980	38,661
Amazon.com Inc.[a]	3,728	271,249
Apollo Group Inc. Class Aa	1,360	80,648
AutoNation Inc.[a,b]	870	9,779
AutoZone Inc.[a]	430	53,036
Bed Bath & Beyond Inc.[a]	3,080	96,743
Best Buy Co. Inc.	4,090	153,375
Big Lots Inc.[a,b]	1,044	29,055
Black & Decker Corp. (The)	770	46,777
Carnival Corp.	5,260	185,941
CBS Corp. Class B	7,460	108,767
Centex Corp.	1,360	22,032
Coach Inc.[a]	3,930	98,407
Comcast Corp. Class A	34,110	669,579
D.R. Horton Inc.	3,410	44,398
Darden Restaurants Inc.	1,730	49,530
Dillard’s Inc. Class Ab	730	8,614
DIRECTV Group Inc. (The)[a]	7,520	196,798
Eastman Kodak Co.	3,355	51,600
Expedia Inc.[a]	2,430	36,717
Family Dollar Stores Inc.	1,620	38,394
Ford Motor Co.[a]	25,670	133,484
Fortune Brands Inc.	1,771	101,585
GameStop Corp. Class Aa	1,890	64,657
Gannett Co. Inc.	2,150	36,356
Gap Inc. (The)	5,270	93,701
General Motors Corp.[b]	6,370	60,196
Genuine Parts Co.	2,830	113,794
Goodyear Tire & Rubber Co. (The)[a]	3,020	46,236
H&R Block Inc.	4,020	91,455

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Harley-Davidson Inc.	2,780	$103,694
Harman International Industries Inc.	733	24,973
Hasbro Inc.	1,800	62,496
Home Depot Inc.	19,670	509,256
International Game Technology Inc.	3,590	61,676
Interpublic Group of Companies Inc. (The)[a]	5,455	42,276
J.C. Penney Co. Inc.	2,490	83,017
Johnson Controls Inc.	7,120	215,950
Jones Apparel Group Inc.	710	13,142
KB Home	920	18,106
Kohl’s Corp.[a]	3,530	162,662
Leggett & Platt Inc.	2,060	44,887
Lennar Corp. Class A	1,570	23,848
Limited Brands Inc.	3,390	58,715
Liz Claiborne Inc.	745	12,240
Lowe’s Companies Inc.	16,960	401,782
Macy’s Inc.	4,840	87,023
Marriott International Inc. Class A	3,560	92,880
Mattel Inc.	4,220	76,129
McDonald’s Corp.	13,230	816,291
McGraw-Hill Companies Inc. (The)	3,580	113,164
Meredith Corp.	85	2,383
New York Times Co. (The) Class Ab	1,050	15,004
Newell Rubbermaid Inc.	3,188	55,025
News Corp. Class A	26,180	313,898
Nike Inc. Class B	4,450	297,705
Nordstrom Inc.	1,940	55,911
Office Depot Inc.[a]	3,070	17,867
Omnicom Group Inc.	3,730	143,829
Polo Ralph Lauren Corp.	623	41,517
Pulte Homes Inc.	2,730	38,138
RadioShack Corp.	1,488	25,713
Scripps Networks Interactive Inc. Class A	1,085	39,396
Sears Holdings Corp.[a,b]	710	66,385
Sherwin-Williams Co. (The)	1,100	62,876
Snap-On Inc.	700	36,862
Stanley Works (The)	860	35,896
Staples Inc.	8,100	182,250
Starbucks Corp.[a]	8,660	128,774
Starwood Hotels & Resorts Worldwide Inc.	2,150	60,501

Security	Shares	Value
Target Corp.	8,970	$439,978
Tiffany & Co.	1,444	51,291
Time Warner Inc.	41,020	537,772
TJX Companies Inc. (The)	4,840	147,717
VF Corp.	977	75,532
Viacom Inc. Class Ba	7,240	179,842
Walt Disney Co. (The)	21,960	673,952
Washington Post Co. (The) Class B	60	33,406
Whirlpool Corp.	920	72,947
Wyndham Worldwide Corp.	2,100	32,991
Yum! Brands Inc.	5,680	185,225

		10,106,354

TOTAL COMMON STOCKS (Cost: $26,023,157)		20,467,768

PREFERRED STOCKS – 0.53%

GERMANY – 0.53%
Porsche Automobil Holding SE	1,030	109,667

		109,667

TOTAL PREFERRED STOCKS (Cost: $171,305)		109,667

SHORT-TERM INVESTMENTS – 1.42%

MONEY MARKET FUNDS – 1.42%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	2,412	2,412
BGI Cash Premier Fund LLC 2.67%[d,e,f]	290,768	290,768

		293,180

TOTAL SHORT-TERM INVESTMENTS (Cost: $293,180)		293,180

TOTAL INVESTMENTS IN SECURITIES – 101.02% (Cost: $26,487,642)		20,870,615
Other Assets, Less Liabilities – (1.02)%		(211,290)

NET ASSETS – 100.00%		$20,659,325

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2008

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 98.77%

AUSTRALIA – 2.43%
Foster’s Group Ltd.	192,054	$836,237
Wesfarmers Ltd.	79,098	1,776,938
Woolworths Ltd.	120,830	2,592,451

		5,205,626

BELGIUM – 0.84%
Delhaize Group	9,843	566,796
InBev	20,904	1,228,393

		1,795,189

CANADA – 0.72%
George Weston Ltd.	4,799	232,277
Loblaw Companies Ltd.	10,062	281,077
Shoppers Drug Mart Corp.	21,242	1,025,937

		1,539,291

CHILE – 0.05%
Distribucion y Servicio D&S SA ADR	4,730	104,722

		104,722

FRANCE – 4.92%
Carrefour SA	52,976	2,463,062
Casino Guichard-Perrachon SA	4,921	433,055
Groupe Danone	51,256	3,599,837
L’Oreal SA	25,026	2,434,329
Pernod Ricard SA	18,748	1,626,938

		10,557,221

GERMANY – 0.55%
Beiersdorf AG	10,062	633,326
METRO AG	11,094	553,671

		1,186,997

JAPAN – 4.77%
AEON Co. Ltd.	60,200	597,095
Ajinomoto Co. Inc.	70,000	658,692
Asahi Breweries Ltd.	39,000	675,929
Japan Tobacco Inc.	465	1,725,710
Kao Corp.	56,000	1,490,133
Kirin Holdings Co. Ltd.	82,000	1,063,571
Nippon Meat Packers Inc.	9,000	134,282
Nissin Food Products Co. Ltd.	400	14,167
Seven & I Holdings Co. Ltd.	77,400	2,183,516
Shiseido Co. Ltd.	36,000	795,177
Uni-Charm Corp.	5,400	412,000
Yakult Honsha Co. Ltd.	15,600	480,497

		10,230,769

Security	Shares	Value
MEXICO – 1.07%
Fomento Economico Mexicano SAB de CV BD Units	215,000	$813,632
Grupo Modelo SAB de CV Series C	70,200	297,350
Kimberly-Clark de Mexico SAB de CV Series A	54,600	234,354
Wal-Mart de Mexico SAB de CV Series Va	273,900	937,563

		2,282,899

NETHERLANDS – 3.31%
Heineken NV	24,180	962,722
Koninklijke Ahold NV	119,540	1,364,620
Unilever NV	170,882	4,766,984

		7,094,326

SOUTH KOREA – 0.50%
KT&G Corp. Class A GDR[b]	28,182	1,062,461

		1,062,461

SWEDEN – 0.20%
Swedish Match AB	25,352	436,304

		436,304

SWITZERLAND – 7.70%
Nestle SA Registered	384,076	16,510,558

		16,510,558

UNITED KINGDOM – 13.74%
Associated British Foods PLC	36,062	456,379
British American Tobacco PLC	141,258	4,620,261
Cadbury PLC	133,857	1,349,246
Diageo PLC	252,374	4,251,026
Imperial Tobacco Group PLC	101,394	3,247,713
J Sainsbury PLC	134,246	832,718
Reckitt Benckiser PLC	59,358	2,868,310
SABMiller PLC	84,796	1,641,431
Tate & Lyle PLC	44,694	303,523
Tesco PLC	783,030	5,409,779
Unilever PLC	128,085	3,474,804
Wm Morrison Supermarkets PLC	217,064	1,000,151

		29,455,341

UNITED STATES – 57.97%
Altria Group Inc.	207,168	4,110,213
Anheuser-Busch Companies Inc.	71,638	4,647,873
Archer-Daniels-Midland Co.	64,500	1,413,195
Avon Products Inc.	42,048	1,747,935
Brown-Forman Corp. Class B	8,346	599,326

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Campbell Soup Co.	21,460	$828,356
Clorox Co. (The)	13,846	868,006
Coca-Cola Co. (The)	198,230	10,482,402
Coca-Cola Enterprises Inc.	31,734	532,179
Colgate-Palmolive Co.	50,482	3,803,819
ConAgra Foods Inc.	46,268	900,375
Constellation Brands Inc. Class Ac	18,965	406,989
Costco Wholesale Corp.	43,430	2,819,910
CVS Caremark Corp.	143,104	4,816,881
Dean Foods Co.[c]	15,132	353,484
Estee Lauder Companies Inc. (The) Class A	11,085	553,252
General Mills Inc.	33,368	2,293,049
H.J. Heinz Co.	31,137	1,555,916
Hershey Co. (The)	16,770	663,086
Kellogg Co.	25,054	1,405,529
Kimberly-Clark Corp.	41,624	2,698,900
Kraft Foods Inc.	151,360	4,957,040
Kroger Co. (The)	65,520	1,800,490
Lorillard Inc.	17,230	1,225,914
McCormick & Co. Inc. NVS	12,581	483,739
Molson Coors Brewing Co. Class B	15,050	703,588
Pepsi Bottling Group Inc.	13,513	394,174
PepsiCo Inc.	156,600	11,160,882
Philip Morris International Inc.	207,088	9,960,933
Procter & Gamble Co. (The)	302,978	21,114,537
Reynolds American Inc.	17,010	827,026
Safeway Inc.	43,430	1,030,160
Sara Lee Corp.	69,739	880,804
SUPERVALU Inc.	21,586	468,416
Sysco Corp.	60,286	1,858,617
Tyson Foods Inc. Class A	29,928	357,340
UST Inc.	14,964	995,705
Walgreen Co.	98,556	3,051,294
Wal-Mart Stores Inc.	226,266	13,551,071
Whole Foods Market Inc.[a]	13,330	267,000
Wm. Wrigley Jr. Co.	21,216	1,684,550

		124,273,955

TOTAL COMMON STOCKS (Cost: $232,877,449)		211,735,659

Security	Shares	Value
PREFERRED STOCKS – 0.72%

BRAZIL – 0.41%
Companhia de Bebidas das Americas ADR	16,210	$885,228

		885,228

GERMANY – 0.31%
Henkel AG & Co. KGaA	18,060	655,763

		655,763

TOTAL PREFERRED STOCKS (Cost: $2,094,284)		1,540,991

SHORT-TERM INVESTMENTS – 0.27%

MONEY MARKET FUNDS – 0.27%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	105,723	105,723
BGI Cash Premier Fund LLC 2.67%[d,e,f]	485,062	485,062

		590,785

TOTAL SHORT-TERM INVESTMENTS (Cost: $590,785)		590,785

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $235,562,518)		213,867,435
Other Assets, Less Liabilities – 0.24%		509,249

NET ASSETS – 100.00%		$214,376,684

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 97.27%

ARGENTINA – 0.39%
Tenaris SA ADR	74,871	$2,791,940

		2,791,940

AUSTRALIA – 1.78%
Origin Energy Ltd.	264,603	3,362,461
Santos Ltd.	178,665	2,691,781
Woodside Petroleum Ltd.	134,224	5,399,670
WorleyParsons Ltd.	58,240	1,391,973

		12,845,885

AUSTRIA – 0.24%
OMV AG	42,244	1,740,385

		1,740,385

CANADA – 10.68%
Cameco Corp.	105,690	2,292,336
Canadian Natural Resources Ltd.	159,120	10,925,282
Canadian Oil Sands Trust	141,440	5,156,334
Enbridge Inc.	106,470	3,943,556
EnCana Corp.	217,593	13,908,597
Enerplus Resources Fund	45,110	1,648,772
Husky Energy Inc.	75,217	3,126,967
Imperial Oil Ltd.	76,830	3,293,747
Nexen Inc.	159,120	3,696,637
Penn West Energy Trust	106,990	2,546,950
Petro-Canada	144,560	4,813,228
Suncor Energy Inc.	269,490	11,152,709
Talisman Energy Inc.	307,970	4,350,742
TransCanada Corp.	166,400	5,973,935
Uranium One Inc.[a]	139,230	301,194

		77,130,986

CHINA – 1.66%
CNOOC Ltd.	4,810,000	5,482,558
PetroChina Co. Ltd. ADR	62,861	6,457,711

		11,940,269

FRANCE – 6.01%
Technip SA	32,322	1,787,441
Total SA	696,020	41,628,954

		43,416,395

ITALY – 2.91%
Eni SpA	721,240	18,843,470
Saipem SpA	73,710	2,164,953

		21,008,423

Security	Shares	Value
JAPAN – 0.41%
Nippon Oil Corp.	390,000	$1,928,602
TonenGeneral Sekiyu K.K.	130,000	1,056,751

		2,985,353

NORWAY – 1.17%
StatoilHydro ASA SP ADR	355,006	8,449,143

		8,449,143

SPAIN – 1.09%
Repsol YPF SA	138,202	4,057,222
Repsol YPF SA SP ADR	128,500	3,811,310

		7,868,532

UNITED KINGDOM – 15.90%
BG Group PLC	963,170	17,391,208
BP PLC	5,483,010	45,347,607
Royal Dutch Shell PLC Class A	1,032,330	29,772,439
Royal Dutch Shell PLC Class B	793,130	22,308,416

		114,819,670

UNITED STATES – 55.03%
Anadarko Petroleum Corp.	136,760	6,634,228
Apache Corp.	96,980	10,113,074
Baker Hughes Inc.	91,260	5,524,880
BJ Services Co.	85,930	1,643,841
Cameron International Corp.[a]	63,310	2,439,967
Chesapeake Energy Corp.	151,840	5,444,982
Chevron Corp.	600,990	49,569,655
ConocoPhillips	446,550	32,709,787
CONSOL Energy Inc.	54,470	2,499,628
Devon Energy Corp.	130,130	11,867,856
El Paso Corp.	212,030	2,705,503
ENSCO International Inc.	42,770	2,464,835
EOG Resources Inc.	72,150	6,454,539
Exxon Mobil Corp.	1,520,220	118,060,285
Halliburton Co.	256,620	8,311,922
Hess Corp.	82,550	6,775,704
Marathon Oil Corp.	209,170	8,339,608
Murphy Oil Corp.	55,770	3,577,088
Nabors Industries Ltd.[a]	82,680	2,060,386
National Oilwell Varco Inc.[a]	121,030	6,079,337
Noble Corp.	77,740	3,412,786
Noble Energy Inc.	51,090	2,840,093
Occidental Petroleum Corp.	236,860	16,686,787
Peabody Energy Corp.	85,755	3,858,975
Pioneer Natural Resources Co.	34,710	1,814,639
Range Resources Corp.	44,720	1,917,146

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Rowan Companies Inc.	33,133	$1,012,213
Schlumberger Ltd.	349,180	27,267,466
Smith International Inc.	61,620	3,613,397
Southwestern Energy Co.[a]	100,620	3,072,935
Spectra Energy Corp.	183,300	4,362,540
Sunoco Inc.	35,360	1,258,109
Tesoro Corp.	49,920	823,181
Transocean Inc.[a]	97,755	10,737,409
Valero Energy Corp.	157,690	4,778,007
Weatherford International Ltd.[a]	198,380	4,987,273
Williams Companies Inc. (The)	172,900	4,089,085
XTO Energy Inc.	160,290	7,456,691

		397,265,837

TOTAL COMMON STOCKS (Cost: $743,465,726)		702,262,818

PREFERRED STOCKS – 2.38%

BRAZIL – 2.38%
Petroleo Brasileiro SA SP ADR	458,640	17,162,309

		17,162,309

TOTAL PREFERRED STOCKS (Cost: $12,663,186)		17,162,309

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[b,c]	594,533	594,533

		594,533

TOTAL SHORT-TERM INVESTMENTS (Cost: $594,533)		594,533

TOTAL INVESTMENTS IN SECURITIES – 99.73% (Cost: $756,723,445)		720,019,660
Other Assets, Less Liabilities – 0.27%		1,968,392

NET ASSETS – 100.00%		$721,988,052

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 98.55%

AUSTRALIA – 5.53%
AMP Ltd.	121,000	$666,205
ASX Ltd.	10,100	240,201
Australia and New Zealand Banking Group Ltd.	118,700	1,755,573
AXA Asia Pacific Holdings Ltd.	52,100	206,715
Commonwealth Bank of Australia	80,538	2,707,579
Goodman Group[a]	96,800	185,545
GPT Group	142,100	196,155
Insurance Australia Group Ltd.	118,100	381,945
Lend Lease Corp. Ltd.	23,400	169,444
Macquarie Group Ltd.[a]	16,800	490,318
National Australia Bank Ltd.	101,800	1,948,074
QBE Insurance Group Ltd.	55,300	1,155,947
St. George Bank Ltd.	34,900	787,333
Stockland Corp. Ltd.	86,100	366,745
Suncorp-Metway Ltd.	61,900	454,089
Westfield Group	106,400	1,396,567
Westpac Banking Corp.	112,200	1,901,052

		15,009,487

AUSTRIA – 0.23%
Erste Group Bank AG	12,706	614,846

		614,846

BELGIUM – 1.06%
Dexia SAa	48,109	506,822
Fortis	138,700	837,747
Groupe Bruxelles Lambert SA	5,047	428,440
KBC Group NV	13,100	1,099,087

		2,872,096

BRAZIL – 0.27%
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	7,308	737,523

		737,523

CANADA – 6.59%
Bank of Montreal	31,000	1,339,776
Bank of Nova Scotia	59,100	2,668,172
Brookfield Asset Management Inc. Class A	31,200	841,919
Canadian Imperial Bank of Commerce	23,500	1,350,056

Security	Shares	Value
Manulife Financial Corp.	91,800	$3,305,215
National Bank of Canada	9,000	411,823
Royal Bank of Canada	79,700	3,785,600
Sun Life Financial Inc.	35,000	1,224,605
Toronto-Dominion Bank (The)	49,050	2,956,287

		17,883,453

CHILE – 0.10%
Banco de Chile ADR	2,540	101,600
Banco Santander Chile SA ADR	4,000	171,160

		272,760

CHINA – 1.73%
China Construction Bank Class H	2,100,000	1,363,153
China Life Insurance Co. Ltd. Class H	424,000	1,559,075
Industrial and Commercial Bank of China Class H	3,000,000	1,769,627

		4,691,855

DENMARK – 0.27%
Danske Bank A/S	31,000	728,049

		728,049

FINLAND – 0.17%
Sampo OYJ Class A	20,500	455,542

		455,542

FRANCE – 5.03%
AXA	108,300	3,482,870
BNP Paribas	54,600	5,067,932
Credit Agricole SA	52,516	988,841
Societe Generale	35,500	3,091,635
Unibail-Rodamco	5,100	1,018,107

		13,649,385

GERMANY – 3.62%
Allianz SE Registered	27,600	3,732,616
Commerzbank AG	42,300	617,934
Deutsche Bank AG Registered	34,592	2,406,888
Deutsche Boerse AG	12,100	1,085,551
Hypo Real Estate Holding AGa	11,400	66,454
Muenchener Rueckversicherungs- Gesellschaft AG Registered	12,800	1,909,605

		9,819,048

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
GREECE – 0.61%
National Bank of Greece SA ADR	200,900	$1,657,425
		1,657,425

HONG KONG – 1.60%
BOC Hong Kong (Holdings) Ltd.	200,000	350,319
Cheung Kong (Holdings) Ltd.	100,000	1,110,846
Hang Seng Bank Ltd.	40,000	743,398
Hong Kong Exchanges and Clearing Ltd.[a]	59,000	707,451
Sun Hung Kai Properties Ltd.	100,000	1,009,743
Swire Pacific Ltd. Class A	50,000	434,035
		4,355,792
IRELAND – 0.39%
Allied Irish Banks PLC	55,824	454,796
Anglo Irish Bank Corp. PLC	47,500	256,475
Bank of Ireland	61,100	339,005
		1,050,276
ITALY – 4.12%
Alleanza Assicurazioni SpA	26,013	235,860
Assicurazioni Generali SpA	72,300	2,374,384
Banca Monte dei Paschi di Siena SpA	221,989	542,561
Banca Popolare di Milano Scrl	29,600	246,555
Banco Popolare SpA	38,900	595,039
Intesa Sanpaolo SpA	552,800	2,985,606
Mediobanca SpA	26,300	350,767
Mediolanum SpA	24,821	111,480
UniCredito SpA	800,600	2,921,052
Unione di Banche Italiane ScpA	38,200	827,401
		11,190,705
JAPAN – 7.98%
Credit Saison Co. Ltd.	11,500	183,172
Daiwa House Industry Co. Ltd.	28,000	260,576
Daiwa Securities Group Inc.	100,000	695,144
Mitsubishi Estate Co. Ltd.	62,000	1,173,833
Mitsubishi UFJ Financial Group Inc.	600,000	5,046,861
Mitsui Fudosan Co. Ltd.	36,000	664,965
Mitsui Sumitomo Insurance Group Holdings Inc.	30,000	986,201
Mizuho Financial Group Inc.	700	2,914,331

Security	Shares	Value
Nipponkoa Insurance Co. Ltd.	16,000	$86,808
Nomura Holdings Inc.	130,000	1,623,699
ORIX Corp.	6,000	710,969
Promise Co. Ltd.	6,150	116,726
Shinsei Bank Ltd.	100,000	293,882
Sompo Japan Insurance Inc.	38,000	310,328
Sumitomo Mitsui Financial Group Inc.	500	2,967,080
Sumitomo Realty & Development Co. Ltd.	17,000	354,684
Sumitomo Trust and Banking Co. Ltd. (The)	100,000	631,093
T&D Holdings Inc.	15,000	771,441
Takefuji Corp.	9,000	113,936
Tokio Marine Holdings Inc.	50,000	1,761,409
		21,667,138
NETHERLANDS – 1.21%
Aegon NV	75,400	656,646
ING Groep NV	125,616	2,634,347
		3,290,993
NORWAY – 0.12%
DnB NOR ASA	44,327	332,885
		332,885
PORTUGAL – 0.23%
Banco Comercial Portugues SA Registered	250,600	401,990
Banco Espirito Santo SA Registered	19,550	237,537
		639,527
SINGAPORE – 1.05%
DBS Group Holdings Ltd.	100,000	1,173,673
Oversea-Chinese Banking Corp.	100,000	501,504
United Overseas Bank Ltd.	100,000	1,175,072
		2,850,249
SOUTH KOREA – 0.53%
KB Financial Group Inc. SP ADR[b]	31,300	1,430,097
		1,430,097
SPAIN – 4.03%
Banco Bilbao Vizcaya Argentaria SA	226,800	3,650,865
Banco Popular Espanol SAa	79,100	921,084
Banco Sabadell SA	73,900	565,730

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Banco Santander SA	377,700	$5,570,631
Bankinter SAa	18,000	221,485
		10,929,795
SWEDEN – 1.24%
Investor AB Class B	26,600	485,440
Nordea Bank AB	126,300	1,468,994
Skandinaviska Enskilda Banken AB Class A	31,900	479,226
Svenska Handelsbanken AB Class A	28,500	621,276
Swedbank AB Class A	24,900	313,359
		3,368,295
SWITZERLAND – 3.80%
Baloise Holding Registered	2,900	194,497
Credit Suisse Group AG Registered	60,500	2,692,486
Julius Baer Holding AG Registered	13,100	635,576
Swiss Life Holding AG Registered[b]	2,200	315,701
Swiss Reinsurance Co. Registered	21,800	1,180,165
UBS AG Registered[b]	178,547	2,939,556
Zurich Financial Services AG Registered	8,600	2,347,023
		10,305,004
UNITED KINGDOM – 10.95%
Alliance & Leicester PLC	28,700	136,971
Aviva PLC	159,000	1,360,366
Barclays PLC[c]	487,000	2,834,193
British Land Co. PLC	31,600	419,343
Friends Provident PLC	154,800	259,644
Hammerson PLC	18,900	327,114
HBOS PLC	317,652	693,027
HSBC Holdings PLC	727,400	11,681,953
Land Securities Group PLC	28,300	630,542
Legal & General Group PLC	343,400	612,093
Lloyds TSB Group PLC	340,400	1,374,280
London Stock Exchange Group PLC	14,800	227,662
Man Group PLC	105,800	635,054
Old Mutual PLC	335,900	461,018
Provident Financial PLC	7,100	107,761
Prudential PLC	150,000	1,356,890
Royal Bank of Scotland Group PLC	996,371	3,179,007
RSA Insurance Group PLC	192,700	511,782
Schroders PLC	8,400	151,672

Security	Shares	Value
SEGRO PLC	27,850	$206,880
Standard Chartered PLC	70,800	1,697,356
Standard Life PLC	129,700	554,841
3i Group PLC	22,800	287,730
		29,707,179
UNITED STATES – 36.09%
Aflac Inc.	29,300	1,721,375
Allstate Corp. (The)	32,900	1,517,348
American Capital Ltd.[a]	11,900	303,569
American Express Co.	67,719	2,399,284
American International Group Inc.	163,800	545,454
Ameriprise Financial Inc.	13,000	496,600
Aon Corp.	17,400	782,304
Apartment Investment and Management Co. Class A	6,259	219,190
Assurant Inc.	6,300	346,500
AvalonBay Communities Inc.[a]	4,800	472,416
Bank of America Corp.	276,800	9,688,000
Bank of New York Mellon Corp. (The)	68,600	2,234,988
BB&T Corp.	33,100	1,251,180
Boston Properties Inc.	7,200	674,352
Capital One Financial Corp.	22,900	1,167,900
CB Richard Ellis Group Inc. Class Ab	11,600	155,092
Charles Schwab Corp. (The)	56,900	1,479,400
Chubb Corp.	21,300	1,169,370
Cincinnati Financial Corp.	10,700	304,308
CIT Group Inc.	19,100	132,936
Citigroup Inc.	328,600	6,739,586
CME Group Inc.	4,100	1,523,191
Comerica Inc.	9,300	304,947
Developers Diversified Realty Corp.	7,600	240,844
Discover Financial Services LLC	30,100	415,982
E*TRADE Financial Corp.[a,b]	31,900	89,320
Equity Residential	16,392	727,969
Federated Investors Inc. Class B	4,300	124,055
Fifth Third Bancorp	36,200	430,780
First Horizon National Corp.	12,677	118,657
Franklin Resources Inc.	9,300	819,609
General Growth Properties Inc.	16,600	250,660
Genworth Financial Inc. Class A	27,300	235,053
Goldman Sachs Group Inc. (The)	26,300	3,366,400

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	18,700	$766,513
HCP Inc.	14,300	573,859
Host Hotels & Resorts Inc.	31,000	411,990
Hudson City Bancorp Inc.	31,600	583,020
Huntington Bancshares Inc.	23,400	186,966
IntercontinentalExchange Inc.[b]	4,800	387,264
Invesco Ltd.	23,421	491,373
Janus Capital Group Inc.	9,600	233,088
JPMorgan Chase & Co.	221,600	10,348,720
KeyCorp	30,000	358,200
Kimco Realty Corp.	14,600	539,324
Legg Mason Inc.	8,700	331,122
Leucadia National Corp.	10,700	486,208
Lincoln National Corp.	16,200	693,522
Loews Corp.	22,500	888,525
M&T Bank Corp.[a]	4,300	383,775
Marsh & McLennan Companies Inc.	32,000	1,016,320
Marshall & Ilsley Corp.	16,400	330,460
MBIA Inc.[a]	13,800	164,220
Merrill Lynch & Co. Inc.	93,600	2,368,080
MetLife Inc.	42,900	2,402,400
MGIC Investment Corp.	7,721	54,279
Moody’s Corp.	12,900	438,600
Morgan Stanley	66,600	1,531,800
National City Corp.[a]	49,500	86,625
Northern Trust Corp.	13,100	945,820
NYSE Euronext Inc.	16,400	642,552
Plum Creek Timber Co. Inc.	10,400	518,544
PNC Financial Services Group Inc. (The)	20,500	1,531,350
Principal Financial Group Inc.	15,689	682,315
Progressive Corp. (The)	42,700	742,980
ProLogis	16,600	685,082
Prudential Financial Inc.	26,500	1,908,000
Public Storage	7,700	762,377
Regions Financial Corp.	42,300	406,080
Simon Property Group Inc.	13,700	1,328,900
SLM Corp.[b]	29,100	359,094
Sovereign Bancorp Inc.	31,900	126,005
State Street Corp.	25,800	1,467,504
SunTrust Banks Inc.	21,700	976,283

Security	Shares	Value
T. Rowe Price Group Inc.	15,500	$832,505
Torchmark Corp.	4,800	287,040
Travelers Companies Inc. (The)	35,900	1,622,680
U.S. Bancorp	103,900	3,742,478
Unum Group	22,000	552,200
Vornado Realty Trust	8,200	745,790
Wachovia Corp.	133,500	467,250
Wells Fargo & Co.	200,100	7,509,753
XL Capital Ltd. Class A	18,000	322,920
Zions Bancorporation[a]	7,300	282,510
		97,952,884

TOTAL COMMON STOCKS
(Cost: $359,868,037)		267,462,288

PREFERRED STOCKS – 1.06%

BRAZIL – 1.06%
Banco Bradesco SA SP ADR	93,700	1,508,570
Banco Itau Holding Financiera SA ADR	78,108	1,366,890
		2,875,460

TOTAL PREFERRED STOCKS
(Cost: $2,618,172)		2,875,460

SHORT-TERM INVESTMENTS – 1.42%

MONEY MARKET FUNDS – 1.42%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	210,031	210,031
BGI Cash Premier Fund LLC 2.67%[c,d,e]	3,642,923	3,642,923
		3,852,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,852,954)		3,852,954

TOTAL INVESTMENTS IN SECURITIES – 101.03%
(Cost: $366,339,163)		274,190,702

Other Assets, Less Liabilities – (1.03)%		(2,788,097)

NET ASSETS – 100.00%		$271,402,605

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2008

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.72%

AUSTRALIA – 0.83%
CSL Ltd.	189,880	$5,586,695
		5,586,695
BELGIUM – 0.23%
AGFA-Gevaert NVa	46,364	290,458
UCB SA	35,108	1,227,437
		1,517,895
CANADA – 0.12%
Biovail Corp.	41,272	392,069
MDS Inc.[a]	33,232	397,271
		789,340
DENMARK – 1.20%
Novo Nordisk A/S Class B	158,388	8,080,716
		8,080,716
FRANCE – 3.73%
Essilor International SA	67,536	3,330,691
Sanofi-Aventis	334,196	21,851,893
		25,182,584
GERMANY – 3.46%
Bayer AG	247,632	18,017,920
Fresenius Medical Care AG & Co. KGaA	59,764	3,078,355
Merck KGaA	21,440	2,270,724
		23,366,999
IRELAND – 0.23%
Elan Corp. PLC[a]	152,224	1,571,588
		1,571,588
JAPAN – 4.27%
Astellas Pharma Inc.	139,535	5,743,587
Daiichi Sankyo Co. Ltd.	214,493	5,444,908
Eisai Co. Ltd.	80,500	3,101,257
Taisho Pharmaceutical Co. Ltd.	59,000	1,153,158
Takeda Pharmaceutical Co. Ltd.	214,400	10,602,364
Terumo Corp.	53,600	2,751,566
		28,796,840
SWITZERLAND – 12.41%
Nobel Biocare Holding AG Registered	40,736	1,346,422
Novartis AG Registered	855,188	44,656,640
Roche Holding AG Bearer	15,886	2,480,837

Security	Shares	Value
Roche Holding AG Genusschein[b]	226,996	$35,327,360
		83,811,259
UNITED KINGDOM – 9.34%
AstraZeneca PLC	470,340	20,623,595
GlaxoSmithKline PLC	1,697,244	36,635,809
Shire Ltd.	179,828	2,831,922
Smith & Nephew PLC	284,025	2,991,999
		63,083,325
UNITED STATES – 63.90%
Abbott Laboratories	499,016	28,733,341
Aetna Inc.	153,028	5,525,841
Allergan Inc.	99,160	5,106,740
AmerisourceBergen Corp.	52,796	1,987,769
Amgen Inc.[a]	342,772	20,316,096
Applied Biosystems Inc.	54,136	1,854,158
Barr Pharmaceuticals Inc.[a]	34,840	2,275,052
Baxter International Inc.	202,608	13,297,163
Becton, Dickinson and Co.	78,697	6,316,221
Biogen Idec Inc.[a]	94,068	4,730,680
Boston Scientific Corp.[a]	483,740	5,935,490
Bristol-Myers Squibb Co.	639,984	13,343,666
C.R. Bard Inc.	32,428	3,076,444
Cardinal Health Inc.	116,312	5,731,855
Celgene Corp.[a]	147,132	9,310,513
CIGNA Corp.	88,440	3,005,191
Coventry Health Care Inc.[a]	48,508	1,578,935
Covidien Ltd.	162,676	8,745,462
DaVita Inc.[a]	33,768	1,925,114
Eli Lilly and Co.	322,672	14,207,248
Express Scripts Inc.[a]	79,596	5,875,777
Forest Laboratories Inc.[a]	98,356	2,781,508
Genzyme Corp.[a]	87,100	7,045,519
Gilead Sciences Inc.[a]	297,748	13,571,354
Hospira Inc.[a]	51,292	1,959,354
Humana Inc.[a]	54,136	2,230,403
IMS Health Inc.	59,228	1,120,002
Intuitive Surgical Inc.[a]	12,596	3,035,384
Johnson & Johnson	906,912	62,830,862
King Pharmaceuticals Inc.[a]	80,936	775,367
Laboratory Corp. of America Holdings[a]	36,261	2,520,140
McKesson Corp.	89,512	4,816,641

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Medco Health Solutions Inc.[a]	164,016	$7,380,720
Medtronic Inc.	364,212	18,247,021
Merck & Co. Inc.	692,512	21,855,679
Millipore Corp.[a]	17,688	1,216,934
Mylan Inc.[a,b]	98,624	1,126,286
Patterson Companies Inc.[a]	30,284	920,936
PerkinElmer Inc.	38,988	973,530
Pfizer Inc.	2,184,468	40,281,590
Quest Diagnostics Inc.	50,920	2,631,036
Schering-Plough Corp.	526,352	9,721,721
St. Jude Medical Inc.[a]	109,280	4,752,587
Stryker Corp.	79,596	4,958,831
Tenet Healthcare Corp.[a]	135,072	749,650
Thermo Fisher Scientific Inc.[a]	135,072	7,428,960
UnitedHealth Group Inc.	395,836	10,050,276
Varian Medical Systems Inc.[a]	40,468	2,311,937
Waters Corp.[a]	32,160	1,871,069
Watson Pharmaceuticals Inc.[a]	34,095	971,708
WellPoint Inc.[a]	165,624	7,746,235
Wyeth	430,676	15,909,171
Zimmer Holdings Inc.[a]	73,432	4,740,770
		431,411,937

TOTAL COMMON STOCKS
(Cost: $747,560,831)		673,199,178

SHORT-TERM INVESTMENTS – 1.50%

MONEY MARKET FUNDS – 1.50%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	296,221	296,221
BGI Cash Premier Fund LLC 2.67%[c,d,e]	9,865,542	9,865,542
		10,161,763

TOTAL SHORT-TERM INVESTMENT
(Cost: $10,161,763)		10,161,763

TOTAL INVESTMENTS IN SECURITIES – 101.22%
(Cost: $757,722,594)		683,360,941

Other Assets, Less Liabilities – (1.22)%		(8,250,694)

NET ASSETS – 100.00%		$675,110,247

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRALIA – 1.67%
Brambles Ltd.	71,865	$436,491
Leighton Holdings Ltd.	7,400	219,184
Macquarie Airports	80,865	172,223
Macquarie Infrastructure Group	118,530	215,977
Qantas Airways Ltd.	97,875	241,648
Toll Holdings Ltd.	32,805	179,584
Transurban Group	59,985	264,024
		1,729,131
BRAZIL – 0.17%
Empresa Brasileira de Aeronautica SA ADR	6,570	177,456
		177,456
CANADA – 2.05%
Bombardier Inc. Class B	70,650	384,083
Canadian National Railway Co.	22,725	1,085,380
Canadian Pacific Railway Ltd.	7,465	400,703
Groupe Aeroplan Inc.	94	1,166
Jazz Air Income Fund[a]	133	656
SNC-Lavalin Group Inc.	6,750	244,300
		2,116,288
CHINA – 0.32%
China Communications Construction Co. Ltd. Class H	225,000	192,418
China COSCO Holdings Co. Ltd. Class H	157,500	139,358
		331,776
DENMARK – 1.14%
A.P. Moller - Maersk A/S Class B	48	410,256
Vestas Wind Systems A/Sb	9,045	767,969
		1,178,225
FINLAND – 0.43%
Kone OYJ Class B	10,530	281,028
Metso OYJ	6,885	165,084
		446,112
FRANCE – 5.52%
Air France-KLM	6,795	152,666
ALSTOM	10,080	747,093

Security	Shares	Value
Bouygues SA	10,878	$485,133
Compagnie de Saint-Gobain	13,635	692,264
European Aeronautic Defence and Space Co.	19,036	320,867
Safran SA	9,180	158,605
Schneider Electric SA	12,061	1,020,640
Suez Environnement SAb	12,893	316,747
Thales SA	4,230	210,513
Vallourec SA	2,610	553,807
Vinci SA	22,680	1,050,659
		5,708,994
GERMANY – 5.38%
Deutsche Lufthansa AG Registered	10,215	198,009
Deutsche Post AG Registered	40,185	834,270
Hochtief AG	2,303	108,272
MAN AG	5,172	343,627
Siemens AG Registered	44,100	4,072,888
		5,557,066
HONG KONG – 0.70%
Hutchison Whampoa Ltd.	95,000	719,442
		719,442
ITALY – 0.57%
Atlantia SpA	13,504	274,473
Finmeccanica SpA	14,490	310,186
		584,659
JAPAN – 14.91%
All Nippon Airways Co. Ltd.[c]	90,000	317,901
Asahi Glass Co. Ltd.	45,000	388,264
Central Japan Railway Co.	90	843,498
Dai Nippon Printing Co. Ltd.	8,000	106,928
Daikin Industries Ltd.	13,500	441,247
East Japan Railway Co.	180	1,332,643
Fanuc Ltd.	9,000	656,148
Fujikura Ltd.	30,000	113,314
Furukawa Electric Co. Ltd. (The)	45,000	192,436
ITOCHU Corp.	90,000	527,292
Japan Airlines Corp.[b,c]	90,000	183,111
JS Group Corp.	9,000	111,901
Kajima Corp.	45,000	132,671
Kawasaki Heavy Industries Ltd.	90,000	184,807
Kintetsu Corp.	45,000	155,984

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Komatsu Ltd.	45,000	$709,980
Kubota Corp.	46,000	280,771
Marubeni Corp.	90,000	396,741
Matsushita Electric Works Ltd.	3,000	25,997
Mitsubishi Corp.	68,100	1,382,334
Mitsubishi Electric Corp.	90,000	585,786
Mitsubishi Heavy Industries Ltd.	180,000	756,181
Mitsui & Co. Ltd.	90,000	1,083,408
Mitsui O.S.K. Lines Ltd.	52,000	432,986
NGK Insulators Ltd.	12,000	142,420
Nippon Express Co. Ltd.	45,000	196,675
Nippon Yusen Kabushiki Kaisha	46,000	289,436
NSK Ltd.	17,000	95,276
Obayashi Corp.	45,000	221,683
Odakyu Electric Railway Co. Ltd.	45,000	330,617
Secom Co. Ltd.	9,000	368,766
Shimizu Corp.	45,000	208,967
SMC Corp.	4,500	459,897
Sumitomo Corp.	54,000	488,805
Sumitomo Electric Industries Ltd.	36,000	384,194
Taisei Corp.	45,000	115,292
Tokyu Corp.	45,000	211,087
Toppan Printing Co. Ltd.	8,000	61,640
TOTO Ltd.[c]	7,000	50,704
West Japan Railway Co.	90	383,177
Yamato Holdings Co. Ltd.	6,000	66,463
		15,417,428
MEXICO – 0.24%
Alfa SAB de CV Series A	22,500	100,711
Grupo Carso SA de CV Series A1	40,500	151,349
		252,060
NETHERLANDS – 1.89%
Koninklijke Philips Electronics NV	49,635	1,330,602
Randstad Holding NV	5,445	141,150
TNT NV	17,775	486,869
		1,958,621
NORWAY – 0.45%
Orkla ASA	37,485	335,395
Renewable Energy Corp. ASA[b]	7,281	129,923
		465,318

Security	Shares	Value
PORTUGAL – 0.12%
BRISA – Auto-estradas de Portugal SA	12,337	$121,304

		121,304
SINGAPORE – 0.76%
Keppel Corp. Ltd.	60,000	329,440
Singapore Airlines Ltd.	45,667	454,211
		783,651
SPAIN – 1.02%
Abertis Infraestructuras SA	16,878	327,640
Actividades de Construcciones y Servicios SA	11,340	453,491
Grupo Ferrovial SA	3,555	160,991
Sacyr Vallehermoso SAc	6,750	109,889
		1,052,011
SWEDEN – 2.59%
Assa Abloy AB Class B	15,840	187,415
Atlas Copco AB Class A	30,645	340,610
Sandvik AB	52,380	540,871
Scania AB Class B	19,125	229,711
Securitas AB Class B	14,850	163,456
Skanska AB Class B	18,270	203,066
SKF AB Class B	21,420	267,260
Volvo AB Class A	28,530	236,292
Volvo AB Class B	57,850	510,240
		2,678,921
SWITZERLAND – 2.34%
ABB Ltd. Registered[b]	112,185	2,113,130
Adecco SA Registered	7,110	305,896
		2,419,026
UNITED KINGDOM – 4.49%
BAE Systems PLC	166,860	1,225,369
BBA Aviation PLC	25,875	52,463
British Airways PLC	27,945	83,781
Bunzl PLC	19,890	232,926
Capita Group PLC	27,180	338,160
Cobham PLC	50,850	172,121
Cookson Group PLC	10,800	89,707
Experian PLC	48,600	318,354

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
FirstGroup PLC	21,330	$202,455
G4S PLC	57,105	206,118
Hays PLC	75,600	107,803
IMI PLC	18,585	123,646
Invensys PLC[b]	40,635	148,662
Rentokil Initial PLC	100,485	123,586
Rolls-Royce Group PLC[b]	87,840	526,859
Smiths Group PLC	16,650	300,339
Tomkins PLC	51,525	141,205
Wolseley PLC	34,127	253,508
		4,647,062
UNITED STATES – 52.76%
Allied Waste Industries Inc.[b]	15,930	176,982
Avery Dennison Corp.	4,860	216,173
Boeing Co. (The)	36,135	2,072,342
Burlington Northern Santa Fe Corp.	13,725	1,268,602
C.H. Robinson Worldwide Inc.	8,370	426,535
Caterpillar Inc.	29,811	1,776,736
Cintas Corp.	6,300	180,873
Cooper Industries Ltd.	9,320	372,334
CSX Corp.	19,125	1,043,651
Cummins Inc.	10,125	442,665
Danaher Corp.	12,195	846,333
Deere & Co.	20,925	1,035,788
Dover Corp.	9,855	399,620
Eaton Corp.	8,068	453,260
Emerson Electric Co.	38,475	1,569,395
Equifax Inc.	6,276	216,208
Expeditors International Washington Inc.	10,170	354,323
Fastenal Co.[c]	6,527	322,369
FedEx Corp.	14,805	1,170,187
Fluor Corp.	8,460	471,222
General Dynamics Corp.	18,135	1,335,099
General Electric Co.	478,215	12,194,483
Goodrich Corp.	6,030	250,848
Honeywell International Inc.	35,415	1,471,493
Illinois Tool Works Inc.	20,070	892,112
Ingersoll-Rand Co. Ltd. Class A	15,129	471,571
ITT Industries Inc.	9,000	500,490

Security	Shares	Value
Jacobs Engineering Group Inc.[b]	5,895	$320,157
L-3 Communications Holdings Inc.	5,985	588,445
Lockheed Martin Corp.	15,975	1,751,978
Manitowoc Co. Inc. (The)	6,840	106,362
Masco Corp.	16,830	301,930
Monster Worldwide Inc.[b]	6,255	93,262
Norfolk Southern Corp.	17,976	1,190,191
Northrop Grumman Corp.	15,390	931,711
PACCAR Inc.	18,479	705,713
Pall Corp.	6,435	221,300
Parker Hannifin Corp.	8,505	450,765
Pitney Bowes Inc.	7,605	252,942
Precision Castparts Corp.	6,615	521,130
R.R. Donnelley & Sons Co.	10,440	256,093
Raytheon Co.	20,340	1,088,393
Robert Half International Inc.	7,861	194,560
Rockwell Automation Inc.	7,920	295,733
Rockwell Collins Inc.	7,965	383,037
Ryder System Inc.	2,541	157,542
Southwest Airlines Co.	34,560	501,466
Terex Corp.[b]	5,177	158,002
Textron Inc.	12,195	357,070
3M Co.	33,975	2,320,832
Tyco International Ltd.	23,535	824,196
Union Pacific Corp.	24,390	1,735,592
United Parcel Service Inc. Class B	48,735	3,064,944
United Technologies Corp.	46,260	2,778,376
W.W. Grainger Inc.	3,672	319,354
Waste Management Inc.	23,580	742,534
		54,545,304

TOTAL COMMON STOCKS
(Cost: $149,441,754)		102,889,855

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	10,207	$10,207
BGI Cash Premier Fund LLC 2.67%[d,e,f]	619,481	619,481
		629,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $629,688)		629,688

TOTAL INVESTMENTS IN SECURITIES – 100.13%
(Cost: $150,071,442)		103,519,543

Other Assets, Less Liabilities – (0.13)%		(136,847)

NET ASSETS – 100.00%		$103,382,696

ADR – American Depositary Receipts

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.00%

AUSTRALIA – 8.59%
ConnectEast Group	1,358,289	$873,206
Macquarie Airports	1,518,845	3,234,775
Macquarie Infrastructure Group	2,050,656	3,736,558
Transurban Group	1,087,566	4,786,926
		12,631,465
AUSTRIA – 0.48%
Flughafen Wien AG	11,357	709,253
		709,253
BELGIUM – 0.17%
Euronav SA	9,225	252,161
		252,161
BRAZIL – 0.19%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	6,314	179,002
CPFL Energia SA ADR	1,927	107,642
		286,644
CANADA – 8.05%
Enbridge Inc.	123,615	4,578,592
Pembina Pipeline Income Fund	22,229	336,822
TransCanada Corp.	192,864	6,924,021
		11,839,435
CHILE – 0.25%
Enersis SA SP ADR	22,140	361,325
		361,325
CHINA – 5.21%
Beijing Capital International Airport Co. Ltd. Class H	1,148,000	931,488
China Merchants Holdings (International) Co. Ltd.	984,000	3,092,287
COSCO Pacific Ltd.	1,230,000	1,387,727
Dalian Port (PDA) Co. Ltd. Class Ha	1,312,000	456,239
Guangdong Investment Ltd.	164,000	38,020
Huaneng Power International Inc. SP ADR	6,232	165,896
Jiangsu Expressway Co. Ltd. Class H	1,066,000	788,069

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class Ha	1,394,000	$811,514

		7,671,240
DENMARK – 0.19%
Dampskibsselskabet TORM A/S	11,521	272,203
		272,203
FINLAND – 0.89%
Fortum OYJ	39,442	1,306,384
		1,306,384
FRANCE – 8.77%
Aeroports de Paris	24,149	1,965,377
Electricite de France	21,156	1,513,624
GDF SUEZ	125,337	6,425,993
Societe des Autoroutes Paris-Rhin-Rhone	18,860	1,631,889
Veolia Environnement	33,825	1,371,442
		12,908,325
GERMANY – 10.07%
E.ON AG	144,566	7,225,040
Fraport AG	42,968	2,534,910
Hamburger Hafen und Logistik AG	20,705	1,221,498
RWE AG	40,426	3,832,946
		14,814,394
ITALY – 6.08%
Atlantia SpA	297,537	6,047,524
Enel SpA	349,607	2,892,435
		8,939,959
JAPAN – 5.43%
Japan Airport Terminal Co. Ltd.	77,900	774,854
Kamigumi Co. Ltd.	246,000	1,816,644
Kansai Electric Power Co. Inc. (The)	61,500	1,361,324
Mitsubishi Logistics Corp.	123,000	1,528,159
Tokyo Electric Power Co. Inc. (The)	102,500	2,500,589
		7,981,570
MEXICO – 1.24%
Grupo Aeroportuario del Pacifico SA de CV ADR	32,964	842,560
Grupo Aeroportuario del Sureste SA de CV Series B ADR	19,844	985,453
		1,828,013

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2008

Security	Shares	Value
NETHERLANDS – 1.79%
Royal Vopak NV	33,551	$1,560,860
Smit Internationale NV	12,557	1,075,930
		2,636,790
NEW ZEALAND – 0.79%
Auckland International Airport Ltd.	894,743	1,165,318
		1,165,318
NORWAY – 0.58%
Frontline Ltd.	18,327	849,348
		849,348
PORTUGAL – 2.01%
BRISA - Auto-estradas de Portugal SA	300,038	2,950,139
		2,950,139
SOUTH KOREA – 0.38%
Korea Electric Power Corp. SP ADR	44,854	555,741
		555,741
SPAIN – 8.55%
Abertis Infraestructuras SA	308,689	5,992,351
Cintra Concesiones de Infraestructuras de Transporte SAa	175,357	2,032,100
Iberdrola SA	453,501	4,548,253
		12,572,704
SWITZERLAND – 0.82%
Flughafen Zurich AG Registered	3,772	1,211,918
		1,211,918
UNITED KINGDOM – 4.75%
BBA Aviation PLC	387,122	784,904
Centrica PLC	281,629	1,576,247
Forth Ports PLC	29,110	739,391
National Grid PLC	194,299	2,472,784
Scottish & Southern Energy PLC	55,883	1,421,415
		6,994,741
UNITED STATES – 23.72%
American Electric Power Co. Inc.	33,579	1,243,430
Crosstex Energy Inc.	14,842	370,605
Dominion Resources Inc.	46,248	1,978,489
Duke Energy Corp.	97,990	1,707,966
El Paso Corp.	271,625	3,465,935

Security	Shares	Value
Entergy Corp.	17,302	$1,540,051
Exelon Corp.	58,302	3,650,871
FirstEnergy Corp.	26,281	1,760,564
FPL Group Inc.	36,121	1,816,886
General Maritime Corp.	11,029	214,845
Kinder Morgan Inc.[b]	193,685	19
Nordic American Tanker Shipping Ltd.	11,275	361,476
PPL Corp.	35,137	1,300,772
Public Service Enterprise Group Inc.	47,560	1,559,492
Ship Finance International Ltd.	16,236	350,048
Southern Co. (The)	60,393	2,276,212
Spectra Energy Corp.	217,751	5,182,474
Teekay Corp.	16,236	428,306
Tsakos Energy Navigation Ltd.	8,897	263,885
Williams Companies Inc. (The)	229,436	5,426,161
		34,898,487

TOTAL COMMON STOCKS
(Cost: $179,405,423)		145,637,557

PREFERRED STOCKS – 0.34%

BRAZIL – 0.34%
Companhia Energetica de Minas Gerais SP ADR	25,379	500,982

		500,982

TOTAL PREFERRED STOCKS
(Cost: $537,953)		500,982

SHORT-TERM INVESTMENTS – 0.84%

MONEY MARKET FUNDS – 0.84%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	147,833	147,833
BGI Cash Premier Fund LLC 2.67%[c,d,e]	1,091,900	1,091,900
		1,239,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,239,733)		1,239,733

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2008

Value

TOTAL INVESTMENTS IN SECURITIES – 100.18%
(Cost: $181,183,109)	$147,378,272

Other Assets, Less Liabilities – (0.18)%	(270,850)

NET ASSETS – 100.00%	$147,107,422

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 96.11%

AUSTRALIA – 10.60%
Alumina Ltd.	317,016	$767,691
Amcor Ltd.	206,127	878,002
BHP Billiton Ltd.	704,961	17,238,270
BlueScope Steel Ltd.	149,517	863,314
Fortescue Metals Group Ltd.[a]	271,395	997,596
Incitec Pivot Ltd.	246,198	984,599
Lihir Gold Ltd.[a]	472,638	1,043,887
Newcrest Mining Ltd.	95,793	2,087,765
OneSteel Ltd.	125,874	456,731
Orica Ltd.	84,039	1,388,775
OZ Minerals Ltd.	718,947	910,204
Rio Tinto Ltd.	59,829	3,987,818
		31,604,652
AUSTRIA – 0.24%
voestalpine AG	23,014	703,104
		703,104
BELGIUM – 0.83%
Solvay SA	14,208	1,722,312
Umicore	24,975	757,226
		2,479,538
BRAZIL – 2.76%
Companhia Siderurgica Nacional SP ADR[b]	93,018	1,977,563
Companhia Vale do Rio Doce ADR	327,339	6,268,542
		8,246,105
CANADA – 11.06%
Agnico-Eagle Mines Ltd.	29,415	1,607,422
Agrium Inc.	32,856	1,838,725
Barrick Gold Corp.	182,111	6,675,005
First Quantum Minerals Ltd.	13,764	517,833
Fording Canadian Coal Trust	25,414	2,086,042
Goldcorp Inc.	147,820	4,653,438
Inmet Mining Corp.	9,435	439,803
Kinross Gold Corp.	136,974	2,201,736
Lundin Mining Corp.[a]	82,917	246,443
NOVA Chemicals Corp.	24,443	537,737
Potash Corp. of Saskatchewan Inc.	64,380	8,354,504
Teck Cominco Ltd. Class B	91,686	2,606,049
Yamana Gold Inc.	147,075	1,210,408
		32,975,145

Security	Shares	Value
CHILE – 0.28%
Sociedad Quimica y Minera de Chile SA SP ADR	33,594	$846,905

		846,905
DENMARK – 0.31%
Novozymes A/S Class B	10,434	913,402
		913,402
FINLAND – 0.94%
Stora Enso OYJ Class R	131,515	1,261,723
UPM-Kymmene OYJ	100,566	1,545,385
		2,807,108
FRANCE – 2.99%
Lafarge SA	28,749	2,979,809
L’Air Liquide SA	54,509	5,927,362
		8,907,171
GERMANY – 5.23%
ALTANA AG	26,973	396,305
BASF SE	199,023	9,435,071
Linde AG	27,350	2,899,729
Salzgitter AG	8,214	816,414
ThyssenKrupp AG	69,153	2,042,765
		15,590,284
IRELAND – 0.80%
CRH PLC	113,109	2,383,178
		2,383,178
JAPAN – 8.67%
Asahi Kasei Corp.	222,000	917,986
JFE Holdings Inc.	111,000	3,324,825
JSR Corp.	46,900	606,102
Kobe Steel Ltd.	444,000	865,709
Kuraray Co. Ltd.	68,500	665,224
Mitsubishi Chemical Holdings Corp.	222,000	1,156,370
Mitsubishi Materials Corp.	222,000	681,694
Mitsui Chemicals Inc.	148,000	638,478
Mitsui Mining & Smelting Co. Ltd.	111,000	254,067
Nippon Paper Group Inc.	229	660,048
Nippon Steel Corp.	1,110,000	4,046,249
Nitto Denko Corp.	34,000	843,875
Oji Paper Co. Ltd.	139,000	689,992
Shin-Etsu Chemical Co. Ltd.	77,700	3,578,891
Sumitomo Chemical Co. Ltd.	333,000	1,427,165

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
Sumitomo Metal Industries Ltd.	666,000	$1,988,621
Sumitomo Metal Mining Co. Ltd.	118,000	1,157,048
Teijin Ltd.	224,000	658,296
Toray Industries Inc.	255,000	1,169,736
Toyo Seikan Kaisha Ltd.	34,500	519,295
		25,849,671
MEXICO – 1.09%
Cemex SAB de CV Series CPO[a]	1,909,249	3,258,134
		3,258,134
NETHERLANDS – 4.43%
Akzo Nobel NV	57,276	2,704,419
ArcelorMittal[b]	172,494	8,510,566
Koninklijke DSM NV	42,624	1,997,024
		13,212,009
NORWAY – 0.76%
Norsk Hydro ASA	142,746	935,576
Yara International ASA	38,739	1,330,111
		2,265,687
PORTUGAL – 0.18%
CIMPOR – Cimentos de Portugal SGPS SA	83,052	524,149
		524,149
SOUTH KOREA – 1.83%
POSCO ADR	58,386	5,451,501
		5,451,501
SPAIN – 0.14%
Acerinox SA	22,991	405,616
		405,616
SWEDEN – 0.82%
Boliden AB	70,707	287,989
Holmen AB Class B	12,210	388,745
SSAB Svenskt Stal AB Class A	32,856	506,546
Svenska Cellulosa AB Class B	123,321	1,277,823
		2,461,103
SWITZERLAND – 3.26%
Ciba Holding AG Registered	14,652	620,709
Clariant AG Registered[a]	60,051	574,133
Givaudan SA Registered	1,332	1,105,397
Holcim Ltd. Registered	43,290	3,127,304
Syngenta AG Registered	20,323	4,299,323
		9,726,866

Security	Shares	Value
TAIWAN – 1.46%
China Steel Corp. SP GDR[b]	223,899	$4,366,030

		4,366,030
UNITED KINGDOM – 12.85%
Anglo American PLC	278,166	9,197,405
BHP Billiton PLC	463,314	10,397,250
Johnson Matthey PLC	43,401	1,044,362
Lonmin PLC	29,415	1,192,276
Rexam PLC	146,631	1,027,154
Rio Tinto PLC	183,594	11,358,748
Xstrata PLC	134,421	4,111,514
		38,328,709
UNITED STATES – 24.58%
Air Products and Chemicals Inc.	44,663	3,058,969
AK Steel Holding Corp.	22,644	586,932
Alcoa Inc.	170,607	3,852,306
Allegheny Technologies Inc.	21,423	633,050
Ashland Inc.	14,327	418,921
Ball Corp.	22,422	885,445
Bemis Co. Inc.	19,869	520,766
CF Industries Holdings Inc.	11,361	1,039,077
Dow Chemical Co. (The)	204,129	6,487,220
E.I. du Pont de Nemours and Co.	195,693	7,886,428
Eastman Chemical Co.	19,686	1,083,911
Ecolab Inc.	40,182	1,949,631
Freeport-McMoRan Copper & Gold Inc.	80,467	4,574,549
Hercules Inc.	29,193	577,729
International Flavors & Fragrances Inc.	17,104	674,924
International Paper Co.	95,016	2,487,519
MeadWestvaco Corp.	37,074	864,195
Monsanto Co.	114,663	11,349,344
Newmont Mining Corp.	93,906	3,639,797
Nucor Corp.	63,472	2,507,144
Pactiv Corp.[a]	30,414	755,180
PPG Industries Inc.	36,075	2,103,894
Praxair Inc.	65,601	4,706,216
Rohm and Haas Co.	28,344	1,984,080
Sealed Air Corp.	35,187	773,762
Sigma-Aldrich Corp.	27,084	1,419,743
Titanium Metals Corp.	21,423	242,937

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
United States Steel Corp.	24,087	$1,869,392
Vulcan Materials Co.[b]	22,866	1,703,517
Weyerhaeuser Co.	43,956	2,662,854
		73,299,432

TOTAL COMMON STOCKS
(Cost: $445,967,164)		286,605,499

PREFERRED STOCKS – 3.29%

BRAZIL – 3.29%
Aracruz Celulose SA SP ADR[b]	16,095	590,848
Companhia Vale do Rio Doce SP ADR	437,673	7,746,812
Gerdau SA SP ADR[b]	132,864	1,474,790
		9,812,450

TOTAL PREFERRED STOCKS
(Cost: $16,637,376)		9,812,450

SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	125,221	125,221
BGI Cash Premier Fund LLC 2.67%[c,d,e]	4,528,028	4,528,028
		4,653,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,653,249)		4,653,249

TOTAL INVESTMENTS IN SECURITIES – 100.96%
(Cost: $467,257,789)		301,071,198

Other Assets, Less Liabilities – (0.96)%		(2,876,718)

NET ASSETS – 100.00%		$298,194,480

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

AUSTRALIA – 7.31%
Energy Resources of Australia Ltd.	14,287	$191,583
Paladin Energy Ltd.[a]	52,633	161,916
		353,499
CANADA – 12.28%
Aurora Energy Resources Inc.[a]	10,550	14,686
Cameco Corp.	12,593	273,133
Denison Mines Corp.[a]	24,594	72,635
UEX Corp.[a]	26,618	37,804
Uranium One Inc.[a]	64,512	139,558
Uranium Participation Corp.[a]	9,660	56,150
		593,966
FINLAND – 4.40%
Fortum OYJ	6,433	213,072
		213,072
FRANCE – 15.03%
AREVA SA	525	401,669
Electricite de France	4,550	325,534
		727,203
GERMANY – 8.09%
E.ON AG	7,833	391,473
		391,473
JAPAN – 12.53%
Kansai Electric Power Co. Inc. (The)	13,500	298,827
Tokyo Electric Power Co. Inc. (The)	12,600	307,389
		606,216
SOUTH KOREA – 4.08%
Korea Electric Power Corp. SP ADR	15,939	197,484
		197,484
UNITED KINGDOM – 4.37%
British Energy Group PLC	13,794	186,862
Nufcor Uranium Ltd.[a]	9,653	24,777
		211,639
UNITED STATES – 31.73%
El Paso Electric Co.[a]	3,969	83,349
Entergy Corp.	2,576	229,290
Exelon Corp.	5,670	355,055
FirstEnergy Corp.	3,857	258,380
FPL Group Inc.	4,802	241,541

Security	Shares	Value
McDermott International Inc.[a]	11,550	$295,102
USEC Inc.[a,b]	13,472	72,884
		1,535,601

TOTAL COMMON STOCKS
(Cost: $6,568,778)		4,830,153

SHORT-TERM INVESTMENTS – 0.91%

MONEY MARKET FUNDS – 0.91%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	202	202
BGI Cash Premier Fund LLC 2.67%[c,d,e]	44,000	44,000
		44,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,202)		44,202

TOTAL INVESTMENTS IN SECURITIES – 100.73%
(Cost: $6,612,980)		4,874,355

Other Assets, Less Liabilities – (0.73)%		(35,467)

NET ASSETS – 100.00%		$4,838,888

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

CANADA – 1.50%
Research In Motion Ltd.[a]	85,860	$5,791,028
		5,791,028
FINLAND – 3.01%
Nokia OYJ	642,680	11,645,352
		11,645,352
FRANCE – 1.12%
Alcatel-Lucent[a]	402,674	1,525,467
Cap Gemini SA	24,993	1,165,533
Dassault Systemes SA	8,427	445,426
STMicroelectronics NV	120,840	1,193,427
		4,329,853
GERMANY – 2.26%
Infineon Technologies AGa	138,966	764,202
SAP AGb	150,573	7,967,294
		8,731,496
JAPAN – 10.36%
Advantest Corp.[b]	31,800	652,984
Canon Inc.	190,800	6,865,313
FUJIFILM Holdings Corp.	79,500	2,014,364
Fujitsu Ltd.	320,000	1,757,265
Hirose Electric Co. Ltd.	3,700	346,423
Hitachi Ltd.	530,000	3,584,421
Hoya Pentax HD Corp.	63,600	1,234,079
Keyence Corp.	4,000	783,686
Konica Minolta Holdings Inc.	88,500	989,493
Kyocera Corp.	31,800	2,360,326
Murata Manufacturing Co. Ltd.	31,800	1,249,056
NEC Corp.	337,000	1,396,694
Nintendo Co. Ltd.	18,300	7,480,997
NTT Data Corp.	224	873,508
Ricoh Co. Ltd.	159,000	2,167,127
Rohm Co. Ltd.	16,900	908,953
TDK Corp.	20,100	973,146
Tokyo Electron Ltd.	31,800	1,395,827
Toshiba Corp.	504,000	2,141,045
Yahoo! Japan Corp.	2,703	858 ,014
		40,032,721

Security	Shares	Value
NETHERLANDS – 0.34%
ASML Holding NV	76,684	$1,336,733

		1,336,733
SOUTH KOREA – 2.60%
Samsung Electronics Co. Ltd. GDR[c]	44,838	10,043,712
		10,043,712
SWEDEN – 1.21%
Telefonaktiebolaget LM Ericsson AB Class B	509,595	4,677,363
		4,677,363
TAIWAN – 4.51%
AU Optronics Corp. SP ADR	202,249	2,297,549
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,282,812	12,019,948
United Microelectronics Corp. SP ADR[b]	1,595,846	3,111,900
		17,429,397
UNITED KINGDOM – 0.52%
ARM Holdings PLC	265,530	449,629
Electrocomponents PLC	65,031	189,520
Logica PLC	258,375	497,384
Misys PLC	90,471	195,931
Sage Group PLC	191,118	665,306
		1,997,770
UNITED STATES – 72.40%
Adobe Systems Inc.[a]	93,651	3,696,405
Advanced Micro Devices Inc.[a,b]	105,517	553,964
Affiliated Computer Services Inc. Class Aa	13,044	660,418
Agilent Technologies Inc.[a]	64,236	1,905,240
Akamai Technologies Inc.[a]	29,097	507,452
Altera Corp.	57,399	1,187,011
Amphenol Corp. Class A	23,055	925,428
Analog Devices Inc.	48,972	1,290,412
Apple Inc.[a]	153,276	17,421,350
Applied Materials Inc.	232,776	3,521,901
Autodesk Inc.[a]	39,973	1,341,094
Automatic Data Processing Inc.	86,736	3,707,964
BMC Software Inc.[a]	33,708	965,060
Broadcom Corp. Class Aa	79,500	1,481,085

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
CA Inc.	65,349	$1,304,366
Cisco Systems Inc.[a]	1,012,194	22,835,097
Citrix Systems Inc.[a,b]	33,231	839,415
Cognizant Technology Solutions Corp.[a]	50,403	1,150,700
Computer Sciences Corp.[a]	27,383	1,100,523
Compuware Corp.[a]	47,541	460,672
Convergys Corp.[a]	11,647	172,143
Corning Inc.	268,869	4,205,111
Dell Inc.[a]	335,331	5,526,255
eBay Inc.[a]	193,245	4,324,823
Electronic Arts Inc.[a]	54,378	2,011,442
EMC Corp.[a]	360,612	4,312,919
Fidelity National Information Services Inc.	27,534	508,278
Fiserv Inc.[a]	24,486	1,158,677
Google Inc. Class Aa	41,022	16,430,131
Harris Corp.	17,808	822,730
Hewlett-Packard Co.	425,702	19,684,460
Intel Corp.	966,084	18,094,753
International Business Machines Corp.	234,525	27,430,044
Intuit Inc.[a]	55,717	1,761,214
Jabil Circuit Inc.	31,164	297,305
JDS Uniphase Corp.[a]	40,545	343,011
Juniper Networks Inc.[a]	91,743	1,933,025
KLA-Tencor Corp.	29,733	941,049
Lexmark International Inc. Class Aa	16,536	538,577
Linear Technology Corp.	37,047	1,135,861
LSI Corp.[a]	124,338	666,452
MasterCard Inc. Class A	12,402	2,199,247
MEMC Electronic Materials Inc.[a]	40,495	1,144,389
Microchip Technology Inc.	33,231	977,988
Micron Technology Inc.[a]	99,534	403,113
Microsoft Corp.	1,356,111	36,194,603
Molex Inc.	22,419	503,307
Motorola Inc.	368,173	2,628,755
National Semiconductor Corp.	38,796	667,679
NetApp Inc.[a,b]	61,851	1,127,544
Novell Inc.[a]	64,236	330,173
Novellus Systems Inc.[a]	20,829	409,082
NVIDIA Corp.[a]	96,831	1,037,060

Security	Shares	Value
Oracle Corp.[a]	677,022	$13,750,317
Paychex Inc.	55,809	1,843,371
QLogic Corp.[a]	25,281	388,316
QUALCOMM Inc.	277,137	11,908,577
Salesforce.com Inc.[a]	17,808	861,907
SanDisk Corp.[a]	38,955	761,570
Sun Microsystems Inc.[a]	150,732	1,145,563
Symantec Corp.[a]	148,029	2,898,408
Tellabs Inc.[a]	54,219	220,129
Teradata Corp.[a]	29,097	567,391
Teradyne Inc.[a]	32,754	255,809
Texas Instruments Inc.	225,780	4,854,270
Total System Services Inc.	30,051	492,836
Tyco Electronics Ltd.	79,023	2,185,776
Unisys Corp.[a]	70,166	192,956
VeriSign Inc.[a]	36,411	949,599
Western Union Co.	127,359	3,141,946
Xerox Corp.	122,112	1,407,951
Xilinx Inc.	48,813	1,144,665
Yahoo! Inc.[a]	236,274	4,087,540
		279,835,654

TOTAL COMMON STOCKS
(Cost: $498,923,169)		385,851,079

SHORT-TERM INVESTMENTS – 2.03%

MONEY MARKET FUNDS – 2.03%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	344,562	344,562
BGI Cash Premier Fund LLC 2.67%[d,e,f]	7,507,291	7,507,291
		7,851,853

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,851,853)		7,851,853

TOTAL INVESTMENTS IN SECURITIES – 101.86%
(Cost: $506,775,022)		393,702,932

Other Assets, Less Liabilities – (1.86)%		(7,174,656)

NET ASSETS – 100.00%		$386,528,276

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2008

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.00%

AUSTRALIA – 3.16%
Telstra Corp. Ltd.	2,181,900	$7,194,126

		7,194,126

AUSTRIA – 0.54%
Telekom Austria AG	70,728	1,230,923

		1,230,923

BELGIUM – 0.56%
Belgacom SA	34,356	1,278,117

		1,278,117

CANADA – 5.28%
BCE Inc.	169,596	5,854,188
Rogers Communications Inc. Class B	112,392	3,649,146
TELUS Corp.	68,510	2,504,687

		12,008,021

CHILE – 0.07%
Compania de Telecomunicaciones de Chile SA SP ADR	24,228	164,993

		164,993

CHINA – 4.76%
China Mobile Ltd.	1,092,000	10,815,432

		10,815,432

FRANCE – 4.76%
France Telecom SA	389,508	10,833,024

		10,833,024

GERMANY – 4.20%
Deutsche Telekom AG Registered	631,428	9,552,294

		9,552,294

GREECE – 0.45%
Hellenic Telecommunications Organization SA SP ADR	113,370	1,020,330

		1,020,330

ITALY – 1.41%
Telecom Italia SpA	2,172,187	3,209,823

		3,209,823

JAPAN – 6.46%
Nippon Telegraph and Telephone Corp.	1,779	7,859,002

Security	Shares	Value
NTT DoCoMo Inc.	3,108	$4,915,304
SoftBank Corp.	151,200	1,912,698

		14,687,004

MEXICO – 5.50%
America Movil SAB de CV Series L	1,444,800	3,301,867
America Movil SAB de CV Series L ADR	162,457	7,531,507
Telefonos de Mexico SAB de CV Series L	109,200	138,644
Telefonos de Mexico SAB de CV Series L SP ADR[a]	59,307	1,527,155

		12,499,173

NETHERLANDS – 2.41%
Koninklijke KPN NV	382,116	5,470,446

		5,470,446

NEW ZEALAND – 0.30%
Telecom Corp. of New Zealand Ltd.	378,756	681,179

		681,179

NORWAY – 0.86%
Telenor ASA	161,454	1,960,726

		1,960,726

PORTUGAL – 0.89%
Portugal Telecom SGPS SA Registered	10,164	101,437
Portugal Telecom SGPS SA SP ADR	191,436	1,929,675

		2,031,112

SINGAPORE – 1.51%
Singapore Telecommunications Ltd.	1,512,550	3,438,335

		3,438,335

SOUTH KOREA – 0.65%
SKTelecom Co. Ltd. ADR	78,462	1,476,655

		1,476,655

SPAIN – 10.29%
Telefonica SA	992,208	23,400,306

		23,400,306

SWEDEN – 1.16%
TeliaSonera AB	468,792	2,628,772

		2,628,772

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value

SWITZERLAND – 0.61%
Swisscom AG Registered	1,225	$362,174
Swisscom AG SP ADR	35,515	1,033,487

		1,395,661

TAIWAN – 1.02%
Chunghwa Telecom Co. Ltd. SP ADR[b]	98,053	2,320,915

		2,320,915

UNITED KINGDOM – 13.44%
BT Group PLC	1,629,516	4,679,199
Cable & Wireless PLC	531,048	1,566,568
Vodafone Group PLC	11,117,400	24,314,489

		30,560,256

UNITED STATES – 28.71%
American Tower Corp. Class Ab	82,992	2,985,222
AT&T Inc.	1,240,596	34,637,440
CenturyTel Inc.	21,599	791,603
Embarq Corp.	29,988	1,216,013
Frontier Communications Corp.	66,269	762,093
Qwest Communications International Inc.	310,800	1,003,884
Sprint Nextel Corp.	598,080	3,648,288
Verizon Communications Inc.	599,172	19,227,429
Windstream Corp.	93,324	1,020,965

		65,292,937

TOTAL COMMON STOCKS
(Cost: $310,957,623)		225,150,560

PREFERRED STOCKS – 0.63%

BRAZIL – 0.63%
Brasil Telecom Participacoes SA ADR	9,650	471,499
Tele Norte Leste Participacoes SA ADR	55,440	967,982

		1,439,481

TOTAL PREFERRED STOCKS
(Cost: $1,884,330)		1,439,481

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.78%

MONEY MARKET FUNDS – 0.78%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	237,797	$237,797
BGI Cash Premier Fund LLC 2.67%[c,d,e]	1,530,121	1,530,121

		1,767,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,767,918)		1,767,918

TOTAL INVESTMENTS IN SECURITIES – 100.41%
(Cost: $314,609,871)		228,357,959
Other Assets, Less Liabilities – (0.41)%		(931,840)

NET ASSETS – 100.00%		$227,426,119

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 92.80%

AUSTRALIA – 2.84%
Gunns Ltd.	482,520	$439,607
Timbercorp Ltd.	266,160	129,117

		568,724

CANADA – 18.46%
Canfor Corp.[a]	100,350	770,181
Sino-Forest Corp.[a]	104,895	1,323,027
TimberWest Forest Corp. Stapled Units	54,210	622,049
West Fraser Timber Co. Ltd.	29,940	982,512

		3,697,769

FINLAND – 7.55%
Stora Enso OYJ Class R	77,550	743,996
UPM-Kymmene OYJ	49,935	767,345

		1,511,341

HONG KONG – 0.99%
China Grand Forestry Green Resources Group Ltd.[a,b]	3,960,000	198,909

		198,909

JAPAN – 4.46%
Oji Paper Co. Ltd.	180,000	893,515

		893,515

SOUTH AFRICA – 4.07%
Sappi Ltd.	84,270	814,139

		814,139

SPAIN – 2.24%
Grupo Empresarial ENCE SA	61,710	448,140

		448,140

SWEDEN – 7.29%
Holmen AB Class B	23,655	753,133
Svenska Cellulosa AB Class B	68,280	707,501

		1,460,634

UNITED STATES – 44.90%
Deltic Timber Corp.	8,550	544,122
International Paper Co.	30,405	796,003
Packaging Corp. of America	33,690	780,934
Plum Creek Timber Co. Inc.	34,005	1,695,489
Potlatch Corp.	27,075	1,256,009
Rayonier Inc.	37,530	1,777,045

Security	Shares	Value
Smurfit-Stone Container Corp.[a]	93,120	$437,664
Weyerhaeuser Co.	28,155	1,705,630

		8,992,896

TOTAL COMMON STOCKS
(Cost: $19,144,395)		18,586,067

PREFERRED STOCKS – 6.57%

BRAZIL – 6.57%
Aracruz Celulose SA SP ADR	17,730	650,868
Votorantim Celulose e Papel SA SP ADR	43,170	665,250

		1,316,118

TOTAL PREFERRED STOCKS
(Cost: $1,924,886)		1,316,118

SHORT-TERM INVESTMENTS – 0.51%

MONEY MARKET FUNDS – 0.51%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	28,767	28,767
BGI Cash Premier Fund LLC 2.67%[c,d,e]	74,000	74,000

		102,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,767)		102,767

TOTAL INVESTMENTS IN SECURITIES – 99.88%
(Cost: $21,172,048)		20,004,952
Other Assets, Less Liabilities – 0.12%		24,440

NET ASSETS – 100.00%		$20,029,392

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 98.65%

AUSTRALIA – 0.47%
AGL Energy Ltd.	97,709	$1,055,898

		1,055,898

BRAZIL – 0.27%
Centrais Eletricas Brasileiras SA SP ADR	42,863	613,742

		613,742

CANADA – 0.53%
TransAlta Corp.	44,016	1,184,027

		1,184,027

CHILE – 0.89%
Empresa Nacional de Electricidad SA SP ADR	24,364	1,084,442
Enersis SA SP ADR	56,280	918,490

		2,002,932

FINLAND – 1.42%
Fortum OYJ	96,180	3,185,640

		3,185,640

FRANCE – 10.46%
Electricite de France	60,931	4,359,360
GDF SUEZ	310,632	15,926,017
Veolia Environnement	78,553	3,184,949

		23,470,326

GERMANY – 13.99%
E.ON AG	442,434	22,111,722
RWE AG	97,801	9,272,892

		31,384,614

HONG KONG – 2.44%
CLP Holdings Ltd.[a]	420,500	3,376,738
Hong Kong and China Gas Co. Ltd. (The)	924,550	2,090,980

		5,467,718

ITALY – 3.90%
Enel SpA	926,184	7,662,680
Snam Rete Gas SpA	179,508	1,076,663

		8,739,343

JAPAN – 8.15%
Chubu Electric Power Co. Inc.	142,900	3,344,855
Kansai Electric Power Co. Inc. (The)	159,600	3,532,803

Security	Shares	Value
Kyushu Electric Power Co. Inc.	84,000	$1,740,687
Osaka Gas Co. Ltd.	420,000	1,432,110
Tokyo Electric Power Co. Inc. (The)	252,000	6,147,789
Tokyo Gas Co. Ltd.	504,000	2,074,582

		18,272,826

PORTUGAL – 0.96%
Energias de Portugal SA	522,152	2,155,582

		2,155,582

SPAIN – 8.12%
Acciona SA	6,048	903,053
Gas Natural SDG SA	59,006	2,161,583
Iberdrola SA	1,103,172	11,063,934
Red Electrica Corporacion SA	24,108	1,213,999
Union Fenosa SA	118,255	2,863,683

		18,206,252

UNITED KINGDOM – 11.51%
British Energy Group PLC	227,976	3,088,304
Centrica PLC	817,626	4,576,165
Drax Group PLC	74,928	1,004,337
International Power PLC	331,548	2,137,826
National Grid PLC	546,336	6,953,050
Scottish & Southern Energy PLC	192,791	4,903,747
Severn Trent PLC	52,500	1,267,055
United Utilities Group PLC	151,368	1,875,151

		25,805,635

UNITED STATES – 35.54%
AES Corp. (The)[b]	148,176	1,732,177
Allegheny Energy Inc.	37,044	1,362,108
Ameren Corp.	46,704	1,822,857
American Electric Power Co. Inc.	88,872	3,290,930
CenterPoint Energy Inc.	75,628	1,101,900
CMS Energy Corp.	49,812	621,156
Consolidated Edison Inc.	60,655	2,605,739
Constellation Energy Group Inc.	16,212	393,952
Dominion Resources Inc.	128,448	5,495,005
DTE Energy Co.	36,547	1,466,266
Duke Energy Corp.	280,492	4,888,975
Dynegy Inc. Class Ab	114,997	411,689
Edison International	72,072	2,875,673
Entergy Corp.	42,336	3,768,327
Exelon Corp.	145,581	9,116,282

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2008

Security	Shares	Value
FirstEnergy Corp.	67,284	$4,507,355
FPL Group Inc.	90,474	4,550,842
Integrys Energy Group Inc.	16,901	844,036
Nicor Inc.	9,828	435,872
NiSource Inc.	60,964	899,829
Pepco Holdings Inc.	45,121	1,033,722
PG&E Corp.	79,128	2,963,344
Pinnacle West Capital Corp.	22,596	777,528
PPL Corp.	82,918	3,069,624
Progress Energy Inc.	57,960	2,499,815
Public Service Enterprise Group Inc.	112,904	3,702,122
Questar Corp.	38,388	1,570,837
Sempra Energy	55,043	2,778,020
Southern Co. (The)	170,445	6,424,072
TECO Energy Inc.	46,809	736,305
Xcel Energy Inc.	98,740	1,973,813

		79,720,172

TOTAL COMMON STOCKS
(Cost: $276,465,029)		221,264,707

PREFERRED STOCKS – 0.91%

BRAZIL – 0.91%
Centrais Eletricas Brasileiras SA ADR	39,001	484,845
Companhia Energetica de Minas Gerais SP ADR[a]	62,412	1,232,013
Companhia Paranaense de Energia SP ADR	23,107	317,028

		2,033,886

TOTAL PREFERRED STOCKS
(Cost: $2,050,012)		2,033,886

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	251,000	$251,000
BGI Cash Premier Fund LLC 2.67%[c,d,e]	3,241,000	3,241,000

		3,492,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,492,000)		3,492,000

TOTAL INVESTMENTS IN SECURITIES – 101.12%
(Cost: $282,007,041)		226,790,593
Other Assets, Less Liabilities – (1.12)%		(2,506,044)

NET ASSETS – 100.00%		$224,284,549

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,080,895,313	$14,752,517	$26,194,462	$234,971,733
Affiliated issuers (Note 2)	20,308,027	1,259,045	293,180	590,785

Total cost of investments	$1,101,203,340	$16,011,562	$26,487,642	$235,562,518

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$883,247,174	$10,803,124	$20,577,435	$213,276,650
Affiliated issuers (Note 2)	15,540,387	1,259,045	293,180	590,785

Total fair value of investments	898,787,561	12,062,169	20,870,615	213,867,435
Foreign currencies, at value[b]	386,636	27,814	9,704	251,285
Receivables:
Investment securities sold	2,768,133	–	19,655	–
Dividends and interest	2,771,218	2,614	58,937	830,224

Total Assets	904,713,548	12,092,597	20,958,911	214,948,944

LIABILITIES
Payables:
Investment securities purchased	1,519,259	23,384	–	–
Securities related to in-kind transactions (Note 4)	97,905	–	–	–
Collateral for securities on loan (Note 5)	9,473,278	1,251,300	290,768	485,062
Investment advisory fees (Note 2)	326,350	4,699	8,818	87,198

Total Liabilities	11,416,792	1,279,383	299,586	572,260

NET ASSETS	$893,296,756	$10,813,214	$20,659,325	$214,376,684

Net assets consist of:
Paid-in capital	$1,061,725,557	$14,770,945	$26,376,320	$232,530,852
Undistributed net investment income (accumulated net investment loss)	7,429,657	(1,002)	89,702	1,327,770
Undistributed net realized gain (accumulated net realized loss)	26,652,559	(7,376)	(188,928)	2,244,454
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(202,511,017)	(3,949,353)	(5,617,769)	(21,726,392)

NET ASSETS	$893,296,756	$10,813,214	$20,659,325	$214,376,684

Shares outstanding[c]	14,550,000	300,000	500,000	3,900,000

Net asset value per share	$61.39	$36.04	$41.32	$54.97

[a]	Securities on loan with market values of $8,934,221, $1,210,328, $265,810 and $465,273, respectively. See Note 5.
[b]	Cost of foreign currencies: $403,457, $28,006, $9,931 and $258,253, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	Global Energy Sector Index Fund		Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$756,128,912		$357,801,521	$747,560,831	$149,441,754
Affiliated issuers (Note 2)	594,533		8,537,642	10,161,763	629,688

Total cost of investments	$756,723,445		$366,339,163	$757,722,594	$150,071,442

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$719,425,127		$267,503,555	$673,199,178	$102,889,855
Affiliated issuers (Note 2)	594,533		6,687,147	10,161,763	629,688

Total fair value of investments	720,019,660		274,190,702	683,360,941	103,519,543
Foreign currencies, at value[b]	1,582,649		206,744	471,451	69,274
Receivables:
Investment securities sold	–		579,378	120,646	194,731
Due from custodian (Note 4)	58,029		37,765	–	–
Dividends and interest	695,957		985,100	1,427,901	415,056

Total Assets	722,356,295		275,999,689	685,380,939	104,198,604

LIABILITIES
Payables:
Investment securities purchased	58,029		840,037	–	147,156
Securities related to in-kind transactions (Note 4)	–		–	120,646	–
Collateral for securities on loan (Note 5)	–		3,642,923	9,865,542	619,481
Capital shares redeemed	–		–	12,512	–
Investment advisory fees (Note 2)	310,214		114,124	271,992	49,271

Total Liabilities	368,243		4,597,084	10,270,692	815,908

NET ASSETS	$721,988,052		$271,402,605	$675,110,247	$103,382,696

Net assets consist of:
Paid-in capital	$698,240,548		$377,160,921	$758,223,910	$158,447,032
Undistributed net investment income	4,108,526		1,735,261	2,225,127	711,509
Undistributed net realized gain (accumulated net realized loss)	56,384,765		(15,302,309)	(10,896,502)	(9,220,351)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(36,745,787)		(92,191,268)	(74,442,288)	(46,555,494)

NET ASSETS	$721,988,052		$271,402,605	$675,110,247	$103,382,696

Shares outstanding[c]	19,500,000	[d]	5,000,000	13,400,000	2,250,000

Net asset value per share	$37.03	[d]	$54.28	$50.38	$45.95

[a]	Securities on loan with market values of $–, $3,260,323, $9,370,535 and $558,149, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,613,319, $214,079, $486,588 and $70,480, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$179,943,376	$462,604,540	$6,568,778	$498,923,169
Affiliated issuers (Note 2)	1,239,733	4,653,249	44,202	7,851,853

Total cost of investments	$181,183,109	$467,257,789	$6,612,980	$506,775,022

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$146,138,539	$296,417,949	$4,830,153	$385,851,079
Affiliated issuers (Note 2)	1,239,733	4,653,249	44,202	7,851,853

Total fair value of investments	147,378,272	301,071,198	4,874,355	393,702,932
Foreign currencies, at value[b]	206,976	2,165,155	7,584	145,520
Receivables:
Due from bank	–	23,768	–	–
Investment securities sold	12,306,108	–	–	1,416,143
Due from custodian (Note 4)	–	–	–	1,816,079
Dividends and interest	275,051	973,002	7,486	426,860

Total Assets	160,166,407	304,233,123	4,889,425	397,507,534

LIABILITIES
Payables:
Investment securities purchased	11,908,397	1,345,977	4,879	2,818,031
Securities related to in-kind transactions (Note 4)	–	–	–	486,065
Collateral for securities on loan (Note 5)	1,091,900	4,528,028	44,000	7,507,291
Capital shares redeemed	–	23,434	–	–
Investment advisory fees (Note 2)	58,688	141,204	1,658	167,871

Total Liabilities	13,058,985	6,038,643	50,537	10,979,258

NET ASSETS	$147,107,422	$298,194,480	$4,838,888	$386,528,276

Net assets consist of:
Paid-in capital	$182,568,236	$460,280,663	$6,559,344	$496,023,619
Undistributed net investment income	1,717,145	2,371,412	15,072	1,191,654
Undistributed net realized gain (accumulated net realized loss)	(3,359,691)	1,785,473	3,152	2,392,479
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(33,818,268)	(166,243,068)	(1,738,680)	(113,079,476)

NET ASSETS	$147,107,422	$298,194,480	$4,838,888	$386,528,276

Shares outstanding[c]	4,100,000	5,550,000	140,000	7,950,000

Net asset value per share	$35.88	$53.73	$34.56	$48.62

[a]	Securities on loan with market values of $1,030,818, $4,383,344, $42,592 and $7,154,434, respectively. See Note 5.
[b]	Cost of foreign currencies: $213,906, $2,297,809, $7,891 and $151,730, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$312,841,953	$21,069,281	$278,515,041
Affiliated issuers (Note 2)	1,767,918	102,767	3,492,000

Total cost of investments	$314,609,871	$21,172,048	$282,007,041

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$226,590,041	$19,902,185	$223,298,593
Affiliated issuers (Note 2)	1,767,918	102,767	3,492,000

Total fair value of investments	228,357,959	20,004,952	226,790,593
Foreign currencies, at value[b]	577,208	13,677	370,906
Receivables:
Investment securities sold	–	1,570,552	770,743
Due from custodian (Note 4)	13,671	83,527	–
Dividends and interest	443,579	42,889	590,402

Total Assets	229,392,417	21,715,597	228,522,644

LIABILITIES
Payables:
Investment securities purchased	341,191	1,605,539	903,876
Collateral for securities on loan (Note 5)	1,530,121	74,000	3,241,000
Investment advisory fees (Note 2)	94,986	6,666	93,219

Total Liabilities	1,966,298	1,686,205	4,238,095

NET ASSETS	$227,426,119	$20,029,392	$224,284,549

Net assets consist of:
Paid-in capital	$310,483,306	$21,252,813	$273,797,308
Undistributed net investment income	2,696,502	84,927	4,822,487
Undistributed net realized gain (accumulated net realized loss)	527,854	(140,384)	908,695
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(86,281,543)	(1,167,964)	(55,243,941)

NET ASSETS	$227,426,119	$20,029,392	$224,284,549

Shares outstanding[c]	4,200,000	450,000	4,200,000

Net asset value per share	$54.15	$44.51	$53.40

[a]	Securities on loan with market values of $1,498,095, $37,142 and $3,127,289, respectively. See Note 5.
[b]	Cost of foreign currencies: $597,842, $14,019 and $385,959, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund [a]	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$24,512,727	$7,914	$384,558	$4,190,737
Dividends from affiliated issuers (Note 2)	243,638	–	–	–
Interest from affiliated issuers (Note 2)	16,498	62	240	3,021
Securities lending income from affiliated issuers (Note 2)	31,508	2,546	3,439	1,702

Total investment income	24,804,371	10,522	388,237	4,195,460

EXPENSES
Investment advisory fees (Note 2)	2,370,012	11,524	59,112	664,816

Total expenses	2,370,012	11,524	59,112	664,816

Net investment income (loss)	22,434,359	(1,002)	329,125	3,530,644

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(33,088,817)	(6,616)	(279,453)	(1,236,733)
Investments in affiliated issuers (Note 2)	(101,712)	–	–	–
In-kind redemptions	69,927,473	–	556,202	4,080,446
Foreign currency transactions	(91,549)	(760)	(4,906)	(54,462)

Net realized gain (loss)	36,645,395	(7,376)	271,843	2,789,251

Net change in unrealized appreciation (depreciation) on:
Investments	(247,197,078)	(3,949,393)	(4,497,255)	(29,617,971)
Translation of assets and liabilities in foreign currencies	(160,840)	40	(622)	(37,241)

Net change in unrealized appreciation (depreciation)	(247,357,918)	(3,949,353)	(4,497,877)	(29,655,212)

Net realized and unrealized loss	(210,712,523)	(3,956,729)	(4,226,034)	(26,865,961)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,278,164)	$(3,957,731)	$(3,896,909)	$(23,335,317)

[a]	For the period from June 24, 2008 (commencement of operations) to September 30, 2008.
[b]	Net of foreign withholding tax of $2,141,744, $1,032, $35,752 and $230,085, respectively.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,128,864	$6,873,607	$6,412,660	$2,155,442
Dividends from affiliated issuers (Note 2)	–	99,794	–	–
Interest from affiliated issuers (Note 2)	11,371	3,975	8,445	1,569
Securities lending income from affiliated issuers (Note 2)	7,416	44,070	3,142	11,859

Total investment income	12,147,651	7,021,446	6,424,247	2,168,870

EXPENSES
Investment advisory fees (Note 2)	2,314,592	695,926	1,496,513	368,724

Total expenses	2,314,592	695,926	1,496,513	368,724

Net investment income	9,833,059	6,325,520	4,927,734	1,800,146

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,051,380)	(13,444,744)	(9,018,541)	(1,873,845)
Investments in affiliated issuers (Note 2)	–	(116,852)	–	–
In-kind redemptions	69,444,234	2,994,506	9,015,888	(5,468,940)
Foreign currency transactions	(82,557)	(9,847)	29,923	(25,641)

Net realized gain (loss)	63,310,297	(10,576,937)	27,270	(7,368,426)

Net change in unrealized appreciation (depreciation) on:
Investments	(185,022,060)	(69,070,523)	(32,278,065)	(27,385,528)
Translation of assets and liabilities in foreign currencies	(45,616)	(60,595)	(182,109)	(5,325)

Net change in unrealized appreciation (depreciation)	(185,067,676)	(69,131,118)	(32,460,174)	(27,390,853)

Net realized and unrealized loss	(121,757,379)	(79,708,055)	(32,432,904)	(34,759,279)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,924,320)	$(73,382,535)	$(27,505,170)	$(32,959,133)

[a]	Net of foreign withholding tax of $920,582, $603,846, $191,932 and $135,000, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund [a]	Global Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$2,855,711	$5,973,001	$20,864	$3,075,080
Interest from affiliated issuers (Note 2)	1,314	4,938	15	5,129
Securities lending income from affiliated issuers (Note 2)	5,794	27,660	27	8,944

Total investment income	2,862,819	6,005,599	20,906	3,089,153

EXPENSES
Investment advisory fees (Note 2)	272,376	1,179,839	5,834	971,828

Total expenses	272,376	1,179,839	5,834	971,828

Net investment income	2,590,443	4,825,760	15,072	2,117,325

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,149,087)	(3,653,816)	3,338	(8,948,308)
In-kind redemptions	–	7,974,951	–	16,979,443
Foreign currency transactions	(63,181)	(43,497)	(186)	(17,560)

Net realized gain (loss)	(3,212,268)	4,277,638	3,152	8,013,575

Net change in unrealized appreciation (depreciation) on:
Investments	(31,914,727)	(173,794,522)	(1,738,625)	(69,026,410)
Translation of assets and liabilities in foreign currencies	(13,103)	(66,025)	(55)	(14,324)

Net change in unrealized appreciation (depreciation)	(31,927,830)	(173,860,547)	(1,738,680)	(69,040,734)

Net realized and unrealized loss	(35,140,098)	(169,582,909)	(1,735,528)	(61,027,159)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,549,655)	$(164,757,149)	$(1,720,456)	$(58,909,834)

[a]	For the period from June 24, 2008 (commencement of operations) to September 30, 2008.
[b]	Net of foreign withholding tax of $172,707, $605,362, $1,297 and $232,044, respectively.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund [a]	Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$11,035,882	$100,144	$9,004,762
Interest from affiliated issuers (Note 2)	5,547	136	3,597
Securities lending income from affiliated issuers (Note 2)	20,322	97	19,456

Total investment income	11,061,751	100,377	9,027,815

EXPENSES
Investment advisory fees (Note 2)	885,782	15,450	661,067

Total expenses	885,782	15,450	661,067

Net investment income	10,175,969	84,927	8,366,748

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,426,878)	(141,458)	(3,702,023)
In-kind redemptions	8,513,533	–	5,739,640
Foreign currency transactions	5,773	1,074	(73,375)

Net realized gain (loss)	4,092,428	(140,384)	1,964,242

Net change in unrealized appreciation (depreciation) on:
Investments	(70,135,643)	(1,167,096)	(48,304,351)
Translation of assets and liabilities in foreign currencies	(26,143)	(868)	(25,069)

Net change in unrealized appreciation (depreciation)	(70,161,786)	(1,167,964)	(48,329,420)

Net realized and unrealized loss	(66,069,358)	(1,308,348)	(46,365,178)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,893,389)	$(1,223,421)	$(37,998,430)

[a]	For the period from June 24, 2008 (commencement of operations) to September 30, 2008.
[b]	Net of foreign withholding tax of $917,072, $5,214 and $567,387, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Period from June 24, 2008[a] to September 30, 2008 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$22,434,359	$18,675,231	$(1,002)
Net realized gain (loss)	36,645,395	14,638,635	(7,376)
Net change in unrealized appreciation (depreciation)	(247,357,918)	(54,413,783)	(3,949,353)

Net decrease in net assets resulting from operations	(188,278,164)	(21,099,917)	(3,957,731)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,317,758)	(16,722,739)	–

Total distributions to shareholders	(20,317,758)	(16,722,739)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	516,478,852	335,969,031	14,770,945
Cost of shares redeemed	(356,587,061)	(36,919,051)	–

Net increase in net assets from capital share transactions	159,891,791	299,049,980	14,770,945

INCREASE (DECREASE) IN NET ASSETS	(48,704,131)	261,227,324	10,813,214

NET ASSETS
Beginning of period	942,000,887	680,773,563	–

End of period	$893,296,756	$942,000,887	$10,813,214

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$7,429,657	$5,313,056	$(1,002)

SHARES ISSUED AND REDEEMED
Shares sold	6,750,000	4,200,000	300,000
Shares redeemed	(5,100,000)	(500,000)	–

Net increase in shares outstanding	1,650,000	3,700,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$329,125	$468,207	$3,530,644	$2,136,983
Net realized gain	271,843	632,034	2,789,251	189,590
Net change in unrealized appreciation (depreciation)	(4,497,877)	(5,100,700)	(29,655,212)	5,380,990

Net increase (decrease) in net assets resulting from operations	(3,896,909)	(4,000,459)	(23,335,317)	7,707,563

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(380,367)	(426,683)	(3,426,409)	(1,019,689)

Total distributions to shareholders	(380,367)	(426,683)	(3,426,409)	(1,019,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	10,356,629	–	274,798,336
Cost of shares redeemed	(5,076,459)	(8,314,177)	(67,814,971)	(3,111,484)

Net increase (decrease) in net assets from capital share transactions	(5,076,459)	2,042,452	(67,814,971)	271,686,852

INCREASE (DECREASE) IN NET ASSETS	(9,353,735)	(2,384,690)	(94,576,697)	278,374,726

NET ASSETS
Beginning of period	30,013,060	32,397,750	308,953,381	30,578,655

End of period	$20,659,325	$30,013,060	$214,376,684	$308,953,381

Undistributed net investment income included in net assets at end of period	$89,702	$140,944	$1,327,770	$1,223,535

SHARES ISSUED AND REDEEMED
Shares sold	–	200,000	–	4,600,000
Shares redeemed	(100,000)	(150,000)	(1,200,000)	(50,000)

Net increase (decrease) in shares outstanding	(100,000)	50,000	(1,200,000)	4,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,833,059	$21,243,787	$6,325,520	$8,036,506
Net realized gain (loss)	63,310,297	61,899,117	(10,576,937)	11,934,454
Net change in unrealized appreciation (depreciation)	(185,067,676)	51,125,350	(69,131,118)	(71,154,226)

Net increase (decrease) in net assets resulting from operations	(111,924,320)	134,268,254	(73,382,535)	(51,183,266)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,669,789)	(20,736,029)	(5,896,587)	(8,478,329)

Total distributions to shareholders	(8,669,789)	(20,736,029)	(5,896,587)	(8,478,329)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	138,400,771	270,063,538	141,805,608	24,924,901
Cost of shares redeemed	(229,720,897)	(206,368,029)	(29,132,634)	(48,485,315)

Net increase (decrease) in net assets from capital share transactions	(91,320,126)	63,695,509	112,672,974	(23,560,414)

INCREASE (DECREASE) IN NET ASSETS	(211,914,235)	177,227,734	33,393,852	(83,222,009)

NET ASSETS
Beginning of period	933,902,287	756,674,553	238,008,753	321,230,762

End of period	$721,988,052	$933,902,287	$271,402,605	$238,008,753

Undistributed net investment income included in net assets at end of period	$4,108,526	$2,945,256	$1,735,261	$1,306,328

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	6,150,000	2,100,000	350,000
Shares redeemed	(4,950,000)	(4,950,000)	(500,000)	(550,000)

Net increase (decrease) in shares outstanding	(2,100,000)	1,200,000	1,600,000	(200,000)

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,927,734	$12,076,643	$1,800,146	$2,046,648
Net realized gain (loss)	27,270	47,329,175	(7,368,426)	1,728,104
Net change in unrealized appreciation (depreciation)	(32,460,174)	(100,171,514)	(27,390,853)	(21,173,937)

Net decrease in net assets resulting from operations	(27,505,170)	(40,765,696)	(32,959,133)	(17,399,185)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,560,719)	(12,195,867)	(2,056,133)	(1,229,349)

Total distributions to shareholders	(7,560,719)	(12,195,867)	(2,056,133)	(1,229,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,206,529	104,144,805	–	227,635,677
Cost of shares redeemed	(89,065,660)	(229,634,435)	(37,498,961)	(50,583,806)

Net increase (decrease) in net assets from capital share transactions	88,140,869	(125,489,630)	(37,498,961)	177,051,871

INCREASE (DECREASE) IN NET ASSETS	53,074,980	(178,451,193)	(72,514,227)	158,423,337

NET ASSETS
Beginning of period	622,035,267	800,486,460	175,896,923	17,473,586

End of period	$675,110,247	$622,035,267	$103,382,696	$175,896,923

Undistributed net investment income included in net assets at end of period	$2,225,127	$4,858,112	$711,509	$967,496

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	1,750,000	–	3,500,000
Shares redeemed	(1,700,000)	(3,850,000)	(700,000)	(850,000)

Net increase (decrease) in shares outstanding	1,600,000	(2,100,000)	(700,000)	2,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Materials Sector Index Fund
	Six months ended September 30, 2008 (Unaudited)	Period from December 10, 2007[a] to March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,590,443	$116,628	$4,825,760	$4,166,398
Net realized gain (loss)	(3,212,268)	(145,628)	4,277,638	17,736,069
Net change in unrealized appreciation (depreciation)	(31,927,830)	(1,890,438)	(173,860,547)	1,077,229

Net increase (decrease) in net assets resulting from operations	(32,549,655)	(1,919,438)	(164,757,149)	22,979,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(973,684)	(18,037)	(4,414,320)	(2,604,122)

Total distributions to shareholders	(973,684)	(18,037)	(4,414,320)	(2,604,122)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,339,105	51,229,131	245,088,813	383,371,570
Cost of shares redeemed	–	–	(168,472,108)	(87,788,731)

Net increase in net assets from capital share transactions	131,339,105	51,229,131	76,616,705	295,582,839

INCREASE (DECREASE) IN NET ASSETS	97,815,766	49,291,656	(92,554,764)	315,958,413

NET ASSETS
Beginning of period	49,291,656	–	390,749,244	74,790,831

End of period	$147,107,422	$49,291,656	$298,194,480	$390,749,244

Undistributed net investment income included in net assets at end of period	$1,717,145	$100,386	$2,371,412	$1,959,972

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	1,100,000	2,900,000	5,150,000
Shares redeemed	–	–	(2,500,000)	(1,200,000)

Net increase in shares outstanding	3,000,000	1,100,000	400,000	3,950,000

[a]	Commencement of operations.

See notes to financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Technology Sector Index Fund
	Period from June 24, 2008[a] to September 30, 2008 (Unaudited)	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,072	$2,117,325	$1,965,515
Net realized gain	3,152	8,013,575	7,620,651
Net change in unrealized appreciation (depreciation)	(1,738,680)	(69,040,734)	(46,990,969)

Net decrease in net assets resulting from operations	(1,720,456)	(58,909,834)	(37,404,803)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(1,332,071)	(1,664,421)

Total distributions to shareholders	–	(1,332,071)	(1,664,421)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,559,344	182,485,678	317,562,536
Cost of shares redeemed	–	(131,186,572)	(80,214,152)

Net increase in net assets from capital share transactions	6,559,344	51,299,106	237,348,384

INCREASE (DECREASE) IN NET ASSETS	4,838,888	(8,942,799)	198,279,160

NET ASSETS
Beginning of period	–	395,471,075	197,191,915

End of period	$4,838,888	$386,528,276	$395,471,075

Undistributed net investment income included in net assets at end of period	$15,072	$1,191,654	$406,400

SHARES ISSUED AND REDEEMED
Shares sold	140,000	3,250,000	4,950,000
Shares redeemed	–	(2,300,000)	(1,400,000)

Net increase in shares outstanding	140,000	950,000	3,550,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Timber & Forestry Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Period from June 24, 2008[a] to September 30, 2008 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,175,969	$12,216,708	$84,927
Net realized gain (loss)	4,092,428	23,756,267	(140,384)
Net change in unrealized appreciation (depreciation)	(70,161,786)	(49,861,020)	(1,167,964)

Net decrease in net assets resulting from operations	(55,893,389)	(13,888,045)	(1,223,421)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,354,455)	(11,105,395)	–

Total distributions to shareholders	(9,354,455)	(11,105,395)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,583,240	334,858,071	21,252,813
Cost of shares redeemed	(212,583,892)	(82,427,565)	–

Net increase (decrease) in net assets from capital share transactions	(167,000,652)	252,430,506	21,252,813

INCREASE (DECREASE) IN NET ASSETS	(232,248,496)	227,437,066	20,029,392

NET ASSETS
Beginning of period	459,674,615	232,237,549	–

End of period	$227,426,119	$459,674,615	$20,029,392

Undistributed net investment income included in net assets at end of period	$2,696,502	$1,874,988	$84,927

SHARES ISSUED AND REDEEMED
Shares sold	700,000	4,500,000	450,000
Shares redeemed	(3,350,000)	(1,200,000)	–

Net increase (decrease) in shares outstanding	(2,650,000)	3,300,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,366,748	$2,340,564
Net realized gain (loss)	1,964,242	(16,471)
Net change in unrealized appreciation (depreciation)	(48,329,420)	(10,092,487)

Net decrease in net assets resulting from operations	(37,998,430)	(7,768,394)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,603,323)	(1,398,624)

Total distributions to shareholders	(4,603,323)	(1,398,624)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,953,090	287,063,866
Cost of shares redeemed	(41,601,761)	(6,472,600)

Net increase (decrease) in net assets from capital share transactions	(31,648,671)	280,591,266

INCREASE (DECREASE) IN NET ASSETS	(74,250,424)	271,424,248

NET ASSETS
Beginning of period	298,534,973	27,110,725

End of period	$224,284,549	$298,534,973

Undistributed net investment income included in net assets at end of period	$4,822,487	$1,059,062

SHARES ISSUED AND REDEEMED
Shares sold	150,000	4,350,000
Shares redeemed	(650,000)	(100,000)

Net increase (decrease) in shares outstanding	(500,000)	4,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$73.02	$74.00	$65.76	$60.67	$57.20	$42.03

Income from investment operations:
Net investment income	1.35 [a]	1.70 [a]	1.61 [a]	1.22	1.04	0.66
Net realized and unrealized gain (loss)[b]	(11.83)	(1.30)	7.99	5.07	3.46	15.16

Total from investment operations	(10.48)	0.40	9.60	6.29	4.50	15.82

Less distributions from:
Net investment income	(1.15)	(1.38)	(1.36)	(1.20)	(1.03)	(0.65)

Total distributions	(1.15)	(1.38)	(1.36)	(1.20)	(1.03)	(0.65)

Net asset value, end of period	$61.39	$73.02	$74.00	$65.76	$60.67	$57.20

Total return	(14.53)%[c]	0.37%	14.60%	10.44%	7.85%	37.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$893,297	$942,001	$680,774	$460,329	$342,782	$168,736
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.79%	2.17%	2.28%	2.05%	2.24%	1.63%
Portfolio turnover rate[e]	4%	5%	3%	6%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Clean Energy Index Fund
Period from Jun. 24, 2008[a] to Sep. 30, 2008 (Unaudited)

Net asset value, beginning of period	$51.82

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized loss[c]	(15.77)

Total from investment operations	(15.78)

Net asset value, end of period	$36.04

Total return	(30.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,813
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.04)%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.64	0.87	0.37
Net realized and unrealized gain (loss)[c]	(8.58)	(8.91)	7.71

Total from investment operations	(7.94)	(8.04)	8.08

Less distributions from:
Net investment income	(0.76)	(0.85)	(0.20)

Total distributions	(0.76)	(0.85)	(0.20)

Net asset value, end of period	$41.32	$50.02	$58.91

Total return	(16.05)%[d]	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,659	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.67%	1.52%	1.19%
Portfolio turnover rate[f]	4%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	0.75	1.12	0.47
Net realized and unrealized gain (loss)[c]	(5.69)	4.22	4.85

Total from investment operations	(4.94)	5.34	5.32

Less distributions from:
Net investment income	(0.67)	(0.36)	(0.28)

Total distributions	(0.67)	(0.36)	(0.28)

Net asset value, end of period	$54.97	$60.58	$55.60

Total return	(8.18)%[d]	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$214,377	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.55%	1.89%	1.64%
Portfolio turnover rate[f]	5%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]

Net asset value, beginning of period	$43.24	$37.09	$33.85	$27.63	$20.02	$14.82

Income from investment operations:
Net investment income	0.47 [b]	1.02 [b]	0.62 [b]	0.46 [b]	0.44	0.23
Net realized and unrealized gain (loss)[c]	(6.28)	6.06	3.22	6.13	7.59	5.18

Total from investment operations	(5.81)	7.08	3.84	6.59	8.03	5.41

Less distributions from:
Net investment income	(0.40)	(0.93)	(0.60)	(0.37)	(0.42)	(0.21)

Total distributions	(0.40)	(0.93)	(0.60)	(0.37)	(0.42)	(0.21)

Net asset value, end of period	$37.03	$43.24	$37.09	$33.85	$27.63	$20.02

Total return	(13.68)%[d]	18.87%	11.37%	23.91%	40.40%	36.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$721,988	$933,902	$756,675	$685,415	$323,296	$90,100
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	2.04%	2.34%	1.73%	1.46%	2.00%	1.92%
Portfolio turnover rate[f]	3%	6%	10%	5%	5%	4%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$70.00	$89.23	$78.83	$64.22	$60.26	$39.98

Income from investment operations:
Net investment income	1.42 [a]	2.43 [a]	1.81 [a]	1.52 [a]	0.86	1.38
Net realized and unrealized gain (loss)[b]	(15.78)	(18.88)	9.80	14.29	4.00	20.21

Total from investment operations	(14.36)	(16.45)	11.61	15.81	4.86	21.59

Less distributions from:
Net investment income	(1.36)	(2.78)	(1.21)	(1.20)	(0.90)	(1.31)

Total distributions	(1.36)	(2.78)	(1.21)	(1.20)	(0.90)	(1.31)

Net asset value, end of period	$54.28	$70.00	$89.23	$78.83	$64.22	$60.26

Total return	(20.77)%[c]	(18.81)%	14.74%	24.73%	8.02%	54.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$271,403	$238,009	$321,231	$141,895	$70,642	$30,129
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	4.36%	2.85%	2.13%	2.17%	2.11%	2.14%
Portfolio turnover rate[e]	7%	9%	5%	7%	5%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$52.71	$57.59	$53.67	$48.13	$46.66	$39.81

Income from investment operations:
Net investment income	0.42 [a]	0.96 [a]	0.82 [a]	0.53 [a]	0.39	0.31
Net realized and unrealized gain (loss)[b]	(2.06)	(4.84)	3.59	5.38	1.44	6.84

Total from investment operations	(1.64)	(3.88)	4.41	5.91	1.83	7.15

Less distributions from:
Net investment income	(0.69)	(1.00)	(0.49)	(0.37)	(0.36)	(0.30)

Total distributions	(0.69)	(1.00)	(0.49)	(0.37)	(0.36)	(0.30)

Net asset value, end of period	$50.38	$52.71	$57.59	$53.67	$48.13	$46.66

Total return	(3.13)%[c]	(6.91)%	8.22%	12.28%	3.93%	17.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$675,110	$622,035	$800,486	$488,414	$228,613	$130,656
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.58%	1.64%	1.46%	1.02%	1.12%	1.25%
Portfolio turnover rate[e]	5%	4%	5%	5%	10%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.67	0.99	0.48
Net realized and unrealized gain (loss)[c]	(13.59)	0.77	7.81

Total from investment operations	(12.92)	1.76	8.29

Less distributions from:
Net investment income	(0.76)	(0.38)	(0.29)

Total distributions	(0.76)	(0.38)	(0.29)

Net asset value, end of period	$45.95	$59.63	$58.25

Total return	(21.92)%[d]	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,383	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.34%	1.58%	1.60%
Portfolio turnover rate[f]	4%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$44.81	$50.03

Income from investment operations:
Net investment income[b]	0.97	0.23
Net realized and unrealized loss[c]	(9.53)	(5.27)

Total from investment operations	(8.56)	(5.04)

Less distributions from:
Net investment income	(0.37)	(0.18)

Total distributions	(0.37)	(0.18)

Net asset value, end of period	$35.88	$44.81

Total return	(19.28)%[d]	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$147,107	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.57%	1.66%
Portfolio turnover rate[f]	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.75	1.05	0.66
Net realized and unrealized gain (loss)[c]	(22.34)	12.97	13.11

Total from investment operations	(21.59)	14.02	13.77

Less distributions from:
Net investment income	(0.55)	(0.48)	(0.16)

Total distributions	(0.55)	(0.48)	(0.16)

Net asset value, end of period	$53.73	$75.87	$62.33

Total return	(28.71)%[d]	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,194	$390,749	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.96%	1.41%	2.11%
Portfolio turnover rate[f]	7%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Nuclear Energy Index Fund
Period from Jun. 24, 2008[a] to Sep. 30, 2008 (Unaudited)

Net asset value, beginning of period	$50.45

Income from investment operations:
Net investment income[b]	0.15
Net realized and unrealized loss[c]	(16.04)

Total from investment operations	(15.89)

Net asset value, end of period	$34.56

Total return	(31.50)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,839
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.24%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$56.50	$57.16	$55.74	$47.65	$50.99	$33.46

Income from investment operations:
Net investment income (loss)	0.30 [a]	0.37 [a]	0.15 [a]	0.05	0.59	(0.04)
Net realized and unrealized gain (loss)[b]	(7.97)	(0.80)	1.40	8.06	(3.31)	17.57

Total from investment operations	(7.67)	(0.43)	1.55	8.11	(2.72)	17.53

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.13)	(0.02)	(0.57)	–
Return of capital	–	–	–	–	(0.05)	–

Total distributions	(0.21)	(0.23)	(0.13)	(0.02)	(0.62)	–

Net asset value, end of period	$48.62	$56.50	$57.16	$55.74	$47.65	$50.99

Total return	(13.64)%[c]	(0.81)%	2.77%	17.03%	(5.40)%	52.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$386,528	$395,471	$197,192	$108,695	$42,887	$28,045
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.49%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets[d]	1.05%	0.60%	0.27%	0.16%	1.25%	(0.14)%
Portfolio turnover rate[e]	3%	6%	6%	13%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$67.11	$65.42	$50.98	$50.00	$46.10	$33.40

Income from investment operations:
Net investment income	1.81 [a]	2.17 [a]	2.17 [a]	1.37 [a]	0.75	0.62
Net realized and unrealized gain (loss)[b]	(13.34)	1.04	13.78	0.84	3.82	12.73

Total from investment operations	(11.53)	3.21	15.95	2.21	4.57	13.35

Less distributions from:
Net investment income	(1.43)	(1.52)	(1.51)	(1.23)	(0.67)	(0.65)

Total distributions	(1.43)	(1.52)	(1.51)	(1.23)	(0.67)	(0.65)

Net asset value, end of period	$54.15	$67.11	$65.42	$50.98	$50.00	$46.10

Total return	(17.50)%[c]	4.60%	31.40%	4.55%	9.84%	40.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$227,426	$459,675	$232,238	$71,378	$42,499	$20,747
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	5.51%	2.96%	3.65%	2.72%	2.24%	1.54%
Portfolio turnover rate[e]	6%	7%	8%	11%	13%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Timber & Forestry Index Fund
Period from Jun. 24, 2008[a] to Sep. 30, 2008 (Unaudited)

Net asset value, beginning of period	$48.24

Income from investment operations:
Net investment income[b]	0.34
Net realized and unrealized loss[c]	(4.07)

Total from investment operations	(3.73)

Net asset value, end of period	$44.51

Total return	(7.73)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,029
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.64%
Portfolio turnover rate[f]	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.92	1.28	0.58
Net realized and unrealized gain (loss)[c]	(10.99)	2.53	10.01

Total from investment operations	(9.07)	3.81	10.59

Less distributions from:
Net investment income	(1.05)	(0.54)	(0.33)

Total distributions	(1.05)	(0.54)	(0.33)

Net asset value, end of period	$53.40	$63.52	$60.25

Total return	(14.57)%[d]	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$224,285	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	6.08%	1.96%	1.91%
Portfolio turnover rate[f]	5%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Clean Energy, iShares S&P Global Nuclear Energy, and iShares S&P Global Timber & Forestry Index Funds commenced operations on June 24, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P Global 100	$898,787,561	$–	$–	$898,787,561
S&P Global Clean Energy	12,062,169	–	–	12,062,169
S&P Global Consumer Discretionary Sector	20,870,615	–	–	20,870,615
S&P Global Consumer Staples Sector	213,867,435	–	–	213,867,435

92	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P Global Energy Sector	$720,019,660	$–	$–	$720,019,660
S&P Global Financials Sector	274,190,702	–	–	274,190,702
S&P Global Healthcare Sector	683,360,941	–	–	683,360,941
S&P Global Industrials Sector	103,518,887	–	656	103,519,543
S&P Global Infrastructure	147,378,253	–	19	147,378,272
S&P Global Materials Sector	301,071,198	–	–	301,071,198
S&P Global Nuclear Energy	4,874,355	–	–	4,874,355
S&P Global Technology Sector	393,702,932	–	–	393,702,932
S&P Global Telecommunications Sector	228,357,959	–	–	228,357,959
S&P Global Timber & Forestry	20,004,952	–	–	20,004,952
S&P Global Utilities Sector	226,790,593	–	–	226,790,593

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2008:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Global Financials Sector	$687,959	$–	115,588	$(803,547)	$–	$–	$–
S&P Global Industrials Sector	23,801	–	(566)	(22,579)	–	656	(369)
S&P Global Infrastructure	5	–	14	–	–	19	14

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$3,081,068
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	162,759
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	110,998
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,155,227
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	740,011
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	4,613,025
S&P Global Industrials Sector	–	–	–	–	175	241,597	241,772
S&P Global Materials Sector	–	–	–	–	2,966	455,218	458,184
S&P Global Telechnology Sector	114,472	244,568	111,285	401,105	358,238	418,537	1,648,205
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	848,335
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	302,373

94	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Global 100	$1,109,541,877	$4,948,791	$(215,703,107)	$(210,754,316)
S&P Global Clean Energy	16,018,896	–	(3,956,727)	(3,956,727)
S&P Global Consumer Discretionary Sector	26,558,876	857,987	(6,546,248)	(5,688,261)
S&P Global Consumer Staples Sector	235,899,067	5,322,060	(27,353,692)	(22,031,632)
S&P Global Energy Sector	760,119,085	39,822,312	(79,921,737)	(40,099,425)
S&P Global Financials Sector	369,721,731	1,887,017	(97,418,046)	(95,531,029)
S&P Global Healthcare Sector	764,077,767	19,353,743	(100,070,569)	(80,716,826)
S&P Global Industrials Sector	150,354,341	624,809	(47,459,607)	(46,834,798)
S&P Global Infrastructure	183,420,575	–	(36,042,303)	(36,042,303)
S&P Global Materials Sector	468,800,686	209,335	(167,938,823)	(167,729,488)
S&P Global Nuclear Energy	6,612,980	9,946	(1,748,571)	(1,738,625)
S&P Global Technology Sector	503,591,583	3,376,865	(113,265,516)	(109,888,651)
S&P Global Telecommunications Sector	317,869,639	–	(89,511,680)	(89,511,680)
S&P Global Timber & Forestry	21,070,135	725,504	(1,790,687)	(1,065,183)
S&P Global Utilities Sector	282,976,248	534,225	(56,719,880)	(56,185,655)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

The Board approved a change to the investment advisory fee structure effective August 1, 2008. For its investment advisory services to the Funds (except for the iShares S&P Global 100 Index Fund), BGFA is entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

Prior to August 1, 2008, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund (except for the iShares S&P Global 100 Index Fund) for investment advisory services to each Fund.

For its investment advisory services to the iShares S&P Global 100 Index Fund, BGFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

96	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$31,508
S&P Global Clean Energy	2,546
S&P Global Consumer Discretionary Sector	3,439
S&P Global Consumer Staples Sector	1,702
S&P Global Energy Sector	7,416
S&P Global Financials Sector	44,070
S&P Global Healthcare Sector	3,142
S&P Global Industrials Sector	11,859
S&P Global Infrastructure	5,794
S&P Global Materials Sector	27,660
S&P Global Nuclear Energy	27
S&P Global Technology Sector	8,944
S&P Global Telecommunications Sector	20,322
S&P Global Timber & Forestry	97
S&P Global Utilities Sector	19,456

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended September 30, 2008, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss

S&P Global 100
Barclays PLC	737	642	354	1,025	$5,964,703	$243,638	$(101,712)

S&P Global Financials Sector
Barclays PLC	278	337	128	487	2,834,193	99,794	(116,852)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008, were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$58,673,765	$44,844,345
S&P Global Clean Energy	264,966	264,605
S&P Global Consumer Discretionary Sector	1,094,501	1,089,545
S&P Global Consumer Staples Sector	14,430,312	15,330,247
S&P Global Energy Sector	29,924,638	32,046,195
S&P Global Financials Sector	25,435,694	20,120,261
S&P Global Healthcare Sector	29,939,655	30,613,178
S&P Global Industrials Sector	5,400,970	5,648,858
S&P Global Infrastructure	16,819,996	14,855,628
S&P Global Materials Sector	38,834,452	34,419,021
S&P Global Nuclear Energy	95,105	78,176
S&P Global Technology Sector	17,744,563	13,700,244
S&P Global Telecommunications Sector	22,015,939	28,409,388
S&P Global Timber & Forestry	1,767,284	1,687,187
S&P Global Utilities Sector	13,324,968	12,698,840

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$496,727,097	$348,840,264
S&P Global Clean Energy	14,758,772	–
S&P Global Consumer Discretionary Sector	–	4,968,906
S&P Global Consumer Staples Sector	–	66,475,194
S&P Global Energy Sector	133,637,329	222,798,899
S&P Global Financials Sector	137,350,192	28,535,994
S&P Global Healthcare Sector	175,299,910	88,474,370
S&P Global Industrials Sector	–	36,989,717
S&P Global Infrastructure	129,492,056	–
S&P Global Materials Sector	239,445,450	167,047,209
S&P Global Nuclear Energy	6,548,511	–
S&P Global Technology Sector	180,181,213	129,658,343
S&P Global Telecommunications Sector	43,553,659	207,793,323
S&P Global Timber & Forestry	21,130,642	–
S&P Global Utilities Sector	9,897,307	41,432,096

98	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a three-for-one stock split for the iShares S&P Global Energy Sector Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	99

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

I. iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector and iShares S&P Global Utilities Sector Index Funds.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the

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methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for the iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, and iShares S&P Global Utilities Sector Index Funds, (the “S&P Global Sector Funds”) (as discussed below) at various assets levels of such Funds as compared to their Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed breakpoints in the investment advisory fee rates at certain asset levels of the S&P Global Sector Funds. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares S&P Global 100 Index Fund (the “S&P Global 100 Fund”) as the assets of such Fund increase. However, the Board further noted that possible future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds,

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including the S&P Global Sector Funds, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined the proposed breakpoints for the S&P Global Sector Funds were appropriate and warranted for these Funds but that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the S&P Global 100 Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed breakpoints for the S&P Global Sector Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints for the S&P Global Sector Funds, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, with the proposed breakpoints for the S&P Global Sector Funds, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract with the fee schedule to the Advisory Contract as proposed to be amended to reflect the proposed breakpoints, for the coming year.

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II. iShares S&P Global Clean Energy, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 4-5, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BGFA. At a meeting held on June 18-19, 2008, the Board approved a revised Advisory Contract for the Funds, including the addition of breakpoints, as described below. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising each Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment

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objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expense components for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Groups. After discussion with BGFA management of the relative cost structures of the Funds and the funds in the applicable Lipper Groups, the Board also noted that the investment advisory fee rates applicable to the Funds were consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Funds. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board was also presented with materials regarding proposed breakpoints in the investment advisory fee rates at certain asset levels of the Funds on an aggregate basis with certain other iShares funds. The Board discussed the substantial growth in assets of certain iShares funds, including the iShares funds in the group with which the Funds’ assets are aggregated for purpose of applying breakpoints in the investment advisory fee rates, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that the proposed breakpoints were appropriate and warranted. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees, with the proposed breakpoints, reflects the sharing of potential economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the

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discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints, are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Funds by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, with the proposed breakpoints, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

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Notes:

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Notes:

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Notes:

108	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

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The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

110	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.iShares.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A.(BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-33-0908

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

\SEPTEMBER 30, 2008

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iShares S&P 500 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Value Index Fund

iSHARES®

Dear iShares Shareholder:

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	(21.98)%	(21.85)%	(21.98)%	5.09%	5.12%	5.17%	(0.96)%	(0.94)%	(0.89)%
S&P 500 Growth*	(19.52)%	(19.54)%	(19.44)%	3.52%	3.49%	3.70%	(3.28)%	(3.28)%	(3.11)%
S&P 500 Value*	(24.55)%	(24.23)%	(24.50)%	6.46%	6.52%	6.62%	1.88%	1.93%	2.04%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	(21.98)%	(21.85)%	(21.98)%	28.21%	28.38%	28.66%	(7.77)%	(7.59)%	(7.25)%
S&P 500 Growth*	(19.52)%	(19.54)%	(19.44)%	18.91%	18.72%	19.94%	(24.34)%	(24.37)%	(23.23)%
S&P 500 Value*	(24.55)%	(24.23)%	(24.50)%	36.76%	37.17%	37.76%	16.88%	17.29%	18.39%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for both the Fund and the Index was (10.87)%.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

iShares S&P 500 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.61%

Financial	15.69

Energy	13.41

Industrial	11.43

Technology	11.23

Communications	10.21

Consumer Cyclical	7.87

Utilities	3.48

Basic Materials	2.84

Diversified	0.08

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.96%

General Electric Co.	2.49

Procter & Gamble Co. (The)	2.08

Microsoft Corp.	2.06

Johnson & Johnson	1.90

JPMorgan Chase & Co.	1.69

Chevron Corp.	1.66

AT&T Inc.	1.61

Bank of America Corp.	1.56

International Business Machines Corp.	1.55

TOTAL	20.56%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (9.47)%, while the total return for the Growth Index was (9.42)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.64%

Energy	21.46

Technology	16.29

Communications	9.51

Industrial	8.79

Consumer Cyclical	8.74

Financial	4.93

Basic Materials	2.11

Utilities	0.26

Diversified	0.15

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.51%

Microsoft Corp.	3.90

Johnson & Johnson	3.60

Procter & Gamble Co. (The)	2.67

Cisco Systems Inc.	2.48

International Business Machines Corp.	2.09

PepsiCo Inc.	2.08

ConocoPhillips	2.07

Apple Inc.	1.87

Chevron Corp.	1.80

TOTAL	30.07%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (12.39)%, while the total return for the Value Index was (12.38)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	27.65%

Consumer Non-Cyclical	19.09

Industrial	14.38

Communications	10.97

Utilities	7.07

Consumer Cyclical	6.90

Technology	5.58

Energy	4.45

Basic Materials	3.65

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
General Electric Co.	5.26%

JPMorgan Chase & Co.	3.57

AT&T Inc.	3.41

Bank of America Corp.	3.31

Pfizer Inc.	2.58

Wells Fargo & Co.	2.57

Citigroup Inc.	2.31

Verizon Communications Inc.	1.89

Chevron Corp.	1.51

Procter & Gamble Co. (The)	1.40

TOTAL	27.81%

FUND PERFORMANCE OVERVIEW	3

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
S&P 500
Actual	$1,000.00	$ 891.30	0.09%	$0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.09	0.48
S&P 500 Growth
Actual	1,000.00	905.30	0.18	0.86
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91
S&P 500 Value
Actual	1,000.00	876.10	0.18	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$26,233,705	0.16%

		26,233,705	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	1,216,904	69,789,444	0.41
United Technologies Corp.	1,585,309	95,213,659	0.57
Other securities[a]		219,151,214	1.31

		384,154,317	2.29

AGRICULTURE
Monsanto Co.	904,150	89,492,767	0.53
Philip Morris International Inc.	3,388,385	162,981,318	0.97
Other securities[a]		140,429,494	0.84

		392,903,579	2.34

AIRLINES
Other securities[a]		17,530,010	0.10

		17,530,010	0.10

APPAREL
Other securities[a]		79,459,607	0.47

		79,459,607	0.47

AUTO MANUFACTURERS
Other securities[a]		50,972,696	0.30

		50,972,696	0.30

AUTO PARTS & EQUIPMENT
Other securities[a]		35,662,101	0.21

		35,662,101	0.21

BANKS
Bank of America Corp.	7,496,244	262,368,540	1.56
U.S. Bancorp	2,863,745	103,152,095	0.62
Wells Fargo & Co.	5,439,530	204,145,561	1.22
Other securities[a]		331,568,483	1.98

		901,234,679	5.38

BEVERAGES
Anheuser-Busch Companies Inc.	1,182,050	76,691,404	0.46
Coca-Cola Co. (The)	3,267,856	172,804,225	1.03

Security	Shares	Value	% of Net Assets
PepsiCo Inc.	2,573,524	$183,415,055	1.09%
Other securities[a]		42,970,425	0.26

		475,881,109	2.84

BIOTECHNOLOGY
Amgen Inc.[b]	1,739,309	103,088,844	0.62
Other securities[a]		113,268,792	0.67

		216,357,636	1.29

BUILDING MATERIALS
Other securities[a]		10,617,610	0.06

		10,617,610	0.06

CHEMICALS
Other securities[a]		259,924,747	1.55

		259,924,747	1.55

COAL
Other securities[a]		38,877,154	0.23

		38,877,154	0.23

COMMERCIAL SERVICES
Other securities[a]		115,763,157	0.69

		115,763,157	0.69

COMPUTERS
Apple Inc.[b]	1,456,274	165,520,103	0.99
Hewlett-Packard Co.	4,026,030	186,163,627	1.11
International Business Machines Corp.	2,227,166	260,489,335	1.55
Other securities[a]		155,506,958	0.93

		767,680,023	4.58

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,988,023	347,615,323	2.08
Other securities[a]		101,154,545	0.60

		448,769,868	2.68

DISTRIBUTION & WHOLESALE
Other securities[a]		30,461,539	0.18

		30,461,539	0.18

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	8,951,574	183,596,783	1.10
Goldman Sachs Group Inc. (The)	714,210	91,418,880	0.55

SUMMARY SCHEDULES OF INVESTMENTS	5

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	6,054,464	$282,743,469	1.69%
Other securities[a]		419,060,371	2.49

		976,819,503	5.83

ELECTRIC
Other securities[a]		553,732,874	3.30

		553,732,874	3.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		57,263,283	0.34

		57,263,283	0.34

ELECTRONICS
Other securities[a]		115,544,055	0.69

		115,544,055	0.69

ENGINEERING & CONSTRUCTION
Other securities[a]		27,315,321	0.16

		27,315,321	0.16

ENTERTAINMENT
Other securities[a]		8,724,090	0.05

		8,724,090	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		31,585,250	0.19

		31,585,250	0.19

FOOD
Kraft Foods Inc.[c]	2,495,632	81,731,948	0.49
Other securities[a]		277,314,796	1.65

		359,046,744	2.14

FOREST PRODUCTS & PAPER
Other securities[a]		60,013,056	0.36

		60,013,056	0.36

GAS
Other securities[a]		30,379,720	0.18

		30,379,720	0.18

HAND & MACHINE TOOLS
Other securities[a]		16,384,249	0.10

		16,384,249	0.10

HEALTH CARE - PRODUCTS
Johnson & Johnson	4,593,803	318,258,672	1.90
Medtronic Inc.	1,854,801	92,925,530	0.56
Other securities[a]		295,349,727	1.76

		706,533,929	4.22

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$177,157,704	1.06%

		177,157,704	1.06

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		13,219,996	0.08

		13,219,996	0.08

HOME BUILDERS
Other securities[a]		20,054,781	0.12

		20,054,781	0.12

HOME FURNISHINGS
Other securities[a]		12,969,275	0.08

		12,969,275	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		80,454,164	0.48

		80,454,164	0.48

HOUSEWARES
Other securities[a]		7,841,218	0.05

		7,841,218	0.05

INSURANCE
Other securities[a]		515,952,484	3.08

		515,952,484	3.08

INTERNET
Google Inc. Class Ab	392,861	157,348,688	0.94
Other securities[a]		163,171,470	0.97

		320,520,158	1.91

INVESTMENT COMPANIES
Other securities[a]		8,686,078	0.05

		8,686,078	0.05

IRON & STEEL
Other securities[a]		45,189,805	0.27

		45,189,805	0.27

LEISURE TIME
Other securities[a]		39,839,781	0.24

		39,839,781	0.24

LODGING
Other securities[a]		25,893,700	0.15

		25,893,700	0.15

MACHINERY
Other securities[a]		126,142,934	0.75

		126,142,934	0.75

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	16,353,240	$417,007,620	2.49%
3M Co.	1,149,064	78,492,562	0.47
Other securities[a]		255,071,541	1.52

		750,571,723	4.48

MEDIA
Comcast Corp. Class A	4,797,162	94,168,290	0.56
Time Warner Inc.	5,889,814	77,215,462	0.46
Walt Disney Co. (The)	3,084,642	94,667,663	0.56
Other securities[a]		149,833,374	0.90

		415,884,789	2.48

METAL FABRICATE & HARDWARE
Other securities[a]		18,030,457	0.11

		18,030,457	0.11

MINING
Other securities[a]		110,231,025	0.66

		110,231,025	0.66

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		27,857,191	0.17

		27,857,191	0.17

OIL & GAS
Chevron Corp.	3,377,286	278,558,549	1.66
ConocoPhillips	2,498,378	183,006,189	1.09
Exxon Mobil Corp.	8,538,238	663,079,561	3.96
Occidental Petroleum Corp.	1,343,198	94,628,299	0.56
Other securities[a]		579,594,357	3.46

		1,798,866,955	10.73

OIL & GAS SERVICES
Schlumberger Ltd.	1,972,002	153,993,636	0.92
Other securities[a]		183,775,755	1.10

		337,769,391	2.02

PACKAGING & CONTAINERS
Other securities[a]		21,634,905	0.13

		21,634,905	0.13

PHARMACEUTICALS
Abbott Laboratories	2,534,109	145,913,996	0.87
Eli Lilly and Co.	1,644,761	72,418,827	0.43
Gilead Sciences Inc.[b]	1,512,270	68,929,267	0.41

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	3,521,986	$111,153,878	0.66%
Pfizer Inc.	11,081,342	204,339,946	1.22
Wyeth	2,192,023	80,973,330	0.48
Other securities[a]		299,904,186	1.80

		983,633,430	5.87

PIPELINES
Other securities[a]		72,822,191	0.43

		72,822,191	0.43

REAL ESTATE
Other securities[a]		3,787,908	0.02

		3,787,908	0.02

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		203,882,148	1.22

		203,882,148	1.22

RETAIL
CVS Caremark Corp.	2,359,284	79,413,499	0.47
Home Depot Inc.	2,792,114	72,287,831	0.43
McDonald’s Corp.	1,848,851	114,074,107	0.68
Wal-Mart Stores Inc.	3,686,157	220,763,943	1.32
Other securities[a]		480,796,709	2.87

		967,336,089	5.77

SAVINGS & LOANS
Other securities[a]		19,301,940	0.11

		19,301,940	0.11

SEMICONDUCTORS
Intel Corp.	9,241,891	173,100,618	1.03
Other securities[a]		206,396,365	1.23

		379,496,983	2.26

SOFTWARE
Microsoft Corp.	12,907,737	344,507,501	2.06
Oracle Corp.[b]	6,441,471	130,826,276	0.78
Other securities[a]		231,305,207	1.38

		706,638,984	4.22

TELECOMMUNICATIONS
AT&T Inc.	9,687,327	270,470,170	1.61
Cisco Systems Inc.[b]	9,710,590	219,070,910	1.31
QUALCOMM Inc.	2,697,546	115,913,552	0.69
Verizon Communications Inc.	4,681,341	150,224,233	0.90
Other securities[a]		192,549,889	1.15

		948,228,754	5.66

SUMMARY SCHEDULES OF INVESTMENTS	7

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$6,243,190	0.04%

		6,243,190	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		17,877,033	0.11

		17,877,033	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	1,657,314	104,228,477	0.62
Other securities[a]		252,576,977	1.51

		356,805,454	2.13

TOTAL COMMON STOCKS
(Cost: $21,713,423,813)		16,736,648,229	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[d,e]	11,018,494	11,018,494	0.07
BGI Cash Premier Fund LLC
2.67%[d,e,f]	257,164,367	257,164,367	1.53

		268,182,861	1.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,182,861)		268,182,861	1.60

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,981,606,674)		17,004,831,090	101.45

Other Assets, Less Liabilities		(243,498,770)	(1.45)

NET ASSETS		$16,761,332,320	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,551,820	0.23%

		12,551,820	0.23

AEROSPACE & DEFENSE
General Dynamics Corp.	405,579	29,858,726	0.55
Lockheed Martin Corp.	339,901	37,276,943	0.68
United Technologies Corp.	639,944	38,435,037	0.70
Other securities[a]		42,382,677	0.77

		147,953,383	2.70

AGRICULTURE
Monsanto Co.	291,991	28,901,269	0.53
Philip Morris International Inc.	757,559	36,438,588	0.67
Other securities[a]		20,756,201	0.37

		86,096,058	1.57

APPAREL
Nike Inc. Class B	400,550	26,796,795	0.49
Other securities[a]		12,487,115	0.23

		39,283,910	0.72

AUTO MANUFACTURERS
Other securities[a]		8,917,098	0.16

		8,917,098	0.16

AUTO PARTS & EQUIPMENT
Other securities[a]		12,779,245	0.23

		12,779,245	0.23

BANKS
Other securities[a]		23,843,100	0.43

		23,843,100	0.43

BEVERAGES
Anheuser-Busch Companies Inc.	734,075	47,626,786	0.87
Coca-Cola Co. (The)	1,177,064	62,243,144	1.13
PepsiCo Inc.	1,598,196	113,903,429	2.08
Other securities[a]		9,690,719	0.18

		233,464,078	4.26

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	1,080,139	$64,019,839	1.17%
Celgene Corp.[b]	464,409	29,387,801	0.54
Other securities[a]		39,475,641	0.71

		132,883,281	2.42

CHEMICALS
Other securities[a]		51,976,100	0.95

		51,976,100	0.95

COAL
Other securities[a]		14,970,677	0.27

		14,970,677	0.27

COMMERCIAL SERVICES
Other securities[a]		46,233,534	0.84

		46,233,534	0.84

COMPUTERS
Apple Inc.[b]	904,365	102,790,126	1.87
Dell Inc.[b]	1,779,435	29,325,089	0.54
Hewlett-Packard Co.	1,175,134	54,338,196	0.99
International Business Machines Corp.	982,012	114,856,123	2.09
Other securities[a]		37,263,422	0.68

		338,572,956	6.17

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	516,311	38,904,034	0.71
Procter & Gamble Co. (The)	2,106,385	146,793,971	2.67
Other securities[a]		23,920,714	0.44

		209,618,719	3.82

DISTRIBUTION & WHOLESALE
Other securities[a]		8,972,412	0.16

		8,972,412	0.16

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,183,623	41,935,763	0.77
CME Group Inc.	68,503	25,449,550	0.46
Goldman Sachs Group Inc. (The)	288,305	36,903,040	0.67
Other securities[a]		64,050,794	1.17

		168,339,147	3.07

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$14,280,358	0.26%

		14,280,358	0.26

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,511,744	0.28

		15,511,744	0.28

ELECTRONICS
Other securities[a]		32,079,243	0.58

		32,079,243	0.58

ENGINEERING & CONSTRUCTION
Other securities[a]		12,078,827	0.22

		12,078,827	0.22

ENTERTAINMENT
Other securities[a]		5,439,205	0.10

		5,439,205	0.10

FOOD
Other securities[a]		73,672,862	1.34

		73,672,862	1.34

FOREST PRODUCTS & PAPER
Other securities[a]		3,746,131	0.07

		3,746,131	0.07

HAND & MACHINE TOOLS
Other securities[a]		3,686,128	0.07

		3,686,128	0.07

HEALTH CARE - PRODUCTS
Johnson & Johnson	2,852,793	197,641,499	3.60
Medtronic Inc.	1,151,871	57,708,737	1.05
Other securities[a]		131,330,720	2.40

		386,680,956	7.05

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,243,140	31,563,325	0.58
Other securities[a]		53,281,186	0.97

		84,844,511	1.55

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		8,199,875	0.15

		8,199,875	0.15

HOME BUILDERS
Other securities[a]		1,619,095	0.03

		1,619,095	0.03

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$2,038,953	0.04%

		2,038,953	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		25,249,256	0.46

		25,249,256	0.46

INSURANCE
Other securities[a]		66,904,909	1.22

		66,904,909	1.22

INTERNET
Google Inc. Class Ab	243,967	97,713,663	1.78
Other securities[a]		98,556,469	1.80

		196,270,132	3.58

IRON & STEEL
Other securities[a]		24,012,235	0.44

		24,012,235	0.44

LEISURE TIME
Other securities[a]		8,958,639	0.16

		8,958,639	0.16

LODGING
Other securities[a]		7,318,711	0.13

		7,318,711	0.13

MACHINERY
Caterpillar Inc.	621,449	37,038,360	0.67
Other securities[a]		32,804,520	0.60

		69,842,880	1.27

MANUFACTURING
3M Co.	506,669	34,610,559	0.63
Other securities[a]		70,493,943	1.29

		105,104,502	1.92

MEDIA
Walt Disney Co. (The)	823,769	25,281,471	0.46
Other securities[a]		39,638,523	0.72

		64,919,994	1.18

METAL FABRICATE & HARDWARE
Other securities[a]		6,942,094	0.13

		6,942,094	0.13

MINING
Other securities[a]		35,418,982	0.65

		35,418,982	0.65

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		$14,041,557	0.26%

		14,041,557	0.26

OIL & GAS
Apache Corp.	341,448	35,606,197	0.65
Chevron Corp.	1,195,492	98,604,180	1.80
ConocoPhillips	1,551,525	113,649,206	2.07
Devon Energy Corp.	451,040	41,134,848	0.75
Exxon Mobil Corp.	5,302,318	411,778,016	7.51
Occidental Petroleum Corp.	492,164	34,672,954	0.63
Transocean Inc.[b]	325,702	35,775,108	0.65
XTO Energy Inc.	560,831	26,089,858	0.48
Other securities[a]		162,286,897	2.95

		959,597,264	17.49

OIL & GAS SERVICES
Halliburton Co.	895,238	28,996,759	0.53
Schlumberger Ltd.	1,224,636	95,631,825	1.74
Other securities[a]		71,015,936	1.30

		195,644,520	3.57

PACKAGING & CONTAINERS
Other securities[a]		7,222,444	0.13

		7,222,444	0.13

PHARMACEUTICALS
Abbott Laboratories	786,889	45,309,069	0.83
Gilead Sciences Inc.[b]	939,148	42,806,366	0.78
Wyeth	939,319	34,698,444	0.63
Other securities[a]		115,011,572	2.09

		237,825,451	4.33

PIPELINES
Other securities[a]		7,237,561	0.13

		7,237,561	0.13

REAL ESTATE
Other securities[a]		2,356,289	0.04

		2,356,289	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		4,202,029	0.08

		4,202,029	0.08

Security	Shares	Value	% of Net Assets
RETAIL
CVS Caremark Corp.	923,096	$31,071,411	0.57%
Lowe’s Companies Inc.	1,496,348	35,448,484	0.65
McDonald’s Corp.	562,624	34,713,901	0.63
Wal-Mart Stores Inc.	1,304,840	78,146,868	1.42
Other securities[a]		203,136,861	3.70

		382,517,525	6.97

SAVINGS & LOANS
Other securities[a]		5,194,542	0.09

		5,194,542	0.09

SEMICONDUCTORS
Intel Corp.	3,271,488	61,274,970	1.12
Other securities[a]		64,329,290	1.17

		125,604,260	2.29

SOFTWARE
Microsoft Corp.	8,015,843	213,942,850	3.90
Oracle Corp.[b]	4,000,262	81,245,321	1.48
Other securities[a]		120,102,894	2.19

		415,291,065	7.57

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	6,030,398	136,045,779	2.48
QUALCOMM Inc.	1,675,231	71,984,676	1.31
Other securities[a]		40,198,863	0.73

		248,229,318	4.52

TEXTILES
Other securities[a]		2,089,514	0.04

		2,089,514	0.04

TRANSPORTATION
United Parcel Service Inc. Class B	596,969	37,543,380	0.68
Other securities[a]		44,022,409	0.81

		81,565,789	1.49

TOTAL COMMON STOCKS
(Cost: $6,271,731,367)		5,479,894,868	99.88

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	3,520,713	$3,520,713	0.07%
BGI Cash Premier Fund LLC
2.67%[c,d,e]	33,021,703	33,021,703	0.60

		36,542,416	0.67

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,542,416)		36,542,416	0.67

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,308,273,783)		5,516,437,284	100.55

Other Assets, Less Liabilities		(30,141,633)	(0.55)

NET ASSETS		$5,486,295,651	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,630,071	0.08%

		2,630,071	0.08

AEROSPACE & DEFENSE
Boeing Co. (The)	280,281	16,074,115	0.47
Raytheon Co.	297,844	15,937,632	0.46
Other securities[a]		31,390,526	0.91

		63,402,273	1.84

AGRICULTURE
Altria Group Inc.	1,472,657	29,217,515	0.85
Monsanto Co.	188,612	18,668,816	0.54
Philip Morris International Inc.	942,892	45,353,105	1.32
Other securities[a]		17,329,549	0.50

		110,568,985	3.21

AIRLINES
Other securities[a]		7,602,776	0.22

		7,602,776	0.22

APPAREL
Other securities[a]		7,042,751	0.20

		7,042,751	0.20

AUTO MANUFACTURERS
Other securities[a]		15,898,114	0.46

		15,898,114	0.46

AUTO PARTS & EQUIPMENT
Other securities[a]		6,553,737	0.19

		6,553,737	0.19

BANKS
Bank of America Corp.	3,259,051	114,066,785	3.31
Bank of New York Mellon Corp. (The)	819,443	26,697,453	0.77
PNC Financial Services Group Inc. (The)	247,534	18,490,790	0.54
U.S. Bancorp	1,245,200	44,852,104	1.30
Wells Fargo & Co.	2,364,864	88,753,346	2.57
Other securities[a]		82,241,032	2.38

		375,101,510	10.87

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	596,936	$31,565,976	0.92%
Other securities[a]		11,913,928	0.34

		43,479,904	1.26

BIOTECHNOLOGY
Other securities[a]		1,044,178	0.03

		1,044,178	0.03

BUILDING MATERIALS
Other securities[a]		4,623,515	0.13

		4,623,515	0.13

CHEMICALS
Dow Chemical Co. (The)	660,796	21,000,097	0.61
E.I. du Pont de Nemours and Co.	644,508	25,973,672	0.75
Other securities[a]		29,678,632	0.86

		76,652,401	2.22

COAL
Other securities[a]		6,440,150	0.19

		6,440,150	0.19

COMMERCIAL SERVICES
Other securities[a]		17,921,433	0.52

		17,921,433	0.52

COMPUTERS
Hewlett-Packard Co.	927,815	42,902,166	1.24
International Business Machines Corp.	280,905	32,854,649	0.95
Other securities[a]		20,994,559	0.61

		96,751,374	2.80

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	694,024	48,366,533	1.40

		48,366,533	1.40

DISTRIBUTION & WHOLESALE
Other securities[a]		6,959,549	0.20

		6,959,549	0.20

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,891,722	79,819,218	2.31
JPMorgan Chase & Co.	2,632,878	122,955,403	3.57
Merrill Lynch & Co. Inc.	1,094,987	27,703,171	0.80

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Morgan Stanley	792,278	$18,222,394	0.53%
Other securities[a]		58,188,923	1.69

		306,889,109	8.90

ELECTRIC
Dominion Resources Inc.	414,315	17,724,396	0.51
Duke Energy Corp.	903,659	15,750,776	0.46
Exelon Corp.	469,970	29,429,521	0.85
Southern Co. (The)	550,224	20,737,943	0.60
Other securities[a]		147,021,306	4.27

		230,663,942	6.69

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,059,259	0.41

		14,059,259	0.41

ELECTRONICS
Other securities[a]		27,799,361	0.81

		27,799,361	0.81

ENGINEERING & CONSTRUCTION
Other securities[a]		3,418,365	0.10

		3,418,365	0.10

ENVIRONMENTAL CONTROL
Other securities[a]		13,719,242	0.40

		13,719,242	0.40

FOOD
Kraft Foods Inc.	1,085,286	35,543,116	1.03
Other securities[a]		68,976,623	2.00

		104,519,739	3.03

FOREST PRODUCTS & PAPER
Other securities[a]		23,469,218	0.68

		23,469,218	0.68

GAS
Other securities[a]		13,207,595	0.38

		13,207,595	0.38

HAND & MACHINE TOOLS
Other securities[a]		4,513,376	0.13

		4,513,376	0.13

HEALTH CARE - PRODUCTS
Covidien Ltd.	358,488	19,272,315	0.56
Other securities[a]		17,179,668	0.50

		36,451,983	1.06

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$17,670,907	0.51%

		17,670,907	0.51

HOME BUILDERS
Other securities[a]		7,592,598	0.22

		7,592,598	0.22

HOME FURNISHINGS
Other securities[a]		4,227,822	0.12

		4,227,822	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,307,047	0.50

		17,307,047	0.50

HOUSEWARES
Other securities[a]		3,425,368	0.10

		3,425,368	0.10

INSURANCE
Allstate Corp. (The)	386,870	17,842,444	0.52
MetLife Inc.	490,570	27,471,920	0.80
Travelers Companies Inc. (The)	422,072	19,077,654	0.55
Other securities[a]		113,117,979	3.28

		177,509,997	5.15

INTERNET
Other securities[a]		1,933,728	0.06

		1,933,728	0.06

INVESTMENT COMPANIES
Other securities[a]		3,775,403	0.11

		3,775,403	0.11

IRON & STEEL
Other securities[a]		2,850,213	0.08

		2,850,213	0.08

LEISURE TIME
Other securities[a]		11,034,962	0.32

		11,034,962	0.32

LODGING
Other securities[a]		6,119,416	0.18

		6,119,416	0.18

MACHINERY
Other securities[a]		5,962,785	0.17

		5,962,785	0.17

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	7,109,755	$181,298,752	5.26%
Other securities[a]		71,461,728	2.07

		252,760,480	7.33

MEDIA
Comcast Corp. Class A	2,085,919	40,946,590	1.19
Time Warner Inc.	2,561,303	33,578,682	0.97
Walt Disney Co. (The)	764,103	23,450,321	0.68
Other securities[a]		37,325,607	1.08

		135,301,200	3.92

METAL FABRICATE & HARDWARE
Other securities[a]		2,974,103	0.09

		2,974,103	0.09

MINING
Other securities[a]		23,120,093	0.67

		23,120,093	0.67

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,305,366	0.07

		2,305,366	0.07

OIL & GAS
Chevron Corp.	631,396	52,077,542	1.51
Occidental Petroleum Corp.	239,336	16,861,221	0.49
Other securities[a]		41,319,616	1.20

		110,258,379	3.20

OIL & GAS SERVICES
Other securities[a]		9,907,545	0.29

		9,907,545	0.29

PACKAGING & CONTAINERS
Other securities[a]		4,347,529	0.13

		4,347,529	0.13

PHARMACEUTICALS
Abbott Laboratories	551,057	31,729,862	0.92
Bristol-Myers Squibb Co.	1,415,417	29,511,444	0.85
Eli Lilly and Co.	457,460	20,141,964	0.58
Merck & Co. Inc.	1,010,960	31,905,898	0.92
Pfizer Inc.	4,817,675	88,837,927	2.58
Other securities[a]		59,039,920	1.72

		261,167,015	7.57

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$26,576,221	0.77%

		26,576,221	0.77

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	160,782	15,595,854	0.45
Other securities[a]		70,060,266	2.03

		85,656,120	2.48

RETAIL
McDonald’s Corp.	409,773	25,282,994	0.73
Wal-Mart Stores Inc.	689,241	41,278,644	1.20
Other securities[a]		86,319,661	2.50

		152,881,299	4.43

SAVINGS & LOANS
Other securities[a]		4,755,348	0.14

		4,755,348	0.14

SEMICONDUCTORS
Intel Corp.	1,728,314	32,371,321	0.94
Other securities[a]		44,625,218	1.29

		76,996,539	2.23

SOFTWARE
Other securities[a]		16,470,580	0.48

		16,470,580	0.48

TELECOMMUNICATIONS
AT&T Inc.	4,211,649	117,589,240	3.41
Verizon Communications Inc.	2,035,210	65,309,889	1.89
Other securities[a]		55,619,455	1.61

		238,518,584	6.91

TEXTILES
Other securities[a]		1,248,684	0.04

		1,248,684	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		7,780,438	0.22

		7,780,438	0.22

TRANSPORTATION
CSX Corp.	291,231	15,892,476	0.46
Norfolk Southern Corp.	268,052	17,747,723	0.52
Union Pacific Corp.	363,756	25,884,877	0.75

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
United Parcel Service Inc. Class B	302,505	$19,024,539	0.55%
Other securities[a]		19,399,660	0.56

		97,949,275	2.84

TOTAL COMMON STOCKS
(Cost: $4,236,965,278)		3,440,135,487	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[b,c]	2,309,503	2,309,503	0.07
BGI Cash Premier Fund LLC 2.67%[b,c,d]	39,628,949	39,628,949	1.15

		41,938,452	1.22

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,938,452)		41,938,452	1.22

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,278,903,730)		3,482,073,939	100.96

Other Assets, Less Liabilities		(32,972,801)	(0.96)

NET ASSETS		$3,449,101,138	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$21,713,423,813	$6,271,731,367	$4,236,965,278
Affiliated issuers (Note 2)	268,182,861	36,542,416	41,938,452

Total cost of investments	$21,981,606,674	$6,308,273,783	$4,278,903,730

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$16,736,648,229	$5,479,894,868	$3,440,135,487
Affiliated issuers (Note 2)	268,182,861	36,542,416	41,938,452

Total fair value of investments	17,004,831,090	5,516,437,284	3,482,073,939
Receivables:
Investment securities sold	20,083,270	7,073,880	8,776,710
Dividends and interest	24,793,969	3,960,429	8,136,015
Capital shares sold	731,408	24,049	79,577

Total Assets	17,050,439,737	5,527,495,642	3,499,066,241

LIABILITIES
Payables:
Investment securities purchased	30,378,834	7,278,984	9,668,307
Collateral for securities on loan (Note 5)	257,164,367	33,021,703	39,628,949
Capital shares redeemed	227,739	46,491	138,580
Investment advisory fees (Note 2)	1,336,477	852,813	529,267

Total Liabilities	289,107,417	41,199,991	49,965,103

NET ASSETS	$16,761,332,320	$5,486,295,651	$3,449,101,138

Net assets consist of:
Paid-in capital	$22,099,948,718	$6,418,789,995	$4,436,522,804
Undistributed net investment income	5,116,190	568,946	1,637,612
Accumulated net realized loss	(366,957,004)	(141,226,791)	(192,229,487)
Net unrealized depreciation	(4,976,775,584)	(791,836,499)	(796,829,791)

NET ASSETS	$16,761,332,320	$5,486,295,651	$3,449,101,138

Shares outstanding[b]	143,600,000	97,100,000	57,700,000

Net asset value per share	$116.72	$56.50	$59.78

[a]	Securities on loan with market values of $245,599,082, $32,187,962 and $36,105,789, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$187,324,044	$40,697,983	$56,709,836
Interest from affiliated issuers (Note 2)	190,266	50,945	51,585
Securities lending income from affiliated issuers (Note 2)	1,800,011	226,411	518,312

Total investment income	189,314,321	40,975,339	57,279,733

EXPENSES
Investment advisory fees (Note 2)	8,185,341	5,430,883	3,333,096

Total expenses	8,185,341	5,430,883	3,333,096

Net investment income	181,128,980	35,544,456	53,946,637

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(506,073,171)	(59,690,452)	(138,312,431)
In-kind redemptions	489,939,636	123,782,099	57,062,408

Net realized gain (loss)	(16,133,535)	64,091,647	(81,250,023)

Net change in unrealized appreciation (depreciation)	(2,043,096,739)	(694,242,349)	(453,907,903)

Net realized and unrealized loss	(2,059,230,274)	(630,150,702)	(535,157,926)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,878,101,294)	$(594,606,246)	$(481,211,289)

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$181,128,980	$353,739,245	$35,544,456	$65,855,472
Net realized gain (loss)	(16,133,535)	3,382,082,699	64,091,647	100,837,129
Net change in unrealized appreciation (depreciation)	(2,043,096,739)	(4,650,112,864)	(694,242,349)	(404,975,186)

Net decrease in net assets resulting from operations	(1,878,101,294)	(914,290,920)	(594,606,246)	(238,282,585)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(176,521,202)	(354,510,558)	(35,048,230)	(66,102,111)

Total distributions to shareholders	(176,521,202)	(354,510,558)	(35,048,230)	(66,102,111)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,144,642,563	19,091,665,615	1,064,167,865	2,460,837,443
Cost of shares redeemed	(6,763,702,639)	(20,005,350,295)	(633,384,821)	(940,718,890)

Net increase (decrease) in net assets from capital share transactions	2,380,939,924	(913,684,680)	430,783,044	1,520,118,553

INCREASE (DECREASE) IN NET ASSETS	326,317,428	(2,182,486,158)	(198,871,432)	1,215,733,857

NET ASSETS
Beginning of period	16,435,014,892	18,617,501,050	5,685,167,083	4,469,433,226

End of period	$16,761,332,320	$16,435,014,892	$5,486,295,651	$5,685,167,083

Undistributed net investment income included in net assets at end of period	$5,116,190	$508,412	$568,946	$72,720

SHARES ISSUED AND REDEEMED
Shares sold	69,400,000	133,800,000	16,700,000	35,850,000
Shares redeemed	(50,000,000)	(140,550,000)	(10,150,000)	(14,450,000)

Net increase (decrease) in shares outstanding	19,400,000	(6,750,000)	6,550,000	21,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,946,637	$105,300,515
Net realized gain (loss)	(81,250,023)	454,250,897
Net change in unrealized appreciation (depreciation)	(453,907,903)	(918,866,908)

Net decrease in net assets resulting from operations	(481,211,289)	(359,315,496)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,745,683)	(104,826,503)

Total distributions to shareholders	(52,745,683)	(104,826,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	658,253,874	1,602,161,754
Cost of shares redeemed	(431,937,102)	(1,880,354,481)

Net increase (decrease) in net assets from capital share transactions	226,316,772	(278,192,727)

DECREASE IN NET ASSETS	(307,640,200)	(742,334,726)

NET ASSETS
Beginning of period	3,756,741,338	4,499,076,064

End of period	$3,449,101,138	$3,756,741,338

Undistributed net investment income included in net assets at end of period	$1,637,612	$436,658

SHARES ISSUED AND REDEEMED
Shares sold	10,150,000	20,900,000
Shares redeemed	(6,700,000)	(24,700,000)

Net increase (decrease) in shares outstanding	3,450,000	(3,800,000)

See notes to financial statements.

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$132.33	$142.17	$129.59	$117.89	$112.92	$85.04

Income from investment operations:
Net investment income	1.38 [a]	2.75 [a]	2.51 [a]	2.16	2.20	1.66
Net realized and unrealized gain (loss)[b]	(15.68)	(9.75)	12.57	11.46	5.23	27.91

Total from investment operations	(14.30)	(7.00)	15.08	13.62	7.43	29.57

Less distributions from:
Net investment income	(1.31)	(2.84)	(2.50)	(1.89)	(2.46)	(1.69)
Return of capital	–	–	–	(0.03)	–	–

Total distributions	(1.31)	(2.84)	(2.50)	(1.92)	(2.46)	(1.69)

Net asset value, end of period	$116.72	$132.33	$142.17	$129.59	$117.89	$112.92

Total return	(10.87)%[c]	(5.11)%	11.75%	11.62%	6.63%	34.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,761,332	$16,435,015	$18,617,501	$16,665,414	$12,513,826	$8,491,679
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.09%	0.10%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	2.09%	1.89%	1.86%	1.78%	2.02%	1.66%
Portfolio turnover rate[e]	3%	4%	5%	7%	6%	3%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$62.78	$64.63	$60.70	$56.55	$55.47	$44.38

Income from investment operations:
Net investment income	0.38 [a]	0.80 [a]	0.84 [a]	0.74	1.01	0.61
Net realized and unrealized gain (loss)[b]	(6.30)	(1.86)	3.90	4.07	1.17	11.10

Total from investment operations	(5.92)	(1.06)	4.74	4.81	2.18	11.71

Less distributions from:
Net investment income	(0.36)	(0.79)	(0.81)	(0.66)	(1.10)	(0.62)

Total distributions	(0.36)	(0.79)	(0.81)	(0.66)	(1.10)	(0.62)

Net asset value, end of period	$56.50	$62.78	$64.63	$60.70	$56.55	$55.47

Total return	(9.47)%[c]	(1.74)%	7.86%	8.54%	3.95%	26.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,486,296	$5,685,167	$4,469,433	$3,414,285	$2,341,101	$1,469,921
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.18%	1.19%	1.35%	1.28%	1.93%	1.22%
Portfolio turnover rate[e]	3%	26%	23%	12%	22%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$69.25	$77.50	$68.56	$60.91	$57.02	$40.36

Income from investment operations:
Net investment income	0.98 [a]	1.86 [a]	1.60 [a]	1.36	1.11	0.91
Net realized and unrealized gain (loss)[b]	(9.51)	(8.24)	8.88	7.48	4.04	16.68

Total from investment operations	(8.53)	(6.38)	10.48	8.84	5.15	17.59

Less distributions from:
Net investment income	(0.94)	(1.87)	(1.54)	(1.19)	(1.26)	(0.93)

Total distributions	(0.94)	(1.87)	(1.54)	(1.19)	(1.26)	(0.93)

Net asset value, end of period	$59.78	$69.25	$77.50	$68.56	$60.91	$57.02

Total return	(12.39)%[c]	(8.47)%	15.43%	14.63%	9.10%	43.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,449,101	$3,756,741	$4,499,076	$3,088,724	$2,704,486	$1,898,846
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.91%	2.38%	2.18%	2.12%	1.95%	1.91%
Portfolio turnover rate[e]	3%	20%	20%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P 500	$17,004,831,090	$–	$–	$17,004,831,090
S&P 500 Growth	5,516,437,284	–	–	5,516,437,284
S&P 500 Value	3,482,073,939	–	–	3,482,073,939

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$138,486,579
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	54,430,488
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	27,579,348

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 500	$22,298,164,879	$–	$(5,293,333,789)	$(5,293,333,789)
S&P 500 Growth	6,395,264,111	146,683,329	(1,025,510,156)	(878,826,827)
S&P 500 Value	4,376,263,807	25,018,843	(919,208,711)	(894,189,868)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$1,800,011
S&P 500 Growth	226,411
S&P 500 Value	518,312

Cross trades for the six months ended September 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$489,098,182	$428,679,882
S&P 500 Growth	178,940,824	164,588,283
S&P 500 Value	139,075,219	123,908,575

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$9,125,684,792	$6,745,426,934
S&P 500 Growth	1,062,902,325	632,747,517
S&P 500 Value	656,481,101	430,544,311

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	29

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Index Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Growth Index and iShares S&P 500 Value Index Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

each Fund for the one-, three- and five-year periods and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with in their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	33

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.iShares.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A.(BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-32-0908

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES S&P SERIES

SEPTEMBER 30, 2008

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iShares S&P Asia 50 Index Fund

iShares S&P Developed ex-U.S. Property Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares

Dear iShares Shareholder:

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Fund Performance Overview

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of September 30, 2008

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index™ (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (23.49)%, while the total return for the Index was (23.29)%.

Cumulative Total Returns

Inception to 9/30/08

NAV	MARKET	INDEX
(31.77)%	(29.94)%	(31.45)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/13/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	31.38%

Technology	17.45

Communications	12.20

Industrial	9.11

Basic Materials	8.52

Energy	6.38

Consumer Cyclical	5.24

Diversified	4.26

Utilities	3.47

Consumer Non-Cyclical	1.52

Short-Term and Other Net Assets	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	7.78%

China Mobile Ltd. (China)	7.26

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.09

China Life Insurance Co. Ltd. Class H (China)	3.93

Industrial and Commercial Bank of China Class H (China)	3.88

POSCO (South Korea)	3.69

Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.18

China Construction Bank Class H (China)	3.09

PetroChina Co. Ltd. Class H (China)	3.09

CNOOC Ltd. (China)	2.61

TOTAL	44.60%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND*

Performance as of September 30, 2008

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property Index™* (the “Index”). The Index is a free float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (28.68)%, while the total return for the Index was (28.55)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.94)%	(39.10)%	(41.20)%	(31.59)%	(29.61)%	(31.80)%	(35.93)%	(33.75)%	(36.23)%

*	Prior to October 1, 2008, the fund and index names were the iShares S&P World ex-U.S. Property Index Fund and the S&P/Citigroup BMI World ex-U.S. Property Index, respectively. The new fund and index names became effective on October 1, 2008, and are the result of changes in naming conventions by the index provider.

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND*

PORTFOLIO ALLOCATION As of 9/30/08
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	32.13%

REITs - Diversified	26.54

Real Estate Management/Services	14.99

REITs - Shopping Centers	12.50

REITs - Office Property	8.74

Building - Residential/Commercial	1.31

REITs - Warehouse/Industrial	1.28

REITs - Apartments	1.05

REITs - Health Care	0.26

REITs - Hotels	0.19

REITs - Storage	0.15

Diversified Operations	0.10

Storage/Warehousing	0.09

Theaters	0.06

REITs - Regional Malls	0.05

Retirement/Aged Care Facilities	0.05

Investment Management/Advisory Services	0.01

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Westfield Group (Australia)	6.96%

Mitsubishi Estate Co. Ltd. (Japan)	6.14

Unibail-Rodamco (France)	4.44

Cheung Kong (Holdings) Ltd. (Hong Kong)	4.32

Mitsui Fudosan Co. Ltd. (Japan)	4.19

Sun Hung Kai Properties Ltd. (Hong Kong)	3.93

Land Securities Group PLC (United Kingdom)	2.83

Sumitomo Realty & Development Co. Ltd. (Japan)	2.13

British Land Co. PLC (United Kingdom)	1.83

Stockland Corp. Ltd. (Australia)	1.70

TOTAL	38.47%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2008

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index™ (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (23.45)%, while the total return for the Index was (23.15)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.60)%	(29.36)%	(30.41)%	10.51%	10.78%	10.96%	1.96%	2.16%	2.36%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.60)%	(29.36)%	(30.41)%	64.82%	66.84%	68.21%	17.25%	19.13%	21.05%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	26.03%

Consumer Non-Cyclical	21.01

Energy	10.73

Communications	10.52

Industrial	8.34

Utilities	8.06

Basic Materials	7.34

Consumer Cyclical	5.74

Technology	1.33

Diversified	0.49

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.04%

Nestle SA Registered (Switzerland)	2.62

BP PLC (United Kingdom)	2.45

Total SA (France)	2.22

Novartis AG Registered (Switzerland)	2.15

Vodafone Group PLC (United Kingdom)	1.82

GlaxoSmithKline PLC (United Kingdom)	1.80

Telefonica SA (Spain)	1.74

Roche Holding AG Genusschein (Switzerland)	1.70

Royal Dutch Shell PLC Class A (United Kingdom)	1.61

TOTAL	21.15%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2008

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index™ (the “Index”). The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (22.65)%, while the total return for the Index was (23.28)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.44)%	(17.86)%	(18.24)%	33.71%	33.39%	33.95%	26.91%	26.84%	27.24%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.44)%	(17.86)%	(18.24)%	327.31%	322.26%	331.20%	422.00%	419.89%	432.05%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Basic Materials	25.34%

Communications	18.21

Financial	16.69

Energy	15.39

Utilities	6.91

Consumer Non-Cyclical	6.58

Industrial	5.87

Consumer Cyclical	3.21

Diversified	1.49

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Petroleo Brasileiro SA ADR (Brazil)	11.56%

America Movil SAB de CV Series L (Mexico)	11.33

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	9.37

Companhia Vale do Rio Doce ADR (Brazil)	7.52

Banco Bradesco SA Preferred SP ADR (Brazil)	5.74

Banco Itau Holding Financiera SA Preferred ADR (Brazil)	5.30

Petroleo Brasileiro SA SP ADR (Brazil)	3.83

Unibanco - Uniao de Bancos Brasileiros SA GDR (Brazil)	3.65

Cemex SAB de CV Series CPO (Mexico)	3.39

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.21

TOTAL	64.90%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2008

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index™ (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (15.03)%, while the total return for the Index was (13.28)%.

Average Annual Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.34)%	(23.50)%	(24.77)%	4.26%	4.88%	4.73%	3.11%	3.58%	3.59%

Cumulative Total Returns

Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.34)%	(23.50)%	(24.77)%	23.19%	26.88%	26.00%	23.66%	27.63%	27.76%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Cyclical	26.92%

Financial	20.61

Industrial	19.90

Consumer Non-Cyclical	10.27

Basic Materials	6.48

Communications	5.01

Utilities	4.84

Technology	4.55

Energy	0.48

Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Toyota Motor Corp.	6.47%

Mitsubishi UFJ Financial Group Inc.	4.85

Mizuho Financial Group Inc.	2.80

Sumitomo Mitsui Financial Group Inc.	2.77

Nintendo Co. Ltd.	2.69

Honda Motor Co. Ltd.	2.64

Canon Inc.	2.36

Nippon Telegraph and Telephone Corp.	2.19

Takeda Pharmaceutical Co. Ltd.	1.99

Matsushita Electric Industrial Co. Ltd.	1.85

TOTAL	30.61%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
S&P Asia 50
Actual	$1,000.00	$ 765.10	0.55%	$2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.79
S&P Developed ex-U.S. Property
Actual	1,000.00	713.20	0.48	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Europe 350
Actual	1,000.00	765.50	0.60	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04
S&P Latin America 40
Actual	1,000.00	773.50	0.50	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
S&P/TOPIX 150
Actual	1,000.00	849.70	0.50	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54

a	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.53%

CHINA – 24.75%
China Communications Construction Co. Ltd. Class H	231,000	$197,549
China Construction Bank Class H	1,716,000	1,113,891
China COSCO Holdings Co. Ltd. Class H	137,500	121,662
China Life Insurance Co. Ltd. Class H	385,000	1,415,669
China Mobile Ltd.	264,000	2,614,720
CNOOC Ltd.	825,000	940,356
Industrial and Commercial Bank of China Class H	2,365,000	1,395,056
PetroChina Co. Ltd. Class H	1,078,000	1,110,718

		8,909,621

HONG KONG – 17.54%
BOC Hong Kong (Holdings) Ltd.	181,500	317,915
Cheung Kong (Holdings) Ltd.	77,000	855,352
CLP Holdings Ltd.	93,500	750,832
Esprit Holdings Ltd.	53,900	328,703
Hang Seng Bank Ltd.	37,400	695,077
Hong Kong and China Gas Co. Ltd. (The)	220,000	497,556
Hong Kong Exchanges and Clearing Ltd.[a]	55,000	659,489
Hutchison Whampoa Ltd.	110,000	833,038
Li & Fung Ltd.	110,000	263,229
Sun Hung Kai Properties Ltd.	77,000	777,502
Swire Pacific Ltd. Class A	38,500	334,207

		6,312,900

SINGAPORE – 9.94%
DBS Group Holdings Ltd.	55,000	645,520
Keppel Corp. Ltd.	66,000	362,384
Oversea-Chinese Banking Corp.	143,000	717,150
Singapore Airlines Ltd.	23,000	228,761
Singapore Telecommunications Ltd.	374,000	850,178
United Overseas Bank Ltd.	66,000	775,547

		3,579,540

Security	Shares	Value
SOUTH KOREA – 24.26%
Hyundai Heavy Industries Co. Ltd.	2,090	$465,810
Hyundai Mobis	3,410	259,645
Hyundai Motor Co. Ltd.	8,360	509,101
Kookmin Bank	17,380	784,796
KT&G Corp.	7,375	548,718
LG Electronics Inc.	4,950	442,935
POSCO	3,630	1,329,351
Samsung C&T Corp.	6,930	296,848
Samsung Electronics Co. Ltd.	6,270	2,800,058
Shinhan Financial Group Ltd.	20,020	695,006
SK Energy Co. Ltd.	3,305	243,709
SK Telecom Co. Ltd. ADR	19,068	358,860

		8,734,837

TAIWAN – 23.04%
ASUSTeK Computer Inc.	220,507	425,640
AU Optronics Corp.	436,499	481,660
Cathay Financial Holding Co. Ltd.	336,750	451,666
China Steel Corp.	495,600	483,715
Chunghwa Telecom Co. Ltd.[b]	244,181	566,971
Formosa Chemicals & Fibre Co.	220,000	374,742
Formosa Plastics Corp.	253,000	401,856
Hon Hai Precision Industry Co. Ltd.	328,900	1,145,013
HTC Corp.	33,300	502,013
MediaTek Inc.	55,500	560,667
Nan Ya Plastic Corp.	330,000	479,539
Taiwan Semiconductor Manufacturing Co. Ltd.	1,342,999	2,191,612
United Microelectronics Corp.	715,430	227,940

		8,293,034

TOTAL COMMON STOCKS
(Cost: $48,255,589)		35,829,932

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.28%

MONEY MARKET FUNDS – 0.28%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	32,089	$32,089
BGI Cash Premier Fund LLC 2.67%[c,d,e]	69,300	69,300

		101,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $101,389)		101,389

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $48,356,978)		35,931,321

Other Assets, Less Liabilities – 0.19%		68,350

NET ASSETS – 100.00%		$35,999,671

ADR - American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.50%

AUSTRALIA – 16.89%
Abacus Property Group	181,860	$129,106
APN/UKA European Retail Property Group	144,788	21,700
Aspen Group Ltd.	36,400	32,732
Australand Property Group	148,344	64,943
Babcock & Brown Communities Ltd.	122,696	40,165
Babcock & Brown Japan Property Trust	181,748	83,867
Becton Property Group Ltd.	29,932	12,277
Centro Retail Group	401,856	36,453
CFS Retail Property Trust	417,788	741,490
Challenger Diversified Property Group	87,500	41,412
Charter Hall Group	112,812	78,308
Commonwealth Property Office Fund	375,116	426,084
Dexus Property Group	714,868	806,360
FKP Property Group	54,796	166,409
Galileo Japan Trust	48,356	10,680
Goodman Group	400,876	768,393
GPT Group	503,524	695,064
ING Industrial Fund	243,802	298,082
ING Office Fund	323,624	362,490
ING Real Estate Community Living Group	57,288	14,234
Lend Lease Corp. Ltd.	97,692	707,406
Macquarie CountryWide Trust	306,544	229,712
Macquarie DDR Trust	271,824	66,469
Macquarie Leisure Trust Group	101,612	118,624
Macquarie Office Trust	497,952	306,372
Mirvac Group	253,708	488,305
Mirvac Real Estate Investment Trust	263,452	128,843
Stockland Corp. Ltd.	343,924	1,464,951
Sunland Group Ltd.	41,384	78,671
Tishman Speyer Office Fund	120,428	88,344
Valad Property Group	324,604	75,534
Westfield Group	457,772	6,008,547

		14,592,027

Security	Shares	Value
AUSTRIA – 1.89%
Atrium European Real Estate Ltd.[a]	55,412	$408,631
CA Immo International AG	3,573	20,728
CA Immobilien Anlagen AGa	25,816	250,211
conwert Immobilien Invest SEa	29,093	269,712
Immoeast AGa	91,214	226,779
IMMOFINANZ AG	92,141	315,799
Sparkassen Immobilien AGa	21,364	144,343

		1,636,203

BELGIUM – 0.86%
Aedifica	436	20,853
Befimmo SCA	2,914	292,783
Cofinimmo SA	2,469	426,574

		740,210

CANADA – 3.59%
Artis Real Estate Investment Trust	5,600	73,476
Boardwalk Real Estate Investment Trust	7,392	248,208
Brookfield Properties Corp.	50,148	783,916
Calloway Real Estate Investment Trust	12,320	216,226
Canadian Real Estate Investment Trust	11,340	302,272
Chartwell Seniors Housing Real Estate Investment Trust	23,996	160,244
Dundee Real Estate Investment Trust	1,540	43,193
Extendicare Real Estate Investment Trust	6,720	43,928
First Capital Realty Inc.	2,940	58,430
H&R Real Estate Investment Trust	23,072	325,074
Melcor Developments Ltd.	2,268	22,334
MI Developments Inc. Class A	12,982	240,055
RioCan Real Estate Investment Trust	30,744	584,402

		3,101,758

CHINA – 0.17%
Hopson Development Holdings Ltd.[b]	168,000	84,169
RREEF China Commercial Trust	140,000	60,224

		144,393

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2008

Security	Shares	Value
DENMARK – 0.11%
Jeudan A/S	560	$55,876
TK Development A/Sa	7,252	38,227

		94,103

FINLAND – 0.36%
Citycon OYJ	41,916	135,418
Sponda OYJ	19,880	118,400
Technopolis OYJ	8,176	56,044

		309,862

FRANCE – 8.10%
ANF SA	2,113	103,465
Fonciere des Regions	5,432	559,283
GAGFAH SA	19,040	239,364
Gecina SA	2,968	316,844
Icade	4,480	358,691
Klepierre	16,044	617,041
Mercialys	5,152	217,682
Orco Property Group[b]	1,978	47,455
ProLogis European Properties	28,980	254,824
Societe de la Tour Eiffel	1,456	129,132
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,632	321,643
Unibail-Rodamco	19,208	3,834,471

		6,999,895

GERMANY – 0.93%
Alstria Office REIT AG	3,808	46,803
Colonia Real Estate AG	3,696	20,143
Deutsche EuroShop AG	9,828	318,065
Deutsche Wohnen AG Bearer[a]	5,908	73,609
DIC Asset AG	4,648	64,635
IVG Immobilien AG	21,924	209,102
PATRIZIA Immobilien AGa,b	4,872	14,645
TAG Tegernsee Immobilien-und Beteiligungs-AG	4,004	20,247
Vivacon AG	3,416	32,292

		799,541

HONG KONG – 18.38%
Champion REIT	504,000	205,122
Cheung Kong (Holdings) Ltd.[b]	336,000	3,732,444
Chinese Estates Holdings Ltd.	280,000	341,870
Far East Consortium International Ltd.	308,000	59,899
Great Eagle Holdings Ltd.	84,000	183,917

Security	Shares	Value
Hang Lung Development Co. Ltd.	224,000	$698,165
Hang Lung Properties Ltd.	448,000	1,031,669
Henderson Land Development Co. Ltd.	231,929	1,015,615
HKR International Ltd.	246,400	90,761
Hongkong Land Holdings Ltd.	308,000	911,680
Hopewell Holdings Ltd.	140,000	501,265
Hysan Development Co. Ltd.	140,000	360,262
K. Wah International Holdings Ltd.	308,000	67,436
Kerry Properties Ltd.	154,000	489,906
Kowloon Development Co. Ltd.[b]	112,000	99,532
Link REIT (The)	518,000	1,068,777
Neo-China Land Group (Holdings) Ltd.[b]	69,000	43,990
New World China Land Ltd.[b]	280,000	64,552
Regal Real Estate Investment Trust	252,000	37,324
Shui On Land Ltd.	462,000	189,814
Sino Land Co. Ltd.	504,000	551,753
Sinolink Worldwide Holdings Ltd.	448,000	42,698
SRE Group Ltd.	392,000	29,787
Sun Hung Kai Properties Ltd.	336,000	3,392,737
Sunlight Real Estate Investment Trust	280,000	58,421
Tian An China Investments Co. Ltd.	201,200	74,371
Tomson Group Ltd.	163,128	39,078
Wheelock and Co. Ltd.	196,000	351,896
Wheelock Properties Ltd.	280,000	144,249

		15,878,990

ITALY – 0.41%
Beni Stabili SpA	192,976	176,191
Immobiliare Grande Distribuzione SpA	42,680	94,002
Pirelli & C. Real Estate SpA	5,292	66,752
Risanamento SpA[a]	13,951	16,461

		353,406

JAPAN – 24.98%
AEON Mall Co. Ltd.	19,600	572,317
Creed Office Investment Corp.	28	45,363

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2008

Security	Shares	Value
DA Office Investment Corp.	84	$304,620
Daibiru Corp.	16,800	124,222
Daito Trust Construction Co. Ltd.	16,800	612,405
Daiwa House Industry Co. Ltd.	112,000	1,042,302
Frontier Real Estate Investment Corp.	28	160,354
Fukuoka REIT Corp.	28	142,684
Global One Real Estate Investment Corp.	28	256,092
Hankyu REIT Inc.	28	131,870
Heiwa Real Estate Co. Ltd.	42,000	146,376
Japan Excellent Inc.	28	122,112
Japan Logistics Fund Inc.	28	164,838
Japan Prime Realty Investment Corp.	112	259,521
Japan Real Estate Investment Corp.	84	661,461
Japan Retail Fund Investment Corp.	84	338,643
Kenedix Realty Investment Corp.	56	203,080
Leopalace21 Corp.	30,800	233,252
MID REIT Inc.	56	129,919
Mitsubishi Estate Co. Ltd.	280,000	5,301,182
Mitsui Fudosan Co. Ltd.	196,000	3,620,364
Mori Hills REIT Investment Corp.	28	114,727
MORI TRUST Sogo REIT Inc.	28	209,146
New City Residence Investment Corp.	84	117,101
Nippon Accommodations Fund Inc.	28	132,925
Nippon Building Fund Inc.	112	1,057,072
Nippon Commercial Investment Corp.	84	177,234
Nippon Residential Investment Corp.	56	137,092
Nomura Real Estate Holdings Inc.	11,200	257,938
Nomura Real Estate Office Fund Inc.	56	374,511
NTT Urban Development Corp.	280	331,785
ORIX JREIT Inc.	56	281,147
Pacific Holdings Co.	112	12,871
Premier Investment Co.	28	117,101
re-plus residential investment inc.	28	44,836
Sankei Building Co. Ltd. (The)	5,600	24,475
Shoei Co. Ltd.	14,000	132,661
Sumitomo Realty & Development Co. Ltd.	88,000	1,836,010
Sun Frontier Fudousan Co. Ltd.	28	11,473

Security	Shares	Value
TOC Co. Ltd.	28,000	$104,969
Toho Real Estate Co. Ltd.	5,600	27,271
Tokyo Tatemono Co. Ltd.	56,000	256,883
Tokyo Theatres Co. Inc.	28,000	52,748
Tokyu Land Corp.	112,000	399,830
TOKYU REIT Inc.	56	356,577
Top REIT Inc.	56	198,333
United Urban Investment Corp.	56	241,059

		21,580,752

NETHERLANDS – 2.52%
Corio NV	10,984	769,660
Eurocommercial Properties NV	6,216	266,305
Nieuwe Steen Investments NV	8,051	178,114
Plaza Centers NV	14,002	18,157
VastNed Offices/Industrial NV	7,028	145,117
VastNed Retail NV	4,928	343,683
Wereldhave NV	4,704	453,801

		2,174,837

NEW ZEALAND – 0.35%
Kiwi Income Property Trust	389,988	302,149

		302,149

NORWAY – 0.07%
Norwegian Property ASA	33,656	56,925

		56,925

SINGAPORE – 5.53%
Allco Commercial REIT[b]	168,000	59,341
Allgreen Properties Ltd.	228,000	101,266
Ascendas India Trust	112,000	41,128
Ascendas Real Estate Investment Trust	224,000	292,984
Ascott Residence Trust	84,000	41,421
Bukit Sembawang Estates Ltd.	28,000	121,424
Cambridge Industrial Trust	224,000	68,154
CapitaCommercial Trust	196,000	179,590
CapitaLand Ltd.	392,000	839,001
CapitaMall Trust Management Ltd.	280,000	440,652
CapitaRetail China Trust	84,000	42,303
CDL Hospitality Trusts	140,000	84,213
City Developments Ltd.	140,000	860,740
Frasers Centrepoint Trust	56,000	32,119
GuocoLand Ltd.[b]	56,000	71,679

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2008

Security	Shares	Value
Ho Bee Investment Ltd.	56,000	$23,697
Hong Fok Corp. Ltd.	84,400	25,384
Keppel Land Ltd.[b]	84,000	166,273
Macquarie Prime REIT	252,000	145,415
Mapletree Logistics Trust[b]	364,000	185,857
Singapore Land Ltd.	28,000	94,006
Suntec REIT	336,000	272,617
United Industrial Corp. Ltd.	168,000	240,890
UOL Group Ltd.	112,000	195,062
Wheelock Properties (Singapore) Ltd.	84,000	72,267
Wing Tai Holdings Ltd.	127,000	83,500

		4,780,983

SPAIN – 0.49%
Inmobiliaria Colonial SAa,b	204,636	60,363
Metrovacesa SA	3,136	220,469
Realia Business SA	36,260	141,083

		421,915

SWEDEN – 1.40%
Castellum AB	42,788	365,119
Fabege AB	34,328	189,050
Hufvudstaden AB Class A	26,684	202,826
Kungsleden AB	36,708	229,532
Lennart Wallenstam Byggnads AB Class B	10,948	135,815
Wihlborgs Fastigheter AB	6,272	84,778

		1,207,120

SWITZERLAND – 1.66%
Allreal Holding AG Registered	2,212	250,545
Mobimo Holding AG Registered[a]	1,848	288,428
PSP Swiss Property AG Registered[a]	10,276	594,336
Swiss Prime Site AG Registered[a]	5,292	302,063

		1,435,372

UNITED KINGDOM – 10.81%
A&J Mucklow Group PLC	5,348	26,691
Big Yellow Group PLC	22,736	131,709
British Land Co. PLC	118,860	1,577,314
Brixton PLC	63,420	234,564
Capital & Regional PLC	16,240	48,920

Security	Shares	Value
CLS Holdings PLC[a]	5,824	$35,840
Daejan Holdings PLC	560	27,599
Derwent London PLC	19,992	371,670
Development Securities PLC	14,168	97,669
Grainger PLC	25,312	90,235
Great Portland Estates PLC	40,320	239,681
Hammerson PLC	67,984	1,176,639
Helical Bar PLC	22,848	122,176
Land Securities Group PLC	109,592	2,441,778
Liberty International PLC	64,176	1,096,433
Local Shopping REIT PLC (The)	32,172	30,966
Mapeley Ltd.	1,876	29,476
Minerva PLC[a]	22,540	13,861
MWB Group Holdings PLC[a]	12,712	16,087
Primary Health Properties PLC	5,432	26,675
Quintain Estates and Development PLC	23,912	85,777
Safestore Holdings Ltd.	33,796	78,613
SEGRO PLC	105,112	780,810
Shaftesbury PLC	33,012	248,608
St. Modwen Properties PLC	17,556	90,749
UNITE Group PLC	31,864	128,927
Workspace Group PLC	39,424	90,650

		9,340,117

TOTAL COMMON STOCKS
(Cost: $126,644,405)		85,950,558

SHORT-TERM INVESTMENTS – 1.81%

MONEY MARKET FUNDS – 1.81%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[c,d]	53,421	53,421
BGI Cash Premier Fund LLC 2.67%[c,d,e]	1,508,566	1,508,566

		1,561,987

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,561,987)		1,561,987

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 101.31%
(Cost: $128,206,392)	$87,512,545

Other Assets, Less Liabilities – (1.31)%	(1,133,568)

NET ASSETS – 100.00%	$86,378,977

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.34%

AUSTRIA – 0.41%
Erste Group Bank AG	51,410	$2,487,740
OMV AG	43,248	1,781,748
Telekom Austria AG	79,968	1,391,732
voestalpine AG	27,608	843,456

		6,504,676

BELGIUM – 1.38%
AGFA-Gevaert NVa	41,209	258,164
Belgacom SA	43,480	1,617,550
Delhaize Group	26,554	1,529,076
Dexia SAb	199,920	2,106,132
Fortis[b]	564,944	3,412,259
Groupe Bruxelles Lambert SA	23,395	1,986,002
InBev	51,134	3,004,814
KBC Group NV	52,632	4,415,811
Solvay SA	15,038	1,822,926
UCB SA	27,525	962,322
Umicore	32,870	996,598

		22,111,654

DENMARK – 1.03%
A.P. Moller-Maersk A/S Class B	302	2,581,197
Danske Bank A/S	123,635	2,903,623
Novo Nordisk A/S Class B	118,728	6,057,323
Novozymes A/S Class B	11,021	964,789
Vestas Wind Systems A/Sa	46,519	3,949,710

		16,456,642

FINLAND – 1.78%
Fortum OYJ	109,993	3,643,149
Kone OYJ Class B	45,288	1,208,662
Metso OYJ	31,523	755,839
Nokia OYJ[b]	947,376	17,166,439
Sampo OYJ Class A	84,769	1,883,700
Stora Enso OYJ Class Rb	168,103	1,612,740
UPM-Kymmene OYJ	140,295	2,155,895

		28,426,424

FRANCE – 16.42%
Accor SA	52,632	2,763,116
Air France-KLM	38,055	854,996
Alcatel-Lucent[a]	565,837	2,143,584
ALSTOM	54,672	4,052,090

Security	Shares	Value
AXA	448,800	$14,433,166
BNP Paribas	230,963	21,437,817
Bouygues SA	62,016	2,765,767
Cap Gemini SA	36,317	1,693,621
Carrefour SA	136,680	6,354,788
Casino Guichard-Perrachon SA	12,909	1,136,009
Christian Dior SA	12,332	919,286
Compagnie de Saint-Gobain	79,152	4,018,632
Compagnie Generale des Etablissements Michelin Class B	37,455	2,391,177
Credit Agricole SA	227,256	4,279,079
Dassault Systemes SA	13,834	731,223
Electricite de France	66,504	4,758,085
Essilor International SAb	50,592	2,495,059
European Aeronautic Defence and Space Co.	100,368	1,691,783
France Telecom SA	472,056	13,128,855
GDF Suez	356,605	18,283,040
Groupe Danone	125,256	8,797,042
Hermes International[b]	17,768	2,857,920
Lafarge SA	35,904	3,721,418
Lagardere SCA	32,345	1,440,012
L’Air Liquide SA	62,848	6,834,153
L’Oreal SAb	60,792	5,913,360
LVMH Moet Hennessy Louis Vuitton SA	62,575	5,427,576
Pernod Ricard SA	46,940	4,073,419
PPR SA	18,282	1,609,739
PSA Peugeot Citroen SAb	41,073	1,521,369
Publicis Groupe SA	30,646	950,906
Renault SA	49,238	3,081,520
Safran SA	53,856	930,481
Sanofi-Aventis	257,856	16,860,290
Schneider Electric SA	59,482	5,033,554
Societe Generale	147,696	12,862,594
Societe Television Francaise 1	39,364	686,182
Sodexo	29,794	1,740,966
STMicroelectronics NV	155,135	1,532,128
Suez Environnement SAa	72,216	1,774,154
Technip SAb	24,284	1,342,931
Thales SA	28,888	1,437,662
Thomson[a]	60,061	211,755

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
Total SA	593,232	$35,481,204
Unibail-Rodamco	20,582	4,108,761
Valeo SAb	21,871	652,823
Vallourec SA	13,776	2,923,080
Veolia Environnement	88,128	3,573,169
Vinci SA	120,662	5,589,710
Vivendi	290,100	8,972,907

		262,273,958

GERMANY – 12.86%
Adidas AG	50,160	2,656,238
Allianz SE Registered	113,815	15,392,307
ALTANA AG	24,503	360,014
BASF SE	243,500	11,543,589
Bayer AG	192,168	13,982,311
Bayerische Motoren Werke AG	77,115	2,956,042
Beiersdorf AG	25,296	1,592,190
Commerzbank AG	170,138	2,485,437
Continental AG	40,443	3,311,922
Daimler AG Registered	244,800	12,172,585
Deutsche Bank AG Registered	138,720	9,652,046
Deutsche Boerse AG	49,934	4,479,829
Deutsche Lufthansa AG Registered	58,352	1,131,105
Deutsche Post AG Registered	208,375	4,326,016
Deutsche Telekom AG Registered	733,827	11,101,394
E.ON AGb	500,208	24,999,119
Fresenius Medical Care AG & Co. KGaA	44,806	2,307,891
Hochtief AG	11,424	537,084
Hypo Real Estate Holding AG	42,432	247,349
Infineon Technologies AGa	186,170	1,023,787
Linde AG	32,640	3,460,590
MAN AG	25,970	1,725,445
Merck KGaA	16,399	1,736,828
METRO AG	31,919	1,592,988
Muenchener Rueckversicherungs-Gesellschaft AG Registered	54,267	8,095,979
Puma AG	1,642	442,167
RWE AG	114,983	10,901,984
Salzgitter AG	9,186	913,024
SAP AG	219,096	11,593,063
Siemens AG Registered	226,754	20,942,033

Security	Shares	Value
ThyssenKrupp AG	93,024	$2,747,909
TUI AGb	54,700	895,504
Volkswagen AG	35,904	14,020,754

		205,326,523

GREECE – 0.60%
Hellenic Telecommunications Organization SA SP ADR	246,634	2,219,706
National Bank of Greece SA ADR	893,325	7,369,931

		9,589,637

IRELAND – 0.56%
Allied Irish Banks PLC	250,149	2,073,094
Anglo Irish Bank Corp. PLC	211,770	1,143,447
Bank of Ireland	267,648	1,485,009
CRH PLC	139,821	2,945,994
Elan Corp. PLC[a]	121,904	1,258,559

		8,906,103

ITALY – 5.39%
Alleanza Assicurazioni SpA	98,127	889,719
Assicurazioni Generali SpA	291,786	9,582,461
Atlantia SpA	68,136	1,384,884
Banca Monte dei Paschi di Siena SpA	926,637	2,264,785
Banca Popolare di Milano Scrl	124,032	1,033,134
Banco Popolare SpA	164,720	2,519,662
Enel SpA	1,044,860	8,644,533
Eni SpA	614,040	16,042,710
Fiat SpA	181,510	2,388,957
Finmeccanica SpA	79,966	1,711,821
Intesa Sanpaolo SpA	2,317,032	12,514,010
Luxottica Group SpA	37,336	845,397
Mediaset SpA	209,536	1,316,367
Mediobanca SpA	114,150	1,522,436
Mediolanum SpA[b]	80,941	363,536
Pirelli & C. SpA	509,218	295,408
Saipem SpA	59,976	1,761,569
Snam Rete Gas SpA	195,117	1,170,284
Telecom Italia SpA	2,551,230	3,769,932
UniCredito SpA	3,410,064	12,441,886
Unione di Banche Italiane ScpA	170,445	3,691,788

		86,155,279

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
NETHERLANDS – 4.34%
Aegon NV	308,873	$2,689,922
Akzo Nobel NV	71,256	3,364,517
ArcelorMittal[b]	206,448	10,185,800
ASML Holding NV	104,448	1,820,707
Heineken NV	54,618	2,174,605
ING Groep NV	527,544	11,063,349
Koninklijke Ahold NV	296,017	3,379,209
Koninklijke DSM NV	44,709	2,094,711
Koninklijke KPN NV	440,640	6,308,287
Koninklijke Philips Electronics NV	270,096	7,240,665
Randstad Holding NV	26,523	687,551
Reed Elsevier NV	165,134	2,442,259
TNT NV	101,542	2,781,304
Unilever NV	414,529	11,563,846
Wolters Kluwer NV	75,973	1,519,095

		69,315,827

NORWAY – 1.00%
DnB NOR ASA	183,600	1,378,793
Norsk Hydro ASA	165,479	1,084,571
Orkla ASA	210,389	1,882,445
Renewable Energy Corp. ASA[a]	32,769	584,735
StatoilHydro ASA	306,761	7,206,857
Telenor ASA	182,293	2,213,798
Yara International ASA	48,628	1,669,652

		16,020,851

PORTUGAL – 0.55%
Banco Comercial Portugues SA Registered[b]	969,000	1,554,383
Banco Espirito Santo SA Registered	87,947	1,068,576
BRISA - Auto-estradas de Portugal SA	111,538	1,096,703
CIMPOR - Cimentos de Portugal SGPS SA	82,008	517,560
Energias de Portugal SA	545,088	2,250,268
Portugal Telecom SGPS SA Registered[b]	235,057	2,345,878

		8,833,368

SPAIN – 6.80%
Abertis Infraestructuras SA	79,152	1,536,519
Acciona SA	7,008	1,046,395

Security	Shares	Value
Acerinox SA	32,232	$568,650
Actividades de Construcciones y Servicios SA	54,264	2,170,038
Banco Bilbao Vizcaya Argentaria SA	953,271	15,345,079
Banco Popular Espanol SAb	309,265	3,601,251
Banco Sabadell SAb	271,320	2,077,048
Banco Santander SA	1,588,752	23,432,225
Bankinter SAb	64,872	798,233
Gas Natural SDG SA	69,360	2,540,884
Grupo Ferrovial SAb	16,204	733,813
Iberdrola SA	1,253,917	12,575,786
Industria de Diseno Textil SA	53,040	2,211,983
Red Electrica Corporacion SA	23,875	1,202,266
Repsol YPF SA	231,040	6,782,684
Sacyr Vallehermoso SAb	29,402	478,661
Telefonica SA	1,181,568	27,866,187
Union Fenosa SA	148,920	3,606,271

		108,573,973

SWEDEN – 2.96%
Assa Abloy AB Class B	76,704	907,544
Atlas Copco AB Class A	163,337	1,815,441
Boliden AB	62,435	254,298
Electrolux AB Class B	75,013	857,952
Hennes & Mauritz AB Class B	127,296	5,075,227
Holmen AB Class B	17,136	545,580
Investor AB Class B	109,790	2,003,625
Nordea Bank AB	527,544	6,135,860
Sandvik AB	260,453	2,689,415
Scania AB Class B	79,448	954,253
Securitas AB Class B	86,094	947,648
Skandinaviska Enskilda Banken AB Class A	126,480	1,900,080
Skanska AB Class B	84,344	937,458
SKF AB Class B	109,353	1,364,413
SSAB Svenskt Stal AB Class A	50,188	773,756
Svenska Cellulosa AB Class B	153,481	1,590,334
Svenska Handelsbanken AB Class A	125,105	2,727,182
Swedbank AB Class A	94,248	1,186,083
Swedish Match AB	78,049	1,343,212

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
Telefonaktiebolaget LM Ericsson AB Class B	733,992	$6,737,010
TeliaSonera AB	537,653	3,014,913
Volvo AB Class A	133,012	1,101,638
Volvo AB Class B	278,974	2,460,565

		47,323,487

SWITZERLAND – 11.28%
ABB Ltd. Registered[a]	582,216	10,966,691
Adecco SA Registered	35,221	1,515,328
Baloise Holding Registered	13,076	876,981
Ciba Holding AG Registered	10,608	449,391
Clariant AG Registered[a]	73,763	705,230
Compagnie Financiere Richemont SA Class A Bearer Units	74,664	3,256,249
Credit Suisse Group AG Registered	249,288	11,094,289
Givaudan SA Registered	1,639	1,360,169
Holcim Ltd. Registered	52,255	3,774,943
Julius Baer Holding AG Registered	54,672	2,652,537
Nestle SA Registered	973,896	41,865,585
Nobel Biocare Holding AG Registered	34,099	1,127,054
Novartis AG Registered	656,985	34,306,775
Roche Holding AG Bearer	13,604	2,124,469
Roche Holding AG Genusschein	174,520	27,160,526
Swatch Group AG (The) Bearer	7,509	1,362,837
Swiss Life Holding AG Registered[a]	9,391	1,347,614
Swiss Reinsurance Co. Registered	92,811	5,024,417
Swisscom AG Registered	6,170	1,824,174
Syngenta AG Registered	25,599	5,415,459
UBS AG Registered[a]	728,688	11,996,950
Zurich Financial Services AG Registered	36,158	9,867,869

		180,075,537

UNITED KINGDOM – 31.98%
Aegis Group PLC	168,603	278,738
Alliance & Leicester PLC	124,032	591,944
Anglo American PLC	332,902	11,007,221
ARM Holdings PLC	325,310	550,856
Associated British Foods PLC	86,281	1,091,920
AstraZeneca PLC	363,528	15,940,074

Security	Shares	Value
Aviva PLC	647,445	$5,539,384
BAE Systems PLC	898,142	6,595,680
Barclays PLC[c]	1,998,384	11,629,994
BG Group PLC	836,088	15,096,588
BHP Billiton PLC	554,880	12,452,087
BP PLC	4,736,880	39,176,688
British Airways PLC	130,968	392,653
British American Tobacco PLC	365,878	11,967,122
British Energy Group PLC	264,445	3,582,336
British Land Co. PLC	122,808	1,629,704
British Sky Broadcasting Group PLC	274,493	2,028,024
BT Group PLC	1,891,080	5,430,287
Bunzl PLC	75,804	887,718
Cable & Wireless PLC	661,554	1,951,554
Cadbury PLC	337,451	3,401,423
Capita Group PLC	146,515	1,822,866
Carnival PLC	43,248	1,280,422
Centrica PLC	909,087	5,088,063
Cobham PLC	316,962	1,072,876
Compass Group PLC	492,571	3,020,262
Cookson Group PLC	57,824	480,299
Daily Mail & General Trust PLC Class A NVS	32,640	185,592
Diageo PLC	643,467	10,838,656
Drax Group PLC	86,499	1,159,435
DSG International PLC	331,296	281,973
Electrocomponents PLC	136,282	397,167
Enterprise Inns PLC	158,149	503,178
Experian PLC	254,675	1,668,250
FirstGroup PLC	120,616	1,144,832
Friends Provident PLC	507,552	851,310
G4S PLC	278,074	1,003,697
GKN PLC	205,234	716,091
GlaxoSmithKline PLC	1,328,815	28,683,096
Hammerson PLC	78,630	1,360,896
Hays PLC	297,831	424,695
HBOS PLC	1,297,032	2,829,759
Home Retail Group PLC	191,352	791,295
HSBC Holdings PLC	3,022,056	48,533,840
IMI PLC	92,735	616,965
Imperial Tobacco Group PLC	259,150	8,300,737

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
InterContinental Hotels Group PLC	85,438	$1,047,748
International Power PLC	373,998	2,411,544
Invensys PLC[a]	211,696	774,485
ITV PLC	662,592	496,036
J Sainsbury PLC	356,378	2,210,586
Johnson Matthey PLC	54,580	1,313,363
Kesa Electricals PLC	102,000	199,536
Kingfisher PLC	524,280	1,230,740
Ladbrokes PLC	208,908	694,466
Land Securities Group PLC	123,614	2,754,197
Legal & General Group PLC	1,421,472	2,533,703
Lloyds TSB Group PLC	1,414,128	5,709,187
Logica PLC	380,594	732,661
London Stock Exchange Group PLC	51,408	790,786
Lonmin PLC	36,720	1,488,369
Man Group PLC	438,192	2,630,204
Marks & Spencer Group PLC	379,848	1,364,276
Misys PLC	117,915	255,366
Mitchells & Butlers PLC	85,882	335,629
National Grid PLC	633,216	8,058,746
Next PLC	42,432	770,699
Old Mutual PLC	1,237,464	1,698,403
Pearson PLC	187,681	2,007,192
Persimmon PLC	61,608	437,331
Provident Financial PLC	41,511	630,036
Prudential PLC	612,072	5,536,763
Punch Taverns PLC	81,650	196,475
Reckitt Benckiser PLC	152,050	7,347,393
Reed Elsevier PLC	269,283	2,663,908
Rentokil Initial PLC	438,092	538,805
Rexam PLC	158,906	1,113,141
Rio Tinto PLC	220,208	13,624,013
Rolls-Royce Group PLC[a]	460,560	2,762,413
Royal Bank of Scotland Group PLC	4,104,215	13,094,849
Royal Dutch Shell PLC Class A	893,520	25,769,153
Royal Dutch Shell PLC Class B	690,336	19,417,123
RSA Insurance Group PLC	775,608	2,059,899
SABMiller PLC	211,157	4,087,452
Sage Group PLC	300,352	1,045,563
Schroders PLC	27,744	500,952

Security	Shares	Value
Scottish & Southern Energy PLC	210,036	$5,342,384
SEGRO PLC	115,464	857,708
Severn Trent PLC	57,140	1,379,038
Shire Ltd.	144,743	2,279,405
Smith & Nephew PLC	227,249	2,393,904
Smiths Group PLC	92,021	1,659,911
Standard Chartered PLC	298,248	7,150,183
Standard Life PLC	544,285	2,328,386
Tate & Lyle PLC	122,635	832,831
Taylor Wimpey PLC	193,800	121,767
Tesco PLC	1,978,400	13,668,323
Thomson Reuters PLC	50,604	1,119,371
3i Group PLC	92,516	1,167,528
Tomkins PLC	154,263	422,760
Unilever PLC	327,694	8,889,974
United Business Media Ltd.	62,424	545,212
United Utilities Group PLC	165,830	2,054,307
Vodafone Group PLC	13,292,640	29,071,883
W.H. Smith PLC	37,429	251,517
Whitbread PLC	58,217	1,097,875
William Hill PLC	110,160	458,488
Wm Morrison Supermarkets PLC	551,208	2,539,764
Wolseley PLC	147,288	1,094,108
WPP Group PLC	281,116	2,244,817
Xstrata PLC	159,132	4,867,345
Yell Group PLC	163,831	223,396

		510,673,623

TOTAL COMMON STOCKS
(Cost: $1,806,915,673)		1,586,567,562

PREFERRED STOCKS – 0.25%

GERMANY – 0.25%
Henkel AG & Co. KGaA	43,456	1,577,896
Porsche Automobil Holding SE	22,032	2,345,801

		3,923,697

TOTAL PREFERRED STOCKS
(Cost: $3,896,449)		3,923,697

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.13%

MONEY MARKET FUNDS – 3.13%
Barclays Global Investors Funds
Treasury Money Market Fund,
Institutional Shares
0.47%[c,d]	61,576	$61,576
BGI Cash Premier Fund LLC
2.67%[c,d,e]	49,880,028	49,880,028

		49,941,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,941,604)		49,941,604

TOTAL INVESTMENTS IN
SECURITIES – 102.72%
(Cost: $1,860,753,726)		1,640,432,863

Other Assets, Less Liabilities – (2.72)%		(43,391,776)

NET ASSETS – 100.00%		$1,597,041,087

ADR - American Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 65.14%

ARGENTINA – 2.60%
Petrobras Energia Participaciones SA SP ADR	570,513	$5,613,848
Tenaris SA ADR	1,364,674	50,888,693

		56,502,541

BRAZIL – 26.61%
Centrais Eletricas Brasileiras SA SP ADR	1,274,872	18,254,510
Companhia Siderurgica Nacional SA SP ADR[a]	2,958,368	62,894,904
Companhia Vale do Rio Doce ADR[a]	8,522,976	163,214,990
Empresa Brasileira de Aeronautica SA ADR	112,672	3,043,271
Petroleo Brasileiro SA ADR	5,713,104	251,090,921
Unibanco - Uniao de Bancos Brasileiros SA GDR	785,130	79,235,320

		577,733,916

CHILE – 7.50%
Banco de Chile ADR[a]	329,636	13,185,440
Banco Santander Chile SA ADR	572,067	24,478,747
Distribucion y Servicio D&S SA ADR[a]	651,319	14,420,203
Empresa Nacional de Electricidad SA SP ADR	1,027,871	45,750,538
Enersis SA SP ADR	1,678,917	27,399,925
Sociedad Quimica y Minera de Chile SA SP ADR	1,491,233	37,593,984

		162,828,837

MEXICO – 28.43%
Alfa SAB de CV Series A	2,240,000	10,026,321
America Movil SAB de CV Series L	107,608,700	245,923,008
Cemex SAB de CV Series CPO[b]	43,194,148	73,710,821
Fomento Economico Mexicano SAB de CV BD Units	13,753,600	52,048,227
Grupo Carso SA de CV Series A1[a]	5,980,800	22,350,296

Security	Shares	Value
Grupo Modelo SAB de CV Series C	4,099,200	$17,363,231
Grupo Televisa SA Series CPO	11,558,400	49,716,037
Kimberly-Clark de Mexico SAB de CV Series A	4,636,800	19,902,023
Telefonos de Mexico SAB de CV Series L	44,598,400	56,623,740
Wal-Mart de Mexico SAB de CV Series Va	20,384,000	69,774,673

		617,438,377

TOTAL COMMON STOCKS
(Cost: $1,834,022,460)		1,414,503,671

PREFERRED STOCKS – 34.55%

BRAZIL – 34.55%
Aracruz Celulose SA SP ADR[a]	413,596	15,183,109
Banco Bradesco SA SP ADR	7,736,526	124,558,069
Banco Itau Holding Financiera SA ADR	6,580,896	115,165,680
Brasil Telecom Participacoes SA ADR	263,636	12,881,255
Centrais Eletricas Brasileiras SA ADR[a]	1,239,048	15,403,349
Companhia de Bebidas das Americas ADR	1,083,712	59,181,512
Companhia Energetica de Minas Gerais SP ADR[a]	1,725,608	34,063,502
Companhia Paranaense de Energia SP ADR[a]	658,188	9,030,340
Companhia Vale do Rio Doce SP ADR	11,490,080	203,374,416
Gerdau SA SP ADR[a]	4,303,512	47,768,983
Petroleo Brasileiro SA SP ADR	2,221,648	83,134,068
Tele Norte Leste Participacoes SA ADR[a]	1,746,305	30,490,485

		750,234,768

TOTAL PREFERRED STOCKS
(Cost: $989,444,871)		750,234,768

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.08%

MONEY MARKET FUNDS – 7.08%
Barclays Global Investors Funds
Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	4,632,793	$4,632,793
BGI Cash Premier Fund LLC
2.67%[c,d,e]	149,131,896	149,131,896

		153,764,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,764,689)		153,764,689

TOTAL INVESTMENTS IN
SECURITIES – 106.77%
(Cost: $2,977,232,020)		2,318,503,128

Other Assets, Less Liabilities – (6.77)%		(147,095,021)

NET ASSETS – 100.00%		$2,171,408,107

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
SP ADR - Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.06%

ADVERTISING – 0.23%
Dentsu Inc.	160	$316,338

		316,338

AGRICULTURE – 1.00%
Japan Tobacco Inc.	370	1,373,146

		1,373,146

AIRLINES – 0.64%
All Nippon Airways Co. Ltd.[a]	140,000	494,513
Japan Airlines Corp.[a,b]	190,000	386,568

		881,081

AUTO MANUFACTURERS – 10.29%
Honda Motor Co. Ltd.	124,000	3,609,099
Nissan Motor Co. Ltd.	167,000	1,096,397
Suzuki Motor Corp.	29,000	523,920
Toyota Motor Corp.	215,000	8,870,155

		14,099,571

AUTO PARTS & EQUIPMENT – 1.62%
Bridgestone Corp.	49,000	904,630
Denso Corp.	37,000	885,226
NOK Corp.	8,000	87,637
Toyota Industries Corp.	14,000	346,159

		2,223,652

BANKS – 11.30%
Mitsubishi UFJ Financial Group Inc.	790,000	6,645,034
Mizuho Financial Group Inc.	920	3,830,264
Shinsei Bank Ltd.	120,000	352,659
Sumitomo Mitsui Financial Group Inc.	640	3,797,862
Sumitomo Trust and Banking Co. Ltd. (The)	135,000	851,976

		15,477,795

BEVERAGES – 1.08%
Asahi Breweries Ltd.	33,000	571,940
Kirin Holdings Co. Ltd.	70,000	907,926

		1,479,866

BUILDING MATERIALS – 1.38%
Asahi Glass Co. Ltd.	80,000	690,246
Daikin Industries Ltd.	21,000	686,384
JS Group Corp.	20,000	248,670
Matsushita Electric Works Ltd.	31,000	268,638

		1,893,938

Security	Shares	Value
CHEMICALS – 2.53%
Asahi Kasei Corp.	100,000	$413,507
JSR Corp.	16,000	206,772
Mitsubishi Chemical Holdings Corp.	90,000	468,799
Mitsui Chemicals Inc.	58,000	250,214
Nitto Denko Corp.	13,000	322,658
Shin-Etsu Chemical Co. Ltd.	29,000	1,335,751
Sumitomo Chemical Co. Ltd.	110,000	471,436

		3,469,137

COMMERCIAL SERVICES – 0.62%
Dai Nippon Printing Co. Ltd.	40,000	534,639
Toppan Printing Co. Ltd.	40,000	308,200

		842,839

COMPUTERS – 0.96%
Fujitsu Ltd.	152,000	834,701
TDK Corp.	10,000	484,152

		1,318,853

COSMETICS & PERSONAL CARE – 1.43%
Kao Corp.	40,000	1,064,381
Shiseido Co. Ltd.	30,000	662,648
Uni-Charm Corp.	3,000	228,889

		1,955,918

DISTRIBUTION & WHOLESALE – 4.27%
ITOCHU Corp.	110,000	644,469
Marubeni Corp.	120,000	528,988
Mitsubishi Corp.	112,000	2,273,442
Mitsui & Co. Ltd.	131,000	1,576,960
Sumitomo Corp.	92,000	832,779

		5,856,638

DIVERSIFIED FINANCIAL SERVICES – 2.94%
Credit Saison Co. Ltd.	13,000	207,064
Daiwa Securities Group Inc.	110,000	764,659
Nomura Holdings Inc.	158,000	1,973,419
ORIX Corp.	7,400	876,861
Promise Co. Ltd.	6,000	113,879
Takefuji Corp.	7,800	98,744

		4,034,626

ELECTRIC – 3.93%
Chubu Electric Power Co. Inc.	51,000	1,193,755
Kansai Electric Power Co. Inc. (The)	58,000	1,283,851

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2008

Security	Shares	Value
Kyushu Electric Power Co. Inc.	33,000	$683,841
Tokyo Electric Power Co. Inc. (The)	91,000	2,220,035

		5,381,482

ELECTRICAL COMPONENTS & EQUIPMENT – 4.03%
Fujikura Ltd.	20,000	75,543
Furukawa Electric Co. Ltd. (The)	50,000	213,818
Hitachi Ltd.	250,000	1,690,764
Mitsubishi Electric Corp.	150,000	976,310
SANYO Electric Co. Ltd.[b]	140,000	236,048
Sharp Corp.	69,000	731,823
Sumitomo Electric Industries Ltd.	58,000	618,980
Toshiba Corp.	230,000	977,064

		5,520,350

ELECTRONICS – 4.43%
Advantest Corp.	14,000	287,477
Fanuc Ltd.	15,000	1,093,581
Hirose Electric Co. Ltd.	3,000	280,884
Hoya Pentax HD Corp.	32,000	620,920
Keyence Corp.	3,010	589,724
Kyocera Corp.	13,000	964,913
Murata Manufacturing Co. Ltd.	16,000	628,456
NEC Corp.	160,000	663,119
NGK Insulators Ltd.	20,000	237,366
Secom Co. Ltd.	17,000	696,557

		6,062,997

ENGINEERING & CONSTRUCTION – 0.69%
Kajima Corp.	80,000	235,859
Obayashi Corp.	50,000	246,315
Shimizu Corp.	50,000	232,186
Taisei Corp.	90,000	230,584

		944,944

ENTERTAINMENT – 0.20%
Oriental Land Co. Ltd.	4,000	269,392

		269,392

FOOD – 0.88%
Ajinomoto Co. Inc.	50,000	470,494
Nippon Meat Packers Inc.	14,000	208,882
Nissin Food Products Co. Ltd.	7,000	247,916
Yakult Honsha Co. Ltd.	9,000	277,210

		1,204,502

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.42%
Nippon Paper Group Inc.	80	$230,584
Oji Paper Co. Ltd.	70,000	347,478

		578,062

GAS – 0.91%
Osaka Gas Co. Ltd.	150,000	511,468
Tokyo Gas Co. Ltd.	180,000	740,922

		1,252,390

HAND & MACHINE TOOLS – 0.30%
SMC Corp.	4,000	408,798

		408,798

HEALTH CARE - PRODUCTS – 0.45%
Terumo Corp.	12,100	621,156

		621,156

HOME BUILDERS – 0.57%
Daiwa House Industry Co. Ltd.	40,000	372,251
Sekisui House Ltd.	46,000	413,357

		785,608

HOME FURNISHINGS – 3.68%
Matsushita Electric Industrial Co. Ltd.	150,000	2,536,147
Pioneer Corp.	13,000	83,634
Sony Corp.	81,000	2,418,594

		5,038,375

HOUSEWARES – 0.11%
TOTO Ltd.[a]	20,000	144,869

		144,869

INSURANCE – 3.68%
Mitsui Sumitomo Insurance Group Holdings Inc.	34,000	1,117,694
Nipponkoa Insurance Co. Ltd.[a]	50,000	271,276
Sompo Japan Insurance Inc.	70,000	571,657
T&D Holdings Inc.	18,000	925,729
Tokio Marine Holdings Inc.	61,000	2,148,919

		5,035,275

INTERNET – 0.83%
SoftBank Corp.	59,000	746,357
Yahoo! Japan Corp.	1,220	387,265

		1,133,622

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2008

Security	Shares	Value
IRON & STEEL – 2.96%
JFE Holdings Inc.	41,025	$1,228,837
Kobe Steel Ltd.	200,000	389,959
Nippon Steel Corp.	440,000	1,603,918
Sumitomo Metal Industries Ltd.	280,000	836,057

		4,058,771

MACHINERY - CONSTRUCTION & MINING – 0.82%
Komatsu Ltd.	71,000	1,120,190

		1,120,190

MACHINERY - DIVERSIFIED – 0.36%
Kubota Corp.	80,000	488,297

		488,297

MANUFACTURING – 2.51%
FUJIFILM Holdings Corp.	37,000	937,503
Kawasaki Heavy Industries Ltd.	110,000	225,875
Konica Minolta Holdings Inc.	40,000	447,228
Mitsubishi Heavy Industries Ltd.	270,000	1,134,272
Nikon Corp.	30,000	693,731

		3,438,609

MEDIA – 0.09%
Nippon Television Network Corp.	1,300	121,839

		121,839

METAL FABRICATE & HARDWARE – 0.15%
NSK Ltd.	36,000	201,761

		201,761

MINING – 0.57%
Mitsubishi Materials Corp.	90,000	276,362
Mitsui Mining & Smelting Co. Ltd.	50,000	114,445
Sumitomo Metal Mining Co. Ltd.	40,000	392,220

		783,027

OFFICE & BUSINESS EQUIPMENT – 2.86%
Canon Inc.	90,050	3,240,154
Ricoh Co. Ltd.	50,000	681,486

		3,921,640

OIL & GAS – 0.48%
Nippon Oil Corp.	100,000	494,513
TonenGeneral Sekiyu K.K.	20,000	162,577

		657,090

Security	Shares	Value
PACKAGING & CONTAINERS – 0.13%
Toyo Seikan Kaisha Ltd.	12,000	$180,624

		180,624

PHARMACEUTICALS – 4.81%
Astellas Pharma Inc.	35,028	1,441,835
Daiichi Sankyo Co. Ltd.	52,003	1,320,097
Eisai Co. Ltd.	20,000	770,499
Taisho Pharmaceutical Co. Ltd.	17,000	332,266
Takeda Pharmaceutical Co. Ltd.	55,000	2,719,823

		6,584,520

REAL ESTATE – 2.69%
Mitsubishi Estate Co. Ltd.	94,000	1,779,683
Mitsui Fudosan Co. Ltd.	64,000	1,182,160
Sumitomo Realty & Development Co. Ltd.	35,000	730,231

		3,692,074

RETAIL – 2.16%
AEON Co. Ltd.	55,000	545,519
Marui Group Co. Ltd.	19,000	139,594
Seven & I Holdings Co. Ltd.	62,000	1,749,070
Yamada Denki Co. Ltd.	7,100	528,997

		2,963,180

SEMICONDUCTORS – 0.73%
Rohm Co. Ltd.	8,000	430,274
Tokyo Electron Ltd.	13,000	570,621

		1,000,895

TELECOMMUNICATIONS – 3.86%
Nippon Telegraph and Telephone Corp.	680	3,004,003
NTT Data Corp.	100	389,959
NTT DoCoMo Inc.	1,200	1,897,801

		5,291,763

TEXTILES – 0.69%
Kuraray Co. Ltd.	29,000	281,628
Teijin Ltd.	70,000	205,718
Toray Industries Inc.	100,000	458,720

		946,066

TOYS, GAMES & HOBBIES – 2.69%
Nintendo Co. Ltd.	9,000	3,679,179

		3,679,179

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2008

Security	Shares	Value
TRANSPORTATION – 5.10%
Central Japan Railway Co.	140	$1,312,109
East Japan Railway Co.	270	1,998,964
Kintetsu Corp.	120,000	415,956
Mitsui O.S.K. Lines Ltd.	90,000	749,400
Nippon Express Co. Ltd.	70,000	305,939
Nippon Yusen Kabushiki Kaisha	90,000	566,288
Odakyu Electric Railway Co. Ltd.	40,000	293,882
Tokyu Corp.	80,000	375,265
West Japan Railway Co.	140	596,053
Yamato Holdings Co. Ltd.	34,000	376,621

		6,990,477

TOTAL COMMON STOCKS
(Cost: $175,028,444)		135,725,222

SHORT-TERM INVESTMENTS – 0.97%

MONEY MARKET FUNDS – 0.97%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	32,047	32,047
BGI Cash Premier Fund LLC
2.67%[c,d,e]	1,293,000	1,293,000

		1,325,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,325,047)		1,325,047

TOTAL INVESTMENTS IN SECURITIES – 100.03%
(Cost: $176,353,491)		137,050,269

Other Assets, Less Liabilities – (0.03)%		(42,643)

NET ASSETS – 100.00%		$137,007,626

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund		Latin America 40 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$48,255,589	$126,644,405	$1,798,079,570		$2,823,467,331
Affiliated issuers (Note 2)	101,389	1,561,987	62,674,156		153,764,689

Total cost of investments	$48,356,978	$128,206,392	$1,860,753,726		$2,977,232,020

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$35,829,932	$85,950,558	$1,578,861,265		$2,164,738,439
Affiliated issuers (Note 2)	101,389	1,561,987	61,571,598		153,764,689

Total fair value of investments	35,931,321	87,512,545	1,640,432,863		2,318,503,128
Foreign currencies, at value[b]	90,706	211,159	2,979,258		1,326,597
Receivables:
Investment securities sold	–	434,332	–		–
Due from custodian (Note 4)	–	6,373	390,036		–
Dividends and interest	82,900	324,630	4,668,372		4,628,418
Capital shares sold	–	–	–		386,045

Total Assets	36,104,927	88,489,039	1,648,470,529		2,324,844,188

LIABILITIES
Payables:
Investment securities purchased	14,070	564,273	690,908		3,094,268
Collateral for securities on loan (Note 5)	69,300	1,508,566	49,880,028		149,131,896
Capital shares redeemed	–	–	–		219,756
Foreign taxes (Note 1)	2,674	–	–		–
Investment advisory fees (Note 2)	19,212	37,223	858,506		990,161

Total Liabilities	105,256	2,110,062	51,429,442		153,436,081

NET ASSETS	$35,999,671	$86,378,977	$1,597,041,087		$2,171,408,107

Net assets consist of:
Paid-in capital	$53,203,481	$129,821,507	$1,773,270,989		$2,385,963,920
Undistributed (distributions in excess of) net investment income	625,158	(352,852)	10,240,317		13,863,643
Undistributed net realized gain (accumulated net realized loss)	(5,403,058)	(2,387,769)	34,228,748		430,366,758
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(12,425,910)	(40,701,909)	(220,698,967)		(658,786,214)

NET ASSETS	$35,999,671	$86,378,977	$1,597,041,087		$2,171,408,107

Shares outstanding[c]	1,100,000	2,800,000	40,800,000	[d]	56,000,000	[e]

Net asset value per share	$32.73	$30.85	$39.14	[d]	$38.78	[e]

[a]	Securities on loan with market values of $65,900, $1,402,271, $47,436,650 and $142,089,180, respectively. See Note 5.
[b]	Cost of foreign currencies: $90,640, $216,316, $3,115,633 and $1,382,661, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[e]	Shares outstanding and net asset value per share reflect a five-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares S&P
	/TOPIX 150 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$175,028,444
Affiliated issuers (Note 2)	1,325,047

Total cost of investments	$176,353,491

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$135,725,222
Affiliated issuers (Note 2)	1,325,047

Total fair value of investments	137,050,269
Foreign currency, at value[b]	115,091
Receivables:
Dividends and interest	1,195,570

Total Assets	138,360,930

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,293,000
Investment advisory fees (Note 2)	60,304

Total Liabilities	1,353,304

NET ASSETS	$137,007,626

Net assets consist of:
Paid-in capital	$172,356,087
Undistributed net investment income	1,076,829
Undistributed net realized gain	2,874,530
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(39,299,820)

NET ASSETS	$137,007,626

Shares outstanding[c]	3,000,000	[d]

Net asset value per share	$45.67	[d]

[a]	Securities on loan with market values of $1,172,564. See Note 5.
[b]	Cost of foreign currency: $114,898.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$925,889	$1,858,737	$60,006,547	$46,749,525
Dividends from affiliated issuers (Note 2)	–	–	423,217	–
Interest from affiliated issuers (Note 2)	776	594	15,763	66,785
Securities lending income from affiliated issuers (Note 2)	2,934	7,914	324,425	420,024

Total investment income	929,599	1,867,245	60,769,952	47,236,334

EXPENSES
Investment advisory fees (Note 2)	101,009	218,945	6,450,545	9,002,032
Foreign taxes (Note 1)	9,479	–	–	–

Total expenses	110,488	218,945	6,450,545	9,002,032

Net investment income	819,111	1,648,300	54,319,407	38,234,302

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,822,632)	(1,792,843)	(22,333,303)	(21,808,308)
Investments in affiliated issuers (Note 2)	–	–	(8,573,702)	–
In-kind redemptions	(1,222,878)	–	101,038,706	464,821,731
Foreign currency transactions	(13,301)	(48,339)	(118,080)	189,172

Net realized gain (loss)	(5,058,811)	(1,841,182)	70,013,621	443,202,595

Net change in unrealized appreciation (depreciation) on:
Investments	(11,372,251)	(32,155,422)	(623,768,356)	(1,205,757,302)
Translation of assets and liabilities in foreign currencies	1,165	(11,295)	(711,857)	(52,149)

Net change in unrealized appreciation (depreciation)	(11,371,086)	(32,166,717)	(624,480,213)	(1,205,809,451)

Net realized and unrealized loss	(16,429,897)	(34,007,899)	(554,466,592)	(762,606,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,610,786)	$(32,359,599)	$(500,147,185)	$(724,372,554)

[a]	Net of foreign withholding tax of $104,069, $205,831, $7,623,423 and $3,022,160, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

iShares S&P
/TOPIX 150 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,568,309
Interest from affiliated issuers (Note 2)	867
Securities lending income from affiliated issuers (Note 2)	9,631

Total investment income	1,578,807

EXPENSES
Investment advisory fees (Note 2)	448,960

Total expenses	448,960

Net investment income	1,129,847

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,119,166)
In-kind redemptions	7,745,341
Foreign currency transactions	(128,492)

Net realized gain	6,497,683

Net change in unrealized appreciation (depreciation) on:
Investments	(26,082,012)
Translation of assets and liabilities in foreign currencies	(3,574)

Net change in unrealized appreciation (depreciation)	(26,085,586)

Net realized and unrealized loss	(19,587,903)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,458,056)

[a]	Net of foreign withholding tax of $117,897.

See notes to financial statements.

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended September 30, 2008 (Unaudited)	Period from November 13, 2007[a] to March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Period from July 30, 2007[a] to March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$819,111	$45,874	$1,648,300	$741,108
Net realized loss	(5,058,811)	(548,924)	(1,841,182)	(523,033)
Net change in unrealized appreciation (depreciation)	(11,371,086)	(1,054,824)	(32,166,717)	(8,535,192)

Net decrease in net assets resulting from operations	(15,610,786)	(1,557,874)	(32,359,599)	(8,317,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(231,187)	(5,265)	(1,768,654)	(997,160)

Total distributions to shareholders	(231,187)	(5,265)	(1,768,654)	(997,160)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,939,985	18,473,139	49,998,693	79,822,814
Cost of shares redeemed	(22,011,320)	(3,997,021)	–	–

Net increase in net assets from capital share transactions	38,928,665	14,476,118	49,998,693	79,822,814

INCREASE IN NET ASSETS	23,086,692	12,912,979	15,870,440	70,508,537

NET ASSETS
Beginning of period	12,912,979	–	70,508,537	–

End of period	$35,999,671	$12,912,979	$86,378,977	$70,508,537

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$625,158	$37,234	$(352,852)	$(232,498)

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	400,000	1,200,000	1,600,000
Shares redeemed	(600,000)	(100,000)	–	–

Net increase in shares outstanding	800,000	300,000	1,200,000	1,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]	Six months ended September 30, 2008[b] (Unaudited)	Year ended March 31, 2008[b]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,319,407	$78,705,239	$38,234,302	$53,423,517
Net realized gain	70,013,621	270,152,103	443,202,595	492,546,625
Net change in unrealized appreciation (depreciation)	(624,480,213)	(354,561,802)	(1,205,809,451)	271,390,063

Net increase (decrease) in net assets resulting from operations	(500,147,185)	(5,704,460)	(724,372,554)	817,360,205

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,489,298)	(78,487,193)	(39,146,640)	(42,874,163)

Total distributions to shareholders	(55,489,298)	(78,487,193)	(39,146,640)	(42,874,163)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,247,199	458,980,919	1,123,737,781	2,260,756,788
Cost of shares redeemed	(270,537,071)	(629,372,954)	(1,541,824,067)	(1,172,591,463)

Net increase (decrease) in net assets from capital share transactions	(157,289,872)	(170,392,035)	(418,086,286)	1,088,165,325

INCREASE (DECREASE) IN NET ASSETS	(712,926,355)	(254,583,688)	(1,181,605,480)	1,862,651,367

NET ASSETS
Beginning of period	2,309,967,442	2,564,551,130	3,353,013,587	1,490,362,220

End of period	$1,597,041,087	$2,309,967,442	$2,171,408,107	$3,353,013,587

Undistributed net investment income included in net assets at end of period	$10,240,317	$11,410,208	$13,863,643	$14,775,981

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	8,100,000	21,250,000	49,500,000
Shares redeemed	(5,300,000)	(11,600,000)	(31,500,000)	(25,000,000)

Net increase (decrease) in shares outstanding	(3,200,000)	(3,500,000)	(10,250,000)	24,500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Share transactions were adjusted to reflect a five-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund
	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,129,847	$2,538,412
Net realized gain	6,497,683	28,031,751
Net change in unrealized appreciation (depreciation)	(26,085,586)	(71,808,930)

Net decrease in net assets resulting from operations	(18,458,056)	(41,238,767)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,473,204)	(2,505,591)

Total distributions to shareholders	(1,473,204)	(2,505,591)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(54,506,074)	(110,324,407)

Net decrease in net assets from capital share transactions	(54,506,074)	(110,324,407)

DECREASE IN NET ASSETS	(74,437,334)	(154,068,765)

NET ASSETS
Beginning of period	211,444,960	365,513,725

End of period	$137,007,626	$211,444,960

Undistributed net investment income included in net assets at end of period	$1,076,829	$1,420,186

SHARES ISSUED AND REDEEMED
Shares redeemed	(900,000)	(1,800,000)

Net decrease in shares outstanding	(900,000)	(1,800,000)

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Period from Nov. 13, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.82	0.15
Net realized and unrealized loss[c]	(10.87)	(5.37)

Total from investment operations	(10.05)	(5.22)

Less distributions from:
Net investment income	(0.26)	(0.02)

Total distributions	(0.26)	(0.02)

Net asset value, end of period	$32.73	$43.04

Total return	(23.49)%[d]	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,000	$12,913
Ratio of expenses to average net assets[e]	0.55%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.50%	n/a
Ratio of net investment income to average net assets[e]	4.05%	0.88%
Portfolio turnover rate[f]	28%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2008 and the period ended March 31, 2008 would have been 1% and 4%, respectively. See Note 4.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Period from Jul. 30, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.72	0.84
Net realized and unrealized loss[c]	(13.22)	(5.86)

Total from investment operations	(12.50)	(5.02)

Less distributions from:
Net investment income	(0.72)	(0.90)

Total distributions	(0.72)	(0.90)

Net asset value, end of period	$30.85	$44.07

Total return	(28.68)%[d]	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,379	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.61%	2.68%
Portfolio turnover rate[f]	4%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]
Net asset value, beginning of period	$52.50	$53.99	$44.26	$37.65	$32.20	$21.44

Income from investment operations:
Net investment income	1.26 [b]	1.60 [b]	1.22 [b]	0.96	0.68	0.57
Net realized and unrealized gain (loss)[c]	(13.31)	(1.52)	9.55	6.59	5.45	10.75

Total from investment operations	(12.05)	0.08	10.77	7.55	6.13	11.32

Less distributions from:
Net investment income	(1.31)	(1.57)	(1.04)	(0.94)	(0.68)	(0.56)

Total distributions	(1.31)	(1.57)	(1.04)	(0.94)	(0.68)	(0.56)

Net asset value, end of period	$39.14	$52.50	$53.99	$44.26	$37.65	$32.20

Total return	(23.45)%[d]	(0.08)%	24.44%	20.30%	19.04%	52.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,597,041	$2,309,967	$2,564,551	$1,575,443	$1,182,054	$772,664
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	5.05%	2.82%	2.47%	2.47%	2.26%	2.17%
Portfolio turnover rate[f]	5%	16%	4%	7%	5%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]
Net asset value, beginning of period	$50.61	$35.70	$28.13	$16.37	$12.44	$7.12

Income from investment operations:
Net investment income	0.55 [b]	0.90 [b]	0.63 [b]	0.61 [b]	0.18	0.15
Net realized and unrealized gain (loss)[c]	(11.85)	14.70	7.59	11.49	3.94	5.32

Total from investment operations	(11.30)	15.60	8.22	12.10	4.12	5.47

Less distributions from:
Net investment income	(0.53)	(0.69)	(0.65)	(0.34)	(0.19)	(0.15)

Total distributions	(0.53)	(0.69)	(0.65)	(0.34)	(0.19)	(0.15)

Net asset value, end of period	$38.78	$50.61	$35.70	$28.13	$16.37	$12.44

Total return	(22.65)%[d]	43.74%	29.39%	74.23%	33.17%	77.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,171,408	$3,353,014	$1,490,362	$1,554,429	$335,564	$83,960
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.12%	1.96%	2.08%	2.58%	2.00%	2.61%
Portfolio turnover rate[f]	4%	4%	7%	12%	6%	13%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]
Net asset value, beginning of period	$54.22	$64.13	$62.25	$45.36	$47.29	$28.61

Income from investment operations:
Net investment income	0.35 [b]	0.53 [b]	0.43 [b]	0.45 [b]	0.22	0.22
Net realized and unrealized gain (loss)[c]	(8.41)	(9.84)	1.83	16.63	(1.98)	18.58

Total from investment operations	(8.06)	(9.31)	2.26	17.08	(1.76)	18.80

Less distributions from:
Net investment income	(0.49)	(0.60)	(0.38)	(0.19)	(0.17)	(0.12)

Total distributions	(0.49)	(0.60)	(0.38)	(0.19)	(0.17)	(0.12)

Net asset value, end of period	$45.67	$54.22	$64.13	$62.25	$45.36	$47.29

Total return	(15.03)%[d]	(14.58)%	3.65%	37.67%	(3.71)%	65.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$137,008	$211,445	$365,514	$317,439	$95,254	$56,742
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.26%	0.86%	0.69%	0.85%	0.67%	1.00%
Portfolio turnover rate[f]	2%	3%	2%	7%	4%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property (formerly iShares S&P World ex-U.S. Property Index Fund), iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
S&P Asia 50	$35,931,321	$–	$–	$35,931,321
S&P Developed ex-U.S. Property	87,512,545	–	–	87,512,545
S&P Europe 350	1,640,432,863	–	–	1,640,432,863
S&P Latin America 40	2,318,503,128	–	–	2,318,503,128
S&P/TOPIX 150	137,050,269	–	–	137,050,269

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2008:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Europe 350	$89,047	$–	$(302)	$(88,745)	$–	$–	$–
S&P/TOPIX 150	1,446,737	–	260,212	(1,706,949)	–	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P Developed ex-U.S. Property	$–	$–	$–	$–	$–	$37,441	$37,441
S&P Europe 350	–	2,828,772	–	–	–	–	2,828,772
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	7,172,494
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	2,310,577

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Asia 50	$48,717,516	$–	$(12,786,195)	$(12,786,195)
S&P Developed ex-U.S. Property	129,701,763	–	(42,189,218)	(42,189,218)
S&P Europe 350	1,874,485,598	85,950,530	(320,003,265)	(234,052,735)
S&P Latin America 40	3,001,034,779	–	(682,531,651)	(682,531,651)
S&P/TOPIX 150	176,987,620	3,181,097	(43,118,448)	(39,937,351)

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$2,934
S&P Developed ex-U.S. Property	7,914
S&P Europe 350	324,425
S&P Latin America 40	420,024
S&P/TOPIX 150	9,631

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended September 30, 2008, the iShares S&P Europe 350 Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Barclays PLC	1,830	2,157	1,989	1,998	$11,629,994	$423,217	$(8,573,702)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008, were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$30,214,099	$10,978,149
S&P Developed ex-U.S. Property	4,686,664	4,002,914
S&P Europe 350	106,203,250	103,601,018
S&P Latin America 40	157,994,030	153,396,839
S&P/TOPIX 150	2,965,182	4,057,806

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$31,866,856	$11,706,047
S&P Developed ex-U.S. Property	49,097,023	–
S&P Europe 350	110,596,095	265,634,669
S&P Latin America 40	1,117,592,176	1,536,019,546
S&P/TOPIX 150	–	53,258,947

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for both the iShares S&P Europe 350 Index Fund and iShares S&P/TOPIX 150 Index Fund and a five-for-one stock split for the iShares S&P Latin America 40 Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two and five, respectively, while decreasing the net asset value per share by the same factors, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

During the six months ended September 30, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter”period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA,

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Notes:

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	51

Notes:

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	53

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ StockMarket, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A.(BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-34-0908

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(22.12)%	(22.05)%	(22.10)%	5.38%	5.38%	5.50%	(0.70)%	(0.69)%	(0.57)%
Russell 1000 Growth	(20.97)%	(21.25)%	(20.88)%	3.56%	3.47%	3.74%	(5.00)%	(5.03)%	(4.81)%
Russell 1000 Value	(23.58)%	(23.37)%	(23.56)%	6.96%	7.01%	7.12%	3.75%	3.79%	3.92%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(22.12)%	(22.05)%	(22.10)%	29.97%	29.97%	30.67%	(5.71)%	(5.66)%	(4.71)%
Russell 1000 Growth	(20.97)%	(21.25)%	(20.88)%	19.10%	18.61%	20.14%	(34.86)%	(35.08)%	(33.77)%
Russell 1000 Value	(23.58)%	(23.37)%	(23.56)%	40.00%	40.35%	41.02%	36.03%	36.44%	37.88%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (11.07)%, while the total return for the Index was (11.06)%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

iShares Russell 1000 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.56%

Financial	15.71

Energy	13.02

Industrial	11.77

Technology	10.76

Communications	9.97

Consumer Cyclical	8.09

Utilities	3.70

Basic Materials	3.08

Diversified	0.09

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.53%

General Electric Co.	2.18

Microsoft Corp.	1.84

Procter & Gamble Co. (The)	1.83

Johnson & Johnson	1.68

Chevron Corp.	1.47

AT&T Inc.	1.43

JPMorgan Chase & Co.	1.39

International Business Machines Corp.	1.38

Bank of America Corp.	1.37

TOTAL	18.10%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (11.27)%, while the total return for the Growth Index was (11.23)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.07%

Technology	19.70

Industrial	13.27

Energy	10.39

Communications	10.35

Consumer Cyclical	10.22

Financial	4.39

Basic Materials	2.76

Utilities	1.61

Diversified	0.04

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Microsoft Corp.	3.66%

International Business Machines Corp.	2.74

Cisco Systems Inc.	2.27

Hewlett-Packard Co.	1.95

Wal-Mart Stores Inc.	1.85

PepsiCo Inc.	1.81

Philip Morris International Inc.	1.73

Apple Inc.	1.71

Google Inc. Class A	1.62

Schlumberger Ltd.	1.59

TOTAL	20.93%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (11.11)%, while the total return for the Value Index was (11.10)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	27.20%

Consumer Non-Cyclical	20.02

Energy	15.67

Industrial	10.27

Communications	9.59

Consumer Cyclical	5.89

Utilities	5.81

Basic Materials	3.41

Technology	1.69

Diversified	0.14

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.79%

General Electric Co.	4.40

Chevron Corp.	2.95

AT&T Inc.	2.87

JPMorgan Chase & Co.	2.79

Bank of America Corp.	2.76

Johnson & Johnson	2.49

Procter & Gamble Co. (The)	2.31

Pfizer Inc.	2.16

Wells Fargo & Co.	2.14

TOTAL	30.66%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(14.46)%	(13.89)%	(14.48)%	8.08%	8.23%	8.15%	5.62%	5.68%	5.80%
Russell 2000 Growth	(17.07)%	(16.65)%	(17.07)%	6.51%	6.60%	6.64%	(1.33)%	(1.29)%	(1.14)%
Russell 2000 Value	(12.26)%	(11.58)%	(12.25)%	9.26%	9.42%	9.45%	10.17%	10.26%	10.42%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(14.46)%	(13.89)%	(14.48)%	47.46%	48.47%	47.95%	57.95%	58.70%	60.22%
Russell 2000 Growth	(17.07)%	(16.65)%	(17.07)%	37.05%	37.68%	37.88%	(10.38)%	(10.07)%	(8.97)%
Russell 2000 Value	(12.26)%	(11.58)%	(12.25)%	55.68%	56.86%	57.03%	121.06%	122.53%	125.25%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (0.50)%, while the total return for the Index was (0.54)%.

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

iShares Russell 2000 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.07%

Financial	20.89

Industrial	14.88

Consumer Cyclical	12.36

Technology	8.99

Communications	7.71

Energy	5.76

Utilities	3.73

Basic Materials	3.56

Diversified	0.01

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Ralcorp Holdings Inc.	0.37%

Alexion Pharmaceuticals Inc.	0.29

Myriad Genetics Inc.	0.28

OSI Pharmaceuticals Inc.	0.27

Senior Housing Properties Trust	0.26

Foundry Networks Inc.	0.26

Energy Conversion Devices Inc.	0.25

Realty Income Corp.	0.25

ITC Holdings Corp.	0.25

Wabtec Corp.	0.24

TOTAL	2.72%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000 Index and measures the performance of equity securities of Russell 2000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (2.80)%, while the total return for the Growth Index was (2.83)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	32.08%

Industrial	17.93

Technology	12.66

Consumer Cyclical	11.82

Communications	9.17

Energy	8.36

Financial	4.56

Basic Materials	2.56

Utilities	0.79

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Alexion Pharmaceuticals Inc.	0.61%

Myriad Genetics Inc.	0.58

OSI Pharmaceuticals Inc.	0.57

Energy Conversion Devices Inc.	0.53

ITC Holdings Corp.	0.52

United Therapeutics Corp.	0.48

EXCO Resources Inc.	0.46

Comstock Resources Inc.	0.46

Waste Connections Inc.	0.46

Immucor Inc.	0.45

TOTAL	5.12%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000 Index and measures the performance of equity securities of Russell 2000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for both the Value Fund and the Index was 1.24%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	35.88%

Consumer Cyclical	12.83

Consumer Non-Cyclical	12.83

Industrial	12.03

Utilities	6.40

Communications	6.36

Technology	5.61

Basic Materials	4.47

Energy	3.37

Diversified	0.02

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Ralcorp Holdings Inc.	0.63%

Senior Housing Properties Trust	0.50

Realty Income Corp.	0.48

Apollo Investment Corp.	0.45

Westar Energy Inc.	0.45

Aspen Insurance Holdings Ltd.	0.43

Piedmont Natural Gas Co.	0.43

Nicor Inc.	0.37

Foundry Networks Inc.	0.36

BioMed Realty Trust Inc.	0.35

TOTAL	4.45%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
Russell 1000
Actual	$1,000.00	$ 889.30	0.15%	$0.71
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	887.30	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000 Value
Actual	1,000.00	888.90	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000
Actual	1,000.00	995.00	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
Russell 2000 Growth
Actual	$1,000.00	$ 972.00	0.25%	$1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 2000 Value
Actual	1,000.00	1,012.40	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,580,635	0.16%

		6,580,635	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	260,680	14,949,998	0.37
United Technologies Corp.	337,589	20,275,595	0.50
Other securities[a]		49,703,733	1.23

		84,929,326	2.10

AGRICULTURE
Monsanto Co.	190,372	18,843,021	0.47
Philip Morris International Inc.	731,686	35,194,097	0.87
Other securities[a]		32,591,125	0.81

		86,628,243	2.15

AIRLINES
Other securities[a]		7,019,348	0.17

		7,019,348	0.17

APPAREL
Other securities[a]		18,029,459	0.45

		18,029,459	0.45

AUTO MANUFACTURERS
Other securities[a]		10,682,606	0.27

		10,682,606	0.27

AUTO PARTS & EQUIPMENT
Other securities[a]		10,881,113	0.27

		10,881,113	0.27

BANKS
Bank of America Corp.	1,581,435	55,350,225	1.37
U.S. Bancorp	603,774	21,747,939	0.54
Wells Fargo & Co.	1,145,617	42,995,006	1.07
Other securities[a]		81,057,483	2.00

		201,150,653	4.98

BEVERAGES
Anheuser-Busch Companies Inc.	247,353	16,048,263	0.40
Coca-Cola Co. (The)	805,736	42,607,320	1.05
PepsiCo Inc.	550,179	39,211,257	0.97
Other securities[a]		12,077,062	0.30

		109,943,902	2.72

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	377,663	$22,384,086	0.56%
Other securities[a]		43,756,706	1.08

		66,140,792	1.64

BUILDING MATERIALS
Other securities[a]		6,153,960	0.15

		6,153,960	0.15

CHEMICALS
Other securities[a]		69,737,743	1.73

		69,737,743	1.73

COAL
Other securities[a]		12,383,159	0.31

		12,383,159	0.31

COMMERCIAL SERVICES
Other securities[a]		63,195,531	1.57

		63,195,531	1.57

COMPUTERS
Apple Inc.[b]	305,813	34,758,706	0.86
Hewlett-Packard Co.	855,168	39,542,968	0.98
International Business Machines Corp.	476,424	55,722,551	1.38
Other securities[a]		43,684,126	1.08

		173,708,351	4.30

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,059,012	73,802,546	1.83
Other securities[a]		22,169,510	0.55

		95,972,056	2.38

DISTRIBUTION & WHOLESALE
Other securities[a]		10,191,688	0.25

		10,191,688	0.25

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	1,888,464	38,732,397	0.96
Goldman Sachs Group Inc. (The)	136,737	17,502,336	0.43
JPMorgan Chase & Co.	1,197,605	55,928,153	1.39
Other securities[a]		98,795,126	2.45

		210,958,012	5.23

ELECTRIC
Other securities[a]		136,961,986	3.39

		136,961,986	3.39

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$18,504,575	0.46%

		18,504,575	0.46

ELECTRONICS
Other securities[a]		36,868,271	0.91

		36,868,271	0.91

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,924,728	0.10

		3,924,728	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		13,251,195	0.33

		13,251,195	0.33

ENTERTAINMENT
Other securities[a]		5,056,705	0.13

		5,056,705	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		11,078,783	0.28

		11,078,783	0.28

FOOD
Kraft Foods Inc.	509,911	16,699,585	0.41
Other securities[a]		62,590,757	1.55

		79,290,342	1.96

FOREST PRODUCTS & PAPER
Other securities[a]		15,756,752	0.39

		15,756,752	0.39

GAS
Other securities[a]		11,116,064	0.28

		11,116,064	0.28

HAND & MACHINE TOOLS
Other securities[a]		5,176,115	0.13

		5,176,115	0.13

HEALTH CARE - PRODUCTS
Johnson & Johnson	977,568	67,725,911	1.68
Medtronic Inc.	389,565	19,517,206	0.48
Other securities[a]		79,159,887	1.96

		166,403,004	4.12

HEALTH CARE - SERVICES
Other securities[a]		46,133,405	1.14

		46,133,405	1.14

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		3,702,654	0.09

		3,702,654	0.09

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$7,022,651	0.17%

		7,022,651	0.17

HOME FURNISHINGS
Other securities[a]		2,758,610	0.07

		2,758,610	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,406,473	0.48

		19,406,473	0.48

HOUSEWARES
Other securities[a]		2,192,850	0.05

		2,192,850	0.05

INSURANCE
Other securities[a]		131,885,460	3.27

		131,885,460	3.27

INTERNET
Google Inc. Class Ab	82,162	32,907,524	0.82
Other securities[a]		43,105,013	1.06

		76,012,537	1.88

INVESTMENT COMPANIES
Other securities[a]		2,469,696	0.06

		2,469,696	0.06

IRON & STEEL
Other securities[a]		14,106,262	0.35

		14,106,262	0.35

LEISURE TIME
Other securities[a]		9,544,419	0.24

		9,544,419	0.24

LODGING
Other securities[a]		10,450,385	0.26

		10,450,385	0.26

MACHINERY
Other securities[a]		35,735,959	0.89

		35,735,959	0.89

MANUFACTURING
General Electric Co.	3,457,449	88,164,950	2.18
3M Co.	244,314	16,689,089	0.41
Other securities[a]		66,067,725	1.64

		170,921,764	4.23

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	972,674	$19,093,591	0.47%
Time Warner Inc.	1,241,291	16,273,325	0.40
Walt Disney Co. (The)	660,880	20,282,407	0.50
Other securities[a]		48,085,939	1.20

		103,735,262	2.57

METAL FABRICATE & HARDWARE
Other securities[a]		5,825,604	0.14

		5,825,604	0.14

MINING
Other securities[a]		24,785,812	0.61

		24,785,812	0.61

MISCELLANEOUS - MANUFACTURING
Other securities[a]		122,637	0.00

		122,637	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,995,982	0.15

		5,995,982	0.15

OFFICE FURNISHINGS
Other securities[a]		231,523	0.01

		231,523	0.01

OIL & GAS
Chevron Corp.	717,486	59,178,245	1.47
ConocoPhillips	535,038	39,191,534	0.97
Exxon Mobil Corp.	1,832,785	142,334,083	3.53
Occidental Petroleum Corp.	284,708	20,057,679	0.50
Other securities[a]		147,334,508	3.64

		408,096,049	10.11

OIL & GAS SERVICES
Schlumberger Ltd.	413,857	32,318,093	0.80
Other securities[a]		48,860,576	1.21

		81,178,669	2.01

PACKAGING & CONTAINERS
Other securities[a]		10,156,570	0.25

		10,156,570	0.25

PHARMACEUTICALS
Abbott Laboratories	535,354	30,825,683	0.76
Eli Lilly and Co.	346,677	15,264,188	0.38
Gilead Sciences Inc.[b]	319,991	14,585,190	0.36

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	744,603	$23,499,671	0.58%
Pfizer Inc.	2,346,700	43,273,148	1.07
Wyeth	462,515	17,085,304	0.42
Other securities[a]		73,587,490	1.83

		218,120,674	5.40

PIPELINES
Other securities[a]		19,676,170	0.49

		19,676,170	0.49

REAL ESTATE
Other securities[a]		3,309,985	0.08

		3,309,985	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		74,422,748	1.84

		74,422,748	1.84

RETAIL
CVS Caremark Corp.	495,850	16,690,311	0.41
Home Depot Inc.	586,274	15,178,634	0.38
McDonald’s Corp.	393,207	24,260,872	0.60
Wal-Mart Stores Inc.	778,268	46,610,471	1.16
Other securities[a]		123,140,698	3.05

		225,880,986	5.60

SAVINGS & LOANS
Other securities[a]		10,163,808	0.25

		10,163,808	0.25

SEMICONDUCTORS
Intel Corp.	1,986,939	37,215,367	0.92
Other securities[a]		53,457,047	1.33

		90,672,414	2.25

SOFTWARE
Microsoft Corp.	2,784,757	74,325,164	1.84
Oracle Corp.[b]	1,350,954	27,437,876	0.68
Other securities[a]		62,214,516	1.54

		163,977,556	4.06

TELECOMMUNICATIONS
AT&T Inc.	2,060,803	57,537,620	1.43
Cisco Systems Inc.[b]	2,049,070	46,227,019	1.15
QUALCOMM Inc.	561,497	24,127,526	0.60
Verizon Communications Inc.	988,838	31,731,811	0.79
Other securities[a]		56,530,060	1.39

		216,154,036	5.36

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$2,599,053	0.06%

		2,599,053	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,743,545	0.09

		3,743,545	0.09

TRANSPORTATION
United Parcel Service Inc. Class B	237,258	14,921,156	0.37
Other securities[a]		60,843,461	1.51

		75,764,617	1.88

TRUCKING & LEASING
Other securities[a]		653,459	0.02

		653,459	0.02

WATER
Other securities[a]		1,291,754	0.03

		1,291,754	0.03

TOTAL COMMON STOCKS
(Cost: $5,229,324,402)		4,026,577,135	99.75

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		301	0.00

		301	0.00

TOTAL RIGHTS
(Cost: $430)		301	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	3,110,698	3,110,698	0.08
BGI Cash Premier Fund LLC
2.67%[c,d,e]	47,911,479	47,911,479	1.18

		51,022,177	1.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,022,177)		51,022,177	1.26

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,280,347,009)	$4,077,599,613	101.01%

Other Assets, Less Liabilities	(40,912,395)	(1.01)

NET ASSETS	$4,036,687,218	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$34,669,164	0.30%

		34,669,164	0.30

AEROSPACE & DEFENSE
Boeing Co. (The)	1,501,289	86,098,924	0.74
Lockheed Martin Corp.	656,955	72,048,255	0.62
United Technologies Corp.	1,108,250	66,561,495	0.57
Other securities[a]		77,023,307	0.65

		301,731,981	2.58

AGRICULTURE
Altria Group Inc.	3,129,725	62,093,744	0.53
Monsanto Co.	1,096,344	108,516,129	0.93
Philip Morris International Inc.	4,214,128	202,699,557	1.73
Other securities[a]		12,940,904	0.11

		386,250,334	3.30

AIRLINES
Other securities[a]		6,100,586	0.05

		6,100,586	0.05

APPAREL
Other securities[a]		83,483,677	0.71

		83,483,677	0.71

AUTO MANUFACTURERS
Other securities[a]		29,215,698	0.25

		29,215,698	0.25

AUTO PARTS & EQUIPMENT
Other securities[a]		21,517,173	0.18

		21,517,173	0.18

BANKS
Other securities[a]		41,467,376	0.35

		41,467,376	0.35

BEVERAGES
Coca-Cola Co. (The)	3,271,656	173,005,169	1.48
PepsiCo Inc.	2,978,678	212,290,381	1.81
Other securities[a]		64,209,478	0.55

		449,505,028	3.84

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Celgene Corp.[b]	870,775	$55,102,642	0.47%
Genentech Inc.[b]	927,988	82,293,976	0.70
Other securities[a]		105,674,882	0.91

		243,071,500	2.08

BUILDING MATERIALS
Other securities[a]		15,287,057	0.13

		15,287,057	0.13

CHEMICALS
Other securities[a]		196,132,243	1.68

		196,132,243	1.68

COAL
Other securities[a]		71,273,854	0.61

		71,273,854	0.61

COMMERCIAL SERVICES
Visa Inc. Class A	894,360	54,904,760	0.47
Other securities[a]		233,050,920	1.99

		287,955,680	2.46

COMPUTERS
Apple Inc.[b]	1,761,356	200,195,723	1.71
Dell Inc.[b]	3,627,234	59,776,816	0.51
Hewlett-Packard Co.	4,925,335	227,747,490	1.95
International Business Machines Corp.	2,744,018	320,940,345	2.74
Other securities[a]		107,639,535	0.92

		916,299,909	7.83

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	1,014,529	76,444,760	0.65
Procter & Gamble Co. (The)	2,262,872	157,699,550	1.35
Other securities[a]		47,103,377	0.40

		281,247,687	2.40

DISTRIBUTION & WHOLESALE
Other securities[a]		36,750,831	0.31

		36,750,831	0.31

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,687,339	59,782,421	0.51
Other securities[a]		235,313,773	2.01

		295,096,194	2.52

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$187,620,348	1.60%

		187,620,348	1.60

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,559,843	63,625,996	0.54
Other securities[a]		36,554,032	0.32

		100,180,028	0.86

ELECTRONICS
Other securities[a]		132,152,285	1.13

		132,152,285	1.13

ENERGY - ALTERNATE SOURCES
Other securities[a]		22,658,624	0.19

		22,658,624	0.19

ENGINEERING & CONSTRUCTION
Other securities[a]		69,754,045	0.60

		69,754,045	0.60

ENTERTAINMENT
Other securities[a]		22,786,432	0.19

		22,786,432	0.19

ENVIRONMENTAL CONTROL
Other securities[a]		32,318,668	0.28

		32,318,668	0.28

FOOD
Other securities[a]		151,807,474	1.30

		151,807,474	1.30

FOREST PRODUCTS & PAPER
Other securities[a]		6,489,709	0.05

		6,489,709	0.05

GAS
Other securities[a]		1,230,846	0.01

		1,230,846	0.01

HAND & MACHINE TOOLS
Other securities[a]		4,636,945	0.04

		4,636,945	0.04

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,253,407	82,261,101	0.70
Johnson & Johnson	1,480,752	102,586,499	0.88
Medtronic Inc.	2,243,623	112,405,512	0.96
Other securities[a]		259,535,381	2.22

		556,788,493	4.76

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$127,261,263	1.09%

		127,261,263	1.09

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		5,288,492	0.04

		5,288,492	0.04

HOME BUILDERS
Other securities[a]		2,272,790	0.02

		2,272,790	0.02

HOME FURNISHINGS
Other securities[a]		2,963,954	0.02

		2,963,954	0.02

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		37,530,686	0.32

		37,530,686	0.32

HOUSEWARES
Other securities[a]		3,067,268	0.03

		3,067,268	0.03

INSURANCE
Aflac Inc.	949,630	55,790,763	0.48
Other securities[a]		20,384,181	0.17

		76,174,944	0.65

INTERNET
Google Inc. Class Ab	473,133	189,499,229	1.62
Other securities[a]		187,103,657	1.60

		376,602,886	3.22

IRON & STEEL
Other securities[a]		47,656,132	0.41

		47,656,132	0.41

LEISURE TIME
Other securities[a]		22,049,740	0.19

		22,049,740	0.19

LODGING
Other securities[a]		51,879,759	0.44

		51,879,759	0.44

MACHINERY
Caterpillar Inc.	1,228,942	73,244,943	0.63
Other securities[a]		114,248,882	0.97

		187,493,825	1.60

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Honeywell International Inc.	1,481,445	$61,554,040	0.53%
3M Co.	1,407,046	96,115,312	0.82
Other securities[a]		173,797,901	1.48

		331,467,253	2.83

MEDIA
Other securities[a]		205,955,094	1.76

		205,955,094	1.76

METAL FABRICATE & HARDWARE
Other securities[a]		25,281,341	0.22

		25,281,341	0.22

MINING
Other securities[a]		72,067,122	0.62

		72,067,122	0.62

MISCELLANEOUS - MANUFACTURING
Other securities[a]		699,731	0.01

		699,731	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		12,457,799	0.11

		12,457,799	0.11

OIL & GAS
Exxon Mobil Corp.	1,952,882	151,660,816	1.30
Occidental Petroleum Corp.	1,639,690	115,516,161	0.99
Transocean Inc.[b]	637,052	69,973,792	0.60
Other securities[a]		304,918,343	2.60

		642,069,112	5.49

OIL & GAS SERVICES
Halliburton Co.	1,742,835	56,450,426	0.48
Schlumberger Ltd.	2,383,617	186,136,652	1.59
Other securities[a]		190,184,951	1.63

		432,772,029	3.70

PACKAGING & CONTAINERS
Other securities[a]		16,621,748	0.14

		16,621,748	0.14

PHARMACEUTICALS
Abbott Laboratories	3,083,284	177,535,491	1.52
Bristol-Myers Squibb Co.	3,610,840	75,286,014	0.64
Gilead Sciences Inc.[b]	1,842,943	84,001,342	0.72
Schering-Plough Corp.	3,239,281	59,829,520	0.51

Security	Shares	Value	% of Net Assets
Other securities[a]		$249,351,140	2.13%

		646,003,507	5.52

PIPELINES
Other securities[a]		46,398,665	0.40

		46,398,665	0.40

REAL ESTATE
Other securities[a]		12,248,883	0.10

		12,248,883	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		82,578,997	0.71

		82,578,997	0.71

RETAIL
Costco Wholesale Corp.	865,565	56,201,135	0.48
McDonald’s Corp.	2,053,994	126,731,430	1.08
Target Corp.	1,458,905	71,559,290	0.61
Walgreen Co.	1,828,370	56,606,335	0.48
Wal-Mart Stores Inc.	3,617,385	216,645,188	1.85
Other securities[a]		384,671,360	3.30

		912,414,738	7.80

SAVINGS & LOANS
Other securities[a]		7,359,552	0.06

		7,359,552	0.06

SEMICONDUCTORS
Intel Corp.	9,887,379	185,190,609	1.58
Texas Instruments Inc.	2,642,569	56,815,234	0.49
Other securities[a]		216,874,803	1.85

		458,880,646	3.92

SOFTWARE
Microsoft Corp.	16,039,004	428,081,017	3.66
Oracle Corp.[b]	7,780,750	158,027,033	1.35
Other securities[a]		331,611,786	2.83

		917,719,836	7.84

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	11,801,664	266,245,540	2.27
QUALCOMM Inc.	3,233,905	138,960,898	1.19
Other securities[a]		188,405,029	1.61

		593,611,467	5.07

TOYS, GAMES & HOBBIES
Other securities[a]		3,592,756	0.03

		3,592,756	0.03

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Burlington Northern Santa Fe Corp.	562,322	$51,975,422	0.44%
Union Pacific Corp.	1,032,367	73,463,236	0.63
United Parcel Service Inc. Class B	1,366,467	85,937,110	0.73
Other securities[a]		122,284,773	1.05

		333,660,541	2.85

TRUCKING & LEASING
Other securities[a]		410,934	0.00

		410,934	0.00

TOTAL COMMON STOCKS
(Cost: $13,420,710,276)		11,679,993,359	99.80

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,530	0.00

		1,530	0.00

TOTAL RIGHTS
(Cost: $2,189)		1,530	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	9,825,455	9,825,455	0.08
BGI Cash Premier Fund LLC
2.67%[c,d,e]	324,877,984	324,877,984	2.78

		334,703,439	2.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,703,439)		334,703,439	2.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,755,415,904)		12,014,698,328	102.66

Other Assets, Less Liabilities		(311,755,461)	(2.66)

NET ASSETS		$11,702,942,867	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,172,421	0.03%

		2,172,421	0.03

AEROSPACE & DEFENSE
General Dynamics Corp.	550,692	40,541,945	0.51
United Technologies Corp.	578,323	34,734,079	0.43
Other securities[a]		54,253,932	0.68

		129,529,956	1.62

AGRICULTURE
Other securities[a]		77,817,825	0.97

		77,817,825	0.97

AIRLINES
Other securities[a]		23,776,279	0.30

		23,776,279	0.30

APPAREL
Other securities[a]		14,026,332	0.18

		14,026,332	0.18

AUTO MANUFACTURERS
Other securities[a]		22,359,679	0.28

		22,359,679	0.28

AUTO PARTS & EQUIPMENT
Other securities[a]		28,467,803	0.36

		28,467,803	0.36

BANKS
Bank of America Corp.	6,299,762	220,491,670	2.76
Bank of New York Mellon Corp. (The)	1,580,639	51,497,219	0.65
PNC Financial Services Group Inc. (The)	477,937	35,701,894	0.45
U.S. Bancorp	2,405,199	86,635,268	1.09
Wells Fargo & Co.	4,563,636	171,273,259	2.14
Other securities[a]		207,295,414	2.59

		772,894,724	9.68

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	946,912	$50,072,707	0.63%
Other securities[a]		76,986,928	0.96

		127,059,635	1.59

BIOTECHNOLOGY
Amgen Inc.[b]	1,504,403	89,165,966	1.12
Other securities[a]		6,056,487	0.07

		95,222,453	1.19

BUILDING MATERIALS
Other securities[a]		13,994,411	0.18

		13,994,411	0.18

CHEMICALS
Dow Chemical Co. (The)	1,285,762	40,861,516	0.51
E.I. du Pont de Nemours and Co.	1,244,663	50,159,919	0.63
Other securities[a]		51,144,708	0.64

		142,166,143	1.78

COMMERCIAL SERVICES
Other securities[a]		52,522,040	0.66

		52,522,040	0.66

COMPUTERS
Other securities[a]		58,131,008	0.73

		58,131,008	0.73

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	2,653,544	184,925,481	2.31
Other securities[a]		2,852,627	0.04

		187,778,108	2.35

DISTRIBUTION & WHOLESALE
Other securities[a]		15,214,278	0.19

		15,214,278	0.19

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	7,522,860	154,293,859	1.93
Goldman Sachs Group Inc. (The)	487,000	62,336,000	0.78
JPMorgan Chase & Co.	4,770,716	222,792,437	2.79
Merrill Lynch & Co. Inc.	2,112,865	53,455,484	0.67
Morgan Stanley	1,439,756	33,114,388	0.42
Other securities[a]		110,373,689	1.38

		636,365,857	7.97

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	798,764	$34,171,124	0.43%
Southern Co. (The)	1,060,243	39,960,559	0.50
Other securities[a]		341,680,143	4.28

		415,811,826	5.21

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		4,535,632	0.06

		4,535,632	0.06

ELECTRONICS
Other securities[a]		55,404,773	0.69

		55,404,773	0.69

ENGINEERING & CONSTRUCTION
Other securities[a]		4,536,965	0.06

		4,536,965	0.06

ENTERTAINMENT
Other securities[a]		4,385,519	0.05

		4,385,519	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		21,875,246	0.27

		21,875,246	0.27

FOOD
Kraft Foods Inc.	2,031,215	66,522,291	0.83
Other securities[a]		144,261,809	1.81

		210,784,100	2.64

FOREST PRODUCTS & PAPER
Other securities[a]		58,218,020	0.73

		58,218,020	0.73

GAS
Other securities[a]		43,418,539	0.54

		43,418,539	0.54

HAND & MACHINE TOOLS
Other securities[a]		17,309,142	0.22

		17,309,142	0.22

HEALTH CARE - PRODUCTS
Covidien Ltd.	690,368	37,114,184	0.46
Johnson & Johnson	2,870,025	198,835,332	2.49
Other securities[a]		41,767,759	0.53

		277,717,275	3.48

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
WellPoint Inc.[b]	656,632	$30,710,679	0.38%
Other securities[a]		65,146,150	0.82

		95,856,829	1.20

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		11,152,839	0.14

		11,152,839	0.14

HOME BUILDERS
Other securities[a]		26,607,191	0.33

		26,607,191	0.33

HOME FURNISHINGS
Other securities[a]		8,927,457	0.11

		8,927,457	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		51,582,857	0.65

		51,582,857	0.65

HOUSEWARES
Other securities[a]		6,603,210	0.08

		6,603,210	0.08

INSURANCE
Allstate Corp. (The)	761,147	35,104,100	0.44
MetLife Inc.	604,006	33,824,336	0.42
Prudential Financial Inc.	496,401	35,740,872	0.45
Travelers Companies Inc. (The)	835,666	37,772,103	0.47
Other securities[a]		330,110,795	4.14

		472,552,206	5.92

INTERNET
Other securities[a]		42,321,540	0.53

		42,321,540	0.53

INVESTMENT COMPANIES
Other securities[a]		9,861,719	0.12

		9,861,719	0.12

IRON & STEEL
Other securities[a]		23,103,939	0.29

		23,103,939	0.29

LEISURE TIME
Other securities[a]		22,731,104	0.28

		22,731,104	0.28

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$5,708,604	0.07%

		5,708,604	0.07

MACHINERY
Other securities[a]		12,658,287	0.16

		12,658,287	0.16

MANUFACTURING
General Electric Co.	13,772,935	351,209,843	4.40
Other securities[a]		100,535,767	1.26

		451,745,610	5.66

MEDIA
Comcast Corp. Class A	2,743,377	53,852,491	0.67
Time Warner Inc.	4,395,937	57,630,734	0.72
Walt Disney Co. (The)	2,327,300	71,424,837	0.89
Other securities[a]		88,021,507	1.11

		270,929,569	3.39

METAL FABRICATE & HARDWARE
Other securities[a]		5,724,520	0.07

		5,724,520	0.07

MINING
Other securities[a]		48,824,215	0.61

		48,824,215	0.61

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		15,235,688	0.19

		15,235,688	0.19

OFFICE FURNISHINGS
Other securities[a]		919,372	0.01

		919,372	0.01

OIL & GAS
Anadarko Petroleum Corp.	646,919	31,382,041	0.39
Apache Corp.	460,994	48,072,454	0.60
Chevron Corp.	2,858,116	235,737,408	2.95
ConocoPhillips	2,131,390	156,124,318	1.95
Devon Energy Corp.	616,542	56,228,630	0.70
Exxon Mobil Corp.	5,950,297	462,100,064	5.79
Marathon Oil Corp.	978,333	39,006,137	0.49
XTO Energy Inc.	681,183	31,688,633	0.40
Other securities[a]		121,170,459	1.52

		1,181,510,144	14.79

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$24,031,639	0.30%

		24,031,639	0.30

PACKAGING & CONTAINERS
Other securities[a]		28,944,834	0.36

		28,944,834	0.36

PHARMACEUTICALS
Eli Lilly and Co.	1,249,867	55,031,644	0.69
Merck & Co. Inc.	2,117,881	66,840,324	0.84
Pfizer Inc.	9,348,264	172,381,988	2.16
Wyeth	1,842,498	68,061,876	0.85
Other securities[a]		60,072,947	0.75

		422,388,779	5.29

PIPELINES
Other securities[a]		46,353,238	0.58

		46,353,238	0.58

REAL ESTATE
Other securities[a]		4,775,610	0.06

		4,775,610	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		239,692,554	3.00

		239,692,554	3.00

RETAIL
CVS Caremark Corp.	908,664	30,585,630	0.38
Home Depot Inc.	2,335,418	60,463,972	0.76
Lowe’s Companies Inc.	1,919,345	45,469,283	0.57
Wal-Mart Stores Inc.	598,425	35,839,673	0.45
Other securities[a]		96,408,221	1.20

		268,766,779	3.36

SAVINGS & LOANS
Other securities[a]		35,571,753	0.45

		35,571,753	0.45

SEMICONDUCTORS
Other securities[a]		43,499,407	0.54

		43,499,407	0.54

SOFTWARE
Other securities[a]		18,154,667	0.23

		18,154,667	0.23

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	8,209,317	$229,204,131	2.87%
Verizon Communications Inc.	3,939,088	126,405,334	1.58
Other securities[a]		94,699,424	1.19

		450,308,889	5.64

TEXTILES
Other securities[a]		10,412,641	0.13

		10,412,641	0.13

TOYS, GAMES & HOBBIES
Other securities[a]		12,429,272	0.16

		12,429,272	0.16

TRANSPORTATION
FedEx Corp.	428,501	33,868,719	0.42
Other securities[a]		37,319,824	0.47

		71,188,543	0.89

TRUCKING & LEASING
Other securities[a]		2,384,013	0.03

		2,384,013	0.03

WATER
Other securities[a]		5,154,354	0.06

		5,154,354	0.06

TOTAL COMMON STOCKS
(Cost: $9,884,562,596)		7,962,109,861	99.69

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		119	0.00

		119	0.00

TOTAL RIGHTS
(Cost: $170)		119	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[c,d]	5,772,983	$5,772,983	0.07%
BGI Cash Premier Fund LLC
2.67%[c,d,e]	155,112,578	155,112,578	1.94

		160,885,561	2.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,885,561)		160,885,561	2.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,045,448,327)		8,122,995,541	101.70

Other Assets, Less Liabilities		(136,166,691)	(1.70)

NET ASSETS		$7,986,828,850	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$32,150,819	0.19%

		32,150,819	0.19

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	720,095	32,728,318	0.20
Moog Inc. Class Ab,c	685,954	29,413,708	0.18
Teledyne Technologies Inc.[b,c]	570,316	32,599,263	0.20
Other securities[a]		132,519,419	0.78

		227,260,708	1.36

AGRICULTURE
Other securities[a]		64,860,917	0.39

		64,860,917	0.39

AIRLINES
Other securities[a]		93,536,417	0.56

		93,536,417	0.56

APPAREL
Warnaco Group Inc. (The)[b]	732,320	33,166,773	0.20
Other securities[a]		195,705,171	1.17

		228,871,944	1.37

AUTO MANUFACTURERS
Other securities[a]		7,636,904	0.05

		7,636,904	0.05

AUTO PARTS & EQUIPMENT
Other securities[a]		124,830,192	0.75

		124,830,192	0.75

BANKS
Other securities[a]		1,188,491,100	7.13

		1,188,491,100	7.13

BEVERAGES
Other securities[a]		30,725,038	0.18

		30,725,038	0.18

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	1,236,412	48,590,992	0.29
Bio-Rad Laboratories Inc. Class Ab	304,690	30,200,873	0.18

Security	Shares	Value	% of Net Assets
Myriad Genetics Inc.[b,c]	718,218	$46,597,984	0.28%
Other securities[a]		371,011,702	2.23

		496,401,551	2.98

BUILDING MATERIALS
Other securities[a]		107,066,070	0.64

		107,066,070	0.64

CHEMICALS
Hercules Inc.	1,820,307	36,023,876	0.22
Other securities[a]		283,220,938	1.70

		319,244,814	1.92

COAL
Other securities[a]		26,489,862	0.16

		26,489,862	0.16

COMMERCIAL SERVICES
Watson Wyatt Worldwide Inc.	686,631	34,146,160	0.20
Other securities[a]		929,739,493	5.58

		963,885,653	5.78

COMPUTERS
MICROS Systems Inc.[b]	1,310,558	34,939,476	0.21
Other securities[a]		363,545,278	2.18

		398,484,754	2.39

COSMETICS & PERSONAL CARE
Other securities[a]		32,422,606	0.19

		32,422,606	0.19

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	661,742	32,094,487	0.19
Other securities[a]		103,733,451	0.62

		135,827,938	0.81

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		283,301,117	1.70

		283,301,117	1.70

ELECTRIC
ITC Holdings Corp.	795,272	41,171,231	0.25
Westar Energy Inc.	1,687,053	38,869,701	0.23
Other securities[a]		277,636,263	1.67

		357,677,195	2.15

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Energy Conversion Devices Inc.[b,c]	724,958	$42,228,804	0.25%
GrafTech International Ltd.[b]	1,923,649	29,066,336	0.18
Other securities[a]		123,433,521	0.74

		194,728,661	1.17

ELECTRONICS
Woodward Governor Co.	944,732	33,320,698	0.20
Other securities[a]		396,122,113	2.38

		429,442,811	2.58

ENERGY - ALTERNATE SOURCES
Other securities[a]		59,492,307	0.36

		59,492,307	0.36

ENGINEERING & CONSTRUCTION
Other securities[a]		114,398,873	0.69

		114,398,873	0.69

ENTERTAINMENT
Other securities[a]		115,957,904	0.70

		115,957,904	0.70

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b,c]	1,068,691	36,656,101	0.22
Other securities[a]		128,089,471	0.77

		164,745,572	0.99

FOOD
Flowers Foods Inc.	1,244,087	36,526,394	0.22
Ralcorp Holdings Inc.[b]	904,411	60,966,346	0.37
Other securities[a]		239,268,918	1.43

		336,761,658	2.02

FOREST PRODUCTS & PAPER
Potlatch Corp.[c]	633,901	29,406,667	0.18
Other securities[a]		93,073,461	0.55

		122,480,128	0.73

Security	Shares	Value	% of Net Assets
GAS
Nicor Inc.	726,415	$32,216,505	0.19%
Piedmont Natural Gas Co.	1,181,370	37,756,585	0.23
Other securities[a]		138,235,768	0.83

		208,208,858	1.25

HAND & MACHINE TOOLS
Other securities[a]		74,608,876	0.45

		74,608,876	0.45

HEALTH CARE - PRODUCTS
Immucor Inc.[b]	1,127,131	36,023,107	0.22
Steris Corp.	942,154	35,406,147	0.21
Other securities[a]		578,489,475	3.47

		649,918,729	3.90

HEALTH CARE - SERVICES
Psychiatric Solutions Inc.[b,c]	891,928	33,848,668	0.20
Other securities[a]		309,606,878	1.86

		343,455,546	2.06

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,505,380	0.01

		1,505,380	0.01

HOME BUILDERS
Other securities[a]		80,919,330	0.49

		80,919,330	0.49

HOME FURNISHINGS
Other securities[a]		85,076,909	0.51

		85,076,909	0.51

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		117,889,018	0.71

		117,889,018	0.71

HOUSEWARES
Other securities[a]		7,407,473	0.04

		7,407,473	0.04

INSURANCE
Aspen Insurance Holdings Ltd.	1,374,247	37,791,793	0.23
ProAssurance Corp.[b,c]	515,914	28,891,184	0.17
Other securities[a]		585,470,128	3.51

		652,153,105	3.91

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$466,788,416	2.80%

		466,788,416	2.80

INVESTMENT COMPANIES
Apollo Investment Corp.	2,288,603	39,020,681	0.23
Other securities[a]		74,639,180	0.45

		113,659,861	0.68

IRON & STEEL
Other securities[a]		17,764,252	0.11

		17,764,252	0.11

LEISURE TIME
Other securities[a]		105,947,128	0.64

		105,947,128	0.64

LODGING
Other securities[a]		40,464,782	0.24

		40,464,782	0.24

MACHINERY
Wabtec Corp.	778,944	39,905,301	0.24
Other securities[a]		272,388,021	1.63

		312,293,322	1.87

MANUFACTURING
CLARCOR Inc.	812,655	30,840,257	0.19
Other securities[a]		307,943,489	1.84

		338,783,746	2.03

MEDIA
Other securities[a]		110,440,646	0.66

		110,440,646	0.66

METAL FABRICATE & HARDWARE
Other securities[a]		140,583,648	0.84

		140,583,648	0.84

MINING
Other securities[a]		134,049,568	0.80

		134,049,568	0.80

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		22,174,644	0.13

		22,174,644	0.13

OFFICE FURNISHINGS
Other securities[a]		61,785,737	0.37

		61,785,737	0.37

Security	Shares	Value	% of Net Assets
OIL & GAS
Comstock Resources Inc.[b,c]	732,953	$36,684,298	0.22%
EXCO Resources Inc.[b]	2,402,433	39,207,707	0.23
Penn Virginia Corp.	669,183	35,761,140	0.21
Other securities[a]		529,552,091	3.19

		641,205,236	3.85

OIL & GAS SERVICES
Other securities[a]		231,991,264	1.39

		231,991,264	1.39

PACKAGING & CONTAINERS
Other securities[a]		29,749,956	0.18

		29,749,956	0.18

PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[b]	894,405	32,359,573	0.19
OSI Pharmaceuticals Inc.[b,c]	920,459	45,369,424	0.27
United Therapeutics Corp.[b]	362,329	38,106,141	0.23
Other securities[a]		527,566,969	3.17

		643,402,107	3.86

REAL ESTATE
Other securities[a]		34,988,283	0.21

		34,988,283	0.21

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.[c]	1,154,241	30,529,674	0.18
Highwoods Properties Inc.[c]	923,416	32,836,673	0.20
Home Properties Inc.[c]	509,153	29,505,416	0.18
Realty Income Corp.[c]	1,630,028	41,728,717	0.25
Senior Housing Properties Trust[c]	1,842,276	43,901,437	0.26
Washington Real Estate Investment Trust[c]	795,366	29,134,257	0.18
Other securities[a]		787,622,207	4.72

		995,258,381	5.97

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
RETAIL
Aeropostale Inc.[b,c]	1,076,322	$34,560,699	0.21%
Longs Drug Stores Corp.	500,763	37,877,713	0.23
Wendy’s/Arby’s Group Inc. Class A	6,373,661	33,525,457	0.20
Other securities[a]		786,782,350	4.72

		892,746,219	5.36

SAVINGS & LOANS
Other securities[a]		215,337,889	1.29

		215,337,889	1.29

SEMICONDUCTORS
Microsemi Corp.[b,c]	1,265,428	32,243,105	0.19
Other securities[a]		408,317,571	2.45

		440,560,676	2.64

SOFTWARE
Parametric Technology Corp.[b]	1,852,992	34,095,053	0.20
Sybase Inc.[b]	1,275,719	39,062,516	0.23
Other securities[a]		567,888,805	3.42

		641,046,374	3.85

STORAGE & WAREHOUSING
Other securities[a]		10,773,131	0.06

		10,773,131	0.06

TELECOMMUNICATIONS
Foundry Networks Inc.[b]	2,347,249	42,743,404	0.26
Polycom Inc.[b]	1,408,853	32,586,770	0.20
Other securities[a]		598,359,195	3.58

		673,689,369	4.04

TEXTILES
Other securities[a]		20,505,484	0.12

		20,505,484	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		49,101,364	0.29

		49,101,364	0.29

TRANSPORTATION
Other securities[a]		319,590,884	1.92

		319,590,884	1.92

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$26,183,583	0.16%

		26,183,583	0.16

WATER
Other securities[a]		55,271,376	0.33

		55,271,376	0.33

TOTAL COMMON STOCKS
(Cost: $20,849,017,767)		16,664,454,063	99.96

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%[d,e]	15,448,619	15,448,619	0.09
BGI Cash Premier Fund LLC
2.67%[d,e,f]	1,653,706,691	1,653,706,691	9.92

		1,669,155,310	10.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,669,155,310)		1,669,155,310	10.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,518,173,077)		18,333,609,373	109.97

Other Assets, Less Liabilities		(1,662,081,805)	(9.97)

NET ASSETS		$16,671,527,568	100.00%

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,825,045	0.30%

		9,825,045	0.30

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	250,066	11,365,500	0.35
Teledyne Technologies Inc.[b]	233,264	13,333,370	0.41
Other securities[a]		40,743,311	1.24

		65,442,181	2.00

AGRICULTURE
Other securities[a]		11,610,523	0.36

		11,610,523	0.36

AIRLINES
Other securities[a]		9,184,541	0.28

		9,184,541	0.28

APPAREL
Warnaco Group Inc. (The)[b]	299,522	13,565,351	0.41
Other securities[a]		39,035,260	1.20

		52,600,611	1.61

AUTO MANUFACTURERS
Other securities[a]		710,803	0.02

		710,803	0.02

AUTO PARTS & EQUIPMENT
Other securities[a]		13,475,015	0.41

		13,475,015	0.41

BANKS
Other securities[a]		29,200,160	0.89

		29,200,160	0.89

BEVERAGES
Other securities[a]		10,875,617	0.33

		10,875,617	0.33

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	505,614	19,870,631	0.61
Bio-Rad Laboratories Inc. Class Ab	124,626	12,352,929	0.38
Myriad Genetics Inc.[b,c]	293,732	19,057,332	0.58
Sequenom Inc.[b]	372,360	9,912,223	0.30

Security	Shares	Value	% of Net Assets
Other securities[a]		$123,866,637	3.79%

		185,059,752	5.66

BUILDING MATERIALS
Other securities[a]		13,311,122	0.41

		13,311,122	0.41

CHEMICALS
Other securities[a]		55,083,815	1.69

		55,083,815	1.69

COAL
Other securities[a]		10,688,542	0.33

		10,688,542	0.33

COMMERCIAL SERVICES
PAREXEL International Corp.[b]	372,650	10,680,149	0.33
VistaPrint Ltd.[b,c]	290,499	9,539,987	0.29
Other securities[a]		224,132,399	6.86

		244,352,535	7.48

COMPUTERS
MICROS Systems Inc.[b]	536,002	14,289,813	0.44
Other securities[a]		83,735,684	2.56

		98,025,497	3.00

COSMETICS & PERSONAL CARE
Other securities[a]		8,378,226	0.26

		8,378,226	0.26

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	246,298	11,945,453	0.37
Other securities[a]		22,396,477	0.68

		34,341,930	1.05

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		48,841,177	1.49

		48,841,177	1.49

ELECTRIC
ITC Holdings Corp.	325,240	16,837,675	0.52
Other securities[a]		6,079,015	0.18

		22,916,690	0.70

ELECTRICAL COMPONENTS & EQUIPMENT
Energy Conversion Devices Inc.[b]	296,475	17,269,669	0.53
GrafTech International Ltd.[b]	647,225	9,779,570	0.30

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Other securities[a]		$28,210,420	0.86%

		55,259,659	1.69

ELECTRONICS
Woodward Governor Co.	304,524	10,740,561	0.33
Other securities[a]		77,142,711	2.36

		87,883,272	2.69

ENERGY - ALTERNATE SOURCES
Other securities[a]		17,359,868	0.53

		17,359,868	0.53

ENGINEERING & CONSTRUCTION
Other securities[a]		16,730,640	0.51

		16,730,640	0.51

ENTERTAINMENT
Bally Technologies Inc.[b]	359,998	10,900,739	0.33
Other securities[a]		15,126,307	0.47

		26,027,046	0.80

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	387,207	9,316,200	0.29
Waste Connections Inc.[b]	437,053	14,990,918	0.46
Other securities[a]		35,844,524	1.09

		60,151,642	1.84

FOOD
Other securities[a]		33,869,899	1.04

		33,869,899	1.04

FOREST PRODUCTS & PAPER
Other securities[a]		13,394,623	0.41

		13,394,623	0.41

GAS
Other securities[a]		1,126,442	0.03

		1,126,442	0.03

HAND & MACHINE TOOLS
Other securities[a]		7,929,876	0.24

		7,929,876	0.24

HEALTH CARE - PRODUCTS
Haemonetics Corp.[b]	169,298	10,449,073	0.32
Immucor Inc.[b]	460,941	14,731,674	0.45
Masimo Corp.[b]	303,227	11,280,044	0.35
NuVasive Inc.[b,c]	234,127	11,549,485	0.35
Steris Corp.	385,311	14,479,987	0.44
Thoratec Corp.[b]	358,462	9,409,628	0.29

Security	Shares	Value	% of Net Assets
West Pharmaceutical Services Inc.	212,806	$10,389,189	0.32%
Other securities[a]		153,191,837	4.69

		235,480,917	7.21

HEALTH CARE - SERVICES
Psychiatric Solutions Inc.[b,c]	364,768	13,842,946	0.42
Other securities[a]		51,611,350	1.58

		65,454,296	2.00

HOME BUILDERS
Other securities[a]		5,609,073	0.17

		5,609,073	0.17

HOME FURNISHINGS
Other securities[a]		15,174,819	0.46

		15,174,819	0.46

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	408,016	11,273,482	0.34
Other securities[a]		10,518,654	0.33

		21,792,136	0.67

HOUSEWARES
Other securities[a]		877,378	0.03

		877,378	0.03

INSURANCE
Other securities[a]		13,994,401	0.43

		13,994,401	0.43

INTERNET
Other securities[a]		145,954,390	4.47

		145,954,390	4.47

INVESTMENT COMPANIES
Other securities[a]		136,312	0.00

		136,312	0.00

IRON & STEEL
Other securities[a]		2,035,685	0.06

		2,035,685	0.06

LEISURE TIME
Other securities[a]		27,587,277	0.84

		27,587,277	0.84

LODGING
Other securities[a]		2,505,864	0.08

		2,505,864	0.08

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Nordson Corp.	221,728	$10,889,062	0.33%
Wabtec Corp.	276,854	14,183,230	0.43
Other securities[a]		59,244,922	1.82

		84,317,214	2.58

MANUFACTURING
Acuity Brands Inc.	231,376	9,662,262	0.30
Matthews International Corp. Class A	194,143	9,850,816	0.30
Other securities[a]		64,709,612	1.98

		84,222,690	2.58

MEDIA
Other securities[a]		12,120,506	0.37

		12,120,506	0.37

METAL FABRICATE & HARDWARE
Other securities[a]		26,111,662	0.80

		26,111,662	0.80

MINING
Other securities[a]		13,033,499	0.40

		13,033,499	0.40

OFFICE FURNISHINGS
Other securities[a]		13,888,973	0.43

		13,888,973	0.43

OIL & GAS
Arena Resources Inc.[b]	249,475	9,692,104	0.30
Comstock Resources Inc.[b]	299,795	15,004,740	0.46
Concho Resources Inc.[b]	363,890	10,047,003	0.31
EXCO Resources Inc.[b]	924,671	15,090,631	0.46
McMoRan Exploration Co.[b]	394,870	9,334,727	0.29
Penn Virginia Corp.	273,707	14,626,902	0.45
Other securities[a]		107,100,442	3.27

		180,896,549	5.54

OIL & GAS SERVICES
Other securities[a]		63,923,478	1.96

		63,923,478	1.96

PACKAGING & CONTAINERS
Other securities[a]		7,769,617	0.24

		7,769,617	0.24

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Isis Pharmaceuticals Inc.[b]	593,835	$10,029,873	0.31%
Onyx Pharmaceuticals Inc.[b,c]	365,813	13,235,114	0.40
OSI Pharmaceuticals Inc.[b]	376,387	18,552,115	0.57
United Therapeutics Corp.[b]	148,165	15,582,513	0.48
Other securities[a]		173,668,305	5.31

		231,067,920	7.07

REAL ESTATE
Other securities[a]		2,117,758	0.06

		2,117,758	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		52,410,842	1.60

		52,410,842	1.60

RETAIL
Aeropostale Inc.[b,c]	440,211	14,135,175	0.43
Wendy’s/Arby’s Group Inc. Class A	2,274,336	11,963,007	0.37
Other securities[a]		141,188,931	4.32

		167,287,113	5.12

SAVINGS & LOANS
Other securities[a]		3,091,420	0.09

		3,091,420	0.09

SEMICONDUCTORS
Microsemi Corp.[b,c]	517,555	13,187,301	0.40
Other securities[a]		97,549,142	2.99

		110,736,443	3.39

SOFTWARE
Concur Technologies Inc.[b,c]	283,675	10,853,406	0.33
Parametric Technology Corp.[b]	719,284	13,234,826	0.41
Solera Holdings Inc.[b]	339,536	9,751,474	0.30
Sybase Inc.[b]	439,353	13,452,989	0.41
Other securities[a]		157,424,574	4.82

		204,717,269	6.27

STORAGE & WAREHOUSING
Other securities[a]		3,688,957	0.11

		3,688,957	0.11

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Polycom Inc.[b]	534,775	$12,369,346	0.38%
Other securities[a]		119,316,308	3.65

		131,685,654	4.03

TOYS, GAMES & HOBBIES
Marvel Entertainment Inc.[b]	322,052	10,994,855	0.34
Other securities[a]		2,301,309	0.07

		13,296,164	0.41

TRANSPORTATION
Other securities[a]		75,863,722	2.32

		75,863,722	2.32

TRUCKING & LEASING
Other securities[a]		956,935	0.03

		956,935	0.03

WATER
Other securities[a]		1,807,625	0.06

		1,807,625	0.06

TOTAL COMMON STOCKS
(Cost: $4,104,054,342)		3,265,271,307	99.93

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	857,079	857,079	0.03

Security	Shares	Value	% of Net Assets
BGI Cash Premier Fund LLC 2.67%[d,e,f]	460,240,832	$460,240,832	14.08%

		461,097,911	14.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $461,097,911)		461,097,911	14.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,565,152,253)		3,726,369,218	114.04

Other Assets, Less Liabilities		(458,697,563)	(14.04)

NET ASSETS		$3,267,671,655	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,569,829	0.09%

		3,569,829	0.09

AEROSPACE & DEFENSE
Moog Inc. Class Ab,c	269,533	11,557,575	0.30
Other securities[a]		17,852,191	0.47

		29,409,766	0.77

AGRICULTURE
Other securities[a]		16,010,117	0.42

		16,010,117	0.42

AIRLINES
Other securities[a]		31,098,343	0.82

		31,098,343	0.82

APPAREL
Other securities[a]		43,827,207	1.15

		43,827,207	1.15

AUTO MANUFACTURERS
Other securities[a]		2,608,589	0.07

		2,608,589	0.07

AUTO PARTS & EQUIPMENT
Other securities[a]		40,236,971	1.06

		40,236,971	1.06

BANKS
Colonial BancGroup Inc. (The)[c]	1,422,481	11,180,701	0.29
F.N.B. Corp. (Pennsylvania)	605,853	9,681,531	0.25
FirstMerit Corp.	570,327	11,976,867	0.31
International Bancshares Corp.	359,463	9,705,501	0.25
Susquehanna Bancshares Inc.	606,258	11,834,156	0.31
SVB Financial Group[b,c]	166,541	9,646,055	0.25
UMB Financial Corp.	219,130	11,508,708	0.30
Other securities[a]		414,119,257	10.89

		489,652,776	12.85

BEVERAGES
Other securities[a]		1,815,309	0.05

		1,815,309	0.05

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$19,052,969	0.50%

		19,052,969	0.50

BUILDING MATERIALS
Other securities[a]		32,588,858	0.86

		32,588,858	0.86

CHEMICALS
Olin Corp.	527,192	10,227,525	0.27
Other securities[a]		70,608,049	1.85

		80,835,574	2.12

COAL
Other securities[a]		187,369	0.01

		187,369	0.01

COMMERCIAL SERVICES
Rent-A-Center Inc.[b]	469,975	10,471,043	0.27
Other securities[a]		149,845,159	3.94

		160,316,202	4.21

COMPUTERS
Perot Systems Corp. Class Ab	609,267	10,570,782	0.28
Other securities[a]		58,844,217	1.54

		69,414,999	1.82

COSMETICS & PERSONAL CARE
Other securities[a]		5,222,020	0.14

		5,222,020	0.14

DISTRIBUTION & WHOLESALE
Other securities[a]		22,812,943	0.60

		22,812,943	0.60

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		71,765,189	1.88

		71,765,189	1.88

ELECTRIC
Cleco Corp.	424,233	10,711,883	0.28
Portland General Electric Co.	440,515	10,422,585	0.27
Westar Energy Inc.	737,778	16,998,405	0.45
Other securities[a]		93,856,759	2.46

		131,989,632	3.46

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$26,218,182	0.69%

		26,218,182	0.69

ELECTRONICS
Brady Corp. Class A	354,042	12,490,602	0.33
Other securities[a]		81,516,571	2.14

		94,007,173	2.47

ENERGY - ALTERNATE SOURCES
Other securities[a]		7,577,143	0.20

		7,577,143	0.20

ENGINEERING & CONSTRUCTION
Other securities[a]		32,363,145	0.85

		32,363,145	0.85

ENTERTAINMENT
Other securities[a]		22,890,966	0.60

		22,890,966	0.60

ENVIRONMENTAL CONTROL
Other securities[a]		7,802,832	0.21

		7,802,832	0.21

FOOD
Ralcorp Holdings Inc.[b]	355,546	23,967,355	0.63
Other securities[a]		87,239,083	2.29

		111,206,438	2.92

FOREST PRODUCTS & PAPER
Other securities[a]		39,244,842	1.03

		39,244,842	1.03

GAS
New Jersey Resources Corp.[c]	295,423	10,602,732	0.28
Nicor Inc.	318,499	14,125,431	0.37
Northwest Natural Gas Co.	186,056	9,674,912	0.25
Piedmont Natural Gas Co.[c]	516,297	16,500,852	0.43
WGL Holdings Inc.	349,011	11,325,407	0.30
Other securities[a]		27,708,374	0.73

		89,937,708	2.36

HAND & MACHINE TOOLS
Regal Beloit Corp.	226,575	9,633,969	0.25
Other securities[a]		14,529,797	0.38

		24,163,766	0.63

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Other securities[a]		$32,275,147	0.85%

		32,275,147	0.85

HEALTH CARE - SERVICES
HealthSouth Corp.[b]	618,748	11,403,526	0.30
Magellan Health Services Inc.[b]	285,634	11,728,132	0.31
Other securities[a]		57,008,827	1.49

		80,140,485	2.10

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		675,146	0.02

		675,146	0.02

HOME BUILDERS
Other securities[a]		29,516,928	0.77

		29,516,928	0.77

HOME FURNISHINGS
Other securities[a]		21,060,195	0.55

		21,060,195	0.55

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		28,301,710	0.74

		28,301,710	0.74

HOUSEWARES
Other securities[a]		2,301,060	0.06

		2,301,060	0.06

INSURANCE
Aspen Insurance Holdings Ltd.	600,577	16,515,867	0.43
Hilb Rogal & Hobbs Co.	259,856	12,145,669	0.32
IPC Holdings Ltd.	352,215	10,640,415	0.28
Montpelier Re Holdings Ltd.	658,110	10,865,396	0.28
Platinum Underwriters Holdings Ltd.	345,186	12,247,199	0.32
ProAssurance Corp.[b]	225,984	12,655,104	0.33
Validus Holdings Ltd.	453,896	10,553,082	0.28
Zenith National Insurance Corp.	261,498	9,581,287	0.25
Other securities[a]		177,042,885	4.65

		272,246,904	7.14

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
INTERNET
TIBCO Software Inc.[b]	1,312,581	$9,608,093	0.25%
Other securities[a]		38,978,295	1.03

		48,586,388	1.28

INVESTMENT COMPANIES
Apollo Investment Corp.[c]	1,000,357	17,056,087	0.45
Other securities[a]		32,657,625	0.85

		49,713,712	1.30

IRON & STEEL
Other securities[a]		5,579,465	0.15

		5,579,465	0.15

LEISURE TIME
Other securities[a]		16,850,578	0.44

		16,850,578	0.44

LODGING
Other securities[a]		15,019,968	0.39

		15,019,968	0.39

MACHINERY
Other securities[a]		46,546,045	1.22

		46,546,045	1.22

MANUFACTURING
Other securities[a]		57,941,327	1.52

		57,941,327	1.52

MEDIA
Other securities[a]		35,320,364	0.93

		35,320,364	0.93

METAL FABRICATE & HARDWARE
Other securities[a]		33,569,965	0.88

		33,569,965	0.88

MINING
Other securities[a]		44,628,745	1.17

		44,628,745	1.17

OFFICE & BUSINESS EQUIPMENT
IKON Office Solutions Inc.	570,573	9,705,447	0.26

		9,705,447	0.26

OFFICE FURNISHINGS
Other securities[a]		12,213,146	0.32

		12,213,146	0.32

Security	Shares	Value	% of Net Assets
OIL & GAS
Other securities[a]		$87,085,355	2.29%

		87,085,355	2.29

OIL & GAS SERVICES
Other securities[a]		33,209,296	0.87

		33,209,296	0.87

PACKAGING & CONTAINERS
Other securities[a]		4,646,565	0.12

		4,646,565	0.12

PHARMACEUTICALS
Other securities[a]		34,178,515	0.90

		34,178,515	0.90

REAL ESTATE
Other securities[a]		13,113,657	0.34

		13,113,657	0.34

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.	297,501	10,079,334	0.26
BioMed Realty Trust Inc.	506,188	13,388,673	0.35
Corporate Office Properties Trust	273,803	11,047,951	0.29
Entertainment Properties Trust	215,755	11,806,114	0.31
Healthcare Realty Trust Inc.	414,697	12,088,418	0.32
Highwoods Properties Inc.	340,785	12,118,315	0.32
National Retail Properties Inc.	517,762	12,400,400	0.33
Omega Healthcare Investors Inc.	508,595	9,998,978	0.26
Realty Income Corp.[c]	713,171	18,257,178	0.48
Senior Housing Properties Trust[c]	806,962	19,229,904	0.50
Other securities[a]		249,919,440	6.56

		380,334,705	9.98

RETAIL
Casey’s General Store Inc.	357,281	10,779,168	0.28
Other securities[a]		201,000,128	5.28

		211,779,296	5.56

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
First Niagara Financial Group Inc.	773,419	$12,181,349	0.32%
NewAlliance Bancshares Inc.	765,331	11,502,925	0.30
Other securities[a]		67,459,066	1.77

		91,143,340	2.39

SEMICONDUCTORS
Other securities[a]		74,362,428	1.95

		74,362,428	1.95

SOFTWARE
Other securities[a]		61,442,731	1.61

		61,442,731	1.61

STORAGE & WAREHOUSING
Other securities[a]		777,801	0.02

		777,801	0.02

TELECOMMUNICATIONS
Anixter International Inc.[b,c]	192,929	11,481,205	0.30
Foundry Networks Inc.[b]	743,413	13,537,551	0.36
Other securities[a]		128,402,392	3.37

		153,421,148	4.03

TEXTILES
Other securities[a]		8,922,072	0.23

		8,922,072	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		7,276,993	0.19

		7,276,993	0.19

TRANSPORTATION
Other securities[a]		58,809,253	1.54

		58,809,253	1.54

TRUCKING & LEASING
Other securities[a]		10,422,114	0.27

		10,422,114	0.27

WATER
Other securities[a]		22,232,537	0.58

		22,232,537	0.58

TOTAL COMMON STOCKS
(Cost: $4,732,498,781)		3,803,177,388	99.80

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	4,247,671	$4,247,671	0.11%
BGI Cash Premier Fund LLC 2.67%[d,e,f]	396,222,518	396,222,518	10.40

		400,470,189	10.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,470,189)		400,470,189	10.51

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,132,968,970)		4,203,647,577	110.31

Other Assets, Less Liabilities		(392,976,489)	(10.31)

NET ASSETS		$3,810,671,088	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,229,324,832	$13,420,712,465	$9,884,562,766	$20,849,017,767
Affiliated issuers (Note 2)	51,022,177	334,703,439	160,885,561	1,669,155,310

Total cost of investments	$5,280,347,009	$13,755,415,904	$10,045,448,327	$22,518,173,077

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,026,577,436	$11,679,994,889	$7,962,109,980	$16,664,454,063
Affiliated issuers (Note 2)	51,022,177	334,703,439	160,885,561	1,669,155,310

Total fair value of investments	4,077,599,613	12,014,698,328	8,122,995,541	18,333,609,373
Receivables:
Investment securities sold	1,749,008	3,030,020	4,851,774	96,831,547
Due from custodian (Note 4)	–	–	–	3,186,976
Dividends and interest	5,639,445	12,010,351	15,405,879	18,385,984
Capital shares sold	105,482	197,970	129,315	11,742,096

Total Assets	4,085,093,548	12,029,936,669	8,143,382,509	18,463,755,976

LIABILITIES
Payables:
Investment securities purchased	–	–	–	128,882,062
Collateral for securities on loan (Note 5)	47,911,479	324,877,984	155,112,578	1,653,706,691
Capital shares redeemed	–	74,406	82,282	7,287,237
Due to custodian	–	–	–	84,107
Investment advisory fees (Note 2)	494,851	2,041,412	1,358,799	2,268,311

Total Liabilities	48,406,330	326,993,802	156,553,659	1,792,228,408

NET ASSETS	$4,036,687,218	$11,702,942,867	$7,986,828,850	$16,671,527,568

Net assets consist of:
Paid-in capital	$5,227,227,892	$14,166,241,956	$10,338,943,785	$20,463,917,011
Undistributed net investment income	1,592,796	1,995,098	5,068,563	13,129,664
Undistributed net realized gain (accumulated net realized loss)	10,613,926	(724,576,611)	(434,730,712)	379,044,597
Net unrealized depreciation	(1,202,747,396)	(1,740,717,576)	(1,922,452,786)	(4,184,563,704)

NET ASSETS	$4,036,687,218	$11,702,942,867	$7,986,828,850	$16,671,527,568

Shares outstanding[b]	63,650,000	243,150,000	124,850,000	245,800,000

Net asset value per share	$63.42	$48.13	$63.97	$67.83

[a]	Securities on loan with market values of $45,153,890, $316,706,211, $144,650,341 and $1,594,367,989, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,104,054,342	$4,732,498,781
Affiliated issuers (Note 2)	461,097,911	400,470,189

Total cost of investments	$4,565,152,253	$5,132,968,970

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,265,271,307	$3,803,177,388
Affiliated issuers (Note 2)	461,097,911	400,470,189

Total fair value of investments	3,726,369,218	4,203,647,577
Receivables:
Investment securities sold	37,275,363	15,085,066
Due from custodian (Note 4)	61,041	4,186
Dividends and interest	1,602,683	8,052,079
Capital shares sold	–	23,534

Total Assets	3,765,308,305	4,226,812,442

LIABILITIES
Payables:
Investment securities purchased	36,494,309	18,672,452
Collateral for securities on loan (Note 5)	460,240,832	396,222,518
Capital shares redeemed	203,677	394,456
Due to custodian	–	45,682
Investment advisory fees (Note 2)	697,832	806,246

Total Liabilities	497,636,650	416,141,354

NET ASSETS	$3,267,671,655	$3,810,671,088

Net assets consist of:
Paid-in capital	$4,486,514,621	$4,916,194,175
Undistributed net investment income	1,782,759	5,291,420
Accumulated net realized loss	(381,842,690)	(181,493,114)
Net unrealized depreciation	(838,783,035)	(929,321,393)

NET ASSETS	$3,267,671,655	$3,810,671,088

Shares outstanding[b]	46,250,000	57,550,000

Net asset value per share	$70.65	$66.21

[a]	Securities on loan with market values of $443,390,136 and $379,197,297, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$40,378,394	$85,225,633	$122,299,520	$73,039,269
Interest from affiliated issuers (Note 2)	56,378	151,035	108,712	128,683
Securities lending income from affiliated issuers (Note 2)	475,191	1,479,876	1,681,190	10,583,042

Total investment income	40,909,963	86,856,544	124,089,422	83,750,994

EXPENSES
Investment advisory fees (Note 2)	2,937,478	13,260,274	8,463,762	10,686,407

Total expenses	2,937,478	13,260,274	8,463,762	10,686,407

Net investment income	37,972,485	73,596,270	115,625,660	73,064,587

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(106,518,846)	(694,978,058)	(603,459,095)	(464,889,721)
In-kind redemptions	174,864,729	280,696,609	281,901,987	1,268,245,830
Short positions (Note 1)	–	–	(7)	–

Net realized gain (loss)	68,345,883	(414,281,449)	(321,557,115)	803,356,109

Net change in unrealized appreciation (depreciation) on:
Investments	(607,938,264)	(1,159,492,659)	(799,267,575)	(1,197,898,682)
Short positions (Note 1)	–	–	7	–

Net change in unrealized appreciation (depreciation)	(607,938,264)	(1,159,492,659)	(799,267,568)	(1,197,898,682)

Net realized and unrealized loss	(539,592,381)	(1,573,774,108)	(1,120,824,683)	(394,542,573)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(501,619,896)	$(1,500,177,838)	$(1,005,199,023)	$(321,477,986)

[a]	Net of foreign withholding tax of $1,329, $–, $3,009 and $16,770, respectively.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,086,824	$37,593,692
Interest from affiliated issuers (Note 2)	46,705	66,271
Securities lending income from affiliated issuers (Note 2)	3,559,327	3,680,440

Total investment income	12,692,856	41,340,403

EXPENSES
Investment advisory fees (Note 2)	3,859,003	4,414,605

Total expenses	3,859,003	4,414,605

Net investment income	8,833,853	36,925,798

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(366,241,786)	(172,559,866)
In-kind redemptions	131,596,338	75,368,024

Net realized loss	(234,645,448)	(97,191,842)

Net change in unrealized appreciation (depreciation)	78,520,371	106,062,910

Net realized and unrealized gain (loss)	(156,125,077)	8,871,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(147,291,224)	$45,796,866

[a]	Net of foreign withholding tax of $– and $9,389, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,972,485	$63,404,290	$73,596,270	$121,518,429
Net realized gain (loss)	68,345,883	430,551,117	(414,281,449)	509,566,078
Net change in unrealized appreciation (depreciation)	(607,938,264)	(711,522,168)	(1,159,492,659)	(1,204,316,278)

Net decrease in net assets resulting from operations	(501,619,896)	(217,566,761)	(1,500,177,838)	(573,231,771)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,777,475)	(63,145,764)	(72,384,061)	(124,189,864)

Total distributions to shareholders	(36,777,475)	(63,145,764)	(72,384,061)	(124,189,864)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,481,799,450	3,996,367,184	1,755,007,222	7,226,155,485
Cost of shares redeemed	(3,617,108,251)	(3,226,898,517)	(1,337,355,798)	(2,167,588,496)

Net increase in net assets from capital share transactions	864,691,199	769,468,667	417,651,424	5,058,566,989

INCREASE (DECREASE) IN NET ASSETS	326,293,828	488,756,142	(1,154,910,475)	4,361,145,354

NET ASSETS
Beginning of period	3,710,393,390	3,221,637,248	12,857,853,342	8,496,707,988

End of period	$4,036,687,218	$3,710,393,390	$11,702,942,867	$12,857,853,342

Undistributed net investment income included in net assets at end of period	$1,592,796	$397,786	$1,995,098	$782,889

SHARES ISSUED AND REDEEMED
Shares sold	62,200,000	52,100,000	31,650,000	120,550,000
Shares redeemed	(50,100,000)	(42,150,000)	(24,150,000)	(37,750,000)

Net increase in shares outstanding	12,100,000	9,950,000	7,500,000	82,800,000

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Value Index Fund		iShares Russell 2000 Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$115,625,660	$235,905,519	$73,064,587	$131,916,366
Net realized gain (loss)	(321,557,115)	1,059,413,387	803,356,109	(21,642,825)
Net change in unrealized appreciation (depreciation)	(799,267,568)	(2,371,911,361)	(1,197,898,682)	(1,549,118,440)

Net decrease in net assets resulting from operations	(1,005,199,023)	(1,076,592,455)	(321,477,986)	(1,438,844,899)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(112,524,185)	(234,068,855)	(65,272,647)	(127,282,511)
Return of capital	–	–	–	(1,022,873)

Total distributions to shareholders	(112,524,185)	(234,068,855)	(65,272,647)	(128,305,384)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,047,200,508	5,610,436,960	76,712,776,845	183,468,081,228
Cost of shares redeemed	(1,270,280,837)	(5,488,201,356)	(69,985,977,399)	(179,619,353,481)

Net increase in net assets from capital share transactions	776,919,671	122,235,604	6,726,799,446	3,848,727,747

INCREASE (DECREASE) IN NET ASSETS	(340,803,537)	(1,188,425,706)	6,340,048,813	2,281,577,464

NET ASSETS
Beginning of period	8,327,632,387	9,516,058,093	10,331,478,755	8,049,901,291

End of period	$7,986,828,850	$8,327,632,387	$16,671,527,568	$10,331,478,755

Undistributed net investment income included in net assets at end of period	$5,068,563	$1,967,088	$13,129,664	$5,337,724

SHARES ISSUED AND REDEEMED
Shares sold	28,750,000	66,600,000	1,072,550,000	2,348,950,000
Shares redeemed	(18,000,000)	(66,950,000)	(977,400,000)	(2,299,600,000)

Net increase (decrease) in shares outstanding	10,750,000	(350,000)	95,150,000	49,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,833,853	$19,019,117	$36,925,798	$72,142,102
Net realized gain (loss)	(234,645,448)	475,347,613	(97,191,842)	412,910,236
Net change in unrealized appreciation (depreciation)	78,520,371	(765,579,473)	106,062,910	(1,246,961,307)

Net increase (decrease) in net assets resulting from operations	(147,291,224)	(271,212,743)	45,796,866	(761,908,969)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,565,429)	(17,631,093)	(34,128,257)	(70,002,875)
Return of capital	–	(1,524,834)	–	–

Total distributions to shareholders	(8,565,429)	(19,155,927)	(34,128,257)	(70,002,875)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,294,264,194	7,097,930,984	1,524,878,421	4,346,999,006
Cost of shares redeemed	(1,509,229,993)	(7,220,740,811)	(1,049,287,986)	(4,678,220,259)

Net increase (decrease) in net assets from capital share transactions	785,034,201	(122,809,827)	475,590,435	(331,221,253)

INCREASE (DECREASE) IN NET ASSETS	629,177,548	(413,178,497)	487,259,044	(1,163,133,097)

NET ASSETS
Beginning of period	2,638,494,107	3,051,672,604	3,323,412,044	4,486,545,141

End of period	$3,267,671,655	$2,638,494,107	$3,810,671,088	$3,323,412,044

Undistributed net investment income included in net assets at end of period	$1,782,759	$1,514,335	$5,291,420	$2,493,879

SHARES ISSUED AND REDEEMED
Shares sold	29,750,000	85,200,000	22,750,000	56,250,000
Shares redeemed	(19,700,000)	(86,850,000)	(15,500,000)	(61,400,000)

Net increase (decrease) in shares outstanding	10,050,000	(1,650,000)	7,250,000	(5,150,000)

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$71.98	$77.44	$70.54	$63.41	$60.52	$45.17

Income from investment operations:
Net investment income	0.70 [a]	1.38 [a]	1.29 [a]	1.14	1.20	0.88
Net realized and unrealized gain (loss)[b]	(8.63)	(5.51)	6.87	7.09	3.08	15.36

Total from investment operations	(7.93)	(4.13)	8.16	8.23	4.28	16.24

Less distributions from:
Net investment income	(0.63)	(1.33)	(1.26)	(1.10)	(1.18)	(0.89)
Return of capital	–	–	–	–	(0.21)	–

Total distributions	(0.63)	(1.33)	(1.26)	(1.10)	(1.39)	(0.89)

Net asset value, end of period	$63.42	$71.98	$77.44	$70.54	$63.41	$60.52

Total return	(11.07)%[c]	(5.47)%	11.67%	13.06%	7.12%	36.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,036,687	$3,710,393	$3,221,637	$2,535,748	$1,984,792	$2,084,785
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.94%	1.74%	1.76%	1.72%	1.87%	1.62%
Portfolio turnover rate[e]	4%	8%	7%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$54.56	$55.59	$52.55	$46.93	$47.03	$35.97

Income from investment operations:
Net investment income	0.31 [a]	0.59 [a]	0.58 [a]	0.44	0.53	0.37
Net realized and unrealized gain (loss)[b]	(6.44)	(1.05)	2.99	5.61	(0.06)	11.07

Total from investment operations	(6.13)	(0.46)	3.57	6.05	0.47	11.44

Less distributions from:
Net investment income	(0.30)	(0.57)	(0.53)	(0.43)	(0.53)	(0.38)
Return of capital	–	–	–	–	(0.04)	–

Total distributions	(0.30)	(0.57)	(0.53)	(0.43)	(0.57)	(0.38)

Net asset value, end of period	$48.13	$54.56	$55.59	$52.55	$46.93	$47.03

Total return	(11.27)%[c]	(0.91)%	6.84%	12.93%	0.98%	31.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,702,943	$12,857,853	$8,496,708	$5,854,065	$3,129,992	$1,646,146
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.11%	1.00%	1.10%	0.96%	1.27%	0.87%
Portfolio turnover rate[e]	17%	16%	15%	18%	14%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$72.99	$83.15	$72.90	$65.91	$59.75	$43.45

Income from investment operations:
Net investment income	0.98 [a]	1.99 [a]	1.83 [a]	1.59	1.40	1.15
Net realized and unrealized gain (loss)[b]	(9.06)	(10.19)	10.17	6.97	6.30	16.32

Total from investment operations	(8.08)	(8.20)	12.00	8.56	7.70	17.47

Less distributions from:
Net investment income	(0.94)	(1.96)	(1.73)	(1.55)	(1.54)	(1.17)
Return of capital	–	–	(0.02)	(0.02)	–	–

Total distributions	(0.94)	(1.96)	(1.75)	(1.57)	(1.54)	(1.17)

Net asset value, end of period	$63.97	$72.99	$83.15	$72.90	$65.91	$59.75

Total return	(11.11)%[c]	(10.09)%	16.63%	13.10%	13.02%	40.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,986,829	$8,327,632	$9,516,058	$6,094,275	$4,791,379	$2,706,693
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.73%	2.41%	2.34%	2.38%	2.42%	2.29%
Portfolio turnover rate[e]	17%	14%	14%	7%	15%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$68.58	$79.47	$75.98	$61.14	$58.80	$36.31

Income from investment operations:
Net investment income	0.49 [a]	0.94 [a]	0.80 [a]	0.81	0.74	0.50
Net realized and unrealized gain (loss)[b]	(0.83)	(11.10)	3.51	14.80	2.36	22.48

Total from investment operations	(0.34)	(10.16)	4.31	15.61	3.10	22.98

Less distributions from:
Net investment income	(0.41)	(0.72)	(0.74)	(0.72)	(0.61)	(0.45)
Return of capital	–	(0.01)	(0.08)	(0.05)	(0.15)	(0.04)

Total distributions	(0.41)	(0.73)	(0.82)	(0.77)	(0.76)	(0.49)

Net asset value, end of period	$67.83	$68.58	$79.47	$75.98	$61.14	$58.80

Total return	(0.50)%[c]	(12.89)%	5.73%	25.69%	5.27%	63.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,671,528	$10,331,479	$8,049,901	$9,208,722	$6,908,105	$5,280,402
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.37%	1.21%	1.07%	1.19%	1.20%	1.08%
Portfolio turnover rate[e]	15%	11%	25%	20%	17%	26%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$72.89	$80.63	$79.83	$62.76	$62.52	$38.56

Income from investment operations:
Net investment income	0.22 [a]	0.51 [a]	0.26 [a]	0.30	0.20	0.20
Net realized and unrealized gain (loss)[b]	(2.26)	(7.73)	0.83	17.04	0.25	23.97

Total from investment operations	(2.04)	(7.22)	1.09	17.34	0.45	24.17

Less distributions from:
Net investment income	(0.20)	(0.48)	(0.29)	(0.27)	(0.17)	(0.21)
Return of capital	–	(0.04)	–	–	(0.04)	–

Total distributions	(0.20)	(0.52)	(0.29)	(0.27)	(0.21)	(0.21)

Net asset value, end of period	$70.65	$72.89	$80.63	$79.83	$62.76	$62.52

Total return	(2.80)%[c]	(9.03)%	1.38%	27.67%	0.74%	62.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,267,672	$2,638,494	$3,051,673	$2,710,170	$2,105,733	$1,522,368
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.57%	0.62%	0.34%	0.45%	0.37%	0.38%
Portfolio turnover rate[e]	39%	32%	43%	38%	22%	37%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004
Net asset value, beginning of period	$66.07	$80.91	$74.72	$61.48	$57.08	$35.30

Income from investment operations:
Net investment income	0.71 [a]	1.34 [a]	1.24 [a]	1.15	0.99	0.74
Net realized and unrealized gain (loss)[b]	0.08	(14.89)	6.22	13.18	4.45	21.75

Total from investment operations	0.79	(13.55)	7.46	14.33	5.44	22.49

Less distributions from:
Net investment income	(0.65)	(1.29)	(1.27)	(1.02)	(1.04)	(0.66)
Return of capital	–	–	–	(0.07)	–	(0.05)

Total distributions	(0.65)	(1.29)	(1.27)	(1.09)	(1.04)	(0.71)

Net asset value, end of period	$66.21	$66.07	$80.91	$74.72	$61.48	$57.08

Total return	1.24%[c]	(16.94)%	10.11%	23.51%	9.58%	64.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,810,671	$3,323,412	$4,486,545	$3,504,212	$2,711,333	$1,712,273
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.09%	1.77%	1.63%	1.80%	1.84%	1.64%
Portfolio turnover rate[e]	27%	28%	36%	14%	23%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total Fair Value
Russell 1000	$4,077,599,613	$–	$0	[a]	$4,077,599,613
Russell 1000 Growth	12,014,698,328	–	0	[a]	12,014,698,328
Russell 1000 Value	8,122,995,541	–	0	[a]	8,122,995,541
Russell 2000	18,332,843,264	–	766,109		18,333,609,373
Russell 2000 Growth	3,725,992,242	–	376,976		3,726,369,218
Russell 2000 Value	4,203,618,624	–	28,953		4,203,647,577

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2008:

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell 1000	$0	[a]	$–	$–	$–	$–	$0	[a]	$–
Russell 1000 Growth	0	[a]	–	–	–	–	0	[a]	–

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell 1000 Value	$0	[a]	$–	$–	$–	$–	$0	[a]	$–
Russell 2000	45		–	203,749	562,315	–	766,109		203,794
Russell 2000 Growth	14		–	224,256	152,706	–	376,976		224,270
Russell 2000 Value	17		–	17,313	11,623	–	28,953		17,328

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Russell 1000	$–	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$19,675,138
Russell 1000 Growth	–	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	209,775,662
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	5,258,431	22,939,587
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	384,680,412
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	131,003,543
Russell 2000 Value	–	–	–	–	11,905,952	–	10,549,418	22,455,370

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 1000	$5,341,667,748	$–	$(1,264,068,135)	$(1,264,068,135)
Russell 1000 Growth	13,874,331,995	299,605,293	(2,159,238,960)	(1,859,633,667)
Russell 1000 Value	10,359,479,132	–	(2,236,483,591)	(2,236,483,591)
Russell 2000	22,592,950,963	–	(4,259,341,590)	(4,259,341,590)
Russell 2000 Growth	4,614,938,952	27,412,408	(915,982,142)	(888,569,734)
Russell 2000 Value	5,207,916,740	67,581,511	(1,071,850,674)	(1,004,269,163)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuation between the value of the obligation to sell these securities and the current market value are reflected

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$475,191
Russell 1000 Growth	1,479,876
Russell 1000 Value	1,681,190
Russell 2000	10,583,042
Russell 2000 Growth	3,559,327
Russell 2000 Value	3,680,440

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended September 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$163,670,639	$157,240,823
Russell 1000 Growth	2,238,058,848	2,187,026,500
Russell 1000 Value	1,437,752,021	1,385,781,601
Russell 2000	1,842,018,509	1,689,685,809
Russell 2000 Growth	1,231,447,567	1,186,693,680
Russell 2000 Value	1,020,734,405	946,668,762

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$4,470,843,154	$3,597,811,840
Russell 1000 Growth	1,752,272,753	1,333,601,027
Russell 1000 Value	2,041,536,814	1,285,507,351
Russell 2000	76,432,274,124	69,663,714,280
Russell 2000 Growth	2,282,353,334	1,497,652,368
Russell 2000 Value	1,520,026,603	1,044,725,272

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	53

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 2000 Index Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds; therefore, comparative performance information was not generally available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to that of its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with the funds in their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	57

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more Information:

www.iShares.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-35-0908

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

SEPTEMBER 30, 2008

>> Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares Russell 3000 Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell Microcap Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Value Index Fund

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(21.56)%	(20.76)%	(21.52)%	5.55%	5.73%	5.70%	0.12%	0.23%	0.29%
Russell 3000 Growth	(20.70)%	(20.26)%	(20.60)%	3.74%	3.83%	3.96%	(5.86)%	(5.79)%	(5.65)%
Russell 3000 Value	(22.78)%	(22.48)%	(22.70)%	7.07%	7.14%	7.29%	4.42%	4.46%	4.65%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(21.56)%	(20.76)%	(21.52)%	31.03%	32.16%	31.93%	0.97%	1.97%	2.42%
Russell 3000 Growth	(20.70)%	(20.26)%	(20.60)%	20.13%	20.70%	21.45%	(38.99)%	(38.65)%	(37.89)%
Russell 3000 Value	(22.78)%	(22.48)%	(22.70)%	40.70%	41.20%	42.18%	42.48%	42.99%	45.07%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (10.28)%, while the total return for the Index was (10.27)%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

iShares Russell 3000 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.44%

Financial	16.14

Energy	12.41

Industrial	12.01

Technology	10.61

Communications	9.78

Consumer Cyclical	8.46

Utilities	3.71

Basic Materials	3.12

Diversified	0.09

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.24%

General Electric Co.	2.01

Microsoft Corp.	1.69

Procter & Gamble Co. (The)	1.68

Johnson & Johnson	1.54

Chevron Corp.	1.35

AT&T Inc.	1.31

JPMorgan Chase & Co.	1.27

International Business Machines Corp.	1.27

Bank of America Corp.	1.26

TOTAL	16.62%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000 Index and measures the performance of equity securities of Russell 3000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (10.66)%, while the total return for the Growth Index was (10.61)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.46%

Technology	19.15

Industrial	13.63

Consumer Cyclical	10.37

Communications	10.26

Energy	10.24

Financial	4.41

Basic Materials	2.74

Utilities	1.55

Diversified	0.04

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Microsoft Corp.	3.37%

International Business Machines Corp.	2.53

Cisco Systems Inc.	2.10

Hewlett-Packard Co.	1.80

Wal-Mart Stores Inc.	1.71

PepsiCo Inc.	1.67

Philip Morris International Inc.	1.60

Apple Inc.	1.58

Google Inc. Class A	1.49

Schlumberger Ltd.	1.47

TOTAL	19.32%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000 Index and measures the performance of equity securities of Russell 3000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (10.19)%, while the total return for the Value Index was (10.16)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	27.96%

Consumer Non-Cyclical	19.39

Energy	14.63

Industrial	10.41

Communications	9.32

Consumer Cyclical	6.49

Utilities	5.86

Basic Materials	3.50

Technology	2.03

Diversified	0.13

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.29%

General Electric Co.	4.02

Chevron Corp.	2.70

AT&T Inc.	2.62

JPMorgan Chase & Co.	2.55

Bank of America Corp.	2.53

Johnson & Johnson	2.28

Procter & Gamble Co. (The)	2.12

Pfizer Inc.	1.97

Wells Fargo & Co.	1.96

TOTAL	28.04%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2008

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $50 million to $600 million, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (4.17)%, while the total return for the Index was (4.34)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/08			Inception to 9/30/08			Inception to 9/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.42)%	(21.90)%	(22.51)%	(3.08)%	(2.91)%	(2.40)%	(9.34)%	(8.85)%	(7.33)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.87%

Financial	24.83

Industrial	11.70

Consumer Cyclical	11.01

Communications	9.68

Technology	9.10

Energy	3.38

Basic Materials	2.56

Utilities	1.56

Diversified	0.11

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Sequenom Inc.	0.48%

WD-40 Co.	0.26

Invacare Corp.	0.26

First Financial Corp.	0.26

Universal Health Realty Income Trust	0.26

Medivation Inc.	0.25

Landauer Inc.	0.24

EZCORP Inc.	0.24

Pinnacle Financial Partners Inc.	0.24

Gentiva Health Services Inc.	0.24

TOTAL	2.73%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2008

	Average Annual Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(22.39)%	(22.28)%	(22.36)%	8.47%	8.47%	8.62%	6.05%	6.07%	6.19%
Russell Midcap Growth	(24.77)%	(24.69)%	(24.65)%	6.30%	6.29%	6.53%	2.85%	2.86%	3.08%
Russell Midcap Value	(20.53)%	(20.40)%	(20.50)%	9.81%	9.84%	9.97%	7.75%	7.77%	7.91%

	Cumulative Total Returns

	Year Ended 9/30/08			Five Years Ended 9/30/08			Inception to 9/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(22.39)%	(22.28)%	(22.36)%	50.15%	50.13%	51.22%	52.73%	52.89%	54.18%
Russell Midcap Growth	(24.77)%	(24.69)%	(24.65)%	35.71%	35.67%	37.22%	22.46%	22.54%	24.45%
Russell Midcap Value	(20.53)%	(20.40)%	(20.50)%	59.63%	59.91%	60.85%	71.27%	71.50%	73.15%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns ”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2008, the total return for the Fund was (10.57)%, while the total return for the Index was (10.58)%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

iShares Russell Midcap Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	18.77%

Consumer Non-Cyclical	17.46

Industrial	13.72

Consumer Cyclical	12.40

Technology	9.56

Energy	8.51

Utilities	7.25

Communications	6.84

Basic Materials	4.91

Diversified	0.32

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Avon Products Inc.	0.54%

Marsh & McLennan Companies Inc.	0.49

Northern Trust Corp.	0.48

H.J. Heinz Co.	0.48

Allergan Inc.	0.48

Express Scripts Inc.	0.47

Yum! Brands Inc.	0.47

Spectra Energy Corp.	0.46

American Electric Power Co. Inc.	0.45

St. Jude Medical Inc.	0.45

TOTAL	4.77%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap Index and measures the performance of equity securities of Russell Midcap Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2008, the total return for the Growth Fund was (14.00)%, while the total return for the Growth Index was (13.93)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.27%

Industrial	19.01

Technology	14.59

Consumer Cyclical	14.25

Energy	10.72

Communications	7.97

Financial	6.13

Basic Materials	4.09

Utilities	2.75

Diversified	0.16

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Avon Products Inc.	1.08%

Allergan Inc.	0.96

Express Scripts Inc.	0.94

Yum! Brands Inc.	0.94

St. Jude Medical Inc.	0.90

Northern Trust Corp.	0.87

American Tower Corp. Class A	0.87

T. Rowe Price Group Inc.	0.85

PPL Corp.	0.84

TJX Companies Inc. (The)	0.79

TOTAL	9.04%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap Index and measures the performance of equity securities of Russell Midcap Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2008, the total return for the Value Fund was (7.41)%, while the total return for the Value Index was (7.46)%.

PORTFOLIO ALLOCATION As of 9/30/08
Sector	Percentage of Net Assets
Financial	31.36%

Consumer Non-Cyclical	14.68

Utilities	11.73

Consumer Cyclical	10.58

Industrial	8.46

Energy	6.33

Basic Materials	5.75

Communications	5.73

Technology	4.58

Diversified	0.49

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/08
Security	Percentage of Net Assets
Marsh & McLennan Companies Inc.	0.98%

Spectra Energy Corp.	0.91

American Electric Power Co. Inc.	0.90

PG&E Corp.	0.81

Edison International	0.79

Weyerhaeuser Co.	0.77

Sempra Energy	0.76

Public Storage	0.76

Aon Corp.	0.76

Vornado Realty Trust	0.75

TOTAL	8.19%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/08 to 9/30/08)
Russell 3000
Actual	$1,000.00	$ 897.20	0.20%	$0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	893.40	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 3000 Value
Actual	1,000.00	898.10	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Microcap
Actual	1,000.00	958.30	0.60	2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/08 to 9/30/08)
Russell Midcap
Actual	$1,000.00	$ 894.30	0.20%	$0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	860.00	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Midcap Value
Actual	1,000.00	925.90	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,645,701	0.17%

		4,645,701	0.17

AEROSPACE & DEFENSE
Boeing Co. (The)	165,634	9,499,110	0.34
United Technologies Corp.	214,534	12,884,912	0.46
Other securities[a]		34,689,578	1.24

		57,073,600	2.04

AGRICULTURE
Monsanto Co.	120,949	11,971,532	0.43
Philip Morris International Inc.	464,983	22,365,682	0.80
Other securities[a]		21,578,881	0.77

		55,916,095	2.00

AIRLINES
Other securities[a]		5,765,536	0.21

		5,765,536	0.21

APPAREL
Other securities[a]		14,633,804	0.52

		14,633,804	0.52

AUTO MANUFACTURERS
Other securities[a]		6,883,550	0.25

		6,883,550	0.25

AUTO PARTS & EQUIPMENT
Other securities[a]		8,624,113	0.31

		8,624,113	0.31

BANKS
Bank of America Corp.	1,004,990	35,174,650	1.26
U.S. Bancorp	383,740	13,822,315	0.50
Wells Fargo & Co.	728,047	27,323,604	0.98
Other securities[a]		67,726,731	2.42

		144,047,300	5.16

BEVERAGES
Anheuser-Busch Companies Inc.	157,222	10,200,563	0.37
Coca-Cola Co. (The)	512,037	27,076,517	0.97

Security	Shares	Value	% of Net Assets
PepsiCo Inc.	349,638	$24,918,700	0.89%
Other securities[a]		8,084,251	0.29

		70,280,031	2.52

BIOTECHNOLOGY
Amgen Inc.[b]	240,014	14,225,630	0.51
Other securities[a]		34,474,054	1.23

		48,699,684	1.74

BUILDING MATERIALS
Other securities[a]		5,384,609	0.19

		5,384,609	0.19

CHEMICALS
Other securities[a]		48,676,988	1.74

		48,676,988	1.74

COAL
Other securities[a]		8,239,877	0.29

		8,239,877	0.29

COMMERCIAL SERVICES
Other securities[a]		53,313,650	1.91

		53,313,650	1.91

COMPUTERS
Apple Inc.[b]	194,350	22,089,821	0.79
Hewlett-Packard Co.	543,465	25,129,822	0.90
International Business Machines Corp.	302,757	35,410,459	1.27
Other securities[a]		33,152,764	1.18

		115,782,866	4.14

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	672,979	46,899,907	1.68
Other securities[a]		14,522,937	0.52

		61,422,844	2.20

DISTRIBUTION & WHOLESALE
Other securities[a]		8,324,255	0.30

		8,324,255	0.30

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	1,200,126	24,614,584	0.88
Goldman Sachs Group Inc. (The)	86,835	11,114,880	0.40

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	761,070	$35,541,969	1.27%
Other securities[a]		66,732,968	2.39

		138,004,401	4.94

ELECTRIC
Other securities[a]		91,852,210	3.29

		91,852,210	3.29

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,444,834	0.52

		14,444,834	0.52

ELECTRONICS
Other securities[a]		29,205,824	1.05

		29,205,824	1.05

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,334,358	0.12

		3,334,358	0.12

ENGINEERING & CONSTRUCTION
Other securities[a]		10,016,643	0.36

		10,016,643	0.36

ENTERTAINMENT
Other securities[a]		4,758,861	0.17

		4,758,861	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		9,281,925	0.33

		9,281,925	0.33

FOOD
Kraft Foods Inc.	324,078	10,613,555	0.38
Other securities[a]		44,359,100	1.59

		54,972,655	1.97

FOREST PRODUCTS & PAPER
Other securities[a]		11,666,274	0.42

		11,666,274	0.42

GAS
Other securities[a]		9,943,562	0.36

		9,943,562	0.36

HAND & MACHINE TOOLS
Other securities[a]		4,263,960	0.15

		4,263,960	0.15

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Johnson & Johnson	621,223	$43,038,329	1.54%
Medtronic Inc.	247,536	12,401,554	0.44
Other securities[a]		59,197,380	2.12

		114,637,263	4.10

HEALTH CARE - SERVICES
Other securities[a]		34,069,908	1.22

		34,069,908	1.22

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,400,692	0.09

		2,400,692	0.09

HOME BUILDERS
Other securities[a]		5,639,183	0.20

		5,639,183	0.20

HOME FURNISHINGS
Other securities[a]		2,966,229	0.11

		2,966,229	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,972,931	0.50

		13,972,931	0.50

HOUSEWARES
Other securities[a]		1,479,912	0.05

		1,479,912	0.05

INSURANCE
Other securities[a]		92,776,328	3.32

		92,776,328	3.32

INTERNET
Google Inc. Class Ab	52,202	20,907,945	0.75
Other securities[a]		33,702,563	1.20

		54,610,508	1.95

INVESTMENT COMPANIES
Other securities[a]		3,104,281	0.11

		3,104,281	0.11

IRON & STEEL
Other securities[a]		9,205,677	0.33

		9,205,677	0.33

LEISURE TIME
Other securities[a]		7,508,041	0.27

		7,508,041	0.27

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$7,241,607	0.26%

		7,241,607	0.26

MACHINERY
Other securities[a]		26,923,376	0.96

		26,923,376	0.96

MANUFACTURING
General Electric Co.	2,197,093	56,025,872	2.01
3M Co.	155,229	10,603,693	0.38
Other securities[a]		46,575,458	1.66

		113,205,023	4.05

MEDIA
Comcast Corp. Class A	618,129	12,133,872	0.44
Time Warner Inc.	788,687	10,339,687	0.37
Walt Disney Co. (The)	420,029	12,890,690	0.46
Other securities[a]		32,136,212	1.15

		67,500,461	2.42

METAL FABRICATE & HARDWARE
Other securities[a]		5,570,929	0.20

		5,570,929	0.20

MINING
Other securities[a]		17,602,013	0.63

		17,602,013	0.63

MISCELLANEOUS - MANUFACTURING
Other securities[a]		76,821	0.00

		76,821	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,117,091	0.15

		4,117,091	0.15

OFFICE FURNISHINGS
Other securities[a]		988,055	0.04

		988,055	0.04

OIL & GAS
Chevron Corp.	455,937	37,605,684	1.35
ConocoPhillips	340,026	24,906,905	0.89
Exxon Mobil Corp.	1,164,648	90,446,564	3.24
Occidental Petroleum Corp.	180,904	12,744,687	0.46
Other securities[a]		102,283,687	3.65

		267,987,527	9.59

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Schlumberger Ltd.	263,007	$20,538,217	0.74%
Other securities[a]		34,221,070	1.22

		54,759,287	1.96

PACKAGING & CONTAINERS
Other securities[a]		6,871,215	0.25

		6,871,215	0.25

PHARMACEUTICALS
Abbott Laboratories	340,223	19,590,040	0.70
Eli Lilly and Co.	220,211	9,695,890	0.35
Gilead Sciences Inc.[b]	203,197	9,261,719	0.33
Merck & Co. Inc.	473,220	14,934,823	0.54
Pfizer Inc.	1,491,331	27,500,144	0.99
Wyeth	293,800	10,852,972	0.39
Other securities[a]		55,690,957	1.98

		147,526,545	5.28

PIPELINES
Other securities[a]		12,495,013	0.45

		12,495,013	0.45

REAL ESTATE
Other securities[a]		2,574,789	0.09

		2,574,789	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		61,013,358	2.18

		61,013,358	2.18

RETAIL
CVS Caremark Corp.	314,989	10,602,530	0.38
Home Depot Inc.	372,529	9,644,776	0.35
McDonald’s Corp.	249,891	15,418,275	0.55
Wal-Mart Stores Inc.	494,586	29,620,756	1.06
Other securities[a]		90,734,328	3.24

		156,020,665	5.58

SAVINGS & LOANS
Other securities[a]		9,472,041	0.34

		9,472,041	0.34

SEMICONDUCTORS
Intel Corp.	1,262,702	23,650,408	0.85
Other securities[a]		40,065,121	1.43

		63,715,529	2.28

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	1,769,645	$47,231,825	1.69%
Oracle Corp.[b]	858,576	17,437,679	0.62
Other securities[a]		48,306,125	1.73

		112,975,629	4.04

STORAGE & WAREHOUSING
Other securities[a]		147,353	0.01

		147,353	0.01

TELECOMMUNICATIONS
AT&T Inc.	1,309,595	36,563,892	1.31
Cisco Systems Inc.[b]	1,302,157	29,376,662	1.05
QUALCOMM Inc.	356,850	15,333,845	0.55
Verizon Communications Inc.	628,426	20,166,190	0.72
Other securities[a]		45,056,319	1.61

		146,496,908	5.24

TEXTILES
Other securities[a]		1,950,930	0.07

		1,950,930	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		3,054,269	0.11

		3,054,269	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	150,762	9,481,422	0.34
Other securities[a]		43,107,341	1.54

		52,588,763	1.88

TRUCKING & LEASING
Other securities[a]		778,562	0.03

		778,562	0.03

WATER
Other securities[a]		1,571,768	0.06

		1,571,768	0.06

TOTAL COMMON STOCKS
(Cost: $3,463,403,968)		2,787,056,490	99.77

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		201	0.00

		201	0.00

TOTAL RIGHTS
(Cost: $287)		201	0.00

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[c,d]	2,555,878	2,555,878	0.09
BGI Cash Premier
Fund LLC
2.67%[c,d,e]	44,272,481	44,272,481	1.59

		46,828,359	1.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,828,359)		46,828,359	1.68

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,510,232,614)		2,833,885,050	101.45

Other Assets, Less Liabilities		(40,399,351)	(1.45)

NET ASSETS		$2,793,485,699	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,465,825	0.30%

		1,465,825	0.30

AEROSPACE & DEFENSE
Boeing Co. (The)	58,326	3,344,996	0.68
Lockheed Martin Corp.	25,578	2,805,139	0.57
United Technologies Corp.	43,143	2,591,169	0.53
Other securities[a]		3,761,584	0.75

		12,502,888	2.53

AGRICULTURE
Altria Group Inc.	121,781	2,416,135	0.49
Monsanto Co.	42,625	4,219,022	0.86
Philip Morris International Inc.	163,818	7,879,646	1.60
Other securities[a]		636,530	0.12

		15,151,333	3.07

AIRLINES
Other securities[a]		347,088	0.07

		347,088	0.07

APPAREL
Other securities[a]		3,866,391	0.78

		3,866,391	0.78

AUTO MANUFACTURERS
Other securities[a]		1,144,375	0.23

		1,144,375	0.23

AUTO PARTS & EQUIPMENT
Other securities[a]		991,018	0.20

		991,018	0.20

BANKS
Other securities[a]		1,962,903	0.40

		1,962,903	0.40

BEVERAGES
Coca-Cola Co. (The)	127,248	6,728,874	1.36
PepsiCo Inc.	115,785	8,251,997	1.67
Other securities[a]		2,621,847	0.54

		17,602,718	3.57

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Celgene Corp.[b]	33,888	$2,144,433	0.44%
Genentech Inc.[b]	36,043	3,196,293	0.65
Other securities[a]		6,288,604	1.27

		11,629,330	2.36

BUILDING MATERIALS
Other securities[a]		744,646	0.15

		744,646	0.15

CHEMICALS
Other securities[a]		8,269,088	1.68

		8,269,088	1.68

COAL
Other securities[a]		2,903,773	0.59

		2,903,773	0.59

COMMERCIAL SERVICES
Visa Inc. Class A	34,831	2,138,275	0.43
Other securities[a]		11,934,200	2.42

		14,072,475	2.85

COMPUTERS
Apple Inc.[b]	68,470	7,782,300	1.58
Dell Inc.[b]	141,121	2,325,674	0.47
Hewlett-Packard Co.	191,459	8,853,064	1.80
International Business Machines Corp.	106,662	12,475,188	2.53
Other securities[a]		5,339,446	1.07

		36,775,672	7.45

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	39,459	2,973,236	0.60
Procter & Gamble Co. (The)	87,964	6,130,211	1.24
Other securities[a]		1,935,027	0.40

		11,038,474	2.24

DISTRIBUTION & WHOLESALE
Other securities[a]		1,837,078	0.37

		1,837,078	0.37

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	65,697	2,327,645	0.47
Other securities[a]		9,740,595	1.98

		12,068,240	2.45

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$7,578,671	1.54%

		7,578,671	1.54

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	60,708	2,476,279	0.50
Other securities[a]		2,076,106	0.42

		4,552,385	0.92

ELECTRONICS
Other securities[a]		6,189,808	1.25

		6,189,808	1.25

ENERGY - ALTERNATE SOURCES
Other securities[a]		1,076,035	0.22

		1,076,035	0.22

ENGINEERING & CONSTRUCTION
Other securities[a]		2,915,278	0.59

		2,915,278	0.59

ENTERTAINMENT
Other securities[a]		1,196,297	0.24

		1,196,297	0.24

ENVIRONMENTAL CONTROL
Other securities[a]		1,957,315	0.40

		1,957,315	0.40

FOOD
Other securities[a]		6,303,641	1.28

		6,303,641	1.28

FOREST PRODUCTS & PAPER
Other securities[a]		405,556	0.08

		405,556	0.08

GAS
Other securities[a]		59,164	0.01

		59,164	0.01

HAND & MACHINE TOOLS
Other securities[a]		275,102	0.06

		275,102	0.06

HEALTH CARE - PRODUCTS
Baxter International Inc.	48,746	3,199,200	0.65
Johnson & Johnson	57,567	3,988,242	0.81
Medtronic Inc.	87,194	4,368,419	0.89
Other securities[a]		12,865,249	2.60

		24,421,110	4.95

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$5,715,457	1.16%

		5,715,457	1.16

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		205,364	0.04

		205,364	0.04

HOME BUILDERS
Other securities[a]		145,405	0.03

		145,405	0.03

HOME FURNISHINGS
Other securities[a]		291,205	0.06

		291,205	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,711,364	0.35

		1,711,364	0.35

HOUSEWARES
Other securities[a]		132,011	0.03

		132,011	0.03

INSURANCE
Aflac Inc.	36,939	2,170,166	0.44
Other securities[a]		957,569	0.19

		3,127,735	0.63

INTERNET
Google Inc. Class Ab	18,388	7,364,762	1.49
Other securities[a]		8,973,499	1.82

		16,338,261	3.31

INVESTMENT COMPANIES
Other securities[a]		1,595	0.00

		1,595	0.00

IRON & STEEL
Other securities[a]		1,878,417	0.38

		1,878,417	0.38

LEISURE TIME
Other securities[a]		1,186,249	0.24

		1,186,249	0.24

LODGING
Other securities[a]		2,049,955	0.42

		2,049,955	0.42

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	47,780	$2,847,688	0.58%
Other securities[a]		5,433,297	1.10

		8,280,985	1.68

MANUFACTURING
Honeywell International Inc.	57,672	2,396,272	0.49
3M Co.	54,706	3,736,967	0.76
Other securities[a]		7,764,575	1.57

		13,897,814	2.82

MEDIA
Other securities[a]		8,159,843	1.65

		8,159,843	1.65

METAL FABRICATE & HARDWARE
Other securities[a]		1,294,920	0.26

		1,294,920	0.26

MINING
Other securities[a]		2,951,077	0.60

		2,951,077	0.60

MISCELLANEOUS - MANUFACTURING
Other securities[a]		27,472	0.01

		27,472	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		484,931	0.10

		484,931	0.10

OFFICE FURNISHINGS
Other securities[a]		164,994	0.03

		164,994	0.03

OIL & GAS
Exxon Mobil Corp.	75,912	5,895,326	1.20
Occidental Petroleum Corp.	63,746	4,490,906	0.91
Transocean Inc.[b]	24,777	2,721,506	0.55
Other securities[a]		13,960,569	2.83

		27,068,307	5.49

OIL & GAS SERVICES
Halliburton Co.	67,739	2,194,066	0.45
Schlumberger Ltd.	92,656	7,235,507	1.47
Other securities[a]		8,159,547	1.65

		17,589,120	3.57

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$737,264	0.15%

		737,264	0.15

PHARMACEUTICALS
Abbott Laboratories	119,789	6,897,451	1.40
Bristol-Myers Squibb Co.	140,513	2,929,696	0.60
Gilead Sciences Inc.[b]	71,733	3,269,590	0.66
Schering-Plough Corp.	126,046	2,328,070	0.47
Other securities[a]		12,350,047	2.50

		27,774,854	5.63

PIPELINES
Other securities[a]		1,806,521	0.37

		1,806,521	0.37

REAL ESTATE
Other securities[a]		501,842	0.10

		501,842	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,813,227	0.77

		3,813,227	0.77

RETAIL
Costco Wholesale Corp.	33,670	2,186,193	0.44
McDonald’s Corp.	79,851	4,926,807	1.00
Target Corp.	56,761	2,784,127	0.57
Walgreen Co.	71,118	2,201,813	0.45
Wal-Mart Stores Inc.	140,614	8,421,372	1.71
Other securities[a]		16,948,655	3.43

		37,468,967	7.60

SAVINGS & LOANS
Other securities[a]		319,257	0.06

		319,257	0.06

SEMICONDUCTORS
Intel Corp.	384,354	7,198,950	1.46
Texas Instruments Inc.	102,863	2,211,555	0.45
Other securities[a]		9,733,983	1.97

		19,144,488	3.88

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	623,429	$16,639,320	3.37%
Oracle Corp.[b]	302,659	6,147,004	1.25
Other securities[a]		15,300,547	3.10

		38,086,871	7.72

STORAGE & WAREHOUSING
Other securities[a]		39,337	0.01

		39,337	0.01

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	458,747	10,349,332	2.10
QUALCOMM Inc.	125,720	5,402,188	1.10
Other securities[a]		8,897,487	1.80

		24,649,007	5.00

TOYS, GAMES & HOBBIES
Other securities[a]		295,735	0.06

		295,735	0.06

TRANSPORTATION
Burlington Northern Santa Fe Corp.	21,869	2,021,352	0.41
Union Pacific Corp.	40,176	2,858,924	0.58
United Parcel Service Inc. Class B	53,063	3,337,132	0.68
Other securities[a]		5,643,337	1.14

		13,860,745	2.81

TRUCKING & LEASING
Other securities[a]		26,107	0.00

		26,107	0.00

WATER
Other securities[a]		16,919	0.00

		16,919	0.00

TOTAL COMMON STOCKS
(Cost: $569,247,308)		492,547,299	99.85

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		54	0.00

		54	0.00

TOTAL RIGHTS
(Cost: $77)		54	0.00

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47[c,d]	487,421	487,421	0.10
BGI Cash Premier
Fund LLC
2.67%[c,d,e]	5,315,327	5,315,327	1.08

		5,802,748	1.18

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,802,748)		5,802,748	1.18

TOTAL INVESTMENTS IN SECURITIES
(Cost: $575,050,133)		498,350,101	101.03

Other Assets, Less Liabilities		(5,062,112)	(1.03)

NET ASSETS		$493,287,989	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$135,975	0.03%

		135,975	0.03

AEROSPACE & DEFENSE
General Dynamics Corp.	25,911	1,907,568	0.46
United Technologies Corp.	27,204	1,633,872	0.40
Other securities[a]		2,823,723	0.69

		6,365,163	1.55

AGRICULTURE
Other securities[a]		3,813,854	0.93

		3,813,854	0.93

AIRLINES
Other securities[a]		1,408,865	0.34

		1,408,865	0.34

APPAREL
Other securities[a]		1,054,896	0.26

		1,054,896	0.26

AUTO MANUFACTURERS
Other securities[a]		1,077,368	0.26

		1,077,368	0.26

AUTO PARTS & EQUIPMENT
Other securities[a]		1,710,825	0.42

		1,710,825	0.42

BANKS
Bank of America Corp.	296,363	10,372,705	2.53
Bank of New York Mellon Corp. (The)	74,359	2,422,616	0.59
PNC Financial Services Group Inc. (The)	22,491	1,680,078	0.41
U.S. Bancorp	113,147	4,075,555	0.99
Wells Fargo & Co.	214,686	8,057,166	1.96
Other securities[a]		14,253,677	3.47

		40,861,797	9.95

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	44,543	$2,355,434	0.57%
Other securities[a]		3,632,218	0.89

		5,987,652	1.46

BIOTECHNOLOGY
Amgen Inc.[b]	70,776	4,194,894	1.02
Other securities[a]		462,237	0.11

		4,657,131	1.13

BUILDING MATERIALS
Other securities[a]		955,229	0.23

		955,229	0.23

CHEMICALS
Dow Chemical Co. (The)	60,492	1,922,436	0.47
E.I. du Pont de Nemours and Co.	58,550	2,359,565	0.57
Other securities[a]		3,143,148	0.77

		7,425,149	1.81

COAL
Other securities[a]		1,495	0.00

		1,495	0.00

COMMERCIAL SERVICES
Other securities[a]		3,953,785	0.96

		3,953,785	0.96

COMPUTERS
Other securities[a]		3,385,578	0.82

		3,385,578	0.82

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	124,829	8,699,333	2.12
Other securities[a]		187,859	0.04

		8,887,192	2.16

DISTRIBUTION & WHOLESALE
Other securities[a]		922,117	0.22

		922,117	0.22

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	353,904	7,258,571	1.77
Goldman Sachs Group Inc. (The)	22,909	2,932,352	0.71

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	224,431	$10,480,928	2.55%
Merrill Lynch & Co. Inc.	99,402	2,514,871	0.61
Morgan Stanley	67,736	1,557,928	0.38
Other securities[a]		5,857,802	1.43

		30,602,452	7.45

ELECTRIC
Dominion Resources Inc.	37,584	1,607,844	0.39
Southern Co. (The)	49,879	1,879,940	0.46
Other securities[a]		17,269,792	4.20

		20,757,576	5.05

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		456,499	0.11

		456,499	0.11

ELECTRONICS
Other securities[a]		3,464,732	0.84

		3,464,732	0.84

ENERGY - ALTERNATE SOURCES
Other securities[a]		70,397	0.02

		70,397	0.02

ENGINEERING & CONSTRUCTION
Other securities[a]		515,780	0.13

		515,780	0.13

ENTERTAINMENT
Other securities[a]		427,275	0.10

		427,275	0.10

ENVIRONMENTAL CONTROL
Other securities[a]		1,099,283	0.27

		1,099,283	0.27

FOOD
Kraft Foods Inc.	95,559	3,129,557	0.76
Other securities[a]		7,815,612	1.90

		10,945,169	2.66

FOREST PRODUCTS & PAPER
Other securities[a]		3,099,334	0.75

		3,099,334	0.75

Security	Shares	Value	% of Net Assets
GAS
Other securities[a]		$2,862,650	0.70%

		2,862,650	0.70

HAND & MACHINE TOOLS
Other securities[a]		1,033,790	0.25

		1,033,790	0.25

HEALTH CARE - PRODUCTS
Covidien Ltd.	32,484	1,746,340	0.43
Johnson & Johnson	135,013	9,353,701	2.28
Other securities[a]		2,255,907	0.54

		13,355,948	3.25

HEALTH CARE - SERVICES
WellPoint Inc.[b]	30,895	1,444,959	0.35
Other securities[a]		3,805,728	0.93

		5,250,687	1.28

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		536,574	0.13

		536,574	0.13

HOME BUILDERS
Other securities[a]		1,524,795	0.37

		1,524,795	0.37

HOME FURNISHINGS
Other securities[a]		610,456	0.15

		610,456	0.15

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,685,532	0.65

		2,685,532	0.65

HOUSEWARES
Other securities[a]		328,238	0.08

		328,238	0.08

INSURANCE
Allstate Corp. (The)	35,813	1,651,696	0.40
MetLife Inc.	28,415	1,591,240	0.39
Prudential Financial Inc.	23,357	1,681,704	0.41
Travelers Companies Inc. (The)	39,316	1,777,083	0.43
Other securities[a]		18,053,756	4.40

		24,755,479	6.03

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$2,450,629	0.60%

		2,450,629	0.60

INVESTMENT COMPANIES
Other securities[a]		923,881	0.23

		923,881	0.23

IRON & STEEL
Other securities[a]		1,140,082	0.28

		1,140,082	0.28

LEISURE TIME
Other securities[a]		1,227,269	0.30

		1,227,269	0.30

LODGING
Other securities[a]		409,812	0.10

		409,812	0.10

MACHINERY
Other securities[a]		1,022,629	0.25

		1,022,629	0.25

MANUFACTURING
General Electric Co.	647,926	16,522,113	4.02
Other securities[a]		5,248,671	1.28

		21,770,784	5.30

MEDIA
Comcast Corp. Class A	129,061	2,533,467	0.62
Time Warner Inc.	206,809	2,711,266	0.66
Walt Disney Co. (The)	109,489	3,360,217	0.82
Other securities[a]		4,500,056	1.09

		13,105,006	3.19

METAL FABRICATE & HARDWARE
Other securities[a]		580,631	0.14

		580,631	0.14

MINING
Other securities[a]		2,708,641	0.66

		2,708,641	0.66

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		806,312	0.20

		806,312	0.20

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$154,497	0.04%

		154,497	0.04

OIL & GAS
Anadarko Petroleum Corp.	30,430	1,476,159	0.36
Apache Corp.	21,691	2,261,937	0.55
Chevron Corp.	134,455	11,089,848	2.70
ConocoPhillips	100,269	7,344,704	1.79
Devon Energy Corp.	29,005	2,645,256	0.64
Exxon Mobil Corp.	279,924	21,738,898	5.29
Marathon Oil Corp.	46,022	1,834,897	0.45
XTO Energy Inc.	32,047	1,490,826	0.36
Other securities[a]		6,511,951	1.59

		56,394,476	13.73

OIL & GAS SERVICES
Other securities[a]		1,435,837	0.35

		1,435,837	0.35

PACKAGING & CONTAINERS
Other securities[a]		1,404,785	0.34

		1,404,785	0.34

PHARMACEUTICALS
Eli Lilly and Co.	58,799	2,588,920	0.63
Merck & Co. Inc.	99,631	3,144,354	0.77
Pfizer Inc.	439,780	8,109,543	1.97
Wyeth	86,685	3,202,144	0.78
Other securities[a]		3,135,460	0.76

		20,180,421	4.91

PIPELINES
Other securities[a]		2,179,617	0.53

		2,179,617	0.53

REAL ESTATE
Other securities[a]		343,806	0.08

		343,806	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		14,809,502	3.60

		14,809,502	3.60

RETAIL
CVS Caremark Corp.	42,752	1,439,032	0.35
Home Depot Inc.	109,871	2,844,560	0.69

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Lowe’s Companies Inc.	90,300	$2,139,207	0.52%
Wal-Mart Stores Inc.	28,157	1,686,323	0.41
Other securities[a]		6,478,218	1.58

		14,587,340	3.55

SAVINGS & LOANS
Other securities[a]		2,528,519	0.62

		2,528,519	0.62

SEMICONDUCTORS
Other securities[a]		2,729,185	0.66

		2,729,185	0.66

SOFTWARE
Other securities[a]		1,429,029	0.35

		1,429,029	0.35

STORAGE & WAREHOUSING
Other securities[a]		5,316	0.00

		5,316	0.00

TELECOMMUNICATIONS
AT&T Inc.	386,190	10,782,425	2.62
Verizon Communications Inc.	185,308	5,946,534	1.45
Other securities[a]		5,871,054	1.43

		22,600,013	5.50

TEXTILES
Other securities[a]		569,836	0.14

		569,836	0.14

TOYS, GAMES & HOBBIES
Other securities[a]		656,307	0.16

		656,307	0.16

TRANSPORTATION
FedEx Corp.	20,156	1,593,130	0.39
Other securities[a]		2,297,031	0.56

		3,890,161	0.95

TRUCKING & LEASING
Other securities[a]		208,896	0.05

		208,896	0.05

WATER
Other securities[a]		445,764	0.11

		445,764	0.11

TOTAL COMMON STOCKS
(Cost: $546,497,324)		409,685,700	99.72

Security	Shares	Value	% of Net Assets
RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$6	0.00%

		6	0.00

TOTAL RIGHTS
(Cost: $9)		6	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[c,d]	370,532	370,532	0.09
BGI Cash Premier
Fund LLC
2.67%[c,d,e]	5,765,484	5,765,484	1.41

		6,136,016	1.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,136,016)		6,136,016	1.50

TOTAL INVESTMENTS IN SECURITIES
(Cost: $552,633,349)		415,821,722	101.22

Other Assets, Less Liabilities		(4,998,188)	(1.22)

NET ASSETS		$410,823,534	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$776,761	0.29%

		776,761	0.29

AEROSPACE & DEFENSE
Other securities[a]		1,537,978	0.58

		1,537,978	0.58

AGRICULTURE
Other securities[a]		579,116	0.22

		579,116	0.22

AIRLINES
US Airways Group Inc.[b]	102,824	620,029	0.23
Other securities[a]		1,382,366	0.52

		2,002,395	0.75

APPAREL
Other securities[a]		2,744,735	1.03

		2,744,735	1.03

AUTO MANUFACTURERS
Other securities[a]		443,972	0.17

		443,972	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		2,302,051	0.86

		2,302,051	0.86

BANKS
Arrow Financial Corp.	17,489	514,351	0.19
Community Trust Bancorp Inc.	15,361	528,418	0.20
First Financial Bancorp	34,395	502,167	0.19
First Financial Corp.	14,552	683,653	0.26
Harleysville National Corp.	30,083	510,809	0.19
Independent Bank Corp. (Massachusetts)	16,320	508,694	0.19
Pinnacle Financial Partners Inc.[b]	20,666	636,513	0.24
Simmons First National Corp. Class A	15,854	564,402	0.21
South Financial Group Inc. (The)	66,569	487,951	0.18
Stellar One Corp.	26,606	549,946	0.21
SY Bancorp Inc.	15,842	485,082	0.18

Security	Shares	Value	% of Net Assets
Texas Capital Bancshares Inc.[b]	23,038	$478,269	0.18%
TowneBank	21,968	483,296	0.18
Other securities[a]		25,645,860	9.63

		32,579,411	12.23

BEVERAGES
Other securities[a]		1,379,104	0.52

		1,379,104	0.52

BIOTECHNOLOGY
Medivation Inc.[b,c]	24,728	654,303	0.25
Sequenom Inc.[b]	48,243	1,284,229	0.48
Other securities[a]		9,540,953	3.58

		11,479,485	4.31

BUILDING MATERIALS
Other securities[a]		1,470,471	0.55

		1,470,471	0.55

CHEMICALS
Other securities[a]		4,246,259	1.59

		4,246,259	1.59

COAL
Other securities[a]		297,258	0.11

		297,258	0.11

COMMERCIAL SERVICES
Exponent Inc.[b]	14,780	489,070	0.18
HMS Holdings Corp.[b]	21,878	524,197	0.20
Kendle International Inc.[b,c]	11,524	515,238	0.19
Landauer Inc.	8,871	645,365	0.24
Team Inc.[b]	16,674	602,265	0.23
Other securities[a]		12,054,862	4.53

		14,830,997	5.57

COMPUTERS
Tyler Technologies Inc.[b]	33,114	502,339	0.19
Other securities[a]		9,353,214	3.51

		9,855,553	3.70

COSMETICS & PERSONAL CARE
Other securities[a]		729,868	0.27

		729,868	0.27

DISTRIBUTION & WHOLESALE
Other securities[a]		1,558,706	0.59

		1,558,706	0.59

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$5,290,347	1.99%

		5,290,347	1.99

ELECTRIC
Other securities[a]		716,069	0.27

		716,069	0.27

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		3,091,342	1.16

		3,091,342	1.16

ELECTRONICS
Other securities[a]		7,059,272	2.65

		7,059,272	2.65

ENERGY - ALTERNATE SOURCES
Other securities[a]		832,571	0.31

		832,571	0.31

ENGINEERING & CONSTRUCTION
Other securities[a]		1,338,012	0.50

		1,338,012	0.50

ENTERTAINMENT
Other securities[a]		1,947,320	0.73

		1,947,320	0.73

ENVIRONMENTAL CONTROL
Other securities[a]		2,027,090	0.76

		2,027,090	0.76

FOOD
J&J Snack Foods Corp.	14,387	487,863	0.18
Other securities[a]		2,934,105	1.11

		3,421,968	1.29

FOREST PRODUCTS & PAPER
Other securities[a]		1,261,174	0.47

		1,261,174	0.47

GAS
EnergySouth Inc.	9,957	611,659	0.23
Other securities[a]		335,820	0.13

		947,479	0.36

HAND & MACHINE TOOLS
Other securities[a]		1,118,619	0.42

		1,118,619	0.42

Security	Shares	Value	% of Net Assets
HEALTH CARE
Other securities[a]		$85,960	0.03%

		85,960	0.03

HEALTH CARE - PRODUCTS
ABIOMED Inc.[b]	26,967	478,664	0.18
Invacare Corp.	28,453	686,855	0.26
Merit Medical Systems Inc.[b]	25,539	479,367	0.18
Natus Medical Inc.[b]	24,918	564,642	0.21
Symmetry Medical Inc.[b]	32,074	595,293	0.22
Other securities[a]		10,747,028	4.04

		13,551,849	5.09

HEALTH CARE - SERVICES
Gentiva Health Services Inc.[b]	23,524	633,737	0.24
Other securities[a]		5,873,524	2.20

		6,507,261	2.44

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		285,966	0.11

		285,966	0.11

HOME BUILDERS
Standard-Pacific Corp.[b]	109,559	537,935	0.20
Other securities[a]		1,193,009	0.45

		1,730,944	0.65

HOME FURNISHINGS
Other securities[a]		2,442,126	0.92

		2,442,126	0.92

HOUSEHOLD PRODUCTS & WARES
WD-40 Co.	19,591	703,905	0.26
Other securities[a]		1,369,433	0.52

		2,073,338	0.78

HOUSEWARES
National Presto
Industries Inc.	6,474	482,313	0.18
Other securities[a]		210,470	0.08

		692,783	0.26

INSURANCE
Other securities[a]		7,370,908	2.77

		7,370,908	2.77

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
INTERNET
Interwoven Inc.[b]	39,878	$563,077	0.21%
Vocus Inc.[b]	14,512	492,828	0.19
Other securities[a]		10,170,268	3.81

		11,226,173	4.21

INVESTMENT COMPANIES
Other securities[a]		3,478,185	1.31

		3,478,185	1.31

IRON & STEEL
Other securities[a]		312,851	0.12

		312,851	0.12

LEISURE TIME
Other securities[a]		835,759	0.31

		835,759	0.31

LODGING
Other securities[a]		1,337,325	0.50

		1,337,325	0.50

MACHINERY
Other securities[a]		3,876,959	1.46

		3,876,959	1.46

MANUFACTURERS
Other securities[a]		120,527	0.05

		120,527	0.05

MANUFACTURING
Other securities[a]		3,335,269	1.25

		3,335,269	1.25

MEDIA
Other securities[a]		3,218,728	1.21

		3,218,728	1.21

METAL FABRICATE & HARDWARE
Other securities[a]		1,891,373	0.71

		1,891,373	0.71

MINING
Other securities[a]		1,020,328	0.38

		1,020,328	0.38

OIL & GAS
Other securities[a]		5,354,986	2.01

		5,354,986	2.01

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$2,524,591	0.95%

		2,524,591	0.95

PACKAGING & CONTAINERS
Other securities[a]		325,394	0.12

		325,394	0.12

PHARMACEUTICALS
VIVUS Inc.[b]	62,741	498,164	0.19
Other securities[a]		13,625,512	5.11

		14,123,676	5.30

REAL ESTATE
Other securities[a]		1,458,441	0.55

		1,458,441	0.55

REAL ESTATE INVESTMENT TRUSTS
Agree Realty Corp.	19,476	557,014	0.21
Cedar Shopping Centers Inc.	41,863	553,429	0.21
Gladstone Commercial Corp.	32,893	498,000	0.19
Universal Health Realty Income Trust	17,520	681,528	0.26
Other securities[a]		5,887,886	2.20

		8,177,857	3.07

RETAIL
Buffalo Wild Wings Inc.[b,c]	14,841	597,202	0.22
EZCORP Inc.[b]	34,211	643,167	0.24
Fred’s Inc.	34,762	494,316	0.19
Other securities[a]		9,138,235	3.43

		10,872,920	4.08

SAVINGS & LOANS
Provident New York Bancorp	41,170	544,267	0.20
WSFS Financial Corp.	7,942	476,520	0.18
Other securities[a]		6,742,823	2.53

		7,763,610	2.91

SEMICONDUCTORS
Other securities[a]		7,399,204	2.78

		7,399,204	2.78

SOFTWARE
Other securities[a]		6,989,945	2.62

		6,989,945	2.62

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Alaska Communications Systems Group Inc.	40,600	$496,538	0.19%
Iowa Telecommunications Services Inc.	28,298	528,607	0.20
Other securities[a]		9,560,891	3.58

		10,586,036	3.97

TEXTILES
Other securities[a]		118,217	0.04

		118,217	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		314,080	0.12

		314,080	0.12

TRANSPORTATION
PHI Inc.[b]	14,272	527,065	0.20
Other securities[a]		3,150,656	1.18

		3,677,721	1.38

TRUCKING & LEASING
Other securities[a]		280,281	0.11

		280,281	0.11

WATER
American States Water Co.	13,953	537,191	0.20
Connecticut Water Service Inc.	19,407	561,833	0.21
Other securities[a]		1,520,217	0.57

		2,619,241	0.98

TOTAL COMMON STOCKS
(Cost: $365,534,237)		265,846,195	99.80

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

TOTAL RIGHTS (Cost: $0)		2	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.47%[d,e]	266,880	$266,880	0.10%
BGI Cash Premier
Fund LLC
2.67%[d,e,f]	15,411,874	15,411,874	5.78

		15,678,754	5.88

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,678,754)		15,678,754	5.88

TOTAL INVESTMENTS IN SECURITIES
(Cost: $381,212,991)		281,524,951	105.68

Other Assets, Less Liabilities		(15,141,104)	(5.68)

NET ASSETS		$266,383,847	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,198,604	0.20%

		8,198,604	0.20

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	152,935	15,036,569	0.37
Other securities[a]		27,984,608	0.68

		43,021,177	1.05

AGRICULTURE
Lorillard Inc.	216,782	15,424,039	0.38
Other securities[a]		21,830,255	0.53

		37,254,294	0.91

AIRLINES
Southwest Airlines Co.	912,549	13,241,086	0.32
Other securities[a]		12,036,699	0.29

		25,277,785	0.61

APPAREL
Other securities[a]		35,307,207	0.86

		35,307,207	0.86

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	2,703,681	14,059,141	0.34
Other securities[a]		6,938,816	0.17

		20,997,957	0.51

AUTO PARTS & EQUIPMENT
Other securities[a]		16,625,047	0.40

		16,625,047	0.40

BANKS
Northern Trust Corp.	274,374	19,809,803	0.48
Other securities[a]		107,983,963	2.63

		127,793,766	3.11

BEVERAGES
Other securities[a]		43,397,829	1.06

		43,397,829	1.06

BIOTECHNOLOGY
Other securities[a]		26,613,137	0.65

		26,613,137	0.65

BUILDING MATERIALS
Other securities[a]		22,185,466	0.54

		22,185,466	0.54

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$109,313,035	2.66%

		109,313,035	2.66

COAL
Other securities[a]		29,236,569	0.71

		29,236,569	0.71

COMMERCIAL SERVICES
Other securities[a]		123,049,741	2.99

		123,049,741	2.99

COMPUTERS
Other securities[a]		88,699,097	2.16

		88,699,097	2.16

COSMETICS & PERSONAL CARE
Avon Products Inc.	531,665	22,101,311	0.54
Other securities[a]		9,874,572	0.24

		31,975,883	0.78

DISTRIBUTION & WHOLESALE
Other securities[a]		36,664,962	0.89

		36,664,962	0.89

DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	323,673	17,384,477	0.42
Other securities[a]		90,944,300	2.21

		108,328,777	2.63

ELECTRIC
American Electric Power Co. Inc.	500,533	18,534,737	0.45
Consolidated Edison Inc.	339,924	14,603,135	0.35
Edison International	406,208	16,207,699	0.39
PG&E Corp.	445,300	16,676,485	0.41
PPL Corp.	464,987	17,213,819	0.42
Progress Energy Inc.	325,846	14,053,738	0.34
Other securities[a]		156,238,653	3.81

		253,528,266	6.17

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		26,871,550	0.65

		26,871,550	0.65

ELECTRONICS
Agilent Technologies Inc.[b]	455,184	13,500,757	0.33
Other securities[a]		73,816,139	1.79

		87,316,896	2.12

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$3,599,954	0.09%

		3,599,954	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		47,575,387	1.16

		47,575,387	1.16

ENTERTAINMENT
Other securities[a]		18,175,988	0.44

		18,175,988	0.44

ENVIRONMENTAL CONTROL
Other securities[a]		20,657,088	0.50

		20,657,088	0.50

FOOD
H.J. Heinz Co.	392,673	19,621,870	0.48
Safeway Inc.	546,125	12,954,085	0.31
Other securities[a]		76,852,484	1.87

		109,428,439	2.66

FOREST PRODUCTS & PAPER
International Paper Co.	533,064	13,955,616	0.34
Weyerhaeuser Co.	263,336	15,952,895	0.39
Other securities[a]		26,633,441	0.65

		56,541,952	1.38

GAS
Sempra Energy	312,057	15,749,517	0.38
Other securities[a]		24,209,674	0.59

		39,959,191	0.97

HAND & MACHINE TOOLS
Other securities[a]		18,511,989	0.45

		18,511,989	0.45

HEALTH CARE - PRODUCTS
St. Jude Medical Inc.[b]	423,270	18,408,012	0.45
Other securities[a]		91,268,134	2.22

		109,676,146	2.67

HEALTH CARE - SERVICES
Other securities[a]		74,527,069	1.81

		74,527,069	1.81

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		13,337,544	0.32

		13,337,544	0.32

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$25,497,062	0.62%

		25,497,062	0.62

HOME FURNISHINGS
Other securities[a]		9,906,383	0.24

		9,906,383	0.24

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		36,056,854	0.88

		36,056,854	0.88

HOUSEWARES
Other securities[a]		7,884,535	0.19

		7,884,535	0.19

INSURANCE
Aon Corp.	345,964	15,554,541	0.38
Lincoln National Corp.	323,212	13,836,706	0.34
Marsh & McLennan Companies Inc.	637,493	20,246,778	0.49
Principal Financial Group Inc.	322,832	14,039,964	0.34
Progressive Corp. (The)	844,727	14,698,250	0.36
Other securities[a]		159,090,844	3.86

		237,467,083	5.77

INTERNET
Other securities[a]		45,212,994	1.10

		45,212,994	1.10

INVESTMENT COMPANIES
Other securities[a]		8,842,671	0.22

		8,842,671	0.22

IRON & STEEL
Other securities[a]		23,562,468	0.57

		23,562,468	0.57

LEISURE TIME
Other securities[a]		15,045,724	0.37

		15,045,724	0.37

LODGING
Other securities[a]		32,748,932	0.80

		32,748,932	0.80

MACHINERY
Other securities[a]		56,196,802	1.37

		56,196,802	1.37

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[a]		$130,015,635	3.16%

		130,015,635	3.16

MEDIA
Liberty Media Corp. – Liberty Entertainment Group Series Ab	644,006	16,080,830	0.39
McGraw-Hill Companies Inc. (The)	400,643	12,664,325	0.31
Other securities[a]		67,733,705	1.65

		96,478,860	2.35

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	173,728	13,686,292	0.33
Other securities[a]		7,273,437	0.18

		20,959,729	0.51

MINING
Other securities[a]		12,541,259	0.30

		12,541,259	0.30

MISCELLANEOUS - MANUFACTURING
Other securities[a]		435,301	0.01

		435,301	0.01

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,121,285	12,928,416	0.31
Other securities[a]		8,602,001	0.21

		21,530,417	0.52

OFFICE FURNISHINGS
Other securities[a]		822,988	0.02

		822,988	0.02

OIL & GAS
Murphy Oil Corp.	236,788	15,187,582	0.37
Noble Corp.	335,035	14,708,037	0.36
Southwestern Energy Co.[b]	426,390	13,021,951	0.32
Other securities[a]		150,920,547	3.66

		193,838,117	4.71

OIL & GAS SERVICES
Smith International Inc.	268,985	15,773,280	0.38
Other securities[a]		54,013,945	1.32

		69,787,225	1.70

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$36,444,228	0.89%

		36,444,228	0.89

PHARMACEUTICALS
Allergan Inc.	380,096	19,574,944	0.48
Express Scripts Inc.[b]	262,266	19,360,476	0.47
Other securities[a]		86,658,788	2.10

		125,594,208	3.05

PIPELINES
Spectra Energy Corp.	788,764	18,772,583	0.46
Other securities[a]		34,745,798	0.84

		53,518,381	1.30

REAL ESTATE
Other securities[a]		11,937,517	0.29

		11,937,517	0.29

REAL ESTATE INVESTMENT TRUSTS
Boston Properties Inc.	149,242	13,978,006	0.34
Equity Residential	337,185	14,974,386	0.36
ProLogis	324,553	13,394,302	0.33
Public Storage	157,772	15,621,006	0.38
Vornado Realty Trust	169,684	15,432,760	0.38
Other securities[a]		167,508,007	4.07

		240,908,467	5.86

RETAIL
Kohl’s Corp.[b,c]	384,913	17,736,791	0.43
Starbucks Corp.[b]	907,770	13,498,540	0.33
TJX Companies Inc. (The)	529,423	16,157,990	0.39
Yum! Brands Inc.	590,293	19,249,455	0.47
Other securities[a]		175,716,086	4.27

		242,358,862	5.89

SAVINGS & LOANS
Other securities[a]		36,644,688	0.89

		36,644,688	0.89

SEMICONDUCTORS
Other securities[a]		130,845,466	3.18

		130,845,466	3.18

SOFTWARE
Electronic Arts Inc.[b]	396,893	14,681,072	0.36
Intuit Inc.[b]	400,397	12,656,549	0.31
Paychex Inc.	403,541	13,328,959	0.32

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
Other securities[a]		$111,616,411	2.71%

		152,282,991	3.70

TELECOMMUNICATIONS
American Tower Corp. Class Ab	494,171	17,775,331	0.43
Juniper Networks Inc.[b,c]	654,405	13,788,313	0.34
Other securities[a]		99,503,240	2.42

		131,066,884	3.19

TEXTILES
Other securities[a]		9,390,621	0.23

		9,390,621	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		13,463,995	0.33

		13,463,995	0.33

TRANSPORTATION
Other securities[a]		51,430,753	1.25

		51,430,753	1.25

TRUCKING & LEASING
Other securities[a]		2,396,082	0.06

		2,396,082	0.06

WATER
Other securities[a]		4,649,195	0.11

		4,649,195	0.11

TOTAL COMMON STOCKS
(Cost: $4,783,867,005)		4,101,411,169	99.74

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		34,212	0.00

		34,212	0.00

TOTAL RIGHTS
(Cost: $1,321)		34,212	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[d,e]	4,514,945	$4,514,945	0.11%
BGI Cash Premier
Fund LLC
2.67%[d,e,f]	268,661,496	268,661,496	6.53

		273,176,441	6.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,176,441)		273,176,441	6.64

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,057,044,767)		4,374,621,822	106.38

Other Assets, Less Liabilities		(262,408,290)	(6.38)

NET ASSETS		$4,112,213,532	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,396,097	0.36%

		9,396,097	0.36

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	150,175	14,765,206	0.57
Rockwell Collins Inc.	254,098	12,219,573	0.47
Other securities[a]		12,613,972	0.49

		39,598,751	1.53

AGRICULTURE
Other securities[a]		10,234,785	0.39

		10,234,785	0.39

AIRLINES
Other securities[a]		4,783,233	0.18

		4,783,233	0.18

APPAREL
Coach Inc.[b]	539,311	13,504,347	0.52
Other securities[a]		15,156,549	0.58

		28,660,896	1.10

AUTO MANUFACTURERS
Other securities[a]		1,073,659	0.04

		1,073,659	0.04

AUTO PARTS & EQUIPMENT
Other securities[a]		12,690,221	0.49

		12,690,221	0.49

BANKS
Northern Trust Corp.	313,990	22,670,078	0.87

		22,670,078	0.87

BEVERAGES
Other securities[a]		10,451,126	0.40

		10,451,126	0.40

BIOTECHNOLOGY
Other securities[a]		26,821,551	1.03

		26,821,551	1.03

BUILDING MATERIALS
Other securities[a]		12,064,948	0.47

		12,064,948	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
Ecolab Inc.	275,744	$13,379,099	0.52%
Rohm and Haas Co.	176,911	12,383,770	0.48
Other securities[a]		54,374,320	2.09

		80,137,189	3.09

COAL
CONSOL Energy Inc.	288,341	13,231,969	0.51
Other securities[a]		23,787,941	0.92

		37,019,910	1.43

COMMERCIAL SERVICES
Apollo Group Inc. Class Ab	201,462	11,946,697	0.46
Other securities[a]		90,682,712	3.49

		102,629,409	3.95

COMPUTERS
Other securities[a]		57,739,174	2.23

		57,739,174	2.23

COSMETICS & PERSONAL CARE
Avon Products Inc.	673,933	28,015,395	1.08
Other securities[a]		9,239,036	0.36

		37,254,431	1.44

DISTRIBUTION & WHOLESALE
Other securities[a]		29,031,164	1.12

		29,031,164	1.12

DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	410,208	22,032,272	0.85
Other securities[a]		60,750,286	2.34

		82,782,558	3.19

ELECTRIC
AES Corp. (The)[b]	1,061,628	12,410,431	0.48
PPL Corp.	589,295	21,815,701	0.84
Other securities[a]		36,215,680	1.39

		70,441,812	2.71

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		28,870,338	1.11

		28,870,338	1.11

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	576,857	$17,109,579	0.66%
Other securities[a]		75,040,896	2.89

		92,150,475	3.55

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,545,081	0.18

		4,545,081	0.18

ENGINEERING & CONSTRUCTION
Fluor Corp.	279,879	15,589,260	0.60
Other securities[a]		39,485,748	1.52

		55,075,008	2.12

ENTERTAINMENT
Other securities[a]		17,994,800	0.69

		17,994,800	0.69

ENVIRONMENTAL CONTROL
Other securities[a]		18,652,365	0.72

		18,652,365	0.72

FOOD
H.J. Heinz Co.	276,345	13,808,960	0.53
Other securities[a]		22,973,682	0.89

		36,782,642	1.42

FOREST PRODUCTS & PAPER
Other securities[a]		5,121,450	0.20

		5,121,450	0.20

GAS
Other securities[a]		965,007	0.04

		965,007	0.04

HAND & MACHINE TOOLS
Other securities[a]		3,662,311	0.14

		3,662,311	0.14

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	156,850	14,880,360	0.57
Intuitive Surgical Inc.[b]	61,135	14,732,312	0.57
St. Jude Medical Inc.[b]	536,451	23,330,254	0.90
Other securities[a]		73,205,371	2.82

		126,148,297	4.86

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[b]	175,949	$12,228,456	0.47%
Other securities[a]		48,657,481	1.88

		60,885,937	2.35

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,164,259	0.16

		4,164,259	0.16

HOME BUILDERS
Other securities[a]		1,796,198	0.07

		1,796,198	0.07

HOME FURNISHINGS
Other securities[a]		2,323,438	0.09

		2,323,438	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		12,015,262	0.46

		12,015,262	0.46

HOUSEWARES
Other securities[a]		2,315,691	0.09

		2,315,691	0.09

INSURANCE
Other securities[a]		7,574,527	0.29

		7,574,527	0.29

INTERNET
Other securities[a]		34,824,535	1.34

		34,824,535	1.34

IRON & STEEL
Other securities[a]		19,814,067	0.76

		19,814,067	0.76

LEISURE TIME
Harley-Davidson Inc.	331,984	12,383,003	0.48
Other securities[a]		77,501	0.00

		12,460,504	0.48

LODGING
Marriott International Inc. Class A	467,168	12,188,413	0.47
Other securities[a]		22,821,798	0.88

		35,010,211	1.35

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Cummins Inc.	320,441	$14,009,681	0.54%
Other securities[a]		42,572,874	1.64

		56,582,555	2.18

MANUFACTURING
ITT Industries Inc.	217,649	12,103,461	0.47
Parker Hannifin Corp.	265,027	14,046,431	0.54
Other securities[a]		76,129,209	2.93

		102,279,101	3.94

MEDIA
Liberty Media Corp. – Liberty Entertainment Group Series Ab	816,259	20,381,987	0.79
Other securities[a]		32,453,977	1.25

		52,835,964	2.04

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	220,128	17,341,684	0.67
Other securities[a]		2,648,645	0.10

		19,990,329	0.77

MINING
Other securities[a]		1,031,924	0.04

		1,031,924	0.04

MISCELLANEOUS - MANUFACTURING
Other securities[a]		550,457	0.02

		550,457	0.02

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		9,849,716	0.38

		9,849,716	0.38

OIL & GAS
ENSCO International Inc.	212,830	12,265,393	0.47
Murphy Oil Corp.	300,136	19,250,723	0.74
Noble Corp.	424,630	18,641,257	0.72
Southwestern Energy Co.[b]	540,391	16,503,541	0.64
Other securities[a]		93,874,569	3.62

		160,535,483	6.19

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Cameron International Corp.[b]	342,330	$13,193,398	0.51%
Smith International Inc.	340,827	19,986,095	0.77
Other securities[a]		27,753,976	1.07

		60,933,469	2.35

PACKAGING & CONTAINERS
Other securities[a]		13,100,626	0.51

		13,100,626	0.51

PHARMACEUTICALS
Allergan Inc.	481,683	24,806,675	0.96
Express Scripts Inc.[b]	332,404	24,538,063	0.94
Other securities[a]		53,710,657	2.07

		103,055,395	3.97

PIPELINES
Other securities[a]		14,841,896	0.57

		14,841,896	0.57

REAL ESTATE
Other securities[a]		9,667,114	0.37

		9,667,114	0.37

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		30,880,190	1.19

		30,880,190	1.19

RETAIL
Kohl’s Corp.[b,c]	371,753	17,130,378	0.66
Starbucks Corp.[b]	1,149,825	17,097,898	0.66
TJX Companies Inc. (The)	670,937	20,476,997	0.79
Yum! Brands Inc.	748,197	24,398,704	0.94
Other securities[a]		139,893,158	5.39

		218,997,135	8.44

SAVINGS & LOANS
Other securities[a]		5,801,622	0.22

		5,801,622	0.22

SEMICONDUCTORS
Analog Devices Inc.	458,555	12,082,924	0.47
Broadcom Corp. Class Ab	811,045	15,109,768	0.58
Other securities[a]		111,757,185	4.30

		138,949,877	5.35

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
Activision Blizzard Inc.[b]	937,612	$14,467,353	0.56%
Autodesk Inc.[b]	353,133	11,847,612	0.46
Electronic Arts Inc.[b]	503,089	18,609,262	0.72
Fiserv Inc.[b]	259,090	12,260,139	0.47
Intuit Inc.[b]	507,086	16,028,988	0.62
Paychex Inc.	511,144	16,883,086	0.65
Other securities[a]		81,995,823	3.15

		172,092,263	6.63

TELECOMMUNICATIONS
American Tower Corp. Class Ab	626,410	22,531,968	0.87
Juniper Networks Inc.[b,c]	829,447	17,476,448	0.67
Other securities[a]		69,897,143	2.69

		109,905,559	4.23

TOYS, GAMES & HOBBIES
Other securities[a]		2,817,736	0.11

		2,817,736	0.11

TRANSPORTATION
C.H. Robinson Worldwide Inc.	269,500	13,733,720	0.53
Expeditors International Washington Inc.	337,151	11,746,341	0.45
Other securities[a]		24,930,275	0.96

		50,410,336	1.94

TRUCKING & LEASING
Other securities[a]		354,389	0.01

		354,389	0.01

TOTAL COMMON STOCKS
(Cost: $3,197,279,399)		2,594,096,531	99.94

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		43,597	0.00

		43,597	0.00

TOTAL RIGHTS
(Cost: $1,730)		43,597	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[d,e]	908,889	$908,889	0.03%
BGI Cash Premier
Fund LLC
2.67%[d,e,f]	210,269,266	210,269,266	8.10

		211,178,155	8.13

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,178,155)		211,178,155	8.13

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,408,459,284)		2,805,318,283	108.07

Other Assets, Less Liabilities		(209,548,491)	(8.07)

NET ASSETS		$2,595,769,792	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,018,033	0.04%

		1,018,033	0.04

AEROSPACE & DEFENSE
Other securities[a]		15,088,069	0.57

		15,088,069	0.57

AGRICULTURE
Bunge Ltd.	194,336	12,278,148	0.46
UST Inc.	236,231	15,718,811	0.60
Other securities[a]		9,430,079	0.36

		37,427,038	1.42

AIRLINES
Southwest Airlines Co.	1,169,278	16,966,224	0.64
Other securities[a]		10,547,897	0.40

		27,514,121	1.04

APPAREL
Other securities[a]		16,220,711	0.61

		16,220,711	0.61

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	3,464,288	18,014,298	0.68
Other securities[a]		7,811,320	0.30

		25,825,618	0.98

AUTO PARTS & EQUIPMENT
Other securities[a]		8,527,275	0.32

		8,527,275	0.32

BANKS
Other securities[a]		140,871,215	5.33

		140,871,215	5.33

BEVERAGES
Other securities[a]		45,037,642	1.70

		45,037,642	1.70

BIOTECHNOLOGY
Other securities[a]		7,037,339	0.27

		7,037,339	0.27

BUILDING MATERIALS
Other securities[a]		16,193,420	0.61

		16,193,420	0.61

Security	Shares	Value	% of Net Assets
CHEMICALS
PPG Industries Inc.	233,377	$13,610,547	0.52%
Other securities[a]		45,526,613	1.72

		59,137,160	2.24

COMMERCIAL SERVICES
Other securities[a]		54,014,630	2.04

		54,014,630	2.04

COMPUTERS
Other securities[a]		55,315,918	2.09

		55,315,918	2.09

COSMETICS & PERSONAL CARE
Other securities[a]		3,342,239	0.13

		3,342,239	0.13

DISTRIBUTION & WHOLESALE
Other securities[a]		17,595,039	0.67

		17,595,039	0.67

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	354,988	13,560,542	0.51
Invesco Ltd.	541,775	11,366,439	0.43
Other securities[a]		30,171,839	1.15

		55,098,820	2.09

ELECTRIC
Ameren Corp.	334,935	13,072,513	0.49
American Electric Power Co. Inc.	641,673	23,761,151	0.90
Consolidated Edison Inc.	435,637	18,714,966	0.71
Edison International	520,600	20,771,940	0.79
PG&E Corp.	570,847	21,378,220	0.81
Progress Energy Inc.	417,562	18,009,449	0.68
Xcel Energy Inc.	688,809	13,769,292	0.52
Other securities[a]		124,101,286	4.70

		253,578,817	9.60

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,269,412	0.20

		5,269,412	0.20

ELECTRONICS
Other securities[a]		18,704,878	0.71

		18,704,878	0.71

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[a]		$5,249,242	0.20%

		5,249,242	0.20

ENTERTAINMENT
Other securities[a]		5,070,632	0.19

		5,070,632	0.19

ENVIRONMENTAL CONTROL
Other securities[a]		7,580,282	0.29

		7,580,282	0.29

FOOD
ConAgra Foods Inc.	723,933	14,087,736	0.53
H.J. Heinz Co.	224,362	11,211,369	0.43
Safeway Inc.	699,880	16,601,154	0.63
Sara Lee Corp.	1,128,632	14,254,622	0.54
Other securities[a]		46,986,036	1.78

		103,140,917	3.91

FOREST PRODUCTS & PAPER
International Paper Co.	683,290	17,888,532	0.68
Weyerhaeuser Co.	337,556	20,449,142	0.77
Other securities[a]		28,978,675	1.10

		67,316,349	2.55

GAS
Sempra Energy	400,010	20,188,505	0.76
Other securities[a]		30,075,554	1.14

		50,264,059	1.90

HAND & MACHINE TOOLS
Other securities[a]		19,994,900	0.76

		19,994,900	0.76

HEALTH CARE - PRODUCTS
Other securities[a]		13,027,601	0.49

		13,027,601	0.49

HEALTH CARE - SERVICES
Other securities[a]		33,951,829	1.28

		33,951,829	1.28

HOLDING COMPANIES - DIVERSIFIED
Leucadia National Corp.	283,992	12,904,596	0.49

		12,904,596	0.49

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$30,793,076	1.17%

		30,793,076	1.17

HOME FURNISHINGS
Other securities[a]		10,325,102	0.39

		10,325,102	0.39

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	245,688	14,092,664	0.53
Other securities[a]		19,997,897	0.76

		34,090,561	1.29

HOUSEWARES
Other securities[a]		7,620,652	0.29

		7,620,652	0.29

INSURANCE
Aon Corp.	443,678	19,947,763	0.76
CIGNA Corp.	385,975	13,115,430	0.50
Lincoln National Corp.	414,331	17,737,510	0.67
Marsh & McLennan Companies Inc.	817,409	25,960,910	0.98
Principal Financial Group Inc.	413,689	17,991,335	0.68
Progressive Corp. (The)	1,082,584	18,836,962	0.71
Unum Group	553,687	13,897,544	0.53
Other securities[a]		169,310,192	6.41

		296,797,646	11.24

INTERNET
Liberty Media Corp. – Liberty Interactive Group Series Ab	949,694	12,260,550	0.47
Other securities[a]		10,445,709	0.39

		22,706,259	0.86

INVESTMENT COMPANIES
Other securities[a]		11,327,626	0.43

		11,327,626	0.43

IRON & STEEL
Other securities[a]		10,188,723	0.39

		10,188,723	0.39

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2008

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$6,685,112	0.25%

		6,685,112	0.25

LODGING
Other securities[a]		6,564,874	0.25

		6,564,874	0.25

MACHINERY
Other securities[a]		14,610,299	0.55

		14,610,299	0.55

MANUFACTURING
Ingersoll-Rand Co. Ltd. Class A	413,338	12,883,745	0.49
Other securities[a]		50,352,254	1.90

		63,235,999	2.39

MEDIA
CBS Corp. Class B	941,472	13,726,662	0.52
Other securities[a]		57,022,704	2.16

		70,749,366	2.68

METAL FABRICATE & HARDWARE
Other securities[a]		6,643,651	0.25

		6,643,651	0.25

MINING
Vulcan Materials Co.[c]	174,992	13,036,904	0.49
Other securities[a]		2,047,919	0.08

		15,084,823	0.57

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,436,723	16,565,416	0.63
Other securities[a]		1,077,757	0.04

		17,643,173	0.67

OFFICE FURNISHINGS
Other securities[a]		1,086,814	0.04

		1,086,814	0.04

OIL & GAS
Noble Energy Inc.	257,672	14,323,986	0.54
Other securities[a]		71,421,371	2.71

		85,745,357	3.25

OIL & GAS SERVICES
Other securities[a]		27,800,272	1.05

		27,800,272	1.05

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$33,459,267	1.27%

		33,459,267	1.27

PHARMACEUTICALS
Forest Laboratories Inc.[b]	444,971	12,583,780	0.48
Other securities[a]		44,126,585	1.67

		56,710,365	2.15

PIPELINES
El Paso Corp.	882,957	11,266,531	0.43
Spectra Energy Corp.	1,011,349	24,070,106	0.91
Other securities[a]		18,205,935	0.69

		53,542,572	2.03

REAL ESTATE
Other securities[a]		5,523,041	0.21

		5,523,041	0.21

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	859,825	11,564,646	0.44
AvalonBay Communities Inc.[c]	123,121	12,117,569	0.46
Boston Properties Inc.	191,269	17,914,255	0.68
Equity Residential	432,227	19,195,201	0.73
HCP Inc.	354,676	14,233,148	0.54
Kimco Realty Corp.	344,836	12,738,242	0.48
ProLogis	414,211	17,094,488	0.65
Public Storage	202,168	20,016,654	0.76
Vornado Realty Trust	217,445	19,776,623	0.75
Other securities[a]		132,646,166	5.01

		277,296,992	10.50

RETAIL
J.C. Penney Co. Inc.	354,109	11,805,994	0.45
Macy’s Inc.	673,789	12,114,726	0.46
Other securities[a]		65,215,244	2.46

		89,135,964	3.37

SAVINGS & LOANS
Other securities[a]		41,096,200	1.56

		41,096,200	1.56

SEMICONDUCTORS
Other securities[a]		27,029,898	1.02

		27,029,898	1.02

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2008

Security	Value	% of Net Assets
SOFTWARE
Other securities[a]	$21,049,580	0.80%

	21,049,580	0.80

TELECOMMUNICATIONS
Other securities[a]	56,748,988	2.15

	56,748,988	2.15

TEXTILES
Other securities[a]	12,045,779	0.46

	12,045,779	0.46

TOYS, GAMES & HOBBIES
Other securities[a]	14,431,541	0.55

	14,431,541	0.55

TRANSPORTATION
Other securities[a]	14,684,730	0.56

	14,684,730	0.56

TRUCKING & LEASING
Other securities[a]	2,722,653	0.10

	2,722,653	0.10

WATER
Other securities[a]	5,987,201	0.23

	5,987,201	0.23

TOTAL COMMON STOCKS
(Cost: $3,335,635,515)	2,632,481,957	99.69

RIGHTS

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]	135	0.00

	135	0.00

TOTAL RIGHTS (Cost: $193)	135	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Treasury Money
Market Fund,
Institutional Shares
0.47%[d,e]	3,542,828	$3,542,828	0.14%
BGI Cash Premier
Fund LLC
2.67%[d,e,f]	192,307,784	192,307,784	7.28

		195,850,612	7.42

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,850,612)		195,850,612	7.42

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,531,486,320)		2,828,332,704	107.11

Other Assets, Less Liabilities		(187,761,465)	(7.11)

NET ASSETS		$2,640,571,239	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2008

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,463,404,255	$569,247,385	$546,497,333	$365,534,237
Affiliated issuers (Note 2)	46,828,359	5,802,748	6,136,016	15,678,754

Total cost of investments	$3,510,232,614	$575,050,133	$552,633,349	$381,212,991

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$2,787,056,691	$492,547,353	$409,685,706	$265,846,197
Affiliated issuers (Note 2)	46,828,359	5,802,748	6,136,016	15,678,754

Total fair value of investments	2,833,885,050	498,350,101	415,821,722	281,524,951
Receivables:
Investment securities sold	1,639,595	183,694	1,110,648	5,007
Due from custodian (Note 4)	1,551	1,254	–	5,235
Dividends and interest	3,995,933	460,536	891,247	331,502
Capital shares sold	112,641	–	–	68,137

Total Assets	2,839,634,770	498,995,585	417,823,617	281,934,832

LIABILITIES
Payables:
Investment securities purchased	1,364,620	287,913	172,985	5,235
Collateral for securities on loan (Note 5)	44,272,481	5,315,327	5,765,484	15,411,874
Capital shares redeemed	34,677	–	961,717	–
Investment advisory fees (Note 2)	477,293	104,356	99,897	133,876

Total Liabilities	46,149,071	5,707,596	7,000,083	15,550,985

NET ASSETS	$2,793,485,699	$493,287,989	$410,823,534	$266,383,847

Net assets consist of:
Paid-in capital	$3,564,179,895	$603,096,583	$581,955,425	$365,477,074
Undistributed net investment income	1,245,933	60,215	296,751	110,825
Undistributed net realized gain (accumulated net realized loss)	(95,592,565)	(33,168,777)	(34,617,015)	483,988
Net unrealized depreciation	(676,347,564)	(76,700,032)	(136,811,627)	(99,688,040)

NET ASSETS	$2,793,485,699	$493,287,989	$410,823,534	$266,383,847

Shares outstanding[b]	41,200,000	12,550,000	4,900,000	6,000,000

Net asset value per share	$67.80	$39.31	$83.84	$44.40

[a]	Securities on loan with market values of $42,563,741, $5,178,721, $5,412,488 and $13,885,099, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2008

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund		Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,783,868,326	$3,197,281,129		$3,335,635,708
Affiliated issuers (Note 2)	273,176,441	211,178,155		195,850,612

Total cost of investments	$5,057,044,767	$3,408,459,284		$3,531,486,320

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$4,101,445,381	$2,594,140,128		$2,632,482,092
Affiliated issuers (Note 2)	273,176,441	211,178,155		195,850,612

Total fair value of investments	4,374,621,822	2,805,318,283		2,828,332,704
Receivables:
Investment securities sold	6,583,405	3,063,196		5,776,072
Dividends and interest	5,849,933	2,032,206		6,047,691
Capital shares sold	144,240	22,548		160,996

Total Assets	4,387,199,400	2,810,436,233		2,840,317,463

LIABILITIES
Payables:
Investment securities purchased	5,669,478	3,818,687		6,815,824
Collateral for securities on loan (Note 5)	268,661,496	210,269,266		192,307,784
Capital shares redeemed	–	7,636		46,953
Investment advisory fees (Note 2)	654,894	570,852		575,663

Total Liabilities	274,985,868	214,666,441		199,746,224

NET ASSETS	$4,112,213,532	$2,595,769,792		$2,640,571,239

Net assets consist of:
Paid-in capital	$4,838,579,191	$3,282,737,779		$3,487,748,273
Undistributed net investment income	3,018,216	626,237		3,053,617
Accumulated net realized loss	(46,960,930)	(84,453,223)		(147,077,035)
Net unrealized depreciation	(682,422,945)	(603,141,001)		(703,153,616)

NET ASSETS	$4,112,213,532	$2,595,769,792		$2,640,571,239

Shares outstanding[b]	49,600,000	59,850,000	[c]	67,300,000	[d]

Net asset value per share	$82.91	$43.37	[c]	$39.24	[d]

[a]	Securities on loan with market values of $256,929,195, $205,191,424 and $179,550,716, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$28,392,539	$2,621,565	$8,025,408	$1,802,133
Interest from affiliated issuers (Note 2)	45,522	6,227	9,345	5,380
Securities lending income from affiliated issuers (Note 2)	441,453	46,869	97,897	226,113

Total investment income	28,879,514	2,674,661	8,132,650	2,033,626

EXPENSES
Investment advisory fees (Note 2)	2,837,679	522,081	711,004	817,726

Total expenses	2,837,679	522,081	711,004	817,726

Net investment income	26,041,835	2,152,580	7,421,646	1,215,900

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(59,962,386)	(20,891,016)	(41,091,462)	(13,826,002)
In-kind redemptions	47,829,014	6,501,744	13,247,650	23,966,282

Net realized gain (loss)	(12,133,372)	(14,389,272)	(27,843,812)	10,140,280

Net change in unrealized appreciation (depreciation)	(329,582,432)	(48,424,586)	(38,110,446)	(19,906,776)

Net realized and unrealized loss	(341,715,804)	(62,813,858)	(65,954,258)	(9,766,496)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(315,673,969)	$(60,661,278)	$(58,532,612)	$(8,550,596)

[a]	Net of foreign withholding tax of $1,187, $–, $513 and $105, respectively.

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2008

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$30,735,717	$14,055,493	$35,629,897
Interest from affiliated issuers (Note 2)	48,907	30,876	41,315
Securities lending income from affiliated issuers (Note 2)	1,550,805	898,617	1,518,357

Total investment income	32,335,429	14,984,986	37,189,569

EXPENSES
Investment advisory fees (Note 2)	3,721,732	3,653,340	3,694,868

Total expenses	3,721,732	3,653,340	3,694,868

Net investment income	28,613,697	11,331,646	33,494,701

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(141,760,827)	(107,921,680)	(251,299,460)
In-kind redemptions	158,529,470	83,958,330	150,925,729

Net realized gain (loss)	16,768,643	(23,963,350)	(100,373,731)

Net change in unrealized appreciation (depreciation)	(518,912,830)	(407,841,652)	(158,872,943)

Net realized and unrealized loss	(502,144,187)	(431,805,002)	(259,246,674)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(473,530,490)	$(420,473,356)	$(225,751,973)

[a]	Net of foreign withholding tax of $4,460, $– and $8,199, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,041,835	$48,593,827	$2,152,580	$2,950,365
Net realized gain (loss)	(12,133,372)	344,160,437	(14,389,272)	26,813,934
Net change in unrealized appreciation (depreciation)	(329,582,432)	(562,322,863)	(48,424,586)	(46,407,188)

Net decrease in net assets resulting from operations	(315,673,969)	(169,568,599)	(60,661,278)	(16,642,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,147,755)	(49,220,971)	(2,110,269)	(3,047,842)

Total distributions to shareholders	(25,147,755)	(49,220,971)	(2,110,269)	(3,047,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	679,291,511	1,529,667,869	261,277,114	208,294,185
Cost of shares redeemed	(263,686,453)	(1,520,828,411)	(34,582,953)	(124,507,396)

Net increase in net assets from capital share transactions	415,605,058	8,839,458	226,694,161	83,786,789

INCREASE (DECREASE) IN NET ASSETS	74,783,334	(209,950,112)	163,922,614	64,096,058

NET ASSETS
Beginning of period	2,718,702,365	2,928,652,477	329,365,375	265,269,317

End of period	$2,793,485,699	$2,718,702,365	$493,287,989	$329,365,375

Undistributed net investment income included in net assets at end of period	$1,245,933	$351,853	$60,215	$17,904

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	18,200,000	5,900,000	4,250,000
Shares redeemed	(3,450,000)	(18,000,000)	(800,000)	(2,650,000)

Net increase in shares outstanding	5,550,000	200,000	5,100,000	1,600,000

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,421,646	$15,720,241	$1,215,900	$2,069,188
Net realized gain (loss)	(27,843,812)	81,121,028	10,140,280	13,265,856
Net change in unrealized appreciation (depreciation)	(38,110,446)	(172,639,417)	(19,906,776)	(81,341,397)

Net decrease in net assets resulting from operations	(58,532,612)	(75,798,148)	(8,550,596)	(66,006,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,267,609)	(15,592,047)	(1,233,178)	(1,952,124)
Return of capital	–	–	–	(31,565)

Total distributions to shareholders	(7,267,609)	(15,592,047)	(1,233,178)	(1,983,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	121,043,981	487,345,625	428,595,190	353,663,015
Cost of shares redeemed	(217,054,492)	(517,920,607)	(324,754,088)	(369,438,322)

Net increase (decrease) in net assets from capital share transactions	(96,010,511)	(30,574,982)	103,841,102	(15,775,307)

INCREASE (DECREASE) IN NET ASSETS	(161,810,732)	(121,965,177)	94,057,328	(83,765,349)

NET ASSETS
Beginning of period	572,634,266	694,599,443	172,326,519	256,091,868

End of period	$410,823,534	$572,634,266	$266,383,847	$172,326,519

Undistributed net investment income included in net assets at end of period	$296,751	$142,714	$110,825	$128,103

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	4,550,000	9,100,000	6,350,000
Shares redeemed	(2,450,000)	(4,900,000)	(6,800,000)	(7,000,000)

Net increase (decrease) in shares outstanding	(1,150,000)	(350,000)	2,300,000	(650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,613,697	$46,647,652	$11,331,646	$17,922,916
Net realized gain (loss)	16,768,643	222,263,123	(23,963,350)	212,598,339
Net change in unrealized appreciation (depreciation)	(518,912,830)	(637,726,221)	(407,841,652)	(454,037,733)

Net decrease in net assets resulting from operations	(473,530,490)	(368,815,446)	(420,473,356)	(223,516,478)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,446,339)	(46,098,726)	(11,111,302)	(17,570,273)
Return of capital	–	(212,703)	–	(234,922)

Total distributions to shareholders	(26,446,339)	(46,311,429)	(11,111,302)	(17,805,195)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,654,859,819	1,327,336,336	692,574,449	2,089,176,910
Cost of shares redeemed	(394,302,583)	(890,952,917)	(368,507,647)	(962,499,043)

Net increase in net assets from capital share transactions	1,260,557,236	436,383,419	324,066,802	1,126,677,867

INCREASE (DECREASE) IN NET ASSETS	760,580,407	21,256,544	(107,517,856)	885,356,194

NET ASSETS
Beginning of period	3,351,633,125	3,330,376,581	2,703,287,648	1,817,931,454

End of period	$4,112,213,532	$3,351,633,125	$2,595,769,792	$2,703,287,648

Undistributed net investment income included in net assets at end of period	$3,018,216	$850,858	$626,237	$405,893

SHARES ISSUED AND REDEEMED
Shares sold	17,800,000	12,450,000	13,450,000	37,200,000
Shares redeemed	(4,100,000)	(8,600,000)	(7,000,000)	(17,800,000)

Net increase in shares outstanding	13,700,000	3,850,000	6,450,000	19,400,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2008[a] (Unaudited)	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,494,701	$63,755,190
Net realized gain (loss)	(100,373,731)	390,218,090
Net change in unrealized appreciation (depreciation)	(158,872,943)	(951,336,536)

Net decrease in net assets resulting from operations	(225,751,973)	(497,363,256)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,089,422)	(63,174,389)
Return of capital	–	(469,989)

Total distributions to shareholders	(31,089,422)	(63,644,378)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,428,540,687	2,714,566,600
Cost of shares redeemed	(1,187,074,680)	(2,906,856,326)

Net increase (decrease) in net assets from capital share transactions	241,466,007	(192,289,726)

DECREASE IN NET ASSETS	(15,375,388)	(753,297,360)

NET ASSETS
Beginning of period	2,655,946,627	3,409,243,987

End of period	$2,640,571,239	$2,655,946,627

Undistributed net investment income included in net assets at end of period	$3,053,617	$648,338

SHARES ISSUED AND REDEEMED
Shares sold	32,350,000	54,150,000
Shares redeemed	(27,000,000)	(59,100,000)

Net increase (decrease) in shares outstanding	5,350,000	(4,950,000)

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$76.26	$82.61	$75.57	$67.26	$64.13	$47.25

Income from investment operations:
Net investment income	0.70 [a]	1.39 [a]	1.31 [a]	1.16	1.17	0.90
Net realized and unrealized gain (loss)[b]	(8.51)	(6.35)	7.00	8.26	3.26	16.90

Total from investment operations	(7.81)	(4.96)	8.31	9.42	4.43	17.80

Less distributions from:
Net investment income	(0.65)	(1.39)	(1.27)	(1.11)	(1.12)	(0.92)
Return of capital	–	–	–	–	(0.18)	(0.00)[c]

Total distributions	(0.65)	(1.39)	(1.27)	(1.11)	(1.30)	(0.92)

Net asset value, end of period	$67.80	$76.26	$82.61	$75.57	$67.26	$64.13

Total return	(10.28)%[d]	(6.15)%	11.10%	14.10%	6.95%	37.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,793,486	$2,718,702	$2,928,652	$2,180,115	$1,957,315	$1,417,348
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.84%	1.64%	1.68%	1.62%	1.81%	1.54%
Portfolio turnover rate[f]	3%	8%	6%	5%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$44.21	$45.35	$43.06	$38.01	$38.13	$28.70

Income from investment operations:
Net investment income	0.23 [a]	0.43 [a]	0.42 [a]	0.32	0.42	0.25
Net realized and unrealized gain (loss)[b]	(4.93)	(1.14)	2.26	5.04	(0.07)	9.44

Total from investment operations	(4.70)	(0.71)	2.68	5.36	0.35	9.69

Less distributions from:
Net investment income	(0.20)	(0.43)	(0.39)	(0.31)	(0.41)	(0.26)
Return of capital	–	–	–	–	(0.06)	–

Total distributions	(0.20)	(0.43)	(0.39)	(0.31)	(0.47)	(0.26)

Net asset value, end of period	$39.31	$44.21	$45.35	$43.06	$38.01	$38.13

Total return	(10.66)%[c]	(1.64)%	6.27%	14.13%	0.91%	33.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$493,288	$329,365	$265,269	$226,058	$129,224	$114,404
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.03%	0.90%	0.97%	0.86%	1.12%	0.78%
Portfolio turnover rate[e]	15%	18%	17%	20%	16%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$94.65	$108.53	$95.62	$85.66	$77.89	$55.99

Income from investment operations:
Net investment income	1.22 [a]	2.47 [a]	2.29 [a]	1.91	1.81	1.43
Net realized and unrealized gain (loss)[b]	(10.83)	(13.89)	12.82	9.93	7.92	21.94

Total from investment operations	(9.61)	(11.42)	15.11	11.84	9.73	23.37

Less distributions from:
Net investment income	(1.20)	(2.46)	(2.16)	(1.85)	(1.96)	(1.47)
Return of capital	–	–	(0.04)	(0.03)	–	–

Total distributions	(1.20)	(2.46)	(2.20)	(1.88)	(1.96)	(1.47)

Net asset value, end of period	$83.84	$94.65	$108.53	$95.62	$85.66	$77.89

Total return	(10.19)%[c]	(10.75)%	15.95%	13.95%	12.61%	42.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$410,824	$572,634	$694,599	$439,866	$364,051	$225,872
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.61%	2.31%	2.23%	2.26%	2.33%	2.19%
Portfolio turnover rate[e]	19%	17%	14%	7%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$46.57	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.21 [b]	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	(2.15)	(12.31)	0.41	8.47

Total from investment operations	(1.94)	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.23)	(0.39)	(0.30)	(0.12)
Return of capital	–	(0.01)	(0.04)	–

Total distributions	(0.23)	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$44.40	$46.57	$58.87	$58.50

Total return	(4.17)%[d]	(20.32)%	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$266,384	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.89%	0.75%	0.53%	0.56%
Portfolio turnover rate[f]	22%	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2008 (Unaudited)	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of period	$93.36	$103.91	$94.47	$78.85	$70.20	$47.26

Income from investment operations:
Net investment income	0.74 [a]	1.30 [a]	1.35 [a]	1.20	0.98	0.77
Net realized and unrealized gain (loss)[b]	(10.56)	(10.58)	9.46	15.60	8.69	22.98

Total from investment operations	(9.82)	(9.28)	10.81	16.80	9.67	23.75

Less distributions from:
Net investment income	(0.63)	(1.26)	(1.28)	(1.13)	(0.97)	(0.79)
Return of capital	–	(0.01)	(0.09)	(0.05)	(0.05)	(0.02)

Total distributions	(0.63)	(1.27)	(1.37)	(1.18)	(1.02)	(0.81)

Net asset value, end of period	$82.91	$93.36	$103.91	$94.47	$78.85	$70.20

Total return	(10.57)%[c]	(9.05)%	11.56%	21.42%	13.85%	50.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,112,214	$3,351,633	$3,330,377	$2,196,368	$1,202,454	$593,199
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.54%	1.25%	1.40%	1.49%	1.48%	1.39%
Portfolio turnover rate[e]	11%	15%	19%	9%	15%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]

Net asset value, beginning of period	$50.62	$53.47	$50.51	$41.48	$38.55	$25.89

Income from investment operations:
Net investment income	0.20 [b]	0.36 [b]	0.37 [b]	0.27	0.14	0.08
Net realized and unrealized gain (loss)[c]	(7.26)	(2.86)	2.97	9.02	2.94	12.66

Total from investment operations	(7.06)	(2.50)	3.34	9.29	3.08	12.74

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.38)	(0.26)	(0.15)	(0.08)
Return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.19)	(0.35)	(0.38)	(0.26)	(0.15)	(0.08)

Net asset value, end of period	$43.37	$50.62	$53.47	$50.51	$41.48	$38.55

Total return	(14.00)%[d]	(4.74)%	6.66%	22.44%	8.01%	49.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,595,770	$2,703,288	$1,817,931	$1,581,016	$842,049	$493,380
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.78%	0.64%	0.73%	0.64%	0.38%	0.27%
Portfolio turnover rate[f]	27%	25%	30%	14%	27%	10%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2008[a] (Unaudited)	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]

Net asset value, beginning of period	$42.87	$50.96	$44.48	$37.72	$32.55	$21.92

Income from investment operations:
Net investment income	0.50 [b]	0.93 [b]	0.96 [b]	0.82	0.66	0.50
Net realized and unrealized gain (loss)[c]	(3.66)	(8.07)	6.48	6.74	5.17	10.64

Total from investment operations	(3.16)	(7.14)	7.44	7.56	5.83	11.14

Less distributions from:
Net investment income	(0.47)	(0.94)	(0.88)	(0.77)	(0.66)	(0.50)
Return of capital	–	(0.01)	(0.08)	(0.03)	–	(0.01)

Total distributions	(0.47)	(0.95)	(0.96)	(0.80)	(0.66)	(0.51)

Net asset value, end of period	$39.24	$42.87	$50.96	$44.48	$37.72	$32.55

Total return	(7.41)%[d]	(14.22)%	16.91%	20.19%	18.07%	51.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,640,571	$2,655,947	$3,409,244	$2,074,923	$1,148,612	$400,383
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.27%	1.89%	2.05%	2.18%	2.20%	2.05%
Portfolio turnover rate[f]	30%	22%	25%	11%	20%	10%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2008:

Investments in Securities
iShares Index Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total Fair Value
Russell 3000	$2,833,871,436	$–	$13,614		$2,833,885,050
Russell 3000 Growth	498,345,451	–	4,650		498,350,101
Russell 3000 Value	415,821,431	–	291		415,821,722
Russell Microcap	281,451,540	–	73,411		281,524,951
Russell Midcap	4,374,621,822	–	0	[a]	4,374,621,822
Russell Midcap Growth	2,805,318,283	–	0	[a]	2,805,318,283
Russell Midcap Value	2,828,332,704	–	0	[a]	2,828,332,704

[a]	Rounds to less than $1.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2008:

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell 3000	$2		$–	$8,715	$4,897	$–	$13,614	$8,718
Russell 3000 Growth	0	[a]	–	2,623	2,027	–	4,650	2,626
Russell 3000 Value	0	[a]	–	185	106	–	291	188

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell Microcap	$4,218		$–	$66,548	$2,645	$–	$73,411		$69,112
Russell Midcap	0	[a]	–	–	–	–	0	[a]	–
Russell Midcap Growth	0	[a]	–	–	–	–	0	[a]	–
Russell Midcap Value	0	[a]	–	–	–	–	0	[a]	–

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2008.

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Russell 3000	$14,803,175	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$40,914,597
Russell 3000 Growth	3,437,514	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	16,467,222

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Russell 3000 Value	$–	$342,926	$144,266	$–	$309,470	$290,191	$467,125	$1,553,978
Russell Microcap	–	–	–	–	83,822	758,530	4,726,853	5,569,205
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	9,494,772	14,580,111
Russell Growth	–	686,773	2,148,153	–	17,096,686	–	3,965,198	23,896,810
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	13,253,157	15,974,056

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 3000	$3,567,808,153	$22,636,054	$(756,559,157)	$(733,923,103)
Russell 3000 Growth	582,962,120	594,672	(85,206,691)	(84,612,019)
Russell 3000 Value	559,469,350	–	(143,647,628)	(143,647,628)
Russell Microcap	384,378,629	2,327,297	(105,180,975)	(102,853,678)
Russell Midcap	5,190,204,060	14,678,630	(830,260,868)	(815,582,238)
Russell Midcap Growth	3,441,724,399	35,029,289	(671,435,405)	(636,406,116)
Russell Midcap Value	3,580,431,465	8,122,174	(760,220,935)	(752,098,761)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of September 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$441,453
Russell 3000 Growth	46,869
Russell 3000 Value	97,897
Russell Microcap	226,113
Russell Midcap	1,550,805
Russell Midcap Growth	898,617
Russell Midcap Value	1,518,357

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended September 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$101,850,482	$86,826,106
Russell 3000 Growth	65,629,596	63,327,810
Russell 3000 Value	104,541,776	101,698,647
Russell Microcap	60,235,645	56,456,609
Russell Midcap	479,790,799	412,091,395
Russell Midcap Growth	831,130,297	778,490,777
Russell Midcap Value	909,927,754	866,697,769

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$677,461,214	$262,270,259
Russell 3000 Growth	260,613,970	34,456,510
Russell 3000 Value	120,598,705	216,290,231
Russell Microcap	426,702,095	322,621,096
Russell Midcap	1,650,778,932	398,876,228
Russell Midcap Growth	691,522,888	367,418,440
Russell Midcap Value	1,424,783,088	1,186,993,644
4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for the iShares Russell Midcap Growth Index Fund and a three-for-one stock split for the iShares Russell Midcap Value Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two and three, respectively, while decreasing the net asset value per share by the same factors, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than, or not appreciably higher than, the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares Russell 3000 Index Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the iShares Russell 3000 Index Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Notes:

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0043 1108

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-36-0908

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of Investments not included as part of the report to shareholders filed under Item 1 of this Form are below.

(b) Not applicable.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.29%
Harte-Hanks Inc.	192,742	$1,998,735
Lamar Advertising Co. Class A(a)(b)	383,630	11,850,331

		13,849,066
AEROSPACE & DEFENSE – 0.84%
Alliant Techsystems Inc.(a)(b)	166,632	15,653,410
BE Aerospace Inc.(a)	501,639	7,940,945
DRS Technologies Inc.	209,682	16,093,093

		39,687,448
AGRICULTURE – 0.13%
Universal Corp.	128,584	6,312,189

		6,312,189
AIRLINES – 0.21%
AirTran Holdings Inc.(a)(b)	590,298	1,434,424
Alaska Air Group Inc.(a)	182,504	3,721,257
JetBlue Airways Corp.(a)(b)	924,015	4,573,874

		9,729,555
APPAREL – 0.97%
Guess? Inc.	304,741	10,601,939
Hanesbrands Inc.(a)	474,466	10,319,635
Phillips-Van Heusen Corp.	260,139	9,861,869
Timberland Co. Class A(a)	238,900	4,149,693
Warnaco Group Inc. (The)(a)(b)	232,952	10,550,396

		45,483,532
AUTO MANUFACTURERS – 0.10%
Oshkosh Corp.	376,498	4,954,714

		4,954,714
AUTO PARTS & EQUIPMENT – 0.65%
ArvinMeritor Inc.	372,613	4,858,873
BorgWarner Inc.	587,988	19,268,367
Lear Corp.(a)	390,570	4,100,985
Modine Manufacturing Co.	164,177	2,377,283

		30,605,508
BANKS – 3.52%
Associated Banc-Corp.(b)	645,234	12,872,418
BancorpSouth Inc.	362,727	10,203,510
Bank of Hawaii Corp.	241,659	12,916,674
Cathay General Bancorp(b)	250,854	5,970,325
City National Corp.	203,319	11,040,222
Colonial BancGroup Inc. (The)(b)	1,022,212	8,034,586
Commerce Bancshares Inc.	316,939	14,705,970
Cullen/Frost Bankers Inc.	298,885	17,933,100
FirstMerit Corp.	409,132	8,591,772

PacWest Bancorp	123,506	3,531,037
SVB Financial Group(a)(b)	164,443	9,524,539
Synovus Financial Corp.(b)	1,419,004	14,686,691
TCF Financial Corp.	583,546	10,503,828
Webster Financial Corp.	265,544	6,704,986
Westamerica Bancorporation(b)	146,509	8,428,663
Wilmington Trust Corp.(b)	340,722	9,823,015

		165,471,336
BEVERAGES – 0.37%
Hansen Natural Corp.(a)(b)	373,765	11,306,391
PepsiAmericas Inc.	289,495	5,998,336

		17,304,727
BIOTECHNOLOGY – 1.49%
Affymetrix Inc.(a)(b)	355,994	2,755,394
Charles River Laboratories International Inc.(a)(b)	343,115	19,053,176
Invitrogen Corp.(a)(b)	466,993	17,652,335
PDL BioPharma Inc.	603,198	5,615,773
Vertex Pharmaceuticals Inc.(a)	753,879	25,058,938

		70,135,616
BUILDING MATERIALS – 0.50%
Martin Marietta Materials Inc.(b)	209,284	23,435,622

		23,435,622
CHEMICALS – 3.33%
Airgas Inc.	417,134	20,710,703
Albemarle Corp.	462,271	14,256,438
Cabot Corp.	324,941	10,326,625
Chemtura Corp.	1,225,557	5,588,540
Cytec Industries Inc.	240,737	9,367,077
Ferro Corp.	220,908	4,440,251
FMC Corp.	378,408	19,446,387
Lubrizol Corp.	342,341	14,768,591
Minerals Technologies Inc.	95,553	5,672,026
Olin Corp.	381,549	7,402,051
RPM International Inc.	658,503	12,735,448
Sensient Technologies Corp.	244,512	6,878,123
Terra Industries Inc.	464,619	13,659,799
Valspar Corp. (The)	504,887	11,253,931

		156,505,990
COAL – 0.71%
Arch Coal Inc.	730,312	24,019,962
Patriot Coal Corp.(a)(b)	320,783	9,318,746

		33,338,708
COMMERCIAL SERVICES – 5.58%
Alliance Data Systems Corp.(a)	340,336	21,570,496
Avis Budget Group Inc.(a)	512,511	2,941,813
Career Education Corp.(a)(b)	371,446	6,073,142
Corinthian Colleges Inc.(a)(b)	432,682	6,490,230
Corporate Executive Board Co. (The)	172,483	5,390,094
Corrections Corp. of America(a)	634,054	15,756,242
Deluxe Corp.	261,553	3,763,748
DeVry Inc.	310,576	15,385,935
Gartner Inc.(a)	299,144	6,784,586
ITT Educational Services Inc.(a)	159,155	12,877,231
Kelly Services Inc. Class A	138,721	2,642,635
Korn/Ferry International(a)	240,947	4,293,676
Lender Processing Services Inc.	422,109	12,882,767
Manpower Inc.	401,692	17,337,027

MPS Group Inc.(a)	471,435	4,752,065
Navigant Consulting Inc.(a)	234,741	4,668,998
Pharmaceutical Product Development Inc.	602,532	24,914,698
Quanta Services Inc.(a)(b)	887,395	23,968,539
Rent-A-Center Inc.(a)	337,779	7,525,716
Rollins Inc.	209,923	3,984,339
SAIC Inc.(a)	973,702	19,697,991
Service Corp. International	1,301,160	10,877,698
Sotheby’s Holdings Inc. Class A	341,063	6,841,724
Strayer Education Inc.	72,222	14,463,178
United Rentals Inc.(a)(b)	300,088	4,573,341
Valassis Communications Inc.(a)	244,181	2,114,607

		262,572,516
COMPUTERS – 2.67%
Cadence Design Systems Inc.(a)	1,316,955	8,902,616
Diebold Inc.	332,625	11,013,214
DST Systems Inc.(a)(b)	216,391	12,115,732
FactSet Research Systems Inc.	216,147	11,293,681
Imation Corp.	152,875	3,453,446
Jack Henry & Associates Inc.	435,556	8,854,853
Mentor Graphics Corp.(a)	467,329	5,304,184
NCR Corp.(a)	827,633	18,249,308
Palm Inc.(b)	549,199	3,278,718
SRA International Inc. Class A(a)	214,926	4,863,775
Synopsys Inc.(a)	728,662	14,536,807
Western Digital Corp.(a)(b)	1,120,435	23,887,674

		125,754,008
COSMETICS & PERSONAL CARE – 0.25%
Alberto-Culver Co.	428,276	11,666,238

		11,666,238
DISTRIBUTION & WHOLESALE – 0.45%
Ingram Micro Inc. Class A(a)	838,710	13,478,070
Tech Data Corp.(a)	255,344	7,622,018

		21,100,088
DIVERSIFIED FINANCIAL SERVICES – 1.79%
Affiliated Managers Group Inc.(a)	206,590	17,115,981
AmeriCredit Corp.(a)(b)	588,734	5,963,875
Eaton Vance Corp.	587,031	20,681,102
Jefferies Group Inc.	607,519	13,608,426
Raymond James Financial Inc.(b)	485,351	16,006,876
Waddell & Reed Financial Inc. Class A	433,682	10,733,629

		84,109,889
ELECTRIC – 5.23%
Alliant Energy Corp.	558,769	17,997,949
Black Hills Corp.	194,089	6,030,345
DPL Inc.	574,644	14,251,171
Great Plains Energy Inc.	600,865	13,351,220
Hawaiian Electric Industries Inc.	428,698	12,479,399
IDACORP Inc.	229,663	6,680,897
MDU Resources Group Inc.	926,845	26,878,505
Northeast Utilities	786,965	20,185,652
NSTAR	540,354	18,101,859
OGE Energy Corp.	466,683	14,411,171
PNM Resources Inc.	438,119	4,486,339
Puget Energy Inc.	656,056	17,516,695
SCANA Corp.	591,763	23,037,334
Sierra Pacific Resources Corp.	1,184,399	11,346,542
Westar Energy Inc.	547,213	12,607,788

Wisconsin Energy Corp.	591,447	26,555,970

		245,918,836
ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
AMETEK Inc.	539,864	22,010,255
Energizer Holdings Inc.(a)	294,180	23,696,199
Hubbell Inc. Class B	284,325	9,965,591
SunPower Corp. Class B(a)	1,451	100,192

		55,772,237
ELECTRONICS – 2.56%
Amphenol Corp. Class A	215	8,630
Arrow Electronics Inc.(a)	605,149	15,867,007
Avnet Inc.(a)	760,918	18,741,410
FLIR Systems Inc.(a)	704,182	27,054,672
Gentex Corp.	718,180	10,269,974
National Instruments Corp.	286,519	8,609,896
Thomas & Betts Corp.(a)(b)	291,367	11,383,709
Trimble Navigation Ltd.(a)	611,689	15,818,278
Varian Inc.(a)	148,871	6,386,566
Vishay Intertechnology Inc.(a)	943,233	6,244,202

		120,384,344
ENGINEERING & CONSTRUCTION – 1.07%
Dycom Industries Inc.(a)	199,252	2,594,261
Granite Construction Inc.	166,607	5,967,863
KBR Inc.	858,596	13,110,761
Shaw Group Inc. (The)(a)(b)	422,317	12,977,801
URS Corp.(a)	427,033	15,659,300

		50,309,986
ENTERTAINMENT – 0.69%
DreamWorks Animation SKG Inc. Class A(a)	407,070	12,802,351
International Speedway Corp. Class A	142,927	5,561,290
Macrovision Solutions Corp.(a)	422,456	6,497,373
Scientific Games Corp. Class A(a)(b)	328,407	7,559,929

		32,420,943
ENVIRONMENTAL CONTROL – 1.16%
Mine Safety Appliances Co.	150,305	5,729,627
Republic Services Inc.	782,546	23,460,729
Stericycle Inc.(a)	432,028	25,450,769

		54,641,125
FOOD – 1.66%
Corn Products International Inc.	376,725	12,160,683
Hormel Foods Corp.	354,679	12,867,754
J.M. Smucker Co. (The)	277,359	14,059,328
Ralcorp Holdings Inc.(a)	284,353	19,168,236
Ruddick Corp.	197,976	6,424,321
Smithfield Foods Inc.(a)(b)	591,042	9,385,747
Tootsie Roll Industries Inc.(b)	131,358	3,797,560

		77,863,629
FOREST PRODUCTS & PAPER – 0.86%
Louisiana-Pacific Corp.	461,363	4,290,676
Potlatch Corp.	199,884	9,272,619
Rayonier Inc.(b)	397,774	18,834,599
Temple-Inland Inc.	538,211	8,213,100

		40,610,994
GAS – 1.02%
AGL Resources Inc.	387,914	12,172,741

Energen Corp.	362,680	16,422,150
Vectren Corp.	409,722	11,410,758
WGL Holdings Inc.	252,591	8,196,578

		48,202,227
HAND & MACHINE TOOLS – 0.52%
Kennametal Inc.	387,517	10,509,461
Lincoln Electric Holdings Inc.	216,760	13,939,836

		24,449,297
HEALTH CARE - PRODUCTS – 4.50%
Advanced Medical Optics Inc.(a)(b)	264,269	4,698,703
Beckman Coulter Inc.	314,705	22,340,908
DENTSPLY International Inc.	752,015	28,230,643
Edwards Lifesciences Corp.(a)	284,375	16,425,500
Gen-Probe Inc.(a)	274,101	14,541,058
Henry Schein Inc.(a)	452,122	24,342,248
Hill-Rom Holdings Inc.(b)	315,934	9,575,960
Hologic Inc.(a)	1,296,306	25,057,595
IDEXX Laboratories Inc.(a)(b)	300,625	16,474,250
Kinetic Concepts Inc.(a)(b)	286,350	8,186,746
ResMed Inc.(a)(b)	382,207	16,434,901
Steris Corp.	298,878	11,231,835
TECHNE Corp.(a)	195,512	14,100,325

		211,640,672
HEALTH CARE - SERVICES – 2.58%
Apria Healthcare Group Inc.(a)	222,582	4,059,896
Community Health Systems Inc.(a)	485,072	14,217,460
Covance Inc.(a)	318,829	28,187,672
Health Management Associates Inc. Class A(a)(b)	1,236,506	5,143,865
Health Net Inc.(a)	543,035	12,815,626
Kindred Healthcare Inc.(a)	151,583	4,179,143
LifePoint Hospitals Inc.(a)(b)	269,357	8,657,134
Lincare Holdings Inc.(a)(b)	371,422	11,176,088
Psychiatric Solutions Inc.(a)(b)	281,628	10,687,783
Universal Health Services Inc. Class B	257,218	14,411,925
WellCare Health Plans Inc.(a)	211,253	7,605,108

		121,141,700
HOME BUILDERS – 1.09%
Hovnanian Enterprises Inc. Class A(a)(b)	255,720	2,043,203
M.D.C. Holdings Inc.	185,360	6,782,322
NVR Inc.(a)(b)	27,442	15,696,824
Ryland Group Inc.	215,630	5,718,508
Thor Industries Inc.(b)	179,517	4,455,612
Toll Brothers Inc.(a)	659,016	16,626,974

		51,323,443
HOME FURNISHINGS – 0.05%
Furniture Brands International Inc.	210,615	2,215,670

		2,215,670
HOUSEHOLD PRODUCTS & WARES – 0.85%
American Greetings Corp. Class A	247,739	3,787,929
Blyth Inc.	121,934	1,382,732
Church & Dwight Co. Inc.	337,073	20,928,863
Scotts Miracle-Gro Co. (The) Class A	218,670	5,169,359
Tupperware Brands Corp.	314,373	8,686,126

		39,955,009
INSURANCE – 4.49%
American Financial Group Inc.	378,852	11,176,134

Arthur J. Gallagher & Co.	472,057	12,112,983
Brown & Brown Inc.	583,768	12,621,064
Everest Re Group Ltd.	312,074	27,003,763
Fidelity National Financial Inc.	1,069,260	15,718,122
First American Corp.	468,580	13,823,110
Hanover Insurance Group Inc. (The)	257,917	11,740,382
HCC Insurance Holdings Inc.	579,959	15,658,893
Horace Mann Educators Corp.	198,358	2,552,867
Mercury General Corp.	180,066	9,858,613
Old Republic International Corp.	1,166,521	14,873,143
Philadelphia Consolidated Holding Corp.(a)	293,029	17,162,709
PMI Group Inc. (The)(b)	352,904	1,041,067
Protective Life Corp.	353,604	10,081,250
StanCorp Financial Group Inc.	247,381	12,863,812
Unitrin Inc.	250,645	6,251,086
W.R. Berkley Corp.	708,357	16,681,807

		211,220,805
INTERNET – 1.51%
Avocent Corp.(a)	227,232	4,649,167
Digital River Inc.(a)(b)	187,216	6,065,798
F5 Networks Inc.(a)(b)	407,283	9,522,277
McAfee Inc.(a)	765,303	25,989,690
NetFlix Inc.(a)(b)	218,495	6,747,126
Priceline.com Inc.(a)(b)	196,775	13,465,313
ValueClick Inc.(a)	439,546	4,496,556

		70,935,927
INVESTMENT COMPANIES – 0.26%
Apollo Investment Corp.	719,343	12,264,798

		12,264,798
IRON & STEEL – 1.32%
Carpenter Technology Corp.	224,289	5,753,013
Cleveland-Cliffs Inc.	539,831	28,578,653
Reliance Steel & Aluminum Co.	322,367	12,240,275
Steel Dynamics Inc.	902,573	15,424,973

		61,996,914
LEISURE TIME – 0.22%
Callaway Golf Co.	328,920	4,627,904
Life Time Fitness Inc.(a)(b)	176,421	5,516,685

		10,144,589
LODGING – 0.06%
Boyd Gaming Corp.(b)	288,439	2,699,789

		2,699,789
MACHINERY – 2.62%
AGCO Corp.(a)(b)	464,087	19,774,747
Flowserve Corp.	280,646	24,912,945
Graco Inc.	303,863	10,820,561
IDEX Corp.	417,686	12,956,620
Joy Global Inc.	545,218	24,611,141
Nordson Corp.	172,582	8,475,502
Wabtec Corp.	245,061	12,554,475
Zebra Technologies Corp. Class A(a)	329,953	9,189,191

		123,295,182
MANUFACTURING – 3.79%
AptarGroup Inc.	343,352	13,428,497
Brink’s Co. (The)	213,288	13,014,834
Carlisle Companies Inc.	308,416	9,243,228

Crane Co.	244,964	7,277,880
Donaldson Co. Inc.	397,667	16,666,224
Federal Signal Corp.	241,146	3,303,700
Harsco Corp.	426,464	15,860,196
Lancaster Colony Corp.	101,787	3,833,298
Matthews International Corp. Class A	156,185	7,924,827
Pentair Inc.	500,426	17,299,727
Roper Industries Inc.	453,330	25,821,677
SPX Corp.	274,074	21,103,698
Teleflex Inc.	200,726	12,744,094
Trinity Industries Inc.	413,235	10,632,537

		178,154,417
MEDIA – 0.36%
Belo Corp. Class A	444,993	2,652,158
Entercom Communications Corp.	136,748	686,475
John Wiley & Sons Inc. Class A	218,485	8,837,718
Media General Inc. Class A(b)	116,965	1,453,875
Scholastic Corp.	134,035	3,442,019

		17,072,245
METAL FABRICATE & HARDWARE – 0.56%
Commercial Metals Co.	579,460	9,787,079
Timken Co. (The)	429,672	12,181,201
Worthington Industries Inc.	302,320	4,516,661

		26,484,941
OFFICE FURNISHINGS – 0.27%
Herman Miller Inc.	281,705	6,893,321
HNI Corp.(b)	223,693	5,668,381

		12,561,702
OIL & GAS – 4.47%
Bill Barrett Corp.(a)(b)	187,010	6,004,891
Cimarex Energy Co.	420,270	20,555,406
Denbury Resources Inc.(a)	1,249,023	23,781,398
Encore Acquisition Co.(a)	269,800	11,272,244
Forest Oil Corp.(a)(b)	454,134	22,525,046
Frontier Oil Corp.	525,582	9,681,220
Helmerich & Payne Inc.	532,215	22,986,366
Newfield Exploration Co.(a)	668,755	21,393,472
Patterson-UTI Energy Inc.	792,220	15,860,244
Plains Exploration & Production Co.(a)	544,345	19,139,170
Pride International Inc.(a)	875,440	25,921,778
Quicksilver Resources Inc.(a)	572,962	11,247,244

		210,368,479
OIL & GAS SERVICES – 2.00%
Exterran Holdings Inc.(a)(b)	332,790	10,635,968
FMC Technologies Inc.(a)	644,539	30,003,290
Helix Energy Solutions Group Inc.(a)	464,746	11,284,033
Oceaneering International Inc.(a)	278,290	14,838,423
Superior Energy Services Inc.(a)	408,692	12,726,669
Tidewater Inc.	260,745	14,434,843

		93,923,226
PACKAGING & CONTAINERS – 0.82%
Greif Inc. Class A	172,380	11,311,576
Packaging Corp. of America	524,211	12,151,211
Sonoco Products Co.	503,329	14,938,805

		38,401,592

PHARMACEUTICALS – 2.67%
Cephalon Inc.(a)(b)	343,885	26,647,649
Endo Pharmaceuticals Holdings Inc.(a)	608,181	12,163,620
Medicis Pharmaceutical Corp. Class A	286,985	4,278,946
NBTY Inc.(a)	274,894	8,114,871
Omnicare Inc.	525,845	15,128,561
Perrigo Co.	392,824	15,108,011
Sepracor Inc.(a)	550,797	10,085,093
United Therapeutics Corp.(a)	115,383	12,134,830
Valeant Pharmaceuticals International(a)(b)	445,607	9,121,575
VCA Antech Inc.(a)	426,699	12,574,820

		125,357,976
PIPELINES – 1.27%
Equitable Resources Inc.	661,925	24,279,409
National Fuel Gas Co.	412,195	17,386,385
ONEOK Inc.	528,305	18,173,692

		59,839,486
REAL ESTATE – 0.19%
Jones Lang LaSalle Inc.	204,374	8,886,182

		8,886,182
REAL ESTATE INVESTMENT TRUSTS – 6.77%
Alexandria Real Estate Equities Inc.	162,458	18,276,525
AMB Property Corp.(b)	495,819	22,460,601
BRE Properties Inc. Class A(b)	258,262	12,654,838
Camden Property Trust(b)	268,942	12,333,680
Cousins Properties Inc.(b)	160,621	4,052,468
Duke Realty Corp.	743,099	18,265,373
Equity One Inc.	161,631	3,311,819
Essex Property Trust Inc.(b)	129,335	15,304,211
Federal Realty Investment Trust(b)	298,026	25,511,026
Health Care REIT Inc.	515,495	27,439,799
Highwoods Properties Inc.(b)	319,417	11,358,469
Hospitality Properties Trust(b)	474,776	9,742,404
Liberty Property Trust	472,122	17,775,393
Macerich Co. (The)(b)	377,581	24,033,031
Mack-Cali Realty Corp.	332,728	11,269,497
Nationwide Health Properties Inc.	489,569	17,614,693
Realty Income Corp.(b)	512,710	13,125,376
Regency Centers Corp.	353,960	23,605,592
UDR Inc.	647,697	16,937,277
Weingarten Realty Investors	377,891	13,479,372

		318,551,444
RETAIL – 6.73%
Advance Auto Parts Inc.	483,931	19,192,703
Aeropostale Inc.(a)	338,389	10,865,671
American Eagle Outfitters Inc.	1,041,356	15,880,679
AnnTaylor Stores Corp.(a)(b)	288,293	5,950,368
Barnes & Noble Inc.(b)	186,698	4,869,084
BJ’s Wholesale Club Inc.(a)(b)	300,348	11,671,523
Bob Evans Farms Inc.(b)	156,219	4,263,216
Borders Group Inc.	307,858	2,019,548
Brinker International Inc.	513,055	9,178,554
CarMax Inc.(a)(b)	1,114,478	15,602,692
Charming Shoppes Inc.(a)(b)	576,997	2,821,515
Cheesecake Factory Inc. (The)(a)	328,519	4,802,948
Chico’s FAS Inc.(a)(b)	891,647	4,877,309
Chipotle Mexican Grill Inc. Class A(a)(b)	167,083	9,271,436
Coldwater Creek Inc.(a)	240,280	1,391,221
Collective Brands Inc.(a)(b)	323,271	5,919,092
Copart Inc.(a)(b)	330,901	12,574,238

Dick’s Sporting Goods Inc.(a)(b)	429,450	8,408,631
Dollar Tree Inc.(a)	457,424	16,631,937
Foot Locker Inc.	784,113	12,671,266
J. Crew Group Inc.(a)(b)	262,350	7,495,339
MSC Industrial Direct Co. Inc. Class A	229,143	10,556,618
99 Cents Only Stores(a)(b)	237,867	2,609,401
O’Reilly Automotive Inc.(a)	677,779	18,144,144
Pacific Sunwear of California Inc.(a)	333,720	2,245,936
PetSmart Inc.	640,442	15,825,322
Regis Corp.	217,609	5,984,247
Ross Stores Inc.	665,372	24,492,343
Saks Inc.(a)(b)	717,259	6,634,646
Under Armour Inc. Class A(a)(b)	184,382	5,855,972
Urban Outfitters Inc.(a)(b)	575,532	18,342,205
Wendy’s/Arby’s Group Inc. Class A	2,347,510	12,347,903
Williams-Sonoma Inc.	437,661	7,081,355

		316,479,062
SAVINGS & LOANS – 1.17%
Astoria Financial Corp.	407,230	8,441,878
First Niagara Financial Group Inc.	592,387	9,330,095
New York Community Bancorp Inc.(b)	1,738,586	29,190,859
Washington Federal Inc.	444,574	8,202,390

		55,165,222
SEMICONDUCTORS – 1.69%
Atmel Corp.(a)	2,257,636	7,653,386
Cree Inc.(a)(b)	445,768	10,154,595
Cypress Semiconductor Corp.(a)(b)	172	898
Fairchild Semiconductor International Inc. Class A(a)	632,673	5,624,463
Integrated Device Technology Inc.(a)	858,469	6,678,889
International Rectifier Corp.(a)	368,655	7,011,818
Intersil Corp. Class A	625,902	10,377,455
Lam Research Corp.(a)(b)	634,515	19,980,877
Semtech Corp.(a)	312,292	4,359,596
Silicon Laboratories Inc.(a)	241,752	7,421,786

		79,263,763
SOFTWARE – 3.27%
ACI Worldwide Inc.(a)(b)	175,063	3,067,104
Acxiom Corp.	342,124	4,290,235
Advent Software Inc.(a)(b)	84,408	2,973,694
ANSYS Inc.(a)	449,777	17,033,055
Broadridge Financial Solutions Inc.	710,762	10,938,627
Cerner Corp.(a)(b)	343,242	15,322,323
Dun & Bradstreet Corp. (The)	276,041	26,047,229
Fair Isaac Corp.	244,933	5,645,706
Global Payments Inc.	403,638	18,107,201
Metavante Technologies Inc.(a)	453,938	8,742,846
Parametric Technology Corp.(a)	583,709	10,740,246
SEI Investments Co.	678,032	15,052,310
Sybase Inc.(a)	407,172	12,467,607
Wind River Systems Inc.(a)	350,780	3,507,800

		153,935,983
TELECOMMUNICATIONS – 1.95%
ADC Telecommunications Inc.(a)(b)	595,305	5,030,327
ADTRAN Inc.	282,953	5,514,754
Cincinnati Bell Inc.(a)	1,195,628	3,694,491
CommScope Inc.(a)(b)	355,302	12,307,661
Foundry Networks Inc.(a)	744,879	13,564,247
NeuStar Inc. Class A(a)(b)	398,550	7,927,159
Plantronics Inc.	247,587	5,575,659

Polycom Inc.(a)	430,525	9,958,043
RF Micro Devices Inc.(a)(b)	1,328,556	3,879,384
Telephone and Data Systems Inc.	538,506	19,251,589
3Com Corp.(a)	2,049,636	4,775,650

		91,478,964
TEXTILES – 0.41%
Mohawk Industries Inc.(a)(b)	283,802	19,125,417

		19,125,417
TOYS, GAMES & HOBBIES – 0.18%
Marvel Entertainment Inc.(a)	248,179	8,472,831

		8,472,831
TRANSPORTATION – 1.48%
Alexander & Baldwin Inc.	209,222	9,212,045
Con-way Inc.	231,222	10,199,202
J.B. Hunt Transport Services Inc.	413,127	13,786,048
Kansas City Southern Industries Inc.(a)	459,907	20,401,475
Overseas Shipholding Group Inc.	136,731	7,972,785
Werner Enterprises Inc.	216,077	4,691,032
YRC Worldwide Inc.(a)(b)	290,147	3,470,158

		69,732,745
TRUCKING & LEASING – 0.21%
GATX Corp.	246,107	9,738,454

		9,738,454
WATER – 0.26%
Aqua America Inc.(b)	682,335	12,131,916

		12,131,916

TOTAL COMMON STOCKS
(Cost: $5,404,712,826)		4,696,550,913

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.55%

MONEY MARKET FUNDS – 13.55%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	4,207,628	4,207,628
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	632,734,975	632,734,975

		636,942,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,942,603)		636,942,603

TOTAL INVESTMENTS IN SECURITIES – 113.43%
(Cost: $6,041,655,429)		5,333,493,516
Other Assets, Less Liabilities – (13.43)%		(631,579,283)

NET ASSETS – 100.00%		$4,701,914,233

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.27%
Harte-Hanks Inc.	84,715	$878,495
Lamar Advertising Co. Class A(a)(b)	135,619	4,189,271

		5,067,766
AEROSPACE & DEFENSE – 1.09%
Alliant Techsystems Inc.(a)(b)	140,322	13,181,849
BE Aerospace Inc.(a)	117,933	1,866,879
DRS Technologies Inc.	70,616	5,419,778

		20,468,506
AIRLINES – 0.03%
AirTran Holdings Inc.(a)(b)	215,542	523,767

		523,767
APPAREL – 1.54%
Guess? Inc.	256,465	8,922,417
Hanesbrands Inc.(a)	215,640	4,690,170
Phillips-Van Heusen Corp.	78,740	2,985,033
Timberland Co. Class A(a)	200,800	3,487,896
Warnaco Group Inc. (The)(a)	196,034	8,878,380

		28,963,896
AUTO MANUFACTURERS – 0.15%
Oshkosh Corp.	212,009	2,790,038

		2,790,038
AUTO PARTS & EQUIPMENT – 0.50%
BorgWarner Inc.	287,068	9,407,218

		9,407,218
BANKS – 0.74%
Cathay General Bancorp	96,657	2,300,437
Commerce Bancshares Inc.	98,778	4,583,299
SVB Financial Group(a)(b)	66,430	3,847,626
Westamerica Bancorporation	54,246	3,120,772

		13,852,134
BEVERAGES – 0.63%
Hansen Natural Corp.(a)(b)	314,570	9,515,742
PepsiAmericas Inc.	109,474	2,268,301

		11,784,043
BIOTECHNOLOGY – 2.34%
Affymetrix Inc.(a)	298,302	2,308,857
Charles River Laboratories International Inc.(a)(b)	288,866	16,040,729
Invitrogen Corp.(a)(b)	393,068	14,857,970
PDL BioPharma Inc.	315,040	2,933,022
Vertex Pharmaceuticals Inc.(a)	234,809	7,805,051

		43,945,629

BUILDING MATERIALS – 0.53%
Martin Marietta Materials Inc.(b)	88,091	9,864,430

		9,864,430
CHEMICALS – 2.26%
Airgas Inc.	200,174	9,938,639
Albemarle Corp.	245,255	7,563,664
Cytec Industries Inc.	85,094	3,311,008
FMC Corp.	156,075	8,020,694
Minerals Technologies Inc.	36,147	2,145,686
Terra Industries Inc.	391,056	11,497,046

		42,476,737
COAL – 0.75%
Arch Coal Inc.	282,792	9,301,029
Patriot Coal Corp.(a)	164,695	4,784,390

		14,085,419
COMMERCIAL SERVICES – 7.06%
Alliance Data Systems Corp.(a)	286,482	18,157,229
Career Education Corp.(a)(b)	313,005	5,117,632
Corinthian Colleges Inc.(a)(b)	363,660	5,454,900
Corporate Executive Board Co. (The)	144,888	4,527,750
Corrections Corp. of America(a)	304,298	7,561,805
Deluxe Corp.	98,285	1,414,321
DeVry Inc.	146,457	7,255,480
Gartner Inc.(a)	251,951	5,714,249
ITT Educational Services Inc.(a)(b)	133,943	10,837,328
Korn/Ferry International(a)	202,878	3,615,286
Lender Processing Services Inc.	206,073	6,289,348
Navigant Consulting Inc.(a)	197,612	3,930,503
Pharmaceutical Product Development Inc.	507,163	20,971,190
Quanta Services Inc.(a)	201,705	5,448,052
Rollins Inc.	176,135	3,343,042
Service Corp. International	405,243	3,387,831
Sotheby’s Holdings Inc. Class A	286,607	5,749,336
Strayer Education Inc.	60,776	12,171,002
Valassis Communications Inc.(a)	206,165	1,785,389

		132,731,673
COMPUTERS – 3.31%
Cadence Design Systems Inc.(a)	353,693	2,390,965
DST Systems Inc.(a)(b)	182,113	10,196,507
FactSet Research Systems Inc.	181,893	9,503,909
Jack Henry & Associates Inc.	223,600	4,545,788
NCR Corp.(a)	334,404	7,373,608
SRA International Inc. Class A(a)	181,171	4,099,900
Synopsys Inc.(a)	202,507	4,040,015
Western Digital Corp.(a)(b)	943,105	20,106,999

		62,257,691
COSMETICS & PERSONAL CARE – 0.21%
Alberto-Culver Co.	147,806	4,026,235

		4,026,235
DIVERSIFIED FINANCIAL SERVICES – 2.49%
Affiliated Managers Group Inc.(a)	173,901	14,407,698
Eaton Vance Corp.	494,097	17,407,037
Jefferies Group Inc.(b)	245,457	5,498,237
Raymond James Financial Inc.	163,521	5,392,923

Waddell & Reed Financial Inc. Class A	167,917	4,155,946

		46,861,841
ELECTRICAL COMPONENTS & EQUIPMENT – 1.86%
AMETEK Inc.	290,839	11,857,506
Energizer Holdings Inc.(a)	247,613	19,945,227
Hubbell Inc. Class B	88,527	3,102,871

		34,905,604
ELECTRONICS – 3.21%
Avnet Inc.(a)	326,649	8,045,365
FLIR Systems Inc.(a)(b)	592,738	22,772,994
Gentex Corp.	332,460	4,754,178
National Instruments Corp.	118,158	3,550,648
Thomas & Betts Corp.(a)(b)	129,973	5,078,045
Trimble Navigation Ltd.(a)	514,836	13,313,659
Varian Inc.(a)	64,949	2,786,312

		60,301,201
ENGINEERING & CONSTRUCTION – 0.65%
Dycom Industries Inc.(a)	75,311	980,549
Granite Construction Inc.	64,312	2,303,656
KBR Inc.	260,358	3,975,667
Shaw Group Inc. (The)(a)(b)	163,510	5,024,662

		12,284,534
ENTERTAINMENT – 1.37%
DreamWorks Animation SKG Inc. Class A(a)	342,597	10,774,676
International Speedway Corp. Class A	78,281	3,045,914
Macrovision Solutions Corp.(a)	355,092	5,461,315
Scientific Games Corp. Class A(a)(b)	276,707	6,369,795

		25,651,700
ENVIRONMENTAL CONTROL – 1.96%
Mine Safety Appliances Co.	126,481	4,821,456
Republic Services Inc.	355,716	10,664,366
Stericycle Inc.(a)	363,662	21,423,328

		36,909,150
FOOD – 0.91%
Hormel Foods Corp.	140,322	5,090,882
Ralcorp Holdings Inc.(a)	157,974	10,649,027
Tootsie Roll Industries Inc.	45,530	1,316,272

		17,056,181
FOREST PRODUCTS & PAPER – 0.22%
Potlatch Corp.	90,849	4,214,485

		4,214,485
GAS – 0.46%
Energen Corp.	192,349	8,709,563

		8,709,563
HAND & MACHINE TOOLS – 0.53%
Kennametal Inc.	136,990	3,715,169
Lincoln Electric Holdings Inc.	98,528	6,336,336

		10,051,505
HEALTH CARE - PRODUCTS – 7.68%
Advanced Medical Optics Inc.(a)(b)	59,221	1,052,949
Beckman Coulter Inc.	148,342	10,530,799
DENTSPLY International Inc.	405,129	15,208,543
Edwards Lifesciences Corp.(a)	143,663	8,297,975
Gen-Probe Inc.(a)	230,852	12,246,699
Henry Schein Inc.(a)	380,556	20,489,135

Hill-Rom Holdings Inc.	127,755	3,872,254
Hologic Inc.(a)	1,091,171	21,092,335
IDEXX Laboratories Inc.(a)(b)	253,093	13,869,496
Kinetic Concepts Inc.(a)(b)	240,959	6,889,018
ResMed Inc.(a)(b)	321,763	13,835,809
Steris Corp.	135,852	5,105,318
TECHNE Corp.(a)	164,622	11,872,539

		144,362,869
HEALTH CARE - SERVICES – 4.21%
Apria Healthcare Group Inc.(a)	186,828	3,407,743
Community Health Systems Inc.(a)	408,299	11,967,244
Covance Inc.(a)	268,372	23,726,769
Health Net Inc.(a)	260,522	6,148,319
LifePoint Hospitals Inc.(a)(b)	131,513	4,226,828
Lincare Holdings Inc.(a)(b)	312,607	9,406,345
Psychiatric Solutions Inc.(a)(b)	237,018	8,994,833
Universal Health Services Inc. Class B	129,990	7,283,340
WellCare Health Plans Inc.(a)	110,124	3,964,464

		79,125,885
HOME BUILDERS – 1.78%
Hovnanian Enterprises Inc. Class A(a)(b)	119,921	958,169
M.D.C. Holdings Inc.	85,756	3,137,812
NVR Inc.(a)(b)	23,111	13,219,492
Thor Industries Inc.(b)	87,376	2,168,672
Toll Brothers Inc.(a)	554,761	13,996,620

		33,480,765
HOUSEHOLD PRODUCTS & WARES – 1.03%
American Greetings Corp. Class A	118,081	1,805,458
Church & Dwight Co. Inc.	283,716	17,615,926

		19,421,384
INSURANCE – 2.86%
Brown & Brown Inc.	491,319	10,622,317
HCC Insurance Holdings Inc.	332,132	8,967,564
Philadelphia Consolidated Holding Corp.(a)	246,658	14,446,759
StanCorp Financial Group Inc.	110,347	5,738,044
W.R. Berkley Corp.	596,424	14,045,785

		53,820,469
INTERNET – 2.91%
Avocent Corp.(a)	87,344	1,787,058
Digital River Inc.(a)(b)	157,592	5,105,981
F5 Networks Inc.(a)(b)	342,755	8,013,612
McAfee Inc.(a)	644,193	21,876,794
NetFlix Inc.(a)(b)	90,105	2,782,442
Priceline.com Inc.(a)(b)	165,605	11,332,350
ValueClick Inc.(a)	368,828	3,773,110

		54,671,347
IRON & STEEL – 2.47%
Carpenter Technology Corp.	122,866	3,151,513
Cleveland-Cliffs Inc.	454,415	24,056,730
Reliance Steel & Aluminum Co.	165,502	6,284,111
Steel Dynamics Inc.	759,813	12,985,204

		46,477,558
LEISURE TIME – 0.15%
Life Time Fitness Inc.(a)(b)	91,957	2,875,495

		2,875,495

MACHINERY – 3.54%
AGCO Corp.(a)(b)	207,038	8,821,889
Flowserve Corp.	111,056	9,858,441
Graco Inc.	255,736	9,106,759
IDEX Corp.	161,727	5,016,772
Joy Global Inc.	458,946	20,716,822
Nordson Corp.	63,876	3,136,950
Wabtec Corp.	96,948	4,966,646
Zebra Technologies Corp. Class A(a)	177,733	4,949,864

		66,574,143
MANUFACTURING – 3.37%
AptarGroup Inc.	156,054	6,103,272
Brink’s Co. (The)	73,614	4,491,926
Carlisle Companies Inc.	106,541	3,193,034
Crane Co.	78,178	2,322,668
Donaldson Co. Inc.	334,733	14,028,660
Harsco Corp.	157,972	5,874,979
Matthews International Corp. Class A	131,594	6,677,080
Roper Industries Inc.	251,837	14,344,636
SPX Corp.	80,754	6,218,058

		63,254,313
MEDIA – 0.40%
John Wiley & Sons Inc. Class A	183,927	7,439,847

		7,439,847
METAL FABRICATE & HARDWARE – 0.44%
Commercial Metals Co.	487,661	8,236,594

		8,236,594
OFFICE FURNISHINGS – 0.33%
Herman Miller Inc.	168,491	4,122,975
HNI Corp.(b)	82,494	2,090,398

		6,213,373
OIL & GAS – 5.72%
Bill Barrett Corp.(a)	42,189	1,354,689
Cimarex Energy Co.	353,750	17,301,912
Denbury Resources Inc.(a)	1,051,358	20,017,856
Encore Acquisition Co.(a)	227,069	9,486,943
Frontier Oil Corp.	442,334	8,147,792
Helmerich & Payne Inc.	165,772	7,159,693
Newfield Exploration Co.(a)	562,894	18,006,979
Patterson-UTI Energy Inc.	380,199	7,611,584
Plains Exploration & Production Co.(a)	252,006	8,860,531
Quicksilver Resources Inc.(a)(b)	482,213	9,465,841

		107,413,820
OIL & GAS SERVICES – 3.07%
Exterran Holdings Inc.(a)	98,042	3,133,422
FMC Technologies Inc.(a)	542,548	25,255,609
Helix Energy Solutions Group Inc.(a)	391,152	9,497,171
Oceaneering International Inc.(a)	236,409	12,605,328
Superior Energy Services Inc.(a)	230,477	7,177,054

		57,668,584
PACKAGING & CONTAINERS – 0.24%
Greif Inc. Class A	69,640	4,569,777

		4,569,777
PHARMACEUTICALS – 3.60%
Cephalon Inc.(a)	170,791	13,234,595

Endo Pharmaceuticals Holdings Inc.(a)	512,224	10,244,480
Medicis Pharmaceutical Corp. Class A	241,545	3,601,436
NBTY Inc.(a)	231,318	6,828,507
Perrigo Co.	115,733	4,451,091
Sepracor Inc.(a)	463,515	8,486,960
United Therapeutics Corp.(a)	97,146	10,216,845
VCA Antech Inc.(a)	359,362	10,590,398

		67,654,312
PIPELINES – 0.58%
Equitable Resources Inc.	295,320	10,832,338

		10,832,338
REAL ESTATE – 0.40%
Jones Lang LaSalle Inc.	171,969	7,477,212

		7,477,212
RETAIL – 10.00%
Advance Auto Parts Inc.	407,334	16,154,866
Aeropostale Inc.(a)(b)	284,782	9,144,350
American Eagle Outfitters Inc.	876,719	13,369,965
AnnTaylor Stores Corp.(a)(b)	118,789	2,451,805
BJ’s Wholesale Club Inc.(a)	113,755	4,420,519
Brinker International Inc.	254,749	4,557,460
CarMax Inc.(a)(b)	366,014	5,124,196
Cheesecake Factory Inc. (The)(a)	275,693	4,030,632
Chico’s FAS Inc.(a)(b)	751,733	4,111,980
Chipotle Mexican Grill Inc. Class A(a)(b)	140,434	7,792,683
Coldwater Creek Inc.(a)	117,615	680,991
Copart Inc.(a)(b)	278,500	10,583,000
Dick’s Sporting Goods Inc.(a)(b)	227,702	4,458,405
Dollar Tree Inc.(a)	385,046	14,000,273
J. Crew Group Inc.(a)(b)	94,758	2,707,236
MSC Industrial Direct Co. Inc. Class A	123,419	5,685,913
O’Reilly Automotive Inc.(a)	570,471	15,271,509
Pacific Sunwear of California Inc.(a)	278,290	1,872,892
PetSmart Inc.	350,509	8,661,077
Ross Stores Inc.	560,071	20,616,214
Saks Inc.(a)(b)	210,426	1,946,441
Under Armour Inc. Class A(a)(b)	155,132	4,926,992
Urban Outfitters Inc.(a)(b)	484,423	15,438,561
Wendy’s/Arby’s Group Inc. Class A	757,860	3,986,344
Williams-Sonoma Inc.	368,620	5,964,272

		187,958,576
SEMICONDUCTORS – 1.32%
Cree Inc.(a)(b)	375,146	8,545,826
Lam Research Corp.(a)(b)	267,061	8,409,751
Semtech Corp.(a)	119,223	1,664,353
Silicon Laboratories Inc.(a)(b)	203,612	6,250,888

		24,870,818
SOFTWARE – 5.46%
ACI Worldwide Inc.(a)	146,326	2,563,631
Advent Software Inc.(a)	30,205	1,064,122
ANSYS Inc.(a)	378,600	14,337,582
Broadridge Financial Solutions Inc.	311,084	4,787,583
Cerner Corp.(a)(b)	288,994	12,900,692
Dun & Bradstreet Corp. (The)	232,344	21,923,980
Fair Isaac Corp.	206,356	4,756,506
Global Payments Inc.	339,752	15,241,275
Metavante Technologies Inc.(a)	225,408	4,341,358
Parametric Technology Corp.(a)	142,193	2,616,351

SEI Investments Co.	570,950	12,675,090
Sybase Inc.(a)	150,801	4,617,527
Wind River Systems Inc.(a)	77,225	772,250

		102,597,947
TELECOMMUNICATIONS – 1.23%
ADTRAN Inc.	104,120	2,029,299
CommScope Inc.(a)(b)	125,608	4,351,061
Foundry Networks Inc.(a)	282,150	5,137,952
NeuStar Inc. Class A(a)(b)	133,951	2,664,285
Plantronics Inc.	208,356	4,692,177
Polycom Inc.(a)	181,179	4,190,670

		23,065,444
TEXTILES – 0.43%
Mohawk Industries Inc.(a)(b)	119,442	8,049,196

		8,049,196
TOYS, GAMES & HOBBIES – 0.38%
Marvel Entertainment Inc.(a)	208,861	7,130,515

		7,130,515
TRANSPORTATION – 1.07%
J.B. Hunt Transport Services Inc.	226,007	7,541,854
Kansas City Southern Industries Inc.(a)	185,817	8,242,842
Overseas Shipholding Group Inc.	74,804	4,361,821

		20,146,517
WATER – 0.22%
Aqua America Inc.	229,741	4,084,795

		4,084,795

TOTAL COMMON STOCKS
(Cost: $2,200,017,785)		1,878,664,839

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.52%

MONEY MARKET FUNDS – 13.52%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	1,405,809	1,405,809
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	252,607,859	252,607,859

		254,013,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,013,668)		254,013,668

TOTAL INVESTMENTS IN SECURITIES – 113.48%
(Cost: $2,454,031,453)		2,132,678,507
Other Assets, Less Liabilities – (13.48)%		(253,348,465)

NET ASSETS – 100.00%		$1,879,330,042

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.32%
Harte-Hanks Inc.	67,986	$705,015
Lamar Advertising Co. Class A(a)(b)	167,375	5,170,214

		5,875,229
AEROSPACE & DEFENSE – 0.62%
BE Aerospace Inc.(a)	271,686	4,300,789
DRS Technologies Inc.	94,983	7,289,945

		11,590,734
AGRICULTURE – 0.25%
Universal Corp.	96,690	4,746,512

		4,746,512
AIRLINES – 0.37%
AirTran Holdings Inc.(a)(b)	250,770	609,371
Alaska Air Group Inc.(a)	137,971	2,813,229
JetBlue Airways Corp.(a)(b)	699,231	3,461,193

		6,883,793
APPAREL – 0.45%
Hanesbrands Inc.(a)	164,939	3,587,423
Phillips-Van Heusen Corp.	125,235	4,747,659

		8,335,082
AUTO MANUFACTURERS – 0.07%
Oshkosh Corp.	94,811	1,247,713

		1,247,713
AUTO PARTS & EQUIPMENT – 0.79%
ArvinMeritor Inc.	282,113	3,678,754
BorgWarner Inc.	185,789	6,088,306
Lear Corp.(a)	294,154	3,088,617
Modine Manufacturing Co.	122,598	1,775,219

		14,630,896
BANKS – 6.04%
Associated Banc-Corp.(b)	486,355	9,702,782
BancorpSouth Inc.	273,693	7,698,984
Bank of Hawaii Corp.	182,214	9,739,338
Cathay General Bancorp(b)	102,186	2,432,027
City National Corp.	153,345	8,326,633
Colonial BancGroup Inc. (The)(b)	772,030	6,068,156
Commerce Bancshares Inc.	150,836	6,998,790
Cullen/Frost Bankers Inc.	225,316	13,518,960
FirstMerit Corp.	308,857	6,485,997
PacWest Bancorp	92,987	2,658,498
SVB Financial Group(a)	64,335	3,726,283
Synovus Financial Corp.(b)	1,070,054	11,075,059
TCF Financial Corp.	440,211	7,923,798

Webster Financial Corp.	200,015	5,050,379
Westamerica Bancorporation(b)	62,009	3,567,378
Wilmington Trust Corp.(b)	257,061	7,411,069

		112,384,131
BEVERAGES – 0.13%
PepsiAmericas Inc.	120,744	2,501,816

		2,501,816
BIOTECHNOLOGY – 0.73%
PDL BioPharma Inc.	172,855	1,609,280
Vertex Pharmaceuticals Inc.(a)	358,007	11,900,153

		13,509,433
BUILDING MATERIALS – 0.47%
Martin Marietta Materials Inc.(b)	78,944	8,840,149

		8,840,149
CHEMICALS – 4.29%
Airgas Inc.	135,456	6,725,390
Albemarle Corp.	128,763	3,971,051
Cabot Corp.	245,356	7,797,414
Chemtura Corp.	921,987	4,204,261
Cytec Industries Inc.	105,391	4,100,764
Ferro Corp.	166,315	3,342,931
FMC Corp.	145,599	7,482,333
Lubrizol Corp.	258,160	11,137,022
Minerals Technologies Inc.	39,671	2,354,871
Olin Corp.	286,957	5,566,966
RPM International Inc.	496,574	9,603,741
Sensient Technologies Corp.	183,835	5,171,279
Valspar Corp. (The)	380,797	8,487,965

		79,945,988
COAL – 0.67%
Arch Coal Inc.	297,334	9,779,315
Patriot Coal Corp.(a)	94,038	2,731,804

		12,511,119
COMMERCIAL SERVICES – 4.24%
Avis Budget Group Inc.(a)	385,380	2,212,081
Corrections Corp. of America(a)	205,192	5,099,021
Deluxe Corp.	107,528	1,547,328
DeVry Inc.	102,846	5,094,991
Kelly Services Inc. Class A	105,321	2,006,365
Lender Processing Services Inc.	133,392	4,071,124
Manpower Inc.	302,749	13,066,647
MPS Group Inc.(a)	353,897	3,567,282
Quanta Services Inc.(a)(b)	488,292	13,188,767
Rent-A-Center Inc.(a)	253,799	5,654,642
SAIC Inc.(a)	733,888	14,846,554
Service Corp. International	616,651	5,155,202
United Rentals Inc.(a)(b)	225,774	3,440,796

		78,950,800
COMPUTERS – 2.10%
Cadence Design Systems Inc.(a)	676,267	4,571,565
Diebold Inc.	251,111	8,314,285
Imation Corp.	115,337	2,605,463
Jack Henry & Associates Inc.	127,623	2,594,576
Mentor Graphics Corp.(a)	351,620	3,990,887
NCR Corp.(a)	324,833	7,162,568
Palm Inc.(b)	413,545	2,468,864

Synopsys Inc.(a)	368,594	7,353,450

		39,061,658
COSMETICS & PERSONAL CARE – 0.28%
Alberto-Culver Co.	190,097	5,178,242

		5,178,242
DISTRIBUTION & WHOLESALE – 0.85%
Ingram Micro Inc. Class A(a)	632,656	10,166,782
Tech Data Corp.(a)	192,181	5,736,603

		15,903,385
DIVERSIFIED FINANCIAL SERVICES – 1.15%
AmeriCredit Corp.(a)(b)	442,738	4,484,936
Jefferies Group Inc.(b)	238,601	5,344,662
Raymond James Financial Inc.	220,014	7,256,062
Waddell & Reed Financial Inc. Class A	176,199	4,360,925

		21,446,585
ELECTRIC – 9.96%
Alliant Energy Corp.	421,145	13,565,080
Black Hills Corp.	146,159	4,541,160
DPL Inc.(b)	433,276	10,745,245
Great Plains Energy Inc.	453,024	10,066,193
Hawaiian Electric Industries Inc.	323,272	9,410,448
IDACORP Inc.	173,136	5,036,526
MDU Resources Group Inc.	698,582	20,258,878
Northeast Utilities	593,145	15,214,169
NSTAR	407,260	13,643,210
OGE Energy Corp.	351,992	10,869,513
PNM Resources Inc.	328,559	3,364,444
Puget Energy Inc.	494,467	13,202,269
SCANA Corp.	446,037	17,364,220
Sierra Pacific Resources Corp.	893,265	8,557,479
Westar Energy Inc.	412,600	9,506,304
Wisconsin Energy Corp.	445,802	20,016,510

		185,361,648
ELECTRICAL COMPONENTS & EQUIPMENT – 0.58%
AMETEK Inc.	146,223	5,961,512
Hubbell Inc. Class B	134,751	4,723,023
SunPower Corp. Class B(a)	826	57,035

		10,741,570
ELECTRONICS – 1.97%
Arrow Electronics Inc.(a)	456,189	11,961,276
Avnet Inc.(a)	281,481	6,932,877
Gentex Corp.	244,208	3,492,174
National Instruments Corp.	109,939	3,303,667
Thomas & Betts Corp.(a)	103,032	4,025,460
Varian Inc.(a)	53,716	2,304,416
Vishay Intertechnology Inc.(a)	712,800	4,718,736

		36,738,606
ENGINEERING & CONSTRUCTION – 1.45%
Dycom Industries Inc.(a)	83,506	1,087,248
Granite Construction Inc.	67,559	2,419,963
KBR Inc.	415,153	6,339,386
Shaw Group Inc. (The)(a)(b)	171,543	5,271,516
URS Corp.(a)	321,966	11,806,493

		26,924,606
ENTERTAINMENT – 0.08%

International Speedway Corp. Class A	37,902	1,474,767

		1,474,767
ENVIRONMENTAL CONTROL – 0.44%
Republic Services Inc.	271,595	8,142,418

		8,142,418
FOOD – 2.33%
Corn Products International Inc.	284,057	9,169,360
Hormel Foods Corp.	141,430	5,131,080
J.M. Smucker Co. (The)	209,070	10,597,758
Ralcorp Holdings Inc.(a)	72,723	4,902,257
Ruddick Corp.	149,380	4,847,381
Smithfield Foods Inc.(a)(b)	446,453	7,089,674
Tootsie Roll Industries Inc.(b)	58,454	1,689,905

		43,427,415
FOREST PRODUCTS & PAPER – 1.44%
Louisiana-Pacific Corp.	345,689	3,214,908
Potlatch Corp.	69,071	3,204,204
Rayonier Inc.	299,797	14,195,388
Temple-Inland Inc.	405,833	6,193,012

		26,807,512
GAS – 1.53%
AGL Resources Inc.	292,521	9,179,309
Energen Corp.	100,928	4,570,020
Vectren Corp.	309,023	8,606,291
WGL Holdings Inc.	190,709	6,188,507

		28,544,127
HAND & MACHINE TOOLS – 0.51%
Kennametal Inc.	169,077	4,585,368
Lincoln Electric Holdings Inc.	75,019	4,824,472

		9,409,840
HEALTH CARE - PRODUCTS – 1.63%
Advanced Medical Optics Inc.(a)(b)	145,696	2,590,475
Beckman Coulter Inc.	104,511	7,419,236
DENTSPLY International Inc.	204,306	7,669,647
Edwards Lifesciences Corp.(a)	85,948	4,964,356
Hill-Rom Holdings Inc.(b)	123,654	3,747,953
Steris Corp.	103,454	3,887,801

		30,279,468
HEALTH CARE - SERVICES – 1.10%
Health Management Associates Inc. Class A(a)	934,529	3,887,641
Health Net Inc.(a)	175,520	4,142,272
Kindred Healthcare Inc.(a)	114,173	3,147,750
LifePoint Hospitals Inc.(a)(b)	85,682	2,753,819
Universal Health Services Inc. Class B	77,804	4,359,358
WellCare Health Plans Inc.(a)	60,282	2,170,152

		20,460,992
HOME BUILDERS – 0.47%
Hovnanian Enterprises Inc. Class A(a)(b)	85,370	682,106
M.D.C. Holdings Inc.	62,576	2,289,656
Ryland Group Inc.	162,614	4,312,523
Thor Industries Inc.(b)	57,179	1,419,183

		8,703,468
HOME FURNISHINGS – 0.09%
Furniture Brands International Inc.	158,809	1,670,671

		1,670,671

HOUSEHOLD PRODUCTS & WARES – 0.68%
American Greetings Corp. Class A	80,733	1,234,408
Blyth Inc.	91,326	1,035,637
Scotts Miracle-Gro Co. (The) Class A	164,803	3,895,943
Tupperware Brands Corp.	237,330	6,557,428

		12,723,416
INSURANCE – 5.97%
American Financial Group Inc.	285,802	8,431,159
Arthur J. Gallagher & Co.	355,952	9,133,728
Everest Re Group Ltd.	235,208	20,352,548
Fidelity National Financial Inc.	806,306	11,852,698
First American Corp.	353,232	10,420,344
Hanover Insurance Group Inc. (The)	194,514	8,854,277
HCC Insurance Holdings Inc.	139,739	3,772,953
Horace Mann Educators Corp.	149,670	1,926,253
Mercury General Corp.	135,895	7,440,251
Old Republic International Corp.	879,967	11,219,579
PMI Group Inc. (The)(b)	266,372	785,797
Protective Life Corp.	266,728	7,604,415
StanCorp Financial Group Inc.	87,388	4,544,176
Unitrin Inc.	188,740	4,707,176

		111,045,354
INTERNET – 0.24%
Avocent Corp.(a)	91,830	1,878,842
NetFlix Inc.(a)(b)	84,418	2,606,828

		4,485,670
INVESTMENT COMPANIES – 0.50%
Apollo Investment Corp.	542,621	9,251,688

		9,251,688
IRON & STEEL – 0.28%
Carpenter Technology Corp.	59,556	1,527,611
Reliance Steel & Aluminum Co.	95,064	3,609,580

		5,137,191
LEISURE TIME – 0.27%
Callaway Golf Co.	246,453	3,467,594
Life Time Fitness Inc.(a)(b)	50,825	1,589,298

		5,056,892
LODGING – 0.11%
Boyd Gaming Corp.(b)	216,521	2,026,637

		2,026,637
MACHINERY – 1.83%
AGCO Corp.(a)(b)	164,623	7,014,586
Flowserve Corp.	120,363	10,684,624
IDEX Corp.	169,683	5,263,567
Nordson Corp.	72,718	3,571,181
Wabtec Corp.	97,700	5,005,171
Zebra Technologies Corp. Class A(a)	89,589	2,495,054

		34,034,183
MANUFACTURING – 4.17%
AptarGroup Inc.	118,807	4,646,542
Brink’s Co. (The)	94,675	5,777,068
Carlisle Companies Inc.	137,006	4,106,070
Crane Co.	114,262	3,394,724

Federal Signal Corp.	181,180	2,482,166
Harsco Corp.	180,301	6,705,394
Lancaster Colony Corp.	76,824	2,893,192
Pentair Inc.	377,178	13,039,043
Roper Industries Inc.	116,391	6,629,631
SPX Corp.	134,304	10,341,408
Teleflex Inc.	151,328	9,607,815
Trinity Industries Inc.	311,602	8,017,520

		77,640,573
MEDIA – 0.33%
Belo Corp. Class A	336,982	2,008,413
Entercom Communications Corp.	103,940	521,779
Media General Inc. Class A(b)	86,825	1,079,235
Scholastic Corp.	100,902	2,591,163

		6,200,590
METAL FABRICATE & HARDWARE – 0.68%
Timken Co. (The)	324,083	9,187,753
Worthington Industries Inc.	227,775	3,402,958

		12,590,711
OFFICE FURNISHINGS – 0.21%
Herman Miller Inc.	61,702	1,509,848
HNI Corp.(b)	94,737	2,400,636

		3,910,484
OIL & GAS – 3.35%
Bill Barrett Corp.(a)(b)	102,699	3,297,665
Forest Oil Corp.(a)(b)	342,301	16,978,130
Helmerich & Payne Inc.	252,750	10,916,272
Patterson-UTI Energy Inc.	256,345	5,132,027
Plains Exploration & Production Co.(a)	184,940	6,502,490
Pride International Inc.(a)	659,855	19,538,307

		62,364,891
OIL & GAS SERVICES – 1.03%
Exterran Holdings Inc.(a)	162,704	5,200,020
Superior Energy Services Inc.(a)	102,023	3,176,996
Tidewater Inc.	196,535	10,880,178

		19,257,194
PACKAGING & CONTAINERS – 1.34%
Greif Inc. Class A	67,688	4,441,687
Packaging Corp. of America	395,312	9,163,332
Sonoco Products Co.	379,549	11,265,014

		24,870,033
PHARMACEUTICALS – 1.82%
Cephalon Inc.(a)	106,381	8,243,464
Omnicare Inc.	396,547	11,408,657
Perrigo Co.	192,708	7,411,550
Valeant Pharmaceuticals International(a)(b)	336,377	6,885,637

		33,949,308
PIPELINES – 1.90%
Equitable Resources Inc.	234,653	8,607,072
National Fuel Gas Co.	310,670	13,104,061
ONEOK Inc.	398,201	13,698,114

		35,409,247
REAL ESTATE INVESTMENT TRUSTS – 12.92%
Alexandria Real Estate Equities Inc.	122,453	13,775,963

AMB Property Corp.(b)	373,720	16,929,516
BRE Properties Inc. Class A(b)	194,736	9,542,064
Camden Property Trust(b)	202,806	9,300,683
Cousins Properties Inc.(b)	139,271	3,513,807
Duke Realty Corp.	560,078	13,766,717
Equity One Inc.	121,997	2,499,719
Essex Property Trust Inc.	97,491	11,536,110
Federal Realty Investment Trust(b)	224,629	19,228,242
Health Care REIT Inc.	388,567	20,683,421
Highwoods Properties Inc.	240,244	8,543,077
Hospitality Properties Trust(b)	358,751	7,361,571
Liberty Property Trust	355,844	13,397,527
Macerich Co. (The)	284,603	18,114,981
Mack-Cali Realty Corp.	250,926	8,498,864
Nationwide Health Properties Inc.	369,033	13,277,807
Realty Income Corp.(b)	386,540	9,895,424
Regency Centers Corp.(b)	266,789	17,792,158
UDR Inc.	488,187	12,766,090
Weingarten Realty Investors(b)	285,121	10,170,266

		240,594,007
RETAIL – 3.77%
AnnTaylor Stores Corp.(a)(b)	111,537	2,302,124
Barnes & Noble Inc.(b)	139,952	3,649,948
BJ’s Wholesale Club Inc.(a)	124,272	4,829,210
Bob Evans Farms Inc.	118,240	3,226,770
Borders Group Inc.	232,893	1,527,778
Brinker International Inc.	158,908	2,842,864
CarMax Inc.(a)(b)	513,313	7,186,382
Charming Shoppes Inc.(a)(b)	431,954	2,112,255
Coldwater Creek Inc.(a)	73,361	424,760
Collective Brands Inc.(a)	242,806	4,445,778
Dick’s Sporting Goods Inc.(a)(b)	119,345	2,336,775
Foot Locker Inc.	591,184	9,553,533
J. Crew Group Inc.(a)(b)	112,995	3,228,267
MSC Industrial Direct Co. Inc. Class A	62,228	2,866,844
99 Cents Only Stores(a)(b)	178,887	1,962,390
PetSmart Inc.	168,727	4,169,244
Regis Corp.	163,915	4,507,663
Saks Inc.(a)(b)	350,717	3,244,132
Wendy’s/Arby’s Group Inc. Class A	1,096,905	5,769,720

		70,186,437
SAVINGS & LOANS – 2.24%
Astoria Financial Corp.	307,506	6,374,599
First Niagara Financial Group Inc.	447,126	7,042,235
New York Community Bancorp Inc.	1,310,467	22,002,740
Washington Federal Inc.	335,653	6,192,798

		41,612,372
SEMICONDUCTORS – 2.01%
Atmel Corp.(a)	1,704,781	5,779,208
Fairchild Semiconductor International Inc. Class A(a)	475,830	4,230,129
Integrated Device Technology Inc.(a)	646,670	5,031,093
International Rectifier Corp.(a)	277,188	5,272,116
Intersil Corp. Class A	472,149	7,828,230
Lam Research Corp.(a)(b)	239,447	7,540,186
Semtech Corp.(a)	130,434	1,820,859

		37,501,821
SOFTWARE – 1.30%
Acxiom Corp.	258,028	3,235,671
Advent Software Inc.(a)	36,289	1,278,461

Broadridge Financial Solutions Inc.	256,613	3,949,274
Metavante Technologies Inc.(a)	139,747	2,691,527
Parametric Technology Corp.(a)	311,736	5,735,942
Sybase Inc.(a)	172,210	5,273,070
Wind River Systems Inc.(a)	197,022	1,970,220

		24,134,165
TELECOMMUNICATIONS – 2.59%
ADC Telecommunications Inc.(a)	450,362	3,805,559
ADTRAN Inc.	119,147	2,322,175
Cincinnati Bell Inc.(a)(b)	902,396	2,788,404
CommScope Inc.(a)(b)	155,022	5,369,962
Foundry Networks Inc.(a)	308,153	5,611,466
NeuStar Inc. Class A(a)(b)	179,915	3,578,509
Polycom Inc.(a)	161,916	3,745,117
RF Micro Devices Inc.(a)	999,442	2,918,371
Telephone and Data Systems Inc.	405,888	14,510,496
3Com Corp.(a)	1,548,345	3,607,644

		48,257,703
TEXTILES – 0.39%
Mohawk Industries Inc.(a)(b)	107,099	7,217,402

		7,217,402
TRANSPORTATION – 1.85%
Alexander & Baldwin Inc.	157,928	6,953,570
Con-way Inc.	174,474	7,696,048
J.B. Hunt Transport Services Inc.	108,726	3,628,187
Kansas City Southern Industries Inc.(a)	180,412	8,003,076
Overseas Shipholding Group Inc.	36,195	2,110,530
Werner Enterprises Inc.	162,020	3,517,454
YRC Worldwide Inc.(a)(b)	217,839	2,605,354

		34,514,219
TRUCKING & LEASING – 0.40%
GATX Corp.	185,975	7,359,031

		7,359,031
WATER – 0.29%
Aqua America Inc.(b)	307,977	5,475,831

		5,475,831

TOTAL COMMON STOCKS
(Cost: $2,164,459,058)		1,859,037,423

Security	Shares	Value
SHORT-TERM INVESTMENTS – 11.17%

MONEY MARKET FUNDS – 11.17%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	2,200,419	2,200,419
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	205,707,481	205,707,481

		207,907,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,907,900)		207,907,900

TOTAL INVESTMENTS IN SECURITIES – 111.04%
(Cost: $2,372,366,958)	2,066,945,323
Other Assets, Less Liabilities – (11.04)%	(205,522,427)

NET ASSETS – 100.00%	$1,861,422,896

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.13%
inVentiv Health Inc.(a)	354,825	$6,266,209

		6,266,209
AEROSPACE & DEFENSE – 2.47%
AAR Corp.(a)(b)	413,815	6,865,191
Curtiss-Wright Corp.	479,484	21,792,548
Esterline Technologies Corp.(a)	316,516	12,530,868
GenCorp Inc.(a)(b)	517,883	3,490,531
Kaman Corp.	271,237	7,724,830
Moog Inc. Class A(a)(b)	455,791	19,544,318
Orbital Sciences Corp.(a)	626,220	15,010,493
Teledyne Technologies Inc.(a)(b)	381,106	21,784,019
Triumph Group Inc.	175,063	8,002,130

		116,744,928
AGRICULTURE – 0.22%
Alliance One International Inc.(a)	946,896	3,598,205
Andersons Inc. (The)	193,352	6,809,857

		10,408,062
AIRLINES – 0.21%
SkyWest Inc.	609,085	9,733,178

		9,733,178
APPAREL – 1.81%
Crocs Inc.(a)(b)	888,137	3,179,530
Deckers Outdoor Corp.(a)(b)	139,401	14,508,856
Gymboree Corp.(a)	309,742	10,995,841
Iconix Brand Group Inc.(a)(b)	617,367	8,075,160
K-Swiss Inc. Class A	286,476	4,984,682
Maidenform Brands Inc.(a)	199,093	2,888,839
Oxford Industries Inc.	145,276	3,752,479
Perry Ellis International Inc.(a)	126,446	1,885,310
Quiksilver Inc.(a)	1,356,468	7,786,126
SKECHERS U.S.A. Inc. Class A(a)	355,107	5,976,451
True Religion Apparel Inc.(a)(b)	195,377	5,050,495
Volcom Inc.(a)	169,289	2,925,314
Wolverine World Wide Inc.	523,174	13,843,184

		85,852,267
AUTO MANUFACTURERS – 0.07%
Wabash National Corp.	327,305	3,093,032

		3,093,032
AUTO PARTS & EQUIPMENT – 0.25%
ATC Technology Corp.(a)	224,872	5,338,461
Spartan Motors Inc.	350,771	1,115,452
Standard Motor Products Inc.	126,670	787,887

Superior Industries International Inc.	247,824	4,748,308

		11,990,108
BANKS – 6.99%
Bank Mutual Corp.	515,173	5,847,214
Boston Private Financial Holdings Inc.	611,864	5,347,691
Cascade Bancorp(b)	300,928	2,675,250
Central Pacific Financial Corp.	306,879	5,158,636
Columbia Banking System Inc.	194,385	3,446,446
Community Bank System Inc.	319,766	8,042,115
Corus Bankshares Inc.(b)	333,606	1,351,104
East West Bancorp Inc.	677,892	9,287,120
First BanCorp (Puerto Rico)	810,258	8,961,453
First Commonwealth Financial Corp.	688,815	9,278,338
First Financial Bancorp	340,429	4,970,263
First Financial Bankshares Inc.	222,080	11,521,510
First Midwest Bancorp Inc.	518,860	12,577,166
Frontier Financial Corp.(b)	502,170	6,744,143
Glacier Bancorp Inc.	576,636	14,283,274
Hancock Holding Co.	251,579	12,830,529
Hanmi Financial Corp.(b)	396,870	2,004,193
Independent Bank Corp. (Michigan)	204,118	1,263,490
Irwin Financial Corp.(b)	206,945	817,433
Nara Bancorp Inc.	238,170	2,667,504
National Penn Bancshares Inc.(b)	850,670	12,419,782
Old National Bancorp	706,885	14,151,838
PrivateBancorp Inc.(b)	291,951	12,162,679
Prosperity Bancshares Inc.	437,784	14,880,278
Provident Bankshares Corp.(b)	354,610	3,443,263
Signature Bank(a)	368,247	12,844,455
South Financial Group Inc. (The)(b)	778,177	5,704,037
Sterling Bancorp	192,990	2,790,635
Sterling Bancshares Inc.	781,620	8,167,929
Sterling Financial Corp. (Washington)	556,167	8,064,421
Susquehanna Bancshares Inc.	918,879	17,936,518
TrustCo Bank Corp. NY	810,159	9,486,962
UCBH Holdings Inc.	1,179,930	7,563,351
UMB Financial Corp.	314,712	16,528,674
Umpqua Holdings Corp.(b)	641,838	9,441,437
United Bancshares Inc.	402,122	14,074,270
United Community Banks Inc.(b)	430,949	5,714,384
Whitney Holding Corp.	683,216	16,567,988
Wilshire Bancorp Inc.	207,375	2,523,754
Wintrust Financial Corp.	252,479	7,410,259

		330,951,786
BEVERAGES – 0.34%
Boston Beer Co. Inc. Class A(a)	106,733	5,068,750
Green Mountain Coffee Roasters Inc.(a)(b)	186,316	7,329,671
Peet’s Coffee & Tea Inc.(a)	127,168	3,550,531

		15,948,952
BIOTECHNOLOGY – 1.12%
ArQule Inc.(a)	302,330	973,503
Cambrex Corp.(a)	312,426	1,921,420
CryoLife Inc.(a)	299,257	3,926,252
Enzo Biochem Inc.(a)	345,921	3,798,213
Integra LifeSciences Holdings Corp.(a)	208,115	9,163,303
Martek Biosciences Corp.	353,722	11,113,945
Regeneron Pharmaceuticals Inc.(a)	668,734	14,598,463
Savient Pharmaceuticals Inc.(a)(b)	504,832	7,527,045

		53,022,144

BUILDING MATERIALS – 1.41%
Apogee Enterprises Inc.	308,184	4,632,006
Drew Industries Inc.(a)(b)	209,122	3,578,077
Lennox International Inc.	500,601	16,654,995
NCI Building Systems Inc.(a)	210,726	6,690,550
Quanex Building Products Corp.	402,317	6,131,311
Simpson Manufacturing Co. Inc.(b)	399,684	10,827,440
Texas Industries Inc.	294,105	12,017,130
Universal Forest Products Inc.	178,533	6,232,587

		66,764,096
CHEMICALS – 1.41%
A. Schulman Inc.	282,774	5,593,270
Arch Chemicals Inc.	265,660	9,377,798
Balchem Corp.	194,343	5,183,128
Georgia Gulf Corp.(b)	320,600	801,500
H.B. Fuller Co.	517,250	10,795,007
NewMarket Corp.	134,069	7,046,667
OM Group Inc.(a)	325,457	7,322,782
OMNOVA Solutions Inc.(a)	460,525	916,445
Penford Corp.	120,869	2,138,173
PolyOne Corp.(a)	996,787	6,429,276
Quaker Chemical Corp.	113,423	3,228,019
Stepan Co.	76,226	4,159,653
Zep Inc.	224,326	3,957,111

		66,948,829
COMMERCIAL SERVICES – 5.59%
Aaron Rents Inc.	569,362	15,412,629
ABM Industries Inc.	472,009	10,308,677
Administaff Inc.	242,054	6,588,710
AMN Healthcare Services Inc.(a)	360,435	6,332,843
Arbitron Inc.	283,351	12,662,956
Bankrate Inc.(a)(b)	148,380	5,773,466
Bowne & Co. Inc.	289,091	3,339,001
CDI Corp.	147,677	3,297,627
Chemed Corp.	244,657	10,045,616
Coinstar Inc.(a)(b)	301,553	9,649,696
Consolidated Graphics Inc.(a)	119,111	3,612,637
CPI Corp.	48,749	524,052
Cross Country Healthcare Inc.(a)	328,056	5,344,032
Gevity HR Inc.	253,390	1,844,679
Healthcare Services Group Inc.	458,719	8,389,971
HealthSpring Inc.(a)	531,099	11,238,055
Heidrick & Struggles International Inc.	176,176	5,311,706
Hillenbrand Inc.	666,783	13,442,345
HMS Holdings Corp.(a)	267,662	6,413,182
Kendle International Inc.(a)(b)	141,508	6,326,823
Landauer Inc.	99,423	7,233,023
Live Nation Inc.(a)(b)	809,220	13,166,009
MAXIMUS Inc.	199,238	7,339,928
Midas Inc.(a)(b)	150,051	2,064,702
On Assignment Inc.(a)	379,273	2,988,671
PAREXEL International Corp.(a)	589,295	16,889,195
PharmaNet Development Group Inc.(a)	209,625	1,513,492
Pre-Paid Legal Services Inc.(a)	81,867	3,377,832
Rewards Network Inc.(a)	290,426	1,457,939
Spherion Corp.(a)	562,951	2,741,571
StarTek Inc.(a)	124,990	802,436
Ticketmaster Entertainment Inc.(a)	417,791	4,482,897
TrueBlue Inc.(a)	463,519	7,490,467
Universal Technical Institute Inc.(a)	230,597	3,933,985
Viad Corp.	224,029	6,449,795

Volt Information Sciences Inc.(a)	136,650	1,227,117
Watson Wyatt Worldwide Inc.	461,918	22,971,182
Wright Express Corp.(a)	414,505	12,372,974

		264,361,918
COMPUTERS – 2.14%
Agilysys Inc.	243,905	2,461,001
CACI International Inc. Class A(a)	323,224	16,193,522
Catapult Communications Corp.(a)	92,411	444,497
CIBER Inc.(a)	570,442	3,987,390
Hutchinson Technology Inc.(a)(b)	244,551	2,831,901
Manhattan Associates Inc.(a)	261,966	5,852,320
Mercury Computer Systems Inc.(a)	243,496	2,167,114
MICROS Systems Inc.(a)	861,707	22,973,109
MTS Systems Corp.	181,223	7,629,488
Radiant Systems Inc.(a)	294,320	2,557,641
RadiSys Corp.(a)	241,452	2,076,487
SI International Inc.(a)	142,234	4,274,132
Stratasys Inc.(a)(b)	224,489	3,921,823
Sykes Enterprises Inc.(a)	356,767	7,834,603
Synaptics Inc.(a)(b)	359,785	10,872,703
Tyler Technologies Inc.(a)(b)	333,795	5,063,670

		101,141,401
COSMETICS & PERSONAL CARE – 0.33%
Chattem Inc.(a)(b)	200,445	15,670,790

		15,670,790
DISTRIBUTION & WHOLESALE – 2.05%
Brightpoint Inc.(a)	549,537	3,956,666
LKQ Corp.(a)	1,447,901	24,570,880
Owens & Minor Inc.	441,506	21,413,041
Pool Corp.(b)	511,435	11,931,779
ScanSource Inc.(a)	281,456	8,103,118
United Stationers Inc.(a)	249,864	11,950,995
Watsco Inc.	302,530	15,211,208

		97,137,687
DIVERSIFIED FINANCIAL SERVICES – 1.78%
Financial Federal Corp.	272,577	6,247,465
Greenhill & Co. Inc.(b)	29,514	2,176,657
Investment Technology Group Inc.(a)	465,492	14,164,922
LaBranche & Co. Inc.(a)	575,211	2,588,449
National Financial Partners Corp.	424,135	6,362,025
optionsXpress Holdings Inc.	455,321	8,842,334
Piper Jaffray Companies(a)	168,486	7,287,020
Portfolio Recovery Associates Inc.(a)(b)	164,080	7,979,210
Stifel Financial Corp.(a)	268,011	13,373,749
SWS Group Inc.	293,138	5,909,662
TradeStation Group Inc.(a)	343,910	3,215,559
World Acceptance Corp.(a)(b)	174,839	6,294,204

		84,441,256
ELECTRIC – 1.72%
ALLETE Inc.(b)	277,898	12,366,461
Avista Corp.	571,356	12,404,139
Central Vermont Public Service Corp.	110,400	2,587,776
CH Energy Group Inc.	168,598	7,345,815
Cleco Corp.	640,743	16,178,761
El Paso Electric Co.(a)	478,781	10,054,401
UIL Holdings Corp.	269,703	9,258,904
UniSource Energy Corp.	379,070	11,065,053

		81,261,310

ELECTRICAL COMPONENTS & EQUIPMENT – 0.78%
Advanced Energy Industries Inc.(a)	348,208	4,763,485
Belden Inc.	460,422	14,636,815
C&D Technologies Inc.(a)(b)	273,649	1,554,326
Greatbatch Inc.(a)(b)	244,365	5,996,717
Littelfuse Inc.(a)	231,717	6,888,946
Magnetek Inc.(a)	328,083	1,328,736
Vicor Corp.	209,533	1,860,653

		37,029,678
ELECTRONICS – 4.54%
Analogic Corp.	143,155	7,123,393
Bel Fuse Inc. Class B	125,689	3,578,366
Benchmark Electronics Inc.(a)	710,396	10,002,376
Brady Corp. Class A	575,069	20,288,434
Checkpoint Systems Inc.(a)	412,575	7,764,662
CTS Corp.	360,187	4,603,190
Cubic Corp.	166,034	4,082,776
Cymer Inc.(a)(b)	316,527	8,017,629
Daktronics Inc.	362,886	6,045,681
Dionex Corp.(a)(b)	193,333	12,286,312
Electro Scientific Industries Inc.(a)	289,307	4,113,946
FARO Technologies Inc.(a)	178,968	3,645,578
FEI Co.(a)	392,486	9,345,092
II-VI Inc.(a)	261,925	10,126,021
Itron Inc.(a)(b)	366,335	32,431,638
Keithley Instruments Inc.	147,769	1,236,827
LoJack Corp.(a)	185,659	1,242,059
Methode Electronics Inc.	405,718	3,627,119
Park Electrochemical Corp.	218,555	5,297,773
Photon Dynamics Inc.(a)	191,172	2,934,490
Plexus Corp.(a)	419,202	8,677,481
Rogers Corp.(a)	191,901	7,096,499
Sonic Solutions Inc.(a)(b)	285,935	1,258,114
Technitrol Inc.	437,946	6,477,221
TTM Technologies Inc.(a)(b)	457,445	4,537,854
Watts Water Technologies Inc. Class A	311,696	8,524,886
Woodward Governor Co.	582,451	20,543,047

		214,908,464
ENERGY - ALTERNATE SOURCES – 0.13%
Headwaters Inc.(a)(b)	448,624	5,989,130

		5,989,130
ENGINEERING & CONSTRUCTION – 0.48%
EMCOR Group Inc.(a)	697,854	18,367,517
Insituform Technologies Inc. Class A(a)(b)	298,565	4,466,532

		22,834,049
ENTERTAINMENT – 0.17%
Pinnacle Entertainment Inc.(a)(b)	641,465	4,849,475
Shuffle Master Inc.(a)	593,725	3,022,060

		7,871,535
ENVIRONMENTAL CONTROL – 1.13%
Darling International Inc.(a)	874,253	9,712,951
Tetra Tech Inc.(a)	634,831	15,274,034
Waste Connections Inc.(a)(b)	828,001	28,400,434

		53,387,419
FOOD – 1.97%
Flowers Foods Inc.	854,792	25,096,693

Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	322,766	3,492,328
Hain Celestial Group Inc.(a)	428,934	11,808,553
J&J Snack Foods Corp.	151,776	5,146,724
Lance Inc.	336,220	7,628,832
Nash Finch Co.	136,586	5,889,588
Sanderson Farms Inc.	186,357	6,846,756
Spartan Stores Inc.	235,935	5,870,063
TreeHouse Foods Inc.(a)	335,898	9,976,171
United Natural Foods Inc.(a)(b)	457,921	11,443,446

		93,199,154
FOREST PRODUCTS & PAPER – 0.81%
Buckeye Technologies Inc.(a)	419,720	3,437,507
Deltic Timber Corp.	113,185	7,203,093
Neenah Paper Inc.	155,992	3,088,642
Rock-Tenn Co. Class A	407,632	16,297,127
Schweitzer-Mauduit International Inc.	167,144	3,174,065
Wausau Paper Corp.	522,076	5,288,630

		38,489,064
GAS – 3.70%
Atmos Energy Corp.	967,770	25,762,037
Laclede Group Inc. (The)	234,673	11,379,294
New Jersey Resources Corp.	448,899	16,110,985
Northwest Natural Gas Co.	282,320	14,680,640
Piedmont Natural Gas Co.	782,514	25,009,147
South Jersey Industries Inc.	317,517	11,335,357
Southern Union Co.	1,324,394	27,348,736
Southwest Gas Corp.	464,923	14,068,570
UGI Corp.	1,149,502	29,634,162

		175,328,928
HAND & MACHINE TOOLS – 0.61%
Baldor Electric Co.	493,503	14,217,821
Regal Beloit Corp.	344,035	14,628,368

		28,846,189
HEALTH CARE - PRODUCTS – 4.55%
Abaxis Inc.(a)(b)	232,746	4,585,096
American Medical Systems Holdings Inc.(a)(b)	780,345	13,858,927
ArthroCare Corp.(a)(b)	284,419	7,884,095
BIOLASE Technology Inc.(a)	259,802	491,026
CONMED Corp.(a)(b)	307,091	9,826,912
Cooper Companies Inc. (The)	480,506	16,702,389
Cyberonics Inc.(a)(b)	248,353	4,222,001
Datascope Corp.	142,083	7,335,745
Haemonetics Corp.(a)	271,202	16,738,587
ICU Medical Inc.(a)	134,373	4,086,283
Immucor Inc.(a)(b)	749,598	23,957,152
Invacare Corp.	342,429	8,266,236
Kensey Nash Corp.(a)	124,670	3,922,118
LCA-Vision Inc.(b)	197,730	917,467
Mentor Corp.(b)	360,760	8,607,734
Meridian Bioscience Inc.	429,564	12,474,539
Merit Medical Systems Inc.(a)	297,794	5,589,593
Natus Medical Inc.(a)	296,723	6,723,743
Osteotech Inc.(a)	191,798	817,059
Palomar Medical Technologies Inc.(a)	193,725	2,607,539
PSS World Medical Inc.(a)(b)	664,340	12,954,630
SurModics Inc.(a)(b)	162,456	5,115,739
Symmetry Medical Inc.(a)	382,460	7,098,458
Vital Sign Inc.	85,256	6,300,418
West Pharmaceutical Services Inc.	347,237	16,952,110

Zoll Medical Corp.(a)	224,672	7,351,268

		215,386,864
HEALTH CARE - SERVICES – 2.94%
Air Methods Corp.(a)	114,755	3,248,714
Amedisys Inc.(a)(b)	286,218	13,930,230
AMERIGROUP Corp.(a)	566,459	14,297,425
AmSurg Corp.(a)	337,935	8,607,204
Centene Corp.(a)	461,763	9,470,759
Gentiva Health Services Inc.(a)	305,768	8,237,390
Healthways Inc.(a)	359,063	5,791,686
LHC Group Inc.(a)	158,314	4,508,783
Magellan Health Services Inc.(a)	433,897	17,815,811
MedCath Corp.(a)	209,261	3,749,957
Molina Healthcare Inc.(a)	152,805	4,736,955
Odyssey Healthcare Inc.(a)	350,875	3,561,381
Pediatrix Medical Group Inc.(a)	486,939	26,255,751
RehabCare Group Inc.(a)	192,235	3,479,454
Res-Care Inc.(a)	273,292	4,957,517
Sunrise Senior Living Inc.(a)(b)	484,523	6,681,572

		139,330,589
HOME BUILDERS – 0.62%
Champion Enterprises Inc.(a)(b)	832,422	4,619,942
Fleetwood Enterprises Inc.(a)(b)	812,755	837,138
M/I Homes Inc.	149,830	3,413,127
Meritage Homes Corp.(a)	327,792	8,096,462
Monaco Coach Corp.	322,133	628,159
Skyline Corp.	72,620	1,919,347
Standard-Pacific Corp.(a)(b)	1,229,975	6,039,177
Winnebago Industries Inc.(b)	311,384	4,023,081

		29,576,433
HOME FURNISHINGS – 0.43%
Audiovox Corp. Class A(a)	198,263	1,857,724
Bassett Furniture Industries Inc.	124,254	1,062,372
Ethan Allen Interiors Inc.(b)	306,656	8,592,501
La-Z-Boy Inc.(b)	554,368	5,166,710
Universal Electronics Inc.(a)	148,251	3,703,310

		20,382,617
HOUSEHOLD PRODUCTS & WARES – 0.59%
Central Garden & Pet Co. Class A(a)(b)	760,000	4,522,000
Fossil Inc.(a)(b)	484,200	13,668,966
Russ Berrie and Co. Inc.(a)	179,761	1,378,767
Spectrum Brands Inc.(a)	435,036	604,700
Standard Register Co. (The)	136,620	1,345,707
WD-40 Co.	175,701	6,312,937

		27,833,077
HOUSEWARES – 0.44%
Libbey Inc.	158,533	1,349,116
National Presto Industries Inc.	51,217	3,815,667
Toro Co. (The)	379,281	15,664,305

		20,829,088
INSURANCE – 2.88%
Delphi Financial Group Inc. Class A	440,646	12,355,714
Hilb Rogal & Hobbs Co.	383,719	17,935,026
Infinity Property and Casualty Corp.	163,526	6,737,271
LandAmerica Financial Group Inc.(b)	165,449	4,012,138
Navigators Group Inc. (The)(a)	141,674	8,217,092
Presidential Life Corp.	230,657	3,642,074

ProAssurance Corp.(a)(b)	357,665	20,029,240
RLI Corp.	189,286	11,752,768
Safety Insurance Group Inc.	173,987	6,599,327
Selective Insurance Group Inc.	562,615	12,895,136
Stewart Information Services Corp.	194,040	5,772,690
Tower Group Inc.	216,741	5,106,418
United Fire & Casualty Co.	240,417	6,873,522
Zenith National Insurance Corp.	397,802	14,575,465

		136,503,881
INTERNET – 1.77%
Blue Coat Systems Inc.(a)	416,189	5,905,722
Blue Nile Inc.(a)(b)	155,629	6,671,815
CyberSource Corp.(a)	742,143	11,955,924
DealerTrack Holdings Inc.(a)	435,153	7,327,977
InfoSpace Inc.	369,281	4,006,699
j2 Global Communications Inc.(a)	467,896	10,925,372
Knot Inc. (The)(a)(b)	305,499	2,550,917
NutriSystem Inc.(b)	315,808	5,596,118
PCTEL Inc.	205,207	1,912,529
Perficient Inc.(a)	343,812	2,282,912
Secure Computing Corp.(a)	728,584	3,992,640
Stamps.com Inc.(a)	139,243	1,624,966
United Online Inc.	867,701	8,165,066
Websense Inc.(a)	481,199	10,754,798

		83,673,455
IRON & STEEL – 0.19%
Gibraltar Industries Inc.	287,910	5,386,796
Material Sciences Corp.(a)	125,354	720,786
Olympic Steel Inc.	96,374	2,842,069

		8,949,651
LEISURE TIME – 1.09%
Arctic Cat Inc.	128,516	1,175,921
Brunswick Corp.	935,614	11,966,503
Interval Leisure Group Inc.(a)	417,897	4,346,129
Multimedia Games Inc.(a)	245,259	1,061,971
Nautilus Inc.(a)	246,663	1,127,250
Polaris Industries Inc.(b)	346,794	15,775,659
WMS Industries Inc.(a)(b)	535,566	16,372,253

		51,825,686
LODGING – 0.11%
Marcus Corp.	226,022	3,634,434
Monarch Casino & Resort Inc.(a)	122,375	1,393,851

		5,028,285
MACHINERY – 1.94%
Albany International Corp. Class A	283,725	7,754,204
Applied Industrial Technologies Inc.	388,746	10,468,930
Astec Industries Inc.(a)	210,294	6,483,364
Briggs & Stratton Corp.	532,055	8,608,650
Cascade Corp.	90,468	3,963,403
Cognex Corp.	448,185	9,035,410
Gardner Denver Inc.(a)	568,363	19,733,563
Gerber Scientific Inc.(a)	254,716	2,328,104
Intevac Inc.(a)	233,876	2,488,441
Lindsay Corp.(b)	129,683	9,434,438
Robbins & Myers Inc.	369,785	11,437,450

		91,735,957

MANUFACTURING – 1.99%
A.O. Smith Corp.	241,055	9,446,945
Acuity Brands Inc.	434,193	18,131,900
Barnes Group Inc.	465,019	9,402,684
Ceradyne Inc.(a)	280,583	10,286,173
CLARCOR Inc.	541,933	20,566,357
EnPro Industries Inc.(a)(b)	213,833	7,946,034
Griffon Corp.(a)(b)	440,840	3,976,377
Lydall Inc.(a)	177,948	1,713,639
Myers Industries Inc.	302,071	3,809,115
Standex International Corp.	133,095	3,693,386
Sturm, Ruger & Co. Inc.(a)(b)	218,751	1,518,132
Tredegar Corp.	204,491	3,637,895

		94,128,637
MEDIA – 0.10%
A.H. Belo Corp. Class A	187,421	967,092
E.W. Scripps Co. (The) Class A	313,869	2,219,054
4Kids Entertainment Inc.(a)	126,956	896,309
Radio One Inc. Class D(a)	866,856	650,142

		4,732,597
METAL FABRICATE & HARDWARE – 0.89%
A.M. Castle & Co.	178,677	3,087,539
Kaydon Corp.	297,421	13,401,790
Lawson Products Inc.	44,793	1,238,526
Mueller Industries Inc.	396,641	9,126,709
Valmont Industries Inc.	187,009	15,463,774

		42,318,338
MINING – 0.58%
AMCOL International Corp.	240,166	7,507,589
Brush Engineered Materials Inc.(a)	218,054	4,049,263
Century Aluminum Co.(a)	392,878	10,878,792
RTI International Metals Inc.(a)	246,130	4,814,303

		27,249,947
MISCELLANEOUS - MANUFACTURING – 0.08%
John Bean Technologies Corp.(a)	294,939	3,733,928

		3,733,928
OFFICE FURNISHINGS – 0.14%
Interface Inc. Class A	602,613	6,851,710

		6,851,710
OIL & GAS – 3.04%
Atwood Oceanics Inc.(a)	594,873	21,653,377
Penn Virginia Corp.	446,746	23,874,106
Petroleum Development Corp.(a)	158,645	7,039,079
PetroQuest Energy Inc.(a)	463,372	7,112,760
Pioneer Drilling Co.(a)	531,876	7,073,951
St. Mary Land & Exploration Co.	663,985	23,671,065
Stone Energy Corp.(a)(b)	369,035	15,621,252
Swift Energy Co.(a)(b)	329,443	12,746,150
Unit Corp.(a)	504,463	25,132,347

		143,924,087
OIL & GAS SERVICES – 2.50%
Basic Energy Services Inc.(a)	247,299	5,267,469
CARBO Ceramics Inc.	218,011	11,251,548
Dril-Quip Inc.(a)(b)	326,097	14,149,349
Gulf Island Fabrication Inc.	152,546	5,258,261
Hornbeck Offshore Services Inc.(a)(b)	245,749	9,490,826
ION Geophysical Corp.(a)(b)	917,393	13,017,807

Lufkin Industries Inc.	158,961	12,613,555
Matrix Service Co.(a)	278,635	5,321,929
NATCO Group Inc. Class A(a)(b)	215,641	8,664,455
SEACOR Holdings Inc.(a)(b)	222,650	17,578,218
Superior Well Services Inc.(a)(b)	176,402	4,464,735
Tetra Technologies Inc.(a)	798,876	11,064,433

		118,142,585
PHARMACEUTICALS – 1.79%
Alpharma Inc. Class A(a)(b)	446,015	16,453,493
Cubist Pharmaceuticals Inc.(a)(b)	604,229	13,432,011
HealthExtras Inc.(a)	406,257	10,611,433
Mannatech Inc.(b)	166,703	666,812
Noven Pharmaceuticals Inc.(a)	265,128	3,096,695
Par Pharmaceutical Companies Inc.(a)(b)	369,559	4,541,880
PetMed Express Inc.(a)	252,521	3,964,580
PharMerica Corp.(a)	325,034	7,310,015
Salix Pharmaceuticals Ltd.(a)	513,956	3,294,458
Sciele Pharma Inc.(b)	335,776	10,338,543
Theragenics Corp.(a)	359,228	1,120,791
ViroPharma Inc.(a)(b)	747,235	9,803,723

		84,634,434
REAL ESTATE – 0.12%
Forestar Real Estate Group Inc.(a)	381,451	5,626,402

		5,626,402
REAL ESTATE INVESTMENT TRUSTS – 6.31%
Acadia Realty Trust(b)	345,561	8,735,782
BioMed Realty Trust Inc.(b)	765,893	20,257,870
Cedar Shopping Centers Inc.	475,369	6,284,378
Colonial Properties Trust(b)	511,450	9,559,001
DiamondRock Hospitality Co.	984,553	8,959,432
EastGroup Properties Inc.	267,567	12,987,702
Entertainment Properties Trust	350,935	19,203,163
Extra Space Storage Inc.	875,052	13,440,799
Home Properties Inc.	340,874	19,753,648
Inland Real Estate Corp.(b)	614,539	9,642,117
Kilroy Realty Corp.	348,702	16,664,469
Kite Realty Group Trust	312,327	3,435,597
LaSalle Hotel Properties	432,034	10,075,033
Lexington Realty Trust	689,929	11,880,577
LTC Properties Inc.	246,716	7,233,713
Medical Properties Trust Inc.(b)	708,636	8,043,019
Mid-America Apartment Communities Inc.	293,670	14,430,944
National Retail Properties Inc.	789,998	18,920,452
Parkway Properties Inc.(b)	163,382	6,185,643
Pennsylvania Real Estate Investment Trust	424,935	8,010,025
PS Business Parks Inc.	159,388	9,180,749
Senior Housing Properties Trust(b)	1,222,554	29,133,462
Sovran Self Storage Inc.	234,460	10,478,017
Tanger Factory Outlet Centers Inc.(b)	337,702	14,787,971
Urstadt Biddle Properties Inc. Class A	85,974	1,612,013

		298,895,576
RETAIL – 7.48%
Big 5 Sporting Goods Corp.	230,900	2,382,888
Brown Shoe Co. Inc.	452,169	7,406,528
Buckle Inc. (The)	166,853	9,267,016
Buffalo Wild Wings Inc.(a)(b)	190,378	7,660,811
Cabela’s Inc. Class A(a)(b)	419,660	5,069,493
California Pizza Kitchen Inc.(a)(b)	262,981	3,384,566
Casey’s General Store Inc.	542,260	16,359,984

Cash America International Inc.	310,458	11,188,906
Cato Corp. Class A	316,136	5,548,187
CBRL Group Inc.	236,624	6,223,211
CEC Entertainment Inc.(a)(b)	241,857	8,029,652
Charlotte Russe Holding Inc.(a)	223,938	2,295,365
Children’s Place Retail Stores Inc. (The)(a)(b)	257,687	8,593,861
Christopher & Banks Corp.	379,287	2,909,131
CKE Restaurants Inc.	560,414	5,940,388
DineEquity Inc.(b)	164,672	2,776,370
Dress Barn Inc.(a)(b)	483,254	7,388,954
Finish Line Inc. (The) Class A	585,936	5,853,501
First Cash Financial Services Inc.(a)	275,591	4,133,865
Fred’s Inc.	426,836	6,069,608
Genesco Inc.(a)(b)	204,859	6,858,679
Group 1 Automotive Inc.	248,824	5,406,946
Haverty Furniture Companies Inc.	197,828	2,263,152
Hibbett Sports Inc.(a)(b)	304,249	6,091,065
Hot Topic Inc.(a)	467,431	3,089,719
HSN Inc.(a)	417,667	4,598,514
Insight Enterprises Inc.(a)	486,674	6,526,298
Jack in the Box Inc.(a)	605,628	12,778,751
Jo-Ann Stores Inc.(a)	271,225	5,690,301
Jos. A. Bank Clothiers Inc.(a)(b)	194,262	6,527,203
Landry’s Restaurants Inc.(b)	133,621	2,077,807
Lithia Motors Inc. Class A	178,266	768,326
Longs Drug Stores Corp.	322,994	24,431,266
MarineMax Inc.(a)(b)	195,881	1,416,220
Men’s Wearhouse Inc. (The)(b)	551,408	11,711,906
Movado Group Inc.	192,339	4,298,777
O’Charley’s Inc.	227,709	1,992,454
OfficeMax Inc.	811,099	7,210,670
P.F. Chang’s China Bistro Inc.(a)(b)	254,108	5,981,702
Panera Bread Co. Class A(a)(b)	325,238	16,554,614
Papa John’s International Inc.(a)	231,173	6,278,659
Pep Boys - Manny, Moe & Jack (The)	473,656	2,927,194
Red Robin Gourmet Burgers Inc.(a)(b)	180,661	4,841,715
Ruby Tuesday Inc.(a)	564,147	3,266,411
Ruth’s Hospitality Group Inc.(a)	218,662	859,342
School Specialty Inc.(a)(b)	170,830	5,328,188
Select Comfort Corp.(a)	476,698	786,552
Sonic Automotive Inc.	299,011	2,529,633
Sonic Corp.(a)(b)	644,381	9,388,631
Stage Stores Inc.	413,338	5,646,197
Steak n Shake Co. (The)(a)(b)	305,728	2,653,719
Stein Mart Inc.	269,005	1,051,810
Texas Roadhouse Inc. Class A(a)(b)	562,690	5,058,583
Tractor Supply Co.(a)(b)	342,370	14,396,659
Tuesday Morning Corp.(a)	321,090	1,326,102
Tween Brands Inc.(a)	265,177	2,596,083
Wendy’s/Arby’s Group Inc. Class A	1,278	6,722
World Fuel Services Corp.	312,543	7,197,865
Zale Corp.(a)(b)	377,434	9,435,850
Zumiez Inc.(a)	213,673	3,521,331

		353,853,901
SAVINGS & LOANS – 0.40%
Anchor BanCorp Wisconsin Inc.	193,122	1,419,447
BankAtlantic Bancorp Inc. Class A	88,660	727,012
Brookline Bancorp Inc.	623,491	7,974,450
Dime Community Bancshares Inc.	281,217	4,280,123
FirstFed Financial Corp.(a)(b)	126,341	990,513
Flagstar Bancorp Inc.(b)	541,525	1,613,745
Guaranty Financial Group Inc.(a)(b)	478,864	1,891,513

		18,896,803

SEMICONDUCTORS – 3.32%
Actel Corp.(a)	275,406	3,437,067
ATMI Inc.(a)	334,032	6,005,895
Axcelis Technologies Inc.(a)	1,095,690	1,862,673
Brooks Automation Inc.(a)	679,539	5,680,946
Cabot Microelectronics Corp.(a)	248,472	7,970,982
Cohu Inc.	248,463	3,930,685
Cypress Semiconductor Corp. When Issued	1,615,466	8,432,733
Diodes Inc.(a)(b)	344,781	6,361,210
DSP Group Inc.(a)	296,716	2,269,877
Exar Corp.(a)	457,083	3,501,256
Kopin Corp.(a)	724,345	2,259,956
Kulicke and Soffa Industries Inc.(a)	574,647	2,591,658
Micrel Inc.	527,967	4,788,661
Microsemi Corp.(a)(b)	846,745	21,575,063
MKS Instruments Inc.(a)	525,491	10,462,526
Pericom Semiconductor Corp.(a)	270,378	2,838,969
Photronics Inc.(a)	449,644	845,331
Rudolph Technologies Inc.(a)	328,476	2,752,629
Skyworks Solutions Inc.(a)(b)	1,761,553	14,726,583
Standard Microsystems Corp.(a)	237,824	5,940,844
Supertex Inc.(a)	137,549	3,873,380
TriQuint Semiconductor Inc.(a)	1,545,884	7,404,784
Ultratech Inc.(a)	250,288	3,028,485
Varian Semiconductor Equipment Associates Inc.(a)	775,542	19,481,615
Veeco Instruments Inc.(a)	343,678	5,089,871

		157,113,679
SOFTWARE – 3.69%
Allscripts Healthcare Solutions Inc.(a)(b)	612,307	7,617,099
Avid Technology Inc.(a)(b)	324,636	7,810,742
Blackbaud Inc.	465,409	8,586,796
Captaris Inc.(a)	281,109	1,295,912
Concur Technologies Inc.(a)(b)	458,791	17,553,344
CSG Systems International Inc.(a)	373,296	6,543,879
Digi International Inc.(a)	273,360	2,788,272
Eclipsys Corp.(a)	580,734	12,166,377
Epicor Software Corp.(a)(b)	636,527	5,022,198
EPIQ Systems Inc.(a)	379,400	5,159,840
Informatica Corp.(a)	950,683	12,349,372
JDA Software Group Inc.(a)	290,756	4,422,399
ManTech International Corp. Class A(a)	221,537	13,134,929
Omnicell Inc.(a)	332,782	4,376,083
Phase Forward Inc.(a)	457,148	9,558,965
Phoenix Technologies Ltd.(a)	299,750	2,395,003
Progress Software Corp.(a)	439,533	11,423,463
Quality Systems Inc.(b)	189,808	8,021,286
Smith Micro Software Inc.(a)	296,973	2,108,508
SPSS Inc.(a)	193,544	5,682,452
SYNNEX Corp.(a)(b)	198,492	4,434,311
Take-Two Interactive Software Inc.	828,798	13,592,287
THQ Inc.(a)	712,887	8,583,159

		174,626,676
STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	372,245	7,195,496

		7,195,496
TELECOMMUNICATIONS – 2.09%
Adaptec Inc.(a)	1,289,747	4,230,370
Anixter International Inc.(a)(b)	318,926	18,979,286

Applied Signal Technology Inc.	136,407	2,370,754
ARRIS Group Inc.(a)	1,311,142	10,135,128
Black Box Corp.	187,122	6,461,323
Comtech Telecommunications Corp.(a)(b)	259,014	12,753,849
FairPoint Communications Inc.	950,905	8,244,346
General Communication Inc. Class A(a)	472,932	4,379,350
Harmonic Inc.(a)(b)	1,012,342	8,554,290
NETGEAR Inc.(a)	378,753	5,681,295
Network Equipment Technologies Inc.(a)	309,224	1,057,546
Newport Corp.(a)(b)	386,441	4,165,834
Novatel Wireless Inc.(a)(b)	337,724	2,046,607
Symmetricom Inc.(a)	480,583	2,388,498
Tollgrade Communications Inc.(a)	141,438	594,040
Viasat Inc.(a)	288,825	6,810,494

		98,853,010
TEXTILES – 0.28%
G&K Services Inc. Class A	201,944	6,674,249
UniFirst Corp.	152,739	6,581,524

		13,255,773
TOYS, GAMES & HOBBIES – 0.23%
JAKKS Pacific Inc.(a)(b)	293,015	7,299,004
RC2 Corp.(a)	184,082	3,681,640

		10,980,644
TRANSPORTATION – 2.50%
Arkansas Best Corp.(b)	270,108	9,099,939
Bristow Group Inc.(a)	310,660	10,512,734
Forward Air Corp.	308,764	8,407,644
Heartland Express Inc.	595,717	9,245,528
Hub Group Inc. Class A(a)(b)	402,194	15,142,604
Kirby Corp.(a)	577,039	21,892,860
Knight Transportation Inc.	622,297	10,560,380
Landstar System Inc.	565,455	24,913,947
Old Dominion Freight Line Inc.(a)	294,720	8,352,365

		118,128,001
WATER – 0.15%
American States Water Co.	184,318	7,096,243

		7,096,243

TOTAL COMMON STOCKS
(Cost: $5,947,629,035)		4,720,915,613

Security	Shares	Value

SHORT-TERM INVESTMENTS – 13.75%

MONEY MARKET FUNDS – 13.75%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	2,479,607	2,479,607
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	648,537,815	648,537,815

		651,017,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $651,017,422)		651,017,422

TOTAL INVESTMENTS IN SECURITIES – 113.49%
(Cost: $6,598,646,457)	5,371,933,035
Other Assets, Less Liabilities – (13.49)%	(638,411,928)

NET ASSETS – 100.00%	$4,733,521,107

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.99%

ADVERTISING – 0.29%
inVentiv Health Inc.(a)	241,370	$4,262,594

		4,262,594
AEROSPACE & DEFENSE – 3.97%
AAR Corp.(a)(b)	281,505	4,670,168
Curtiss-Wright Corp.	326,229	14,827,108
Esterline Technologies Corp.(a)	92,616	3,666,667
GenCorp Inc.(a)	99,345	669,585
Moog Inc. Class A(a)	158,170	6,782,330
Orbital Sciences Corp.(a)	426,047	10,212,347
Teledyne Technologies Inc.(a)	259,294	14,821,245
Triumph Group Inc.	47,655	2,178,310

		57,827,760
AGRICULTURE – 0.14%
Andersons Inc. (The)	59,211	2,085,411

		2,085,411
AIRLINES – 0.27%
SkyWest Inc.	244,515	3,907,350

		3,907,350
APPAREL – 2.84%
Crocs Inc.(a)(b)	602,217	2,155,937
Deckers Outdoor Corp.(a)	94,842	9,871,155
Gymboree Corp.(a)	210,728	7,480,844
Iconix Brand Group Inc.(a)(b)	117,677	1,539,215
K-Swiss Inc. Class A	194,864	3,390,634
Perry Ellis International Inc.(a)	32,726	487,945
Quiksilver Inc.(a)	646,026	3,708,189
SKECHERS U.S.A. Inc. Class A(a)	94,262	1,586,429
True Religion Apparel Inc.(a)(b)	132,904	3,435,568
Volcom Inc.(a)	115,132	1,989,481
Wolverine World Wide Inc.	217,144	5,745,630

		41,391,027
AUTO PARTS & EQUIPMENT – 0.12%
ATC Technology Corp.(a)	62,675	1,487,904
Spartan Motors Inc.	91,931	292,341

		1,780,245
BANKS – 3.37%
Boston Private Financial Holdings Inc.	208,184	1,819,528
Cascade Bancorp(b)	130,706	1,161,976
East West Bancorp Inc.	285,970	3,917,789
First Financial Bankshares Inc.	43,835	2,274,160
Glacier Bancorp Inc.	180,495	4,470,861
Hancock Holding Co.	68,481	3,492,531
Nara Bancorp Inc.	161,979	1,814,165

PrivateBancorp Inc.(b)	198,624	8,274,676
Prosperity Bancshares Inc.	142,988	4,860,162
Signature Bank(a)	132,802	4,632,134
UCBH Holdings Inc.	802,692	5,145,256
UMB Financial Corp.	59,973	3,149,782
Wilshire Bancorp Inc.	141,029	1,716,323
Wintrust Financial Corp.	80,751	2,370,042

		49,099,385
BEVERAGES – 0.66%
Boston Beer Co. Inc. Class A(a)	72,496	3,442,835
Green Mountain Coffee Roasters Inc.(a)(b)	126,746	4,986,188
Peet’s Coffee & Tea Inc.(a)	41,668	1,163,371

		9,592,394
BIOTECHNOLOGY – 1.56%
ArQule Inc.(a)	75,545	243,255
CryoLife Inc.(a)	57,068	748,732
Enzo Biochem Inc.(a)	77,729	853,464
Integra LifeSciences Holdings Corp.(a)(b)	141,583	6,233,899
Martek Biosciences Corp.	240,648	7,561,160
Regeneron Pharmaceuticals Inc.(a)	218,421	4,768,130
Savient Pharmaceuticals Inc.(a)	154,595	2,305,011

		22,713,651
BUILDING MATERIALS – 1.01%
Drew Industries Inc.(a)(b)	142,235	2,433,641
Quanex Building Products Corp.	114,999	1,752,585
Simpson Manufacturing Co. Inc.(b)	271,914	7,366,150
Texas Industries Inc.	76,055	3,107,607

		14,659,983
CHEMICALS – 0.66%
Balchem Corp.	132,099	3,523,080
NewMarket Corp.	91,203	4,793,630
Zep Inc.	77,630	1,369,393

		9,686,103
COMMERCIAL SERVICES – 6.34%
Aaron Rents Inc.	240,188	6,501,889
AMN Healthcare Services Inc.(a)	245,191	4,308,006
Arbitron Inc.(b)	192,775	8,615,115
Bankrate Inc.(a)(b)	100,934	3,927,342
Bowne & Co. Inc.	71,009	820,154
Chemed Corp.	96,552	3,964,425
Coinstar Inc.(a)	205,152	6,564,864
Consolidated Graphics Inc.(a)	31,623	959,126
Healthcare Services Group Inc.	168,552	3,082,816
HealthSpring Inc.(a)	130,119	2,753,318
Hillenbrand Inc.	263,142	5,304,943
HMS Holdings Corp.(a)	109,272	2,618,157
Kendle International Inc.(a)(b)	96,263	4,303,919
Landauer Inc.	27,066	1,969,051
MAXIMUS Inc.	62,367	2,297,600
Midas Inc.(a)	26,603	366,057
PAREXEL International Corp.(a)	156,395	4,482,281
PharmaNet Development Group Inc.(a)	141,632	1,022,583
Pre-Paid Legal Services Inc.(a)	55,850	2,304,371
Rewards Network Inc.(a)	108,110	542,712
Ticketmaster Entertainment Inc.(a)	173,069	1,857,030
TrueBlue Inc.(a)	164,010	2,650,402
Universal Technical Institute Inc.(a)	156,840	2,675,690
Watson Wyatt Worldwide Inc.	204,291	10,159,391

Wright Express Corp.(a)	282,001	8,417,730

		92,468,972
COMPUTERS – 3.37%
CACI International Inc. Class A(a)	219,907	11,017,341
Catapult Communications Corp.(a)	37,226	179,057
Hutchinson Technology Inc.(a)(b)	95,113	1,101,409
Manhattan Associates Inc.(a)	110,509	2,468,771
Mercury Computer Systems Inc.(a)	69,230	616,147
MICROS Systems Inc.(a)	586,287	15,630,411
MTS Systems Corp.	66,589	2,803,397
Radiant Systems Inc.(a)	70,157	609,664
RadiSys Corp.(a)	63,723	548,018
SI International Inc.(a)	64,673	1,943,424
Stratasys Inc.(a)(b)	152,692	2,667,529
Sykes Enterprises Inc.(a)	87,417	1,919,677
Synaptics Inc.(a)(b)	139,540	4,216,899
Tyler Technologies Inc.(a)	226,771	3,440,116

		49,161,860
COSMETICS & PERSONAL CARE – 0.73%
Chattem Inc.(a)(b)	136,373	10,661,641

		10,661,641
DISTRIBUTION & WHOLESALE – 2.27%
Brightpoint Inc.(a)	373,781	2,691,223
LKQ Corp.(a)	985,124	16,717,554
Pool Corp.(b)	347,947	8,117,604
ScanSource Inc.(a)(b)	191,475	5,512,565

		33,038,946
DIVERSIFIED FINANCIAL SERVICES – 2.84%
Greenhill & Co. Inc.(b)	127,138	9,376,427
Investment Technology Group Inc.(a)	193,203	5,879,167
National Financial Partners Corp.(b)	213,532	3,202,980
optionsXpress Holdings Inc.	309,764	6,015,617
Portfolio Recovery Associates Inc.(a)(b)	111,619	5,428,032
Stifel Financial Corp.(a)	102,122	5,095,888
TradeStation Group Inc.(a)	233,896	2,186,928
World Acceptance Corp.(a)(b)	118,922	4,281,192

		41,466,231
ELECTRIC – 0.17%
El Paso Electric Co.(a)	117,304	2,463,384

		2,463,384
ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Greatbatch Inc.(a)(b)	89,761	2,202,735
Littelfuse Inc.(a)	75,686	2,250,145
Magnetek Inc.(a)	72,601	294,034
Vicor Corp.	38,874	345,201

		5,092,115
ELECTRONICS – 4.39%
Analogic Corp.	34,103	1,696,965
Bel Fuse Inc. Class B	42,899	1,221,335
Brady Corp. Class A	219,124	7,730,695
Checkpoint Systems Inc.(a)	103,896	1,955,323
Cubic Corp.	64,247	1,579,834
Cymer Inc.(a)(b)	81,859	2,073,488
Daktronics Inc.	246,852	4,112,554
Dionex Corp.(a)	131,531	8,358,795
FARO Technologies Inc.(a)	121,327	2,471,431

II-VI Inc.(a)	131,871	5,098,133
Itron Inc.(a)(b)	149,557	13,240,281
LoJack Corp.(a)	126,289	844,873
Plexus Corp.(a)	102,710	2,126,097
Rogers Corp.(a)	74,427	2,752,310
Sonic Solutions Inc.(a)(b)	193,421	851,052
TTM Technologies Inc.(a)	143,182	1,420,365
Woodward Governor Co.	182,312	6,430,144

		63,963,675
ENERGY - ALTERNATE SOURCES – 0.28%
Headwaters Inc.(a)	305,176	4,074,100

		4,074,100
ENTERTAINMENT – 0.14%
Shuffle Master Inc.(a)	403,786	2,055,271

		2,055,271
ENVIRONMENTAL CONTROL – 1.77%
Darling International Inc.(a)	232,034	2,577,898
Tetra Tech Inc.(a)	164,162	3,949,738
Waste Connections Inc.(a)	563,359	19,323,213

		25,850,849
FOOD – 1.93%
Flowers Foods Inc.	412,938	12,123,860
Hain Celestial Group Inc.(a)	143,017	3,937,258
J&J Snack Foods Corp.	47,514	1,611,200
Sanderson Farms Inc.	73,545	2,702,043
United Natural Foods Inc.(a)	311,535	7,785,260

		28,159,621
FOREST PRODUCTS & PAPER – 0.34%
Deltic Timber Corp.	76,996	4,900,025

		4,900,025
HAND & MACHINE TOOLS – 0.23%
Baldor Electric Co.	114,188	3,289,756

		3,289,756
HEALTH CARE - PRODUCTS – 7.08%
Abaxis Inc.(a)	158,314	3,118,786
American Medical Systems Holdings Inc.(a)(b)	530,903	9,428,837
ArthroCare Corp.(a)(b)	108,375	3,004,155
BIOLASE Technology Inc.(a)	105,035	198,516
CONMED Corp.(a)	75,239	2,407,648
Cooper Companies Inc. (The)	326,917	11,363,635
Cyberonics Inc.(a)	82,816	1,407,872
Haemonetics Corp.(a)	184,515	11,388,266
ICU Medical Inc.(a)	91,396	2,779,352
Immucor Inc.(a)	510,009	16,299,888
Kensey Nash Corp.(a)	84,543	2,659,723
LCA-Vision Inc.(b)	134,899	625,931
Mentor Corp.(b)	132,557	3,162,810
Meridian Bioscience Inc.	178,291	5,177,571
Merit Medical Systems Inc.(a)	202,573	3,802,295
Natus Medical Inc.(a)	104,993	2,379,141
Palomar Medical Technologies Inc.(a)	131,216	1,766,167
PSS World Medical Inc.(a)(b)	293,811	5,729,315
SurModics Inc.(a)(b)	110,337	3,474,512
Symmetry Medical Inc.(a)	169,142	3,139,276
Vital Sign Inc.	29,000	2,143,100
West Pharmaceutical Services Inc.	108,689	5,306,197

Zoll Medical Corp.(a)	74,913	2,451,153

		103,214,146
HEALTH CARE - SERVICES – 4.37%
Air Methods Corp.(a)	78,165	2,212,851
Amedisys Inc.(a)(b)	194,727	9,477,363
AMERIGROUP Corp.(a)	127,218	3,210,982
AmSurg Corp.(a)	229,899	5,855,528
Centene Corp.(a)	128,839	2,642,488
Healthways Inc.(a)	244,101	3,937,349
LHC Group Inc.(a)	107,685	3,066,869
Magellan Health Services Inc.(a)	159,428	6,546,114
Molina Healthcare Inc.(a)	103,812	3,218,172
Odyssey Healthcare Inc.(a)	107,398	1,090,090
Pediatrix Medical Group Inc.(a)	331,305	17,863,966
Sunrise Senior Living Inc.(a)(b)	329,613	4,545,363

		63,667,135
HOME BUILDERS – 0.78%
Meritage Homes Corp.(a)	222,994	5,507,952
Standard-Pacific Corp.(a)	836,683	4,108,114
Winnebago Industries Inc.(b)	141,584	1,829,265

		11,445,331
HOME FURNISHINGS – 0.10%
Universal Electronics Inc.(a)	56,678	1,415,816

		1,415,816
HOUSEHOLD PRODUCTS & WARES – 0.78%
Fossil Inc.(a)(b)	329,420	9,299,527
WD-40 Co.	58,567	2,104,312

		11,403,839
HOUSEWARES – 0.73%
Toro Co. (The)	258,046	10,657,300

		10,657,300
INSURANCE – 3.16%
Delphi Financial Group Inc. Class A	206,870	5,800,635
Hilb Rogal & Hobbs Co.	170,096	7,950,287
Infinity Property and Casualty Corp.	111,243	4,583,212
Navigators Group Inc. (The)(a)	48,202	2,795,716
ProAssurance Corp.(a)	160,615	8,994,440
RLI Corp.	72,126	4,478,303
Tower Group Inc.	69,323	1,633,250
Zenith National Insurance Corp.	270,645	9,916,433

		46,152,276
INTERNET – 3.14%
Blue Coat Systems Inc.(a)	121,795	1,728,271
Blue Nile Inc.(a)(b)	56,126	2,406,122
CyberSource Corp.(a)	272,690	4,393,036
DealerTrack Holdings Inc.(a)	296,030	4,985,145
InfoSpace Inc.	251,167	2,725,162
j2 Global Communications Inc.(a)	318,321	7,432,795
Knot Inc. (The)(a)	114,336	954,706
NutriSystem Inc.(b)	214,828	3,806,752
Perficient Inc.(a)	119,534	793,706
Secure Computing Corp.(a)	495,565	2,715,696
Stamps.com Inc.(a)	84,079	981,202
United Online Inc.	590,290	5,554,629
Websense Inc.(a)(b)	327,373	7,316,787

		45,794,009

IRON & STEEL – 0.07%
Olympic Steel Inc.	36,068	1,063,645

		1,063,645
LEISURE TIME – 1.57%
Interval Leisure Group Inc.(a)	59,873	622,679
Multimedia Games Inc.(a)	87,349	378,221
Polaris Industries Inc.(b)	235,943	10,733,047
WMS Industries Inc.(a)	364,374	11,138,913

		22,872,860
LODGING – 0.06%
Monarch Casino & Resort Inc.(a)	83,276	948,514

		948,514
MACHINERY – 1.45%
Albany International Corp. Class A	71,448	1,952,674
Astec Industries Inc.(a)	54,390	1,676,844
Cascade Corp.	32,628	1,429,433
Gardner Denver Inc.(a)	235,901	8,190,483
Intevac Inc.(a)	158,429	1,685,685
Lindsay Corp.(b)	48,532	3,530,703
Robbins & Myers Inc.	85,566	2,646,556

		21,112,378
MANUFACTURING – 1.31%
Ceradyne Inc.(a)	190,887	6,997,917
CLARCOR Inc.	199,123	7,556,718
EnPro Industries Inc.(a)(b)	78,570	2,919,661
Myers Industries Inc.	102,473	1,292,185
Sturm, Ruger & Co. Inc.(a)	45,329	314,583

		19,081,064
MEDIA – 0.05%
A.H. Belo Corp. Class A	30,455	157,148
E.W. Scripps Co. (The) Class A	52,003	367,661
Radio One Inc. Class D(a)	313,244	234,933

		759,742
METAL FABRICATE & HARDWARE – 0.65%
Kaydon Corp.	93,097	4,194,951
Valmont Industries Inc.	63,625	5,261,151

		9,456,102
MINING – 0.68%
AMCOL International Corp.	102,947	3,218,123
Brush Engineered Materials Inc.(a)	148,314	2,754,191
Century Aluminum Co.(a)	88,235	2,443,227
RTI International Metals Inc.(a)	80,271	1,570,101

		9,985,642
MISCELLANEOUS - MANUFACTURING – 0.07%
John Bean Technologies Corp.(a)	80,190	1,015,205

		1,015,205
OFFICE FURNISHINGS – 0.10%
Interface Inc. Class A	127,167	1,445,889

		1,445,889
OIL & GAS – 5.33%
Atwood Oceanics Inc.(a)	198,340	7,219,576
Penn Virginia Corp.	303,958	16,243,516

Petroleum Development Corp.(a)	107,922	4,788,499
PetroQuest Energy Inc.(a)	220,681	3,387,453
Pioneer Drilling Co.(a)	191,815	2,551,140
St. Mary Land & Exploration Co.	451,761	16,105,280
Stone Energy Corp.(a)	102,960	4,358,297
Swift Energy Co.(a)(b)	152,422	5,897,207
Unit Corp.(a)	343,228	17,099,619

		77,650,587
OIL & GAS SERVICES – 3.82%
Basic Energy Services Inc.(a)	168,219	3,583,065
CARBO Ceramics Inc.	148,320	7,654,795
Dril-Quip Inc.(a)(b)	221,859	9,626,462
Gulf Island Fabrication Inc.	55,015	1,896,367
Hornbeck Offshore Services Inc.(a)(b)	167,188	6,456,801
ION Geophysical Corp.(a)	218,515	3,100,728
Lufkin Industries Inc.	55,164	4,377,263
Matrix Service Co.(a)	79,595	1,520,265
NATCO Group Inc. Class A(a)	74,834	3,006,830
SEACOR Holdings Inc.(a)(b)	80,294	6,339,211
Superior Well Services Inc.(a)	119,989	3,036,922
Tetra Technologies Inc.(a)	364,178	5,043,865

		55,642,574
PHARMACEUTICALS – 2.59%
Cubist Pharmaceuticals Inc.(a)	300,107	6,671,379
HealthExtras Inc.(a)	276,387	7,219,228
Mannatech Inc.(b)	112,834	451,336
Noven Pharmaceuticals Inc.(a)	94,171	1,099,917
Par Pharmaceutical Companies Inc.(a)(b)	250,892	3,083,463
PetMed Express Inc.(a)	172,296	2,705,047
PharMerica Corp.(a)	221,111	4,972,786
Salix Pharmaceuticals Ltd.(a)	199,159	1,276,609
Sciele Pharma Inc.(b)	226,707	6,980,309
ViroPharma Inc.(a)(b)	254,232	3,335,524

		37,795,598
REAL ESTATE – 0.13%
Forestar Real Estate Group Inc.(a)	127,099	1,874,710

		1,874,710
REAL ESTATE INVESTMENT TRUSTS – 0.55%
Cedar Shopping Centers Inc.	97,068	1,283,239
Extra Space Storage Inc.(b)	238,191	3,658,614
LaSalle Hotel Properties	132,298	3,085,189

		8,027,042
RETAIL – 7.91%
Buckle Inc. (The)	49,959	2,774,723
Buffalo Wild Wings Inc.(a)(b)	51,826	2,085,478
California Pizza Kitchen Inc.(a)	112,377	1,446,292
Casey’s General Store Inc.	169,734	5,120,875
Cash America International Inc.	114,073	4,111,191
CBRL Group Inc.(b)	94,991	2,498,263
CEC Entertainment Inc.(a)	164,533	5,462,496
Charlotte Russe Holding Inc.(a)	85,043	871,691
Children’s Place Retail Stores Inc. (The)(a)	122,727	4,092,945
Christopher & Banks Corp.	257,468	1,974,780
DineEquity Inc.(b)	46,115	777,499
Dress Barn Inc.(a)(b)	328,745	5,026,511
First Cash Financial Services Inc.(a)	186,959	2,804,385
Genesco Inc.(a)(b)	91,992	3,079,892
Hibbett Sports Inc.(a)(b)	206,909	4,142,318

Hot Topic Inc.(a)	187,829	1,241,550
HSN Inc.(a)	158,882	1,749,291
Jack in the Box Inc.(a)	263,726	5,564,619
Jos. A. Bank Clothiers Inc.(a)(b)	132,147	4,440,139
Men’s Wearhouse Inc. (The)	210,109	4,462,715
Movado Group Inc.	54,878	1,226,523
P.F. Chang’s China Bistro Inc.(a)(b)	172,790	4,067,477
Panera Bread Co. Class A(a)(b)	221,279	11,263,101
Papa John’s International Inc.(a)	157,258	4,271,127
Red Robin Gourmet Burgers Inc.(a)(b)	68,785	1,843,438
Ruth’s Hospitality Group Inc.(a)	69,835	274,452
Select Comfort Corp.(a)	327,179	539,845
Sonic Corp.(a)(b)	438,379	6,387,182
Stage Stores Inc.	281,171	3,840,796
Texas Roadhouse Inc. Class A(a)(b)	221,717	1,993,236
Tractor Supply Co.(a)	232,932	9,794,791
Tween Brands Inc.(a)	95,531	935,248
World Fuel Services Corp.	121,218	2,791,651
Zumiez Inc.(a)	145,326	2,394,972

		115,351,492
SEMICONDUCTORS – 2.14%
ATMI Inc.(a)	88,628	1,593,531
Cabot Microelectronics Corp.(a)	101,437	3,254,099
Cypress Semiconductor Corp. When Issued	319,367	1,667,096
Diodes Inc.(a)(b)	234,539	4,327,245
DSP Group Inc.(a)	94,931	726,222
Kopin Corp.(a)	176,285	550,009
Microsemi Corp.(a)(b)	270,799	6,899,959
Pericom Semiconductor Corp.(a)	66,371	696,896
Skyworks Solutions Inc.(a)(b)	347,680	2,906,605
Standard Microsystems Corp.(a)	69,596	1,738,508
Supertex Inc.(a)	42,958	1,209,697
Varian Semiconductor Equipment Associates Inc.(a)	221,647	5,567,773

		31,137,640
SOFTWARE – 4.99%
Allscripts Healthcare Solutions Inc.(a)	187,508	2,332,600
Avid Technology Inc.(a)(b)	125,907	3,029,322
Blackbaud Inc.	316,619	5,841,621
Concur Technologies Inc.(a)(b)	312,145	11,942,668
CSG Systems International Inc.(a)	96,545	1,692,434
Digi International Inc.(a)	82,149	837,920
Eclipsys Corp.(a)	134,377	2,815,198
Epicor Software Corp.(a)(b)	432,975	3,416,173
EPIQ Systems Inc.(a)	258,077	3,509,847
Informatica Corp.(a)	258,777	3,361,513
JDA Software Group Inc.(a)	71,256	1,083,804
ManTech International Corp. Class A(a)	88,936	5,273,015
Omnicell Inc.(a)	94,905	1,248,001
Phase Forward Inc.(a)	115,115	2,407,055
Phoenix Technologies Ltd.(a)	71,454	570,917
Progress Software Corp.(a)	173,459	4,508,199
Quality Systems Inc.(b)	129,127	5,456,907
Smith Micro Software Inc.(a)	202,371	1,436,834
SPSS Inc.(a)	131,654	3,865,361
Take-Two Interactive Software Inc.	304,529	4,994,276
THQ Inc.(a)	261,942	3,153,782

		72,777,447
STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.(a)(b)	139,309	2,692,843

		2,692,843

TELECOMMUNICATIONS – 1.95%
Anixter International Inc.(a)(b)	88,979	5,295,140
Comtech Telecommunications Corp.(a)(b)	176,217	8,676,925
FairPoint Communications Inc.	446,407	3,870,349
General Communication Inc. Class A(a)	202,276	1,873,076
NETGEAR Inc.(a)(b)	257,449	3,861,735
Network Equipment Technologies Inc.(a)	64,216	219,619
Viasat Inc.(a)	196,480	4,632,998

		28,429,842
TOYS, GAMES & HOBBIES – 0.28%
JAKKS Pacific Inc.(a)	97,702	2,433,757
RC2 Corp.(a)	82,474	1,649,480

		4,083,237
TRANSPORTATION – 3.93%
Bristow Group Inc.(a)	118,374	4,005,776
Forward Air Corp.	210,051	5,719,689
Heartland Express Inc.	405,268	6,289,759
Hub Group Inc. Class A(a)	128,627	4,842,807
Kirby Corp.(a)	235,576	8,937,753
Knight Transportation Inc.	423,362	7,184,453
Landstar System Inc.	384,722	16,950,851
Old Dominion Freight Line Inc.(a)	118,313	3,352,990

		57,284,078

TOTAL COMMON STOCKS
(Cost: $1,655,297,147)		1,457,890,332

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.13%

MONEY MARKET FUNDS – 14.13%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	756,396	756,396
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	205,292,689	205,292,689

		206,049,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,049,085)		206,049,085

TOTAL INVESTMENTS IN SECURITIES – 114.12%
(Cost: $1,861,346,232)		1,663,939,417
Other Assets, Less Liabilities – (14.12)%		(205,848,921)

NET ASSETS – 100.00%		$1,458,090,496

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

AEROSPACE & DEFENSE – 1.22%
Esterline Technologies Corp.(a)	106,369	$4,211,149
GenCorp Inc.(a)(b)	220,797	1,488,172
Kaman Corp.	159,876	4,553,268
Moog Inc. Class A(a)	131,664	5,645,752
Triumph Group Inc.	61,907	2,829,769

		18,728,110
AGRICULTURE – 0.28%
Alliance One International Inc.(a)	560,520	2,129,976
Andersons Inc. (The)	62,780	2,211,112

		4,341,088
AIRLINES – 0.15%
SkyWest Inc.	147,447	2,356,203

		2,356,203
APPAREL – 0.96%
Iconix Brand Group Inc.(a)(b)	262,010	3,427,091
Maidenform Brands Inc.(a)	117,805	1,709,351
Oxford Industries Inc.	86,004	2,221,483
Perry Ellis International Inc.(a)	45,718	681,655
Quiksilver Inc.(a)	240,041	1,377,835
SKECHERS U.S.A. Inc. Class A(a)	127,515	2,146,077
Wolverine World Wide Inc.	120,284	3,182,715

		14,746,207
AUTO MANUFACTURERS – 0.12%
Wabash National Corp.	193,796	1,831,372

		1,831,372
AUTO PARTS & EQUIPMENT – 0.36%
ATC Technology Corp.(a)	78,224	1,857,038
Spartan Motors Inc.(b)	126,224	401,392
Standard Motor Products Inc.	75,562	469,996
Superior Industries International Inc.	146,009	2,797,532

		5,525,958
BANKS – 9.97%
Bank Mutual Corp.	303,662	3,446,564
Boston Private Financial Holdings Inc.	179,859	1,571,968
Cascade Bancorp(b)	62,985	559,937
Central Pacific Financial Corp.	180,872	3,040,458
Columbia Banking System Inc.	114,477	2,029,677
Community Bank System Inc.	188,482	4,740,322
Corus Bankshares Inc.(b)	196,540	795,987
East West Bancorp Inc.	152,109	2,083,893
First BanCorp (Puerto Rico)	477,577	5,282,002
First Commonwealth Financial Corp.	406,006	5,468,901
First Financial Bancorp	200,746	2,930,892

First Financial Bankshares Inc.	92,953	4,822,402
First Midwest Bancorp Inc.(b)	305,801	7,412,616
Frontier Financial Corp.(b)	296,004	3,975,334
Glacier Bancorp Inc.	183,584	4,547,376
Hancock Holding Co.	88,992	4,538,592
Hanmi Financial Corp.	234,563	1,184,543
Independent Bank Corp. (Michigan)	120,550	746,205
Irwin Financial Corp.	119,710	472,854
National Penn Bancshares Inc.	501,368	7,319,973
Old National Bancorp(b)	416,618	8,340,692
Prosperity Bancshares Inc.	134,214	4,561,934
Provident Bankshares Corp.(b)	209,202	2,031,351
Signature Bank(a)	102,047	3,559,399
South Financial Group Inc. (The)(b)	458,620	3,361,685
Sterling Bancorp	113,460	1,640,632
Sterling Bancshares Inc.	460,708	4,814,399
Sterling Financial Corp. (Washington)	327,828	4,753,506
Susquehanna Bancshares Inc.	541,546	10,570,978
TrustCo Bank Corp. NY(b)	477,514	5,591,689
UMB Financial Corp.	133,563	7,014,729
Umpqua Holdings Corp.(b)	378,300	5,564,793
United Bancshares Inc.	237,003	8,295,105
United Community Banks Inc.(b)	253,975	3,367,709
Whitney Holding Corp.	402,658	9,764,457
Wintrust Financial Corp.	79,001	2,318,679

		152,522,233
BEVERAGES – 0.07%
Peet’s Coffee & Tea Inc.(a)	39,156	1,093,236

		1,093,236
BIOTECHNOLOGY – 0.76%
ArQule Inc.(a)	112,213	361,326
Cambrex Corp.(a)	183,996	1,131,575
CryoLife Inc.(a)	126,594	1,660,913
Enzo Biochem Inc.(a)	135,857	1,491,710
Regeneron Pharmaceuticals Inc.(a)	205,020	4,475,587
Savient Pharmaceuticals Inc.(a)	163,823	2,442,601

		11,563,712
BUILDING MATERIALS – 1.74%
Apogee Enterprises Inc.	181,264	2,724,398
Lennox International Inc.	295,032	9,815,715
NCI Building Systems Inc.(a)	124,213	3,943,763
Quanex Building Products Corp.	137,443	2,094,631
Texas Industries Inc.(b)	107,499	4,392,409
Universal Forest Products Inc.	105,233	3,673,684

		26,644,600
CHEMICALS – 2.03%
A. Schulman Inc.	166,552	3,294,399
Arch Chemicals Inc.	156,583	5,527,380
Georgia Gulf Corp.(b)	189,357	473,392
H.B. Fuller Co.	304,863	6,362,491
OM Group Inc.(a)	191,837	4,316,332
OMNOVA Solutions Inc.(a)	269,450	536,205
Penford Corp.	70,973	1,255,512
PolyOne Corp.(a)	587,568	3,789,814
Quaker Chemical Corp.	66,725	1,898,993
Stepan Co.	44,853	2,447,628
Zep Inc.	64,701	1,141,326

		31,043,472

COMMERCIAL SERVICES – 4.95%
Aaron Rents Inc.	127,564	3,453,157
ABM Industries Inc.	278,206	6,076,019
Administaff Inc.	142,655	3,883,069
Bowne & Co. Inc.	108,868	1,257,425
CDI Corp.	86,863	1,939,651
Chemed Corp.	60,670	2,491,110
Consolidated Graphics Inc.(a)	42,935	1,302,219
CPI Corp.	28,645	307,934
Cross Country Healthcare Inc.(a)	193,091	3,145,452
Gevity HR Inc.	148,149	1,078,525
Healthcare Services Group Inc.	124,582	2,278,605
HealthSpring Inc.(a)	200,395	4,240,358
Heidrick & Struggles International Inc.	103,685	3,126,103
Hillenbrand Inc.	165,101	3,328,436
HMS Holdings Corp.(a)	62,872	1,506,413
Landauer Inc.	35,217	2,562,037
Live Nation Inc.(a)(b)	476,936	7,759,749
MAXIMUS Inc.	63,516	2,339,929
Midas Inc.(a)	65,187	896,973
On Assignment Inc.(a)	223,641	1,762,291
PAREXEL International Corp.(a)	211,903	6,073,140
Rewards Network Inc.(a)	76,274	382,895
Spherion Corp.(a)	333,074	1,622,070
StarTek Inc.(a)	72,358	464,538
Ticketmaster Entertainment Inc.(a)	96,012	1,030,209
TrueBlue Inc.(a)	131,357	2,122,729
Viad Corp.	132,004	3,800,395
Volt Information Sciences Inc.(a)	80,545	723,294
Watson Wyatt Worldwide Inc.	95,323	4,740,413

		75,695,138
COMPUTERS – 1.11%
Agilysys Inc.	143,545	1,448,369
Catapult Communications Corp.(a)	22,992	110,592
CIBER Inc.(a)	336,261	2,350,464
Hutchinson Technology Inc.(a)(b)	62,257	720,936
Manhattan Associates Inc.(a)	58,780	1,313,145
Mercury Computer Systems Inc.(a)	83,274	741,139
MTS Systems Corp.	49,218	2,072,078
Radiant Systems Inc.(a)	112,064	973,836
RadiSys Corp.(a)	86,800	746,480
SI International Inc.(a)	27,609	829,650
Sykes Enterprises Inc.(a)	134,587	2,955,531
Synaptics Inc.(a)(b)	91,186	2,755,641

		17,017,861
DISTRIBUTION & WHOLESALE – 1.87%
Owens & Minor Inc.	260,199	12,619,651
United Stationers Inc.(a)	147,267	7,043,781
Watsco Inc.	178,301	8,964,974

		28,628,406
DIVERSIFIED FINANCIAL SERVICES – 1.35%
Financial Federal Corp.	160,658	3,682,281
Investment Technology Group Inc.(a)	107,009	3,256,284
LaBranche & Co. Inc.(a)(b)	338,129	1,521,580
National Financial Partners Corp.	65,079	976,185
Piper Jaffray Companies(a)	99,316	4,295,417
Stifel Financial Corp.(a)	69,490	3,467,551
SWS Group Inc.	172,754	3,482,721

		20,682,019

ELECTRIC – 2.99%
ALLETE Inc.	163,789	7,288,611
Avista Corp.	336,748	7,310,799
Central Vermont Public Service Corp.	65,266	1,529,835
CH Energy Group Inc.	99,381	4,330,030
Cleco Corp.	377,630	9,535,158
El Paso Electric Co.(a)	180,663	3,793,923
UIL Holdings Corp.	158,966	5,457,303
UniSource Energy Corp.	223,420	6,521,630

		45,767,289
ELECTRICAL COMPONENTS & EQUIPMENT – 1.14%
Advanced Energy Industries Inc.(a)	205,172	2,806,753
Belden Inc.	271,358	8,626,471
C&D Technologies Inc.(a)(b)	162,140	920,955
Greatbatch Inc.(a)(b)	66,345	1,628,106
Littelfuse Inc.(a)	71,136	2,114,873
Magnetek Inc.(a)	129,846	525,876
Vicor Corp.	89,171	791,838

		17,414,872
ELECTRONICS – 4.66%
Analogic Corp.	54,832	2,728,440
Bel Fuse Inc. Class B	37,214	1,059,483
Benchmark Electronics Inc.(a)	418,708	5,895,409
Brady Corp. Class A	149,176	5,262,929
Checkpoint Systems Inc.(a)	153,180	2,882,848
CTS Corp.	212,168	2,711,507
Cubic Corp.	42,054	1,034,108
Cymer Inc.(a)(b)	115,675	2,930,048
Electro Scientific Industries Inc.(a)	170,434	2,423,571
FEI Co.(a)(b)	231,336	5,508,110
II-VI Inc.(a)(b)	40,217	1,554,789
Itron Inc.(a)(b)	86,378	7,647,044
Keithley Instruments Inc.	86,418	723,319
Methode Electronics Inc.	240,143	2,146,878
Park Electrochemical Corp.	128,775	3,121,506
Photon Dynamics Inc.(a)	112,384	1,725,094
Plexus Corp.(a)	158,152	3,273,746
Rogers Corp.(a)	48,719	1,801,629
Technitrol Inc.	258,154	3,818,098
TTM Technologies Inc.(a)	145,640	1,444,749
Watts Water Technologies Inc. Class A	183,718	5,024,687
Woodward Governor Co.	185,403	6,539,164

		71,257,156
ENGINEERING & CONSTRUCTION – 0.88%
EMCOR Group Inc.(a)(b)	411,280	10,824,890
Insituform Technologies Inc. Class A(a)(b)	176,104	2,634,516

		13,459,406
ENTERTAINMENT – 0.19%
Pinnacle Entertainment Inc.(a)(b)	377,508	2,853,960

		2,853,960
ENVIRONMENTAL CONTROL – 0.59%
Darling International Inc.(a)	314,433	3,493,351
Tetra Tech Inc.(a)	232,021	5,582,425

		9,075,776
FOOD – 2.00%
Flowers Foods Inc.	146,172	4,291,610
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	189,737	2,052,954

Hain Celestial Group Inc.(a)(b)	128,972	3,550,599
J&J Snack Foods Corp.	48,186	1,633,987
Lance Inc.	198,182	4,496,750
Nash Finch Co.(b)	80,509	3,471,548
Sanderson Farms Inc.	46,004	1,690,187
Spartan Stores Inc.	139,032	3,459,116
TreeHouse Foods Inc.(a)	197,982	5,880,065

		30,526,816
FOREST PRODUCTS & PAPER – 1.21%
Buckeye Technologies Inc.(a)	246,968	2,022,668
Neenah Paper Inc.	92,037	1,822,333
Rock-Tenn Co. Class A	240,242	9,604,875
Schweitzer-Mauduit International Inc.	98,817	1,876,535
Wausau Paper Corp.	307,211	3,112,047

		18,438,458
GAS – 6.76%
Atmos Energy Corp.	570,339	15,182,424
Laclede Group Inc. (The)	138,314	6,706,846
New Jersey Resources Corp.	264,562	9,495,130
Northwest Natural Gas Co.	166,390	8,652,280
Piedmont Natural Gas Co.(b)	461,164	14,738,801
South Jersey Industries Inc.	187,143	6,681,005
Southern Union Co.	780,504	16,117,408
Southwest Gas Corp.	274,011	8,291,573
UGI Corp.	677,433	17,464,223

		103,329,690
HAND & MACHINE TOOLS – 0.93%
Baldor Electric Co.	192,001	5,531,549
Regal Beloit Corp.	202,764	8,621,525

		14,153,074
HEALTH CARE - PRODUCTS – 2.45%
ArthroCare Corp.(a)(b)	73,885	2,048,092
BIOLASE Technology Inc.(a)	60,445	114,241
CONMED Corp.(a)(b)	115,873	3,707,936
Cyberonics Inc.(a)	74,161	1,260,737
Datascope Corp.	83,751	4,324,064
Invacare Corp.	201,836	4,872,321
Mentor Corp.(b)	97,977	2,337,731
Meridian Bioscience Inc.	98,750	2,867,700
Natus Medical Inc.(a)	84,022	1,903,939
Osteotech Inc.(a)	112,064	477,393
PSS World Medical Inc.(a)(b)	137,042	2,672,319
Symmetry Medical Inc.(a)	78,938	1,465,089
Vital Sign Inc.	25,161	1,859,398
West Pharmaceutical Services Inc.	110,541	5,396,612
Zoll Medical Corp.(a)	67,543	2,210,007

		37,517,579
HEALTH CARE - SERVICES – 1.76%
AMERIGROUP Corp.(a)	223,729	5,646,920
Centene Corp.(a)	160,620	3,294,316
Gentiva Health Services Inc.(a)	180,230	4,855,396
Magellan Health Services Inc.(a)	117,677	4,831,818
MedCath Corp.(a)	123,235	2,208,371
Odyssey Healthcare Inc.(a)	113,844	1,155,517
RehabCare Group Inc.(a)	113,782	2,059,454
Res-Care Inc.(a)	161,018	2,920,867

		26,972,659

HOME BUILDERS – 0.49%
Champion Enterprises Inc.(a)(b)	489,780	2,718,279
Fleetwood Enterprises Inc.(a)(b)	481,354	495,795
M/I Homes Inc.	88,082	2,006,508
Monaco Coach Corp.	187,316	365,266
Skyline Corp.	42,880	1,133,318
Winnebago Industries Inc.(b)	60,532	782,073

		7,501,239
HOME FURNISHINGS – 0.71%
Audiovox Corp. Class A(a)	116,162	1,088,438
Bassett Furniture Industries Inc.	73,461	628,092
Ethan Allen Interiors Inc.(b)	180,750	5,064,615
La-Z-Boy Inc.(b)	326,756	3,045,366
Universal Electronics Inc.(a)	38,146	952,887

		10,779,398
HOUSEHOLD PRODUCTS & WARES – 0.43%
Central Garden & Pet Co. Class A(a)	447,675	2,663,666
Russ Berrie and Co. Inc.(a)	106,199	814,546
Spectrum Brands Inc.(a)	253,357	352,166
Standard Register Co. (The)	79,757	785,606
WD-40 Co.	52,885	1,900,158

		6,516,142
HOUSEWARES – 0.20%
Libbey Inc.	93,149	792,698
National Presto Industries Inc.	30,141	2,245,505

		3,038,203
INSURANCE – 2.65%
Delphi Financial Group Inc. Class A	80,661	2,261,734
Hilb Rogal & Hobbs Co.	80,438	3,759,672
LandAmerica Financial Group Inc.(b)	97,635	2,367,649
Navigators Group Inc. (The)(a)	41,820	2,425,560
Presidential Life Corp.	136,107	2,149,130
ProAssurance Corp.(a)	71,700	4,015,200
RLI Corp.	49,096	3,048,371
Safety Insurance Group Inc.	102,557	3,889,987
Selective Insurance Group Inc.	331,590	7,600,043
Stewart Information Services Corp.	114,253	3,399,027
Tower Group Inc.	67,819	1,597,816
United Fire & Casualty Co.	141,713	4,051,575

		40,565,764
INTERNET – 0.62%
Blue Coat Systems Inc.(a)	139,646	1,981,577
Blue Nile Inc.(a)(b)	43,185	1,851,341
CyberSource Corp.(a)	201,316	3,243,201
Knot Inc. (The)(a)	80,089	668,743
PCTEL Inc.	121,078	1,128,447
Perficient Inc.(a)	99,758	662,393

		9,535,702
IRON & STEEL – 0.29%
Gibraltar Industries Inc.	169,693	3,174,956
Material Sciences Corp.(a)	74,755	429,841
Olympic Steel Inc.	25,554	753,587

		4,358,384
LEISURE TIME – 0.70%
Arctic Cat Inc.	75,269	688,711
Brunswick Corp.	551,432	7,052,815

Interval Leisure Group Inc.(a)	194,427	2,022,041
Multimedia Games Inc.(a)	70,777	306,464
Nautilus Inc.(a)	145,417	664,556

		10,734,587
LODGING – 0.14%
Marcus Corp.	133,040	2,139,283

		2,139,283
MACHINERY – 2.34%
Albany International Corp. Class A	105,344	2,879,052
Applied Industrial Technologies Inc.	229,127	6,170,390
Astec Industries Inc.(a)	76,827	2,368,576
Briggs & Stratton Corp.	313,601	5,074,064
Cascade Corp.	25,103	1,099,762
Cognex Corp.	264,165	5,325,566
Gardner Denver Inc.(a)	130,693	4,537,661
Gerber Scientific Inc.(a)	150,448	1,375,095
Lindsay Corp.(b)	34,418	2,503,910
Robbins & Myers Inc.	143,881	4,450,239

		35,784,315
MANUFACTURING – 2.55%
A.O. Smith Corp.	142,080	5,568,115
Acuity Brands Inc.	255,895	10,686,175
Barnes Group Inc.	274,089	5,542,080
CLARCOR Inc.	146,965	5,577,322
EnPro Industries Inc.(a)(b)	58,074	2,158,030
Griffon Corp.(a)(b)	259,530	2,340,961
Lydall Inc.(a)	104,898	1,010,168
Myers Industries Inc.	88,892	1,120,928
Standex International Corp.	78,778	2,186,090
Sturm, Ruger & Co. Inc.(a)	90,961	631,269
Tredegar Corp.	121,053	2,153,533

		38,974,671
MEDIA – 0.14%
A.H. Belo Corp. Class A	84,531	436,180
E.W. Scripps Co. (The) Class A	139,375	985,381
4Kids Entertainment Inc.(a)	74,743	527,686
Radio One Inc. Class D(a)	236,059	177,044

		2,126,291
METAL FABRICATE & HARDWARE – 1.10%
A.M. Castle & Co.	105,203	1,817,908
Kaydon Corp.	94,690	4,266,731
Lawson Products Inc.	26,350	728,578
Mueller Industries Inc.	233,780	5,379,278
Valmont Industries Inc.	55,128	4,558,534

		16,751,029
MINING – 0.49%
AMCOL International Corp.	52,494	1,640,962
Century Aluminum Co.(a)	155,175	4,296,796
RTI International Metals Inc.(a)	75,434	1,475,489

		7,413,247
MISCELLANEOUS - MANUFACTURING – 0.09%
John Bean Technologies Corp.(a)	104,306	1,320,514

		1,320,514
OFFICE FURNISHINGS – 0.18%
Interface Inc. Class A	245,372	2,789,880

		2,789,880

OIL & GAS – 1.15%
Atwood Oceanics Inc.(a)	178,842	6,509,849
PetroQuest Energy Inc.(a)	82,091	1,260,097
Pioneer Drilling Co.(a)	147,588	1,962,920
Stone Energy Corp.(a)	128,354	5,433,225
Swift Energy Co.(a)	62,163	2,405,086

		17,571,177
OIL & GAS SERVICES – 1.40%
Gulf Island Fabrication Inc.	42,017	1,448,326
ION Geophysical Corp.(a)	351,531	4,988,225
Lufkin Industries Inc.	45,910	3,642,959
Matrix Service Co.(a)	95,340	1,820,994
NATCO Group Inc. Class A(a)	62,342	2,504,902
SEACOR Holdings Inc.(a)(b)	61,696	4,870,899
Tetra Technologies Inc.(a)	155,669	2,156,016

		21,432,321
PHARMACEUTICALS – 1.12%
Alpharma Inc. Class A(a)(b)	262,864	9,697,053
Cubist Pharmaceuticals Inc.(a)	96,339	2,141,616
Noven Pharmaceuticals Inc.(a)	75,216	878,523
Salix Pharmaceuticals Ltd.(a)	130,270	835,031
Theragenics Corp.(a)	209,911	654,922
ViroPharma Inc.(a)(b)	220,222	2,889,313

		17,096,458
REAL ESTATE – 0.11%
Forestar Real Estate Group Inc.(a)	114,766	1,692,799

		1,692,799
REAL ESTATE INVESTMENT TRUSTS – 11.07%
Acadia Realty Trust(b)	203,683	5,149,106
BioMed Realty Trust Inc.(b)	451,375	11,938,869
Cedar Shopping Centers Inc.	196,021	2,591,398
Colonial Properties Trust	301,460	5,634,287
DiamondRock Hospitality Co.	580,317	5,280,885
EastGroup Properties Inc.	157,700	7,654,758
Entertainment Properties Trust	206,825	11,317,464
Extra Space Storage Inc.	309,531	4,754,396
Home Properties Inc.	200,894	11,641,807
Inland Real Estate Corp.(b)	362,218	5,683,200
Kilroy Realty Corp.	205,511	9,821,371
Kite Realty Group Trust	183,966	2,023,626
LaSalle Hotel Properties	140,194	3,269,324
Lexington Realty Trust	406,647	7,002,461
LTC Properties Inc.	145,380	4,262,542
Medical Properties Trust Inc.(b)	417,695	4,740,838
Mid-America Apartment Communities Inc.	173,079	8,505,102
National Retail Properties Inc.(b)	465,587	11,150,809
Parkway Properties Inc.(b)	96,286	3,645,388
Pennsylvania Real Estate Investment Trust	250,469	4,721,341
PS Business Parks Inc.	93,946	5,411,290
Senior Housing Properties Trust(b)	720,487	17,169,205
Sovran Self Storage Inc.	138,192	6,175,800
Tanger Factory Outlet Centers Inc.	199,031	8,715,567
Urstadt Biddle Properties Inc. Class A	50,758	951,713

		169,212,547
RETAIL – 7.10%
Big 5 Sporting Goods Corp.	135,917	1,402,663

Brown Shoe Co. Inc.	266,528	4,365,729
Buckle Inc. (The)	55,077	3,058,977
Buffalo Wild Wings Inc.(a)(b)	67,339	2,709,721
Cabela’s Inc. Class A(a)(b)	247,044	2,984,292
California Pizza Kitchen Inc.(a)	57,281	737,206
Casey’s General Store Inc.	172,630	5,208,247
Cash America International Inc.	84,279	3,037,415
Cato Corp. Class A	186,153	3,266,985
CBRL Group Inc.	57,281	1,506,490
Charlotte Russe Holding Inc.(a)	58,172	596,263
Children’s Place Retail Stores Inc. (The)(a)	45,412	1,514,490
CKE Restaurants Inc.	330,199	3,500,109
DineEquity Inc.(b)	57,323	966,466
Finish Line Inc. (The) Class A	345,401	3,450,556
Fred’s Inc.	251,529	3,576,742
Genesco Inc.(a)(b)	41,131	1,377,066
Group 1 Automotive Inc.(b)	146,502	3,183,488
Haverty Furniture Companies Inc.	116,967	1,338,102
Hot Topic Inc.(a)	113,272	748,728
HSN Inc.(a)	108,322	1,192,625
Insight Enterprises Inc.(a)	286,877	3,847,021
Jack in the Box Inc.(a)	128,508	2,711,519
Jo-Ann Stores Inc.(a)(b)	159,857	3,353,800
Landry’s Restaurants Inc.(b)	78,428	1,219,555
Lithia Motors Inc. Class A	103,138	444,525
Longs Drug Stores Corp.	190,352	14,398,225
MarineMax Inc.(a)(b)	116,061	839,121
Men’s Wearhouse Inc. (The)	143,026	3,037,872
Movado Group Inc.	65,732	1,469,110
O’Charley’s Inc.	134,308	1,175,195
OfficeMax Inc.	478,078	4,250,113
Pep Boys – Manny, Moe & Jack (The)	278,196	1,719,251
Red Robin Gourmet Burgers Inc.(a)	46,892	1,256,706
Ruby Tuesday Inc.(a)	332,114	1,922,940
Ruth’s Hospitality Group Inc.(a)	67,070	263,585
School Specialty Inc.(a)(b)	100,525	3,135,375
Sonic Automotive Inc.	176,959	1,497,073
Steak n Shake Co. (The)(a)(b)	180,373	1,565,638
Stein Mart Inc.	156,861	613,327
Texas Roadhouse Inc. Class A(a)(b)	139,319	1,252,478
Tuesday Morning Corp.(a)	189,995	784,679
Tween Brands Inc.(a)	73,491	719,477
World Fuel Services Corp.	79,071	1,821,005
Zale Corp.(a)(b)	222,466	5,561,650

		108,581,600
SAVINGS & LOANS – 0.73%
Anchor BanCorp Wisconsin Inc.	112,965	830,293
BankAtlantic Bancorp Inc. Class A	51,906	425,626
Brookline Bancorp Inc.	367,507	4,700,415
Dime Community Bancshares Inc.	165,845	2,524,161
FirstFed Financial Corp.(a)(b)	75,101	588,792
Flagstar Bancorp Inc.(b)	316,784	944,016
Guaranty Financial Group Inc.(a)(b)	281,329	1,111,250

		11,124,553
SEMICONDUCTORS – 4.29%
Actel Corp.(a)	162,036	2,022,209
ATMI Inc.(a)	120,227	2,161,681
Axcelis Technologies Inc.(a)	649,142	1,103,541
Brooks Automation Inc.(a)	400,447	3,347,737
Cabot Microelectronics Corp.(a)(b)	58,683	1,882,551
Cohu Inc.	146,258	2,313,802

Cypress Semiconductor Corp. When Issued	677,172	3,534,838
DSP Group Inc.(a)	92,816	710,042
Exar Corp.(a)	269,352	2,063,236
Kopin Corp.(a)	269,418	840,584
Kulicke and Soffa Industries Inc.(a)	338,217	1,525,359
Micrel Inc.	310,472	2,815,981
Microsemi Corp.(a)(b)	264,546	6,740,632
MKS Instruments Inc.(a)	309,726	6,166,645
Pericom Semiconductor Corp.(a)	102,269	1,073,825
Photronics Inc.(a)	264,724	497,681
Rudolph Technologies Inc.(a)	193,204	1,619,050
Skyworks Solutions Inc.(a)(b)	737,243	6,163,351
Standard Microsystems Corp.(a)	80,025	1,999,025
Supertex Inc.(a)	43,738	1,231,662
TriQuint Semiconductor Inc.(a)	911,217	4,364,729
Ultratech Inc.(a)	148,064	1,791,574
Varian Semiconductor Equipment Associates Inc.(a)	265,147	6,660,493
Veeco Instruments Inc.(a)	202,501	2,999,040
		65,629,268
SOFTWARE – 2.61%
Allscripts Healthcare Solutions Inc.(a)	198,817	2,473,283
Avid Technology Inc.(a)(b)	82,419	1,983,001
Captaris Inc.(a)	167,066	770,174
CSG Systems International Inc.(a)	136,370	2,390,566
Digi International Inc.(a)	90,611	924,232
Eclipsys Corp.(a)(b)	225,955	4,733,757
Informatica Corp.(a)	336,279	4,368,264
JDA Software Group Inc.(a)	109,523	1,665,845
ManTech International Corp. Class A(a)	53,569	3,176,106
Omnicell Inc.(a)	113,654	1,494,550
Phase Forward Inc.(a)	169,795	3,550,413
Phoenix Technologies Ltd.(a)	114,137	911,955
Progress Software Corp.(a)	108,807	2,827,894
SYNNEX Corp.(a)	116,963	2,612,953
Take-Two Interactive Software Inc.	224,786	3,686,490
THQ Inc.(a)	193,611	2,331,076
		39,900,559
STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.(a)(b)	98,938	1,912,472
		1,912,472
TELECOMMUNICATIONS – 2.20%
Adaptec Inc.(a)	758,175	2,486,814
Anixter International Inc.(a)(b)	110,920	6,600,849
Applied Signal Technology Inc.	80,021	1,390,765
ARRIS Group Inc.(a)	772,789	5,973,659
Black Box Corp.	110,302	3,808,728
FairPoint Communications Inc.	174,078	1,509,256
General Communication Inc. Class A(a)	103,103	954,734
Harmonic Inc.(a)	596,699	5,042,107
Network Equipment Technologies Inc.(a)	127,723	436,813
Newport Corp.(a)(b)	227,643	2,453,992
Novatel Wireless Inc.(a)(b)	199,912	1,211,467
Symmetricom Inc.(a)	283,501	1,409,000
Tollgrade Communications Inc.(a)	83,941	352,552
		33,630,736
TEXTILES – 0.51%
G&K Services Inc. Class A	119,038	3,934,206
UniFirst Corp.	90,033	3,879,522
		7,813,728

TOYS, GAMES & HOBBIES – 0.19%
JAKKS Pacific Inc.(a)	88,225	2,197,685
RC2 Corp.(a)	36,878	737,560

		2,935,245
TRANSPORTATION – 1.31%
Arkansas Best Corp.(b)	159,205	5,363,616
Bristow Group Inc.(a)(b)	80,549	2,725,778
Hub Group Inc. Class A(a)	125,672	4,731,551
Kirby Corp.(a)	136,082	5,162,951
Old Dominion Freight Line Inc.(a)	71,343	2,021,861

		20,005,757
WATER – 0.27%
American States Water Co.	108,649	4,182,987

		4,182,987

TOTAL COMMON STOCKS
(Cost: $1,736,864,567)		1,526,237,206

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.26%

MONEY MARKET FUNDS – 9.26%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	1,169,325	1,169,325
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	140,334,769	140,334,769

		141,504,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $141,504,094)		141,504,094

TOTAL INVESTMENTS IN SECURITIES – 109.07%
(Cost: $1,878,368,661)		1,667,741,300
Other Assets, Less Liabilities – (9.07)%		(138,651,128)

NET ASSETS – 100.00%		$1,529,090,172

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.17%
Harte-Hanks Inc.	559	$5,797
Interpublic Group of Companies Inc. (The)(a)	9,218	71,439
inVentiv Health Inc.(a)	735	12,980
Lamar Advertising Co. Class A(a)(b)	1,526	47,138
Omnicom Group Inc.	6,437	248,211

		385,565
AEROSPACE & DEFENSE – 2.18%
AAR Corp.(a)	742	12,310
Alliant Techsystems Inc.(a)	651	61,155
BE Aerospace Inc.(a)	1,942	30,742
Boeing Co. (The)	14,900	854,515
Curtiss-Wright Corp.	900	40,905
DRS Technologies Inc.	821	63,012
Esterline Technologies Corp.(a)	631	24,981
GenCorp Inc.(a)	1,177	7,933
General Dynamics Corp.	8,017	590,212
Goodrich Corp.	2,567	106,787
Kaman Corp.	526	14,980
L-3 Communications Holdings Inc.	2,472	243,047
Lockheed Martin Corp.	6,706	735,447
Moog Inc. Class A(a)	825	35,376
Northrop Grumman Corp.	6,785	410,764
Orbital Sciences Corp.(a)	1,236	29,627
Raytheon Co.	8,386	448,735
Rockwell Collins Inc.	3,227	155,186
Teledyne Technologies Inc.(a)	698	39,898
Triumph Group Inc.	336	15,359
United Technologies Corp.	19,379	1,163,903

		5,084,874
AGRICULTURE – 2.08%
Alliance One International Inc.(a)	1,726	6,559
Altria Group Inc.	41,473	822,824
Andersons Inc. (The)	372	13,102
Archer-Daniels-Midland Co.	12,962	283,997
Lorillard Inc.	3,494	248,598
Monsanto Co.	11,048	1,093,531
Philip Morris International Inc.	41,502	1,996,246
Reynolds American Inc.	3,387	164,676
Universal Corp.	547	26,852
UST Inc.	2,933	195,162

		4,851,547
AIRLINES – 0.11%
AirTran Holdings Inc.(a)	1,832	4,452
Alaska Air Group Inc.(a)	803	16,373
JetBlue Airways Corp.(a)	3,505	17,350

SkyWest Inc.	1,033	16,507
Southwest Airlines Co.	14,711	213,457

		268,139
APPAREL – 0.57%
Coach Inc.(a)	6,862	171,824
Crocs Inc.(a)(b)	1,661	5,946
Deckers Outdoor Corp.(a)	273	28,414
Guess? Inc.	1,229	42,757
Gymboree Corp.(a)	547	19,419
Hanesbrands Inc.(a)	1,929	41,956
Iconix Brand Group Inc.(a)(b)	1,166	15,251
Jones Apparel Group Inc.	1,567	29,005
K-Swiss Inc. Class A	557	9,692
Liz Claiborne Inc.	2,046	33,616
Maidenform Brands Inc.(a)	411	5,964
Nike Inc. Class B	7,900	528,510
Oxford Industries Inc.	322	8,317
Perry Ellis International Inc.(a)	245	3,653
Phillips-Van Heusen Corp.	1,084	41,094
Polo Ralph Lauren Corp.	1,154	76,903
Quiksilver Inc.(a)	2,436	13,983
SKECHERS U.S.A. Inc. Class A(a)	809	13,615
Timberland Co. Class A(a)	1,076	18,690
True Religion Apparel Inc.(a)(b)	328	8,479
VF Corp.	1,775	137,225
Volcom Inc.(a)	246	4,251
Warnaco Group Inc. (The)(a)(b)	877	39,719
Wolverine World Wide Inc.	965	25,534

		1,323,817
AUTO MANUFACTURERS – 0.28%
Ford Motor Co.(a)	45,680	237,536
General Motors Corp.(b)	11,127	105,150
Oshkosh Corp.	1,601	21,069
PACCAR Inc.	7,353	280,811
Wabash National Corp.	642	6,067

		650,633
AUTO PARTS & EQUIPMENT – 0.25%
ArvinMeritor Inc.	1,493	19,469
ATC Technology Corp.(a)	356	8,451
BorgWarner Inc.	2,371	77,698
Goodyear Tire & Rubber Co. (The)(a)	4,917	75,279
Johnson Controls Inc.	11,936	362,019
Lear Corp.(a)	1,676	17,598
Modine Manufacturing Co.	737	10,672
Spartan Motors Inc.	690	2,194
Standard Motor Products Inc.	237	1,474
Superior Industries International Inc.	524	10,040

		584,894
BANKS – 5.30%
Associated Banc-Corp.	2,676	53,386
BancorpSouth Inc.	1,447	40,704
Bank Mutual Corp.	1,132	12,848
Bank of America Corp.	91,679	3,208,765
Bank of Hawaii Corp.	994	53,129
Bank of New York Mellon Corp. (The)	23,025	750,154
BB&T Corp.	11,010	416,178
Boston Private Financial Holdings Inc.	1,282	11,205
Cascade Bancorp(b)	568	5,050
Cathay General Bancorp(b)	1,050	24,990

Central Pacific Financial Corp.	622	10,456
City National Corp.	833	45,232
Colonial BancGroup Inc. (The)(b)	3,838	30,167
Columbia Banking System Inc.	372	6,596
Comerica Inc.	2,970	97,386
Commerce Bancshares Inc.	1,300	60,320
Community Bank System Inc.	643	16,171
Corus Bankshares Inc.(b)	678	2,746
Cullen/Frost Bankers Inc.	1,212	72,720
Discover Financial Services LLC	9,774	135,077
East West Bancorp Inc.(b)	1,220	16,714
Fifth Third Bancorp	11,676	138,944
First BanCorp (Puerto Rico)	1,317	14,566
First Commonwealth Financial Corp.	1,416	19,074
First Financial Bancorp	651	9,505
First Financial Bankshares Inc.	431	22,360
First Horizon National Corp.	4,261	39,883
First Midwest Bancorp Inc.	988	23,949
FirstMerit Corp.	1,601	33,621
Frontier Financial Corp.(b)	1,085	14,572
Glacier Bancorp Inc.	1,052	26,058
Hancock Holding Co.	518	26,418
Hanmi Financial Corp.	830	4,192
Huntington Bancshares Inc.(b)	7,561	60,412
Independent Bank Corp. (Michigan)	430	2,662
Irwin Financial Corp.	411	1,623
KeyCorp	9,856	117,681
M&T Bank Corp.	1,583	141,283
Marshall & Ilsley Corp.	5,321	107,218
Nara Bancorp Inc.	473	5,298
National City Corp.(b)	15,460	27,055
National Penn Bancshares Inc.	1,675	24,455
Northern Trust Corp.	4,438	320,424
Old National Bancorp	1,402	28,068
PacWest Bancorp	543	15,524
PNC Financial Services Group Inc. (The)	6,951	519,240
PrivateBancorp Inc.(b)	566	23,580
Prosperity Bancshares Inc.	865	29,401
Provident Bankshares Corp.(b)	657	6,379
Regions Financial Corp.	13,791	132,394
Signature Bank(a)	769	26,823
South Financial Group Inc. (The)(b)	1,568	11,493
State Street Corp.	8,695	494,572
Sterling Bancorp	374	5,408
Sterling Bancshares Inc.	1,411	14,745
Sterling Financial Corp. (Washington)	998	14,471
SunTrust Banks Inc.	7,083	318,664
Susquehanna Bancshares Inc.	1,662	32,442
SVB Financial Group(a)	619	35,852
Synovus Financial Corp.(b)	5,449	56,397
TCF Financial Corp.	2,252	40,536
TrustCo Bank Corp. NY	1,587	18,584
U.S. Bancorp	35,012	1,261,132
UCBH Holdings Inc.	1,970	12,628
UMB Financial Corp.	634	33,298
Umpqua Holdings Corp.(b)	1,354	19,917
United Bancshares Inc.	770	26,950
United Community Banks Inc.(b)	743	9,852
Wachovia Corp.	43,493	152,226
Webster Financial Corp.	1,130	28,533
Wells Fargo & Co.	66,635	2,500,812
Westamerica Bancorporation(b)	613	35,266
Whitney Holding Corp.	1,343	32,568

Wilmington Trust Corp.	1,363	39,295
Wilshire Bancorp Inc.	280	3,408
Wintrust Financial Corp.	517	15,174
Zions Bancorporation(b)	2,312	89,474

		12,336,353
BEVERAGES – 2.54%
Anheuser-Busch Companies Inc.	14,504	941,020
Boston Beer Co. Inc. Class A(a)	202	9,593
Brown-Forman Corp. Class B	1,548	111,162
Coca-Cola Co. (The)	40,032	2,116,892
Coca-Cola Enterprises Inc.	6,281	105,332
Constellation Brands Inc. Class A(a)	3,990	85,625
Green Mountain Coffee Roasters Inc.(a)(b)	362	14,241
Hansen Natural Corp.(a)(b)	1,408	42,592
Molson Coors Brewing Co. Class B	3,001	140,297
Peet’s Coffee & Tea Inc.(a)	157	4,383
Pepsi Bottling Group Inc.	2,760	80,509
PepsiAmericas Inc.	1,171	24,263
PepsiCo Inc.	31,522	2,246,573

		5,922,482
BIOTECHNOLOGY – 1.30%
Affymetrix Inc.(a)	1,407	10,890
Amgen Inc.(a)	21,301	1,262,510
ArQule Inc.(a)(b)	698	2,248
Biogen Idec Inc.(a)	5,892	296,309
Cambrex Corp.(a)	547	3,364
Celgene Corp.(a)	9,162	579,771
Charles River Laboratories International Inc.(a)	1,348	74,854
CryoLife Inc.(a)	469	6,153
Enzo Biochem Inc.(a)	552	6,061
Genzyme Corp.(a)	5,371	434,460
Integra LifeSciences Holdings Corp.(a)	379	16,687
Invitrogen Corp.(a)	1,780	67,284
Martek Biosciences Corp.	678	21,303
Millipore Corp.(a)	1,083	74,510
PDL BioPharma Inc.	2,339	21,776
Regeneron Pharmaceuticals Inc.(a)	1,271	27,746
Savient Pharmaceuticals Inc.(a)	914	13,628
Vertex Pharmaceuticals Inc.(a)	2,971	98,756

		3,018,310
BUILDING MATERIALS – 0.15%
Apogee Enterprises Inc.	641	9,634
Drew Industries Inc.(a)	326	5,578
Lennox International Inc.	883	29,377
Martin Marietta Materials Inc.(b)	822	92,048
Masco Corp.	7,124	127,805
NCI Building Systems Inc.(a)	434	13,780
Quanex Building Products Corp.	798	12,162
Simpson Manufacturing Co. Inc.(b)	741	20,074
Texas Industries Inc.	561	22,922
Universal Forest Products Inc.	372	12,987

		346,367
CHEMICALS – 1.69%
A. Schulman Inc.	642	12,699
Air Products and Chemicals Inc.	4,239	290,329
Airgas Inc.	1,700	84,405
Albemarle Corp.	1,776	54,772
Arch Chemicals Inc.	526	18,568
Ashland Inc.	1,095	32,018

Balchem Corp.	371	9,895
Cabot Corp.	1,271	40,392
CF Industries Holdings Inc.	1,134	103,716
Chemtura Corp.	4,884	22,271
Cytec Industries Inc.	977	38,015
Dow Chemical Co. (The)	18,548	589,455
E.I. du Pont de Nemours and Co.	18,129	730,599
Eastman Chemical Co.	1,518	83,581
Ecolab Inc.	3,532	171,373
Ferro Corp.	889	17,869
FMC Corp.	1,501	77,136
Georgia Gulf Corp.	734	1,835
H.B. Fuller Co.	975	20,348
Hercules Inc.	2,152	42,588
International Flavors & Fragrances Inc.	1,546	61,005
Lubrizol Corp.	1,402	60,482
Minerals Technologies Inc.	421	24,991
NewMarket Corp.	205	10,775
Olin Corp.	1,455	28,227
OM Group Inc.(a)	619	13,928
OMNOVA Solutions Inc.(a)	792	1,576
Penford Corp.	239	4,228
PolyOne Corp.(a)	1,958	12,629
PPG Industries Inc.	3,266	190,473
Praxair Inc.	6,311	452,751
Quaker Chemical Corp.	239	6,802
Rohm and Haas Co.	2,497	174,790
RPM International Inc.	2,661	51,464
Sensient Technologies Corp.	988	27,792
Sherwin-Williams Co. (The)	1,941	110,948
Sigma-Aldrich Corp.	2,582	135,348
Stepan Co.	144	7,858
Terra Industries Inc.	1,773	52,126
Valspar Corp. (The)	2,053	45,761
Zep Inc.	459	8,097

		3,923,915
COAL – 0.26%
Arch Coal Inc.	2,873	94,493
CONSOL Energy Inc.	3,673	168,554
Massey Energy Co.	1,626	57,999
Patriot Coal Corp.(a)	1,273	36,981
Peabody Energy Corp.	5,457	245,565

		603,592
COMMERCIAL SERVICES – 1.28%
Aaron Rents Inc.	1,164	31,509
ABM Industries Inc.	833	18,193
Administaff Inc.	468	12,739
Alliance Data Systems Corp.(a)	1,369	86,767
AMN Healthcare Services Inc.(a)	648	11,385
Apollo Group Inc. Class A(a)	2,085	123,641
Arbitron Inc.	502	22,434
Avis Budget Group Inc.(a)	2,028	11,641
Bankrate Inc.(a)(b)	215	8,366
Bowne & Co. Inc.	655	7,565
Career Education Corp.(a)	1,356	22,171
CDI Corp.	279	6,230
Chemed Corp.	417	17,122
Coinstar Inc.(a)	526	16,832
Consolidated Graphics Inc.(a)	243	7,370
Convergys Corp.(a)	2,460	36,359
Corinthian Colleges Inc.(a)	1,811	27,165

Corporate Executive Board Co. (The)	657	20,531
Corrections Corp. of America(a)	2,595	64,486
CPI Corp.	156	1,677
Cross Country Healthcare Inc.(a)	775	12,625
Deluxe Corp.	1,014	14,591
DeVry Inc.	1,260	62,420
Equifax Inc.	2,514	86,607
Gartner Inc.(a)	1,090	24,721
Gevity HR Inc.	569	4,142
H&R Block Inc.	6,698	152,380
Healthcare Services Group Inc.	828	15,144
HealthSpring Inc.(a)	1,063	22,493
Heidrick & Struggles International Inc.	416	12,542
Hillenbrand Inc.	1,252	25,240
HMS Holdings Corp.(a)	424	10,159
ITT Educational Services Inc.(a)	633	51,216
Kelly Services Inc. Class A	688	13,106
Kendle International Inc.(a)(b)	247	11,043
Korn/Ferry International(a)	1,097	19,549
Landauer Inc.	205	14,914
Lender Processing Services Inc.	1,749	53,379
Live Nation Inc.(a)	1,654	26,911
Manpower Inc.	1,579	68,150
MAXIMUS Inc.	365	13,447
McKesson Corp.	5,583	300,421
Midas Inc.(a)	240	3,302
Monster Worldwide Inc.(a)	2,566	38,259
Moody’s Corp.	4,014	136,476
MPS Group Inc.(a)	2,059	20,755
Navigant Consulting Inc.(a)	1,056	21,004
On Assignment Inc.(a)	641	5,051
PAREXEL International Corp.(a)	1,062	30,437
Pharmaceutical Product Development Inc.	2,347	97,048
PharmaNet Development Group Inc.(a)	415	2,996
Pre-Paid Legal Services Inc.(a)	95	3,920
Quanta Services Inc.(a)	3,531	95,372
R.R. Donnelley & Sons Co.	4,178	102,486
Rent-A-Center Inc.(a)	1,247	27,783
Rewards Network Inc.(a)	568	2,851
Robert Half International Inc.	3,225	79,819
Rollins Inc.	716	13,590
SAIC Inc.(a)	3,995	80,819
Service Corp. International	5,447	45,537
Sotheby’s Holdings Inc. Class A(b)	1,370	27,482
Spherion Corp.(a)	1,264	6,156
StarTek Inc.(a)	246	1,579
Strayer Education Inc.	285	57,074
Ticketmaster Entertainment Inc.(a)	785	8,423
TrueBlue Inc.(a)	993	16,047
United Rentals Inc.(a)	1,104	16,825
Universal Technical Institute Inc.(a)(b)	472	8,052
Valassis Communications Inc.(a)	1,036	8,972
Viad Corp.	469	13,503
Volt Information Sciences Inc.(a)	280	2,514
Watson Wyatt Worldwide Inc.	861	42,818
Western Union Co.	14,654	361,514
Wright Express Corp.(a)	828	24,716

		2,972,563
COMPUTERS – 4.33%
Affiliated Computer Services Inc. Class A(a)	1,985	100,501
Agilysys Inc.	678	6,841
Apple Inc.(a)	17,834	2,027,012

CACI International Inc. Class A(a)	640	32,064
Cadence Design Systems Inc.(a)	5,125	34,645
Catapult Communications Corp.(a)	196	943
CIBER Inc.(a)	1,318	9,213
Cognizant Technology Solutions Corp.(a)	5,768	131,683
Computer Sciences Corp.(a)	3,022	121,454
Dell Inc.(a)	35,046	577,558
Diebold Inc.	1,368	45,294
DST Systems Inc.(a)(b)	820	45,912
EMC Corp.(a)	41,590	497,416
FactSet Research Systems Inc.	859	44,883
Hewlett-Packard Co.	49,316	2,280,372
Hutchinson Technology Inc.(a)	552	6,392
Imation Corp.	692	15,632
International Business Machines Corp.	27,244	3,186,458
Jack Henry & Associates Inc.	1,839	37,387
Lexmark International Inc. Class A(a)	1,705	55,532
Manhattan Associates Inc.(a)	550	12,287
Mentor Graphics Corp.(a)	1,684	19,113
Mercury Computer Systems Inc.(a)	478	4,254
MICROS Systems Inc.(a)	1,611	42,949
MTS Systems Corp.	384	16,166
NCR Corp.(a)	3,320	73,206
NetApp Inc.(a)	6,502	118,531
Palm Inc.(b)	2,063	12,316
Radiant Systems Inc.(a)	475	4,128
RadiSys Corp.(a)	378	3,251
SanDisk Corp.(a)	4,389	85,805
SI International Inc.(a)	248	7,452
SRA International Inc. Class A(a)	813	18,398
Stratasys Inc.(a)	431	7,530
Sun Microsystems Inc.(a)	14,931	113,476
Sykes Enterprises Inc.(a)	586	12,869
Synaptics Inc.(a)	738	22,302
Synopsys Inc.(a)	2,841	56,678
Teradata Corp.(a)	3,533	68,894
Tyler Technologies Inc.(a)	717	10,877
Unisys Corp.(a)	6,970	19,168
Western Digital Corp.(a)	4,373	93,232

		10,080,074
COSMETICS & PERSONAL CARE – 2.39%
Alberto-Culver Co.	1,620	44,129
Avon Products Inc.	8,578	356,587
Chattem Inc.(a)(b)	374	29,239
Colgate-Palmolive Co.	10,154	765,104
Estee Lauder Companies Inc. (The) Class A	2,335	116,540
Procter & Gamble Co. (The)	61,032	4,253,320

		5,564,919
DISTRIBUTION & WHOLESALE – 0.27%
Brightpoint Inc.(a)	1,136	8,179
Fastenal Co.	2,551	125,994
Genuine Parts Co.	3,277	131,768
Ingram Micro Inc. Class A(a)	3,330	53,513
LKQ Corp.(a)	2,616	44,394
Owens & Minor Inc.	834	40,449
Pool Corp.(b)	871	20,320
ScanSource Inc.(a)	514	14,798
Tech Data Corp.(a)	945	28,208
United Stationers Inc.(a)	504	24,106
W.W. Grainger Inc.	1,323	115,061
Watsco Inc.	590	29,665

		636,455

DIVERSIFIED FINANCIAL SERVICES – 5.35%
Affiliated Managers Group Inc.(a)	834	69,097
American Express Co.	23,318	826,157
AmeriCredit Corp.(a)(b)	2,481	25,133
Ameriprise Financial Inc.	4,421	168,882
Capital One Financial Corp.	7,539	384,489
Charles Schwab Corp. (The)	18,678	485,628
CIT Group Inc.	5,716	39,783
Citigroup Inc.	109,651	2,248,942
CME Group Inc.	1,348	500,795
E*TRADE Financial Corp.(a)(b)	10,127	28,356
Eaton Vance Corp.	2,247	79,162
Federated Investors Inc. Class B	1,802	51,988
Financial Federal Corp.	559	12,812
Franklin Resources Inc.	3,050	268,797
Goldman Sachs Group Inc. (The)	8,742	1,118,976
Greenhill & Co. Inc.(b)	351	25,886
IntercontinentalExchange Inc.(a)	1,513	122,069
Invesco Ltd.	7,778	163,182
Investment Technology Group Inc.(a)	888	27,022
Janus Capital Group Inc.	3,259	79,129
Jefferies Group Inc.	2,286	51,206
JPMorgan Chase & Co.	74,116	3,461,217
LaBranche & Co. Inc.(a)	1,260	5,670
Legg Mason Inc.	2,785	105,997
Merrill Lynch & Co. Inc.	30,831	780,024
Morgan Stanley	22,329	513,567
National Financial Partners Corp.	813	12,195
NYSE Euronext Inc.	5,332	208,908
optionsXpress Holdings Inc.	916	17,789
Piper Jaffray Companies(a)	264	11,418
Portfolio Recovery Associates Inc.(a)(b)	334	16,242
Raymond James Financial Inc.	1,989	65,597
SLM Corp.(a)	9,276	114,466
Stifel Financial Corp.(a)	477	23,802
SWS Group Inc.	520	10,483
T. Rowe Price Group Inc.	5,229	280,850
TradeStation Group Inc.(a)	463	4,329
Waddell & Reed Financial Inc. Class A	1,696	41,976
World Acceptance Corp.(a)	378	13,608

		12,465,629
ELECTRIC – 3.39%
AES Corp. (The)(a)	13,515	157,990
Allegheny Energy Inc.	3,370	123,915
ALLETE Inc.	571	25,410
Alliant Energy Corp.	2,212	71,249
Ameren Corp.	4,200	163,926
American Electric Power Co. Inc.	8,082	299,276
Avista Corp.	1,039	22,557
Black Hills Corp.	709	22,029
CenterPoint Energy Inc.	6,853	99,848
Central Vermont Public Service Corp.	246	5,766
CH Energy Group Inc.	277	12,069
Cleco Corp.	1,130	28,533
CMS Energy Corp.	4,443	55,404
Consolidated Edison Inc.	5,544	238,170
Constellation Energy Group Inc.	3,584	87,091
Dominion Resources Inc.	11,639	497,916
DPL Inc.	2,392	59,322
DTE Energy Co.	3,213	128,906

Duke Energy Corp.	25,382	442,408
Dynegy Inc. Class A(a)	10,203	36,527
Edison International	6,560	261,744
El Paso Electric Co.(a)	1,014	21,294
Entergy Corp.	3,849	342,599
Exelon Corp.	13,203	826,772
FirstEnergy Corp.	6,135	410,984
FPL Group Inc.	8,196	412,259
Great Plains Energy Inc.	2,314	51,417
Hawaiian Electric Industries Inc.	1,660	48,323
IDACORP Inc.	890	25,890
Integrys Energy Group Inc.	1,536	76,708
MDU Resources Group Inc.	3,705	107,445
Northeast Utilities	3,138	80,490
NSTAR	2,162	72,427
OGE Energy Corp.	1,864	57,560
Pepco Holdings Inc.	4,109	94,137
PG&E Corp.	7,153	267,880
Pinnacle West Capital Corp.	1,992	68,545
PNM Resources Inc.	1,966	20,132
PPL Corp.	7,481	276,947
Progress Energy Inc.	5,222	225,225
Public Service Enterprise Group Inc.	10,232	335,507
Puget Energy Inc.	2,594	69,260
SCANA Corp.	2,380	92,653
Sierra Pacific Resources Corp.	4,897	46,913
Southern Co. (The)	15,427	581,444
TECO Energy Inc.	4,242	66,727
UIL Holdings Corp.	471	16,169
UniSource Energy Corp.	735	21,455
Westar Energy Inc.	2,276	52,439
Wisconsin Energy Corp.	2,396	107,580
Xcel Energy Inc.	8,907	178,051

		7,895,288
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Advanced Energy Industries Inc.(a)	643	8,796
AMETEK Inc.	2,156	87,900
Belden Inc.	896	28,484
C&D Technologies Inc.(a)(b)	549	3,118
Emerson Electric Co.	15,572	635,182
Energizer Holdings Inc.(a)	1,184	95,371
Greatbatch Inc.(a)	434	10,650
Hubbell Inc. Class B	1,175	41,184
Littelfuse Inc.(a)	470	13,973
Magnetek Inc.(a)	698	2,827
Molex Inc.	2,861	64,229
SunPower Corp. Class B(a)	18	1,243
Vicor Corp.	433	3,845

		996,802
ELECTRONICS – 0.99%
Agilent Technologies Inc.(a)	7,221	214,175
Amphenol Corp. Class A	3,532	141,774
Analogic Corp.	281	13,983
Applied Biosystems Inc.	3,364	115,217
Arrow Electronics Inc.(a)	2,429	63,688
Avnet Inc.(a)	3,098	76,304
Bel Fuse Inc. Class B	239	6,804
Benchmark Electronics Inc.(a)	1,401	19,726
Brady Corp. Class A	1,081	38,138
Checkpoint Systems Inc.(a)	829	15,602
CTS Corp.	738	9,432

Cubic Corp.	366	9,000
Cymer Inc.(a)(b)	550	13,932
Daktronics Inc.	622	10,363
Dionex Corp.(a)	411	26,119
Electro Scientific Industries Inc.(a)	602	8,560
FARO Technologies Inc.(a)	346	7,048
FEI Co.(a)	729	17,357
FLIR Systems Inc.(a)(b)	2,751	105,693
Gentex Corp.	3,004	42,957
II-VI Inc.(a)	509	19,678
Itron Inc.(a)(b)	712	63,033
Jabil Circuit Inc.	4,188	39,954
Keithley Instruments Inc.	344	2,879
LoJack Corp.(a)	376	2,515
Methode Electronics Inc.	737	6,589
National Instruments Corp.	1,162	34,918
Park Electrochemical Corp.	417	10,108
PerkinElmer Inc.	2,339	58,405
Photon Dynamics Inc.(a)	359	5,511
Plexus Corp.(a)	715	14,801
Rogers Corp.(a)	361	13,350
Sonic Solutions Inc.(a)	473	2,081
Technitrol Inc.	836	12,364
Thermo Fisher Scientific Inc.(a)	8,416	462,880
Thomas & Betts Corp.(a)	1,225	47,861
Trimble Navigation Ltd.(a)	2,386	61,702
TTM Technologies Inc.(a)	719	7,132
Tyco Electronics Ltd.	9,417	260,474
Varian Inc.(a)	639	27,413
Vishay Intertechnology Inc.(a)	3,721	24,633
Waters Corp.(a)	2,019	117,465
Watts Water Technologies Inc. Class A	549	15,015
Woodward Governor Co.	1,043	36,787

		2,303,420
ENERGY - ALTERNATE SOURCES – 0.00%
Headwaters Inc.(a)	808	10,787

		10,787
ENGINEERING & CONSTRUCTION – 0.25%
Dycom Industries Inc.(a)	880	11,458
EMCOR Group Inc.(a)	1,318	34,690
Fluor Corp.	3,560	198,292
Granite Construction Inc.	657	23,534
Insituform Technologies Inc. Class A(a)	564	8,437
Jacobs Engineering Group Inc.(a)	2,414	131,104
KBR Inc.	3,416	52,162
Shaw Group Inc. (The)(a)	1,618	49,721
URS Corp.(a)	1,695	62,156

		571,554
ENTERTAINMENT – 0.11%
DreamWorks Animation SKG Inc. Class A(a)	1,638	51,515
International Game Technology Inc.	6,226	106,963
International Speedway Corp. Class A	556	21,634
Macrovision Solutions Corp.(a)	1,607	24,716
Pinnacle Entertainment Inc.(a)	1,158	8,754
Scientific Games Corp. Class A(a)	1,357	31,238
Shuffle Master Inc.(a)	704	3,583

		248,403
ENVIRONMENTAL CONTROL – 0.30%
Allied Waste Industries Inc.(a)	6,619	73,537

Darling International Inc.(a)	1,684	18,709
Mine Safety Appliances Co.	605	23,063
Republic Services Inc.	3,187	95,546
Stericycle Inc.(a)	1,696	99,911
Tetra Tech Inc.(a)	1,178	28,343
Waste Connections Inc.(a)	1,487	51,004
Waste Management Inc.	9,873	310,901

		701,014
FOOD – 2.09%
Campbell Soup Co.	4,201	162,159
ConAgra Foods Inc.	9,152	178,098
Corn Products International Inc.	1,504	48,549
Dean Foods Co.(a)	3,149	73,561
Flowers Foods Inc.	1,673	49,119
General Mills Inc.	6,745	463,516
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	343	3,711
H.J. Heinz Co.	6,236	311,613
Hain Celestial Group Inc.(a)	787	21,666
Hershey Co. (The)	3,295	130,284
Hormel Foods Corp.	1,348	48,905
J&J Snack Foods Corp.	275	9,325
J.M. Smucker Co. (The)	1,077	54,593
Kellogg Co.	4,998	280,388
Kraft Foods Inc.	30,509	999,170
Kroger Co. (The)	13,096	359,878
Lance Inc.	622	14,113
McCormick & Co. Inc. NVS	2,634	101,277
Nash Finch Co.	250	10,780
Ralcorp Holdings Inc.(a)	1,135	76,510
Ruddick Corp.	862	27,972
Safeway Inc.	8,810	208,973
Sanderson Farms Inc.(b)	326	11,977
Sara Lee Corp.	14,209	179,460
Smithfield Foods Inc.(a)(b)	2,426	38,525
Spartan Stores Inc.	442	10,997
SUPERVALU Inc.	4,275	92,768
Sysco Corp.	12,073	372,211
Tootsie Roll Industries Inc.	599	17,317
TreeHouse Foods Inc.(a)	643	19,097
Tyson Foods Inc. Class A	6,037	72,082
United Natural Foods Inc.(a)	836	20,892
Whole Foods Market Inc.(b)	2,909	58,267
Wm. Wrigley Jr. Co.	4,309	342,135

		4,869,888
FOREST PRODUCTS & PAPER – 0.41%
Buckeye Technologies Inc.(a)	789	6,462
Deltic Timber Corp.	249	15,846
International Paper Co.	8,598	225,096
Louisiana-Pacific Corp.	1,600	14,880
MeadWestvaco Corp.	3,410	79,487
Neenah Paper Inc.	334	6,613
Plum Creek Timber Co. Inc.	3,386	168,826
Potlatch Corp.	806	37,390
Rayonier Inc.	1,543	73,061
Rock-Tenn Co. Class A	738	29,505
Schweitzer-Mauduit International Inc.	290	5,507
Temple-Inland Inc.	2,221	33,892
Wausau Paper Corp.	1,083	10,971
Weyerhaeuser Co.	4,205	254,739

		962,275

GAS – 0.38%
AGL Resources Inc.	1,565	49,110
Atmos Energy Corp.	1,761	46,878
Energen Corp.	1,460	66,109
Laclede Group Inc. (The)	469	22,742
New Jersey Resources Corp.	895	32,122
Nicor Inc.	890	39,472
NiSource Inc.	5,579	82,346
Northwest Natural Gas Co.	569	29,588
Piedmont Natural Gas Co.	1,517	48,483
Sempra Energy	4,929	248,767
South Jersey Industries Inc.	609	21,741
Southern Union Co.	2,383	49,209
Southwest Gas Corp.	824	24,934
UGI Corp.	2,129	54,886
Vectren Corp.	1,595	44,421
WGL Holdings Inc.	1,042	33,813

		894,621
HAND & MACHINE TOOLS – 0.15%
Baldor Electric Co.	919	26,476
Black & Decker Corp. (The)	1,239	75,269
Kennametal Inc.	1,595	43,256
Lincoln Electric Holdings Inc.	870	55,950
Regal Beloit Corp.	624	26,532
Snap-On Inc.	1,129	59,453
Stanley Works (The)	1,525	63,654

		350,590
HEALTH CARE - PRODUCTS – 4.25%
Abaxis Inc.(a)	455	8,964
Advanced Medical Optics Inc.(a)	942	16,749
American Medical Systems Holdings Inc.(a)	1,453	25,805
ArthroCare Corp.(a)(b)	526	14,581
Baxter International Inc.	12,626	828,644
Beckman Coulter Inc.	1,275	90,512
Becton, Dickinson and Co.	4,908	393,916
BIOLASE Technology Inc.(a)	569	1,075
Boston Scientific Corp.(a)	30,167	370,149
C.R. Bard Inc.	1,990	188,791
CONMED Corp.(a)	640	20,480
Cooper Companies Inc. (The)	897	31,180
Covidien Ltd.	10,051	540,342
Cyberonics Inc.(a)	476	8,092
Datascope Corp.	243	12,546
DENTSPLY International Inc.	2,997	112,507
Edwards Lifesciences Corp.(a)	1,100	63,536
Gen-Probe Inc.(a)	1,141	60,530
Haemonetics Corp.(a)	531	32,773
Henry Schein Inc.(a)	1,788	96,266
Hill-Rom Holdings Inc.	1,252	37,948
Hologic Inc.(a)	5,006	96,766
ICU Medical Inc.(a)	279	8,484
IDEXX Laboratories Inc.(a)	1,176	64,445
Immucor Inc.(a)	1,498	47,876
Intuitive Surgical Inc.(a)	782	188,446
Invacare Corp.	678	16,367
Johnson & Johnson	56,195	3,893,190
Kensey Nash Corp.(a)	240	7,550
Kinetic Concepts Inc.(a)	1,129	32,278
LCA-Vision Inc.(b)	429	1,991
Medtronic Inc.	22,673	1,135,917
Mentor Corp.	631	15,056

Meridian Bioscience Inc.	864	25,091
Merit Medical Systems Inc.(a)	531	9,967
Natus Medical Inc.(a)	551	12,486
Osteotech Inc.(a)	417	1,776
Palomar Medical Technologies Inc.(a)	344	4,630
Patterson Companies Inc.(a)	1,924	58,509
PSS World Medical Inc.(a)	1,328	25,896
ResMed Inc.(a)	1,540	66,220
St. Jude Medical Inc.(a)	6,820	296,602
Steris Corp.	1,258	47,276
Stryker Corp.	4,968	309,506
SurModics Inc.(a)(b)	328	10,329
Symmetry Medical Inc.(a)	720	13,363
TECHNE Corp.(a)	802	57,840
Varian Medical Systems Inc.(a)	2,523	144,139
Vital Sign Inc.	142	10,494
West Pharmaceutical Services Inc.	689	33,637
Zimmer Holdings Inc.(a)	4,522	291,940
Zoll Medical Corp.(a)	440	14,397

		9,897,850
HEALTH CARE - SERVICES – 1.26%
Aetna Inc.	9,443	340,987
Air Methods Corp.(a)	234	6,625
Amedisys Inc.(a)(b)	595	28,959
AMERIGROUP Corp.(a)	1,075	27,133
AmSurg Corp.(a)	622	15,842
Apria Healthcare Group Inc.(a)	921	16,799
Centene Corp.(a)	886	18,172
Community Health Systems Inc.(a)	1,979	58,004
Covance Inc.(a)	1,297	114,668
Coventry Health Care Inc.(a)	3,044	99,082
DaVita Inc.(a)	2,113	120,462
Gentiva Health Services Inc.(a)	676	18,211
Health Management Associates Inc. Class A(a)	4,831	20,097
Health Net Inc.(a)	2,192	51,731
Healthways Inc.(a)	700	11,291
Humana Inc.(a)	3,457	142,428
Kindred Healthcare Inc.(a)	646	17,810
Laboratory Corp. of America Holdings(a)	2,202	153,039
LHC Group Inc.(a)	319	9,085
LifePoint Hospitals Inc.(a)(b)	1,143	36,736
Lincare Holdings Inc.(a)	1,508	45,376
Magellan Health Services Inc.(a)	830	34,080
MedCath Corp.(a)	520	9,318
Molina Healthcare Inc.(a)	281	8,711
Odyssey Healthcare Inc.(a)	787	7,988
Pediatrix Medical Group Inc.(a)	882	47,557
Psychiatric Solutions Inc.(a)	1,078	40,910
Quest Diagnostics Inc.	3,210	165,861
RehabCare Group Inc.(a)	337	6,100
Res-Care Inc.(a)	418	7,583
Sunrise Senior Living Inc.(a)	896	12,356
Tenet Healthcare Corp.(a)	8,786	48,762
UnitedHealth Group Inc.	24,536	622,969
Universal Health Services Inc. Class B	1,044	58,495
WellCare Health Plans Inc.(a)	858	30,888
WellPoint Inc.(a)	10,260	479,860

		2,933,975
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.	3,617	164,356

		164,356

HOME BUILDERS – 0.22%
Centex Corp.	2,478	40,144
Champion Enterprises Inc.(a)	1,606	8,913
D.R. Horton Inc.	5,630	73,303
Fleetwood Enterprises Inc.(a)	1,261	1,299
Hovnanian Enterprises Inc. Class A(a)(b)	791	6,320
KB Home	1,587	31,232
Lennar Corp. Class A	2,833	43,033
M.D.C. Holdings Inc.	694	25,393
M/I Homes Inc.	267	6,082
Meritage Homes Corp.(a)	558	13,783
Monaco Coach Corp.	621	1,211
NVR Inc.(a)(b)	108	61,776
Pulte Homes Inc.	4,302	60,099
Ryland Group Inc.	899	23,841
Skyline Corp.	156	4,123
Standard-Pacific Corp.(a)(b)	1,816	8,917
Thor Industries Inc.(b)	704	17,473
Toll Brothers Inc.(a)	2,677	67,541
Winnebago Industries Inc.	653	8,437

		502,920
HOME FURNISHINGS – 0.09%
Audiovox Corp. Class A(a)	378	3,542
Bassett Furniture Industries Inc.	239	2,043
Ethan Allen Interiors Inc.	654	18,325
Furniture Brands International Inc.	630	6,628
Harman International Industries Inc.	1,184	40,339
La-Z-Boy Inc.(b)	1,124	10,476
Universal Electronics Inc.(a)	293	7,319
Whirlpool Corp.	1,518	120,362

		209,034
HOUSEHOLD PRODUCTS & WARES – 0.51%
American Greetings Corp. Class A	865	13,226
Avery Dennison Corp.	2,188	97,322
Blyth Inc.	550	6,237
Central Garden & Pet Co. Class A(a)	1,453	8,645
Church & Dwight Co. Inc.	1,322	82,083
Clorox Co. (The)	2,822	176,911
Fortune Brands Inc.	2,996	171,851
Fossil Inc.(a)	951	26,847
Kimberly-Clark Corp.	8,336	540,506
Russ Berrie and Co. Inc.(a)	238	1,825
Scotts Miracle-Gro Co. (The) Class A	920	21,749
Spectrum Brands Inc.(a)	880	1,223
Standard Register Co. (The)	289	2,847
Tupperware Brands Corp.	1,211	33,460
WD-40 Co.	342	12,288

		1,197,020
HOUSEWARES – 0.06%
Libbey Inc.	279	2,374
National Presto Industries Inc.	92	6,854
Newell Rubbermaid Inc.	5,572	96,173
Toro Co. (The)	729	30,108

		135,509
INSURANCE – 3.17%
Aflac Inc.	9,555	561,356
Allstate Corp. (The)	10,892	502,339
American Financial Group Inc.	1,412	41,654

American International Group Inc.	54,110	180,186
Aon Corp.	5,540	249,078
Arthur J. Gallagher & Co.	1,962	50,345
Assurant Inc.	2,346	129,030
Brown & Brown Inc.	2,300	49,726
Chubb Corp.	7,244	397,696
CIGNA Corp.	5,496	186,754
Cincinnati Financial Corp.	3,173	90,240
Delphi Financial Group Inc. Class A	903	25,320
Everest Re Group Ltd.	1,245	107,730
Fidelity National Financial Inc.	4,118	60,535
First American Corp.	1,797	53,012
Genworth Financial Inc. Class A	8,620	74,218
Hanover Insurance Group Inc. (The)	1,042	47,432
Hartford Financial Services Group Inc. (The)	6,034	247,334
HCC Insurance Holdings Inc.	2,260	61,020
Hilb Rogal & Hobbs Co.	645	30,147
Horace Mann Educators Corp.	893	11,493
Infinity Property and Casualty Corp.	294	12,113
LandAmerica Financial Group Inc.	360	8,730
Lincoln National Corp.	5,222	223,554
Loews Corp.	7,286	287,724
Marsh & McLennan Companies Inc.	10,261	325,889
MBIA Inc.(b)	3,763	44,780
Mercury General Corp.	736	40,296
MetLife Inc.	13,784	771,904
MGIC Investment Corp.	2,387	16,781
Navigators Group Inc. (The)(a)	278	16,124
Old Republic International Corp.	4,688	59,772
Philadelphia Consolidated Holding Corp.(a)	1,160	67,941
PMI Group Inc. (The)	1,832	5,404
Presidential Life Corp.	432	6,821
Principal Financial Group Inc.	5,196	225,974
ProAssurance Corp.(a)	704	39,424
Progressive Corp. (The)	13,626	237,092
Protective Life Corp.	1,402	39,971
Prudential Financial Inc.	8,580	617,760
RLI Corp.	338	20,986
Safety Insurance Group Inc.	282	10,696
Selective Insurance Group Inc.	970	22,232
StanCorp Financial Group Inc.	973	50,596
Stewart Information Services Corp.	417	12,406
Torchmark Corp.	1,719	102,796
Tower Group Inc.	422	9,942
Travelers Companies Inc. (The)	11,865	536,298
United Fire & Casualty Co.	415	11,865
Unitrin Inc.	1,038	25,888
Unum Group	6,888	172,889
W.R. Berkley Corp.	2,742	64,574
XL Capital Ltd. Class A	6,149	110,313
Zenith National Insurance Corp.	771	28,249

		7,384,429
INTERNET – 1.87%
Akamai Technologies Inc.(a)	3,450	60,168
Amazon.com Inc.(a)	6,424	467,410
Avocent Corp.(a)	766	15,672
Blue Coat Systems Inc.(a)	714	10,132
Blue Nile Inc.(a)(b)	281	12,046
CyberSource Corp.(a)	1,325	21,346
DealerTrack Holdings Inc.(a)	919	15,476
Digital River Inc.(a)	807	26,147
eBay Inc.(a)	21,986	492,047

Expedia Inc.(a)	4,260	64,369
F5 Networks Inc.(a)	1,666	38,951
Google Inc. Class A(a)	4,812	1,927,302
InfoSpace Inc.	568	6,163
j2 Global Communications Inc.(a)	788	18,400
Knot Inc. (The)(a)	564	4,709
McAfee Inc.(a)	3,081	104,631
NetFlix Inc.(a)(b)	797	24,611
NutriSystem Inc.(b)	712	12,617
PCTEL Inc.	469	4,371
Perficient Inc.(a)	610	4,050
Priceline.com Inc.(a)	779	53,307
Secure Computing Corp.(a)	1,250	6,850
Stamps.com Inc.(a)	288	3,361
Symantec Corp.(a)	16,902	330,941
United Online Inc.	1,773	16,684
ValueClick Inc.(a)	1,527	15,621
VeriSign Inc.(a)	3,859	100,643
Websense Inc.(a)	988	22,082
Yahoo! Inc.(a)	28,002	484,435

		4,364,542
INVESTMENT COMPANIES – 0.07%
American Capital Ltd.(b)	4,110	104,846
Apollo Investment Corp.	2,863	48,814

		153,660
IRON & STEEL – 0.35%
AK Steel Holding Corp.	2,201	57,050
Allegheny Technologies Inc.	1,973	58,302
Carpenter Technology Corp.	809	20,751
Cleveland-Cliffs Inc.	2,116	112,021
Gibraltar Industries Inc.	611	11,432
Material Sciences Corp.(a)	281	1,616
Nucor Corp.	6,312	249,324
Olympic Steel Inc.	185	5,456
Reliance Steel & Aluminum Co.	1,313	49,855
Steel Dynamics Inc.	3,491	59,661
United States Steel Corp.	2,375	184,324

		809,792
LEISURE TIME – 0.27%
Arctic Cat Inc.	249	2,278
Brunswick Corp.	1,922	24,582
Callaway Golf Co.	1,414	19,895
Carnival Corp.	8,790	310,727
Harley-Davidson Inc.	4,750	177,175
Interval Leisure Group Inc.(a)	785	8,164
Life Time Fitness Inc.(a)(b)	659	20,607
Multimedia Games Inc.(a)	568	2,459
Nautilus Inc.(a)	681	3,112
Polaris Industries Inc.(b)	681	30,979
WMS Industries Inc.(a)	1,092	33,382

		633,360
LODGING – 0.15%
Boyd Gaming Corp.	1,240	11,606
Marcus Corp.	469	7,542
Marriott International Inc. Class A	5,999	156,514
Monarch Casino & Resort Inc.(a)	212	2,415
Starwood Hotels & Resorts Worldwide Inc.	3,744	105,356
Wyndham Worldwide Corp.	3,596	56,493

		339,926

MACHINERY – 0.95%
AGCO Corp.(a)	1,867	79,553
Albany International Corp. Class A	459	12,544
Applied Industrial Technologies Inc.	741	19,955
Astec Industries Inc.(a)	364	11,222
Briggs & Stratton Corp.	1,079	17,458
Cascade Corp.	213	9,332
Caterpillar Inc.	12,274	731,530
Cognex Corp.	958	19,313
Cummins Inc.	4,088	178,727
Deere & Co.	8,571	424,265
Flowserve Corp.	1,140	101,198
Gardner Denver Inc.(a)	1,084	37,636
Gerber Scientific Inc.(a)	526	4,808
Graco Inc.	1,218	43,373
IDEX Corp.	1,609	49,911
Intevac Inc.(a)	430	4,575
Joy Global Inc.	2,148	96,961
Lindsay Corp.(b)	245	17,824
Manitowoc Co. Inc. (The)	2,677	41,627
Nordson Corp.	704	34,573
Robbins & Myers Inc.	655	20,259
Rockwell Automation Inc.	2,934	109,556
Terex Corp.(a)	1,891	57,713
Wabtec Corp.	1,013	51,896
Zebra Technologies Corp. Class A(a)	1,252	34,868

		2,210,677
MANUFACTURING – 4.33%
A.O. Smith Corp.	435	17,048
Acuity Brands Inc.	807	33,700
AptarGroup Inc.	1,417	55,419
Barnes Group Inc.	952	19,249
Brink's Co. (The)	813	49,609
Carlisle Companies Inc.	1,237	37,073
Ceradyne Inc.(a)	528	19,356
CLARCOR Inc.	1,079	40,948
Cooper Industries Ltd.	3,551	141,862
Crane Co.	1,014	30,126
Danaher Corp.	5,104	354,218
Donaldson Co. Inc.	1,545	64,751
Dover Corp.	3,811	154,536
Eastman Kodak Co.	5,642	86,774
Eaton Corp.	3,384	190,113
EnPro Industries Inc.(a)	432	16,053
Federal Signal Corp.	1,032	14,138
General Electric Co.	200,126	5,103,213
Griffon Corp.(a)(b)	529	4,772
Harsco Corp.	1,718	63,892
Honeywell International Inc.	14,926	620,175
Illinois Tool Works Inc.	7,997	355,467
Ingersoll-Rand Co. Ltd. Class A	6,462	201,421
ITT Industries Inc.	3,654	203,199
Lancaster Colony Corp.	466	17,550
Leggett & Platt Inc.	3,287	71,624
Lydall Inc.(a)	289	2,783
Matthews International Corp. Class A	585	29,683
Myers Industries Inc.	641	8,083
Pall Corp.	2,392	82,261
Parker Hannifin Corp.	3,376	178,928
Pentair Inc.	2,033	70,281
Roper Industries Inc.	1,786	101,731

SPX Corp.	1,086	83,622
Standex International Corp.	248	6,882
Sturm, Ruger & Co. Inc.(a)	641	4,449
Teleflex Inc.	801	50,855
Textron Inc.	5,008	146,634
3M Co.	14,094	962,761
Tredegar Corp.	254	4,519
Trinity Industries Inc.	1,616	41,580
Tyco International Ltd.	9,539	334,056

		10,075,394
MEDIA – 2.22%
A.H. Belo Corp. Class A	356	1,837
Belo Corp. Class A	1,778	10,597
CBS Corp. Class B	13,699	199,731
Comcast Corp. Class A	58,758	1,153,420
DIRECTV Group Inc. (The)(a)	11,544	302,106
E.W. Scripps Co. (The) Class A	623	4,405
Entercom Communications Corp.	680	3,414
4Kids Entertainment Inc.(a)	251	1,772
Gannett Co. Inc.	4,521	76,450
John Wiley & Sons Inc. Class A	894	36,162
McGraw-Hill Companies Inc. (The)	6,468	204,453
Media General Inc. Class A	523	6,501
Meredith Corp.	657	18,422
New York Times Co. (The) Class A(b)	2,510	35,868
News Corp. Class A	46,345	555,677
Radio One Inc. Class D(a)	1,747	1,310
Scholastic Corp.	613	15,742
Scripps Networks Interactive Inc. Class A	1,869	67,863
Time Warner Inc.	72,015	944,117
Viacom Inc. Class B(a)	12,462	309,556
Walt Disney Co. (The)	37,789	1,159,744
Washington Post Co. (The) Class B	119	66,254

		5,175,401
METAL FABRICATE & HARDWARE – 0.17%
A.M. Castle & Co.	248	4,285
Commercial Metals Co.	2,242	37,867
Kaydon Corp.	603	27,171
Lawson Products Inc.	101	2,793
Mueller Industries Inc.	790	18,178
Precision Castparts Corp.	2,795	220,190
Timken Co. (The)	1,626	46,097
Valmont Industries Inc.	365	30,182
Worthington Industries Inc.	1,190	17,779

		404,542
MINING – 0.60%
Alcoa Inc.	16,396	370,222
AMCOL International Corp.	455	14,223
Brush Engineered Materials Inc.(a)	417	7,744
Century Aluminum Co.(a)	723	20,020
Freeport-McMoRan Copper & Gold Inc.	7,721	438,939
Newmont Mining Corp.	9,152	354,732
RTI International Metals Inc.(a)	461	9,017
Titanium Metals Corp.	1,881	21,331
Vulcan Materials Co.(b)	2,201	163,975

		1,400,203
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.(a)	552	6,988

		6,988

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	4,175	138,861
Xerox Corp.	17,445	201,141

		340,002
OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	1,120	27,406
HNI Corp.(b)	801	20,297
Interface Inc. Class A	1,079	12,268

		59,971
OIL & GAS – 9.93%
Anadarko Petroleum Corp.	9,417	456,819
Apache Corp.	6,709	699,615
Atwood Oceanics Inc.(a)	1,104	40,186
Bill Barrett Corp.(a)	675	21,674
Cabot Oil & Gas Corp.	2,130	76,978
Chesapeake Energy Corp.	10,518	377,175
Chevron Corp.	41,313	3,407,496
Cimarex Energy Co.	1,695	82,902
ConocoPhillips	30,606	2,241,890
Denbury Resources Inc.(a)	4,986	94,933
Devon Energy Corp.	8,908	812,410
Encore Acquisition Co.(a)	1,080	45,122
ENSCO International Inc.	2,867	165,225
EOG Resources Inc.	4,995	446,853
Exxon Mobil Corp.	104,506	8,115,936
Forest Oil Corp.(a)	1,759	87,246
Frontier Oil Corp.	2,030	37,393
Helmerich & Payne Inc.	2,130	91,995
Hess Corp.	5,668	465,229
Marathon Oil Corp.	14,244	567,908
Murphy Oil Corp.	3,823	245,207
Nabors Industries Ltd.(a)	5,668	141,247
Newfield Exploration Co.(a)	2,674	85,541
Noble Corp.	5,410	237,499
Noble Energy Inc.	3,466	192,675
Occidental Petroleum Corp.	16,447	1,158,691
Patterson-UTI Energy Inc.	3,170	63,463
Penn Virginia Corp.	818	43,714
Petroleum Development Corp.(a)	343	15,219
PetroQuest Energy Inc.(a)	903	13,861
Pioneer Drilling Co.(a)	1,037	13,792
Pioneer Natural Resources Co.	2,389	124,897
Plains Exploration & Production Co.(a)	2,145	75,418
Pride International Inc.(a)	3,543	104,908
Quicksilver Resources Inc.(a)	2,290	44,953
Range Resources Corp.	3,127	134,054
Rowan Companies Inc.	2,246	68,615
Southwestern Energy Co.(a)	6,874	209,932
St. Mary Land & Exploration Co.	1,247	44,456
Stone Energy Corp.(a)	691	29,250
Sunoco Inc.	2,316	82,403
Swift Energy Co.(a)	602	23,291
Tesoro Corp.	2,851	47,013
Transocean Inc.(a)	6,420	705,173
Unit Corp.(a)	955	47,578
Valero Energy Corp.	10,451	316,665
XTO Energy Inc.	11,057	514,372

		23,118,872

OIL & GAS SERVICES – 2.03%
Baker Hughes Inc.	6,203	375,530
Basic Energy Services Inc.(a)	465	9,905
BJ Services Co.	5,881	112,504
Cameron International Corp.(a)	4,358	167,957
CARBO Ceramics Inc.	426	21,986
Dril-Quip Inc.(a)	589	25,557
Exterran Holdings Inc.(a)	1,331	42,539
FMC Technologies Inc.(a)	2,575	119,866
Gulf Island Fabrication Inc.	233	8,032
Halliburton Co.	17,573	569,189
Helix Energy Solutions Group Inc.(a)	1,875	45,525
Hornbeck Offshore Services Inc.(a)	513	19,812
ION Geophysical Corp.(a)	1,832	25,996
Lufkin Industries Inc.	323	25,630
Matrix Service Co.(a)	478	9,130
NATCO Group Inc. Class A(a)	361	14,505
National Oilwell Varco Inc.(a)	8,362	420,023
Oceaneering International Inc.(a)	1,092	58,225
Schlumberger Ltd.	24,152	1,886,030
SEACOR Holdings Inc.(a)	437	34,501
Smith International Inc.	4,357	255,494
Superior Energy Services Inc.(a)	1,659	51,661
Superior Well Services Inc.(a)	332	8,403
Tetra Technologies Inc.(a)	1,438	19,916
Tidewater Inc.	1,006	55,692
Weatherford International Ltd.(a)	13,652	343,211

		4,726,819
PACKAGING & CONTAINERS – 0.18%
Ball Corp.	1,990	78,585
Bemis Co. Inc.	2,053	53,809
Greif Inc. Class A	648	42,522
Packaging Corp. of America	2,125	49,258
Pactiv Corp.(a)	2,738	67,985
Sealed Air Corp.	3,258	71,643
Sonoco Products Co.	2,020	59,954

		423,756
PHARMACEUTICALS – 5.45%
Abbott Laboratories	31,044	1,787,514
Allergan Inc.	6,194	318,991
Alpharma Inc. Class A(a)(b)	894	32,980
AmerisourceBergen Corp.	3,139	118,183
Barr Pharmaceuticals Inc.(a)	2,147	140,199
Bristol-Myers Squibb Co.	39,840	830,664
Cardinal Health Inc.	7,182	353,929
Cephalon Inc.(a)	1,331	103,139
Cubist Pharmaceuticals Inc.(a)	1,182	26,276
Eli Lilly and Co.	20,182	888,613
Endo Pharmaceuticals Holdings Inc.(a)	2,505	50,100
Express Scripts Inc.(a)	4,960	366,147
Forest Laboratories Inc.(a)	6,080	171,942
Gilead Sciences Inc.(a)	18,459	841,361
HealthExtras Inc.(a)	803	20,974
Hospira Inc.(a)	3,193	121,973
King Pharmaceuticals Inc.(a)	4,961	47,526
Mannatech Inc.(b)	331	1,324
Medco Health Solutions Inc.(a)	10,201	459,045
Medicis Pharmaceutical Corp. Class A	1,137	16,953
Merck & Co. Inc.	43,144	1,361,625
Mylan Inc.(a)	6,153	70,267
NBTY Inc.(a)	1,165	34,391
Noven Pharmaceuticals Inc.(a)	526	6,144

Omnicare Inc.	2,154	61,971
Par Pharmaceutical Companies Inc.(a)	735	9,033
Perrigo Co.	1,628	62,613
PetMed Express Inc.(a)	476	7,473
Pfizer Inc.	135,739	2,503,027
PharMerica Corp.(a)	562	12,639
Salix Pharmaceuticals Ltd.(a)	994	6,372
Schering-Plough Corp.	32,634	602,750
Sciele Pharma Inc.(b)	718	22,107
Sepracor Inc.(a)	2,238	40,978
Theragenics Corp.(a)	698	2,178
United Therapeutics Corp.(a)	458	48,168
Valeant Pharmaceuticals International(a)(b)	1,662	34,021
VCA Antech Inc.(a)	1,687	49,716
ViroPharma Inc.(a)	1,422	18,657
Watson Pharmaceuticals Inc.(a)	2,060	58,710
Wyeth	26,826	990,952

		12,701,625
PIPELINES – 0.48%
El Paso Corp.	14,131	180,312
Equitable Resources Inc.	2,567	94,158
National Fuel Gas Co.	1,611	67,952
ONEOK Inc.	2,024	69,626
Questar Corp.	3,483	142,524
Spectra Energy Corp.	12,340	293,692
Williams Companies Inc. (The)	11,558	273,347

		1,121,611
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	3,613	48,306
Forestar Real Estate Group Inc.(a)	735	10,841
Jones Lang LaSalle Inc.	800	34,784

		93,931
REAL ESTATE INVESTMENT TRUSTS – 1.86%
Acadia Realty Trust	645	16,306
Alexandria Real Estate Equities Inc.	654	73,575
AMB Property Corp.	1,992	90,238
Apartment Investment and Management Co. Class A	1,665	58,308
AvalonBay Communities Inc.	1,521	149,697
BioMed Realty Trust Inc.	1,358	35,919
Boston Properties Inc.	2,407	225,440
BRE Properties Inc. Class A	1,065	52,185
Camden Property Trust	1,053	48,291
Cedar Shopping Centers Inc.	894	11,819
Colonial Properties Trust	948	17,718
Cousins Properties Inc.(b)	707	17,838
Developers Diversified Realty Corp.	2,421	76,721
DiamondRock Hospitality Co.	1,977	17,991
Duke Realty Corp.	2,870	70,545
EastGroup Properties Inc.	466	22,620
Entertainment Properties Trust	648	35,459
Equity One Inc.	767	15,716
Equity Residential	5,397	239,681
Essex Property Trust Inc.	532	62,952
Extra Space Storage Inc.	1,704	26,173
Federal Realty Investment Trust	1,184	101,350
General Growth Properties Inc.	4,721	71,287
HCP Inc.	5,132	205,947
Health Care REIT Inc.	2,066	109,973
Highwoods Properties Inc.	1,304	46,370
Home Properties Inc.	689	39,928

Hospitality Properties Trust	2,020	41,450
Host Hotels & Resorts Inc.	10,359	137,671
Inland Real Estate Corp.	1,003	15,737
Kilroy Realty Corp.	646	30,872
Kimco Realty Corp.	4,501	166,267
Kite Realty Group Trust	589	6,479
LaSalle Hotel Properties	806	18,796
Lexington Realty Trust	1,355	23,333
Liberty Property Trust	1,848	69,577
LTC Properties Inc.	428	12,549
Macerich Co. (The)	1,477	94,011
Mack-Cali Realty Corp.	1,357	45,962
Medical Properties Trust Inc.	1,519	17,241
Mid-America Apartment Communities Inc.	602	29,582
National Retail Properties Inc.(b)	1,497	35,853
Nationwide Health Properties Inc.	2,022	72,752
Parkway Properties Inc.	288	10,904
Pennsylvania Real Estate Investment Trust	819	15,438
ProLogis	5,230	215,842
PS Business Parks Inc.	331	19,066
Public Storage	2,549	252,376
Realty Income Corp.(b)	2,118	54,221
Regency Centers Corp.	1,405	93,699
Senior Housing Properties Trust	2,331	55,548
Simon Property Group Inc.	4,515	437,954
Sovran Self Storage Inc.	503	22,479
Tanger Factory Outlet Centers Inc.	608	26,624
UDR Inc.	2,482	64,904
Urstadt Biddle Properties Inc. Class A	159	2,981
Vornado Realty Trust	2,776	252,477
Weingarten Realty Investors(b)	1,576	56,216

		4,338,908
RETAIL – 5.92%
Abercrombie & Fitch Co. Class A	1,809	71,365
Advance Auto Parts Inc.	1,852	73,450
Aeropostale Inc.(a)	1,422	45,660
American Eagle Outfitters Inc.	4,288	65,392
AnnTaylor Stores Corp.(a)(b)	1,214	25,057
AutoNation Inc.(a)(b)	1,992	22,390
AutoZone Inc.(a)	860	106,072
Barnes & Noble Inc.	656	17,108
Bed Bath & Beyond Inc.(a)	5,186	162,892
Best Buy Co. Inc.	6,771	253,913
Big 5 Sporting Goods Corp.	464	4,788
Big Lots Inc.(a)(b)	1,678	46,699
BJ's Wholesale Club Inc.(a)(b)	1,222	47,487
Bob Evans Farms Inc.	710	19,376
Borders Group Inc.	1,312	8,607
Brinker International Inc.	2,044	36,567
Brown Shoe Co. Inc.	862	14,120
Buckle Inc. (The)	303	16,829
Buffalo Wild Wings Inc.(a)(b)	326	13,118
Cabela's Inc. Class A(a)(b)	814	9,833
California Pizza Kitchen Inc.(a)	587	7,555
CarMax Inc.(a)(b)	4,617	64,638
Casey's General Store Inc.	1,071	32,312
Cash America International Inc.	619	22,309
Cato Corp. Class A	647	11,355
CBRL Group Inc.	504	13,255
CEC Entertainment Inc.(a)	391	12,981
Charlotte Russe Holding Inc.(a)	523	5,361
Charming Shoppes Inc.(a)	2,421	11,839

Cheesecake Factory Inc. (The)(a)	1,322	19,328
Chico’s FAS Inc.(a)	3,648	19,955
Children’s Place Retail Stores Inc. (The)(a)	456	15,208
Chipotle Mexican Grill Inc. Class A(a)(b)	632	35,070
Christopher & Banks Corp.	739	5,668
CKE Restaurants Inc.	907	9,614
Coldwater Creek Inc.(a)	1,224	7,087
Collective Brands Inc.(a)(b)	1,401	25,652
Copart Inc.(a)	1,265	48,070
Costco Wholesale Corp.	8,717	565,995
CVS Caremark Corp.	28,802	969,475
Darden Restaurants Inc.	2,818	80,679
Dick’s Sporting Goods Inc.(a)	1,749	34,245
Dillard’s Inc. Class A	1,272	15,010
DineEquity Inc.	257	4,333
Dollar Tree Inc.(a)	1,778	64,648
Dress Barn Inc.(a)(b)	979	14,969
Family Dollar Stores Inc.	2,832	67,118
Finish Line Inc. (The) Class A	1,069	10,679
First Cash Financial Services Inc.(a)	556	8,340
Foot Locker Inc.	3,184	51,453
Fred’s Inc.	830	11,803
GameStop Corp. Class A(a)	3,301	112,927
Gap Inc. (The)	9,363	166,474
Genesco Inc.(a)	424	14,196
Group 1 Automotive Inc.	462	10,039
Haverty Furniture Companies Inc.	526	6,017
Hibbett Sports Inc.(a)	681	13,634
Home Depot Inc.	34,145	884,014
Hot Topic Inc.(a)	956	6,319
HSN Inc.(a)	785	8,643
Insight Enterprises Inc.(a)	1,041	13,960
J. Crew Group Inc.(a)(b)	1,047	29,913
J.C. Penney Co. Inc.	4,525	150,864
Jack in the Box Inc.(a)	1,093	23,062
Jo-Ann Stores Inc.(a)	471	9,882
Jos. A. Bank Clothiers Inc.(a)(b)	324	10,886
Kohl’s Corp.(a)	6,165	284,083
Landry’s Restaurants Inc.	366	5,691
Limited Brands Inc.	5,640	97,685
Lithia Motors Inc. Class A	303	1,306
Longs Drug Stores Corp.	634	47,956
Lowe’s Companies Inc.	29,456	697,813
Macy’s Inc.	8,558	153,873
MarineMax Inc.(a)	334	2,415
McDonald’s Corp.	22,611	1,395,099
Men’s Wearhouse Inc. (The)(b)	1,089	23,130
Movado Group Inc.	421	9,409
MSC Industrial Direct Co. Inc. Class A	874	40,265
99 Cents Only Stores(a)	1,041	11,420
Nordstrom Inc.	3,115	89,774
O’Charley’s Inc.	433	3,789
Office Depot Inc.(a)	5,767	33,564
OfficeMax Inc.	1,498	13,317
O’Reilly Automotive Inc.(a)	2,700	72,279
P.F. Chang’s China Bistro Inc.(a)(b)	528	12,429
Pacific Sunwear of California Inc.(a)	1,537	10,344
Panera Bread Co. Class A(a)(b)	643	32,729
Papa John’s International Inc.(a)	466	12,657
Pep Boys-Manny, Moe & Jack (The)	1,265	7,818
PetSmart Inc.	2,588	63,949
RadioShack Corp.	2,769	47,848
Red Robin Gourmet Burgers Inc.(a)	335	8,978

Regis Corp.	926	25,465
Ross Stores Inc.	2,593	95,448
Ruby Tuesday Inc.(a)	1,171	6,780
Ruth's Hospitality Group Inc.(a)	303	1,191
Saks Inc.(a)(b)	2,649	24,503
School Specialty Inc.(a)	261	8,141
Sears Holdings Corp.(a)(b)	1,171	109,489
Select Comfort Corp.(a)	1,088	1,795
Sonic Automotive Inc.	646	5,465
Sonic Corp.(a)	1,265	18,431
Stage Stores Inc.	859	11,734
Staples Inc.	14,361	323,123
Starbucks Corp.(a)	14,649	217,831
Steak n Shake Co. (The)(a)	568	4,930
Stein Mart Inc.	548	2,143
Target Corp.	15,192	745,168
Texas Roadhouse Inc. Class A(a)	1,092	9,817
Tiffany & Co.	2,521	89,546
TJX Companies Inc. (The)	8,363	255,239
Tractor Supply Co.(a)	702	29,519
Tuesday Morning Corp.(a)	552	2,280
Tween Brands Inc.(a)	378	3,701
Under Armour Inc. Class A(a)	742	23,566
Urban Outfitters Inc.(a)	2,291	73,014
Walgreen Co.	19,911	616,445
Wal-Mart Stores Inc.	45,150	2,704,034
Wendy's/Arby's Group Inc. Class A	9,174	48,255
Williams-Sonoma Inc.	1,770	28,639
World Fuel Services Corp.	567	13,058
Yum! Brands Inc.	9,368	305,490
Zale Corp.(a)(b)	719	17,975
Zumiez Inc.(a)	372	6,131

		13,795,523
SAVINGS & LOANS – 0.21%
Anchor BanCorp Wisconsin Inc.	421	3,094
Astoria Financial Corp.	1,514	31,385
BankAtlantic Bancorp Inc. Class A	191	1,566
Brookline Bancorp Inc.	1,263	16,154
Dime Community Bancshares Inc.	557	8,478
First Niagara Financial Group Inc.	2,255	35,516
FirstFed Financial Corp.(a)(b)	343	2,689
Flagstar Bancorp Inc.(b)	701	2,089
Guaranty Financial Group Inc.(a)(b)	735	2,903
Hudson City Bancorp Inc.	10,317	190,349
New York Community Bancorp Inc.	6,937	116,472
Sovereign Bancorp Inc.	10,702	42,273
Washington Federal Inc.	1,776	32,767

		485,735
SEMICONDUCTORS – 2.26%
Actel Corp.(a)	525	6,552
Advanced Micro Devices Inc.(a)	12,357	64,874
Altera Corp.	6,162	127,430
Analog Devices Inc.	5,841	153,910
Applied Materials Inc.	26,900	406,997
Atmel Corp.(a)	8,433	28,588
ATMI Inc.(a)	592	10,644
Axcelis Technologies Inc.(a)	2,114	3,594
Broadcom Corp. Class A(a)	8,995	167,577
Brooks Automation Inc.(a)	1,065	8,903
Cabot Microelectronics Corp.(a)	528	16,938
Cohu Inc.	434	6,866

Cree Inc.(a)(b)	1,843	41,984
Cypress Semiconductor Corp.(a)	68	355
Cypress Semiconductor Corp. When Issued	2,982	15,566
Diodes Inc.(a)	597	11,015
DSP Group Inc.(a)	570	4,361
Exar Corp.(a)	1,174	8,993
Fairchild Semiconductor International Inc. Class A(a)	2,458	21,852
Integrated Device Technology Inc.(a)	3,387	26,351
Intel Corp.	113,208	2,120,386
International Rectifier Corp.(a)	1,454	27,655
Intersil Corp. Class A	2,470	40,953
KLA-Tencor Corp.	3,549	112,326
Kopin Corp.(a)	1,364	4,256
Kulicke and Soffa Industries Inc.(a)	1,043	4,704
Lam Research Corp.(a)	2,568	80,866
Linear Technology Corp.	4,365	133,831
LSI Corp.(a)	12,636	67,729
MEMC Electronic Materials Inc.(a)	4,574	129,261
Micrel Inc.	726	6,585
Microchip Technology Inc.	3,715	109,332
Micron Technology Inc.(a)	14,855	60,163
Microsemi Corp.(a)(b)	1,694	43,163
MKS Instruments Inc.(a)	1,101	21,921
National Semiconductor Corp.	3,808	65,536
Novellus Systems Inc.(a)	2,040	40,066
NVIDIA Corp.(a)	11,099	118,870
Pericom Semiconductor Corp.(a)	641	6,731
Photronics Inc.(a)	893	1,679
QLogic Corp.(a)	2,781	42,716
Rudolph Technologies Inc.(a)	467	3,913
Semtech Corp.(a)	1,411	19,698
Silicon Laboratories Inc.(a)	945	29,012
Skyworks Solutions Inc.(a)	3,345	27,964
Standard Microsystems Corp.(a)	417	10,417
Supertex Inc.(a)	275	7,744
Teradyne Inc.(a)	3,539	27,640
Texas Instruments Inc.	26,406	567,729
TriQuint Semiconductor Inc.(a)	2,871	13,752
Ultratech Inc.(a)	475	5,748
Varian Semiconductor Equipment Associates Inc.(a)	1,441	36,198
Veeco Instruments Inc.(a)	614	9,093
Xilinx Inc.	5,573	130,687

		5,261,674
SOFTWARE – 4.12%
ACI Worldwide Inc.(a)	793	13,893
Acxiom Corp.	1,516	19,011
Adobe Systems Inc.(a)	10,697	422,211
Advent Software Inc.(a)	380	13,387
Allscripts Healthcare Solutions Inc.(a)	1,179	14,667
ANSYS Inc.(a)	1,711	64,796
Autodesk Inc.(a)	4,509	151,277
Automatic Data Processing Inc.	10,235	437,546
Avid Technology Inc.(a)	554	13,329
Blackbaud Inc.	905	16,697
BMC Software Inc.(a)	3,732	106,847
Broadridge Financial Solutions Inc.	2,829	43,538
CA Inc.	7,998	159,640
Captaris Inc.(a)	740	3,411
Cerner Corp.(a)	1,393	62,184
Citrix Systems Inc.(a)	3,682	93,007
Compuware Corp.(a)	5,152	49,923
Concur Technologies Inc.(a)	914	34,970

CSG Systems International Inc.(a)	786	13,779
Digi International Inc.(a)	469	4,784
Dun & Bradstreet Corp. (The)	1,077	101,626
Eclipsys Corp.(a)	1,090	22,836
Electronic Arts Inc.(a)	6,406	236,958
Epicor Software Corp.(a)	1,162	9,168
EPIQ Systems Inc.(a)	777	10,567
Fair Isaac Corp.	1,054	24,295
Fidelity National Information Services Inc.	3,771	69,613
Fiserv Inc.(a)	3,283	155,352
Global Payments Inc.	1,593	71,462
IMS Health Inc.	3,526	66,677
Informatica Corp.(a)	1,785	23,187
Intuit Inc.(a)	6,526	206,287
JDA Software Group Inc.(a)	602	9,156
ManTech International Corp. Class A(a)	380	22,530
MasterCard Inc. Class A	1,458	258,547
Metavante Technologies Inc.(a)	1,838	35,400
Microsoft Corp.	157,927	4,215,072
Novell Inc.(a)	6,995	35,954
Omnicell Inc.(a)	708	9,310
Oracle Corp.(a)	78,908	1,602,621
Parametric Technology Corp.(a)	2,307	42,449
Paychex Inc.	6,443	212,812
Phase Forward Inc.(a)	876	18,317
Phoenix Technologies Ltd.(a)	569	4,546
Progress Software Corp.(a)	855	22,221
Quality Systems Inc.	340	14,368
Salesforce.com Inc.(a)	2,082	100,769
SEI Investments Co.	2,575	57,165
Smith Micro Software Inc.(a)	462	3,280
SPSS Inc.(a)	377	11,069
Sybase Inc.(a)	1,663	50,921
SYNNEX Corp.(a)	344	7,685
Take-Two Interactive Software Inc.	1,457	23,895
THQ Inc.(a)	1,326	15,965
Total System Services Inc.	3,901	63,976
Wind River Systems Inc.(a)	1,601	16,010

		9,590,963
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	659	12,738

		12,738
TELECOMMUNICATIONS – 5.22%
Adaptec Inc.(a)	2,345	7,692
ADC Telecommunications Inc.(a)	2,366	19,993
ADTRAN Inc.	1,174	22,881
American Tower Corp. Class A(a)	7,983	287,149
Anixter International Inc.(a)	601	35,766
Applied Signal Technology Inc.	240	4,171
ARRIS Group Inc.(a)	2,638	20,392
AT&T Inc.	118,492	3,308,297
Black Box Corp.	373	12,880
CenturyTel Inc.	2,013	73,776
Ciena Corp.(a)	1,851	18,658
Cincinnati Bell Inc.(a)	5,198	16,062
Cisco Systems Inc.(a)	118,956	2,683,647
CommScope Inc.(a)	1,411	48,877
Comtech Telecommunications Corp.(a)	452	22,256
Corning Inc.	31,701	495,804
Embarq Corp.	2,830	114,757
FairPoint Communications Inc.	1,604	13,907

Foundry Networks Inc.(a)	3,042	55,395
Frontier Communications Corp.	6,440	74,060
General Communication Inc. Class A(a)	955	8,843
Harmonic Inc.(a)	2,122	17,931
Harris Corp.	2,702	124,832
JDS Uniphase Corp.(a)	4,058	34,331
Juniper Networks Inc.(a)	10,892	229,494
Motorola Inc.	45,377	323,992
NETGEAR Inc.(a)	700	10,500
Network Equipment Technologies Inc.(a)	569	1,946
NeuStar Inc. Class A(a)	1,519	30,213
Newport Corp.(a)	810	8,732
Novatel Wireless Inc.(a)(b)	615	3,727
Plantronics Inc.	922	20,763
Polycom Inc.(a)	1,720	39,784
QUALCOMM Inc.	33,007	1,418,311
Qwest Communications International Inc.	30,140	97,352
RF Micro Devices Inc.(a)	5,637	16,460
Sprint Nextel Corp.	57,371	349,963
Symmetricom Inc.(a)	1,043	5,184
Telephone and Data Systems Inc.	2,110	75,433
Tellabs Inc.(a)	7,827	31,778
3Com Corp.(a)	8,180	19,059
Tollgrade Communications Inc.(a)	246	1,033
Verizon Communications Inc.	57,340	1,840,041
Viasat Inc.(a)	471	11,106
Windstream Corp.	8,686	95,025

		12,152,253
TEXTILES – 0.08%
Cintas Corp.	2,733	78,464
G&K Services Inc. Class A	322	10,642
Mohawk Industries Inc.(a)(b)	1,160	78,172
UniFirst Corp.	285	12,281

		179,559
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	2,477	86,001
JAKKS Pacific Inc.(a)	547	13,626
Marvel Entertainment Inc.(a)	996	34,003
Mattel Inc.	7,108	128,228
RC2 Corp.(a)	414	8,280

		270,138
TRANSPORTATION – 2.09%
Alexander & Baldwin Inc.	802	35,312
Arkansas Best Corp.(b)	530	17,856
Bristow Group Inc.(a)	607	20,541
Burlington Northern Santa Fe Corp.	5,677	524,725
C.H. Robinson Worldwide Inc.	3,439	175,251
Con-way Inc.	973	42,919
CSX Corp.	8,165	445,564
Expeditors International Washington Inc.	4,286	149,324
FedEx Corp.	6,236	492,893
Forward Air Corp.	640	17,427
Heartland Express Inc.	1,258	19,524
Hub Group Inc. Class A(a)	812	30,572
J.B. Hunt Transport Services Inc.	1,588	52,992
Kansas City Southern Industries Inc.(a)	1,817	80,602
Kirby Corp.(a)	1,071	40,634
Knight Transportation Inc.	1,221	20,720
Landstar System Inc.	1,067	47,012
Norfolk Southern Corp.	7,561	500,614

Old Dominion Freight Line Inc.(a)	607	17,202
Overseas Shipholding Group Inc.	547	31,896
Ryder System Inc.	1,160	71,920
Union Pacific Corp.	10,260	730,102
United Parcel Service Inc. Class B	20,300	1,276,667
Werner Enterprises Inc.	778	16,890
YRC Worldwide Inc.(a)(b)	1,170	13,993

		4,873,152
TRUCKING & LEASING – 0.02%
GATX Corp.	924	36,563

		36,563
WATER – 0.03%
American States Water Co.	344	13,244
Aqua America Inc.	2,648	47,081

		60,325

TOTAL COMMON STOCKS
(Cost: $279,071,816)		232,468,466

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.81%

MONEY MARKET FUNDS – 0.81%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	55,816	55,816
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	1,819,844	1,819,844

		1,875,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,875,660)		1,875,660

TOTAL INVESTMENTS IN SECURITIES – 100.65%
(Cost: $280,947,476)		234,344,126
Other Assets, Less Liabilities – (0.65)%		(1,512,910)

NET ASSETS – 100.00%		$232,831,216

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.99%

BIOTECHNOLOGY – 49.50%
Acorda Therapeutics Inc.(a)(b)	374,989	$8,943,488
Affymetrix Inc.(a)	617,365	4,778,405
Alexion Pharmaceuticals Inc.(a)(b)	821,139	32,270,763
AMAG Pharmaceuticals Inc.(a)(b)	176,742	6,845,218
Amgen Inc.(a)	3,407,442	201,959,087
Arena Pharmaceuticals Inc.(a)(b)	608,406	3,042,030
ARIAD Pharmaceuticals Inc.(a)	733,084	1,810,717
ArQule Inc.(a)	331,234	1,066,573
BELLUS Health Inc.(a)(b)	581,468	564,024
BioCryst Pharmaceuticals Inc.(a)(b)	387,905	1,218,022
Biogen Idec Inc.(a)	1,137,472	57,203,467
BioMimetic Therapeutics Inc.(a)	197,785	2,187,502
Celgene Corp.(a)	1,997,947	126,430,086
Cell Genesys Inc.(a)(b)	1,078,959	636,586
Cell Therapeutics Inc.(a)(b)	50,067	36,048
Crucell NV ADR(a)	130,753	2,034,517
Cytokinetics Inc.(a)	507,160	2,403,938
deCODE genetics Inc.(a)(b)	741,752	289,283
Enzon Pharmaceuticals Inc.(a)	605,658	4,469,756
Exelixis Inc.(a)(b)	1,409,896	8,572,168
Genomic Health Inc.(a)	312,023	7,067,321
GenVec Inc.(a)(b)	763,061	923,304
Genzyme Corp.(a)	950,724	76,904,064
Geron Corp.(a)	1,006,688	3,976,418
GTx Inc.(a)(b)	395,269	7,518,016
Halozyme Therapeutics Inc.(a)	822,997	6,040,798
Harvard Bioscience Inc.(a)	279,720	1,300,698
Human Genome Sciences Inc.(a)(b)	751,102	4,769,498
Illumina Inc.(a)(b)	1,132,238	45,889,606
ImmunoGen Inc.(a)(b)	366,842	1,801,194
Immunomedics Inc.(a)	803,298	1,429,870
Incyte Corp.(a)	1,011,413	7,737,309
InterMune Inc.(a)(b)	602,326	10,305,798
Invitrogen Corp.(a)(b)	403,040	15,234,912
Lexicon Pharmaceuticals Inc.(a)(b)	1,325,781	2,359,890
Maxygen Inc.(a)	369,229	1,561,839
MDRNA Inc.(a)	350,853	136,833
Medivation Inc.(a)(b)	309,971	8,201,833
Momenta Pharmaceuticals Inc.(a)	398,638	5,226,144
Monogram Biosciences Inc.(a)	1,425,763	1,083,580
Myriad Genetics Inc.(a)(b)	430,102	27,905,018
Nektar Therapeutics(a)	1,176,776	4,224,626
Novavax Inc.(a)(b)	674,527	1,956,128
Omrix Biopharmaceuticals Inc.(a)	172,472	3,094,148
Orchid Cellmark Inc.(a)	242,168	714,396
Orexigen Therapeutics Inc.(a)(b)	359,284	3,876,674
PDL BioPharma Inc.	925,288	8,614,431
Qiagen NV(a)(b)	1,205,533	23,785,166
Regeneron Pharmaceuticals Inc.(a)	1,155,572	25,226,137

Sangamo BioSciences Inc.(a)(b)	369,581	2,845,774
Savient Pharmaceuticals Inc.(a)	528,322	7,877,281
Seattle Genetics Inc.(a)(b)	772,870	8,269,709
Sequenom Inc.(a)	600,292	15,979,773
StemCells Inc.(a)(b)	834,767	859,810
SuperGen Inc.(a)	608,802	864,499
Telik Inc.(a)	612,205	404,055
Tercica Inc.(a)(b)	559,201	4,999,257
Vertex Pharmaceuticals Inc.(a)(b)	1,400,053	46,537,762
XOMA Ltd.(a)	2,069,432	4,345,807

		868,611,054
COMMERCIAL SERVICES – 0.39%
Albany Molecular Research Inc.(a)	380,465	6,882,612

		6,882,612
DISTRIBUTION & WHOLESALE – 0.15%
BMP Sunstone Corp.(a)(b)	384,016	2,665,071

		2,665,071
HEALTH CARE - PRODUCTS – 3.09%
Caliper Life Sciences Inc.(a)(b)	470,357	1,317,000
Cerus Corp.(a)	339,937	1,403,940
Columbia Laboratories Inc.(a)	525,600	1,377,072
EPIX Pharmaceuticals Inc.(a)	489,858	504,554
Gen-Probe Inc.(a)	376,105	19,952,370
Luminex Corp.(a)	432,113	10,807,146
TECHNE Corp.(a)	260,218	18,766,922

		54,129,004
PHARMACEUTICALS – 46.86%
ACADIA Pharmaceuticals Inc.(a)	397,592	1,065,547
Adolor Corp.(a)	687,311	2,371,223
Akorn Inc.(a)(b)	988,857	5,072,836
Alexza Pharmaceuticals Inc.(a)	340,761	1,683,359
Alkermes Inc.(a)	847,489	11,271,604
Allos Therapeutics Inc.(a)	822,189	6,092,420
Alnylam Pharmaceuticals Inc.(a)(b)	428,220	12,396,969
Altus Pharmaceuticals Inc.(a)(b)	323,939	359,572
Amylin Pharmaceuticals Inc.(a)(b)	655,728	13,258,820
Angiotech Pharmaceuticals Inc.(a)(b)	456,882	360,937
Antigenics Inc.(a)(b)	646,142	1,020,904
Array BioPharma Inc.(a)	343,750	2,640,000
Auxilium Pharmaceuticals Inc.(a)	414,861	13,441,496
AVI BioPharma Inc.(a)(b)	757,338	916,379
Biodel Inc.(a)	213,079	713,815
BioMarin Pharmaceutical Inc.(a)(b)	1,220,331	32,326,568
Cadence Pharmaceuticals Inc.(a)(b)	398,439	3,538,138
Cardiome Pharma Corp.(a)(b)	603,264	4,584,806
Cephalon Inc.(a)	317,734	24,621,208
CombinatoRX Inc.(a)(b)	362,771	1,171,750
Cubist Pharmaceuticals Inc.(a)(b)	673,375	14,969,126
CV Therapeutics Inc.(a)	837,280	9,042,624
Cypress Bioscience Inc.(a)	428,612	3,150,298
Dendreon Corp.(a)(b)	934,765	5,337,508
Depomed Inc.(a)(b)	484,003	1,766,611
Discovery Laboratories Inc.(a)(b)	1,015,480	1,898,948
DURECT Corp.(a)	785,632	4,399,539
Dyax Corp.(a)	705,902	3,105,969
Dynavax Technologies Corp.(a)	420,784	610,137
Endo Pharmaceuticals Holdings Inc.(a)	590,935	11,818,700
Eurand NV(a)(b)	495,841	9,004,473
Flamel Technologies SA SP ADR(a)(b)	224,486	1,643,237

Gilead Sciences Inc.(a)	3,259,545	148,570,061
Hi-Tech Pharmacal Co. Inc.(a)	125,852	1,235,867
Idenix Pharmaceuticals Inc.(a)(b)	554,329	4,007,799
ImClone Systems Inc.(a)(b)	404,270	25,242,619
Indevus Pharmaceuticals Inc.(a)	698,026	2,338,387
Inspire Pharmaceuticals Inc.(a)	875,066	3,123,986
Introgen Therapeutics Inc.(a)(b)	335,868	228,390
Isis Pharmaceuticals Inc.(a)(b)	948,572	16,021,381
ISTA Pharmaceuticals Inc.(a)	332,654	528,920
Ligand Pharmaceuticals Inc. Class B(a)	1,059,950	3,126,852
MannKind Corp.(a)(b)	1,178,678	4,549,697
Matrixx Initiatives Inc.(a)	99,235	1,785,238
Medarex Inc.(a)(b)	1,802,497	11,662,156
Medicines Co. (The)(a)	385,459	8,950,358
MiddleBrook Pharmaceuticals Inc.(a)(b)	278,862	418,293
Nabi Biopharmaceuticals(a)	760,656	3,544,657
Neurocrine Biosciences Inc.(a)	230,308	1,080,145
Noven Pharmaceuticals Inc.(a)	212,545	2,482,526
NPS Pharmaceuticals Inc.(a)	457,545	3,266,871
Nuvelo Inc.(a)	526,425	231,627
Obagi Medical Products Inc.(a)	231,801	2,313,374
Onyx Pharmaceuticals Inc.(a)	778,678	28,172,570
OSI Pharmaceuticals Inc.(a)(b)	526,969	25,974,302
Osiris Therapeutics Inc.(a)(b)	331,752	6,399,496
Pain Therapeutics Inc.(a)(b)	357,938	3,497,054
Penwest Pharmaceuticals Co.(a)(b)	311,736	642,176
Perrigo Co.	936,410	36,014,329
Pharmasset Inc.(a)	503,351	10,041,852
POZEN Inc.(a)(b)	326,624	3,432,818
Progenics Pharmaceuticals Inc.(a)	343,771	4,575,592
QLT Inc.(a)	659,367	2,149,536
Rigel Pharmaceuticals Inc.(a)	410,977	9,596,313
Salix Pharmaceuticals Ltd.(a)	546,990	3,506,206
Santarus Inc.(a)	589,737	1,197,166
Sciele Pharma Inc.(b)	349,924	10,774,160
Sepracor Inc.(a)	523,368	9,582,868
Shire PLC ADR	505,174	24,122,058
Synta Pharmaceuticals Corp.(a)(b)	68,489	521,886
Teva Pharmaceutical Industries Ltd. SP ADR(b)	2,177,204	99,694,171
Theravance Inc.(a)	554,682	6,911,338
Trimeris Inc.(b)	324,393	1,271,621
United Therapeutics Corp.(a)	265,382	27,910,225
Vanda Pharmaceuticals Inc.(a)	185,669	181,956
ViroPharma Inc.(a)(b)	694,400	9,110,528
VIVUS Inc.(a)	530,452	4,211,789
Warner Chilcott Ltd. Class A(a)	1,587,241	23,999,084
XenoPort Inc.(a)	265,261	12,862,506
Zymogenetics Inc.(a)(b)	853,433	5,683,864

		822,402,189

TOTAL COMMON STOCKS
(Cost: $2,245,309,370)		1,754,689,930

Security	Shares	Value
RIGHTS – 0.00%

HOLDING COMPANIES – DIVERSIFIED – 0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	39,307	25,550

		25,550

TOTAL RIGHTS
(Cost: $36,556)		25,550

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.97%

MONEY MARKET FUNDS – 13.97%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	1,432,883	1,432,883
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	243,836,741	243,836,741

		245,269,624

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,269,624)		245,269,624

TOTAL INVESTMENTS IN SECURITIES – 113.96%
(Cost: $2,490,615,550)		1,999,985,104
Other Assets, Less Liabilities – (13.96)%		(245,072,572)

NET ASSETS – 100.00%		$1,754,912,532

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)	779,373	$6,040,141
Omnicom Group Inc.	523,692	20,193,564

		26,233,705
AEROSPACE & DEFENSE – 2.29%
Boeing Co. (The)	1,216,904	69,789,444
General Dynamics Corp.	652,783	48,057,884
Goodrich Corp.	206,143	8,575,549
L-3 Communications Holdings Inc.	199,435	19,608,449
Lockheed Martin Corp.	547,254	60,017,346
Northrop Grumman Corp.	554,887	33,592,859
Raytheon Co.	685,380	36,674,684
Rockwell Collins Inc.	262,517	12,624,443
United Technologies Corp.	1,585,309	95,213,659

		384,154,317
AGRICULTURE – 2.34%
Altria Group Inc.	3,386,010	67,178,438
Archer-Daniels-Midland Co.	1,058,718	23,196,511
Lorillard Inc.	285,691	20,326,915
Monsanto Co.	904,150	89,492,767
Philip Morris International Inc.	3,388,385	162,981,318
Reynolds American Inc.	279,931	13,610,245
UST Inc.	242,221	16,117,385

		392,903,579
AIRLINES – 0.10%
Southwest Airlines Co.	1,208,133	17,530,010

		17,530,010
APPAREL – 0.47%
Coach Inc.(a)	554,786	13,891,841
Jones Apparel Group Inc.	137,603	2,547,032
Liz Claiborne Inc.	155,456	2,554,142
Nike Inc. Class B	644,984	43,149,430
Polo Ralph Lauren Corp.	93,682	6,242,968
VF Corp.	143,244	11,074,194

		79,459,607
AUTO MANUFACTURERS – 0.30%
Ford Motor Co.(a)(b)	3,722,681	19,357,941
General Motors Corp.(b)	932,770	8,814,676
PACCAR Inc.	597,017	22,800,079

		50,972,696
AUTO PARTS & EQUIPMENT – 0.21%
Goodyear Tire & Rubber Co. (The)(a)	395,730	6,058,626
Johnson Controls Inc.	976,046	29,603,475

		35,662,101

BANKS – 5.38%
Bank of America Corp.	7,496,244	262,368,540
Bank of New York Mellon Corp. (The)	1,883,912	61,377,853
BB&T Corp.(b)	903,356	34,146,857
Comerica Inc.(b)	248,045	8,133,396
Discover Financial Services LLC	789,408	10,909,619
Fifth Third Bancorp	949,619	11,300,466
First Horizon National Corp.(b)	329,973	3,088,547
Huntington Bancshares Inc.	600,161	4,795,286
KeyCorp	814,823	9,728,987
M&T Bank Corp.(b)	126,737	11,311,277
Marshall & Ilsley Corp.	425,652	8,576,888
National City Corp.(b)	1,253,892	2,194,311
Northern Trust Corp.	363,289	26,229,466
PNC Financial Services Group Inc. (The)	569,616	42,550,315
Regions Financial Corp.	1,143,788	10,980,365
State Street Corp.	709,771	40,371,774
SunTrust Banks Inc.	581,350	26,154,936
U.S. Bancorp	2,863,745	103,152,095
Wachovia Corp.	3,547,327	12,415,644
Wells Fargo & Co.	5,439,530	204,145,561
Zions Bancorporation(b)	188,695	7,302,496

		901,234,679
BEVERAGES – 2.84%
Anheuser-Busch Companies Inc.	1,182,050	76,691,404
Brown-Forman Corp. Class B	129,225	9,279,647
Coca-Cola Co. (The)	3,267,856	172,804,225
Coca-Cola Enterprises Inc.	521,977	8,753,554
Constellation Brands Inc. Class A(a)	318,565	6,836,405
Molson Coors Brewing Co. Class B	247,191	11,556,179
Pepsi Bottling Group Inc.	224,362	6,544,640
PepsiCo Inc.	2,573,524	183,415,055

		475,881,109
BIOTECHNOLOGY – 1.29%
Amgen Inc.(a)	1,739,309	103,088,844
Biogen Idec Inc.(a)	476,902	23,983,402
Celgene Corp.(a)	748,126	47,341,413
Genzyme Corp.(a)	441,662	35,726,039
Millipore Corp.(a)	90,377	6,217,938

		216,357,636
BUILDING MATERIALS – 0.06%
Masco Corp.	591,840	10,617,610

		10,617,610
CHEMICALS – 1.55%
Air Products and Chemicals Inc.	348,085	23,840,342
Ashland Inc.	92,187	2,695,548
CF Industries Holdings Inc.	93,094	8,514,377
Dow Chemical Co. (The)	1,520,006	48,305,791
E.I. du Pont de Nemours and Co.	1,483,025	59,765,907
Eastman Chemical Co.	125,261	6,896,871
Ecolab Inc.	288,221	13,984,483
Hercules Inc.	184,304	3,647,376
International Flavors & Fragrances Inc.	129,440	5,107,702
PPG Industries Inc.	269,794	15,734,386
Praxair Inc.	517,815	37,148,048
Rohm and Haas Co.	203,956	14,276,920
Sherwin-Williams Co. (The)	161,852	9,251,460

Sigma-Aldrich Corp.	205,180	10,755,536

		259,924,747
COAL – 0.23%
CONSOL Energy Inc.	301,371	13,829,915
Massey Energy Co.	138,529	4,941,329
Peabody Energy Corp.	446,798	20,105,910

		38,877,154
COMMERCIAL SERVICES – 0.69%
Apollo Group Inc. Class A(a)	174,925	10,373,053
Convergys Corp.(a)	199,324	2,946,009
Equifax Inc.	211,190	7,275,496
H&R Block Inc.	538,700	12,255,425
McKesson Corp.	453,398	24,397,346
Monster Worldwide Inc.(a)(b)	204,736	3,052,614
Moody’s Corp.	325,099	11,053,366
R.R. Donnelley & Sons Co.	345,880	8,484,436
Robert Half International Inc.	256,828	6,356,493
Western Union Co.	1,198,578	29,568,919

		115,763,157
COMPUTERS – 4.58%
Affiliated Computer Services Inc. Class A(a)	159,967	8,099,129
Apple Inc.(a)	1,456,274	165,520,103
Cognizant Technology Solutions Corp.(a)	478,484	10,923,790
Computer Sciences Corp.(a)	249,239	10,016,915
Dell Inc.(a)	2,866,605	47,241,650
EMC Corp.(a)	3,403,822	40,709,711
Hewlett-Packard Co.	4,026,030	186,163,627
International Business Machines Corp.	2,227,166	260,489,335
Lexmark International Inc. Class A(a)(b)	144,784	4,715,615
NetApp Inc.(a)(b)	539,258	9,830,673
SanDisk Corp.(a)	369,379	7,221,359
Sun Microsystems Inc.(a)	1,240,196	9,425,490
Teradata Corp.(a)	293,579	5,724,791
Unisys Corp.(a)	581,031	1,597,835

		767,680,023
COSMETICS & PERSONAL CARE – 2.68%
Avon Products Inc.	699,743	29,088,317
Colgate-Palmolive Co.	831,297	62,638,229
Estee Lauder Companies Inc. (The) Class A	188,900	9,427,999
Procter & Gamble Co. (The)	4,988,023	347,615,323

		448,769,868
DISTRIBUTION & WHOLESALE – 0.18%
Fastenal Co.(b)	212,676	10,504,068
Genuine Parts Co.	266,504	10,716,126
W.W. Grainger Inc.	106,259	9,241,345

		30,461,539
DIVERSIFIED FINANCIAL SERVICES – 5.83%
American Express Co.	1,905,927	67,526,994
Ameriprise Financial Inc.	357,239	13,646,530
Capital One Financial Corp.	617,637	31,499,487
Charles Schwab Corp. (The)	1,533,636	39,874,536
CIT Group Inc.	465,683	3,241,154
Citigroup Inc.	8,951,574	183,596,783
CME Group Inc.	110,285	40,971,980
E*TRADE Financial Corp.(a)(b)	883,882	2,474,870
Federated Investors Inc. Class B	142,756	4,118,511
Franklin Resources Inc.	250,195	22,049,685

Goldman Sachs Group Inc. (The)	714,210	91,418,880
IntercontinentalExchange Inc.(a)	123,832	9,990,766
Invesco Ltd.	636,482	13,353,392
Janus Capital Group Inc.	262,372	6,370,392
JPMorgan Chase & Co.	6,054,464	282,743,469
Legg Mason Inc.	232,615	8,853,327
Merrill Lynch & Co. Inc.	2,517,590	63,695,027
Morgan Stanley	1,822,253	41,911,819
NYSE Euronext Inc.	437,669	17,147,871
SLM Corp.(a)	769,678	9,497,827
T. Rowe Price Group Inc.	425,176	22,836,203

		976,819,503
ELECTRIC – 3.30%
AES Corp. (The)(a)	1,106,233	12,931,864
Allegheny Energy Inc.	278,097	10,225,627
Ameren Corp.	345,366	13,479,635
American Electric Power Co. Inc.	661,023	24,477,682
CenterPoint Energy Inc.	562,095	8,189,724
CMS Energy Corp.	368,660	4,597,190
Consolidated Edison Inc.	448,707	19,276,453
Constellation Energy Group Inc.	293,980	7,143,714
Dominion Resources Inc.	953,384	40,785,768
DTE Energy Co.	268,022	10,753,043
Duke Energy Corp.	2,079,430	36,244,465
Dynegy Inc. Class A(a)	820,304	2,936,688
Edison International	535,237	21,355,956
Entergy Corp.	314,917	28,030,762
Exelon Corp.	1,080,589	67,666,483
FirstEnergy Corp.	501,125	33,570,364
FPL Group Inc.	671,544	33,778,663
Integrys Energy Group Inc.	125,986	6,291,741
Pepco Holdings Inc.	331,101	7,585,524
PG&E Corp.	589,134	22,063,068
Pinnacle West Capital Corp.	165,029	5,678,648
PPL Corp.	615,304	22,778,554
Progress Energy Inc.	431,267	18,600,546
Public Service Enterprise Group Inc.	835,823	27,406,636
Southern Co. (The)	1,266,732	47,743,129
TECO Energy Inc.(b)	348,473	5,481,480
Xcel Energy Inc.	733,340	14,659,467

		553,732,874
ELECTRICAL COMPONENTS & EQUIPMENT – 0.34%
Emerson Electric Co.	1,275,078	52,010,432
Molex Inc.	233,980	5,252,851

		57,263,283
ELECTRONICS – 0.69%
Agilent Technologies Inc.(a)	587,117	17,413,890
Amphenol Corp. Class A	287,257	11,530,496
Applied Biosystems Inc.	279,255	9,564,484
Jabil Circuit Inc.	344,923	3,290,565
PerkinElmer Inc.	196,596	4,909,002
Thermo Fisher Scientific Inc.(a)	688,843	37,886,365
Tyco Electronics Ltd.	775,954	21,462,888
Waters Corp.(a)	163,052	9,486,365

		115,544,055
ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	294,523	16,404,931
Jacobs Engineering Group Inc.(a)	200,891	10,910,390

		27,315,321

ENTERTAINMENT – 0.05%
International Game Technology Inc.	507,805	8,724,090

		8,724,090
ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.(a)	558,200	6,201,602
Waste Management Inc.	806,086	25,383,648

		31,585,250
FOOD – 2.14%
Campbell Soup Co.	348,729	13,460,939
ConAgra Foods Inc.	746,040	14,517,938
Dean Foods Co.(a)	249,253	5,822,550
General Mills Inc.	552,691	37,980,926
H.J. Heinz Co.	513,278	25,648,502
Hershey Co. (The)	272,942	10,792,127
Kellogg Co.	411,395	23,079,260
Kraft Foods Inc.(b)	2,495,632	81,731,948
Kroger Co. (The)	1,076,482	29,581,725
McCormick & Co. Inc. NVS	211,618	8,136,712
Safeway Inc.	714,934	16,958,234
Sara Lee Corp.	1,161,571	14,670,642
SUPERVALU Inc.	348,292	7,557,936
Sysco Corp.	989,672	30,511,588
Tyson Foods Inc. Class A	492,646	5,882,193
Whole Foods Market Inc.(b)	229,543	4,597,746
Wm. Wrigley Jr. Co.	354,103	28,115,778

		359,046,744
FOREST PRODUCTS & PAPER – 0.36%
International Paper Co.	702,092	18,380,769
MeadWestvaco Corp.	281,393	6,559,271
Plum Creek Timber Co. Inc.	281,190	14,020,133
Weyerhaeuser Co.	347,522	21,052,883

		60,013,056
GAS – 0.18%
Nicor Inc.	74,309	3,295,604
NiSource Inc.	450,954	6,656,081
Sempra Energy	404,756	20,428,035

		30,379,720
HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp. (The)	98,777	6,000,703
Snap-On Inc.	94,669	4,985,270
Stanley Works (The)	129,331	5,398,276

		16,384,249
HEALTH CARE - PRODUCTS – 4.22%
Baxter International Inc.	1,031,811	67,717,756
Becton, Dickinson and Co.	400,409	32,136,826
Boston Scientific Corp.(a)	2,466,996	30,270,041
C.R. Bard Inc.	163,372	15,499,102
Covidien Ltd.	825,252	44,365,548
Intuitive Surgical Inc.(a)	63,892	15,396,694
Johnson & Johnson	4,593,803	318,258,672
Medtronic Inc.	1,854,801	92,925,530
Patterson Companies Inc.(a)	150,080	4,563,933
St. Jude Medical Inc.(a)	561,684	24,427,637
Stryker Corp.	406,581	25,329,996
Varian Medical Systems Inc.(a)	205,631	11,747,699
Zimmer Holdings Inc.(a)	370,113	23,894,495

		706,533,929

HEALTH CARE - SERVICES – 1.06%
Aetna Inc.	775,171	27,991,425
Coventry Health Care Inc.(a)	243,991	7,941,907
DaVita Inc.(a)	171,347	9,768,492
Humana Inc.(a)	277,780	11,444,536
Laboratory Corp. of America Holdings(a)(b)	182,669	12,695,496
Quest Diagnostics Inc.	259,411	13,403,766
Tenet Healthcare Corp.(a)	683,655	3,794,285
UnitedHealth Group Inc.	2,000,872	50,802,140
WellPoint Inc.(a)	840,617	39,315,657

		177,157,704
HOLDING COMPANIES - DIVERSIFIED – 0.08%
Leucadia National Corp.	290,933	13,219,996

		13,219,996
HOME BUILDERS – 0.12%
Centex Corp.	204,731	3,316,642
D.R. Horton Inc.	453,007	5,898,151
KB Home	123,497	2,430,421
Lennar Corp. Class A	229,833	3,491,163
Pulte Homes Inc.	352,069	4,918,404

		20,054,781
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	95,296	3,246,735
Whirlpool Corp.	122,620	9,722,540

		12,969,275
HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	175,150	7,790,672
Clorox Co. (The)	226,907	14,224,800
Fortune Brands Inc.	246,892	14,161,725
Kimberly-Clark Corp.	682,865	44,276,967

		80,454,164
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	454,300	7,841,218

		7,841,218
INSURANCE – 3.08%
Aflac Inc.	783,252	46,016,055
Allstate Corp. (The)	890,225	41,057,177
American International Group Inc.	4,428,364	14,746,452
Aon Corp.	456,169	20,509,358
Assurant Inc.	195,360	10,744,800
Chubb Corp.	592,711	32,539,834
CIGNA Corp.	451,209	15,332,082
Cincinnati Financial Corp.	266,390	7,576,132
Genworth Financial Inc. Class A	713,284	6,141,375
Hartford Financial Services Group Inc. (The)	495,127	20,295,256
Lincoln National Corp.	421,866	18,060,083
Loews Corp.	595,052	23,498,603
Marsh & McLennan Companies Inc.	843,010	26,773,998
MBIA Inc.(b)	322,233	3,834,573
MetLife Inc.	1,128,772	63,211,232
MGIC Investment Corp.(b)	203,273	1,429,009
Principal Financial Group Inc.	425,612	18,509,866
Progressive Corp. (The)	1,109,487	19,305,074
Prudential Financial Inc.	701,679	50,520,888
Torchmark Corp.	141,422	8,457,036

Travelers Companies Inc. (The)	971,619	43,917,179
Unum Group	568,171	14,261,092
XL Capital Ltd. Class A	513,675	9,215,330

		515,952,484
INTERNET – 1.91%
Akamai Technologies Inc.(a)(b)	276,877	4,828,735
Amazon.com Inc.(a)	525,150	38,209,914
eBay Inc.(a)	1,795,959	40,193,562
Expedia Inc.(a)	344,748	5,209,142
Google Inc. Class A(a)	392,861	157,348,688
Symantec Corp.(a)	1,379,078	27,002,347
VeriSign Inc.(a)(b)	318,270	8,300,482
Yahoo! Inc.(a)	2,279,034	39,427,288

		320,520,158
INVESTMENT COMPANIES – 0.05%
American Capital Ltd.(b)	340,497	8,686,078

		8,686,078
IRON & STEEL – 0.27%
AK Steel Holding Corp.	184,073	4,771,172
Allegheny Technologies Inc.	165,214	4,882,074
Nucor Corp.	520,192	20,547,584
United States Steel Corp.	193,132	14,988,975

		45,189,805
LEISURE TIME – 0.24%
Carnival Corp.	718,099	25,384,800
Harley-Davidson Inc.	387,533	14,454,981

		39,839,781
LODGING – 0.15%
Marriott International Inc. Class A	486,651	12,696,725
Starwood Hotels & Resorts Worldwide Inc.	306,481	8,624,375
Wyndham Worldwide Corp.	291,063	4,572,600

		25,893,700
MACHINERY – 0.75%
Caterpillar Inc.	1,000,599	59,635,700
Cummins Inc.	333,269	14,570,521
Deere & Co.	702,251	34,761,425
Manitowoc Co. Inc. (The)	214,387	3,333,718
Rockwell Automation Inc.	239,777	8,953,273
Terex Corp.(a)	160,167	4,888,297

		126,142,934
MANUFACTURING – 4.48%
Cooper Industries Ltd.	286,249	11,435,648
Danaher Corp.	419,403	29,106,568
Dover Corp.	309,377	12,545,237
Eastman Kodak Co.	474,497	7,297,764
Eaton Corp.	273,516	15,366,129
General Electric Co.	16,353,240	417,007,620
Honeywell International Inc.	1,223,337	50,829,652
Illinois Tool Works Inc.	657,358	29,219,563
Ingersoll-Rand Co. Ltd. Class A	524,179	16,338,659
ITT Industries Inc.	299,028	16,628,947
Leggett & Platt Inc.	258,661	5,636,223
Pall Corp.	197,070	6,777,237
Parker Hannifin Corp.	275,442	14,598,426
Textron Inc.	408,460	11,959,709
3M Co.	1,149,064	78,492,562

Tyco International Ltd.	780,462	27,331,779

		750,571,723
MEDIA – 2.48%
CBS Corp. Class B	1,118,505	16,307,803
Comcast Corp. Class A	4,797,162	94,168,290
DIRECTV Group Inc. (The)(a)	948,573	24,824,155
Gannett Co. Inc.	376,309	6,363,385
McGraw-Hill Companies Inc. (The)	521,542	16,485,943
Meredith Corp.(b)	59,170	1,659,127
New York Times Co. (The) Class A(b)	192,044	2,744,309
News Corp. Class A	3,776,292	45,277,741
Scripps Networks Interactive Inc. Class A	147,713	5,363,459
Time Warner Inc.	5,889,814	77,215,462
Viacom Inc. Class B(a)	1,020,423	25,347,307
Walt Disney Co. (The)	3,084,642	94,667,663
Washington Post Co. (The) Class B	9,807	5,460,145

		415,884,789
METAL FABRICATE & HARDWARE – 0.11%
Precision Castparts Corp.	228,871	18,030,457

		18,030,457
MINING – 0.66%
Alcoa Inc.	1,337,205	30,194,089
Freeport-McMoRan Copper & Gold Inc.	631,457	35,898,330
Newmont Mining Corp.	750,718	29,097,830
Titanium Metals Corp.	140,470	1,592,930
Vulcan Materials Co.(b)	180,508	13,447,846

		110,231,025
OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	341,074	11,344,121
Xerox Corp.	1,432,183	16,513,070

		27,857,191
OIL & GAS – 10.73%
Anadarko Petroleum Corp.	770,405	37,372,347
Apache Corp.	549,763	57,329,286
Cabot Oil & Gas Corp.	170,127	6,148,390
Chesapeake Energy Corp.	856,903	30,728,542
Chevron Corp.	3,377,286	278,558,549
ConocoPhillips	2,498,378	183,006,189
Devon Energy Corp.	726,281	66,236,827
ENSCO International Inc.	235,994	13,600,334
EOG Resources Inc.	409,009	36,589,945
Exxon Mobil Corp.	8,538,238	663,079,561
Hess Corp.	465,472	38,205,942
Marathon Oil Corp.	1,160,371	46,263,992
Murphy Oil Corp.	312,871	20,067,546
Nabors Industries Ltd.(a)	460,892	11,485,429
Noble Corp.	442,133	19,409,639
Noble Energy Inc.	284,097	15,792,952
Occidental Petroleum Corp.	1,343,198	94,628,299
Pioneer Natural Resources Co.	197,094	10,304,074
Range Resources Corp.	254,799	10,923,233
Rowan Companies Inc.	184,829	5,646,526
Southwestern Energy Co.(a)	563,541	17,210,542
Sunoco Inc.	192,412	6,846,019
Tesoro Corp.	226,642	3,737,327
Transocean Inc.(a)	524,466	57,607,345
Valero Energy Corp.	860,003	26,058,091
XTO Energy Inc.	903,483	42,030,029

		1,798,866,955

OIL & GAS SERVICES – 2.02%
Baker Hughes Inc.	506,717	30,676,647
BJ Services Co.	482,446	9,229,192
Cameron International Corp.(a)	357,860	13,791,924
Halliburton Co.	1,440,852	46,669,196
National Oilwell Varco Inc.(a)	686,156	34,465,616
Schlumberger Ltd.	1,972,002	153,993,636
Smith International Inc.	354,913	20,812,098
Weatherford International Ltd.(a)	1,118,977	28,131,082

		337,769,391
PACKAGING & CONTAINERS – 0.13%
Ball Corp.	159,257	6,289,059
Bemis Co. Inc.	163,023	4,272,833
Pactiv Corp.(a)	215,267	5,345,080
Sealed Air Corp.	260,479	5,727,933

		21,634,905
PHARMACEUTICALS – 5.87%
Abbott Laboratories	2,534,109	145,913,996
Allergan Inc.	505,454	26,030,881
AmerisourceBergen Corp.	261,000	9,826,650
Barr Pharmaceuticals Inc.(a)	178,552	11,659,446
Bristol-Myers Squibb Co.	3,254,307	67,852,301
Cardinal Health Inc.	590,367	29,093,286
Eli Lilly and Co.	1,644,761	72,418,827
Express Scripts Inc.(a)	405,385	29,925,521
Forest Laboratories Inc.(a)	501,360	14,178,461
Gilead Sciences Inc.(a)	1,512,270	68,929,267
Hospira Inc.(a)	262,673	10,034,109
King Pharmaceuticals Inc.(a)	407,914	3,907,816
Medco Health Solutions Inc.(a)	831,332	37,409,940
Merck & Co. Inc.	3,521,986	111,153,878
Mylan Inc.(a)(b)	500,908	5,720,369
Pfizer Inc.	11,081,342	204,339,946
Schering-Plough Corp.	2,673,694	49,383,128
Watson Pharmaceuticals Inc.(a)	171,308	4,882,278
Wyeth	2,192,023	80,973,330

		983,633,430
PIPELINES – 0.43%
El Paso Corp.	1,154,255	14,728,294
Questar Corp.	284,750	11,651,970
Spectra Energy Corp.	1,010,460	24,048,948
Williams Companies Inc. (The)	946,849	22,392,979

		72,822,191
REAL ESTATE – 0.02%
CB Richard Ellis Group Inc. Class A(a)	283,314	3,787,908

		3,787,908
REAL ESTATE INVESTMENT TRUSTS – 1.22%
Apartment Investment and Management Co. Class A	141,085	4,940,797
AvalonBay Communities Inc.(b)	126,719	12,471,684
Boston Properties Inc.	197,218	18,471,438
Developers Diversified Realty Corp.	197,272	6,251,550
Equity Residential	444,976	19,761,384
General Growth Properties Inc.	374,907	5,661,096
HCP Inc.	413,857	16,608,081
Host Hotels & Resorts Inc.	854,956	11,362,365
Kimco Realty Corp.	373,953	13,813,824

ProLogis	431,935	17,825,957
Public Storage(b)	205,685	20,364,872
Simon Property Group Inc.	369,968	35,886,896
Vornado Realty Trust	224,983	20,462,204

		203,882,148
RETAIL – 5.77%
Abercrombie & Fitch Co. Class A	142,968	5,640,088
AutoNation Inc.(a)(b)	177,771	1,998,146
AutoZone Inc.(a)	67,813	8,364,055
Bed Bath & Beyond Inc.(a)(b)	427,729	13,434,968
Best Buy Co. Inc.	554,915	20,809,313
Big Lots Inc.(a)(b)	134,352	3,739,016
Costco Wholesale Corp.	715,057	46,428,651
CVS Caremark Corp.	2,359,284	79,413,499
Darden Restaurants Inc.	230,323	6,594,147
Dillard’s Inc. Class A(b)	95,198	1,123,336
Family Dollar Stores Inc.	230,069	5,452,635
GameStop Corp. Class A(a)	269,048	9,204,132
Gap Inc. (The)	771,692	13,720,684
Home Depot Inc.	2,792,114	72,287,831
J.C. Penney Co. Inc.	364,620	12,156,431
Kohl’s Corp.(a)(b)	500,442	23,060,367
Limited Brands Inc.	470,099	8,142,115
Lowe’s Companies Inc.	2,408,904	57,066,936
Macy’s Inc.	690,855	12,421,573
McDonald’s Corp.	1,848,851	114,074,107
Nordstrom Inc.(b)	262,672	7,570,207
Office Depot Inc.(a)	449,759	2,617,597
RadioShack Corp.	214,418	3,705,143
Sears Holdings Corp.(a)(b)	93,721	8,762,913
Staples Inc.	1,168,636	26,294,310
Starbucks Corp.(a)	1,202,664	17,883,614
Target Corp.	1,240,471	60,845,103
Tiffany & Co.(b)	204,272	7,255,741
TJX Companies Inc. (The)	688,925	21,025,991
Walgreen Co.	1,626,607	50,359,753
Wal-Mart Stores Inc.	3,686,157	220,763,943
Yum! Brands Inc.	770,308	25,119,744

		967,336,089
SAVINGS & LOANS – 0.11%
Hudson City Bancorp Inc.	854,868	15,772,315
Sovereign Bancorp Inc.	893,576	3,529,625

		19,301,940
SEMICONDUCTORS – 2.26%
Advanced Micro Devices Inc.(a)(b)	996,988	5,234,187
Altera Corp.	495,498	10,246,899
Analog Devices Inc.	476,951	12,567,659
Applied Materials Inc.	2,206,496	33,384,284
Broadcom Corp. Class A(a)	726,848	13,541,178
Intel Corp.	9,241,891	173,100,618
KLA-Tencor Corp.	285,151	9,025,029
Linear Technology Corp.	364,389	11,172,167
LSI Corp.(a)	1,056,826	5,664,587
MEMC Electronic Materials Inc.(a)	372,077	10,514,896
Microchip Technology Inc.(b)	302,312	8,897,042
Micron Technology Inc.(a)(b)	1,256,750	5,089,838
National Semiconductor Corp.	321,251	5,528,730
Novellus Systems Inc.(a)(b)	163,870	3,218,407
NVIDIA Corp.(a)	916,432	9,814,987
QLogic Corp.(a)	215,121	3,304,259

Teradyne Inc.(a)	276,544	2,159,809
Texas Instruments Inc.	2,156,034	46,354,731
Xilinx Inc.	455,338	10,677,676

		379,496,983
SOFTWARE – 4.22%
Adobe Systems Inc.(a)	872,058	34,420,129
Autodesk Inc.(a)	369,311	12,390,384
Automatic Data Processing Inc.	836,546	35,762,342
BMC Software Inc.(a)	312,226	8,939,030
CA Inc.	647,024	12,914,599
Citrix Systems Inc.(a)(b)	299,838	7,573,908
Compuware Corp.(a)	420,060	4,070,381
Electronic Arts Inc.(a)	523,697	19,371,552
Fidelity National Information Services Inc.	311,460	5,749,552
Fiserv Inc.(a)	269,777	12,765,848
IMS Health Inc.	298,062	5,636,352
Intuit Inc.(a)	527,810	16,684,074
MasterCard Inc. Class A	118,827	21,071,592
Microsoft Corp.	12,907,737	344,507,501
Novell Inc.(a)	569,211	2,925,745
Oracle Corp.(a)	6,441,471	130,826,276
Paychex Inc.	527,245	17,414,902
Salesforce.com Inc.(a)(b)	171,303	8,291,065
Total System Services Inc.	324,619	5,323,752

		706,638,984
TELECOMMUNICATIONS – 5.66%
American Tower Corp. Class A(a)	647,344	23,284,964
AT&T Inc.	9,687,327	270,470,170
CenturyTel Inc.	168,639	6,180,619
Ciena Corp.(a)	148,690	1,498,795
Cisco Systems Inc.(a)	9,710,590	219,070,910
Corning Inc.	2,594,003	40,570,207
Embarq Corp.	234,738	9,518,626
Frontier Communications Corp.	520,546	5,986,279
Harris Corp.	220,468	10,185,622
JDS Uniphase Corp.(a)(b)	334,331	2,828,440
Juniper Networks Inc.(a)(b)	892,857	18,812,497
Motorola Inc.	3,723,748	26,587,561
QUALCOMM Inc.	2,697,546	115,913,552
Qwest Communications International Inc.	2,444,971	7,897,256
Sprint Nextel Corp.	4,692,213	28,622,499
Tellabs Inc.(a)	653,844	2,654,607
Verizon Communications Inc.	4,681,341	150,224,233
Windstream Corp.	724,124	7,921,917

		948,228,754
TEXTILES – 0.04%
Cintas Corp.	217,457	6,243,190

		6,243,190
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	206,832	7,181,207
Mattel Inc.	592,895	10,695,826

		17,877,033
TRANSPORTATION – 2.13%
Burlington Northern Santa Fe Corp.	464,477	42,931,609
C.H. Robinson Worldwide Inc.	279,954	14,266,456
CSX Corp.	670,138	36,569,431
Expeditors International Washington Inc.	350,160	12,199,574
FedEx Corp.	511,758	40,449,352

Norfolk Southern Corp.	616,814	40,839,255
Ryder System Inc.	92,992	5,765,504
Union Pacific Corp.	836,928	59,555,796
United Parcel Service Inc. Class B	1,657,314	104,228,477

		356,805,454

TOTAL COMMON STOCKS
(Cost: $21,713,423,813)		16,736,648,229

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.60%

MONEY MARKET FUNDS – 1.60%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	11,018,494	11,018,494
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	257,164,367	257,164,367

		268,182,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,182,861)		268,182,861

TOTAL INVESTMENTS IN SECURITIES – 101.45%
(Cost: $21,981,606,674)		17,004,831,090
Other Assets, Less Liabilities – (1.45)%		(243,498,770)

NET ASSETS – 100.00%		$16,761,332,320

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.23%
Omnicom Group Inc.	325,514	$12,551,820

		12,551,820
AEROSPACE & DEFENSE – 2.70%
Boeing Co. (The)	355,066	20,363,035
General Dynamics Corp.	405,579	29,858,726
Goodrich Corp.	48,306	2,009,530
L-3 Communications Holdings Inc.	123,981	12,189,812
Lockheed Martin Corp.	339,901	37,276,943
Rockwell Collins Inc.	162,618	7,820,300
United Technologies Corp.	639,944	38,435,037

		147,953,383
AGRICULTURE – 1.57%
Archer-Daniels-Midland Co.	282,602	6,191,810
Lorillard Inc.	63,866	4,544,066
Monsanto Co.	291,991	28,901,269
Philip Morris International Inc.	757,559	36,438,588
UST Inc.	150,591	10,020,325

		86,096,058
APPAREL – 0.72%
Coach Inc.(a)	343,778	8,608,201
Nike Inc. Class B	400,550	26,796,795
Polo Ralph Lauren Corp.	58,207	3,878,914

		39,283,910
AUTO MANUFACTURERS – 0.16%
PACCAR Inc.	233,493	8,917,098

		8,917,098
AUTO PARTS & EQUIPMENT – 0.23%
Goodyear Tire & Rubber Co. (The)(a)	246,109	3,767,929
Johnson Controls Inc.	297,109	9,011,316

		12,779,245
BANKS – 0.43%
Discover Financial Services LLC	269,789	3,728,484
Northern Trust Corp.	101,543	7,331,405
State Street Corp.	224,740	12,783,211

		23,843,100
BEVERAGES – 4.26%
Anheuser-Busch Companies Inc.	734,075	47,626,786
Brown-Forman Corp. Class B	49,810	3,576,856
Coca-Cola Co. (The)	1,177,064	62,243,144
Constellation Brands Inc. Class A(a)	95,356	2,046,340
Pepsi Bottling Group Inc.	139,442	4,067,523
PepsiCo Inc.	1,598,196	113,903,429

		233,464,078

BIOTECHNOLOGY– 2.42%
Amgen Inc.(a)	1,080,139	64,019,839
Biogen Idec Inc.(a)	296,175	14,894,641
Celgene Corp.(a)	464,409	29,387,801
Genzyme Corp.(a)	274,204	22,180,362
Millipore Corp.(a)	34,893	2,400,638

		132,883,281
CHEMICALS – 0.95%
Air Products and Chemicals Inc.	86,677	5,936,508
CF Industries Holdings Inc.	57,773	5,283,919
Eastman Chemical Co.	45,071	2,481,609
Ecolab Inc.	179,263	8,697,841
Hercules Inc.	51,718	1,023,499
International Flavors & Fragrances Inc.	48,647	1,919,611
Praxair Inc.	218,817	15,697,932
Sherwin-Williams Co. (The)	73,499	4,201,203
Sigma-Aldrich Corp.	128,462	6,733,978

		51,976,100
COAL – 0.27%
CONSOL Energy Inc.	187,165	8,589,002
Peabody Energy Corp.	141,815	6,381,675

		14,970,677
COMMERCIAL SERVICES – 0.84%
Apollo Group Inc. Class A(a)	108,276	6,420,767
Equifax Inc.	130,953	4,511,331
H&R Block Inc.	334,698	7,614,379
Monster Worldwide Inc.(a)	43,317	645,856
Moody’s Corp.(b)	201,271	6,843,214
Robert Half International Inc.	74,526	1,844,518
Western Union Co.	743,959	18,353,469

		46,233,534
COMPUTERS – 6.17%
Affiliated Computer Services Inc. Class A(a)	68,378	3,461,978
Apple Inc.(a)	904,365	102,790,126
Cognizant Technology Solutions Corp.(a)	297,365	6,788,843
Dell Inc.(a)	1,779,435	29,325,089
EMC Corp.(a)	992,912	11,875,227
Hewlett-Packard Co.	1,175,134	54,338,196
International Business Machines Corp.	982,012	114,856,123
Lexmark International Inc. Class A(a)(b)	90,149	2,936,153
NetApp Inc.(a)(b)	333,767	6,084,572
SanDisk Corp.(a)	229,821	4,493,001
Teradata Corp.(a)	83,264	1,623,648

		338,572,956
COSMETICS & PERSONAL CARE – 3.82%
Avon Products Inc.	434,636	18,067,818
Colgate-Palmolive Co.	516,311	38,904,034
Estee Lauder Companies Inc. (The) Class A	117,269	5,852,896
Procter & Gamble Co. (The)	2,106,385	146,793,971

		209,618,719
DISTRIBUTION & WHOLESALE – 0.16%
Fastenal Co.	131,740	6,506,639
W.W. Grainger Inc.	28,352	2,465,773

		8,972,412

DIVERSIFIED FINANCIAL SERVICES – 3.07%
American Express Co.	1,183,623	41,935,763
Charles Schwab Corp. (The)	409,648	10,650,848
CME Group Inc.	68,503	25,449,550
Federated Investors Inc. Class B	89,072	2,569,727
Franklin Resources Inc.	155,473	13,701,835
Goldman Sachs Group Inc. (The)	288,305	36,903,040
IntercontinentalExchange Inc.(a)	76,904	6,204,615
Invesco Ltd.	102,932	2,159,513
Janus Capital Group Inc.	64,713	1,571,232
Legg Mason Inc.	67,763	2,579,060
NYSE Euronext Inc.	271,803	10,649,242
SLM Corp.(a)	476,549	5,880,615
T. Rowe Price Group Inc.	150,514	8,084,107

		168,339,147
ELECTRIC – 0.26%
AES Corp. (The)(a)	686,313	8,022,999
Allegheny Energy Inc.	49,661	1,826,035
Constellation Energy Group Inc.	182,359	4,431,324

		14,280,358
ELECTRICAL COMPONENTS & EQUIPMENT – 0.28%
Emerson Electric Co.	380,283	15,511,744

		15,511,744
ELECTRONICS – 0.58%
Agilent Technologies Inc.(a)	102,125	3,029,027
Amphenol Corp. Class A	180,397	7,241,136
Applied Biosystems Inc.	101,850	3,488,362
PerkinElmer Inc.	37,163	927,960
Thermo Fisher Scientific Inc.(a)	209,862	11,542,410
Waters Corp.(a)	100,556	5,850,348

		32,079,243
ENGINEERING & CONSTRUCTION – 0.22%
Fluor Corp.	95,149	5,299,799
Jacobs Engineering Group Inc.(a)	124,821	6,779,028

		12,078,827
ENTERTAINMENT – 0.10%
International Game Technology Inc.	316,601	5,439,205

		5,439,205
FOOD – 1.34%
Campbell Soup Co.	216,053	8,339,646
General Mills Inc.	158,038	10,860,371
Hershey Co. (The)	168,745	6,672,177
Kellogg Co.	255,675	14,343,367
McCormick & Co. Inc. NVS	74,993	2,883,481
Sysco Corp.	368,524	11,361,595
Whole Foods Market Inc.(b)	86,708	1,736,761
Wm. Wrigley Jr. Co.	220,094	17,475,464

		73,672,862
FOREST PRODUCTS & PAPER – 0.07%
Plum Creek Timber Co. Inc.	75,133	3,746,131

		3,746,131
HAND & MACHINE TOOLS – 0.07%
Black & Decker Corp. (The)	60,677	3,686,128

		3,686,128

HEALTH CARE - PRODUCTS – 7.05%
Baxter International Inc.	384,488	25,233,947
Becton, Dickinson and Co.	248,568	19,950,068
Boston Scientific Corp.(a)	903,460	11,085,454
C.R. Bard Inc.	101,461	9,625,605
Intuitive Surgical Inc.(a)	39,682	9,562,568
Johnson & Johnson	2,852,793	197,641,499
Medtronic Inc.	1,151,871	57,708,737
Patterson Companies Inc.(a)	93,295	2,837,101
St. Jude Medical Inc.(a)	348,980	15,177,140
Stryker Corp.	252,588	15,736,232
Varian Medical Systems Inc.(a)	127,353	7,275,677
Zimmer Holdings Inc.(a)	229,971	14,846,928

		386,680,956
HEALTH CARE - SERVICES – 1.55%
Aetna Inc.	274,420	9,909,306
Coventry Health Care Inc.(a)	151,626	4,935,426
DaVita Inc.(a)	106,763	6,086,559
Humana Inc.(a)	106,893	4,403,992
Laboratory Corp. of America Holdings(a)	113,519	7,889,570
Quest Diagnostics Inc.	161,328	8,335,818
UnitedHealth Group Inc.	1,243,140	31,563,325
WellPoint Inc.(a)	250,599	11,720,515

		84,844,511
HOLDING COMPANIES - DIVERSIFIED – 0.15%
Leucadia National Corp.	180,455	8,199,875

		8,199,875
HOME BUILDERS – 0.03%
Pulte Homes Inc.	115,898	1,619,095

		1,619,095
HOME FURNISHINGS – 0.04%
Harman International Industries Inc.	59,846	2,038,953

		2,038,953
HOUSEHOLD PRODUCTS & WARES – 0.46%
Clorox Co. (The)	141,009	8,839,854
Fortune Brands Inc.	75,205	4,313,759
Kimberly-Clark Corp.	186,546	12,095,643

		25,249,256
INSURANCE – 1.22%
Aflac Inc.	325,581	19,127,884
American International Group Inc.	1,318,538	4,390,732
Aon Corp.	116,535	5,239,414
CIGNA Corp.	165,496	5,623,554
MGIC Investment Corp.	57,953	407,410
Principal Financial Group Inc.	100,546	4,372,746
Progressive Corp. (The)	689,275	11,993,385
Prudential Financial Inc.	183,117	13,184,424
Torchmark Corp.	42,899	2,565,360

		66,904,909
INTERNET – 3.58%
Akamai Technologies Inc.(a)	173,076	3,018,445
Amazon.com Inc.(a)	326,091	23,726,381
eBay Inc.(a)	1,115,357	24,961,690
Expedia Inc.(a)	213,343	3,223,613
Google Inc. Class A(a)	243,967	97,713,663
Symantec Corp.(a)	856,733	16,774,832

VeriSign Inc.(a)	91,068	2,375,053
Yahoo! Inc.(a)	1,414,824	24,476,455

		196,270,132
IRON & STEEL – 0.44%
AK Steel Holding Corp.	37,681	976,691
Allegheny Technologies Inc.	32,596	963,212
Nucor Corp.	323,240	12,767,980
United States Steel Corp.	119,886	9,304,352

		24,012,235
LEISURE TIME – 0.16%
Harley-Davidson Inc.(b)	240,178	8,958,639

		8,958,639
LODGING – 0.13%
Marriott International Inc. Class A	185,942	4,851,227
Starwood Hotels & Resorts Worldwide Inc.	87,686	2,467,484

		7,318,711
MACHINERY – 1.27%
Caterpillar Inc.	621,449	37,038,360
Cummins Inc.	207,192	9,058,434
Deere & Co.	279,030	13,811,985
Manitowoc Co. Inc. (The)	85,642	1,331,733
Rockwell Automation Inc.	149,020	5,564,407
Terex Corp.(a)	99,540	3,037,961

		69,842,880
MANUFACTURING – 1.92%
Cooper Industries Ltd.	67,614	2,701,179
Danaher Corp.	260,331	18,066,971
Eaton Corp.	74,713	4,197,376
Honeywell International Inc.	273,385	11,359,147
Illinois Tool Works Inc.	216,508	9,623,781
Ingersoll-Rand Co. Ltd. Class A	133,153	4,150,379
ITT Industries Inc.	185,402	10,310,205
Pall Corp.	58,647	2,016,870
Parker Hannifin Corp.	97,658	5,175,874
Textron Inc.	98,776	2,892,161
3M Co.	506,669	34,610,559

		105,104,502
MEDIA – 1.18%
DIRECTV Group Inc. (The)(a)	235,395	6,160,287
McGraw-Hill Companies Inc. (The)	324,238	10,249,163
Meredith Corp.(b)	23,749	665,922
News Corp. Class A	1,125,249	13,491,735
Scripps Networks Interactive Inc. Class A	24,709	897,184
Viacom Inc. Class B(a)	259,570	6,447,719
Walt Disney Co. (The)	823,769	25,281,471
Washington Post Co. (The) Class B	3,101	1,726,513

		64,919,994
METAL FABRICATE & HARDWARE – 0.13%
Precision Castparts Corp.	88,120	6,942,094

		6,942,094
MINING – 0.65%
Freeport-McMoRan Copper & Gold Inc.	392,005	22,285,484
Newmont Mining Corp.	237,883	9,220,345
Titanium Metals Corp.	87,367	990,742
Vulcan Materials Co.(b)	39,227	2,922,411

		35,418,982

OFFICE & BUSINESS EQUIPMENT – 0.26%
Pitney Bowes Inc.	212,481	7,067,118
Xerox Corp.	604,895	6,974,439

		14,041,557
OIL & GAS – 17.49%
Anadarko Petroleum Corp.	229,438	11,130,037
Apache Corp.	341,448	35,606,197
Cabot Oil & Gas Corp.	105,502	3,812,842
Chesapeake Energy Corp.	531,976	19,076,659
Chevron Corp.	1,195,492	98,604,180
ConocoPhillips	1,551,525	113,649,206
Devon Energy Corp.	451,040	41,134,848
ENSCO International Inc.	73,356	4,227,506
EOG Resources Inc.	253,995	22,722,393
Exxon Mobil Corp.	5,302,318	411,778,016
Hess Corp.	150,249	12,332,438
Marathon Oil Corp.	425,020	16,945,547
Murphy Oil Corp.	194,378	12,467,405
Nabors Industries Ltd.(a)	206,300	5,140,996
Noble Corp.	159,387	6,997,089
Noble Energy Inc.	76,040	4,227,064
Occidental Petroleum Corp.	492,164	34,672,954
Pioneer Natural Resources Co.	122,343	6,396,092
Range Resources Corp.	103,016	4,416,296
Southwestern Energy Co.(a)	350,057	10,690,741
Sunoco Inc.	119,377	4,247,434
Tesoro Corp.	76,528	1,261,947
Transocean Inc.(a)	325,702	35,775,108
Valero Energy Corp.	534,469	16,194,411
XTO Energy Inc.	560,831	26,089,858

		959,597,264
OIL & GAS SERVICES – 3.57%
Baker Hughes Inc.	314,553	19,043,039
BJ Services Co.	299,892	5,736,934
Cameron International Corp.(a)	222,277	8,566,556
Halliburton Co.	895,238	28,996,759
National Oilwell Varco Inc.(a)	277,003	13,913,861
Schlumberger Ltd.	1,224,636	95,631,825
Smith International Inc.	220,520	12,931,293
Weatherford International Ltd.(a)	430,559	10,824,253

		195,644,520
PACKAGING & CONTAINERS – 0.13%
Ball Corp.	98,996	3,909,352
Pactiv Corp.(a)	133,431	3,313,092

		7,222,444
PHARMACEUTICALS – 4.33%
Abbott Laboratories	786,889	45,309,069
Allergan Inc.	201,152	10,359,328
Barr Pharmaceuticals Inc.(a)	110,967	7,246,145
Eli Lilly and Co.	367,755	16,192,253
Express Scripts Inc.(a)	251,971	18,600,499
Forest Laboratories Inc.(a)	311,196	8,800,623
Gilead Sciences Inc.(a)	939,148	42,806,366
Hospira Inc.(a)	163,077	6,229,541
Medco Health Solutions Inc.(a)	232,428	10,459,260
Merck & Co. Inc.	743,615	23,468,489
Mylan Inc.(a)(b)	211,380	2,413,960

Schering-Plough Corp.	547,951	10,120,655
Watson Pharmaceuticals Inc.(a)	39,327	1,120,819
Wyeth	939,319	34,698,444
		237,825,451
PIPELINES – 0.13%
Questar Corp.	176,871	7,237,561
		7,237,561
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	176,237	2,356,289
		2,356,289
REAL ESTATE INVESTMENT TRUSTS – 0.08%
ProLogis	101,818	4,202,029
		4,202,029
RETAIL – 6.97%
Abercrombie & Fitch Co. Class A	89,119	3,515,745
AutoZone Inc.(a)	42,760	5,274,018
Bed Bath & Beyond Inc.(a)	265,780	8,348,150
Best Buy Co. Inc.	344,894	12,933,525
Costco Wholesale Corp.	208,633	13,546,541
CVS Caremark Corp.	923,096	31,071,411
Darden Restaurants Inc.	143,288	4,102,335
Family Dollar Stores Inc.	68,441	1,622,052
GameStop Corp. Class A(a)	167,079	5,715,773
Gap Inc. (The)	263,880	4,691,786
Home Depot Inc.	884,222	22,892,508
Kohl’s Corp.(a)	310,962	14,329,129
Lowe’s Companies Inc.	1,496,348	35,448,484
McDonald’s Corp.	562,624	34,713,901
Nordstrom Inc.(b)	106,162	3,059,589
RadioShack Corp.	81,802	1,413,539
Sears Holdings Corp.(a)(b)	58,226	5,444,131
Staples Inc.	486,919	10,955,677
Starbucks Corp.(a)	746,760	11,104,321
Target Corp.	439,074	21,536,580
Tiffany & Co.	76,124	2,703,924
TJX Companies Inc. (The)	428,240	13,069,885
Walgreen Co.	687,054	21,271,192
Wal-Mart Stores Inc.	1,304,840	78,146,868
Yum! Brands Inc.	478,579	15,606,461
		382,517,525
SAVINGS & LOANS – 0.09%
Hudson City Bancorp Inc.	281,547	5,194,542
		5,194,542
SEMICONDUCTORS – 2.29%
Advanced Micro Devices Inc.(a)(b)	157,816	828,534
Altera Corp.	177,795	3,676,801
Analog Devices Inc.	133,875	3,527,606
Applied Materials Inc.	479,003	7,247,315
Broadcom Corp. Class A(a)	201,050	3,745,562
Intel Corp.	3,271,488	61,274,970
KLA-Tencor Corp.	71,860	2,274,369
Linear Technology Corp.	131,336	4,026,762
MEMC Electronic Materials Inc.(a)	230,338	6,509,352
National Semiconductor Corp.	199,663	3,436,200
Novellus Systems Inc.(a)(b)	35,368	694,627
NVIDIA Corp.(a)	569,148	6,095,575
QLogic Corp.(a)	134,420	2,064,691

Texas Instruments Inc.	776,278	16,689,977
Xilinx Inc.	149,762	3,511,919

		125,604,260
SOFTWARE – 7.57%
Adobe Systems Inc.(a)	541,399	21,369,019
Autodesk Inc.(a)	229,494	7,699,524
Automatic Data Processing Inc.	275,382	11,772,580
BMC Software Inc.(a)	194,324	5,563,496
CA Inc.	140,443	2,803,242
Citrix Systems Inc.(a)(b)	186,695	4,715,916
Compuware Corp.(a)	123,292	1,194,699
Electronic Arts Inc.(a)	325,444	12,038,174
Fidelity National Information Services Inc.	106,006	1,956,871
Fiserv Inc.(a)	167,353	7,919,144
IMS Health Inc.	185,316	3,504,326
Intuit Inc.(a)	327,980	10,367,448
MasterCard Inc. Class A	73,862	13,097,948
Microsoft Corp.	8,015,843	213,942,850
Novell Inc.(a)	123,526	634,924
Oracle Corp.(a)	4,000,262	81,245,321
Paychex Inc.	212,693	7,025,250
Salesforce.com Inc.(a)	106,079	5,134,224
Total System Services Inc.	201,592	3,306,109

		415,291,065
TELECOMMUNICATIONS – 4.52%
American Tower Corp. Class A(a)	116,966	4,207,267
Cisco Systems Inc.(a)	6,030,398	136,045,779
Corning Inc.	418,333	6,542,728
Harris Corp.	136,822	6,321,176
JDS Uniphase Corp.(a)	50,030	423,254
Juniper Networks Inc.(a)	293,774	6,189,818
Motorola Inc.	2,312,972	16,514,620
QUALCOMM Inc.	1,675,231	71,984,676

		248,229,318
TEXTILES – 0.04%
Cintas Corp.	72,780	2,089,514

		2,089,514
TRANSPORTATION – 1.49%
Burlington Northern Santa Fe Corp.	135,529	12,526,945
C.H. Robinson Worldwide Inc.	173,496	8,841,356
Expeditors International Washington Inc.	217,736	7,585,922
FedEx Corp.	190,640	15,068,186
United Parcel Service Inc. Class B	596,969	37,543,380

		81,565,789

TOTAL COMMON STOCKS
(Cost: $6,271,731,367)		5,479,894,868

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.67%

MONEY MARKET FUNDS – 0.67%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	3,520,713	3,520,713

BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	33,021,703	33,021,703

		36,542,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,542,416)		36,542,416

TOTAL INVESTMENTS IN SECURITIES – 100.55%
(Cost: $6,308,273,783)		5,516,437,284
Other Assets, Less Liabilities – (0.55)%		(30,141,633)

NET ASSETS – 100.00%		$5,486,295,651

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.08%
Interpublic Group of Companies Inc. (The)(a)	339,364	$2,630,071

		2,630,071
AEROSPACE & DEFENSE – 1.84%
Boeing Co. (The)	280,281	16,074,115
Goodrich Corp.	55,529	2,310,006
Northrop Grumman Corp.	241,134	14,598,252
Raytheon Co.	297,844	15,937,632
United Technologies Corp.	241,130	14,482,268

		63,402,273
AGRICULTURE – 3.21%
Altria Group Inc.	1,472,657	29,217,515
Archer-Daniels-Midland Co.	262,944	5,761,103
Lorillard Inc.	79,719	5,672,007
Monsanto Co.	188,612	18,668,816
Philip Morris International Inc.	942,892	45,353,105
Reynolds American Inc.	121,276	5,896,439

		110,568,985
AIRLINES – 0.22%
Southwest Airlines Co.	523,968	7,602,776

		7,602,776
APPAREL – 0.20%
Jones Apparel Group Inc.	59,786	1,106,639
Liz Claiborne Inc.	67,745	1,113,050
VF Corp.	62,386	4,823,062

		7,042,751
AUTO MANUFACTURERS – 0.46%
Ford Motor Co.(a)(b)	1,614,575	8,395,790
General Motors Corp.(b)	405,167	3,828,828
PACCAR Inc.	96,190	3,673,496

		15,898,114
AUTO PARTS & EQUIPMENT – 0.19%
Johnson Controls Inc.	216,081	6,553,737

		6,553,737
BANKS – 10.87%
Bank of America Corp.	3,259,051	114,066,785
Bank of New York Mellon Corp. (The)	819,443	26,697,453
BB&T Corp.(b)	392,567	14,839,033
Comerica Inc.	107,586	3,527,745
Discover Financial Services LLC	153,337	2,119,117
Fifth Third Bancorp	412,123	4,904,264
First Horizon National Corp.(b)	144,713	1,354,514
Huntington Bancshares Inc.	261,511	2,089,473

KeyCorp	354,137	4,228,396
M&T Bank Corp.(b)	55,195	4,926,154
Marshall & Ilsley Corp.	185,398	3,735,770
National City Corp.(b)	542,325	949,069
Northern Trust Corp.	87,050	6,285,010
PNC Financial Services Group Inc. (The)	247,534	18,490,790
Regions Financial Corp.	495,815	4,759,824
State Street Corp.	151,095	8,594,284
SunTrust Banks Inc.	252,687	11,368,388
U.S. Bancorp	1,245,200	44,852,104
Wachovia Corp.	1,542,310	5,398,085
Wells Fargo & Co.	2,364,864	88,753,346
Zions Bancorporation(b)	81,703	3,161,906

		375,101,510
BEVERAGES – 1.26%
Brown-Forman Corp. Class B	21,357	1,533,646
Coca-Cola Co. (The)	596,936	31,565,976
Coca-Cola Enterprises Inc.	226,651	3,800,937
Constellation Brands Inc. Class A(a)	71,562	1,535,721
Molson Coors Brewing Co. Class B	107,885	5,043,624

		43,479,904
BIOTECHNOLOGY – 0.03%
Millipore Corp.(a)	15,177	1,044,178

		1,044,178
BUILDING MATERIALS – 0.13%
Masco Corp.	257,721	4,623,515

		4,623,515
CHEMICALS – 2.22%
Air Products and Chemicals Inc.	90,670	6,209,988
Ashland Inc.	40,860	1,194,746
Dow Chemical Co. (The)	660,796	21,000,097
E.I. du Pont de Nemours and Co.	644,508	25,973,672
Eastman Chemical Co.	22,911	1,261,480
Hercules Inc.	44,924	889,046
International Flavors & Fragrances Inc.	21,303	840,616
PPG Industries Inc.	117,140	6,831,605
Praxair Inc.	71,883	5,156,886
Rohm and Haas Co.	88,515	6,196,050
Sherwin-Williams Co. (The)	19,213	1,098,215

		76,652,401
COAL – 0.19%
Massey Energy Co.	60,157	2,145,800
Peabody Energy Corp.	95,430	4,294,350

		6,440,150
COMMERCIAL SERVICES – 0.52%
Convergys Corp.(a)	86,655	1,280,761
McKesson Corp.	197,115	10,606,758
Monster Worldwide Inc.(a)	58,946	878,885
R.R. Donnelley & Sons Co.	150,415	3,689,680
Robert Half International Inc.	59,206	1,465,349

		17,921,433
COMPUTERS – 2.80%
Affiliated Computer Services Inc. Class A(a)	21,639	1,095,583
Computer Sciences Corp.(a)	108,397	4,356,475
EMC Corp.(a)	784,008	9,376,736
Hewlett-Packard Co.	927,815	42,902,166

International Business Machines Corp.	280,905	32,854,649
Sun Microsystems Inc.(a)	539,332	4,098,923
Teradata Corp.(a)	69,187	1,349,147
Unisys Corp.(a)	260,980	717,695

		96,751,374
COSMETICS & PERSONAL CARE – 1.40%
Procter & Gamble Co. (The)	694,024	48,366,533

		48,366,533
DISTRIBUTION & WHOLESALE – 0.20%
Genuine Parts Co.	115,865	4,658,932
W.W. Grainger Inc.	26,453	2,300,617

		6,959,549
DIVERSIFIED FINANCIAL SERVICES – 8.90%
Ameriprise Financial Inc.	154,782	5,912,672
Capital One Financial Corp.	268,426	13,689,726
Charles Schwab Corp. (The)	379,780	9,874,280
CIT Group Inc.	203,502	1,416,374
Citigroup Inc.	3,891,722	79,819,218
E*TRADE Financial Corp.(a)(b)	384,910	1,077,748
Goldman Sachs Group Inc. (The)	108,724	13,916,672
Invesco Ltd.	204,978	4,300,438
Janus Capital Group Inc.	68,731	1,668,789
JPMorgan Chase & Co.	2,632,878	122,955,403
Legg Mason Inc.	53,914	2,051,967
Merrill Lynch & Co. Inc.	1,094,987	27,703,171
Morgan Stanley	792,278	18,222,394
T. Rowe Price Group Inc.	79,692	4,280,257

		306,889,109
ELECTRIC – 6.69%
Allegheny Energy Inc.	85,769	3,153,726
Ameren Corp.	150,542	5,875,654
American Electric Power Co. Inc.	287,389	10,642,015
CenterPoint Energy Inc.	244,060	3,555,954
CMS Energy Corp.	160,350	1,999,565
Consolidated Edison Inc.	195,103	8,381,625
Dominion Resources Inc.	414,315	17,724,396
DTE Energy Co.	116,476	4,673,017
Duke Energy Corp.	903,659	15,750,776
Dynegy Inc. Class A(a)	364,003	1,303,131
Edison International	232,725	9,285,728
Entergy Corp.	136,861	12,181,998
Exelon Corp.	469,970	29,429,521
FirstEnergy Corp.	217,774	14,588,680
FPL Group Inc.	291,833	14,679,200
Integrys Energy Group Inc.	54,434	2,718,434
Pepco Holdings Inc.	143,851	3,295,626
PG&E Corp.	256,167	9,593,454
Pinnacle West Capital Corp.	71,679	2,466,474
PPL Corp.	267,539	9,904,294
Progress Energy Inc.	187,084	8,068,933
Public Service Enterprise Group Inc.	363,270	11,911,623
Southern Co. (The)	550,224	20,737,943
TECO Energy Inc.	151,359	2,380,877
Xcel Energy Inc.	318,224	6,361,298

		230,663,942
ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
Emerson Electric Co.	288,258	11,758,044
Molex Inc.	102,504	2,301,215

		14,059,259

ELECTRONICS – 0.81%
Agilent Technologies Inc.(a)	184,378	5,468,651
Applied Biosystems Inc.	49,543	1,696,848
Jabil Circuit Inc.	150,576	1,436,495
PerkinElmer Inc.	58,924	1,471,332
Thermo Fisher Scientific Inc.(a)	152,606	8,393,330
Tyco Electronics Ltd.	337,408	9,332,705

		27,799,361
ENGINEERING & CONSTRUCTION – 0.10%
Fluor Corp.	61,371	3,418,365

		3,418,365
ENVIRONMENTAL CONTROL – 0.40%
Allied Waste Industries Inc.(a)	241,710	2,685,398
Waste Management Inc.	350,392	11,033,844

		13,719,242
FOOD – 3.03%
ConAgra Foods Inc.	323,183	6,289,141
Dean Foods Co.(a)	108,933	2,544,675
General Mills Inc.	129,667	8,910,716
H.J. Heinz Co.	223,129	11,149,756
Kraft Foods Inc.	1,085,286	35,543,116
Kroger Co. (The)	467,887	12,857,535
McCormick & Co. Inc. NVS	39,921	1,534,962
Safeway Inc.	310,821	7,372,674
Sara Lee Corp.	504,039	6,366,013
SUPERVALU Inc.	152,098	3,300,527
Sysco Corp.	172,448	5,316,572
Tyson Foods Inc. Class A	213,670	2,551,220
Whole Foods Market Inc.(b)	39,083	782,832

		104,519,739
FOREST PRODUCTS & PAPER – 0.68%
International Paper Co.	305,318	7,993,225
MeadWestvaco Corp.	122,355	2,852,095
Plum Creek Timber Co. Inc.	69,820	3,481,225
Weyerhaeuser Co.	150,919	9,142,673

		23,469,218
GAS – 0.38%
Nicor Inc.	32,307	1,432,815
NiSource Inc.	195,939	2,892,060
Sempra Energy	176,000	8,882,720

		13,207,595
HAND & MACHINE TOOLS – 0.13%
Snap-On Inc.	41,219	2,170,593
Stanley Works (The)	56,128	2,342,783

		4,513,376
HEALTH CARE - PRODUCTS – 1.06%
Baxter International Inc.	179,374	11,772,316
Boston Scientific Corp.(a)	440,697	5,407,352
Covidien Ltd.	358,488	19,272,315

		36,451,983
HEALTH CARE - SERVICES – 0.51%
Aetna Inc.	145,245	5,244,797
Humana Inc.(a)	45,983	1,894,500

Tenet Healthcare Corp.(a)	297,177	1,649,332
WellPoint Inc.(a)	189,914	8,882,278

		17,670,907
HOME BUILDERS – 0.22%
Centex Corp.	87,955	1,424,871
D.R. Horton Inc.	197,244	2,568,117
KB Home	53,927	1,061,283
Lennar Corp. Class A	100,864	1,532,124
Pulte Homes Inc.	72,026	1,006,203

		7,592,598
HOME FURNISHINGS – 0.12%
Whirlpool Corp.	53,321	4,227,822

		4,227,822
HOUSEHOLD PRODUCTS & WARES – 0.50%
Avery Dennison Corp.	76,321	3,394,758
Fortune Brands Inc.	54,764	3,141,263
Kimberly-Clark Corp.	166,117	10,771,026

		17,307,047
HOUSEWARES – 0.10%
Newell Rubbermaid Inc.	198,457	3,425,368

		3,425,368
INSURANCE – 5.15%
Aflac Inc.	112,146	6,588,578
Allstate Corp. (The)	386,870	17,842,444
American International Group Inc.	999,115	3,327,053
Aon Corp.	117,361	5,276,551
Assurant Inc.	84,815	4,664,825
Chubb Corp.	257,594	14,141,911
CIGNA Corp.	80,351	2,730,327
Cincinnati Financial Corp.	116,305	3,307,714
Genworth Financial Inc. Class A	308,966	2,660,197
Hartford Financial Services Group Inc. (The)	215,246	8,822,934
Lincoln National Corp.	183,411	7,851,825
Loews Corp.	258,701	10,216,102
Marsh & McLennan Companies Inc.	366,420	11,637,499
MBIA Inc.(b)	140,073	1,666,869
MetLife Inc.	490,570	27,471,920
MGIC Investment Corp.	46,082	323,956
Principal Financial Group Inc.	115,070	5,004,394
Prudential Financial Inc.	176,941	12,739,752
Torchmark Corp.	32,528	1,945,174
Travelers Companies Inc. (The)	422,072	19,077,654
Unum Group	247,423	6,210,317
XL Capital Ltd. Class A	223,077	4,002,001

		177,509,997
INTERNET – 0.06%
VeriSign Inc.(a)	74,146	1,933,728

		1,933,728
INVESTMENT COMPANIES – 0.11%
American Capital Ltd.(b)	147,997	3,775,403

		3,775,403
IRON & STEEL – 0.08%
AK Steel Holding Corp.	54,005	1,399,810
Allegheny Technologies Inc.	49,083	1,450,403

		2,850,213

LEISURE TIME – 0.32%
Carnival Corp.	312,163	11,034,962

		11,034,962
LODGING – 0.18%
Marriott International Inc. Class A	80,439	2,098,654
Starwood Hotels & Resorts Worldwide Inc.	71,804	2,020,565
Wyndham Worldwide Corp.	127,320	2,000,197

		6,119,416
MACHINERY – 0.17%
Deere & Co.	109,924	5,441,238
Manitowoc Co. Inc. (The)	33,540	521,547

		5,962,785
MANUFACTURING – 7.33%
Cooper Industries Ltd.	76,865	3,070,757
Dover Corp.	134,557	5,456,286
Eastman Kodak Co.	205,577	3,161,774
Eaton Corp.	66,585	3,740,745
General Electric Co.	7,109,755	181,298,752
Honeywell International Inc.	340,378	14,142,706
Illinois Tool Works Inc.	134,622	5,983,948
Ingersoll-Rand Co. Ltd. Class A	134,495	4,192,209
Leggett & Platt Inc.	115,148	2,509,075
Pall Corp.	44,573	1,532,865
Parker Hannifin Corp.	51,343	2,721,179
Textron Inc.	108,521	3,177,495
3M Co.	144,826	9,893,064
Tyco International Ltd.	339,224	11,879,625

		252,760,480
MEDIA – 3.92%
CBS Corp. Class B	485,329	7,076,097
Comcast Corp. Class A	2,085,919	40,946,590
DIRECTV Group Inc. (The)(a)	247,133	6,467,471
Gannett Co. Inc.	162,946	2,755,417
Meredith Corp.	8,809	247,004
New York Times Co. (The) Class A(b)	83,451	1,192,515
News Corp. Class A	852,956	10,226,942
Scripps Networks Interactive Inc. Class A	46,676	1,694,806
Time Warner Inc.	2,561,303	33,578,682
Viacom Inc. Class B(a)	261,408	6,493,375
Walt Disney Co. (The)	764,103	23,450,321
Washington Post Co. (The) Class B	2,105	1,171,980

		135,301,200
METAL FABRICATE & HARDWARE – 0.09%
Precision Castparts Corp.	37,752	2,974,103

		2,974,103
MINING – 0.67%
Alcoa Inc.	581,098	13,121,193
Newmont Mining Corp.	159,678	6,189,119
Vulcan Materials Co.(b)	51,138	3,809,781

		23,120,093
OFFICE & BUSINESS EQUIPMENT – 0.07%
Xerox Corp.	199,945	2,305,366

		2,305,366
OIL & GAS – 3.20%

Anadarko Petroleum Corp.	174,008	8,441,128
Chevron Corp.	631,396	52,077,542
ENSCO International Inc.	51,209	2,951,175
Hess Corp.	97,043	7,965,289
Marathon Oil Corp.	206,576	8,236,185
Nabors Industries Ltd.(a)	56,376	1,404,890
Noble Corp.	80,598	3,538,252
Noble Energy Inc.	70,405	3,913,814
Occidental Petroleum Corp.	239,336	16,861,221
Range Resources Corp.	39,046	1,673,902
Rowan Companies Inc.	80,464	2,458,175
Tesoro Corp.	44,682	736,806

		110,258,379
OIL & GAS SERVICES – 0.29%
National Oilwell Varco Inc.(a)	104,643	5,256,218
Weatherford International Ltd.(a)	185,017	4,651,327

		9,907,545
PACKAGING & CONTAINERS – 0.13%
Bemis Co. Inc.	70,862	1,857,293
Sealed Air Corp.	113,244	2,490,236

		4,347,529
PHARMACEUTICALS – 7.57%
Abbott Laboratories	551,057	31,729,862
Allergan Inc.	79,283	4,083,075
AmerisourceBergen Corp.	113,505	4,273,463
Bristol-Myers Squibb Co.	1,415,417	29,511,444
Cardinal Health Inc.	256,593	12,644,903
Eli Lilly and Co.	457,460	20,141,964
King Pharmaceuticals Inc.(a)	176,828	1,694,012
Medco Health Solutions Inc.(a)	198,652	8,939,340
Merck & Co. Inc.	1,010,960	31,905,898
Mylan Inc.(a)	68,999	787,969
Pfizer Inc.	4,817,675	88,837,927
Schering-Plough Corp.	778,110	14,371,692
Watson Pharmaceuticals Inc.(a)	46,888	1,336,308
Wyeth	295,321	10,909,158

		261,167,015
PIPELINES – 0.77%
El Paso Corp.	500,415	6,385,295
Spectra Energy Corp.	439,253	10,454,221
Williams Companies Inc. (The)	411,700	9,736,705

		26,576,221
REAL ESTATE INVESTMENT TRUSTS – 2.48%
Apartment Investment and Management Co. Class A	61,330	2,147,777
AvalonBay Communities Inc.(b)	55,168	5,429,635
Boston Properties Inc.	85,538	8,011,489
Developers Diversified Realty Corp.	86,192	2,731,424
Equity Residential	193,459	8,591,514
General Growth Properties Inc.	163,000	2,461,300
HCP Inc.	179,551	7,205,382
Host Hotels & Resorts Inc.	372,039	4,944,398
Kimco Realty Corp.	161,992	5,983,984
ProLogis	116,344	4,801,517
Public Storage	89,432	8,854,662
Simon Property Group Inc.	160,782	15,595,854
Vornado Realty Trust	97,825	8,897,184

		85,656,120

RETAIL – 4.43%
AutoNation Inc.(a)(b)	77,226	868,020
Big Lots Inc.(a)(b)	58,957	1,640,773
Costco Wholesale Corp.	164,622	10,688,906
CVS Caremark Corp.	379,370	12,769,594
Dillard’s Inc. Class A(b)	41,761	492,780
Family Dollar Stores Inc.	51,760	1,226,712
Gap Inc. (The)	150,489	2,675,694
Home Depot Inc.	594,571	15,393,443
J.C. Penney Co. Inc.	159,074	5,303,527
Limited Brands Inc.	204,417	3,540,502
Macy’s Inc.	301,174	5,415,108
McDonald’s Corp.	409,773	25,282,994
Nordstrom Inc.	39,996	1,152,685
Office Depot Inc.(a)	197,337	1,148,501
RadioShack Corp.	36,761	635,230
Staples Inc.	167,725	3,773,813
Target Corp.	231,829	11,371,212
Tiffany & Co.	34,436	1,223,167
Walgreen Co.	226,098	6,999,994
Wal-Mart Stores Inc.	689,241	41,278,644

		152,881,299
SAVINGS & LOANS – 0.14%
Hudson City Bancorp Inc.	174,780	3,224,691
Sovereign Bancorp Inc.	387,508	1,530,657

		4,755,348
SEMICONDUCTORS – 2.23%
Advanced Micro Devices Inc.(a)(b)	320,115	1,680,604
Altera Corp.	89,908	1,859,297
Analog Devices Inc.	114,615	3,020,105
Applied Materials Inc.	623,039	9,426,580
Broadcom Corp. Class A(a)	173,873	3,239,254
Intel Corp.	1,728,314	32,371,321
KLA-Tencor Corp.	73,405	2,323,268
Linear Technology Corp.	66,889	2,050,817
LSI Corp.(a)	458,082	2,455,320
Microchip Technology Inc.	131,707	3,876,137
Micron Technology Inc.(a)(b)	546,683	2,214,066
Novellus Systems Inc.(a)(b)	46,154	906,465
Teradyne Inc.(a)	119,877	936,239
Texas Instruments Inc.	393,236	8,454,574
Xilinx Inc.	93,070	2,182,492

		76,996,539
SOFTWARE – 0.48%
Automatic Data Processing Inc.	170,717	7,298,152
CA Inc.	182,997	3,652,620
Compuware Corp.(a)	94,972	920,279
Fidelity National Information Services Inc.	61,051	1,127,001
Novell Inc.(a)	157,860	811,400
Paychex Inc.	80,567	2,661,128

		16,470,580
TELECOMMUNICATIONS – 6.91%
American Tower Corp. Class A(a)	199,678	7,182,418
AT&T Inc.	4,211,649	117,589,240
CenturyTel Inc.	73,320	2,687,178
Ciena Corp.(a)	64,292	648,063
Corning Inc.	834,198	13,046,857
Embarq Corp.	102,078	4,139,263
Frontier Communications Corp.	226,331	2,602,807

JDS Uniphase Corp.(a)	117,817	996,732
Juniper Networks Inc.(a)	182,835	3,852,333
Qwest Communications International Inc.(b)	1,063,196	3,434,123
Sprint Nextel Corp.	2,039,085	12,438,419
Tellabs Inc.(a)	284,590	1,155,435
Verizon Communications Inc.	2,035,210	65,309,889
Windstream Corp.	314,061	3,435,827

		238,518,584
TEXTILES – 0.04%
Cintas Corp.	43,493	1,248,684

		1,248,684
TOYS, GAMES & HOBBIES – 0.22%
Hasbro Inc.	89,933	3,122,474
Mattel Inc.	258,202	4,657,964

		7,780,438
TRANSPORTATION – 2.84%
Burlington Northern Santa Fe Corp.	106,931	9,883,632
CSX Corp.	291,231	15,892,476
FedEx Corp.	88,846	7,022,388
Norfolk Southern Corp.	268,052	17,747,723
Ryder System Inc.	40,220	2,493,640
Union Pacific Corp.	363,756	25,884,877
United Parcel Service Inc. Class B	302,505	19,024,539

		97,949,275

TOTAL COMMON STOCKS
(Cost: $4,236,965,278)		3,440,135,487

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.22%

MONEY MARKET FUNDS – 1.22%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(c)(d)	2,309,503	2,309,503
BGI Cash Premier Fund LLC
2.67%(c)(d)(e)	39,628,949	39,628,949

		41,938,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,938,452)		41,938,452

TOTAL INVESTMENTS IN SECURITIES – 100.96%
(Cost: $4,278,903,730)		3,482,073,939
Other Assets, Less Liabilities – (0.96)%		(32,972,801)

NET ASSETS – 100.00%		$3,449,101,138

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

ADVERTISING – 0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	13,619	$186,308
Interpublic Group of Companies Inc. (The)(a)	165,917	1,285,857
Lamar Advertising Co. Class A(a)(b)	26,705	824,917
Omnicom Group Inc.	111,088	4,283,553

		6,580,635
AEROSPACE & DEFENSE – 2.10%
Alliant Techsystems Inc.(a)(b)	11,498	1,080,122
BE Aerospace Inc.(a)	34,604	547,781
Boeing Co. (The)	260,680	14,949,998
DRS Technologies Inc.	14,286	1,096,450
General Dynamics Corp.	138,247	10,177,744
Goodrich Corp.	43,308	1,801,613
L-3 Communications Holdings Inc.	42,548	4,183,319
Lockheed Martin Corp.	114,083	12,511,483
Northrop Grumman Corp.	118,660	7,183,676
Raytheon Co.	146,739	7,852,004
Rockwell Collins Inc.	55,818	2,684,288
Spirit AeroSystems Holdings Inc. Class A(a)	36,419	585,253
United Technologies Corp.	337,589	20,275,595

		84,929,326
AGRICULTURE – 2.15%
Altria Group Inc.	726,477	14,413,304
Archer-Daniels-Midland Co.	223,693	4,901,114
Bunge Ltd.(b)	42,366	2,676,684
Lorillard Inc.	60,274	4,288,495
Monsanto Co.	190,372	18,843,021
Philip Morris International Inc.	731,686	35,194,097
Reynolds American Inc.	59,685	2,901,885
UST Inc.	51,242	3,409,643

		86,628,243
AIRLINES – 0.17%
AMR Corp.(a)	87,860	862,785
Continental Airlines Inc. Class B(a)	38,218	637,476
Copa Holdings SA Class A	10,330	335,725
Delta Air Lines Inc.(a)(b)	101,390	755,355
Northwest Airlines Corp.(a)	83,956	758,123
Southwest Airlines Co.	252,921	3,669,884

		7,019,348
APPAREL – 0.45%
Coach Inc.(a)	118,431	2,965,512
Guess? Inc.	20,841	725,058
Hanesbrands Inc.(a)	32,770	712,747
Jones Apparel Group Inc.	30,161	558,280
Liz Claiborne Inc.	33,075	543,422

Nike Inc. Class B	122,717	8,209,767
Phillips-Van Heusen Corp.	17,845	676,504
Polo Ralph Lauren Corp.	19,400	1,292,816
VF Corp.	30,337	2,345,353

		18,029,459
AUTO MANUFACTURERS – 0.27%
Ford Motor Co.(a)(b)	752,353	3,912,236
General Motors Corp.(b)	168,231	1,589,783
Oshkosh Corp.	25,665	337,751
PACCAR Inc.	126,809	4,842,836

		10,682,606
AUTO PARTS & EQUIPMENT – 0.27%
Autoliv Inc.	25,401	857,284
BorgWarner Inc.	39,822	1,304,967
Federal Mogul Corp. Class A(a)	7,843	98,430
Goodyear Tire & Rubber Co. (The)(a)	84,140	1,288,183
Johnson Controls Inc.	205,877	6,244,249
TRW Automotive Holdings Corp.(a)	17,485	278,186
WABCO Holdings Inc.	22,786	809,814

		10,881,113
BANKS – 4.98%
Associated Banc-Corp.	44,408	885,940
BancorpSouth Inc.	28,048	788,990
Bank of America Corp.	1,581,435	55,350,225
Bank of Hawaii Corp.	16,589	886,682
Bank of New York Mellon Corp. (The)	396,795	12,927,581
BB&T Corp.	189,709	7,171,000
BOK Financial Corp.	7,557	365,834
City National Corp.	13,806	749,666
Comerica Inc.	52,219	1,712,261
Commerce Bancshares Inc.	20,465	949,576
Cullen/Frost Bankers Inc.	20,105	1,206,300
Discover Financial Services LLC	166,702	2,303,822
Fifth Third Bancorp	174,383	2,075,158
First Citizens BancShares Inc. Class A	2,195	392,905
First Horizon National Corp.(b)	69,011	645,943
Fulton Financial Corp.	59,102	644,803
Huntington Bancshares Inc.(b)	125,887	1,005,837
KeyCorp	170,866	2,040,140
M&T Bank Corp.(b)	22,828	2,037,399
Marshall & Ilsley Corp.	89,400	1,801,410
National City Corp.(b)	263,852	461,741
Northern Trust Corp.	76,163	5,498,969
PNC Financial Services Group Inc. (The)	119,973	8,961,983
Popular Inc.(b)	97,607	809,162
Regions Financial Corp.	241,033	2,313,917
State Street Corp.	148,012	8,418,923
SunTrust Banks Inc.	122,567	5,514,289
Synovus Financial Corp.(b)	96,043	994,045
TCF Financial Corp.	43,696	786,528
U.S. Bancorp	603,774	21,747,939
Valley National Bancorp	47,196	989,228
Wachovia Corp.	749,190	2,622,165
Webster Financial Corp.	18,020	455,005
Wells Fargo & Co.	1,145,617	42,995,006
Whitney Holding Corp.	22,890	555,082
Wilmington Trust Corp.(b)	23,047	664,445
Zions Bancorporation(b)	36,712	1,420,754

		201,150,653

BEVERAGES – 2.72%
Anheuser-Busch Companies Inc.	247,353	16,048,263
Brown-Forman Corp. Class B	28,947	2,078,684
Coca-Cola Co. (The)	805,736	42,607,320
Coca-Cola Enterprises Inc.	110,716	1,856,707
Constellation Brands Inc. Class A(a)	64,019	1,373,848
Dr. Pepper Snapple Group Inc.(a)	87,593	2,319,463
Hansen Natural Corp.(a)(b)	25,385	767,896
Molson Coors Brewing Co. Class B	40,426	1,889,915
Pepsi Bottling Group Inc.	47,125	1,374,636
PepsiAmericas Inc.	20,073	415,913
PepsiCo Inc.	550,179	39,211,257

		109,943,902
BIOTECHNOLOGY – 1.64%
Abraxis BioScience Inc.(a)	2,272	156,677
Amgen Inc.(a)	377,663	22,384,086
Biogen Idec Inc.(a)	100,674	5,062,895
Celgene Corp.(a)	151,186	9,567,050
Charles River Laboratories International Inc.(a)	23,939	1,329,333
Genentech Inc.(a)	161,141	14,289,984
Genzyme Corp.(a)	92,934	7,517,431
Illumina Inc.(a)	42,658	1,728,929
Invitrogen Corp.(a)	30,971	1,170,704
Millipore Corp.(a)	19,288	1,327,014
Vertex Pharmaceuticals Inc.(a)	48,336	1,606,689

		66,140,792
BUILDING MATERIALS – 0.15%
Armstrong World Industries Inc.	6,489	187,532
Eagle Materials Inc.	15,300	342,261
Lennox International Inc.	16,246	540,504
Martin Marietta Materials Inc.(b)	14,296	1,600,866
Masco Corp.	125,599	2,253,246
Owens Corning(a)	26,504	633,711
USG Corp.(a)	23,275	595,840

		6,153,960
CHEMICALS – 1.73%
Air Products and Chemicals Inc.	73,076	5,004,975
Airgas Inc.	28,820	1,430,913
Albemarle Corp.	31,754	979,293
Ashland Inc.	21,808	637,666
Cabot Corp.	21,928	696,872
Celanese Corp. Class A	52,362	1,461,423
CF Industries Holdings Inc.	19,489	1,782,464
Chemtura Corp.	81,506	371,667
Cytec Industries Inc.	16,533	643,299
Dow Chemical Co. (The)	322,774	10,257,758
E.I. du Pont de Nemours and Co.	312,441	12,591,372
Eastman Chemical Co.	26,499	1,459,035
Ecolab Inc.	60,674	2,943,902
FMC Corp.	25,921	1,332,080
Huntsman Corp.	56,258	708,851
International Flavors & Fragrances Inc.	27,729	1,094,186
Intrepid Potash Inc.(a)	11,895	358,515
Lubrizol Corp.	23,976	1,034,325
Mosaic Co. (The)	53,864	3,663,829
PPG Industries Inc.	57,190	3,335,321
Praxair Inc.	108,616	7,792,112
Rohm and Haas Co.	45,953	3,216,710
RPM International Inc.	45,008	870,455
Sherwin-Williams Co. (The)	34,737	1,985,567

Sigma-Aldrich Corp.	44,708	2,343,593
Terra Industries Inc.	31,729	932,833
Valhi Inc.	2,130	38,340
Valspar Corp. (The)	34,562	770,387

		69,737,743
COAL – 0.31%
Alpha Natural Resources Inc.(a)	24,363	1,252,989
Arch Coal Inc.	49,856	1,639,764
CONSOL Energy Inc.	63,546	2,916,126
Foundation Coal Holdings Inc.	15,645	556,649
Massey Energy Co.	27,898	995,122
Patriot Coal Corp.(a)	26,875	780,719
Peabody Energy Corp.	94,262	4,241,790

		12,383,159
COMMERCIAL SERVICES – 1.57%
Accenture Ltd.	207,405	7,881,390
Alliance Data Systems Corp.(a)	23,407	1,483,536
Apollo Group Inc. Class A(a)	44,335	2,629,065
Avis Budget Group Inc.(a)	34,420	197,571
Career Education Corp.(a)	30,428	497,498
Convergys Corp.(a)	42,943	634,698
Corporate Executive Board Co. (The)	12,295	384,219
Corrections Corp. of America(a)	42,815	1,063,953
DeVry Inc.	21,322	1,056,292
Equifax Inc.	44,624	1,537,297
FTI Consulting Inc.(a)	17,470	1,262,033
Genpact Ltd.(a)(b)	21,244	220,725
H&R Block Inc.	112,900	2,568,475
Hertz Global Holdings Inc.(a)	110,496	836,455
Hewitt Associates Inc. Class A(a)	33,890	1,234,952
Hillenbrand Inc.	21,475	432,936
Iron Mountain Inc.(a)	62,556	1,526,992
ITT Educational Services Inc.(a)	13,559	1,097,059
Lender Processing Services Inc.	34,154	1,042,380
Manpower Inc.	27,600	1,191,216
McKesson Corp.	96,298	5,181,795
Monster Worldwide Inc.(a)	41,231	614,754
Moody’s Corp.	68,419	2,326,246
Morningstar Inc.(a)	5,519	306,139
Pharmaceutical Product Development Inc.	37,052	1,532,100
Quanta Services Inc.(a)(b)	59,619	1,610,309
R.R. Donnelley & Sons Co.	73,699	1,807,836
Robert Half International Inc.	49,217	1,218,121
SAIC Inc.(a)	63,928	1,293,263
Service Corp. International	90,803	759,113
Strayer Education Inc.	4,958	992,889
Ticketmaster Entertainment Inc.(a)	12,780	137,129
Tree.com Inc.(a)	2,168	10,450
United Rentals Inc.(a)	20,696	315,407
Visa Inc. Class A	155,299	9,533,806
Weight Watchers International Inc.	12,022	440,005
Western Union Co.	256,888	6,337,427

		63,195,531
COMPUTERS – 4.30%
Affiliated Computer Services Inc. Class A(a)	31,332	1,586,339
Apple Inc.(a)	305,813	34,758,706
Brocade Communications Systems Inc.(a)	129,909	756,070
Cadence Design Systems Inc.(a)	89,423	604,499
Cognizant Technology Solutions Corp.(a)	100,342	2,290,808
Computer Sciences Corp.(a)	52,408	2,106,278

Dell Inc.(a)	629,340	10,371,523
Diebold Inc.	23,242	769,543
DST Systems Inc.(a)(b)	15,692	878,595
EMC Corp.(a)	717,137	8,576,959
FactSet Research Systems Inc.	15,077	787,773
Hewlett-Packard Co.	855,168	39,542,968
IHS Inc. Class A(a)	15,064	717,649
International Business Machines Corp.	476,424	55,722,551
Lexmark International Inc. Class A(a)(b)	30,697	999,801
NCR Corp.(a)	58,195	1,283,200
NetApp Inc.(a)(b)	118,801	2,165,742
SanDisk Corp.(a)	77,988	1,524,665
Seagate Technology	168,003	2,036,196
Sun Microsystems Inc.(a)	271,275	2,061,690
Synopsys Inc.(a)	50,036	998,218
Teradata Corp.(a)	62,210	1,213,095
Unisys Corp.(a)	118,319	325,377
Western Digital Corp.(a)	76,459	1,630,106

		173,708,351
COSMETICS & PERSONAL CARE – 2.38%
Alberto-Culver Co.	29,872	813,713
Avon Products Inc.	148,048	6,154,355
Bare Escentuals Inc.(a)(b)	21,141	229,803
Colgate-Palmolive Co.	176,150	13,272,902
Estee Lauder Companies Inc. (The) Class A	34,036	1,698,737
Procter & Gamble Co. (The)	1,059,012	73,802,546

		95,972,056
DISTRIBUTION & WHOLESALE – 0.25%
Central European Distribution Corp.(a)	14,160	643,006
Fastenal Co.	44,671	2,206,301
Genuine Parts Co.	56,918	2,288,673
Ingram Micro Inc. Class A(a)	58,378	938,134
LKQ Corp.(a)	47,024	797,997
Tech Data Corp.(a)	18,263	545,151
W.W. Grainger Inc.	26,579	2,311,576
WESCO International Inc.(a)	14,321	460,850

		10,191,688
DIVERSIFIED FINANCIAL SERVICES – 5.23%
Affiliated Managers Group Inc.(a)	14,144	1,171,830
American Express Co.	349,195	12,371,979
AmeriCredit Corp.(a)(b)	39,727	402,435
Ameriprise Financial Inc.	76,801	2,933,798
BlackRock Inc.	6,100	1,186,450
Capital One Financial Corp.	130,156	6,637,956
Charles Schwab Corp. (The)	324,475	8,436,350
CIT Group Inc.	98,485	685,456
Citigroup Inc.	1,888,464	38,732,397
CME Group Inc.	23,282	8,649,496
E*TRADE Financial Corp.(a)(b)	145,991	408,775
Eaton Vance Corp.	35,608	1,254,470
Federal Home Loan Mortgage Corp.(b)	224,368	383,669
Federal National Mortgage Association	371,276	568,052
Federated Investors Inc. Class B	30,360	875,886
Franklin Resources Inc.	53,479	4,713,104
GLG Partners Inc.(b)	18,750	101,625
Goldman Sachs Group Inc. (The)	136,737	17,502,336
IntercontinentalExchange Inc.(a)	24,485	1,975,450
Invesco Ltd.	134,063	2,812,642
Investment Technology Group Inc.(a)	15,074	458,702
Janus Capital Group Inc.	55,985	1,359,316

Jefferies Group Inc.	43,607	976,797
JPMorgan Chase & Co.	1,197,605	55,928,153
Lazard Ltd. Class A	23,877	1,020,981
Legg Mason Inc.	48,304	1,838,450
Merrill Lynch & Co. Inc.	530,008	13,409,202
MF Global Ltd.(a)	33,206	144,114
Morgan Stanley	383,968	8,831,264
NASDAQ OMX Group Inc. (The)(a)(b)	46,762	1,429,514
NYSE Euronext Inc.	92,001	3,604,599
Raymond James Financial Inc.	32,913	1,085,471
SLM Corp.(a)	161,982	1,998,858
Student Loan Corp. (The)	1,327	123,411
T. Rowe Price Group Inc.	90,164	4,842,708
TD Ameritrade Holding Corp.(a)	83,704	1,356,005
Waddell & Reed Financial Inc. Class A	30,154	746,311

		210,958,012
ELECTRIC – 3.39%
AES Corp. (The)(a)	233,290	2,727,160
Allegheny Energy Inc.	58,227	2,141,007
Alliant Energy Corp.	38,166	1,229,327
Ameren Corp.	72,392	2,825,460
American Electric Power Co. Inc.	138,921	5,144,245
Calpine Corp.(a)	122,700	1,595,100
CenterPoint Energy Inc.	114,073	1,662,044
CMS Energy Corp.	77,904	971,463
Consolidated Edison Inc.	94,631	4,065,348
Constellation Energy Group Inc.	61,978	1,506,065
Dominion Resources Inc.	200,524	8,578,417
DPL Inc.	39,467	978,782
DTE Energy Co.	56,357	2,261,043
Duke Energy Corp.	437,961	7,633,660
Dynegy Inc. Class A(a)	171,837	615,176
Edison International	113,438	4,526,176
Entergy Corp.	66,434	5,913,290
Exelon Corp.	227,569	14,250,371
FirstEnergy Corp.	105,957	7,098,059
FPL Group Inc.	141,738	7,129,421
Great Plains Energy Inc.	41,822	929,285
Hawaiian Electric Industries Inc.	29,436	856,882
Integrys Energy Group Inc.	26,368	1,316,818
MDU Resources Group Inc.	63,929	1,853,941
Mirant Corp.(a)	64,699	1,183,345
Northeast Utilities	53,479	1,371,736
NRG Energy Inc.(a)	81,807	2,024,723
NSTAR	37,012	1,239,902
OGE Energy Corp.	31,904	985,196
Pepco Holdings Inc.	69,909	1,601,615
PG&E Corp.	123,899	4,640,018
Pinnacle West Capital Corp.	34,640	1,191,962
PPL Corp.	129,543	4,795,682
Progress Energy Inc.	90,637	3,909,174
Public Service Enterprise Group Inc.	176,656	5,792,550
Puget Energy Inc.	44,860	1,197,762
Reliant Energy Inc.(a)	120,447	885,285
SCANA Corp.	40,442	1,574,407
Sierra Pacific Resources Corp.	80,427	770,491
Southern Co. (The)	266,148	10,031,118
TECO Energy Inc.	72,766	1,144,609
Wisconsin Energy Corp.	40,435	1,815,531
Xcel Energy Inc.	149,992	2,998,340

		136,961,986

ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
AMETEK Inc.	36,849	1,502,334
Emerson Electric Co.	270,836	11,047,400
Energizer Holdings Inc.(a)	19,925	1,604,959
General Cable Corp.(a)	18,077	644,084
Hubbell Inc. Class B	19,383	679,374
Molex Inc.	46,544	1,044,913
SunPower Corp. Class A(a)(b)	14,021	994,510
SunPower Corp. Class B(a)	14,294	987,001

		18,504,575
ELECTRONICS – 0.91%
Agilent Technologies Inc.(a)	126,522	3,752,643
Amphenol Corp. Class A	60,895	2,444,325
Applied Biosystems Inc.	58,248	1,994,994
Arrow Electronics Inc.(a)	42,923	1,125,441
Avnet Inc.(a)	52,689	1,297,730
AVX Corp.	16,862	171,824
Dolby Laboratories Inc. Class A(a)	17,554	617,725
FLIR Systems Inc.(a)	47,564	1,827,409
Garmin Ltd.(a)(b)	44,471	1,509,346
Gentex Corp.	49,890	713,427
Itron Inc.(a)	11,785	1,043,326
Jabil Circuit Inc.	72,583	692,442
Mettler-Toledo International Inc.(a)	11,917	1,167,866
National Instruments Corp.	19,422	583,631
PerkinElmer Inc.	40,425	1,009,412
Thermo Fisher Scientific Inc.(a)	145,084	7,979,620
Thomas & Betts Corp.(a)	20,301	793,160
Trimble Navigation Ltd.(a)	42,372	1,095,740
Tyco Electronics Ltd.	165,823	4,586,664
Vishay Intertechnology Inc.(a)	67,049	443,864
Waters Corp.(a)	34,680	2,017,682

		36,868,271
ENERGY - ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.(a)	41,922	1,003,613
First Solar Inc.(a)	15,463	2,921,115

		3,924,728
ENGINEERING & CONSTRUCTION – 0.33%
AECOM Technology Corp.(a)	35,214	860,630
Fluor Corp.	61,291	3,413,909
Foster Wheeler Ltd.(a)	49,963	1,804,164
Jacobs Engineering Group Inc.(a)	42,325	2,298,671
KBR Inc.	59,734	912,138
McDermott International Inc.(a)	78,642	2,009,303
Shaw Group Inc. (The)(a)	28,849	886,530
URS Corp.(a)	29,066	1,065,850

		13,251,195
ENTERTAINMENT – 0.13%
Ascent Media Corp. Class A(a)	4,465	108,991
DreamWorks Animation SKG Inc. Class A(a)	27,771	873,398
International Game Technology Inc.	107,358	1,844,410
International Speedway Corp. Class A	11,658	453,613
Penn National Gaming Inc.(a)	25,392	674,665
Regal Entertainment Group Class A	26,804	422,967
Scientific Games Corp. Class A(a)(b)	23,091	531,555
Warner Music Group Corp.	19,356	147,106

		5,056,705

ENVIRONMENTAL CONTROL – 0.28%
Allied Waste Industries Inc.(a)	132,115	1,467,798
Nalco Holding Co.	48,215	893,906
Republic Services Inc.	53,266	1,596,915
Stericycle Inc.(a)	29,705	1,749,922
Waste Management Inc.	170,538	5,370,242

		11,078,783
FOOD – 1.96%
Campbell Soup Co.	75,597	2,918,044
ConAgra Foods Inc.	157,652	3,067,908
Corn Products International Inc.	25,893	835,826
Dean Foods Co.(a)	47,133	1,101,027
Del Monte Foods Co.	68,396	533,489
General Mills Inc.	116,222	7,986,776
H.J. Heinz Co.	109,383	5,465,869
Hershey Co. (The)	53,360	2,109,854
Hormel Foods Corp.	24,530	889,948
J.M. Smucker Co. (The)	18,985	962,350
Kellogg Co.	86,732	4,865,665
Kraft Foods Inc.	509,911	16,699,585
Kroger Co. (The)	229,147	6,296,960
McCormick & Co. Inc. NVS	39,122	1,504,241
Safeway Inc.	151,916	3,603,448
Sara Lee Corp.	245,198	3,096,851
Smithfield Foods Inc.(a)	40,523	643,505
SUPERVALU Inc.	73,595	1,597,011
Sysco Corp.	208,381	6,424,386
Tyson Foods Inc. Class A	96,839	1,156,258
Whole Foods Market Inc.(b)	48,152	964,485
Wm. Wrigley Jr. Co.	82,706	6,566,856

		79,290,342
FOREST PRODUCTS & PAPER – 0.39%
Domtar Corp.(a)	170,398	783,831
International Paper Co.	148,483	3,887,285
MeadWestvaco Corp.	60,890	1,419,346
Plum Creek Timber Co. Inc.	59,451	2,964,227
Rayonier Inc.	26,966	1,276,840
Smurfit-Stone Container Corp.(a)	89,312	419,766
Temple-Inland Inc.	36,648	559,248
Weyerhaeuser Co.	73,394	4,446,209

		15,756,752
GAS – 0.28%
AGL Resources Inc.	26,058	817,700
Atmos Energy Corp.	31,694	843,694
Energen Corp.	25,023	1,133,041
NiSource Inc.	94,386	1,393,137
Sempra Energy	86,632	4,372,317
Southern Union Co.	39,045	806,279
UGI Corp.	37,081	955,948
Vectren Corp.	28,508	793,948

		11,116,064
HAND & MACHINE TOOLS – 0.13%
Black & Decker Corp. (The)	21,138	1,284,133
Kennametal Inc.	26,966	731,318
Lincoln Electric Holdings Inc.	15,035	966,901
Snap-On Inc.	20,296	1,068,787
Stanley Works (The)	26,952	1,124,976

		5,176,115

HEALTH CARE - PRODUCTS – 4.12%
Advanced Medical Optics Inc.(a)	18,066	321,213
Baxter International Inc.	217,636	14,283,451
Beckman Coulter Inc.	21,977	1,560,147
Becton, Dickinson and Co.	84,804	6,806,369
Boston Scientific Corp.(a)	519,092	6,369,259
C.R. Bard Inc.	34,439	3,267,228
Cooper Companies Inc. (The)	15,190	528,004
Covidien Ltd.	173,302	9,316,716
DENTSPLY International Inc.	51,737	1,942,207
Edwards Lifesciences Corp.(a)	19,045	1,100,039
Gen-Probe Inc.(a)	19,025	1,009,276
Henry Schein Inc.(a)	31,450	1,693,268
Hill-Rom Holdings Inc.	21,475	650,907
Hologic Inc.(a)	88,838	1,717,239
IDEXX Laboratories Inc.(a)	20,692	1,133,922
Intuitive Surgical Inc.(a)	13,397	3,228,409
Inverness Medical Innovations Inc.(a)	26,894	806,820
Johnson & Johnson	977,568	67,725,911
Kinetic Concepts Inc.(a)	19,555	559,077
Medtronic Inc.	389,565	19,517,206
Patterson Companies Inc.(a)	42,187	1,282,907
ResMed Inc.(a)	27,017	1,161,731
St. Jude Medical Inc.(a)	117,890	5,127,036
Stryker Corp.	106,721	6,648,718
TECHNE Corp.(a)	13,496	973,332
Varian Medical Systems Inc.(a)	43,544	2,487,669
Zimmer Holdings Inc.(a)	80,312	5,184,943

		166,403,004
HEALTH CARE - SERVICES – 1.14%
Aetna Inc.	168,130	6,071,174
Brookdale Senior Living Inc.	12,728	279,889
Community Health Systems Inc.(a)	33,316	976,492
Covance Inc.(a)	21,851	1,931,847
Coventry Health Care Inc.(a)	52,519	1,709,493
DaVita Inc.(a)	36,146	2,060,683
Health Management Associates Inc. Class A(a)	81,755	340,101
Health Net Inc.(a)	36,911	871,100
Humana Inc.(a)	58,816	2,423,219
Laboratory Corp. of America Holdings(a)	38,484	2,674,638
LifePoint Hospitals Inc.(a)	18,856	606,032
Lincare Holdings Inc.(a)(b)	25,576	769,582
Pediatrix Medical Group Inc.(a)	16,082	867,141
Quest Diagnostics Inc.	54,874	2,835,340
Tenet Healthcare Corp.(a)	168,085	932,872
UnitedHealth Group Inc.	426,243	10,822,310
Universal Health Services Inc. Class B	16,303	913,457
WellCare Health Plans Inc.(a)	14,200	511,200
WellPoint Inc.(a)	182,528	8,536,835

		46,133,405
HOLDING COMPANIES - DIVERSIFIED – 0.09%
Leucadia National Corp.	61,290	2,785,018
Walter Industries Inc.	19,339	917,636

		3,702,654
HOME BUILDERS – 0.17%
Centex Corp.	42,003	680,449
D.R. Horton Inc.	109,110	1,420,612
KB Home	25,535	502,529
Lennar Corp. Class A	46,213	701,975
M.D.C. Holdings Inc.	11,694	427,883
NVR Inc.(a)(b)	1,458	833,976

Pulte Homes Inc.	73,938	1,032,914
Thor Industries Inc.(b)	11,886	295,011
Toll Brothers Inc.(a)	44,681	1,127,302

		7,022,651
HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	19,927	678,913
Whirlpool Corp.	26,229	2,079,697

		2,758,610
HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	36,946	1,643,358
Church & Dwight Co. Inc.	22,844	1,418,384
Clorox Co. (The)	47,681	2,989,122
Fortune Brands Inc.	53,095	3,045,529
Jarden Corp.(a)	23,277	545,846
Kimberly-Clark Corp.	145,154	9,411,785
Scotts Miracle-Gro Co. (The) Class A	14,909	352,449

		19,406,473
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	96,822	1,671,148
Toro Co. (The)	12,632	521,702

		2,192,850
INSURANCE – 3.27%
Aflac Inc.	164,908	9,688,345
Alleghany Corp.(a)	1,755	640,575
Allied World Assurance Holdings Ltd.	16,503	586,187
Allstate Corp. (The)	191,066	8,811,964
American Financial Group Inc.	27,863	821,958
American International Group Inc.	807,141	2,687,780
American National Insurance Co.	5,443	469,894
Aon Corp.	96,596	4,342,956
Arch Capital Group Ltd.(a)	16,094	1,175,345
Arthur J. Gallagher & Co.	32,032	821,941
Assurant Inc.	40,981	2,253,955
Axis Capital Holdings Ltd.	51,708	1,639,661
Brown & Brown Inc.	39,645	857,125
Chubb Corp.	126,945	6,969,280
CIGNA Corp.	97,540	3,314,409
Cincinnati Financial Corp.	50,620	1,439,633
CNA Financial Corp.	10,122	265,601
Conseco Inc.(a)	63,709	224,256
Endurance Specialty Holdings Ltd.	18,655	576,813
Erie Indemnity Co. Class A	11,150	471,310
Everest Re Group Ltd.	21,515	1,861,693
Fidelity National Financial Inc.	74,118	1,089,535
First American Corp.	31,983	943,498
Genworth Financial Inc. Class A	151,638	1,305,603
Hanover Insurance Group Inc. (The)	17,657	803,747
Hartford Financial Services Group Inc. (The)	109,336	4,481,683
HCC Insurance Holdings Inc.	39,573	1,068,471
Lincoln National Corp.	90,048	3,854,955
Loews Corp.	109,025	4,305,397
Markel Corp.(a)	3,467	1,218,650
Marsh & McLennan Companies Inc.	177,473	5,636,542
MBIA Inc.(b)	74,132	882,171
Mercury General Corp.	8,959	490,505
MetLife Inc.	151,836	8,502,816
MGIC Investment Corp.	43,664	306,958
Nationwide Financial Services Inc. Class A	16,102	794,312
Old Republic International Corp.	80,368	1,024,692

OneBeacon Insurance Group Ltd.	7,598	160,698
PartnerRe Ltd.	18,877	1,285,335
Philadelphia Consolidated Holding Corp.(a)	19,564	1,145,863
Principal Financial Group Inc.	89,929	3,911,012
Progressive Corp. (The)	235,175	4,092,045
Protective Life Corp.	24,510	698,780
Prudential Financial Inc.	150,488	10,835,136
Reinsurance Group of America Inc.(b)	20,475	1,105,650
RenaissanceRe Holdings Ltd.	21,401	1,112,852
StanCorp Financial Group Inc.	16,711	868,972
Torchmark Corp.	31,408	1,878,198
Transatlantic Holdings Inc.	9,125	495,944
Travelers Companies Inc. (The)	209,780	9,482,056
Unitrin Inc.	14,243	355,220
Unum Group	120,108	3,014,711
W.R. Berkley Corp.	49,737	1,171,306
Wesco Financial Corp.	391	139,587
White Mountains Insurance Group Ltd.	3,065	1,439,784
XL Capital Ltd. Class A	114,944	2,062,095

		131,885,460
INTERNET – 1.88%
Akamai Technologies Inc.(a)	58,164	1,014,380
Amazon.com Inc.(a)	109,258	7,949,612
eBay Inc.(a)	384,943	8,615,024
Equinix Inc.(a)(b)	11,364	789,343
Expedia Inc.(a)	72,104	1,089,491
F5 Networks Inc.(a)	28,252	660,532
Google Inc. Class A(a)	82,162	32,907,524
HLTH Corp.(a)	62,659	716,192
IAC/InterActiveCorp.(a)	31,900	551,870
Liberty Media Corp. – Liberty Interactive Group Series A(a)	206,103	2,660,790
McAfee Inc.(a)	52,654	1,788,130
Priceline.com Inc.(a)	13,220	904,645
Sohu.com Inc.(a)(b)	9,885	551,089
Symantec Corp.(a)	291,539	5,708,334
VeriSign Inc.(a)	67,516	1,760,817
WebMD Health Corp. Class A(a)(b)	2,487	73,963
Yahoo! Inc.(a)	478,081	8,270,801

		76,012,537
INVESTMENT COMPANIES – 0.06%
Allied Capital Corp.(b)	62,511	675,119
American Capital Ltd.(b)	70,348	1,794,577

		2,469,696
IRON & STEEL – 0.35%
AK Steel Holding Corp.	39,333	1,019,511
Allegheny Technologies Inc.	35,199	1,040,130
Carpenter Technology Corp.	15,532	398,396
Cleveland-Cliffs Inc.	37,034	1,960,580
Nucor Corp.	109,773	4,336,033
Reliance Steel & Aluminum Co.	21,741	825,506
Schnitzer Steel Industries Inc. Class A	7,511	294,732
Steel Dynamics Inc.	62,038	1,060,229
United States Steel Corp.	40,860	3,171,145

		14,106,262
LEISURE TIME – 0.24%
Carnival Corp.	151,315	5,348,985
Harley-Davidson Inc.	82,248	3,067,850
Interval Leisure Group Inc.(a)	12,780	132,912

Royal Caribbean Cruises Ltd.	47,936	994,672

		9,544,419
LODGING – 0.26%
Boyd Gaming Corp.	19,038	178,196
Choice Hotels International Inc.	10,505	284,685
Las Vegas Sands Corp.(a)(b)	36,525	1,318,918
Marriott International Inc. Class A	102,653	2,678,217
MGM MIRAGE(a)(b)	43,085	1,227,922
Orient-Express Hotels Ltd. Class A(b)	14,965	361,105
Starwood Hotels & Resorts Worldwide Inc.	64,818	1,823,979
Wyndham Worldwide Corp.	60,364	948,318
Wynn Resorts Ltd.(b)	19,954	1,629,045

		10,450,385
MACHINERY – 0.89%
AGCO Corp.(a)	31,644	1,348,351
Bucyrus International Inc.	25,900	1,157,212
Caterpillar Inc.	213,396	12,718,402
Cummins Inc.	70,412	3,078,413
Deere & Co.	149,490	7,399,755
Flowserve Corp.	20,106	1,784,810
Gardner Denver Inc.(a)	17,855	619,926
Graco Inc.	20,690	736,771
IDEX Corp.	29,005	899,735
Joy Global Inc.	37,390	1,687,785
Manitowoc Co. Inc. (The)	45,028	700,185
Rockwell Automation Inc.	50,923	1,901,465
Terex Corp.(a)	35,166	1,073,266
Zebra Technologies Corp. Class A(a)	22,617	629,883

		35,735,959
MANUFACTURING – 4.23%
AptarGroup Inc.	23,695	926,711
Brink’s Co. (The)	14,067	858,368
Carlisle Companies Inc.	20,733	621,368
Cooper Industries Ltd.	60,299	2,408,945
Crane Co.	17,406	517,132
Danaher Corp.	88,811	6,163,483
Donaldson Co. Inc.	26,782	1,122,434
Dover Corp.	65,878	2,671,353
Eastman Kodak Co.	100,168	1,540,584
Eaton Corp.	56,877	3,195,350
General Electric Co.	3,457,449	88,164,950
Harsco Corp.	29,106	1,082,452
Honeywell International Inc.	257,234	10,688,073
Illinois Tool Works Inc.	162,350	7,216,458
Ingersoll-Rand Co. Ltd. Class A	108,589	3,384,719
ITT Industries Inc.	62,712	3,487,414
Leggett & Platt Inc.	57,089	1,243,969
Pall Corp.	42,314	1,455,178
Parker Hannifin Corp.	58,263	3,087,939
Pentair Inc.	34,590	1,195,776
Roper Industries Inc.	31,019	1,766,842
SPX Corp.	18,623	1,433,971
Teleflex Inc.	13,864	880,225
Textron Inc.	86,505	2,532,866
3M Co.	244,314	16,689,089
Trinity Industries Inc.	28,279	727,619
Tyco International Ltd.	167,290	5,858,496

		170,921,764

MEDIA – 2.57%
Cablevision Systems Corp.	77,541	1,950,932
CBS Corp. Class B	204,708	2,984,643
Central European Media Enterprises Ltd.(a)	12,534	819,724
Comcast Corp. Class A	972,674	19,093,591
CTC Media Inc.(a)	17,647	264,705
DIRECTV Group Inc. (The)(a)	206,684	5,408,920
Discovery Communications Inc. Class A(a)	44,651	636,277
Discovery Communications Inc. Class C(a)	44,651	632,258
Dish Network Corp. Class A(a)	70,898	1,488,858
E.W. Scripps Co. (The) Class A	9,735	68,826
Gannett Co. Inc.	79,291	1,340,811
Hearst-Argyle Television Inc.(b)	8,530	190,475
John Wiley & Sons Inc. Class A	13,980	565,491
Liberty Global Inc. Class A(a)	114,156	3,458,927
Liberty Media Corp. – Liberty Capital Group Series A(a)	39,079	522,877
Liberty Media Corp. – Liberty Entertainment Group Series A(a)	179,061	4,471,153
McGraw-Hill Companies Inc. (The)	111,560	3,526,412
Meredith Corp.	13,731	385,017
New York Times Co. (The) Class A(b)	50,673	724,117
News Corp. Class A	803,444	9,633,294
Scripps Networks Interactive Inc. Class A	30,578	1,110,287
Sirius XM Radio Inc.(a)	1,033,610	589,158
Time Warner Cable Inc. Class A(a)	53,537	1,295,595
Time Warner Inc.	1,241,291	16,273,325
Viacom Inc. Class B(a)	194,272	4,825,716
Walt Disney Co. (The)	660,880	20,282,407
Washington Post Co. (The) Class B	2,140	1,191,466

		103,735,262
METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	39,579	668,489
Precision Castparts Corp.	48,345	3,808,619
Timken Co. (The)	28,505	808,117
Valmont Industries Inc.	6,535	540,379

		5,825,604
MINING – 0.61%
Alcoa Inc.	283,379	6,398,698
Century Aluminum Co.(a)	11,980	331,726
Freeport-McMoRan Copper & Gold Inc.	132,839	7,551,897
Newmont Mining Corp.	151,509	5,872,489
Southern Copper Corp.	76,260	1,455,041
Titanium Metals Corp.	30,341	344,067
Vulcan Materials Co.(b)	38,012	2,831,894

		24,785,812
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.(a)	9,687	122,637

		122,637
OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	72,118	2,398,645
Xerox Corp.	311,998	3,597,337

		5,995,982
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	21,537	231,523

		231,523
OIL & GAS – 10.11%
Anadarko Petroleum Corp.	162,674	7,891,316

Apache Corp.	115,703	12,065,509
Atwood Oceanics Inc.(a)	19,333	703,721
Cabot Oil & Gas Corp.	36,006	1,301,257
Chesapeake Energy Corp.	200,601	7,193,552
Chevron Corp.	717,486	59,178,245
Cimarex Energy Co.	28,460	1,391,979
CNX Gas Corp.(a)	9,266	207,466
ConocoPhillips	535,038	39,191,534
Continental Resources Inc.(a)	10,604	415,995
Denbury Resources Inc.(a)	84,908	1,616,648
Devon Energy Corp.	154,781	14,116,027
Diamond Offshore Drilling Inc.	23,863	2,459,321
Encore Acquisition Co.(a)	18,590	776,690
ENSCO International Inc.	50,021	2,882,710
EOG Resources Inc.	86,328	7,722,903
Exxon Mobil Corp.	1,832,785	142,334,083
Forest Oil Corp.(a)	30,760	1,525,696
Frontier Oil Corp.	36,014	663,378
Helmerich & Payne Inc.	35,938	1,552,162
Hess Corp.	97,422	7,996,398
Holly Corp.	14,310	413,845
Marathon Oil Corp.	245,591	9,791,713
Mariner Energy Inc.(a)	30,480	624,840
Murphy Oil Corp.	65,822	4,221,823
Nabors Industries Ltd.(a)	97,804	2,437,276
Newfield Exploration Co.(a)	45,545	1,456,985
Noble Corp.	93,013	4,083,271
Noble Energy Inc.	59,870	3,328,173
Occidental Petroleum Corp.	284,708	20,057,679
Patterson-UTI Energy Inc.	53,516	1,071,390
Petrohawk Energy Corp.(a)	87,132	1,884,665
Pioneer Natural Resources Co.	41,567	2,173,123
Plains Exploration & Production Co.(a)	37,244	1,309,499
Pride International Inc.(a)	58,219	1,723,865
Quicksilver Resources Inc.(a)	36,432	715,160
Range Resources Corp.	53,540	2,295,260
Rowan Companies Inc.	39,240	1,198,782
SandRidge Energy Inc.(a)	36,075	707,070
Southwestern Energy Co.(a)	118,757	3,626,839
St. Mary Land & Exploration Co.	21,395	762,732
Sunoco Inc.	40,581	1,443,872
Tesoro Corp.	47,887	789,657
Transocean Inc.(a)	110,576	12,145,668
Unit Corp.(a)	16,374	815,753
Valero Energy Corp.	183,660	5,564,898
W&T Offshore Inc.	10,423	284,444
Whiting Petroleum Corp.(a)	14,779	1,053,152
XTO Energy Inc.	191,918	8,928,025

		408,096,049
OIL & GAS SERVICES – 2.01%
Baker Hughes Inc.	106,921	6,472,997
BJ Services Co.	101,983	1,950,935
Cameron International Corp.(a)	75,175	2,897,245
Dresser-Rand Group Inc.(a)	29,711	935,005
Exterran Holdings Inc.(a)	22,799	728,656
FMC Technologies Inc.(a)	44,457	2,069,473
Global Industries Ltd.(a)	39,921	277,052
Halliburton Co.	302,467	9,796,906
Helix Energy Solutions Group Inc.(a)	31,683	769,263
Hercules Offshore Inc.(a)	30,792	466,807
Key Energy Services Inc.(a)	43,450	504,020
National Oilwell Varco Inc.(a)	144,247	7,245,527

Oceaneering International Inc.(a)	18,938	1,009,774
Oil States International Inc.(a)	17,332	612,686
Schlumberger Ltd.	413,857	32,318,093
SEACOR Holdings Inc.(a)	7,331	578,782
Smith International Inc.	74,607	4,374,954
Superior Energy Services Inc.(a)	28,138	876,217
Tetra Technologies Inc.(a)	26,459	366,457
Tidewater Inc.	18,081	1,000,964
Weatherford International Ltd.(a)	235,754	5,926,856

		81,178,669
PACKAGING & CONTAINERS – 0.25%
Ball Corp.	34,001	1,342,699
Bemis Co. Inc.	34,548	905,503
Crown Holdings Inc.(a)	55,153	1,224,948
Greif Inc. Class A	11,548	757,780
Owens-Illinois Inc.(a)	57,729	1,697,233
Packaging Corp. of America	35,965	833,669
Pactiv Corp.(a)	45,564	1,131,354
Sealed Air Corp.	56,027	1,232,034
Sonoco Products Co.	34,749	1,031,350

		10,156,570
PHARMACEUTICALS – 5.40%
Abbott Laboratories	535,354	30,825,683
Allergan Inc.	105,881	5,452,872
AmerisourceBergen Corp.	55,897	2,104,522
Amylin Pharmaceuticals Inc.(a)(b)	47,494	960,329
Barr Pharmaceuticals Inc.(a)	37,297	2,435,494
BioMarin Pharmaceutical Inc.(a)(b)	34,227	906,673
Bristol-Myers Squibb Co.	686,703	14,317,758
Cardinal Health Inc.	123,799	6,100,815
Cephalon Inc.(a)	23,398	1,813,111
Eli Lilly and Co.	346,677	15,264,188
Endo Pharmaceuticals Holdings Inc.(a)	41,770	835,400
Express Scripts Inc.(a)	73,008	5,389,451
Forest Laboratories Inc.(a)	105,743	2,990,412
Gilead Sciences Inc.(a)	319,991	14,585,190
Herbalife Ltd.	22,647	895,009
Hospira Inc.(a)	54,818	2,094,048
ImClone Systems Inc.(a)	20,836	1,301,000
King Pharmaceuticals Inc.(a)	85,549	819,559
Medco Health Solutions Inc.(a)	175,764	7,909,380
Merck & Co. Inc.	744,603	23,499,671
Mylan Inc.(a)	104,296	1,191,060
NBTY Inc.(a)	18,819	555,537
Omnicare Inc.	36,968	1,063,569
Perrigo Co.	26,985	1,037,843
Pfizer Inc.	2,346,700	43,273,148
Schering-Plough Corp.	562,480	10,389,006
Sepracor Inc.(a)	37,108	679,447
VCA Antech Inc.(a)	29,217	861,025
Warner Chilcott Ltd. Class A(a)	30,732	464,668
Watson Pharmaceuticals Inc.(a)	35,772	1,019,502
Wyeth	462,515	17,085,304

		218,120,674
PIPELINES – 0.49%
El Paso Corp.	242,820	3,098,383
Equitable Resources Inc.	45,489	1,668,537
National Fuel Gas Co.	28,220	1,190,320
ONEOK Inc.	36,054	1,240,258
Questar Corp.	59,943	2,452,868

Spectra Energy Corp.	219,799	5,231,216
Williams Companies Inc. (The)	202,731	4,794,588

		19,676,170
REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A(a)	60,051	802,882
Forest City Enterprises Inc. Class A	25,513	782,484
Jones Lang LaSalle Inc.	11,052	480,541
St. Joe Co. (The)(a)(b)	31,826	1,244,078

		3,309,985
REAL ESTATE INVESTMENT TRUSTS – 1.84%
Alexandria Real Estate Equities Inc.	11,184	1,258,200
AMB Property Corp.	34,258	1,551,887
Annaly Capital Management Inc.	185,721	2,497,947
Apartment Investment and Management Co. Class A	31,148	1,090,803
AvalonBay Communities Inc.(b)	26,716	2,629,389
Boston Properties Inc.	41,613	3,897,474
Brandywine Realty Trust	29,359	470,625
BRE Properties Inc. Class A(b)	16,684	817,516
Camden Property Trust	18,110	830,525
CapitalSource Inc.	67,494	830,176
CBL & Associates Properties Inc.	22,367	449,129
Developers Diversified Realty Corp.	41,637	1,319,477
Digital Realty Trust Inc.	25,062	1,184,180
Douglas Emmett Inc.	42,075	970,670
Duke Realty Corp.	50,271	1,235,661
Equity Residential	94,255	4,185,865
Essex Property Trust Inc.	8,966	1,060,947
Federal Realty Investment Trust	20,270	1,735,112
General Growth Properties Inc.	78,750	1,189,125
HCP Inc.	87,440	3,508,967
Health Care REIT Inc.	33,083	1,761,008
Hospitality Properties Trust	32,776	672,564
Host Hotels & Resorts Inc.	180,754	2,402,221
HRPT Properties Trust	77,219	532,039
iStar Financial Inc.(b)	47,401	123,243
Kilroy Realty Corp.	11,180	534,292
Kimco Realty Corp.	74,434	2,749,592
Liberty Property Trust	32,229	1,213,422
Macerich Co. (The)	25,862	1,646,116
Mack-Cali Realty Corp.	22,814	772,710
Nationwide Health Properties Inc.	33,385	1,201,192
ProLogis	90,880	3,750,618
Public Storage	43,825	4,339,113
Regency Centers Corp.	24,040	1,603,228
Simon Property Group Inc.	77,966	7,562,702
SL Green Realty Corp.	20,383	1,320,818
Taubman Centers Inc.	18,111	905,550
UDR Inc.	44,509	1,163,910
Ventas Inc.	45,557	2,251,427
Vornado Realty Trust	47,205	4,293,295
Weingarten Realty Investors	25,512	910,013

		74,422,748
RETAIL – 5.60%
Abercrombie & Fitch Co. Class A	30,122	1,188,313
Advance Auto Parts Inc.	33,047	1,310,644
American Eagle Outfitters Inc.	60,025	915,381
AnnTaylor Stores Corp.(a)	20,474	422,583
AutoNation Inc.(a)(b)	39,831	447,700
AutoZone Inc.(a)	14,229	1,755,005

Barnes & Noble Inc.	12,581	328,112
Bed Bath & Beyond Inc.(a)	89,937	2,824,921
Best Buy Co. Inc.	115,887	4,345,763
Big Lots Inc.(a)(b)	28,202	784,862
BJ’s Wholesale Club Inc.(a)	20,674	803,392
Brinker International Inc.	35,924	642,680
Burger King Holdings Inc.	27,862	684,291
CarMax Inc.(a)(b)	75,081	1,051,134
Chipotle Mexican Grill Inc. Class A(a)(b)	11,447	635,194
Copart Inc.(a)	22,978	873,164
Costco Wholesale Corp.	150,299	9,758,914
CVS Caremark Corp.	495,850	16,690,311
Darden Restaurants Inc.	48,531	1,389,443
Dick’s Sporting Goods Inc.(a)(b)	28,907	565,999
Dollar Tree Inc.(a)	31,456	1,143,740
Family Dollar Stores Inc.	48,807	1,156,726
Foot Locker Inc.	52,941	855,527
GameStop Corp. Class A(a)	56,501	1,932,899
Gap Inc. (The)	168,992	3,004,678
Home Depot Inc.	586,274	15,178,634
HSN Inc.(a)	12,780	140,708
J.C. Penney Co. Inc.	76,882	2,563,246
Kohl’s Corp.(a)	107,160	4,937,933
Limited Brands Inc.	98,918	1,713,260
Lowe’s Companies Inc.	507,158	12,014,573
Macy’s Inc.	146,249	2,629,557
McDonald’s Corp.	393,207	24,260,872
MSC Industrial Direct Co. Inc. Class A	15,346	706,990
Nordstrom Inc.(b)	63,230	1,822,289
Office Depot Inc.(a)	94,413	549,484
OfficeMax Inc.	25,462	226,357
O’Reilly Automotive Inc.(a)	46,173	1,236,051
Panera Bread Co. Class A(a)(b)	8,965	456,319
Penske Automotive Group Inc.	14,111	161,853
PetSmart Inc.	44,431	1,097,890
RadioShack Corp.	44,794	774,040
Rite Aid Corp.(a)(b)	176,472	142,942
Ross Stores Inc.	46,185	1,700,070
Saks Inc.(a)(b)	49,305	456,071
Sears Holdings Corp.(a)(b)	20,460	1,913,010
Signet Jewelers Ltd.(b)	29,576	691,487
Staples Inc.	243,579	5,480,528
Starbucks Corp.(a)	252,542	3,755,300
Target Corp.	273,565	13,418,363
Tiffany & Co.	43,710	1,552,579
Tim Hortons Inc.	64,027	1,897,120
TJX Companies Inc. (The)	147,427	4,499,472
Urban Outfitters Inc.(a)	39,549	1,260,427
Walgreen Co.	343,594	10,637,670
Wal-Mart Stores Inc.	778,268	46,610,471
Williams-Sonoma Inc.	32,791	530,558
Yum! Brands Inc.	164,167	5,353,486

		225,880,986
SAVINGS & LOANS – 0.25%
Astoria Financial Corp.	28,967	600,486
Capitol Federal Financial	7,496	332,298
Hudson City Bancorp Inc.	179,994	3,320,889
New York Community Bancorp Inc.	118,592	1,991,160
People’s United Financial Inc.	119,999	2,309,981
Sovereign Bancorp Inc.	153,982	608,229
TFS Financial Corp.	35,615	445,900
Washington Federal Inc.	30,074	554,865

		10,163,808

SEMICONDUCTORS – 2.25%
Advanced Micro Devices Inc.(a)	208,582	1,095,056
Altera Corp.	104,091	2,152,602
Analog Devices Inc.	100,661	2,652,417
Applied Materials Inc.	469,594	7,104,957
Atmel Corp.(a)	156,667	531,101
Broadcom Corp. Class A(a)	178,374	3,323,108
Cree Inc.(a)(b)	30,609	697,273
Cypress Semiconductor Corp.(a)	52,240	272,693
Fairchild Semiconductor International Inc. Class A(a)	44,747	397,801
Integrated Device Technology Inc.(a)	61,479	478,307
Intel Corp.	1,986,939	37,215,367
International Rectifier Corp.(a)	24,427	464,602
Intersil Corp. Class A	43,634	723,452
KLA-Tencor Corp.	58,553	1,853,202
Lam Research Corp.(a)(b)	43,837	1,380,427
Linear Technology Corp.	76,573	2,347,728
LSI Corp.(a)	221,257	1,185,938
Marvell Technology Group Ltd.(a)	168,281	1,565,013
MEMC Electronic Materials Inc.(a)	79,385	2,243,420
Microchip Technology Inc.	63,777	1,876,957
Micron Technology Inc.(a)	266,358	1,078,750
National Semiconductor Corp.	79,956	1,376,043
Novellus Systems Inc.(a)	35,533	697,868
NVIDIA Corp.(a)	192,461	2,061,257
ON Semiconductor Corp.(a)	137,624	930,338
QLogic Corp.(a)	47,059	722,826
Rambus Inc.(a)	36,551	469,680
Silicon Laboratories Inc.(a)	16,847	517,203
Teradyne Inc.(a)	60,958	476,082
Texas Instruments Inc.	458,852	9,865,318
Varian Semiconductor Equipment Associates Inc.(a)	25,624	643,675
Xilinx Inc.	96,885	2,271,953

		90,672,414
SOFTWARE – 4.06%
Activision Blizzard Inc.(a)	206,000	3,178,580
Adobe Systems Inc.(a)	184,500	7,282,215
ANSYS Inc.(a)	29,446	1,115,120
Autodesk Inc.(a)	77,555	2,601,970
Automatic Data Processing Inc.	179,841	7,688,203
BMC Software Inc.(a)	66,269	1,897,281
Broadridge Financial Solutions Inc.	48,529	746,861
CA Inc.	134,802	2,690,648
Cerner Corp.(a)(b)	23,807	1,062,744
Citrix Systems Inc.(a)	63,685	1,608,683
Compuware Corp.(a)	90,244	874,464
Dun & Bradstreet Corp. (The)	19,506	1,840,586
Electronic Arts Inc.(a)	110,539	4,088,838
Fidelity National Information Services Inc.	68,308	1,260,966
Fiserv Inc.(a)	56,952	2,694,969
Global Payments Inc.	27,269	1,223,287
IMS Health Inc.	63,341	1,197,778
Intuit Inc.(a)	111,242	3,516,360
MasterCard Inc. Class A	25,262	4,479,710
Metavante Technologies Inc.(a)	31,390	604,571
Microsoft Corp.	2,784,757	74,325,164
MSCI Inc. Class A(a)	15,273	366,552
Novell Inc.(a)	124,461	639,730

Nuance Communications Inc.(a)	59,820	729,206
Oracle Corp.(a)	1,350,954	27,437,876
Paychex Inc.	112,400	3,712,572
Red Hat Inc.(a)	67,100	1,011,197
Salesforce.com Inc.(a)	36,553	1,769,165
SEI Investments Co.	45,880	1,018,536
Total System Services Inc.	56,826	931,946
VMware Inc. Class A(a)	14,331	381,778

		163,977,556
TELECOMMUNICATIONS – 5.36%
ADC Telecommunications Inc.(a)(b)	39,578	334,434
Amdocs Ltd.(a)	68,703	1,881,088
American Tower Corp. Class A(a)	137,314	4,939,185
AT&T Inc.	2,060,803	57,537,620
CenturyTel Inc.	36,729	1,346,118
Ciena Corp.(a)	29,495	297,310
Cisco Systems Inc.(a)	2,049,070	46,227,019
Clearwire Corp. Class A(a)(b)	23,245	276,151
CommScope Inc.(a)	24,244	839,812
Corning Inc.	546,345	8,544,836
Crown Castle International Corp.(a)	98,011	2,839,379
EchoStar Corp.(a)	14,163	341,328
Embarq Corp.	51,156	2,074,376
Frontier Communications Corp.	112,441	1,293,072
Harris Corp.	46,956	2,169,367
JDS Uniphase Corp.(a)	80,033	677,079
Juniper Networks Inc.(a)	182,150	3,837,901
Leap Wireless International Inc.(a)	18,143	691,248
Level 3 Communications Inc.(a)(b)	537,502	1,451,255
MetroPCS Communications Inc.(a)(b)	84,453	1,181,497
Motorola Inc.	782,410	5,586,407
NeuStar Inc. Class A(a)(b)	27,581	548,586
NII Holdings Inc. Class B(a)	58,215	2,207,513
QUALCOMM Inc.	561,497	24,127,526
Qwest Communications International Inc.	521,940	1,685,866
SBA Communications Corp.(a)	37,753	976,670
Sprint Nextel Corp.	964,201	5,881,626
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	36,110	1,290,933
Tellabs Inc.(a)	139,833	567,722
United States Cellular Corp.(a)	5,523	259,139
Verizon Communications Inc.	988,838	31,731,811
Virgin Media Inc.	104,070	822,153
Windstream Corp.	154,297	1,688,009

		216,154,036
TEXTILES – 0.06%
Cintas Corp.	45,411	1,303,750
Mohawk Industries Inc.(a)	19,221	1,295,303

		2,599,053
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	42,851	1,487,787
Mattel Inc.	125,042	2,255,758

		3,743,545
TRANSPORTATION – 1.88%
Alexander & Baldwin Inc.	14,228	626,459
Burlington Northern Santa Fe Corp.	97,648	9,025,605
C.H. Robinson Worldwide Inc.	59,386	3,026,311
Con-way Inc.	15,505	683,926
CSX Corp.	140,390	7,661,082

Expeditors International Washington Inc.	73,807	2,571,436
FedEx Corp.	107,507	8,497,353
Frontline Ltd.	16,789	807,047
J.B. Hunt Transport Services Inc.	28,259	943,003
Kansas City Southern Industries Inc.(a)	31,599	1,401,732
Kirby Corp.(a)	18,828	714,334
Landstar System Inc.	18,265	804,756
Norfolk Southern Corp.	130,345	8,630,142
Overseas Shipholding Group Inc.	8,543	498,142
Ryder System Inc.	19,959	1,237,458
Teekay Corp.	14,497	382,431
Union Pacific Corp.	179,263	12,756,355
United Parcel Service Inc. Class B	237,258	14,921,156
UTi Worldwide Inc.	33,836	575,889

		75,764,617
TRUCKING & LEASING – 0.02%
GATX Corp.	16,514	653,459

		653,459
WATER – 0.03%
American Water Works Co. Inc.	21,886	470,549
Aqua America Inc.	46,187	821,205

		1,291,754

TOTAL COMMON STOCKS
(Cost: $5,229,324,402)		4,026,577,135

Security	Shares	Value
RIGHTS – 0.00%

HOLDING COMPANIES - DIVERSIFIED – 0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	463	301

		301

TOTAL RIGHTS
(Cost: $430)		301

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.26%

MONEY MARKET FUNDS – 1.26%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	3,110,698	3,110,698
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	47,911,479	47,911,479

		51,022,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,022,177)		51,022,177

TOTAL INVESTMENTS IN SECURITIES – 101.01%
(Cost: $5,280,347,009)		4,077,599,613

Other Assets, Less Liabilities – (1.01)%	(40,912,395)

NET ASSETS – 100.00%	$4,036,687,218

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.30%
Clear Channel Outdoor Holdings Inc. Class A(a)	63,374	$866,956
Interpublic Group of Companies Inc. (The)(a)	803,776	6,229,264
Lamar Advertising Co. Class A(a)(b)	154,220	4,763,856
Omnicom Group Inc.	591,522	22,809,088

		34,669,164
AEROSPACE & DEFENSE – 2.58%
Alliant Techsystems Inc.(a)(b)	28,639	2,690,348
BE Aerospace Inc.(a)	184,251	2,916,693
Boeing Co. (The)	1,501,289	86,098,924
Goodrich Corp.	249,497	10,379,075
L-3 Communications Holdings Inc.	189,813	18,662,414
Lockheed Martin Corp.	656,955	72,048,255
Northrop Grumman Corp.	174,012	10,534,686
Raytheon Co.	306,612	16,406,808
Rockwell Collins Inc.	320,925	15,433,283
United Technologies Corp.	1,108,250	66,561,495

		301,731,981
AGRICULTURE – 3.30%
Altria Group Inc.	3,129,725	62,093,744
Lorillard Inc.	181,882	12,940,904
Monsanto Co.	1,096,344	108,516,129
Philip Morris International Inc.	4,214,128	202,699,557

		386,250,334
AIRLINES – 0.05%
AMR Corp.(a)	251,496	2,469,691
Copa Holdings SA Class A	43,846	1,424,995
Delta Air Lines Inc.(a)(b)	296,094	2,205,900

		6,100,586
APPAREL – 0.71%
Coach Inc.(a)	681,195	17,057,123
Guess? Inc.	120,889	4,205,728
Hanesbrands Inc.(a)	187,647	4,081,322
Nike Inc. Class B	706,742	47,281,040
Phillips-Van Heusen Corp.	90,220	3,420,240
Polo Ralph Lauren Corp.	111,618	7,438,224

		83,483,677
AUTO MANUFACTURERS – 0.25%
Oshkosh Corp.	104,071	1,369,574
PACCAR Inc.	729,147	27,846,124

		29,215,698
AUTO PARTS & EQUIPMENT – 0.18%
BorgWarner Inc.	201,898	6,616,197

Goodyear Tire & Rubber Co. (The)(a)	310,028	4,746,529
Johnson Controls Inc.	180,764	5,482,572
WABCO Holdings Inc.	131,454	4,671,875

		21,517,173
BANKS – 0.35%
Northern Trust Corp.	396,952	28,659,934
State Street Corp.	225,166	12,807,442

		41,467,376
BEVERAGES – 3.84%
Anheuser-Busch Companies Inc.	786,384	51,020,594
Brown-Forman Corp. Class B	122,549	8,800,244
Coca-Cola Co. (The)	3,271,656	173,005,169
Hansen Natural Corp.(a)(b)	145,079	4,388,640
PepsiCo Inc.	2,978,678	212,290,381

		449,505,028
BIOTECHNOLOGY – 2.08%
Abraxis BioScience Inc.(a)	13,998	965,302
Biogen Idec Inc.(a)	579,452	29,140,641
Celgene Corp.(a)	870,775	55,102,642
Charles River Laboratories International Inc.(a)	62,005	3,443,138
Genentech Inc.(a)	927,988	82,293,976
Genzyme Corp.(a)	534,042	43,198,657
Illumina Inc.(a)(b)	245,204	9,938,118
Invitrogen Corp.(a)	56,334	2,129,425
Millipore Corp.(a)	109,695	7,547,016
Vertex Pharmaceuticals Inc.(a)	280,162	9,312,585

		243,071,500
BUILDING MATERIALS – 0.13%
Eagle Materials Inc.	77,577	1,735,397
Lennox International Inc.	93,479	3,110,046
Martin Marietta Materials Inc.(b)	76,267	8,540,379
USG Corp.(a)	74,267	1,901,235

		15,287,057
CHEMICALS – 1.68%
Air Products and Chemicals Inc.	420,874	28,825,660
Airgas Inc.	165,020	8,193,243
Albemarle Corp.	183,387	5,655,655
Celanese Corp. Class A	262,148	7,316,551
CF Industries Holdings Inc.	112,562	10,294,921
Chemtura Corp.	38,488	175,505
Ecolab Inc.	348,510	16,909,705
FMC Corp.	58,037	2,982,521
Huntsman Corp.	35,103	442,298
International Flavors & Fragrances Inc.	161,331	6,366,121
Intrepid Potash Inc.(a)	39,148	1,179,921
Mosaic Co. (The)	309,952	21,082,935
PPG Industries Inc.	36,148	2,108,151
Praxair Inc.	625,561	44,877,746
Rohm and Haas Co.	223,955	15,676,850
Sherwin-Williams Co. (The)	200,793	11,477,328
Sigma-Aldrich Corp.	136,150	7,136,983
Terra Industries Inc.	181,912	5,348,213
Valhi Inc.	4,552	81,936

		196,132,243
COAL – 0.61%
Alpha Natural Resources Inc.(a)	140,395	7,220,515
Arch Coal Inc.	288,140	9,476,925

CONSOL Energy Inc.	364,711	16,736,588
Foundation Coal Holdings Inc.	90,372	3,215,436
Massey Energy Co.	160,888	5,738,875
Patriot Coal Corp.(a)	154,737	4,495,110
Peabody Energy Corp.	542,009	24,390,405

		71,273,854
COMMERCIAL SERVICES – 2.46%
Accenture Ltd.	1,193,129	45,338,902
Alliance Data Systems Corp.(a)	134,560	8,528,413
Apollo Group Inc. Class A(a)	254,708	15,104,184
Corporate Executive Board Co. (The)	67,812	2,119,125
Corrections Corp. of America(a)	222,032	5,517,495
DeVry Inc.	122,776	6,082,323
Equifax Inc.	138,330	4,765,468
FTI Consulting Inc.(a)(b)	100,525	7,261,926
Genpact Ltd.(a)(b)	115,789	1,203,048
H&R Block Inc.	649,670	14,779,992
Hertz Global Holdings Inc.(a)	35,548	269,098
Hewitt Associates Inc. Class A(a)	193,974	7,068,413
Hillenbrand Inc.	125,144	2,522,903
Iron Mountain Inc.(a)	356,507	8,702,336
ITT Educational Services Inc.(a)	77,685	6,285,493
Lender Processing Services Inc.	44,339	1,353,226
Manpower Inc.	12,057	520,380
McKesson Corp.	398,092	21,421,331
Monster Worldwide Inc.(a)(b)	239,139	3,565,562
Morningstar Inc.(a)	32,359	1,794,954
Pharmaceutical Product Development Inc.	213,047	8,809,493
Quanta Services Inc.(a)(b)	266,046	7,185,902
Robert Half International Inc.	285,800	7,073,550
SAIC Inc.(a)	62,090	1,256,081
Strayer Education Inc.	28,500	5,707,410
Ticketmaster Entertainment Inc.(a)	9,530	102,257
Tree.com Inc.(a)	1,574	7,587
Visa Inc. Class A	894,360	54,904,760
Weight Watchers International Inc.	61,412	2,247,679
Western Union Co.	1,477,762	36,456,389

		287,955,680
COMPUTERS – 7.83%
Affiliated Computer Services Inc. Class A(a)	49,802	2,521,475
Apple Inc.(a)	1,761,356	200,195,723
Brocade Communications Systems Inc.(a)	106,287	618,590
Cognizant Technology Solutions Corp.(a)	577,430	13,182,727
Dell Inc.(a)	3,627,234	59,776,816
Diebold Inc.	110,259	3,650,675
DST Systems Inc.(a)(b)	72,756	4,073,608
EMC Corp.(a)	2,882,662	34,476,638
FactSet Research Systems Inc.	85,604	4,472,809
Hewlett-Packard Co.	4,925,335	227,747,490
IHS Inc. Class A(a)	86,777	4,134,056
International Business Machines Corp.	2,744,018	320,940,345
NCR Corp.(a)	302,317	6,666,090
NetApp Inc.(a)(b)	685,344	12,493,821
SanDisk Corp.(a)	88,715	1,734,378
Seagate Technology	467,494	5,666,027
Teradata Corp.(a)	176,455	3,440,872
Unisys Corp.(a)	393,418	1,081,899
Western Digital Corp.(a)	442,114	9,425,870

		916,299,909

COSMETICS & PERSONAL CARE – 2.40%
Alberto-Culver Co.	22,473	612,165
Avon Products Inc.	852,399	35,434,226
Bare Escentuals Inc.(a)(b)	121,554	1,321,292
Colgate-Palmolive Co.	1,014,529	76,444,760
Estee Lauder Companies Inc. (The) Class A	195,065	9,735,694
Procter & Gamble Co. (The)	2,262,872	157,699,550

		281,247,687
DISTRIBUTION & WHOLESALE – 0.31%
Central European Distribution Corp.(a)	81,437	3,698,054
Fastenal Co.	257,660	12,725,827
LKQ Corp.(a)	271,504	4,607,423
Tech Data Corp.(a)	15,037	448,854
W.W. Grainger Inc.	152,681	13,278,667
WESCO International Inc.(a)	61,902	1,992,006

		36,750,831
DIVERSIFIED FINANCIAL SERVICES – 2.52%
Affiliated Managers Group Inc.(a)	81,483	6,750,867
American Express Co.	1,687,339	59,782,421
BlackRock Inc.	25,460	4,951,970
Charles Schwab Corp. (The)	1,866,663	48,533,238
CME Group Inc.	94,427	35,080,575
E*TRADE Financial Corp.(a)(b)	149,179	417,701
Eaton Vance Corp.	203,979	7,186,180
Federal Home Loan Mortgage Corp.(b)	1,186,526	2,028,959
Federated Investors Inc. Class B	174,897	5,045,778
Franklin Resources Inc.	163,721	14,428,732
GLG Partners Inc.(b)	98,339	532,997
Goldman Sachs Group Inc. (The)	83,431	10,679,168
IntercontinentalExchange Inc.(a)	140,920	11,369,426
Invesco Ltd.	97,896	2,053,858
Investment Technology Group Inc.(a)	80,156	2,439,147
Janus Capital Group Inc.	301,939	7,331,079
Lazard Ltd. Class A	137,222	5,867,613
MF Global Ltd.(a)	89,145	386,889
Morgan Stanley	130,922	3,011,206
NASDAQ OMX Group Inc. (The)(a)	147,635	4,513,202
NYSE Euronext Inc.	318,598	12,482,670
SLM Corp.(a)	825,973	10,192,507
T. Rowe Price Group Inc.	518,685	27,858,571
TD Ameritrade Holding Corp.(a)	485,895	7,871,499
Waddell & Reed Financial Inc. Class A	173,735	4,299,941

		295,096,194
ELECTRIC – 1.60%
AES Corp. (The)(a)	1,343,851	15,709,618
Allegheny Energy Inc.	335,544	12,337,953
Calpine Corp.(a)(b)	706,928	9,190,064
CenterPoint Energy Inc.	416,475	6,068,041
Constellation Energy Group Inc.	326,494	7,933,804
DPL Inc.	17,555	435,364
Entergy Corp.	270,642	24,089,844
Exelon Corp.	655,288	41,034,135
Mirant Corp.(a)	237,650	4,346,618
NRG Energy Inc.(a)	178,402	4,415,450
PPL Corp.	744,549	27,563,204
Public Service Enterprise Group Inc.	1,015,881	33,310,738
Sierra Pacific Resources Corp.	123,749	1,185,515

		187,620,348
ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
AMETEK Inc.	212,624	8,668,681

Emerson Electric Co.	1,559,843	63,625,996
Energizer Holdings Inc.(a)	114,643	9,234,494
General Cable Corp.(a)	105,727	3,767,053
Hubbell Inc. Class B	48,940	1,715,347
Molex Inc.	76,847	1,725,215
SunPower Corp. Class A(a)(b)	80,693	5,723,554
SunPower Corp. Class B(a)	82,834	5,719,688

		100,180,028
ELECTRONICS – 1.13%
Agilent Technologies Inc.(a)	728,557	21,609,001
Amphenol Corp. Class A	350,212	14,057,510
Applied Biosystems Inc.	336,416	11,522,248
Arrow Electronics Inc.(a)	16,695	437,743
Avnet Inc.(a)	132,012	3,251,456
AVX Corp.	7,862	80,114
Dolby Laboratories Inc. Class A(a)	101,100	3,557,709
FLIR Systems Inc.(a)	273,928	10,524,314
Garmin Ltd.(a)(b)	255,588	8,674,657
Gentex Corp.	286,214	4,092,860
Itron Inc.(a)	68,414	6,056,691
Jabil Circuit Inc.	202,087	1,927,910
Mettler-Toledo International Inc.(a)	69,593	6,820,114
National Instruments Corp.	113,498	3,410,615
PerkinElmer Inc.	106,077	2,648,743
Thermo Fisher Scientific Inc.(a)	283,874	15,613,070
Trimble Navigation Ltd.(a)	241,604	6,247,879
Waters Corp.(a)	199,719	11,619,651

		132,152,285
ENERGY - ALTERNATE SOURCES – 0.19%
Covanta Holding Corp.(a)	241,756	5,787,639
First Solar Inc.(a)(b)	89,307	16,870,985

		22,658,624
ENGINEERING & CONSTRUCTION – 0.60%
AECOM Technology Corp.(a)	181,577	4,437,742
Fluor Corp.	354,066	19,721,476
Foster Wheeler Ltd.(a)	288,159	10,405,421
Jacobs Engineering Group Inc.(a)	243,490	13,223,942
KBR Inc.	274,488	4,191,432
McDermott International Inc.(a)	453,134	11,577,574
Shaw Group Inc. (The)(a)	165,324	5,080,407
URS Corp.(a)	30,435	1,116,051

		69,754,045
ENTERTAINMENT – 0.19%
DreamWorks Animation SKG Inc. Class A(a)	160,136	5,036,277
International Game Technology Inc.	618,228	10,621,157
Penn National Gaming Inc.(a)	148,653	3,949,710
Scientific Games Corp. Class A(a)(b)	128,973	2,968,958
Warner Music Group Corp.	27,675	210,330

		22,786,432
ENVIRONMENTAL CONTROL – 0.28%
Nalco Holding Co.	262,429	4,865,434
Republic Services Inc.	285,715	8,565,736
Stericycle Inc.(a)	172,046	10,135,230
Waste Management Inc.	277,938	8,752,268

		32,318,668
FOOD – 1.30%
Campbell Soup Co.	216,882	8,371,645

Dean Foods Co.(a)	211,833	4,948,419
General Mills Inc.	57,092	3,923,362
H.J. Heinz Co.	349,258	17,452,422
Hershey Co. (The)	155,266	6,139,218
Kellogg Co.	285,110	15,994,671
Kroger Co. (The)	582,957	16,019,658
McCormick & Co. Inc. NVS	84,342	3,242,950
Sysco Corp.	1,199,950	36,994,459
Tyson Foods Inc. Class A	62,104	741,522
Whole Foods Market Inc.(b)	281,015	5,628,730
Wm. Wrigley Jr. Co.	407,436	32,350,418

		151,807,474
FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.	111,796	5,574,149
Rayonier Inc.	19,336	915,560

		6,489,709
GAS – 0.01%
Energen Corp.	27,183	1,230,846

		1,230,846
HAND & MACHINE TOOLS – 0.04%
Kennametal Inc.	32,506	881,563
Lincoln Electric Holdings Inc.	58,395	3,755,382

		4,636,945
HEALTH CARE - PRODUCTS – 4.76%
Advanced Medical Optics Inc.(a)(b)	89,289	1,587,558
Baxter International Inc.	1,253,407	82,261,101
Beckman Coulter Inc.	101,801	7,226,853
Becton, Dickinson and Co.	487,580	39,133,171
Boston Scientific Corp.(a)	194,913	2,391,583
C.R. Bard Inc.	198,275	18,810,349
DENTSPLY International Inc.	296,863	11,144,237
Edwards Lifesciences Corp.(a)	109,773	6,340,488
Gen-Probe Inc.(a)	108,211	5,740,594
Henry Schein Inc.(a)(b)	166,875	8,984,550
Hill-Rom Holdings Inc.	16,788	508,844
Hologic Inc.(a)	256,404	4,956,289
IDEXX Laboratories Inc.(a)	120,757	6,617,484
Intuitive Surgical Inc.(a)	77,388	18,648,960
Inverness Medical Innovations Inc.(a)	78,671	2,360,130
Johnson & Johnson	1,480,752	102,586,499
Kinetic Concepts Inc.(a)(b)	113,267	3,238,304
Medtronic Inc.	2,243,623	112,405,512
Patterson Companies Inc.(a)	242,455	7,373,057
ResMed Inc.(a)	154,863	6,659,109
St. Jude Medical Inc.(a)	679,041	29,531,493
Stryker Corp.	614,529	38,285,157
TECHNE Corp.(a)	77,497	5,589,084
Varian Medical Systems Inc.(a)	250,794	14,327,861
Zimmer Holdings Inc.(a)	311,032	20,080,226

		556,788,493
HEALTH CARE - SERVICES – 1.09%
Aetna Inc.	622,165	22,466,378
Community Health Systems Inc.(a)	43,399	1,272,025
Covance Inc.(a)(b)	125,402	11,086,791
Coventry Health Care Inc.(a)	62,025	2,018,914
DaVita Inc.(a)	173,689	9,902,010
Health Management Associates Inc. Class A(a)	322,735	1,342,578
Health Net Inc.(a)	11,588	273,477

Humana Inc.(a)	191,372	7,884,526
Laboratory Corp. of America Holdings(a)(b)	222,258	15,446,931
Lincare Holdings Inc.(a)(b)	133,622	4,020,686
Pediatrix Medical Group Inc.(a)	80,868	4,360,403
Quest Diagnostics Inc.	259,274	13,396,688
Tenet Healthcare Corp.(a)	543,517	3,016,519
UnitedHealth Group Inc.	905,105	22,980,616
WellCare Health Plans Inc.(a)	83,574	3,008,664
WellPoint Inc.(a)	102,289	4,784,057

		127,261,263
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Walter Industries Inc.	111,454	5,288,492

		5,288,492
HOME BUILDERS – 0.02%
NVR Inc.(a)(b)	639	365,508
Pulte Homes Inc.	99,130	1,384,846
Thor Industries Inc.(b)	21,049	522,436

		2,272,790
HOME FURNISHINGS – 0.02%
Harman International Industries Inc.	86,996	2,963,954

		2,963,954
HOUSEHOLD PRODUCTS & WARES – 0.32%
Church & Dwight Co. Inc.	133,163	8,268,091
Clorox Co. (The)	85,390	5,353,099
Kimberly-Clark Corp.	343,857	22,295,688
Scotts Miracle-Gro Co. (The) Class A	68,266	1,613,808

		37,530,686
HOUSEWARES – 0.03%
Toro Co. (The)	74,268	3,067,268

		3,067,268
INSURANCE – 0.65%
Aflac Inc.	949,630	55,790,763
Axis Capital Holdings Ltd.	69,445	2,202,101
Brown & Brown Inc.	55,153	1,192,408
CIGNA Corp.	78,224	2,658,052
Erie Indemnity Co. Class A	5,121	216,465
Philadelphia Consolidated Holding Corp.(a)	40,116	2,349,594
Prudential Financial Inc.	148,814	10,714,608
Transatlantic Holdings Inc.	12,988	705,898
W.R. Berkley Corp.	14,652	345,055

		76,174,944
INTERNET – 3.22%
Akamai Technologies Inc.(a)(b)	335,723	5,855,009
Amazon.com Inc.(a)	629,157	45,777,463
eBay Inc.(a)	2,216,878	49,613,730
Equinix Inc.(a)(b)	65,501	4,549,699
F5 Networks Inc.(a)(b)	163,867	3,831,210
Google Inc. Class A(a)	473,133	189,499,229
HLTH Corp.(a)	105,628	1,207,328
IAC/InterActiveCorp.(a)	23,787	411,515
McAfee Inc.(a)	271,703	9,227,034
Priceline.com Inc.(a)(b)	76,771	5,253,440
Sohu.com Inc.(a)(b)	56,787	3,165,875
VeriSign Inc.(a)(b)	388,812	10,140,217
WebMD Health Corp. Class A(a)(b)	14,853	441,728
Yahoo! Inc.(a)	2,753,145	47,629,409

		376,602,886

IRON & STEEL – 0.41%
AK Steel Holding Corp.	223,678	5,797,734
Allegheny Technologies Inc.	201,739	5,961,387
Carpenter Technology Corp.	6,302	161,646
Cleveland-Cliffs Inc.	213,343	11,294,378
Nucor Corp.	134,338	5,306,351
Schnitzer Steel Industries Inc. Class A	5,568	218,488
Steel Dynamics Inc.	96,626	1,651,338
United States Steel Corp.	222,456	17,264,810

		47,656,132
LEISURE TIME – 0.19%
Carnival Corp.	178,338	6,304,248
Harley-Davidson Inc.	419,474	15,646,380
Interval Leisure Group Inc.(a)	9,530	99,112

		22,049,740
LODGING – 0.44%
Boyd Gaming Corp.	13,916	130,254
Choice Hotels International Inc.	21,031	569,940
Las Vegas Sands Corp.(a)(b)	210,265	7,592,669
Marriott International Inc. Class A	590,050	15,394,405
MGM MIRAGE(a)(b)	232,331	6,621,434
Orient-Express Hotels Ltd. Class A(b)	72,289	1,744,334
Starwood Hotels & Resorts Worldwide Inc.	372,827	10,491,352
Wynn Resorts Ltd.(b)	114,348	9,335,371

		51,879,759
MACHINERY – 1.60%
AGCO Corp.(a)(b)	132,506	5,646,081
Bucyrus International Inc.	149,385	6,674,522
Caterpillar Inc.	1,228,942	73,244,943
Cummins Inc.	405,466	17,726,974
Deere & Co.	860,952	42,617,124
Flowserve Corp.	52,341	4,646,311
Graco Inc.	120,297	4,283,776
IDEX Corp.	146,667	4,549,610
Joy Global Inc.	216,142	9,756,650
Manitowoc Co. Inc. (The)	258,989	4,027,279
Rockwell Automation Inc.	292,748	10,931,210
Zebra Technologies Corp. Class A(a)	121,700	3,389,345

		187,493,825
MANUFACTURING – 2.83%
AptarGroup Inc.	25,339	991,008
Brink’s Co. (The)	81,329	4,962,696
Carlisle Companies Inc.	13,346	399,980
Cooper Industries Ltd.	264,010	10,547,200
Danaher Corp.	357,927	24,840,134
Donaldson Co. Inc.	155,088	6,499,738
Dover Corp.	330,860	13,416,373
Eaton Corp.	148,541	8,345,033
Harsco Corp.	168,899	6,281,354
Honeywell International Inc.	1,481,445	61,554,040
Illinois Tool Works Inc.	47,939	2,130,889
Ingersoll-Rand Co. Ltd. Class A	109,682	3,418,788
ITT Industries Inc.	274,970	15,291,082
Pall Corp.	244,367	8,403,781
Parker Hannifin Corp.	335,430	17,777,790
Roper Industries Inc.	178,436	10,163,715
SPX Corp.	106,655	8,212,435

Textron Inc.	498,405	14,593,298
3M Co.	1,407,046	96,115,312
Tyco International Ltd.	500,360	17,522,607

		331,467,253
MEDIA – 1.76%
Central European Media Enterprises Ltd.(a)(b)	72,184	4,720,834
Comcast Corp. Class A	1,635,190	32,098,780
CTC Media Inc.(a)	105,525	1,582,875
DIRECTV Group Inc. (The)(a)	1,189,829	31,137,825
Dish Network Corp. Class A(a)	406,820	8,543,220
John Wiley & Sons Inc. Class A	80,740	3,265,933
Liberty Global Inc. Class A(a)(b)	312,398	9,465,659
Liberty Media Corp. – Liberty Entertainment Group Series A(a)	1,031,443	25,755,132
McGraw-Hill Companies Inc. (The)	319,251	10,091,524
News Corp. Class A	1,849,539	22,175,973
Sirius XM Radio Inc.(a)	5,935,738	3,383,371
Time Warner Cable Inc. Class A(a)	155,041	3,751,992
Time Warner Inc.	792,250	10,386,398
Viacom Inc. Class B(a)	1,048,693	26,049,534
Walt Disney Co. (The)	441,383	13,546,044

		205,955,094
METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	278,046	21,904,464
Timken Co. (The)	8,458	239,784
Valmont Industries Inc.	37,938	3,137,093

		25,281,341
MINING – 0.62%
Alcoa Inc.	1,265,225	28,568,781
Century Aluminum Co.(a)	34,468	954,419
Newmont Mining Corp.	872,179	33,805,658
Southern Copper Corp.	439,233	8,380,566
Titanium Metals Corp.	31,543	357,698

		72,067,122
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.(a)	55,271	699,731

		699,731
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	374,558	12,457,799

		12,457,799
OIL & GAS – 5.49%
Atwood Oceanics Inc.(a)	112,141	4,081,932
Cabot Oil & Gas Corp.	93,759	3,388,450
Chesapeake Energy Corp.	461,783	16,559,538
CNX Gas Corp.(a)	55,085	1,233,353
Continental Resources Inc.(a)(b)	59,624	2,339,050
Denbury Resources Inc.(a)	491,227	9,352,962
Diamond Offshore Drilling Inc.	137,450	14,165,597
Encore Acquisition Co.(a)	26,945	1,125,762
ENSCO International Inc.	269,341	15,522,122
EOG Resources Inc.	373,050	33,373,053
Exxon Mobil Corp.	1,952,882	151,660,816
Frontier Oil Corp.	208,338	3,837,586
Hess Corp.	561,999	46,128,878
Holly Corp.	85,586	2,475,147
Mariner Energy Inc.(a)(b)	128,422	2,632,651
Murphy Oil Corp.	379,259	24,325,672

Nabors Industries Ltd.(a)	79,531	1,981,913
Noble Corp.	536,540	23,554,106
Noble Energy Inc.	22,117	1,229,484
Occidental Petroleum Corp.	1,639,690	115,516,161
Patterson-UTI Energy Inc.	191,410	3,832,028
Petrohawk Energy Corp.(a)	473,255	10,236,506
Plains Exploration & Production Co.(a)	195,760	6,882,922
Pride International Inc.(a)	239,979	7,105,778
Quicksilver Resources Inc.(a)(b)	206,187	4,047,451
Range Resources Corp.	308,466	13,223,937
Rowan Companies Inc.	78,975	2,412,686
SandRidge Energy Inc.(a)	208,153	4,079,799
Southwestern Energy Co.(a)	682,676	20,848,925
St. Mary Land & Exploration Co.	50,890	1,814,229
Sunoco Inc.	139,139	4,950,566
Tesoro Corp.	80,354	1,325,037
Transocean Inc.(a)	637,052	69,973,792
Unit Corp.(a)	72,123	3,593,168
W&T Offshore Inc.	60,427	1,649,053
Whiting Petroleum Corp.(a)	84,211	6,000,876
XTO Energy Inc.	120,553	5,608,126

		642,069,112
OIL & GAS SERVICES – 3.70%
Baker Hughes Inc.	615,377	37,254,924
Cameron International Corp.(a)	433,357	16,701,579
Dresser-Rand Group Inc.(a)	172,343	5,423,634
FMC Technologies Inc.(a)	256,011	11,917,312
Global Industries Ltd.(a)	147,395	1,022,921
Halliburton Co.	1,742,835	56,450,426
Helix Energy Solutions Group Inc.(a)	15,783	383,211
Key Energy Services Inc.(a)	41,959	486,724
National Oilwell Varco Inc.(a)	829,453	41,663,424
Oceaneering International Inc.(a)	109,841	5,856,722
Oil States International Inc.(a)	65,860	2,328,151
Schlumberger Ltd.	2,383,617	186,136,652
SEACOR Holdings Inc.(a)	4,527	357,407
Smith International Inc.	431,023	25,275,189
Superior Energy Services Inc.(a)	160,893	5,010,208
Tetra Technologies Inc.(a)	149,502	2,070,603
Tidewater Inc.	5,442	301,269
Weatherford International Ltd.(a)	1,357,664	34,131,673

		432,772,029
PACKAGING & CONTAINERS – 0.14%
Ball Corp.	29,390	1,160,611
Crown Holdings Inc.(a)	321,618	7,143,136
Greif Inc. Class A	66,808	4,383,941
Owens-Illinois Inc.(a)	95,589	2,810,317
Packaging Corp. of America	48,479	1,123,743

		16,621,748
PHARMACEUTICALS – 5.52%
Abbott Laboratories	3,083,284	177,535,491
Allergan Inc.	609,144	31,370,916
AmerisourceBergen Corp.	39,362	1,481,979
Amylin Pharmaceuticals Inc.(a)(b)	274,641	5,553,241
Barr Pharmaceuticals Inc.(a)	64,094	4,185,338
BioMarin Pharmaceutical Inc.(a)(b)	197,538	5,232,782
Bristol-Myers Squibb Co.	3,610,840	75,286,014
Cardinal Health Inc.	532,990	26,265,747
Cephalon Inc.(a)	135,028	10,463,320
Eli Lilly and Co.	189,132	8,327,482

Endo Pharmaceuticals Holdings Inc.(a)	218,569	4,371,380
Express Scripts Inc.(a)	420,297	31,026,325
Forest Laboratories Inc.(a)	53,141	1,502,827
Gilead Sciences Inc.(a)	1,842,943	84,001,342
Herbalife Ltd.	130,512	5,157,834
Hospira Inc.(a)	45,886	1,752,845
ImClone Systems Inc.(a)	71,348	4,454,969
Medco Health Solutions Inc.(a)	1,012,201	45,549,045
Merck & Co. Inc.	1,226,449	38,706,730
Mylan Inc.(a)(b)	112,264	1,282,055
NBTY Inc.(a)	52,463	1,548,708
Omnicare Inc.	15,576	448,122
Perrigo Co.	156,115	6,004,183
Schering-Plough Corp.	3,239,281	59,829,520
Sepracor Inc.(a)	215,982	3,954,630
VCA Antech Inc.(a)	169,071	4,982,522
Warner Chilcott Ltd. Class A(a)	183,974	2,781,687
Watson Pharmaceuticals Inc.(a)	103,385	2,946,473

		646,003,507
PIPELINES – 0.40%
El Paso Corp.	301,225	3,843,631
Equitable Resources Inc.	261,349	9,586,281
Questar Corp.	130,918	5,357,165
Williams Companies Inc. (The)	1,167,509	27,611,588

		46,398,665
REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	119,734	1,600,844
Forest City Enterprises Inc. Class A	148,774	4,562,899
St. Joe Co. (The)(a)(b)	155,670	6,085,140

		12,248,883
REAL ESTATE INVESTMENT TRUSTS – 0.71%
Apartment Investment and Management Co. Class A	55,514	1,944,100
Camden Property Trust(b)	67,437	3,092,661
Digital Realty Trust Inc.	97,772	4,619,727
Essex Property Trust Inc.	11,083	1,311,451
Federal Realty Investment Trust	34,630	2,964,328
General Growth Properties Inc.	239,615	3,618,187
HCP Inc.	59,292	2,379,388
Health Care REIT Inc.	21,366	1,137,312
Kilroy Realty Corp.	5,824	278,329
Macerich Co. (The)(b)	149,069	9,488,242
Nationwide Health Properties Inc.	17,789	640,048
Simon Property Group Inc.	449,006	43,553,582
Taubman Centers Inc.(b)	105,859	5,292,950
Ventas Inc.	45,704	2,258,692

		82,578,997
RETAIL – 7.80%
Abercrombie & Fitch Co. Class A	172,405	6,801,377
Advance Auto Parts Inc.	189,668	7,522,233
American Eagle Outfitters Inc.	242,476	3,697,759
AnnTaylor Stores Corp.(a)(b)	43,660	901,142
AutoZone Inc.(a)	81,986	10,112,153
Bed Bath & Beyond Inc.(a)(b)	425,190	13,355,218
Best Buy Co. Inc.	666,859	25,007,213
Big Lots Inc.(a)(b)	163,115	4,539,490
Brinker International Inc.	201,150	3,598,574
Burger King Holdings Inc.	160,749	3,947,995
CarMax Inc.(a)(b)	438,269	6,135,766

Chipotle Mexican Grill Inc. Class A(a)(b)	66,121	3,669,054
Copart Inc.(a)(b)	134,191	5,099,258
Costco Wholesale Corp.	865,565	56,201,135
CVS Caremark Corp.	1,542,039	51,905,033
Darden Restaurants Inc.	279,195	7,993,353
Dick’s Sporting Goods Inc.(a)(b)	169,265	3,314,209
Dollar Tree Inc.(a)	180,112	6,548,872
Family Dollar Stores Inc.	21,807	516,826
GameStop Corp. Class A(a)	325,712	11,142,608
Gap Inc. (The)	479,301	8,521,972
HSN Inc.(a)	9,530	104,925
Kohl’s Corp.(a)(b)	470,544	21,682,668
Limited Brands Inc.	373,366	6,466,699
Lowe’s Companies Inc.	146,497	3,470,514
McDonald’s Corp.	2,053,994	126,731,430
MSC Industrial Direct Co. Inc. Class A	88,271	4,066,645
Nordstrom Inc.(b)	363,089	10,464,225
O’Reilly Automotive Inc.(a)	97,786	2,617,731
Panera Bread Co. Class A(a)(b)	52,956	2,695,460
PetSmart Inc.	255,142	6,304,559
Ross Stores Inc.	266,714	9,817,742
Staples Inc.	1,191,899	26,817,728
Starbucks Corp.(a)	1,452,709	21,601,783
Target Corp.	1,458,905	71,559,290
Tiffany & Co.(b)	251,232	8,923,761
Tim Hortons Inc.	368,184	10,909,292
TJX Companies Inc. (The)	847,950	25,879,434
Urban Outfitters Inc.(a)(b)	226,001	7,202,652
Walgreen Co.	1,828,370	56,606,335
Wal-Mart Stores Inc.	3,617,385	216,645,188
Williams-Sonoma Inc.	28,657	463,670
Yum! Brands Inc.	946,083	30,851,767

		912,414,738
SAVINGS & LOANS – 0.06%
Capitol Federal Financial	15,765	698,862
Hudson City Bancorp Inc.	361,013	6,660,690

		7,359,552
SEMICONDUCTORS – 3.92%
Advanced Micro Devices Inc.(a)	151,949	797,732
Altera Corp.	599,235	12,392,180
Analog Devices Inc.	579,855	15,279,179
Applied Materials Inc.	2,704,231	40,915,015
Atmel Corp.(a)	569,691	1,931,252
Broadcom Corp. Class A(a)	1,025,794	19,110,542
Cree Inc.(a)(b)	74,204	1,690,367
Cypress Semiconductor Corp.(a)(b)	301,642	1,574,571
Integrated Device Technology Inc.(a)	154,495	1,201,971
Intel Corp.	9,887,379	185,190,609
International Rectifier Corp.(a)	31,452	598,217
Intersil Corp. Class A	84,565	1,402,088
KLA-Tencor Corp.	317,749	10,056,756
Lam Research Corp.(a)(b)	227,640	7,168,384
Linear Technology Corp.	443,032	13,583,361
LSI Corp.(a)	968,383	5,190,533
Marvell Technology Group Ltd.(a)	968,600	9,007,980
MEMC Electronic Materials Inc.(a)	455,730	12,878,930
Microchip Technology Inc.	369,049	10,861,112
Micron Technology Inc.(a)	190,593	771,902
National Semiconductor Corp.	458,697	7,894,175
Novellus Systems Inc.(a)(b)	60,217	1,182,662
NVIDIA Corp.(a)	1,106,098	11,846,310

ON Semiconductor Corp.(a)(b)	795,029	5,374,396
Rambus Inc.(a)	209,290	2,689,377
Silicon Laboratories Inc.(a)	97,393	2,989,965
Teradyne Inc.(a)	215,590	1,683,758
Texas Instruments Inc.	2,642,569	56,815,234
Varian Semiconductor Equipment Associates Inc.(a)	148,268	3,724,492
Xilinx Inc.	557,680	13,077,596

		458,880,646
SOFTWARE – 7.84%
Activision Blizzard Inc.(a)	1,186,562	18,308,652
Adobe Systems Inc.(a)	1,062,456	41,935,138
ANSYS Inc.(a)	169,290	6,411,012
Autodesk Inc.(a)	446,708	14,987,053
Automatic Data Processing Inc.	1,035,693	44,275,876
BMC Software Inc.(a)	381,364	10,918,451
Broadridge Financial Solutions Inc.	280,736	4,320,527
CA Inc.	361,089	7,207,336
Cerner Corp.(a)(b)	135,481	6,047,872
Citrix Systems Inc.(a)(b)	365,905	9,242,760
Compuware Corp.(a)	307,806	2,982,640
Dun & Bradstreet Corp. (The)	79,160	7,469,538
Electronic Arts Inc.(a)(b)	635,731	23,515,690
Fidelity National Information Services Inc.	88,679	1,637,014
Fiserv Inc.(a)	327,749	15,509,083
Global Payments Inc.	158,358	7,103,940
IMS Health Inc.	79,209	1,497,842
Intuit Inc.(a)	641,053	20,263,685
MasterCard Inc. Class A	145,083	25,727,568
Metavante Technologies Inc.(a)	179,957	3,465,972
Microsoft Corp.	16,039,004	428,081,017
MSCI Inc. Class A(a)	88,193	2,116,632
Novell Inc.(a)	317,545	1,632,181
Nuance Communications Inc.(a)(b)	345,465	4,211,218
Oracle Corp.(a)	7,780,750	158,027,033
Paychex Inc.	646,969	21,369,386
Red Hat Inc.(a)(b)	379,332	5,716,533
Salesforce.com Inc.(a)(b)	209,936	10,160,902
SEI Investments Co.	269,845	5,990,559
Total System Services Inc.	327,594	5,372,542
VMware Inc. Class A(a)(b)	83,115	2,214,184

		917,719,836
TELECOMMUNICATIONS – 5.07%
Amdocs Ltd.(a)	166,561	4,560,440
American Tower Corp. Class A(a)	791,842	28,482,557
Ciena Corp.(a)(b)	174,487	1,758,829
Cisco Systems Inc.(a)	11,801,664	266,245,540
Clearwire Corp. Class A(a)(b)	120,224	1,428,261
CommScope Inc.(a)(b)	140,035	4,850,812
Corning Inc.	3,145,930	49,202,345
Crown Castle International Corp.(a)	117,162	3,394,183
EchoStar Corp.(a)	6,031	145,347
Embarq Corp.	147,623	5,986,113
Frontier Communications Corp.	144,284	1,659,266
Harris Corp.	268,886	12,422,533
JDS Uniphase Corp.(a)(b)	241,342	2,041,753
Juniper Networks Inc.(a)	1,047,745	22,075,987
Leap Wireless International Inc.(a)	9,289	353,911
Level 3 Communications Inc.(a)(b)	3,091,945	8,348,252
MetroPCS Communications Inc.(a)(b)	485,105	6,786,619
NeuStar Inc. Class A(a)(b)	155,440	3,091,702

NII Holdings Inc. Class B(a)	334,834	12,696,905
QUALCOMM Inc.	3,233,905	138,960,898
Qwest Communications International Inc.	1,498,139	4,838,989
SBA Communications Corp.(a)(b)	216,207	5,593,275
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	88,107	3,149,825
United States Cellular Corp.(a)	13,920	653,126
Windstream Corp.	446,435	4,883,999

		593,611,467
TOYS, GAMES & HOBBIES – 0.03%
Hasbro Inc.	103,478	3,592,756

		3,592,756
TRANSPORTATION – 2.85%
Burlington Northern Santa Fe Corp.	562,322	51,975,422
C.H. Robinson Worldwide Inc.	340,887	17,371,602
Con-way Inc.	14,980	660,768
CSX Corp.	808,503	44,120,009
Expeditors International Washington Inc.	426,032	14,842,955
Frontline Ltd.	97,621	4,692,641
J.B. Hunt Transport Services Inc.	163,503	5,456,095
Kansas City Southern Industries Inc.(a)	148,874	6,604,051
Kirby Corp.(a)	108,081	4,100,593
Landstar System Inc.	105,713	4,657,715
Norfolk Southern Corp.	216,861	14,358,367
Ryder System Inc.	37,924	2,351,288
Union Pacific Corp.	1,032,367	73,463,236
United Parcel Service Inc. Class B	1,366,467	85,937,110
UTi Worldwide Inc.	180,299	3,068,689

		333,660,541
TRUCKING & LEASING – 0.00%
GATX Corp.	10,385	410,934

		410,934

TOTAL COMMON STOCKS
(Cost: $13,420,710,276)		11,679,993,359

Security	Shares	Value
RIGHTS – 0.00%

HOLDING COMPANIES - DIVERSIFIED – 0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	2,354	1,530

		1,530

TOTAL RIGHTS
(Cost: $2,189)		1,530

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.86%

MONEY MARKET FUNDS – 2.86%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares

0.47%(d)(e)	9,825,455	9,825,455
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	324,877,984	324,877,984

		334,703,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,703,439)		334,703,439

TOTAL INVESTMENTS IN SECURITIES – 102.66%
(Cost: $13,755,415,904)		12,014,698,328
Other Assets, Less Liabilities – (2.66)%		(311,755,461)

NET ASSETS – 100.00%		$11,702,942,867

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.69%

ADVERTISING – 0.03%
Clear Channel Outdoor Holdings Inc. Class A(a)	12,319	$168,524
Interpublic Group of Companies Inc. (The)(a)	93,849	727,330
Omnicom Group Inc.	33,106	1,276,567

		2,172,421
AEROSPACE & DEFENSE – 1.62%
Alliant Techsystems Inc.(a)(b)	25,666	2,411,064
BE Aerospace Inc.(a)	9,052	143,293
DRS Technologies Inc.	57,184	4,388,872
General Dynamics Corp.	550,692	40,541,945
L-3 Communications Holdings Inc.	38,044	3,740,486
Northrop Grumman Corp.	352,190	21,321,583
Raytheon Co.	372,398	19,927,017
Spirit AeroSystems Holdings Inc. Class A(a)	144,469	2,321,617
United Technologies Corp.	578,323	34,734,079

		129,529,956
AGRICULTURE – 0.97%
Altria Group Inc.	729,273	14,468,776
Archer-Daniels-Midland Co.	889,936	19,498,498
Bunge Ltd.(b)	167,718	10,596,423
Lorillard Inc.	114,564	8,151,229
Reynolds American Inc.	236,643	11,505,583
UST Inc.	204,348	13,597,316

		77,817,825
AIRLINES – 0.30%
AMR Corp.(a)	171,158	1,680,772
Continental Airlines Inc. Class B(a)(b)	151,991	2,535,210
Copa Holdings SA Class A	10,934	355,355
Delta Air Lines Inc.(a)(b)	200,573	1,494,269
Northwest Airlines Corp.(a)	336,603	3,039,525
Southwest Airlines Co.	1,011,106	14,671,148

		23,776,279
APPAREL – 0.18%
Jones Apparel Group Inc.	119,514	2,212,204
Liz Claiborne Inc.	130,735	2,147,976
Phillips-Van Heusen Corp.	8,865	336,072
VF Corp.	120,684	9,330,080

		14,026,332
AUTO MANUFACTURERS – 0.28%
Ford Motor Co.(a)(b)	2,996,589	15,582,263
General Motors Corp.(b)	673,901	6,368,364
Oshkosh Corp.	31,083	409,052

		22,359,679

AUTO PARTS & EQUIPMENT – 0.36%
Autoliv Inc.	100,232	3,382,830
BorgWarner Inc.	20,324	666,017
Federal Mogul Corp. Class A(a)	31,412	394,221
Goodyear Tire & Rubber Co. (The)(a)	118,437	1,813,270
Johnson Controls Inc.	695,486	21,094,090
TRW Automotive Holdings Corp.(a)	70,231	1,117,375

		28,467,803
BANKS – 9.68%
Associated Banc-Corp.	175,721	3,505,634
BancorpSouth Inc.	113,733	3,199,309
Bank of America Corp.	6,299,762	220,491,670
Bank of Hawaii Corp.	66,067	3,531,281
Bank of New York Mellon Corp. (The)	1,580,639	51,497,219
BB&T Corp.(b)	755,736	28,566,821
BOK Financial Corp.	30,663	1,484,396
City National Corp.	55,264	3,000,835
Comerica Inc.	208,055	6,822,123
Commerce Bancshares Inc.	81,509	3,782,018
Cullen/Frost Bankers Inc.	81,045	4,862,700
Discover Financial Services LLC	662,595	9,157,063
Fifth Third Bancorp	694,595	8,265,680
First Citizens BancShares Inc. Class A	8,284	1,482,836
First Horizon National Corp.(b)	278,369	2,605,534
Fulton Financial Corp.	240,086	2,619,338
Huntington Bancshares Inc.	505,284	4,037,219
KeyCorp	681,232	8,133,910
M&T Bank Corp.(b)	90,873	8,110,415
Marshall & Ilsley Corp.	358,346	7,220,672
National City Corp.(b)	1,045,673	1,829,928
Northern Trust Corp.	29,497	2,129,683
PNC Financial Services Group Inc. (The)	477,937	35,701,894
Popular Inc.(b)	387,748	3,214,431
Regions Financial Corp.	960,360	9,219,456
State Street Corp.	434,004	24,686,148
SunTrust Banks Inc.	488,297	21,968,482
Synovus Financial Corp.(b)	387,593	4,011,588
TCF Financial Corp.	174,556	3,142,008
U.S. Bancorp	2,405,199	86,635,268
Valley National Bancorp	184,627	3,869,782
Wachovia Corp.	2,984,419	10,445,466
Webster Financial Corp.	72,431	1,828,883
Wells Fargo & Co.	4,563,636	171,273,259
Whitney Holding Corp.	88,432	2,144,476
Wilmington Trust Corp.(b)	92,828	2,676,231
Zions Bancorporation(b)	148,348	5,741,068

		772,894,724
BEVERAGES – 1.59%
Anheuser-Busch Companies Inc.	441,490	28,643,871
Brown-Forman Corp. Class B	29,977	2,152,648
Coca-Cola Co. (The)	946,912	50,072,707
Coca-Cola Enterprises Inc.	440,990	7,395,402
Constellation Brands Inc. Class A(a)	255,403	5,480,948
Dr. Pepper Snapple Group Inc.(a)	350,448	9,279,863
Molson Coors Brewing Co. Class B	159,807	7,470,977
Pepsi Bottling Group Inc.	189,461	5,526,577
PepsiAmericas Inc.	80,116	1,660,004
PepsiCo Inc.	131,565	9,376,638

		127,059,635

BIOTECHNOLOGY – 1.19%
Amgen Inc.(a)	1,504,403	89,165,966
Charles River Laboratories International Inc.(a)	51,401	2,854,298
Invitrogen Corp.(a)(b)	84,714	3,202,189

		95,222,453
BUILDING MATERIALS – 0.18%
Armstrong World Industries Inc.	27,487	794,374
Eagle Materials Inc.	6,592	147,463
Martin Marietta Materials Inc.	4,268	477,931
Masco Corp.	501,183	8,991,223
Owens Corning(a)	105,197	2,515,260
USG Corp.(a)	41,725	1,068,160

		13,994,411
CHEMICALS – 1.78%
Ashland Inc.	85,749	2,507,301
Cabot Corp.	88,996	2,828,293
Celanese Corp. Class A	27,112	756,696
Chemtura Corp.	307,115	1,400,444
Cytec Industries Inc.	66,561	2,589,889
Dow Chemical Co. (The)	1,285,762	40,861,516
E.I. du Pont de Nemours and Co.	1,244,663	50,159,919
Eastman Chemical Co.	105,508	5,809,270
FMC Corp.	63,249	3,250,366
Huntsman Corp.	199,715	2,516,409
Intrepid Potash Inc.(a)	20,627	621,698
Lubrizol Corp.	94,066	4,058,007
PPG Industries Inc.	201,873	11,773,233
Rohm and Haas Co.	28,283	1,979,810
RPM International Inc.	179,743	3,476,230
Sigma-Aldrich Corp.	84,190	4,413,240
Valhi Inc.	5,024	90,432
Valspar Corp. (The)	137,882	3,073,390

		142,166,143
COMMERCIAL SERVICES – 0.66%
Avis Budget Group Inc.(a)	139,522	800,856
Career Education Corp.(a)	123,510	2,019,388
Convergys Corp.(a)	170,463	2,519,443
Corrections Corp. of America(a)	19,687	489,222
Equifax Inc.	83,400	2,873,130
Genpact Ltd.(a)(b)	4,035	41,924
Hertz Global Holdings Inc.(a)	420,858	3,185,895
Lender Processing Services Inc.	103,386	3,155,341
Manpower Inc.	101,273	4,370,943
McKesson Corp.	107,869	5,804,431
Moody’s Corp.(b)	272,793	9,274,962
Quanta Services Inc.(a)	52,584	1,420,294
R.R. Donnelley & Sons Co.	294,027	7,212,482
SAIC Inc.(a)	211,709	4,282,873
Service Corp. International	360,306	3,012,158
Ticketmaster Entertainment Inc.(a)	44,327	475,629
Tree.com Inc.(a)	7,387	35,605
United Rentals Inc.(a)(b)	83,756	1,276,441
Weight Watchers International Inc.	7,405	271,023

		52,522,040
COMPUTERS – 0.73%
Affiliated Computer Services Inc. Class A(a)	89,555	4,534,170
Brocade Communications Systems Inc.(a)	445,870	2,594,963
Cadence Design Systems Inc.(a)	355,731	2,404,742
Computer Sciences Corp.(a)	208,953	8,397,821
Diebold Inc.	14,895	493,173

DST Systems Inc.(a)(b)	11,581	648,420
EMC Corp.(a)	862,087	10,310,561
Lexmark International Inc. Class A(a)(b)	122,525	3,990,639
NCR Corp.(a)	22,857	503,997
SanDisk Corp.(a)	249,072	4,869,358
Seagate Technology	346,835	4,203,640
Sun Microsystems Inc.(a)	1,079,485	8,204,086
Synopsys Inc.(a)	195,561	3,901,442
Teradata Corp.(a)	126,521	2,467,159
Unisys Corp.(a)	220,668	606,837

		58,131,008
COSMETICS & PERSONAL CARE – 2.35%
Alberto-Culver Co.	104,722	2,852,627
Procter & Gamble Co. (The)	2,653,544	184,925,481

		187,778,108
DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	226,792	9,119,306
Ingram Micro Inc. Class A(a)	232,016	3,728,497
Tech Data Corp.(a)	62,583	1,868,103
WESCO International Inc.(a)	15,487	498,372

		15,214,278
DIVERSIFIED FINANCIAL SERVICES – 7.97%
American Express Co.	224,248	7,945,107
AmeriCredit Corp.(a)(b)	159,033	1,611,004
Ameriprise Financial Inc.	307,071	11,730,112
BlackRock Inc.	6,579	1,279,615
Capital One Financial Corp.	518,521	26,444,571
CIT Group Inc.	389,965	2,714,156
Citigroup Inc.	7,522,860	154,293,859
CME Group Inc.	27,345	10,158,941
E*TRADE Financial Corp.(a)(b)	477,490	1,336,972
Federal Home Loan Mortgage Corp.(b)	74,123	126,750
Federal National Mortgage Association	1,478,980	2,262,839
Franklin Resources Inc.	99,858	8,800,486
Goldman Sachs Group Inc. (The)	487,000	62,336,000
Invesco Ltd.	468,411	9,827,263
Investment Technology Group Inc.(a)	5,120	155,802
Janus Capital Group Inc.	15,678	380,662
Jefferies Group Inc.	173,715	3,891,216
JPMorgan Chase & Co.	4,770,716	222,792,437
Legg Mason Inc.	192,741	7,335,722
Merrill Lynch & Co. Inc.	2,112,865	53,455,484
MF Global Ltd.(a)	69,248	300,536
Morgan Stanley	1,439,756	33,114,388
NASDAQ OMX Group Inc. (The)(a)	84,877	2,594,690
NYSE Euronext Inc.	146,169	5,726,901
Raymond James Financial Inc.	131,891	4,349,765
SLM Corp.(a)	73,375	905,447
Student Loan Corp. (The)	5,324	495,132

		636,365,857
ELECTRIC – 5.21%
Alliant Energy Corp.	152,445	4,910,253
Ameren Corp.	289,559	11,301,488
American Electric Power Co. Inc.	555,022	20,552,465
CenterPoint Energy Inc.	166,310	2,423,137
CMS Energy Corp.(b)	310,967	3,877,758
Consolidated Edison Inc.	376,824	16,188,359
Constellation Energy Group Inc.	20,864	506,995
Dominion Resources Inc.	798,764	34,171,124

DPL Inc.	144,710	3,588,808
DTE Energy Co.	225,533	9,048,384
Duke Energy Corp.	1,747,662	30,461,749
Dynegy Inc. Class A(a)	683,345	2,446,375
Edison International	450,302	17,967,050
Entergy Corp.	77,353	6,885,191
Exelon Corp.	453,302	28,385,771
FirstEnergy Corp.	421,288	28,222,083
FPL Group Inc.	564,015	28,369,954
Great Plains Energy Inc.	163,253	3,627,482
Hawaiian Electric Industries Inc.	115,950	3,375,304
Integrys Energy Group Inc.	105,484	5,267,871
MDU Resources Group Inc.	253,018	7,337,522
Mirant Corp.(a)	93,332	1,707,042
Northeast Utilities	214,410	5,499,616
NRG Energy Inc.(a)	203,628	5,039,793
NSTAR	147,481	4,940,613
OGE Energy Corp.	126,944	3,920,031
Pepco Holdings Inc.	278,803	6,387,377
PG&E Corp.	493,703	18,489,177
Pinnacle West Capital Corp.	138,818	4,776,727
Progress Energy Inc.	361,194	15,578,297
Puget Energy Inc.	178,999	4,779,273
Reliant Energy Inc.(a)	479,122	3,521,547
SCANA Corp.	161,127	6,272,674
Sierra Pacific Resources Corp.	237,577	2,275,988
Southern Co. (The)	1,060,243	39,960,559
TECO Energy Inc.	290,987	4,577,226
Wisconsin Energy Corp.	161,812	7,265,359
Xcel Energy Inc.	595,568	11,905,404

		415,811,826
ELECTRICAL COMPONENTS & EQUIPMENT – 0.06%
Hubbell Inc. Class B	43,522	1,525,446
Molex Inc.	134,084	3,010,186

		4,535,632
ELECTRONICS – 0.69%
Arrow Electronics Inc.(a)	157,496	4,129,545
Avnet Inc.(a)	116,680	2,873,828
AVX Corp.	61,603	627,735
Jabil Circuit Inc.	149,534	1,426,554
PerkinElmer Inc.	90,319	2,255,265
Thermo Fisher Scientific Inc.(a)	381,481	20,981,455
Thomas & Betts Corp.(a)	80,206	3,133,648
Tyco Electronics Ltd.	660,681	18,274,436
Vishay Intertechnology Inc.(a)	257,146	1,702,307

		55,404,773
ENGINEERING & CONSTRUCTION – 0.06%
AECOM Technology Corp.(a)	14,688	358,975
KBR Inc.	44,323	676,812
URS Corp.(a)	95,478	3,501,178

		4,536,965
ENTERTAINMENT – 0.05%
Ascent Media Corp. Class A(a)	19,166	467,842
International Speedway Corp. Class A	44,758	1,741,534
Regal Entertainment Group Class A	110,115	1,737,615
Warner Music Group Corp.	57,701	438,528

		4,385,519

ENVIRONMENTAL CONTROL – 0.27%
Allied Waste Industries Inc.(a)	527,141	5,856,537
Nalco Holding Co.	14,275	264,658
Republic Services Inc.	15,757	472,395
Waste Management Inc.	485,286	15,281,656

		21,875,246
FOOD – 2.64%
Campbell Soup Co.	150,917	5,825,396
ConAgra Foods Inc.	624,870	12,159,970
Corn Products International Inc.	102,289	3,301,889
Dean Foods Co.(a)	41,664	973,271
Del Monte Foods Co.	272,223	2,123,339
General Mills Inc.	423,666	29,114,328
H.J. Heinz Co.	193,876	9,687,984
Hershey Co. (The)	105,184	4,158,975
Hormel Foods Corp.	98,029	3,556,492
J.M. Smucker Co. (The)	76,751	3,890,508
Kellogg Co.	148,278	8,318,396
Kraft Foods Inc.	2,031,215	66,522,291
Kroger Co. (The)	509,345	13,996,801
McCormick & Co. Inc. NVS	97,236	3,738,724
Safeway Inc.	604,853	14,347,113
Sara Lee Corp.	976,295	12,330,606
Smithfield Foods Inc.(a)(b)	160,906	2,555,187
SUPERVALU Inc.	293,804	6,375,547
Tyson Foods Inc. Class A	341,297	4,075,086
Wm. Wrigley Jr. Co.	47,005	3,732,197

		210,784,100
FOREST PRODUCTS & PAPER – 0.73%
Domtar Corp.(a)	677,397	3,116,026
International Paper Co.	591,051	15,473,715
MeadWestvaco Corp.	239,606	5,585,216
Plum Creek Timber Co. Inc.	159,718	7,963,539
Rayonier Inc.(b)	94,923	4,494,604
Smurfit-Stone Container Corp.(a)(b)	352,992	1,659,062
Temple-Inland Inc.	146,627	2,237,528
Weyerhaeuser Co.	291,983	17,688,330

		58,218,020
GAS – 0.54%
AGL Resources Inc.	105,562	3,312,536
Atmos Energy Corp.	124,479	3,313,631
Energen Corp.	80,216	3,632,180
NiSource Inc.	379,538	5,601,981
Sempra Energy	345,846	17,454,848
Southern Union Co.	153,893	3,177,890
UGI Corp.	147,531	3,803,349
Vectren Corp.	112,105	3,122,124

		43,418,539
HAND & MACHINE TOOLS – 0.22%
Black & Decker Corp. (The)	84,336	5,123,412
Kennametal Inc.	83,740	2,271,029
Lincoln Electric Holdings Inc.	18,823	1,210,507
Snap-On Inc.	79,576	4,190,472
Stanley Works (The)	108,139	4,513,722

		17,309,142
HEALTH CARE - PRODUCTS – 3.48%
Advanced Medical Optics Inc.(a)	9,853	175,186
Beckman Coulter Inc.	16,708	1,186,101
Boston Scientific Corp.(a)	1,933,452	23,723,456

Cooper Companies Inc. (The)	62,102	2,158,666
Covidien Ltd.	690,368	37,114,184
Henry Schein Inc.(a)	9,031	486,229
Hill-Rom Holdings Inc.(b)	74,376	2,254,337
Hologic Inc.(a)	176,576	3,413,214
Inverness Medical Innovations Inc.(a)	52,861	1,585,830
Johnson & Johnson	2,870,025	198,835,332
Zimmer Holdings Inc.(a)	105,092	6,784,740

		277,717,275
HEALTH CARE - SERVICES – 1.20%
Aetna Inc.	239,625	8,652,859
Brookdale Senior Living Inc.(b)	49,674	1,092,331
Community Health Systems Inc.(a)	102,882	3,015,471
Coventry Health Care Inc.(a)	166,537	5,420,779
DaVita Inc.(a)	24,315	1,386,198
Health Management Associates Inc. Class A(a)	113,394	471,719
Health Net Inc.(a)	140,054	3,305,274
Humana Inc.(a)	100,641	4,146,409
LifePoint Hospitals Inc.(a)(b)	74,807	2,404,297
Lincare Holdings Inc.(a)	9,051	272,345
Pediatrix Medical Group Inc.(a)	9,473	510,784
Quest Diagnostics Inc.	39,130	2,021,847
Tenet Healthcare Corp.(a)	286,956	1,592,606
UnitedHealth Group Inc.	1,071,474	27,204,725
Universal Health Services Inc. Class B	65,117	3,648,506
WellPoint Inc.(a)	656,632	30,710,679

		95,856,829
HOLDING COMPANIES - DIVERSIFIED – 0.14%
Leucadia National Corp.	245,441	11,152,839

		11,152,839
HOME BUILDERS – 0.33%
Centex Corp.	169,871	2,751,910
D.R. Horton Inc.	435,979	5,676,447
KB Home	104,243	2,051,502
Lennar Corp. Class A	188,069	2,856,768
M.D.C. Holdings Inc.	47,271	1,729,646
NVR Inc.(a)(b)	5,258	3,007,576
Pulte Homes Inc.	224,737	3,139,576
Thor Industries Inc.(b)	34,533	857,109
Toll Brothers Inc.(a)	179,812	4,536,657

		26,607,191
HOME FURNISHINGS – 0.11%
Harman International Industries Inc.	20,367	693,904
Whirlpool Corp.	103,841	8,233,553

		8,927,457
HOUSEHOLD PRODUCTS & WARES – 0.65%
Avery Dennison Corp.	147,203	6,547,589
Clorox Co. (The)	131,845	8,265,363
Fortune Brands Inc.	212,434	12,185,214
Jarden Corp.(a)(b)	93,849	2,200,759
Kimberly-Clark Corp.	340,611	22,085,217
Scotts Miracle-Gro Co. (The) Class A	12,636	298,715

		51,582,857
HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	382,573	6,603,210

		6,603,210

INSURANCE – 5.92%
Alleghany Corp.(a)(b)	7,061	2,577,265
Allied World Assurance Holdings Ltd.	67,406	2,394,261
Allstate Corp. (The)	761,147	35,104,100
American Financial Group Inc.	108,514	3,201,163
American International Group Inc.	3,207,303	10,680,319
American National Insurance Co.	21,753	1,877,936
Aon Corp.	383,632	17,248,095
Arch Capital Group Ltd.(a)	64,063	4,678,521
Arthur J. Gallagher & Co.	128,014	3,284,839
Assurant Inc.	163,229	8,977,595
Axis Capital Holdings Ltd.	157,498	4,994,262
Brown & Brown Inc.	121,679	2,630,700
Chubb Corp.	505,092	27,729,551
CIGNA Corp.	334,021	11,350,034
Cincinnati Financial Corp.	201,282	5,724,460
CNA Financial Corp.	37,839	992,895
Conseco Inc.(a)	254,805	896,914
Endurance Specialty Holdings Ltd.	72,116	2,229,827
Erie Indemnity Co. Class A	40,539	1,713,584
Everest Re Group Ltd.	85,685	7,414,323
Fidelity National Financial Inc.	295,138	4,338,529
First American Corp.	127,634	3,765,203
Genworth Financial Inc. Class A	599,142	5,158,613
Hanover Insurance Group Inc. (The)	70,860	3,225,547
Hartford Financial Services Group Inc. (The)	434,932	17,827,863
HCC Insurance Holdings Inc.	159,150	4,297,050
Lincoln National Corp.	358,399	15,343,061
Loews Corp.	433,544	17,120,653
Markel Corp.(a)	13,752	4,833,828
Marsh & McLennan Companies Inc.	707,020	22,454,955
MBIA Inc.(b)	294,985	3,510,322
Mercury General Corp.	36,750	2,012,063
MetLife Inc.	604,006	33,824,336
MGIC Investment Corp.	172,562	1,213,111
Nationwide Financial Services Inc. Class A	63,768	3,145,675
Old Republic International Corp.	318,032	4,054,908
OneBeacon Insurance Group Ltd.	33,300	704,295
PartnerRe Ltd.	74,956	5,103,754
Philadelphia Consolidated Holding Corp.(a)	51,388	3,009,795
Principal Financial Group Inc.	357,829	15,561,983
Progressive Corp. (The)	935,538	16,278,361
Protective Life Corp.	96,409	2,748,621
Prudential Financial Inc.	496,401	35,740,872
Reinsurance Group of America Inc.(b)	81,664	4,409,856
RenaissanceRe Holdings Ltd.	85,280	4,434,560
StanCorp Financial Group Inc.	67,555	3,512,860
Torchmark Corp.	124,324	7,434,575
Transatlantic Holdings Inc.	28,227	1,534,137
Travelers Companies Inc. (The)	835,666	37,772,103
Unitrin Inc.	56,857	1,418,014
Unum Group	478,762	12,016,926
W.R. Berkley Corp.	187,725	4,420,924
Wesco Financial Corp.	1,887	673,659
White Mountains Insurance Group Ltd.	12,231	5,745,512
XL Capital Ltd. Class A	457,360	8,205,038

		472,552,206
INTERNET – 0.53%
Expedia Inc.(a)	285,771	4,318,000
HLTH Corp.(a)	180,597	2,064,224
IAC/InterActiveCorp.(a)	110,711	1,915,300

Liberty Media Corp. – Liberty Interactive Group Series A(a)	820,886	10,597,638
McAfee Inc.(a)	20,385	692,275
Symantec Corp.(a)	1,161,088	22,734,103

		42,321,540
INVESTMENT COMPANIES – 0.12%
Allied Capital Corp.(b)	248,811	2,687,159
American Capital Ltd.(b)	281,245	7,174,560

		9,861,719
IRON & STEEL – 0.29%
Carpenter Technology Corp.	57,976	1,487,084
Nucor Corp.	343,249	13,558,336
Reliance Steel & Aluminum Co.	86,922	3,300,428
Schnitzer Steel Industries Inc. Class A	25,873	1,015,257
Steel Dynamics Inc.	180,225	3,080,045
United States Steel Corp.	8,540	662,789

		23,103,939
LEISURE TIME – 0.28%
Carnival Corp.	479,827	16,961,884
Harley-Davidson Inc.	36,615	1,365,740
Interval Leisure Group Inc.(a)	44,327	461,001
Royal Caribbean Cruises Ltd.	189,999	3,942,479

		22,731,104
LODGING – 0.07%
Boyd Gaming Corp.	68,980	645,653
Choice Hotels International Inc.	27,517	745,711
MGM MIRAGE(a)(b)	10,091	287,594
Orient-Express Hotels Ltd. Class A	8,064	194,584
Wyndham Worldwide Corp.	244,116	3,835,062

		5,708,604
MACHINERY – 0.16%
AGCO Corp.(a)	34,700	1,478,567
Flowserve Corp.	43,303	3,844,007
Gardner Denver Inc.(a)	72,434	2,514,908
IDEX Corp.	12,601	390,883
Terex Corp.(a)	139,799	4,266,665
Zebra Technologies Corp. Class A(a)	5,862	163,257

		12,658,287
MANUFACTURING – 5.66%
AptarGroup Inc.	76,460	2,990,351
Carlisle Companies Inc.	75,017	2,248,259
Cooper Industries Ltd.	57,393	2,292,850
Crane Co.	69,962	2,078,571
Danaher Corp.	105,748	7,338,911
Dover Corp.	32,652	1,324,039
Eastman Kodak Co.	397,482	6,113,273
Eaton Corp.	124,704	7,005,871
General Electric Co.	13,772,935	351,209,843
Illinois Tool Works Inc.	615,004	27,336,928
Ingersoll-Rand Co. Ltd. Class A	357,222	11,134,610
ITT Industries Inc.	60,625	3,371,356
Leggett & Platt Inc.	229,694	5,005,032
Pentair Inc.	136,775	4,728,312
Teleflex Inc.	54,666	3,470,744
Trinity Industries Inc.	111,741	2,875,096
Tyco International Ltd.	320,433	11,221,564

		451,745,610

MEDIA – 3.39%
Cablevision Systems Corp.	307,064	7,725,730
CBS Corp. Class B	815,133	11,884,639
Comcast Corp. Class A	2,743,377	53,852,491
Discovery Communications Inc. Class A(a)	191,665	2,731,226
Discovery Communications Inc. Class C(a)	191,665	2,713,976
E.W. Scripps Co. (The) Class A	39,953	282,468
Gannett Co. Inc.	317,312	5,365,746
Hearst-Argyle Television Inc.(b)	31,540	704,288
Liberty Global Inc. Class A(a)(b)	238,063	7,213,309
Liberty Media Corp. – Liberty Capital Group Series A(a)	155,802	2,084,631
McGraw-Hill Companies Inc. (The)	223,288	7,058,134
Meredith Corp.(b)	54,429	1,526,189
New York Times Co. (The) Class A(b)	198,332	2,834,164
News Corp. Class A	1,920,497	23,026,759
Scripps Networks Interactive Inc. Class A	119,783	4,349,321
Time Warner Cable Inc. Class A(a)	106,838	2,585,480
Time Warner Inc.	4,395,937	57,630,734
Viacom Inc. Class B(a)	47,107	1,170,138
Walt Disney Co. (The)	2,327,300	71,424,837
Washington Post Co. (The) Class B	8,559	4,765,309

		270,929,569
METAL FABRICATE & HARDWARE – 0.07%
Commercial Metals Co.	157,461	2,659,516
Timken Co. (The)	108,113	3,065,004

		5,724,520
MINING – 0.61%
Alcoa Inc.	251,533	5,679,615
Century Aluminum Co.(a)	24,291	672,618
Freeport-McMoRan Copper & Gold Inc.	529,584	30,106,850
Titanium Metals Corp.	96,475	1,094,027
Vulcan Materials Co.(b)	151,290	11,271,105

		48,824,215
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	27,496	914,517
Xerox Corp.	1,242,079	14,321,171

		15,235,688
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	85,523	919,372

		919,372
OIL & GAS – 14.79%
Anadarko Petroleum Corp.	646,919	31,382,041
Apache Corp.	460,994	48,072,454
Cabot Oil & Gas Corp.	78,611	2,841,002
Chesapeake Energy Corp.	478,869	17,172,242
Chevron Corp.	2,858,116	235,737,408
Cimarex Energy Co.	114,776	5,613,694
ConocoPhillips	2,131,390	156,124,318
Devon Energy Corp.	616,542	56,228,630
Encore Acquisition Co.(a)	55,006	2,298,151
ENSCO International Inc.	13,292	766,018
EOG Resources Inc.	85,236	7,625,213
Exxon Mobil Corp.	5,950,297	462,100,064
Forest Oil Corp.(a)	121,981	6,050,258
Helmerich & Payne Inc.	144,379	6,235,729
Marathon Oil Corp.	978,333	39,006,137

Mariner Energy Inc.(a)	32,694	670,227
Nabors Industries Ltd.(a)	333,713	8,316,128
Newfield Exploration Co.(a)	182,256	5,830,369
Noble Energy Inc.	222,432	12,364,995
Patterson-UTI Energy Inc.	81,468	1,630,989
Petrohawk Energy Corp.(a)	20,343	440,019
Pioneer Natural Resources Co.	165,256	8,639,584
Plains Exploration & Production Co.(a)	13,019	457,748
Pride International Inc.(a)	64,689	1,915,441
Rowan Companies Inc.	100,936	3,083,595
St. Mary Land & Exploration Co.	49,840	1,776,796
Sunoco Inc.	65,433	2,328,106
Tesoro Corp.	134,756	2,222,126
Unit Corp.(a)	15,261	760,303
Valero Energy Corp.	730,420	22,131,726
XTO Energy Inc.	681,183	31,688,633

		1,181,510,144
OIL & GAS SERVICES – 0.30%
BJ Services Co.	406,265	7,771,849
Exterran Holdings Inc.(a)	90,530	2,893,339
Global Industries Ltd.(a)	57,579	399,598
Helix Energy Solutions Group Inc.(a)	115,567	2,805,967
Hercules Offshore Inc.(a)	122,607	1,858,722
Key Energy Services Inc.(a)	144,078	1,671,305
Oil States International Inc.(a)	23,003	813,156
SEACOR Holdings Inc.(a)	25,757	2,033,515
Tidewater Inc.	68,356	3,784,188

		24,031,639
PACKAGING & CONTAINERS – 0.36%
Ball Corp.	114,738	4,531,004
Bemis Co. Inc.	137,499	3,603,849
Owens-Illinois Inc.(a)	164,781	4,844,561
Packaging Corp. of America	109,878	2,546,972
Pactiv Corp.(a)	180,434	4,480,176
Sealed Air Corp.	221,150	4,863,089
Sonoco Products Co.	137,304	4,075,183

		28,944,834
PHARMACEUTICALS – 5.29%
AmerisourceBergen Corp.	195,698	7,368,030
Barr Pharmaceuticals Inc.(a)	105,074	6,861,332
Bristol-Myers Squibb Co.	237,539	4,952,688
Cardinal Health Inc.	124,058	6,113,578
Eli Lilly and Co.	1,249,867	55,031,644
Endo Pharmaceuticals Holdings Inc.(a)	15,401	308,020
Forest Laboratories Inc.(a)	384,051	10,860,962
Hospira Inc.(a)	188,433	7,198,141
ImClone Systems Inc.(a)	34,177	2,134,012
King Pharmaceuticals Inc.(a)	340,272	3,259,806
Merck & Co. Inc.	2,117,881	66,840,324
Mylan Inc.(a)(b)	342,773	3,914,468
NBTY Inc.(a)	37,299	1,101,066
Omnicare Inc.	136,369	3,923,336
Pfizer Inc.	9,348,264	172,381,988
Watson Pharmaceuticals Inc.(a)	72,895	2,077,508
Wyeth	1,842,498	68,061,876

		422,388,779
PIPELINES – 0.58%
El Paso Corp.	762,045	9,723,694
National Fuel Gas Co.	112,533	4,746,642

ONEOK Inc.	144,445	4,968,908
Questar Corp.	148,935	6,094,420
Spectra Energy Corp.	874,772	20,819,574

		46,353,238
REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class A(a)	154,450	2,064,997
Jones Lang LaSalle Inc.	44,013	1,913,685
St. Joe Co. (The)(a)(b)	20,387	796,928

		4,775,610
REAL ESTATE INVESTMENT TRUSTS – 3.00%
Alexandria Real Estate Equities Inc.	44,310	4,984,875
AMB Property Corp.(b)	135,669	6,145,806
Annaly Capital Management Inc.	743,303	9,997,425
Apartment Investment and Management Co. Class A	85,694	3,001,004
AvalonBay Communities Inc.(b)	106,609	10,492,458
Boston Properties Inc.	165,395	15,490,896
Brandywine Realty Trust	120,824	1,936,809
BRE Properties Inc. Class A(b)	66,506	3,258,794
Camden Property Trust(b)	26,951	1,235,973
CapitalSource Inc.	269,061	3,309,450
CBL & Associates Properties Inc.	91,572	1,838,766
Developers Diversified Realty Corp.	165,247	5,236,677
Digital Realty Trust Inc.	32,107	1,517,056
Douglas Emmett Inc.	166,322	3,837,049
Duke Realty Corp.	202,543	4,978,507
Equity Residential	373,878	16,603,922
Essex Property Trust Inc.	27,575	3,262,950
Federal Realty Investment Trust	57,284	4,903,510
General Growth Properties Inc.	148,010	2,234,951
HCP Inc.	307,509	12,340,336
Health Care REIT Inc.(b)	117,066	6,231,423
Hospitality Properties Trust	129,652	2,660,459
Host Hotels & Resorts Inc.	724,049	9,622,611
HRPT Properties Trust	311,161	2,143,899
iStar Financial Inc.(b)	185,429	482,115
Kilroy Realty Corp.	41,070	1,962,735
Kimco Realty Corp.	298,674	11,033,018
Liberty Property Trust	127,906	4,815,661
Mack-Cali Realty Corp.	90,596	3,068,487
Nationwide Health Properties Inc.	120,682	4,342,138
ProLogis	361,995	14,939,534
Public Storage	174,871	17,313,978
Regency Centers Corp.	96,662	6,446,389
SL Green Realty Corp.	80,767	5,233,702
UDR Inc.	176,974	4,627,870
Ventas Inc.	149,647	7,395,555
Vornado Realty Trust	188,073	17,105,239
Weingarten Realty Investors	102,622	3,660,527

		239,692,554
RETAIL – 3.36%
American Eagle Outfitters Inc.	71,920	1,096,780
AnnTaylor Stores Corp.(a)(b)	51,469	1,062,320
AutoNation Inc.(a)(b)	158,732	1,784,148
Barnes & Noble Inc.(b)	49,918	1,301,861
Bed Bath & Beyond Inc.(a)	63,190	1,984,798
BJ’s Wholesale Club Inc.(a)	82,437	3,203,502
CVS Caremark Corp.	908,664	30,585,630
Family Dollar Stores Inc.	177,596	4,209,025
Foot Locker Inc.	213,650	3,452,584

Gap Inc. (The)	339,951	6,044,329
Home Depot Inc.	2,335,418	60,463,972
HSN Inc.(a)	44,327	488,040
J.C. Penney Co. Inc.	306,628	10,222,978
Kohl’s Corp.(a)	101,514	4,677,765
Limited Brands Inc.	135,926	2,354,238
Lowe’s Companies Inc.	1,919,345	45,469,283
Macy’s Inc.	582,450	10,472,451
McDonald’s Corp.	145,725	8,991,233
Office Depot Inc.(a)	376,876	2,193,418
OfficeMax Inc.	104,766	931,370
O’Reilly Automotive Inc.(a)	117,890	3,155,915
Penske Automotive Group Inc.(b)	56,272	645,440
RadioShack Corp.	180,941	3,126,660
Rite Aid Corp.(a)(b)	701,396	568,131
Saks Inc.(a)(b)	199,254	1,843,100
Sears Holdings Corp.(a)(b)	81,591	7,628,759
Signet Jewelers Ltd.(b)	117,226	2,740,744
Staples Inc.	145,300	3,269,250
Target Corp.	80,489	3,947,985
Walgreen Co.	103,935	3,217,828
Wal-Mart Stores Inc.	598,425	35,839,673
Williams-Sonoma Inc.	110,851	1,793,569

		268,766,779
SAVINGS & LOANS – 0.45%
Astoria Financial Corp.	116,212	2,409,075
Capitol Federal Financial	19,519	865,277
Hudson City Bancorp Inc.	468,656	8,646,703
New York Community Bancorp Inc.	475,261	7,979,632
People’s United Financial Inc.	478,865	9,218,151
Sovereign Bancorp Inc.	612,756	2,420,386
TFS Financial Corp.	143,455	1,796,057
Washington Federal Inc.	121,218	2,236,472

		35,571,753
SEMICONDUCTORS – 0.54%
Advanced Micro Devices Inc.(a)(b)	732,380	3,844,995
Atmel Corp.(a)	222,543	754,421
Cree Inc.(a)(b)	72,620	1,654,284
Fairchild Semiconductor International Inc. Class A(a)	171,930	1,528,458
Integrated Device Technology Inc.(a)	129,992	1,011,338
Intel Corp.	1,076,648	20,165,617
International Rectifier Corp.(a)	78,012	1,483,788
Intersil Corp. Class A	112,546	1,866,013
KLA-Tencor Corp.	15,016	475,256
Lam Research Corp.(a)	14,679	462,242
LSI Corp.(a)	212,832	1,140,780
Micron Technology Inc.(a)(b)	918,678	3,720,646
Novellus Systems Inc.(a)(b)	96,390	1,893,100
QLogic Corp.(a)	182,890	2,809,190
Teradyne Inc.(a)	88,256	689,279

		43,499,407
SOFTWARE – 0.23%
CA Inc.	285,374	5,696,065
Compuware Corp.(a)	149,163	1,445,389
Dun & Bradstreet Corp. (The)	22,486	2,121,779
Fidelity National Information Services Inc.	206,855	3,818,543
IMS Health Inc.	195,626	3,699,288
Novell Inc.(a)	267,238	1,373,603

		18,154,667

TELECOMMUNICATIONS – 5.64%
ADC Telecommunications Inc.(a)(b)	162,395	1,372,238
Amdocs Ltd.(a)	156,503	4,285,052
AT&T Inc.	8,209,317	229,204,131
CenturyTel Inc.	145,525	5,333,491
Clearwire Corp. Class A(a)	9,921	117,861
Crown Castle International Corp.(a)	309,603	8,969,199
EchoStar Corp.(a)	53,775	1,295,978
Embarq Corp.	101,261	4,106,134
Frontier Communications Corp.	348,040	4,002,460
JDS Uniphase Corp.(a)	143,896	1,217,360
Leap Wireless International Inc.(a)(b)	66,317	2,526,678
Motorola Inc.	3,116,789	22,253,873
Qwest Communications International Inc.	1,043,954	3,371,971
Sprint Nextel Corp.	3,837,705	23,410,001
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	82,505	2,949,554
Tellabs Inc.(a)	548,470	2,226,788
United States Cellular Corp.(a)	13,441	630,652
Verizon Communications Inc.	3,939,088	126,405,334
Virgin Media Inc.	405,593	3,204,185
Windstream Corp.	313,158	3,425,949

		450,308,889
TEXTILES – 0.13%
Cintas Corp.	181,728	5,217,411
Mohawk Industries Inc.(a)(b)	77,092	5,195,230

		10,412,641
TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	98,079	3,405,303
Mattel Inc.	500,220	9,023,969

		12,429,272
TRANSPORTATION – 0.89%
Alexander & Baldwin Inc.	57,022	2,510,679
Con-way Inc.	52,591	2,319,789
FedEx Corp.	428,501	33,868,719
Kansas City Southern Industries Inc.(a)	23,113	1,025,293
Norfolk Southern Corp.	369,228	24,446,586
Overseas Shipholding Group Inc.	33,619	1,960,324
Ryder System Inc.	53,191	3,297,842
Teekay Corp.	58,214	1,535,685
UTi Worldwide Inc.	13,139	223,626

		71,188,543
TRUCKING & LEASING – 0.03%
GATX Corp.	60,248	2,384,013

		2,384,013
WATER – 0.06%
American Water Works Co. Inc.	87,223	1,875,295
Aqua America Inc.(b)	184,424	3,279,059

		5,154,354

TOTAL COMMON STOCKS
(Cost: $9,884,562,596)		7,962,109,861

Security	Shares	Value

RIGHTS – 0.00%

HOLDING COMPANIES - DIVERSIFIED – 0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	183	119

		119

TOTAL RIGHTS
(Cost: $170)		119

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.01%

MONEY MARKET FUNDS – 2.01%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	5,772,983	5,772,983
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	155,112,578	155,112,578

		160,885,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,885,561)		160,885,561

TOTAL INVESTMENTS IN SECURITIES – 101.70%
(Cost: $10,045,448,327)		8,122,995,541
Other Assets, Less Liabilities – (1.70)%		(136,166,691)

NET ASSETS – 100.00%		$7,986,828,850

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.19%
Gaiam Inc. Class A(a)(b)	290,224	$3,076,374
Greenfield Online Inc.(a)	423,524	7,369,318
Harte-Hanks Inc.	591,912	6,138,127
inVentiv Health Inc.(a)	531,786	9,391,341
Marchex Inc. Class B	384,427	3,955,754
R.H. Donnelley Corp.(a)(b)	1,115,530	2,219,905

		32,150,819
AEROSPACE & DEFENSE – 1.36%
AAR Corp.(a)(b)	623,404	10,342,272
AeroVironment Inc.(a)	165,156	5,276,734
Argon ST Inc.(a)	211,238	4,961,981
Curtiss-Wright Corp.	720,095	32,728,318
Ducommun Inc.	170,634	4,074,740
Esterline Technologies Corp.(a)	473,304	18,738,105
GenCorp Inc.(a)(b)	917,708	6,185,352
HEICO Corp.	356,710	11,707,222
Herley Industries Inc.(a)	217,977	3,727,407
Kaman Corp.	408,207	11,625,735
LMI Aerospace Inc.(a)	140,569	2,826,843
Moog Inc. Class A(a)(b)	685,954	29,413,708
Orbital Sciences Corp.(a)	942,086	22,581,801
Teledyne Technologies Inc.(a)(b)	570,316	32,599,263
TransDigm Group Inc.(a)(b)	534,936	18,310,859
Triumph Group Inc.	266,033	12,160,368

		227,260,708
AGRICULTURE – 0.39%
AgFeed Industries Inc.(a)(b)	320,722	2,533,704
Alico Inc.	58,259	2,763,224
Alliance One International Inc.(a)	1,434,098	5,449,572
Andersons Inc. (The)	291,446	10,264,728
Cadiz Inc.(a)(b)	192,958	3,679,709
Griffin Land & Nurseries Inc.	53,753	1,993,161
Maui Land & Pineapple Co. Inc.(a)(b)	75,185	2,066,836
Tejon Ranch Co.(a)(b)	179,435	6,666,010
Universal Corp.	408,985	20,077,074
Vector Group Ltd.(b)	530,402	9,366,899

		64,860,917
AIRLINES – 0.56%
AirTran Holdings Inc.(a)(b)	1,888,823	4,589,840
Alaska Air Group Inc.(a)	579,225	11,810,398
Allegiant Travel Co.(a)(b)	220,202	7,777,535
Hawaiian Holdings Inc.(a)(b)	640,835	5,946,949
JetBlue Airways Corp.(a)(b)	2,786,913	13,795,219
Republic Airways Holdings Inc.(a)	562,602	5,732,914
SkyWest Inc.	939,434	15,012,155

UAL Corp.(b)	2,024,405	17,794,520
US Airways Group Inc.(a)	1,836,963	11,076,887

		93,536,417
APPAREL – 1.37%
American Apparel Inc.(a)(b)	546,742	4,483,284
Carter’s Inc.(a)(b)	911,053	17,975,076
Cherokee Inc.	121,970	2,680,901
Columbia Sportswear Co.(b)	199,620	8,376,055
Crocs Inc.(a)(b)	1,342,587	4,806,461
Deckers Outdoor Corp.(a)(b)	209,892	21,845,559
G-III Apparel Group Ltd.(a)	213,446	3,993,575
Gymboree Corp.(a)	458,054	16,260,917
Iconix Brand Group Inc.(a)(b)	929,036	12,151,791
K-Swiss Inc. Class A	417,953	7,272,382
Maidenform Brands Inc.(a)	361,712	5,248,441
Oxford Industries Inc.	228,992	5,914,863
Perry Ellis International Inc.(a)	196,774	2,933,900
Quiksilver Inc.(a)	2,029,330	11,648,354
SKECHERS U.S.A. Inc. Class A(a)	529,257	8,907,395
Steven Madden Ltd.(a)	284,135	7,040,865
Timberland Co. Class A(a)	769,677	13,369,289
True Religion Apparel Inc.(a)(b)	274,715	7,101,383
Unifi Inc.(a)	727,626	3,521,710
Volcom Inc.(a)	293,066	5,064,180
Warnaco Group Inc. (The)(a)	732,320	33,166,773
Weyco Group Inc.	117,001	3,916,023
Wolverine World Wide Inc.	800,936	21,192,767

		228,871,944
AUTO MANUFACTURERS – 0.05%
Force Protection Inc.(a)	1,099,317	2,946,170
Wabash National Corp.	496,374	4,690,734

		7,636,904
AUTO PARTS & EQUIPMENT – 0.75%
Accuride Corp.(a)	574,733	919,573
American Axle & Manufacturing Holdings Inc.	744,163	3,988,714
Amerigon Inc. Class A(a)	358,820	2,361,036
ArvinMeritor Inc.	1,186,288	15,469,196
ATC Technology Corp.(a)	342,176	8,123,258
Commercial Vehicle Group Inc.(a)	346,874	2,466,274
Cooper Tire & Rubber Co.	948,335	8,155,681
Dana Holding Corp.(a)	1,594,489	7,717,327
Dorman Products Inc.(a)	176,229	2,208,149
Exide Technologies Inc.(a)	1,212,018	8,944,693
Fuel Systems Solutions Inc.(a)(b)	194,586	6,703,488
Hayes Lemmerz International Inc.(a)	1,632,377	4,456,389
Lear Corp.(a)	1,031,972	10,835,706
Modine Manufacturing Co.	519,290	7,519,319
Spartan Motors Inc.	525,125	1,669,897
Superior Industries International Inc.	371,889	7,125,393
Tenneco Inc.(a)	750,370	7,976,433
Titan International Inc.(b)	552,171	11,772,286
Visteon Corp.(a)	2,110,988	4,897,492
Wonder Auto Technology Inc.(a)(b)	237,112	1,519,888

		124,830,192
BANKS – 7.13%
AMCORE Financial Inc.	323,740	2,994,595
Ameris Bancorp	219,228	3,255,536
Ames National Corp.(b)	104,063	2,700,435
Arrow Financial Corp.	147,678	4,343,210

BancFirst Corp.	118,918	5,747,307
Banco Latinoamericano de Exportaciones SA Class E	440,067	6,345,766
BancTrust Financial Group Inc.(b)	280,283	3,677,313
Bank Mutual Corp.	776,624	8,814,682
Bank of the Ozarks Inc.	199,290	5,380,830
Banner Corp.(b)	227,189	2,728,540
Boston Private Financial Holdings Inc.	879,158	7,683,841
Bryn Mawr Bank Corp.	108,990	2,395,600
Camden National Corp.	123,610	4,320,169
Capital City Bank Group Inc.(b)	189,889	5,953,020
Capitol Bancorp Ltd.(b)	232,200	4,525,578
Cardinal Financial Corp.	389,537	3,147,459
Cascade Bancorp(b)	359,588	3,196,737
Cass Information Systems Inc.	109,322	3,919,194
Cathay General Bancorp(b)	795,464	18,932,043
Centerstate Banks of Florida Inc.	147,548	2,636,683
Central Pacific Financial Corp.	462,456	7,773,885
Chemical Financial Corp.	383,379	11,938,422
Citizens & Northern Corp.(b)	142,950	3,080,572
Citizens Republic Bancorp Inc.(b)	1,543,372	4,753,586
City Bank(b)	221,210	3,450,876
City Holding Co.	259,858	10,979,000
CoBiz Financial Inc.	304,463	3,656,601
Colonial BancGroup Inc. (The)(b)	3,248,302	25,531,654
Columbia Banking System Inc.	291,851	5,174,518
Community Bank System Inc.	481,517	12,110,153
Community Trust Bancorp Inc.	241,371	8,303,162
Corus Bankshares Inc.(b)	609,436	2,468,216
CVB Financial Corp.	1,064,677	14,799,010
East West Bancorp Inc.(b)	1,021,229	13,990,837
Encore Bancshares Inc.(a)	103,080	1,855,440
Enterprise Financial Services Corp.(b)	176,881	3,990,435
F.N.B. Corp. (Pennsylvania)	1,384,303	22,121,162
Farmers Capital Bank Corp.	100,171	2,706,620
Financial Institutions Inc.	177,358	3,548,934
First Bancorp (North Carolina)	231,817	3,964,071
First BanCorp (Puerto Rico)	1,145,228	12,666,222
First Bancorp Inc. (Maine)(b)	138,045	2,705,682
First Busey Corp. Class A(b)	409,715	7,510,076
First Commonwealth Financial Corp.	1,178,076	15,868,684
First Community Bancshares Inc.	146,464	5,495,329
First Financial Bancorp	603,184	8,806,486
First Financial Bankshares Inc.	334,475	17,352,563
First Financial Corp.	182,201	8,559,803
First Merchants Corp.	293,495	6,691,686
First Midwest Bancorp Inc.	781,662	18,947,487
1st Source Corp.	240,228	5,645,358
First South Bancorp Inc.(b)	128,130	2,212,805
FirstMerit Corp.	1,301,216	27,325,536
Frontier Financial Corp.(b)	757,031	10,166,926
Glacier Bancorp Inc.	868,432	21,511,061
Green Bancshares Inc.(b)	209,332	4,921,395
Guaranty Bancorp(a)	847,771	5,171,403
Hancock Holding Co.(b)	414,116	21,119,916
Hanmi Financial Corp.	600,607	3,033,065
Harleysville National Corp.	504,923	8,573,593
Heartland Financial USA Inc.	211,423	5,298,260
Heritage Commerce Corp.	166,503	2,534,176
Home Bancshares Inc.	213,668	5,527,591
IBERIABANK Corp.	207,134	10,947,032
Independent Bank Corp. (Massachusetts)	261,831	8,161,272
Integra Bank Corp.	334,380	2,668,352

International Bancshares Corp.	820,989	22,166,703
Lakeland Bancorp Inc.	325,396	3,803,879
Lakeland Financial Corp.	197,206	4,330,644
MainSource Financial Group Inc.	299,024	5,860,870
MB Financial Inc.	559,178	18,492,016
Midwest Banc Holdings Inc.(b)	359,831	1,439,324
Nara Bancorp Inc.	367,051	4,110,971
National Penn Bancshares Inc.(b)	1,279,464	18,680,174
NBT Bancorp Inc.	516,480	15,453,082
Northfield Bancorp Inc.(a)(b)	314,551	3,809,213
Old National Bancorp	1,065,622	21,333,752
Old Second Bancorp Inc.(b)	222,031	4,112,014
Oriental Financial Group Inc.(b)	391,273	6,988,136
Pacific Capital Bancorp(b)	742,043	15,100,575
Pacific Continental Corp.	171,324	2,508,183
PacWest Bancorp	393,095	11,238,586
Park National Corp.(b)	177,825	13,870,350
Peapack-Gladstone Financial Corp.	133,499	4,472,216
Pennsylvania Commerce Bancorp Inc.(a)	83,221	2,480,818
Peoples Bancorp Inc.	166,953	3,634,567
Pinnacle Financial Partners Inc.(a)	363,676	11,201,221
PremierWest Bancorp	309,623	2,498,658
PrivateBancorp Inc.(b)	346,476	14,434,190
Prosperity Bancshares Inc.	630,920	21,444,971
Provident Bankshares Corp.(b)	533,748	5,182,693
Renasant Corp.	337,592	7,329,122
Republic Bancorp Inc. Class A	148,872	4,513,799
S&T Bancorp Inc.(b)	383,145	14,111,230
Sandy Spring Bancorp Inc.	264,335	5,841,803
Santander BanCorp	70,719	763,765
SCBT Financial Corp.	164,368	6,180,237
Seacoast Banking Corp. of Florida(b)	238,726	2,561,530
Shore Bancshares Inc.(b)	133,432	3,429,202
Sierra Bancorp(b)	120,050	2,504,243
Signature Bank(a)	479,407	16,721,716
Simmons First National Corp. Class A	224,663	7,998,003
Smithtown Bancorp Inc.(b)	158,414	3,564,315
South Financial Group Inc. (The)(b)	1,172,586	8,595,055
Southside Bancshares Inc.	195,690	4,931,388
Southwest Bancorp Inc.	234,074	4,136,088
State Bancorp Inc.	230,019	3,427,283
Stellar One Corp.	363,639	7,516,418
Sterling Bancorp	290,612	4,202,250
Sterling Bancshares Inc.	1,176,828	12,297,853
Sterling Financial Corp. (Washington)	835,540	12,115,330
Suffolk Bancorp	154,381	6,084,155
Sun Bancorp Inc. (New Jersey)(a)	236,052	3,198,505
Susquehanna Bancshares Inc.	1,383,796	27,011,698
SVB Financial Group(a)(b)	481,680	27,898,906
SY Bancorp Inc.(b)	216,441	6,627,423
Texas Capital Bancshares Inc.(a)	442,626	9,188,916
Tompkins Financial Corp.	93,487	4,721,094
TowneBank	334,360	7,355,920
TriCo Bancshares	224,324	4,829,696
TrustCo Bank Corp. NY	1,217,985	14,262,604
Trustmark Corp.(b)	796,837	16,526,399
UCBH Holdings Inc.	1,777,689	11,394,986
UMB Financial Corp.	500,011	26,260,578
Umpqua Holdings Corp.(b)	967,162	14,226,953
Union Bankshares Corp.	217,712	5,225,088
United Bancshares Inc.(b)	609,355	21,327,425
United Community Banks Inc.(b)	652,317	8,649,723
United Security Bancshares(b)	133,290	2,180,624

Univest Corp. of Pennsylvania	206,735	7,649,195
W Holding Co. Inc.(b)	1,824,132	857,342
Washington Trust Bancorp Inc.	183,876	4,891,102
WesBanco Inc.	427,533	11,380,928
West Bancorporation	279,302	3,639,305
West Coast Bancorp	253,652	3,718,538
Westamerica Bancorporation(b)	467,000	26,866,510
Western Alliance Bancorporation(a)(b)	307,532	4,754,445
Wilshire Bancorp Inc.	310,867	3,783,251
Wintrust Financial Corp.	380,050	11,154,468
Yadkin Valley Financial Corp.	183,929	3,119,436

		1,188,491,100
BEVERAGES – 0.18%
Boston Beer Co. Inc. Class A(a)	136,020	6,459,590
Coca-Cola Bottling Co. Consolidated	65,737	2,870,077
Farmer Brothers Co.	108,053	2,687,278
Green Mountain Coffee Roasters Inc.(a)(b)	276,966	10,895,842
National Beverage Corp.(a)	171,991	1,525,560
Peet’s Coffee & Tea Inc.(a)	225,168	6,286,691

		30,725,038
BIOTECHNOLOGY – 2.98%
Acorda Therapeutics Inc.(a)	596,247	14,220,491
Affymax Inc.(a)(b)	168,912	3,352,903
Affymetrix Inc.(a)	1,117,179	8,646,965
Alexion Pharmaceuticals Inc.(a)(b)	1,236,412	48,590,992
AMAG Pharmaceuticals Inc.(a)(b)	273,492	10,592,345
American Oriental Bioengineering Inc.(a)(b)	994,644	6,455,240
Arena Pharmaceuticals Inc.(a)(b)	1,191,388	5,956,940
ARIAD Pharmaceuticals Inc.(a)(b)	1,122,022	2,771,394
ArQule Inc.(a)(b)	658,230	2,119,501
AVANT Immunotherapeutics Inc.(a)(b)	241,591	2,809,703
BioMimetic Therapeutics Inc.(a)	215,240	2,380,554
Bio-Rad Laboratories Inc. Class A(a)	304,690	30,200,873
Cambrex Corp.(a)	468,761	2,882,880
Celera Corp.(a)	1,287,426	19,890,732
Cell Genesys Inc.(a)(b)	1,387,158	818,423
Cougar Biotechnology Inc.(a)	240,090	8,016,605
CryoLife Inc.(a)	448,878	5,889,279
Cytokinetics Inc.(a)	564,525	2,675,849
Cytori Therapeutics Inc.(a)(b)	323,502	1,708,091
Enzo Biochem Inc.(a)	518,314	5,691,088
Enzon Pharmaceuticals Inc.(a)(b)	722,489	5,331,969
Exelixis Inc.(a)(b)	1,692,997	10,293,422
Genomic Health Inc.(a)(b)	224,605	5,087,303
Geron Corp.(a)(b)	1,258,320	4,970,364
GTx Inc.(a)(b)	300,558	5,716,613
Halozyme Therapeutics Inc.(a)(b)	981,749	7,206,038
Human Genome Sciences Inc.(a)(b)	2,180,561	13,846,562
Idera Pharmaceuticals Inc.(a)(b)	331,377	4,662,474
ImmunoGen Inc.(a)	817,770	4,015,251
Immunomedics Inc.(a)	1,060,674	1,888,000
Incyte Corp.(a)(b)	1,227,334	9,389,105
Integra LifeSciences Holdings Corp.(a)(b)	286,630	12,620,319
InterMune Inc.(a)(b)	508,998	8,708,956
Lexicon Pharmaceuticals Inc.(a)	1,296,623	2,307,989
Marshall Edwards Inc.(a)(b)	309,541	665,513
Martek Biosciences Corp.(b)	529,071	16,623,411
Maxygen Inc.(a)	407,543	1,723,907
Medivation Inc.(a)(b)	410,317	10,856,988
Molecular Insight Pharmaceuticals Inc.(a)(b)	284,058	2,181,565
Momenta Pharmaceuticals Inc.(a)	395,410	5,183,825

Myriad Genetics Inc.(a)(b)	718,218	46,597,984
Nanosphere Inc.(a)	206,318	1,759,893
Nektar Therapeutics(a)	1,491,667	5,355,085
Novavax Inc.(a)	883,766	2,562,921
Omrix Biopharmaceuticals Inc.(a)	230,143	4,128,765
Optimer Pharmaceuticals Inc.(a)(b)	406,044	3,228,050
Orexigen Therapeutics Inc.(a)(b)	324,120	3,497,255
PDL BioPharma Inc.	1,920,672	17,881,456
Protalix BioTherapeutics Inc.(a)	172,163	383,923
Regeneron Pharmaceuticals Inc.(a)(b)	998,226	21,791,274
Repligen Corp.(a)	502,602	2,367,255
Rexahn Pharmaceuticals Inc.(a)(b)	466,936	602,347
RTI Biologics Inc.(a)	865,092	8,088,610
Sangamo BioSciences Inc.(a)(b)	590,891	4,549,861
Savient Pharmaceuticals Inc.(a)(b)	872,843	13,014,089
Seattle Genetics Inc.(a)	976,141	10,444,709
Sequenom Inc.(a)	910,802	24,245,549
Tercica Inc.(a)	275,356	2,461,683
XOMA Ltd.(a)(b)	2,138,295	4,490,420

		496,401,551
BUILDING MATERIALS – 0.64%
AAON Inc.	216,470	3,937,589
Apogee Enterprises Inc.	465,414	6,995,172
Builders FirstSource Inc.(a)(b)	255,533	1,530,643
China Architectural Engineering Inc.(a)(b)	300,838	2,132,941
Comfort Systems USA Inc.	646,912	8,642,744
Drew Industries Inc.(a)(b)	317,717	5,436,138
Interline Brands Inc.(a)	521,185	8,448,409
LSI Industries Inc.	304,298	2,516,544
NCI Building Systems Inc.(a)	317,572	10,082,911
Quanex Building Products Corp.	597,645	9,108,110
Simpson Manufacturing Co. Inc.(b)	598,912	16,224,526
Texas Industries Inc.	376,135	15,368,876
Trex Co. Inc.(a)(b)	244,442	4,426,845
U.S. Concrete Inc.(a)(b)	644,171	2,879,444
Universal Forest Products Inc.	267,407	9,335,178

		107,066,070
CHEMICALS – 1.92%
A. Schulman Inc.	436,524	8,634,445
Aceto Corp.	394,434	3,782,622
American Vanguard Corp.	303,913	4,583,008
Arch Chemicals Inc.	400,311	14,130,978
Balchem Corp.	292,052	7,789,027
Ferro Corp.	703,671	14,143,787
H.B. Fuller Co.	779,669	16,271,692
Hercules Inc.	1,820,307	36,023,876
ICO Inc.(a)	448,289	2,514,901
Innophos Holdings Inc.	168,203	4,100,789
Innospec Inc.	377,880	4,557,233
Landec Corp.(a)	374,577	3,067,786
Minerals Technologies Inc.	304,080	18,050,189
NewMarket Corp.	216,886	11,399,528
NL Industries Inc.	108,443	1,113,710
Olin Corp.	1,203,027	23,338,724
OM Group Inc.(a)(b)	492,009	11,070,203
Penford Corp.	181,174	3,204,968
PolyOne Corp.(a)	1,502,343	9,690,112
Quaker Chemical Corp.	165,912	4,721,856
Rockwood Holdings Inc.(a)	671,101	17,220,452
Sensient Technologies Corp.	773,585	21,760,946
ShengdaTech Inc.(a)(b)	486,660	3,406,620

Solutia Inc.(a)	1,519,439	21,272,146
Spartech Corp.	493,467	4,885,323
Stepan Co.	102,071	5,570,014
Symyx Technologies Inc.(a)	542,288	5,374,074
W.R. Grace & Co.(a)	1,160,707	17,549,890
Westlake Chemical Corp.	308,665	6,491,225
Zep Inc.	337,077	5,946,038
Zoltek Companies Inc.(a)(b)	442,937	7,578,652

		319,244,814
COAL – 0.16%
International Coal Group Inc.(a)(b)	2,046,933	12,772,862
James River Coal Co.(a)(b)	407,604	8,963,212
National Coal Corp.(a)(b)	446,266	2,333,971
Westmoreland Coal Co.(a)	153,153	2,419,817

		26,489,862
COMMERCIAL SERVICES – 5.78%
Aaron Rents Inc.	730,429	19,772,713
ABM Industries Inc.	703,869	15,372,499
Administaff Inc.	346,924	9,443,271
Advance America Cash Advance Centers Inc.	675,165	2,018,743
Advisory Board Co. (The)(a)	279,288	8,423,326
Albany Molecular Research Inc.(a)	377,117	6,822,047
American Public Education Inc.(a)	177,646	8,576,749
AMN Healthcare Services Inc.(a)	544,917	9,574,192
Arbitron Inc.(b)	438,987	19,618,329
Bankrate Inc.(a)(b)	204,919	7,973,398
BearingPoint Inc.(a)	3,529,130	1,764,565
Bowne & Co. Inc.	434,084	5,013,670
Capella Education Co.(a)	229,523	9,837,356
Cardtronics Inc.(a)	196,299	1,542,910
CBIZ Inc.(a)	720,280	6,086,366
CDI Corp.	214,841	4,797,400
Cenveo Inc.(a)	773,320	5,946,831
Chemed Corp.	382,045	15,686,768
China Direct Inc.(a)(b)	112,662	475,434
Coinstar Inc.(a)(b)	449,703	14,390,496
Compass Diversified Holdings	383,603	5,347,426
Consolidated Graphics Inc.(a)	160,788	4,876,700
Corinthian Colleges Inc.(a)(b)	1,370,526	20,557,890
Cornell Companies Inc.(a)	179,188	4,870,330
CorVel Corp.(a)	129,217	3,696,898
CoStar Group Inc.(a)(b)	314,286	14,265,442
CRA International Inc.(a)	177,749	4,884,543
Cross Country Healthcare Inc.(a)	493,453	8,038,349
Deluxe Corp.	828,954	11,928,648
Dollar Financial Corp.(a)(b)	390,974	6,017,090
Dollar Thrifty Automotive Group Inc.(a)(b)	349,378	674,300
DynCorp International Inc.(a)	398,404	6,677,251
Electro Rent Corp.	346,992	4,660,103
Emergency Medical Services Corp. Class A(a)	150,556	4,498,613
Euronet Worldwide Inc.(a)(b)	758,576	12,690,976
ExlService Holdings Inc.(a)	229,751	2,017,214
Exponent Inc.(a)	237,363	7,854,342
First Advantage Corp. Class A(a)	166,349	2,337,203
Forrester Research Inc.(a)	250,615	7,348,032
Gartner Inc.(a)	952,816	21,609,867
GEO Group Inc. (The)(a)(b)	820,776	16,587,883
Gevity HR Inc.	377,350	2,747,108
Global Cash Access Inc.(a)	648,439	3,281,101
Great Lakes Dredge & Dock Corp.	640,924	4,044,230
H&E Equipment Services Inc.(a)	264,055	2,550,771

Hackett Group Inc. (The)(a)	664,729	3,616,126
Healthcare Services Group Inc.	693,348	12,681,335
HealthSpring Inc.(a)	795,438	16,831,468
Heartland Payment Systems Inc.(b)	392,919	10,043,010
Heidrick & Struggles International Inc.	276,651	8,341,028
Hill International Inc.(a)	376,981	5,221,187
HMS Holdings Corp.(a)	402,406	9,641,648
Hudson Highland Group Inc.(a)	404,415	2,810,684
Huron Consulting Group Inc.(a)(b)	334,027	19,032,858
ICF International Inc.(a)	107,365	2,120,459
ICT Group Inc.(a)	142,872	1,150,120
Integrated Electrical Services Inc.(a)(b)	124,878	2,192,858
Interactive Data Corp.	588,833	14,850,368
Jackson Hewitt Tax Service Inc.	457,474	7,017,651
K12 Inc.(a)	101,422	2,687,683
Kelly Services Inc. Class A	423,134	8,060,703
Kendle International Inc.(a)(b)	209,076	9,347,788
Kenexa Corp.(a)	362,608	5,725,580
Kforce Inc.(a)	493,959	5,043,321
Korn/Ferry International(a)(b)	747,503	13,320,503
Landauer Inc.	149,264	10,858,956
Learning Tree International Inc.(a)	145,743	1,814,500
LECG Corp.(a)	413,169	3,334,274
Lincoln Educational Services Corp.(a)	68,550	906,917
Live Nation Inc.(a)(b)	1,219,602	19,842,925
MAXIMUS Inc.	300,283	11,062,426
McGrath RentCorp	380,889	10,977,221
Michael Baker Corp.(a)	118,224	4,114,195
Midas Inc.(a)	223,088	3,069,691
Monro Muffler Brake Inc.	262,413	6,051,244
MPS Group Inc.(a)	1,518,148	15,302,932
Multi-Color Corp.	167,226	3,995,029
National Research Corp.	28,486	873,381
Navigant Consulting Inc.(a)	777,592	15,466,305
Net 1 UEPS Technologies Inc.(a)	723,788	16,162,186
Odyssey Marine Exploration Inc.(a)(b)	776,232	3,524,093
On Assignment Inc.(a)	571,994	4,507,313
PAREXEL International Corp.(a)	911,236	26,116,024
PeopleSupport Inc.(a)	306,758	3,586,001
PharmaNet Development Group Inc.(a)	313,256	2,261,708
PHH Corp.(a)(b)	871,902	11,587,578
Pre-Paid Legal Services Inc.(a)	128,780	5,313,463
PRG-Schultz International Inc.(a)	241,797	2,166,501
Princeton Review Inc. (The)(a)	216,611	1,732,888
Protection One Inc.(a)(b)	98,700	869,547
Providence Service Corp. (The)(a)	196,774	1,928,385
Rent-A-Center Inc.(a)	1,073,897	23,926,425
Resources Connection Inc.(a)	732,440	16,501,873
RiskMetrics Group Inc.(a)	346,054	6,772,277
Rollins Inc.	669,257	12,702,498
RSC Holdings Inc.(a)(b)	766,426	8,706,599
Sotheby's Holdings Inc. Class A	1,084,028	21,745,602
Spherion Corp.(a)	885,757	4,313,637
Standard Parking Corp.(a)	140,782	3,128,176
Steiner Leisure Ltd.(a)	261,967	9,006,425
Stewart Enterprises Inc. Class A	1,347,486	10,591,240
SuccessFactors Inc.(a)(b)	386,419	4,211,967
Team Inc.(a)	297,152	10,733,130
TeleTech Holdings Inc.(a)	629,239	7,827,733
TNS Inc.(a)	394,318	7,637,940
TrueBlue Inc.(a)(b)	713,259	11,526,265
Universal Technical Institute Inc.(a)	347,018	5,920,127
Valassis Communications Inc.(a)	774,030	6,703,100

Viad Corp.	333,513	9,601,839
VistaPrint Ltd.(a)(b)	710,559	23,334,758
Volt Information Sciences Inc.(a)	205,324	1,843,810
Watson Wyatt Worldwide Inc.	686,631	34,146,160
Wright Express Corp.(a)	624,544	18,642,638

		963,885,653
COMPUTERS – 2.39%
Agilysys Inc.	366,046	3,693,404
CACI International Inc. Class A(a)	484,741	24,285,524
CIBER Inc.(a)	863,161	6,033,495
Cogo Group Inc.(a)(b)	417,195	2,198,618
Compellent Technologies Inc.(a)(b)	227,640	2,822,736
COMSYS IT Partners Inc.(a)	235,705	2,291,053
Cray Inc.(a)	531,158	2,751,398
Data Domain Inc.(a)(b)	531,941	11,846,326
Echelon Corp.(a)(b)	478,558	4,728,153
Electronics For Imaging Inc.(a)	855,705	11,919,971
Furmanite Corp.(a)	587,211	6,071,762
Hutchinson Technology Inc.(a)(b)	380,178	4,402,461
iGATE Corp.(a)	353,658	3,066,215
Imation Corp.	480,934	10,864,299
Immersion Corp.(a)	492,245	2,864,866
Integral Systems Inc.(a)	273,158	5,673,492
Isilon Systems Inc.(a)	399,175	1,760,362
Jack Henry & Associates Inc.	1,203,876	24,474,799
Limelight Networks Inc.(a)	467,327	1,168,318
Magma Design Automation Inc.(a)(b)	708,988	2,850,132
Manhattan Associates Inc.(a)	396,994	8,868,846
Mastech Holdings Inc.	17,082	129,823
Maxwell Technologies Inc.(a)(b)	294,010	3,922,093
Mentor Graphics Corp.(a)	1,461,209	16,584,722
Mercury Computer Systems Inc.(a)	366,947	3,265,828
MICROS Systems Inc.(a)	1,310,558	34,939,476
MTS Systems Corp.	282,466	11,891,819
NCI Inc. Class A(a)	105,212	2,996,438
Ness Technologies Inc.(a)	631,311	7,241,137
Netezza Corp.(a)	635,923	6,747,143
NetScout Systems Inc.(a)	474,205	5,045,541
Palm Inc.(b)	1,727,452	10,312,888
Perot Systems Corp. Class A(a)(b)	1,391,971	24,150,697
Quantum Corp.(a)	3,317,982	3,583,421
Rackable Systems Inc.(a)	478,513	4,694,213
Radiant Systems Inc.(a)	446,780	3,882,518
RadiSys Corp.(a)	361,339	3,107,515
Rimage Corp.(a)	156,552	2,185,466
Riverbed Technology Inc.(a)(b)	903,663	11,313,861
SI International Inc.(a)	214,034	6,431,722
Sigma Designs Inc.(a)(b)	427,646	6,081,126
Silicon Storage Technology Inc.(a)	1,345,775	4,387,227
SMART Modular Technologies (WWH) Inc.(a)	717,062	2,151,186
SRA International Inc. Class A(a)	684,535	15,491,027
STEC Inc.(a)(b)	495,854	3,818,076
Stratasys Inc.(a)(b)	332,937	5,816,409
Super Micro Computer Inc.(a)	356,141	3,208,830
Sykes Enterprises Inc.(a)	531,157	11,664,208
Synaptics Inc.(a)(b)	547,364	16,541,340
Syntel Inc.	207,722	5,089,189
3D Systems Corp.(a)	287,865	4,102,076
3PAR Inc.(a)(b)	441,248	2,846,050
Tyler Technologies Inc.(a)	612,673	9,294,249
Virtusa Corp.(a)(b)	143,043	931,210

		398,484,754

COSMETICS & PERSONAL CARE – 0.19%
Chattem Inc.(a)(b)	276,526	21,618,803
Elizabeth Arden Inc.(a)	393,648	7,727,310
Inter Parfums Inc.	226,880	3,076,493

		32,422,606
DISTRIBUTION & WHOLESALE – 0.81%
Beacon Roofing Supply Inc.(a)(b)	713,093	11,138,513
BMP Sunstone Corp.(a)(b)	373,677	2,593,318
Brightpoint Inc.(a)	803,239	5,783,321
Chindex International Inc.(a)	178,018	1,933,275
Core-Mark Holding Co. Inc.(a)	151,496	3,785,885
Houston Wire & Cable Co.(b)	286,856	4,925,318
MWI Veterinary Supply Inc.(a)(b)	165,380	6,497,780
Owens & Minor Inc.	661,742	32,094,487
Pool Corp.(b)	769,775	17,958,851
ScanSource Inc.(a)(b)	423,325	12,187,527
United Stationers Inc.(a)	376,727	18,018,852
Watsco Inc.	376,110	18,910,811

		135,827,938
DIVERSIFIED FINANCIAL SERVICES – 1.70%
Advanta Corp. Class B	617,098	5,078,717
Ampal-American Israel Corp. Class A(a)(b)	314,611	972,148
Asset Acceptance Capital Corp.(a)(b)	241,363	2,543,966
BGC Partners Inc. Class A	544,284	2,334,978
Broadpoint Securities Group Inc.(a)	387,422	1,123,524
Calamos Asset Management Inc. Class A	324,358	5,812,495
Cohen & Steers Inc.(b)	270,566	7,665,135
CompuCredit Corp.(a)(b)	260,724	1,022,038
Credit Acceptance Corp.(a)(b)	97,374	1,655,358
Diamond Hill Investment Group Inc.(a)(b)	33,428	3,005,846
Doral Financial Corp.(a)(b)	87,952	960,436
Duff & Phelps Corp. Class A(a)	171,431	3,605,194
Encore Capital Group Inc.(a)	220,765	3,024,481
Epoch Holding Corp.	163,481	1,724,725
Evercore Partners Inc. Class A(b)	158,705	2,853,516
FBR Capital Markets Corp.(a)(b)	451,415	2,925,169
FCStone Group Inc.(a)(b)	366,343	6,590,511
Federal Agricultural Mortgage Corp.	152,798	626,472
Financial Federal Corp.	410,286	9,403,755
First Marblehead Corp. (The)(b)	1,113,774	2,773,297
Friedman, Billings, Ramsey Group Inc. Class A(a)	2,389,898	4,779,796
GAMCO Investors Inc. Class A	122,197	7,246,282
GFI Group Inc.	1,068,019	5,030,369
Greenhill & Co. Inc.(b)	278,826	20,563,418
Interactive Brokers Group Inc. Class A(a)(b)	653,465	14,487,319
International Assets Holding Corp.(a)	68,207	1,644,471
KBW Inc.(a)(b)	421,050	13,869,387
Knight Capital Group Inc. Class A(a)	1,512,333	22,473,268
LaBranche & Co. Inc.(a)	825,979	3,716,906
Landenburg Thalmann Financial Services Inc.(a)(b)	1,631,547	2,936,785
MarketAxess Holdings Inc.(a)	501,348	4,045,878
National Financial Partners Corp.(b)	636,325	9,544,875
Nelnet Inc. Class A	282,235	4,007,737
NewStar Financial Inc.(a)	385,147	3,115,839
Ocwen Financial Corp.(a)	575,690	4,634,305
optionsXpress Holdings Inc.	681,621	13,237,080
Penson Worldwide Inc.(a)	271,280	3,762,654
Piper Jaffray Companies(a)	301,563	13,042,600
Portfolio Recovery Associates Inc.(a)(b)	244,383	11,884,345
Pzena Investment Management Inc. Class A(b)	99,602	944,227

Sanders Morris Harris Group Inc.	314,310	2,718,782
Stifel Financial Corp.(a)	378,776	18,900,922
SWS Group Inc.	392,158	7,905,905
Thomas Weisel Partners Group Inc.(a)	312,696	2,636,027
TradeStation Group Inc.(a)	518,147	4,844,674
U.S. Global Investors Inc. Class A	204,015	2,050,351
Westwood Holdings Group Inc.	86,544	4,102,186
World Acceptance Corp.(a)(b)	263,138	9,472,968

		283,301,117
ELECTRIC – 2.15%
ALLETE Inc.	421,528	18,757,996
Avista Corp.	854,023	18,540,839
Black Hills Corp.	618,218	19,208,033
Central Vermont Public Service Corp.	166,363	3,899,549
CH Energy Group Inc.	254,074	11,070,004
Cleco Corp.	968,811	24,462,478
El Paso Electric Co.(a)	720,787	15,136,527
Empire District Electric Co. (The)	543,141	11,596,060
EnerNOC Inc.(a)(b)	156,520	1,618,417
IDACORP Inc.	728,100	21,180,429
ITC Holdings Corp.	795,272	41,171,231
MGE Energy Inc.	355,566	12,640,371
NorthWestern Corp.	627,490	15,768,824
Ormat Technologies Inc.	288,206	10,470,524
Otter Tail Corp.	565,588	17,380,519
Pike Electric Corp.(a)	272,484	4,013,689
PNM Resources Inc.	1,385,655	14,189,107
Portland General Electric Co.	1,006,466	23,812,986
Synthesis Energy Systems Inc.(a)(b)	408,732	1,982,350
U.S. Geothermal Inc.(a)(b)	1,007,450	1,793,261
UIL Holdings Corp.	406,002	13,938,049
UniSource Energy Corp.	554,171	16,176,251
Westar Energy Inc.	1,687,053	38,869,701

		357,677,195
ELECTRICAL COMPONENTS & EQUIPMENT – 1.17%
Advanced Battery Technologies Inc.(a)(b)	709,647	2,292,160
Advanced Energy Industries Inc.(a)	528,580	7,230,974
American Superconductor Corp.(a)(b)	676,256	15,939,354
Beacon Power Corp.(a)(b)	1,439,253	2,086,917
Belden Inc.	704,150	22,384,929
Capstone Turbine Corp.(a)(b)	2,350,576	3,032,243
China BAK Battery Inc.(a)	491,195	1,768,302
Coleman Cable Inc.(a)(b)	127,283	1,276,648
Encore Wire Corp.(b)	293,533	5,315,883
Energy Conversion Devices Inc.(a)(b)	724,958	42,228,804
EnerSys Inc.(a)	442,454	8,720,768
Fushi Copperweld Inc.(a)	232,603	2,253,923
GrafTech International Ltd.(a)	1,923,649	29,066,336
Graham Corp.	80,111	4,334,005
Greatbatch Inc.(a)(b)	368,048	9,031,898
Harbin Electric Inc.(a)(b)	107,609	1,275,167
Insteel Industries Inc.	281,942	3,831,592
Littelfuse Inc.(a)	348,821	10,370,448
Medis Technologies Ltd.(a)(b)	504,435	907,983
Orion Energy Systems Inc.(a)(b)	146,940	824,333
Powell Industries Inc.(a)	119,127	4,861,573
Power-One Inc.(a)(b)	1,207,974	1,751,562
PowerSecure International Inc.(a)	274,637	1,664,300
Ultralife Corp.(a)	202,645	1,570,499
Universal Display Corp.(a)(b)	465,414	5,100,937
Valence Technology Inc.(a)(b)	821,034	2,832,567

Vicor Corp.	312,450	2,774,556

		194,728,661
ELECTRONICS – 2.58%
American Science and Engineering Inc.	146,327	8,740,112
Analogic Corp.	215,874	10,741,890
Axsys Technologies Inc.(a)	140,589	8,286,316
Badger Meter Inc.	235,052	11,035,691
Bel Fuse Inc. Class B	190,814	5,432,475
Benchmark Electronics Inc.(a)	1,085,880	15,289,190
Brady Corp. Class A	808,257	28,515,307
Checkpoint Systems Inc.(a)	638,691	12,020,165
China Security & Surveillance Technology Inc.(a)(b)	455,545	6,322,965
Cogent Inc.(a)(b)	661,495	6,760,479
Coherent Inc.(a)	380,269	13,518,563
CTS Corp.	542,751	6,936,358
Cubic Corp.	250,970	6,171,352
Cymer Inc.(a)(b)	488,763	12,380,367
Daktronics Inc.(b)	527,747	8,792,265
Dionex Corp.(a)(b)	294,888	18,740,132
Eagle Test Systems Inc.(a)	223,182	3,416,916
Electro Scientific Industries Inc.(a)	437,543	6,221,861
FARO Technologies Inc.(a)(b)	268,836	5,476,189
FEI Co.(a)	586,962	13,975,565
ICx Technologies Inc.(a)(b)	220,201	1,697,750
II-VI Inc.(a)	392,937	15,190,944
KEMET Corp.(a)(b)	1,356,439	1,899,015
L-1 Identity Solutions Inc.(a)(b)	1,047,905	16,011,988
LaBarge Inc.(a)	197,239	2,970,419
Measurement Specialties Inc.(a)	233,029	4,064,026
Methode Electronics Inc.	611,587	5,467,588
Multi-Fineline Electronix Inc.(a)(b)	139,885	2,068,899
NVE Corp.(a)	74,647	2,113,257
OSI Systems Inc.(a)	253,702	5,964,534
OYO Geospace Corp.(a)	65,822	2,585,488
Park Electrochemical Corp.	328,143	7,954,186
Photon Dynamics Inc.(a)	286,715	4,401,075
Plexus Corp.(a)	642,624	13,302,317
Rofin-Sinar Technologies Inc.(a)	477,692	14,622,152
Rogers Corp.(a)	289,022	10,688,034
Sanmina-SCI Corp.(a)	8,547,723	11,966,812
Sonic Solutions Inc.(a)(b)	359,277	1,580,819
Stoneridge Inc.(a)	236,174	2,656,958
Taser International Inc.(a)(b)	1,009,686	7,219,255
Technitrol Inc.	659,131	9,748,547
TTM Technologies Inc.(a)(b)	687,380	6,818,810
Varian Inc.(a)	475,377	20,393,673
Watts Water Technologies Inc. Class A(b)	470,012	12,854,828
Woodward Governor Co.	944,732	33,320,698
Zygo Corp.(a)	246,946	3,106,581

		429,442,811
ENERGY - ALTERNATE SOURCES – 0.36%
Akeena Solar Inc.(a)(b)	340,164	1,289,222
Ascent Solar Technologies Inc.(a)(b)	121,882	741,043
Aventine Renewable Energy Holdings Inc.(a)	473,061	1,494,873
Clean Energy Fuels Corp.(a)(b)	350,922	4,965,546
Comverge Inc.(a)(b)	353,242	1,624,913
Ener1 Inc.(a)(b)	580,677	4,535,087
Evergreen Energy Inc.(a)(b)	1,372,606	1,290,250
Evergreen Solar Inc.(a)(b)	2,308,857	12,744,891
FuelCell Energy Inc.(a)(b)	1,103,891	6,656,463
GreenHunter Energy Inc.(a)(b)	68,806	980,486

GT Solar International Inc.(a)	474,288	5,070,139
Headwaters Inc.(a)	676,101	9,025,948
Pacific Ethanol Inc.(a)	722,863	1,004,780
Plug Power Inc.(a)(b)	1,297,648	1,284,672
Quantum Fuel Systems Technologies Worldwide Inc.(a)	1,230,314	1,587,105
VeraSun Energy Corp.(a)(b)	1,660,348	5,196,889

		59,492,307
ENGINEERING & CONSTRUCTION – 0.69%
Dycom Industries Inc.(a)	646,233	8,413,954
EMCOR Group Inc.(a)	1,092,053	28,742,835
ENGlobal Corp.(a)(b)	435,883	5,784,167
Granite Construction Inc.	533,037	19,093,385
Insituform Technologies Inc. Class A(a)(b)	447,544	6,695,258
Layne Christensen Co.(a)	308,735	10,938,481
Orion Marine Group Inc.(a)	348,504	3,655,807
Perini Corp.(a)	799,039	20,607,216
Stanley Inc.(a)(b)	142,564	5,262,037
Sterling Construction Co. Inc.(a)	186,738	3,025,156
VSE Corp.	64,648	2,180,577

		114,398,873
ENTERTAINMENT – 0.70%
Bally Technologies Inc.(a)	880,385	26,658,058
Bluegreen Corp.(a)(b)	207,149	1,431,400
Churchill Downs Inc.	154,351	7,560,112
Cinemark Holdings Inc.	481,784	6,552,262
Dover Downs Gaming & Entertainment Inc.	226,019	1,758,428
Dover Motorsports Inc.	241,583	1,316,627
Elixir Gaming Technologies Inc.(a)(b)	1,082,020	357,067
Great Wolf Resorts Inc.(a)	437,195	1,600,134
Isle of Capri Casinos Inc.(a)(b)	256,440	2,313,089
Macrovision Solutions Corp.(a)	1,327,118	20,411,075
National CineMedia Inc.	677,598	7,487,458
Pinnacle Entertainment Inc.(a)(b)	965,823	7,301,622
Ricks Cabaret International Inc.(a)(b)	106,762	1,048,403
Shuffle Master Inc.(a)	854,759	4,350,723
Six Flags Inc.(a)(b)	1,180,231	790,755
Speedway Motorsports Inc.	219,431	4,274,516
Steinway Musical Instruments Inc.(a)	110,992	3,143,293
Vail Resorts Inc.(a)(b)	503,659	17,602,882

		115,957,904
ENVIRONMENTAL CONTROL – 0.99%
American Ecology Corp.	261,894	7,246,607
Calgon Carbon Corp.(a)(b)	658,349	13,403,986
Casella Waste Systems Inc. Class A(a)	363,585	4,268,488
Clean Harbors Inc.(a)	318,067	21,485,426
Darling International Inc.(a)	1,311,799	14,574,087
Energy Recovery Inc.(a)	232,241	2,203,967
EnergySolutions Inc.	534,343	5,343,430
Fuel Tech Inc.(a)(b)	304,008	5,499,505
Metalico Inc.(a)(b)	392,609	2,316,393
Met-Pro Corp.	242,295	3,535,084
Mine Safety Appliances Co.	499,187	19,029,008
Rentech Inc.(a)(b)	2,670,833	3,552,208
Tetra Tech Inc.(a)	947,158	22,788,621
Waste Connections Inc.(a)(b)	1,068,691	36,656,101
Waste Services Inc.(a)	383,625	2,842,661

		164,745,572

FOOD – 2.02%
American Dairy Inc.(a)(b)	113,295	1,147,678
Arden Group Inc. Class A	19,038	2,772,314
B&G Foods Inc. Class A	324,434	2,319,703
Calavo Growers Inc.	168,230	2,096,146
Cal-Maine Foods Inc.(b)	209,233	5,741,354
Chiquita Brands International Inc.(a)	697,732	11,031,143
Diamond Foods Inc.	258,490	7,245,475
Flowers Foods Inc.	1,244,087	36,526,394
Fresh Del Monte Produce Inc.(a)	675,191	14,989,240
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	568,369	6,149,753
Hain Celestial Group Inc.(a)	652,314	17,958,204
HQ Sustainable Maritime Industries Inc.(a)	107,443	543,662
Imperial Sugar Co.	192,336	2,604,229
Ingles Markets Inc. Class A	202,935	4,633,006
J&J Snack Foods Corp.	228,202	7,738,330
Lance Inc.	435,289	9,876,707
Lifeway Foods Inc.(a)	77,963	912,167
M&F Worldwide Corp.(a)	186,837	7,473,480
Nash Finch Co.	205,167	8,846,801
Pilgrim's Pride Corp.	728,606	1,814,229
Ralcorp Holdings Inc.(a)	904,411	60,966,346
Ruddick Corp.	677,472	21,983,966
Sanderson Farms Inc.(b)	326,563	11,997,925
Seaboard Corp.	5,341	6,713,637
Smart Balance Inc.(a)(b)	1,008,855	6,618,089
Spartan Stores Inc.	352,623	8,773,260
Tootsie Roll Industries Inc.(b)	383,024	11,073,224
TreeHouse Foods Inc.(a)	502,041	14,910,618
United Natural Foods Inc.(a)	690,290	17,250,347
Village Super Market Inc. Class A	50,047	2,385,740
Weis Markets Inc.	177,934	6,407,403
Winn-Dixie Stores Inc.(a)(b)	870,321	12,097,462
Zhongpin Inc.(a)(b)	297,613	3,163,626

		336,761,658
FOREST PRODUCTS & PAPER – 0.73%
AbitibiBowater Inc.(a)(b)	859,645	3,326,826
Boise Inc.(a)	580,002	904,803
Buckeye Technologies Inc.(a)	631,185	5,169,405
Deltic Timber Corp.	169,427	10,782,334
Kapstone Paper and Packaging Corp.(a)(b)	290,008	1,841,551
Louisiana-Pacific Corp.(b)	1,662,714	15,463,240
Mercer International Inc.(a)	487,116	1,782,845
Neenah Paper Inc.	234,977	4,652,545
P.H. Glatfelter Co.	728,132	9,858,907
Potlatch Corp.(b)	633,901	29,406,667
Rock-Tenn Co. Class A	613,482	24,527,010
Schweitzer-Mauduit International Inc.	252,786	4,800,406
Verso Paper Corp.	227,148	599,671
Wausau Paper Corp.	710,989	7,202,319
Xerium Technologies Inc.	335,652	2,161,599

		122,480,128
GAS – 1.25%
Chesapeake Utilities Corp.	109,944	3,651,240
EnergySouth Inc.	117,441	7,214,401
Laclede Group Inc. (The)	351,383	17,038,562
New Jersey Resources Corp.	674,755	24,216,957
Nicor Inc.	726,415	32,216,505
Northwest Natural Gas Co.	425,240	22,112,480
Piedmont Natural Gas Co.	1,181,370	37,756,585
South Jersey Industries Inc.	478,662	17,088,233
Southwest Gas Corp.	696,613	21,079,509

WGL Holdings Inc.	796,129	25,834,386

		208,208,858
HAND & MACHINE TOOLS – 0.45%
Baldor Electric Co.	742,213	21,383,157
Franklin Electric Co. Inc.	368,090	16,398,410
K-Tron International Inc.(a)	39,040	5,029,523
Raser Technologies Inc.(a)(b)	727,420	6,183,070
Regal Beloit Corp.	517,681	22,011,796
Thermadyne Holdings Corp.(a)	216,132	3,602,920

		74,608,876
HEALTH CARE - PRODUCTS – 3.90%
Abaxis Inc.(a)(b)	349,457	6,884,303
ABIOMED Inc.(a)(b)	547,516	9,718,409
Accuray Inc.(a)(b)	581,627	4,693,730
Align Technology Inc.(a)(b)	997,327	10,801,051
Alphatec Holdings Inc.(a)	398,408	1,832,677
American Medical Systems Holdings Inc.(a)(b)	1,171,157	20,799,748
AngioDynamics Inc.(a)	390,215	6,165,397
ArthroCare Corp.(a)(b)	428,709	11,883,813
Atrion Corp.	24,344	2,508,162
Bruker Corp.(a)	812,295	10,827,892
Caliper Life Sciences Inc.(a)	773,256	2,165,117
Cantel Medical Corp.(a)	202,572	1,948,743
Cardiac Science Corp.(a)	314,230	3,255,423
CardioNet Inc.(a)	72,775	1,816,464
Cepheid Inc.(a)(b)	916,218	12,671,295
Clinical Data Inc.(a)(b)	167,881	2,699,526
Columbia Laboratories Inc.(a)(b)	757,405	1,984,401
Conceptus Inc.(a)(b)	486,897	8,072,752
CONMED Corp.(a)(b)	461,135	14,756,320
Cyberonics Inc.(a)(b)	382,295	6,499,015
Cynosure Inc. Class A(a)	154,417	2,770,241
Datascope Corp.	211,812	10,935,854
DexCom Inc.(a)	423,600	2,622,084
ev3 Inc.(a)(b)	1,130,888	11,354,116
Exactech Inc.(a)	119,105	2,648,895
Haemonetics Corp.(a)	413,902	25,546,031
Hanger Orthopedic Group Inc.(a)	370,136	6,458,873
Hansen Medical Inc.(a)(b)	275,315	3,700,234
ICU Medical Inc.(a)	178,297	5,422,012
Immucor Inc.(a)	1,127,131	36,023,107
Insulet Corp.(a)(b)	296,386	4,125,693
Invacare Corp.	516,505	12,468,431
IRIS International Inc.(a)	297,001	5,316,318
Kensey Nash Corp.(a)	116,784	3,674,025
Luminex Corp.(a)	663,565	16,595,761
Masimo Corp.(a)	741,382	27,579,410
Medical Action Industries Inc.(a)	227,743	2,990,266
Mentor Corp.(b)	543,377	12,964,975
Meridian Bioscience Inc.	646,465	18,773,344
Merit Medical Systems Inc.(a)	444,515	8,343,547
Metabolix Inc.(a)(b)	306,426	3,333,915
Microvision Inc.(a)(b)	1,097,194	2,128,556
Micrus Endovascular Corp.(a)	251,199	3,504,226
Natus Medical Inc.(a)	444,093	10,063,147
NuVasive Inc.(a)(b)	572,455	28,239,205
NxStage Medical Inc.(a)(b)	358,671	1,513,592
OraSure Technologies Inc.(a)	757,763	3,728,194
Orthofix International NV(a)	275,400	5,130,702
Orthovita Inc.(a)	1,070,378	2,782,983
Palomar Medical Technologies Inc.(a)	295,127	3,972,409

PSS World Medical Inc.(a)(b)	996,948	19,440,486
Quidel Corp.(a)	453,354	7,439,539
Sirona Dental Systems Inc.(a)	271,576	6,322,289
Somanetics Corp.(a)	193,711	4,236,460
SonoSite Inc.(a)	270,935	8,507,359
Spectranetics Corp.(a)	510,915	2,365,536
Stereotaxis Inc.(a)(b)	439,968	2,661,806
Steris Corp.	942,154	35,406,147
SurModics Inc.(a)(b)	248,288	7,818,589
Symmetry Medical Inc.(a)	570,757	10,593,250
Synovis Life Technologies Inc.(a)	201,518	3,792,569
Thoratec Corp.(a)	876,867	23,017,759
TomoTherapy Inc.(a)	660,175	3,023,602
TranS1 Inc.(a)(b)	198,018	1,958,398
Vision-Sciences Inc.(a)	269,716	1,076,167
Vital Images Inc.(a)	255,959	3,839,385
Vital Sign Inc.	129,587	9,576,479
VNUS Medical Technologies Inc.(a)	209,988	4,395,049
Volcano Corp.(a)	759,500	13,131,755
West Pharmaceutical Services Inc.	520,333	25,402,657
Wright Medical Group Inc.(a)(b)	598,300	18,212,252
Zoll Medical Corp.(a)	336,394	11,006,812

		649,918,729
HEALTH CARE - SERVICES – 2.06%
Air Methods Corp.(a)	173,323	4,906,774
Alliance Imaging Inc.(a)	411,077	4,221,761
Almost Family Inc.(a)	102,668	4,060,519
Amedisys Inc.(a)(b)	426,491	20,757,317
AMERIGROUP Corp.(a)	861,871	21,753,624
AmSurg Corp.(a)	506,401	12,898,033
Apria Healthcare Group Inc.(a)	706,384	12,884,444
Assisted Living Concepts Inc.(a)	883,031	5,624,907
athenahealth Inc.(a)	332,353	11,057,384
Bio-Reference Laboratories Inc.(a)	185,890	5,372,221
Capital Senior Living Corp.(a)	359,980	2,735,848
Centene Corp.(a)	698,359	14,323,343
Emeritus Corp.(a)	317,247	7,899,450
Ensign Group Inc. (The)	134,074	2,291,325
Five Star Quality Care Inc.(a)(b)	515,097	1,931,614
Genoptix Inc.(a)	133,927	4,375,395
Gentiva Health Services Inc.(a)	409,199	11,023,821
HealthSouth Corp.(a)(b)	1,415,844	26,094,005
Healthways Inc.(a)	565,803	9,126,402
IPC The Hospitalist Co. Inc.(a)	98,285	2,525,925
Kindred Healthcare Inc.(a)	451,041	12,435,200
LHC Group Inc.(a)	235,996	6,721,166
Life Sciences Research Inc.(a)	140,799	4,927,965
Magellan Health Services Inc.(a)	651,679	26,757,940
MedCath Corp.(a)(b)	256,782	4,601,533
Molina Healthcare Inc.(a)	234,184	7,259,704
National Healthcare Corp.	136,883	6,449,927
NightHawk Radiology Holdings Inc.(a)	375,185	2,708,836
Odyssey Healthcare Inc.(a)	528,343	5,362,681
Psychiatric Solutions Inc.(a)(b)	891,928	33,848,668
RadNet Inc.(a)	345,237	1,384,400
RehabCare Group Inc.(a)	291,180	5,270,358
Res-Care Inc.(a)	400,050	7,256,907
Skilled Healthcare Group Inc. Class A(a)	282,069	4,482,076
Sun Healthcare Group Inc.(a)	692,969	10,158,926
Sunrise Senior Living Inc.(a)(b)	722,783	9,967,178
Triple-S Management Corp. Class B(a)(b)	229,231	3,734,173
U.S. Physical Therapy Inc.(a)	191,956	3,332,356

Virtual Radiologic Corp.(a)(b)	114,147	931,440

		343,455,546
HOLDING COMPANIES - DIVERSIFIED – 0.01%
Resource America Inc. Class A	158,461	1,505,380

		1,505,380
HOME BUILDERS – 0.49%
AMREP Corp.(a)(b)	28,180	1,195,114
Beazer Homes USA Inc.(a)(b)	634,541	3,794,555
Brookfield Homes Corp.(b)	152,031	2,183,165
Cavco Industries Inc.(a)	104,434	3,775,289
Champion Enterprises Inc.(a)	1,250,751	6,941,668
Fleetwood Enterprises Inc.(a)(b)	1,238,946	1,276,114
Hovnanian Enterprises Inc. Class A(a)(b)	746,459	5,964,207
M/I Homes Inc.	225,929	5,146,663
Meritage Homes Corp.(a)	494,184	12,206,345
Palm Harbor Homes Inc.(a)(b)	159,839	1,584,004
Ryland Group Inc.(b)	682,097	18,089,212
Skyline Corp.	110,206	2,912,745
Standard-Pacific Corp.(a)(b)	1,997,670	9,808,560
Winnebago Industries Inc.(b)	467,623	6,041,689

		80,919,330
HOME FURNISHINGS – 0.51%
American Woodmark Corp.(b)	170,901	3,836,727
Audiovox Corp. Class A(a)	281,377	2,636,502
DTS Inc.(a)(b)	287,140	7,991,106
Ethan Allen Interiors Inc.(b)	396,082	11,098,218
Furniture Brands International Inc.	669,618	7,044,381
Hooker Furniture Corp.	154,942	2,750,221
Kimball International Inc. Class B	513,855	5,549,634
La-Z-Boy Inc.(b)	828,427	7,720,940
Sealy Corp.(b)	713,578	4,609,714
Tempur-Pedic International Inc.(b)	1,202,050	14,136,108
TiVo Inc.(a)(b)	1,639,781	12,003,197
Universal Electronics Inc.(a)	228,189	5,700,161

		85,076,909
HOUSEHOLD PRODUCTS & WARES – 0.71%
ACCO Brands Corp.(a)(b)	872,412	6,577,986
American Greetings Corp. Class A	786,939	12,032,297
Blyth Inc.	394,682	4,475,694
Central Garden & Pet Co. Class A(a)	1,037,497	6,173,107
CSS Industries Inc.	126,735	3,262,159
Ennis Inc.	414,918	6,414,632
Fossil Inc.(a)(b)	730,184	20,613,094
Helen of Troy Ltd.(a)	486,194	11,070,637
Prestige Brands Holdings Inc.(a)	545,298	4,842,246
Russ Berrie and Co. Inc.(a)	271,208	2,080,165
Spectrum Brands Inc.(a)	652,627	907,152
Standard Register Co. (The)	240,232	2,366,285
Tupperware Brands Corp.	997,527	27,561,671
WD-40 Co.	264,734	9,511,893

		117,889,018
HOUSEWARES – 0.04%
Libbey Inc.	235,994	2,008,309
National Presto Industries Inc.	72,472	5,399,164

		7,407,473
INSURANCE – 3.91%
Ambac Financial Group Inc.(b)	4,616,561	10,756,587

AmCOMP Inc.(a)	202,994	2,354,730
American Equity Investment Life Holding Co.	879,277	6,594,578
American Physicians Capital Inc.	135,399	5,731,440
American Safety Insurance Holdings Ltd.(a)	172,434	2,605,478
Amerisafe Inc.(a)	303,323	5,520,479
AmTrust Financial Services Inc.	256,084	3,480,182
Argo Group International Holdings Ltd.(a)	494,285	18,214,402
Aspen Insurance Holdings Ltd.	1,374,247	37,791,793
Assured Guaranty Ltd.(b)	897,970	14,600,992
Baldwin & Lyons Inc. Class B	138,533	3,320,636
CastlePoint Holdings Ltd.	538,556	5,994,128
Citizens Inc.(a)(b)	603,568	4,961,329
CNA Surety Corp.(a)	269,482	4,500,349
Crawford & Co. Class B(a)(b)	390,008	5,928,122
Darwin Professional Underwriters Inc.(a)	123,509	3,842,365
Delphi Financial Group Inc. Class A	665,195	18,652,068
Donegal Group Inc. Class A	188,782	3,422,618
eHealth Inc.(a)	401,278	6,420,448
EMC Insurance Group Inc.	94,225	2,777,753
Employers Holdings Inc.	795,272	13,821,827
Enstar Group Ltd.(a)	89,952	8,757,727
FBL Financial Group Inc. Class A	207,034	5,774,178
First Acceptance Corp.(a)(b)	275,506	936,720
First Mercury Financial Corp.(a)	234,439	3,340,756
Flagstone Reinsurance Holdings Ltd.	486,441	4,995,749
FPIC Insurance Group Inc.(a)	132,887	6,829,063
Greenlight Capital Re Ltd. Class A(a)(b)	463,791	10,662,555
Hallmark Financial Services Inc.(a)	93,750	852,188
Harleysville Group Inc.	210,527	7,957,921
Hilb Rogal & Hobbs Co.	508,532	23,768,786
Horace Mann Educators Corp.	653,730	8,413,505
Independence Holding Co.	103,463	1,194,998
Infinity Property and Casualty Corp.	246,594	10,159,673
IPC Holdings Ltd.	805,732	24,341,164
Kansas City Life Insurance Co.	73,448	3,378,608
LandAmerica Financial Group Inc.(b)	249,424	6,048,532
Life Partners Holdings Inc.(b)	95,555	3,437,113
Maiden Holdings Ltd.	791,909	3,444,804
Max Capital Group Ltd.	908,609	21,106,987
Meadowbrook Insurance Group Inc.	892,751	6,302,822
Montpelier Re Holdings Ltd.	1,502,744	24,810,303
National Interstate Corp.	99,450	2,389,784
National Western Life Insurance Co. Class A	35,919	8,694,912
Navigators Group Inc. (The)(a)	211,959	12,293,622
NYMAGIC Inc.	72,153	1,821,863
Odyssey Re Holdings Corp.	390,471	17,102,630
Phoenix Companies Inc. (The)	1,841,513	17,015,580
Platinum Underwriters Holdings Ltd.	787,356	27,935,391
PMA Capital Corp. Class A(a)	513,023	4,524,863
PMI Group Inc. (The)	1,313,318	3,874,288
Presidential Life Corp.	349,155	5,513,157
Primus Guaranty Ltd.(a)(b)	379,566	994,463
ProAssurance Corp.(a)(b)	515,914	28,891,184
Quanta Capital Holdings Ltd.	1,131,969	3,124,234
Radian Group Inc.	1,297,122	6,537,495
RLI Corp.	300,336	18,647,862
Safety Insurance Group Inc.	261,959	9,936,105
SeaBright Insurance Holdings Inc.(a)	341,557	4,440,241
Selective Insurance Group Inc.	858,082	19,667,239
State Auto Financial Corp.	228,293	6,636,478
Stewart Information Services Corp.	274,871	8,177,412
Tower Group Inc.	325,286	7,663,738
United America Indemnity Ltd. Class A(a)	296,967	4,225,840

United Fire & Casualty Co.	366,244	10,470,916
Universal American Corp.(a)	633,923	7,727,521
Validus Holdings Ltd.	1,037,039	24,111,157
Zenith National Insurance Corp.	598,490	21,928,674

		652,153,105
INTERNET – 2.80%
Ariba Inc.(a)	1,376,002	19,442,908
Art Technology Group Inc.(a)	2,073,170	7,297,558
AsiaInfo Holdings Inc.(a)	557,695	5,119,640
Avocent Corp.(a)	720,264	14,736,601
Bidz.com Inc.(a)(b)	94,779	820,786
Blue Coat Systems Inc.(a)(b)	534,058	7,578,283
Blue Nile Inc.(a)(b)	214,799	9,208,433
China Information Security Technology Inc.(a)	373,167	1,753,885
Chordiant Software Inc.(a)	487,273	2,499,710
Cogent Communications Group Inc.(a)(b)	767,882	5,928,049
comScore Inc.(a)	289,655	5,106,618
Constant Contact Inc.(a)(b)	327,843	5,596,280
CyberSource Corp.(a)	1,110,424	17,888,931
DealerTrack Holdings Inc.(a)	685,980	11,551,903
Dice Holdings Inc.(a)(b)	255,667	1,815,236
Digital River Inc.(a)(b)	597,569	19,361,236
Drugstore.com Inc.(a)	1,336,549	3,140,890
EarthLink Inc.(a)(b)	1,768,234	15,029,989
Entrust Inc.(a)	992,312	2,133,471
eResearch Technology Inc.(a)	696,262	8,292,480
Global Sources Ltd.(a)	274,883	2,768,072
GSI Commerce Inc.(a)	378,601	5,860,743
HSW International Inc.(a)(b)	446,582	1,161,113
i2 Technologies Inc.(a)(b)	252,585	3,407,372
iBasis Inc.	501,923	1,751,711
InfoSpace Inc.	554,522	6,016,564
Internap Network Services Corp.(a)(b)	815,743	2,838,786
Internet Brands Inc. Class A(a)	359,232	2,503,847
Internet Capital Group Inc.(a)	625,248	5,070,761
Interwoven Inc.(a)	733,033	10,350,426
j2 Global Communications Inc.(a)	714,983	16,694,853
Keynote Systems Inc.(a)	222,881	2,953,173
Knot Inc. (The)(a)(b)	456,580	3,812,443
Liquidity Services Inc.(a)	236,859	2,569,920
LoopNet Inc.(a)	472,880	4,648,410
MercadoLibre Inc.(a)(b)	410,669	8,357,114
ModusLink Global Solutions Inc.(a)	789,607	7,588,123
Move Inc.(a)	2,070,625	4,389,725
NetFlix Inc.(a)(b)	649,357	20,052,144
NIC Inc.	643,989	4,443,524
NutriSystem Inc.(b)	491,960	8,717,531
1-800-FLOWERS.COM Inc.(a)	422,726	2,544,811
Online Resources Corp.(a)	464,308	3,607,673
Orbitz Worldwide Inc.(a)(b)	591,317	3,471,031
Overstock.com Inc.(a)(b)	248,664	4,926,034
PCTEL Inc.	310,686	2,895,594
Perficient Inc.(a)	516,116	3,427,010
Rackspace Hosting Inc.(a)	270,789	2,642,901
RealNetworks Inc.(a)	1,457,026	7,401,692
RightNow Technologies Inc.(a)	448,743	5,640,700
S1 Corp.(a)	797,076	4,878,105
Safeguard Scientifics Inc.(a)	1,942,475	2,428,094
Sapient Corp.(a)	1,413,957	10,505,701
Secure Computing Corp.(a)	852,407	4,671,190
Shutterfly Inc.(a)	318,874	3,064,379
SonicWALL Inc.(a)	858,695	4,499,562

Sourcefire Inc.(a)	319,771	2,331,131
Stamps.com Inc.(a)	109,023	1,272,298
SupportSoft Inc.(a)	748,595	2,245,785
TechTarget Inc.(a)	225,677	1,579,739
TeleCommunication Systems Inc.(a)	541,953	3,744,895
Terremark Worldwide Inc.(a)	852,562	5,857,101
TheStreet.com Inc.	295,604	1,770,668
thinkorswim Group Inc.(a)	838,365	6,983,580
TIBCO Software Inc.(a)(b)	3,001,042	21,967,627
United Online Inc.	1,241,787	11,685,216
ValueClick Inc.(a)	1,393,805	14,258,625
Vasco Data Security International Inc.(a)	433,965	4,495,877
Vignette Corp.(a)	399,443	4,290,018
Vocus Inc.(a)	258,748	8,787,082
Websense Inc.(a)	726,580	16,239,063
Website Pros Inc.(a)	447,406	2,415,992

		466,788,416
INVESTMENT COMPANIES – 0.68%
Apollo Investment Corp.	2,288,603	39,020,681
Ares Capital Corp.	1,564,083	16,313,386
BlackRock Kelso Capital Corp.	209,595	2,416,630
Capital Southwest Corp.	49,015	6,962,581
Fifth Street Finance Corp.	156,303	1,608,358
Gladstone Capital Corp.	340,435	5,188,229
Gladstone Investment Corp.	358,366	2,465,558
Harris & Harris Group Inc.(a)	393,604	2,511,194
Hercules Technology Growth Capital Inc.	530,870	5,149,439
Kayne Anderson Energy Development Co.	162,437	2,750,058
Kohlberg Capital Corp.	280,528	2,409,736
MCG Capital Corp.	1,223,004	3,204,270
Medallion Financial Corp.	240,552	2,518,579
MVC Capital Inc.	391,236	5,966,349
NGP Capital Resources Co.	349,056	5,085,746
Patriots Capital Funding Inc.	334,772	2,132,498
PennantPark Investment Corp.	340,372	2,522,157
Prospect Energy Corp.	424,232	5,434,412

		113,659,861
IRON & STEEL – 0.11%
China Precision Steel Inc.(a)(b)	280,957	935,587
General Steel Holdings Inc.(a)(b)	173,192	1,236,591
Gibraltar Industries Inc.	433,020	8,101,804
Olympic Steel Inc.	146,043	4,306,808
Sutor Technology Group Ltd.(a)	127,310	418,850
Universal Stainless & Alloy Products Inc.(a)	108,204	2,764,612

		17,764,252
LEISURE TIME – 0.64%
Ambassadors Group Inc.	307,586	4,893,693
Brunswick Corp.	1,409,799	18,031,329
Callaway Golf Co.	1,067,005	15,012,760
Life Time Fitness Inc.(a)(b)	560,510	17,527,148
Marine Products Corp.	161,274	1,338,574
Nautilus Inc.(a)	369,518	1,688,697
Polaris Industries Inc.(b)	530,398	24,127,805
Town Sports International Holdings Inc.(a)	284,343	1,734,492
WMS Industries Inc.(a)(b)	706,334	21,592,630

		105,947,128
LODGING – 0.24%
Ameristar Casinos Inc.	409,868	5,816,027
Gaylord Entertainment Co.(a)(b)	657,511	19,311,098

Lodgian Inc.(a)	261,594	2,040,433
Marcus Corp.	326,516	5,250,377
Monarch Casino & Resort Inc.(a)	185,681	2,114,907
Morgans Hotel Group Co.(a)(b)	434,789	4,743,548
Riviera Holdings Corp.(a)	161,686	1,188,392

		40,464,782
MACHINERY – 1.87%
Alamo Group Inc.	99,699	1,699,868
Albany International Corp. Class A	478,139	13,067,539
Altra Holdings Inc.(a)	425,769	6,284,350
Applied Industrial Technologies Inc.	680,915	18,337,041
Astec Industries Inc.(a)	290,562	8,958,026
Bolt Technology Corp.(a)	139,668	2,020,996
Briggs & Stratton Corp.	797,855	12,909,294
Cascade Corp.	146,337	6,411,024
Chart Industries Inc.(a)	455,713	13,015,163
Cognex Corp.	674,538	13,598,686
Columbus McKinnon Corp.(a)	305,712	7,205,632
DXP Enterprises Inc.(a)	58,156	3,100,296
Flow International Corp.(a)	606,275	3,079,877
Gehl Corp.(a)	167,444	4,927,877
Gerber Scientific Inc.(a)	382,887	3,499,587
Gorman-Rupp Co. (The)	231,301	8,724,674
Hurco Companies Inc.(a)	103,581	3,062,890
Intermec Inc.(a)(b)	990,886	19,461,001
Intevac Inc.(a)	350,043	3,724,458
iRobot Corp.(a)(b)	288,219	4,271,406
Kadant Inc.(a)	224,583	5,113,755
Key Technology Inc.(a)	91,503	2,168,621
Lindsay Corp.(b)	191,853	13,957,306
Middleby Corp. (The)(a)(b)	273,137	14,834,070
NACCO Industries Inc.	95,572	9,033,465
Nordson Corp.	542,123	26,623,661
Park-Ohio Holdings Corp.(a)	131,905	2,359,780
Presstek Inc.(a)	447,850	2,525,874
Robbins & Myers Inc.	451,386	13,961,369
Sauer-Danfoss Inc.	179,027	4,420,177
Tecumseh Products Co. Class A(a)(b)	262,658	6,576,956
Tennant Co.	267,084	9,150,298
TurboChef Technologies Inc.(a)	383,115	2,356,157
Twin Disc Inc.	141,486	1,946,847
Wabtec Corp.	778,944	39,905,301

		312,293,322
MANUFACTURING – 2.03%
A.O. Smith Corp.	321,264	12,590,336
Actuant Corp. Class A	899,115	22,693,663
Acuity Brands Inc.	653,450	27,288,072
American Railcar Industries Inc.	151,250	2,426,050
Ameron International Corp.	147,622	10,577,116
AZZ Inc.(a)	195,241	8,077,120
Barnes Group Inc.	770,035	15,570,108
Blount International Inc.(a)	614,157	6,835,567
Ceradyne Inc.(a)	423,744	15,534,455
China Fire & Security Group Inc.(a)(b)	227,001	2,385,781
CLARCOR Inc.	812,655	30,840,257
Colfax Corp.(a)	347,515	5,806,976
EnPro Industries Inc.(a)(b)	325,183	12,083,800
ESCO Technologies Inc.(a)(b)	417,569	20,114,299
Federal Signal Corp.	773,615	10,598,526
Flanders Corp.(a)	256,313	1,614,772
FreightCar America Inc.	191,007	5,590,775

GenTek Inc.(a)(b)	144,520	3,715,609
Griffon Corp.(a)(b)	702,297	6,334,719
Hexcel Corp.(a)(b)	1,544,242	21,140,673
Koppers Holdings Inc.	335,399	12,547,277
Lancaster Colony Corp.	324,777	12,231,102
LSB Industries Inc.(a)	280,362	3,883,014
Lydall Inc.(a)	267,345	2,574,532
Matthews International Corp. Class A	501,922	25,467,522
Myers Industries Inc.	455,820	5,747,890
PMFG Inc.(a)	209,084	3,029,627
Polypore International Inc.(a)	257,043	5,528,995
Raven Industries Inc.	257,451	10,130,697
Reddy Ice Holdings Inc.	289,632	1,057,157
Smith & Wesson Holding Corp.(a)(b)	609,123	2,278,120
Standex International Corp.	201,042	5,578,916
Tredegar Corp.	388,433	6,910,223

		338,783,746
MEDIA – 0.66%
A.H. Belo Corp. Class A	333,590	1,721,324
Belo Corp. Class A	1,436,073	8,558,995
Charter Communications Inc. Class A(a)(b)	6,582,134	4,804,958
Citadel Broadcasting Corp.(a)(b)	2,930,449	2,402,968
CKX Inc.(a)	849,900	5,235,384
Courier Corp.	168,937	3,439,557
Cox Radio Inc. Class A(a)(b)	414,181	4,373,751
Crown Media Holdings Inc. Class A(a)(b)	173,077	870,577
Cumulus Media Inc. Class A(a)(b)	428,215	1,824,196
DG FastChannel Inc.(a)	246,264	5,398,107
Dolan Media Co.(a)(b)	410,189	4,138,807
Entercom Communications Corp.	417,219	2,094,439
Entravision Communications Corp.(a)	963,126	2,590,809
Fisher Communications Inc.	108,147	4,260,992
GateHouse Media Inc.(b)	526,093	257,786
Global Traffic Network Inc.(a)	190,653	1,767,353
Gray Television Inc.	694,345	1,194,273
Idearc Inc.(b)	2,378,631	2,973,289
Journal Communications Inc. Class A	679,819	3,317,517
Lee Enterprises Inc.(b)	727,509	2,546,282
Lin TV Corp. Class A(a)	433,105	2,234,822
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	408,981	3,480,428
McClatchy Co. (The) Class A(b)	918,582	4,041,761
Media General Inc. Class A(b)	369,508	4,592,984
Mediacom Communications Corp. Class A(a)(b)	635,575	3,762,604
Outdoor Channel Holdings Inc.(a)	260,845	2,295,436
Playboy Enterprises Inc. Class B(a)	345,204	1,360,104
PRIMEDIA Inc.	408,660	993,044
RHI Entertainment Inc.(a)	211,114	3,141,376
Scholastic Corp.	387,476	9,950,384
Sinclair Broadcast Group Inc. Class A	845,768	4,262,671
Value Line Inc.	20,542	687,952
Westwood One Inc.(a)	1,161,337	580,669
World Wrestling Entertainment Inc.	341,853	5,285,047

		110,440,646
METAL FABRICATE & HARDWARE – 0.84%
A.M. Castle & Co.	265,667	4,590,726
Ampco-Pittsburgh Corp.	133,542	3,458,738
CIRCOR International Inc.	270,968	11,768,140
Dynamic Materials Corp.	203,139	4,714,856
Haynes International Inc.(a)(b)	191,888	8,986,115
Kaydon Corp.	445,519	20,075,086
L.B. Foster Co. Class A(a)	177,973	5,413,939

Ladish Co. Inc.(a)	234,472	4,748,058
Lawson Products Inc.	67,921	1,878,016
Mueller Industries Inc.	597,388	13,745,898
Mueller Water Products Inc. Class A(b)	1,853,362	16,643,191
NN Inc.	256,150	3,291,528
Northwest Pipe Co.(a)(b)	147,231	6,422,216
Omega Flex Inc.	49,440	1,114,872
RBC Bearings Inc.(a)	350,694	11,814,881
Sun Hydraulics Corp.	188,038	4,896,510
TriMas Corp.(a)	236,572	1,551,912
Worthington Industries Inc.	1,035,406	15,468,966

		140,583,648
MINING – 0.80%
Allied Nevada Gold Corp.(a)	727,394	4,160,694
AMCOL International Corp.	415,275	12,981,497
Apex Silver Mines Ltd.(a)(b)	951,163	1,636,000
Brush Engineered Materials Inc.(a)	329,082	6,111,053
Coeur d’Alene Mines Corp.(a)(b)	8,868,198	13,568,343
Compass Minerals International Inc.	521,325	27,312,217
General Moly Inc.(a)(b)	1,013,367	4,408,146
Hecla Mining Co.(a)(b)	2,051,396	9,600,533
Horsehead Holding Corp.(a)	564,884	3,332,816
Kaiser Aluminum Corp.	253,794	10,900,452
Royal Gold Inc.	470,725	16,927,271
RTI International Metals Inc.(a)	370,508	7,247,136
Stillwater Mining Co.(a)(b)	638,477	3,709,551
United States Lime & Minerals Inc.(a)	29,033	1,118,061
Uranium Resources Inc.(a)(b)	797,715	1,348,138
USEC Inc.(a)(b)	1,790,695	9,687,660

		134,049,568
OFFICE & BUSINESS EQUIPMENT – 0.13%
IKON Office Solutions Inc.	1,303,624	22,174,644

		22,174,644
OFFICE FURNISHINGS – 0.37%
Herman Miller Inc.	903,226	22,101,940
HNI Corp.(b)	715,435	18,129,123
Interface Inc. Class A	858,910	9,765,807
Knoll Inc.	779,687	11,788,867

		61,785,737
OIL & GAS – 3.85%
Abraxas Petroleum Corp.(a)(b)	679,185	1,772,673
Alon USA Energy Inc.(b)	174,937	2,358,151
American Oil & Gas Inc.(a)(b)	598,598	1,562,341
Apco Argentina Inc.	60,022	1,699,223
Approach Resources Inc.(a)	145,444	2,103,120
Arena Resources Inc.(a)	610,100	23,702,385
Atlas America Inc.	555,337	18,942,545
ATP Oil & Gas Corp.(a)(b)	447,867	7,976,511
Berry Petroleum Co. Class A	686,973	26,606,464
Bill Barrett Corp.(a)(b)	589,525	18,929,648
BMB Munai Inc.(a)(b)	625,906	2,597,510
BPZ Resources Inc.(a)(b)	964,736	16,593,459
Brigham Exploration Co.(a)	744,324	8,180,121
Bronco Drilling Co. Inc.(a)	424,138	4,334,690
Callon Petroleum Co.(a)	337,533	6,085,720
Cano Petroleum Inc.(a)	762,856	1,762,197
Carrizo Oil & Gas Inc.(a)	439,973	15,957,821
Cheniere Energy Inc.(a)(b)	786,074	1,768,667
Clayton Williams Energy Inc.(a)	87,136	6,145,702

Comstock Resources Inc.(a)(b)	732,953	36,684,298
Concho Resources Inc.(a)(b)	890,038	24,573,949
Contango Oil & Gas Co.(a)	211,710	11,428,106
Crosstex Energy Inc.	647,435	16,166,452
CVR Energy Inc.(a)	371,076	3,161,568
Delek US Holdings Inc.	213,722	1,981,203
Delta Petroleum Corp.(a)(b)	1,000,316	13,584,291
Double Eagle Petroleum Co.(a)	132,985	1,899,026
Endeavour International Corp.(a)	1,838,673	2,427,048
Energy Partners Ltd.(a)	513,649	4,453,337
Energy XXI (Bermuda) Ltd.	1,934,779	5,881,728
EXCO Resources Inc.(a)	2,402,433	39,207,707
FX Energy Inc.(a)	649,979	4,835,844
Gasco Energy Inc.(a)(b)	1,513,068	2,753,784
GeoGlobal Resources Inc.(a)(b)	615,268	1,550,475
GeoMet Inc.(a)	299,395	1,628,709
GeoResources Inc.(a)	98,216	1,125,555
GMX Resources Inc.(a)(b)	268,785	12,847,923
Goodrich Petroleum Corp.(a)(b)	363,095	15,827,311
Gran Tierra Energy Inc.(a)(b)	1,672,903	6,206,470
Grey Wolf Inc.(a)(b)	2,878,544	22,395,072
Gulfport Energy Corp.(a)	422,289	4,244,004
Harvest Natural Resources Inc.(a)	567,817	5,746,308
Houston American Energy Corp.	241,028	1,523,297
McMoRan Exploration Co.(a)(b)	962,594	22,755,722
Meridian Resource Corp. (The)(a)	1,257,495	2,313,791
Northern Oil and Gas Inc.(a)(b)	344,805	2,803,265
Oilsands Quest Inc.(a)(b)	2,826,181	8,450,281
Panhandle Oil and Gas Inc.	118,119	3,381,747
Parallel Petroleum Corp.(a)	667,238	6,285,382
Parker Drilling Co.(a)(b)	1,818,335	14,583,047
Penn Virginia Corp.	669,183	35,761,140
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	239,041	10,606,249
PetroQuest Energy Inc.(a)(b)	698,465	10,721,438
Pioneer Drilling Co.(a)	801,834	10,664,392
PrimeEnergy Corp.(a)(b)	14,753	1,091,722
Quest Resource Corp.(a)	447,897	1,191,406
RAM Energy Resources Inc.(a)	752,769	2,175,502
Rex Energy Corp.(a)(b)	270,607	4,264,766
Rosetta Resources Inc.(a)	828,037	15,202,759
Stone Energy Corp.(a)	509,782	21,579,072
SulphCo Inc.(a)(b)	861,398	1,731,410
Swift Energy Co.(a)(b)	491,515	19,016,715
Toreador Resources Corp.(a)(b)	272,969	2,453,991
Tri-Valley Corp.(a)(b)	363,624	2,305,376
TXCO Resources Inc.(a)	564,243	5,665,000
VAALCO Energy Inc.(a)	951,739	6,509,895
Venoco Inc.(a)	326,043	4,238,559
Warren Resources Inc.(a)	938,560	9,366,829
Western Refining Inc.	482,034	4,873,364

		641,205,236
OIL & GAS SERVICES – 1.39%
Allis-Chalmers Energy Inc.(a)	450,907	5,703,974
Basic Energy Services Inc.(a)	663,754	14,137,960
Cal Dive International Inc.(a)	711,805	7,545,133
CARBO Ceramics Inc.(b)	330,331	17,048,383
Complete Production Services Inc.(a)	772,793	15,556,323
Dawson Geophysical Co.(a)	124,416	5,808,983
Dril-Quip Inc.(a)(b)	497,740	21,596,939
Flotek Industries Inc.(a)(b)	365,479	4,020,269
Geokinetics Inc.(a)	77,611	1,474,609

Gulf Island Fabrication Inc.	196,032	6,757,223
Hornbeck Offshore Services Inc.(a)(b)	373,038	14,406,728
ION Geophysical Corp.(a)(b)	1,361,212	19,315,598
Lufkin Industries Inc.	237,919	18,878,873
Matrix Service Co.(a)	419,211	8,006,930
Mitcham Industries Inc.(a)	158,350	1,597,752
NATCO Group Inc. Class A(a)(b)	321,962	12,936,433
Natural Gas Services Group Inc.(a)	195,007	3,406,772
Newpark Resources Inc.(a)	1,447,616	10,567,597
RPC Inc.	466,889	6,564,459
Superior Well Services Inc.(a)	266,248	6,738,737
T-3 Energy Services Inc.(a)	200,945	7,459,078
Trico Marine Services Inc.(a)(b)	204,738	3,496,925
Union Drilling Inc.(a)	226,575	2,399,429
Willbros Group Inc.(a)	625,138	16,566,157

		231,991,264
PACKAGING & CONTAINERS – 0.18%
AEP Industries Inc.(a)	87,605	1,752,100
BWAY Holding Co.(a)	121,731	1,427,905
Graphic Packaging Holding Co.(a)	2,333,539	5,833,848
Silgan Holdings Inc.	405,874	20,736,103

		29,749,956
PHARMACEUTICALS – 3.86%
ACADIA Pharmaceuticals Inc.(a)(b)	536,302	1,437,289
Accelrys Inc.(a)	428,011	2,349,780
Acura Pharmaceuticals Inc.(a)(b)	131,671	925,647
Adolor Corp.(a)	743,141	2,563,836
Akorn Inc.(a)(b)	920,342	4,721,354
Alexza Pharmaceuticals Inc.(a)	387,565	1,914,571
Alkermes Inc.(a)	1,538,043	20,455,972
Allos Therapeutics Inc.(a)(b)	854,218	6,329,755
Alnylam Pharmaceuticals Inc.(a)(b)	572,663	16,578,594
Alpharma Inc. Class A(a)(b)	672,219	24,798,159
Amicus Therapeutics Inc.(a)	78,413	1,185,605
Ardea Biosciences Inc.(a)	172,313	2,383,089
Array BioPharma Inc.(a)	765,402	5,878,287
Auxilium Pharmaceuticals Inc.(a)	662,300	21,458,520
Biodel Inc.(a)	173,286	580,508
BioForm Medical Inc.(a)	349,321	1,369,338
Cadence Pharmaceuticals Inc.(a)(b)	326,230	2,896,922
Caraco Pharmaceutical Laboratories Ltd.(a)	177,117	2,215,734
China Sky One Medical Inc.(a)(b)	121,286	1,473,625
Cubist Pharmaceuticals Inc.(a)(b)	907,682	20,177,771
CV Therapeutics Inc.(a)	978,035	10,562,778
Cypress Bioscience Inc.(a)	606,226	4,455,761
Dendreon Corp.(a)(b)	1,501,368	8,572,811
Depomed Inc.(a)(b)	776,950	2,835,868
Discovery Laboratories Inc.(a)(b)	1,567,122	2,930,518
DURECT Corp.(a)	1,318,621	7,384,278
Dyax Corp.(a)	898,899	3,955,156
Emergent BioSolutions Inc.(a)	218,322	2,857,835
HealthExtras Inc.(a)	530,378	13,853,473
Idenix Pharmaceuticals Inc.(a)	403,568	2,917,797
I-Flow Corp.(a)	349,319	3,252,160
Indevus Pharmaceuticals Inc.(a)	1,250,629	4,189,607
Inspire Pharmaceuticals Inc.(a)	684,043	2,442,034
Isis Pharmaceuticals Inc.(a)(b)	1,452,321	24,529,702
Javelin Pharmaceuticals Inc.(a)	800,495	2,081,287
Jazz Pharmaceuticals Inc.(a)	107,094	529,044
K-V Pharmaceutical Co. Class A(a)(b)	530,318	12,043,522
Ligand Pharmaceuticals Inc. Class B(a)	1,358,887	4,008,717

Mannatech Inc.(b)	255,910	1,023,640
MannKind Corp.(a)(b)	831,455	3,209,416
MAP Pharmaceuticals Inc.(a)(b)	123,847	1,253,332
Medarex Inc.(a)(b)	2,054,384	13,291,864
Medicines Co. (The)(a)	837,233	19,440,550
Medicis Pharmaceutical Corp. Class A	908,208	13,541,381
MiddleBrook Pharmaceuticals Inc.(a)(b)	590,032	885,048
Nabi Biopharmaceuticals(a)	835,229	3,892,167
Neogen Corp.(a)	232,350	6,547,623
Neurocrine Biosciences Inc.(a)(b)	620,560	2,910,426
Noven Pharmaceuticals Inc.(a)	400,070	4,672,818
NPS Pharmaceuticals Inc.(a)	762,512	5,444,336
Obagi Medical Products Inc.(a)	286,514	2,859,410
Omega Protein Corp.(a)	296,441	3,486,146
Onyx Pharmaceuticals Inc.(a)	894,405	32,359,573
Opko Health Inc.(a)(b)	767,072	1,342,376
OSI Pharmaceuticals Inc.(a)(b)	920,459	45,369,424
Osiris Therapeutics Inc.(a)(b)	241,201	4,652,767
Pain Therapeutics Inc.(a)(b)	553,298	5,405,721
Par Pharmaceutical Companies Inc.(a)(b)	557,265	6,848,787
PetMed Express Inc.(a)	383,147	6,015,408
Pharmasset Inc.(a)	270,753	5,401,522
PharMerica Corp.(a)	490,228	11,025,228
POZEN Inc.(a)(b)	419,603	4,410,028
Progenics Pharmaceuticals Inc.(a)(b)	429,634	5,718,429
Questcor Pharmaceuticals Inc.(a)	871,379	6,404,636
Rigel Pharmaceuticals Inc.(a)	587,389	13,715,533
Salix Pharmaceuticals Ltd.(a)(b)	771,187	4,943,309
Schiff Nutrition International Inc.(a)	148,260	1,012,616
Sciele Pharma Inc.(b)	510,846	15,728,948
Star Scientific Inc.(a)(b)	1,060,760	3,776,306
Sucampo Pharmaceuticals Inc.(a)	148,920	1,270,288
Synta Pharmaceuticals Corp.(a)(b)	271,449	2,068,441
Synutra International Inc.(a)(b)	167,546	3,372,701
Targacept Inc.(a)	289,951	1,684,615
Theravance Inc.(a)(b)	833,407	10,384,251
United Therapeutics Corp.(a)	362,329	38,106,141
USANA Health Sciences Inc.(a)(b)	112,683	4,618,876
Valeant Pharmaceuticals International(a)(b)	1,122,529	22,978,169
ViroPharma Inc.(a)(b)	1,126,072	14,774,065
VIVUS Inc.(a)	1,113,093	8,837,958
XenoPort Inc.(a)(b)	404,523	19,615,320
Zymogenetics Inc.(a)(b)	601,473	4,005,810

		643,402,107
REAL ESTATE – 0.21%
Avatar Holdings Inc.(a)(b)	98,562	3,252,546
Consolidated-Tomoka Land Co.	87,250	3,768,328
Forestar Real Estate Group Inc.(a)	573,824	8,463,904
FX Real Estate and Entertainment Inc.(a)	166,209	172,857
Grubb & Ellis Co.	564,389	1,523,850
Hilltop Holdings Inc.(a)(b)	725,510	7,487,263
Meruelo Maddux Properties Inc.(a)(b)	708,071	863,847
Resource Capital Corp.(b)	344,208	2,085,900
Stratus Properties Inc.(a)	98,700	2,716,224
Thomas Properties Group Inc.	384,602	3,884,480
United Capital Corp.(a)	29,033	769,084

		34,988,283
REAL ESTATE INVESTMENT TRUSTS – 5.97%
Acadia Realty Trust(b)	519,223	13,125,957
Agree Realty Corp.	125,753	3,596,536
Alexander’s Inc.(a)	32,393	12,957,200

American Campus Communities Inc.	680,990	23,071,941
American Capital Agency Corp.(b)	161,642	2,799,639
Anthracite Capital Inc.(b)	946,154	5,071,385
Anworth Mortgage Asset Corp.	1,328,729	7,866,076
Arbor Realty Trust Inc.(b)	228,539	2,285,390
Ashford Hospitality Trust Inc.	1,927,272	7,805,452
Associated Estates Realty Corp.	110,046	1,433,899
BioMed Realty Trust Inc.(b)	1,154,241	30,529,674
Capital Trust Inc. Class A(b)	268,224	4,157,472
CapLease Inc.	720,652	5,714,770
Capstead Mortgage Corp.	908,286	9,945,732
Care Investment Trust Inc.	211,785	2,431,292
Cedar Shopping Centers Inc.	616,779	8,153,818
Chimera Investment Corp.(b)	544,919	3,383,947
Cogdell Spencer Inc.	170,923	2,741,605
Colonial Properties Trust	763,157	14,263,404
Corporate Office Properties Trust	625,456	25,237,150
Cousins Properties Inc.(b)	306,033	7,721,213
DCT Industrial Trust Inc.	2,763,716	20,700,233
DiamondRock Hospitality Co.	1,525,338	13,880,576
DuPont Fabros Technology Inc.	192,228	2,931,477
EastGroup Properties Inc.	400,717	19,450,803
Education Realty Trust Inc.	459,226	5,088,224
Entertainment Properties Trust	492,857	26,969,135
Equity Lifestyle Properties Inc.	327,578	17,371,461
Equity One Inc.(b)	518,426	10,622,549
Extra Space Storage Inc.	1,278,680	19,640,525
FelCor Lodging Trust Inc.	1,012,323	7,248,233
First Industrial Realty Trust Inc.(b)	713,087	20,451,335
First Potomac Realty Trust(b)	393,586	6,765,743
Franklin Street Properties Corp.(b)	951,870	12,374,310
Getty Realty Corp.	279,205	6,189,975
Glimcher Realty Trust	609,115	6,359,161
Gramercy Capital Corp.(b)	672,784	1,742,511
Hatteras Financial Corp.	185,015	4,292,348
Healthcare Realty Trust Inc.	942,465	27,472,855
Hersha Hospitality Trust	774,984	5,765,881
Highwoods Properties Inc.(b)	923,416	32,836,673
Home Properties Inc.(b)	509,153	29,505,416
Inland Real Estate Corp.(b)	922,767	14,478,214
Investors Real Estate Trust	924,247	10,342,324
JER Investors Trust Inc.(b)	368,996	1,778,561
Kite Realty Group Trust	326,544	3,591,984
LaSalle Hotel Properties	645,895	15,062,271
Lexington Realty Trust	833,190	14,347,532
LTC Properties Inc.	371,404	10,889,565
Maguire Properties Inc.	615,598	3,668,964
Medical Properties Trust Inc.	1,067,958	12,121,323
MFA Mortgage Investments Inc.	3,183,862	20,695,103
Mid-America Apartment Communities Inc.	422,438	20,758,603
Mission West Properties Inc.	318,604	3,103,203
Monmouth Real Estate Investment Corp. Class A	315,338	2,456,483
National Health Investors Inc.	358,320	12,247,378
National Retail Properties Inc.(b)	1,182,051	28,310,121
Newcastle Investment Corp.(b)	852,076	5,410,683
NorthStar Realty Finance Corp.(b)	896,527	6,948,084
Omega Healthcare Investors Inc.(b)	1,314,752	25,848,024
One Liberty Properties Inc.	128,898	2,277,628
Parkway Properties Inc.(b)	246,297	9,324,804
Pennsylvania Real Estate Investment Trust	567,258	10,692,813
Post Properties Inc.(b)	710,113	19,861,861
PS Business Parks Inc.	241,705	13,922,208

RAIT Financial Trust(b)	997,884	5,478,383
Ramco-Gershenson Properties Trust	254,000	5,694,680
Realty Income Corp.(b)	1,630,028	41,728,717
Redwood Trust Inc.(b)	528,705	11,488,760
Saul Centers Inc.	152,688	7,716,852
Senior Housing Properties Trust(b)	1,842,276	43,901,437
Sovran Self Storage Inc.	351,860	15,724,623
Strategic Hotels & Resorts Inc.(b)	1,198,253	9,046,810
Sun Communities Inc.	265,333	5,256,247
Sunstone Hotel Investors Inc.	825,961	11,150,474
Tanger Factory Outlet Centers Inc.(b)	507,606	22,228,067
Universal Health Realty Income Trust	190,925	7,426,983
Urstadt Biddle Properties Inc. Class A	314,123	5,889,806
U-Store-It Trust	796,908	9,778,061
Washington Real Estate Investment Trust(b)	795,366	29,134,257
Winthrop Realty Trust Inc.	903,465	3,523,514

		995,258,381
RETAIL – 5.36%
Aeropostale Inc.(a)(b)	1,076,322	34,560,699
AFC Enterprises Inc.(a)	408,364	2,964,723
America’s Car-Mart Inc.(a)	162,501	3,020,894
Aristotle Corp. (The)(a)(b)	19,463	154,342
Asbury Automotive Group Inc.	514,195	5,923,526
Bebe Stores Inc.	618,810	6,045,774
Big 5 Sporting Goods Corp.	353,386	3,646,944
BJ’s Restaurants Inc.(a)(b)	281,251	3,358,137
Blockbuster Inc. Class A(a)(b)	2,848,875	5,840,194
Bob Evans Farms Inc.(b)	498,802	13,612,307
Borders Group Inc.	974,955	6,395,705
Brown Shoe Co. Inc.	681,518	11,163,265
Buckle Inc. (The)	249,028	13,831,015
Buffalo Wild Wings Inc.(a)(b)	286,606	11,533,025
Build-A-Bear Workshop Inc.(a)	267,602	1,948,143
Cabela’s Inc. Class A(a)(b)	632,735	7,643,439
Cache Inc.(a)	183,032	1,257,430
California Pizza Kitchen Inc.(a)(b)	339,755	4,372,647
Casey’s General Store Inc.	816,168	24,623,789
Cash America International Inc.	468,996	16,902,616
Casual Male Retail Group Inc.(a)	604,284	2,374,836
Cato Corp. Class A	445,831	7,824,334
CBRL Group Inc.(b)	357,081	9,391,230
CEC Entertainment Inc.(a)	324,387	10,769,648
Charlotte Russe Holding Inc.(a)	336,414	3,448,244
Charming Shoppes Inc.(a)(b)	1,824,502	8,921,815
Cheesecake Factory Inc. (The)(a)	1,079,727	15,785,609
Chico’s FAS Inc.(a)	2,840,020	15,534,909
Children’s Place Retail Stores Inc. (The)(a)(b)	376,059	12,541,568
Christopher & Banks Corp.	569,954	4,371,547
Circuit City Stores Inc.	2,724,496	2,043,372
Citi Trends Inc.(a)(b)	230,701	3,758,119
CKE Restaurants Inc.	843,579	8,941,937
Coldwater Creek Inc.(a)(b)	916,033	5,303,831
Collective Brands Inc.(a)	1,029,040	18,841,722
Conn’s Inc.(a)(b)	158,388	2,963,439
Denny’s Corp.(a)	1,533,704	3,956,956
Dillard’s Inc. Class A(b)	919,284	10,847,551
DineEquity Inc.(b)	280,264	4,725,251
Domino’s Pizza Inc.(a)(b)	631,945	7,671,812
Dress Barn Inc.(a)(b)	725,233	11,088,813
DSW Inc. Class A(a)(b)	216,992	2,972,790
Einstein Noah Restaurant Group Inc.(a)	72,737	733,189
EZCORP Inc.(a)	619,110	11,639,268

FGX International Holdings Ltd.(a)	222,023	2,457,795
Finish Line Inc. (The) Class A	686,481	6,857,945
First Cash Financial Services Inc.(a)	319,594	4,793,910
Fred’s Inc.	642,921	9,142,337
Fuqi International Inc.(a)	158,592	1,292,525
Genesco Inc.(a)(b)	308,866	10,340,834
Group 1 Automotive Inc.	373,971	8,126,390
Haverty Furniture Companies Inc.	286,192	3,274,036
hhgregg Inc.(a)	202,637	1,975,711
Hibbett Sports Inc.(a)(b)	458,279	9,174,746
Hot Topic Inc.(a)	704,296	4,655,397
Insight Enterprises Inc.(a)	755,066	10,125,435
J. Crew Group Inc.(a)(b)	682,001	19,484,769
Jack in the Box Inc.(a)	945,871	19,957,878
Jo-Ann Stores Inc.(a)	408,330	8,566,763
Jos. A. Bank Clothiers Inc.(a)(b)	293,215	9,852,024
Kenneth Cole Productions Inc. Class A	145,264	2,135,381
Krispy Kreme Doughnuts Inc.(a)(b)	909,092	3,000,004
Landry’s Restaurants Inc.(b)	187,895	2,921,767
Longs Drug Stores Corp.	500,763	37,877,713
Luby’s Inc.(a)	349,447	2,809,554
lululemon athletica inc.(a)(b)	290,380	6,687,451
Lumber Liquidators Inc.(a)	151,608	1,904,196
MarineMax Inc.(a)(b)	263,525	1,905,286
Men’s Wearhouse Inc. (The)(b)	830,748	17,645,088
Movado Group Inc.	256,736	5,738,050
New York & Co. Inc.(a)	374,575	3,573,446
99 Cents Only Stores(a)(b)	756,209	8,295,613
Nu Skin Enterprises Inc. Class A	797,062	12,928,346
O’Charley’s Inc.	291,725	2,552,594
P.F. Chang’s China Bistro Inc.(a)(b)	389,159	9,160,803
Pacific Sunwear of California Inc.(a)	1,061,233	7,142,098
Pantry Inc. (The)(a)	357,808	7,581,952
Papa John’s International Inc.(a)	351,890	9,557,332
PC Connection Inc.(a)	156,251	1,045,319
PC Mall Inc.(a)	178,133	1,216,648
Pep Boys – Manny, Moe & Jack (The)	680,050	4,202,709
Pier 1 Imports Inc.(a)(b)	1,433,622	5,920,859
PriceSmart Inc.	232,791	3,896,921
Red Robin Gourmet Burgers Inc.(a)(b)	271,601	7,278,907
Regis Corp.	692,355	19,039,763
Retail Ventures Inc.(a)	467,730	1,824,147
Rex Stores Corp.(a)	134,689	1,555,658
Ruby Tuesday Inc.(a)(b)	835,320	4,836,503
Rush Enterprises Inc. Class A(a)	542,088	6,938,726
Ruth’s Hospitality Group Inc.(a)(b)	325,595	1,279,588
Sally Beauty Co. Inc.(a)(b)	1,518,175	13,056,305
School Specialty Inc.(a)(b)	302,767	9,443,303
Shoe Carnival Inc.(a)	143,658	2,353,118
Sonic Automotive Inc.	419,720	3,550,831
Sonic Corp.(a)(b)	964,355	14,050,652
Stage Stores Inc.	617,558	8,435,842
Steak n Shake Co. (The)(a)(b)	463,518	4,023,336
Stein Mart Inc.	409,133	1,599,710
Susser Holdings Corp.(a)	126,489	1,904,924
Syms Corp.(a)	107,199	1,448,258
Systemax Inc.	177,755	2,499,235
Talbots Inc. (The)(b)	394,030	5,161,793
Texas Roadhouse Inc. Class A(a)(b)	844,721	7,594,042
Titan Machinery Inc.(a)(b)	118,179	2,459,305
Tractor Supply Co.(a)	536,240	22,548,892
Tuesday Morning Corp.(a)	491,123	2,028,338
Tween Brands Inc.(a)	399,598	3,912,064

Ulta Salon Cosmetics & Fragrance Inc.(a)	327,307	4,346,637
Under Armour Inc. Class A(a)(b)	530,351	16,843,948
Wendy’s/Arby’s Group Inc. Class A	6,373,661	33,525,457
Wet Seal Inc. Class A(a)	1,484,882	5,390,122
World Fuel Services Corp.	462,916	10,660,955
Zale Corp.(a)(b)	516,311	12,907,775
Zumiez Inc.(a)	316,751	5,220,056

		892,746,219
SAVINGS & LOANS – 1.29%
Abington Bancorp Inc.	394,325	3,990,569
Anchor BanCorp Wisconsin Inc.	306,706	2,254,289
BankFinancial Corp.	317,581	4,662,089
Beneficial Mutual Bancorp Inc.(a)	528,261	6,682,502
Berkshire Hills Bancorp Inc.	169,062	5,409,984
Brookline Bancorp Inc.	936,778	11,981,391
Brooklyn Federal Bancorp Inc.	54,105	800,213
Clifton Savings Bancorp Inc.	167,378	2,006,862
Danvers Bancorp Inc.	288,137	3,673,747
Dime Community Bancshares Inc.	378,881	5,766,569
Downey Financial Corp.(b)	330,332	924,930
Essa Bancorp Inc.	273,850	3,806,515
First Financial Holdings Inc.	187,892	4,919,013
First Financial Northwest Inc.	369,249	3,810,650
First Niagara Financial Group Inc.	1,765,616	27,808,452
First Place Financial Corp.	274,355	3,525,462
FirstFed Financial Corp.(a)(b)	221,306	1,735,039
Flagstar Bancorp Inc.(b)	839,623	2,502,077
Flushing Financial Corp.	345,488	6,046,040
Fox Chase Bancorp Inc.(a)	98,490	1,152,333
Guaranty Financial Group Inc.(a)(b)	603,515	2,383,884
Home Federal Bancorp Inc.	107,272	1,367,718
Investors Bancorp Inc.(a)	710,182	10,688,239
Kearny Financial Corp.	286,144	3,502,403
Meridian Interstate Bancorp Inc.(a)	167,573	1,710,920
NASB Financial Inc.	54,315	1,764,694
NewAlliance Bancshares Inc.	1,747,738	26,268,502
Northwest Bancorp Inc.(b)	274,582	7,561,988
OceanFirst Financial Corp.	143,130	2,593,516
Oritani Financial Corp.(a)(b)	210,036	3,539,107
Provident Financial Services Inc.	960,573	15,859,060
Provident New York Bancorp	645,321	8,531,144
Rockville Financial Inc.(b)	142,313	2,241,430
Roma Financial Corp.	138,740	2,046,415
United Community Financial Corp.	426,409	2,132,045
United Financial Bancorp Inc.	286,888	4,260,287
ViewPoint Financial Group	178,152	3,117,660
Waterstone Financial Inc.(a)	112,059	1,094,816
Westfield Financial Inc.	511,551	5,268,975
WSFS Financial Corp.	99,106	5,946,360

		215,337,889
SEMICONDUCTORS – 2.64%
Actel Corp.(a)	408,314	5,095,759
Advanced Analogic Technologies Inc.(a)	738,458	3,433,830
Amkor Technology Inc.(a)(b)	1,755,022	11,179,490
ANADIGICS Inc.(a)	1,009,242	2,835,970
Applied Micro Circuits Corp.(a)	1,043,586	6,240,644
Asyst Technologies Inc.(a)	802,409	1,925,782
ATMI Inc.(a)	516,860	9,293,143
AuthenTec Inc.(a)	403,861	868,301
Axcelis Technologies Inc.(a)	1,657,947	2,818,510
Bookham Inc.(a)	1,635,892	1,848,558

Brooks Automation Inc.(a)	1,023,107	8,553,175
Cabot Microelectronics Corp.(a)	377,563	12,112,221
Cavium Networks Inc.(a)(b)	487,215	6,859,987
CEVA Inc.(a)	324,827	2,696,064
Cirrus Logic Inc.(a)	1,047,598	5,709,409
Cohu Inc.	371,650	5,879,503
Diodes Inc.(a)(b)	466,581	8,608,419
DSP Group Inc.(a)	393,098	3,007,200
EMCORE Corp.(a)(b)	1,181,300	5,835,622
Emulex Corp.(a)	1,358,517	14,495,376
Entegris Inc.(a)	1,839,191	8,901,684
Entropic Communications Inc.(a)	147,398	207,831
Exar Corp.(a)	601,113	4,604,526
FormFactor Inc.(a)	785,807	13,688,758
Hittite Microwave Corp.(a)	314,387	10,563,403
IPG Photonics Corp.(a)	309,779	6,043,788
IXYS Corp.(a)	390,017	3,545,255
Kopin Corp.(a)	1,114,582	3,477,496
Kulicke and Soffa Industries Inc.(a)	864,369	3,898,304
Lattice Semiconductor Corp.(a)	1,858,504	3,828,518
LTX-Credence Corp.(a)	2,025,795	3,524,883
Mattson Technology Inc.(a)	797,209	3,770,799
Micrel Inc.	799,868	7,254,803
Microsemi Corp.(a)(b)	1,265,428	32,243,105
Microtune Inc.(a)	880,495	2,359,727
MIPS Technologies Inc. Class A(a)	717,423	2,518,155
MKS Instruments Inc.(a)	802,093	15,969,672
Monolithic Power Systems Inc.(a)(b)	420,869	7,310,495
NetLogic Microsystems Inc.(a)(b)	275,673	8,336,352
OmniVision Technologies Inc.(a)	822,723	9,387,269
Pericom Semiconductor Corp.(a)	356,036	3,738,378
Photronics Inc.(a)	682,242	1,282,615
PLX Technology Inc.(a)	456,323	2,336,374
PMC-Sierra Inc.(a)	3,519,738	26,116,456
Power Integrations Inc.(a)	489,943	11,807,626
Rubicon Technology Inc.(a)	215,611	1,556,711
Rudolph Technologies Inc.(a)	493,133	4,132,455
Semitool Inc.(a)	364,330	2,980,219
Semtech Corp.(a)	993,562	13,870,126
Silicon Image Inc.(a)	1,180,610	6,304,457
SiRF Technology Holdings Inc.(a)	978,556	1,458,048
Skyworks Solutions Inc.(a)(b)	2,623,617	21,933,438
Spansion Inc. Class A(a)(b)	2,058,862	3,191,236
Standard Microsystems Corp.(a)	362,222	9,048,306
Supertex Inc.(a)	179,042	5,041,823
Techwell Inc.(a)	247,566	2,334,547
Tessera Technologies Inc.(a)	778,138	12,714,775
Transmeta Corp.(a)	195,725	3,172,702
TriQuint Semiconductor Inc.(a)	2,307,724	11,053,998
Ultra Clean Holdings Inc.(a)	314,706	1,586,118
Ultratech Inc.(a)	376,308	4,553,327
Veeco Instruments Inc.(a)	514,066	7,613,317
Volterra Semiconductor Corp.(a)	407,983	5,193,624
Zoran Corp.(a)	834,340	6,808,214

		440,560,676
SOFTWARE – 3.85%
ACI Worldwide Inc.(a)(b)	553,812	9,702,786
Actuate Corp.(a)	978,021	3,423,074
Acxiom Corp.	983,193	12,329,240
Advent Software Inc.(a)(b)	268,408	9,456,014
Allscripts Healthcare Solutions Inc.(a)	918,847	11,430,457
American Reprographics Co.(a)	585,871	10,106,275

American Software Inc. Class A	359,483	1,959,182
ArcSight Inc.(a)	112,580	858,985
Avid Technology Inc.(a)(b)	485,732	11,686,712
Blackbaud Inc.	719,686	13,278,207
Blackboard Inc.(a)(b)	497,863	20,058,900
Bottomline Technologies Inc.(a)	354,638	3,688,235
Callidus Software Inc.(a)(b)	487,585	1,930,837
CommVault Systems Inc.(a)	688,184	8,292,617
Computer Programs and Systems Inc.	148,884	4,310,192
Concur Technologies Inc.(a)(b)	693,489	26,532,889
CSG Systems International Inc.(a)	562,330	9,857,645
Deltek Inc.(a)	201,398	1,224,500
DemandTec Inc.(a)	316,221	2,849,151
Digi International Inc.(a)	415,751	4,240,660
DivX Inc.(a)	434,005	2,808,012
DMRC Corp.(c)	65,732	766,106
Double-Take Software Inc.(a)	279,906	2,785,065
Ebix Inc.(a)	32,804	3,082,264
Eclipsys Corp.(a)	875,047	18,332,235
Epicor Software Corp.(a)(b)	955,679	7,540,307
EPIQ Systems Inc.(a)	569,520	7,745,472
Fair Isaac Corp.	782,678	18,040,728
FalconStor Software Inc.(a)	615,694	3,300,120
Guidance Software Inc.(a)	153,096	718,020
infoGROUP Inc.	532,648	3,520,803
Informatica Corp.(a)	1,424,633	18,505,983
InnerWorkings Inc.(a)(b)	509,027	5,645,109
Interactive Intelligence Inc.(a)	223,848	2,019,109
JDA Software Group Inc.(a)	415,242	6,315,831
Lawson Software Inc.(a)	1,902,298	13,316,086
ManTech International Corp. Class A(a)	330,355	19,586,748
MedAssets Inc.(a)	294,026	5,057,247
MicroStrategy Inc. Class A(a)	145,540	8,663,996
Midway Games Inc.(a)(b)	191,420	453,665
Monotype Imaging Holdings Inc.(a)	242,910	2,703,588
MSC Software Corp.(a)	724,501	7,752,161
NetSuite Inc.(a)(b)	114,907	2,070,624
Omnicell Inc.(a)	500,297	6,578,906
Omniture Inc.(a)(b)	1,004,187	18,436,873
OpenTV Corp. Class A(a)(b)	1,410,932	1,989,414
OPNET Technologies Inc.(a)	212,656	2,590,150
Parametric Technology Corp.(a)	1,852,992	34,095,053
Pegasystems Inc.	232,493	3,001,485
Phase Forward Inc.(a)	688,435	14,395,176
Phoenix Technologies Ltd.(a)	443,993	3,547,504
Progress Software Corp.(a)	668,521	17,374,861
PROS Holdings Inc.(a)	207,811	1,951,345
QAD Inc.	197,700	1,368,084
Quality Systems Inc.(b)	281,811	11,909,333
Quest Software Inc.(a)	1,164,667	14,779,624
Renaissance Learning Inc.(b)	156,145	2,028,324
Schawk Inc.	243,067	3,675,173
SeaChange International Inc.(a)	497,819	4,808,932
Smith Micro Software Inc.(a)	491,607	3,490,410
Solera Holdings Inc.(a)	830,404	23,849,203
SPSS Inc.(a)	287,611	8,444,259
Sybase Inc.(a)	1,275,719	39,062,516
Synchronoss Technologies Inc.(a)	354,560	3,336,410
SYNNEX Corp.(a)	280,283	6,261,522
Take-Two Interactive Software Inc.	1,237,334	20,292,278
Taleo Corp. Class A(a)	418,769	8,329,315
THQ Inc.(a)(b)	1,072,815	12,916,693
Trident Microsystems Inc.(a)	987,478	2,369,947

Ultimate Software Group Inc.(a)	395,986	10,691,622
Unica Corp.(a)(b)	222,172	1,741,828
VeriFone Holdings Inc.(a)	1,099,683	18,188,757
Wind River Systems Inc.(a)	1,159,554	11,595,540

		641,046,374
STORAGE & WAREHOUSING – 0.06%
Mobile Mini Inc.(a)(b)	557,327	10,773,131

		10,773,131
TELECOMMUNICATIONS – 4.04%
Acme Packet Inc.(a)	438,074	2,510,164
Adaptec Inc.(a)	1,951,039	6,399,408
ADTRAN Inc.	904,251	17,623,852
Airvana Inc.(a)	389,214	2,292,470
Alaska Communications Systems Group Inc.	697,660	8,532,382
Anaren Inc.(a)	236,844	2,403,967
Anixter International Inc.(a)(b)	480,674	28,604,910
Applied Signal Technology Inc.	203,137	3,530,521
ARRIS Group Inc.(a)	1,973,147	15,252,426
Aruba Networks Inc.(a)(b)	844,804	4,333,845
Atheros Communications Inc.(a)(b)	954,995	22,518,782
Atlantic Tele-Network Inc.	152,628	4,273,584
Avanex Corp.(a)	217,475	1,017,783
BigBand Networks Inc.(a)	532,026	1,963,176
Black Box Corp.	281,901	9,734,042
Cbeyond Inc.(a)	386,404	5,560,354
Centennial Communications Corp.(a)	1,083,938	6,763,773
Cincinnati Bell Inc.(a)	3,912,654	12,090,101
Comtech Telecommunications Corp.(a)(b)	389,736	19,190,601
Consolidated Communications Holdings Inc.	373,742	5,636,029
CPI International Inc.(a)	153,654	2,224,910
EMS Technologies Inc.(a)	251,069	5,601,349
Extreme Networks Inc.(a)	1,877,000	6,325,490
FairPoint Communications Inc.	1,434,716	12,438,988
FiberTower Corp.(a)	1,946,295	2,685,887
Finisar Corp.(a)(b)	6,357,891	6,421,470
Foundry Networks Inc.(a)	2,347,249	42,743,404
General Communication Inc. Class A(a)	729,516	6,755,318
GeoEye Inc.(a)	290,078	6,419,426
Global Crossing Ltd.(a)	421,291	6,386,772
Globalstar Inc.(a)	678,661	1,153,724
Globecomm Systems Inc.(a)	325,590	2,845,657
Harmonic Inc.(a)(b)	1,514,819	12,800,221
Harris Stratex Networks Inc.(a)	412,982	3,225,389
Hughes Communications Inc.(a)	115,766	4,248,612
Hungarian Telephone and Cable Corp.(a)	77,843	1,549,076
Hypercom Corp.(a)	864,654	3,441,323
ICO Global Communications (Holdings) Ltd.(a)	1,671,462	1,821,894
IDT Corp. Class B(a)	876,194	648,384
Infinera Corp.(a)(b)	1,493,209	14,275,078
InterDigital Inc.(a)(b)	730,109	17,559,121
Iowa Telecommunications Services Inc.	515,326	9,626,290
iPCS Inc.(a)	276,688	6,161,842
Ixia(a)	686,371	5,058,554
Knology Inc.(a)	458,324	3,698,675
Loral Space & Communications Inc.(a)	187,893	2,775,180
MasTec Inc.(a)	692,403	9,202,036
MRV Communications Inc.(a)	2,547,059	2,980,059
NETGEAR Inc.(a)	568,790	8,531,850
Neutral Tandem Inc.(a)	268,655	4,980,864
Newport Corp.(a)(b)	579,534	6,247,377
NextWave Wireless Inc.(a)(b)	785,687	471,412

Novatel Wireless Inc.(a)(b)	511,388	3,099,011
NTELOS Holdings Corp.	481,236	12,940,436
Oplink Communications Inc.(a)	334,986	4,043,281
Opnext Inc.(a)	309,344	1,419,889
ORBCOMM Inc.(a)(b)	511,113	2,519,787
PAETEC Holding Corp.(a)(b)	1,997,052	4,293,662
ParkerVision Inc.(a)(b)	370,747	3,707,470
Plantronics Inc.	787,893	17,743,350
Polycom Inc.(a)	1,408,853	32,586,770
Powerwave Technologies Inc.(a)	2,117,032	8,383,447
Preformed Line Products Co.	43,741	2,551,850
Premiere Global Services Inc.(a)	995,668	13,999,092
RCN Corp.(a)	606,893	7,440,508
RF Micro Devices Inc.(a)	4,233,453	12,361,683
SAVVIS Inc.(a)(b)	604,829	8,128,902
Shenandoah Telecommunications Co.	378,933	8,363,051
ShoreTel Inc.(a)	701,712	4,027,827
Sonus Networks Inc.(a)	3,284,186	9,458,456
Starent Networks Corp.(a)(b)	479,420	6,203,695
Switch & Data Facilities Co. Inc.(a)(b)	330,949	4,120,315
Sycamore Networks Inc.(a)	3,081,235	9,952,389
Symmetricom Inc.(a)	743,166	3,693,535
Syniverse Holdings Inc.(a)	825,680	13,714,545
Tekelec(a)	1,049,901	14,688,115
TerreStar Corp.(a)(b)	939,692	939,692
3Com Corp.(a)	6,490,668	15,123,256
tw telecom inc.(a)(b)	2,367,526	24,598,595
USA Mobility Inc.(a)	375,941	4,135,351
UTStarcom Inc.(a)(b)	1,778,236	5,992,655
Viasat Inc.(a)	408,457	9,631,416
Virgin Mobile USA Inc. Class A(a)	492,338	1,447,474
Vonage Holdings Corp.(a)(b)	842,062	842,062

		673,689,369
TEXTILES – 0.12%
G&K Services Inc. Class A	318,730	10,534,027
UniFirst Corp.	231,410	9,971,457

		20,505,484
TOYS, GAMES & HOBBIES – 0.29%
JAKKS Pacific Inc.(a)(b)	441,471	10,997,043
LeapFrog Enterprises Inc.(a)	531,772	5,615,512
Marvel Entertainment Inc.(a)	787,367	26,880,709
RC2 Corp.(a)	280,405	5,608,100

		49,101,364
TRANSPORTATION – 1.92%
American Commercial Lines Inc.(a)(b)	574,928	6,117,234
Arkansas Best Corp.(b)	364,384	12,276,097
Arlington Tankers Ltd.	204,675	3,147,902
Atlas Air Worldwide Holdings Inc.(a)	213,916	8,622,954
Bristow Group Inc.(a)(b)	389,813	13,191,272
CAI International Inc.(a)	118,839	1,314,359
Celadon Group Inc.(a)	351,874	4,035,995
DHT Maritime Inc.	633,759	4,258,860
Dynamex Inc.(a)	148,030	4,212,934
Eagle Bulk Shipping Inc.	752,392	10,488,344
Forward Air Corp.	464,076	12,636,789
Genco Shipping & Trading Ltd.(b)	391,163	13,002,258
General Maritime Corp.	429,605	8,368,705
Genesee & Wyoming Inc. Class A(a)	493,786	18,526,851
Golar LNG Ltd.	568,814	7,553,850
GulfMark Offshore Inc.(a)	363,109	16,296,332

Heartland Express Inc.	898,926	13,951,332
Horizon Lines Inc. Class A	483,135	4,768,542
Hub Group Inc. Class A(a)(b)	594,828	22,395,274
International Shipholding Corp.(a)	97,799	2,141,798
Knight Transportation Inc.	921,620	15,639,891
Knightsbridge Tankers Ltd.	275,539	7,293,517
Marten Transport Ltd.(a)	246,281	4,804,942
Nordic American Tanker Shipping Ltd.	553,373	17,741,138
Old Dominion Freight Line Inc.(a)	445,301	12,619,830
Pacer International Inc.	558,491	9,198,347
Patriot Transportation Holding Inc.(a)	25,196	1,990,484
PHI Inc.(a)	219,580	8,109,089
Saia Inc.(a)	217,179	2,884,137
Ship Finance International Ltd.	679,228	14,644,156
TBS International Ltd.(a)	169,250	2,278,105
Teekay Tankers Ltd. Class A(b)	217,949	3,689,877
Ultrapetrol (Bahamas) Ltd.(a)	403,984	3,171,274
Universal Truckload Services Inc.(a)	96,977	2,362,360
Werner Enterprises Inc.	684,461	14,859,648
YRC Worldwide Inc.(a)(b)	919,432	10,996,407

		319,590,884
TRUCKING & LEASING – 0.16%
Aircastle Ltd.	751,417	7,446,542
AMERCO(a)	151,222	6,340,738
Greenbrier Companies Inc. (The)	264,030	5,151,225
TAL International Group Inc.	234,756	4,887,620
Textainer Group Holdings Ltd.	155,198	2,357,458

		26,183,583
WATER – 0.33%
American States Water Co.	277,632	10,688,832
California Water Service Group	315,877	12,161,265
Connecticut Water Service Inc.	136,251	3,944,466
Consolidated Water Co. Ltd.(b)	234,645	3,993,658
Middlesex Water Co.	214,378	3,745,184
PICO Holdings Inc.(a)	260,727	9,362,707
SJW Corp.	211,589	6,341,322
Southwest Water Co.	394,819	5,033,942

		55,271,376

TOTAL COMMON STOCKS
(Cost: $20,849,017,767)		16,664,454,063

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc.(b)(c)	4,082	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.01%

MONEY MARKET FUNDS – 10.01%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	15,448,619	15,448,619
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	1,653,706,691	1,653,706,691

		1,669,155,310

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,669,155,310)		1,669,155,310

TOTAL INVESTMENTS IN SECURITIES – 109.97%
(Cost: $22,518,173,077)		18,333,609,373
Other Assets, Less Liabilities – (9.97)%		(1,662,081,805)

NET ASSETS – 100.00%		$16,671,527,568

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.30%
Gaiam Inc. Class A(a)	119,102	$1,262,481
Greenfield Online Inc.(a)	160,186	2,787,236
Harte-Hanks Inc.	30,578	317,094
inVentiv Health Inc.(a)	217,543	3,841,809
Marchex Inc. Class B	157,087	1,616,425

		9,825,045
AEROSPACE & DEFENSE – 2.00%
AAR Corp.(a)(b)	57,440	952,930
AeroVironment Inc.(a)	67,766	2,165,124
Argon ST Inc.(a)	75,686	1,777,864
Curtiss-Wright Corp.	250,066	11,365,500
Esterline Technologies Corp.(a)	159,811	6,326,917
GenCorp Inc.(a)(b)	374,923	2,526,981
HEICO Corp.(b)	145,474	4,774,457
Herley Industries Inc.(a)	29,769	509,050
Kaman Corp.	9,382	267,199
LMI Aerospace Inc.(a)	34,938	702,603
Moog Inc. Class A(a)	28,780	1,234,086
Orbital Sciences Corp.(a)	385,027	9,229,097
Teledyne Technologies Inc.(a)	233,264	13,333,370
TransDigm Group Inc.(a)	218,518	7,479,871
Triumph Group Inc.	61,193	2,797,132

		65,442,181
AGRICULTURE – 0.36%
AgFeed Industries Inc.(a)(b)	131,361	1,037,752
Alico Inc.	18,742	888,933
Alliance One International Inc.(a)	420,407	1,597,547
Cadiz Inc.(a)(b)	79,408	1,514,311
Tejon Ranch Co.(a)(b)	73,490	2,730,153
Vector Group Ltd.	217,544	3,841,827

		11,610,523
AIRLINES – 0.28%
AirTran Holdings Inc.(a)(b)	404,224	982,264
Allegiant Travel Co.(a)	75,484	2,666,095
Hawaiian Holdings Inc.(a)	227,380	2,110,086
UAL Corp.	389,772	3,426,096

		9,184,541
APPAREL – 1.61%
American Apparel Inc.(a)(b)	221,639	1,817,440
Cherokee Inc.	26,489	582,228
Crocs Inc.(a)(b)	509,098	1,822,571
Deckers Outdoor Corp.(a)	85,781	8,928,086
G-III Apparel Group Ltd.(a)	56,251	1,052,456
Gymboree Corp.(a)	134,982	4,791,861

Iconix Brand Group Inc.(a)(b)	270,279	3,535,249
Maidenform Brands Inc.(a)	73,384	1,064,802
Perry Ellis International Inc.(a)	43,413	647,288
SKECHERS U.S.A. Inc. Class A(a)	14,936	251,373
True Religion Apparel Inc.(a)(b)	112,635	2,911,615
Volcom Inc.(a)	119,975	2,073,168
Warnaco Group Inc. (The)(a)	299,522	13,565,351
Weyco Group Inc.	26,733	894,754
Wolverine World Wide Inc.	327,376	8,662,369

		52,600,611
AUTO MANUFACTURERS – 0.02%
Force Protection Inc.(a)	265,225	710,803

		710,803
AUTO PARTS & EQUIPMENT – 0.41%
Amerigon Inc. Class A(a)	147,800	972,524
Exide Technologies Inc.(a)	495,641	3,657,831
Fuel Systems Solutions Inc.(a)	75,632	2,605,522
Hayes Lemmerz International Inc.(a)	77,683	212,075
Spartan Motors Inc.	16,304	51,847
Titan International Inc.	225,189	4,801,029
Visteon Corp.(a)	233,383	541,449
Wonder Auto Technology Inc.(a)	98,711	632,738

		13,475,015
BANKS – 0.89%
Cardinal Financial Corp.	102,298	826,568
Cass Information Systems Inc.	44,795	1,605,901
Enterprise Financial Services Corp.(b)	36,821	830,682
First Financial Bankshares Inc.	24,366	1,264,108
Hancock Holding Co.	12,128	618,528
Pinnacle Financial Partners Inc.(a)	33,681	1,037,375
PrivateBancorp Inc.(b)	141,340	5,888,224
Signature Bank(a)	174,131	6,073,689
Smithtown Bancorp Inc.	12,307	276,907
Suffolk Bancorp(b)	24,827	978,432
SVB Financial Group(a)(b)	41,530	2,405,418
SY Bancorp Inc.	10,711	327,971
TrustCo Bank Corp. NY	174,816	2,047,095
Westamerica Bancorporation(b)	87,246	5,019,262

		29,200,160
BEVERAGES – 0.33%
Boston Beer Co. Inc. Class A(a)	55,624	2,641,584
Coca-Cola Bottling Co. Consolidated	26,585	1,160,701
Green Mountain Coffee Roasters Inc.(a)(b)	113,140	4,450,928
National Beverage Corp.(a)(b)	4,859	43,099
Peet’s Coffee & Tea Inc.(a)	92,382	2,579,305

		10,875,617
BIOTECHNOLOGY – 5.66%
Acorda Therapeutics Inc.(a)(b)	243,358	5,804,088
Affymax Inc.(a)	68,657	1,362,841
Affymetrix Inc.(a)(b)	243,610	1,885,541
Alexion Pharmaceuticals Inc.(a)(b)	505,614	19,870,631
AMAG Pharmaceuticals Inc.(a)(b)	111,520	4,319,170
American Oriental Bioengineering Inc.(a)	407,739	2,646,226
Arena Pharmaceuticals Inc.(a)	126,731	633,655
ARIAD Pharmaceuticals Inc.(a)	454,698	1,123,104
ArQule Inc.(a)	264,089	850,367
AVANT Immunotherapeutics Inc.(a)(b)	99,189	1,153,568
BioMimetic Therapeutics Inc.(a)	86,741	959,355

Bio-Rad Laboratories Inc. Class A(a)	124,626	12,352,929
Cambrex Corp.(a)	108,758	668,862
Celera Corp.(a)	198,539	3,067,428
Cell Genesys Inc.(a)(b)	569,201	335,829
Cougar Biotechnology Inc.(a)	98,203	3,278,998
CryoLife Inc.(a)	183,825	2,411,784
Cytokinetics Inc.(a)	211,868	1,004,254
Cytori Therapeutics Inc.(a)(b)	129,040	681,331
Enzo Biochem Inc.(a)	161,325	1,771,348
Enzon Pharmaceuticals Inc.(a)	295,189	2,178,495
Exelixis Inc.(a)(b)	692,340	4,209,427
Genomic Health Inc.(a)	91,186	2,065,363
Geron Corp.(a)(b)	321,977	1,271,809
GTx Inc.(a)(b)	123,263	2,344,462
Halozyme Therapeutics Inc.(a)	400,593	2,940,353
Human Genome Sciences Inc.(a)(b)	102,350	649,922
Idera Pharmaceuticals Inc.(a)(b)	135,868	1,911,663
ImmunoGen Inc.(a)	333,849	1,639,199
Immunomedics Inc.(a)(b)	437,889	779,442
Incyte Corp.(a)	502,149	3,841,440
Integra LifeSciences Holdings Corp.(a)	117,191	5,159,920
InterMune Inc.(a)(b)	207,906	3,557,272
Lexicon Pharmaceuticals Inc.(a)	153,701	273,588
Marshall Edwards Inc.(a)	125,964	270,823
Martek Biosciences Corp.	216,078	6,789,171
Maxygen Inc.(a)	66,793	282,534
Medivation Inc.(a)(b)	167,234	4,425,012
Molecular Insight Pharmaceuticals Inc.(a)	115,064	883,692
Momenta Pharmaceuticals Inc.(a)	162,049	2,124,462
Myriad Genetics Inc.(a)(b)	293,732	19,057,332
Nanosphere Inc.(a)	83,988	716,418
Nektar Therapeutics(a)	251,674	903,510
Novavax Inc.(a)	382,944	1,110,538
Omrix Biopharmaceuticals Inc.(a)	93,508	1,677,534
Optimer Pharmaceuticals Inc.(a)	167,057	1,328,103
Orexigen Therapeutics Inc.(a)(b)	131,212	1,415,777
PDL BioPharma Inc.	784,502	7,303,714
Protalix BioTherapeutics Inc.(a)	70,184	156,510
Regeneron Pharmaceuticals Inc.(a)	408,096	8,908,736
Repligen Corp.(a)	207,512	977,382
Rexahn Pharmaceuticals Inc.(a)	190,192	245,348
RTI Biologics Inc.(a)	354,838	3,317,735
Sangamo BioSciences Inc.(a)	241,617	1,860,451
Savient Pharmaceuticals Inc.(a)(b)	356,027	5,308,363
Seattle Genetics Inc.(a)(b)	399,034	4,269,664
Sequenom Inc.(a)	372,360	9,912,223
Tercica Inc.(a)	111,230	994,396
XOMA Ltd.(a)	865,076	1,816,660

		185,059,752
BUILDING MATERIALS – 0.41%
AAON Inc.	88,862	1,616,400
Apogee Enterprises Inc.	96,250	1,446,637
China Architectural Engineering Inc.(a)(b)	124,748	884,463
Drew Industries Inc.(a)	11,147	190,725
Quanex Building Products Corp.	158,134	2,409,962
Texas Industries Inc.	153,535	6,273,440
Trex Co. Inc.(a)(b)	27,029	489,495

		13,311,122
CHEMICALS – 1.69%
Aceto Corp.	9,505	91,153
American Vanguard Corp.	116,381	1,755,025

Arch Chemicals Inc.	56,100	1,980,330
Balchem Corp.	119,373	3,183,678
Ferro Corp.	251,740	5,059,974
Hercules Inc.	413,639	8,185,916
ICO Inc.(a)	68,676	385,272
Innophos Holdings Inc.	36,255	883,897
Innospec Inc.	95,100	1,146,906
Landec Corp.(a)	152,182	1,246,371
Minerals Technologies Inc.	57,358	3,404,771
NewMarket Corp.	88,565	4,654,976
NL Industries Inc.	26,223	269,310
Quaker Chemical Corp.	56,306	1,602,469
ShengdaTech Inc.(a)(b)	199,472	1,396,304
Solutia Inc.(a)	477,098	6,679,372
Stepan Co.	17,097	932,983
Symyx Technologies Inc.(a)	118,663	1,175,950
W.R. Grace & Co.(a)	365,666	5,528,870
Zep Inc.	137,952	2,433,473
Zoltek Companies Inc.(a)(b)	180,410	3,086,815

		55,083,815
COAL – 0.33%
International Coal Group Inc.(a)(b)	838,781	5,233,993
James River Coal Co.(a)	166,396	3,659,048
National Coal Corp.(a)	167,049	873,666
Westmoreland Coal Co.(a)	58,344	921,835

		10,688,542
COMMERCIAL SERVICES – 7.48%
Administaff Inc.	142,259	3,872,290
Advance America Cash Advance Centers Inc.	88,717	265,264
Advisory Board Co. (The)(a)	113,610	3,426,478
Albany Molecular Research Inc.(a)	58,067	1,050,432
American Public Education Inc.(a)	72,741	3,511,935
AMN Healthcare Services Inc.(a)	207,478	3,645,388
Arbitron Inc.	179,432	8,018,816
Bankrate Inc.(a)(b)	84,076	3,271,397
Bowne & Co. Inc.	15,020	173,481
Capella Education Co.(a)	93,648	4,013,753
Cardtronics Inc.(a)	78,350	615,831
CBIZ Inc.(a)	295,183	2,494,296
CDI Corp.	7,152	159,704
Cenveo Inc.(a)	317,118	2,438,637
Chemed Corp.	115,442	4,740,049
China Direct Inc.(a)(b)	44,409	187,406
Coinstar Inc.(a)	184,056	5,889,792
Consolidated Graphics Inc.(a)	37,558	1,139,134
Corinthian Colleges Inc.(a)(b)	560,144	8,402,160
CorVel Corp.(a)	53,021	1,516,931
CoStar Group Inc.(a)(b)	128,311	5,824,036
CRA International Inc.(a)	45,544	1,251,549
Cross Country Healthcare Inc.(a)	36,672	597,387
Deluxe Corp.	177,516	2,554,455
Dollar Financial Corp.(a)	159,687	2,457,583
DynCorp International Inc.(a)	10,834	181,578
Emergency Medical Services Corp. Class A(a)	27,750	829,170
ExlService Holdings Inc.(a)	94,252	827,533
Exponent Inc.(a)	67,608	2,237,149
Forrester Research Inc.(a)	102,617	3,008,730
Gartner Inc.(a)	389,481	8,833,429
GEO Group Inc. (The)(a)	335,236	6,775,120
Global Cash Access Inc.(a)	162,875	824,147
Hackett Group Inc. (The)(a)	273,242	1,486,436

Healthcare Services Group Inc.	282,589	5,168,553
Heartland Payment Systems Inc.(b)	160,112	4,092,463
Hill International Inc.(a)	154,533	2,140,282
HMS Holdings Corp.(a)	164,562	3,942,906
Hudson Highland Group Inc.(a)	139,111	966,821
Huron Consulting Group Inc.(a)(b)	136,470	7,776,061
ICF International Inc.(a)	2,472	48,822
ICT Group Inc.(a)	24,399	196,412
Integrated Electrical Services Inc.(a)	10,912	191,615
Interactive Data Corp.	114,723	2,893,314
K12 Inc.(a)	41,127	1,089,865
Kendle International Inc.(a)(b)	85,705	3,831,871
Kenexa Corp.(a)	115,839	1,829,098
Kforce Inc.(a)	26,105	266,532
Korn/Ferry International(a)	21,420	381,704
Landauer Inc.	33,319	2,423,957
Learning Tree International Inc.(a)	60,052	747,647
LECG Corp.(a)	59,806	482,634
Lincoln Educational Services Corp.(a)	13,485	178,407
MAXIMUS Inc.	16,074	592,166
McGrath RentCorp	106,143	3,059,041
Michael Baker Corp.(a)	6,798	236,570
Midas Inc.(a)	90,494	1,245,197
Monro Muffler Brake Inc.	8,546	197,071
Multi-Color Corp.	61,874	1,478,170
National Research Corp.	8,524	261,346
Navigant Consulting Inc.(a)	317,176	6,308,631
Net 1 UEPS Technologies Inc.(a)	295,555	6,599,743
Odyssey Marine Exploration Inc.(a)(b)	258,419	1,173,222
PAREXEL International Corp.(a)	372,650	10,680,149
PeopleSupport Inc.(a)	46,051	538,336
PharmaNet Development Group Inc.(a)	15,165	109,491
Pre-Paid Legal Services Inc.(a)	52,739	2,176,011
PRG-Schultz International Inc.(a)	97,491	873,519
Princeton Review Inc. (The)(a)	86,975	695,800
Protection One Inc.(a)(b)	40,419	356,091
Providence Service Corp. (The)(a)	69,089	677,072
Resources Connection Inc.(a)	299,084	6,738,363
RiskMetrics Group Inc.(a)	141,827	2,775,554
Rollins Inc.	273,057	5,182,622
RSC Holdings Inc.(a)(b)	314,163	3,568,892
Sotheby’s Holdings Inc. Class A	443,057	8,887,723
Spherion Corp.(a)	177,493	864,391
Standard Parking Corp.(a)	41,330	918,353
Steiner Leisure Ltd.(a)	62,112	2,135,411
SuccessFactors Inc.(a)(b)	160,669	1,751,292
Team Inc.(a)	121,111	4,374,529
TeleTech Holdings Inc.(a)	258,090	3,210,640
TNS Inc.(a)	145,245	2,813,396
TrueBlue Inc.(a)	27,708	447,761
Universal Technical Institute Inc.(a)	52,774	900,324
Valassis Communications Inc.(a)	155,264	1,344,586
VistaPrint Ltd.(a)(b)	290,499	9,539,987
Watson Wyatt Worldwide Inc.	186,979	9,298,466
Wright Express Corp.(a)	240,274	7,172,179

		244,352,535
COMPUTERS – 3.00%
CACI International Inc. Class A(a)	40,976	2,052,898
Cogo Group Inc.(a)	170,838	900,316
Compellent Technologies Inc.(a)	92,137	1,142,499
Cray Inc.(a)	59,900	310,282
Data Domain Inc.(a)(b)	217,226	4,837,623

Echelon Corp.(a)(b)	195,597	1,932,498
Furmanite Corp.(a)	176,877	1,828,908
iGATE Corp.(a)	142,697	1,237,183
Immersion Corp.(a)	103,085	599,955
Integral Systems Inc.(a)	111,581	2,317,537
Isilon Systems Inc.(a)	165,774	731,063
Jack Henry & Associates Inc.	455,276	9,255,761
Limelight Networks Inc.(a)	103,284	258,210
Magma Design Automation Inc.(a)	290,207	1,166,632
Manhattan Associates Inc.(a)	161,625	3,610,702
Mastech Holdings Inc.	9,677	73,545
Maxwell Technologies Inc.(a)(b)	119,867	1,599,026
Mentor Graphics Corp.(a)	38,097	432,401
MICROS Systems Inc.(a)	536,002	14,289,813
MTS Systems Corp.	40,146	1,690,147
NCI Inc. Class A(a)	42,475	1,209,688
Ness Technologies Inc.(a)	23,219	266,322
Netezza Corp.(a)	260,510	2,764,011
NetScout Systems Inc.(a)	164,735	1,752,780
Palm Inc.(b)	604,333	3,607,868
Quantum Corp.(a)	773,830	835,736
Rackable Systems Inc.(a)	22,026	216,075
Radiant Systems Inc.(a)	182,772	1,588,289
Rimage Corp.(a)	3,699	51,638
Riverbed Technology Inc.(a)	368,534	4,614,046
Sigma Designs Inc.(a)(b)	145,216	2,064,972
SRA International Inc. Class A(a)	149,470	3,382,506
STEC Inc.(a)	202,550	1,559,635
Stratasys Inc.(a)(b)	136,147	2,378,488
Super Micro Computer Inc.(a)	122,492	1,103,653
Sykes Enterprises Inc.(a)	216,841	4,761,828
Synaptics Inc.(a)(b)	223,494	6,753,989
Syntel Inc.(b)	85,121	2,085,464
3D Systems Corp.(a)	106,480	1,517,340
3PAR Inc.(a)(b)	180,666	1,165,296
Tyler Technologies Inc.(a)	250,917	3,806,411
Virtusa Corp.(a)	41,853	272,463

		98,025,497
COSMETICS & PERSONAL CARE – 0.26%
Chattem Inc.(a)(b)	106,253	8,306,860
Inter Parfums Inc.	5,263	71,366

		8,378,226
DISTRIBUTION & WHOLESALE – 1.05%
Beacon Roofing Supply Inc.(a)(b)	136,873	2,137,956
BMP Sunstone Corp.(a)(b)	137,012	950,863
Chindex International Inc.(a)	73,752	800,947
Houston Wire & Cable Co.(b)	117,395	2,015,672
MWI Veterinary Supply Inc.(a)(b)	67,690	2,659,540
Owens & Minor Inc.	246,298	11,945,453
Pool Corp.	255,181	5,953,373
ScanSource Inc.(a)	131,294	3,779,954
Watsco Inc.	81,507	4,098,172

		34,341,930
DIVERSIFIED FINANCIAL SERVICES – 1.49%
Asset Acceptance Capital Corp.(a)(b)	78,180	824,017
BGC Partners Inc. Class A	118,763	509,493
Broadpoint Securities Group Inc.(a)	27,428	79,541
Cohen & Steers Inc.(b)	68,823	1,949,756
Credit Acceptance Corp.(a)(b)	24,805	421,685
Diamond Hill Investment Group Inc.(a)	13,770	1,238,198

Doral Financial Corp.(a)	2,213	24,166
Duff & Phelps Corp. Class A(a)	69,812	1,468,146
Epoch Holding Corp.	55,741	588,068
FCStone Group Inc.(a)	149,949	2,697,583
First Marblehead Corp. (The)(b)	240,534	598,930
GAMCO Investors Inc. Class A	15,844	939,549
GFI Group Inc.	438,450	2,065,099
Greenhill & Co. Inc.(b)	113,964	8,404,845
Interactive Brokers Group Inc. Class A(a)	266,778	5,914,468
International Assets Holding Corp.(a)	27,579	664,930
KBW Inc.(a)(b)	8,485	279,496
Knight Capital Group Inc. Class A(a)	76,849	1,141,976
Landenburg Thalmann Financial Services Inc.(a)(b)	678,005	1,220,409
NewStar Financial Inc.(a)	48,299	390,739
optionsXpress Holdings Inc.	278,171	5,402,081
Portfolio Recovery Associates Inc.(a)(b)	65,827	3,201,167
Pzena Investment Management Inc. Class A(b)	40,015	379,342
Stifel Financial Corp.(a)	8,541	426,196
TradeStation Group Inc.(a)	211,952	1,981,751
U.S. Global Investors Inc. Class A	71,292	716,485
Westwood Holdings Group Inc.	30,578	1,449,397
World Acceptance Corp.(a)	107,324	3,863,664

		48,841,177
ELECTRIC – 0.70%
EnerNOC Inc.(a)(b)	6,479	66,993
ITC Holdings Corp.	325,240	16,837,675
Ormat Technologies Inc.	117,884	4,282,726
Pike Electric Corp.(a)	35,651	525,139
Synthesis Energy Systems Inc.(a)	98,022	475,407
U.S. Geothermal Inc.(a)(b)	409,410	728,750

		22,916,690
ELECTRICAL COMPONENTS & EQUIPMENT – 1.69%
Advanced Battery Technologies Inc.(a)(b)	291,453	941,393
Advanced Energy Industries Inc.(a)	44,620	610,402
American Superconductor Corp.(a)(b)	276,030	6,506,027
Beacon Power Corp.(a)(b)	583,156	845,576
Belden Inc.	87,571	2,783,882
Capstone Turbine Corp.(a)(b)	961,700	1,240,593
China BAK Battery Inc.(a)	151,354	544,874
Coleman Cable Inc.(a)(b)	37,656	377,690
Energy Conversion Devices Inc.(a)	296,475	17,269,669
EnerSys Inc.(a)	54,873	1,081,547
Fushi Copperweld Inc.(a)(b)	95,143	921,936
GrafTech International Ltd.(a)	647,225	9,779,570
Graham Corp.	32,633	1,765,445
Harbin Electric Inc.(a)(b)	49,147	582,392
Insteel Industries Inc.	10,845	147,384
Littelfuse Inc.(a)	62,216	1,849,682
Medis Technologies Ltd.(a)(b)	193,247	347,845
Orion Energy Systems Inc.(a)(b)	58,398	327,613
Powell Industries Inc.(a)	45,506	1,857,100
Power-One Inc.(a)	31,139	45,152
PowerSecure International Inc.(a)	113,205	686,022
Ultralife Corp.(a)	84,211	652,635
Universal Display Corp.(a)(b)	190,783	2,090,982
Valence Technology Inc.(a)(b)	255,717	882,224
Vicor Corp.	126,354	1,122,024

		55,259,659
ELECTRONICS – 2.69%
American Science and Engineering Inc.	59,948	3,580,694

Analogic Corp.	88,085	4,383,110
Axsys Technologies Inc.(a)	57,495	3,388,755
Badger Meter Inc.	89,165	4,186,297
Bel Fuse Inc. Class B	5,224	148,727
Benchmark Electronics Inc.(a)	77,029	1,084,568
China Security & Surveillance Technology Inc.(a)(b)	186,897	2,594,130
Cogent Inc.(a)	157,918	1,613,922
Cymer Inc.(a)(b)	48,603	1,231,114
Daktronics Inc.	215,103	3,583,616
Dionex Corp.(a)	120,486	7,656,885
Eagle Test Systems Inc.(a)	6,568	100,556
FARO Technologies Inc.(a)	110,090	2,242,533
ICx Technologies Inc.(a)(b)	49,296	380,072
II-VI Inc.(a)	160,447	6,202,881
L-1 Identity Solutions Inc.(a)	49,910	762,625
LaBarge Inc.(a)	72,015	1,084,546
Multi-Fineline Electronix Inc.(a)(b)	50,647	749,069
NVE Corp.(a)	30,268	856,887
OSI Systems Inc.(a)	82,494	1,939,434
OYO Geospace Corp.(a)	27,009	1,060,914
Park Electrochemical Corp.	109,326	2,650,062
Photon Dynamics Inc.(a)	91,341	1,402,084
Plexus Corp.(a)	239,146	4,950,322
Rofin-Sinar Technologies Inc.(a)	195,082	5,971,460
Sanmina-SCI Corp.(a)	1,079,284	1,510,998
Sonic Solutions Inc.(a)	86,971	382,672
Taser International Inc.(a)(b)	413,291	2,955,031
Technitrol Inc.	17,357	256,710
TTM Technologies Inc.(a)	34,428	341,526
Varian Inc.(a)	183,928	7,890,511
Woodward Governor Co.	304,524	10,740,561

		87,883,272
ENERGY - ALTERNATE SOURCES – 0.53%
Akeena Solar Inc.(a)(b)	136,050	515,629
Ascent Solar Technologies Inc.(a)(b)	48,636	295,707
Aventine Renewable Energy Holdings Inc.(a)	59,306	187,407
Clean Energy Fuels Corp.(a)(b)	142,829	2,021,030
Comverge Inc.(a)(b)	137,256	631,378
Ener1 Inc.(a)(b)	235,172	1,836,693
Evergreen Energy Inc.(a)(b)	568,556	534,443
Evergreen Solar Inc.(a)(b)	942,605	5,203,180
FuelCell Energy Inc.(a)(b)	453,055	2,731,922
GreenHunter Energy Inc.(a)(b)	27,785	395,936
GT Solar International Inc.(a)	136,070	1,454,588
Headwaters Inc.(a)	39,928	533,039
Pacific Ethanol Inc.(a)	228,346	317,401
Quantum Fuel Systems Technologies Worldwide Inc.(a)	543,810	701,515

		17,359,868
ENGINEERING & CONSTRUCTION – 0.51%
EMCOR Group Inc.(a)	172,609	4,543,069
ENGlobal Corp.(a)(b)	178,615	2,370,221
Layne Christensen Co.(a)	28,397	1,006,106
Orion Marine Group Inc.(a)	142,439	1,494,185
Perini Corp.(a)	134,490	3,468,497
Stanley Inc.(a)(b)	58,385	2,154,990
Sterling Construction Co. Inc.(a)	50,282	814,568
VSE Corp.	26,060	879,004

		16,730,640

ENTERTAINMENT – 0.80%
Bally Technologies Inc.(a)	359,998	10,900,739
Cinemark Holdings Inc.	71,205	968,388
Dover Downs Gaming & Entertainment Inc.	94,084	731,974
Dover Motorsports Inc.	98,750	538,187
Elixir Gaming Technologies Inc.(a)(b)	440,955	145,515
Great Wolf Resorts Inc.(a)	18,416	67,403
Macrovision Solutions Corp.(a)	40,916	629,288
National CineMedia Inc.	276,865	3,059,358
Ricks Cabaret International Inc.(a)(b)	43,154	423,772
Shuffle Master Inc.(a)	348,646	1,774,608
Vail Resorts Inc.(a)(b)	194,215	6,787,814

		26,027,046
ENVIRONMENTAL CONTROL – 1.84%
American Ecology Corp.	107,462	2,973,474
Calgon Carbon Corp.(a)	268,738	5,471,506
Casella Waste Systems Inc. Class A(a)	84,103	987,369
Clean Harbors Inc.(a)	129,983	8,780,352
Darling International Inc.(a)	535,431	5,948,638
Energy Recovery Inc.(a)	66,335	629,519
EnergySolutions Inc.	219,378	2,193,780
Fuel Tech Inc.(a)(b)	124,745	2,256,637
Metalico Inc.(a)(b)	159,680	942,112
Met-Pro Corp.	99,904	1,457,599
Mine Safety Appliances Co.	71,887	2,740,332
Rentech Inc.(a)(b)	1,100,155	1,463,206
Tetra Tech Inc.(a)	387,207	9,316,200
Waste Connections Inc.(a)	437,053	14,990,918

		60,151,642
FOOD – 1.04%
American Dairy Inc.(a)(b)	32,214	326,328
Arden Group Inc. Class A	7,062	1,028,368
Calavo Growers Inc.	69,707	868,549
Cal-Maine Foods Inc.(b)	77,727	2,132,829
Diamond Foods Inc.	105,713	2,963,135
Flowers Foods Inc.	306,733	9,005,681
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	83,968	908,534
Hain Celestial Group Inc.(a)	28,709	790,359
HQ Sustainable Maritime Industries Inc.(a)	43,582	220,525
Lance Inc.	37,223	844,590
Lifeway Foods Inc.(a)	31,435	367,789
M&F Worldwide Corp.(a)	3,847	153,880
Pilgrim’s Pride Corp.	29,014	72,245
Ralcorp Holdings Inc.(a)	38,115	2,569,332
Ruddick Corp.	15,049	488,340
Sanderson Farms Inc.	21,277	781,717
Smart Balance Inc.(a)(b)	317,367	2,081,928
Spartan Stores Inc.	17,031	423,731
Tootsie Roll Industries Inc.	52,452	1,516,387
United Natural Foods Inc.(a)	87,113	2,176,954
Winn-Dixie Stores Inc.(a)	206,352	2,868,293
Zhongpin Inc.(a)	120,452	1,280,405

		33,869,899
FOREST PRODUCTS & PAPER – 0.41%
Deltic Timber Corp.	69,005	4,391,478
Potlatch Corp.	93,821	4,352,356
Rock-Tenn Co. Class A	94,602	3,782,188
Xerium Technologies Inc.	134,876	868,601

		13,394,623

GAS – 0.03%
EnergySouth Inc.	18,337	1,126,442

		1,126,442
HAND & MACHINE TOOLS – 0.24%
Franklin Electric Co. Inc.	91,772	4,088,443
K-Tron International Inc.(a)	15,957	2,055,740
Raser Technologies Inc.(a)(b)	173,129	1,471,597
Thermadyne Holdings Corp.(a)	18,842	314,096

		7,929,876
HEALTH CARE - PRODUCTS – 7.21%
Abaxis Inc.(a)	143,198	2,821,001
ABIOMED Inc.(a)(b)	224,450	3,983,988
Accuray Inc.(a)(b)	238,752	1,926,729
Align Technology Inc.(a)(b)	406,733	4,404,918
Alphatec Holdings Inc.(a)	162,422	747,141
American Medical Systems Holdings Inc.(a)(b)	478,636	8,500,575
AngioDynamics Inc.(a)	65,389	1,033,146
ArthroCare Corp.(a)(b)	175,165	4,855,574
Atrion Corp.	9,836	1,013,403
Bruker Corp.(a)	331,247	4,415,523
CardioNet Inc.(a)	29,241	729,855
Cepheid Inc.(a)(b)	373,814	5,169,848
Clinical Data Inc.(a)	68,050	1,094,244
Columbia Laboratories Inc.(a)	311,587	816,358
Conceptus Inc.(a)(b)	199,518	3,308,008
CONMED Corp.(a)	14,583	466,656
Cyberonics Inc.(a)(b)	155,770	2,648,090
Cynosure Inc. Class A(a)	63,578	1,140,589
Datascope Corp.	80,796	4,171,497
DexCom Inc.(a)	172,022	1,064,816
ev3 Inc.(a)	89,966	903,259
Exactech Inc.(a)	50,186	1,116,137
Haemonetics Corp.(a)	169,298	10,449,073
Hansen Medical Inc.(a)(b)	112,787	1,515,857
ICU Medical Inc.(a)	36,222	1,101,511
Immucor Inc.(a)	460,941	14,731,674
Insulet Corp.(a)(b)	121,195	1,687,034
Invacare Corp.	38,939	939,987
IRIS International Inc.(a)	121,785	2,179,952
Kensey Nash Corp.(a)	47,924	1,507,689
Luminex Corp.(a)(b)	270,713	6,770,532
Masimo Corp.(a)	303,227	11,280,044
Medical Action Industries Inc.(a)	34,877	457,935
Mentor Corp.(b)	221,760	5,291,194
Meridian Bioscience Inc.	264,124	7,670,161
Merit Medical Systems Inc.(a)	181,775	3,411,917
Metabolix Inc.(a)(b)	124,065	1,349,827
Microvision Inc.(a)(b)	447,342	867,843
Micrus Endovascular Corp.(a)	101,656	1,418,101
Natus Medical Inc.(a)	180,836	4,097,744
NuVasive Inc.(a)(b)	234,127	11,549,485
NxStage Medical Inc.(a)(b)	100,754	425,182
OraSure Technologies Inc.(a)	287,134	1,412,699
Orthofix International NV(a)	36,871	686,907
Orthovita Inc.(a)	435,137	1,131,356
PSS World Medical Inc.(a)(b)	407,354	7,943,403
Quidel Corp.(a)	186,040	3,052,916
Sirona Dental Systems Inc.(a)	105,117	2,447,124
Somanetics Corp.(a)	79,190	1,731,885
SonoSite Inc.(a)	110,927	3,483,108
Spectranetics Corp.(a)	208,968	967,522
Stereotaxis Inc.(a)(b)	177,918	1,076,404

Steris Corp.	385,311	14,479,987
SurModics Inc.(a)(b)	101,021	3,181,151
Symmetry Medical Inc.(a)	68,552	1,272,325
Synovis Life Technologies Inc.(a)	82,656	1,555,586
Thoratec Corp.(a)	358,462	9,409,628
TomoTherapy Inc.(a)	256,114	1,173,002
TranS1 Inc.(a)(b)	79,771	788,935
Vision-Sciences Inc.(a)	109,487	436,853
Vital Images Inc.(a)	54,170	812,550
Vital Sign Inc.	53,087	3,923,129
VNUS Medical Technologies Inc.(a)	86,124	1,802,575
Volcano Corp.(a)	310,061	5,360,955
West Pharmaceutical Services Inc.	212,806	10,389,189
Wright Medical Group Inc.(a)(b)	244,433	7,440,541
Zoll Medical Corp.(a)	137,136	4,487,090

		235,480,917
HEALTH CARE - SERVICES – 2.00%
Air Methods Corp.(a)	70,993	2,009,812
Alliance Imaging Inc.(a)	153,620	1,577,677
Almost Family Inc.(a)	41,862	1,655,642
Amedisys Inc.(a)(b)	174,304	8,483,376
Assisted Living Concepts Inc.(a)	195,510	1,245,399
athenahealth Inc.(a)	135,523	4,508,850
Bio-Reference Laboratories Inc.(a)	75,550	2,183,395
Capital Senior Living Corp.(a)	9,415	71,554
Centene Corp.(a)	23,225	476,345
Emeritus Corp.(a)	129,965	3,236,129
Ensign Group Inc. (The)	3,402	58,140
Five Star Quality Care Inc.(a)	12,016	45,060
Genoptix Inc.(a)	54,411	1,777,607
Gentiva Health Services Inc.(a)	71,527	1,926,937
Healthways Inc.(a)	230,773	3,722,368
IPC The Hospitalist Co. Inc.(a)	37,772	970,740
LHC Group Inc.(a)	96,588	2,750,826
Life Sciences Research Inc.(a)	57,218	2,002,630
National Healthcare Corp.	49,046	2,311,048
NightHawk Radiology Holdings Inc.(a)(b)	14,016	101,196
Odyssey Healthcare Inc.(a)	46,264	469,580
Psychiatric Solutions Inc.(a)(b)	364,768	13,842,946
RadNet Inc.(a)	132,076	529,625
Sun Healthcare Group Inc.(a)	283,885	4,161,754
Sunrise Senior Living Inc.(a)	261,282	3,603,079
U.S. Physical Therapy Inc.(a)	77,560	1,346,442
Virtual Radiologic Corp.(a)(b)	47,321	386,139

		65,454,296
HOME BUILDERS – 0.17%
AMREP Corp.(a)	891	37,787
Cavco Industries Inc.(a)	32,665	1,180,840
Champion Enterprises Inc.(a)	250,765	1,391,746
Fleetwood Enterprises Inc.(a)	501,428	516,471
Winnebago Industries Inc.	192,123	2,482,229

		5,609,073
HOME FURNISHINGS – 0.46%
American Woodmark Corp.	53,775	1,207,249
DTS Inc.(a)(b)	116,759	3,249,403
Hooker Furniture Corp.	3,643	64,663
Tempur-Pedic International Inc.(b)	304,380	3,579,509
TiVo Inc.(a)	671,581	4,915,973
Universal Electronics Inc.(a)	86,390	2,158,022

		15,174,819

HOUSEHOLD PRODUCTS & WARES – 0.67%
Fossil Inc.(a)	298,358	8,422,646
Standard Register Co. (The)	29,681	292,358
Tupperware Brands Corp.	408,016	11,273,482
WD-40 Co.	50,199	1,803,650

		21,792,136
HOUSEWARES – 0.03%
Libbey Inc.	81,021	689,489
National Presto Industries Inc.	2,522	187,889

		877,378
INSURANCE – 0.43%
AmTrust Financial Services Inc.	5,918	80,426
Argo Group International Holdings Ltd.(a)	70,506	2,598,146
Darwin Professional Underwriters Inc.(a)	47,358	1,473,307
eHealth Inc.(a)	164,545	2,632,720
Employers Holdings Inc.	17,956	312,075
Enstar Group Ltd.(a)	21,231	2,067,050
First Mercury Financial Corp.(a)	17,592	250,686
Life Partners Holdings Inc.	34,532	1,242,116
Primus Guaranty Ltd.(a)(b)	74,920	196,290
Tower Group Inc.	133,344	3,141,585

		13,994,401
INTERNET – 4.47%
Ariba Inc.(a)	482,675	6,820,198
Art Technology Group Inc.(a)	850,069	2,992,243
AsiaInfo Holdings Inc.(a)	228,561	2,098,190
Bidz.com Inc.(a)(b)	37,740	326,828
Blue Coat Systems Inc.(a)	218,608	3,102,048
Blue Nile Inc.(a)(b)	88,069	3,775,518
China Information Security Technology Inc.(a)	149,172	701,108
Chordiant Software Inc.(a)	200,695	1,029,565
Cogent Communications Group Inc.(a)	314,621	2,428,874
comScore Inc.(a)	118,593	2,090,795
Constant Contact Inc.(a)(b)	134,088	2,288,882
CyberSource Corp.(a)	453,572	7,307,045
DealerTrack Holdings Inc.(a)	205,142	3,454,591
Dice Holdings Inc.(a)	101,812	722,865
Digital River Inc.(a)(b)	244,158	7,910,719
Drugstore.com Inc.(a)	544,042	1,278,499
EarthLink Inc.(a)	722,387	6,140,290
Entrust Inc.(a)	410,619	882,831
eResearch Technology Inc.(a)(b)	285,640	3,401,972
Global Sources Ltd.(a)	112,275	1,130,609
GSI Commerce Inc.(a)	154,777	2,395,948
HSW International Inc.(a)	78,288	203,549
InfoSpace Inc.	130,331	1,414,091
Internap Network Services Corp.(a)(b)	166,222	578,453
Internet Brands Inc. Class A(a)	63,812	444,770
Internet Capital Group Inc.(a)	155,644	1,262,273
Interwoven Inc.(a)	254,320	3,590,998
j2 Global Communications Inc.(a)	291,938	6,816,752
Keynote Systems Inc.(a)	17,234	228,351
Knot Inc. (The)(a)	186,833	1,560,056
Liquidity Services Inc.(a)	95,275	1,033,734
LoopNet Inc.(a)(b)	193,141	1,898,576
MercadoLibre Inc.(a)(b)	167,206	3,402,642
Move Inc.(a)	847,906	1,797,561
NetFlix Inc.(a)(b)	265,412	8,195,923
NIC Inc.	263,888	1,820,827

NutriSystem Inc.(b)	201,628	3,572,848
1-800-FLOWERS.COM Inc.(a)	170,386	1,025,724
Online Resources Corp.(a)	191,147	1,485,212
Orbitz Worldwide Inc.(a)	14,980	87,933
Overstock.com Inc.(a)(b)	101,726	2,015,192
PCTEL Inc.	78,886	735,218
Rackspace Hosting Inc.(a)	84,804	827,687
RealNetworks Inc.(a)	240,504	1,221,760
RightNow Technologies Inc.(a)	183,419	2,305,577
S1 Corp.(a)	245,980	1,505,398
Safeguard Scientifics Inc.(a)	60,954	76,193
Sapient Corp.(a)	579,489	4,305,603
Secure Computing Corp.(a)	38,928	213,325
Shutterfly Inc.(a)	130,442	1,253,548
SonicWALL Inc.(a)	43,714	229,061
Sourcefire Inc.(a)(b)	105,111	766,259
Stamps.com Inc.(a)	78,571	916,924
SupportSoft Inc.(a)	213,641	640,923
TechTarget Inc.(a)	94,462	661,234
TeleCommunication Systems Inc.(a)	221,104	1,527,829
Terremark Worldwide Inc.(a)	349,342	2,399,980
TheStreet.com Inc.	71,254	426,811
thinkorswim Group Inc.(a)	343,393	2,860,464
ValueClick Inc.(a)	568,956	5,820,420
Vasco Data Security International Inc.(a)	177,613	1,840,071
Vignette Corp.(a)	85,640	919,774
Vocus Inc.(a)	105,345	3,577,516
Websense Inc.(a)	267,782	5,984,928
Website Pros Inc.(a)	41,260	222,804

		145,954,390
INVESTMENT COMPANIES – 0.00%
Fifth Street Finance Corp.	13,247	136,312

		136,312
IRON & STEEL – 0.06%
General Steel Holdings Inc.(a)(b)	72,328	516,422
Olympic Steel Inc.	45,034	1,328,053
Sutor Technology Group Ltd.(a)	26,744	87,988
Universal Stainless & Alloy Products Inc.(a)	4,040	103,222

		2,035,685
LEISURE TIME – 0.84%
Ambassadors Group Inc.	126,057	2,005,567
Life Time Fitness Inc.(a)(b)	228,956	7,159,454
Marine Products Corp.	21,958	182,251
Polaris Industries Inc.(b)	191,252	8,700,053
Town Sports International Holdings Inc.(a)	117,244	715,188
WMS Industries Inc.(a)	288,674	8,824,764

		27,587,277
LODGING – 0.08%
Monarch Casino & Resort Inc.(a)	32,114	365,778
Morgans Hotel Group Co.(a)(b)	160,893	1,755,343
Riviera Holdings Corp.(a)	52,346	384,743

		2,505,864
MACHINERY – 2.58%
Altra Holdings Inc.(a)	174,312	2,572,845
Applied Industrial Technologies Inc.	83,870	2,258,619
Astec Industries Inc.(a)	109,648	3,380,448
Bolt Technology Corp.(a)	57,458	831,417
Chart Industries Inc.(a)	186,751	5,333,609

Cognex Corp.	276,013	5,564,422
Columbus McKinnon Corp.(a)	13,636	321,401
DXP Enterprises Inc.(a)	23,968	1,277,734
Flow International Corp.(a)	248,236	1,261,039
Gorman-Rupp Co. (The)	94,728	3,573,140
Intermec Inc.(a)	404,857	7,951,391
iRobot Corp.(a)(b)	118,479	1,755,859
Key Technology Inc.(a)	37,557	890,101
Lindsay Corp.(b)	78,434	5,706,074
Middleby Corp. (The)(a)(b)	111,461	6,053,447
Nordson Corp.	221,728	10,889,062
Presstek Inc.(a)	179,599	1,012,938
Robbins & Myers Inc.	108,121	3,344,183
Sauer-Danfoss Inc.	65,938	1,628,009
Tennant Co.	101,901	3,491,128
TurboChef Technologies Inc.(a)	154,942	952,893
Twin Disc Inc.	6,121	84,225
Wabtec Corp.	276,854	14,183,230

		84,317,214
MANUFACTURING – 2.58%
Actuant Corp. Class A	331,439	8,365,520
Acuity Brands Inc.	231,376	9,662,262
American Railcar Industries Inc.	47,762	766,102
Ameron International Corp.	13,012	932,310
AZZ Inc.(a)	32,600	1,348,662
Barnes Group Inc.	314,353	6,356,218
China Fire & Security Group Inc.(a)(b)	91,237	958,901
CLARCOR Inc.	205,232	7,788,554
Colfax Corp.(a)	142,428	2,379,972
EnPro Industries Inc.(a)	15,833	588,354
ESCO Technologies Inc.(a)	170,648	8,220,114
Flanders Corp.(a)	104,679	659,478
FreightCar America Inc.	8,468	247,858
GenTek Inc.(a)(b)	46,593	1,197,906
Hexcel Corp.(a)(b)	631,161	8,640,594
Koppers Holdings Inc.	8,395	314,057
Lancaster Colony Corp.	132,374	4,985,205
LSB Industries Inc.(a)	76,386	1,057,946
Matthews International Corp. Class A	194,143	9,850,816
Myers Industries Inc.	106,100	1,337,921
PMFG Inc.(a)	84,766	1,228,259
Polypore International Inc.(a)	105,188	2,262,594
Raven Industries Inc.	105,578	4,154,494
Smith & Wesson Holding Corp.(a)(b)	245,613	918,593

		84,222,690
MEDIA – 0.37%
Charter Communications Inc. Class A(a)(b)	1,172,880	856,202
CKX Inc.(a)	200,129	1,232,795
Crown Media Holdings Inc. Class A(a)(b)	30,572	153,777
DG FastChannel Inc.(a)	89,241	1,956,163
Dolan Media Co.(a)	167,445	1,689,520
Entravision Communications Corp.(a)	190,516	512,488
Global Traffic Network Inc.(a)	77,038	714,142
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	166,080	1,413,341
Playboy Enterprises Inc. Class B(a)	80,183	315,921
RHI Entertainment Inc.(a)	14,314	212,992
Sinclair Broadcast Group Inc. Class A	120,334	606,483
Value Line Inc.	8,709	291,664
World Wrestling Entertainment Inc.	140,040	2,165,018

		12,120,506

METAL FABRICATE & HARDWARE – 0.80%
Ampco-Pittsburgh Corp.	40,094	1,038,435
CIRCOR International Inc.	94,674	4,111,692
Dynamic Materials Corp.	83,193	1,930,910
Haynes International Inc.(a)	19,522	914,215
Kaydon Corp.	182,065	8,203,849
Mueller Industries Inc.	17,212	396,048
NN Inc.	84,905	1,091,029
Omega Flex Inc.	20,277	457,246
RBC Bearings Inc.(a)	143,300	4,827,777
Sun Hydraulics Corp.	76,638	1,995,654
Worthington Industries Inc.	76,627	1,144,807

		26,111,662
MINING – 0.40%
Allied Nevada Gold Corp.(a)	263,433	1,506,837
AMCOL International Corp.	56,606	1,769,504
Apex Silver Mines Ltd.(a)(b)	77,083	132,583
Compass Minerals International Inc.	111,489	5,840,909
General Moly Inc.(a)	336,587	1,464,153
Stillwater Mining Co.(a)	71,323	414,387
United States Lime & Minerals Inc.(a)	6,501	250,354
Uranium Resources Inc.(a)	264,843	447,585
USEC Inc.(a)(b)	223,140	1,207,187

		13,033,499
OFFICE FURNISHINGS – 0.43%
Herman Miller Inc.	201,883	4,940,077
HNI Corp.(b)	25,272	640,392
Interface Inc. Class A	350,013	3,979,648
Knoll Inc.	286,300	4,328,856

		13,888,973
OIL & GAS – 5.54%
Abraxas Petroleum Corp.(a)(b)	280,305	731,596
American Oil & Gas Inc.(a)	58,073	151,571
Apco Argentina Inc.	24,928	705,712
Approach Resources Inc.(a)	59,775	864,347
Arena Resources Inc.(a)	249,475	9,692,104
Atlas America Inc.	226,879	7,738,843
ATP Oil & Gas Corp.(a)	182,830	3,256,202
Berry Petroleum Co. Class A	177,886	6,889,525
Bill Barrett Corp.(a)(b)	111,494	3,580,072
BMB Munai Inc.(a)	19,980	82,917
BPZ Resources Inc.(a)	393,591	6,769,765
Cano Petroleum Inc.(a)	310,957	718,311
Carrizo Oil & Gas Inc.(a)	179,606	6,514,310
Cheniere Energy Inc.(a)(b)	250,782	564,260
Clayton Williams Energy Inc.(a)	35,713	2,518,838
Comstock Resources Inc.(a)	299,795	15,004,740
Concho Resources Inc.(a)	363,890	10,047,003
Contango Oil & Gas Co.(a)	86,355	4,661,443
Crosstex Energy Inc.	264,358	6,601,019
CVR Energy Inc.(a)	151,792	1,293,268
Delta Petroleum Corp.(a)(b)	408,160	5,542,813
Double Eagle Petroleum Co.(a)	54,850	783,258
Endeavour International Corp.(a)	754,212	995,560
Energy Partners Ltd.(a)	210,721	1,826,951
Energy XXI (Bermuda) Ltd.	48,892	148,632
EXCO Resources Inc.(a)	924,671	15,090,631
FX Energy Inc.(a)	265,315	1,973,944
Gasco Energy Inc.(a)(b)	618,245	1,125,206
GeoGlobal Resources Inc.(a)(b)	247,272	623,125

GeoMet Inc.(a)	15,530	84,483
GeoResources Inc.(a)	40,040	458,858
GMX Resources Inc.(a)	42,007	2,007,935
Goodrich Petroleum Corp.(a)(b)	148,201	6,460,082
Gran Tierra Energy Inc.(a)	685,482	2,543,138
Grey Wolf Inc.(a)	274,921	2,138,885
Gulfport Energy Corp.(a)	55,248	555,242
Houston American Energy Corp.	99,904	631,393
McMoRan Exploration Co.(a)	394,870	9,334,727
Northern Oil and Gas Inc.(a)	140,761	1,144,387
Oilsands Quest Inc.(a)	130,452	390,051
Panhandle Oil and Gas Inc.	48,458	1,387,353
Parallel Petroleum Corp.(a)	273,501	2,576,379
Parker Drilling Co.(a)	131,022	1,050,796
Penn Virginia Corp.	273,707	14,626,902
Petroleum Development Corp.(a)	97,663	4,333,307
PetroQuest Energy Inc.(a)	140,384	2,154,894
Pioneer Drilling Co.(a)	39,777	529,034
PrimeEnergy Corp.(a)	5,939	439,486
Quest Resource Corp.(a)	167,989	446,851
RAM Energy Resources Inc.(a)	152,824	441,661
Rex Energy Corp.(a)	110,689	1,744,459
Stone Energy Corp.(a)	20,977	887,956
SulphCo Inc.(a)(b)	358,286	720,155
Tri-Valley Corp.(a)	146,272	927,364
VAALCO Energy Inc.(a)	121,209	829,070
Venoco Inc.(a)	133,573	1,736,449
Warren Resources Inc.(a)(b)	382,694	3,819,286

		180,896,549
OIL & GAS SERVICES – 1.96%
Basic Energy Services Inc.(a)	271,709	5,787,402
Cal Dive International Inc.(a)	20,669	219,091
CARBO Ceramics Inc.	135,300	6,982,833
Dawson Geophysical Co.(a)	33,629	1,570,138
Dril-Quip Inc.(a)	203,476	8,828,824
Flotek Industries Inc.(a)	149,622	1,645,842
Geokinetics Inc.(a)	17,003	323,057
Gulf Island Fabrication Inc.	80,393	2,771,147
ION Geophysical Corp.(a)(b)	556,174	7,892,109
Lufkin Industries Inc.	32,946	2,614,265
Matrix Service Co.(a)	171,756	3,280,540
Mitcham Industries Inc.(a)	65,552	661,420
NATCO Group Inc. Class A(a)(b)	131,705	5,291,907
Natural Gas Services Group Inc.(a)	79,718	1,392,673
RPC Inc.	191,559	2,693,320
Superior Well Services Inc.(a)	72,291	1,829,685
T-3 Energy Services Inc.(a)	81,873	3,039,126
Union Drilling Inc.(a)	31,708	335,788
Willbros Group Inc.(a)	255,257	6,764,311

		63,923,478
PACKAGING & CONTAINERS – 0.24%
AEP Industries Inc.(a)	35,257	705,140
BWAY Holding Co.(a)	37,056	434,667
Graphic Packaging Holding Co.(a)	954,980	2,387,450
Silgan Holdings Inc.	83,037	4,242,360

		7,769,617
PHARMACEUTICALS – 7.07%
ACADIA Pharmaceuticals Inc.(a)	223,730	599,596
Accelrys Inc.(a)	174,516	958,093
Acura Pharmaceuticals Inc.(a)(b)	53,079	373,145

Adolor Corp.(a)	305,211	1,052,978
Akorn Inc.(a)(b)	374,249	1,919,897
Alexza Pharmaceuticals Inc.(a)	160,286	791,813
Alkermes Inc.(a)	628,638	8,360,885
Allos Therapeutics Inc.(a)	348,292	2,580,844
Alnylam Pharmaceuticals Inc.(a)(b)	233,891	6,771,144
Alpharma Inc. Class A(a)(b)	150,262	5,543,165
Amicus Therapeutics Inc.(a)	31,771	480,378
Ardea Biosciences Inc.(a)	80,051	1,107,105
Array BioPharma Inc.(a)(b)	312,757	2,401,974
Auxilium Pharmaceuticals Inc.(a)(b)	270,747	8,772,203
Biodel Inc.(a)	71,997	241,190
BioForm Medical Inc.(a)	114,521	448,922
Cadence Pharmaceuticals Inc.(a)(b)	134,390	1,193,383
Caraco Pharmaceutical Laboratories Ltd.(a)	73,300	916,983
China Sky One Medical Inc.(a)(b)	50,381	612,129
Cubist Pharmaceuticals Inc.(a)(b)	370,944	8,246,085
CV Therapeutics Inc.(a)(b)	398,563	4,304,480
Cypress Bioscience Inc.(a)	199,022	1,462,812
Dendreon Corp.(a)(b)	613,536	3,503,291
Depomed Inc.(a)(b)	313,414	1,143,961
Discovery Laboratories Inc.(a)	633,332	1,184,331
DURECT Corp.(a)	538,755	3,017,028
Dyax Corp.(a)	363,568	1,599,699
Emergent BioSolutions Inc.(a)	65,782	861,086
HealthExtras Inc.(a)	216,582	5,657,122
Idenix Pharmaceuticals Inc.(a)(b)	164,028	1,185,922
I-Flow Corp.(a)	143,448	1,335,501
Indevus Pharmaceuticals Inc.(a)	509,033	1,705,261
Inspire Pharmaceuticals Inc.(a)	274,600	980,322
Isis Pharmaceuticals Inc.(a)	593,835	10,029,873
Javelin Pharmaceuticals Inc.(a)	320,348	832,905
Jazz Pharmaceuticals Inc.(a)	22,507	111,185
K-V Pharmaceutical Co. Class A(a)(b)	216,559	4,918,055
Ligand Pharmaceuticals Inc. Class B(a)	550,819	1,624,916
Mannatech Inc.(b)	16,039	64,156
MannKind Corp.(a)(b)	176,085	679,688
MAP Pharmaceuticals Inc.(a)	50,877	514,875
Medarex Inc.(a)(b)	838,453	5,424,791
Medicines Co. (The)(a)	342,125	7,944,143
Medicis Pharmaceutical Corp. Class A	370,638	5,526,213
MiddleBrook Pharmaceuticals Inc.(a)	233,663	350,495
Nabi Biopharmaceuticals(a)	29,390	136,957
Neogen Corp.(a)	95,085	2,679,495
Neurocrine Biosciences Inc.(a)	252,107	1,182,382
Noven Pharmaceuticals Inc.(a)	164,366	1,919,795
NPS Pharmaceuticals Inc.(a)	310,590	2,217,613
Obagi Medical Products Inc.(a)	115,906	1,156,742
Onyx Pharmaceuticals Inc.(a)(b)	365,813	13,235,114
Opko Health Inc.(a)	312,513	546,898
OSI Pharmaceuticals Inc.(a)	376,387	18,552,115
Osiris Therapeutics Inc.(a)(b)	97,917	1,888,819
Pain Therapeutics Inc.(a)(b)	225,060	2,198,836
PetMed Express Inc.(a)	156,894	2,463,236
Pharmasset Inc.(a)	110,774	2,209,941
POZEN Inc.(a)(b)	172,251	1,810,358
Progenics Pharmaceuticals Inc.(a)	175,772	2,339,525
Questcor Pharmaceuticals Inc.(a)	354,318	2,604,237
Rigel Pharmaceuticals Inc.(a)	240,373	5,612,710
Schiff Nutrition International Inc.(a)	3,755	25,647
Sciele Pharma Inc.(b)	187,634	5,777,251
Star Scientific Inc.(a)(b)	87,070	309,969
Sucampo Pharmaceuticals Inc.(a)	59,468	507,262

Synta Pharmaceuticals Corp.(a)(b)	109,455	834,047
Synutra International Inc.(a)(b)	67,744	1,363,687
Targacept Inc.(a)	118,097	686,144
Theravance Inc.(a)	340,538	4,243,103
United Therapeutics Corp.(a)	148,165	15,582,513
USANA Health Sciences Inc.(a)(b)	45,923	1,882,384
Valeant Pharmaceuticals International(a)(b)	219,528	4,493,738
VIVUS Inc.(a)	455,455	3,616,313
XenoPort Inc.(a)	165,321	8,016,415
Zymogenetics Inc.(a)(b)	246,344	1,640,651

		231,067,920
REAL ESTATE – 0.06%
Consolidated-Tomoka Land Co.	24,101	1,040,922
Forestar Real Estate Group Inc.(a)	17,419	256,930
Grubb & Ellis Co.	189,767	512,371
Thomas Properties Group Inc.	30,449	307,535

		2,117,758
REAL ESTATE INVESTMENT TRUSTS – 1.60%
Acadia Realty Trust(b)	103,291	2,611,196
Alexander’s Inc.(a)	8,443	3,377,200
Associated Estates Realty Corp.	50,622	659,605
Cousins Properties Inc.(b)	150,766	3,803,826
DuPont Fabros Technology Inc.	46,223	704,901
EastGroup Properties Inc.	51,605	2,504,907
Equity Lifestyle Properties Inc.	85,591	4,538,891
Highwoods Properties Inc.	20,176	717,459
Home Properties Inc.	89,106	5,163,693
Inland Real Estate Corp.(b)	122,696	1,925,100
Mid-America Apartment Communities Inc.	96,973	4,765,253
Omega Healthcare Investors Inc.	59,466	1,169,102
PS Business Parks Inc.	28,614	1,648,166
Saul Centers Inc.	40,325	2,038,026
Sun Communities Inc.	68,738	1,361,700
Tanger Factory Outlet Centers Inc.	207,522	9,087,388
Universal Health Realty Income Trust	9,522	370,406
Washington Real Estate Investment Trust(b)	162,818	5,964,023

		52,410,842
RETAIL – 5.12%
Aeropostale Inc.(a)(b)	440,211	14,135,175
AFC Enterprises Inc.(a)	88,058	639,301
Aristotle Corp. (The)(a)	7,773	61,640
Bebe Stores Inc.	55,934	546,475
BJ’s Restaurants Inc.(a)(b)	88,861	1,061,000
Borders Group Inc.	207,733	1,362,728
Buckle Inc. (The)	101,618	5,643,864
Buffalo Wild Wings Inc.(a)(b)	116,854	4,702,205
Cache Inc.(a)	45,260	310,936
California Pizza Kitchen Inc.(a)	101,868	1,311,041
Cash America International Inc.	84,353	3,040,082
Cato Corp. Class A	33,904	595,015
CBRL Group Inc.	98,936	2,602,017
CEC Entertainment Inc.(a)	116,155	3,856,346
Charlotte Russe Holding Inc.(a)	21,073	215,998
Cheesecake Factory Inc. (The)(a)	440,812	6,444,671
Chico’s FAS Inc.(a)	364,678	1,994,789
Christopher & Banks Corp.	159,746	1,225,252
Citi Trends Inc.(a)	94,197	1,534,469
CKE Restaurants Inc.	345,655	3,663,943
Coldwater Creek Inc.(a)	375,642	2,174,967
Denny’s Corp.(a)	628,369	1,621,192

DineEquity Inc.(b)	114,912	1,937,416
DSW Inc. Class A(a)(b)	49,780	681,986
Einstein Noah Restaurant Group Inc.(a)	15,020	151,402
EZCORP Inc.(a)	253,194	4,760,047
FGX International Holdings Ltd.(a)	89,569	991,529
Finish Line Inc. (The) Class A	87,027	869,400
First Cash Financial Services Inc.(a)	122,749	1,841,235
Fuqi International Inc.(a)	65,903	537,109
Haverty Furniture Companies Inc.	31,390	359,102
hhgregg Inc.(a)	81,528	794,898
Hibbett Sports Inc.(a)(b)	186,642	3,736,573
J. Crew Group Inc.(a)(b)	278,672	7,961,659
Jack in the Box Inc.(a)	239,581	5,055,159
Jos. A. Bank Clothiers Inc.(a)(b)	25,168	845,645
Krispy Kreme Doughnuts Inc.(a)(b)	374,237	1,234,982
Longs Drug Stores Corp.	92,152	6,970,377
lululemon athletica inc.(a)(b)	118,991	2,740,363
Lumber Liquidators Inc.(a)	61,589	773,558
Men’s Wearhouse Inc. (The)	37,736	801,513
New York & Co. Inc.(a)	24,037	229,313
99 Cents Only Stores(a)	170,842	1,874,137
Nu Skin Enterprises Inc. Class A	214,650	3,481,623
P.F. Chang’s China Bistro Inc.(a)(b)	148,347	3,492,088
Pantry Inc. (The)(a)	25,512	540,599
Papa John’s International Inc.(a)	111,847	3,037,765
PC Mall Inc.(a)	59,166	404,104
Pier 1 Imports Inc.(a)(b)	95,611	394,873
PriceSmart Inc.	95,265	1,594,736
Red Robin Gourmet Burgers Inc.(a)(b)	99,290	2,660,972
Retail Ventures Inc.(a)	9,544	37,222
Ruth’s Hospitality Group Inc.(a)	72,914	286,552
Sally Beauty Co. Inc.(a)(b)	579,444	4,983,218
Sonic Corp.(a)(b)	331,646	4,832,082
Systemax Inc.	29,229	410,960
Texas Roadhouse Inc. Class A(a)(b)	345,576	3,106,728
Titan Machinery Inc.(a)	48,676	1,012,948
Tractor Supply Co.(a)	164,113	6,900,952
Tween Brands Inc.(a)	129,730	1,270,057
Ulta Salon Cosmetics & Fragrance Inc.(a)	133,052	1,766,931
Under Armour Inc. Class A(a)(b)	216,591	6,878,930
Wendy’s/Arby’s Group Inc. Class A	2,274,336	11,963,007
Wet Seal Inc. Class A(a)	607,631	2,205,701
Zumiez Inc.(a)	129,524	2,134,556

		167,287,113
SAVINGS & LOANS – 0.09%
Danvers Bancorp Inc.	50,972	649,893
Oritani Financial Corp.(a)	74,610	1,257,179
ViewPoint Financial Group	67,677	1,184,348

		3,091,420
SEMICONDUCTORS – 3.39%
Actel Corp.(a)	8,664	108,127
Advanced Analogic Technologies Inc.(a)	297,990	1,385,654
Amkor Technology Inc.(a)	87,850	559,605
ANADIGICS Inc.(a)	413,377	1,161,589
Applied Micro Circuits Corp.(a)	138,508	828,278
Asyst Technologies Inc.(a)	38,143	91,543
ATMI Inc.(a)	210,692	3,788,242
AuthenTec Inc.(a)	165,841	356,558
Cabot Microelectronics Corp.(a)	154,413	4,953,569
Cavium Networks Inc.(a)(b)	200,030	2,816,422
CEVA Inc.(a)	99,864	828,871

Cirrus Logic Inc.(a)	287,174	1,565,098
Cohu Inc.	10,850	171,647
Diodes Inc.(a)(b)	189,839	3,502,530
EMCORE Corp.(a)(b)	484,504	2,393,450
Entegris Inc.(a)	44,588	215,806
Entropic Communications Inc.(a)	52,737	74,359
Exar Corp.(a)	23,101	176,954
FormFactor Inc.(a)	195,630	3,407,875
Hittite Microwave Corp.(a)	128,379	4,313,534
IPG Photonics Corp.(a)	126,776	2,473,400
IXYS Corp.(a)	119,647	1,087,591
Kopin Corp.(a)	47,547	148,347
Kulicke and Soffa Industries Inc.(a)	353,174	1,592,815
Lattice Semiconductor Corp.(a)	378,758	780,241
LTX-Credence Corp.(a)	41,260	71,792
Micrel Inc.	327,781	2,972,974
Microsemi Corp.(a)(b)	517,555	13,187,301
Microtune Inc.(a)	362,034	970,251
MIPS Technologies Inc. Class A(a)	36,053	126,546
MKS Instruments Inc.(a)	19,480	387,847
Monolithic Power Systems Inc.(a)(b)	172,204	2,991,183
NetLogic Microsystems Inc.(a)(b)	112,076	3,389,178
OmniVision Technologies Inc.(a)	28,594	326,258
Pericom Semiconductor Corp.(a)	145,491	1,527,656
PLX Technology Inc.(a)	177,494	908,769
PMC-Sierra Inc.(a)	846,496	6,281,000
Power Integrations Inc.(a)	200,020	4,820,482
Rubicon Technology Inc.(a)	87,611	632,551
Rudolph Technologies Inc.(a)	20,950	175,561
Semitool Inc.(a)	122,607	1,002,925
Semtech Corp.(a)	383,937	5,359,761
Silicon Image Inc.(a)	484,159	2,585,409
Skyworks Solutions Inc.(a)(b)	724,749	6,058,902
Spansion Inc. Class A(a)	78,859	122,231
Standard Microsystems Corp.(a)	81,409	2,033,597
Supertex Inc.(a)	73,412	2,067,282
Techwell Inc.(a)	102,376	965,406
Tessera Technologies Inc.(a)	317,463	5,187,345
Transmeta Corp.(a)	72,531	1,175,728
Ultratech Inc.(a)	154,229	1,866,171
Veeco Instruments Inc.(a)	177,590	2,630,108
Volterra Semiconductor Corp.(a)(b)	167,331	2,130,124

		110,736,443
SOFTWARE – 6.27%
ACI Worldwide Inc.(a)(b)	225,517	3,951,058
Actuate Corp.(a)	400,874	1,403,059
Advent Software Inc.(a)(b)	110,077	3,878,013
Allscripts Healthcare Solutions Inc.(a)(b)	375,159	4,666,978
American Reprographics Co.(a)	239,150	4,125,338
American Software Inc. Class A	96,861	527,892
ArcSight Inc.(a)	44,762	341,534
Blackbaud Inc.	272,249	5,022,994
Blackboard Inc.(a)(b)	203,471	8,197,847
Callidus Software Inc.(a)(b)	196,149	776,750
CommVault Systems Inc.(a)	282,152	3,399,932
Computer Programs and Systems Inc.	50,283	1,455,693
Concur Technologies Inc.(a)(b)	283,675	10,853,406
CSG Systems International Inc.(a)	124,549	2,183,344
Deltek Inc.(a)	75,744	460,524
DemandTec Inc.(a)	128,076	1,153,965
Digi International Inc.(a)	29,832	304,286
DivX Inc.(a)	179,267	1,159,857

DMRC Corp.(c)	32,345	376,976
Double-Take Software Inc.(a)	114,687	1,141,136
Ebix Inc.(a)	13,326	1,252,111
Eclipsys Corp.(a)	357,499	7,489,604
EPIQ Systems Inc.(a)	154,204	2,097,174
FalconStor Software Inc.(a)	252,331	1,352,494
Guidance Software Inc.(a)	60,730	284,824
Informatica Corp.(a)	582,068	7,561,063
InnerWorkings Inc.(a)(b)	208,509	2,312,365
Interactive Intelligence Inc.(a)	90,229	813,866
JDA Software Group Inc.(a)	11,910	181,151
Lawson Software Inc.(a)	777,349	5,441,443
ManTech International Corp. Class A(a)	134,996	8,003,913
MedAssets Inc.(a)	120,358	2,070,158
MicroStrategy Inc. Class A(a)	59,346	3,532,867
Midway Games Inc.(a)(b)	74,847	177,387
Monotype Imaging Holdings Inc.(a)	69,171	769,873
NetSuite Inc.(a)(b)	46,545	838,741
Omnicell Inc.(a)	203,700	2,678,655
Omniture Inc.(a)(b)	410,197	7,531,217
OpenTV Corp. Class A(a)(b)	55,422	78,145
OPNET Technologies Inc.(a)	77,811	947,738
Parametric Technology Corp.(a)	719,284	13,234,826
Pegasystems Inc.	94,113	1,214,999
Phase Forward Inc.(a)	281,590	5,888,047
Phoenix Technologies Ltd.(a)	182,021	1,454,348
Progress Software Corp.(a)	248,399	6,455,890
PROS Holdings Inc.(a)	84,243	791,042
QAD Inc.	81,063	560,956
Quality Systems Inc.	114,927	4,856,815
Renaissance Learning Inc.(b)	62,574	812,836
Smith Micro Software Inc.(a)	165,885	1,177,784
Solera Holdings Inc.(a)	339,536	9,751,474
SPSS Inc.(a)	117,182	3,440,464
Sybase Inc.(a)	439,353	13,452,989
Synchronoss Technologies Inc.(a)	145,783	1,371,818
Take-Two Interactive Software Inc.	505,469	8,289,692
Taleo Corp. Class A(a)	171,440	3,409,942
THQ Inc.(a)(b)	301,874	3,634,563
Trident Microsystems Inc.(a)	164,060	393,744
Ultimate Software Group Inc.(a)	162,117	4,377,159
Unica Corp.(a)	90,886	712,546
VeriFone Holdings Inc.(a)(b)	235,944	3,902,514
Wind River Systems Inc.(a)	473,745	4,737,450

		204,717,269
STORAGE & WAREHOUSING – 0.11%
Mobile Mini Inc.(a)(b)	190,841	3,688,957

		3,688,957
TELECOMMUNICATIONS – 4.03%
Acme Packet Inc.(a)	180,613	1,034,912
ADTRAN Inc.	207,367	4,041,583
Airvana Inc.(a)	142,555	839,649
Alaska Communications Systems Group Inc.	147,132	1,799,424
Anixter International Inc.(a)	16,522	983,224
Applied Signal Technology Inc.	22,350	388,443
Aruba Networks Inc.(a)	345,758	1,773,739
Atheros Communications Inc.(a)(b)	390,345	9,204,335
Avanex Corp.(a)	89,629	419,464
BigBand Networks Inc.(a)	220,428	813,379
Cbeyond Inc.(a)	158,056	2,274,426
Centennial Communications Corp.(a)	380,433	2,373,902

Comtech Telecommunications Corp.(a)(b)	159,266	7,842,258
Consolidated Communications Holdings Inc.	55,728	840,378
CPI International Inc.(a)	5,565	80,581
Finisar Corp.(a)(b)	2,588,887	2,614,776
Foundry Networks Inc.(a)	267,188	4,865,493
GeoEye Inc.(a)	11,225	248,409
Global Crossing Ltd.(a)	54,895	832,208
Globecomm Systems Inc.(a)	87,498	764,733
Harmonic Inc.(a)	278,312	2,351,736
Hughes Communications Inc.(a)	47,330	1,737,011
Hungarian Telephone and Cable Corp.(a)	31,346	623,785
Hypercom Corp.(a)	261,546	1,040,953
ICO Global Communications (Holdings) Ltd.(a)	227,276	247,731
Infinera Corp.(a)(b)	610,554	5,836,896
InterDigital Inc.(a)	298,229	7,172,407
Iowa Telecommunications Services Inc.	25,153	469,858
iPCS Inc.(a)	36,224	806,708
Ixia(a)	167,071	1,231,313
MasTec Inc.(a)	254,026	3,376,006
NETGEAR Inc.(a)	38,166	572,490
Neutral Tandem Inc.(a)	110,105	2,041,347
NextWave Wireless Inc.(a)(b)	322,134	193,280
Novatel Wireless Inc.(a)(b)	94,300	571,458
NTELOS Holdings Corp.	196,668	5,288,403
Oplink Communications Inc.(a)	50,903	614,399
Opnext Inc.(a)	68,749	315,558
ORBCOMM Inc.(a)(b)	169,166	833,988
PAETEC Holding Corp.(a)	616,206	1,324,843
ParkerVision Inc.(a)(b)	152,530	1,525,300
Polycom Inc.(a)	534,775	12,369,346
Preformed Line Products Co.	2,410	140,599
Premiere Global Services Inc.(a)	348,764	4,903,622
RCN Corp.(a)	131,167	1,608,107
SAVVIS Inc.(a)(b)	248,214	3,335,996
Shenandoah Telecommunications Co.	139,990	3,089,579
ShoreTel Inc.(a)(b)	245,150	1,407,161
Sonus Networks Inc.(a)(b)	1,338,485	3,854,837
Starent Networks Corp.(a)(b)	196,191	2,538,712
Switch & Data Facilities Co. Inc.(a)	135,326	1,684,809
Sycamore Networks Inc.(a)	134,416	434,164
Syniverse Holdings Inc.(a)	162,221	2,694,491
Tekelec(a)	48,089	672,765
TerreStar Corp.(a)	113,596	113,596
tw telecom inc.(a)(b)	849,718	8,828,570
UTStarcom Inc.(a)(b)	36,726	123,767
Viasat Inc.(a)	34,397	811,081
Virgin Mobile USA Inc. Class A(a)	198,199	582,705
Vonage Holdings Corp.(a)(b)	280,961	280,961

		131,685,654
TOYS, GAMES & HOBBIES – 0.41%
LeapFrog Enterprises Inc.(a)	217,927	2,301,309
Marvel Entertainment Inc.(a)	322,052	10,994,855

		13,296,164
TRANSPORTATION – 2.32%
American Commercial Lines Inc.(a)(b)	235,699	2,507,837
Arlington Tankers Ltd.	84,039	1,292,520
CAI International Inc.(a)	34,105	377,201
DHT Maritime Inc.	122,993	826,513
Dynamex Inc.(a)	28,976	824,657
Eagle Bulk Shipping Inc.	308,073	4,294,538
Forward Air Corp.	189,302	5,154,693

Genco Shipping & Trading Ltd.(b)	159,497	5,301,680
General Maritime Corp.	175,023	3,409,448
Genesee & Wyoming Inc. Class A(a)	145,554	5,461,186
Golar LNG Ltd.	194,878	2,587,980
GulfMark Offshore Inc.(a)	112,605	5,053,712
Heartland Express Inc.	228,633	3,548,384
Horizon Lines Inc. Class A	197,719	1,951,487
Hub Group Inc. Class A(a)	157,752	5,939,363
Knight Transportation Inc.	376,294	6,385,709
Knightsbridge Tankers Ltd.	112,926	2,989,151
Nordic American Tanker Shipping Ltd.	61,006	1,955,852
Old Dominion Freight Line Inc.(a)	127,870	3,623,836
Pacer International Inc.	88,620	1,459,571
Patriot Transportation Holding Inc.(a)	634	50,086
PHI Inc.(a)	60,781	2,244,642
Ship Finance International Ltd.	277,146	5,975,268
TBS International Ltd.(a)	69,176	931,109
Teekay Tankers Ltd. Class A	89,356	1,512,797
Universal Truckload Services Inc.(a)	8,395	204,502

		75,863,722
TRUCKING & LEASING – 0.03%
TAL International Group Inc.	26,262	546,775
Textainer Group Holdings Ltd.	27,002	410,160

		956,935
WATER – 0.06%
Consolidated Water Co. Ltd.(b)	96,294	1,638,924
SJW Corp.	5,629	168,701

		1,807,625

TOTAL COMMON STOCKS
(Cost: $4,104,054,342)		3,265,271,307

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc.(b)(c)	2,497	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.11%

MONEY MARKET FUNDS – 14.11%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	857,079	857,079

BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	460,240,832	460,240,832

		461,097,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $461,097,911)		461,097,911

TOTAL INVESTMENTS IN SECURITIES – 114.04%
(Cost: $4,565,152,253)		3,726,369,218
Other Assets, Less Liabilities – (14.04)%		(458,697,563)

NET ASSETS – 100.00%		$3,267,671,655

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.09%
Greenfield Online Inc.(a)	14,546	$253,100
Harte-Hanks Inc.	226,866	2,352,600
R.H. Donnelley Corp.(a)(b)	484,487	964,129

		3,569,829
AEROSPACE & DEFENSE – 0.77%
AAR Corp.(a)(b)	212,140	3,519,403
Argon ST Inc.(a)	11,590	272,249
Curtiss-Wright Corp.	48,040	2,183,418
Ducommun Inc.	74,448	1,777,818
Esterline Technologies Corp.(a)	36,102	1,429,278
Herley Industries Inc.(a)	62,940	1,076,274
Kaman Corp.	167,607	4,773,447
LMI Aerospace Inc.(a)	23,139	465,325
Moog Inc. Class A(a)(b)	269,533	11,557,575
Triumph Group Inc.	51,520	2,354,979

		29,409,766
AGRICULTURE – 0.42%
Alico Inc.	6,075	288,137
Alliance One International Inc.(a)	176,759	671,684
Andersons Inc. (The)	127,979	4,507,420
Griffin Land & Nurseries Inc.	23,430	868,784
Maui Land & Pineapple Co. Inc.(a)(b)	33,021	907,747
Universal Corp.	178,577	8,766,345

		16,010,117
AIRLINES – 0.82%
AirTran Holdings Inc.(a)(b)	405,164	984,549
Alaska Air Group Inc.(a)	252,553	5,149,556
Allegiant Travel Co.(a)	15,152	535,169
Hawaiian Holdings Inc.(a)	36,688	340,465
JetBlue Airways Corp.(a)(b)	1,217,182	6,025,051
Republic Airways Holdings Inc.(a)	248,180	2,528,954
SkyWest Inc.	410,587	6,561,180
UAL Corp.	467,319	4,107,734
US Airways Group Inc.(a)(b)	806,913	4,865,685

		31,098,343
APPAREL – 1.15%
Carter’s Inc.(a)	398,289	7,858,242
Cherokee Inc.	24,404	536,400
Columbia Sportswear Co.(b)	86,852	3,644,310
Crocs Inc.(a)(b)	43,433	155,490
G-III Apparel Group Ltd.(a)	33,690	630,340
Gymboree Corp.(a)	56,535	2,006,992
Iconix Brand Group Inc.(a)	117,688	1,539,359
K-Swiss Inc. Class A	181,632	3,160,397

Maidenform Brands Inc.(a)	80,647	1,170,188
Oxford Industries Inc.	100,175	2,587,520
Perry Ellis International Inc.(a)	40,681	606,554
Quiksilver Inc.(a)	893,209	5,127,020
SKECHERS U.S.A. Inc. Class A(a)	215,978	3,634,910
Steven Madden Ltd.(a)	123,301	3,055,399
Timberland Co. Class A(a)	335,978	5,835,938
Unifi Inc.(a)	317,857	1,538,428
Weyco Group Inc.	22,101	739,720

		43,827,207
AUTO MANUFACTURERS – 0.07%
Force Protection Inc.(a)	206,920	554,546
Wabash National Corp.	217,359	2,054,043

		2,608,589
AUTO PARTS & EQUIPMENT – 1.06%
Accuride Corp.(a)	249,572	399,315
American Axle & Manufacturing Holdings Inc.(b)	326,547	1,750,292
ArvinMeritor Inc.	518,703	6,763,887
ATC Technology Corp.(a)	148,386	3,522,684
Commercial Vehicle Group Inc.(a)	152,147	1,081,765
Cooper Tire & Rubber Co.	416,982	3,586,045
Dana Holding Corp.(a)	702,515	3,400,173
Dorman Products Inc.(a)	79,286	993,454
Fuel Systems Solutions Inc.(a)	3,699	127,431
Hayes Lemmerz International Inc.(a)	634,252	1,731,508
Lear Corp.(a)	449,007	4,714,573
Modine Manufacturing Co.	228,128	3,303,293
Spartan Motors Inc.	210,663	669,908
Superior Industries International Inc.	162,731	3,117,926
Tenneco Inc.(a)	329,397	3,501,490
Visteon Corp.(a)	678,115	1,573,227

		40,236,971
BANKS – 12.85%
AMCORE Financial Inc.	143,894	1,331,020
Ameris Bancorp	96,467	1,432,535
Ames National Corp.(b)	45,275	1,174,886
Arrow Financial Corp.	64,339	1,892,210
BancFirst Corp.(b)	52,480	2,536,358
Banco Latinoamericano de Exportaciones SA Class E	192,572	2,776,888
BancTrust Financial Group Inc.(b)	123,436	1,619,480
Bank Mutual Corp.	337,684	3,832,713
Bank of the Ozarks Inc.	88,235	2,382,345
Banner Corp.(b)	98,916	1,187,981
Boston Private Financial Holdings Inc.	385,955	3,373,247
Bryn Mawr Bank Corp.	49,327	1,084,207
Camden National Corp.	54,933	1,919,908
Capital City Bank Group Inc.(b)	83,743	2,625,343
Capitol Bancorp Ltd.	102,231	1,992,482
Cardinal Financial Corp.	65,840	531,987
Cascade Bancorp(b)	156,760	1,393,596
Cathay General Bancorp(b)	347,137	8,261,861
Centerstate Banks of Florida Inc.	66,512	1,188,569
Central Pacific Financial Corp.	203,860	3,426,887
Chemical Financial Corp.	168,739	5,254,532
Citizens & Northern Corp.(b)	64,152	1,382,476
Citizens Republic Bancorp Inc.(b)	678,186	2,088,813
City Bank(b)	96,421	1,504,168
City Holding Co.	113,306	4,787,178
CoBiz Financial Inc.	134,995	1,621,290

Colonial BancGroup Inc. (The)(b)	1,422,481	11,180,701
Columbia Banking System Inc.	127,824	2,266,320
Community Bank System Inc.	210,242	5,287,586
Community Trust Bancorp Inc.	106,168	3,652,179
Corus Bankshares Inc.(b)	263,784	1,068,325
CVB Financial Corp.	465,403	6,469,102
East West Bancorp Inc.(b)	449,169	6,153,615
Encore Bancshares Inc.(a)	46,358	834,444
Enterprise Financial Services Corp.(b)	39,063	881,261
F.N.B. Corp. (Pennsylvania)	605,853	9,681,531
Farmers Capital Bank Corp.	44,567	1,204,200
Financial Institutions Inc.	77,223	1,545,232
First Bancorp (North Carolina)	102,443	1,751,775
First BanCorp (Puerto Rico)	500,103	5,531,139
First Bancorp Inc. (Maine)(b)	61,004	1,195,678
First Busey Corp. Class A(b)	177,075	3,245,785
First Commonwealth Financial Corp.	515,055	6,937,791
First Community Bancshares Inc.	63,985	2,400,717
First Financial Bancorp	262,325	3,829,945
First Financial Bankshares Inc.(b)	120,045	6,227,935
First Financial Corp.	80,271	3,771,132
First Merchants Corp.	129,087	2,943,184
First Midwest Bancorp Inc.	342,053	8,291,365
1st Source Corp.	106,106	2,493,491
First South Bancorp Inc.(b)	57,817	998,500
FirstMerit Corp.	570,327	11,976,867
Frontier Financial Corp.(b)	330,432	4,437,702
Glacier Bancorp Inc.	380,196	9,417,455
Green Bancshares Inc.(b)	91,652	2,154,739
Guaranty Bancorp(a)	370,804	2,261,904
Hancock Holding Co.	168,092	8,572,692
Hanmi Financial Corp.	262,234	1,324,282
Harleysville National Corp.	219,916	3,734,174
Heartland Financial USA Inc.(b)	92,194	2,310,382
Heritage Commerce Corp.	74,603	1,135,458
Home Bancshares Inc.	93,729	2,424,769
IBERIABANK Corp.	91,036	4,811,253
Independent Bank Corp. (Massachusetts)	115,229	3,591,688
Integra Bank Corp.(b)	146,913	1,172,366
International Bancshares Corp.	359,463	9,705,501
Lakeland Bancorp Inc.(b)	142,993	1,671,588
Lakeland Financial Corp.	86,537	1,900,353
MainSource Financial Group Inc.	129,092	2,530,203
MB Financial Inc.	244,713	8,092,659
Midwest Banc Holdings Inc.(b)	158,134	632,536
Nara Bancorp Inc.	162,141	1,815,979
National Penn Bancshares Inc.	559,500	8,168,700
NBT Bancorp Inc.	225,714	6,753,363
Northfield Bancorp Inc.(a)(b)	138,448	1,676,605
Old National Bancorp	466,599	9,341,312
Old Second Bancorp Inc.(b)	97,939	1,813,830
Oriental Financial Group Inc.	172,324	3,077,707
Pacific Capital Bancorp(b)	325,857	6,631,190
Pacific Continental Corp.	75,048	1,098,703
PacWest Bancorp	172,685	4,937,064
Park National Corp.(b)	77,764	6,065,592
Peapack-Gladstone Financial Corp.	59,105	1,980,017
Pennsylvania Commerce Bancorp Inc.(a)	36,542	1,089,317
Peoples Bancorp Inc.	73,978	1,610,501
Pinnacle Financial Partners Inc.(a)	122,178	3,763,082
PremierWest Bancorp	136,250	1,099,537
Prosperity Bancshares Inc.	275,937	9,379,099
Provident Bankshares Corp.(b)	234,796	2,279,869

Renasant Corp.	146,863	3,188,396
Republic Bancorp Inc. Class A	65,173	1,976,045
S&T Bancorp Inc.	167,416	6,165,931
Sandy Spring Bancorp Inc.	115,531	2,553,235
Santander BanCorp	31,795	343,386
SCBT Financial Corp.(b)	72,074	2,709,982
Seacoast Banking Corp. of Florida(b)	106,095	1,138,399
Shore Bancshares Inc.(b)	59,051	1,517,611
Sierra Bancorp	52,224	1,089,393
Signature Bank(a)	23,822	830,911
Simmons First National Corp. Class A	98,817	3,517,885
Smithtown Bancorp Inc.	55,985	1,259,662
South Financial Group Inc. (The)(b)	512,406	3,755,936
Southside Bancshares Inc.	85,402	2,152,130
Southwest Bancorp Inc.	103,312	1,825,523
State Bancorp Inc.	100,887	1,503,216
Stellar One Corp.	160,168	3,310,673
Sterling Bancorp	126,854	1,834,309
Sterling Bancshares Inc.	513,919	5,370,454
Sterling Financial Corp. (Washington)	367,387	5,327,112
Suffolk Bancorp	41,398	1,631,495
Sun Bancorp Inc. (New Jersey)(a)	102,705	1,391,653
Susquehanna Bancshares Inc.	606,258	11,834,156
SVB Financial Group(a)(b)	166,541	9,646,055
SY Bancorp Inc.(b)	83,265	2,549,574
Texas Capital Bancshares Inc.(a)	194,750	4,043,010
Tompkins Financial Corp.	40,675	2,054,087
TowneBank(b)	147,312	3,240,864
TriCo Bancshares	98,675	2,124,473
TrustCo Bank Corp. NY	348,788	4,084,307
Trustmark Corp.(b)	348,851	7,235,170
UCBH Holdings Inc.	776,365	4,976,500
UMB Financial Corp.	219,130	11,508,708
Umpqua Holdings Corp.(b)	422,501	6,214,990
Union Bankshares Corp.(b)	95,170	2,284,080
United Bancshares Inc.	266,454	9,325,890
United Community Banks Inc.(b)	284,628	3,774,167
United Security Bancshares(b)	58,940	964,258
Univest Corp. of Pennsylvania	91,045	3,368,665
W Holding Co. Inc.(b)	813,450	382,321
Washington Trust Bancorp Inc.	80,717	2,147,072
WesBanco Inc.	186,716	4,970,380
West Bancorporation	122,474	1,595,836
West Coast Bancorp	112,528	1,649,660
Westamerica Bancorporation(b)	110,764	6,372,253
Western Alliance Bancorporation(a)(b)	134,868	2,085,059
Wilshire Bancorp Inc.	135,621	1,650,508
Wintrust Financial Corp.	166,965	4,900,423
Yadkin Valley Financial Corp.(b)	82,019	1,391,042

		489,652,776
BEVERAGES – 0.05%
Farmer Brothers Co.	47,887	1,190,950
National Beverage Corp.(a)	70,390	624,359

		1,815,309
BIOTECHNOLOGY – 0.50%
Affymetrix Inc.(a)	228,835	1,771,183
Arena Pharmaceuticals Inc.(a)(b)	387,718	1,938,590
Cambrex Corp.(a)	87,629	538,918
Celera Corp.(a)	350,178	5,410,250
Cytokinetics Inc.(a)	22,708	107,636
Enzo Biochem Inc.(a)	54,463	598,004

Geron Corp.(a)	202,472	799,764
Human Genome Sciences Inc.(a)	839,595	5,331,428
Lexicon Pharmaceuticals Inc.(a)	399,289	710,734
Maxygen Inc.(a)	109,499	463,181
Nektar Therapeutics(a)	385,315	1,383,281

		19,052,969
BUILDING MATERIALS – 0.86%
Apogee Enterprises Inc.	102,480	1,540,274
Builders FirstSource Inc.(a)(b)	111,893	670,239
Comfort Systems USA Inc.	280,772	3,751,114
Drew Industries Inc.(a)(b)	126,666	2,167,255
Interline Brands Inc.(a)	226,502	3,671,597
LSI Industries Inc.	133,337	1,102,697
NCI Building Systems Inc.(a)	139,436	4,427,093
Quanex Building Products Corp.	93,576	1,426,098
Simpson Manufacturing Co. Inc.(b)	261,954	7,096,334
Trex Co. Inc.(a)(b)	78,367	1,419,226
U.S. Concrete Inc.(a)(b)	279,881	1,251,068
Universal Forest Products Inc.	116,467	4,065,863

		32,588,858
CHEMICALS – 2.12%
A. Schulman Inc.	192,471	3,807,076
Aceto Corp.	161,885	1,552,477
American Vanguard Corp.	7,987	120,444
Arch Chemicals Inc.	115,967	4,093,635
Ferro Corp.	39,371	791,357
H.B. Fuller Co.	342,352	7,144,886
Hercules Inc.	352,648	6,978,904
ICO Inc.(a)	120,772	677,531
Innophos Holdings Inc.	35,728	871,049
Innospec Inc.	64,304	775,506
Minerals Technologies Inc.	71,570	4,248,395
NL Industries Inc.(b)	19,507	200,337
Olin Corp.	527,192	10,227,525
OM Group Inc.(a)	213,803	4,810,567
Penford Corp.	79,153	1,400,217
PolyOne Corp.(a)	659,390	4,253,065
Quaker Chemical Corp.	11,619	330,677
Rockwood Holdings Inc.(a)(b)	293,359	7,527,592
Sensient Technologies Corp.	338,507	9,522,202
Solutia Inc.(a)	154,373	2,161,222
Spartech Corp.	216,154	2,139,925
Stepan Co.	26,578	1,450,361
Symyx Technologies Inc.(a)	112,816	1,118,007
W.R. Grace & Co.(a)	118,732	1,795,228
Westlake Chemical Corp.	134,921	2,837,389

		80,835,574
COAL – 0.01%
National Coal Corp.(a)	16,893	88,350
Westmoreland Coal Co.(a)	6,267	99,019

		187,369
COMMERCIAL SERVICES – 4.21%
Aaron Rents Inc.	319,277	8,642,828
ABM Industries Inc.	307,095	6,706,955
Advance America Cash Advance Centers Inc.	201,837	603,493
Albany Molecular Research Inc.(a)	103,232	1,867,467
AMN Healthcare Services Inc.(a)	16,977	298,286
BearingPoint Inc.(a)(b)	1,545,496	772,748
Bowne & Co. Inc.	174,528	2,015,798

CDI Corp.	86,166	1,924,087
Chemed Corp.	43,771	1,797,237
Compass Diversified Holdings	167,878	2,340,219
Consolidated Graphics Inc.(a)	30,679	930,494
Cornell Companies Inc.(a)	78,243	2,126,645
CRA International Inc.(a)	29,027	797,662
Cross Country Healthcare Inc.(a)	177,541	2,892,143
Deluxe Corp.	175,265	2,522,063
Dollar Thrifty Automotive Group Inc.(a)	152,402	294,136
DynCorp International Inc.(a)	161,364	2,704,461
Electro Rent Corp.	153,063	2,055,636
Emergency Medical Services Corp. Class A(a)	36,606	1,093,787
Euronet Worldwide Inc.(a)(b)	331,112	5,539,504
Exponent Inc.(a)	31,757	1,050,839
First Advantage Corp. Class A(a)	73,543	1,033,279
Gevity HR Inc.	164,252	1,195,755
Global Cash Access Inc.(a)	105,929	536,001
Great Lakes Dredge & Dock Corp.	280,459	1,769,696
H&E Equipment Services Inc.(a)	115,123	1,112,088
HealthSpring Inc.(a)(b)	347,793	7,359,300
Heidrick & Struggles International Inc.	121,750	3,670,762
Hudson Highland Group Inc.(a)	28,893	200,806
ICF International Inc.(a)	44,097	870,916
ICT Group Inc.(a)	36,516	293,954
Integrated Electrical Services Inc.(a)(b)	42,704	749,882
Interactive Data Corp.	134,192	3,384,322
Jackson Hewitt Tax Service Inc.	202,151	3,100,996
Kelly Services Inc. Class A	183,310	3,492,055
Kenexa Corp.(a)	35,955	567,729
Kforce Inc.(a)	189,751	1,937,358
Korn/Ferry International(a)(b)	304,707	5,429,879
Landauer Inc.	30,272	2,202,288
LECG Corp.(a)	117,197	945,780
Lincoln Educational Services Corp.(a)	15,642	206,944
Live Nation Inc.(a)(b)	533,694	8,683,201
MAXIMUS Inc.	113,287	4,173,493
McGrath RentCorp	53,998	1,556,222
Michael Baker Corp.(a)	44,607	1,552,324
Monro Muffler Brake Inc.	105,469	2,432,115
MPS Group Inc.(a)(b)	663,310	6,686,165
Multi-Color Corp.	8,197	195,826
National Research Corp.	2,705	82,935
Odyssey Marine Exploration Inc.(a)(b)	69,326	314,740
On Assignment Inc.(a)	249,473	1,965,847
PeopleSupport Inc.(a)	85,468	999,121
PharmaNet Development Group Inc.(a)	119,653	863,895
PHH Corp.(a)	379,130	5,038,638
Providence Service Corp. (The)(a)	12,692	124,382
Rent-A-Center Inc.(a)	469,975	10,471,043
Spherion Corp.(a)	196,483	956,872
Standard Parking Corp.(a)	16,808	373,474
Steiner Leisure Ltd.(a)	48,800	1,677,744
Stewart Enterprises Inc. Class A(b)	586,081	4,606,597
TNS Inc.(a)	17,373	336,515
TrueBlue Inc.(a)	283,454	4,580,617
Universal Technical Institute Inc.(a)	94,695	1,615,497
Valassis Communications Inc.(a)(b)	173,629	1,503,627
Viad Corp.	146,446	4,216,180
Volt Information Sciences Inc.(a)	90,541	813,058
Watson Wyatt Worldwide Inc.	99,892	4,967,629
Wright Express Corp.(a)	16,488	492,167

		160,316,202

COMPUTERS – 1.82%
Agilysys Inc.	159,891	1,613,300
CACI International Inc. Class A(a)	168,275	8,430,577
CIBER Inc.(a)	378,247	2,643,947
COMSYS IT Partners Inc.(a)	102,472	996,028
Cray Inc.(a)	167,242	866,314
Electronics For Imaging Inc.(a)	373,502	5,202,883
Furmanite Corp.(a)	66,076	683,226
Hutchinson Technology Inc.(a)(b)	166,952	1,933,304
Imation Corp.	209,633	4,735,609
Immersion Corp.(a)	103,481	602,259
Jack Henry & Associates Inc.	39,439	801,795
Limelight Networks Inc.(a)	96,596	241,490
Mentor Graphics Corp.(a)	595,205	6,755,577
Mercury Computer Systems Inc.(a)	161,247	1,435,098
MTS Systems Corp.	80,298	3,380,546
Ness Technologies Inc.(a)	252,891	2,900,660
NetScout Systems Inc.(a)	32,164	342,225
Palm Inc.(b)	112,964	674,395
Perot Systems Corp. Class A(a)	609,267	10,570,782
Quantum Corp.(a)	643,872	695,382
Rackable Systems Inc.(a)(b)	185,534	1,820,089
RadiSys Corp.(a)	157,926	1,358,164
Rimage Corp.(a)	65,365	912,495
SI International Inc.(a)	94,049	2,826,172
Sigma Designs Inc.(a)(b)	33,198	472,076
Silicon Storage Technology Inc.(a)	588,883	1,919,759
SMART Modular Technologies (WWH) Inc.(a)	312,004	936,012
SRA International Inc. Class A(a)	139,678	3,160,913
Super Micro Computer Inc.(a)	23,430	211,104
3D Systems Corp.(a)	11,648	165,984
Virtusa Corp.(a)	19,483	126,834

		69,414,999
COSMETICS & PERSONAL CARE – 0.14%
Chattem Inc.(a)(b)	7,194	562,427
Elizabeth Arden Inc.(a)	172,904	3,394,106
Inter Parfums Inc.	93,325	1,265,487

		5,222,020
DISTRIBUTION & WHOLESALE – 0.60%
Beacon Roofing Supply Inc.(a)(b)	167,026	2,608,946
BMP Sunstone Corp.(a)	22,556	156,539
Brightpoint Inc.(a)	353,669	2,546,417
Core-Mark Holding Co. Inc.(a)	66,627	1,665,009
Owens & Minor Inc.	26,130	1,267,305
Pool Corp.	64,849	1,512,927
ScanSource Inc.(a)	45,698	1,315,645
United Stationers Inc.(a)	164,682	7,876,740
Watsco Inc.	76,838	3,863,415

		22,812,943
DIVERSIFIED FINANCIAL SERVICES – 1.88%
Advanta Corp. Class B	269,609	2,218,882
Ampal-American Israel Corp. Class A(a)(b)	141,579	437,479
Asset Acceptance Capital Corp.(a)(b)	22,879	241,145
BGC Partners Inc. Class A	109,698	470,604
Broadpoint Securities Group Inc.(a)	140,547	407,586
Calamos Asset Management Inc. Class A	142,704	2,557,256
Cohen & Steers Inc.(b)	45,326	1,284,086
CompuCredit Corp.(a)(b)	116,211	455,547
Credit Acceptance Corp.(a)(b)	15,053	255,901
Doral Financial Corp.(a)(b)	35,481	387,453

Encore Capital Group Inc.(a)(b)	96,849	1,326,831
Epoch Holding Corp.	10,663	112,495
Evercore Partners Inc. Class A	69,335	1,246,643
FBR Capital Markets Corp.(a)(b)	199,890	1,295,287
Federal Agricultural Mortgage Corp.	66,770	273,757
Financial Federal Corp.(b)	178,804	4,098,188
First Marblehead Corp. (The)	233,231	580,745
Friedman, Billings, Ramsey Group Inc. Class A(a)	1,048,501	2,097,002
GAMCO Investors Inc. Class A	36,762	2,179,987
KBW Inc.(a)(b)	174,432	5,745,790
Knight Capital Group Inc. Class A(a)	580,187	8,621,579
LaBranche & Co. Inc.(a)	362,612	1,631,754
MarketAxess Holdings Inc.(a)	220,651	1,780,654
National Financial Partners Corp.	279,229	4,188,435
Nelnet Inc. Class A	123,168	1,748,986
NewStar Financial Inc.(a)	119,524	966,949
Ocwen Financial Corp.(a)(b)	254,233	2,046,576
Penson Worldwide Inc.(a)	118,417	1,642,444
Piper Jaffray Companies(a)(b)	131,615	5,692,349
Portfolio Recovery Associates Inc.(a)(b)	37,086	1,803,492
Sanders Morris Harris Group Inc.	137,026	1,185,275
Stifel Financial Corp.(a)	156,453	7,807,005
SWS Group Inc.(b)	170,490	3,437,078
Thomas Weisel Partners Group Inc.(a)	136,711	1,152,474
U.S. Global Investors Inc. Class A	12,954	130,188
Westwood Holdings Group Inc.	5,428	257,287

		71,765,189
ELECTRIC – 3.46%
ALLETE Inc.	184,274	8,200,193
Avista Corp.	373,258	8,103,431
Black Hills Corp.	270,356	8,399,961
Central Vermont Public Service Corp.	73,642	1,726,168
CH Energy Group Inc.	111,523	4,859,057
Cleco Corp.	424,233	10,711,883
El Paso Electric Co.(a)	314,838	6,611,598
Empire District Electric Co. (The)	236,620	5,051,837
EnerNOC Inc.(a)(b)	61,074	631,505
IDACORP Inc.	318,529	9,266,009
MGE Energy Inc.	156,137	5,550,670
NorthWestern Corp.	273,799	6,880,569
Otter Tail Corp.	248,917	7,649,219
Pike Electric Corp.(a)	80,715	1,188,932
PNM Resources Inc.	609,105	6,237,235
Portland General Electric Co.	440,515	10,422,585
Synthesis Energy Systems Inc.(a)	73,838	358,114
UIL Holdings Corp.	176,995	6,076,238
UniSource Energy Corp.	242,070	7,066,023
Westar Energy Inc.	737,778	16,998,405

		131,989,632
ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Advanced Energy Industries Inc.(a)	184,826	2,528,420
Belden Inc.	214,505	6,819,114
China BAK Battery Inc.(a)	48,505	174,618
Coleman Cable Inc.(a)(b)	16,888	169,387
Encore Wire Corp.(b)	129,938	2,353,177
EnerSys Inc.(a)	135,683	2,674,312
GrafTech International Ltd.(a)	149,725	2,262,345
Greatbatch Inc.(a)	160,354	3,935,087
Insteel Industries Inc.	112,426	1,527,869
Littelfuse Inc.(a)	86,694	2,577,413
Medis Technologies Ltd.(a)	9,497	17,095

Powell Industries Inc.(a)	3,810	155,486
Power-One Inc.(a)(b)	498,196	722,384
Valence Technology Inc.(a)(b)	87,384	301,475

		26,218,182
ELECTRONICS – 2.47%
Badger Meter Inc.	7,346	344,895
Bel Fuse Inc. Class B	77,946	2,219,123
Benchmark Electronics Inc.(a)	390,406	5,496,916
Brady Corp. Class A	354,042	12,490,602
Checkpoint Systems Inc.(a)	278,061	5,233,108
Cogent Inc.(a)	121,139	1,238,041
Coherent Inc.(a)	166,086	5,904,357
CTS Corp.	238,707	3,050,675
Cubic Corp.	110,891	2,726,810
Cymer Inc.(a)(b)	162,580	4,118,151
Eagle Test Systems Inc.(a)	90,527	1,385,968
Electro Scientific Industries Inc.(a)	191,853	2,728,150
FEI Co.(a)	256,001	6,095,384
ICx Technologies Inc.(a)(b)	43,030	331,761
KEMET Corp.(a)(b)	598,238	837,533
L-1 Identity Solutions Inc.(a)	406,206	6,206,828
LaBarge Inc.(a)	9,632	145,058
Measurement Specialties Inc.(a)	101,551	1,771,049
Methode Electronics Inc.	270,472	2,418,020
Multi-Fineline Electronix Inc.(a)(b)	8,136	120,331
OSI Systems Inc.(a)	23,804	559,632
Park Electrochemical Corp.	27,403	664,249
Photon Dynamics Inc.(a)	29,517	453,086
Plexus Corp.(a)	25,050	518,535
Rogers Corp.(a)	126,714	4,685,884
Sanmina-SCI Corp.(a)	2,588,227	3,623,518
Sonic Solutions Inc.(a)	61,406	270,186
Stoneridge Inc.(a)	104,007	1,170,079
Technitrol Inc.	270,535	4,001,213
TTM Technologies Inc.(a)	264,011	2,618,989
Varian Inc.(a)	11,395	488,845
Watts Water Technologies Inc. Class A	205,286	5,614,572
Woodward Governor Co.	88,228	3,111,802
Zygo Corp.(a)	108,412	1,363,823

		94,007,173
ENERGY - ALTERNATE SOURCES – 0.20%
Aventine Renewable Energy Holdings Inc.(a)	145,359	459,334
Comverge Inc.(a)	9,227	42,444
GT Solar International Inc.(a)	69,383	741,704
Headwaters Inc.(a)	254,192	3,393,463
Pacific Ethanol Inc.(a)	64,496	89,649
Plug Power Inc.(a)(b)	570,993	565,283
VeraSun Energy Corp.(a)(b)	730,117	2,285,266

		7,577,143
ENGINEERING & CONSTRUCTION – 0.85%
Dycom Industries Inc.(a)	283,496	3,691,118
EMCOR Group Inc.(a)	292,702	7,703,917
Granite Construction Inc.	233,105	8,349,821
Insituform Technologies Inc. Class A(a)(b)	197,643	2,956,739
Layne Christensen Co.(a)	105,959	3,754,127
Perini Corp.(a)	211,456	5,453,450
Sterling Construction Co. Inc.(a)	28,023	453,973

		32,363,145

ENTERTAINMENT – 0.60%
Bluegreen Corp.(a)(b)	90,469	625,141
Churchill Downs Inc.	67,693	3,315,603
Cinemark Holdings Inc.	135,585	1,843,956
Great Wolf Resorts Inc.(a)	169,574	620,641
Isle of Capri Casinos Inc.(a)(b)	112,742	1,016,933
Macrovision Solutions Corp.(a)	536,412	8,250,017
Pinnacle Entertainment Inc.(a)(b)	423,841	3,204,238
Six Flags Inc.(a)(b)	517,741	346,886
Speedway Motorsports Inc.	95,825	1,866,671
Steinway Musical Instruments Inc.(a)(b)	48,301	1,367,884
Vail Resorts Inc.(a)	12,389	432,996

		22,890,966
ENVIRONMENTAL CONTROL – 0.21%
Casella Waste Systems Inc. Class A(a)	69,471	815,590
Energy Recovery Inc.(a)	34,288	325,393
Mine Safety Appliances Co.	142,264	5,423,104
Waste Services Inc.(a)	167,172	1,238,745

		7,802,832
FOOD – 2.92%
American Dairy Inc.(a)	17,358	175,837
Arden Group Inc. Class A	414	60,287
B&G Foods Inc. Class A	141,550	1,012,082
Cal-Maine Foods Inc.(b)	8,694	238,563
Chiquita Brands International Inc.(a)(b)	306,132	4,839,947
Flowers Foods Inc.	215,481	6,326,522
Fresh Del Monte Produce Inc.(a)	294,703	6,542,407
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	160,417	1,735,712
Hain Celestial Group Inc.(a)(b)	254,355	7,002,393
Imperial Sugar Co.(b)	84,330	1,141,828
Ingles Markets Inc. Class A	88,568	2,022,007
J&J Snack Foods Corp.(b)	99,102	3,360,549
Lance Inc.	151,108	3,428,641
M&F Worldwide Corp.(a)	77,640	3,105,600
Nash Finch Co.(b)	89,315	3,851,263
Pilgrim’s Pride Corp.	287,491	715,853
Ralcorp Holdings Inc.(a)	355,546	23,967,355
Ruddick Corp.	279,993	9,085,773
Sanderson Farms Inc.	120,391	4,423,165
Seaboard Corp.(b)	2,357	2,962,749
Smart Balance Inc.(a)(b)	102,350	671,416
Spartan Stores Inc.	134,464	3,345,464
Tootsie Roll Industries Inc.(b)	111,744	3,230,519
TreeHouse Foods Inc.(a)	220,651	6,553,335
United Natural Foods Inc.(a)(b)	210,226	5,253,548
Village Super Market Inc. Class A	22,580	1,076,389
Weis Markets Inc.	78,498	2,826,713
Winn-Dixie Stores Inc.(a)	161,908	2,250,521

		111,206,438
FOREST PRODUCTS & PAPER – 1.03%
AbitibiBowater Inc.(a)	376,277	1,456,192
Boise Inc.(a)	251,303	392,033
Buckeye Technologies Inc.(a)	278,207	2,278,515
Kapstone Paper and Packaging Corp.(a)(b)	126,311	802,075
Louisiana-Pacific Corp.	726,829	6,759,510
Mercer International Inc.(a)	211,969	775,807
Neenah Paper Inc.	103,786	2,054,963
P.H. Glatfelter Co.	317,492	4,298,842
Potlatch Corp.	176,464	8,186,165
Rock-Tenn Co. Class A(b)	167,513	6,697,170
Schweitzer-Mauduit International Inc.	110,502	2,098,433

Verso Paper Corp.	100,550	265,452
Wausau Paper Corp.	313,888	3,179,685

		39,244,842
GAS – 2.36%
Chesapeake Utilities Corp.	48,609	1,614,305
EnergySouth Inc.	32,101	1,971,964
Laclede Group Inc. (The)	153,480	7,442,245
New Jersey Resources Corp.(b)	295,423	10,602,732
Nicor Inc.	318,499	14,125,431
Northwest Natural Gas Co.	186,056	9,674,912
Piedmont Natural Gas Co.(b)	516,297	16,500,852
South Jersey Industries Inc.	208,956	7,459,729
Southwest Gas Corp.	304,697	9,220,131
WGL Holdings Inc.	349,011	11,325,407

		89,937,708
HAND & MACHINE TOOLS – 0.63%
Baldor Electric Co.	324,833	9,358,439
Franklin Electric Co. Inc.	63,527	2,830,128
Raser Technologies Inc.(a)(b)	130,806	1,111,851
Regal Beloit Corp.	226,575	9,633,969
Thermadyne Holdings Corp.(a)	73,748	1,229,379

		24,163,766
HEALTH CARE - PRODUCTS – 0.85%
AngioDynamics Inc.(a)	101,282	1,600,256
Caliper Life Sciences Inc.(a)(b)	336,437	942,024
Cantel Medical Corp.(a)	89,498	860,971
Cardiac Science Corp.(a)	136,956	1,418,864
CONMED Corp.(a)(b)	185,658	5,941,056
Datascope Corp.	5,970	308,231
ev3 Inc.(a)	396,519	3,981,051
Hanger Orthopedic Group Inc.(a)	160,624	2,802,889
ICU Medical Inc.(a)	39,448	1,199,614
Invacare Corp.	185,065	4,467,469
Medical Action Industries Inc.(a)	61,803	811,473
NxStage Medical Inc.(a)(b)	63,517	268,042
OraSure Technologies Inc.(a)	26,250	129,150
Orthofix International NV(a)	81,034	1,509,663
Palomar Medical Technologies Inc.(a)	130,244	1,753,084
Sirona Dental Systems Inc.(a)	6,798	158,257
Symmetry Medical Inc.(a)	174,756	3,243,471
TomoTherapy Inc.(a)	15,222	69,717
Vital Images Inc.(a)	53,991	809,865

		32,275,147
HEALTH CARE - SERVICES – 2.10%
Alliance Imaging Inc.(a)	14,126	145,074
AMERIGROUP Corp.(a)	377,177	9,519,947
AmSurg Corp.(a)	220,949	5,627,571
Apria Healthcare Group Inc.(a)	308,170	5,621,021
Assisted Living Concepts Inc.(a)	175,322	1,116,801
Capital Senior Living Corp.(a)	147,007	1,117,253
Centene Corp.(a)	280,137	5,745,610
Ensign Group Inc. (The)	56,558	966,576
Five Star Quality Care Inc.(a)(b)	214,456	804,210
Gentiva Health Services Inc.(a)	102,152	2,751,975
HealthSouth Corp.(a)	618,748	11,403,526
IPC The Hospitalist Co. Inc.(a)	2,443	62,785
Kindred Healthcare Inc.(a)	196,384	5,414,307
Magellan Health Services Inc.(a)	285,634	11,728,132
MedCath Corp.(a)	112,969	2,024,404

Molina Healthcare Inc.(a)	101,434	3,144,454
National Healthcare Corp.	7,322	345,013
NightHawk Radiology Holdings Inc.(a)	149,958	1,082,697
Odyssey Healthcare Inc.(a)	182,283	1,850,172
RadNet Inc.(a)	15,395	61,734
RehabCare Group Inc.(a)	125,782	2,276,654
Res-Care Inc.(a)	176,493	3,201,583
Skilled Healthcare Group Inc. Class A(a)	124,551	1,979,115
Sunrise Senior Living Inc.(a)	36,562	504,190
Triple-S Management Corp. Class B(a)(b)	101,024	1,645,681

		80,140,485
HOLDING COMPANIES - DIVERSIFIED – 0.02%
Resource America Inc. Class A	71,068	675,146

		675,146
HOME BUILDERS – 0.77%
AMREP Corp.(a)(b)	11,252	477,197
Beazer Homes USA Inc.(a)(b)	278,469	1,665,245
Brookfield Homes Corp.(b)	67,447	968,539
Cavco Industries Inc.(a)	10,731	387,926
Champion Enterprises Inc.(a)	281,117	1,560,199
Hovnanian Enterprises Inc. Class A(a)(b)	329,062	2,629,205
M/I Homes Inc.	99,974	2,277,408
Meritage Homes Corp.(a)	217,244	5,365,927
Palm Harbor Homes Inc.(a)(b)	71,252	706,107
Ryland Group Inc.	298,226	7,908,953
Skyline Corp.(b)	48,120	1,271,812
Standard-Pacific Corp.(a)(b)	875,440	4,298,410

		29,516,928
HOME FURNISHINGS – 0.55%
American Woodmark Corp.	16,849	378,260
Audiovox Corp. Class A(a)	122,871	1,151,301
Ethan Allen Interiors Inc.(b)	173,997	4,875,396
Furniture Brands International Inc.	295,807	3,111,890
Hooker Furniture Corp.	65,202	1,157,335
Kimball International Inc. Class B	224,754	2,427,343
La-Z-Boy Inc.(b)	362,770	3,381,016
Sealy Corp.(b)	311,497	2,012,271
Tempur-Pedic International Inc.(b)	200,986	2,363,595
Universal Electronics Inc.(a)	8,078	201,788

		21,060,195
HOUSEHOLD PRODUCTS & WARES – 0.74%
ACCO Brands Corp.(a)(b)	385,351	2,905,547
American Greetings Corp. Class A	345,548	5,283,429
Blyth Inc.	173,488	1,967,354
Central Garden & Pet Co. Class A(a)(b)	453,367	2,697,534
CSS Industries Inc.	55,984	1,441,028
Ennis Inc.	181,716	2,809,329
Helen of Troy Ltd.(a)	211,994	4,827,103
Prestige Brands Holdings Inc.(a)	238,093	2,114,266
Russ Berrie and Co. Inc.(a)	118,921	912,124
Spectrum Brands Inc.(a)	285,134	396,336
Standard Register Co. (The)	72,221	711,377
WD-40 Co.	62,240	2,236,283

		28,301,710
HOUSEWARES – 0.06%
Libbey Inc.	15,344	130,577
National Presto Industries Inc.	29,134	2,170,483

		2,301,060

INSURANCE – 7.14%
Ambac Financial Group Inc.(b)	2,025,443	4,719,282
AmCOMP Inc.(a)	90,458	1,049,313
American Equity Investment Life Holding Co.	386,810	2,901,075
American Physicians Capital Inc.	59,432	2,515,757
American Safety Insurance Holdings Ltd.(a)	75,887	1,146,653
Amerisafe Inc.(a)	133,397	2,427,825
AmTrust Financial Services Inc.	105,014	1,427,140
Argo Group International Holdings Ltd.(a)	140,243	5,167,955
Aspen Insurance Holdings Ltd.	600,577	16,515,867
Assured Guaranty Ltd.(b)	392,173	6,376,733
Baldwin & Lyons Inc. Class B	61,296	1,469,265
CastlePoint Holdings Ltd.	235,592	2,622,139
Citizens Inc.(a)(b)	263,144	2,163,044
CNA Surety Corp.(a)	117,861	1,968,279
Crawford & Co. Class B(a)(b)	170,429	2,590,521
Darwin Professional Underwriters Inc. (a)	3,510	109,196
Delphi Financial Group Inc. Class A	290,952	8,158,294
Donegal Group Inc. Class A	82,581	1,497,194
EMC Insurance Group Inc.	42,348	1,248,419
Employers Holdings Inc.	326,995	5,683,173
Enstar Group Ltd.(a)	16,622	1,618,318
FBL Financial Group Inc. Class A	90,188	2,515,343
First Acceptance Corp.(a)	124,135	422,059
First Mercury Financial Corp.(a)	83,216	1,185,828
Flagstone Reinsurance Holdings Ltd.	213,673	2,194,422
FPIC Insurance Group Inc.(a)	58,399	3,001,125
Greenlight Capital Re Ltd. Class A(a)(b)	201,387	4,629,887
Hallmark Financial Services Inc.(a)	43,315	393,733
Harleysville Group Inc.	92,381	3,492,002
Hilb Rogal & Hobbs Co.	259,856	12,145,669
Horace Mann Educators Corp.	288,669	3,715,170
Independence Holding Co.(b)	46,403	535,955
Infinity Property and Casualty Corp.	108,288	4,461,466
IPC Holdings Ltd.	352,215	10,640,415
Kansas City Life Insurance Co.	32,248	1,483,408
LandAmerica Financial Group Inc.(b)	107,657	2,610,682
Life Partners Holdings Inc.	3,211	115,500
Maiden Holdings Ltd.	346,074	1,505,422
Max Capital Group Ltd.	397,030	9,223,007
Meadowbrook Insurance Group Inc.	388,815	2,745,034
Montpelier Re Holdings Ltd.	658,110	10,865,396
National Interstate Corp.	43,346	1,041,604
National Western Life Insurance Co. Class A	16,022	3,878,446
Navigators Group Inc. (The)(a)(b)	92,532	5,366,856
NYMAGIC Inc.	32,211	813,328
Odyssey Re Holdings Corp.	170,856	7,483,493
Phoenix Companies Inc. (The)	805,862	7,446,165
Platinum Underwriters Holdings Ltd.	345,186	12,247,199
PMA Capital Corp. Class A(a)	223,675	1,972,813
PMI Group Inc. (The)	571,976	1,687,329
Presidential Life Corp.	153,857	2,429,402
Primus Guaranty Ltd.(a)(b)	82,977	217,400
ProAssurance Corp.(a)	225,984	12,655,104
Quanta Capital Holdings Ltd.	500,845	1,382,332
Radian Group Inc.(b)	563,560	2,840,342
RLI Corp.	131,472	8,163,096
Safety Insurance Group Inc.	114,927	4,359,181
SeaBright Insurance Holdings Inc.(a)	149,852	1,948,076
Selective Insurance Group Inc.	375,515	8,606,804
State Auto Financial Corp.	99,785	2,900,750
Stewart Information Services Corp.	119,760	3,562,860

United America Indemnity Ltd. Class A(a)	130,216	1,852,974
United Fire & Casualty Co.	160,957	4,601,761
Universal American Corp.(a)	278,774	3,398,255
Validus Holdings Ltd.	453,896	10,553,082
Zenith National Insurance Corp.	261,498	9,581,287

		272,246,904
INTERNET – 1.28%
Ariba Inc.(a)	84,936	1,200,146
Avocent Corp.(a)	314,528	6,435,243
DealerTrack Holdings Inc.(a)	82,587	1,390,765
HSW International Inc.(a)(b)	111,701	290,423
i2 Technologies Inc.(a)(b)	111,444	1,503,380
iBasis Inc.	226,591	790,803
InfoSpace Inc.	102,443	1,111,507
Internap Network Services Corp.(a)	180,624	628,572
Internet Brands Inc. Class A(a)	89,882	626,478
Internet Capital Group Inc.(a)	106,904	866,991
Interwoven Inc.(a)	49,403	697,570
Keynote Systems Inc.(a)	80,156	1,062,067
ModusLink Global Solutions Inc.(a)	346,133	3,326,338
Orbitz Worldwide Inc.(a)(b)	241,544	1,417,863
PCTEL Inc.	51,026	475,562
Perficient Inc.(a)	222,214	1,475,501
Rackspace Hosting Inc.(a)	32,007	312,388
RealNetworks Inc.(a)	386,512	1,963,481
S1 Corp.(a)	87,813	537,416
Safeguard Scientifics Inc.(a)	789,961	987,451
Secure Computing Corp.(a)	330,572	1,811,535
SonicWALL Inc.(a)	332,820	1,743,977
Sourcefire Inc.(a)(b)	27,395	199,710
SupportSoft Inc.(a)	102,880	308,640
TheStreet.com Inc.	53,815	322,352
TIBCO Software Inc.(a)	1,312,581	9,608,093
United Online Inc.	540,757	5,088,523
Vignette Corp.(a)	81,962	880,272
Websense Inc.(a)	31,926	713,546
Website Pros Inc.(a)	149,962	809,795

		48,586,388
INVESTMENT COMPANIES – 1.30%
Apollo Investment Corp.(b)	1,000,357	17,056,087
Ares Capital Corp.	683,425	7,128,123
BlackRock Kelso Capital Corp.	89,777	1,035,129
Capital Southwest Corp.	21,520	3,056,916
Fifth Street Finance Corp.	56,634	582,764
Gladstone Capital Corp.	148,511	2,263,308
Gladstone Investment Corp.	155,483	1,069,723
Harris & Harris Group Inc.(a)	183,011	1,167,610
Hercules Technology Growth Capital Inc.	233,307	2,263,078
Kayne Anderson Energy Development Co.	71,390	1,208,633
Kohlberg Capital Corp.	123,509	1,060,942
MCG Capital Corp.	536,705	1,406,167
Medallion Financial Corp.	106,586	1,115,955
MVC Capital Inc.(b)	172,821	2,635,520
NGP Capital Resources Co.	153,296	2,233,523
Patriots Capital Funding Inc.	148,138	943,639
PennantPark Investment Corp.	148,400	1,099,644
Prospect Energy Corp.	186,335	2,386,951

		49,713,712
IRON & STEEL – 0.15%
China Precision Steel Inc.(a)(b)	120,883	402,540

Gibraltar Industries Inc.	187,950	3,516,544
Olympic Steel Inc.	15,988	471,486
Sutor Technology Group Ltd.(a)	24,906	81,941
Universal Stainless & Alloy Products Inc.(a)	43,325	1,106,954

		5,579,465
LEISURE TIME – 0.44%
Brunswick Corp.	617,348	7,895,881
Callaway Golf Co.	466,499	6,563,641
Marine Products Corp.	49,470	410,601
Nautilus Inc.(a)	160,380	732,937
Polaris Industries Inc.(b)	27,424	1,247,518

		16,850,578
LODGING – 0.39%
Ameristar Casinos Inc.	177,687	2,521,379
Gaylord Entertainment Co.(a)(b)	287,803	8,452,774
Lodgian Inc.(a)	111,853	872,453
Marcus Corp.	143,820	2,312,626
Monarch Casino & Resort Inc.(a)(b)	45,736	520,933
Morgans Hotel Group Co.(a)	20,375	222,291
Riviera Holdings Corp.(a)	15,988	117,512

		15,019,968
MACHINERY – 1.22%
Alamo Group Inc.	44,499	758,708
Albany International Corp. Class A	208,612	5,701,366
Applied Industrial Technologies Inc.(b)	209,296	5,636,341
Astec Industries Inc.(a)	10,191	314,189
Briggs & Stratton Corp.	348,920	5,645,526
Cascade Corp.	64,574	2,828,987
Columbus McKinnon Corp.(a)	118,177	2,785,432
Gehl Corp.(a)	74,108	2,180,998
Gerber Scientific Inc.(a)	168,226	1,537,586
Hurco Companies Inc.(a)	45,141	1,334,819
Intevac Inc.(a)	152,831	1,626,122
Kadant Inc.(a)	98,909	2,252,158
NACCO Industries Inc.	41,622	3,934,111
Park-Ohio Holdings Corp.(a)(b)	57,995	1,037,531
Robbins & Myers Inc.	82,129	2,540,250
Sauer-Danfoss Inc.	8,289	204,655
Tecumseh Products Co. Class A(a)(b)	115,314	2,887,463
Tennant Co.	8,156	279,425
Twin Disc Inc.	54,860	754,874
Wabtec Corp.	45,003	2,305,504

		46,546,045
MANUFACTURING – 1.52%
A.O. Smith Corp.(b)	140,199	5,494,399
Actuant Corp. Class A	38,454	970,579
Acuity Brands Inc.	38,762	1,618,701
American Railcar Industries Inc.	15,122	242,557
Ameron International Corp.	51,089	3,660,527
AZZ Inc.(a)	51,572	2,133,534
Blount International Inc.(a)	269,369	2,998,077
Ceradyne Inc.(a)	184,925	6,779,350
CLARCOR Inc.	135,267	5,133,383
EnPro Industries Inc.(a)(b)	124,847	4,639,314
Federal Signal Corp.	338,859	4,642,368
FreightCar America Inc.	74,396	2,177,571
GenTek Inc.(a)(b)	13,823	355,389
Griffon Corp.(a)(b)	290,834	2,623,323
Koppers Holdings Inc.	136,972	5,124,123

LSB Industries Inc.(a)(b)	42,488	588,459
Lydall Inc.(a)	116,720	1,124,014
Matthews International Corp. Class A	12,239	621,007
Myers Industries Inc.	87,617	1,104,850
Reddy Ice Holdings Inc.	127,033	463,670
Standex International Corp.	88,440	2,454,210
Tredegar Corp.	168,180	2,991,922

		57,941,327
MEDIA – 0.93%
A.H. Belo Corp. Class A	147,250	759,810
Belo Corp. Class A	629,952	3,754,514
Charter Communications Inc. Class A(a)(b)	1,634,490	1,193,178
Citadel Broadcasting Corp.(a)(b)	1,276,116	1,046,415
CKX Inc.(a)	157,512	970,274
Courier Corp.	74,474	1,516,291
Cox Radio Inc. Class A(a)(b)	180,581	1,906,935
Crown Media Holdings Inc. Class A(a)(b)	36,573	183,962
Cumulus Media Inc. Class A(a)(b)	185,670	790,954
DG FastChannel Inc.(a)	11,596	254,184
Entercom Communications Corp.	183,272	920,025
Entravision Communications Corp.(a)	211,077	567,797
Fisher Communications Inc.	47,540	1,873,076
GateHouse Media Inc.(b)	222,842	109,193
Gray Television Inc.	303,909	522,723
Idearc Inc.(b)	1,044,179	1,305,224
Journal Communications Inc. Class A	299,091	1,459,564
Lee Enterprises Inc.(b)	316,578	1,108,023
Lin TV Corp. Class A(a)	188,617	973,264
McClatchy Co. (The) Class A(b)	400,589	1,762,592
Media General Inc. Class A(b)	161,022	2,001,503
Mediacom Communications Corp. Class A(a)(b)	277,188	1,640,953
Outdoor Channel Holdings Inc.(a)	115,816	1,019,181
Playboy Enterprises Inc. Class B(a)	67,020	264,059
PRIMEDIA Inc.	180,954	439,718
RHI Entertainment Inc.(a)	80,318	1,195,132
Scholastic Corp.	168,470	4,326,310
Sinclair Broadcast Group Inc. Class A	239,148	1,205,306
Westwood One Inc.(a)(b)	500,409	250,204

		35,320,364
METAL FABRICATE & HARDWARE – 0.88%
A.M. Castle & Co.	117,543	2,031,143
Ampco-Pittsburgh Corp.	15,910	412,069
CIRCOR International Inc.	17,400	755,682
Haynes International Inc.(a)	62,556	2,929,497
L.B. Foster Co. Class A(a)(b)	78,235	2,379,909
Ladish Co. Inc.(a)	103,415	2,094,154
Lawson Products Inc.	29,846	825,242
Mueller Industries Inc.	241,639	5,560,113
Mueller Water Products Inc. Class A(b)	810,649	7,279,628
NN Inc.	21,055	270,557
Northwest Pipe Co.(a)(b)	64,672	2,820,993
TriMas Corp.(a)	104,587	686,091
Worthington Industries Inc.	369,805	5,524,887

		33,569,965
MINING – 1.17%
Allied Nevada Gold Corp.(a)	37,304	213,379
AMCOL International Corp.	120,998	3,782,397
Apex Silver Mines Ltd.(a)	335,069	576,319
Brush Engineered Materials Inc.(a)	144,239	2,678,518
Coeur d’Alene Mines Corp.(a)(b)	3,877,598	5,932,725

Compass Minerals International Inc.	108,427	5,680,491
General Moly Inc.(a)	84,912	369,367
Hecla Mining Co.(a)(b)	903,037	4,226,213
Horsehead Holding Corp.(a)	243,548	1,436,933
Kaiser Aluminum Corp.	110,472	4,744,772
Royal Gold Inc.	205,731	7,398,087
RTI International Metals Inc.(a)	163,230	3,192,779
Stillwater Mining Co.(a)(b)	201,283	1,169,454
United States Lime & Minerals Inc.(a)	5,562	214,193
Uranium Resources Inc.(a)	61,704	104,280
USEC Inc.(a)(b)	537,678	2,908,838

		44,628,745
OFFICE & BUSINESS EQUIPMENT – 0.26%
IKON Office Solutions Inc.	570,573	9,705,447

		9,705,447
OFFICE FURNISHINGS – 0.32%
Herman Miller Inc.	179,907	4,402,324
HNI Corp.(b)	286,679	7,264,446
Knoll Inc.	36,136	546,376

		12,213,146
OIL & GAS – 2.29%
Alon USA Energy Inc.(b)	76,115	1,026,030
American Oil & Gas Inc.(a)(b)	195,587	510,482
Berry Petroleum Co. Class A	110,767	4,290,006
Bill Barrett Corp.(a)(b)	139,142	4,467,850
BMB Munai Inc.(a)(b)	244,325	1,013,949
Brigham Exploration Co.(a)(b)	328,342	3,608,479
Bronco Drilling Co. Inc.(a)	185,465	1,895,452
Callon Petroleum Co.(a)	149,159	2,689,337
Cheniere Energy Inc.(a)	76,191	171,430
Delek US Holdings Inc.	93,331	865,178
Energy XXI (Bermuda) Ltd.	795,201	2,417,411
EXCO Resources Inc.(a)	62,280	1,016,410
GeoMet Inc.(a)	115,150	626,416
GMX Resources Inc.(a)	72,988	3,488,826
Grey Wolf Inc.(a)(b)	964,759	7,505,825
Gulfport Energy Corp.(a)	126,438	1,270,702
Harvest Natural Resources Inc.(a)	249,376	2,523,685
Meridian Resource Corp. (The)(a)	546,360	1,005,302
Oilsands Quest Inc.(a)(b)	1,105,129	3,304,336
Parker Drilling Co.(a)	652,462	5,232,745
PetroCorp Inc. Escrow(c)	19,086	2
PetroQuest Energy Inc.(a)	156,954	2,409,244
Pioneer Drilling Co.(a)	309,609	4,117,800
Quest Resource Corp.(a)	12,310	32,745
RAM Energy Resources Inc.(a)	165,027	476,928
Rosetta Resources Inc.(a)	361,156	6,630,824
Stone Energy Corp.(a)	200,542	8,488,943
Swift Energy Co.(a)(b)	215,192	8,325,778
Toreador Resources Corp.(a)(b)	118,976	1,069,594
TXCO Resources Inc.(a)	248,513	2,495,071
VAALCO Energy Inc.(a)	289,776	1,982,068
Western Refining Inc.(b)	210,337	2,126,507

		87,085,355
OIL & GAS SERVICES – 0.87%
Allis-Chalmers Energy Inc.(a)	199,471	2,523,308
Cal Dive International Inc.(a)	291,584	3,090,790
Complete Production Services Inc.(a)	337,892	6,801,766
Dawson Geophysical Co.(a)	18,797	877,632

Geokinetics Inc.(a)	16,169	307,211
Hornbeck Offshore Services Inc.(a)	162,946	6,292,975
Lufkin Industries Inc.	68,706	5,451,821
Newpark Resources Inc.(a)	635,043	4,635,814
Superior Well Services Inc.(a)	39,072	988,912
Trico Marine Services Inc.(a)(b)	90,500	1,545,740
Union Drilling Inc.(a)	65,470	693,327

		33,209,296
PACKAGING & CONTAINERS – 0.12%
BWAY Holding Co.(a)	9,563	112,174
Silgan Holdings Inc.	88,753	4,534,391

		4,646,565
PHARMACEUTICALS – 0.90%
Alpharma Inc. Class A(a)	133,535	4,926,106
BioForm Medical Inc.(a)	34,393	134,821
Cypress Bioscience Inc.(a)	49,659	364,994
Emergent BioSolutions Inc.(a)	26,361	345,065
Jazz Pharmaceuticals Inc.(a)	24,594	121,494
Mannatech Inc.(b)	96,541	386,164
MannKind Corp.(a)(b)	179,136	691,465
Nabi Biopharmaceuticals(a)	333,096	1,552,227
Omega Protein Corp.(a)	130,480	1,534,445
Par Pharmaceutical Companies Inc.(a)(b)	245,221	3,013,766
PharMerica Corp.(a)	213,248	4,795,947
Salix Pharmaceuticals Ltd.(a)	340,300	2,181,323
Schiff Nutrition International Inc.(a)	61,716	421,520
Sciele Pharma Inc.(b)	23,535	724,643
Star Scientific Inc.(a)(b)	369,749	1,316,306
Valeant Pharmaceuticals International(a)(b)	254,781	5,215,367
ViroPharma Inc.(a)(b)	491,834	6,452,862

		34,178,515
REAL ESTATE – 0.34%
Avatar Holdings Inc.(a)(b)	42,873	1,414,809
Consolidated-Tomoka Land Co.	12,791	552,443
Forestar Real Estate Group Inc.(a)(b)	232,789	3,433,638
FX Real Estate and Entertainment Inc.(a)	80,854	84,088
Grubb & Ellis Co.	38,711	104,520
Hilltop Holdings Inc.(a)(b)	318,960	3,291,667
Meruelo Maddux Properties Inc.(a)	314,905	384,184
Resource Capital Corp.	149,729	907,358
Stratus Properties Inc.(a)(b)	43,678	1,202,019
Thomas Properties Group Inc.	136,861	1,382,296
United Capital Corp.(a)	13,463	356,635

		13,113,657
REAL ESTATE INVESTMENT TRUSTS – 9.98%
Acadia Realty Trust	116,051	2,933,769
Agree Realty Corp.	55,244	1,579,978
Alexander’s Inc.(a)	5,098	2,039,200
American Campus Communities Inc.	297,501	10,079,334
American Capital Agency Corp.(b)	71,420	1,236,994
Anthracite Capital Inc.(b)	415,830	2,228,849
Anworth Mortgage Asset Corp.	583,422	3,453,858
Arbor Realty Trust Inc.(b)	101,725	1,017,250
Ashford Hospitality Trust Inc.	846,993	3,430,322
BioMed Realty Trust Inc.	506,188	13,388,673
Capital Trust Inc. Class A	117,146	1,815,763
CapLease Inc.	316,317	2,508,394
Capstead Mortgage Corp.	399,039	4,369,477
Care Investment Trust Inc.	95,310	1,094,159

Cedar Shopping Centers Inc.	271,208	3,585,370
Chimera Investment Corp.(b)	239,482	1,487,183
Cogdell Spencer Inc.	84,808	1,360,320
Colonial Properties Trust	333,947	6,241,469
Corporate Office Properties Trust	273,803	11,047,951
Cousins Properties Inc.(b)	45,000	1,135,350
DCT Industrial Trust Inc.(b)	1,209,584	9,059,784
DiamondRock Hospitality Co.	665,263	6,053,893
DuPont Fabros Technology Inc.	34,573	527,238
EastGroup Properties Inc.	120,706	5,859,069
Education Realty Trust Inc.	201,532	2,232,975
Entertainment Properties Trust	215,755	11,806,114
Equity Lifestyle Properties Inc.	51,831	2,748,598
Equity One Inc.(b)	226,063	4,632,031
Extra Space Storage Inc.(b)	559,248	8,590,049
FelCor Lodging Trust Inc.	439,686	3,148,152
First Industrial Realty Trust Inc.(b)	312,045	8,949,451
First Potomac Realty Trust	173,102	2,975,623
Franklin Street Properties Corp.	417,456	5,426,928
Getty Realty Corp.	122,078	2,706,469
Glimcher Realty Trust	266,093	2,778,011
Gramercy Capital Corp.	294,680	763,221
Hatteras Financial Corp.	80,837	1,875,418
Healthcare Realty Trust Inc.	414,697	12,088,418
Hersha Hospitality Trust	340,692	2,534,748
Highwoods Properties Inc.	340,785	12,118,315
Home Properties Inc.	127,184	7,370,313
Inland Real Estate Corp.(b)	271,727	4,263,397
Investors Real Estate Trust(b)	406,207	4,545,456
JER Investors Trust Inc.(b)	162,611	783,785
Kite Realty Group Trust	143,989	1,583,879
LaSalle Hotel Properties	281,989	6,575,983
Lexington Realty Trust	365,894	6,300,695
LTC Properties Inc.	163,127	4,782,884
Maguire Properties Inc.	270,741	1,613,616
Medical Properties Trust Inc.	469,185	5,325,250
MFA Mortgage Investments Inc.	1,389,108	9,029,202
Mid-America Apartment Communities Inc.	80,884	3,974,640
Mission West Properties Inc.	139,479	1,358,525
Monmouth Real Estate Investment Corp. Class A	139,259	1,084,828
National Health Investors Inc.	157,391	5,379,624
National Retail Properties Inc.	517,762	12,400,400
Newcastle Investment Corp.(b)	374,100	2,375,535
NorthStar Realty Finance Corp.(b)	393,562	3,050,105
Omega Healthcare Investors Inc.	508,595	9,998,978
One Liberty Properties Inc.	57,366	1,013,657
Parkway Properties Inc.(b)	106,859	4,045,682
Pennsylvania Real Estate Investment Trust	246,828	4,652,708
Post Properties Inc.(b)	310,585	8,687,062
PS Business Parks Inc.	75,205	4,331,808
RAIT Financial Trust(b)	438,615	2,407,996
Ramco-Gershenson Properties Trust	110,762	2,483,284
Realty Income Corp.(b)	713,171	18,257,178
Redwood Trust Inc.(b)	230,933	5,018,174
Saul Centers Inc.	23,967	1,211,292
Senior Housing Properties Trust(b)	806,962	19,229,904
Sovran Self Storage Inc.	153,634	6,865,903
Strategic Hotels & Resorts Inc.	527,527	3,982,829
Sun Communities Inc.	40,364	799,611
Sunstone Hotel Investors Inc.	363,006	4,900,581
Universal Health Realty Income Trust	73,689	2,866,502
Urstadt Biddle Properties Inc. Class A	147,423	2,764,181

U-Store-It Trust	350,165	4,296,525
Washington Real Estate Investment Trust	173,651	6,360,836
Winthrop Realty Trust Inc.	372,751	1,453,729

		380,334,705
RETAIL – 5.56%
AFC Enterprises Inc.(a)	86,409	627,329
America’s Car-Mart Inc.(a)	71,507	1,329,315
Asbury Automotive Group Inc.	226,296	2,606,930
Bebe Stores Inc.	211,632	2,067,645
Big 5 Sporting Goods Corp.	153,828	1,587,505
BJ’s Restaurants Inc.(a)	26,672	318,464
Blockbuster Inc. Class A(a)(b)	1,259,357	2,581,682
Bob Evans Farms Inc.(b)	217,565	5,937,349
Borders Group Inc.	206,439	1,354,240
Brown Shoe Co. Inc.	299,343	4,903,238
Build-A-Bear Workshop Inc.(a)	117,018	851,891
Cabela’s Inc. Class A(a)(b)	278,281	3,361,634
Cache Inc.(a)	32,420	222,725
California Pizza Kitchen Inc.(a)	40,220	517,631
Casey’s General Store Inc.	357,281	10,779,168
Cash America International Inc.	114,123	4,112,993
Casual Male Retail Group Inc.(a)	262,427	1,031,338
Cato Corp. Class A	156,579	2,747,961
CBRL Group Inc.	50,423	1,326,125
CEC Entertainment Inc.(a)	17,545	582,494
Charlotte Russe Holding Inc.(a)	125,173	1,283,023
Charming Shoppes Inc.(a)(b)	801,539	3,919,526
Chico’s FAS Inc.(a)(b)	856,755	4,686,450
Children’s Place Retail Stores Inc. (The)(a)(b)	164,079	5,472,035
Christopher & Banks Corp.	79,252	607,863
Circuit City Stores Inc.(b)	1,194,009	895,507
Collective Brands Inc.(a)(b)	451,641	8,269,547
Conn’s Inc.(a)(b)	68,962	1,290,279
Dillard’s Inc. Class A(b)	400,897	4,730,585
Domino’s Pizza Inc.(a)(b)	277,686	3,371,108
Dress Barn Inc.(a)(b)	315,333	4,821,442
DSW Inc. Class A(a)(b)	40,675	557,247
Einstein Noah Restaurant Group Inc.(a)	14,715	148,327
Finish Line Inc. (The) Class A	205,947	2,057,411
First Cash Financial Services Inc.(a)	9,101	136,515
Fred’s Inc.	282,838	4,021,956
Genesco Inc.(a)(b)	135,560	4,538,549
Group 1 Automotive Inc.	163,673	3,556,614
Haverty Furniture Companies Inc.	90,853	1,039,358
Hot Topic Inc.(a)	311,110	2,056,437
Insight Enterprises Inc.(a)	329,281	4,415,658
Jack in the Box Inc.(a)	156,120	3,294,132
Jo-Ann Stores Inc.(a)	179,404	3,763,896
Jos. A. Bank Clothiers Inc.(a)(b)	101,626	3,414,634
Kenneth Cole Productions Inc. Class A	64,380	946,386
Landry’s Restaurants Inc.(b)	83,043	1,291,319
Longs Drug Stores Corp.	120,932	9,147,296
Luby’s Inc.(a)	154,659	1,243,458
MarineMax Inc.(a)(b)	116,306	840,892
Men’s Wearhouse Inc. (The)(b)	322,635	6,852,767
Movado Group Inc.	110,841	2,477,296
New York & Co. Inc.(a)	139,383	1,329,714
99 Cents Only Stores(a)(b)	143,697	1,576,356
Nu Skin Enterprises Inc. Class A	118,277	1,918,453
O’Charley’s Inc.	129,282	1,131,217
P.F. Chang’s China Bistro Inc.(a)(b)	12,680	298,487
Pacific Sunwear of California Inc.(a)	462,758	3,114,361

Pantry Inc. (The)(a)	128,899	2,731,370
Papa John’s International Inc.(a)	34,612	940,062
PC Connection Inc.(a)	68,694	459,563
PC Mall Inc.(a)	13,852	94,609
Pep Boys – Manny, Moe & Jack (The)	297,126	1,836,239
Pier 1 Imports Inc.(a)(b)	528,126	2,181,160
Red Robin Gourmet Burgers Inc.(a)	12,581	337,171
Regis Corp.	302,696	8,324,140
Retail Ventures Inc.(a)	193,191	753,445
Rex Stores Corp.(a)	58,710	678,100
Ruby Tuesday Inc.(a)(b)	368,344	2,132,712
Rush Enterprises Inc. Class A(a)	237,280	3,037,184
Ruth’s Hospitality Group Inc.(a)	62,601	246,022
Sally Beauty Co. Inc.(a)	47,467	408,216
School Specialty Inc.(a)(b)	132,784	4,141,533
Shoe Carnival Inc.(a)	62,403	1,022,161
Sonic Automotive Inc.	183,712	1,554,204
Sonic Corp.(a)	66,333	966,472
Stage Stores Inc.	268,170	3,663,202
Steak n Shake Co. (The)(a)(b)	203,536	1,766,692
Stein Mart Inc.	177,712	694,854
Susser Holdings Corp.(a)	52,947	797,382
Syms Corp.(a)(b)	48,078	649,534
Systemax Inc.	47,074	661,860
Talbots Inc. (The)(b)	172,192	2,255,715
Tractor Supply Co.(a)	59,575	2,505,129
Tuesday Morning Corp.(a)	215,373	889,490
Tween Brands Inc.(a)	37,136	363,561
Wendy’s/Arby’s Group Inc. Class A	381,765	2,008,084
World Fuel Services Corp.	203,301	4,682,022
Zale Corp.(a)(b)	225,346	5,633,650

		211,779,296
SAVINGS & LOANS – 2.39%
Abington Bancorp Inc.	174,060	1,761,487
Anchor BanCorp Wisconsin Inc.	133,474	981,034
BankFinancial Corp.	138,518	2,033,444
Beneficial Mutual Bancorp Inc.(a)	231,000	2,922,150
Berkshire Hills Bancorp Inc.	73,696	2,358,272
Brookline Bancorp Inc.	408,241	5,221,402
Brooklyn Federal Bancorp Inc.	23,903	353,525
Clifton Savings Bancorp Inc.	74,923	898,327
Danvers Bancorp Inc.	70,553	899,551
Dime Community Bancshares Inc.(b)	167,840	2,554,525
Downey Financial Corp.(b)	146,540	410,312
Essa Bancorp Inc.	119,612	1,662,607
First Financial Holdings Inc.	82,207	2,152,179
First Financial Northwest Inc.	160,981	1,661,324
First Niagara Financial Group Inc.	773,419	12,181,349
First Place Financial Corp.	119,779	1,539,160
FirstFed Financial Corp.(a)(b)	97,096	761,233
Flagstar Bancorp Inc.(b)	367,863	1,096,232
Flushing Financial Corp.	152,765	2,673,387
Fox Chase Bancorp Inc.(a)	45,085	527,494
Guaranty Financial Group Inc.(a)(b)	262,310	1,036,124
Home Federal Bancorp Inc.	48,124	613,581
Investors Bancorp Inc.(a)	311,685	4,690,859
Kearny Financial Corp.	126,509	1,548,470
Meridian Interstate Bancorp Inc.(a)	73,964	755,172
NASB Financial Inc.	23,307	757,244
NewAlliance Bancshares Inc.	765,331	11,502,925
Northwest Bancorp Inc.(b)	120,938	3,330,633
OceanFirst Financial Corp.	63,237	1,145,854

Oritani Financial Corp.(a)(b)	12,692	213,860
Provident Financial Services Inc.	419,784	6,930,634
Provident New York Bancorp	284,053	3,755,181
Rockville Financial Inc.	63,254	996,250
Roma Financial Corp.(b)	61,809	911,683
United Community Financial Corp.	190,649	953,245
United Financial Bancorp Inc.	125,168	1,858,745
ViewPoint Financial Group	6,594	115,395
Waterstone Financial Inc.(a)	48,767	476,454
Westfield Financial Inc.	223,157	2,298,517
WSFS Financial Corp.	43,392	2,603,520

		91,143,340
SEMICONDUCTORS – 1.95%
Actel Corp.(a)	169,596	2,116,558
Amkor Technology Inc.(a)(b)	677,664	4,316,720
Applied Micro Circuits Corp.(a)	314,474	1,880,555
Asyst Technologies Inc.(a)	308,652	740,765
Axcelis Technologies Inc.(a)	724,292	1,231,296
Bookham Inc.(a)	709,404	801,627
Brooks Automation Inc.(a)	449,128	3,754,710
CEVA Inc.(a)	36,973	306,876
Cirrus Logic Inc.(a)	152,965	833,659
Cohu Inc.	149,423	2,363,872
DSP Group Inc.(a)	171,189	1,309,596
Emulex Corp.(a)	593,465	6,332,272
Entegris Inc.(a)	758,718	3,672,195
Entropic Communications Inc.(a)	11,813	16,656
Exar Corp.(a)	240,348	1,841,066
FormFactor Inc.(a)	136,043	2,369,869
IXYS Corp.(a)	45,168	410,577
Kopin Corp.(a)	434,239	1,354,826
Lattice Semiconductor Corp.(a)	399,761	823,508
LTX-Credence Corp.(a)	842,380	1,465,741
Mattson Technology Inc.(a)	347,619	1,644,238
MIPS Technologies Inc. Class A(a)	272,909	957,911
MKS Instruments Inc.(a)	328,558	6,541,590
OmniVision Technologies Inc.(a)	330,109	3,766,544
Photronics Inc.(a)	296,590	557,589
PLX Technology Inc.(a)	10,150	51,968
PMC-Sierra Inc.(a)	631,383	4,684,862
Rudolph Technologies Inc.(a)	194,856	1,632,893
Semitool Inc.(a)	29,064	237,744
Semtech Corp.(a)	25,125	350,745
SiRF Technology Holdings Inc.(a)	427,115	636,401
Skyworks Solutions Inc.(a)(b)	376,350	3,146,286
Spansion Inc. Class A(a)	820,653	1,272,012
Standard Microsystems Corp.(a)(b)	71,364	1,782,673
Transmeta Corp.(a)	7,760	125,790
TriQuint Semiconductor Inc.(a)	1,003,945	4,808,897
Ultra Clean Holdings Inc.(a)	139,067	700,898
Veeco Instruments Inc.(a)	34,927	517,269
Zoran Corp.(a)	368,036	3,003,174

		74,362,428
SOFTWARE – 1.61%
Acxiom Corp.	428,976	5,379,359
American Software Inc. Class A	57,164	311,544
Avid Technology Inc.(a)(b)	211,790	5,095,667
Blackbaud Inc.	23,711	437,468
Bottomline Technologies Inc.(a)	155,511	1,617,314
Computer Programs and Systems Inc.	11,188	323,893
CSG Systems International Inc.(a)	113,999	1,998,402

Deltek Inc.(a)	6,763	41,119
Digi International Inc.(a)	151,152	1,541,750
DMRC Corp.(c)	2,484	28,951
Epicor Software Corp.(a)(b)	415,725	3,280,070
EPIQ Systems Inc.(a)	85,550	1,163,480
Fair Isaac Corp.	342,240	7,888,632
infoGROUP Inc.	236,747	1,564,898
JDA Software Group Inc.(a)	170,111	2,587,388
Monotype Imaging Holdings Inc.(a)	31,167	346,889
MSC Software Corp.(a)	317,982	3,402,407
OpenTV Corp. Class A(a)	551,583	777,732
OPNET Technologies Inc.(a)	6,138	74,761
Parametric Technology Corp.(a)	41,369	761,190
Progress Software Corp.(a)	26,924	699,755
Quest Software Inc.(a)	507,857	6,444,705
Schawk Inc.	107,421	1,624,206
SeaChange International Inc.(a)	217,420	2,100,277
Smith Micro Software Inc.(a)	35,755	253,860
Sybase Inc.(a)	88,774	2,718,260
SYNNEX Corp.(a)	123,863	2,767,099
THQ Inc.(a)	146,965	1,769,459
Trident Microsystems Inc.(a)	259,395	622,548
VeriFone Holdings Inc.(a)(b)	230,934	3,819,648

		61,442,731
STORAGE & WAREHOUSING – 0.02%
Mobile Mini Inc.(a)	40,238	777,801

		777,801
TELECOMMUNICATIONS – 4.03%
Adaptec Inc.(a)	857,258	2,811,806
ADTRAN Inc.	174,647	3,403,870
Airvana Inc.(a)	15,113	89,016
Alaska Communications Systems Group Inc.	148,528	1,816,497
Anaren Inc.(a)	104,537	1,061,051
Anixter International Inc.(a)(b)	192,929	11,481,205
Applied Signal Technology Inc.	65,733	1,142,440
ARRIS Group Inc.(a)	862,479	6,666,963
Atlantic Tele-Network Inc.	66,911	1,873,508
Black Box Corp.	123,586	4,267,425
Centennial Communications Corp.(a)	68,233	425,774
Cincinnati Bell Inc.(a)	1,703,961	5,265,239
Consolidated Communications Holdings Inc.	104,371	1,573,915
CPI International Inc.(a)	62,299	902,090
EMS Technologies Inc.(a)	110,622	2,467,977
Extreme Networks Inc.(a)	621,005	2,092,787
FairPoint Communications Inc.	629,466	5,457,470
FiberTower Corp.(a)	847,234	1,169,183
Foundry Networks Inc.(a)	743,413	13,537,551
General Communication Inc. Class A(a)	321,831	2,980,155
GeoEye Inc.(a)	114,651	2,537,227
Global Crossing Ltd.(a)	124,637	1,889,497
Globalstar Inc.(a)	295,436	502,241
Globecomm Systems Inc.(a)	47,269	413,131
Harmonic Inc.(a)	369,438	3,121,751
Harris Stratex Networks Inc.(a)	181,547	1,417,882
Hypercom Corp.(a)	104,672	416,595
ICO Global Communications (Holdings) Ltd.(a)	493,640	538,068
IDT Corp. Class B(a)	380,791	281,785
Iowa Telecommunications Services Inc.	199,055	3,718,347
iPCS Inc.(a)	82,937	1,847,007
Ixia(a)	120,737	889,832
Knology Inc.(a)	199,884	1,613,064

Loral Space & Communications Inc.(a)	82,878	1,224,108
MasTec Inc.(a)	31,388	417,147
MRV Communications Inc.(a)(b)	1,122,587	1,313,427
NETGEAR Inc.(a)	208,792	3,131,880
Newport Corp.(a)(b)	255,094	2,749,913
Novatel Wireless Inc.(a)	126,217	764,875
Oplink Communications Inc.(a)	92,462	1,116,016
Opnext Inc.(a)	59,885	274,872
ORBCOMM Inc.(a)	42,757	210,792
PAETEC Holding Corp.(a)	216,627	465,748
Plantronics Inc.	344,336	7,754,447
Polycom Inc.(a)	44,477	1,028,753
Powerwave Technologies Inc.(a)(b)	927,641	3,673,458
Preformed Line Products Co.	16,977	990,438
Premiere Global Services Inc.(a)	63,504	892,866
RCN Corp.(a)	123,880	1,518,769
RF Micro Devices Inc.(a)	1,848,599	5,397,909
Shenandoah Telecommunications Co.	16,353	360,911
ShoreTel Inc.(a)	45,794	262,858
Sycamore Networks Inc.(a)	1,193,345	3,854,504
Symmetricom Inc.(a)	323,757	1,609,072
Syniverse Holdings Inc.(a)	189,498	3,147,562
Tekelec(a)(b)	405,648	5,675,016
TerreStar Corp.(a)(b)	290,965	290,965
3Com Corp.(a)	2,833,481	6,602,011
tw telecom inc.(a)	127,560	1,325,348
USA Mobility Inc.(a)	162,077	1,782,847
UTStarcom Inc.(a)(b)	741,598	2,499,185
Viasat Inc.(a)	142,294	3,355,293
Vonage Holdings Corp.(a)(b)	57,809	57,809

		153,421,148
TEXTILES – 0.23%
G&K Services Inc. Class A	138,825	4,588,166
UniFirst Corp.	100,578	4,333,906

		8,922,072
TOYS, GAMES & HOBBIES – 0.19%
JAKKS Pacific Inc.(a)(b)	193,628	4,823,273
RC2 Corp.(a)	122,686	2,453,720

		7,276,993
TRANSPORTATION – 1.54%
Arkansas Best Corp.(b)	159,377	5,369,411
Atlas Air Worldwide Holdings Inc.(a)	94,315	3,801,838
Bristow Group Inc.(a)(b)	171,175	5,792,562
CAI International Inc.(a)	15,747	174,162
Celadon Group Inc.(a)	155,648	1,785,283
DHT Maritime Inc.	148,519	998,048
Dynamex Inc.(a)	34,222	973,958
Genesee & Wyoming Inc. Class A(a)	60,831	2,282,379
Golar LNG Ltd.	41,253	547,840
GulfMark Offshore Inc.(a)	38,645	1,734,388
Heartland Express Inc.	149,902	2,326,479
Hub Group Inc. Class A(a)	91,135	3,431,233
International Shipholding Corp.(a)	42,634	933,685
Marten Transport Ltd.(a)	108,602	2,118,825
Nordic American Tanker Shipping Ltd.	176,724	5,665,771
Old Dominion Freight Line Inc.(a)	57,809	1,638,307
Pacer International Inc.	151,517	2,495,485
Patriot Transportation Holding Inc.(a)	10,264	810,856
PHI Inc.(a)	31,196	1,152,068
Saia Inc.(a)	94,660	1,257,085

Ultrapetrol (Bahamas) Ltd.(a)	176,051	1,382,000
Universal Truckload Services Inc.(a)	32,922	801,980
Werner Enterprises Inc.	299,149	6,494,525
YRC Worldwide Inc.(a)(b)	404,773	4,841,085

		58,809,253
TRUCKING & LEASING – 0.27%
Aircastle Ltd.	327,365	3,244,187
AMERCO(a)(b)	66,536	2,789,854
Greenbrier Companies Inc. (The)	115,795	2,259,160
TAL International Group Inc.	73,830	1,537,141
Textainer Group Holdings Ltd.	38,958	591,772

		10,422,114
WATER – 0.58%
American States Water Co.	120,754	4,649,029
California Water Service Group	137,802	5,305,377
Connecticut Water Service Inc.	59,144	1,712,219
Middlesex Water Co.	93,395	1,631,611
PICO Holdings Inc.(a)(b)	114,283	4,103,903
SJW Corp.	87,535	2,623,424
Southwest Water Co.(b)	173,096	2,206,974

		22,232,537

TOTAL COMMON STOCKS
(Cost: $4,732,498,781)		3,803,177,388

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.51%

MONEY MARKET FUNDS – 10.51%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	4,247,671	4,247,671
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	396,222,518	396,222,518

		400,470,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,470,189)		400,470,189

TOTAL INVESTMENTS IN SECURITIES – 110.31%
(Cost: $5,132,968,970)		4,203,647,577
Other Assets, Less Liabilities – (10.31)%		(392,976,489)

NET ASSETS – 100.00%		$3,810,671,088

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.17%
Clear Channel Outdoor Holdings Inc. Class A(a)	8,447	$115,555
Gaiam Inc. Class A(a)	3,812	40,407
Greenfield Online Inc.(a)	6,500	113,100
Harte-Hanks Inc.	7,707	79,922
Interpublic Group of Companies Inc. (The)(a)	105,792	819,888
inVentiv Health Inc.(a)	7,496	132,379
Lamar Advertising Co. Class A(a)(b)	17,117	528,744
Marchex Inc. Class B	5,940	61,123
Omnicom Group Inc.	70,644	2,724,033
R.H. Donnelley Corp.(a)(b)	15,352	30,550

		4,645,701
AEROSPACE & DEFENSE—2.04%
AAR Corp.(a)	7,979	132,372
AeroVironment Inc.(a)	2,431	77,670
Alliant Techsystems Inc.(a)	7,287	684,541
Argon ST Inc.(a)	2,739	64,339
BE Aerospace Inc.(a)	21,929	347,136
Boeing Co. (The)	165,634	9,499,110
Curtiss-Wright Corp.	9,754	443,319
DRS Technologies Inc.	9,211	706,944
Ducommun Inc.	2,343	55,951
Esterline Technologies Corp.(a)	6,354	251,555
GenCorp Inc.(a)	12,047	81,197
General Dynamics Corp.	87,857	6,468,032
Goodrich Corp.	27,887	1,160,099
HEICO Corp.	4,662	153,007
Herley Industries Inc.(a)	3,010	51,471
Kaman Corp.	6,028	171,677
L-3 Communications Holdings Inc.	27,059	2,660,441
LMI Aerospace Inc.(a)	1,886	37,927
Lockheed Martin Corp.	72,489	7,949,869
Moog Inc. Class A(a)	9,199	394,453
Northrop Grumman Corp.	75,456	4,568,106
Orbital Sciences Corp.(a)	13,175	315,805
Raytheon Co.	93,291	4,992,001
Rockwell Collins Inc.	35,439	1,704,262
Spirit AeroSystems Holdings Inc. Class A(a)	23,078	370,863
Teledyne Technologies Inc.(a)	7,630	436,131
TransDigm Group Inc.(a)	7,336	251,111
Triumph Group Inc.	3,485	159,299
United Technologies Corp.	214,534	12,884,912

		57,073,600
AGRICULTURE—2.00%
AgFeed Industries Inc.(a)	4,349	34,357
Alico Inc.	774	36,711
Alliance One International Inc.(a)	20,408	77,550

Altria Group Inc.	461,767	9,161,457
Andersons Inc. (The)	4,035	142,113
Archer-Daniels-Midland Co.	141,944	3,109,993
Bunge Ltd.	26,928	1,701,311
Cadiz Inc.(a)(b)	2,526	48,171
Griffin Land & Nurseries Inc.	745	27,625
Lorillard Inc.	38,233	2,720,278
Maui Land & Pineapple Co. Inc.(a)	931	25,593
Monsanto Co.	120,949	11,971,532
Philip Morris International Inc.	464,983	22,365,682
Reynolds American Inc.	37,936	1,844,448
Tejon Ranch Co.(a)(b)	2,369	88,008
Universal Corp.	5,452	267,639
UST Inc.	32,598	2,169,071
Vector Group Ltd.(b)	7,053	124,556

		55,916,095
AIRLINES—0.21%
AirTran Holdings Inc.(a)	28,971	70,400
Alaska Air Group Inc.(a)	7,588	154,719
Allegiant Travel Co.(a)	2,773	97,942
AMR Corp.(a)	55,547	545,472
Continental Airlines Inc. Class B(a)	24,355	406,241
Copa Holdings SA Class A	6,582	213,915
Delta Air Lines Inc.(a)(b)	64,474	480,331
Hawaiian Holdings Inc.(a)	8,792	81,590
JetBlue Airways Corp.(a)(b)	38,028	188,239
Northwest Airlines Corp.(a)	55,250	498,907
Republic Airways Holdings Inc.(a)	7,244	73,816
SkyWest Inc.	12,308	196,682
Southwest Airlines Co.	162,186	2,353,319
UAL Corp.(b)	28,634	251,693
US Airways Group Inc.(a)	25,252	152,270

		5,765,536
APPAREL—0.52%
American Apparel Inc.(a)	7,462	61,188
Carter’s Inc.(a)	12,438	245,402
Cherokee Inc.	1,603	35,234
Coach Inc.(a)	75,221	1,883,534
Columbia Sportswear Co.	2,986	125,293
Crocs Inc.(a)(b)	17,241	61,723
Deckers Outdoor Corp.(a)	2,793	290,695
G-III Apparel Group Ltd.(a)	2,738	51,228
Guess? Inc.	13,286	462,220
Gymboree Corp.(a)	6,689	237,459
Hanesbrands Inc.(a)	20,908	454,749
Iconix Brand Group Inc.(a)(b)	13,281	173,715
Jones Apparel Group Inc.	19,501	360,964
K-Swiss Inc. Class A	5,536	96,326
Liz Claiborne Inc.	21,164	347,725
Maidenform Brands Inc.(a)	4,902	71,128
Nike Inc. Class B	78,026	5,219,939
Oxford Industries Inc.	3,281	84,748
Perry Ellis International Inc.(a)	2,426	36,172
Phillips-Van Heusen Corp.	11,396	432,022
Polo Ralph Lauren Corp.	12,362	823,804
Quiksilver Inc.(a)	26,477	151,978
SKECHERS U.S.A. Inc. Class A(a)	7,256	122,118
Steven Madden Ltd.(a)	4,339	107,520
Timberland Co. Class A(a)	10,040	174,395
True Religion Apparel Inc.(a)(b)	4,099	105,959
Unifi Inc.(a)	9,945	48,134

VF Corp.	19,199	1,484,275
Volcom Inc.(a)	4,428	76,516
Warnaco Group Inc. (The)(a)	10,123	458,471
Weyco Group Inc.	1,586	53,083
Wolverine World Wide Inc.	11,190	296,087

		14,633,804
AUTO MANUFACTURERS—0.25%
Force Protection Inc.(a)	14,539	38,965
Ford Motor Co.(a)(b)	477,987	2,485,532
General Motors Corp.(b)	106,583	1,007,209
Oshkosh Corp.	16,317	214,732
PACCAR Inc.	80,533	3,075,555
Wabash National Corp.	6,514	61,557

		6,883,550
AUTO PARTS & EQUIPMENT—0.31%
Accuride Corp.(a)	5,010	8,016
American Axle & Manufacturing Holdings Inc.	9,573	51,311
Amerigon Inc. Class A(a)	4,644	30,558
ArvinMeritor Inc.	17,265	225,136
ATC Technology Corp.(a)	4,687	111,269
Autoliv Inc.	16,168	545,670
BorgWarner Inc.	25,772	844,548
Commercial Vehicle Group Inc.(a)	4,430	31,497
Cooper Tire & Rubber Co.	13,146	113,056
Dana Holding Corp.(a)	21,781	105,420
Dorman Products Inc.(a)	2,424	30,373
Exide Technologies Inc.(a)	16,193	119,504
Federal Mogul Corp. Class A(a)	5,001	62,763
Fuel Systems Solutions Inc.(a)	2,645	91,120
Goodyear Tire & Rubber Co. (The)(a)	53,452	818,350
Hayes Lemmerz International Inc.(a)	23,041	62,902
Johnson Controls Inc.	131,102	3,976,324
Lear Corp.(a)	14,117	148,228
Modine Manufacturing Co.	6,871	99,492
Spartan Motors Inc.	6,828	21,713
Superior Industries International Inc.	4,873	93,367
Tenneco Inc.(a)	10,384	110,382
Titan International Inc.	7,325	156,169
TRW Automotive Holdings Corp.(a)	10,467	166,530
Visteon Corp.(a)	27,709	64,285
WABCO Holdings Inc.	14,500	515,330
Wonder Auto Technology Inc.(a)	3,245	20,800

		8,624,113
BANKS—5.16%
AMCORE Financial Inc.	5,056	46,768
Ameris Bancorp	2,984	44,312
Ames National Corp.	1,444	37,472
Arrow Financial Corp.	1,975	58,085
Associated Banc-Corp.	28,008	558,760
BancFirst Corp.	1,693	81,823
Banco Latinoamericano de Exportaciones SA Class E	5,794	83,549
BancorpSouth Inc.	18,042	507,521
BancTrust Financial Group Inc.	3,893	51,076
Bank Mutual Corp.	11,759	133,465
Bank of America Corp.	1,004,990	35,174,650
Bank of Hawaii Corp.	10,765	575,389
Bank of New York Mellon Corp. (The)	252,119	8,214,037
Bank of the Ozarks Inc.	2,589	69,903
Banner Corp.	3,244	38,960
BB&T Corp.	120,541	4,556,450

BOK Financial Corp.	4,962	240,210
Boston Private Financial Holdings Inc.	12,197	106,602
Bryn Mawr Bank Corp.	1,530	33,629
Camden National Corp.	1,691	59,100
Capital City Bank Group Inc.(b)	2,678	83,955
Capitol Bancorp Ltd.	3,064	59,717
Cardinal Financial Corp.	5,287	42,719
Cascade Bancorp(b)	4,803	42,699
Cass Information Systems Inc.	1,492	53,488
Cathay General Bancorp(b)	10,883	259,015
Centerstate Banks of Florida Inc.	1,995	35,651
Central Pacific Financial Corp.	6,555	110,190
Chemical Financial Corp.	5,248	163,423
Citizens & Northern Corp.	1,943	41,872
Citizens Republic Bancorp Inc.	23,909	73,640
City Bank(b)	3,190	49,764
City Holding Co.	3,615	152,734
City National Corp.	8,895	482,998
CoBiz Financial Inc.	3,961	47,572
Colonial BancGroup Inc. (The)(b)	44,645	350,910
Columbia Banking System Inc.	3,838	68,048
Comerica Inc.	33,302	1,091,973
Commerce Bancshares Inc.	13,031	604,638
Community Bank System Inc.	6,432	161,765
Community Trust Bancorp Inc.	3,248	111,731
Corus Bankshares Inc.(b)	8,287	33,562
Cullen/Frost Bankers Inc.	13,021	781,260
CVB Financial Corp.	14,117	196,226
Discover Financial Services LLC	106,126	1,466,661
East West Bancorp Inc.(b)	13,501	184,964
Encore Bancshares Inc.(a)	1,443	25,974
Enterprise Financial Services Corp.(b)	2,226	50,219
F.N.B. Corp. (Pennsylvania)	18,286	292,210
Farmers Capital Bank Corp.	1,397	37,747
Fifth Third Bancorp	110,750	1,317,925
Financial Institutions Inc.	2,424	48,504
First Bancorp (North Carolina)	2,554	43,673
First BanCorp (Puerto Rico)	14,654	162,073
First Bancorp Inc. (Maine)(b)	1,882	36,887
First Busey Corp. Class A(b)	5,062	92,786
First Citizens BancShares Inc. Class A	1,379	246,841
First Commonwealth Financial Corp.	15,755	212,220
First Community Bancshares Inc.	2,177	81,681
First Financial Bancorp	7,706	112,508
First Financial Bankshares Inc.(b)	4,388	227,649
First Financial Corp.	2,775	130,369
First Horizon National Corp.	44,304	414,685
First Merchants Corp.	3,927	89,536
First Midwest Bancorp Inc.	10,909	264,434
1st Source Corp.	3,272	76,892
First South Bancorp Inc.(b)	1,794	30,982
FirstMerit Corp.	17,639	370,419
Frontier Financial Corp.(b)	10,290	138,195
Fulton Financial Corp.	37,744	411,787
Glacier Bancorp Inc.	11,547	286,019
Green Bancshares Inc.	2,488	58,493
Guaranty Bancorp(a)	11,735	71,583
Hancock Holding Co.	5,708	291,108
Hanmi Financial Corp.	8,552	43,188
Harleysville National Corp.	6,871	116,670
Heartland Financial USA Inc.	2,680	67,161
Heritage Commerce Corp.	3,069	46,710
Home Bancshares Inc.	2,630	68,038

Huntington Bancshares Inc.	79,721	636,971
IBERIABANK Corp.	2,713	143,382
Independent Bank Corp. (Massachusetts)	4,020	125,303
Integra Bank Corp.	4,391	35,040
International Bancshares Corp.	10,892	294,084
KeyCorp	108,598	1,296,660
Lakeland Bancorp Inc.(b)	4,243	49,601
Lakeland Financial Corp.	2,583	56,723
M&T Bank Corp.(b)	14,529	1,296,713
MainSource Financial Group Inc.	4,005	78,498
Marshall & Ilsley Corp.	56,827	1,145,064
MB Financial Inc.	7,734	255,763
Midwest Banc Holdings Inc.	5,069	20,276
Nara Bancorp Inc.	4,786	53,603
National City Corp.(b)	167,632	293,356
National Penn Bancshares Inc.	17,304	252,638
NBT Bancorp Inc.	7,266	217,399
Northern Trust Corp.	48,672	3,514,118
Northfield Bancorp Inc.(a)	4,325	52,376
Old National Bancorp	14,136	283,003
Old Second Bancorp Inc.	2,757	51,060
Oriental Financial Group Inc.	6,034	107,767
Pacific Capital Bancorp	10,004	203,581
Pacific Continental Corp.	2,364	34,609
PacWest Bancorp	5,542	158,446
Park National Corp.(b)	2,441	190,398
Peapack-Gladstone Financial Corp.	1,811	60,668
Pennsylvania Commerce Bancorp Inc.(a)	1,109	33,059
Peoples Bancorp Inc.	2,267	49,353
Pinnacle Financial Partners Inc.(a)	4,847	149,288
PNC Financial Services Group Inc. (The)	76,291	5,698,938
Popular Inc.(b)	60,666	502,921
PremierWest Bancorp(b)	4,253	34,322
PrivateBancorp Inc.(b)	4,935	205,592
Prosperity Bancshares Inc.	8,543	290,377
Provident Bankshares Corp.(b)	6,838	66,397
Regions Financial Corp.	152,909	1,467,926
Renasant Corp.	4,186	90,878
Republic Bancorp Inc. Class A	2,150	65,188
S&T Bancorp Inc.	5,246	193,210
Sandy Spring Bancorp Inc.	3,346	73,947
Santander BanCorp	922	9,958
SCBT Financial Corp.	2,394	90,014
Seacoast Banking Corp. of Florida(b)	3,176	34,078
Shore Bancshares Inc.	1,830	47,031
Sierra Bancorp(b)	1,619	33,772
Signature Bank(a)	6,353	221,593
Simmons First National Corp. Class A	3,042	108,295
Smithtown Bancorp Inc.	2,200	49,500
South Financial Group Inc. (The)	17,652	129,389
Southside Bancshares Inc.	2,455	61,866
Southwest Bancorp Inc.	3,073	54,300
State Bancorp Inc.	3,170	47,233
State Street Corp.	94,026	5,348,199
Stellar One Corp.	4,975	102,833
Sterling Bancorp	3,993	57,739
Sterling Bancshares Inc.	15,832	165,444
Sterling Financial Corp. (Washington)	10,899	158,036
Suffolk Bancorp	2,178	85,835
Sun Bancorp Inc. (New Jersey)(a)	4,023	54,512
SunTrust Banks Inc.	77,815	3,500,897
Susquehanna Bancshares Inc.	18,347	358,133
SVB Financial Group(a)(b)	6,838	396,057

SY Bancorp Inc.	2,603	79,704
Synovus Financial Corp.	61,204	633,461
TCF Financial Corp.	28,029	504,522
Texas Capital Bancshares Inc.(a)	4,986	103,509
Tompkins Financial Corp.	1,429	72,165
TowneBank	4,615	101,530
TriCo Bancshares	3,022	65,064
TrustCo Bank Corp. NY	15,965	186,950
Trustmark Corp.	10,800	223,992
U.S. Bancorp	383,740	13,822,315
UCBH Holdings Inc.	25,864	165,788
UMB Financial Corp.	6,845	359,499
Umpqua Holdings Corp.	12,884	189,524
Union Bankshares Corp.	2,974	71,376
United Bancshares Inc.	8,448	295,680
United Community Banks Inc.(b)	9,018	119,579
United Security Bancshares(b)	1,732	28,336
Univest Corp. of Pennsylvania	2,732	101,084
Valley National Bancorp	29,424	616,727
W Holding Co. Inc.	24,407	11,471
Wachovia Corp.	476,219	1,666,767
Washington Trust Bancorp Inc.	2,437	64,824
Webster Financial Corp.	12,024	303,606
Wells Fargo & Co.	728,047	27,323,604
WesBanco Inc.	5,444	144,919
West Bancorporation	3,867	50,387
West Coast Bancorp	3,339	48,950
Westamerica Bancorporation	6,648	382,459
Western Alliance Bancorporation(a)(b)	3,505	54,187
Whitney Holding Corp.	13,948	338,239
Wilmington Trust Corp.	14,914	429,971
Wilshire Bancorp Inc.	3,796	46,197
Wintrust Financial Corp.	5,122	150,331
Yadkin Valley Financial Corp.	2,520	42,739
Zions Bancorporation(b)	23,683	916,532

		144,047,300
BEVERAGES—2.52%
Anheuser-Busch Companies Inc.	157,222	10,200,563
Boston Beer Co. Inc. Class A(a)	1,893	89,899
Brown-Forman Corp. Class B	18,328	1,316,134
Coca-Cola Bottling Co. Consolidated	821	35,845
Coca-Cola Co. (The)	512,037	27,076,517
Coca-Cola Enterprises Inc.	70,905	1,189,077
Constellation Brands Inc. Class A(a)	40,539	869,967
Dr. Pepper Snapple Group Inc.(a)	55,515	1,470,037
Farmer Brothers Co.	1,459	36,285
Green Mountain Coffee Roasters Inc.(a)(b)	3,797	149,374
Hansen Natural Corp.(a)(b)	15,623	472,596
Molson Coors Brewing Co. Class B	25,607	1,197,127
National Beverage Corp.(a)	2,214	19,638
Peet’s Coffee & Tea Inc.(a)	2,782	77,673
Pepsi Bottling Group Inc.	30,576	891,902
PepsiAmericas Inc.	12,968	268,697
PepsiCo Inc.	349,638	24,918,700

		70,280,031
BIOTECHNOLOGY—1.74%
Abraxis BioScience Inc.(a)	1,379	95,096
Acorda Therapeutics Inc.(a)	8,200	195,570
Affymax Inc.(a)	2,533	50,280
Affymetrix Inc.(a)	15,009	116,170
Alexion Pharmaceuticals Inc.(a)	16,838	661,733

AMAG Pharmaceuticals Inc.(a)	3,558	137,801
American Oriental Bioengineering Inc.(a)	14,781	95,929
Amgen Inc.(a)	240,014	14,225,630
Arena Pharmaceuticals Inc.(a)	15,462	77,310
ARIAD Pharmaceuticals Inc.(a)	14,655	36,198
ArQule Inc.(a)	8,921	28,726
AVANT Immunotherapeutics Inc.(a)	3,292	38,286
Biogen Idec Inc.(a)	64,161	3,226,657
BioMimetic Therapeutics Inc.(a)	2,306	25,504
Bio-Rad Laboratories Inc. Class A(a)	4,102	406,590
Cambrex Corp.(a)	6,070	37,330
Celera Corp.(a)	17,182	265,462
Celgene Corp.(a)	96,089	6,080,512
Cell Genesys Inc.(a)	15,556	9,178
Charles River Laboratories International Inc.(a)	15,023	834,227
Cougar Biotechnology Inc.(a)	3,289	109,820
CryoLife Inc.(a)	5,815	76,293
Cytokinetics Inc.(a)	6,899	32,701
Cytori Therapeutics Inc.(a)	4,363	23,037
Enzo Biochem Inc.(a)	6,611	72,589
Enzon Pharmaceuticals Inc.(a)(b)	9,352	69,018
Exelixis Inc.(a)	22,445	136,466
Genentech Inc.(a)	102,410	9,081,719
Genomic Health Inc.(a)	2,781	62,990
Genzyme Corp.(a)	58,830	4,758,759
Geron Corp.(a)	15,541	61,387
GTx Inc.(a)(b)	3,557	67,654
Halozyme Therapeutics Inc.(a)	13,752	100,940
Human Genome Sciences Inc.(a)	29,658	188,328
Idera Pharmaceuticals Inc.(a)	4,488	63,146
Illumina Inc.(a)(b)	27,117	1,099,052
ImmunoGen Inc.(a)	9,419	46,247
Immunomedics Inc.(a)(b)	12,369	22,017
Incyte Corp.(a)	16,874	129,086
Integra LifeSciences Holdings Corp.(a)	3,868	170,308
InterMune Inc.(a)(b)	6,486	110,975
Invitrogen Corp.(a)	19,638	742,316
Lexicon Pharmaceuticals Inc.(a)	17,662	31,438
Marshall Edwards Inc.(a)	4,251	9,140
Martek Biosciences Corp.	7,602	238,855
Maxygen Inc.(a)	5,168	21,861
Medivation Inc.(a)(b)	6,002	158,813
Millipore Corp.(a)	12,243	842,318
Molecular Insight Pharmaceuticals Inc.(a)	1,044	8,018
Momenta Pharmaceuticals Inc.(a)	5,038	66,048
Myriad Genetics Inc.(a)	9,863	639,911
Nanosphere Inc.(a)	1,589	13,554
Nektar Therapeutics(a)	19,562	70,228
Novavax Inc.(a)	11,502	33,356
Omrix Biopharmaceuticals Inc.(a)	3,172	56,906
Optimer Pharmaceuticals Inc.(a)(b)	5,291	42,063
Orexigen Therapeutics Inc.(a)	4,306	46,462
PDL BioPharma Inc.	25,418	236,642
Protalix BioTherapeutics Inc.(a)	562	1,253
Regeneron Pharmaceuticals Inc.(a)	13,691	298,875
Repligen Corp.(a)	6,820	32,122
Rexahn Pharmaceuticals Inc.(a)	6,454	8,326
RTI Biologics Inc.(a)	13,414	125,421
Sangamo BioSciences Inc.(a)(b)	8,089	62,285
Savient Pharmaceuticals Inc.(a)	12,350	184,138
Seattle Genetics Inc.(a)	12,627	135,109
Sequenom Inc.(a)	12,533	333,628
Tercica Inc.(a)	3,296	29,466

Vertex Pharmaceuticals Inc.(a)	31,453	1,045,498
XOMA Ltd.(a)	28,054	58,913

		48,699,684
BUILDING MATERIALS—0.19%
AAON Inc.	3,038	55,257
Apogee Enterprises Inc.	6,093	91,578
Armstrong World Industries Inc.	4,139	119,617
Builders FirstSource Inc.(a)(b)	3,261	19,533
China Architectural Engineering Inc.(a)(b)	4,251	30,140
Comfort Systems USA Inc.	8,764	117,087
Drew Industries Inc.(a)	3,895	66,643
Eagle Materials Inc.	9,898	221,418
Interline Brands Inc.(a)	7,728	125,271
Lennox International Inc.	10,188	338,955
LSI Industries Inc.	3,934	32,534
Martin Marietta Materials Inc.	9,246	1,035,367
Masco Corp.	79,765	1,430,984
NCI Building Systems Inc.(a)	4,277	135,795
Owens Corning(a)	16,777	401,138
Quanex Building Products Corp.	8,159	124,343
Simpson Manufacturing Co. Inc.(b)	8,158	221,000
Texas Industries Inc.	5,129	209,571
Trex Co. Inc.(a)(b)	4,037	73,110
U.S. Concrete Inc.(a)	7,263	32,466
Universal Forest Products Inc.	3,527	123,128
USG Corp.(a)	14,831	379,674

		5,384,609
CHEMICALS—1.74%
A. Schulman Inc.	5,748	113,695
Aceto Corp.	5,428	52,055
Air Products and Chemicals Inc.	46,415	3,178,963
Airgas Inc.	18,242	905,715
Albemarle Corp.	20,125	620,655
American Vanguard Corp.	3,904	58,872
Arch Chemicals Inc.	5,153	181,901
Ashland Inc.	13,889	406,114
Balchem Corp.	3,837	102,333
Cabot Corp.	13,978	444,221
Celanese Corp. Class A	33,253	928,091
CF Industries Holdings Inc.	12,422	1,136,116
Chemtura Corp.	52,701	240,317
Cytec Industries Inc.	10,524	409,489
Dow Chemical Co. (The)	205,163	6,520,080
E.I. du Pont de Nemours and Co.	198,571	8,002,411
Eastman Chemical Co.	16,774	923,576
Ecolab Inc.	38,686	1,877,045
Ferro Corp.	9,225	185,422
FMC Corp.	16,690	857,699
H.B. Fuller Co.	10,712	223,559
Hercules Inc.	25,448	503,616
Huntsman Corp.	35,736	450,274
ICO Inc.(a)	6,071	34,058
Innophos Holdings Inc.	2,320	56,562
Innospec Inc.	5,098	61,482
International Flavors & Fragrances Inc.	17,937	707,794
Intrepid Potash Inc.(a)	7,589	228,732
Landec Corp.(a)	4,664	38,198
Lubrizol Corp.	15,075	650,335
Minerals Technologies Inc.	4,040	239,814
Mosaic Co. (The)	34,284	2,331,998
NewMarket Corp.	2,813	147,851

NL Industries Inc.	1,536	15,775
Olin Corp.	16,355	317,287
OM Group Inc.(a)	6,567	147,757
Penford Corp.	2,476	43,800
PolyOne Corp.(a)	19,809	127,768
PPG Industries Inc.	36,278	2,115,733
Praxair Inc.	69,058	4,954,221
Quaker Chemical Corp.	2,286	65,060
Rockwood Holdings Inc.(a)	9,178	235,507
Rohm and Haas Co.	29,172	2,042,040
RPM International Inc.	28,884	558,617
Sensient Technologies Corp.	10,539	296,462
ShengdaTech Inc.(a)(b)	6,060	42,420
Sherwin-Williams Co. (The)	22,116	1,264,151
Sigma-Aldrich Corp.	28,260	1,481,389
Solutia Inc.(a)	20,508	287,112
Spartech Corp.	6,787	67,191
Stepan Co.	1,359	74,161
Symyx Technologies Inc.(a)	7,118	70,539
Terra Industries Inc.	20,275	596,085
Valhi Inc.	1,459	26,262
Valspar Corp. (The)	22,333	497,803
W.R. Grace & Co.(a)	16,536	250,024
Westlake Chemical Corp.	4,091	86,034
Zep Inc.	4,683	82,608
Zoltek Companies Inc.(a)(b)	6,554	112,139

		48,676,988
COAL—0.29%
Alpha Natural Resources Inc.(a)	15,585	801,537
Arch Coal Inc.	32,063	1,054,552
CONSOL Energy Inc.	40,466	1,856,985
Foundation Coal Holdings Inc.	9,899	352,206
International Coal Group Inc.(a)(b)	27,086	169,017
James River Coal Co.(a)	5,603	123,210
Massey Energy Co.	17,798	634,855
National Coal Corp.(a)	5,671	29,659
Patriot Coal Corp.(a)	16,833	488,999
Peabody Energy Corp.	59,892	2,695,140
Westmoreland Coal Co.(a)	2,134	33,717

		8,239,877
COMMERCIAL SERVICES—1.91%
Aaron Rents Inc.	9,852	266,694
ABM Industries Inc.	9,211	201,168
Accenture Ltd.	131,845	5,010,110
Administaff Inc.	4,978	135,501
Advance America Cash Advance Centers Inc.	9,087	27,170
Advisory Board Co. (The)(a)	4,035	121,696
Albany Molecular Research Inc.(a)	5,550	100,399
Alliance Data Systems Corp.(a)	14,957	947,975
American Public Education Inc.(a)	2,433	117,465
AMN Healthcare Services Inc.(a)	7,394	129,913
Apollo Group Inc. Class A(a)	28,182	1,671,193
Arbitron Inc.	5,889	263,179
Avis Budget Group Inc.(a)	22,290	127,945
Bankrate Inc.(a)	2,525	98,248
BearingPoint Inc.(a)	42,941	21,470
Bowne & Co. Inc.	5,865	67,741
Capella Education Co.(a)	3,155	135,223
Cardtronics Inc.(a)	4,117	32,360
Career Education Corp.(a)	19,212	314,116
CBIZ Inc.(a)	10,086	85,227

CDI Corp.	2,719	60,715
Cenveo Inc.(a)	11,449	88,043
Chemed Corp.	5,156	211,705
China Direct Inc.(a)(b)	1,519	6,410
Coinstar Inc.(a)	5,907	189,024
Compass Diversified Holdings	4,427	61,712
Consolidated Graphics Inc.(a)	2,261	68,576
Convergys Corp.(a)	27,958	413,219
Corinthian Colleges Inc.(a)	18,423	276,345
Cornell Companies Inc.(a)	2,288	62,188
Corporate Executive Board Co. (The)	7,970	249,062
Corrections Corp. of America(a)	27,688	688,047
CorVel Corp.(a)	1,625	46,491
CoStar Group Inc.(a)(b)	4,208	191,001
CRA International Inc.(a)	2,491	68,453
Cross Country Healthcare Inc.(a)	6,805	110,853
Deluxe Corp.	11,019	158,563
DeVry Inc.	13,478	667,700
Dollar Financial Corp.(a)	5,003	76,996
Dollar Thrifty Automotive Group Inc.(a)	5,038	9,723
DynCorp International Inc.(a)	5,449	91,325
Electro Rent Corp.	3,813	51,209
Emergency Medical Services Corp. Class A(a)	1,942	58,027
Equifax Inc.	28,272	973,970
Euronet Worldwide Inc.(a)	10,102	169,006
ExlService Holdings Inc.(a)	2,441	21,432
Exponent Inc.(a)	3,177	105,127
First Advantage Corp. Class A(a)	1,590	22,339
Forrester Research Inc.(a)	3,228	94,645
FTI Consulting Inc.(a)	10,985	793,556
Gartner Inc.(a)	13,065	296,314
Genpact Ltd.(a)(b)	13,422	139,455
GEO Group Inc. (The)(a)	11,280	227,969
Gevity HR Inc.	5,179	37,703
Global Cash Access Inc.(a)	9,373	47,427
Great Lakes Dredge & Dock Corp.	7,574	47,792
H&E Equipment Services Inc.(a)	3,828	36,978
H&R Block Inc.	71,872	1,635,088
Hackett Group Inc. (The)(a)	9,076	49,373
Healthcare Services Group Inc.	8,924	163,220
HealthSpring Inc.(a)	10,496	222,095
Heartland Payment Systems Inc.	5,421	138,561
Heidrick & Struggles International Inc.	3,866	116,560
Hertz Global Holdings Inc.(a)	70,235	531,679
Hewitt Associates Inc. Class A(a)	21,469	782,330
Hill International Inc.(a)	5,140	71,189
Hillenbrand Inc.	13,332	268,773
HMS Holdings Corp.(a)	5,482	131,349
Hudson Highland Group Inc.(a)	5,251	36,494
Huron Consulting Group Inc.(a)	4,598	261,994
ICF International Inc.(a)	1,484	29,309
ICT Group Inc.(a)	1,718	13,830
Integrated Electrical Services Inc.(a)	1,540	27,042
Interactive Data Corp.	7,658	193,135
Iron Mountain Inc.(a)	39,445	962,852
ITT Educational Services Inc.(a)	8,454	684,013
Jackson Hewitt Tax Service Inc.	6,492	99,587
K12 Inc.(a)	1,555	41,207
Kelly Services Inc. Class A	6,485	123,539
Kendle International Inc.(a)	2,679	119,778
Kenexa Corp.(a)	5,691	89,861
Kforce Inc.(a)	6,867	70,112
Korn/Ferry International(a)	10,179	181,390

Landauer Inc.	1,923	139,898
Learning Tree International Inc.(a)	1,937	24,116
LECG Corp.(a)	5,252	42,384
Lender Processing Services Inc.	21,388	652,762
Lincoln Educational Services Corp.(a)	979	12,952
Live Nation Inc.(a)	17,485	284,481
Manpower Inc.	17,432	752,365
MAXIMUS Inc.	3,944	145,297
McGrath RentCorp	5,460	157,357
McKesson Corp.	61,024	3,283,701
Michael Baker Corp.(a)	1,551	53,975
Midas Inc.(a)	3,165	43,550
Monro Muffler Brake Inc.	4,056	93,531
Monster Worldwide Inc.(a)	27,081	403,778
Moody’s Corp.	43,513	1,479,442
Morningstar Inc.(a)	3,464	192,148
MPS Group Inc.(a)	21,939	221,145
Multi-Color Corp.	1,745	41,688
National Research Corp.	338	10,363
Navigant Consulting Inc.(a)	10,591	210,655
Net 1 UEPS Technologies Inc.(a)	10,509	234,666
Odyssey Marine Exploration Inc.(a)	8,791	39,911
On Assignment Inc.(a)	7,478	58,927
PAREXEL International Corp.(a)	12,291	352,260
PeopleSupport Inc.(a)	5,011	58,579
Pharmaceutical Product Development Inc.	23,892	987,934
PharmaNet Development Group Inc.(a)	3,992	28,822
PHH Corp.(a)	11,416	151,719
Pre-Paid Legal Services Inc.(a)	1,888	77,899
PRG-Schultz International Inc.(a)	3,304	29,604
Princeton Review Inc. (The)(a)	2,982	23,856
Protection One Inc.(a)	1,420	12,510
Providence Service Corp. (The)(a)	3,390	33,222
Quanta Services Inc.(a)	37,858	1,022,545
R.R. Donnelley & Sons Co.	46,824	1,148,593
Rent-A-Center Inc.(a)	14,487	322,770
Resources Connection Inc.(a)	10,475	236,002
RiskMetrics Group Inc.(a)	4,626	90,531
Robert Half International Inc.	31,179	771,680
Rollins Inc.	9,077	172,281
RSC Holdings Inc.(a)(b)	10,512	119,416
SAIC Inc.(a)	40,887	827,144
Service Corp. International	58,743	491,091
Sotheby’s Holdings Inc. Class A	15,365	308,222
Spherion Corp.(a)	12,054	58,703
Standard Parking Corp.(a)	2,196	48,795
Steiner Leisure Ltd.(a)	3,599	123,734
Stewart Enterprises Inc. Class A	20,049	157,585
Strayer Education Inc.	3,183	637,428
SuccessFactors Inc.(a)(b)	4,734	51,601
Team Inc.(a)	4,176	150,837
TeleTech Holdings Inc.(a)	8,923	111,002
Ticketmaster Entertainment Inc.(a)	8,133	87,267
TNS Inc.(a)	5,134	99,446
Tree.com Inc.(a)	1,377	6,637
TrueBlue Inc.(a)	9,890	159,822
United Rentals Inc.(a)	13,376	203,850
Universal Technical Institute Inc.(a)(b)	5,005	85,385
Valassis Communications Inc.(a)	10,166	88,038
Viad Corp.	4,620	133,010
Visa Inc. Class A	98,648	6,056,001
VistaPrint Ltd.(a)(b)	9,391	308,400
Volt Information Sciences Inc.(a)	3,052	27,407

Watson Wyatt Worldwide Inc.	9,314	463,185
Weight Watchers International Inc.	7,732	282,991
Western Union Co.	163,147	4,024,836
Wright Express Corp.(a)	8,833	263,665

		53,313,650
COMPUTERS—4.14%
Affiliated Computer Services Inc. Class A(a)	19,651	994,930
Agilysys Inc.	4,596	46,374
Apple Inc.(a)	194,350	22,089,821
Brocade Communications Systems Inc.(a)	82,633	480,924
CACI International Inc. Class A(a)	6,807	341,031
Cadence Design Systems Inc.(a)	57,081	385,868
CIBER Inc.(a)	11,564	80,832
Cognizant Technology Solutions Corp.(a)	63,688	1,453,997
Cogo Group Inc.(a)	4,179	22,023
Compellent Technologies Inc.(a)	4,117	51,051
Computer Sciences Corp.(a)	33,285	1,337,724
COMSYS IT Partners Inc.(a)	3,607	35,060
Cray Inc.(a)	6,880	35,638
Data Domain Inc.(a)(b)	7,297	162,504
Dell Inc.(a)	399,628	6,585,869
Diebold Inc.	14,244	471,619
DST Systems Inc.(a)(b)	10,067	563,651
Echelon Corp.(a)	6,401	63,242
Electronics For Imaging Inc.(a)	12,135	169,041
EMC Corp.(a)	455,446	5,447,134
FactSet Research Systems Inc.	9,282	484,984
Furmanite Corp.(a)	8,052	83,258
Hewlett-Packard Co.	543,465	25,129,822
Hutchinson Technology Inc.(a)	5,571	64,512
iGATE Corp.(a)	4,686	40,628
IHS Inc. Class A(a)	9,581	456,439
Imation Corp.	6,304	142,407
Immersion Corp.(a)	6,366	37,050
Integral Systems Inc.(a)	3,524	73,193
International Business Machines Corp.	302,757	35,410,459
Isilon Systems Inc.(a)	7,349	32,409
Jack Henry & Associates Inc.	17,224	350,164
Lexmark International Inc. Class A(a)	19,687	641,206
Limelight Networks Inc.(a)(b)	3,983	9,957
Magma Design Automation Inc.(a)	9,057	36,409
Manhattan Associates Inc.(a)	5,748	128,410
Mastech Holdings Inc.	307	2,333
Maxwell Technologies Inc.(a)	4,032	53,787
Mentor Graphics Corp.(a)	19,210	218,033
Mercury Computer Systems Inc.(a)	4,758	42,346
MICROS Systems Inc.(a)	17,794	474,388
MTS Systems Corp.	3,817	160,696
NCI Inc. Class A(a)	1,456	41,467
NCR Corp.(a)	36,913	813,932
Ness Technologies Inc.(a)	9,718	111,465
NetApp Inc.(a)(b)	76,352	1,391,897
Netezza Corp.(a)	8,733	92,657
NetScout Systems Inc.(a)	6,504	69,203
Palm Inc.(b)	22,583	134,821
Perot Systems Corp. Class A(a)	18,641	323,421
Quantum Corp.(a)	41,790	45,133
Rackable Systems Inc.(a)	6,061	59,458
Radiant Systems Inc.(a)	5,613	48,777
RadiSys Corp.(a)	4,708	40,489
Rimage Corp.(a)	2,188	30,544
Riverbed Technology Inc.(a)	12,363	154,785

SanDisk Corp.(a)	48,889	955,780
Seagate Technology	106,790	1,294,295
SI International Inc.(a)	2,756	82,818
Sigma Designs Inc.(a)(b)	6,419	91,278
Silicon Storage Technology Inc.(a)	19,469	63,469
SMART Modular Technologies (WWH) Inc.(a)	10,685	32,055
SRA International Inc. Class A(a)	10,018	226,707
STEC Inc.(a)	6,860	52,822
Stratasys Inc.(a)	4,363	76,222
Sun Microsystems Inc.(a)	171,897	1,306,417
Super Micro Computer Inc.(a)	4,978	44,852
Sykes Enterprises Inc.(a)	6,905	151,634
Synaptics Inc.(a)	7,224	218,309
Synopsys Inc.(a)	31,228	622,999
Syntel Inc.	2,659	65,145
Teradata Corp.(a)	39,508	770,406
3D Systems Corp.(a)	3,822	54,463
3PAR Inc.(a)	7,272	46,904
Tyler Technologies Inc.(a)	8,291	125,774
Unisys Corp.(a)	75,821	208,508
Virtusa Corp.(a)	923	6,009
Western Digital Corp.(a)	48,627	1,036,728

		115,782,866
COSMETICS & PERSONAL CARE—2.20%
Alberto-Culver Co.	19,447	529,736
Avon Products Inc.	94,074	3,910,656
Bare Escentuals Inc.(a)(b)	13,352	145,136
Chattem Inc.(a)(b)	3,665	286,530
Colgate-Palmolive Co.	111,960	8,436,186
Elizabeth Arden Inc.(a)	5,167	101,428
Estee Lauder Companies Inc. (The) Class A	21,567	1,076,409
Inter Parfums Inc.	2,718	36,856
Procter & Gamble Co. (The)	672,979	46,899,907

		61,422,844
DISTRIBUTION & WHOLESALE—0.30%
Beacon Roofing Supply Inc.(a)(b)	9,562	149,358
BMP Sunstone Corp.(a)(b)	6,741	46,783
Brightpoint Inc.(a)	10,822	77,918
Central European Distribution Corp.(a)	9,019	409,553
Chindex International Inc.(a)	2,439	26,488
Core-Mark Holding Co. Inc.(a)	1,919	47,956
Fastenal Co.	28,747	1,419,814
Genuine Parts Co.	36,132	1,452,868
Houston Wire & Cable Co.	3,553	61,005
Ingram Micro Inc. Class A(a)	37,069	595,699
LKQ Corp.(a)	29,845	506,470
MWI Veterinary Supply Inc.(a)	2,035	79,955
Owens & Minor Inc.	8,888	431,068
Pool Corp.(b)	10,528	245,618
ScanSource Inc.(a)(b)	5,517	158,834
Tech Data Corp.(a)	12,086	360,767
United Stationers Inc.(a)	5,127	245,224
W.W. Grainger Inc.	16,827	1,463,444
Watsco Inc.	4,986	250,696
WESCO International Inc.(a)	9,159	294,737

		8,324,255
DIVERSIFIED FINANCIAL SERVICES—4.94%
Advanta Corp. Class B	7,937	65,322
Affiliated Managers Group Inc.(a)	9,013	746,727
American Express Co.	221,833	7,859,543

AmeriCredit Corp.(a)(b)	25,692	260,260
Ameriprise Financial Inc.	48,882	1,867,292
Ampal-American Israel Corp. Class A(a)	3,813	11,782
Asset Acceptance Capital Corp.(a)	3,573	37,659
BGC Partners Inc. Class A	7,559	32,428
BlackRock Inc.	3,873	753,298
Broadpoint Securities Group Inc.(a)	5,288	15,335
Calamos Asset Management Inc. Class A	4,967	89,009
Capital One Financial Corp.	82,688	4,217,088
Charles Schwab Corp. (The)	206,220	5,361,720
CIT Group Inc.	62,671	436,190
Citigroup Inc.	1,200,126	24,614,584
CME Group Inc.	14,816	5,504,292
Cohen & Steers Inc.	3,813	108,022
CompuCredit Corp.(a)(b)	4,310	16,895
Credit Acceptance Corp.(a)(b)	1,061	18,037
Diamond Hill Investment Group Inc.(a)	492	44,241
Doral Financial Corp.(a)	1,149	12,547
Duff & Phelps Corp. Class A(a)	1,980	41,639
E*TRADE Financial Corp.(a)(b)	91,030	254,884
Eaton Vance Corp.	22,585	795,670
Encore Capital Group Inc.(a)(b)	3,410	46,717
Epoch Holding Corp.	1,830	19,306
Evercore Partners Inc. Class A	1,843	33,137
FBR Capital Markets Corp.(a)(b)	6,644	43,053
FCStone Group Inc.(a)	4,998	89,914
Federal Agricultural Mortgage Corp.	2,229	9,139
Federal Home Loan Mortgage Corp.(b)	142,583	243,817
Federal National Mortgage Association	234,676	359,054
Federated Investors Inc. Class B	18,911	545,582
Financial Federal Corp.	5,736	131,469
First Marblehead Corp. (The)	13,312	33,147
Franklin Resources Inc.	33,958	2,992,719
Friedman, Billings, Ramsey Group Inc. Class A(a)	34,370	68,740
GAMCO Investors Inc. Class A	1,857	110,120
GFI Group Inc.	14,183	66,802
GLG Partners Inc.(b)	12,180	66,016
Goldman Sachs Group Inc. (The)	86,835	11,114,880
Greenhill & Co. Inc.(b)	3,719	274,276
Interactive Brokers Group Inc. Class A(a)	8,950	198,421
IntercontinentalExchange Inc.(a)	15,540	1,253,767
International Assets Holding Corp.(a)	920	22,181
Invesco Ltd.	85,424	1,792,196
Investment Technology Group Inc.(a)	9,799	298,184
Janus Capital Group Inc.	36,417	884,205
Jefferies Group Inc.	28,049	628,298
JPMorgan Chase & Co.	761,070	35,541,969
KBW Inc.(a)(b)	6,276	206,731
Knight Capital Group Inc. Class A(a)	20,348	302,371
LaBranche & Co. Inc.(a)	11,352	51,084
Landenburg Thalmann Financial Services Inc.(a)	20,837	37,507
Lazard Ltd. Class A	16,664	712,553
Legg Mason Inc.	30,661	1,166,958
MarketAxess Holdings Inc.(a)	6,612	53,359
Merrill Lynch & Co. Inc.	336,978	8,525,543
MF Global Ltd.(a)	21,263	92,281
Morgan Stanley	243,856	5,608,688
NASDAQ OMX Group Inc. (The)(a)	29,567	903,863
National Financial Partners Corp.	8,228	123,420
Nelnet Inc. Class A	3,813	54,145
NewStar Financial Inc.(a)	5,794	46,873
NYSE Euronext Inc.	58,642	2,297,594
Ocwen Financial Corp.(a)	7,550	60,777

optionsXpress Holdings Inc.	9,279	180,198
Penson Worldwide Inc.(a)	3,120	43,274
Piper Jaffray Companies(a)	4,034	174,470
Portfolio Recovery Associates Inc.(a)(b)	3,396	165,147
Pzena Investment Management Inc. Class A(b)	1,368	12,969
Raymond James Financial Inc.	20,753	684,434
Sanders Morris Harris Group Inc.	3,978	34,410
SLM Corp.(a)	102,509	1,264,961
Stifel Financial Corp.(a)	5,487	273,801
Student Loan Corp. (The)	849	78,957
SWS Group Inc.	4,777	96,304
T. Rowe Price Group Inc.	57,216	3,073,071
TD Ameritrade Holding Corp.(a)	54,252	878,882
Thomas Weisel Partners Group Inc.(a)	4,634	39,065
TradeStation Group Inc.(a)	6,079	56,839
U.S. Global Investors Inc. Class A	2,512	25,246
Waddell & Reed Financial Inc. Class A	19,063	471,809
Westwood Holdings Group Inc.	1,146	54,320
World Acceptance Corp.(a)(b)	3,359	120,924

		138,004,401
ELECTRIC—3.29%
AES Corp. (The)(a)	148,983	1,741,611
Allegheny Energy Inc.	37,189	1,367,440
ALLETE Inc.	5,591	248,799
Alliant Energy Corp.	24,791	798,518
Ameren Corp.	45,975	1,794,404
American Electric Power Co. Inc.	88,258	3,268,194
Avista Corp.	11,273	244,737
Black Hills Corp.	8,277	257,166
Calpine Corp.(a)	78,078	1,015,014
CenterPoint Energy Inc.	73,233	1,067,005
Central Vermont Public Service Corp.	2,204	51,662
CH Energy Group Inc.	3,351	146,003
Cleco Corp.	13,150	332,037
CMS Energy Corp.	50,522	630,009
Consolidated Edison Inc.	60,374	2,593,667
Constellation Energy Group Inc.	39,321	955,500
Dominion Resources Inc.	127,464	5,452,910
DPL Inc.	24,651	611,345
DTE Energy Co.	35,943	1,442,033
Duke Energy Corp.	278,614	4,856,242
Dynegy Inc. Class A(a)	109,129	390,682
Edison International	72,187	2,880,261
El Paso Electric Co.(a)	9,770	205,170
Empire District Electric Co. (The)	7,235	154,467
EnerNOC Inc.(a)(b)	2,164	22,376
Entergy Corp.	42,201	3,756,311
Exelon Corp.	144,545	9,051,408
FirstEnergy Corp.	67,260	4,505,747
FPL Group Inc.	90,047	4,529,364
Great Plains Energy Inc.	25,830	573,943
Hawaiian Electric Industries Inc.	18,191	529,540
IDACORP Inc.	9,753	283,715
Integrys Energy Group Inc.	16,653	831,651
ITC Holdings Corp.	11,042	571,644
MDU Resources Group Inc.	40,464	1,173,456
MGE Energy Inc.	4,790	170,284
Mirant Corp.(a)	41,182	753,219
Northeast Utilities	34,820	893,133
NorthWestern Corp.	8,243	207,147
NRG Energy Inc.(a)	52,004	1,287,099
NSTAR	23,578	789,863

OGE Energy Corp.	19,990	617,291
Ormat Technologies Inc.	4,233	153,785
Otter Tail Corp.	6,577	202,111
Pepco Holdings Inc.	44,413	1,017,502
PG&E Corp.	78,802	2,951,135
Pike Electric Corp.(a)	3,823	56,313
Pinnacle West Capital Corp.	22,009	757,330
PNM Resources Inc.	16,767	171,694
Portland General Electric Co.	13,810	326,745
PPL Corp.	82,262	3,045,339
Progress Energy Inc.	57,609	2,484,676
Public Service Enterprise Group Inc.	112,124	3,676,546
Puget Energy Inc.	28,210	753,207
Reliant Energy Inc.(a)	75,779	556,976
SCANA Corp.	25,544	994,428
Sierra Pacific Resources Corp.	52,190	499,980
Southern Co. (The)	169,180	6,376,394
Synthesis Energy Systems Inc.(a)	4,234	20,535
TECO Energy Inc.	46,862	737,139
U.S. Geothermal Inc.(a)	13,707	24,398
UIL Holdings Corp.	5,257	180,473
UniSource Energy Corp.	7,504	219,042
Westar Energy Inc.	22,893	527,455
Wisconsin Energy Corp.	26,055	1,169,869
Xcel Energy Inc.	94,901	1,897,071

		91,852,210
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Advanced Battery Technologies Inc.(a)	9,149	29,551
Advanced Energy Industries Inc.(a)	7,607	104,064
American Superconductor Corp.(a)(b)	9,643	227,286
AMETEK Inc.	23,855	972,568
Beacon Power Corp.(a)	19,576	28,385
Belden Inc.	9,816	312,051
Capstone Turbine Corp.(a)	32,102	41,412
China BAK Battery Inc.(a)	6,658	23,969
Coleman Cable Inc.(a)	1,772	17,773
Emerson Electric Co.	171,949	7,013,800
Encore Wire Corp.	3,697	66,953
Energizer Holdings Inc.(a)	12,586	1,013,802
Energy Conversion Devices Inc.(a)	9,933	578,597
EnerSys Inc.(a)	6,272	123,621
Fushi Copperweld Inc.(a)	3,191	30,921
General Cable Corp.(a)	11,526	410,671
GrafTech International Ltd.(a)	26,436	399,448
Graham Corp.	1,066	57,671
Greatbatch Inc.(a)	4,778	117,252
Harbin Electric Inc.(a)(b)	1,409	16,697
Hubbell Inc. Class B	12,161	426,243
Insteel Industries Inc.	3,920	53,273
Littelfuse Inc.(a)	4,588	136,401
Medis Technologies Ltd.(a)(b)	4,885	8,793
Molex Inc.	30,273	679,629
Orion Energy Systems Inc.(a)(b)	3,117	17,486
Powell Industries Inc.(a)	1,709	69,744
Power-One Inc.(a)	14,944	21,669
PowerSecure International Inc.(a)	3,771	22,852
SunPower Corp. Class A(a)(b)	8,893	630,780
SunPower Corp. Class B(a)	9,108	628,907
Ultralife Corp.(a)	2,738	21,219
Universal Display Corp.(a)(b)	6,010	65,870
Valence Technology Inc.(a)	11,216	38,695
Vicor Corp.	4,142	36,781

		14,444,834

ELECTRONICS—1.05%
Agilent Technologies Inc.(a)	80,511	2,387,956
American Science and Engineering Inc.	1,921	114,741
Amphenol Corp. Class A	38,670	1,552,214
Analogic Corp.	3,010	149,778
Applied Biosystems Inc.	36,995	1,267,079
Arrow Electronics Inc.(a)	27,079	710,011
Avnet Inc.(a)	33,450	823,873
AVX Corp.	10,722	109,257
Axsys Technologies Inc.(a)	1,896	111,750
Badger Meter Inc.	3,061	143,714
Bel Fuse Inc. Class B	2,526	71,915
Benchmark Electronics Inc.(a)	14,570	205,146
Brady Corp. Class A	11,015	388,609
Checkpoint Systems Inc.(a)	8,384	157,787
China Security & Surveillance Technology Inc.(a)	5,908	82,003
Cogent Inc.(a)	9,253	94,566
Coherent Inc.(a)	5,180	184,149
CTS Corp.	7,620	97,384
Cubic Corp.	3,311	81,417
Cymer Inc.(a)(b)	6,902	174,828
Daktronics Inc.(b)	6,752	112,488
Dionex Corp.(a)	4,178	265,512
Dolby Laboratories Inc. Class A(a)	11,078	389,835
Eagle Test Systems Inc.(a)	2,596	39,745
Electro Scientific Industries Inc.(a)	5,660	80,485
FARO Technologies Inc.(a)	3,468	70,643
FEI Co.(a)	7,704	183,432
FLIR Systems Inc.(a)(b)	30,297	1,164,011
Garmin Ltd.(a)(b)	28,220	957,787
Gentex Corp.	31,036	443,815
ICx Technologies Inc.(a)(b)	1,039	8,011
II-VI Inc.(a)	5,153	199,215
Itron Inc.(a)	7,515	665,303
Jabil Circuit Inc.	46,120	439,985
KEMET Corp.(a)(b)	17,916	25,082
L-1 Identity Solutions Inc.(a)	14,827	226,557
LaBarge Inc.(a)	2,666	40,150
Measurement Specialties Inc.(a)	3,069	53,523
Methode Electronics Inc.	7,919	70,796
Mettler-Toledo International Inc.(a)	7,698	754,404
Multi-Fineline Electronix Inc.(a)	1,773	26,223
National Instruments Corp.	12,550	377,128
NVE Corp.(a)	1,002	28,367
OSI Systems Inc.(a)	3,235	76,055
OYO Geospace Corp.(a)	844	33,152
Park Electrochemical Corp.	4,283	103,820
PerkinElmer Inc.	25,867	645,899
Photon Dynamics Inc.(a)	3,936	60,418
Plexus Corp.(a)	8,951	185,286
Rofin-Sinar Technologies Inc.(a)	6,620	202,638
Rogers Corp.(a)	3,805	140,709
Sanmina-SCI Corp.(a)	112,899	158,059
Sonic Solutions Inc.(a)	4,781	21,036
Stoneridge Inc.(a)	3,055	34,369
Taser International Inc.(a)(b)	13,221	94,530
Technitrol Inc.	9,016	133,347
Thermo Fisher Scientific Inc.(a)	92,214	5,071,770
Thomas & Betts Corp.(a)	12,562	490,797
Trimble Navigation Ltd.(a)	26,825	693,694
TTM Technologies Inc.(a)	8,997	89,250

Tyco Electronics Ltd.	105,401	2,915,392
Varian Inc.(a)	6,687	286,872
Vishay Intertechnology Inc.(a)	40,267	266,568
Waters Corp.(a)	22,040	1,282,287
Watts Water Technologies Inc. Class A	6,683	182,780
Woodward Governor Co.	13,124	462,883
Zygo Corp.(a)	3,461	43,539

		29,205,824
ENERGY - ALTERNATE SOURCES—0.12%
Akeena Solar Inc.(a)(b)	4,642	17,593
Ascent Solar Technologies Inc.(a)	1,645	10,002
Aventine Renewable Energy Holdings Inc.(a)	6,432	20,325
Clean Energy Fuels Corp.(a)	4,736	67,014
Comverge Inc.(a)	4,824	22,190
Covanta Holding Corp.(a)	27,074	648,152
Ener1 Inc.(a)	7,953	62,113
Evergreen Energy Inc.(a)(b)	17,859	16,787
Evergreen Solar Inc.(a)(b)	33,587	185,400
First Solar Inc.(a)	9,851	1,860,952
FuelCell Energy Inc.(a)(b)	14,103	85,041
GreenHunter Energy Inc.(a)(b)	934	13,309
GT Solar International Inc.(a)	6,696	71,580
Headwaters Inc.(a)	10,149	135,489
Pacific Ethanol Inc.(a)	7,561	10,510
Plug Power Inc.(a)	17,626	17,450
Quantum Fuel Systems Technologies Worldwide Inc.(a)	15,330	19,776
VeraSun Energy Corp.(a)(b)	22,580	70,675

		3,334,358
ENGINEERING & CONSTRUCTION—0.36%
AECOM Technology Corp.(a)	22,313	545,330
Dycom Industries Inc.(a)	8,740	113,795
EMCOR Group Inc.(a)	14,885	391,773
ENGlobal Corp.(a)(b)	5,639	74,830
Fluor Corp.	39,292	2,188,564
Foster Wheeler Ltd.(a)	31,818	1,148,948
Granite Construction Inc.	7,646	273,880
Insituform Technologies Inc. Class A(a)	5,807	86,873
Jacobs Engineering Group Inc.(a)	27,065	1,469,900
KBR Inc.	37,587	573,953
Layne Christensen Co.(a)	4,162	147,460
McDermott International Inc.(a)	49,965	1,276,606
Orion Marine Group Inc.(a)	4,774	50,079
Perini Corp.(a)(b)	11,095	286,140
Shaw Group Inc. (The)(a)	18,592	571,332
Stanley Inc.(a)	1,697	62,636
Sterling Construction Co. Inc.(a)	2,535	41,067
URS Corp.(a)	18,650	683,896
VSE Corp.	877	29,581

		10,016,643
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	3,077	75,110
Bally Technologies Inc.(a)	12,500	378,500
Bluegreen Corp.(a)(b)	2,142	14,801
Churchill Downs Inc.	1,972	96,589
Cinemark Holdings Inc.	5,943	80,825
Dover Downs Gaming & Entertainment Inc.	3,327	25,884
Dover Motorsports Inc.	3,337	18,187
DreamWorks Animation SKG Inc. Class A(a)	17,583	552,985
Elixir Gaming Technologies Inc.(a)	14,918	4,923
Great Wolf Resorts Inc.(a)	6,543	23,947

International Game Technology Inc.	68,332	1,173,944
International Speedway Corp. Class A	6,899	268,440
Isle of Capri Casinos Inc.(a)	3,409	30,749
Macrovision Solutions Corp.(a)	17,608	270,811
National CineMedia Inc.	8,962	99,030
Penn National Gaming Inc.(a)	16,141	428,866
Pinnacle Entertainment Inc.(a)	13,139	99,331
Regal Entertainment Group Class A	17,224	271,795
Ricks Cabaret International Inc.(a)	1,363	13,385
Scientific Games Corp. Class A(a)	14,104	324,674
Shuffle Master Inc.(a)	12,947	65,900
Six Flags Inc.(a)	15,007	10,055
Speedway Motorsports Inc.	3,004	58,518
Steinway Musical Instruments Inc.(a)	1,703	48,229
Vail Resorts Inc.(a)	6,849	239,373
Warner Music Group Corp.	11,054	84,010

		4,758,861
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(a)	83,919	932,340
American Ecology Corp.	3,438	95,129
Calgon Carbon Corp.(a)	8,527	173,610
Casella Waste Systems Inc. Class A(a)	4,855	56,998
Clean Harbors Inc.(a)	4,259	287,695
Darling International Inc.(a)	17,238	191,514
Energy Recovery Inc.(a)	3,279	31,118
EnergySolutions Inc.	7,779	77,790
Fuel Tech Inc.(a)(b)	3,813	68,977
Metalico Inc.(a)	5,291	31,217
Met-Pro Corp.	3,314	48,351
Mine Safety Appliances Co.	6,646	253,346
Nalco Holding Co.	30,981	574,388
Rentech Inc.(a)	34,669	46,110
Republic Services Inc.	34,527	1,035,119
Stericycle Inc.(a)	19,100	1,125,181
Tetra Tech Inc.(a)	12,704	305,658
Waste Connections Inc.(a)	14,962	513,197
Waste Management Inc.	108,082	3,403,502
Waste Services Inc.(a)	4,141	30,685

		9,281,925
FOOD—1.97%
American Dairy Inc.(a)	1,413	14,314
Arden Group Inc. Class A	214	31,163
B&G Foods Inc. Class A	4,399	31,453
Calavo Growers Inc.	2,306	28,733
Cal-Maine Foods Inc.(b)	2,661	73,018
Campbell Soup Co.	48,087	1,856,158
Chiquita Brands International Inc.(a)	9,048	143,049
ConAgra Foods Inc.	100,330	1,952,422
Corn Products International Inc.	16,199	522,904
Dean Foods Co.(a)	29,919	698,908
Del Monte Foods Co.	44,237	345,049
Diamond Foods Inc.	3,514	98,497
Flowers Foods Inc.	16,808	493,483
Fresh Del Monte Produce Inc.(a)	9,227	204,839
General Mills Inc.	73,898	5,078,271
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	7,272	78,683
H.J. Heinz Co.	69,455	3,470,666
Hain Celestial Group Inc.(a)	8,743	240,695
Hershey Co. (The)	33,878	1,339,536
Hormel Foods Corp.	15,446	560,381
HQ Sustainable Maritime Industries Inc.(a)	1,489	7,534

Imperial Sugar Co.(b)	2,500	33,850
Ingles Markets Inc. Class A	2,623	59,883
J&J Snack Foods Corp.	3,019	102,374
J.M. Smucker Co. (The)	12,284	622,676
Kellogg Co.	55,133	3,092,961
Kraft Foods Inc.	324,078	10,613,555
Kroger Co. (The)	145,649	4,002,435
Lance Inc.	6,602	149,799
Lifeway Foods Inc.(a)	1,039	12,156
M&F Worldwide Corp.(a)	2,571	102,840
McCormick & Co. Inc. NVS	24,805	953,752
Nash Finch Co.(b)	2,985	128,713
Pilgrim’s Pride Corp.	9,863	24,559
Ralcorp Holdings Inc.(a)	12,432	838,041
Ruddick Corp.	9,066	294,192
Safeway Inc.	97,100	2,303,212
Sanderson Farms Inc.	4,292	157,688
Sara Lee Corp.	155,725	1,966,807
Seaboard Corp.	69	86,733
Smart Balance Inc.(a)(b)	13,829	90,718
Smithfield Foods Inc.(a)	25,702	408,148
Spartan Stores Inc.	4,654	115,792
SUPERVALU Inc.	46,695	1,013,281
Sysco Corp.	132,451	4,083,464
Tootsie Roll Industries Inc.(b)	5,213	150,708
TreeHouse Foods Inc.(a)	6,642	197,267
Tyson Foods Inc. Class A	61,564	735,074
United Natural Foods Inc.(a)	9,113	227,734
Village Super Market Inc. Class A	672	32,034
Weis Markets Inc.	2,625	94,526
Whole Foods Market Inc.(b)	31,015	621,230
Winn-Dixie Stores Inc.(a)	11,881	165,146
Wm. Wrigley Jr. Co.	52,623	4,178,266
Zhongpin Inc.(a)	4,072	43,285

		54,972,655
FOREST PRODUCTS & PAPER—0.42%
AbitibiBowater Inc.(a)	11,768	45,542
Boise Inc.(a)	8,902	13,887
Buckeye Technologies Inc.(a)	8,112	66,437
Deltic Timber Corp.	2,306	146,754
Domtar Corp.(a)	108,207	497,752
International Paper Co.	94,245	2,467,334
Kapstone Paper and Packaging Corp.(a)	3,970	25,209
Louisiana-Pacific Corp.(b)	22,972	213,640
MeadWestvaco Corp.	38,866	905,966
Mercer International Inc.(a)	6,767	24,767
Neenah Paper Inc.	3,172	62,806
P.H. Glatfelter Co.	9,627	130,350
Plum Creek Timber Co. Inc.	37,744	1,881,916
Potlatch Corp.	8,532	395,799
Rayonier Inc.	17,404	824,079
Rock-Tenn Co. Class A	8,349	333,793
Schweitzer-Mauduit International Inc.	3,341	63,446
Smurfit-Stone Container Corp.(a)	55,347	260,131
Temple-Inland Inc.	22,962	350,400
Verso Paper Corp.	3,109	8,208
Wausau Paper Corp.	9,575	96,995
Weyerhaeuser Co.	46,618	2,824,118

Xerium Technologies Inc.	4,184	26,945

11,666,274

GAS—0.36%
AGL Resources Inc.	16,811	527,529
Atmos Energy Corp.	20,379	542,489
Chesapeake Utilities Corp.	1,517	50,380
Energen Corp.	15,646	708,451
EnergySouth Inc.	1,527	93,804
Laclede Group Inc. (The)	4,641	225,042
New Jersey Resources Corp.	9,337	335,105
Nicor Inc.	9,856	437,114
NiSource Inc.	61,233	903,799
Northwest Natural Gas Co.	5,961	309,972
Piedmont Natural Gas Co.	16,361	522,898
Sempra Energy	55,141	2,782,966
South Jersey Industries Inc.	6,314	225,410
Southern Union Co.	24,366	503,158
Southwest Gas Corp.	10,012	302,963
UGI Corp.	24,122	621,865
Vectren Corp.	17,945	499,768
WGL Holdings Inc.	10,812	350,849

		9,943,562
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	10,010	288,388
Black & Decker Corp. (The)	13,336	810,162
Franklin Electric Co. Inc.	4,786	213,216
Kennametal Inc.	16,788	455,291
K-Tron International Inc.(a)	564	72,660
Lincoln Electric Holdings Inc.	9,268	596,025
Raser Technologies Inc.(a)	10,050	85,425
Regal Beloit Corp.	7,411	315,116
Snap-On Inc.	12,556	661,199
Stanley Works (The)	17,171	716,718
Thermadyne Holdings Corp.(a)	2,985	49,760

		4,263,960
HEALTH CARE - PRODUCTS—4.10%
Abaxis Inc.(a)	4,415	86,975
ABIOMED Inc.(a)	7,636	135,539
Accuray Inc.(a)	6,857	55,336
Advanced Medical Optics Inc.(a)	11,337	201,572
Align Technology Inc.(a)(b)	14,752	159,764
Alphatec Holdings Inc.(a)	5,525	25,415
American Medical Systems Holdings Inc.(a)	16,849	299,238
AngioDynamics Inc.(a)	6,138	96,980
ArthroCare Corp.(a)(b)	6,020	166,874
Atrion Corp.	297	30,600
Baxter International Inc.	138,230	9,072,035
Beckman Coulter Inc.	13,922	988,323
Becton, Dickinson and Co.	53,730	4,312,370
Boston Scientific Corp.(a)	329,859	4,047,370
Bruker Corp.(a)	11,278	150,336
C.R. Bard Inc.	21,926	2,080,120
Caliper Life Sciences Inc.(a)	10,553	29,548
Cantel Medical Corp.(a)	2,456	23,627
Cardiac Science Corp.(a)	4,270	44,237
CardioNet Inc.(a)	974	24,311
Cepheid Inc.(a)	12,181	168,463
Clinical Data Inc.(a)	2,305	37,064
Columbia Laboratories Inc.(a)	10,362	27,148
Conceptus Inc.(a)(b)	6,302	104,487
CONMED Corp.(a)	6,300	201,600
Cooper Companies Inc. (The)	9,708	337,450
Covidien Ltd.	110,037	5,915,589
Cyberonics Inc.(a)	5,209	88,553

Cynosure Inc. Class A(a)	1,621	29,081
Datascope Corp.	2,708	139,814
DENTSPLY International Inc.	33,163	1,244,939
DexCom Inc.(a)	5,782	35,791
Edwards Lifesciences Corp.(a)	12,003	693,293
ev3 Inc.(a)	15,513	155,751
Exactech Inc.(a)	1,562	34,739
Gen-Probe Inc.(a)	11,878	630,128
Haemonetics Corp.(a)	5,846	360,815
Hanger Orthopedic Group Inc.(a)	5,049	88,105
Hansen Medical Inc.(a)(b)	3,818	51,314
Henry Schein Inc.(a)	19,835	1,067,916
Hill-Rom Holdings Inc.	14,231	431,342
Hologic Inc.(a)	56,370	1,089,632
ICU Medical Inc.(a)	2,720	82,715
IDEXX Laboratories Inc.(a)	13,376	733,005
Immucor Inc.(a)	15,854	506,694
Insulet Corp.(a)(b)	3,309	46,061
Intuitive Surgical Inc.(a)	8,503	2,049,053
Invacare Corp.	7,463	180,157
Inverness Medical Innovations Inc.(a)	17,509	525,270
IRIS International Inc.(a)	4,065	72,763
Johnson & Johnson	621,223	43,038,329
Kensey Nash Corp.(a)	1,513	47,599
Kinetic Concepts Inc.(a)	12,241	349,970
Luminex Corp.(a)(b)	9,142	228,641
Masimo Corp.(a)	10,128	376,762
Medical Action Industries Inc.(a)	3,002	39,416
Medtronic Inc.	247,536	12,401,554
Mentor Corp.(b)	7,359	175,586
Meridian Bioscience Inc.	8,880	257,875
Merit Medical Systems Inc.(a)	5,826	109,354
Metabolix Inc.(a)(b)	5,236	56,968
Microvision Inc.(a)	12,496	24,242
Micrus Endovascular Corp.(a)	3,208	44,752
Natus Medical Inc.(a)	5,947	134,759
NuVasive Inc.(a)	7,617	375,747
NxStage Medical Inc.(a)	4,283	18,074
OraSure Technologies Inc.(a)	9,844	48,432
Orthofix International NV(a)	3,498	65,168
Orthovita Inc.(a)	14,622	38,017
Palomar Medical Technologies Inc.(a)	3,930	52,898
Patterson Companies Inc.(a)	26,958	819,793
PSS World Medical Inc.(a)	14,282	278,499
Quidel Corp.(a)	6,077	99,724
ResMed Inc.(a)	16,974	729,882
Sirona Dental Systems Inc.(a)	3,538	82,365
Somanetics Corp.(a)	2,797	61,170
SonoSite Inc.(a)(b)	3,509	110,183
Spectranetics Corp.(a)	6,631	30,702
St. Jude Medical Inc.(a)	75,021	3,262,663
Stereotaxis Inc.(a)(b)	5,595	33,850
Steris Corp.	13,107	492,561
Stryker Corp.	67,794	4,223,566
SurModics Inc.(a)(b)	3,241	102,059
Symmetry Medical Inc.(a)	7,508	139,348
Synovis Life Technologies Inc.(a)	2,718	51,153
TECHNE Corp.(a)	8,542	616,049
Thoratec Corp.(a)	12,407	325,684
TomoTherapy Inc.(a)	9,030	41,357
TranS1 Inc.(a)	1,446	14,301
Varian Medical Systems Inc.(a)	27,899	1,593,870
Vision-Sciences Inc.(a)	3,752	14,970

Vital Images Inc.(a)	3,598	53,970
Vital Sign Inc.	1,714	126,665
VNUS Medical Technologies Inc.(a)	2,826	59,148
Volcano Corp.(a)	10,437	180,456
West Pharmaceutical Services Inc.	7,280	355,410
Wright Medical Group Inc.(a)	8,468	257,766
Zimmer Holdings Inc.(a)	51,043	3,295,336
Zoll Medical Corp.(a)	4,319	141,318

		114,637,263
HEALTH CARE - SERVICES—1.22%
Aetna Inc.	106,698	3,852,865
Air Methods Corp.(a)	2,252	63,754
Alliance Imaging Inc.(a)	5,473	56,208
Almost Family Inc.(a)	1,429	56,517
Amedisys Inc.(a)	5,779	281,264
AMERIGROUP Corp.(a)	11,559	291,749
AmSurg Corp.(a)	6,679	170,114
Apria Healthcare Group Inc.(a)	9,273	169,140
Assisted Living Concepts Inc.(a)	12,867	81,963
athenahealth Inc.(a)	4,593	152,809
Bio-Reference Laboratories Inc.(a)	2,376	68,666
Brookdale Senior Living Inc.	8,048	176,976
Capital Senior Living Corp.(a)	4,949	37,612
Centene Corp.(a)	9,267	190,066
Community Health Systems Inc.(a)	21,545	631,484
Covance Inc.(a)	13,853	1,224,744
Coventry Health Care Inc.(a)	33,581	1,093,062
DaVita Inc.(a)	23,063	1,314,822
Emeritus Corp.(a)	4,181	104,107
Ensign Group Inc. (The)	2,504	42,793
Five Star Quality Care Inc.(a)	7,057	26,464
Genoptix Inc.(a)	2,230	72,854
Gentiva Health Services Inc.(a)	5,870	158,138
Health Management Associates Inc. Class A(a)	53,493	222,531
Health Net Inc.(a)	23,373	551,603
HealthSouth Corp.(a)	19,517	359,698
Healthways Inc.(a)	7,635	123,153
Humana Inc.(a)	37,192	1,532,310
IPC The Hospitalist Co. Inc.(a)	1,506	38,704
Kindred Healthcare Inc.(a)	6,484	178,764
Laboratory Corp. of America Holdings(a)	24,482	1,701,499
LHC Group Inc.(a)	3,114	88,687
Life Sciences Research Inc.(a)	1,896	66,360
LifePoint Hospitals Inc.(a)	11,688	375,652
Lincare Holdings Inc.(a)	16,339	491,641
Magellan Health Services Inc.(a)	8,699	357,181
MedCath Corp.(a)	3,789	67,899
Molina Healthcare Inc.(a)	3,589	111,259
National Healthcare Corp.	2,140	100,837
NightHawk Radiology Holdings Inc.(a)	4,621	33,364
Odyssey Healthcare Inc.(a)	7,221	73,293
Pediatrix Medical Group Inc.(a)	10,669	575,272
Psychiatric Solutions Inc.(a)	12,595	477,980
Quest Diagnostics Inc.	34,777	1,796,928
RadNet Inc.(a)	4,728	18,959
RehabCare Group Inc.(a)	3,812	68,997
Res-Care Inc.(a)	5,162	93,639
Skilled Healthcare Group Inc. Class A(a)	4,791	76,129
Sun Healthcare Group Inc.(a)	9,140	133,992
Sunrise Senior Living Inc.(a)	9,825	135,487
Tenet Healthcare Corp.(a)	108,081	599,850
Triple-S Management Corp. Class B(a)	2,593	42,240

U.S. Physical Therapy Inc.(a)	2,601	45,153
UnitedHealth Group Inc.	270,876	6,877,542
Universal Health Services Inc. Class B	10,387	581,984
Virtual Radiologic Corp.(a)(b)	940	7,670
WellCare Health Plans Inc.(a)	8,944	321,984
WellPoint Inc.(a)	115,961	5,423,496

		34,069,908
HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp.	39,434	1,791,881
Resource America Inc. Class A	2,775	26,362
Walter Industries Inc.	12,275	582,449

		2,400,692
HOME BUILDERS—0.20%
AMREP Corp.(a)	499	21,163
Beazer Homes USA Inc.(a)(b)	8,321	49,760
Brookfield Homes Corp.(b)	2,413	34,651
Cavco Industries Inc.(a)	1,449	52,381
Centex Corp.	28,241	457,504
Champion Enterprises Inc.(a)	16,369	90,848
D.R. Horton Inc.	69,023	898,679
Fleetwood Enterprises Inc.(a)(b)	13,688	14,099
Hovnanian Enterprises Inc. Class A(a)(b)	11,537	92,181
KB Home	16,760	329,837
Lennar Corp. Class A	29,488	447,923
M.D.C. Holdings Inc.	7,691	281,414
M/I Homes Inc.	2,559	58,294
Meritage Homes Corp.(a)	7,288	180,014
NVR Inc.(a)(b)	917	524,524
Palm Harbor Homes Inc.(a)(b)	1,956	19,384
Pulte Homes Inc.	47,722	666,676
Ryland Group Inc.	9,310	246,901
Skyline Corp.	1,475	38,984
Standard-Pacific Corp.(a)(b)	27,249	133,793
Thor Industries Inc.(b)	7,569	187,863
Toll Brothers Inc.(a)	28,757	725,539
Winnebago Industries Inc.	6,716	86,771

		5,639,183
HOME FURNISHINGS—0.11%
American Woodmark Corp.	2,512	56,394
Audiovox Corp. Class A(a)	3,545	33,217
DTS Inc.(a)	3,903	108,620
Ethan Allen Interiors Inc.	5,654	158,425
Furniture Brands International Inc.	10,199	107,293
Harman International Industries Inc.	12,679	431,974
Hooker Furniture Corp.	2,529	44,890
Kimball International Inc. Class B	8,280	89,424
La-Z-Boy Inc.(b)	10,919	101,765
Sealy Corp.(b)	9,568	61,809
Tempur-Pedic International Inc.(b)	16,969	199,555
TiVo Inc.(a)	24,406	178,652
Universal Electronics Inc.(a)	3,097	77,363
Whirlpool Corp.	16,608	1,316,848

		2,966,229
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(a)	11,502	86,725
American Greetings Corp. Class A	10,273	157,074
Avery Dennison Corp.	23,434	1,042,344
Blyth Inc.	5,456	61,871
Central Garden & Pet Co. Class A(a)	14,874	88,500

Church & Dwight Co. Inc.	14,770	917,069
Clorox Co. (The)	30,268	1,897,501
CSS Industries Inc.	1,668	42,934
Ennis Inc.	5,487	84,829
Fortune Brands Inc.	33,721	1,934,237
Fossil Inc.(a)	10,451	295,032
Helen of Troy Ltd.(a)	6,470	147,322
Jarden Corp.(a)	14,965	350,929
Kimberly-Clark Corp.	92,301	5,984,797
Prestige Brands Holdings Inc.(a)	7,243	64,318
Russ Berrie and Co. Inc.(a)	3,515	26,960
Scotts Miracle-Gro Co. (The) Class A	9,636	227,795
Spectrum Brands Inc.(a)	8,327	11,575
Standard Register Co. (The)	3,827	37,696
Tupperware Brands Corp.	13,387	369,883
WD-40 Co.	3,995	143,540

		13,972,931
HOUSEWARES—0.05%
Libbey Inc.	3,093	26,321
National Presto Industries Inc.	936	69,732
Newell Rubbermaid Inc.	60,671	1,047,181
Toro Co. (The)	8,152	336,678

		1,479,912
INSURANCE—3.32%
Aflac Inc.	104,843	6,159,526
Alleghany Corp.(a)	1,147	418,655
Allied World Assurance Holdings Ltd.	10,729	381,094
Allstate Corp. (The)	121,433	5,600,490
Ambac Financial Group Inc.(b)	64,470	150,215
AmCOMP Inc.(a)	2,740	31,784
American Equity Investment Life Holding Co.	12,139	91,042
American Financial Group Inc.	17,116	504,922
American International Group Inc.	513,585	1,710,238
American National Insurance Co.	3,409	294,299
American Physicians Capital Inc.	2,164	91,602
American Safety Insurance Holdings Ltd.(a)	2,352	35,539
Amerisafe Inc.(a)	4,018	73,128
AmTrust Financial Services Inc.	2,777	37,739
Aon Corp.	61,512	2,765,580
Arch Capital Group Ltd.(a)	10,258	749,142
Argo Group International Holdings Ltd.(a)	6,486	239,009
Arthur J. Gallagher & Co.	20,157	517,229
Aspen Insurance Holdings Ltd.	19,136	526,240
Assurant Inc.	26,098	1,435,390
Assured Guaranty Ltd.(b)	12,304	200,063
Axis Capital Holdings Ltd.	32,588	1,033,365
Baldwin & Lyons Inc. Class B	1,723	41,300
Brown & Brown Inc.	25,811	558,034
CastlePoint Holdings Ltd.	7,377	82,106
Chubb Corp.	80,599	4,424,885
CIGNA Corp.	61,901	2,103,396
Cincinnati Financial Corp.	32,125	913,635
Citizens Inc.(a)	7,373	60,606
CNA Financial Corp.	6,389	167,647
CNA Surety Corp.(a)	3,498	58,417
Conseco Inc.(a)	40,988	144,278
Crawford & Co. Class B(a)	5,449	82,825
Darwin Professional Underwriters Inc.(a)	1,637	50,927
Delphi Financial Group Inc. Class A	9,597	269,100
Donegal Group Inc. Class A	2,790	50,583
eHealth Inc.(a)	5,523	88,368

EMC Insurance Group Inc.	1,143	33,696
Employers Holdings Inc.	11,420	198,480
Endurance Specialty Holdings Ltd.	11,791	364,578
Enstar Group Ltd.(a)	1,141	111,088
Erie Indemnity Co. Class A	7,086	299,525
Everest Re Group Ltd.	13,679	1,183,644
FBL Financial Group Inc. Class A	3,091	86,208
Fidelity National Financial Inc.	46,949	690,150
First Acceptance Corp.(a)	3,602	12,247
First American Corp.	20,382	601,269
First Mercury Financial Corp.(a)	2,615	37,264
Flagstone Reinsurance Holdings Ltd.	6,635	68,141
FPIC Insurance Group Inc.(a)	1,731	88,956
Genworth Financial Inc. Class A	96,131	827,688
Greenlight Capital Re Ltd. Class A(a)	6,376	146,584
Hallmark Financial Services Inc.(a)	960	8,726
Hanover Insurance Group Inc. (The)	11,302	514,467
Harleysville Group Inc.	2,647	100,057
Hartford Financial Services Group Inc. (The)	69,316	2,841,263
HCC Insurance Holdings Inc.	25,631	692,037
Hilb Rogal & Hobbs Co.	7,778	363,544
Horace Mann Educators Corp.	9,187	118,237
Independence Holding Co.	1,380	15,939
Infinity Property and Casualty Corp.	3,293	135,672
IPC Holdings Ltd.	11,014	332,733
Kansas City Life Insurance Co.	972	44,712
LandAmerica Financial Group Inc.	3,606	87,445
Life Partners Holdings Inc.	1,342	48,272
Lincoln National Corp.	57,137	2,446,035
Loews Corp.	69,213	2,733,221
Maiden Holdings Ltd.	10,819	47,063
Markel Corp.(a)	2,228	783,142
Marsh & McLennan Companies Inc.	112,801	3,582,560
Max Capital Group Ltd.	12,205	283,522
MBIA Inc.(b)	47,117	560,692
Meadowbrook Insurance Group Inc.	11,406	80,526
Mercury General Corp.	5,875	321,656
MetLife Inc.	96,558	5,407,248
MGIC Investment Corp.	27,944	196,446
Montpelier Re Holdings Ltd.	20,011	330,382
National Interstate Corp.	1,095	26,313
National Western Life Insurance Co. Class A	563	136,285
Nationwide Financial Services Inc. Class A	10,146	500,502
Navigators Group Inc. (The)(a)	2,759	160,022
NYMAGIC Inc.	1,335	33,709
Odyssey Re Holdings Corp.	5,076	222,329
Old Republic International Corp.	50,869	648,580
OneBeacon Insurance Group Ltd.	6,001	126,921
PartnerRe Ltd.	11,880	808,909
Philadelphia Consolidated Holding Corp.(a)	12,453	729,372
Phoenix Companies Inc. (The)	25,219	233,024
Platinum Underwriters Holdings Ltd.	10,811	383,574
PMA Capital Corp. Class A(a)	6,912	60,964
PMI Group Inc. (The)	18,642	54,994
Presidential Life Corp.	4,641	73,281
Primus Guaranty Ltd.(a)(b)	4,084	10,700
Principal Financial Group Inc.	57,057	2,481,409
ProAssurance Corp.(a)	7,316	409,696
Progressive Corp. (The)	149,351	2,598,707
Protective Life Corp.	15,151	431,955
Prudential Financial Inc.	95,658	6,887,376
Quanta Capital Holdings Ltd.	15,484	42,736
Radian Group Inc.	17,120	86,285

Reinsurance Group of America Inc.(b)	13,061	705,294
RenaissanceRe Holdings Ltd.	13,676	711,152
RLI Corp.	3,928	243,890
Safety Insurance Group Inc.	3,439	130,441
SeaBright Insurance Holdings Inc.(a)	4,396	57,148
Selective Insurance Group Inc.	12,271	281,251
StanCorp Financial Group Inc.	11,001	572,052
State Auto Financial Corp.	3,100	90,117
Stewart Information Services Corp.	3,795	112,901
Torchmark Corp.	20,043	1,198,571
Tower Group Inc.	4,234	99,753
Transatlantic Holdings Inc.	5,865	318,763
Travelers Companies Inc. (The)	133,378	6,028,686
United America Indemnity Ltd. Class A(a)	3,654	51,996
United Fire & Casualty Co.	4,698	134,316
Unitrin Inc.	8,764	218,574
Universal American Corp.(a)	7,919	96,533
Unum Group	76,390	1,917,389
Validus Holdings Ltd.	14,185	329,801
W.R. Berkley Corp.	31,579	743,685
Wesco Financial Corp.	268	95,676
White Mountains Insurance Group Ltd.	1,943	912,724
XL Capital Ltd. Class A	73,128	1,311,916
Zenith National Insurance Corp.	8,148	298,543

		92,776,328
INTERNET—1.95%
Akamai Technologies Inc.(a)	37,594	655,639
Amazon.com Inc.(a)	69,426	5,051,436
Ariba Inc.(a)	18,390	259,851
Art Technology Group Inc.(a)	27,247	95,909
AsiaInfo Holdings Inc.(a)	6,731	61,791
Avocent Corp.(a)	9,632	197,071
Bidz.com Inc.(a)(b)	1,316	11,397
Blue Coat Systems Inc.(a)	7,100	100,749
Blue Nile Inc.(a)(b)	2,986	128,010
China Information Security Technology Inc.(a)	5,041	23,693
Chordiant Software Inc.(a)	7,106	36,454
Cogent Communications Group Inc.(a)	10,652	82,233
comScore Inc.(a)	3,979	70,150
Constant Contact Inc.(a)	4,443	75,842
CyberSource Corp.(a)	15,184	244,614
DealerTrack Holdings Inc.(a)	9,373	157,841
Dice Holdings Inc.(a)	3,580	25,418
Digital River Inc.(a)	8,183	265,129
Drugstore.com Inc.(a)	18,390	43,216
EarthLink Inc.(a)	23,379	198,721
eBay Inc.(a)	244,560	5,473,253
Entrust Inc.(a)	13,474	28,969
Equinix Inc.(a)	7,231	502,265
eResearch Technology Inc.(a)(b)	9,957	118,588
Expedia Inc.(a)	45,796	691,978
F5 Networks Inc.(a)	18,090	422,944
Global Sources Ltd.(a)	3,625	36,504
Google Inc. Class A(a)	52,202	20,907,945
GSI Commerce Inc.(a)	4,598	71,177
HLTH Corp.(a)	41,712	476,768
HSW International Inc.(a)	2,750	7,150
i2 Technologies Inc.(a)(b)	3,297	44,477
IAC/InterActiveCorp.(a)	20,234	350,048
iBasis Inc.	7,107	24,803
InfoSpace Inc.	6,901	74,876
Internap Network Services Corp.(a)	10,456	36,387

Internet Brands Inc. Class A(a)	1,355	9,444
Internet Capital Group Inc.(a)	8,235	66,786
Interwoven Inc.(a)	9,261	130,765
j2 Global Communications Inc.(a)	9,368	218,743
Keynote Systems Inc.(a)	3,338	44,228
Knot Inc. (The)(a)	5,872	49,031
Liberty Media Corp. - Liberty Interactive Group Series A(a)	130,938	1,690,410
Liquidity Services Inc.(a)	2,285	24,792
LoopNet Inc.(a)	5,775	56,768
McAfee Inc.(a)	33,652	1,142,822
MercadoLibre Inc.(a)(b)	5,632	114,611
ModusLink Global Solutions Inc.(a)	10,433	100,261
Move Inc.(a)	33,679	71,399
NetFlix Inc.(a)(b)	9,194	283,911
NIC Inc.	8,343	57,567
NutriSystem Inc.(b)	7,330	129,888
1-800-FLOWERS.COM Inc.(a)	5,129	30,877
Online Resources Corp.(a)	6,562	50,987
Orbitz Worldwide Inc.(a)	7,305	42,880
Overstock.com Inc.(a)(b)	3,483	68,998
PCTEL Inc.	4,636	43,208
Perficient Inc.(a)	6,282	41,712
Priceline.com Inc.(a)	8,533	583,913
Rackspace Hosting Inc.(a)	3,823	37,312
RealNetworks Inc.(a)	21,729	110,383
RightNow Technologies Inc.(a)	5,801	72,919
S1 Corp.(a)	11,672	71,433
Safeguard Scientifics Inc.(a)	25,740	32,175
Sapient Corp.(a)	20,541	152,620
Secure Computing Corp.(a)	9,923	54,378
Shutterfly Inc.(a)	5,545	53,287
Sohu.com Inc.(a)	6,079	338,904
SonicWALL Inc.(a)	13,812	72,375
Sourcefire Inc.(a)	1,438	10,483
Stamps.com Inc.(a)	3,239	37,799
SupportSoft Inc.(a)	10,169	30,507
Symantec Corp.(a)	184,837	3,619,108
TechTarget Inc.(a)	1,640	11,480
TeleCommunication Systems Inc.(a)	7,419	51,265
Terremark Worldwide Inc.(a)	10,392	71,393
TheStreet.com Inc.	4,373	26,194
thinkorswim Group Inc.(a)	11,019	91,788
TIBCO Software Inc.(a)	39,754	290,999
United Online Inc.	15,860	149,243
ValueClick Inc.(a)	19,675	201,275
Vasco Data Security International Inc.(a)	5,596	57,975
VeriSign Inc.(a)	42,822	1,116,798
Vignette Corp.(a)	6,050	64,977
Vocus Inc.(a)	3,608	122,528
WebMD Health Corp. Class A(a)(b)	1,620	48,179
Websense Inc.(a)	9,617	214,940
Website Pros Inc.(a)	6,058	32,713
Yahoo! Inc.(a)	303,918	5,257,781

		54,610,508
INVESTMENT COMPANIES—0.11%
Allied Capital Corp.(b)	39,871	430,607
American Capital Ltd.(b)	44,842	1,143,919
Apollo Investment Corp.	31,156	531,210
Ares Capital Corp.	20,522	214,044
BlackRock Kelso Capital Corp.	2,195	25,308
Capital Southwest Corp.	668	94,889
Fifth Street Finance Corp.	2,207	22,710

Gladstone Capital Corp.	5,290	80,620
Gladstone Investment Corp.	4,876	33,547
Harris & Harris Group Inc.(a)	5,120	32,666
Hercules Technology Growth Capital Inc.	6,708	65,068
Kayne Anderson Energy Development Co.	2,169	36,721
Kohlberg Capital Corp.	3,071	26,380
MCG Capital Corp.	17,337	45,423
Medallion Financial Corp.	3,277	34,310
MVC Capital Inc.	5,144	78,446
NGP Capital Resources Co.	5,497	80,091
Patriots Capital Funding Inc.	5,000	31,850
PennantPark Investment Corp.	4,244	31,448
Prospect Energy Corp.	5,076	65,024

		3,104,281
IRON & STEEL—0.33%
AK Steel Holding Corp.	24,696	640,120
Allegheny Technologies Inc.	22,566	666,825
Carpenter Technology Corp.	9,998	256,449
China Precision Steel Inc.(a)(b)	3,819	12,717
Cleveland-Cliffs Inc.	23,573	1,247,955
General Steel Holdings Inc.(a)	2,384	17,022
Gibraltar Industries Inc.	5,457	102,100
Nucor Corp.	69,754	2,755,283
Olympic Steel Inc.	1,838	54,203
Reliance Steel & Aluminum Co.	13,844	525,657
Schnitzer Steel Industries Inc. Class A	4,830	189,529
Steel Dynamics Inc.	39,323	672,030
Sutor Technology Group Ltd.(a)	1,678	5,521
United States Steel Corp.	26,072	2,023,448
Universal Stainless & Alloy Products Inc.(a)	1,441	36,818

		9,205,677
LEISURE TIME—0.27%
Ambassadors Group Inc.	3,622	57,626
Brunswick Corp.	19,818	253,472
Callaway Golf Co.	15,406	216,762
Carnival Corp.	96,260	3,402,791
Harley-Davidson Inc.	52,130	1,944,449
Interval Leisure Group Inc.(a)	8,133	84,583
Life Time Fitness Inc.(a)(b)	7,444	232,774
Marine Products Corp.	2,520	20,916
Nautilus Inc.(a)	6,707	30,651
Polaris Industries Inc.(b)	7,086	322,342
Royal Caribbean Cruises Ltd.	30,203	626,712
Town Sports International Holdings Inc.(a)	3,443	21,002
WMS Industries Inc.(a)	9,616	293,961

		7,508,041
LODGING—0.26%
Ameristar Casinos Inc.	5,698	80,855
Boyd Gaming Corp.	12,263	114,782
Choice Hotels International Inc.	6,693	181,380
Gaylord Entertainment Co.(a)(b)	8,952	262,920
Las Vegas Sands Corp.(a)(b)	23,662	854,435
Lodgian Inc.(a)	4,009	31,270
Marcus Corp.	4,427	71,186
Marriott International Inc. Class A	65,213	1,701,407
MGM MIRAGE(a)(b)	27,333	778,991
Monarch Casino & Resort Inc.(a)	2,549	29,033
Morgans Hotel Group Co.(a)	6,963	75,966
Orient-Express Hotels Ltd. Class A	9,203	222,068
Riviera Holdings Corp.(a)	2,201	16,177

Starwood Hotels & Resorts Worldwide Inc.	41,584	1,170,174
Wyndham Worldwide Corp.	39,066	613,727
Wynn Resorts Ltd.(b)	12,705	1,037,236

		7,241,607
MACHINERY—0.96%
AGCO Corp.(a)	20,458	871,715
Alamo Group Inc.	1,395	23,785
Albany International Corp. Class A	6,252	170,867
Altra Holdings Inc.(a)	5,816	85,844
Applied Industrial Technologies Inc.	9,164	246,787
Astec Industries Inc.(a)	4,021	123,967
Bolt Technology Corp.(a)	1,874	27,117
Briggs & Stratton Corp.	10,557	170,812
Bucyrus International Inc.	16,645	743,699
Cascade Corp.	1,868	81,837
Caterpillar Inc.	135,583	8,080,747
Chart Industries Inc.(a)	6,280	179,357
Cognex Corp.	9,385	189,202
Columbus McKinnon Corp.(a)	4,025	94,869
Cummins Inc.	44,753	1,956,601
Deere & Co.	95,015	4,703,243
DXP Enterprises Inc.(a)	794	42,328
Flow International Corp.(a)	7,974	40,508
Flowserve Corp.	12,617	1,120,011
Gardner Denver Inc.(a)	11,544	400,808
Gehl Corp.(a)	2,259	66,482
Gerber Scientific Inc.(a)	4,928	45,042
Gorman-Rupp Co. (The)	3,094	116,706
Graco Inc.	13,186	469,553
Hurco Companies Inc.(a)	1,148	33,946
IDEX Corp.	18,377	570,055
Intermec Inc.(a)	13,436	263,883
Intevac Inc.(a)	4,430	47,135
iRobot Corp.(a)(b)	3,276	48,550
Joy Global Inc.	24,041	1,085,211
Kadant Inc.(a)	3,006	68,447
Key Technology Inc.(a)	1,283	30,407
Lindsay Corp.(b)	2,764	201,081
Manitowoc Co. Inc. (The)	28,683	446,021
Middleby Corp. (The)(a)(b)	3,638	197,580
NACCO Industries Inc.	1,363	128,831
Nordson Corp.	7,391	362,972
Park-Ohio Holdings Corp.(a)	1,701	30,431
Presstek Inc.(a)	6,049	34,116
Robbins & Myers Inc.	5,955	184,188
Rockwell Automation Inc.	32,347	1,207,837
Sauer-Danfoss Inc.	2,353	58,096
Tecumseh Products Co. Class A(a)(b)	3,296	82,532
Tennant Co.	3,554	121,760
Terex Corp.(a)	22,228	678,399
TurboChef Technologies Inc.(a)	4,181	25,713
Twin Disc Inc.	1,912	26,309
Wabtec Corp.	10,685	547,393
Zebra Technologies Corp. Class A(a)	14,025	390,596

		26,923,376
MANUFACTURING—4.05%
A.O. Smith Corp.	4,354	170,633
Actuant Corp. Class A	12,075	304,773
Acuity Brands Inc.	8,880	370,829
American Railcar Industries Inc.	1,958	31,406
Ameron International Corp.	1,908	136,708

AptarGroup Inc.	15,011	587,080
AZZ Inc.(a)	2,482	102,680
Barnes Group Inc.	10,117	204,566
Blount International Inc.(a)	8,124	90,420
Brink’s Co. (The)	9,024	550,644
Carlisle Companies Inc.	13,426	402,377
Ceradyne Inc.(a)	5,925	217,211
China Fire & Security Group Inc.(a)	3,108	32,665
CLARCOR Inc.	11,273	427,810
Colfax Corp.(a)	4,774	79,774
Cooper Industries Ltd.	38,404	1,534,240
Crane Co.	11,047	328,206
Danaher Corp.	56,340	3,909,996
Donaldson Co. Inc.	17,048	714,482
Dover Corp.	41,750	1,692,963
Eastman Kodak Co.	64,411	990,641
Eaton Corp.	36,251	2,036,581
EnPro Industries Inc.(a)	4,822	179,186
ESCO Technologies Inc.(a)	5,570	268,307
Federal Signal Corp.	10,177	139,425
Flanders Corp.(a)	3,519	22,170
FreightCar America Inc.	2,595	75,956
General Electric Co.	2,197,093	56,025,872
GenTek Inc.(a)	1,823	46,869
Griffon Corp.(a)	6,381	57,557
Harsco Corp.	18,868	701,701
Hexcel Corp.(a)	20,625	282,356
Honeywell International Inc.	163,331	6,786,403
Illinois Tool Works Inc.	103,281	4,590,840
Ingersoll-Rand Co. Ltd. Class A	69,227	2,157,806
ITT Industries Inc.	40,183	2,234,577
Koppers Holdings Inc.	4,929	184,394
Lancaster Colony Corp.	4,804	180,919
Leggett & Platt Inc.	36,426	793,723
LSB Industries Inc.(a)(b)	3,581	49,597
Lydall Inc.(a)	3,619	34,851
Matthews International Corp. Class A	6,922	351,222
Myers Industries Inc.	5,945	74,966
Pall Corp.	26,869	924,025
Parker Hannifin Corp.	36,991	1,960,523
Pentair Inc.	21,579	745,986
PMFG Inc.(a)	2,837	41,108
Polypore International Inc.(a)	3,226	69,391
Raven Industries Inc.	3,397	133,672
Reddy Ice Holdings Inc.	4,680	17,082
Roper Industries Inc.	19,638	1,118,580
Smith & Wesson Holding Corp.(a)	6,349	23,745
SPX Corp.	11,717	902,209
Standex International Corp.	2,629	72,955
Teleflex Inc.	8,605	546,331
Textron Inc.	54,949	1,608,907
3M Co.	155,229	10,603,693
Tredegar Corp.	5,036	89,590
Trinity Industries Inc.	18,209	468,518
Tyco International Ltd.	106,320	3,723,326

		113,205,023
MEDIA—2.42%
A.H. Belo Corp. Class A	3,807	19,644
Belo Corp. Class A	18,752	111,762
Cablevision Systems Corp.	48,811	1,228,085
CBS Corp. Class B	130,045	1,896,056
Central European Media Enterprises Ltd.(a)	7,971	521,303

Charter Communications Inc. Class A(a)(b)	87,100	63,583
Citadel Broadcasting Corp.(a)(b)	38,806	31,821
CKX Inc.(a)	10,922	67,280
Comcast Corp. Class A	618,129	12,133,872
Courier Corp.	2,247	45,749
Cox Radio Inc. Class A(a)	7,122	75,208
Crown Media Holdings Inc. Class A(a)(b)	3,422	17,213
CTC Media Inc.(a)	11,546	173,190
Cumulus Media Inc. Class A(a)	6,018	25,637
DG FastChannel Inc.(a)	3,367	73,805
DIRECTV Group Inc. (The)(a)	131,331	3,436,932
Discovery Communications Inc. Class A(a)	30,775	438,544
Discovery Communications Inc. Class C(a)	30,775	435,774
Dish Network Corp. Class A(a)	44,970	944,370
Dolan Media Co.(a)	4,845	48,886
E.W. Scripps Co. (The) Class A	6,431	45,467
Entercom Communications Corp.	7,102	35,652
Entravision Communications Corp.(a)	14,742	39,656
Fisher Communications Inc.	1,366	53,820
Gannett Co. Inc.	50,545	854,716
GateHouse Media Inc.	4,882	2,392
Global Traffic Network Inc.(a)	2,595	24,056
Gray Television Inc.	8,935	15,368
Hearst-Argyle Television Inc.(b)	5,230	116,786
Idearc Inc.	31,585	39,481
John Wiley & Sons Inc. Class A	8,899	359,965
Journal Communications Inc. Class A	10,019	48,893
Lee Enterprises Inc.(b)	9,820	34,370
Liberty Global Inc. Class A(a)	72,481	2,196,174
Liberty Media Corp. - Liberty Capital Group Series A(a)	25,161	336,654
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	113,482	2,833,646
Lin TV Corp. Class A(a)(b)	5,805	29,954
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	5,672	48,269
McClatchy Co. (The) Class A(b)	15,684	69,010
McGraw-Hill Companies Inc. (The)	70,634	2,232,741
Media General Inc. Class A	4,737	58,881
Mediacom Communications Corp. Class A(a)(b)	8,363	49,509
Meredith Corp.	8,730	244,789
New York Times Co. (The) Class A(b)	31,136	444,933
News Corp. Class A	510,645	6,122,634
Outdoor Channel Holdings Inc.(a)	3,521	30,985
Playboy Enterprises Inc. Class B(a)	4,724	18,613
PRIMEDIA Inc.	9,347	22,713
RHI Entertainment Inc.(a)	2,981	44,357
Scholastic Corp.	5,542	142,319
Scripps Networks Interactive Inc. Class A	19,254	699,113
Sinclair Broadcast Group Inc. Class A	10,505	52,945
Sirius XM Radio Inc.(a)	655,861	373,841
Time Warner Cable Inc. Class A(a)	34,808	842,354
Time Warner Inc.	788,687	10,339,687
Value Line Inc.	255	8,540
Viacom Inc. Class B(a)	123,060	3,056,810
Walt Disney Co. (The)	420,029	12,890,690
Washington Post Co. (The) Class B	1,381	768,886
Westwood One Inc.(a)	15,089	7,545
World Wrestling Entertainment Inc.	4,821	74,533

		67,500,461
METAL FABRICATE & HARDWARE—0.20%
A.M. Castle & Co.	4,052	70,019
Ampco-Pittsburgh Corp.	1,553	40,223
CIRCOR International Inc.	3,959	171,939
Commercial Metals Co.	25,290	427,148

Dynamic Materials Corp.	2,566	59,557
Haynes International Inc.(a)	2,481	116,185
Kaydon Corp.	5,997	270,225
L.B. Foster Co. Class A(a)	2,277	69,266
Ladish Co. Inc.(a)	3,114	63,059
Lawson Products Inc.	884	24,443
Mueller Industries Inc.	7,884	181,411
Mueller Water Products Inc. Class A	24,881	223,431
NN Inc.	3,475	44,654
Northwest Pipe Co.(a)	1,875	81,788
Omega Flex Inc.	701	15,808
Precision Castparts Corp.	30,689	2,417,679
RBC Bearings Inc.(a)	4,571	153,997
Sun Hydraulics Corp.	2,386	62,131
Timken Co. (The)	18,201	515,998
TriMas Corp.(a)	2,984	19,575
Valmont Industries Inc.	4,087	337,954
Worthington Industries Inc.	13,684	204,439

		5,570,929
MINING—0.63%
Alcoa Inc.	180,147	4,067,719
Allied Nevada Gold Corp.(a)	9,921	56,748
AMCOL International Corp.	5,501	171,961
Apex Silver Mines Ltd.(a)(b)	12,479	21,464
Brush Engineered Materials Inc.(a)	4,302	79,888
Century Aluminum Co.(a)	7,647	211,745
Coeur d’Alene Mines Corp.(a)(b)	118,929	181,961
Compass Minerals International Inc.	7,153	374,746
Freeport-McMoRan Copper & Gold Inc.	84,425	4,799,561
General Moly Inc.(a)	13,523	58,825
Hecla Mining Co.(a)(b)	29,737	139,169
Horsehead Holding Corp.(a)	7,669	45,247
Kaiser Aluminum Corp.	3,780	162,351
Newmont Mining Corp.	96,271	3,731,464
Royal Gold Inc.	6,537	235,071
RTI International Metals Inc.(a)	5,042	98,622
Southern Copper Corp.	49,107	936,962
Stillwater Mining Co.(a)	8,925	51,854
Titanium Metals Corp.	19,700	223,398
United States Lime & Minerals Inc.(a)	352	13,556
Uranium Resources Inc.(a)	11,024	18,631
USEC Inc.(a)(b)	23,151	125,247
Vulcan Materials Co.(b)	24,105	1,795,823

		17,602,013
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.(a)	6,068	76,821

		76,821
OFFICE & BUSINESS EQUIPMENT—0.15%
IKON Office Solutions Inc.	18,080	307,541
Pitney Bowes Inc.	45,805	1,523,474
Xerox Corp.	198,272	2,286,076

		4,117,091
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	12,469	305,116
HNI Corp.(b)	9,587	242,935
Interface Inc. Class A	11,644	132,392
Knoll Inc.	10,600	160,272
Steelcase Inc. Class A	13,706	147,340

		988,055

OIL & GAS—9.59%
Abraxas Petroleum Corp.(a)	9,236	24,106
Alon USA Energy Inc.	2,730	36,800
American Oil & Gas Inc.(a)	8,103	21,149
Anadarko Petroleum Corp.	103,263	5,009,288
Apache Corp.	73,550	7,669,794
Apco Argentina Inc.	1,910	54,072
Approach Resources Inc.(a)	1,842	26,635
Arena Resources Inc.(a)	8,460	328,671
Atlas America Inc.	7,563	257,974
ATP Oil & Gas Corp.(a)	6,321	112,577
Atwood Oceanics Inc.(a)	12,465	453,726
Berry Petroleum Co. Class A	9,183	355,658
Bill Barrett Corp.(a)	8,092	259,834
BMB Munai Inc.(a)	8,229	34,150
BPZ Resources Inc.(a)	13,851	238,237
Brigham Exploration Co.(a)	9,738	107,021
Bronco Drilling Co. Inc.(a)	5,569	56,915
Cabot Oil & Gas Corp.	22,854	825,944
Callon Petroleum Co.(a)	4,387	79,098
Cano Petroleum Inc.(a)	8,500	19,635
Carrizo Oil & Gas Inc.(a)	6,091	220,921
Cheniere Energy Inc.(a)(b)	9,197	20,693
Chesapeake Energy Corp.	127,410	4,568,923
Chevron Corp.	455,937	37,605,684
Cimarex Energy Co.	18,290	894,564
Clayton Williams Energy Inc.(a)	1,138	80,263
CNX Gas Corp.(a)	5,926	132,683
Comstock Resources Inc.(a)	10,016	501,301
Concho Resources Inc.(a)	12,241	337,974
ConocoPhillips	340,026	24,906,905
Contango Oil & Gas Co.(a)	2,758	148,877
Continental Resources Inc.(a)	6,717	263,508
Crosstex Energy Inc.	9,067	226,403
CVR Energy Inc.(a)	4,302	36,653
Delek US Holdings Inc.	2,502	23,194
Delta Petroleum Corp.(a)(b)	13,314	180,804
Denbury Resources Inc.(a)	54,251	1,032,939
Devon Energy Corp.	98,314	8,966,237
Diamond Offshore Drilling Inc.	15,089	1,555,072
Double Eagle Petroleum Co.(a)	1,783	25,461
Encore Acquisition Co.(a)	11,649	486,695
Endeavour International Corp.(a)	25,031	33,041
Energy Partners Ltd.(a)	5,992	51,951
Energy XXI (Bermuda) Ltd.	26,673	81,086
ENSCO International Inc.	31,857	1,835,919
EOG Resources Inc.	54,764	4,899,187
EXCO Resources Inc.(a)	32,936	537,516
Exxon Mobil Corp.	1,164,648	90,446,564
Forest Oil Corp.(a)	19,590	971,664
Frontier Oil Corp.	22,984	423,365
FX Energy Inc.(a)	10,684	79,489
Gasco Energy Inc.(a)(b)	20,656	37,594
GeoGlobal Resources Inc.(a)(b)	6,840	17,237
GeoMet Inc.(a)	3,883	21,124
GeoResources Inc.(a)	1,172	13,431
GMX Resources Inc.(a)	3,897	186,277
Goodrich Petroleum Corp.(a)	4,999	217,906
Gran Tierra Energy Inc.(a)	21,084	78,222
Grey Wolf Inc.(a)	39,407	306,586
Gulfport Energy Corp.(a)	4,878	49,024
Harvest Natural Resources Inc.(a)	8,027	81,233

Helmerich & Payne Inc.	23,105	997,905
Hess Corp.	62,020	5,090,602
Holly Corp.	9,091	262,912
Houston American Energy Corp.	3,288	20,780
Marathon Oil Corp.	156,021	6,220,557
Mariner Energy Inc.(a)	19,000	389,500
McMoRan Exploration Co.(a)	12,057	285,027
Meridian Resource Corp. (The)(a)	19,029	35,013
Murphy Oil Corp.	41,776	2,679,513
Nabors Industries Ltd.(a)	62,012	1,545,339
Newfield Exploration Co.(a)	28,894	924,319
Noble Corp.	59,048	2,592,207
Noble Energy Inc.	37,918	2,107,862
Northern Oil and Gas Inc.(a)	4,301	34,967
Occidental Petroleum Corp.	180,904	12,744,687
Oilsands Quest Inc.(a)(b)	41,086	122,847
Panhandle Oil and Gas Inc.	1,617	46,295
Parallel Petroleum Corp.(a)	8,883	83,678
Parker Drilling Co.(a)	23,796	190,844
Patterson-UTI Energy Inc.	34,097	682,622
Penn Virginia Corp.	9,217	492,556
PetroCorp Inc. Escrow(c)	1,248	—
Petrohawk Energy Corp.(a)	55,081	1,191,402
Petroleum Development Corp.(a)	3,186	141,363
PetroQuest Energy Inc.(a)	10,157	155,910
Pioneer Drilling Co.(a)	10,590	140,847
Pioneer Natural Resources Co.	26,357	1,377,944
Plains Exploration & Production Co.(a)	23,722	834,066
Pride International Inc.(a)	37,391	1,107,148
PrimeEnergy Corp.(a)	182	13,468
Quest Resource Corp.(a)	4,387	11,669
Quicksilver Resources Inc.(a)	22,584	443,324
RAM Energy Resources Inc.(a)	7,976	23,051
Range Resources Corp.	33,999	1,457,537
Rex Energy Corp.(a)	3,212	50,621
Rosetta Resources Inc.(a)	11,077	203,374
Rowan Companies Inc.	24,774	756,846
SandRidge Energy Inc.(a)	22,976	450,330
Southwestern Energy Co.(a)	75,464	2,304,671
St. Mary Land & Exploration Co.	13,747	490,081
Stone Energy Corp.(a)	7,162	303,167
SulphCo Inc.(a)(b)	9,580	19,256
Sunoco Inc.	25,711	914,797
Swift Energy Co.(a)	6,635	256,708
Tesoro Corp.	30,468	502,417
Toreador Resources Corp.(a)	3,228	29,020
Transocean Inc.(a)	70,294	7,721,093
Tri-Valley Corp.(a)	4,942	31,332
TXCO Resources Inc.(a)	7,208	72,368
Unit Corp.(a)	10,493	522,761
VAALCO Energy Inc.(a)	12,567	85,958
Valero Energy Corp.	116,487	3,529,556
Venoco Inc.(a)	4,448	57,824
W&T Offshore Inc.	6,453	176,102
Warren Resources Inc.(a)	12,468	124,431
Western Refining Inc.	5,795	58,587
Whiting Petroleum Corp.(a)	9,203	655,806
XTO Energy Inc.	121,823	5,667,206

		267,987,527
OIL & GAS SERVICES—1.96%
Allis-Chalmers Energy Inc.(a)	5,455	69,006
Baker Hughes Inc.	67,924	4,112,119

Basic Energy Services Inc.(a)	8,991	191,508
BJ Services Co.	64,955	1,242,589
Cal Dive International Inc.(a)	9,129	96,767
Cameron International Corp.(a)	47,772	1,841,133
CARBO Ceramics Inc.	4,453	229,819
Complete Production Services Inc.(a)	10,597	213,318
Dawson Geophysical Co.(a)	1,627	75,965
Dresser-Rand Group Inc.(a)	19,332	608,378
Dril-Quip Inc.(a)	6,795	294,835
Exterran Holdings Inc.(a)	14,509	463,708
Flotek Industries Inc.(a)	5,806	63,866
FMC Technologies Inc.(a)	28,215	1,313,408
Geokinetics Inc.(a)	1,478	28,082
Global Industries Ltd.(a)(b)	25,431	176,491
Gulf Island Fabrication Inc.	2,952	101,755
Halliburton Co.	192,176	6,224,581
Helix Energy Solutions Group Inc.(a)	20,009	485,819
Hercules Offshore Inc.(a)	19,611	297,303
Hornbeck Offshore Services Inc.(a)	4,902	189,315
ION Geophysical Corp.(a)	17,934	254,483
Key Energy Services Inc.(a)	27,666	320,926
Lufkin Industries Inc.	3,250	257,888
Matrix Service Co.(a)	5,747	109,768
Mitcham Industries Inc.(a)	2,192	22,117
NATCO Group Inc. Class A(a)	4,721	189,690
National Oilwell Varco Inc.(a)	91,392	4,590,620
Natural Gas Services Group Inc.(a)	2,645	46,208
Newpark Resources Inc.(a)	19,132	139,664
Oceaneering International Inc.(a)	12,040	641,973
Oil States International Inc.(a)	10,719	378,917
RPC Inc.	6,833	96,072
Schlumberger Ltd.	263,007	20,538,217
SEACOR Holdings Inc.(a)	4,652	367,275
Smith International Inc.	47,762	2,800,764
Superior Energy Services Inc.(a)	18,050	562,077
Superior Well Services Inc.(a)	3,335	84,409
T-3 Energy Services Inc.(a)	2,721	101,004
Tetra Technologies Inc.(a)	16,248	225,035
Tidewater Inc.	11,548	639,297
Trico Marine Services Inc.(a)(b)	2,527	43,161
Union Drilling Inc.(a)	2,978	31,537
Weatherford International Ltd.(a)	149,846	3,767,128
Willbros Group Inc.(a)	8,728	231,292

		54,759,287
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	1,417	28,340
Ball Corp.	21,544	850,773
Bemis Co. Inc.	21,718	569,229
BWAY Holding Co.(a)	1,649	19,343
Crown Holdings Inc.(a)	36,005	799,671
Graphic Packaging Holding Co.(a)	34,382	85,955
Greif Inc. Class A	7,275	477,386
Owens-Illinois Inc.(a)	36,751	1,080,479
Packaging Corp. of America	22,908	531,007
Pactiv Corp.(a)	28,657	711,553
Sealed Air Corp.	35,428	779,062
Silgan Holdings Inc.	5,793	295,964
Sonoco Products Co.	21,646	642,453

		6,871,215
PHARMACEUTICALS—5.28%
Abbott Laboratories	340,223	19,590,040

ACADIA Pharmaceuticals Inc.(a)	6,598	17,683
Accelrys Inc.(a)	5,892	32,347
Acura Pharmaceuticals Inc.(a)	1,783	12,534
Adolor Corp.(a)	10,121	34,917
Akorn Inc.(a)	11,708	60,062
Alexza Pharmaceuticals Inc.(a)	4,301	21,247
Alkermes Inc.(a)	22,230	295,659
Allergan Inc.	67,238	3,462,757
Allos Therapeutics Inc.(a)	12,376	91,706
Alnylam Pharmaceuticals Inc.(a)(b)	7,517	217,617
Alpharma Inc. Class A(a)(b)	9,454	348,758
AmerisourceBergen Corp.	35,548	1,338,382
Amicus Therapeutics Inc.(a)	1,038	15,695
Amylin Pharmaceuticals Inc.(a)(b)	30,648	619,703
Ardea Biosciences Inc.(a)	2,390	33,054
Array BioPharma Inc.(a)	10,000	76,800
Auxilium Pharmaceuticals Inc.(a)(b)	9,071	293,900
Barr Pharmaceuticals Inc.(a)	24,002	1,567,331
Biodel Inc.(a)	3,070	10,285
BioForm Medical Inc.(a)	2,413	9,459
BioMarin Pharmaceutical Inc.(a)(b)	21,793	577,297
Bristol-Myers Squibb Co.	436,181	9,094,374
Cadence Pharmaceuticals Inc.(a)	3,862	34,295
Caraco Pharmaceutical Laboratories Ltd.(a)	2,171	27,159
Cardinal Health Inc.	78,638	3,875,281
Cephalon Inc.(a)	15,118	1,171,494
China Sky One Medical Inc.(a)	1,638	19,902
Cubist Pharmaceuticals Inc.(a)	13,087	290,924
CV Therapeutics Inc.(a)(b)	12,617	136,264
Cypress Bioscience Inc.(a)	8,072	59,329
Dendreon Corp.(a)(b)	22,723	129,748
Depomed Inc.(a)	10,602	38,697
Discovery Laboratories Inc.(a)(b)	18,036	33,727
DURECT Corp.(a)	16,613	93,033
Dyax Corp.(a)	12,270	53,988
Eli Lilly and Co.	220,211	9,695,890
Emergent BioSolutions Inc.(a)	3,538	46,312
Endo Pharmaceuticals Holdings Inc.(a)	26,494	529,880
Express Scripts Inc.(a)	46,374	3,423,329
Forest Laboratories Inc.(a)	67,231	1,901,293
Gilead Sciences Inc.(a)	203,197	9,261,719
HealthExtras Inc.(a)	7,505	196,031
Herbalife Ltd.	14,320	565,926
Hospira Inc.(a)	34,938	1,334,632
Idenix Pharmaceuticals Inc.(a)(b)	5,261	38,037
I-Flow Corp.(a)	4,342	40,424
ImClone Systems Inc.(a)	13,500	842,940
Indevus Pharmaceuticals Inc.(a)	13,010	43,584
Inspire Pharmaceuticals Inc.(a)	9,281	33,133
Isis Pharmaceuticals Inc.(a)	19,621	331,399
Javelin Pharmaceuticals Inc.(a)	9,058	23,551
Jazz Pharmaceuticals Inc.(a)	1,347	6,654
King Pharmaceuticals Inc.(a)	55,506	531,747
K-V Pharmaceutical Co. Class A(a)	7,521	170,802
Ligand Pharmaceuticals Inc. Class B(a)	19,184	56,593
Mannatech Inc.(b)	3,329	13,316
MannKind Corp.(a)(b)	11,257	43,452
MAP Pharmaceuticals Inc.(a)	1,343	13,591
Medarex Inc.(a)	27,779	179,730
Medco Health Solutions Inc.(a)	111,743	5,028,435
Medicines Co. (The)(a)	12,009	278,849
Medicis Pharmaceutical Corp. Class A	11,858	176,803
Merck & Co. Inc.	473,220	14,934,823

MiddleBrook Pharmaceuticals Inc.(a)	7,938	11,907
Mylan Inc.(a)(b)	67,877	775,155
Nabi Biopharmaceuticals(a)	12,953	60,361
NBTY Inc.(a)	12,169	359,229
Neogen Corp.(a)	3,189	89,866
Neurocrine Biosciences Inc.(a)	8,110	38,036
Noven Pharmaceuticals Inc.(a)	5,253	61,355
NPS Pharmaceuticals Inc.(a)	10,439	74,534
Obagi Medical Products Inc.(a)	4,012	40,040
Omega Protein Corp.(a)	4,056	47,699
Omnicare Inc.	23,535	677,102
Onyx Pharmaceuticals Inc.(a)	12,554	454,204
Opko Health Inc.(a)	10,594	18,540
OSI Pharmaceuticals Inc.(a)	12,564	619,280
Osiris Therapeutics Inc.(a)(b)	3,177	61,284
Pain Therapeutics Inc.(a)(b)	7,639	74,633
Par Pharmaceutical Companies Inc.(a)	7,629	93,760
Perrigo Co.	16,908	650,282
PetMed Express Inc.(a)	4,636	72,785
Pfizer Inc.	1,491,331	27,500,144
Pharmasset Inc.(a)	3,434	68,508
PharMerica Corp.(a)	6,957	156,463
POZEN Inc.(a)(b)	5,466	57,448
Progenics Pharmaceuticals Inc.(a)	5,564	74,057
Questcor Pharmaceuticals Inc.(a)	11,869	87,237
Rigel Pharmaceuticals Inc.(a)	7,686	179,468
Salix Pharmaceuticals Ltd.(a)	10,030	64,292
Schering-Plough Corp.	358,135	6,614,753
Schiff Nutrition International Inc.(a)	2,014	13,756
Sciele Pharma Inc.(b)	6,671	205,400
Sepracor Inc.(a)	24,495	448,503
Star Scientific Inc.(a)	14,558	51,826
Sucampo Pharmaceuticals Inc.(a)	906	7,728
Synta Pharmaceuticals Corp.(a)(b)	3,828	29,169
Synutra International Inc.(a)(b)	2,487	50,063
Targacept Inc.(a)	4,010	23,298
Theravance Inc.(a)	11,422	142,318
United Therapeutics Corp.(a)	5,097	536,051
USANA Health Sciences Inc.(a)(b)	1,780	72,962
Valeant Pharmaceuticals International(a)(b)	15,405	315,340
VCA Antech Inc.(a)	19,044	561,227
ViroPharma Inc.(a)	14,866	195,042
VIVUS Inc.(a)	15,441	122,602
Warner Chilcott Ltd. Class A(a)	20,073	303,504
Watson Pharmaceuticals Inc.(a)	23,211	661,514
Wyeth	293,800	10,852,972
XenoPort Inc.(a)	5,514	267,374
Zymogenetics Inc.(a)	8,281	55,151

		147,526,545
PIPELINES—0.45%
El Paso Corp.	154,721	1,974,240
Equitable Resources Inc.	28,810	1,056,751
National Fuel Gas Co.	17,794	750,551
ONEOK Inc.	23,115	795,156
Questar Corp.	38,115	1,559,666
Spectra Energy Corp.	139,166	3,312,151
Williams Companies Inc. (The)	128,816	3,046,498

		12,495,013
REAL ESTATE—0.09%
Avatar Holdings Inc.(a)(b)	1,341	44,253
CB Richard Ellis Group Inc. Class A(a)	38,183	510,507

Consolidated-Tomoka Land Co.	1,341	57,918
Forest City Enterprises Inc. Class A	16,159	495,597
Forestar Real Estate Group Inc.(a)	7,611	112,262
FX Real Estate and Entertainment Inc.(a)	1,617	1,682
Grubb & Ellis Co.	8,392	22,658
Hilltop Holdings Inc.(a)	10,081	104,036
Jones Lang LaSalle Inc.	6,927	301,186
Meruelo Maddux Properties Inc.(a)	9,761	11,908
Resource Capital Corp.	4,720	28,603
St. Joe Co. (The)(a)(b)	20,353	795,599
Stratus Properties Inc.(a)(b)	1,028	28,291
Thomas Properties Group Inc.	5,046	50,965
United Capital Corp.(a)	352	9,324

		2,574,789
REAL ESTATE INVESTMENT TRUSTS—2.18%
Acadia Realty Trust	6,817	172,334
Agree Realty Corp.	1,651	47,219
Alexander’s Inc.(a)	438	175,200
Alexandria Real Estate Equities Inc.	6,994	786,825
AMB Property Corp.	21,463	972,274
American Campus Communities Inc.	9,622	325,993
American Capital Agency Corp.	2,231	38,641
Annaly Capital Management Inc.	118,398	1,592,453
Anthracite Capital Inc.(b)	13,876	74,375
Anworth Mortgage Asset Corp.	19,647	116,310
Apartment Investment and Management Co. Class A(b)	19,870	695,847
Arbor Realty Trust Inc.	3,072	30,720
Ashford Hospitality Trust Inc.	29,902	121,103
Associated Estates Realty Corp.	2,845	37,070
AvalonBay Communities Inc.	17,027	1,675,797
BioMed Realty Trust Inc.	15,617	413,070
Boston Properties Inc.	26,389	2,471,594
Brandywine Realty Trust	19,043	305,259
BRE Properties Inc. Class A(b)	10,435	511,315
Camden Property Trust	11,563	530,279
Capital Trust Inc. Class A	3,335	51,693
CapitalSource Inc.	42,878	527,399
CapLease Inc.	9,246	73,321
Capstead Mortgage Corp.	11,788	129,079
Care Investment Trust Inc.	2,965	34,038
CBL & Associates Properties Inc.	15,123	303,670
Cedar Shopping Centers Inc.	9,375	123,938
Chimera Investment Corp.	7,244	44,985
Cogdell Spencer Inc.	2,341	37,550
Colonial Properties Trust	9,902	185,068
Corporate Office Properties Trust	8,458	341,280
Cousins Properties Inc.(b)	7,481	188,746
DCT Industrial Trust Inc.	36,938	276,666
Developers Diversified Realty Corp.	26,363	835,443
DiamondRock Hospitality Co.	20,759	188,907
Digital Realty Trust Inc.	15,896	751,086
Douglas Emmett Inc.	26,701	615,992
Duke Realty Corp.	31,978	786,019
DuPont Fabros Technology Inc.	2,610	39,803
EastGroup Properties Inc.	5,699	276,629
Education Realty Trust Inc.	5,938	65,793
Entertainment Properties Trust	6,708	367,062
Equity Lifestyle Properties Inc.	4,299	227,976
Equity One Inc.	7,353	150,663
Equity Residential	59,967	2,663,134
Essex Property Trust Inc.	5,567	658,743
Extra Space Storage Inc.	17,897	274,898

Federal Realty Investment Trust	13,115	1,122,644
FelCor Lodging Trust Inc.	13,280	95,085
First Industrial Realty Trust Inc.(b)	9,947	285,280
First Potomac Realty Trust	5,134	88,253
Franklin Street Properties Corp.	12,644	164,372
General Growth Properties Inc.	50,038	755,574
Getty Realty Corp.	3,812	84,512
Glimcher Realty Trust	7,944	82,935
Gramercy Capital Corp.	8,732	22,616
Hatteras Financial Corp.	2,526	58,603
HCP Inc.	55,394	2,222,961
Health Care REIT Inc.	22,422	1,193,523
Healthcare Realty Trust Inc.	10,902	317,793
Hersha Hospitality Trust	11,926	88,729
Highwoods Properties Inc.	12,415	441,477
Home Properties Inc.	6,845	396,668
Hospitality Properties Trust	20,386	418,321
Host Hotels & Resorts Inc.	113,898	1,513,704
HRPT Properties Trust	48,676	335,378
Inland Real Estate Corp.	12,375	194,164
Investors Real Estate Trust	12,105	135,455
iStar Financial Inc.(b)	29,950	77,870
JER Investors Trust Inc.(b)	5,543	26,717
Kilroy Realty Corp.	7,081	338,401
Kimco Realty Corp.	47,681	1,761,336
Kite Realty Group Trust	4,407	48,477
LaSalle Hotel Properties	8,461	197,311
Lexington Realty Trust	10,664	183,634
Liberty Property Trust	20,732	780,560
LTC Properties Inc.	5,030	147,480
Macerich Co. (The)	16,427	1,045,579
Mack-Cali Realty Corp.	14,792	501,005
Maguire Properties Inc.	8,010	47,740
Medical Properties Trust Inc.	14,644	166,209
MFA Mortgage Investments Inc.	43,760	284,440
Mid-America Apartment Communities Inc.	5,657	277,985
Mission West Properties Inc.	4,177	40,684
Monmouth Real Estate Investment Corp. Class A	4,334	33,762
National Health Investors Inc.	4,959	169,499
National Retail Properties Inc.(b)	16,743	400,995
Nationwide Health Properties Inc.	21,306	766,590
Newcastle Investment Corp.(b)	10,132	64,338
NorthStar Realty Finance Corp.(b)	13,083	101,393
Omega Healthcare Investors Inc.	17,375	341,593
One Liberty Properties Inc.	1,749	30,905
Parkway Properties Inc.	3,375	127,778
Pennsylvania Real Estate Investment Trust	8,041	151,573
Post Properties Inc.	9,634	269,463
ProLogis	57,786	2,384,828
PS Business Parks Inc.	3,380	194,688
Public Storage	27,889	2,761,290
RAIT Financial Trust	13,454	73,862
Ramco-Gershenson Properties Trust	3,977	89,164
Realty Income Corp.(b)	22,003	563,277
Redwood Trust Inc.(b)	7,260	157,760
Regency Centers Corp.	15,638	1,042,898
Saul Centers Inc.	2,305	116,495
Senior Housing Properties Trust	25,280	602,422
Simon Property Group Inc.	49,541	4,805,477
SL Green Realty Corp.	12,816	830,477
Sovran Self Storage Inc.	4,722	211,026
Strategic Hotels & Resorts Inc.	15,821	119,449
Sun Communities Inc.	3,398	67,314

Sunstone Hotel Investors Inc.	11,483	155,021
Tanger Factory Outlet Centers Inc.(b)	6,803	297,903
Taubman Centers Inc.	11,604	580,200
UDR Inc.	27,977	731,599
Universal Health Realty Income Trust	2,508	97,561
Urstadt Biddle Properties Inc. Class A	4,609	86,419
U-Store-It Trust	12,070	148,099
Ventas Inc.	28,811	1,423,840
Vornado Realty Trust	29,968	2,725,590
Washington Real Estate Investment Trust	10,834	396,849
Weingarten Realty Investors	16,631	593,228
Winthrop Realty Trust Inc.	10,769	41,999

		61,013,358
RETAIL—5.58%
Abercrombie & Fitch Co. Class A	19,138	754,994
Advance Auto Parts Inc.	20,880	828,101
Aeropostale Inc.(a)	14,762	474,008
AFC Enterprises Inc.(a)	6,291	45,673
American Eagle Outfitters Inc.	38,128	581,452
America’s Car-Mart Inc.(a)	2,240	41,642
AnnTaylor Stores Corp.(a)	12,580	259,651
Aristotle Corp. (The)(a)	238	1,887
Asbury Automotive Group Inc.	8,092	93,220
AutoNation Inc.(a)(b)	25,370	285,159
AutoZone Inc.(a)	9,092	1,121,407
Barnes & Noble Inc.	8,003	208,718
Bebe Stores Inc.	8,088	79,020
Bed Bath & Beyond Inc.(a)	56,993	1,790,150
Best Buy Co. Inc.	73,601	2,760,038
Big 5 Sporting Goods Corp.	4,848	50,031
Big Lots Inc.(a)(b)	17,960	499,827
BJ’s Restaurants Inc.(a)	3,587	42,829
BJ’s Wholesale Club Inc.(a)	13,291	516,488
Blockbuster Inc. Class A(a)(b)	40,949	83,945
Bob Evans Farms Inc.	6,596	180,005
Borders Group Inc.	12,465	81,770
Brinker International Inc.	22,742	406,854
Brown Shoe Co. Inc.	9,341	153,006
Buckle Inc. (The)	3,575	198,556
Buffalo Wild Wings Inc.(a)(b)	3,742	150,578
Build-A-Bear Workshop Inc.(a)	3,336	24,286
Burger King Holdings Inc.	17,644	433,337
Cabela’s Inc. Class A(a)(b)	8,278	99,998
Cache Inc.(a)	2,608	17,917
California Pizza Kitchen Inc.(a)	4,257	54,788
CarMax Inc.(a)(b)	49,174	688,436
Casey’s General Store Inc.	11,236	338,990
Cash America International Inc.	6,357	229,106
Casual Male Retail Group Inc.(a)	7,664	30,120
Cato Corp. Class A	6,392	112,180
CBRL Group Inc.	5,216	137,181
CEC Entertainment Inc.(a)	4,310	143,092
Charlotte Russe Holding Inc.(a)	5,266	53,977
Charming Shoppes Inc.(a)	26,366	128,930
Cheesecake Factory Inc. (The)(a)	14,157	206,975
Chico’s FAS Inc.(a)	38,443	210,283
Children’s Place Retail Stores Inc. (The)(a)	5,546	184,959
Chipotle Mexican Grill Inc. Class A(a)(b)	7,286	404,300
Christopher & Banks Corp.	7,680	58,906
Circuit City Stores Inc.(b)	36,354	27,266
Citi Trends Inc.(a)	2,993	48,756
CKE Restaurants Inc.	12,452	131,991

Coldwater Creek Inc.(a)(b)	13,156	76,173
Collective Brands Inc.(a)(b)	13,920	254,875
Conn’s Inc.(a)(b)	2,582	48,309
Copart Inc.(a)	14,880	565,440
Costco Wholesale Corp.	95,517	6,201,919
CVS Caremark Corp.	314,989	10,602,530
Darden Restaurants Inc.	31,353	897,636
Denny’s Corp.(a)	19,938	51,440
Dick’s Sporting Goods Inc.(a)(b)	19,298	377,855
Dillard’s Inc. Class A	13,058	154,084
DineEquity Inc.(b)	3,908	65,889
Dollar Tree Inc.(a)	20,024	728,073
Domino’s Pizza Inc.(a)	9,304	112,951
Dress Barn Inc.(a)	10,007	153,007
DSW Inc. Class A(a)(b)	3,435	47,060
Einstein Noah Restaurant Group Inc.(a)	954	9,616
EZCORP Inc.(a)	7,931	149,103
Family Dollar Stores Inc.	31,292	741,620
FGX International Holdings Ltd.(a)	2,576	28,516
Finish Line Inc. (The) Class A	10,706	106,953
First Cash Financial Services Inc.(a)	4,175	62,625
Foot Locker Inc.	33,864	547,242
Fred’s Inc.	8,504	120,927
Fuqi International Inc.(a)	2,183	17,791
GameStop Corp. Class A(a)	36,023	1,232,347
Gap Inc. (The)	107,306	1,907,901
Genesco Inc.(a)(b)	4,081	136,632
Group 1 Automotive Inc.	5,147	111,844
Haverty Furniture Companies Inc.	4,211	48,174
hhgregg Inc.(a)	1,946	18,974
Hibbett Sports Inc.(a)	6,719	134,514
Home Depot Inc.	372,529	9,644,776
Hot Topic Inc.(a)	9,386	62,041
HSN Inc.(a)	8,133	89,544
Insight Enterprises Inc.(a)	10,400	139,464
J. Crew Group Inc.(a)(b)	9,585	273,843
J.C. Penney Co. Inc.	48,912	1,630,726
Jack in the Box Inc.(a)	12,671	267,358
Jo-Ann Stores Inc.(a)	5,446	114,257
Jos. A. Bank Clothiers Inc.(a)(b)	3,883	130,469
Kenneth Cole Productions Inc. Class A	2,157	31,708
Kohl’s Corp.(a)	68,139	3,139,845
Krispy Kreme Doughnuts Inc.(a)	13,801	45,543
Landry’s Restaurants Inc.	3,244	50,444
Limited Brands Inc.	62,782	1,087,384
Longs Drug Stores Corp.	6,891	521,235
Lowe’s Companies Inc.	322,370	7,636,945
Luby’s Inc.(a)	4,774	38,383
lululemon athletica inc.(a)(b)	4,022	92,627
Lumber Liquidators Inc.(a)	2,112	26,527
Macy’s Inc.	92,921	1,670,720
MarineMax Inc.(a)(b)	3,461	25,023
McDonald’s Corp.	249,891	15,418,275
Men’s Wearhouse Inc. (The)(b)	11,752	249,612
Movado Group Inc.	3,796	84,841
MSC Industrial Direct Co. Inc. Class A	10,014	461,345
New York & Co. Inc.(a)	4,672	44,571
99 Cents Only Stores(a)	9,978	109,459
Nordstrom Inc.	40,149	1,157,094
Nu Skin Enterprises Inc. Class A	10,648	172,711
O’Charley’s Inc.	5,076	44,415
Office Depot Inc.(a)	59,886	348,537
OfficeMax Inc.	16,485	146,552

O’Reilly Automotive Inc.(a)	29,910	800,691
P.F. Chang’s China Bistro Inc.(a)(b)	5,525	130,059
Pacific Sunwear of California Inc.(a)	14,946	100,587
Panera Bread Co. Class A(a)(b)	6,018	306,316
Pantry Inc. (The)(a)	4,884	103,492
Papa John’s International Inc.(a)	4,624	125,588
PC Connection Inc.(a)	1,944	13,005
PC Mall Inc.(a)	2,442	16,679
Penske Automotive Group Inc.	8,987	103,081
Pep Boys - Manny, Moe & Jack (The)	8,984	55,521
PetSmart Inc.	28,229	697,539
Pier 1 Imports Inc.(a)	18,829	77,764
PriceSmart Inc.	2,981	49,902
RadioShack Corp.	29,498	509,725
Red Robin Gourmet Burgers Inc.(a)	3,521	94,363
Regis Corp.	9,569	263,148
Retail Ventures Inc.(a)	5,878	22,924
Rex Stores Corp.(a)	1,927	22,257
Rite Aid Corp.(a)(b)	112,062	90,770
Ross Stores Inc.	29,504	1,086,042
Ruby Tuesday Inc.(a)	11,567	66,973
Rush Enterprises Inc. Class A(a)	7,111	91,021
Ruth’s Hospitality Group Inc.(a)	4,059	15,952
Saks Inc.(a)(b)	33,224	307,322
Sally Beauty Co. Inc.(a)(b)	19,922	171,329
School Specialty Inc.(a)	4,636	144,597
Sears Holdings Corp.(a)(b)	13,028	1,218,118
Shoe Carnival Inc.(a)	1,972	32,301
Signet Jewelers Ltd.(b)	18,733	437,978
Sonic Automotive Inc.	6,603	55,861
Sonic Corp.(a)	13,905	202,596
Stage Stores Inc.	9,228	126,055
Staples Inc.	154,812	3,483,270
Starbucks Corp.(a)	160,482	2,386,367
Steak n Shake Co. (The)(a)	6,029	52,332
Stein Mart Inc.	5,780	22,600
Susser Holdings Corp.(a)	1,708	25,722
Syms Corp.(a)	1,483	20,035
Systemax Inc.(b)	2,285	32,127
Talbots Inc. (The)(b)	4,938	64,688
Target Corp.	173,812	8,525,479
Texas Roadhouse Inc. Class A(a)	11,258	101,209
Tiffany & Co.	27,829	988,486
Tim Hortons Inc.	40,517	1,200,519
Titan Machinery Inc.(a)	1,653	34,399
TJX Companies Inc. (The)	93,948	2,867,293
Tractor Supply Co.(a)	7,616	320,253
Tuesday Morning Corp.(a)	6,415	26,494
Tween Brands Inc.(a)	5,932	58,074
Ulta Salon Cosmetics & Fragrance Inc.(a)	3,723	49,441
Under Armour Inc. Class A(a)(b)	7,279	231,181
Urban Outfitters Inc.(a)	25,470	811,729
Walgreen Co.	218,333	6,759,590
Wal-Mart Stores Inc.	494,586	29,620,756
Wendy’s/Arby’s Group Inc. Class A	87,523	460,371
Wet Seal Inc. Class A(a)	17,986	65,289
Williams-Sonoma Inc.	21,238	343,631
World Fuel Services Corp.	6,045	139,216
Yum! Brands Inc.	104,574	3,410,158
Zale Corp.(a)(b)	7,784	194,600
Zumiez Inc.(a)	3,806	62,723

		156,020,665

SAVINGS & LOANS—0.34%
Abington Bancorp Inc.	5,138	51,997
Anchor BanCorp Wisconsin Inc.	4,166	30,620
Astoria Financial Corp.	19,039	394,678
BankFinancial Corp.	4,938	72,490
Beneficial Mutual Bancorp Inc.(a)	7,738	97,886
Berkshire Hills Bancorp Inc.	2,377	76,064
Brookline Bancorp Inc.	13,407	171,476
Brooklyn Federal Bancorp Inc.	755	11,166
Capitol Federal Financial	4,713	208,927
Clifton Savings Bancorp Inc.	2,535	30,395
Danvers Bancorp Inc.	3,953	50,401
Dime Community Bancshares Inc.	5,558	84,593
Downey Financial Corp.(b)	4,628	12,958
Essa Bancorp Inc.	3,783	52,584
First Financial Holdings Inc.	2,535	66,366
First Financial Northwest Inc.	5,029	51,899
First Niagara Financial Group Inc.	23,588	371,511
First Place Financial Corp.	3,809	48,946
FirstFed Financial Corp.(a)(b)	3,234	25,355
Flagstar Bancorp Inc.(b)	9,376	27,940
Flushing Financial Corp.	4,628	80,990
Fox Chase Bancorp Inc.(a)	1,391	16,275
Guaranty Financial Group Inc.(a)(b)	7,611	30,063
Home Federal Bancorp Inc.	1,470	18,743
Hudson City Bancorp Inc.	114,464	2,111,861
Investors Bancorp Inc.(a)	9,157	137,813
Kearny Financial Corp.	4,432	54,248
Meridian Interstate Bancorp Inc.(a)	2,334	23,830
NASB Financial Inc.	806	26,187
New York Community Bancorp Inc.	75,190	1,262,440
NewAlliance Bancshares Inc.	23,331	350,665
Northwest Bancorp Inc.	3,931	108,260
OceanFirst Financial Corp.	1,917	34,736
Oritani Financial Corp.(a)	2,578	43,439
People’s United Financial Inc.	76,316	1,469,083
Provident Financial Services Inc.	14,047	231,916
Provident New York Bancorp	9,036	119,456
Rockville Financial Inc.	1,866	29,390
Roma Financial Corp.	2,197	32,406
Sovereign Bancorp Inc.	97,848	386,500
TFS Financial Corp.	23,603	295,510
United Community Financial Corp.	5,720	28,600
United Financial Bancorp Inc.	3,938	58,479
ViewPoint Financial Group	2,473	43,278
Washington Federal Inc.	19,018	350,882
Waterstone Financial Inc.(a)	1,958	19,130
Westfield Financial Inc.	8,463	87,169
WSFS Financial Corp.	1,374	82,440

		9,472,041
SEMICONDUCTORS—2.28%
Actel Corp.(a)	5,575	69,576
Advanced Analogic Technologies Inc.(a)	8,142	37,860
Advanced Micro Devices Inc.(a)	135,694	712,394
Altera Corp.	65,609	1,356,794
Amkor Technology Inc.(a)	25,520	162,562
ANADIGICS Inc.(a)	15,146	42,560
Analog Devices Inc.	63,997	1,686,321
Applied Materials Inc.	298,423	4,515,140
Applied Micro Circuits Corp.(a)	15,009	89,754
Asyst Technologies Inc.(a)	10,515	25,236
Atmel Corp.(a)	101,083	342,671

ATMI Inc.(a)	7,361	132,351
AuthenTec Inc.(a)	4,344	9,340
Axcelis Technologies Inc.(a)	21,631	36,773
Bookham Inc.(a)	22,215	25,103
Broadcom Corp. Class A(a)	113,383	2,112,325
Brooks Automation Inc.(a)	15,361	128,418
Cabot Microelectronics Corp.(a)	4,951	158,828
Cavium Networks Inc.(a)(b)	6,667	93,871
CEVA Inc.(a)	4,406	36,570
Cirrus Logic Inc.(a)	12,826	69,902
Cohu Inc.	4,855	76,806
Cree Inc.(a)(b)	19,571	445,827
Cypress Semiconductor Corp.(a)	33,169	173,142
Diodes Inc.(a)	6,387	117,840
DSP Group Inc.(a)	7,100	54,315
EMCORE Corp.(a)(b)	16,207	80,063
Emulex Corp.(a)	18,767	200,244
Entegris Inc.(a)	25,372	122,800
Entropic Communications Inc.(a)	1,966	2,772
Exar Corp.(a)	10,220	78,285
Fairchild Semiconductor International Inc. Class A(a)	27,037	240,359
FormFactor Inc.(a)	10,506	183,015
Hittite Microwave Corp.(a)	4,208	141,389
Integrated Device Technology Inc.(a)	36,984	287,736
Intel Corp.	1,262,702	23,650,408
International Rectifier Corp.(a)	15,756	299,679
Intersil Corp. Class A	27,818	461,222
IPG Photonics Corp.(a)	4,960	96,770
IXYS Corp.(a)	5,544	50,395
KLA-Tencor Corp.	37,401	1,183,742
Kopin Corp.(a)	15,169	47,327
Kulicke and Soffa Industries Inc.(a)	12,325	55,586
Lam Research Corp.(a)(b)	27,922	879,264
Lattice Semiconductor Corp.(a)	24,484	50,437
Linear Technology Corp.	49,197	1,508,380
LSI Corp.(a)	141,173	756,687
LTX-Credence Corp.(a)	27,890	48,529
Marvell Technology Group Ltd.(a)	106,843	993,640
Mattson Technology Inc.(a)	11,260	53,260
MEMC Electronic Materials Inc.(a)	50,217	1,419,132
Micrel Inc.	11,800	107,026
Microchip Technology Inc.	40,428	1,189,796
Micron Technology Inc.(a)	168,122	680,894
Microsemi Corp.(a)	17,826	454,206
Microtune Inc.(a)	11,432	30,638
MIPS Technologies Inc. Class A(a)	9,222	32,369
MKS Instruments Inc.(a)	10,771	214,451
Monolithic Power Systems Inc.(a)	5,491	95,379
National Semiconductor Corp.(b)	51,058	878,708
NetLogic Microsystems Inc.(a)	3,484	105,356
Novellus Systems Inc.(a)	21,765	427,465
NVIDIA Corp.(a)	122,269	1,309,501
OmniVision Technologies Inc.(a)(b)	11,684	133,314
ON Semiconductor Corp.(a)	87,442	591,108
Pericom Semiconductor Corp.(a)	5,568	58,464
Photronics Inc.(a)	8,923	16,775
PLX Technology Inc.(a)	6,070	31,078
PMC-Sierra Inc.(a)(b)	49,723	368,945
Power Integrations Inc.(a)	6,691	161,253
QLogic Corp.(a)	29,920	459,571
Rambus Inc.(a)	22,410	287,969
Rubicon Technology Inc.(a)	2,630	18,989
Rudolph Technologies Inc.(a)	6,285	52,668

Semitool Inc.(a)	4,748	38,839
Semtech Corp.(a)	13,773	192,271
Silicon Image Inc.(a)	18,727	100,002
Silicon Laboratories Inc.(a)	11,027	338,529
SiRF Technology Holdings Inc.(a)	12,996	19,364
Skyworks Solutions Inc.(a)	35,522	296,964
Spansion Inc. Class A(a)	29,881	46,316
Standard Microsystems Corp.(a)	4,881	121,927
Supertex Inc.(a)	2,435	68,570
Techwell Inc.(a)	3,199	30,167
Teradyne Inc.(a)	39,258	306,605
Tessera Technologies Inc.(a)	10,536	172,158
Texas Instruments Inc.	291,652	6,270,518
Transmeta Corp.(a)	2,658	43,086
TriQuint Semiconductor Inc.(a)	33,726	161,548
Ultra Clean Holdings Inc.(a)	4,052	20,422
Ultratech Inc.(a)	4,949	59,883
Varian Semiconductor Equipment Associates Inc.(a)	16,309	409,682
Veeco Instruments Inc.(a)	6,633	98,235
Volterra Semiconductor Corp.(a)	6,312	80,352
Xilinx Inc.	61,595	1,444,403
Zoran Corp.(a)	10,584	86,365

		63,715,529
SOFTWARE—4.04%
ACI Worldwide Inc.(a)	7,954	139,354
Activision Blizzard Inc.(a)	130,808	2,018,367
Actuate Corp.(a)	12,934	45,269
Acxiom Corp.	13,471	168,926
Adobe Systems Inc.(a)	117,229	4,627,029
Advent Software Inc.(a)	3,933	138,560
Allscripts Healthcare Solutions Inc.(a)	11,765	146,357
American Reprographics Co.(a)	8,008	138,138
American Software Inc. Class A	4,964	27,054
ANSYS Inc.(a)	19,028	720,590
ArcSight Inc.(a)	1,527	11,651
Autodesk Inc.(a)	49,280	1,653,344
Automatic Data Processing Inc.	114,323	4,887,308
Avid Technology Inc.(a)(b)	6,813	163,921
Blackbaud Inc.	9,331	172,157
Blackboard Inc.(a)	6,852	276,067
BMC Software Inc.(a)	42,102	1,205,380
Bottomline Technologies Inc.(a)	4,653	48,391
Broadridge Financial Solutions Inc.	31,585	486,093
CA Inc.	85,635	1,709,275
Callidus Software Inc.(a)	6,636	26,279
Cerner Corp.(a)	15,072	672,814
Citrix Systems Inc.(a)	40,363	1,019,569
CommVault Systems Inc.(a)	9,126	109,968
Computer Programs and Systems Inc.	1,902	55,063
Compuware Corp.(a)	56,836	550,741
Concur Technologies Inc.(a)(b)	9,842	376,555
CSG Systems International Inc.(a)	7,607	133,351
Deltek Inc.(a)	1,900	11,552
DemandTec Inc.(a)	4,306	38,797
Digi International Inc.(a)	5,252	53,570
DivX Inc.(a)	4,948	32,014
DMRC Corp.(c)	1,168	13,613
Double-Take Software Inc.(a)	3,833	38,138
Dun & Bradstreet Corp. (The)	12,206	1,151,758
Ebix Inc.(a)	486	45,665
Eclipsys Corp.(a)	12,024	251,903
Electronic Arts Inc.(a)	70,186	2,596,180

Epicor Software Corp.(a)	12,377	97,655
EPIQ Systems Inc.(a)	8,410	114,376
Fair Isaac Corp.	11,201	258,183
FalconStor Software Inc.(a)	6,793	36,410
Fidelity National Information Services Inc.	42,776	789,645
Fiserv Inc.(a)	36,126	1,709,482
Global Payments Inc.	17,352	778,411
Guidance Software Inc.(a)	714	3,349
IMS Health Inc.	40,194	760,069
infoGROUP Inc.	6,889	45,536
Informatica Corp.(a)	19,442	252,552
InnerWorkings Inc.(a)(b)	7,356	81,578
Interactive Intelligence Inc.(a)	2,742	24,733
Intuit Inc.(a)	70,784	2,237,482
JDA Software Group Inc.(a)	5,504	83,716
Lawson Software Inc.(a)	26,471	185,297
ManTech International Corp. Class A(a)	4,721	279,908
MasterCard Inc. Class A	15,979	2,833,556
MedAssets Inc.(a)	4,548	78,226
Metavante Technologies Inc.(a)	19,959	384,410
Microsoft Corp.	1,769,645	47,231,825
MicroStrategy Inc. Class A(a)	2,165	128,882
Midway Games Inc.(a)(b)	4,928	11,679
Monotype Imaging Holdings Inc.(a)	2,377	26,456
MSC Software Corp.(a)	9,336	99,895
MSCI Inc. Class A(a)	9,722	233,328
NetSuite Inc.(a)(b)	1,839	33,139
Novell Inc.(a)	80,053	411,472
Nuance Communications Inc.(a)(b)	37,994	463,147
Omnicell Inc.(a)	7,194	94,601
Omniture Inc.(a)	13,780	253,001
OpenTV Corp. Class A(a)	19,939	28,114
OPNET Technologies Inc.(a)	2,946	35,882
Oracle Corp.(a)	858,576	17,437,679
Parametric Technology Corp.(a)	25,028	460,515
Paychex Inc.	71,390	2,358,012
Pegasystems Inc.	2,986	38,549
Phase Forward Inc.(a)	10,165	212,550
Phoenix Technologies Ltd.(a)	6,035	48,220
Progress Software Corp.(a)	9,096	236,405
PROS Holdings Inc.(a)	4,098	38,480
QAD Inc.	3,103	21,473
Quality Systems Inc.	4,152	175,464
Quest Software Inc.(a)	16,430	208,497
Red Hat Inc.(a)	41,539	625,993
Renaissance Learning Inc.	1,795	23,317
Salesforce.com Inc.(a)	23,169	1,121,380
Schawk Inc.	3,155	47,704
SeaChange International Inc.(a)	6,311	60,964
SEI Investments Co.	29,478	654,412
Smith Micro Software Inc.(a)	6,345	45,050
Solera Holdings Inc.(a)	11,392	327,178
SPSS Inc.(a)	3,942	115,737
Sybase Inc.(a)	17,460	534,625
Synchronoss Technologies Inc.(a)	3,947	37,141
SYNNEX Corp.(a)	3,451	77,095
Take-Two Interactive Software Inc.	17,200	282,080
Taleo Corp. Class A(a)	6,087	121,070
THQ Inc.(a)	14,702	177,012
Total System Services Inc.	36,070	591,548
Trident Microsystems Inc.(a)	12,188	29,251
Ultimate Software Group Inc.(a)	5,267	142,209
Unica Corp.(a)	1,961	15,374

VeriFone Holdings Inc.(a)(b)	15,825	261,746
VMware Inc. Class A(a)	9,136	243,383
Wind River Systems Inc.(a)	15,876	158,760

		112,975,629
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)(b)	7,623	147,353

		147,353
TELECOMMUNICATIONS—5.24%
Acme Packet Inc.(a)	4,733	27,120
Adaptec Inc.(a)	25,252	82,827
ADC Telecommunications Inc.(a)	25,626	216,540
ADTRAN Inc.	12,528	244,171
Airvana Inc.(a)	6,342	37,354
Alaska Communications Systems Group Inc.	9,097	111,256
Amdocs Ltd.(a)	43,098	1,180,023
American Tower Corp. Class A(a)	87,707	3,154,821
Anaren Inc.(a)	3,614	36,682
Anixter International Inc.(a)	6,703	398,896
Applied Signal Technology Inc.	2,744	47,691
ARRIS Group Inc.(a)	26,224	202,711
Aruba Networks Inc.(a)	11,529	59,144
AT&T Inc.	1,309,595	36,563,892
Atheros Communications Inc.(a)	13,450	317,151
Atlantic Tele-Network Inc.	1,966	55,048
Avanex Corp.(a)	2,708	12,673
BigBand Networks Inc.(a)	9,571	35,317
Black Box Corp.	3,831	132,284
Cbeyond Inc.(a)	5,940	85,477
Centennial Communications Corp.(a)	14,847	92,645
CenturyTel Inc.	22,999	842,913
Ciena Corp.(a)	19,301	194,554
Cincinnati Bell Inc.(a)	52,765	163,044
Cisco Systems Inc.(a)	1,302,157	29,376,662
Clearwire Corp. Class A(a)(b)	14,811	175,955
CommScope Inc.(a)	15,402	533,525
Comtech Telecommunications Corp.(a)	5,535	272,543
Consolidated Communications Holdings Inc.	5,019	75,687
Corning Inc.	346,902	5,425,547
CPI International Inc.(a)	1,543	22,343
Crown Castle International Corp.(a)	62,305	1,804,976
EchoStar Corp.(a)	9,029	217,599
Embarq Corp.	32,489	1,317,429
EMS Technologies Inc.(a)	3,274	73,043
Extreme Networks Inc.(a)	25,272	85,167
FairPoint Communications Inc.	19,659	170,443
FiberTower Corp.(a)	21,969	30,317
Finisar Corp.(a)	94,623	95,569
Foundry Networks Inc.(a)	31,599	575,418
Frontier Communications Corp.	71,836	826,114
General Communication Inc. Class A(a)	11,438	105,916
GeoEye Inc.(a)	3,813	84,382
Global Crossing Ltd.(a)	5,780	87,625
Globalstar Inc.(a)	12,546	21,328
Globecomm Systems Inc.(a)	4,411	38,552
Harmonic Inc.(a)	20,033	169,279
Harris Corp.	29,741	1,374,034
Harris Stratex Networks Inc.(a)	5,253	41,026
Hughes Communications Inc.(a)	1,401	51,417
Hungarian Telephone and Cable Corp.(a)	773	15,383
Hypercom Corp.(a)	11,368	45,245
ICO Global Communications (Holdings) Ltd.(a)	21,952	23,928

IDT Corp. Class B(a)	10,566	7,819
Infinera Corp.(a)	20,472	195,712
InterDigital Inc.(a)	9,982	240,067
Iowa Telecommunications Services Inc.	6,489	121,215
iPCS Inc.(a)	3,585	79,838
Ixia(a)	9,305	68,578
JDS Uniphase Corp.(a)	48,797	412,823
Juniper Networks Inc.(a)	115,699	2,437,778
Knology Inc.(a)	5,572	44,966
Leap Wireless International Inc.(a)	11,595	441,770
Level 3 Communications Inc.(a)(b)	340,565	919,526
Loral Space & Communications Inc.(a)	2,445	36,113
MasTec Inc.(a)	9,046	120,221
MetroPCS Communications Inc.(a)	53,692	751,151
Motorola Inc.	497,186	3,549,908
MRV Communications Inc.(a)	33,562	39,268
NETGEAR Inc.(a)	7,379	110,685
NeuStar Inc. Class A(a)	17,818	354,400
Neutral Tandem Inc.(a)	4,384	81,279
Newport Corp.(a)	7,445	80,257
NextWave Wireless Inc.(a)	7,630	4,578
NII Holdings Inc. Class B(a)	36,959	1,401,485
Novatel Wireless Inc.(a)	6,927	41,978
NTELOS Holdings Corp.	7,050	189,575
Oplink Communications Inc.(a)	4,769	57,562
Opnext Inc.(a)	3,993	18,328
ORBCOMM Inc.(a)(b)	5,609	27,652
PAETEC Holding Corp.(a)	27,325	58,749
ParkerVision Inc.(a)	5,054	50,540
Plantronics Inc.	11,393	256,570
Polycom Inc.(a)	18,929	437,828
Powerwave Technologies Inc.(a)	27,788	110,040
Preformed Line Products Co.	561	32,729
Premiere Global Services Inc.(a)	13,686	192,425
QUALCOMM Inc.	356,850	15,333,845
Qwest Communications International Inc.	331,569	1,070,968
RCN Corp.(a)	9,007	110,426
RF Micro Devices Inc.(a)	58,221	170,005
SAVVIS Inc.(a)(b)	7,756	104,241
SBA Communications Corp.(a)	24,104	623,570
Shenandoah Telecommunications Co.	4,968	109,644
ShoreTel Inc.(a)	7,466	42,855
Sonus Networks Inc.(a)	44,992	129,577
Sprint Nextel Corp.	612,235	3,734,634
Starent Networks Corp.(a)(b)	6,560	84,886
Switch & Data Facilities Co. Inc.(a)	4,272	53,186
Sycamore Networks Inc.(a)	39,300	126,939
Symmetricom Inc.(a)	9,889	49,148
Syniverse Holdings Inc.(a)	11,335	188,274
Tekelec(a)	15,317	214,285
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	22,963	820,927
Tellabs Inc.(a)	89,838	364,742
TerreStar Corp.(a)	12,855	12,855
3Com Corp.(a)	85,449	199,096
tw telecom inc.(a)	33,169	344,626
United States Cellular Corp.(a)	3,574	167,692
USA Mobility Inc.(a)	4,921	54,131
UTStarcom Inc.(a)(b)	22,760	76,701
Verizon Communications Inc.	628,426	20,166,190
Viasat Inc.(a)	5,138	121,154
Virgin Media Inc.	64,285	507,852
Virgin Mobile USA Inc. Class A(a)	5,919	17,402

Vonage Holdings Corp.(a)(b)	13,803	13,803
Windstream Corp.	98,643	1,079,154

		146,496,908
TEXTILES—0.07%
Cintas Corp.	28,693	823,776
G&K Services Inc. Class A	4,626	152,889
Mohawk Industries Inc.(a)(b)	12,489	841,634
UniFirst Corp.	3,078	132,631

		1,950,930
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	27,175	943,516
JAKKS Pacific Inc.(a)	5,971	148,738
LeapFrog Enterprises Inc.(a)	7,346	77,574
Marvel Entertainment Inc.(a)	10,568	360,792
Mattel Inc.	80,465	1,451,589
RC2 Corp.(a)	3,603	72,060

		3,054,269
TRANSPORTATION—1.88%
Alexander & Baldwin Inc.	9,327	410,668
American Commercial Lines Inc.(a)(b)	8,428	89,674
Arkansas Best Corp.	4,820	162,386
Arlington Tankers Ltd.	2,787	42,864
Atlas Air Worldwide Holdings Inc.(a)	2,973	119,842
Bristow Group Inc.(a)	5,403	182,838
Burlington Northern Santa Fe Corp.	62,062	5,736,391
C.H. Robinson Worldwide Inc.	37,463	1,909,114
CAI International Inc.(a)	1,624	17,961
Celadon Group Inc.(a)	5,002	57,373
Con-way Inc.	9,966	439,600
CSX Corp.	89,450	4,881,287
DHT Maritime Inc.	10,111	67,946
Dynamex Inc.(a)	2,283	64,974
Eagle Bulk Shipping Inc.	10,025	139,749
Expeditors International Washington Inc.	47,051	1,639,257
FedEx Corp.	68,368	5,403,807
Forward Air Corp.	6,446	175,525
Frontline Ltd.	10,584	508,773
Genco Shipping & Trading Ltd.	5,399	179,463
General Maritime Corp.	6,061	118,068
Genesee & Wyoming Inc. Class A(a)	6,703	251,497
Golar LNG Ltd.	7,430	98,670
GulfMark Offshore Inc.(a)	5,114	229,516
Heartland Express Inc.	12,352	191,703
Horizon Lines Inc. Class A	7,195	71,015
Hub Group Inc. Class A(a)	8,139	306,433
International Shipholding Corp.(a)	1,368	29,959
J.B. Hunt Transport Services Inc.	17,999	600,627
Kansas City Southern Industries Inc.(a)	19,945	884,760
Kirby Corp.(a)	12,207	463,134
Knight Transportation Inc.	12,208	207,170
Knightsbridge Tankers Ltd.	3,762	99,580
Landstar System Inc.	11,594	510,832
Marten Transport Ltd.(a)	3,261	63,622
Nordic American Tanker Shipping Ltd.	7,465	239,328
Norfolk Southern Corp.	82,885	5,487,816
Old Dominion Freight Line Inc.(a)	6,354	180,072
Overseas Shipholding Group Inc.	5,424	316,273
Pacer International Inc.	7,723	127,198
Patriot Transportation Holding Inc.(a)	305	24,095
PHI Inc.(a)	2,989	110,384

Ryder System Inc.	12,555	778,410
Saia Inc.(a)	3,067	40,730
Ship Finance International Ltd.	9,814	211,590
TBS International Ltd.(a)	2,327	31,321
Teekay Corp.	9,550	251,929
Teekay Tankers Ltd. Class A	3,009	50,942
Ultrapetrol (Bahamas) Ltd.(a)	5,306	41,652
Union Pacific Corp.	113,883	8,103,914
United Parcel Service Inc. Class B	150,762	9,481,422
Universal Truckload Services Inc.(a)	1,135	27,649
UTi Worldwide Inc.	21,516	366,202
Werner Enterprises Inc.	9,907	215,081
YRC Worldwide Inc.(a)(b)	12,264	146,677

		52,588,763
TRUCKING & LEASING—0.03%
Aircastle Ltd.	9,567	94,809
AMERCO(a)	2,287	95,894
GATX Corp.	10,771	426,208
Greenbrier Companies Inc. (The)	3,394	66,217
TAL International Group Inc.	3,477	72,391
Textainer Group Holdings Ltd.	1,517	23,043

		778,562
WATER—0.06%
American States Water Co.	3,597	138,485
American Water Works Co. Inc.	13,942	299,753
Aqua America Inc.	28,920	514,198
California Water Service Group	4,164	160,314
Connecticut Water Service Inc.	1,833	53,065
Consolidated Water Co. Ltd.(b)	3,087	52,541
Middlesex Water Co.	2,964	51,781
PICO Holdings Inc.(a)	3,884	139,474
SJW Corp.	3,238	97,043
Southwest Water Co.	5,107	65,114

		1,571,768

TOTAL COMMON STOCKS
(Cost: $3,463,403,968)		2,787,056,490

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	309	201

		201

TOTAL RIGHTS
(Cost: $287)		201

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(b)(c)	87	0

		0

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	2,555,878	2,555,878
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	44,272,481	44,272,481

		46,828,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,828,359)		46,828,359

TOTAL INVESTMENTS IN SECURITIES—101.45%
(Cost: $3,510,232,614)		2,833,885,050
Other Assets, Less Liabilities—(1.45)%		(40,399,351)

NET ASSETS—100.00%		$2,793,485,699

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.30%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,454	$33,571
Gaiam Inc. Class A(a)	1,279	13,557
Greenfield Online Inc.(a)	2,007	34,922
Harte-Hanks Inc.	330	3,422
Interpublic Group of Companies Inc. (The)(a)	31,399	243,342
inVentiv Health Inc.(a)	2,503	44,203
Lamar Advertising Co. Class A(a)(b)	6,088	188,058
Marchex Inc. Class B	1,538	15,826
Omnicom Group Inc.	23,053	888,924

		1,465,825
AEROSPACE & DEFENSE—2.53%
AAR Corp.(a)	705	11,696
AeroVironment Inc.(a)	783	25,017
Alliant Techsystems Inc.(a)	1,078	101,267
Argon ST Inc.(a)	925	21,728
BE Aerospace Inc.(a)	6,808	107,771
Boeing Co. (The)	58,326	3,344,996
Curtiss-Wright Corp.	2,972	135,077
Esterline Technologies Corp.(a)	1,927	76,290
GenCorp Inc.(a)	4,028	27,149
Goodrich Corp.	9,745	405,392
HEICO Corp.	1,733	56,877
Herley Industries Inc.(a)	323	5,523
Kaman Corp.	77	2,193
L-3 Communications Holdings Inc.	7,356	723,242
LMI Aerospace Inc.(a)	445	8,949
Lockheed Martin Corp.	25,578	2,805,139
Moog Inc. Class A(a)	313	13,421
Northrop Grumman Corp.	6,780	410,461
Orbital Sciences Corp.(a)	4,540	108,824
Raytheon Co.	11,973	640,675
Rockwell Collins Inc.	12,505	601,365
Teledyne Technologies Inc.(a)	2,757	157,590
TransDigm Group Inc.(a)	2,561	87,663
Triumph Group Inc.	731	33,414
United Technologies Corp.	43,143	2,591,169

		12,502,888
AGRICULTURE—3.07%
AgFeed Industries Inc.(a)	1,418	11,202
Alico Inc.	255	12,095
Alliance One International Inc.(a)	5,442	20,680
Altria Group Inc.	121,781	2,416,135
Cadiz Inc.(a)(b)	803	15,313
Lorillard Inc.	7,068	502,888
Monsanto Co.	42,625	4,219,022
Philip Morris International Inc.	163,818	7,879,646
Tejon Ranch Co.(a)	774	28,754
Vector Group Ltd.	2,582	45,598

		15,151,333

AIRLINES—0.07%
AirTran Holdings Inc.(a)	4,729	11,491
Allegiant Travel Co.(a)	928	32,777
AMR Corp.(a)	9,766	95,902
Copa Holdings SA Class A	1,718	55,835
Delta Air Lines Inc.(a)	11,505	85,712
Hawaiian Holdings Inc.(a)	2,708	25,130
UAL Corp.	4,578	40,241

		347,088
APPAREL—0.78%
American Apparel Inc.(a)	2,595	21,279
Cherokee Inc.	449	9,869
Coach Inc.(a)	26,439	662,033
Crocs Inc.(a)(b)	5,960	21,337
Deckers Outdoor Corp.(a)	1,011	105,225
G-III Apparel Group Ltd.(a)	532	9,954
Guess? Inc.	4,714	164,000
Gymboree Corp.(a)	1,566	55,593
Hanesbrands Inc.(a)	7,261	157,927
Iconix Brand Group Inc.(a)	3,068	40,129
Maidenform Brands Inc.(a)	1,008	14,626
Nike Inc. Class B	27,538	1,842,292
Perry Ellis International Inc.(a)	487	7,261
Phillips-Van Heusen Corp.	3,504	132,837
Polo Ralph Lauren Corp.	4,331	288,618
SKECHERS U.S.A. Inc. Class A(a)	201	3,383
True Religion Apparel Inc.(a)(b)	1,304	33,708
Volcom Inc.(a)	1,441	24,900
Warnaco Group Inc. (The)(a)(b)	3,531	159,919
Weyco Group Inc.	298	9,974
Wolverine World Wide Inc.	3,837	101,527

		3,866,391
AUTO MANUFACTURERS—0.23%
Force Protection Inc.(a)	2,768	7,418
Oshkosh Corp.	4,031	53,048
PACCAR Inc.	28,382	1,083,909

		1,144,375
AUTO PARTS & EQUIPMENT—0.20%
Amerigon Inc. Class A(a)	1,531	10,074
BorgWarner Inc.	7,850	257,244
Exide Technologies Inc.(a)	5,826	42,996
Fuel Systems Solutions Inc.(a)	926	31,901
Goodyear Tire & Rubber Co. (The)(a)	12,033	184,225
Hayes Lemmerz International Inc.(a)	951	2,596
Johnson Controls Inc.	7,018	212,856
Spartan Motors Inc.	212	674
Titan International Inc.	2,617	55,794
Visteon Corp.(a)	2,046	4,747
WABCO Holdings Inc.	5,075	180,366
Wonder Auto Technology Inc.(a)	1,177	7,545

		991,018
BANKS—0.40%
Cardinal Financial Corp.	1,204	9,728
Cass Information Systems Inc.	505	18,104
Enterprise Financial Services Corp.(b)	517	11,664
First Financial Bankshares Inc.	277	14,371
Hancock Holding Co.	177	9,027
Northern Trust Corp.	15,489	1,118,306
Pinnacle Financial Partners Inc.(a)	431	13,275
PrivateBancorp Inc.(b)	1,649	68,697

Signature Bank(a)	2,018	70,388
Smithtown Bancorp Inc.	180	4,050
State Street Corp.	8,761	498,326
Suffolk Bancorp	281	11,074
SVB Financial Group(a)(b)	484	28,033
SY Bancorp Inc.	166	5,083
TrustCo Bank Corp. NY	2,043	23,924
Westamerica Bancorporation(b)	1,023	58,853

		1,962,903
BEVERAGES—3.57%
Anheuser-Busch Companies Inc.	30,610	1,985,977
Boston Beer Co. Inc. Class A(a)	719	34,145
Brown-Forman Corp. Class B	4,778	343,108
Coca-Cola Bottling Co. Consolidated	275	12,006
Coca-Cola Co. (The)	127,248	6,728,874
Green Mountain Coffee Roasters Inc.(a)	1,248	49,096
Hansen Natural Corp.(a)(b)	5,595	169,249
National Beverage Corp.(a)	58	514
Peet’s Coffee & Tea Inc.(a)	994	27,752
PepsiCo Inc.	115,785	8,251,997

		17,602,718
BIOTECHNOLOGY—2.36%
Abraxis BioScience Inc.(a)	554	38,204
Acorda Therapeutics Inc.(a)	2,530	60,340
Affymax Inc.(a)	796	15,801
Affymetrix Inc.(a)	2,837	21,958
Alexion Pharmaceuticals Inc.(a)	5,990	235,407
AMAG Pharmaceuticals Inc.(a)	1,269	49,148
American Oriental Bioengineering Inc.(a)	4,535	29,432
Arena Pharmaceuticals Inc.(a)	1,517	7,585
ARIAD Pharmaceuticals Inc.(a)	5,438	13,432
ArQule Inc.(a)	2,788	8,977
AVANT Immunotherapeutics Inc.(a)	1,190	13,840
Biogen Idec Inc.(a)	22,577	1,135,397
BioMimetic Therapeutics Inc.(a)	762	8,428
Bio-Rad Laboratories Inc. Class A(a)	1,483	146,995
Cambrex Corp.(a)	1,282	7,884
Celera Corp.(a)	2,314	35,751
Celgene Corp.(a)	33,888	2,144,433
Cell Genesys Inc.(a)	7,545	4,452
Charles River Laboratories International Inc.(a)	2,438	135,382
Cougar Biotechnology Inc.(a)	1,189	39,701
CryoLife Inc.(a)	2,193	28,772
Cytokinetics Inc.(a)	1,734	8,219
Cytori Therapeutics Inc.(a)	1,535	8,105
Enzo Biochem Inc.(a)	2,248	24,683
Enzon Pharmaceuticals Inc.(a)	3,715	27,417
Exelixis Inc.(a)	7,793	47,381
Genentech Inc.(a)	36,043	3,196,293
Genomic Health Inc.(a)	994	22,514
Genzyme Corp.(a)	20,799	1,682,431
Geron Corp.(a)	3,867	15,275
GTx Inc.(a)(b)	1,235	23,490
Halozyme Therapeutics Inc.(a)	4,576	33,588
Human Genome Sciences Inc.(a)	1,232	7,823
Idera Pharmaceuticals Inc.(a)	1,455	20,472
Illumina Inc.(a)	9,532	386,332
ImmunoGen Inc.(a)	3,313	16,267
Immunomedics Inc.(a)	3,552	6,323
Incyte Corp.(a)	5,199	39,772
Integra LifeSciences Holdings Corp.(a)	1,451	63,888
InterMune Inc.(a)(b)	2,324	39,764
Invitrogen Corp.(a)	2,208	83,462

Lexicon Pharmaceuticals Inc.(a)	1,811	3,224
Marshall Edwards Inc.(a)	1,353	2,909
Martek Biosciences Corp.	2,541	79,838
Maxygen Inc.(a)	784	3,316
Medivation Inc.(a)(b)	2,033	53,793
Millipore Corp.(a)	4,278	294,326
Molecular Insight Pharmaceuticals Inc.(a)	1,337	10,268
Momenta Pharmaceuticals Inc.(a)	1,939	25,420
Myriad Genetics Inc.(a)	3,484	226,042
Nanosphere Inc.(a)	1,217	10,381
Nektar Therapeutics(a)	2,996	10,756
Novavax Inc.(a)	4,043	11,725
Omrix Biopharmaceuticals Inc.(a)	996	17,868
Optimer Pharmaceuticals Inc.(a)	1,842	14,644
Orexigen Therapeutics Inc.(a)	1,542	16,638
PDL BioPharma Inc.	9,723	90,521
Protalix BioTherapeutics Inc.(a)	1,286	2,868
Regeneron Pharmaceuticals Inc.(a)	4,692	102,426
Repligen Corp.(a)	2,444	11,511
Rexahn Pharmaceuticals Inc.(a)(b)	2,058	2,655
RTI Biologics Inc.(a)	4,206	39,326
Sangamo BioSciences Inc.(a)	2,573	19,812
Savient Pharmaceuticals Inc.(a)	4,081	60,848
Seattle Genetics Inc.(a)	4,728	50,590
Sequenom Inc.(a)	4,424	117,767
Tercica Inc.(a)	1,302	11,640
Vertex Pharmaceuticals Inc.(a)	11,625	386,415
XOMA Ltd.(a)	8,088	16,985

		11,629,330
BUILDING MATERIALS—0.15%
AAON Inc.	1,001	18,208
Apogee Enterprises Inc.	1,090	16,383
China Architectural Engineering Inc.(a)(b)	1,315	9,323
Drew Industries Inc.(a)	170	2,909
Eagle Materials Inc.	2,960	66,215
Lennox International Inc.	3,592	119,506
Martin Marietta Materials Inc.(b)	2,981	333,812
Quanex Building Products Corp.	1,830	27,889
Texas Industries Inc.	1,798	73,466
Trex Co. Inc.(a)(b)	228	4,129
USG Corp.(a)	2,844	72,806

		744,646
CHEMICALS—1.68%
Aceto Corp.	79	758
Air Products and Chemicals Inc.	16,359	1,120,428
Airgas Inc.	6,465	320,987
Albemarle Corp.	7,085	218,501
American Vanguard Corp.	1,282	19,333
Arch Chemicals Inc.	688	24,286
Balchem Corp.	1,269	33,844
Celanese Corp. Class A	10,237	285,715
CF Industries Holdings Inc.	4,347	397,577
Chemtura Corp.	1,048	4,779
Ecolab Inc.	13,563	658,077
Ferro Corp.	2,986	60,019
FMC Corp.	2,254	115,833
Hercules Inc.	4,852	96,021
Huntsman Corp.	1,329	16,745
ICO Inc.(a)	799	4,482
Innophos Holdings Inc.	448	10,922
Innospec Inc.	1,083	13,061
International Flavors & Fragrances Inc.	6,264	247,177
Intrepid Potash Inc.(a)	1,515	45,662

Landec Corp.(a)	1,534	12,563
Minerals Technologies Inc.	700	41,552
Mosaic Co. (The)	12,065	820,661
NewMarket Corp.	1,034	54,347
NL Industries Inc.	294	3,019
PPG Industries Inc.	1,435	83,689
Praxair Inc.	24,346	1,746,582
Quaker Chemical Corp.	696	19,808
Rohm and Haas Co.	8,730	611,100
ShengdaTech Inc.(a)(b)	1,844	12,908
Sherwin-Williams Co. (The)	7,811	446,477
Sigma-Aldrich Corp.	5,279	276,725
Solutia Inc.(a)	5,633	78,862
Stepan Co.	218	11,896
Symyx Technologies Inc.(a)	1,278	12,665
Terra Industries Inc.	7,081	208,181
Valhi Inc.	200	3,600
W.R. Grace & Co.(a)	4,298	64,986
Zep Inc.	1,588	28,012
Zoltek Companies Inc.(a)	2,177	37,248

		8,269,088
COAL—0.59%
Alpha Natural Resources Inc.(a)	5,483	281,991
Arch Coal Inc.	11,234	369,486
CONSOL Energy Inc.	14,240	653,474
Foundation Coal Holdings Inc.	3,523	125,348
International Coal Group Inc.(a)(b)	9,857	61,508
James River Coal Co.(a)	1,981	43,562
Massey Energy Co.	6,268	223,580
National Coal Corp.(a)	1,807	9,451
Patriot Coal Corp.(a)	6,014	174,707
Peabody Energy Corp.	21,102	949,590
Westmoreland Coal Co.(a)	701	11,076

		2,903,773
COMMERCIAL SERVICES—2.85%
Accenture Ltd.	46,435	1,764,530
Administaff Inc.	1,722	46,873
Advance America Cash Advance Centers Inc.	1,044	3,122
Advisory Board Co. (The)(a)	1,277	38,514
Albany Molecular Research Inc.(a)	752	13,604
Alliance Data Systems Corp.(a)	5,231	331,541
American Public Education Inc.(a)	824	39,783
AMN Healthcare Services Inc.(a)	2,504	43,995
Apollo Group Inc. Class A(a)	9,952	590,154
Arbitron Inc.	2,209	98,720
Bankrate Inc.(a)(b)	994	38,677
Bowne & Co. Inc.	202	2,333
Capella Education Co.(a)	1,075	46,074
Cardtronics Inc.(a)	796	6,257
CBIZ Inc.(a)	3,490	29,490
CDI Corp.	225	5,024
Cenveo Inc.(a)	3,814	29,330
Chemed Corp.	1,332	54,692
China Direct Inc.(a)	521	2,199
Coinstar Inc.(a)	2,199	70,368
Consolidated Graphics Inc.(a)	501	15,195
Corinthian Colleges Inc.(a)	6,815	102,225
Corporate Executive Board Co. (The)	2,728	85,250
Corrections Corp. of America(a)	8,588	213,412
CorVel Corp.(a)	525	15,020
CoStar Group Inc.(a)(b)	1,446	65,634
CRA International Inc.(a)	525	14,427
Cross Country Healthcare Inc.(a)	219	3,568

Deluxe Corp.	2,065	29,715
DeVry Inc.	4,765	236,058
Dollar Financial Corp.(a)	1,923	29,595
DynCorp International Inc.(a)	245	4,106
Emergency Medical Services Corp. Class A(a)	305	9,113
Equifax Inc.	5,338	183,894
ExlService Holdings Inc.(a)	1,279	11,230
Exponent Inc.(a)	770	25,479
Forrester Research Inc.(a)	1,222	35,829
FTI Consulting Inc.(a)	3,936	284,337
Gartner Inc.(a)	4,576	103,784
Genpact Ltd.(a)(b)	4,500	46,755
GEO Group Inc. (The)(a)	3,970	80,234
Global Cash Access Inc.(a)	1,968	9,958
H&R Block Inc.	25,330	576,257
Hackett Group Inc. (The)(a)	3,220	17,517
Healthcare Services Group Inc.	3,462	63,320
Heartland Payment Systems Inc.(b)	1,932	49,382
Hertz Global Holdings Inc.(a)	1,341	10,151
Hewitt Associates Inc. Class A(a)	7,559	275,450
Hill International Inc.(a)	1,801	24,944
Hillenbrand Inc.	4,828	97,332
HMS Holdings Corp.(a)	1,777	42,577
Hudson Highland Group Inc.(a)	1,786	12,413
Huron Consulting Group Inc.(a)	1,497	85,299
ICF International Inc.(a)	20	395
ICT Group Inc.(a)	299	2,407
Integrated Electrical Services Inc.(a)	44	773
Interactive Data Corp.	1,321	33,316
Iron Mountain Inc.(a)	13,878	338,762
ITT Educational Services Inc.(a)	3,015	243,944
K12 Inc.(a)	446	11,819
Kendle International Inc.(a)	960	42,922
Kenexa Corp.(a)	1,331	21,016
Kforce Inc.(a)	293	2,992
Korn/Ferry International(a)	254	4,526
Landauer Inc.	453	32,956
Learning Tree International Inc.(a)	713	8,877
LECG Corp.(a)	779	6,287
Lender Processing Services Inc.	1,733	52,891
Lincoln Educational Services Corp.(a)	248	3,281
Manpower Inc.	479	20,674
MAXIMUS Inc.	194	7,147
McGrath RentCorp	1,251	36,054
McKesson Corp.	15,505	834,324
Michael Baker Corp.(a)	56	1,949
Midas Inc.(a)	1,033	14,214
Monro Muffler Brake Inc.	71	1,637
Monster Worldwide Inc.(a)	9,309	138,797
Morningstar Inc.(a)	1,255	69,615
Multi-Color Corp.	676	16,150
National Research Corp.	70	2,146
Navigant Consulting Inc.(a)	3,758	74,747
Net 1 UEPS Technologies Inc.(a)	3,502	78,200
Odyssey Marine Exploration Inc.(a)	2,987	13,561
PAREXEL International Corp.(a)	4,305	123,381
PeopleSupport Inc.(a)	811	9,481
Pharmaceutical Product Development Inc.	8,300	343,205
PharmaNet Development Group Inc.(a)	203	1,466
Pre-Paid Legal Services Inc.(a)	702	28,965
PRG-Schultz International Inc.(a)	1,193	10,689
Princeton Review Inc. (The)(a)	1,028	8,224
Protection One Inc.(a)	447	3,938
Providence Service Corp. (The)(a)	694	6,801
Quanta Services Inc.(a)	10,356	279,716

Resources Connection Inc.(a)	3,522	79,351
RiskMetrics Group Inc.(a)	1,697	33,210
Robert Half International Inc.	11,092	274,527
Rollins Inc.	3,034	57,585
RSC Holdings Inc.(a)(b)	3,719	42,248
SAIC Inc.(a)	2,440	49,361
Sotheby’s Holdings Inc. Class A	5,247	105,255
Spherion Corp.(a)	2,019	9,833
Standard Parking Corp.(a)	456	10,132
Steiner Leisure Ltd.(a)	712	24,479
Strayer Education Inc.	1,092	218,684
SuccessFactors Inc.(a)(b)	1,771	19,304
Team Inc.(a)	1,457	52,627
TeleTech Holdings Inc.(a)	3,011	37,457
Ticketmaster Entertainment Inc.(a)	357	3,831
TNS Inc.(a)	1,725	33,413
Tree.com Inc.(a)	56	270
TrueBlue Inc.(a)	306	4,945
Universal Technical Institute Inc.(a)	667	11,379
Valassis Communications Inc.(a)	1,726	14,947
Visa Inc. Class A	34,831	2,138,275
VistaPrint Ltd.(a)(b)	3,301	108,405
Watson Wyatt Worldwide Inc.	2,225	110,649
Weight Watchers International Inc.	2,343	85,754
Western Union Co.	57,517	1,418,944
Wright Express Corp.(a)	2,701	80,625

		14,072,475
COMPUTERS—7.45%
Affiliated Computer Services Inc. Class A(a)	1,956	99,032
Apple Inc.(a)	68,470	7,782,300
Brocade Communications Systems Inc.(a)	4,090	23,804
CACI International Inc. Class A(a)	488	24,449
Cognizant Technology Solutions Corp.(a)	22,423	511,917
Cogo Group Inc.(a)	1,462	7,705
Compellent Technologies Inc.(a)	1,069	13,256
Cray Inc.(a)	1,247	6,459
Data Domain Inc.(a)(b)	2,550	56,788
Dell Inc.(a)	141,121	2,325,674
Diebold Inc.	4,274	141,512
DST Systems Inc.(a)(b)	2,803	156,940
Echelon Corp.(a)	2,209	21,825
EMC Corp.(a)	112,191	1,341,804
FactSet Research Systems Inc.	3,329	173,940
Furmanite Corp.(a)	2,072	21,424
Hewlett-Packard Co.	191,459	8,853,064
iGATE Corp.(a)	1,539	13,343
IHS Inc. Class A(a)	3,334	158,832
Immersion Corp.(a)	1,239	7,211
Integral Systems Inc.(a)	1,446	30,033
International Business Machines Corp.	106,662	12,475,188
Isilon Systems Inc.(a)	1,943	8,569
Jack Henry & Associates Inc.	5,346	108,684
Limelight Networks Inc.(a)	855	2,137
Magma Design Automation Inc.(a)	2,768	11,127
Manhattan Associates Inc.(a)	1,944	43,429
Mastech Holdings Inc.	100	760
Maxwell Technologies Inc.(a)	1,445	19,276
Mentor Graphics Corp.(a)	472	5,357
MICROS Systems Inc.(a)	6,314	168,331
MTS Systems Corp.	480	20,208
NCI Inc. Class A(a)	504	14,354
NCR Corp.(a)	11,754	259,176
Ness Technologies Inc.(a)	227	2,604
NetApp Inc.(a)	26,677	486,322

Netezza Corp.(a)	3,049	32,350
NetScout Systems Inc.(a)	1,958	20,833
Palm Inc.	7,090	42,327
Quantum Corp.(a)	9,019	9,741
Rackable Systems Inc.(a)	227	2,227
Radiant Systems Inc.(a)	1,951	16,954
Rimage Corp.(a)	173	2,415
Riverbed Technology Inc.(a)	4,331	54,224
SanDisk Corp.(a)	3,465	67,741
Seagate Technology	18,265	221,372
Sigma Designs Inc.(a)(b)	1,725	24,529
SRA International Inc. Class A(a)	1,731	39,173
STEC Inc.(a)	2,425	18,672
Stratasys Inc.(a)	1,496	26,135
Super Micro Computer Inc.(a)	1,474	13,281
Sykes Enterprises Inc.(a)	2,714	59,599
Synaptics Inc.(a)	2,709	81,866
Syntel Inc.	957	23,446
Teradata Corp.(a)	6,825	133,087
3D Systems Corp.(a)	1,543	21,988
3PAR Inc.(a)	2,083	13,435
Tyler Technologies Inc.(a)	2,782	42,203
Unisys Corp.(a)	15,277	42,012
Virtusa Corp.(a)	237	1,543
Western Digital Corp.(a)	17,246	367,685

		36,775,672
COSMETICS & PERSONAL CARE—2.24%
Alberto-Culver Co.	1,009	27,485
Avon Products Inc.	33,166	1,378,711
Bare Escentuals Inc.(a)(b)	4,732	51,437
Chattem Inc.(a)(b)	1,256	98,194
Colgate-Palmolive Co.	39,459	2,973,236
Estee Lauder Companies Inc. (The) Class A	7,586	378,617
Inter Parfums Inc.	43	583
Procter & Gamble Co. (The)	87,964	6,130,211

		11,038,474
DISTRIBUTION & WHOLESALE—0.37%
Beacon Roofing Supply Inc.(a)	1,583	24,726
BMP Sunstone Corp.(a)	1,965	13,637
Central European Distribution Corp.(a)	3,180	144,404
Chindex International Inc.(a)	826	8,970
Fastenal Co.	10,040	495,876
Houston Wire & Cable Co.	1,234	21,188
LKQ Corp.(a)	10,535	178,779
MWI Veterinary Supply Inc.(a)	784	30,803
Owens & Minor Inc.	2,941	142,638
Pool Corp.	3,012	70,270
ScanSource Inc.(a)	1,468	42,264
Tech Data Corp.(a)	558	16,656
W.W. Grainger Inc.	5,972	519,385
Watsco Inc.	977	49,124
WESCO International Inc.(a)	2,435	78,358

		1,837,078
DIVERSIFIED FINANCIAL SERVICES—2.45%
Affiliated Managers Group Inc.(a)	3,208	265,783
American Express Co.	65,697	2,327,645
Asset Acceptance Capital Corp.(a)	952	10,034
BGC Partners Inc. Class A	1,944	8,340
BlackRock Inc.	993	193,138
Broadpoint Securities Group Inc.(a)	303	879
Charles Schwab Corp. (The)	72,614	1,887,964
CME Group Inc.	3,681	1,367,528

Cohen & Steers Inc.	792	22,437
Credit Acceptance Corp.(a)(b)	308	5,236
Diamond Hill Investment Group Inc.(a)(b)	169	15,196
Doral Financial Corp.(a)	19	207
Duff & Phelps Corp. Class A(a)	802	16,866
E*TRADE Financial Corp.(a)(b)	5,782	16,190
Eaton Vance Corp.	7,987	281,382
Epoch Holding Corp.	562	5,929
FCStone Group Inc.(a)	1,762	31,698
Federal Home Loan Mortgage Corp.(b)	46,118	78,862
Federated Investors Inc. Class B	6,782	195,661
First Marblehead Corp. (The)(b)	2,068	5,149
Franklin Resources Inc.	6,344	559,097
GAMCO Investors Inc. Class A	207	12,275
GFI Group Inc.	5,685	26,776
GLG Partners Inc.(b)	3,800	20,596
Goldman Sachs Group Inc. (The)	3,250	416,000
Greenhill & Co. Inc.(b)	1,312	96,760
Interactive Brokers Group Inc. Class A(a)	3,190	70,722
IntercontinentalExchange Inc.(a)	5,498	443,579
International Assets Holding Corp.(a)	304	7,329
Invesco Ltd.	3,788	79,472
Investment Technology Group Inc.(a)	3,080	93,724
Janus Capital Group Inc.	11,779	285,994
KBW Inc.(a)(b)	60	1,976
Knight Capital Group Inc. Class A(a)	931	13,835
Landenburg Thalmann Financial Services Inc.(a)	7,040	12,672
Lazard Ltd. Class A	5,870	251,001
MF Global Ltd.(a)	3,794	16,466
Morgan Stanley	5,070	116,610
NASDAQ OMX Group Inc. (The)(a)	5,742	175,533
NewStar Financial Inc.(a)	500	4,045
NYSE Euronext Inc.	12,371	484,696
optionsXpress Holdings Inc.	3,206	62,261
Portfolio Recovery Associates Inc.(a)(b)	769	37,396
Pzena Investment Management Inc. Class A	70	664
SLM Corp.(a)	32,150	396,731
Stifel Financial Corp.(a)	71	3,543
T. Rowe Price Group Inc.	20,157	1,082,632
TD Ameritrade Holding Corp.(a)	18,813	304,771
TradeStation Group Inc.(a)	2,046	19,130
U.S. Global Investors Inc. Class A	801	8,050
Waddell & Reed Financial Inc. Class A	6,751	167,087
Westwood Holdings Group Inc.	325	15,405
World Acceptance Corp.(a)	1,258	45,288

		12,068,240
ELECTRIC—1.54%
AES Corp. (The)(a)	52,226	610,522
Allegheny Energy Inc.	13,061	480,253
Calpine Corp.(a)	27,552	358,176
CenterPoint Energy Inc.	16,127	234,970
Constellation Energy Group Inc.	12,725	309,217
DPL Inc.	703	17,434
EnerNOC Inc.(a)(b)	216	2,233
Entergy Corp.	10,542	938,343
Exelon Corp.	25,533	1,598,876
ITC Holdings Corp.	3,818	197,658
Mirant Corp.(a)	9,238	168,963
NRG Energy Inc.(a)	6,950	172,012
Ormat Technologies Inc.	1,427	51,843
Pike Electric Corp.(a)	448	6,599
PPL Corp.	29,039	1,075,024
Public Service Enterprise Group Inc.	39,574	1,297,631
Sierra Pacific Resources Corp.	4,792	45,907

Synthesis Energy Systems Inc.(a)	919	4,457
U.S. Geothermal Inc.(a)	4,805	8,553

		7,578,671
ELECTRICAL COMPONENTS & EQUIPMENT—0.92%
Advanced Battery Technologies Inc.(a)	3,240	10,465
Advanced Energy Industries Inc.(a)	523	7,155
American Superconductor Corp.(a)(b)	3,428	80,798
AMETEK Inc.	8,292	338,065
Beacon Power Corp.(a)	6,858	9,944
Belden Inc.	1,022	32,489
Capstone Turbine Corp.(a)	11,312	14,592
China BAK Battery Inc.(a)	1,664	5,990
Coleman Cable Inc.(a)	552	5,537
Emerson Electric Co.	60,708	2,476,279
Energizer Holdings Inc.(a)	4,485	361,267
Energy Conversion Devices Inc.(a)(b)	3,503	204,050
EnerSys Inc.(a)	679	13,383
Fushi Copperweld Inc.(a)	1,085	10,514
General Cable Corp.(a)	4,075	145,192
GrafTech International Ltd.(a)	7,637	115,395
Graham Corp.	422	22,830
Harbin Electric Inc.(a)(b)	454	5,380
Hubbell Inc. Class B	1,933	67,752
Insteel Industries Inc.	167	2,270
Littelfuse Inc.(a)	739	21,970
Medis Technologies Ltd.(a)(b)	1,704	3,067
Molex Inc.	2,990	67,125
Orion Energy Systems Inc.(a)(b)	702	3,938
Powell Industries Inc.(a)	540	22,037
Power-One Inc.(a)	334	484
PowerSecure International Inc.(a)	1,297	7,860
SunPower Corp. Class A(a)(b)	3,096	219,599
SunPower Corp. Class B(a)	3,218	222,203
Ultralife Corp.(a)	985	7,634
Universal Display Corp.(a)	2,252	24,682
Valence Technology Inc.(a)	2,759	9,519
Vicor Corp.	1,455	12,920

		4,552,385
ELECTRONICS—1.25%
Agilent Technologies Inc.(a)	28,376	841,632
American Science and Engineering Inc.	708	42,289
Amphenol Corp. Class A	13,610	546,305
Analogic Corp.	1,030	51,253
Applied Biosystems Inc.	13,095	448,504
Arrow Electronics Inc.(a)	681	17,856
Avnet Inc.(a)	5,090	125,367
AVX Corp.	729	7,429
Axsys Technologies Inc.(a)	702	41,376
Badger Meter Inc.	1,040	48,828
Bel Fuse Inc. Class B	43	1,224
Benchmark Electronics Inc.(a)	1,009	14,207
China Security & Surveillance Technology Inc.(a)(b)	1,912	26,539
Cogent Inc.(a)	1,825	18,652
Cymer Inc.(a)(b)	554	14,033
Daktronics Inc.	2,700	44,982
Dionex Corp.(a)	1,481	94,118
Dolby Laboratories Inc. Class A(a)	3,951	139,036
Eagle Test Systems Inc.(a)	54	827
FARO Technologies Inc.(a)	1,284	26,155
FLIR Systems Inc.(a)(b)	10,713	411,593
Garmin Ltd.(a)(b)	9,985	338,891
Gentex Corp.	11,268	161,132
ICx Technologies Inc.(a)(b)	219	1,688

II-VI Inc.(a)	1,932	74,691
Itron Inc.(a)	2,687	237,880
Jabil Circuit Inc.	7,821	74,612
L-1 Identity Solutions Inc.(a)	564	8,618
LaBarge Inc.(a)	824	12,409
Mettler-Toledo International Inc.(a)	2,719	266,462
Multi-Fineline Electronix Inc.(a)	564	8,342
National Instruments Corp.	4,471	134,354
NVE Corp.(a)	327	9,257
OSI Systems Inc.(a)	981	23,063
OYO Geospace Corp.(a)	268	10,527
Park Electrochemical Corp.	1,278	30,979
PerkinElmer Inc.	4,084	101,977
Photon Dynamics Inc.(a)	1,047	16,071
Plexus Corp.(a)	3,006	62,224
Rofin-Sinar Technologies Inc.(a)	2,293	70,189
Sanmina-SCI Corp.(a)	12,825	17,955
Sonic Solutions Inc.(a)	464	2,042
Taser International Inc.(a)(b)	4,495	32,139
Technitrol Inc.	221	3,269
Thermo Fisher Scientific Inc.(a)	11,052	607,860
Trimble Navigation Ltd.(a)	9,467	244,817
TTM Technologies Inc.(a)	305	3,026
Varian Inc.(a)	2,201	94,423
Waters Corp.(a)	7,782	452,757
Woodward Governor Co.	3,571	125,949

		6,189,808
ENERGY - ALTERNATE SOURCES—0.22%
Akeena Solar Inc.(a)	1,588	6,019
Ascent Solar Technologies Inc.(a)	518	3,149
Aventine Renewable Energy Holdings Inc.(a)	1,294	4,089
Clean Energy Fuels Corp.(a)	1,714	24,253
Comverge Inc.(a)(b)	1,579	7,263
Covanta Holding Corp.(a)	9,350	223,839
Ener1 Inc.(a)(b)	2,536	19,806
Evergreen Energy Inc.(a)(b)	6,563	6,169
Evergreen Solar Inc.(a)	10,331	57,027
First Solar Inc.(a)	3,485	658,351
FuelCell Energy Inc.(a)	4,928	29,716
GreenHunter Energy Inc.(a)(b)	289	4,118
GT Solar International Inc.(a)	1,594	17,040
Headwaters Inc.(a)	485	6,475
Pacific Ethanol Inc.(a)	1,710	2,377
Quantum Fuel Systems Technologies Worldwide Inc.(a)	4,918	6,344

		1,076,035
ENGINEERING & CONSTRUCTION—0.59%
AECOM Technology Corp.(a)	7,040	172,058
EMCOR Group Inc.(a)	2,031	53,456
ENGlobal Corp.(a)(b)	2,074	27,522
Fluor Corp.	13,788	767,992
Foster Wheeler Ltd.(a)	11,235	405,696
Jacobs Engineering Group Inc.(a)	9,491	515,456
KBR Inc.	10,733	163,893
Layne Christensen Co.(a)	306	10,842
McDermott International Inc.(a)	17,596	449,578
Orion Marine Group Inc.(a)	1,702	17,854
Perini Corp.(a)	1,582	40,800
Shaw Group Inc. (The)(a)	6,470	198,823
Stanley Inc.(a)	761	28,089
Sterling Construction Co. Inc.(a)	567	9,185
URS Corp.(a)	1,204	44,151
VSE Corp.	293	9,883

		2,915,278

ENTERTAINMENT—0.24%
Bally Technologies Inc.(a)	4,257	128,902
Cinemark Holdings Inc.	967	13,151
Dover Downs Gaming & Entertainment Inc.	1,063	8,270
Dover Motorsports Inc.	1,202	6,551
DreamWorks Animation SKG Inc. Class A(a)	6,232	195,996
Elixir Gaming Technologies Inc.(a)	4,791	1,581
Great Wolf Resorts Inc.(a)	229	838
International Game Technology Inc.	24,079	413,677
Macrovision Solutions Corp.(a)	492	7,567
National CineMedia Inc.	3,018	33,349
Penn National Gaming Inc.(a)	5,768	153,256
Ricks Cabaret International Inc.(a)	479	4,704
Scientific Games Corp. Class A(a)	4,980	114,640
Shuffle Master Inc.(a)	4,597	23,399
Vail Resorts Inc.(a)	2,268	79,267
Warner Music Group Corp.	1,467	11,149

		1,196,297
ENVIRONMENTAL CONTROL—0.40%
American Ecology Corp.	1,262	34,920
Calgon Carbon Corp.(a)	3,207	65,295
Casella Waste Systems Inc. Class A(a)	1,000	11,740
Clean Harbors Inc.(a)	1,545	104,365
Darling International Inc.(a)	6,277	69,737
Energy Recovery Inc.(a)	777	7,374
EnergySolutions Inc.	2,559	25,590
Fuel Tech Inc.(a)(b)	1,251	22,631
Metalico Inc.(a)(b)	1,709	10,083
Met-Pro Corp.	1,196	17,450
Mine Safety Appliances Co.	757	28,857
Nalco Holding Co.	10,215	189,386
Rentech Inc.(a)	11,760	15,641
Republic Services Inc.	11,114	333,198
Stericycle Inc.(a)	6,660	392,341
Tetra Tech Inc.(a)	4,558	109,665
Waste Connections Inc.(a)	5,197	178,257
Waste Management Inc.	10,822	340,785

		1,957,315
FOOD—1.28%
American Dairy Inc.(a)	485	4,913
Arden Group Inc. Class A	101	14,708
Calavo Growers Inc.	790	9,843
Cal-Maine Foods Inc.(b)	831	22,803
Campbell Soup Co.	8,489	327,675
Dean Foods Co.(a)	8,237	192,416
Diamond Foods Inc.	1,250	35,038
Flowers Foods Inc.	3,590	105,402
General Mills Inc.	2,228	153,108
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	992	10,733
H.J. Heinz Co.	13,585	678,842
Hain Celestial Group Inc.(a)	313	8,617
Hershey Co. (The)	6,023	238,149
HQ Sustainable Maritime Industries Inc.(a)	513	2,596
Kellogg Co.	11,083	621,756
Kroger Co. (The)	22,665	622,834
Lance Inc.	345	7,828
Lifeway Foods Inc.(a)	337	3,943
M&F Worldwide Corp.(a)	36	1,440
McCormick & Co. Inc. NVS	3,270	125,732
Pilgrim’s Pride Corp.	317	789
Ralcorp Holdings Inc.(a)	501	33,772
Ruddick Corp.	202	6,555

Sanderson Farms Inc.	253	9,295
Smart Balance Inc.(a)(b)	3,748	24,587
Spartan Stores Inc.	219	5,449
Sysco Corp.	46,696	1,439,638
Tootsie Roll Industries Inc.	522	15,091
Tyson Foods Inc. Class A	2,440	29,134
United Natural Foods Inc.(a)	1,017	25,415
Whole Foods Market Inc.(b)	10,868	217,686
Winn-Dixie Stores Inc.(a)	2,455	34,125
Wm. Wrigley Jr. Co.	15,847	1,258,252
Zhongpin Inc.(a)	1,456	15,477

		6,303,641
FOREST PRODUCTS & PAPER—0.08%
Deltic Timber Corp.	754	47,985
Plum Creek Timber Co. Inc.	4,315	215,146
Potlatch Corp.	1,078	50,008
Rayonier Inc.	751	35,560
Rock-Tenn Co. Class A	1,080	43,178
Xerium Technologies Inc.(b)	2,124	13,679

		405,556
GAS—0.01%
Energen Corp.	1,038	47,001
EnergySouth Inc.	198	12,163

		59,164
HAND & MACHINE TOOLS—0.06%
Franklin Electric Co. Inc.	1,057	47,089
Kennametal Inc.	1,259	34,144
K-Tron International Inc.(a)	208	26,797
Lincoln Electric Holdings Inc.	2,240	144,054
Raser Technologies Inc.(a)	2,249	19,117
Thermadyne Holdings Corp.(a)	234	3,901

		275,102
HEALTH CARE - PRODUCTS—4.95%
Abaxis Inc.(a)	1,506	29,668
ABIOMED Inc.(a)	2,458	43,630
Accuray Inc.(a)(b)	2,792	22,531
Advanced Medical Optics Inc.(a)	3,480	61,874
Align Technology Inc.(a)(b)	4,804	52,027
Alphatec Holdings Inc.(a)	1,960	9,016
American Medical Systems Holdings Inc.(a)	5,693	101,108
AngioDynamics Inc.(a)	718	11,344
ArthroCare Corp.(a)(b)	1,995	55,301
Atrion Corp.	80	8,242
Baxter International Inc.	48,746	3,199,200
Beckman Coulter Inc.	3,970	281,830
Becton, Dickinson and Co.	19,007	1,525,502
Boston Scientific Corp.(a)	7,552	92,663
Bruker Corp.(a)	3,953	52,693
C.R. Bard Inc.	7,722	732,586
CardioNet Inc.(a)	319	7,962
Cepheid Inc.(a)	4,455	61,613
Clinical Data Inc.(a)	790	12,703
Columbia Laboratories Inc.(a)	3,679	9,639
Conceptus Inc.(a)(b)	2,468	40,919
CONMED Corp.(a)	198	6,336
Cyberonics Inc.(a)	1,828	31,076
Cynosure Inc. Class A(a)	837	15,016
Datascope Corp.	971	50,133
DENTSPLY International Inc.	11,564	434,113
DexCom Inc.(a)	2,030	12,566
Edwards Lifesciences Corp.(a)	4,310	248,946

ev3 Inc.(a)	1,050	10,542
Exactech Inc.(a)	533	11,854
Gen-Probe Inc.(a)	4,220	223,871
Haemonetics Corp.(a)	1,954	120,601
Hansen Medical Inc.(a)(b)	1,304	17,526
Henry Schein Inc.(a)	6,517	350,875
Hill-Rom Holdings Inc.	756	22,914
Hologic Inc.(a)	9,975	192,817
ICU Medical Inc.(a)	562	17,090
IDEXX Laboratories Inc.(a)	4,633	253,888
Immucor Inc.(a)	5,526	176,611
Insulet Corp.(a)	1,451	20,198
Intuitive Surgical Inc.(a)	3,010	725,350
Invacare Corp.	474	11,442
Inverness Medical Innovations Inc.(a)	3,040	91,200
IRIS International Inc.(a)	1,454	26,027
Johnson & Johnson	57,567	3,988,242
Kensey Nash Corp.(a)	696	21,896
Kinetic Concepts Inc.(a)	4,433	126,739
Luminex Corp.(a)	3,267	81,708
Masimo Corp.(a)	3,561	132,469
Medical Action Industries Inc.(a)	230	3,020
Medtronic Inc.	87,194	4,368,419
Mentor Corp.	2,517	60,056
Meridian Bioscience Inc.	3,068	89,095
Merit Medical Systems Inc.(a)	2,181	40,937
Metabolix Inc.(a)(b)	1,687	18,355
Microvision Inc.(a)	4,027	7,812
Micrus Endovascular Corp.(a)	1,041	14,522
Natus Medical Inc.(a)	2,179	49,376
NuVasive Inc.(a)	2,707	133,536
NxStage Medical Inc.(a)	1,481	6,250
OraSure Technologies Inc.(a)	3,293	16,202
Orthofix International NV(a)	459	8,551
Orthovita Inc.(a)	5,186	13,484
Patterson Companies Inc.(a)	9,512	289,260
PSS World Medical Inc.(a)	4,803	93,659
Quidel Corp.(a)	2,037	33,427
ResMed Inc.(a)	6,013	258,559
Sirona Dental Systems Inc.(a)	1,231	28,658
Somanetics Corp.(a)	1,001	21,892
SonoSite Inc.(a)	1,226	38,496
Spectranetics Corp.(a)	2,251	10,422
St. Jude Medical Inc.(a)	26,349	1,145,918
Stereotaxis Inc.(a)(b)	1,948	11,785
Steris Corp.	4,541	170,651
Stryker Corp.	23,895	1,488,659
SurModics Inc.(a)	1,216	38,292
Symmetry Medical Inc.(a)	797	14,792
Synovis Life Technologies Inc.(a)	980	18,444
TECHNE Corp.(a)	2,992	215,783
Thoratec Corp.(a)	4,245	111,431
TomoTherapy Inc.(a)	3,014	13,804
TranS1 Inc.(a)	966	9,554
Varian Medical Systems Inc.(a)	9,774	558,389
Vision-Sciences Inc.(a)	1,291	5,151
Vital Images Inc.(a)	581	8,715
Vital Sign Inc.	567	41,901
VNUS Medical Technologies Inc.(a)	1,009	21,118
Volcano Corp.(a)	3,699	63,956
West Pharmaceutical Services Inc.	2,534	123,710
Wright Medical Group Inc.(a)	2,928	89,128
Zimmer Holdings Inc.(a)	12,080	779,885
Zoll Medical Corp.(a)	1,588	51,959

		24,421,110

HEALTH CARE - SERVICES—1.16%
Aetna Inc.	24,271	876,426
Air Methods Corp.(a)	752	21,289
Alliance Imaging Inc.(a)	1,805	18,537
Almost Family Inc.(a)	497	19,656
Amedisys Inc.(a)(b)	2,044	99,481
Assisted Living Concepts Inc.(a)	2,307	14,696
athenahealth Inc.(a)	1,574	52,367
Bio-Reference Laboratories Inc.(a)	775	22,398
Capital Senior Living Corp.(a)	470	3,572
Centene Corp.(a)	269	5,517
Community Health Systems Inc.(a)	1,706	50,003
Covance Inc.(a)	4,851	428,877
Coventry Health Care Inc.(a)	2,438	79,357
DaVita Inc.(a)	6,774	386,186
Emeritus Corp.(a)	1,523	37,923
Ensign Group Inc. (The)	202	3,452
Five Star Quality Care Inc.(a)	177	664
Genoptix Inc.(a)	680	22,216
Gentiva Health Services Inc.(a)	946	25,485
Health Management Associates Inc. Class A(a)	12,530	52,125
Health Net Inc.(a)	466	10,998
Healthways Inc.(a)	2,582	41,648
Humana Inc.(a)	7,491	308,629
IPC The Hospitalist Co. Inc.(a)	458	11,771
Laboratory Corp. of America Holdings(a)	8,616	598,812
LHC Group Inc.(a)	1,024	29,164
Life Sciences Research Inc.(a)	702	24,570
Lincare Holdings Inc.(a)	5,212	156,829
National Healthcare Corp.	554	26,104
NightHawk Radiology Holdings Inc.(a)	194	1,401
Odyssey Healthcare Inc.(a)	214	2,172
Pediatrix Medical Group Inc.(a)	3,098	167,044
Psychiatric Solutions Inc.(a)	4,340	164,703
Quest Diagnostics Inc.	10,080	520,834
RadNet Inc.(a)	1,514	6,071
Sun Healthcare Group Inc.(a)	3,188	46,736
Sunrise Senior Living Inc.(a)	3,069	42,322
Tenet Healthcare Corp.(a)	21,085	117,022
U.S. Physical Therapy Inc.(a)	948	16,457
UnitedHealth Group Inc.	35,217	894,160
Virtual Radiologic Corp.(a)(b)	710	5,794
WellCare Health Plans Inc.(a)	3,214	115,704
WellPoint Inc.(a)	3,983	186,285

		5,715,457
HOLDING COMPANIES - DIVERSIFIED—0.04%
Walter Industries Inc.	4,328	205,364

		205,364
HOME BUILDERS—0.03%
AMREP Corp.(a)(b)	22	933
Cavco Industries Inc.(a)	424	15,328
Champion Enterprises Inc.(a)	2,959	16,422
Fleetwood Enterprises Inc.(a)	4,564	4,701
NVR Inc.(a)	17	9,724
Pulte Homes Inc.	3,821	53,379
Thor Industries Inc.(b)	740	18,367
Winnebago Industries Inc.(b)	2,055	26,551

		145,405
HOME FURNISHINGS—0.06%
American Woodmark Corp.	673	15,109
DTS Inc.(a)	1,282	35,678

Harman International Industries Inc.	3,340	113,794
Hooker Furniture Corp.	30	533
Tempur-Pedic International Inc.(b)	3,565	41,924
TiVo Inc.(a)	8,014	58,662
Universal Electronics Inc.(a)	1,021	25,505

		291,205
HOUSEHOLD PRODUCTS & WARES—0.35%
Church & Dwight Co. Inc.	5,200	322,868
Clorox Co. (The)	3,296	206,626
Fossil Inc.(a)	3,523	99,454
Kimberly-Clark Corp.	13,350	865,614
Scotts Miracle-Gro Co. (The) Class A	2,683	63,426
Standard Register Co. (The)	268	2,640
Tupperware Brands Corp.	4,804	132,735
WD-40 Co.	501	18,001

		1,711,364
HOUSEWARES—0.03%
Libbey Inc.	977	8,314
National Presto Industries Inc.	20	1,490
Toro Co. (The)	2,959	122,207

		132,011
INSURANCE—0.63%
Aflac Inc.	36,939	2,170,166
AmTrust Financial Services Inc.	49	666
Argo Group International Holdings Ltd.(a)	807	29,738
Axis Capital Holdings Ltd.	2,715	86,093
Brown & Brown Inc.	2,177	47,067
CIGNA Corp.	3,028	102,891
Darwin Professional Underwriters Inc.(a)	544	16,924
eHealth Inc.(a)	1,959	31,344
Employers Holdings Inc.	226	3,928
Enstar Group Ltd.(a)	235	22,880
Erie Indemnity Co. Class A	215	9,088
First Mercury Financial Corp.(a)	496	7,068
Life Partners Holdings Inc.	439	15,791
Philadelphia Consolidated Holding Corp.(a)	1,541	90,256
Primus Guaranty Ltd.(a)(b)	693	1,816
Prudential Financial Inc.	5,793	417,096
Tower Group Inc.	1,472	34,680
Transatlantic Holdings Inc.	503	27,338
W.R. Berkley Corp.	548	12,905

		3,127,735
INTERNET—3.31%
Akamai Technologies Inc.(a)	13,072	227,976
Amazon.com Inc.(a)	24,521	1,784,148
Ariba Inc.(a)	5,729	80,951
Art Technology Group Inc.(a)	9,251	32,564
AsiaInfo Holdings Inc.(a)	2,714	24,915
Bidz.com Inc.(a)(b)	428	3,706
Blue Coat Systems Inc.(a)	2,324	32,978
Blue Nile Inc.(a)(b)	985	42,227
China Information Security Technology Inc.(a)	1,774	8,338
Chordiant Software Inc.(a)	2,307	11,835
Cogent Communications Group Inc.(a)(b)	3,555	27,445
comScore Inc.(a)	1,431	25,229
Constant Contact Inc.(a)	1,557	26,578
CyberSource Corp.(a)	5,335	85,947
DealerTrack Holdings Inc.(a)	2,282	38,429
Dice Holdings Inc.(a)	767	5,446
Digital River Inc.(a)	2,996	97,070
Drugstore.com Inc.(a)	6,505	15,287

EarthLink Inc.(a)	8,533	72,531
eBay Inc.(a)	86,297	1,931,327
Entrust Inc.(a)	4,765	10,245
Equinix Inc.(a)	2,532	175,873
eResearch Technology Inc.(a)(b)	3,330	39,660
F5 Networks Inc.(a)	6,245	146,008
Global Sources Ltd.(a)	1,277	12,859
Google Inc. Class A(a)	18,388	7,364,762
GSI Commerce Inc.(a)	2,119	32,802
HLTH Corp.(a)	4,072	46,543
HSW International Inc.(a)	517	1,344
IAC/InterActiveCorp.(a)	918	15,881
InfoSpace Inc.	1,239	13,443
Internap Network Services Corp.(a)	1,980	6,890
Internet Brands Inc. Class A(a)	292	2,035
Internet Capital Group Inc.(a)	1,824	14,793
Interwoven Inc.(a)	3,076	43,433
j2 Global Communications Inc.(a)	3,534	82,519
Keynote Systems Inc.(a)	219	2,902
Knot Inc. (The)(a)	1,999	16,692
Liquidity Services Inc.(a)	758	8,224
LoopNet Inc.(a)	1,981	19,473
McAfee Inc.(a)	10,557	358,516
MercadoLibre Inc.(a)	1,989	40,476
Move Inc.(a)	9,996	21,192
NetFlix Inc.(a)(b)	3,098	95,666
NIC Inc.	2,792	19,265
NutriSystem Inc.(b)	2,265	40,136
1-800-FLOWERS.COM Inc.(a)	1,749	10,529
Online Resources Corp.(a)	1,948	15,136
Orbitz Worldwide Inc.(a)	202	1,186
Overstock.com Inc.(a)(b)	1,221	24,188
PCTEL Inc.	1,005	9,367
Priceline.com Inc.(a)	3,000	205,290
Rackspace Hosting Inc.(a)	994	9,701
RealNetworks Inc.(a)	2,802	14,234
RightNow Technologies Inc.(a)	2,192	27,553
S1 Corp.(a)	2,928	17,919
Safeguard Scientifics Inc.(a)	735	919
Sapient Corp.(a)	6,811	50,606
Secure Computing Corp.(a)	248	1,359
Shutterfly Inc.(a)	1,522	14,626
Sohu.com Inc.(a)	2,220	123,765
SonicWALL Inc.(a)	1,229	6,440
Sourcefire Inc.(a)	1,255	9,149
Stamps.com Inc.(a)	750	8,753
SupportSoft Inc.(a)	2,476	7,428
TechTarget Inc.(a)	1,058	7,406
TeleCommunication Systems Inc.(a)	2,583	17,849
Terremark Worldwide Inc.(a)	3,492	23,990
TheStreet.com Inc.	1,498	8,973
thinkorswim Group Inc.(a)	4,037	33,628
ValueClick Inc.(a)	6,837	69,943
Vasco Data Security International Inc.(a)	1,948	20,181
VeriSign Inc.(a)	15,114	394,173
Vignette Corp.(a)	1,056	11,341
Vocus Inc.(a)	1,251	42,484
WebMD Health Corp. Class A(a)(b)	486	14,454
Websense Inc.(a)	3,251	72,660
Website Pros Inc.(a)	495	2,673
Yahoo! Inc.(a)	107,156	1,853,799

		16,338,261
INVESTMENT COMPANIES—0.00%
Fifth Street Finance Corp.	155	1,595

		1,595

IRON & STEEL—0.38%
AK Steel Holding Corp.	8,733	226,359
Allegheny Technologies Inc.	7,836	231,554
Carpenter Technology Corp.	247	6,336
Cleveland-Cliffs Inc.	8,301	439,455
General Steel Holdings Inc.(a)	754	5,384
Nucor Corp.	5,248	207,296
Olympic Steel Inc.	521	15,364
Schnitzer Steel Industries Inc. Class A	227	8,907
Steel Dynamics Inc.	3,534	60,396
Sutor Technology Group Ltd.(a)	298	980
United States Steel Corp.	8,704	675,517
Universal Stainless & Alloy Products Inc.(a)	34	869

		1,878,417
LEISURE TIME—0.24%
Ambassadors Group Inc.	1,685	26,808
Carnival Corp.	6,952	245,753
Harley-Davidson Inc.	16,327	608,997
Interval Leisure Group Inc.(a)	357	3,713
Life Time Fitness Inc.(a)(b)	2,782	86,993
Marine Products Corp.	194	1,610
Polaris Industries Inc.(b)	2,215	100,760
Town Sports International Holdings Inc.(a)	1,043	6,362
WMS Industries Inc.(a)	3,443	105,253

		1,186,249
LODGING—0.42%
Boyd Gaming Corp.	528	4,942
Choice Hotels International Inc.	797	21,599
Las Vegas Sands Corp.(a)(b)	8,231	297,221
Marriott International Inc. Class A	23,015	600,461
MGM MIRAGE(a)(b)	9,064	258,324
Monarch Casino & Resort Inc.(a)	193	2,198
Morgans Hotel Group Co.(a)	2,076	22,649
Orient-Express Hotels Ltd. Class A	2,791	67,347
Riviera Holdings Corp.(a)	451	3,315
Starwood Hotels & Resorts Worldwide Inc.	14,529	408,846
Wynn Resorts Ltd.	4,447	363,053

		2,049,955
MACHINERY—1.68%
AGCO Corp.(a)	5,207	221,870
Altra Holdings Inc.(a)	2,039	30,096
Applied Industrial Technologies Inc.	992	26,715
Astec Industries Inc.(a)	1,303	40,171
Bolt Technology Corp.(a)	696	10,071
Bucyrus International Inc.	5,806	259,412
Caterpillar Inc.	47,780	2,847,688
Chart Industries Inc.(a)	2,220	63,403
Cognex Corp.	3,259	65,701
Columbus McKinnon Corp.(a)	190	4,478
Cummins Inc.	15,799	690,732
Deere & Co.	33,468	1,656,666
DXP Enterprises Inc.(a)	270	14,394
Flow International Corp.(a)	2,724	13,838
Flowserve Corp.	2,023	179,582
Gorman-Rupp Co. (The)	1,010	38,097
Graco Inc.	4,780	170,216
IDEX Corp.	5,716	177,310
Intermec Inc.(a)	4,734	92,976
iRobot Corp.(a)(b)	1,054	15,620
Joy Global Inc.	8,453	381,568

Key Technology Inc.(a)	458	10,855
Lindsay Corp.	951	69,185
Manitowoc Co. Inc. (The)	10,087	156,853
Middleby Corp. (The)(a)(b)	1,299	70,549
Nordson Corp.	2,585	126,949
Presstek Inc.(a)	2,180	12,295
Robbins & Myers Inc.	1,271	39,312
Rockwell Automation Inc.	11,374	424,705
Sauer-Danfoss Inc.	769	18,987
Tennant Co.	1,217	41,694
TurboChef Technologies Inc.(a)	1,462	8,991
Twin Disc Inc.	50	688
Wabtec Corp.	3,268	167,420
Zebra Technologies Corp. Class A(a)	4,736	131,898

		8,280,985
MANUFACTURING—2.82%
Actuant Corp. Class A	3,948	99,648
Acuity Brands Inc.	2,742	114,506
American Railcar Industries Inc.	730	11,709
Ameron International Corp.	183	13,112
AptarGroup Inc.	990	38,719
AZZ Inc.(a)	419	17,334
Barnes Group Inc.	3,733	75,481
Brink’s Co. (The)	3,188	194,532
Carlisle Companies Inc.	512	15,345
China Fire & Security Group Inc.(a)	986	10,363
CLARCOR Inc.	2,452	93,053
Colfax Corp.(a)	1,701	28,424
Cooper Industries Ltd.	10,295	411,285
Danaher Corp.	13,974	969,796
Donaldson Co. Inc.	5,979	250,580
Dover Corp.	12,858	521,392
Eaton Corp.	5,781	324,777
EnPro Industries Inc.(a)	208	7,729
ESCO Technologies Inc.(a)	2,011	96,870
Flanders Corp.(a)	1,252	7,888
FreightCar America Inc.	27	790
GenTek Inc.(a)	561	14,423
Harsco Corp.	6,544	243,371
Hexcel Corp.(a)	7,564	103,551
Honeywell International Inc.	57,672	2,396,272
Illinois Tool Works Inc.	1,828	81,255
Ingersoll-Rand Co. Ltd. Class A	4,248	132,410
ITT Industries Inc.	10,734	596,918
Koppers Holdings Inc.	69	2,581
Lancaster Colony Corp.	1,490	56,113
LSB Industries Inc.(a)	1,033	14,307
Matthews International Corp. Class A	2,281	115,738
Myers Industries Inc.	1,171	14,766
Pall Corp.	9,537	327,977
Parker Hannifin Corp.	13,045	691,385
PMFG Inc.(a)	1,006	14,577
Polypore International Inc.(a)	1,244	26,758
Raven Industries Inc.	1,205	47,417
Roper Industries Inc.	6,975	397,296
Smith & Wesson Holding Corp.(a)	2,199	8,224
SPX Corp.	4,188	322,476
Textron Inc.	19,363	566,949
3M Co.	54,706	3,736,967
Tyco International Ltd.	19,496	682,750

		13,897,814
MEDIA—1.65%
Central European Media Enterprises Ltd.(a)	2,788	182,335

Charter Communications Inc. Class A(a)	13,633	9,952
CKX Inc.(a)	2,706	16,669
Comcast Corp. Class A	63,689	1,250,215
Crown Media Holdings Inc. Class A(a)(b)	697	3,506
CTC Media Inc.(a)	4,069	61,035
DG FastChannel Inc.(a)	1,042	22,841
DIRECTV Group Inc. (The)(a)	46,360	1,213,241
Dish Network Corp. Class A(a)	15,743	330,603
Dolan Media Co.(a)	1,721	17,365
Entravision Communications Corp.(a)	2,269	6,104
Global Traffic Network Inc.(a)	946	8,769
John Wiley & Sons Inc. Class A	3,094	125,152
Liberty Global Inc. Class A(a)	12,225	370,418
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	40,168	1,002,995
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,962	16,697
McGraw-Hill Companies Inc. (The)	12,475	394,335
News Corp. Class A	72,032	863,664
Playboy Enterprises Inc. Class B(a)	971	3,826
RHI Entertainment Inc.(a)	168	2,500
Sinclair Broadcast Group Inc. Class A	1,717	8,654
Sirius XM Radio Inc.(a)	230,748	131,526
Time Warner Cable Inc. Class A(a)	6,017	145,611
Time Warner Inc.	30,879	404,824
Value Line Inc.	47	1,574
Viacom Inc. Class B(a)	40,862	1,015,012
Walt Disney Co. (The)	17,147	526,241
World Wrestling Entertainment Inc.	1,564	24,179

		8,159,843
METAL FABRICATE & HARDWARE—0.26%
Ampco-Pittsburgh Corp.	481	12,458
CIRCOR International Inc.	1,084	47,078
Dynamic Materials Corp.	1,047	24,301
Haynes International Inc.(a)	238	11,146
Kaydon Corp.	2,185	98,456
Mueller Industries Inc.	219	5,039
NN Inc.	1,010	12,979
Omega Flex Inc.	245	5,525
Precision Castparts Corp.	10,819	852,321
RBC Bearings Inc.(a)	1,748	58,890
Sun Hydraulics Corp.	777	20,233
Timken Co. (The)	304	8,618
Valmont Industries Inc.	1,499	123,952
Worthington Industries Inc.	932	13,924

		1,294,920
MINING—0.60%
Alcoa Inc.	49,227	1,111,546
Allied Nevada Gold Corp.(a)	3,064	17,526
AMCOL International Corp.	601	18,787
Apex Silver Mines Ltd.(a)(b)	947	1,629
Century Aluminum Co.(a)	1,400	38,766
Compass Minerals International Inc.	1,300	68,107
General Moly Inc.(a)	3,505	15,247
Newmont Mining Corp.	33,926	1,314,972
Southern Copper Corp.	17,095	326,173
Stillwater Mining Co.(a)	821	4,770
Titanium Metals Corp.	1,234	13,994
United States Lime & Minerals Inc.(a)	54	2,080
Uranium Resources Inc.(a)	1,761	2,976
USEC Inc.(a)(b)	2,681	14,504

		2,951,077
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.(a)	2,170	27,472

		27,472

OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	14,580	484,931

		484,931
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	2,428	59,413
HNI Corp.	266	6,740
Interface Inc. Class A	3,979	45,241
Knoll Inc.	3,545	53,600

		164,994
OIL & GAS—5.49%
Abraxas Petroleum Corp.(a)	3,264	8,519
American Oil & Gas Inc.(a)	712	1,858
Apco Argentina Inc.	283	8,012
Approach Resources Inc.(a)	778	11,250
Arena Resources Inc.(a)	2,741	106,488
Atlas America Inc.	2,707	92,336
ATP Oil & Gas Corp.(a)	2,191	39,022
Atwood Oceanics Inc.(a)	4,324	157,394
Berry Petroleum Co. Class A	2,074	80,326
Bill Barrett Corp.(a)	1,301	41,775
BMB Munai Inc.(a)	223	925
BPZ Resources Inc.(a)	4,693	80,720
Cabot Oil & Gas Corp.	3,475	125,587
Cano Petroleum Inc.(a)	3,009	6,951
Carrizo Oil & Gas Inc.(a)	2,088	75,732
Cheniere Energy Inc.(a)(b)	3,213	7,229
Chesapeake Energy Corp.	17,970	644,404
Clayton Williams Energy Inc.(a)	445	31,386
CNX Gas Corp.(a)	2,208	49,437
Comstock Resources Inc.(a)	3,533	176,827
Concho Resources Inc.(a)	4,296	118,613
Contango Oil & Gas Co.(a)	1,028	55,491
Continental Resources Inc.(a)	2,297	90,111
Crosstex Energy Inc.	3,091	77,182
CVR Energy Inc.(a)	1,607	13,692
Delta Petroleum Corp.(a)(b)	4,766	64,722
Denbury Resources Inc.(a)	19,111	363,873
Diamond Offshore Drilling Inc.	5,324	548,691
Double Eagle Petroleum Co.(a)	671	9,582
Encore Acquisition Co.(a)	1,032	43,117
Endeavour International Corp.(a)	8,823	11,646
Energy Partners Ltd.(a)	2,490	21,588
Energy XXI (Bermuda) Ltd.	310	942
ENSCO International Inc.	10,493	604,712
EOG Resources Inc.	14,531	1,299,943
EXCO Resources Inc.(a)	10,995	179,438
Exxon Mobil Corp.	75,912	5,895,326
Frontier Oil Corp.	8,066	148,576
FX Energy Inc.(a)	2,867	21,330
Gasco Energy Inc.(a)	7,284	13,257
GeoGlobal Resources Inc.(a)(b)	2,290	5,771
GeoMet Inc.(a)	206	1,121
GeoResources Inc.(a)	451	5,168
GMX Resources Inc.(a)	456	21,797
Goodrich Petroleum Corp.(a)	1,750	76,283
Gran Tierra Energy Inc.(a)	7,455	27,658
Grey Wolf Inc.(a)	3,247	25,262
Gulfport Energy Corp.(a)	686	6,894
Hess Corp.	21,866	1,794,761
Holly Corp.	3,453	99,861
Houston American Energy Corp.	1,189	7,514

Mariner Energy Inc.(a)	4,995	102,398
McMoRan Exploration Co.(a)	4,332	102,408
Murphy Oil Corp.	14,783	948,182
Nabors Industries Ltd.(a)	3,063	76,330
Noble Corp.	20,877	916,500
Noble Energy Inc.	825	45,862
Northern Oil and Gas Inc.(a)	1,519	12,349
Occidental Petroleum Corp.	63,746	4,490,906
Oilsands Quest Inc.(a)	1,440	4,306
Panhandle Oil and Gas Inc.	548	15,689
Parallel Petroleum Corp.(a)	3,271	30,813
Parker Drilling Co.(a)	1,545	12,391
Patterson-UTI Energy Inc.	7,454	149,229
Penn Virginia Corp.	3,243	173,306
Petrohawk Energy Corp.(a)	18,388	397,732
Petroleum Development Corp.(a)	1,186	52,623
PetroQuest Energy Inc.(a)	1,685	25,865
Pioneer Drilling Co.(a)	487	6,477
Plains Exploration & Production Co.(a)	7,594	267,005
Pride International Inc.(a)	9,291	275,107
PrimeEnergy Corp.(a)	49	3,626
Quest Resource Corp.(a)	1,464	3,894
Quicksilver Resources Inc.(a)	8,045	157,923
RAM Energy Resources Inc.(a)	1,432	4,138
Range Resources Corp.	12,014	515,040
Rex Energy Corp.(a)	1,288	20,299
Rowan Companies Inc.	3,048	93,116
SandRidge Energy Inc.(a)	8,085	158,466
Southwestern Energy Co.(a)	26,594	812,181
St. Mary Land & Exploration Co.	1,986	70,801
Stone Energy Corp.(a)	248	10,498
SulphCo Inc.(a)	4,838	9,724
Sunoco Inc.	5,436	193,413
Tesoro Corp.	3,084	50,855
Transocean Inc.(a)	24,777	2,721,506
Tri-Valley Corp.(a)	1,576	9,992
Unit Corp.(a)	2,756	137,304
VAALCO Energy Inc.(a)	1,463	10,007
Venoco Inc.(a)	1,496	19,448
W&T Offshore Inc.	2,318	63,258
Warren Resources Inc.(a)	4,523	45,140
Whiting Petroleum Corp.(a)	3,282	233,875
XTO Energy Inc.	4,691	218,225

		27,068,307
OIL & GAS SERVICES—3.57%
Baker Hughes Inc.	23,888	1,446,180
Basic Energy Services Inc.(a)	3,225	68,693
Cal Dive International Inc.(a)	249	2,639
Cameron International Corp.(a)	16,837	648,898
CARBO Ceramics Inc.	1,568	80,924
Dawson Geophysical Co.(a)	419	19,563
Dresser-Rand Group Inc.(a)	6,715	211,321
Dril-Quip Inc.(a)	2,437	105,741
Flotek Industries Inc.(a)	1,816	19,976
FMC Technologies Inc.(a)	9,982	464,662
Geokinetics Inc.(a)	68	1,292
Global Industries Ltd.(a)(b)	5,736	39,808
Gulf Island Fabrication Inc.	964	33,229
Halliburton Co.	67,739	2,194,066
Helix Energy Solutions Group Inc.(a)	578	14,034
ION Geophysical Corp.(a)	6,560	93,086
Key Energy Services Inc.(a)	1,589	18,432
Lufkin Industries Inc.	423	33,565
Matrix Service Co.(a)	2,219	42,383

Mitcham Industries Inc.(a)	759	7,658
NATCO Group Inc. Class A(a)	1,551	62,319
National Oilwell Varco Inc.(a)	32,304	1,622,630
Natural Gas Services Group Inc.(a)	960	16,771
Oceaneering International Inc.(a)	4,280	228,210
Oil States International Inc.(a)	2,540	89,789
RPC Inc.	2,289	32,183
Schlumberger Ltd.	92,656	7,235,507
SEACOR Holdings Inc.(a)	214	16,895
Smith International Inc.	16,769	983,334
Superior Energy Services Inc.(a)	6,277	195,466
Superior Well Services Inc.(a)	790	19,995
T-3 Energy Services Inc.(a)	980	36,378
Tetra Technologies Inc.(a)	5,590	77,422
Tidewater Inc.	224	12,401
Union Drilling Inc.(a)	417	4,416
Weatherford International Ltd.(a)	52,876	1,329,303
Willbros Group Inc.(a)	3,017	79,951

		17,589,120
PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(a)	486	9,720
Ball Corp.	1,176	46,440
BWAY Holding Co.(a)	461	5,408
Crown Holdings Inc.(a)	12,502	277,669
Graphic Packaging Holding Co.(a)	11,867	29,668
Greif Inc. Class A	2,527	165,822
Owens-Illinois Inc.(a)	3,725	109,515
Packaging Corp. of America	1,842	42,698
Silgan Holdings Inc.	985	50,324

		737,264
PHARMACEUTICALS—5.63%
Abbott Laboratories	119,789	6,897,451
ACADIA Pharmaceuticals Inc.(a)	2,245	6,017
Accelrys Inc.(a)	2,060	11,309
Acura Pharmaceuticals Inc.(a)(b)	576	4,049
Adolor Corp.(a)	3,559	12,279
Akorn Inc.(a)	3,991	20,474
Alexza Pharmaceuticals Inc.(a)	1,484	7,331
Alkermes Inc.(a)	7,261	96,571
Allergan Inc.	23,677	1,219,366
Allos Therapeutics Inc.(a)	4,086	30,277
Alnylam Pharmaceuticals Inc.(a)	2,764	80,018
Alpharma Inc. Class A(a)	1,704	62,861
AmerisourceBergen Corp.	1,521	57,266
Amicus Therapeutics Inc.(a)	279	4,218
Amylin Pharmaceuticals Inc.(a)(b)	10,622	214,777
Ardea Biosciences Inc.(a)	812	11,230
Array BioPharma Inc.(a)	3,322	25,513
Auxilium Pharmaceuticals Inc.(a)(b)	3,219	104,296
Barr Pharmaceuticals Inc.(a)	2,494	162,858
Biodel Inc.(a)	810	2,714
BioForm Medical Inc.(a)	747	2,928
BioMarin Pharmaceutical Inc.(a)	7,699	203,947
Bristol-Myers Squibb Co.	140,513	2,929,696
Cadence Pharmaceuticals Inc.(a)	1,211	10,754
Caraco Pharmaceutical Laboratories Ltd.(a)	737	9,220
Cardinal Health Inc.	20,779	1,023,989
Cephalon Inc.(a)	5,268	408,217
China Sky One Medical Inc.(a)	516	6,269
Cubist Pharmaceuticals Inc.(a)	4,348	96,656
CV Therapeutics Inc.(a)(b)	4,535	48,978
Cypress Bioscience Inc.(a)	2,223	16,339
Dendreon Corp.(a)(b)	6,836	39,034

Depomed Inc.(a)	3,744	13,666
Discovery Laboratories Inc.(a)	5,525	10,332
DURECT Corp.(a)	7,114	39,838
Dyax Corp.(a)	4,306	18,946
Eli Lilly and Co.	7,350	323,621
Emergent BioSolutions Inc.(a)	772	10,105
Endo Pharmaceuticals Holdings Inc.(a)	8,496	169,920
Express Scripts Inc.(a)	16,348	1,206,809
Forest Laboratories Inc.(a)	2,045	57,833
Gilead Sciences Inc.(a)	71,733	3,269,590
HealthExtras Inc.(a)	2,546	66,502
Herbalife Ltd.	5,049	199,536
Hospira Inc.(a)	1,774	67,767
Idenix Pharmaceuticals Inc.(a)(b)	1,774	12,826
I-Flow Corp.(a)	1,492	13,891
ImClone Systems Inc.(a)	2,765	172,647
Indevus Pharmaceuticals Inc.(a)	4,006	13,420
Inspire Pharmaceuticals Inc.(a)	3,276	11,695
Isis Pharmaceuticals Inc.(a)	7,020	118,568
Javelin Pharmaceuticals Inc.(a)	2,770	7,202
Jazz Pharmaceuticals Inc.(a)	447	2,208
K-V Pharmaceutical Co. Class A(a)	2,528	57,411
Ligand Pharmaceuticals Inc. Class B(a)	6,511	19,207
Mannatech Inc.(b)	165	660
MannKind Corp.(a)	2,068	7,982
MAP Pharmaceuticals Inc.(a)	429	4,341
Medarex Inc.(a)	9,959	64,435
Medco Health Solutions Inc.(a)	39,397	1,772,865
Medicines Co. (The)(a)	4,035	93,693
Medicis Pharmaceutical Corp. Class A	4,350	64,859
Merck & Co. Inc.	47,719	1,506,012
MiddleBrook Pharmaceuticals Inc.(a)	2,779	4,169
Mylan Inc.(a)	4,328	49,426
Nabi Biopharmaceuticals(a)	675	3,146
NBTY Inc.(a)	2,026	59,808
Neogen Corp.(a)	1,084	30,547
Neurocrine Biosciences Inc.(a)	2,995	14,047
Noven Pharmaceuticals Inc.(a)	1,772	20,697
NPS Pharmaceuticals Inc.(a)	3,700	26,418
Obagi Medical Products Inc.(a)	1,340	13,373
Omnicare Inc.	573	16,485
Onyx Pharmaceuticals Inc.(a)	4,304	155,719
Opko Health Inc.(a)	3,742	6,549
OSI Pharmaceuticals Inc.(a)	4,447	219,193
Osiris Therapeutics Inc.(a)(b)	963	18,576
Pain Therapeutics Inc.(a)(b)	2,550	24,914
Perrigo Co.	6,046	232,529
PetMed Express Inc.(a)	1,522	23,895
Pharmasset Inc.(a)	1,229	24,519
POZEN Inc.(a)(b)	1,662	17,468
Progenics Pharmaceuticals Inc.(a)	2,063	27,459
Questcor Pharmaceuticals Inc.(a)	4,220	31,017
Rigel Pharmaceuticals Inc.(a)	2,813	65,684
Schering-Plough Corp.	126,046	2,328,070
Schiff Nutrition International Inc.(a)	31	212
Sciele Pharma Inc.(b)	2,239	68,939
Sepracor Inc.(a)	8,350	152,889
Star Scientific Inc.(a)(b)	1,029	3,663
Sucampo Pharmaceuticals Inc.(a)	834	7,114
Synta Pharmaceuticals Corp.(a)(b)	1,192	9,083
Synutra International Inc.(a)(b)	733	14,755
Targacept Inc.(a)	1,439	8,361
Theravance Inc.(a)	4,021	50,102
United Therapeutics Corp.(a)	1,753	184,363
USANA Health Sciences Inc.(a)(b)	553	22,667

Valeant Pharmaceuticals International(a)	2,570	52,608
VCA Antech Inc.(a)	6,548	192,970
VIVUS Inc.(a)	4,236	33,634
Warner Chilcott Ltd. Class A(a)	7,013	106,037
Watson Pharmaceuticals Inc.(a)	4,013	114,371
XenoPort Inc.(a)	1,971	95,574
Zymogenetics Inc.(a)	2,780	18,515

		27,774,854
PIPELINES—0.37%
El Paso Corp.	11,720	149,547
Equitable Resources Inc.	10,211	374,539
Questar Corp.	5,080	207,874
Williams Companies Inc. (The)	45,436	1,074,561

		1,806,521
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	4,683	62,612
Consolidated-Tomoka Land Co.	271	11,704
Forest City Enterprises Inc. Class A	5,771	176,997
Forestar Real Estate Group Inc.(a)	221	3,260
Grubb & Ellis Co.	2,995	8,087
St. Joe Co. (The)(a)(b)	6,034	235,869
Thomas Properties Group Inc.	328	3,313

		501,842
REAL ESTATE INVESTMENT TRUSTS—0.77%
Acadia Realty Trust	1,229	31,069
Alexander’s Inc.(a)	95	38,000
Apartment Investment and Management Co. Class A	2,311	80,931
Associated Estates Realty Corp.	551	7,180
Camden Property Trust	2,583	118,456
Cousins Properties Inc.(b)	1,454	36,684
Digital Realty Trust Inc.	3,796	179,361
DuPont Fabros Technology Inc.	538	8,205
EastGroup Properties Inc.	575	27,911
Equity Lifestyle Properties Inc.	1,011	53,613
Essex Property Trust Inc.	453	53,603
Federal Realty Investment Trust	1,316	112,650
General Growth Properties Inc.	9,292	140,309
HCP Inc.	2,187	87,764
Health Care REIT Inc.	754	40,135
Highwoods Properties Inc.	244	8,677
Home Properties Inc.	1,039	60,210
Inland Real Estate Corp.	1,460	22,907
Kilroy Realty Corp.	234	11,183
Macerich Co. (The)	5,799	369,106
Mid-America Apartment Communities Inc.	1,180	57,985
Nationwide Health Properties Inc.	709	25,510
Omega Healthcare Investors Inc.	675	13,271
PS Business Parks Inc.	310	17,856
Saul Centers Inc.	483	24,411
Simon Property Group Inc.	17,504	1,697,887
Sun Communities Inc.	778	15,412
Tanger Factory Outlet Centers Inc.	2,470	108,161
Taubman Centers Inc.	4,078	203,900
Universal Health Realty Income Trust	54	2,101
Ventas Inc.	1,769	87,424
Washington Real Estate Investment Trust	1,948	71,355

		3,813,227
RETAIL—7.60%
Abercrombie & Fitch Co. Class A	6,738	265,814
Advance Auto Parts Inc.	7,446	295,308
Aeropostale Inc.(a)	5,222	167,678

AFC Enterprises Inc.(a)	1,258	9,133
American Eagle Outfitters Inc.	9,369	142,877
AnnTaylor Stores Corp.(a)(b)	1,713	35,356
Aristotle Corp. (The)(a)	64	508
AutoZone Inc.(a)	3,178	391,975
Bebe Stores Inc.	695	6,790
Bed Bath & Beyond Inc.(a)	16,568	520,401
Best Buy Co. Inc.	25,890	970,875
Big Lots Inc.(a)(b)	6,311	175,635
BJ’s Restaurants Inc.(a)	1,240	14,806
Borders Group Inc.	2,472	16,216
Brinker International Inc.	7,755	138,737
Buckle Inc. (The)	1,219	67,703
Buffalo Wild Wings Inc.(a)(b)	1,422	57,221
Burger King Holdings Inc.	6,241	153,279
Cache Inc.(a)	698	4,795
California Pizza Kitchen Inc.(a)	1,224	15,753
CarMax Inc.(a)(b)	17,023	238,322
Cash America International Inc.	999	36,004
Cato Corp. Class A	527	9,249
CBRL Group Inc.	1,037	27,273
CEC Entertainment Inc.(a)	1,493	49,568
Charlotte Russe Holding Inc.(a)	251	2,573
Cheesecake Factory Inc. (The)(a)	5,228	76,433
Chico’s FAS Inc.(a)	4,286	23,444
Chipotle Mexican Grill Inc. Class A(a)(b)	2,547	141,333
Christopher & Banks Corp.	1,852	14,205
Citi Trends Inc.(a)	1,001	16,306
CKE Restaurants Inc.	3,976	42,146
Coldwater Creek Inc.(a)	4,483	25,957
Copart Inc.(a)	5,225	198,550
Costco Wholesale Corp.	33,670	2,186,193
CVS Caremark Corp.	60,006	2,019,802
Darden Restaurants Inc.	10,859	310,893
Denny’s Corp.(a)	6,762	17,446
Dick’s Sporting Goods Inc.(a)	6,554	128,327
DineEquity Inc.(b)	1,322	22,289
Dollar Tree Inc.(a)	7,047	256,229
DSW Inc. Class A(a)	564	7,727
Einstein Noah Restaurant Group Inc.(a)	202	2,036
EZCORP Inc.(a)	3,094	58,167
Family Dollar Stores Inc.	818	19,387
FGX International Holdings Ltd.(a)	1,247	13,804
Finish Line Inc. (The) Class A	1,029	10,280
First Cash Financial Services Inc.(a)	1,462	21,930
Fuqi International Inc.(a)	757	6,170
GameStop Corp. Class A(a)	12,727	435,391
Gap Inc. (The)	18,659	331,757
Haverty Furniture Companies Inc.	336	3,844
hhgregg Inc.(a)	981	9,565
Hibbett Sports Inc.(a)	2,268	45,405
HSN Inc.(a)	357	3,931
J. Crew Group Inc.(a)(b)	3,284	93,824
Jack in the Box Inc.(a)	2,813	59,354
Jos. A. Bank Clothiers Inc.(a)(b)	284	9,542
Kohl’s Corp.(a)	18,309	843,679
Krispy Kreme Doughnuts Inc.(a)	4,714	15,556
Limited Brands Inc.	14,507	251,261
Longs Drug Stores Corp.	1,062	80,330
Lowe’s Companies Inc.	5,711	135,294
lululemon athletica inc.(a)(b)	1,433	33,002
Lumber Liquidators Inc.(a)	737	9,257
McDonald’s Corp.	79,851	4,926,807
Men’s Wearhouse Inc. (The)	466	9,898
MSC Industrial Direct Co. Inc. Class A	3,522	162,259

New York & Co. Inc.(a)	276	2,633
99 Cents Only Stores(a)	1,948	21,370
Nordstrom Inc.	14,120	406,938
Nu Skin Enterprises Inc. Class A	2,459	39,885
O’Reilly Automotive Inc.(a)	3,790	101,458
P.F. Chang’s China Bistro Inc.(a)(b)	1,806	42,513
Panera Bread Co. Class A(a)	2,026	103,123
Pantry Inc. (The)(a)	280	5,933
Papa John’s International Inc.(a)	1,298	35,254
PC Mall Inc.(a)	721	4,924
PetSmart Inc.	9,865	243,764
Pier 1 Imports Inc.(a)	1,177	4,861
PriceSmart Inc.	1,085	18,163
Red Robin Gourmet Burgers Inc.(a)	1,228	32,910
Retail Ventures Inc.(a)	79	308
Ross Stores Inc.	10,329	380,210
Ruth’s Hospitality Group Inc.(a)	1,311	5,152
Sally Beauty Co. Inc.(a)(b)	6,759	58,127
Sonic Corp.(a)	3,958	57,668
Staples Inc.	46,412	1,044,270
Starbucks Corp.(a)	56,641	842,252
Systemax Inc.	476	6,693
Target Corp.	56,761	2,784,127
Texas Roadhouse Inc. Class A(a)	3,779	33,973
Tiffany & Co.	9,799	348,060
Tim Hortons Inc.	14,344	425,013
Titan Machinery Inc.(a)(b)	477	9,926
TJX Companies Inc. (The)	33,055	1,008,839
Tractor Supply Co.(a)	1,961	82,460
Tween Brands Inc.(a)	1,479	14,479
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,556	20,664
Under Armour Inc. Class A(a)(b)	2,545	80,829
Urban Outfitters Inc.(a)	8,814	280,902
Walgreen Co.	71,118	2,201,813
Wal-Mart Stores Inc.	140,614	8,421,372
Wendy’s/Arby’s Group Inc. Class A	26,533	139,565
Wet Seal Inc. Class A(a)	7,467	27,105
Williams-Sonoma Inc.	1,002	16,212
Yum! Brands Inc.	36,853	1,201,776
Zumiez Inc.(a)	1,249	20,584

		37,468,967
SAVINGS & LOANS—0.06%
Capitol Federal Financial	578	25,623
Danvers Bancorp Inc.	575	7,331
Hudson City Bancorp Inc.	14,021	258,687
Oritani Financial Corp.(a)	833	14,036
ViewPoint Financial Group	776	13,580

		319,257
SEMICONDUCTORS—3.88%
Actel Corp.(a)	72	899
Advanced Analogic Technologies Inc.(a)	2,755	12,811
Advanced Micro Devices Inc.(a)	5,857	30,749
Altera Corp.	23,146	478,659
Amkor Technology Inc.(a)	1,036	6,599
ANADIGICS Inc.(a)(b)	5,006	14,067
Analog Devices Inc.	22,560	594,456
Applied Materials Inc.	105,221	1,591,994
Applied Micro Circuits Corp.(a)	1,824	10,908
Asyst Technologies Inc.(a)	470	1,128
Atmel Corp.(a)	22,097	74,909
ATMI Inc.(a)	2,500	44,950
AuthenTec Inc.(a)	1,966	4,227
Broadcom Corp. Class A(a)	39,952	744,306

Cabot Microelectronics Corp.(a)	1,803	57,840
Cavium Networks Inc.(a)(b)	2,325	32,736
CEVA Inc.(a)	1,187	9,852
Cirrus Logic Inc.(a)	3,534	19,260
Cohu Inc.	167	2,642
Cree Inc.(a)(b)	2,843	64,764
Cypress Semiconductor Corp.(a)	11,735	61,257
Diodes Inc.(a)	2,203	40,645
EMCORE Corp.(a)(b)	5,726	28,286
Entegris Inc.(a)	1,303	6,307
Entropic Communications Inc.(a)	668	942
Exar Corp.(a)	268	2,053
FormFactor Inc.(a)	2,290	39,892
Hittite Microwave Corp.(a)	1,515	50,904
Integrated Device Technology Inc.(a)	6,003	46,703
Intel Corp.	384,354	7,198,950
International Rectifier Corp.(a)	1,219	23,185
Intersil Corp. Class A	3,276	54,316
IPG Photonics Corp.(a)	1,498	29,226
IXYS Corp.(a)	1,849	16,807
KLA-Tencor Corp.	12,352	390,941
Kopin Corp.(a)	548	1,710
Kulicke and Soffa Industries Inc.(a)	3,779	17,043
Lam Research Corp.(a)	8,858	278,938
Lattice Semiconductor Corp.(a)	4,533	9,338
Linear Technology Corp.	17,271	529,529
LSI Corp.(a)	37,594	201,504
LTX-Credence Corp.(a)	495	861
Marvell Technology Group Ltd.(a)	37,694	350,554
MEMC Electronic Materials Inc.(a)	17,743	501,417
Micrel Inc.	4,008	36,353
Microchip Technology Inc.	14,268	419,907
Micron Technology Inc.(a)	7,359	29,804
Microsemi Corp.(a)	6,086	155,071
Microtune Inc.(a)	3,811	10,213
MIPS Technologies Inc. Class A(a)	453	1,590
MKS Instruments Inc.(a)	226	4,500
Monolithic Power Systems Inc.(a)	2,045	35,522
National Semiconductor Corp.	17,825	306,768
NetLogic Microsystems Inc.(a)	1,221	36,923
Novellus Systems Inc.(a)	2,313	45,427
NVIDIA Corp.(a)	43,144	462,072
OmniVision Technologies Inc.(a)	313	3,571
ON Semiconductor Corp.(a)	30,851	208,553
Pericom Semiconductor Corp.(a)	1,728	18,144
PLX Technology Inc.(a)	2,036	10,424
PMC-Sierra Inc.(a)	10,023	74,371
Power Integrations Inc.(a)	2,331	56,177
Rambus Inc.(a)	8,092	103,982
Rubicon Technology Inc.(a)	1,022	7,379
Rudolph Technologies Inc.(a)	85	712
Semitool Inc.(a)	1,472	12,041
Semtech Corp.(a)	4,530	63,239
Silicon Image Inc.(a)	5,753	30,721
Silicon Laboratories Inc.(a)	3,766	115,616
Skyworks Solutions Inc.(a)	8,548	71,461
Spansion Inc. Class A(a)	961	1,490
Standard Microsystems Corp.(a)	973	24,306
Supertex Inc.(a)	786	22,134
Techwell Inc.(a)	1,040	9,807
Teradyne Inc.(a)	8,339	65,128
Tessera Technologies Inc.(a)	3,951	64,559
Texas Instruments Inc.	102,863	2,211,555
Transmeta Corp.(a)	827	13,406
Ultratech Inc.(a)	1,798	21,756

Varian Semiconductor Equipment Associates Inc.(a)	5,767	144,867
Veeco Instruments Inc.(a)	2,065	30,583
Volterra Semiconductor Corp.(a)	1,982	25,231
Xilinx Inc.	21,751	510,061

		19,144,488
SOFTWARE—7.72%
ACI Worldwide Inc.(a)(b)	2,720	47,654
Activision Blizzard Inc.(a)	46,158	712,218
Actuate Corp.(a)	4,313	15,096
Adobe Systems Inc.(a)	41,370	1,632,874
Advent Software Inc.(a)	1,287	45,341
Allscripts Healthcare Solutions Inc.(a)	4,518	56,204
American Reprographics Co.(a)	2,809	48,455
American Software Inc. Class A	1,187	6,469
ANSYS Inc.(a)	6,610	250,321
ArcSight Inc.(a)	525	4,006
Autodesk Inc.(a)	17,276	579,610
Automatic Data Processing Inc.	40,340	1,724,535
Blackbaud Inc.	3,231	59,612
Blackboard Inc.(a)	2,364	95,246
BMC Software Inc.(a)	14,820	424,297
Broadridge Financial Solutions Inc.	10,860	167,135
CA Inc.	14,088	281,196
Callidus Software Inc.(a)	2,316	9,171
Cerner Corp.(a)(b)	5,260	234,806
Citrix Systems Inc.(a)	14,253	360,031
CommVault Systems Inc.(a)	3,305	39,825
Computer Programs and Systems Inc.	480	13,896
Compuware Corp.(a)	11,975	116,038
Concur Technologies Inc.(a)	3,443	131,729
CSG Systems International Inc.(a)	1,284	22,509
Deltek Inc.(a)	475	2,888
DemandTec Inc.(a)	1,520	13,695
Digi International Inc.(a)	256	2,611
DivX Inc.(a)	1,716	11,103
DMRC Corp.(c)	399	4,650
Double-Take Software Inc.(a)	1,316	13,094
Dun & Bradstreet Corp. (The)	3,054	288,175
Ebix Inc.(a)	186	17,477
Eclipsys Corp.(a)	4,239	88,807
Electronic Arts Inc.(a)	24,786	916,834
EPIQ Systems Inc.(a)	1,798	24,453
FalconStor Software Inc.(a)	3,736	20,025
Fidelity National Information Services Inc.	3,466	63,982
Fiserv Inc.(a)	12,790	605,223
Global Payments Inc.	6,213	278,715
Guidance Software Inc.(a)	244	1,144
IMS Health Inc.	3,054	57,751
Informatica Corp.(a)	6,764	87,864
InnerWorkings Inc.(a)(b)	2,474	27,437
Interactive Intelligence Inc.(a)	972	8,767
Intuit Inc.(a)	24,903	787,184
JDA Software Group Inc.(a)	176	2,677
Lawson Software Inc.(a)	9,801	68,607
ManTech International Corp. Class A(a)	1,568	92,967
MasterCard Inc. Class A	5,669	1,005,284
MedAssets Inc.(a)	941	16,185
Metavante Technologies Inc.(a)	6,996	134,743
Microsoft Corp.	623,429	16,639,320
MicroStrategy Inc. Class A(a)	718	42,743
Midway Games Inc.(a)(b)	1,712	4,057
Monotype Imaging Holdings Inc.(a)	531	5,910
MSCI Inc. Class A(a)	3,450	82,800
NetSuite Inc.(a)	355	6,397

Novell Inc.(a)	12,313	63,289
Nuance Communications Inc.(a)	13,371	162,992
Omnicell Inc.(a)	2,467	32,441
Omniture Inc.(a)	4,825	88,587
OpenTV Corp. Class A(a)	1,095	1,544
OPNET Technologies Inc.(a)	950	11,571
Oracle Corp.(a)	302,659	6,147,004
Parametric Technology Corp.(a)	8,508	156,547
Paychex Inc.	25,142	830,440
Pegasystems Inc.	1,085	14,007
Phase Forward Inc.(a)	3,307	69,149
Phoenix Technologies Ltd.(a)	2,176	17,386
Progress Software Corp.(a)	2,984	77,554
PROS Holdings Inc.(a)	1,001	9,399
QAD Inc.	732	5,065
Quality Systems Inc.(b)	1,307	55,234
Red Hat Inc.(a)	14,818	223,307
Renaissance Learning Inc.	556	7,222
Salesforce.com Inc.(a)	8,208	397,267
SEI Investments Co.	10,492	232,922
Smith Micro Software Inc.(a)	2,198	15,606
Solera Holdings Inc.(a)	4,013	115,253
SPSS Inc.(a)	1,289	37,845
Sybase Inc.(a)	5,215	159,683
Synchronoss Technologies Inc.(a)	2,114	19,893
Take-Two Interactive Software Inc.	5,991	98,252
Taleo Corp. Class A(a)	1,754	34,887
THQ Inc.(a)	3,553	42,778
Total System Services Inc.	12,740	208,936
Trident Microsystems Inc.(a)	1,840	4,416
Ultimate Software Group Inc.(a)	1,980	53,460
Unica Corp.(a)	730	5,723
VeriFone Holdings Inc.(a)(b)	2,776	45,915
VMware Inc. Class A(a)	3,237	86,234
Wind River Systems Inc.(a)	5,322	53,220

		38,086,871
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	2,035	39,337

		39,337
TELECOMMUNICATIONS—5.00%
Acme Packet Inc.(a)	1,547	8,864
ADTRAN Inc.	2,472	48,179
Airvana Inc.(a)	1,710	10,072
Alaska Communications Systems Group Inc.	1,737	21,244
Amdocs Ltd.(a)	6,482	177,477
American Tower Corp. Class A(a)	30,846	1,109,531
Anixter International Inc.(a)	214	12,735
Applied Signal Technology Inc.	262	4,554
Aruba Networks Inc.(a)	4,050	20,777
Atheros Communications Inc.(a)	4,607	108,633
Avanex Corp.(a)	928	4,343
BigBand Networks Inc.(a)	2,541	9,376
Cbeyond Inc.(a)	1,829	26,319
Centennial Communications Corp.(a)	4,493	28,036
Ciena Corp.(a)	6,771	68,252
Cisco Systems Inc.(a)	458,747	10,349,332
Clearwire Corp. Class A(a)	4,696	55,788
CommScope Inc.(a)	5,459	189,100
Comtech Telecommunications Corp.(a)	1,922	94,639
Consolidated Communications Holdings Inc.	796	12,004
Corning Inc.	122,190	1,911,052
CPI International Inc.(a)	84	1,216
Crown Castle International Corp.(a)	4,537	131,437

EchoStar Corp.(a)	240	5,784
Embarq Corp.	5,771	234,014
Finisar Corp.(a)	31,471	31,786
Foundry Networks Inc.(a)	3,187	58,035
Frontier Communications Corp.	5,573	64,090
GeoEye Inc.(a)	171	3,784
Global Crossing Ltd.(a)	687	10,415
Globecomm Systems Inc.(a)	1,033	9,028
Harmonic Inc.(a)	3,274	27,665
Harris Corp.	10,494	484,823
Hughes Communications Inc.(a)	483	17,726
Hungarian Telephone and Cable Corp.(a)	439	8,736
Hypercom Corp.(a)	2,233	8,887
ICO Global Communications (Holdings) Ltd.(a)	3,204	3,492
Infinera Corp.(a)	7,234	69,157
InterDigital Inc.(a)	3,698	88,937
Iowa Telecommunications Services Inc.	285	5,324
iPCS Inc.(a)	453	10,088
Ixia(a)	2,230	16,435
JDS Uniphase Corp.(a)	8,984	76,005
Juniper Networks Inc.(a)	40,846	860,625
Leap Wireless International Inc.(a)	326	12,421
Level 3 Communications Inc.(a)(b)	120,684	325,847
MasTec Inc.(a)	3,190	42,395
MetroPCS Communications Inc.(a)	18,904	264,467
NETGEAR Inc.(a)	470	7,050
NeuStar Inc. Class A(a)	6,028	119,897
Neutral Tandem Inc.(a)	1,282	23,768
NextWave Wireless Inc.(a)	3,766	2,260
NII Holdings Inc. Class B(a)	13,029	494,060
Novatel Wireless Inc.(a)	1,063	6,442
NTELOS Holdings Corp.	2,304	61,955
Oplink Communications Inc.(a)	721	8,702
Opnext Inc.(a)	1,298	5,958
ORBCOMM Inc.(a)	1,950	9,614
PAETEC Holding Corp.(a)	7,235	15,555
ParkerVision Inc.(a)	1,777	17,770
Polycom Inc.(a)	6,304	145,812
Preformed Line Products Co.	19	1,108
Premiere Global Services Inc.(a)	4,089	57,491
QUALCOMM Inc.	125,720	5,402,188
Qwest Communications International Inc.	58,154	187,837
RCN Corp.(a)	1,543	18,917
SAVVIS Inc.(a)	2,950	39,648
SBA Communications Corp.(a)	8,475	219,248
Shenandoah Telecommunications Co.	1,682	37,122
ShoreTel Inc.(a)	2,830	16,244
Sonus Networks Inc.(a)	15,841	45,622
Starent Networks Corp.(a)	2,296	29,710
Switch & Data Facilities Co. Inc.(a)	1,568	19,522
Sycamore Networks Inc.(a)	1,575	5,087
Syniverse Holdings Inc.(a)	1,941	32,240
Tekelec(a)	551	7,708
TeleCorp PCS Inc. Escrow(c)	189	—
Telephone and Data Systems Inc.	3,473	124,160
TerreStar Corp.(a)	1,325	1,325
tw telecom inc.(a)	10,032	104,232
United States Cellular Corp.(a)	528	24,774
UTStarcom Inc.(a)	458	1,543
Viasat Inc.(a)	438	10,328
Virgin Mobile USA Inc. Class A(a)	3,225	9,482
Vonage Holdings Corp.(a)(b)	2,232	2,232
Windstream Corp.	17,319	189,470

		24,649,007

TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	4,015	139,401
LeapFrog Enterprises Inc.(a)	2,545	26,875
Marvel Entertainment Inc.(a)	3,792	129,459

		295,735
TRANSPORTATION—2.81%
American Commercial Lines Inc.(a)	2,772	29,494
Arlington Tankers Ltd.	980	15,072
Burlington Northern Santa Fe Corp.	21,869	2,021,352
C.H. Robinson Worldwide Inc.	13,273	676,392
CAI International Inc.(a)	436	4,822
Con-way Inc.	557	24,569
CSX Corp.	31,438	1,715,572
DHT Maritime Inc.	1,454	9,771
Dynamex Inc.(a)	316	8,993
Eagle Bulk Shipping Inc.	3,598	50,156
Expeditors International Washington Inc.	16,578	577,578
Forward Air Corp.	2,247	61,186
Frontline Ltd.	3,780	181,705
Genco Shipping & Trading Ltd.	1,736	57,705
General Maritime Corp.	2,054	40,012
Genesee & Wyoming Inc. Class A(a)	1,731	64,947
Golar LNG Ltd.	2,290	30,411
GulfMark Offshore Inc.(a)	1,290	57,895
Heartland Express Inc.	2,720	42,214
Horizon Lines Inc. Class A	2,467	24,349
Hub Group Inc. Class A(a)	1,829	68,862
J.B. Hunt Transport Services Inc.	6,321	210,932
Kansas City Southern Industries Inc.(a)	5,785	256,623
Kirby Corp.(a)	4,216	159,955
Knight Transportation Inc.	4,472	75,890
Knightsbridge Tankers Ltd.	1,211	32,055
Landstar System Inc.	4,038	177,914
Nordic American Tanker Shipping Ltd.	729	23,372
Norfolk Southern Corp.	8,471	560,865
Old Dominion Freight Line Inc.(a)	1,510	42,793
Pacer International Inc.	1,091	17,969
Patriot Transportation Holding Inc.(a)	5	395
PHI Inc.(a)	727	26,848
Ryder System Inc.	1,482	91,884
Ship Finance International Ltd.	3,275	70,609
TBS International Ltd.(a)	796	10,714
Teekay Tankers Ltd. Class A	1,071	18,132
Union Pacific Corp.	40,176	2,858,924
United Parcel Service Inc. Class B	53,063	3,337,132
Universal Truckload Services Inc.(a)	224	5,457
UTi Worldwide Inc.	7,005	119,225

		13,860,745
TRUCKING & LEASING—0.00%
GATX Corp.	434	17,173
TAL International Group Inc.	192	3,997
Textainer Group Holdings Ltd.	325	4,937

		26,107
WATER—0.00%
Consolidated Water Co. Ltd.(b)	943	16,050
SJW Corp.	29	869

		16,919

TOTAL COMMON STOCKS
(Cost: $569,247,308)		492,547,299

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	83	54

		54

TOTAL RIGHTS
(Cost: $77)		54

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(b)(c)	27	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	487,421	487,421
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	5,315,327	5,315,327

		5,802,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,802,748)		5,802,748

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $575,050,133)		498,350,101
Other Assets, Less Liabilities—(1.03)%		(5,062,112)

NET ASSETS—100.00%		$493,287,989

NVS   -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.72%

ADVERTISING—0.03%
Clear Channel Outdoor Holdings Inc. Class A(a)	574	$7,852
Greenfield Online Inc.(a)	143	2,488
Harte-Hanks Inc.	2,076	21,528
Interpublic Group of Companies Inc. (The)(a)	4,396	34,069
Omnicom Group Inc.	1,551	59,807
R.H. Donnelley Corp.(a)(b)	5,141	10,231

		135,975
AEROSPACE & DEFENSE—1.55%
AAR Corp.(a)	1,932	32,052
Alliant Techsystems Inc.(a)	1,215	114,137
Argon ST Inc.(a)	109	2,560
BE Aerospace Inc.(a)	431	6,823
Curtiss-Wright Corp.	444	20,180
DRS Technologies Inc.	2,692	206,611
Ducommun Inc.	683	16,310
Esterline Technologies Corp.(a)	340	13,461
General Dynamics Corp.	25,911	1,907,568
Herley Industries Inc.(a)	575	9,832
Kaman Corp.	1,541	43,888
L-3 Communications Holdings Inc.	1,793	176,288
LMI Aerospace Inc.(a)	218	4,384
Moog Inc. Class A(a)	2,482	106,428
Northrop Grumman Corp.	16,571	1,003,208
Raytheon Co.	17,519	937,442
Spirit AeroSystems Holdings Inc. Class A(a)	6,780	108,955
Triumph Group Inc.	463	21,164
United Technologies Corp.	27,204	1,633,872

		6,365,163
AGRICULTURE—0.93%
Alico Inc.	45	2,134
Alliance One International Inc.(a)	1,769	6,722
Altria Group Inc.	34,325	681,008
Andersons Inc. (The)	1,239	43,638
Archer-Daniels-Midland Co.	41,795	915,728
Bunge Ltd.	7,915	500,070
Griffin Land & Nurseries Inc.	222	8,232
Lorillard Inc.	5,352	380,795
Maui Land & Pineapple Co. Inc.(a)	349	9,594
Reynolds American Inc.	11,181	543,620
Universal Corp.	1,627	79,869
UST Inc.	9,655	642,444

		3,813,854
AIRLINES—0.34%
AirTran Holdings Inc.(a)	3,656	8,884
Alaska Air Group Inc.(a)	2,321	47,325

Allegiant Travel Co.(a)	143	5,051
AMR Corp.(a)	8,022	78,776
Continental Airlines Inc. Class B(a)	7,156	119,362
Copa Holdings SA Class A	523	16,997
Delta Air Lines Inc.(a)	9,412	70,119
Hawaiian Holdings Inc.(a)	345	3,202
JetBlue Airways Corp.(a)	11,018	54,539
Northwest Airlines Corp.(a)	15,791	142,593
Republic Airways Holdings Inc.(a)	2,397	24,425
SkyWest Inc.	3,769	60,229
Southwest Airlines Co.	47,703	692,171
UAL Corp.(b)	4,560	40,082
US Airways Group Inc.(a)(b)	7,481	45,110

		1,408,865
APPAREL—0.26%
Carter’s Inc.(a)	3,674	72,488
Cherokee Inc.	149	3,275
Columbia Sportswear Co.	757	31,764
Crocs Inc.(a)(b)	401	1,436
G-III Apparel Group Ltd.(a)	444	8,307
Gymboree Corp.(a)	523	18,566
Iconix Brand Group Inc.(a)	1,083	14,166
Jones Apparel Group Inc.	5,611	103,860
K-Swiss Inc. Class A	1,712	29,789
Liz Claiborne Inc.	6,084	99,960
Maidenform Brands Inc.(a)	633	9,185
Oxford Industries Inc.	854	22,059
Perry Ellis International Inc.(a)	339	5,054
Phillips-Van Heusen Corp.	418	15,846
Quiksilver Inc.(a)	8,164	46,861
SKECHERS U.S.A. Inc. Class A(a)	1,981	33,340
Steven Madden Ltd.(a)	1,133	28,076
Timberland Co. Class A(a)	3,090	53,673
Unifi Inc.(a)	2,916	14,113
VF Corp.	5,642	436,183
Weyco Group Inc.	206	6,895

		1,054,896
AUTO MANUFACTURERS—0.26%
Force Protection Inc.(a)	1,848	4,953
Ford Motor Co.(a)	141,309	734,807
General Motors Corp.(b)	31,493	297,609
Oshkosh Corp.	1,459	19,200
Wabash National Corp.	2,201	20,799

		1,077,368
AUTO PARTS & EQUIPMENT—0.42%
Accuride Corp.(a)	2,659	4,254
American Axle & Manufacturing Holdings Inc.	3,201	17,157
ArvinMeritor Inc.	4,735	61,744
ATC Technology Corp.(a)	1,354	32,144
Autoliv Inc.	4,702	158,692
BorgWarner Inc.	947	31,033
Commercial Vehicle Group Inc.(a)	1,519	10,800
Cooper Tire & Rubber Co.	3,775	32,465
Dana Holding Corp.(a)	6,418	31,063
Dorman Products Inc.(a)	717	8,984
Federal Mogul Corp. Class A(a)	1,470	18,448
Fuel Systems Solutions Inc.(a)	53	1,826
Goodyear Tire & Rubber Co. (The)(a)	5,551	84,986
Hayes Lemmerz International Inc.(a)	5,769	15,749
Johnson Controls Inc.	32,720	992,398

Lear Corp.(a)	4,158	43,659
Modine Manufacturing Co.	2,012	29,134
Spartan Motors Inc.	1,929	6,134
Superior Industries International Inc.	1,626	31,154
Tenneco Inc.(a)	3,010	31,996
TRW Automotive Holdings Corp.(a)	3,287	52,296
Visteon Corp.(a)	6,340	14,709

		1,710,825
BANKS—9.95%
AMCORE Financial Inc.	1,135	10,499
Ameris Bancorp	963	14,301
Ames National Corp.	424	11,003
Arrow Financial Corp.	592	17,411
Associated Banc-Corp.	8,250	164,587
BancFirst Corp.	438	21,169
Banco Latinoamericano de Exportaciones SA Class E	1,938	27,946
BancorpSouth Inc.	5,343	150,299
BancTrust Financial Group Inc.	1,123	14,734
Bank Mutual Corp.	3,195	36,263
Bank of America Corp.	296,363	10,372,705
Bank of Hawaii Corp.	3,093	165,321
Bank of New York Mellon Corp. (The)	74,359	2,422,616
Bank of the Ozarks Inc.	805	21,735
Banner Corp.	1,129	13,559
BB&T Corp.	35,552	1,343,866
BOK Financial Corp.	1,432	69,323
Boston Private Financial Holdings Inc.	3,636	31,779
Bryn Mawr Bank Corp.	437	9,605
Camden National Corp.	500	17,475
Capital City Bank Group Inc.(b)	696	21,820
Capitol Bancorp Ltd.	1,025	19,977
Cardinal Financial Corp.	578	4,670
Cascade Bancorp(b)	1,441	12,810
Cathay General Bancorp(b)	3,200	76,160
Centerstate Banks of Florida Inc.	601	10,740
Central Pacific Financial Corp.	1,743	29,300
Chemical Financial Corp.	1,532	47,706
Citizens & Northern Corp.	578	12,456
Citizens Republic Bancorp Inc.	5,756	17,728
City Bank	863	13,463
City Holding Co.	1,033	43,644
City National Corp.	2,600	141,180
CoBiz Financial Inc.	1,251	15,025
Colonial BancGroup Inc. (The)(b)	13,073	102,754
Columbia Banking System Inc.	1,293	22,925
Comerica Inc.(b)	9,774	320,489
Commerce Bancshares Inc.	3,820	177,248
Community Bank System Inc.	1,912	48,087
Community Trust Bancorp Inc.	936	32,198
Corus Bankshares Inc.(b)	2,789	11,295
Cullen/Frost Bankers Inc.	3,800	228,000
CVB Financial Corp.	4,255	59,144
Discover Financial Services LLC	31,023	428,738
East West Bancorp Inc.(b)	4,088	56,006
Encore Bancshares Inc.(a)	424	7,632
Enterprise Financial Services Corp.(b)	448	10,107
F.N.B. Corp. (Pennsylvania)	5,561	88,865
Farmers Capital Bank Corp.	404	10,916
Fifth Third Bancorp	32,588	387,797
Financial Institutions Inc.	717	14,347
First Bancorp (North Carolina)	810	13,851
First BanCorp (Puerto Rico)	4,604	50,920

First Bancorp Inc. (Maine)	553	10,839
First Busey Corp. Class A(b)	1,716	31,454
First Citizens BancShares Inc. Class A	394	70,526
First Commonwealth Financial Corp.	4,773	64,292
First Community Bancshares Inc.	543	20,373
First Financial Bancorp	2,378	34,719
First Financial Bankshares Inc.	1,112	57,691
First Financial Corp.	731	34,342
First Horizon National Corp.	13,068	122,316
First Merchants Corp.	1,326	30,233
First Midwest Bancorp Inc.	3,146	76,259
1st Source Corp.	1,081	25,403
First South Bancorp Inc.	529	9,136
FirstMerit Corp.	5,245	110,145
Frontier Financial Corp.(b)	2,993	40,196
Fulton Financial Corp.	11,261	122,858
Glacier Bancorp Inc.	3,476	86,101
Green Bancshares Inc.	820	19,278
Guaranty Bancorp(a)	3,957	24,138
Hancock Holding Co.	1,539	78,489
Hanmi Financial Corp.	2,170	10,958
Harleysville National Corp.	2,073	35,200
Heartland Financial USA Inc.	925	23,180
Heritage Commerce Corp.	594	9,041
Home Bancshares Inc.	897	23,205
Huntington Bancshares Inc.(b)	23,701	189,371
IBERIABANK Corp.	829	43,813
Independent Bank Corp. (Massachusetts)	1,004	31,295
Integra Bank Corp.	1,491	11,898
International Bancshares Corp.	3,293	88,911
KeyCorp	32,088	383,131
Lakeland Bancorp Inc.(b)	1,427	16,682
Lakeland Financial Corp.	865	18,995
M&T Bank Corp.(b)	4,272	381,276
MainSource Financial Group Inc.	1,338	26,225
Marshall & Ilsley Corp.	16,858	339,689
MB Financial Inc.	2,247	74,308
Midwest Banc Holdings Inc.	1,718	6,872
Nara Bancorp Inc.	1,608	18,010
National City Corp.(b)	49,675	86,931
National Penn Bancshares Inc.(b)	5,197	75,876
NBT Bancorp Inc.	2,035	60,887
Northern Trust Corp.	1,385	99,997
Northfield Bancorp Inc.(a)	1,320	15,985
Old National Bancorp	4,277	85,626
Old Second Bancorp Inc.	929	17,205
Oriental Financial Group Inc.	1,487	26,558
Pacific Capital Bancorp	3,037	61,803
Pacific Continental Corp.	691	10,116
PacWest Bancorp	1,517	43,371
Park National Corp.(b)	724	56,472
Peapack-Gladstone Financial Corp.	535	17,922
Pennsylvania Commerce Bancorp Inc.(a)	339	10,106
Peoples Bancorp Inc.	742	16,153
Pinnacle Financial Partners Inc.(a)	1,130	34,804
PNC Financial Services Group Inc. (The)	22,491	1,680,078
Popular Inc.(b)	18,180	150,712
PremierWest Bancorp	1,247	10,063
Prosperity Bancshares Inc.	2,541	86,369
Provident Bankshares Corp.	2,307	22,401
Regions Financial Corp.	45,165	433,584
Renasant Corp.	1,260	27,355
Republic Bancorp Inc. Class A	668	20,254

S&T Bancorp Inc.	1,533	56,460
Sandy Spring Bancorp Inc.	1,124	24,840
Santander BanCorp	320	3,456
SCBT Financial Corp.	635	23,876
Seacoast Banking Corp. of Florida(b)	1,056	11,331
Shore Bancshares Inc.	535	13,749
Sierra Bancorp	478	9,971
Signature Bank(a)	280	9,766
Simmons First National Corp. Class A	991	35,280
Smithtown Bancorp Inc.	521	11,722
South Financial Group Inc. (The)	4,490	32,912
Southside Bancshares Inc.	731	18,421
Southwest Bancorp Inc.	1,025	18,112
State Bancorp Inc.	927	13,812
State Street Corp.	20,423	1,161,660
Stellar One Corp.	1,459	30,158
Sterling Bancorp	1,333	19,275
Sterling Bancshares Inc.	4,785	50,003
Sterling Financial Corp. (Washington)	3,211	46,560
Suffolk Bancorp	370	14,582
Sun Bancorp Inc. (New Jersey)(a)	1,088	14,742
SunTrust Banks Inc.	22,934	1,031,801
Susquehanna Bancshares Inc.	5,559	108,512
SVB Financial Group(a)	1,519	87,980
SY Bancorp Inc.	676	20,699
Synovus Financial Corp.(b)	18,182	188,184
TCF Financial Corp.	8,179	147,222
Texas Capital Bancshares Inc.(a)	1,477	30,663
Tompkins Financial Corp.	339	17,119
TowneBank	1,335	29,370
TriCo Bancshares	992	21,358
TrustCo Bank Corp. NY	3,181	37,250
Trustmark Corp.	3,228	66,949
U.S. Bancorp	113,147	4,075,555
UCBH Holdings Inc.	7,145	45,799
UMB Financial Corp.	2,005	105,303
Umpqua Holdings Corp.	3,972	58,428
Union Bankshares Corp.	948	22,752
United Bancshares Inc.	2,408	84,280
United Community Banks Inc.(b)	2,527	33,508
United Security Bancshares	542	8,867
Univest Corp. of Pennsylvania	754	27,898
Valley National Bancorp	8,735	183,086
W Holding Co. Inc.(b)	8,178	3,844
Wachovia Corp.	140,400	491,400
Washington Trust Bancorp Inc.	833	22,158
Webster Financial Corp.	3,388	85,547
Wells Fargo & Co.	214,686	8,057,166
WesBanco Inc.	1,818	48,395
West Bancorporation	1,123	14,633
West Coast Bancorp	1,123	16,463
Westamerica Bancorporation(b)	1,032	59,371
Western Alliance Bancorporation(a)(b)	1,123	17,362
Whitney Holding Corp.	4,162	100,928
Wilmington Trust Corp.(b)	4,364	125,814
Wilshire Bancorp Inc.	1,095	13,326
Wintrust Financial Corp.	1,515	44,465
Yadkin Valley Financial Corp.	738	12,516
Zions Bancorporation(b)	6,963	269,468

		40,861,797
BEVERAGES—1.46%
Anheuser-Busch Companies Inc.	20,770	1,347,558

Brown-Forman Corp. Class B	1,416	101,683
Coca-Cola Co. (The)	44,543	2,355,434
Coca-Cola Enterprises Inc.	20,584	345,194
Constellation Brands Inc. Class A(a)	11,947	256,383
Dr. Pepper Snapple Group Inc.(a)	16,410	434,537
Farmer Brothers Co.	489	12,161
Molson Coors Brewing Co. Class B	7,576	354,178
National Beverage Corp.(a)	636	5,641
Pepsi Bottling Group Inc.	8,866	258,621
PepsiAmericas Inc.	3,769	78,094
PepsiCo Inc.	6,148	438,168

		5,987,652
BIOTECHNOLOGY—1.13%
Affymetrix Inc.(a)	2,103	16,277
Amgen Inc.(a)	70,776	4,194,894
Arena Pharmaceuticals Inc.(a)	3,509	17,545
Cambrex Corp.(a)	812	4,994
Celera Corp.(a)	3,229	49,888
Charles River Laboratories International Inc.(a)	2,404	133,494
Cytokinetics Inc.(a)	633	3,000
Enzo Biochem Inc.(a)	505	5,545
Geron Corp.(a)	1,860	7,347
Human Genome Sciences Inc.(a)	7,752	49,225
Invitrogen Corp.(a)	3,965	149,877
Lexicon Pharmaceuticals Inc.(a)	3,678	6,547
Maxygen Inc.(a)	1,417	5,994
Nektar Therapeutics(a)	3,483	12,504

		4,657,131
BUILDING MATERIALS—0.23%
Apogee Enterprises Inc.	927	13,933
Armstrong World Industries Inc.	1,394	40,287
Builders FirstSource Inc.(a)(b)	1,033	6,188
Comfort Systems USA Inc.	2,608	34,843
Drew Industries Inc.(a)	1,161	19,865
Eagle Materials Inc.	310	6,935
Interline Brands Inc.(a)	2,108	34,171
LSI Industries Inc.	1,319	10,908
Martin Marietta Materials Inc.(b)	199	22,284
Masco Corp.	23,403	419,850
NCI Building Systems Inc.(a)	1,229	39,021
Owens Corning(a)	4,946	118,259
Quanex Building Products Corp.	841	12,817
Simpson Manufacturing Co. Inc.(b)	2,397	64,935
Trex Co. Inc.(a)(b)	740	13,401
U.S. Concrete Inc.(a)	2,629	11,752
Universal Forest Products Inc.	1,025	35,783
USG Corp.(a)	1,953	49,997

		955,229
CHEMICALS—1.81%
A. Schulman Inc.	1,711	33,844
Aceto Corp.	1,492	14,308
American Vanguard Corp.	66	995
Arch Chemicals Inc.	1,055	37,241
Ashland Inc.	4,080	119,299
Cabot Corp.	4,168	132,459
Celanese Corp. Class A	1,273	35,529
Chemtura Corp.	14,406	65,691
Cytec Industries Inc.	3,098	120,543
Dow Chemical Co. (The)	60,492	1,922,436
E.I. du Pont de Nemours and Co.	58,550	2,359,565

Eastman Chemical Co.	4,937	271,831
Ferro Corp.	342	6,874
FMC Corp.	2,986	153,451
H.B. Fuller Co.	3,182	66,408
Hercules Inc.	3,256	64,436
Huntsman Corp.	9,356	117,886
ICO Inc.(a)	1,119	6,278
Innophos Holdings Inc.	367	8,947
Innospec Inc.	581	7,007
Intrepid Potash Inc.(a)	966	29,115
Lubrizol Corp.	4,409	190,204
Minerals Technologies Inc.	653	38,762
NL Industries Inc.	33	339
Olin Corp.	4,849	94,071
OM Group Inc.(a)	2,000	45,000
Penford Corp.	739	13,073
PolyOne Corp.(a)	5,953	38,397
PPG Industries Inc.	9,461	551,766
Quaker Chemical Corp.	110	3,131
Rockwood Holdings Inc.(a)	2,698	69,231
Rohm and Haas Co.	1,326	92,820
RPM International Inc.	8,451	163,442
Sensient Technologies Corp.	3,103	87,287
Sigma-Aldrich Corp.	3,955	207,321
Solutia Inc.(a)	1,434	20,076
Spartech Corp.	1,798	17,800
Stepan Co.	248	13,533
Symyx Technologies Inc.(a)	1,082	10,723
Valhi Inc.	248	4,464
Valspar Corp. (The)	6,477	144,372
W.R. Grace & Co.(a)	1,078	16,299
Westlake Chemical Corp.	1,374	28,895

		7,425,149
COAL—0.00%
National Coal Corp.(a)	150	784
Westmoreland Coal Co.(a)	45	711

		1,495
COMMERCIAL SERVICES—0.96%
Aaron Rents Inc.	2,936	79,478
ABM Industries Inc.	2,874	62,768
Advance America Cash Advance Centers Inc.	1,984	5,932
Albany Molecular Research Inc.(a)	1,119	20,243
AMN Healthcare Services Inc.(a)	143	2,513
Avis Budget Group Inc.(a)	6,537	37,522
BearingPoint Inc.(a)	17,087	8,543
Bowne & Co. Inc.	1,613	18,630
Career Education Corp.(a)	5,802	94,863
CDI Corp.	738	16,480
Chemed Corp.	399	16,383
Compass Diversified Holdings	1,522	21,217
Consolidated Graphics Inc.(a)	273	8,280
Convergys Corp.(a)	7,987	118,048
Cornell Companies Inc.(a)	750	20,385
Corrections Corp. of America(a)	935	23,235
CRA International Inc.(a)	269	7,392
Cross Country Healthcare Inc.(a)	1,613	26,276
Deluxe Corp.	1,601	23,038
Dollar Thrifty Automotive Group Inc.(a)	1,531	2,955
DynCorp International Inc.(a)	1,551	25,995
Electro Rent Corp.	1,229	16,505
Emergency Medical Services Corp. Class A(a)	339	10,129

Equifax Inc.	3,914	134,837
Euronet Worldwide Inc.(a)	3,054	51,093
Exponent Inc.(a)	282	9,331
First Advantage Corp. Class A(a)	659	9,259
Genpact Ltd.(a)(b)	66	686
Gevity HR Inc.	1,279	9,311
Global Cash Access Inc.(a)	1,022	5,171
Great Lakes Dredge & Dock Corp.	2,586	16,318
H&E Equipment Services Inc.(a)	1,052	10,162
HealthSpring Inc.(a)	3,188	67,458
Heidrick & Struggles International Inc.	1,123	33,858
Hertz Global Holdings Inc.(a)	19,750	149,507
Hudson Highland Group Inc.(a)	257	1,786
ICF International Inc.(a)	410	8,097
ICT Group Inc.(a)	239	1,924
Integrated Electrical Services Inc.(a)	496	8,710
Interactive Data Corp.	1,234	31,121
Jackson Hewitt Tax Service Inc.	1,833	28,118
Kelly Services Inc. Class A	1,708	32,537
Kenexa Corp.(a)	331	5,226
Kforce Inc.(a)	1,712	17,480
Korn/Ferry International(a)	2,796	49,825
Landauer Inc.	314	22,843
LECG Corp.(a)	1,012	8,167
Lender Processing Services Inc.	4,876	148,816
Lincoln Educational Services Corp.(a)	93	1,230
Live Nation Inc.(a)(b)	4,767	77,559
Manpower Inc.	4,755	205,226
MAXIMUS Inc.	1,049	38,645
McGrath RentCorp	489	14,093
McKesson Corp.	5,049	271,687
Michael Baker Corp.(a)	409	14,233
Monro Muffler Brake Inc.	965	22,253
Moody’s Corp.	12,887	438,158
MPS Group Inc.(a)	6,127	61,760
Multi-Color Corp.	52	1,242
National Research Corp.	33	1,012
Odyssey Marine Exploration Inc.(a)	604	2,742
On Assignment Inc.(a)	2,551	20,102
PeopleSupport Inc.(a)	835	9,761
PharmaNet Development Group Inc.(a)	1,106	7,985
PHH Corp.(a)	3,503	46,555
Providence Service Corp. (The)(a)	204	1,999
Quanta Services Inc.(a)	2,472	66,769
R.R. Donnelley & Sons Co.	13,699	336,036
Rent-A-Center Inc.(a)	4,321	96,272
SAIC Inc.(a)	9,938	201,046
Service Corp. International	16,901	141,292
Spherion Corp.(a)	2,005	9,764
Standard Parking Corp.(a)	282	6,266
Steiner Leisure Ltd.(a)	444	15,265
Stewart Enterprises Inc. Class A	5,420	42,601
Ticketmaster Entertainment Inc.(a)	2,081	22,329
TNS Inc.(a)	247	4,784
Tree.com Inc.(a)	346	1,668
TrueBlue Inc.(a)	2,600	42,016
United Rentals Inc.(a)	3,914	59,649
Universal Technical Institute Inc.(a)(b)	868	14,808
Valassis Communications Inc.(a)	1,733	15,008
Viad Corp.	1,325	38,147
Volt Information Sciences Inc.(a)	1,025	9,204
Watson Wyatt Worldwide Inc.	934	46,448
Weight Watchers International Inc.	339	12,407

Wright Express Corp.(a)	245	7,313

		3,953,785
COMPUTERS—0.82%
Affiliated Computer Services Inc. Class A(a)	4,196	212,443
Agilysys Inc.	1,498	15,115
Brocade Communications Systems Inc.(a)	20,922	121,766
CACI International Inc. Class A(a)	1,542	77,254
Cadence Design Systems Inc.(a)	16,700	112,892
CIBER Inc.(a)	3,868	27,037
Computer Sciences Corp.(a)	9,890	397,479
COMSYS IT Partners Inc.(a)	931	9,049
Cray Inc.(a)	2,010	10,412
Diebold Inc.	702	23,243
DST Systems Inc.(a)(b)	535	29,955
Electronics For Imaging Inc.(a)	3,445	47,989
EMC Corp.(a)	40,774	487,657
Furmanite Corp.(a)	614	6,349
Hutchinson Technology Inc.(a)	1,504	17,416
Imation Corp.	1,925	43,486
Immersion Corp.(a)	942	5,482
Jack Henry & Associates Inc.	355	7,217
Lexmark International Inc. Class A(a)	5,744	187,082
Limelight Networks Inc.(a)	402	1,005
Mentor Graphics Corp.(a)	5,494	62,357
Mercury Computer Systems Inc.(a)	1,596	14,204
MTS Systems Corp.	732	30,817
NCR Corp.(a)	1,032	22,756
Ness Technologies Inc.(a)	2,299	26,370
NetScout Systems Inc.(a)	296	3,149
Palm Inc.(b)	1,023	6,107
Perot Systems Corp. Class A(a)	5,601	97,177
Quantum Corp.(a)	5,805	6,269
Rackable Systems Inc.(a)	1,839	18,041
RadiSys Corp.(a)	1,761	15,145
Rimage Corp.(a)	615	8,585
SanDisk Corp.(a)	11,687	228,481
Seagate Technology	16,179	196,089
SI International Inc.(a)	928	27,886
Sigma Designs Inc.(a)(b)	294	4,181
Silicon Storage Technology Inc.(a)	6,329	20,633
SMART Modular Technologies (WWH) Inc.(a)	2,875	8,625
SRA International Inc. Class A(a)	1,260	28,514
Sun Microsystems Inc.(a)	51,147	388,717
Super Micro Computer Inc.(a)	222	2,000
Synopsys Inc.(a)	9,165	182,842
Teradata Corp.(a)	5,932	115,674
3D Systems Corp.(a)	110	1,567
Unisys Corp.(a)	10,344	28,446
Virtusa Corp.(a)	95	618

		3,385,578
COSMETICS & PERSONAL CARE—2.16%
Alberto-Culver Co.	5,074	138,216
Chattem Inc.(a)	52	4,065
Elizabeth Arden Inc.(a)	1,734	34,038
Inter Parfums Inc.	851	11,540
Procter & Gamble Co. (The)	124,829	8,699,333

		8,887,192
DISTRIBUTION & WHOLESALE—0.22%
Beacon Roofing Supply Inc.(a)	1,515	23,664
BMP Sunstone Corp.(a)	171	1,187

Brightpoint Inc.(a)	3,225	23,220
Core-Mark Holding Co. Inc.(a)	643	16,069
Genuine Parts Co.	10,590	425,824
Ingram Micro Inc. Class A(a)	10,968	176,256
Owens & Minor Inc.	208	10,088
Pool Corp.	588	13,718
ScanSource Inc.(a)	434	12,495
Tech Data Corp.(a)	2,935	87,610
United Stationers Inc.(a)	1,515	72,462
Watsco Inc.	716	36,000
WESCO International Inc.(a)	731	23,524

		922,117
DIVERSIFIED FINANCIAL SERVICES—7.45%
Advanta Corp. Class B	2,487	20,468
American Express Co.	10,477	371,200
AmeriCredit Corp.(a)(b)	7,297	73,919
Ameriprise Financial Inc.	14,502	553,976
Ampal-American Israel Corp. Class A(a)	1,281	3,958
Asset Acceptance Capital Corp.(a)	192	2,024
BGC Partners Inc. Class A	1,098	4,710
BlackRock Inc.	309	60,100
Broadpoint Securities Group Inc.(a)	1,297	3,761
Calamos Asset Management Inc. Class A	1,426	25,554
Capital One Financial Corp.	24,394	1,244,094
CIT Group Inc.	18,284	127,257
Citigroup Inc.	353,904	7,258,571
CME Group Inc.	1,286	477,762
Cohen & Steers Inc.	417	11,814
CompuCredit Corp.(a)(b)	1,303	5,108
Credit Acceptance Corp.(a)	151	2,567
Doral Financial Corp.(a)	335	3,658
E*TRADE Financial Corp.(a)(b)	23,073	64,604
Encore Capital Group Inc.(a)	960	13,152
Epoch Holding Corp.	99	1,044
Evercore Partners Inc. Class A	597	10,734
FBR Capital Markets Corp.(a)(b)	1,584	10,264
Federal Agricultural Mortgage Corp.	733	3,005
Federal Home Loan Mortgage Corp.(b)	3,475	5,942
Federal National Mortgage Association	69,436	106,237
Financial Federal Corp.	1,693	38,804
First Marblehead Corp. (The)	2,139	5,326
Franklin Resources Inc.	4,661	410,774
Friedman, Billings, Ramsey Group Inc. Class A(a)	10,183	20,366
GAMCO Investors Inc. Class A	298	17,671
Goldman Sachs Group Inc. (The)	22,909	2,932,352
Invesco Ltd.	22,157	464,854
Investment Technology Group Inc.(a)	241	7,334
Janus Capital Group Inc.	731	17,749
Jefferies Group Inc.	8,149	182,538
JPMorgan Chase & Co.	224,431	10,480,928
KBW Inc.(a)(b)	1,620	53,363
Knight Capital Group Inc. Class A(a)	5,337	79,308
LaBranche & Co. Inc.(a)	3,134	14,103
Legg Mason Inc.	8,988	342,083
MarketAxess Holdings Inc.(a)	2,012	16,237
Merrill Lynch & Co. Inc.	99,402	2,514,871
MF Global Ltd.(a)	3,203	13,901
Morgan Stanley	67,736	1,557,928
NASDAQ OMX Group Inc. (The)(a)	3,970	121,363
National Financial Partners Corp.	2,560	38,400
Nelnet Inc. Class A	1,152	16,358
NewStar Financial Inc.(a)	1,371	11,091

NYSE Euronext Inc.	6,930	271,517
Ocwen Financial Corp.(a)	2,540	20,447
Penson Worldwide Inc.(a)	1,091	15,132
Piper Jaffray Companies(a)	1,231	53,241
Portfolio Recovery Associates Inc.(a)	345	16,777
Raymond James Financial Inc.	6,189	204,113
Sanders Morris Harris Group Inc.	1,319	11,409
SLM Corp.(a)	3,449	42,561
Stifel Financial Corp.(a)	1,429	71,307
Student Loan Corp. (The)	248	23,064
SWS Group Inc.	1,656	33,385
Thomas Weisel Partners Group Inc.(a)	1,532	12,915
U.S. Global Investors Inc. Class A	126	1,266
Westwood Holdings Group Inc.	45	2,133

		30,602,452
ELECTRIC—5.05%
ALLETE Inc.	1,703	75,783
Alliant Energy Corp.	7,142	230,044
Ameren Corp.	13,668	533,462
American Electric Power Co. Inc.	26,118	967,150
Avista Corp.	3,435	74,574
Black Hills Corp.	2,497	77,582
CenterPoint Energy Inc.	7,795	113,573
Central Vermont Public Service Corp.	731	17,135
CH Energy Group Inc.	996	43,396
Cleco Corp.	3,889	98,197
CMS Energy Corp.	14,577	181,775
Consolidated Edison Inc.	17,782	763,915
Constellation Energy Group Inc.	982	23,863
Dominion Resources Inc.	37,584	1,607,844
DPL Inc.	6,795	168,516
DTE Energy Co.	10,668	428,000
Duke Energy Corp.	82,221	1,433,112
Dynegy Inc. Class A(a)	32,053	114,750
Edison International	21,175	844,882
El Paso Electric Co.(a)	2,894	60,774
Empire District Electric Co. (The)	2,147	45,838
EnerNOC Inc.(a)(b)	554	5,728
Entergy Corp.	3,670	326,667
Exelon Corp.	21,322	1,335,184
FirstEnergy Corp.	19,820	1,327,742
FPL Group Inc.	26,533	1,334,610
Great Plains Energy Inc.	7,683	170,716
Hawaiian Electric Industries Inc.	5,442	158,417
IDACORP Inc.	2,925	85,088
Integrys Energy Group Inc.	4,946	247,003
MDU Resources Group Inc.	11,803	342,287
MGE Energy Inc.	1,522	54,107
Mirant Corp.(a)	4,365	79,836
Northeast Utilities	10,034	257,372
NorthWestern Corp.	2,515	63,202
NRG Energy Inc.(a)	9,658	239,035
NSTAR	6,912	231,552
OGE Energy Corp.	5,946	183,612
Otter Tail Corp.	1,941	59,647
Pepco Holdings Inc.	12,989	297,578
PG&E Corp.	23,232	870,038
Pike Electric Corp.(a)	739	10,885
Pinnacle West Capital Corp.	6,513	224,112
PNM Resources Inc.	5,044	51,651
Portland General Electric Co.	4,056	95,965
Progress Energy Inc.	17,026	734,331

Puget Energy Inc.	8,379	223,719
Reliant Energy Inc.(a)	22,691	166,779
SCANA Corp.	7,548	293,844
Sierra Pacific Resources Corp.	11,137	106,692
Southern Co. (The)	49,879	1,879,940
Synthesis Energy Systems Inc.(a)	521	2,527
TECO Energy Inc.	13,640	214,557
UIL Holdings Corp.	1,622	55,683
UniSource Energy Corp.	2,220	64,802
Westar Energy Inc.	6,793	156,511
Wisconsin Energy Corp.	7,566	339,713
Xcel Energy Inc.	28,128	562,279

		20,757,576
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Advanced Energy Industries Inc.(a)	1,681	22,996
Belden Inc.	1,978	62,881
China BAK Battery Inc.(a)	438	1,577
Coleman Cable Inc.(a)	151	1,515
Encore Wire Corp.	1,182	21,406
EnerSys Inc.(a)	1,215	23,948
GrafTech International Ltd.(a)	1,535	23,194
Greatbatch Inc.(a)	1,483	36,393
Hubbell Inc. Class B	2,041	71,537
Insteel Industries Inc.	1,031	14,011
Littelfuse Inc.(a)	795	23,635
Medis Technologies Ltd.(a)	85	153
Molex Inc.	6,292	141,255
Powell Industries Inc.(a)	52	2,122
Power-One Inc.(a)	5,027	7,289
Valence Technology Inc.(a)	750	2,587

		456,499
ELECTRONICS—0.84%
Arrow Electronics Inc.(a)	7,364	193,084
Avnet Inc.(a)	5,466	134,628
AVX Corp.	2,888	29,429
Badger Meter Inc.	52	2,441
Bel Fuse Inc. Class B	640	18,221
Benchmark Electronics Inc.(a)	3,595	50,618
Brady Corp. Class A	3,255	114,836
Checkpoint Systems Inc.(a)	2,593	48,800
Cogent Inc.(a)	1,125	11,497
Coherent Inc.(a)	1,517	53,929
CTS Corp.	2,083	26,621
Cubic Corp.	1,017	25,008
Cymer Inc.(a)(b)	1,487	37,666
Eagle Test Systems Inc.(a)	829	12,692
Electro Scientific Industries Inc.(a)	1,756	24,970
FEI Co.(a)	2,363	56,263
ICx Technologies Inc.(a)(b)	142	1,095
Jabil Circuit Inc.	7,010	66,875
KEMET Corp.(a)(b)	6,010	8,414
L-1 Identity Solutions Inc.(a)	3,720	56,842
LaBarge Inc.(a)	70	1,054
Measurement Specialties Inc.(a)	944	16,463
Methode Electronics Inc.	2,614	23,369
Multi-Fineline Electronix Inc.(a)	61	902
OSI Systems Inc.(a)	215	5,055
Park Electrochemical Corp.	241	5,842
PerkinElmer Inc.	4,245	105,998
Photon Dynamics Inc.(a)	251	3,853
Plexus Corp.(a)	314	6,500

Rogers Corp.(a)	1,124	41,566
Sanmina-SCI Corp.(a)	23,664	33,130
Sonic Solutions Inc.(a)	346	1,522
Stoneridge Inc.(a)	1,026	11,542
Technitrol Inc.	2,485	36,753
Thermo Fisher Scientific Inc.(a)	17,950	987,250
Thomas & Betts Corp.(a)	3,775	147,489
TTM Technologies Inc.(a)	2,300	22,816
Tyco Electronics Ltd.	31,080	859,673
Varian Inc.(a)	102	4,376
Vishay Intertechnology Inc.(a)	12,148	80,420
Watts Water Technologies Inc. Class A	1,898	51,910
Woodward Governor Co.	812	28,639
Zygo Corp.(a)	1,167	14,681

		3,464,732
ENERGY - ALTERNATE SOURCES—0.02%
Aventine Renewable Energy Holdings Inc.(a)	1,038	3,280
Comverge Inc.(a)	121	557
GT Solar International Inc.(a)	708	7,569
Headwaters Inc.(a)	2,387	31,866
Pacific Ethanol Inc.(a)	885	1,230
Plug Power Inc.(a)	5,183	5,131
VeraSun Energy Corp.(a)	6,634	20,764

		70,397
ENGINEERING & CONSTRUCTION—0.13%
AECOM Technology Corp.(a)	790	19,308
Dycom Industries Inc.(a)	2,593	33,761
EMCOR Group Inc.(a)	2,691	70,827
Granite Construction Inc.	2,139	76,619
Insituform Technologies Inc. Class A(a)	1,926	28,813
KBR Inc.	2,083	31,807
Layne Christensen Co.(a)	961	34,048
Perini Corp.(a)	2,043	52,689
Sterling Construction Co. Inc.(a)	242	3,920
URS Corp.(a)	4,472	163,988

		515,780
ENTERTAINMENT—0.10%
Ascent Media Corp. Class A(a)	1,035	25,264
Bluegreen Corp.(a)(b)	745	5,148
Churchill Downs Inc.	666	32,621
Cinemark Holdings Inc.	1,448	19,693
Great Wolf Resorts Inc.(a)	2,187	8,004
International Speedway Corp. Class A	2,111	82,139
Isle of Capri Casinos Inc.(a)	1,033	9,318
Macrovision Solutions Corp.(a)	4,941	75,993
Pinnacle Entertainment Inc.(a)(b)	3,869	29,250
Regal Entertainment Group Class A	5,158	81,393
Six Flags Inc.(a)	5,050	3,384
Speedway Motorsports Inc.	1,012	19,714
Steinway Musical Instruments Inc.(a)	379	10,733
Vail Resorts Inc.(a)	118	4,124
Warner Music Group Corp.	2,697	20,497

		427,275
ENVIRONMENTAL CONTROL—0.27%
Allied Waste Industries Inc.(a)	24,583	273,117
Casella Waste Systems Inc. Class A(a)	477	5,600
Energy Recovery Inc.(a)	350	3,322
Mine Safety Appliances Co.	1,391	53,025
Nalco Holding Co.	662	12,273

Republic Services Inc.	738	22,125
Waste Management Inc.	22,848	719,484
Waste Services Inc.(a)	1,395	10,337

		1,099,283
FOOD—2.66%
American Dairy Inc.(a)	143	1,449
Arden Group Inc. Class A	6	874
B&G Foods Inc. Class A	1,309	9,359
Cal-Maine Foods Inc.(b)	57	1,564
Campbell Soup Co.	7,037	271,628
Chiquita Brands International Inc.(a)(b)	2,701	42,703
ConAgra Foods Inc.	29,523	574,518
Corn Products International Inc.	4,797	154,847
Dean Foods Co.(a)	1,950	45,552
Del Monte Foods Co.	12,778	99,668
Flowers Foods Inc.	2,000	58,720
Fresh Del Monte Produce Inc.(a)	2,706	60,073
General Mills Inc.	19,936	1,370,002
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,519	16,436
H.J. Heinz Co.	9,163	457,875
Hain Celestial Group Inc.(a)	2,336	64,310
Hershey Co. (The)	4,945	195,525
Hormel Foods Corp.	4,599	166,852
Imperial Sugar Co.(b)	830	11,238
Ingles Markets Inc. Class A	823	18,789
J&J Snack Foods Corp.	926	31,401
J.M. Smucker Co. (The)	3,590	181,977
Kellogg Co.	6,929	388,717
Kraft Foods Inc.	95,559	3,129,557
Kroger Co. (The)	24,032	660,399
Lance Inc.	1,327	30,110
M&F Worldwide Corp.(a)	780	31,200
McCormick & Co. Inc. NVS	4,560	175,332
Nash Finch Co.(b)	836	36,048
Pilgrim’s Pride Corp.	2,626	6,539
Ralcorp Holdings Inc.(a)	3,280	221,105
Ruddick Corp.	2,582	83,786
Safeway Inc.	28,480	675,546
Sanderson Farms Inc.(b)	1,108	40,708
Sara Lee Corp.	46,104	582,294
Seaboard Corp.	22	27,654
Smart Balance Inc.(a)	929	6,094
Smithfield Foods Inc.(a)	7,553	119,942
Spartan Stores Inc.	1,259	31,324
SUPERVALU Inc.	13,943	302,563
Tootsie Roll Industries Inc.	1,033	29,864
TreeHouse Foods Inc.(a)	2,017	59,905
Tyson Foods Inc. Class A	15,948	190,419
United Natural Foods Inc.(a)	1,912	47,781
Village Super Market Inc. Class A	225	10,726
Weis Markets Inc.	731	26,323
Winn-Dixie Stores Inc.(a)	1,479	20,558
Wm. Wrigley Jr. Co.	2,208	175,315

		10,945,169
FOREST PRODUCTS & PAPER—0.75%
AbitibiBowater Inc.(a)	3,375	13,061
Boise Inc.(a)	2,981	4,650
Buckeye Technologies Inc.(a)	2,719	22,269
Domtar Corp.(a)	31,785	146,211
International Paper Co.	27,883	729,977
Kapstone Paper and Packaging Corp.(a)	1,156	7,341

Louisiana-Pacific Corp.	6,691	62,226
MeadWestvaco Corp.	11,205	261,189
Mercer International Inc.(a)	2,285	8,363
Neenah Paper Inc.	934	18,493
P.H. Glatfelter Co.	2,855	38,657
Plum Creek Timber Co. Inc.	7,460	371,956
Potlatch Corp.	1,621	75,198
Rayonier Inc.	4,456	210,992
Rock-Tenn Co. Class A	1,531	61,209
Schweitzer-Mauduit International Inc.	1,123	21,326
Smurfit-Stone Container Corp.(a)	16,561	77,837
Temple-Inland Inc.	6,880	104,989
Verso Paper Corp.	913	2,410
Wausau Paper Corp.	2,627	26,612
Weyerhaeuser Co.	13,773	834,368

		3,099,334
GAS—0.70%
AGL Resources Inc.	4,946	155,205
Atmos Energy Corp.	5,834	155,301
Chesapeake Utilities Corp.	437	14,513
Energen Corp.	3,775	170,932
EnergySouth Inc.	269	16,525
Laclede Group Inc. (The)	1,417	68,710
New Jersey Resources Corp.	2,705	97,083
Nicor Inc.	2,916	129,325
NiSource Inc.	17,685	261,031
Northwest Natural Gas Co.	1,718	89,336
Piedmont Natural Gas Co.	4,749	151,778
Sempra Energy	16,280	821,652
South Jersey Industries Inc.	1,914	68,330
Southern Union Co.	7,205	148,783
Southwest Gas Corp.	2,827	85,545
UGI Corp.	6,910	178,140
Vectren Corp.	5,274	146,881
WGL Holdings Inc.	3,192	103,580

		2,862,650
HAND & MACHINE TOOLS—0.25%
Baldor Electric Co.	2,985	85,998
Black & Decker Corp. (The)	3,968	241,056
Franklin Electric Co. Inc.	578	25,750
Kennametal Inc.	3,924	106,419
Lincoln Electric Holdings Inc.	879	56,528
Raser Technologies Inc.(a)	1,209	10,277
Regal Beloit Corp.	2,089	88,824
Snap-On Inc.	3,734	196,632
Stanley Works (The)	5,056	211,037
Thermadyne Holdings Corp.(a)	676	11,269

		1,033,790
HEALTH CARE - PRODUCTS—3.25%
Advanced Medical Optics Inc.(a)	453	8,054
AngioDynamics Inc.(a)	836	13,209
Beckman Coulter Inc.	744	52,817
Boston Scientific Corp.(a)	90,966	1,116,153
Caliper Life Sciences Inc.(a)	3,089	8,649
Cantel Medical Corp.(a)	836	8,042
Cardiac Science Corp.(a)	1,254	12,991
CONMED Corp.(a)	1,718	54,976
Cooper Companies Inc. (The)	2,904	100,943
Covidien Ltd.	32,484	1,746,340
Datascope Corp.	124	6,402

ev3 Inc.(a)	3,667	36,817
Hanger Orthopedic Group Inc.(a)	1,491	26,018
Henry Schein Inc.(a)	429	23,097
Hill-Rom Holdings Inc.	3,475	105,327
Hologic Inc.(a)	8,277	159,994
ICU Medical Inc.(a)	309	9,397
Invacare Corp.	1,700	41,038
Inverness Medical Innovations Inc.(a)	2,490	74,700
Johnson & Johnson	135,013	9,353,701
Medical Action Industries Inc.(a)	593	7,786
NxStage Medical Inc.(a)	535	2,258
OraSure Technologies Inc.(a)	201	989
Orthofix International NV(a)	732	13,637
Palomar Medical Technologies Inc.(a)	1,183	15,923
Sirona Dental Systems Inc.(a)	52	1,211
Symmetry Medical Inc.(a)	1,613	29,937
TomoTherapy Inc.(a)	105	481
Vital Images Inc.(a)	551	8,265
Zimmer Holdings Inc.(a)	4,907	316,796

		13,355,948
HEALTH CARE - SERVICES—1.28%
Aetna Inc.	11,333	409,235
Alliance Imaging Inc.(a)	188	1,931
AMERIGROUP Corp.(a)	3,476	87,734
AmSurg Corp.(a)	1,999	50,915
Apria Healthcare Group Inc.(a)	2,839	51,783
Assisted Living Concepts Inc.(a)	1,620	10,319
Brookdale Senior Living Inc.	2,353	51,742
Capital Senior Living Corp.(a)	1,223	9,295
Centene Corp.(a)	2,588	53,080
Community Health Systems Inc.(a)	4,835	141,714
Coventry Health Care Inc.(a)	7,796	253,760
DaVita Inc.(a)	1,127	64,250
Ensign Group Inc. (The)	563	9,622
Five Star Quality Care Inc.(a)	1,934	7,253
Gentiva Health Services Inc.(a)	935	25,189
Health Management Associates Inc. Class A(a)	5,331	22,177
Health Net Inc.(a)	6,572	155,099
HealthSouth Corp.(a)	5,729	105,585
Humana Inc.(a)	4,740	195,288
IPC The Hospitalist Co. Inc.(a)	29	745
Kindred Healthcare Inc.(a)	1,835	50,591
LifePoint Hospitals Inc.(a)	3,503	112,586
Lincare Holdings Inc.(a)	430	12,939
Magellan Health Services Inc.(a)	2,613	107,290
MedCath Corp.(a)	1,025	18,368
Molina Healthcare Inc.(a)	972	30,132
National Healthcare Corp.	76	3,581
NightHawk Radiology Holdings Inc.(a)	1,488	10,743
Odyssey Healthcare Inc.(a)	1,739	17,651
Pediatrix Medical Group Inc.(a)	437	23,563
Quest Diagnostics Inc.	1,824	94,246
RadNet Inc.(a)	123	493
RehabCare Group Inc.(a)	1,247	22,571
Res-Care Inc.(a)	1,732	31,418
Skilled Healthcare Group Inc. Class A(a)	1,151	18,289
Sunrise Senior Living Inc.(a)	252	3,475
Tenet Healthcare Corp.(a)	13,470	74,759
Triple-S Management Corp. Class B(a)	929	15,133
UnitedHealth Group Inc.	50,403	1,279,732
Universal Health Services Inc. Class B	3,060	171,452
WellPoint Inc.(a)	30,895	1,444,959

		5,250,687

HOLDING COMPANIES - DIVERSIFIED—0.13%
Leucadia National Corp.	11,615	527,786
Resource America Inc. Class A	925	8,788

		536,574
HOME BUILDERS—0.37%
AMREP Corp.(a)	78	3,308
Beazer Homes USA Inc.(a)	2,789	16,678
Brookfield Homes Corp.(b)	823	11,818
Cavco Industries Inc.(a)	94	3,398
Centex Corp.	7,927	128,417
Champion Enterprises Inc.(a)	2,595	14,402
D.R. Horton Inc.	20,449	266,246
Hovnanian Enterprises Inc. Class A(a)(b)	3,377	26,982
KB Home	4,884	96,117
Lennar Corp. Class A	8,826	134,067
M.D.C. Holdings Inc.	2,206	80,718
M/I Homes Inc.	855	19,477
Meritage Homes Corp.(a)	1,901	46,955
NVR Inc.(a)	248	141,856
Palm Harbor Homes Inc.(a)(b)	712	7,056
Pulte Homes Inc.	10,538	147,216
Ryland Group Inc.	2,792	74,044
Skyline Corp.	495	13,083
Standard-Pacific Corp.(a)	8,158	40,056
Thor Industries Inc.(b)	1,613	40,035
Toll Brothers Inc.(a)	8,437	212,866

		1,524,795
HOME FURNISHINGS—0.15%
American Woodmark Corp.	151	3,390
Audiovox Corp. Class A(a)	1,202	11,263
Ethan Allen Interiors Inc.	1,648	46,177
Furniture Brands International Inc.	2,697	28,372
Harman International Industries Inc.	950	32,367
Hooker Furniture Corp.	560	9,940
Kimball International Inc. Class B	2,069	22,345
La-Z-Boy Inc.(b)	3,186	29,694
Sealy Corp.(b)	2,868	18,527
Tempur-Pedic International Inc.(b)	1,842	21,662
Universal Electronics Inc.(a)	58	1,449
Whirlpool Corp.	4,859	385,270

		610,456
HOUSEHOLD PRODUCTS & WARES—0.65%
ACCO Brands Corp.(a)	3,499	26,382
American Greetings Corp. Class A	3,199	48,913
Avery Dennison Corp.	6,882	306,111
Blyth Inc.	1,582	17,940
Central Garden & Pet Co. Class A(a)	4,767	28,364
Clorox Co. (The)	6,163	386,358
CSS Industries Inc.	547	14,080
Ennis Inc.	1,816	28,075
Fortune Brands Inc.	9,943	570,330
Helen of Troy Ltd.(a)	1,867	42,512
Jarden Corp.(a)	4,396	103,086
Kimberly-Clark Corp.	16,021	1,038,802
Prestige Brands Holdings Inc.(a)	2,418	21,472
Russ Berrie and Co. Inc.(a)	1,189	9,120
Scotts Miracle-Gro Co. (The) Class A	595	14,066
Spectrum Brands Inc.(a)	2,789	3,877

Standard Register Co. (The)	470	4,630
WD-40 Co.	596	21,414

		2,685,532
HOUSEWARES—0.08%
Libbey Inc.	150	1,277
National Presto Industries Inc.	241	17,955
Newell Rubbermaid Inc.	17,903	309,006

		328,238
INSURANCE—6.03%
Alleghany Corp.(a)	340	124,100
Allied World Assurance Holdings Ltd.	3,169	112,563
Allstate Corp. (The)	35,813	1,651,696
Ambac Financial Group Inc.(b)	19,034	44,349
AmCOMP Inc.(a)	822	9,535
American Equity Investment Life Holding Co.	3,441	25,808
American Financial Group Inc.	5,093	150,244
American International Group Inc.	151,575	504,745
American National Insurance Co.	1,029	88,834
American Physicians Capital Inc.	535	22,647
American Safety Insurance Holdings Ltd.(a)	687	10,381
Amerisafe Inc.(a)	1,343	24,443
AmTrust Financial Services Inc.	961	13,060
Aon Corp.	18,059	811,933
Arch Capital Group Ltd.(a)	3,004	219,382
Argo Group International Holdings Ltd.(a)	1,302	47,979
Arthur J. Gallagher & Co.	6,015	154,345
Aspen Insurance Holdings Ltd.	5,539	152,323
Assurant Inc.	7,717	424,435
Assured Guaranty Ltd.(b)	3,606	58,634
Axis Capital Holdings Ltd.	7,389	234,305
Baldwin & Lyons Inc. Class B	564	13,519
Brown & Brown Inc.	5,712	123,493
CastlePoint Holdings Ltd.	2,167	24,119
Chubb Corp.	23,769	1,304,918
CIGNA Corp.	15,793	536,646
Cincinnati Financial Corp.	9,440	268,474
Citizens Inc.(a)	2,299	18,898
CNA Financial Corp.	1,734	45,500
CNA Surety Corp.(a)	1,182	19,739
Conseco Inc.(a)	11,952	42,071
Crawford & Co. Class B(a)	1,484	22,557
Darwin Professional Underwriters Inc.(a)	14	436
Delphi Financial Group Inc. Class A	2,683	75,231
Donegal Group Inc. Class A	638	11,567
EMC Insurance Group Inc.	437	12,883
Employers Holdings Inc.	3,015	52,401
Endurance Specialty Holdings Ltd.	3,377	104,417
Enstar Group Ltd.(a)	151	14,701
Erie Indemnity Co. Class A	1,907	80,609
Everest Re Group Ltd.	3,995	345,687
FBL Financial Group Inc. Class A	755	21,057
Fidelity National Financial Inc.	13,854	203,654
First Acceptance Corp.(a)	1,228	4,175
First American Corp.	5,991	176,735
First Mercury Financial Corp.(a)	783	11,158
Flagstone Reinsurance Holdings Ltd.	1,946	19,985
FPIC Insurance Group Inc.(a)	565	29,035
Genworth Financial Inc. Class A	28,347	244,068
Greenlight Capital Re Ltd. Class A(a)	1,865	42,876
Hallmark Financial Services Inc.(a)	337	3,063
Hanover Insurance Group Inc. (The)	3,325	151,354

Harleysville Group Inc.	834	31,525
Hartford Financial Services Group Inc. (The)	20,445	838,041
HCC Insurance Holdings Inc.	7,468	201,636
Hilb Rogal & Hobbs Co.	2,625	122,693
Horace Mann Educators Corp.	2,625	33,784
Independence Holding Co.	445	5,140
Infinity Property and Casualty Corp.	1,066	43,919
IPC Holdings Ltd.	3,282	99,149
Kansas City Life Insurance Co.	341	15,686
LandAmerica Financial Group Inc.	1,092	26,481
Life Partners Holdings Inc.	45	1,619
Lincoln National Corp.	16,863	721,905
Loews Corp.	20,418	806,307
Maiden Holdings Ltd.	3,188	13,868
Markel Corp.(a)	648	227,772
Marsh & McLennan Companies Inc.	33,269	1,056,623
Max Capital Group Ltd.	3,662	85,068
MBIA Inc.(b)	13,844	164,744
Meadowbrook Insurance Group Inc.	3,737	26,383
Mercury General Corp.	1,718	94,061
MetLife Inc.	28,415	1,591,240
MGIC Investment Corp.	8,084	56,831
Montpelier Re Holdings Ltd.	6,034	99,621
National Interstate Corp.	527	12,664
National Western Life Insurance Co. Class A	143	34,616
Nationwide Financial Services Inc. Class A	2,985	147,250
Navigators Group Inc. (The)(a)	840	48,720
NYMAGIC Inc.	214	5,404
Odyssey Re Holdings Corp.	1,570	68,766
Old Republic International Corp.	14,928	190,332
OneBeacon Insurance Group Ltd.	1,564	33,079
PartnerRe Ltd.	3,506	238,724
Philadelphia Consolidated Holding Corp.(a)	2,404	140,802
Phoenix Companies Inc. (The)	7,504	69,337
Platinum Underwriters Holdings Ltd.	3,176	112,684
PMA Capital Corp. Class A(a)	2,329	20,542
PMI Group Inc. (The)	5,883	17,355
Presidential Life Corp.	1,547	24,427
Primus Guaranty Ltd.(a)(b)	1,008	2,641
Principal Financial Group Inc.	16,895	734,764
ProAssurance Corp.(a)	2,080	116,480
Progressive Corp. (The)	44,054	766,540
Protective Life Corp.	4,523	128,951
Prudential Financial Inc.	23,357	1,681,704
Quanta Capital Holdings Ltd.	4,549	12,555
Radian Group Inc.	5,735	28,904
Reinsurance Group of America Inc.	3,849	207,846
RenaissanceRe Holdings Ltd.	3,999	207,948
RLI Corp.	1,217	75,564
Safety Insurance Group Inc.	1,025	38,878
SeaBright Insurance Holdings Inc.(a)	1,493	19,409
Selective Insurance Group Inc.	3,457	79,234
StanCorp Financial Group Inc.	3,179	165,308
State Auto Financial Corp.	839	24,390
Stewart Information Services Corp.	1,035	30,791
Torchmark Corp.	5,812	347,558
Transatlantic Holdings Inc.	1,327	72,122
Travelers Companies Inc. (The)	39,316	1,777,083
United America Indemnity Ltd. Class A(a)	1,316	18,727
United Fire & Casualty Co.	1,403	40,112
Unitrin Inc.	2,671	66,615
Universal American Corp.(a)	2,708	33,011
Unum Group	22,411	562,516

Validus Holdings Ltd.	4,167	96,883
W.R. Berkley Corp.	8,803	207,311
Wesco Financial Corp.	86	30,702
White Mountains Insurance Group Ltd.	569	267,288
XL Capital Ltd. Class A	21,518	386,033
Zenith National Insurance Corp.	2,403	88,046

		24,755,479
INTERNET—0.60%
Ariba Inc.(a)	781	11,036
Avocent Corp.(a)	2,943	60,214
DealerTrack Holdings Inc.(a)	737	12,411
Expedia Inc.(a)	13,362	201,900
HLTH Corp.(a)	8,473	96,846
HSW International Inc.(a)	427	1,110
i2 Technologies Inc.(a)(b)	1,119	15,095
IAC/InterActiveCorp.(a)	5,195	89,874
iBasis Inc.	2,027	7,074
InfoSpace Inc.	1,142	12,391
Internap Network Services Corp.(a)	1,613	5,613
Internet Brands Inc. Class A(a)	829	5,778
Internet Capital Group Inc.(a)	957	7,761
Interwoven Inc.(a)	585	8,260
Keynote Systems Inc.(a)	741	9,818
Liberty Media Corp. - Liberty Interactive Group Series A(a)	38,794	500,831
McAfee Inc.(a)	1,058	35,930
ModusLink Global Solutions Inc.(a)	3,035	29,166
Orbitz Worldwide Inc.(a)	2,210	12,973
PCTEL Inc.	520	4,846
Perficient Inc.(a)	2,073	13,765
Rackspace Hosting Inc.(a)	327	3,192
RealNetworks Inc.(a)	3,501	17,785
S1 Corp.(a)	791	4,841
Safeguard Scientifics Inc.(a)	8,656	10,820
Secure Computing Corp.(a)	3,083	16,895
SonicWALL Inc.(a)	3,433	17,989
Sourcefire Inc.(a)	248	1,808
SupportSoft Inc.(a)	936	2,808
Symantec Corp.(a)	54,631	1,069,675
TheStreet.com Inc.	464	2,779
TIBCO Software Inc.(a)	12,073	88,374
United Online Inc.	5,022	47,257
Vignette Corp.(a)	931	9,999
Websense Inc.(a)	280	6,258
Website Pros Inc.(a)	1,381	7,457

		2,450,629
INVESTMENT COMPANIES—0.23%
Allied Capital Corp.(b)	11,699	126,349
American Capital Ltd.(b)	13,180	336,222
Apollo Investment Corp.	9,204	156,928
Ares Capital Corp.	6,283	65,532
BlackRock Kelso Capital Corp.	663	7,644
Capital Southwest Corp.	178	25,285
Fifth Street Finance Corp.	578	5,948
Gladstone Capital Corp.	1,504	22,921
Gladstone Investment Corp.	1,417	9,749
Harris & Harris Group Inc.(a)	1,521	9,704
Hercules Technology Growth Capital Inc.	2,331	22,611
Kayne Anderson Energy Development Co.	729	12,342
Kohlberg Capital Corp.	1,033	8,873
MCG Capital Corp.	5,246	13,745
Medallion Financial Corp.	956	10,009

MVC Capital Inc.	1,732	26,413
NGP Capital Resources Co.	1,588	23,137
Patriots Capital Funding Inc.	1,327	8,453
PennantPark Investment Corp.	1,361	10,085
Prospect Energy Corp.	1,712	21,931

		923,881
IRON & STEEL—0.28%
Carpenter Technology Corp.	2,715	69,640
China Precision Steel Inc.(a)(b)	1,121	3,733
Gibraltar Industries Inc.	1,799	33,659
Nucor Corp.	16,186	639,347
Olympic Steel Inc.	132	3,893
Reliance Steel & Aluminum Co.	4,071	154,576
Schnitzer Steel Industries Inc. Class A	1,227	48,147
Steel Dynamics Inc.	8,461	144,598
Sutor Technology Group Ltd.(a)	238	783
United States Steel Corp.	408	31,665
Universal Stainless & Alloy Products Inc.(a)	393	10,041

		1,140,082
LEISURE TIME—0.30%
Brunswick Corp.	5,665	72,455
Callaway Golf Co.	4,357	61,303
Carnival Corp.	22,630	799,971
Harley-Davidson Inc.	1,711	63,820
Interval Leisure Group Inc.(a)	2,081	21,642
Marine Products Corp.	729	6,051
Nautilus Inc.(a)	1,419	6,485
Polaris Industries Inc.(b)	248	11,282
Royal Caribbean Cruises Ltd.	8,880	184,260

		1,227,269
LODGING—0.10%
Ameristar Casinos Inc.	1,638	23,243
Boyd Gaming Corp.	3,232	30,252
Choice Hotels International Inc.	1,296	35,122
Gaylord Entertainment Co.(a)(b)	2,643	77,625
Lodgian Inc.(a)	1,339	10,444
Marcus Corp.	1,322	21,258
MGM MIRAGE(a)(b)	469	13,367
Monarch Casino & Resort Inc.(a)	465	5,296
Morgans Hotel Group Co.(a)	168	1,833
Orient-Express Hotels Ltd. Class A	376	9,073
Riviera Holdings Corp.(a)	342	2,514
Wyndham Worldwide Corp.	11,444	179,785

		409,812
MACHINERY—0.25%
AGCO Corp.(a)	1,615	68,815
Alamo Group Inc.	403	6,871
Albany International Corp. Class A	1,927	52,665
Applied Industrial Technologies Inc.	1,913	51,517
Astec Industries Inc.(a)	86	2,651
Briggs & Stratton Corp.	3,151	50,983
Cascade Corp.	549	24,052
Columbus McKinnon Corp.(a)	1,099	25,903
Flowserve Corp.	2,018	179,138
Gardner Denver Inc.(a)	3,388	117,631
Gehl Corp.(a)	738	21,719
Gerber Scientific Inc.(a)	1,659	15,163
Hurco Companies Inc.(a)	422	12,479
IDEX Corp.	592	18,364

Intevac Inc.(a)	1,414	15,045
Kadant Inc.(a)	931	21,199
NACCO Industries Inc.	369	34,878
Park-Ohio Holdings Corp.(a)	561	10,036
Robbins & Myers Inc.	754	23,321
Sauer-Danfoss Inc.	64	1,580
Tecumseh Products Co. Class A(a)(b)	1,119	28,020
Tennant Co.	68	2,330
Terex Corp.(a)	6,631	202,378
Twin Disc Inc.	507	6,976
Wabtec Corp.	416	21,312
Zebra Technologies Corp. Class A(a)	273	7,603

		1,022,629
MANUFACTURING—5.30%
A.O. Smith Corp.	1,325	51,927
Actuant Corp. Class A	334	8,430
Acuity Brands Inc.	340	14,198
American Railcar Industries Inc.	139	2,230
Ameron International Corp.	459	32,887
AptarGroup Inc.	3,580	140,014
AZZ Inc.(a)	460	19,030
Blount International Inc.(a)	2,269	25,254
Carlisle Companies Inc.	3,517	105,404
Ceradyne Inc.(a)	1,716	62,909
CLARCOR Inc.	1,241	47,096
Cooper Industries Ltd.	2,691	107,505
Crane Co.	3,279	97,419
Danaher Corp.	4,943	343,044
Dover Corp.	1,522	61,717
Eastman Kodak Co.	18,584	285,822
Eaton Corp.	5,902	331,574
EnPro Industries Inc.(a)(b)	1,144	42,511
Federal Signal Corp.	3,011	41,251
FreightCar America Inc.	691	20,226
General Electric Co.	647,926	16,522,113
GenTek Inc.(a)	136	3,497
Griffon Corp.(a)	1,577	14,225
Illinois Tool Works Inc.	28,937	1,286,250
Ingersoll-Rand Co. Ltd. Class A	16,874	525,963
ITT Industries Inc.	2,847	158,322
Koppers Holdings Inc.	1,262	47,211
Leggett & Platt Inc.	10,762	234,504
LSB Industries Inc.(a)	378	5,235
Lydall Inc.(a)	1,072	10,323
Matthews International Corp. Class A	112	5,683
Myers Industries Inc.	787	9,924
Pentair Inc.	6,422	222,009
Reddy Ice Holdings Inc.	1,188	4,336
Standex International Corp.	884	24,531
Teleflex Inc.	2,568	163,042
Tredegar Corp.	1,577	28,055
Trinity Industries Inc.	5,246	134,980
Tyco International Ltd.	15,138	530,133

		21,770,784
MEDIA—3.19%
A.H. Belo Corp. Class A	1,222	6,306
Belo Corp. Class A	5,401	32,190
Cablevision Systems Corp.	14,429	363,034
CBS Corp. Class B	38,468	560,863
Charter Communications Inc. Class A(a)(b)	15,031	10,973
Citadel Broadcasting Corp.(a)	11,970	9,815

CKX Inc.(a)	1,441	8,877
Comcast Corp. Class A	129,061	2,533,467
Courier Corp.	673	13,702
Cox Radio Inc. Class A(a)	1,658	17,508
Crown Media Holdings Inc. Class A(a)(b)	533	2,681
Cumulus Media Inc. Class A(a)	1,121	4,775
DG FastChannel Inc.(a)	109	2,389
Discovery Communications Inc. Class A(a)	10,351	147,502
Discovery Communications Inc. Class C(a)	10,351	146,570
E.W. Scripps Co. (The) Class A	1,796	12,698
Entercom Communications Corp.	1,642	8,243
Entravision Communications Corp.(a)	1,499	4,032
Fisher Communications Inc.	437	17,218
Gannett Co. Inc.	14,800	250,268
GateHouse Media Inc.	1,582	775
Gray Television Inc.	2,988	5,139
Hearst-Argyle Television Inc.(b)	1,515	33,830
Idearc Inc.(b)	10,615	13,269
Journal Communications Inc. Class A	2,964	14,464
Lee Enterprises Inc.(b)	3,283	11,491
Liberty Global Inc. Class A(a)	11,120	336,936
Liberty Media Corp. - Liberty Capital Group Series A(a)	7,294	97,594
Lin TV Corp. Class A(a)(b)	1,925	9,933
McClatchy Co. (The) Class A(b)	3,867	17,015
McGraw-Hill Companies Inc. (The)	10,422	329,439
Media General Inc. Class A	1,588	19,739
Mediacom Communications Corp. Class A(a)(b)	2,547	15,078
Meredith Corp.	2,553	71,586
New York Times Co. (The) Class A(b)	9,306	132,983
News Corp. Class A	90,294	1,082,625
Outdoor Channel Holdings Inc.(a)	1,030	9,064
Playboy Enterprises Inc. Class B(a)	602	2,372
PRIMEDIA Inc.	1,620	3,937
RHI Entertainment Inc.(a)	820	12,202
Scholastic Corp.	1,554	39,907
Scripps Networks Interactive Inc. Class A	5,646	205,006
Sinclair Broadcast Group Inc. Class A	2,433	12,262
Time Warner Cable Inc. Class A(a)	5,113	123,735
Time Warner Inc.	206,809	2,711,266
Viacom Inc. Class B(a)	2,208	54,847
Walt Disney Co. (The)	109,489	3,360,217
Washington Post Co. (The) Class B	400	222,704
Westwood One Inc.(a)	4,960	2,480

		13,105,006
METAL FABRICATE & HARDWARE—0.14%
A.M. Castle & Co.	1,065	18,403
Ampco-Pittsburgh Corp.	163	4,222
CIRCOR International Inc.	145	6,297
Commercial Metals Co.	7,397	124,935
Haynes International Inc.(a)	575	26,927
L.B. Foster Co. Class A(a)	722	21,963
Ladish Co. Inc.(a)	952	19,278
Lawson Products Inc.	304	8,406
Mueller Industries Inc.	2,224	51,174
Mueller Water Products Inc. Class A(b)	7,561	67,898
NN Inc.	179	2,300
Northwest Pipe Co.(a)	642	28,004
Timken Co. (The)	5,067	143,649

TriMas Corp.(a)	952	6,245
Worthington Industries Inc.	3,409	50,930

		580,631

MINING—0.66%
Alcoa Inc.	11,910	268,928
Allied Nevada Gold Corp.(a)	339	1,939
AMCOL International Corp.	1,109	34,667
Apex Silver Mines Ltd.(a)	3,051	5,248
Brush Engineered Materials Inc.(a)	1,326	24,624
Century Aluminum Co.(a)	1,134	31,400
Coeur d’Alene Mines Corp.(a)	35,654	54,551
Compass Minerals International Inc.	1,006	52,704
Freeport-McMoRan Copper & Gold Inc.	24,918	1,416,588
General Moly Inc.(a)	752	3,271
Hecla Mining Co.(a)(b)	8,249	38,605
Horsehead Holding Corp.(a)	2,262	13,346
Kaiser Aluminum Corp.	1,032	44,324
Royal Gold Inc.	1,902	68,396
RTI International Metals Inc.(a)	1,494	29,223
Stillwater Mining Co.(a)	1,846	10,725
Titanium Metals Corp.	4,527	51,336
United States Lime & Minerals Inc.(a)	45	1,733
Uranium Resources Inc.(a)	722	1,220
USEC Inc.(a)(b)	4,993	27,012
Vulcan Materials Co.(b)	7,098	528,801

		2,708,641
OFFICE & BUSINESS EQUIPMENT—0.20%
IKON Office Solutions Inc.	5,239	89,115
Pitney Bowes Inc.	1,295	43,072
Xerox Corp.	58,467	674,125

		806,312
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	1,635	40,008
HNI Corp.(b)	2,621	66,416
Knoll Inc.	327	4,944
Steelcase Inc. Class A	4,012	43,129

		154,497
OIL & GAS—13.73%
Alon USA Energy Inc.	704	9,490
American Oil & Gas Inc.(a)	1,807	4,716
Anadarko Petroleum Corp.	30,430	1,476,159
Apache Corp.	21,691	2,261,937
Berry Petroleum Co. Class A	1,020	39,505
Bill Barrett Corp.(a)	1,270	40,780
BMB Munai Inc.(a)	2,207	9,159
Brigham Exploration Co.(a)	2,929	32,190
Bronco Drilling Co. Inc.(a)	1,609	16,444
Cabot Oil & Gas Corp.	3,691	133,393
Callon Petroleum Co.(a)	1,301	23,457
Cheniere Energy Inc.(a)	705	1,586
Chesapeake Energy Corp.	22,589	810,042
Chevron Corp.	134,455	11,089,848
Cimarex Energy Co.	5,338	261,082
ConocoPhillips	100,269	7,344,704
Delek US Holdings Inc.	889	8,241
Devon Energy Corp.	29,005	2,645,256
Encore Acquisition Co.(a)	2,590	108,210
Energy XXI (Bermuda) Ltd.	7,323	22,262
ENSCO International Inc.	639	36,826
EOG Resources Inc.	4,030	360,524
EXCO Resources Inc.(a)	599	9,776
Exxon Mobil Corp.	279,924	21,738,898
Forest Oil Corp.(a)	5,758	285,597

GeoMet Inc.(a)	1,296	7,050
GMX Resources Inc.(a)	723	34,559
Grey Wolf Inc.(a)	8,867	68,985
Gulfport Energy Corp.(a)	1,143	11,487
Harvest Natural Resources Inc.(a)	2,497	25,270
Helmerich & Payne Inc.	6,836	295,247
Marathon Oil Corp.	46,022	1,834,897
Mariner Energy Inc.(a)	1,524	31,242
Meridian Resource Corp. (The)(a)	4,616	8,493
Nabors Industries Ltd.(a)	15,754	392,590
Newfield Exploration Co.(a)	8,607	275,338
Noble Energy Inc.	10,495	583,417
Oilsands Quest Inc.(a)(b)	10,628	31,778
Parker Drilling Co.(a)	6,019	48,272
Patterson-UTI Energy Inc.	3,818	76,436
PetroCorp Inc. Escrow(c)	190	—
Petrohawk Energy Corp.(a)	839	18,148
PetroQuest Energy Inc.(a)	1,421	21,812
Pioneer Drilling Co.(a)	2,800	37,240
Pioneer Natural Resources Co.	7,795	407,523
Plains Exploration & Production Co.(a)	620	21,799
Pride International Inc.(a)	3,084	91,317
Quest Resource Corp.(a)	94	250
RAM Energy Resources Inc.(a)	1,167	3,373
Rosetta Resources Inc.(a)	3,328	61,102
Rowan Companies Inc.	4,748	145,051
St. Mary Land & Exploration Co.	2,333	83,171
Stone Energy Corp.(a)	1,837	77,760
Sunoco Inc.	3,081	109,622
Swift Energy Co.(a)	1,981	76,645
Tesoro Corp.	6,317	104,167
Toreador Resources Corp.(a)	1,078	9,691
TXCO Resources Inc.(a)	2,273	22,821
Unit Corp.(a)	738	36,767
VAALCO Energy Inc.(a)	2,899	19,829
Valero Energy Corp.	34,355	1,040,957
Western Refining Inc.	1,925	19,462
XTO Energy Inc.	32,047	1,490,826

		56,394,476
OIL & GAS SERVICES—0.35%
Allis-Chalmers Energy Inc.(a)	1,808	22,871
BJ Services Co.	19,171	366,741
Cal Dive International Inc.(a)	2,658	28,175
Complete Production Services Inc.(a)	3,099	62,383
Dawson Geophysical Co.(a)	163	7,610
Exterran Holdings Inc.(a)	4,259	136,118
Geokinetics Inc.(a)	143	2,717
Global Industries Ltd.(a)	2,698	18,724
Helix Energy Solutions Group Inc.(a)	5,433	131,913
Hercules Offshore Inc.(a)	5,743	87,064
Hornbeck Offshore Services Inc.(a)	1,509	58,278
Key Energy Services Inc.(a)	6,754	78,346
Lufkin Industries Inc.	633	50,229
Newpark Resources Inc.(a)	5,825	42,523
Oil States International Inc.(a)	1,081	38,213
SEACOR Holdings Inc.(a)	1,191	94,029
Superior Well Services Inc.(a)	443	11,212
Tidewater Inc.	3,202	177,263

Trico Marine Services Inc.(a)(b)	841	14,364
Union Drilling Inc.(a)	667	7,064

		1,435,837

PACKAGING & CONTAINERS—0.34%
Ball Corp.	5,374	212,219
Bemis Co. Inc.	6,445	168,923
BWAY Holding Co.(a)	121	1,419
Owens-Illinois Inc.(a)	7,809	229,585
Packaging Corp. of America	5,142	119,192
Pactiv Corp.(a)	8,477	210,484
Sealed Air Corp.	10,439	229,554
Silgan Holdings Inc.	832	42,507
Sonoco Products Co.	6,432	190,902

		1,404,785
PHARMACEUTICALS—4.91%
Alpharma Inc. Class A(a)	1,302	48,031
AmerisourceBergen Corp.	9,120	343,368
Barr Pharmaceuticals Inc.(a)	4,918	321,145
BioForm Medical Inc.(a)	66	259
Bristol-Myers Squibb Co.	11,118	231,810
Cardinal Health Inc.	5,816	286,612
Cypress Bioscience Inc.(a)	447	3,285
Eli Lilly and Co.	58,799	2,588,920
Emergent BioSolutions Inc.(a)	410	5,367
Endo Pharmaceuticals Holdings Inc.(a)	735	14,700
Forest Laboratories Inc.(a)	18,159	513,537
Hospira Inc.(a)	8,799	336,122
ImClone Systems Inc.(a)	1,610	100,528
Jazz Pharmaceuticals Inc.(a)	46	227
King Pharmaceuticals Inc.(a)	15,960	152,897
Mannatech Inc.	852	3,408
MannKind Corp.(a)(b)	1,883	7,268
Merck & Co. Inc.	99,631	3,144,354
Mylan Inc.(a)	16,083	183,668
Nabi Biopharmaceuticals(a)	3,573	16,650
NBTY Inc.(a)	1,745	51,512
Omega Protein Corp.(a)	1,192	14,018
Omnicare Inc.	6,401	184,157
Par Pharmaceutical Companies Inc.(a)	2,230	27,407
Pfizer Inc.	439,780	8,109,543
PharMerica Corp.(a)	1,972	44,350
Salix Pharmaceuticals Ltd.(a)	3,090	19,807
Schiff Nutrition International Inc.(a)	560	3,825
Sciele Pharma Inc.	143	4,403
Star Scientific Inc.(a)	3,390	12,068
Valeant Pharmaceuticals International(a)	2,352	48,145
ViroPharma Inc.(a)	4,533	59,473
Watson Pharmaceuticals Inc.(a)	3,418	97,413
Wyeth	86,685	3,202,144

		20,180,421
PIPELINES—0.53%
El Paso Corp.	36,017	459,577
National Fuel Gas Co.	5,241	221,065
ONEOK Inc.	6,715	230,996
Questar Corp.	7,060	288,895
Spectra Energy Corp.	41,138	979,084

		2,179,617
REAL ESTATE—0.08%
Avatar Holdings Inc.(a)(b)	417	13,761
CB Richard Ellis Group Inc. Class A(a)	7,241	96,812
Consolidated-Tomoka Land Co.	124	5,356
Forestar Real Estate Group Inc.(a)	2,126	31,359
FX Real Estate and Entertainment Inc.(a)	52	54

Grubb & Ellis Co.	344	929
Hilltop Holdings Inc.(a)	2,901	29,938
Jones Lang LaSalle Inc.	2,063	89,699
Meruelo Maddux Properties Inc.(a)	3,287	4,010
Resource Capital Corp.	1,581	9,581
St. Joe Co. (The)(a)(b)	951	37,175
Stratus Properties Inc.(a)	345	9,494
Thomas Properties Group Inc.	1,231	12,433
United Capital Corp.(a)	121	3,205

		343,806
REAL ESTATE INVESTMENT TRUSTS—3.60%
Acadia Realty Trust	1,075	27,176
Agree Realty Corp.	540	15,444
Alexander’s Inc.(a)	45	18,000
Alexandria Real Estate Equities Inc.	2,082	234,225
AMB Property Corp.	6,441	291,777
American Campus Communities Inc.	2,789	94,491
American Capital Agency Corp.	635	10,998
Annaly Capital Management Inc.	35,129	472,485
Anthracite Capital Inc.(b)	3,553	19,044
Anworth Mortgage Asset Corp.	5,218	30,891
Apartment Investment and Management Co. Class A	4,037	141,376
Arbor Realty Trust Inc.	1,029	10,290
Ashford Hospitality Trust Inc.	7,587	30,727
AvalonBay Communities Inc.	4,982	490,328
BioMed Realty Trust Inc.	4,653	123,072
Boston Properties Inc.	7,794	729,986
Brandywine Realty Trust	5,667	90,842
BRE Properties Inc. Class A	3,111	152,439
Camden Property Trust	1,259	57,738
Capital Trust Inc. Class A	1,024	15,872
CapitalSource Inc.	12,675	155,903
CapLease Inc.	3,103	24,607
Capstead Mortgage Corp.	3,947	43,220
Care Investment Trust Inc.	852	9,781
CBL & Associates Properties Inc.	4,287	86,083
Cedar Shopping Centers Inc.	2,486	32,865
Chimera Investment Corp.	2,295	14,252
Cogdell Spencer Inc.	682	10,939
Colonial Properties Trust	3,090	57,752
Corporate Office Properties Trust	2,509	101,238
DCT Industrial Trust Inc.	11,125	83,326
Developers Diversified Realty Corp.	7,743	245,376
DiamondRock Hospitality Co.	6,123	55,719
Digital Realty Trust Inc.	1,516	71,631
Douglas Emmett Inc.	7,913	182,553
Duke Realty Corp.	9,490	233,264
DuPont Fabros Technology Inc.	314	4,789
EastGroup Properties Inc.	1,113	54,025
Education Realty Trust Inc.	2,011	22,282
Entertainment Properties Trust	1,989	108,838
Equity Lifestyle Properties Inc.	468	24,818
Equity One Inc.	2,092	42,865
Equity Residential	17,632	783,037
Essex Property Trust Inc.	1,300	153,829
Extra Space Storage Inc.	5,148	79,073
Federal Realty Investment Trust	2,699	231,034
FelCor Lodging Trust Inc.	4,063	29,091
First Industrial Realty Trust Inc.(b)	2,875	82,455
First Potomac Realty Trust	1,733	29,790
Franklin Street Properties Corp.	3,867	50,271
General Growth Properties Inc.	6,941	104,809

Getty Realty Corp.	1,130	25,052
Glimcher Realty Trust	2,445	25,526
Gramercy Capital Corp.	2,502	6,480
Hatteras Financial Corp.	731	16,959
HCP Inc.	14,502	581,965
Health Care REIT Inc.	5,906	314,376
Healthcare Realty Trust Inc.	3,877	113,015
Hersha Hospitality Trust	2,907	21,628
Highwoods Properties Inc.	3,529	125,491
Home Properties Inc.	1,167	67,628
Hospitality Properties Trust	6,083	124,823
Host Hotels & Resorts Inc.	33,801	449,215
HRPT Properties Trust	14,590	100,525
Inland Real Estate Corp.	2,502	39,256
Investors Real Estate Trust	3,560	39,836
iStar Financial Inc.	8,694	22,604
JER Investors Trust Inc.(b)	1,536	7,404
Kilroy Realty Corp.	1,921	91,805
Kimco Realty Corp.	13,962	515,756
Kite Realty Group Trust	1,404	15,444
LaSalle Hotel Properties	2,593	60,469
Lexington Realty Trust	3,508	60,408
Liberty Property Trust	6,008	226,201
LTC Properties Inc.	1,514	44,390
Mack-Cali Realty Corp.	4,263	144,388
Maguire Properties Inc.	2,483	14,799
Medical Properties Trust Inc.	4,291	48,703
MFA Mortgage Investments Inc.	12,991	84,442
Mid-America Apartment Communities Inc.	732	35,970
Mission West Properties Inc.	1,410	13,733
Monmouth Real Estate Investment Corp. Class A	1,282	9,987
National Health Investors Inc.	1,389	47,476
National Retail Properties Inc.(b)	4,749	113,739
Nationwide Health Properties Inc.	5,657	203,539
Newcastle Investment Corp.(b)	3,573	22,689
NorthStar Realty Finance Corp.(b)	3,589	27,815
Omega Healthcare Investors Inc.	4,367	85,855
One Liberty Properties Inc.	525	9,277
Parkway Properties Inc.	996	37,709
Pennsylvania Real Estate Investment Trust	2,299	43,336
Post Properties Inc.	2,859	79,966
ProLogis	17,105	705,923
PS Business Parks Inc.	694	39,974
Public Storage	8,257	817,525
RAIT Financial Trust	3,909	21,460
Ramco-Gershenson Properties Trust	1,030	23,093
Realty Income Corp.	6,554	167,782
Redwood Trust Inc.(b)	2,117	46,002
Regency Centers Corp.	4,532	302,239
Saul Centers Inc.	227	11,473
Senior Housing Properties Trust	7,464	177,867
SL Green Realty Corp.	3,843	249,026
Sovran Self Storage Inc.	1,418	63,370
Strategic Hotels & Resorts Inc.	4,822	36,406
Sun Communities Inc.	376	7,449
Sunstone Hotel Investors Inc.	3,388	45,738
UDR Inc.	8,292	216,836
Universal Health Realty Income Trust	720	28,008
Urstadt Biddle Properties Inc. Class A	1,347	25,256
U-Store-It Trust	3,309	40,601
Ventas Inc.	7,000	345,940
Vornado Realty Trust	8,865	806,272
Washington Real Estate Investment Trust	1,609	58,938

Weingarten Realty Investors(b)	4,818	171,858
Winthrop Realty Trust Inc.	3,608	14,071

		14,809,502
RETAIL—3.55%
AFC Enterprises Inc.(a)	836	6,069
American Eagle Outfitters Inc.	3,384	51,606
America’s Car-Mart Inc.(a)	639	11,879
AnnTaylor Stores Corp.(a)	2,400	49,536
Asbury Automotive Group Inc.	2,186	25,183
AutoNation Inc.(a)(b)	7,441	83,637
Barnes & Noble Inc.	2,338	60,975
Bebe Stores Inc.	1,919	18,749
Bed Bath & Beyond Inc.(a)	2,974	93,413
Big 5 Sporting Goods Corp.	1,425	14,706
BJ’s Restaurants Inc.(a)	241	2,878
BJ’s Wholesale Club Inc.(a)	3,867	150,272
Blockbuster Inc. Class A(a)(b)	11,802	24,194
Bob Evans Farms Inc.	2,005	54,716
Borders Group Inc.	1,875	12,300
Brown Shoe Co. Inc.	2,738	44,848
Build-A-Bear Workshop Inc.(a)	1,074	7,819
Cabela’s Inc. Class A(a)(b)	2,411	29,125
Cache Inc.(a)	241	1,656
California Pizza Kitchen Inc.(a)	345	4,440
Casey’s General Store Inc.	3,279	98,927
Cash America International Inc.	1,049	37,806
Casual Male Retail Group Inc.(a)	2,401	9,436
Cato Corp. Class A	1,595	27,992
CBRL Group Inc.	455	11,967
CEC Entertainment Inc.(a)	169	5,611
Charlotte Russe Holding Inc.(a)	1,130	11,583
Charming Shoppes Inc.(a)	7,326	35,824
Chico’s FAS Inc.(a)	7,848	42,929
Children’s Place Retail Stores Inc. (The)(a)	1,515	50,525
Christopher & Banks Corp.	732	5,614
Circuit City Stores Inc.(b)	10,923	8,192
Collective Brands Inc.(a)	4,144	75,877
Conn’s Inc.(a)(b)	533	9,972
CVS Caremark Corp.	42,752	1,439,032
Dillard’s Inc. Class A	3,701	43,672
Domino’s Pizza Inc.(a)	2,536	30,787
Dress Barn Inc.(a)	2,904	44,402
DSW Inc. Class A(a)	369	5,055
Einstein Noah Restaurant Group Inc.(a)	146	1,472
Family Dollar Stores Inc.	8,339	197,634
Finish Line Inc. (The) Class A	1,902	19,001
First Cash Financial Services Inc.(a)	79	1,185
Foot Locker Inc.	10,025	162,004
Fred’s Inc.	2,420	34,412
Gap Inc. (The)	15,917	283,004
Genesco Inc.(a)	1,280	42,854
Group 1 Automotive Inc.	1,588	34,507
Haverty Furniture Companies Inc.	934	10,685
Home Depot Inc.	109,871	2,844,560
Hot Topic Inc.(a)	2,826	18,680
HSN Inc.(a)	2,081	22,912
Insight Enterprises Inc.(a)	3,038	40,740
J.C. Penney Co. Inc.	14,364	478,896
Jack in the Box Inc.(a)	1,433	30,236
Jo-Ann Stores Inc.(a)	1,620	33,988
Jos. A. Bank Clothiers Inc.(a)(b)	927	31,147
Kenneth Cole Productions Inc. Class A	724	10,643

Kohl’s Corp.(a)	4,747	218,742
Landry’s Restaurants Inc.(b)	935	14,539
Limited Brands Inc.	6,382	110,536
Longs Drug Stores Corp.	1,117	84,490
Lowe’s Companies Inc.	90,300	2,139,207
Luby’s Inc.(a)	1,403	11,280
Macy’s Inc.	27,250	489,955
MarineMax Inc.(a)	1,167	8,437
McDonald’s Corp.	6,813	420,362
Men’s Wearhouse Inc. (The)(b)	2,974	63,168
Movado Group Inc.	988	22,082
New York & Co. Inc.(a)	1,261	12,030
99 Cents Only Stores(a)	1,487	16,312
Nu Skin Enterprises Inc. Class A	1,205	19,545
O’Charley’s Inc.	1,220	10,675
Office Depot Inc.(a)	17,689	102,950
OfficeMax Inc.	4,918	43,721
O’Reilly Automotive Inc.(a)	5,539	148,279
P.F. Chang’s China Bistro Inc.(a)	113	2,660
Pacific Sunwear of California Inc.(a)	4,589	30,884
Pantry Inc. (The)(a)	1,058	22,419
Papa John’s International Inc.(a)	325	8,827
PC Connection Inc.(a)	531	3,552
PC Mall Inc.(a)	136	929
Penske Automotive Group Inc.	2,633	30,201
Pep Boys - Manny, Moe & Jack (The)	2,990	18,478
Pier 1 Imports Inc.(a)(b)	5,038	20,807
RadioShack Corp.	8,482	146,569
Red Robin Gourmet Burgers Inc.(a)	121	3,243
Regis Corp.	2,796	76,890
Retail Ventures Inc.(a)	1,779	6,938
Rex Stores Corp.(a)	572	6,607
Rite Aid Corp.(a)(b)	32,892	26,643
Ruby Tuesday Inc.(a)	3,352	19,408
Rush Enterprises Inc. Class A(a)	2,381	30,477
Ruth’s Hospitality Group Inc.(a)	573	2,252
Saks Inc.(a)(b)	9,355	86,534
Sally Beauty Co. Inc.(a)	422	3,629
School Specialty Inc.(a)	1,210	37,740
Sears Holdings Corp.(a)(b)	3,820	357,170
Shoe Carnival Inc.(a)	477	7,813
Signet Jewelers Ltd.	5,375	125,668
Sonic Automotive Inc.	1,694	14,331
Sonic Corp.(a)	615	8,961
Stage Stores Inc.	2,370	32,374
Staples Inc.	6,813	153,293
Steak n Shake Co. (The)(a)	2,025	17,577
Stein Mart Inc.	1,670	6,530
Susser Holdings Corp.(a)	508	7,650
Syms Corp.(a)	441	5,958
Systemax Inc.	321	4,513
Talbots Inc. (The)(b)	1,663	21,785
Target Corp.	3,769	184,869
Tractor Supply Co.(a)	535	22,497
Tuesday Morning Corp.(a)	2,139	8,834
Tween Brands Inc.(a)	344	3,368
Walgreen Co.	4,864	150,589
Wal-Mart Stores Inc.	28,157	1,686,323
Wendy’s/Arby’s Group Inc. Class A	3,502	18,421
Williams-Sonoma Inc.	5,205	84,217
World Fuel Services Corp.	1,859	42,813
Zale Corp.(a)(b)	2,321	58,025

		14,587,340

SAVINGS & LOANS—0.62%
Abington Bancorp Inc.	1,587	16,060
Anchor BanCorp Wisconsin Inc.	1,405	10,327
Astoria Financial Corp.	5,436	112,688
BankFinancial Corp.	1,314	19,290
Beneficial Mutual Bancorp Inc.(a)	2,393	30,271
Berkshire Hills Bancorp Inc.	777	24,864
Brookline Bancorp Inc.	3,776	48,295
Brooklyn Federal Bancorp Inc.	226	3,343
Capitol Federal Financial	924	40,961
Clifton Savings Bancorp Inc.	845	10,132
Danvers Bancorp Inc.	638	8,135
Dime Community Bancshares Inc.	1,565	23,819
Downey Financial Corp.(b)	1,518	4,250
Essa Bancorp Inc.	1,105	15,360
First Financial Holdings Inc.	844	22,096
First Financial Northwest Inc.	1,482	15,294
First Niagara Financial Group Inc.	7,101	111,841
First Place Financial Corp.	1,244	15,985
FirstFed Financial Corp.(a)(b)	940	7,370
Flagstar Bancorp Inc.(b)	3,181	9,479
Flushing Financial Corp.	1,518	26,565
Fox Chase Bancorp Inc.(a)	402	4,703
Guaranty Financial Group Inc.(a)(b)	2,542	10,041
Home Federal Bancorp Inc.	435	5,546
Hudson City Bancorp Inc.	21,923	404,479
Investors Bancorp Inc.(a)	2,855	42,968
Kearny Financial Corp.	1,053	12,889
Meridian Interstate Bancorp Inc.(a)	679	6,933
NASB Financial Inc.	272	8,837
New York Community Bancorp Inc.	22,221	373,091
NewAlliance Bancshares Inc.	7,021	105,526
Northwest Bancorp Inc.	1,075	29,606
OceanFirst Financial Corp.	567	10,274
Oritani Financial Corp.(a)	164	2,763
People’s United Financial Inc.	22,389	430,988
Provident Financial Services Inc.	3,875	63,976
Provident New York Bancorp	2,599	34,359
Rockville Financial Inc.	633	9,970
Roma Financial Corp.	732	10,797
Sovereign Bancorp Inc.	28,728	113,476
TFS Financial Corp.	6,795	85,073
United Community Financial Corp.	1,914	9,570
United Financial Bancorp Inc.	1,142	16,959
ViewPoint Financial Group	49	858
Washington Federal Inc.	5,682	104,833
Waterstone Financial Inc.(a)	634	6,194
Westfield Financial Inc.	2,049	21,105
WSFS Financial Corp.	438	26,280

		2,528,519
SEMICONDUCTORS—0.66%
Actel Corp.(a)	1,568	19,569
Advanced Micro Devices Inc.(a)	34,353	180,353
Amkor Technology Inc.(a)	6,183	39,386
Applied Micro Circuits Corp.(a)	3,083	18,436
Asyst Technologies Inc.(a)	2,836	6,806
Atmel Corp.(a)	10,433	35,368
Axcelis Technologies Inc.(a)	6,293	10,698
Bookham Inc.(a)	6,520	7,368
Brooks Automation Inc.(a)	4,317	36,090
CEVA Inc.(a)	339	2,814

Cirrus Logic Inc.(a)	1,379	7,516
Cohu Inc.	1,389	21,974
Cree Inc.(a)(b)	3,400	77,452
DSP Group Inc.(a)	1,522	11,643
Emulex Corp.(a)	5,455	58,205
Entegris Inc.(a)	7,278	35,226
Entropic Communications Inc.(a)	234	330
Exar Corp.(a)	2,268	17,373
Fairchild Semiconductor International Inc. Class A(a)	8,072	71,760
FormFactor Inc.(a)	1,232	21,461
Integrated Device Technology Inc.(a)	6,105	47,497
Intel Corp.	50,616	948,038
International Rectifier Corp.(a)	3,672	69,841
Intersil Corp. Class A	5,276	87,476
IXYS Corp.(a)	347	3,154
KLA-Tencor Corp.	710	22,472
Kopin Corp.(a)	3,984	12,430
Lam Research Corp.(a)	688	21,665
Lattice Semiconductor Corp.(a)	3,671	7,562
LSI Corp.(a)	9,982	53,504
LTX-Credence Corp.(a)	7,893	13,734
Mattson Technology Inc.(a)	3,183	15,056
Micron Technology Inc.(a)	43,084	174,490
MIPS Technologies Inc. Class A(a)	2,497	8,764
MKS Instruments Inc.(a)	3,008	59,889
Novellus Systems Inc.(a)	4,521	88,792
OmniVision Technologies Inc.(a)	2,889	32,963
Photronics Inc.(a)	2,986	5,614
PLX Technology Inc.(a)	91	466
PMC-Sierra Inc.(a)	5,829	43,251
QLogic Corp.(a)	8,577	131,743
Rudolph Technologies Inc.(a)	1,816	15,218
Semitool Inc.(a)	241	1,971
Semtech Corp.(a)	227	3,169
SiRF Technology Holdings Inc.(a)	3,927	5,851
Skyworks Solutions Inc.(a)	3,573	29,870
Spansion Inc. Class A(a)	8,217	12,736
Standard Microsystems Corp.(a)	647	16,162
Teradyne Inc.(a)	4,150	32,412
Transmeta Corp.(a)	63	1,021
TriQuint Semiconductor Inc.(a)	9,228	44,202
Ultra Clean Holdings Inc.(a)	1,200	6,048
Veeco Instruments Inc.(a)	330	4,887
Zoran Corp.(a)	3,359	27,409

		2,729,185
SOFTWARE—0.35%
Acxiom Corp.	3,964	49,709
American Software Inc. Class A	497	2,709
Avid Technology Inc.(a)	1,950	46,917
Blackbaud Inc.	246	4,539
Bottomline Technologies Inc.(a)	1,553	16,151
CA Inc.	13,341	266,286
Computer Programs and Systems Inc.	198	5,732
Compuware Corp.(a)	7,006	67,888
CSG Systems International Inc.(a)	1,120	19,634
Deltek Inc.(a)	195	1,186
Digi International Inc.(a)	1,549	15,800
DMRC Corp.(c)	25	291
Dun & Bradstreet Corp. (The)	1,048	98,889
Epicor Software Corp.(a)	3,845	30,337
EPIQ Systems Inc.(a)	773	10,513
Fair Isaac Corp.	3,124	72,008

Fidelity National Information Services Inc.	9,752	180,022
IMS Health Inc.	9,169	173,386
infoGROUP Inc.	2,518	16,644
JDA Software Group Inc.(a)	1,568	23,849
Monotype Imaging Holdings Inc.(a)	246	2,738
MSC Software Corp.(a)	3,136	33,555
Novell Inc.(a)	12,533	64,420
OpenTV Corp. Class A(a)	5,928	8,358
OPNET Technologies Inc.(a)	78	950
Parametric Technology Corp.(a)	377	6,937
Progress Software Corp.(a)	248	6,446
Quest Software Inc.(a)	4,676	59,338
Schawk Inc.	932	14,092
SeaChange International Inc.(a)	2,035	19,658
Smith Micro Software Inc.(a)	339	2,407
Sybase Inc.(a)	819	25,078
SYNNEX Corp.(a)	1,163	25,981
THQ Inc.(a)	1,333	16,049
Trident Microsystems Inc.(a)	2,395	5,748
VeriFone Holdings Inc.(a)(b)	2,103	34,784

		1,429,029
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	275	5,316

		5,316
TELECOMMUNICATIONS—5.50%
Adaptec Inc.(a)	8,473	27,791
ADC Telecommunications Inc.(a)	7,610	64,305
ADTRAN Inc.	1,600	31,184
Airvana Inc.(a)	268	1,579
Alaska Communications Systems Group Inc.	1,363	16,669
Amdocs Ltd.(a)	7,335	200,832
Anaren Inc.(a)	1,159	11,764
Anixter International Inc.(a)	1,770	105,333
Applied Signal Technology Inc.	594	10,324
ARRIS Group Inc.(a)	7,933	61,322
AT&T Inc.	386,190	10,782,425
Atlantic Tele-Network Inc.	663	18,564
Black Box Corp.	1,068	36,878
Centennial Communications Corp.(a)	640	3,994
CenturyTel Inc.	6,806	249,440
Cincinnati Bell Inc.(a)	15,725	48,590
Clearwire Corp. Class A(a)	458	5,441
Consolidated Communications Holdings Inc.	965	14,552
CPI International Inc.(a)	552	7,993
Crown Castle International Corp.(a)	14,639	424,092
EchoStar Corp.(a)	2,509	60,467
Embarq Corp.	4,750	192,613
EMS Technologies Inc.(a)	1,018	22,712
Extreme Networks Inc.(a)	7,988	26,920
FairPoint Communications Inc.	5,505	47,728
FiberTower Corp.(a)	7,368	10,168
Foundry Networks Inc.(a)	6,813	124,065
Frontier Communications Corp.	16,318	187,657
General Communication Inc. Class A(a)	3,265	30,234
GeoEye Inc.(a)	1,045	23,126
Global Crossing Ltd.(a)	1,124	17,040
Globalstar Inc.(a)	2,706	4,600
Globecomm Systems Inc.(a)	438	3,828
Harmonic Inc.(a)	3,372	28,493
Harris Stratex Networks Inc.(a)	1,645	12,847
Hypercom Corp.(a)	536	2,133

ICO Global Communications (Holdings) Ltd.(a)	4,247	4,629
IDT Corp. Class B(a)	3,542	2,621
Iowa Telecommunications Services Inc.	1,817	33,942
iPCS Inc.(a)	742	16,524
Ixia(a)	942	6,943
JDS Uniphase Corp.(a)	6,742	57,037
Knology Inc.(a)	1,829	14,760
Leap Wireless International Inc.(a)(b)	3,099	118,072
Loral Space & Communications Inc.(a)	836	12,348
MasTec Inc.(a)	510	6,778
Motorola Inc.	146,640	1,047,010
MRV Communications Inc.(a)	10,813	12,651
NETGEAR Inc.(a)	1,907	28,605
Newport Corp.(a)	2,495	26,896
Novatel Wireless Inc.(a)	1,135	6,878
Oplink Communications Inc.(a)	929	11,213
Opnext Inc.(a)	539	2,474
ORBCOMM Inc.(a)	364	1,795
PAETEC Holding Corp.(a)	2,001	4,302
Plantronics Inc.	3,198	72,019
Polycom Inc.(a)	413	9,553
Powerwave Technologies Inc.(a)	8,179	32,389
Preformed Line Products Co.	178	10,385
Premiere Global Services Inc.(a)	568	7,986
Qwest Communications International Inc.	48,961	158,144
RCN Corp.(a)	1,126	13,805
RF Micro Devices Inc.(a)	17,020	49,698
Shenandoah Telecommunications Co.	150	3,311
ShoreTel Inc.(a)	264	1,515
Sprint Nextel Corp.	180,424	1,100,586
Sycamore Networks Inc.(a)	11,030	35,627
Symmetricom Inc.(a)	3,057	15,193
Syniverse Holdings Inc.(a)	1,621	26,925
Tekelec(a)	3,750	52,463
TeleCorp PCS Inc. Escrow(c)	380	—
Telephone and Data Systems Inc.	3,867	138,245
Tellabs Inc.(a)	25,721	104,427
TerreStar Corp.(a)	2,631	2,631
3Com Corp.(a)	25,722	59,932
tw telecom inc.(a)	1,157	12,021
United States Cellular Corp.(a)	640	30,029
USA Mobility Inc.(a)	1,656	18,216
UTStarcom Inc.(a)(b)	6,792	22,889
Verizon Communications Inc.	185,308	5,946,534
Viasat Inc.(a)	1,306	30,795
Virgin Media Inc.	19,034	150,369
Vonage Holdings Corp.(a)(b)	535	535
Windstream Corp.	14,681	160,610

		22,600,013
TEXTILES—0.14%
Cintas Corp.	8,501	244,064
G&K Services Inc. Class A	1,285	42,469
Mohawk Industries Inc.(a)(b)	3,608	243,143
UniFirst Corp.	932	40,160

		569,836
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	4,657	161,691
JAKKS Pacific Inc.(a)	1,805	44,963
Mattel Inc.	23,687	427,313
RC2 Corp.(a)	1,117	22,340

		656,307

TRANSPORTATION—0.95%
Alexander & Baldwin Inc.	2,682	118,088
Arkansas Best Corp.	1,472	49,592
Atlas Air Worldwide Holdings Inc.(a)	850	34,264
Bristow Group Inc.(a)	1,579	53,433
CAI International Inc.(a)	150	1,659
Celadon Group Inc.(a)	1,418	16,264
Con-way Inc.	2,473	109,084
DHT Maritime Inc.	1,341	9,012
Dynamex Inc.(a)	312	8,880
FedEx Corp.	20,156	1,593,130
Genesee & Wyoming Inc. Class A(a)	605	22,700
Golar LNG Ltd.	361	4,794
GulfMark Offshore Inc.(a)	333	14,945
Heartland Express Inc.	1,365	21,185
Hub Group Inc. Class A(a)	830	31,250
International Shipholding Corp.(a)	392	8,585
Kansas City Southern Industries Inc.(a)	1,081	47,953
Marten Transport Ltd.(a)	1,092	21,305
Nordic American Tanker Shipping Ltd.	1,615	51,777
Norfolk Southern Corp.	17,374	1,150,333
Old Dominion Freight Line Inc.(a)	535	15,162
Overseas Shipholding Group Inc.	1,584	92,363
Pacer International Inc.	1,381	22,745
Patriot Transportation Holding Inc.(a)	119	9,401
PHI Inc.(a)	285	10,525
Ryder System Inc.	2,495	154,690
Saia Inc.(a)	906	12,032
Teekay Corp.	2,730	72,017
Ultrapetrol (Bahamas) Ltd.(a)	1,613	12,662
Universal Truckload Services Inc.(a)	237	5,773
UTi Worldwide Inc.	627	10,672
Werner Enterprises Inc.	2,754	59,789
YRC Worldwide Inc.(a)	3,687	44,097

		3,890,161
TRUCKING & LEASING—0.05%
Aircastle Ltd.	3,015	29,879
AMERCO(a)	605	25,368
GATX Corp.	2,827	111,864
Greenbrier Companies Inc. (The)	1,139	22,222
TAL International Group Inc.	677	14,095
Textainer Group Holdings Ltd.	360	5,468

		208,896
WATER—0.11%
American States Water Co.	1,056	40,656
American Water Works Co. Inc.	4,083	87,785
Aqua America Inc.	8,657	153,921
California Water Service Group	1,241	47,779
Connecticut Water Service Inc.	541	15,662
Middlesex Water Co.	852	14,884
PICO Holdings Inc.(a)	1,089	39,106
SJW Corp.	803	24,066
Southwest Water Co.(b)	1,718	21,905

		445,764

TOTAL COMMON STOCKS
(Cost: $546,497,324)		409,685,700

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	9	6

		6

TOTAL RIGHTS
(Cost: $9)		6

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.50%

MONEY MARKET FUNDS—1.50%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	370,532	370,532
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	5,765,484	5,765,484

		6,136,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,136,016)		6,136,016

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $552,633,349)		415,821,722
Other Assets, Less Liabilities—(1.22)%		(4,998,188)

NET ASSETS—100.00%		$410,823,534

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.29%
Gaiam Inc. Class A(a)	16,344	$173,246
Greenfield Online Inc.(a)	25,225	438,915
R.H. Donnelley Corp.(a)	60,319	120,035
ValueVision Media Inc. Class A(a)	24,089	44,565

		776,761
AEROSPACE & DEFENSE—0.58%
AeroVironment Inc.(a)	10,236	327,040
Argon ST Inc.(a)	11,647	273,588
Ducommun Inc.	9,383	224,066
Herley Industries Inc.(a)	17,850	305,235
Innovative Solutions and Support Inc.	10,937	59,716
Kratos Defense & Security Solutions Inc.(a)	88,202	173,758
LMI Aerospace Inc.(a)	8,681	174,575

		1,537,978
AGRICULTURE—0.22%
AgFeed Industries Inc.(a)	18,369	145,115
Alico Inc.	3,948	187,254
Cadiz Inc.(a)(b)	12,939	246,747

		579,116
AIRLINES—0.75%
AirTran Holdings Inc.(a)	95,901	233,039
Allegiant Travel Co.(a)	11,292	398,833
ExpressJet Holdings Inc.(a)(b)	222,739	42,320
Hawaiian Holdings Inc.(a)	34,901	323,881
Pinnacle Airlines Corp.(a)	17,522	69,738
Republic Airways Holdings Inc.(a)	30,869	314,555
US Airways Group Inc.(a)	102,824	620,029

		2,002,395
APPAREL—1.03%
American Apparel Inc.(a)(b)	34,927	286,401
Ashworth Inc.(a)	22,090	74,222
Cherokee Inc.	10,953	240,747
G-III Apparel Group Ltd.(a)	14,860	278,031
Hartmarx Corp.(a)	35,424	66,243
Maidenform Brands Inc.(a)	22,049	319,931
Perry Ellis International Inc.(a)	10,104	150,651
Steven Madden Ltd.(a)	16,103	399,032
True Religion Apparel Inc.(a)(b)	15,269	394,704
Unifi Inc.(a)	53,861	260,687
Weyco Group Inc.	8,189	274,086

		2,744,735
AUTO MANUFACTURERS—0.17%
Force Protection Inc.(a)	62,998	168,835

Wabash National Corp.	29,115	275,137

		443,972
AUTO PARTS & EQUIPMENT—0.86%
Accuride Corp.(a)	35,060	56,096
Amerigon Inc. Class A(a)	19,423	127,803
Amerityre Corp.(a)(b)	21,332	21,759
ATC Technology Corp.(a)	18,330	435,154
Commercial Vehicle Group Inc.(a)	21,453	152,531
Fuel Systems Solutions Inc.(a)	10,892	375,229
Hayes Lemmerz International Inc.(a)	93,339	254,815
Miller Industries Inc.(a)	12,148	90,017
Noble International Ltd.	15,368	92,054
Spartan Motors Inc.	25,462	80,969
Standard Motor Products Inc.	15,915	98,991
Superior Industries International Inc.	19,112	366,186
Supreme Industries Inc.	14,566	44,426
Wonder Auto Technology Inc.(a)	16,540	106,021

		2,302,051
BANKS—12.23%
Access National Corp.	14,308	81,413
AmericanWest Bancorporation	56,723	74,874
Ameris Bancorp	18,146	269,468
AmeriServ Financial Inc.(a)	58,323	137,642
Arrow Financial Corp.	17,489	514,351
Bancorp Inc. (The)(a)	12,447	62,235
Bancorp Rhode Island Inc.	5,314	152,777
BancTrust Financial Group Inc.	27,360	358,963
Bank of Florida Corp.(a)	22,314	183,867
Bank of Granite Corp.	24,329	56,687
Bank of the Ozarks Inc.	16,337	441,099
Banner Corp.	14,306	171,815
Boston Private Financial Holdings Inc.	45,188	394,943
Bridge Capital Holdings(a)	13,298	143,352
Bryn Mawr Bank Corp.	16,777	368,758
Cadence Financial Corp.	14,922	138,327
Camden National Corp.	7,560	264,222
Capital City Bank Group Inc.(b)	12,084	378,833
Capital Corp of the West(b)	24,626	97,519
Capitol Bancorp Ltd.	16,942	330,200
Cardinal Financial Corp.	30,860	249,349
Cascade Bancorp(b)	23,972	213,111
Cass Information Systems Inc.	7,718	276,690
Center Bancorp Inc.	16,403	166,326
Center Financial Corp.	13,690	174,821
Central Pacific Financial Corp.	25,823	434,085
Citizens & Northern Corp.	3,447	74,283
Citizens Republic Bancorp Inc.	73,306	225,782
City Bank	14,486	225,982
CoBiz Financial Inc.(b)	21,797	261,782
Columbia Bancorp	19,918	121,301
Columbia Banking System Inc.	19,053	337,810
Community Bancorp(a)(b)	22,667	144,162
Community Trust Bancorp Inc.	15,361	528,418
Corus Bankshares Inc.(b)	36,101	146,209
Eagle Bancorp Inc.	677	5,687
Eastern Virginia Bankshares	849	10,697
Enterprise Financial Services Corp.	13,354	301,266
EuroBancshares Inc.(a)	11,486	29,749
Financial Institutions Inc.	17,138	342,931
First Bancorp (North Carolina)	16,051	274,472
First Citizens Banc Corp.	112	1,102

First Community Bancshares Inc.	11,364	426,377
First Financial Bancorp	34,395	502,167
First Financial Corp.	14,552	683,653
First Merchants Corp.	19,231	438,467
First Regional Bancorp(a)	12,031	75,194
First Security Group Inc.	27,139	198,657
1st Source Corp.	13,565	318,777
First South Bancorp Inc.(b)	9,715	167,778
First State Bancorp(b)	27,984	149,435
Firstbank Corp.	6,447	65,759
Firstbank Corp. Fractional(c)	55,000	5
FNB United Corp.	1,057	7,727
Gateway Financial Holdings Inc.(b)	20,493	109,638
German American Bancorp Inc.	29,638	345,283
Great Southern Bancorp Inc.	9,940	126,735
Green Bancshares Inc.(b)	14,856	349,265
Guaranty Bancorp(a)	57,622	351,494
Hanmi Financial Corp.	41,170	207,908
Harleysville National Corp.	30,083	510,809
Heartland Financial USA Inc.	15,275	382,791
Heritage Commerce Corp.	14,767	224,754
Home Bancshares Inc.	15,590	403,313
Horizon Financial Corp.(b)	17,424	158,210
Imperial Capital Bancorp Inc.	5,483	47,538
Independent Bank Corp. (Massachusetts)	16,320	508,694
Independent Bank Corp. (Michigan)	33,694	208,566
Integra Bank Corp.	24,148	192,701
Intervest Bancshares Corp.	20,786	158,597
Irwin Financial Corp.	28,778	113,673
Lakeland Bancorp Inc.	25,677	300,164
Lakeland Financial Corp.	16,833	369,653
LNB Bancorp Inc.(b)	21,449	146,068
Macatawa Bank Corp.	16,779	117,285
MainSource Financial Group Inc.	23,284	456,366
MBT Financial Corp.	38,296	177,693
Mercantile Bank Corp.	10,286	82,082
Midwest Banc Holdings Inc.(b)	22,915	91,660
Millenium Bankshares Corp.(a)(b)	8,019	12,429
Nara Bancorp Inc.	22,662	253,814
NewBridge Bancorp	29,268	139,608
Northfield Bancorp Inc.(a)	21,867	264,809
Old Second Bancorp Inc.(b)	18,211	337,268
Oriental Financial Group Inc.	20,384	364,058
Pacific Mercantile Bancorp	15,107	96,987
Peoples Bancorp Inc.	15,566	338,872
Pinnacle Financial Partners Inc.(a)	20,666	636,513
Preferred Bank(b)	9,868	110,620
PremierWest Bancorp	20,368	164,370
Provident Bankshares Corp.(b)	32,070	311,400
QCR Holdings Inc.	2,054	27,318
Renasant Corp.	21,343	463,357
Republic Bancorp Inc. Class A	9,150	277,428
Republic First Bancorp Inc.(a)	21,735	187,138
Riverview Bancorp Inc.	17,270	103,620
Sandy Spring Bancorp Inc.	17,248	381,181
SCBT Financial Corp.	12,447	468,007
Seacoast Banking Corp. of Florida(b)	15,593	167,313
Security Bank Corp.(b)	18,006	74,725
Sierra Bancorp(b)	9,450	197,127
Simmons First National Corp. Class A	15,854	564,402
Smithtown Bancorp Inc.	11,675	262,687
South Financial Group Inc. (The)	66,569	487,951
Southcoast Financial Corp.(a)	336	2,382

Southern Community Financial Corp.	30,142	143,174
Southside Bancshares Inc.	16,175	407,610
Southwest Bancorp Inc.	17,610	311,169
State Bancorp Inc.	2,484	37,012
Stellar One Corp.	26,606	549,946
Sterling Bancorp	21,936	317,195
Suffolk Bancorp	11,846	466,851
Sun Bancorp Inc. (New Jersey)(a)	19,099	258,791
Superior Bancorp(a)	19,058	161,040
SY Bancorp Inc.	15,842	485,082
Temecula Valley Bancorp Inc.(b)	28,792	156,916
Texas Capital Bancshares Inc.(a)	23,038	478,269
Tompkins Financial Corp.	5,655	285,577
TowneBank	21,968	483,296
TriCo Bancshares	14,906	320,926
Union Bankshares Corp.	16,907	405,768
United Security Bancshares Inc.	34	578
United Western Bancorp Inc.	12,345	154,312
Univest Corp. of Pennsylvania	12,275	454,175
Virginia Commerce Bancorp Inc.(a)	20,874	130,463
Washington Trust Bancorp Inc.	14,767	392,802
West Bancorporation	26,724	348,214
West Coast Bancorp	18,090	265,199
Western Alliance Bancorporation(a)(b)	19,181	296,538
Wilshire Bancorp Inc.	18,967	230,828

		32,579,411
BEVERAGES—0.52%
Boston Beer Co. Inc. Class A(a)	8,642	410,409
Coca-Cola Bottling Co. Consolidated	7,525	328,541
Farmer Brothers Co.	7,092	176,378
Jones Soda Co.(a)	33,364	47,377
Peet’s Coffee & Tea Inc.(a)	14,914	416,399

		1,379,104
BIOTECHNOLOGY—4.31%
Affymax Inc.(a)	11,286	224,027
Arena Pharmaceuticals Inc.(a)	68,539	342,695
ARIAD Pharmaceuticals Inc.(a)	59,071	145,905
ArQule Inc.(a)	43,220	139,168
AspenBio Pharma Inc.(a)	34,540	215,530
AVANT Immunotherapeutics Inc.(a)	15,566	181,033
Avigen Inc.(a)	32,773	131,092
BioCryst Pharmaceuticals Inc.(a)	18,860	59,220
BioMimetic Therapeutics Inc.(a)	13,107	144,963
BioSante Pharmaceuticals Inc.(a)	26,724	130,680
Cambrex Corp.(a)	29,504	181,450
Cell Genesys Inc.(a)(b)	50,755	29,945
CryoLife Inc.(a)	26,181	343,495
Curis Inc.(a)	102,164	118,510
Cytokinetics Inc.(a)	31,336	148,533
Cytori Therapeutics Inc.(a)	20,985	110,801
deCODE genetics Inc.(a)(b)	50,248	19,597
Enzo Biochem Inc.(a)	29,843	327,676
Enzon Pharmaceuticals Inc.(a)	43,470	320,809
Exact Sciences Corp.(a)	22,478	20,455
Genomic Health Inc.(a)	13,407	303,669
GenVec Inc.(a)(b)	85,167	103,052
Geron Corp.(a)	71,749	283,409
GTx Inc.(a)(b)	17,300	329,046
Halozyme Therapeutics Inc.(a)	53,668	393,923
Harvard Bioscience Inc.(a)	32,171	149,595
Idera Pharmaceuticals Inc.(a)(b)	21,277	299,367

ImmunoGen Inc.(a)	41,612	204,315
Immunomedics Inc.(a)(b)	66,139	117,727
Lexicon Pharmaceuticals Inc.(a)	72,364	128,808
Maxygen Inc.(a)	23,007	97,320
MDRNA Inc.(a)(b)	52,814	20,597
Medivation Inc.(a)(b)	24,728	654,303
Metabasis Therapeutics Inc.(a)	22,474	25,396
Micromet Inc.(a)(b)	36,270	160,676
Molecular Insight Pharmaceuticals Inc.(a)(b)	24,980	191,846
Momenta Pharmaceuticals Inc.(a)	21,869	286,703
Monogram Biosciences Inc.(a)	123,923	94,181
Nektar Therapeutics(a)	83,302	299,054
Novavax Inc.(a)(b)	50,552	146,601
Omrix Biopharmaceuticals Inc.(a)	13,082	234,691
Optimer Pharmaceuticals Inc.(a)	29,267	232,673
Orchid Cellmark Inc.(a)	26,910	79,384
Orexigen Therapeutics Inc.(a)	20,357	219,652
Oxigene Inc.(a)	26,756	29,699
RegeneRx Biopharmaceuticals Inc.(a)	35,387	40,341
Repligen Corp.(a)	29,529	139,082
RTI Biologics Inc.(a)	49,596	463,723
Sangamo BioSciences Inc.(a)(b)	33,862	260,737
Sequenom Inc.(a)	48,243	1,284,229
StemCells Inc.(a)	74,289	76,518
SuperGen Inc.(a)	61,774	87,719
Telik Inc.(a)	69,690	45,995
Tercica Inc.(a)	23,510	210,179
Vical Inc.(a)	34,657	75,899
XOMA Ltd.(a)	130,283	273,594
ZIOPHARM Oncology Inc.(a)(b)	59,289	100,198

		11,479,485
BUILDING MATERIALS—0.55%
AAON Inc.	11,870	215,915
China Architectural Engineering Inc.(a)	17,025	120,707
Comfort Systems USA Inc.	34,885	466,064
Craftmade International Inc.	11,377	42,436
LSI Industries Inc.	17,521	144,899
Trex Co. Inc.(a)(b)	16,192	293,237
U.S. Concrete Inc.(a)	41,882	187,213

		1,470,471
CHEMICALS—1.59%
Aceto Corp.	27,239	261,222
American Pacific Corp.(a)	10,155	132,624
American Vanguard Corp.	16,215	244,522
Balchem Corp.	16,777	447,443
Chase Corp.	9,446	118,075
Georgia Gulf Corp.(b)	33,174	82,935
ICO Inc.(a)	29,056	163,004
Innophos Holdings Inc.	12,041	293,560
Innospec Inc.	20,056	241,875
Landec Corp.(a)	20,663	169,230
OMNOVA Solutions Inc.(a)	41,129	81,847
Penford Corp.	11,796	208,671
Quaker Chemical Corp.	13,076	372,143
ShengdaTech Inc.(a)(b)	28,046	196,322
Spartech Corp.	26,853	265,845
Stepan Co.	5,793	316,124
Symyx Technologies Inc.(a)	31,306	310,242

Zep Inc.	19,307	340,575

4,246,259

COAL—0.11%
National Coal Corp.(a)	25,636	134,076
Westmoreland Coal Co.(a)	10,328	163,182

		297,258
COMMERCIAL SERVICES—5.57%
Albany Molecular Research Inc.(a)	20,294	367,118
Arrowhead Research Corp.(a)(b)	45,132	46,937
Barrett Business Services Inc.	8,063	104,658
BearingPoint Inc.(a)	191,421	95,711
Bowne & Co. Inc.	24,753	285,897
Carriage Services Inc.(a)	20,511	71,789
CBIZ Inc.(a)	37,479	316,698
CDI Corp.	11,977	267,446
Collectors Universe Inc.	9,923	92,284
Compass Diversified Holdings	25,190	351,149
Cornell Companies Inc.(a)	11,261	306,074
CorVel Corp.(a)	7,356	210,455
CPI Corp.	6,023	64,747
CRA International Inc.(a)	9,703	266,638
Cross Country Healthcare Inc.(a)	26,968	439,309
Diamond Management & Technology Consultants Inc.	23,311	109,329
Document Security Systems Inc.(a)(b)	13,353	58,887
Dollar Financial Corp.(a)(b)	22,407	344,844
Dollar Thrifty Automotive Group Inc.(a)	21,487	41,470
Edgewater Technology Inc.(a)	11,246	54,656
Electro Rent Corp.	19,356	259,951
Emergency Medical Services Corp. Class A(a)	9,838	293,959
ExlService Holdings Inc.(a)	16,346	143,518
Exponent Inc.(a)	14,780	489,070
Franklin Covey Co.(a)	13,671	98,978
Gevity HR Inc.	22,452	163,451
Great Lakes Dredge & Dock Corp.	40,724	256,968
Hackett Group Inc. (The)(a)	42,971	233,762
HMS Holdings Corp.(a)	21,878	524,197
Hudson Highland Group Inc.(a)	23,745	165,028
ICF International Inc.(a)	7,652	151,127
ICT Group Inc.(a)	10,075	81,104
Integrated Electrical Services Inc.(a)	9,207	161,675
Intersections Inc.(a)	13,646	110,942
Jackson Hewitt Tax Service Inc.	23,970	367,700
Kendle International Inc.(a)(b)	11,524	515,238
Kforce Inc.(a)	27,925	285,114
Landauer Inc.	8,871	645,365
Learning Tree International Inc.(a)	9,475	117,964
LECG Corp.(a)	24,490	197,634
Mac-Gray Corp.(a)	16,936	177,828
Medifast Inc.(a)(b)	14,166	96,470
Michael Baker Corp.(a)	7,912	275,338
Midas Inc.(a)	12,928	177,889
Monro Muffler Brake Inc.	16,888	389,437
Multi-Color Corp.	10,673	254,978
Odyssey Marine Exploration Inc.(a)(b)	49,952	226,782
On Assignment Inc.(a)	35,072	276,367
PDI Inc.(a)	11,506	91,358
PeopleSupport Inc.(a)	19,411	226,915
PharmaNet Development Group Inc.(a)	11,386	82,207
Premier Exhibitions Inc.(a)	31,172	56,110
PRG-Schultz International Inc.(a)	13,473	120,718
Princeton Review Inc. (The)(a)	14,791	118,328
Providence Service Corp. (The)(a)	12,022	117,816
Rewards Network Inc.(a)	39,208	196,824
Rural/Metro Corp.(a)	23,913	60,739

Saba Software Inc.(a)	22,567	73,117
Senomyx Inc.(a)	32,738	148,303
SM&A(a)	14,064	42,895
Source Interlink Companies Inc.(a)(b)	30,733	31,962
Spherion Corp.(a)	47,311	230,405
Standard Parking Corp.(a)	10,091	224,222
StarTek Inc.(a)	16,655	106,925
SuccessFactors Inc.(a)	21,161	230,655
Team Inc.(a)	16,674	602,265
TNS Inc.(a)	21,822	422,692
Transcend Services Inc.(a)	9,374	98,240
Universal Technical Institute Inc.(a)(b)	19,118	326,153
VirnetX Holding Corp.(a)	40,570	81,140
Volt Information Sciences Inc.(a)	11,924	107,078

		14,830,997
COMPUTERS—3.70%
Agilysys Inc.	21,013	212,021
Catapult Communications Corp.(a)	11,846	56,979
CIBER Inc.(a)	47,504	332,053
Cogo Group Inc.(a)	24,568	129,473
Compellent Technologies Inc.(a)	14,508	179,899
Computer Task Group Inc.(a)	23,246	151,099
COMSYS IT Partners Inc.(a)	12,447	120,985
Cray Inc.(a)	29,519	152,908
Dot Hill Systems Corp.(a)	53,391	120,130
Dynamics Research Corp.(a)	15,491	118,971
EasyLink Services International Corp. Class A(a)	22,660	74,551
Echelon Corp.(a)	26,532	262,136
Furmanite Corp.(a)	36,731	379,799
Hutchinson Technology Inc.(a)	22,549	261,117
iCAD Inc.(a)	26,796	85,479
iGATE Corp.(a)	21,388	185,434
iGo Inc.(a)	32,048	33,971
Immersion Corp.(a)	28,295	164,677
InFocus Corp.(a)	59,430	87,362
Innodata Isogen Inc.(a)	18,750	48,750
Integral Systems Inc.(a)	20,239	420,364
Isilon Systems Inc.(a)	30,020	132,388
LaserCard Corp.(a)	11,534	46,021
Limelight Networks Inc.(a)	28,546	71,365
LivePerson Inc.(a)	34,832	101,361
Magma Design Automation Inc.(a)	37,699	151,550
Mastech Holdings Inc.	1,473	11,195
Maxwell Technologies Inc.(a)(b)	18,630	248,524
Mercury Computer Systems Inc.(a)	21,958	195,426
NCI Inc. Class A(a)	9,855	280,670
Ness Technologies Inc.(a)	35,489	407,059
NetScout Systems Inc.(a)	25,422	270,490
NYFIX Inc.(a)	43,455	136,883
PAR Technology Corp.(a)	9,939	71,163
Pomeroy IT Solutions Inc.(a)	21,877	98,665
Quantum Corp.(a)	194,605	210,173
Rackable Systems Inc.(a)	26,661	261,544
Radiant Systems Inc.(a)	24,722	214,834
RadiSys Corp.(a)	23,252	199,967
Rainmaker Systems Inc.(a)	15,631	35,170
Rimage Corp.(a)	11,545	161,168
SI International Inc.(a)	11,625	349,331
Sigma Designs Inc.(a)(b)	22,535	320,448
Silicon Graphics Inc.(a)	15,259	132,753
Silicon Storage Technology Inc.(a)	71,845	234,215
SMART Modular Technologies (WWH) Inc.(a)	39,701	119,103

Stratasys Inc.(a)	18,822	328,820
Super Micro Computer Inc.(a)	26,418	238,026
TechTeam Global Inc.(a)	10,428	77,376
3D Systems Corp.(a)	17,990	256,358
Tier Technologies Inc. Class B(a)	18,636	138,465
TransAct Technologies Inc.(a)	12,393	98,648
Tyler Technologies Inc.(a)	33,114	502,339
USA Technologies Inc.(a)	19,928	82,303
Wave Systems Corp. Class A(a)(b)	40,956	18,021
Wizzard Software Corp.(a)(b)	65,716	75,573

		9,855,553
COSMETICS & PERSONAL CARE—0.27%
Elizabeth Arden Inc.(a)	20,030	393,189
Inter Parfums Inc.	10,566	143,275
Parlux Fragrances Inc.(a)	20,026	102,934
Physicians Formula Holdings Inc.(a)	15,205	90,470

		729,868
DISTRIBUTION & WHOLESALE—0.59%
BMP Sunstone Corp.(a)(b)	26,866	186,450
Building Materials Holding Corp.	44,601	20,962
Chindex International Inc.(a)	10,942	118,830
Core-Mark Holding Co. Inc.(a)	11,656	291,283
Houston Wire & Cable Co.(b)	16,724	287,151
MWI Veterinary Supply Inc.(a)	10,362	407,123
Rentrak Corp.(a)	17,853	246,907

		1,558,706
DIVERSIFIED FINANCIAL SERVICES—1.99%
Advanta Corp. Class B	35,797	294,609
Ampal-American Israel Corp. Class A(a)	26,182	80,902
Asta Funding Inc.(b)	7,916	55,491
Calamos Asset Management Inc. Class A	18,087	324,119
Consumer Portfolio Services(a)	22,334	51,368
Cowen Group Inc.(a)	18,457	157,807
Diamond Hill Investment Group Inc.(a)	2,733	245,751
Duff & Phelps Corp. Class A(a)	11,170	234,905
Encore Capital Group Inc.(a)(b)	14,908	204,240
Epoch Holding Corp.	10,216	107,779
Evercore Partners Inc. Class A	10,196	183,324
FBR Capital Markets Corp.(a)(b)	26,495	171,688
Federal Agricultural Mortgage Corp.	2,264	9,282
First Marblehead Corp. (The)	60,929	151,713
FirstCity Financial Corp.(a)	17,725	94,474
Friedman, Billings, Ramsey Group Inc. Class A(a)	123,971	247,942
International Assets Holding Corp.(a)	3,958	95,427
LaBranche & Co. Inc.(a)	43,444	195,498
Landenburg Thalmann Financial Services Inc.(a)(b)	103,596	186,473
MarketAxess Holdings Inc.(a)(b)	26,793	216,220
Marlin Business Services Corp.(a)	11,855	100,530
MRU Holdings Inc.(a)	42,945	13,742
NewStar Financial Inc.(a)	27,972	226,293
Penson Worldwide Inc.(a)	13,583	188,396
Sanders Morris Harris Group Inc.	16,452	142,310
SWS Group Inc.	19,085	384,754
Thomas Weisel Partners Group Inc.(a)	23,529	198,349
TradeStation Group Inc.(a)	26,375	246,606
U.S. Global Investors Inc. Class A	11,968	120,278
United PanAm Financial Corp.(a)	14,678	54,015
Westwood Holdings Group Inc.	6,457	306,062

		5,290,347

ELECTRIC—0.27%
Central Vermont Public Service Corp.	13,883	325,418
EnerNOC Inc.(a)(b)	9,257	95,717
Synthesis Energy Systems Inc.(a)	30,490	147,877
U.S. Geothermal Inc.(a)	66,464	118,306
Unitil Corp.	1,102	28,751

		716,069
ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Active Power Inc.(a)	65,032	38,369
Advanced Battery Technologies Inc.(a)(b)	44,530	143,832
Beacon Power Corp.(a)	92,436	134,032
C&D Technologies Inc.(a)(b)	25,594	145,374
China BAK Battery Inc.(a)(b)	30,128	108,461
Graham Corp.	4,189	226,625
Greatbatch Inc.(a)	18,395	451,413
Insteel Industries Inc.	15,686	213,173
Magnetek Inc.(a)	33,118	134,128
Medis Technologies Ltd.(a)	30,407	54,733
Powell Industries Inc.(a)	6,853	279,671
Power-One Inc.(a)	76,119	110,373
PowerSecure International Inc.(a)	17,197	104,214
Research Frontiers Inc.(a)(b)	24,466	100,800
SatCon Technology Corp.(a)	58,645	104,975
Ultralife Corp.(a)	10,793	83,646
Universal Display Corp.(a)	28,005	306,935
Valence Technology Inc.(a)(b)	48,713	168,060
Vicor Corp.	20,555	182,528

		3,091,342
ELECTRONICS—2.65%
American Science and Engineering Inc.	7,799	465,834
Bel Fuse Inc. Class B	11,409	324,814
BTU International Inc.(a)	9,743	85,738
California Micro Devices Corp.(a)	32,863	98,260
CTS Corp.	31,104	397,509
Cyberoptics Corp.(a)	11,883	112,057
DDi Corp.(a)	18,837	97,952
Digital Ally Inc.(a)	13,480	92,608
Eagle Test Systems Inc.(a)	13,827	211,691
Electro Scientific Industries Inc.(a)	24,753	351,988
FARO Technologies Inc.(a)	14,959	304,715
Frequency Electronics Inc.	13,680	57,046
Innovative Card Technologies Inc.(a)(b)	12,603	5,167
Iteris Inc.(a)	50,898	85,509
Keithley Instruments Inc.	16,884	141,319
KEMET Corp.(a)	79,773	111,682
LaBarge Inc.(a)	12,718	191,533
LeCroy Corp.(a)	16,232	124,824
LoJack Corp.(a)	17,124	114,560
Measurement Specialties Inc.(a)	14,311	249,584
Merix Corp.(a)	22,833	29,226
Methode Electronics Inc.	34,156	305,355
Multi-Fineline Electronix Inc.(a)(b)	8,139	120,376
Nu Horizons Electronics Corp.(a)	24,579	98,316
NVE Corp.(a)	4,333	122,667
OSI Systems Inc.(a)	13,944	327,823
OYO Geospace Corp.(a)	3,838	150,757
Park Electrochemical Corp.	17,753	430,333
Photon Dynamics Inc.(a)	17,542	269,270
Planar Systems Inc.(a)	23,709	60,221
RAE Systems Inc.(a)	42,374	71,612
Ramtron International Corp.(a)	31,683	87,128

Sonic Solutions Inc.(a)	16,823	74,021
Spectrum Control Inc.(a)	14,997	112,028
Spire Corp.(a)	7,645	108,635
SRS Labs Inc.(a)	14,160	78,022
Stoneridge Inc.(a)	13,058	146,903
Taser International Inc.(a)(b)	52,883	378,113
UQM Technologies Inc.(a)	48,134	137,182
X-Rite Inc.(a)	33,202	116,871
Zygo Corp.(a)	16,695	210,023

		7,059,272
ENERGY - ALTERNATE SOURCES—0.31%
Akeena Solar Inc.(a)(b)	20,007	75,827
Aventine Renewable Energy Holdings Inc.(a)	34,232	108,173
Comverge Inc.(a)(b)	17,115	78,729
DayStar Technologies Inc.(a)(b)	32,388	90,686
Evergreen Energy Inc.(a)(b)	89,270	83,914
Green Plains Renewable Energy Inc.(a)(b)	12,468	61,592
MGP Ingredients Inc.	13,075	37,133
Pacific Ethanol Inc.(a)	31,705	44,070
Plug Power Inc.(a)	82,052	81,231
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	61,475	79,303
Syntroleum Corp.(a)	54,275	59,160
Verenium Corp.(a)(b)	34,844	32,753

		832,571
ENGINEERING & CONSTRUCTION—0.50%
ENGlobal Corp.(a)(b)	24,871	330,038
Enova Systems Inc.(a)(b)	29,432	65,633
Insituform Technologies Inc. Class A(a)	24,571	367,582
Orion Marine Group Inc.(a)	21,610	226,689
Sterling Construction Co. Inc.(a)	11,727	189,977
VSE Corp.	4,687	158,093

		1,338,012
ENTERTAINMENT—0.73%
Bluegreen Corp.(a)	17,009	117,532
Carmike Cinemas Inc.	16,169	59,502
Century Casinos Inc.(a)	13,523	28,398
Churchill Downs Inc.	8,307	406,877
Dover Downs Gaming & Entertainment Inc.	18,635	144,980
Dover Motorsports Inc.	35,484	193,388
Elixir Gaming Technologies Inc.(a)	83,171	27,446
Empire Resorts Inc.(a)	22,821	57,509
Great Wolf Resorts Inc.(a)	23,883	87,412
Lakes Entertainment Inc.(a)	16,337	107,497
Progressive Gaming International Corp.(a)	9,129	13,055
Shuffle Master Inc.(a)	45,981	234,043
Six Flags Inc.(a)(b)	61,191	40,998
Steinway Musical Instruments Inc.(a)	8,367	236,953
Tix Corp.(a)(b)	30,039	97,026
VCG Holding Corp.(a)(b)	10,408	35,283
Youbet.com Inc.(a)	40,699	59,421

		1,947,320
ENVIRONMENTAL CONTROL—0.76%
American Ecology Corp.	16,943	468,813
Basin Water Inc.(a)(b)	33,426	61,504
Casella Waste Systems Inc. Class A(a)	22,230	260,980
Fuel Tech Inc.(a)(b)	14,965	270,717
Metalico Inc.(a)(b)	21,276	125,528
Met-Pro Corp.	16,442	239,889
Perma-Fix Environmental Services Inc.(a)	64,805	134,794

Rentech Inc.(a)	141,489	188,180
Waste Services Inc.(a)	23,494	174,091
WCA Waste Corp.(a)	21,875	102,594

		2,027,090
FOOD—1.29%
Ark Restaurants Corp.	7,896	126,652
B&G Foods Inc. Class A	24,969	178,528
Benihana Inc.(a)	18,473	84,976
Calavo Growers Inc.	11,476	142,991
Diamond Foods Inc.	15,645	438,529
Imperial Sugar Co.	11,661	157,890
J&J Snack Foods Corp.	14,387	487,863
John B. Sanfilippo & Son Inc.(a)(b)	9,815	83,918
Nash Finch Co.	11,043	476,174
Overhill Farms Inc.(a)	16,347	84,187
Rocky Mountain Chocolate Factory Inc.	10,534	95,965
Smart Balance Inc.(a)(b)	57,524	377,357
Spartan Stores Inc.	18,809	467,968
Village Super Market Inc. Class A	504	24,026
Zhongpin Inc.(a)	18,339	194,944

		3,421,968
FOREST PRODUCTS & PAPER—0.47%
Boise Inc.(a)	31,693	49,441
Buckeye Technologies Inc.(a)	33,496	274,332
Caraustar Industries Inc.(a)	26,988	40,482
Kapstone Paper and Packaging Corp.(a)	26,626	169,075
Mercer International Inc.(a)	27,111	99,226
Neenah Paper Inc.	12,480	247,104
Schweitzer-Mauduit International Inc.	13,930	264,531
Xerium Technologies Inc.	18,165	116,983

		1,261,174
GAS—0.36%
Chesapeake Utilities Corp.	10,112	335,820
EnergySouth Inc.	9,957	611,659

		947,479
HAND & MACHINE TOOLS—0.42%
K-Tron International Inc.(a)	3,119	401,821
LS Starrett Co. Class A	8,162	150,426
Raser Technologies Inc.(a)	41,172	349,962
Thermadyne Holdings Corp.(a)	12,982	216,410

		1,118,619
HEALTH CARE—0.03%
MEDTOX Scientific Inc.(a)	6,966	85,960

		85,960
HEALTH CARE - PRODUCTS—5.09%
ABIOMED Inc.(a)	26,967	478,664
Alphatec Holdings Inc.(a)	28,059	129,071
AngioDynamics Inc.(a)	22,696	358,597
Aspect Medical Systems Inc.(a)(b)	19,586	101,847
AtriCure Inc.(a)	14,432	144,609
ATS Medical Inc.(a)	58,063	167,802
BIOLASE Technology Inc.(a)	24,725	46,730
Bovie Medical Corp.(a)	19,666	134,712
Caliper Life Sciences Inc.(a)	59,285	165,998
Candela Corp.(a)	26,706	65,430
Cantel Medical Corp.(a)	11,671	112,275
Cardiac Science Corp.(a)	23,015	238,435

Cardica Inc.(a)	13,899	113,138
Cerus Corp.(a)	31,346	129,459
Clinical Data Inc.(a)	8,766	140,957
Columbia Laboratories Inc.(a)	50,877	133,298
Conceptus Inc.(a)(b)	28,356	470,142
Cutera Inc.(a)	10,794	114,524
Cyberonics Inc.(a)	21,962	373,354
Cynosure Inc. Class A(a)	9,580	171,865
Delcath Systems Inc.(a)	30,240	44,453
DexCom Inc.(a)	26,751	165,589
Digirad Corp.(a)	28,787	33,393
Electro-Optical Sciences Inc.(a)	17,960	93,751
Endologix Inc.(a)	50,109	101,721
EPIX Pharmaceuticals Inc.(a)	39,086	40,259
Exactech Inc.(a)	7,066	157,148
Hanger Orthopedic Group Inc.(a)	21,088	367,986
Hansen Medical Inc.(a)(b)	15,444	207,567
HealthTronics Inc.(a)	33,568	98,019
ICU Medical Inc.(a)	12,373	376,263
Insulet Corp.(a)(b)	17,251	240,134
Invacare Corp.	28,453	686,855
IRIS International Inc.(a)	18,000	322,200
Kensey Nash Corp.(a)	10,532	331,337
Medical Action Industries Inc.(a)	15,087	198,092
Merit Medical Systems Inc.(a)	25,539	479,367
Metabolix Inc.(a)(b)	17,970	195,514
Microvision Inc.(a)(b)	56,235	109,096
Micrus Endovascular Corp.(a)	16,539	230,719
Minrad International Inc.(a)(b)	44,671	49,138
Natus Medical Inc.(a)	24,918	564,642
NMT Medical Inc.(a)	15,984	49,870
Northstar Neuroscience Inc.(a)	50,963	78,993
NxStage Medical Inc.(a)(b)	18,622	78,585
OraSure Technologies Inc.(a)	39,567	194,670
Orthovita Inc.(a)	76,898	199,935
Osteotech Inc.(a)	22,039	93,886
Palomar Medical Technologies Inc.(a)	17,748	238,888
Pure Bioscience(a)	37,235	116,918
Quidel Corp.(a)	23,727	389,360
Rockwell Medical Technologies Inc.(a)	23,613	95,869
SenoRx Inc.(a)	20,272	100,144
Somanetics Corp.(a)	12,736	278,536
Sonic Innovations Inc.(a)	24,470	62,154
SonoSite Inc.(a)(b)	14,852	466,353
Spectranetics Corp.(a)	29,194	135,168
STAAR Surgical Co.(a)	33,443	150,159
Stereotaxis Inc.(a)(b)	26,598	160,918
Symmetry Medical Inc.(a)	32,074	595,293
Synergetics USA Inc.(a)	15,154	30,460
Synovis Life Technologies Inc.(a)	12,336	232,164
Thermage Inc.(a)	32,422	111,207
ThermoGenesis Corp.(a)	58,404	73,005
TranS1 Inc.(a)	12,751	126,107
Vascular Solutions Inc.(a)	18,275	136,880
Vital Images Inc.(a)	14,521	217,815
VNUS Medical Technologies Inc.(a)	12,153	254,362

		13,551,849
HEALTH CARE - SERVICES—2.44%
Air Methods Corp.(a)	9,353	264,783
Alliance Imaging Inc.(a)	23,390	240,215
Allied Healthcare International Inc.(a)	37,437	71,130
Almost Family Inc.(a)	6,966	275,505

America Service Group Inc.(a)	13,051	124,246
American Dental Partners Inc.(a)	14,369	168,117
Assisted Living Concepts Inc.(a)	50,035	318,723
Bio-Reference Laboratories Inc.(a)	11,171	322,842
Capital Senior Living Corp.(a)	24,284	184,558
Continucare Corp.(a)	45,124	120,481
Five Star Quality Care Inc.(a)	34,844	130,665
Genoptix Inc.(a)	8,274	270,312
Gentiva Health Services Inc.(a)	23,524	633,737
Hythiam Inc.(a)	53,671	69,236
IPC The Hospitalist Co. Inc.(a)	4,135	106,270
LHC Group Inc.(a)	13,763	391,970
Life Sciences Research Inc.(a)	9,395	328,825
MedCath Corp.(a)	14,548	260,700
Metropolitan Health Networks Inc.(a)	53,623	101,884
NightHawk Radiology Holdings Inc.(a)	25,234	182,189
NovaMed Inc.(a)	27,462	130,170
Odyssey Healthcare Inc.(a)	28,424	288,504
Psychemedics Corp.	15,390	226,233
RadNet Inc.(a)	21,992	88,188
RehabCare Group Inc.(a)	15,602	282,396
Res-Care Inc.(a)	21,867	396,667
Skilled Healthcare Group Inc. Class A(a)	15,873	252,222
U.S. Physical Therapy Inc.(a)	15,927	276,493

		6,507,261
HOLDING COMPANIES - DIVERSIFIED—0.11%
Information Services Group Inc.(a)	38,765	189,949
Resource America Inc. Class A	10,107	96,017

		285,966
HOME BUILDERS—0.65%
Beazer Homes USA Inc.(a)	35,377	211,554
Cavalier Homes Inc.(a)	26,748	44,937
Cavco Industries Inc.(a)	7,323	264,726
Coachmen Industries Inc.(a)	15,711	25,923
Fleetwood Enterprises Inc.(a)	53,980	55,599
M/I Homes Inc.	14,170	322,793
Monaco Coach Corp.	33,859	66,025
Skyline Corp.	5,770	152,501
Standard-Pacific Corp.(a)	109,559	537,935
Woodbridge Holdings Corp.(a)	17,420	48,951

		1,730,944
HOME FURNISHINGS—0.92%
American Technology Corp.(a)	28,644	15,754
American Woodmark Corp.	10,341	232,155
Audiovox Corp. Class A(a)	18,330	171,752
Bassett Furniture Industries Inc.	14,435	123,419
DTS Inc.(a)	15,860	441,384
Hooker Furniture Corp.	10,584	187,866
Kimball International Inc. Class B	34,679	374,533
La-Z-Boy Inc.	47,490	442,607
Stanley Furniture Co. Inc.	13,715	125,218
Universal Electronics Inc.(a)	13,108	327,438

		2,442,126
HOUSEHOLD PRODUCTS & WARES—0.78%
CSS Industries Inc.	6,875	176,963
Ennis Inc.	23,299	360,203
Oil-Dri Corp. of America	12,520	211,838
Prestige Brands Holdings Inc.(a)	30,340	269,419
Russ Berrie and Co. Inc.(a)	18,267	140,108

Spectrum Brands Inc.(a)	39,225	54,523
Standard Register Co. (The)	15,876	156,379
WD-40 Co.	19,591	703,905

		2,073,338
HOUSEWARES—0.26%
Libbey Inc.	13,307	113,243
Lifetime Brands Inc.	9,972	97,227
National Presto Industries Inc.	6,474	482,313

		692,783
INSURANCE—2.77%
Affirmative Insurance Holdings Inc.	16,798	53,082
AmCOMP Inc.(a)	20,039	232,452
American Independence Corp.(a)	1,544	10,298
American Physicians Capital Inc.	9,367	396,505
American Physicians Service Group Inc.	9,883	209,223
American Safety Insurance Holdings Ltd.(a)	9,813	148,274
Amerisafe Inc.(a)	18,016	327,891
Baldwin & Lyons Inc. Class B	17,553	420,745
CastlePoint Holdings Ltd.	32,765	364,674
Citizens Inc.(a)(b)	33,263	273,422
Crawford & Co. Class B(a)	21,747	330,554
Darwin Professional Underwriters Inc.(a)	7,217	224,521
Donegal Group Inc. Class A	10,887	197,381
Eastern Insurance Holdings Inc.	18,739	251,477
EMC Insurance Group Inc.	5,757	169,716
First Acceptance Corp.(a)	14,391	48,929
First Mercury Financial Corp.(a)	13,801	196,664
FPIC Insurance Group Inc.(a)	8,862	455,418
Kansas City Life Insurance Co.	5,433	249,918
Life Partners Holdings Inc.(b)	6,375	229,309
Maiden Holdings Ltd.	44,284	192,635
Meadowbrook Insurance Group Inc.	52,392	369,888
National Interstate Corp.	7,411	178,086
NYMAGIC Inc.	6,391	161,373
Penn Treaty American Corp.(a)	24,642	38,934
PMA Capital Corp. Class A(a)	31,170	274,919
Presidential Life Corp.	16,910	267,009
Primus Guaranty Ltd.(a)(b)	25,574	67,004
Quanta Capital Holdings Ltd.	69,492	191,798
SeaBright Insurance Holdings Inc.(a)	18,928	246,064
Specialty Underwriters’ Alliance Inc.(a)	15,814	77,963
Stewart Information Services Corp.	15,076	448,511
21st Century Holding Co.	12,599	66,271

		7,370,908
INTERNET—4.21%
Access Integrated Technologies Inc. Class A(a)	23,929	34,218
ActivIdentity Corp.(a)	53,308	121,009
Alloy Inc.(a)	16,957	131,078
Arbinet-thexchange Inc.	21,638	59,072
Art Technology Group Inc.(a)	115,681	407,197
Autobytel Inc.(a)	42,684	45,672
Bluefly Inc.(a)	12,361	29,543
China Information Security Technology Inc.(a)	24,705	116,114
Chordiant Software Inc.(a)	26,033	133,549
Constant Contact Inc.(a)	18,682	318,902
Dice Holdings Inc.(a)	15,131	107,430
Drugstore.com Inc.(a)	72,499	170,373
eDiets.com Inc.(a)(b)	13,703	46,590
Entrust Inc.(a)	58,090	124,894
Harris Interactive Inc.(a)	50,665	87,650

Health Grades Inc.(a)	30,122	85,546
HealthStream Inc.(a)	31,562	77,327
Hollywood Media Corp.(a)	39,736	89,406
HSW International Inc.(a)	33,232	86,403
i2 Technologies Inc.(a)(b)	14,799	199,639
iBasis Inc.	29,298	102,250
I-many Inc.(a)	38,794	25,992
iMergent Inc.	10,097	113,086
InfoSpace Inc.	31,528	342,079
Internap Network Services Corp.(a)	41,717	145,175
Internet Brands Inc. Class A(a)	20,966	146,133
Internet Capital Group Inc.(a)	35,388	286,997
Interwoven Inc.(a)	39,878	563,077
iPass Inc.(a)	50,306	108,661
Jupitermedia Corp.(a)	17,406	20,191
Keynote Systems Inc.(a)	18,713	247,947
Knot Inc. (The)(a)	24,828	207,314
Lionbridge Technologies Inc.(a)	52,155	127,258
Liquidity Services Inc.(a)	14,165	153,690
LookSmart Ltd.(a)	29,172	74,389
LoopNet Inc.(a)	26,260	258,136
MIVA Inc.(a)	27,382	16,977
Napster Inc.(a)	37,054	96,711
New Motion Inc.(a)	29,992	104,972
NIC Inc.	34,947	241,134
1-800-FLOWERS.COM Inc.(a)	22,045	132,711
Online Resources Corp.(a)	28,104	218,368
Openwave Systems Inc.(a)	81,364	100,891
Overstock.com Inc.(a)(b)	13,535	268,128
PCTEL Inc.	23,870	222,468
Perficient Inc.(a)	28,289	187,839
RightNow Technologies Inc.(a)	25,185	316,575
S1 Corp.(a)	42,584	260,614
Safeguard Scientifics Inc.(a)	122,382	152,978
Secure Computing Corp.(a)	47,612	260,914
Shutterfly Inc.(a)	17,895	171,971
SonicWALL Inc.(a)	51,588	270,321
Sourcefire Inc.(a)(b)	21,031	153,316
Stamps.com Inc.(a)	11,595	135,314
SumTotal Systems Inc.(a)	30,630	125,277
SupportSoft Inc.(a)	41,514	124,542
TechTarget Inc.(a)	12,997	90,979
TeleCommunication Systems Inc.(a)	32,763	226,392
Terremark Worldwide Inc.(a)	49,344	338,993
TheStreet.com Inc.	14,863	89,029
thinkorswim Group Inc.(a)	46,312	385,779
TowerStream Corp.(a)(b)	27,823	25,041
Travelzoo Inc.(a)	8,608	68,175
Vignette Corp.(a)	22,547	242,155
Vocus Inc.(a)	14,512	492,828
Website Pros Inc.(a)	28,944	156,298
Zix Corp.(a)(b)	68,361	154,496

		11,226,173
INVESTMENT COMPANIES—1.31%
Capital Southwest Corp.	2,626	373,023
Gladstone Capital Corp.	20,019	305,090
Gladstone Investment Corp.	20,169	138,763
Harris & Harris Group Inc.(a)	21,003	133,999
Hercules Technology Growth Capital Inc.	34,444	334,107
Highland Distressed Opportunities Inc.	16,536	49,112
Kayne Anderson Energy Development Co.	13,665	231,348
Kohlberg Capital Corp.	17,862	153,435

Medallion Financial Corp.	21,146	221,399
MVC Capital Inc.	25,917	395,234
NGP Capital Resources Co.	18,846	274,586
Patriots Capital Funding Inc.	20,849	132,808
PennantPark Investment Corp.	24,327	180,263
Prospect Energy Corp.	25,605	328,000
TICC Capital Corp.	28,464	146,305
UTEK Corp.(a)(b)	7,952	80,713

		3,478,185
IRON & STEEL—0.12%
General Steel Holdings Inc.(a)	10,779	76,962
Material Sciences Corp.(a)	11,506	66,160
Universal Stainless & Alloy Products Inc.(a)	6,643	169,729

		312,851
LEISURE TIME—0.31%
Aldila Inc.	10,058	40,333
Ambassadors Group Inc.	17,595	279,936
Ambassadors International Inc.(a)(b)	20,764	41,320
Arctic Cat Inc.	12,232	111,923
Escalade Inc.	12,593	37,779
Multimedia Games Inc.(a)	22,291	96,520
Nautilus Inc.(a)	25,813	117,965
Town Sports International Holdings Inc.(a)	18,030	109,983

		835,759
LODGING—0.50%
Interstate Hotels & Resorts Inc.(a)	46,162	108,481
Lodgian Inc.(a)	16,797	131,017
Marcus Corp.	18,152	291,884
Monarch Casino & Resort Inc.(a)	10,453	119,060
Morgans Hotel Group Co.(a)	26,004	283,704
MTR Gaming Group Inc.(a)	28,086	93,246
Red Lion Hotels Corp.(a)	22,806	182,904
Riviera Holdings Corp.(a)	9,330	68,576
Trump Entertainment Resorts Inc.(a)(b)	47,912	58,453

		1,337,325
MACHINERY—1.46%
Altra Holdings Inc.(a)	24,317	358,919
Bolt Technology Corp.(a)	7,892	114,197
Cascade Corp.	9,222	404,016
Columbus McKinnon Corp.(a)	16,310	384,427
DXP Enterprises Inc.(a)	3,371	179,708
Flow International Corp.(a)	34,838	176,977
Gehl Corp.(a)	9,751	286,972
Gerber Scientific Inc.(a)	21,207	193,832
Hardinge Inc.	9,214	117,018
Hurco Companies Inc.(a)	5,616	166,065
Intevac Inc.(a)	19,635	208,916
iRobot Corp.(a)(b)	18,085	268,020
Kadant Inc.(a)	12,196	277,703
Key Technology Inc.(a)	8,201	194,364
Park-Ohio Holdings Corp.(a)	7,790	139,363
Presstek Inc.(a)	29,025	163,701
TurboChef Technologies Inc.(a)	22,214	136,616
Twin Disc Inc.	7,714	106,145

		3,876,959
MANUFACTURERS—0.05%
Synalloy Corp.	8,895	120,527

		120,527

MANUFACTURING—1.25%
AZZ Inc.(a)	10,440	431,903
China Fire & Security Group Inc.(a)	14,044	147,602
Flanders Corp.(a)	13,204	83,185
FreightCar America Inc.	9,939	290,915
GenTek Inc.(a)	8,760	225,220
GP Strategies Corp.(a)	20,860	158,536
Griffon Corp.(a)	27,514	248,176
LSB Industries Inc.(a)	14,993	207,653
Lydall Inc.(a)	15,021	144,652
Myers Industries Inc.	23,775	299,803
Nanophase Technologies Corp.(a)	20,059	26,077
PMFG Inc.(a)	12,772	185,066
Portec Rail Products Inc.	20,377	170,759
Quixote Corp.	10,826	88,773
Reddy Ice Holdings Inc.	13,794	50,348
Smith & Wesson Holding Corp.(a)	30,736	114,953
Standex International Corp.	11,889	329,920
Sturm, Ruger & Co. Inc.(a)(b)	18,981	131,728

		3,335,269
MEDIA—1.21%
A.H. Belo Corp. Class A	23,536	121,446
Acacia Research Corp. - Acacia Technologies Group(a)	31,882	96,284
Beasley Broadcast Group Inc. Class A	15,084	25,492
Courier Corp.	8,973	182,690
Crown Media Holdings Inc. Class A(a)(b)	13,800	69,414
Cumulus Media Inc. Class A(a)	23,650	100,749
DG FastChannel Inc.(a)	13,959	305,981
Dolan Media Co.(a)	19,944	201,235
Emmis Communications Corp.(a)	36,894	35,787
Entercom Communications Corp.	19,421	97,493
Fisher Communications Inc.	8,064	317,722
4Kids Entertainment Inc.(a)	14,020	98,981
Global Traffic Network Inc.(a)	15,601	144,621
Gray Television Inc.	42,262	72,691
Journal Communications Inc. Class A	40,285	196,591
Lee Enterprises Inc.(b)	43,575	152,513
LodgeNet Interactive Corp.(a)(b)	31,240	63,417
Media General Inc. Class A(b)	19,941	247,867
New Frontier Media Inc.	24,367	57,993
Nexstar Broadcasting Group Inc. Class A(a)	17,873	39,678
Outdoor Channel Holdings Inc.(a)	20,386	179,397
Playboy Enterprises Inc. Class B(a)	22,565	88,906
PRIMEDIA Inc.	31,822	77,327
Private Media Group Inc.(a)(b)	13,714	19,885
Radio One Inc. Class D(a)(b)	88,719	66,539
Saga Communications Inc.(a)	16,406	93,514
Salem Communications Corp. Class A(a)	9,120	11,400
Spanish Broadcasting System Inc. Class A(a)	86,405	32,834
WorldSpace Inc. Class A(a)(b)	15,601	20,281

		3,218,728
METAL FABRICATE & HARDWARE—0.71%
Ampco-Pittsburgh Corp.	7,326	189,743
Dynamic Materials Corp.	10,820	251,132
Hawk Corp. Class A(a)	8,243	165,932
L.B. Foster Co. Class A(a)	10,221	310,923
Ladish Co. Inc.(a)	12,684	256,851
NN Inc.	19,290	247,877

Northwest Pipe Co.(a)	10,750	468,915

1,891,373

MINING—0.38%
Allied Nevada Gold Corp.(a)	50,961	291,497
Apex Silver Mines Ltd.(a)	63,089	108,513
Horsehead Holding Corp.(a)	32,483	191,650
Metalline Mining Co.(a)(b)	31,530	25,224
U.S. Energy Corp.(a)	40,217	104,162
Uranerz Energy Corp.(a)(b)	45,932	57,415
Uranium Energy Corp.(a)(b)	62,978	59,829
Uranium Resources Inc.(a)	49,299	83,315
US Gold Corp.(a)	74,790	98,723

		1,020,328
OIL & GAS—2.01%
Abraxas Petroleum Corp.(a)	39,861	104,037
Adams Resources & Energy Inc.	5,374	122,420
American Oil & Gas Inc.(a)	41,648	108,701
Approach Resources Inc.(a)	7,774	112,412
BMB Munai Inc.(a)(b)	38,408	159,393
Bronco Drilling Co. Inc.(a)	23,670	241,907
Callon Petroleum Co.(a)	20,306	366,117
Cano Petroleum Inc.(a)	34,639	80,016
Cheniere Energy Inc.(a)	40,526	91,184
Crusader Energy Group Inc.(a)	28,572	88,573
Double Eagle Petroleum Co.(a)	11,389	162,635
Dune Energy Inc.(a)(b)	42,471	31,429
Edge Petroleum Corp.(a)	39,074	69,942
Endeavour International Corp.(a)	111,996	147,835
Energy Partners Ltd.(a)	27,399	237,549
Evolution Petroleum Corp.(a)	16,159	46,861
FX Energy Inc.(a)	34,158	254,136
Gasco Energy Inc.(a)(b)	90,465	164,646
GeoGlobal Resources Inc.(a)(b)	32,849	82,779
GeoMet Inc.(a)	17,488	95,135
GeoPetro Resources Co.(a)	48,993	112,194
GeoResources Inc.(a)	8,354	95,737
Harvest Natural Resources Inc.(a)	31,917	323,000
Houston American Energy Corp.	12,939	81,774
Meridian Resource Corp. (The)(a)	69,241	127,403
Northern Oil and Gas Inc.(a)	19,057	154,933
Panhandle Oil and Gas Inc.	8,143	233,134
Petro Resources Corp.(a)	55,943	69,929
Pinnacle Gas Resources Inc.(a)	47,188	59,457
Quest Resource Corp.(a)	38,575	102,610
RAM Energy Resources Inc.(a)	49,932	144,303
SulphCo Inc.(a)(b)	57,223	115,018
Tengasco Inc.(a)	48,802	49,290
Toreador Resources Corp.(a)	13,696	123,127
Tri-Valley Corp.(a)(b)	22,593	143,240
TXCO Resources Inc.(a)	30,514	306,361
VAALCO Energy Inc.(a)	50,551	345,769

		5,354,986
OIL & GAS SERVICES—0.95%
Allis-Chalmers Energy Inc.(a)(b)	24,391	308,546
Boots & Coots International Well Control Inc.(a)	51,221	98,857
Dawson Geophysical Co.(a)	6,605	308,387
Flotek Industries Inc.(a)(b)	19,785	217,635
Geokinetics Inc.(a)	5,727	108,813
Gulf Island Fabrication Inc.	10,475	361,073
Mitcham Industries Inc.(a)	9,390	94,745
Natural Gas Services Group Inc.(a)	10,647	186,003
Omni Energy Services Corp.(a)	19,540	62,919

Particle Drilling Technologies Inc.(a)	34,888	7,326
Superior Well Services Inc.(a)	14,405	364,591
TGC Industries Inc.(a)	10,889	57,276
Trico Marine Services Inc.(a)(b)	10,642	181,765
Union Drilling Inc.(a)	15,737	166,655

		2,524,591
PACKAGING & CONTAINERS—0.12%
AEP Industries Inc.(a)	7,047	140,940
Astronics Corp.(a)	7,167	161,616
Chesapeake Corp.(a)	34,087	22,838

		325,394
PHARMACEUTICALS—5.30%
ACADIA Pharmaceuticals Inc.(a)	34,681	92,945
Accelrys Inc.(a)	29,887	164,080
Achillion Pharmaceuticals Inc.(a)	11,633	15,123
Adolor Corp.(a)	45,263	156,157
Advanced Life Sciences Holdings Inc.(a)	35,421	28,691
Akorn Inc.(a)(b)	55,187	283,109
Alexza Pharmaceuticals Inc.(a)	32,883	162,442
Allos Therapeutics Inc.(a)	48,932	362,586
Altus Pharmaceuticals Inc.(a)(b)	25,252	28,030
Anadys Pharmaceuticals Inc.(a)	29,614	78,477
Anika Therapeutics Inc.(a)	14,905	107,763
Animal Health International Inc.(a)	16,361	134,815
Antigenics Inc.(a)(b)	83,907	132,573
Ardea Biosciences Inc.(a)	13,709	189,595
Array BioPharma Inc.(a)	45,270	347,674
AVANIR Pharmaceuticals Class A(a)	40,409	23,437
AVI BioPharma Inc.(a)	53,408	64,624
Biodel Inc.(a)	10,883	36,458
BioForm Medical Inc.(a)	25,933	101,657
BioScrip Inc.(a)	51,075	152,204
BioSphere Medical Inc.(a)	13,833	48,416
Cadence Pharmaceuticals Inc.(a)	17,276	153,411
Caraco Pharmaceutical Laboratories Ltd.(a)	9,273	116,005
Chelsea Therapeutics International(a)	23,973	77,912
CombinatoRX Inc.(a)	30,803	99,494
Cyclacel Pharmaceuticals Inc.(a)	24,706	27,177
Cypress Bioscience Inc.(a)	35,006	257,294
Dendreon Corp.(a)(b)	83,053	474,233
Depomed Inc.(a)	55,968	204,283
Discovery Laboratories Inc.(a)	88,360	165,233
DURECT Corp.(a)	70,326	393,826
Dyax Corp.(a)	59,504	261,818
Dynavax Technologies Corp.(a)	35,971	52,158
Emergent BioSolutions Inc.(a)	13,047	170,785
Emisphere Technologies Inc.(a)	32,198	63,752
Generex Biotechnology Corp.(a)(b)	295,062	135,758
Hi-Tech Pharmacal Co. Inc.(a)	12,693	124,645
Idenix Pharmaceuticals Inc.(a)	24,922	180,186
I-Flow Corp.(a)	19,897	185,241
Indevus Pharmaceuticals Inc.(a)	77,748	260,456
Infinity Pharmaceuticals Inc.(a)	17,379	134,687
Inspire Pharmaceuticals Inc.(a)	48,254	172,267
Integrated BioPharma Inc.(a)	13,804	9,663
Introgen Therapeutics Inc.(a)(b)	54,645	37,159
ISTA Pharmaceuticals Inc.(a)	25,650	40,784
Javelin Pharmaceuticals Inc.(a)	45,218	117,567
La Jolla Pharmaceutical Co.(a)	18,010	20,171
Ligand Pharmaceuticals Inc. Class B(a)	70,756	208,730
Mannatech Inc.(b)	12,601	50,404

MannKind Corp.(a)(b)	50,524	195,023
Matrixx Initiatives Inc.(a)	12,339	221,979
MiddleBrook Pharmaceuticals Inc.(a)	38,785	58,178
Nabi Biopharmaceuticals(a)	54,149	252,334
Neogen Corp.(a)	14,628	412,217
Neurocrine Biosciences Inc.(a)	31,843	149,344
NexMed Inc.(a)(b)	88,286	10,612
Noven Pharmaceuticals Inc.(a)	21,122	246,705
NPS Pharmaceuticals Inc.(a)	41,793	298,402
Nutraceutical International Corp.(a)	10,208	112,798
Obagi Medical Products Inc.(a)	16,666	166,327
Omega Protein Corp.(a)	16,770	197,215
Osiris Therapeutics Inc.(a)(b)	14,759	284,701
Pain Therapeutics Inc.(a)(b)	31,046	303,319
Penwest Pharmaceuticals Co.(a)	39,683	81,747
PetMed Express Inc.(a)	21,725	341,083
Pharmacopeia Inc.(a)	35,147	52,369
Pharmasset Inc.(a)	15,598	311,180
Poniard Pharmaceuticals Inc.(a)	21,011	89,717
POZEN Inc.(a)(b)	24,116	253,459
Progenics Pharmaceuticals Inc.(a)	23,515	312,985
Questcor Pharmaceuticals Inc.(a)	62,433	458,883
Reliv International Inc.	21,929	110,741
Repros Therapeutics Inc.(a)	12,207	86,792
Salix Pharmaceuticals Ltd.(a)(b)	44,516	285,348
Santarus Inc.(a)	58,440	118,633
Schiff Nutrition International Inc.(a)	13,606	92,929
SCOLR Pharma Inc.(a)	42,950	34,360
SIGA Technologies Inc.(a)	26,030	97,613
Somaxon Pharmaceuticals Inc.(a)	19,289	60,760
Spectrum Pharmaceuticals Inc.(a)	34,390	48,490
Star Scientific Inc.(a)	71,025	252,849
Sucampo Pharmaceuticals Inc.(a)	10,478	89,377
Synta Pharmaceuticals Corp.(a)(b)	20,660	157,429
Theragenics Corp.(a)	45,077	140,640
Titan Pharmaceuticals Inc.(a)	101,644	21,854
Trimeris Inc.	15,851	62,136
Trubion Pharmaceuticals Inc.(a)	6,252	20,757
USANA Health Sciences Inc.(a)(b)	5,245	214,993
Vanda Pharmaceuticals Inc.(a)	13,550	13,279
VIVUS Inc.(a)	62,741	498,164

		14,123,676
REAL ESTATE—0.55%
Avatar Holdings Inc.(a)(b)	5,290	174,570
California Coastal Communities Inc.(a)	11,981	26,119
Consolidated-Tomoka Land Co.	6,093	263,157
Grubb & Ellis Co.	28,191	76,116
HFF Inc. Class A(a)	19,079	76,316
Hilltop Holdings Inc.(a)	36,874	380,540
HouseValues Inc.(a)	30,700	81,355
Thomas Properties Group Inc.	27,119	273,902
ZipRealty Inc.(a)	26,070	106,366

		1,458,441
REAL ESTATE INVESTMENT TRUSTS—3.07%
Agree Realty Corp.	19,476	557,014
Alesco Financial Inc.(b)	42,372	38,135
American Capital Agency Corp.(b)	11,923	206,506
AmREIT Class A(b)	28,573	192,868
Anworth Mortgage Asset Corp.	56,475	334,332
Arbor Realty Trust Inc.(b)	15,107	151,070
Associated Estates Realty Corp.	14,136	184,192

CapLease Inc.	56,487	447,942
CBRE Realty Finance Inc.	42,743	57,703
Cedar Shopping Centers Inc.	41,863	553,429
Chimera Investment Corp.	25,046	155,536
Cogdell Spencer Inc.	16,327	261,885
Crystal River Capital Inc.(b)	18,557	37,485
Education Realty Trust Inc.	28,644	317,376
First Potomac Realty Trust	22,891	393,496
Gladstone Commercial Corp.	32,893	498,000
Hersha Hospitality Trust	51,807	385,444
Impac Mortgage Holdings Inc.(a)	41,073	9,858
Investors Real Estate Trust	38,554	431,419
JER Investors Trust Inc.(b)	14,913	71,881
Kite Realty Group Trust	14,161	155,771
Mission West Properties Inc.	20,874	203,313
Monmouth Real Estate Investment Corp. Class A	38,143	297,134
One Liberty Properties Inc.	24,092	425,706
PMC Commercial Trust	15,816	115,457
Ramco-Gershenson Properties Trust	16,168	362,487
Sun Communities Inc.	14,895	295,070
Universal Health Realty Income Trust	17,520	681,528
Urstadt Biddle Properties Inc. Class A	14,069	263,794
Vestin Realty Mortgage II Inc.	23,657	92,026

		8,177,857
RETAIL—4.08%
A.C. Moore Arts & Crafts Inc.(a)	21,011	131,739
AFC Enterprises Inc.(a)	24,094	174,922
Allion Healthcare Inc.(a)	20,320	120,904
America’s Car-Mart Inc.(a)	11,245	209,045
Big 5 Sporting Goods Corp.	22,636	233,604
BJ’s Restaurants Inc.(a)	16,559	197,714
Books-A-Million Inc.	14,550	72,750
Borders Group Inc.	50,866	333,681
Buffalo Wild Wings Inc.(a)(b)	14,841	597,202
Build-A-Bear Workshop Inc.(a)	15,849	115,381
Cache Inc.(a)	9,612	66,034
California Pizza Kitchen Inc.(a)	21,986	282,960
Casual Male Retail Group Inc.(a)	37,801	148,558
Charlotte Russe Holding Inc.(a)	19,327	198,102
Christopher & Banks Corp.	30,037	230,384
Citi Trends Inc.(a)	12,923	210,516
Conn’s Inc.(a)(b)	8,477	158,605
Cosi Inc.(a)	36,747	72,392
Cost Plus Inc.(a)(b)	27,073	52,792
dELiA*s Inc.(a)	19,525	56,232
Denny’s Corp.(a)	85,333	220,159
Design Within Reach Inc.(a)	23,495	76,359
Duckwall-ALCO Stores Inc.(a)	446	6,561
Eddie Bauer Holdings Inc.(a)	35,407	189,427
EZCORP Inc.(a)	34,211	643,167
Famous Dave’s of America Inc.(a)	12,807	76,970
FGX International Holdings Ltd.(a)	14,897	164,910
Finish Line Inc. (The) Class A	36,807	367,702
Fred’s Inc.	34,762	494,316
Hastings Entertainment Inc.(a)	10,410	60,274
Haverty Furniture Companies Inc.	16,816	192,375
hhgregg Inc.(a)	13,843	134,969
Hot Topic Inc.(a)	39,822	263,223
Jamba Inc.(a)(b)	72,046	64,841
Kenneth Cole Productions Inc. Class A	7,411	108,942
Kona Grill Inc.(a)	4,805	28,205
Krispy Kreme Doughnuts Inc.(a)(b)	51,247	169,115

Landry’s Restaurants Inc.(b)	11,416	177,519
Lithia Motors Inc. Class A	19,092	82,287
Luby’s Inc.(a)	23,636	190,033
MarineMax Inc.(a)	13,316	96,275
McCormick & Schmick’s Seafood Restaurants Inc.(a)	17,239	167,908
Mothers Work Inc.(a)	4,580	63,570
Nathan’s Famous Inc.(a)	7,767	123,573
O’Charley’s Inc.	20,501	179,384
Pantry Inc. (The)(a)	20,004	423,885
PC Mall Inc.(a)	10,723	73,238
Retail Ventures Inc.(a)	29,031	113,221
Rex Stores Corp.(a)	9,222	106,514
Rubio’s Restaurants Inc.(a)	15,803	91,183
Ruby Tuesday Inc.(a)	43,292	250,661
Ruth’s Hospitality Group Inc.(a)(b)	23,742	93,306
Shoe Carnival Inc.(a)	8,125	133,088
Sport Supply Group Inc.	11,747	129,217
Steak n Shake Co. (The)(a)	28,004	243,075
Stein Mart Inc.	19,587	76,585
Susser Holdings Corp.(a)	10,888	163,973
Talbots Inc. (The)(b)	21,116	276,620
Titan Machinery Inc.(a)	6,562	136,555
Tuesday Morning Corp.(a)	30,029	124,020
West Marine Inc.(a)	22,467	133,903
Wet Seal Inc. Class A(a)	82,175	298,295

		10,872,920
SAVINGS & LOANS—2.91%
Abington Bancorp Inc.	32,973	333,687
American Bancorp of New Jersey	20,152	200,915
BankAtlantic Bancorp Inc. Class A	10,801	88,570
BankFinancial Corp.	22,181	325,617
Berkshire Hills Bancorp Inc.	14,194	454,208
Beverly Hills Bancorp Inc.	20,754	25,320
Cape Bancorp. Inc.(a)	25,550	236,338
CFS Bancorp Inc.	33,359	308,571
Citizens First Bancorp Inc.	11,978	64,082
Danvers Bancorp Inc.	23,560	300,390
Essa Bancorp Inc.	30,040	417,556
First Financial Holdings Inc.	13,805	361,415
First Financial Northwest Inc.	30,012	309,724
First Place Financial Corp.	17,281	222,061
FirstFed Financial Corp.(a)(b)	13,456	105,495
Flagstar Bancorp Inc.	39,291	117,087
Flushing Financial Corp.	19,455	340,463
Guaranty Financial Group Inc.(a)(b)	35,314	139,490
Legacy Bancorp Inc.	17,983	242,771
OceanFirst Financial Corp.	14,046	254,514
Provident New York Bancorp	41,170	544,267
Rockville Financial Inc.	15,137	238,408
TierOne Corp.	16,090	82,542
United Community Financial Corp.	33,598	167,990
United Financial Bancorp Inc.	29,778	442,203
ViewPoint Financial Group	16,188	283,290
Westfield Financial Inc.	40,806	420,302
Willow Financial Bancorp Inc.	28,426	259,814
WSFS Financial Corp.	7,942	476,520

		7,763,610
SEMICONDUCTORS—2.78%
Actel Corp.(a)	22,231	277,443
Advanced Analogic Technologies Inc.(a)	41,198	191,571
Amtech Systems Inc.(a)	11,139	103,704

Asyst Technologies Inc.(a)	44,846	107,630
AuthenTec Inc.(a)	5,069	10,898
AXT Inc.(a)	30,019	56,436
Bookham Inc.(a)	100,803	113,907
Cascade Microtech Inc.(a)	8,871	37,524
Catalyst Semiconductor Inc.(a)	27,813	124,880
CEVA Inc.(a)	21,642	179,629
Cirrus Logic Inc.(a)	55,898	304,644
Cohu Inc.	20,072	317,539
DSP Group Inc.(a)	22,412	171,452
EMCORE Corp.(a)(b)	62,907	310,761
Exar Corp.(a)	30,809	235,997
FSI International Inc.(a)	34,834	25,777
Ikanos Communications Inc.(a)	24,954	49,409
Integrated Silicon Solution Inc.(a)	27,263	62,978
IXYS Corp.(a)	22,473	204,280
Kopin Corp.(a)	66,032	206,020
Kulicke and Soffa Industries Inc.(a)	46,806	211,095
Lattice Semiconductor Corp.(a)	99,453	204,873
Leadis Technology Inc.(a)	34,551	25,222
LTX-Credence Corp.(a)	135,186	235,224
Mattson Technology Inc.(a)	45,699	216,156
Microtune Inc.(a)	46,325	124,151
MIPS Technologies Inc. Class A(a)	39,224	137,676
MoSys Inc.(a)	32,195	136,507
Nanometrics Inc.(a)	12,873	27,162
Pericom Semiconductor Corp.(a)	21,243	223,052
Photronics Inc.(a)	36,159	67,979
PLX Technology Inc.(a)	25,208	129,065
QuickLogic Corp.(a)	27,511	28,611
Richardson Electronics Ltd.	20,438	126,716
Rubicon Technology Inc.(a)	11,764	84,936
Rudolph Technologies Inc.(a)	25,102	210,355
Semitool Inc.(a)	23,600	193,048
Supertex Inc.(a)	9,566	269,379
Techwell Inc.(a)	15,456	145,750
Transmeta Corp.(a)	11,997	194,471
Ultra Clean Holdings Inc.(a)	20,777	104,716
Ultratech Inc.(a)	22,524	272,540
Veeco Instruments Inc.(a)	27,502	407,305
Virage Logic Corp.(a)	19,469	114,867
Volterra Semiconductor Corp.(a)	22,820	290,499
White Electronic Designs Corp.(a)	25,074	125,370

		7,399,204
SOFTWARE—2.62%
Actuate Corp.(a)	54,617	191,160
American Software Inc. Class A	21,514	117,251
AMICAS Inc.(a)	60,692	145,661
Borland Software Corp.(a)	65,163	99,699
Bottomline Technologies Inc.(a)	21,765	226,356
Callidus Software Inc.(a)	33,675	133,353
Captaris Inc.(a)	32,427	149,488
Computer Programs and Systems Inc.	10,236	296,332
Convera Corp. Class A(a)(b)	24,373	26,079
DemandTec Inc.(a)	19,884	179,155
Digi International Inc.(a)	24,128	246,106
DivX Inc.(a)	24,719	159,932
DMRC Corp.(c)	6,298	73,403
Double-Take Software Inc.(a)	16,301	162,195
Emageon Inc.(a)	19,455	42,217
EPIQ Systems Inc.(a)	30,625	416,500
FalconStor Software Inc.(a)	37,903	203,160

GSE Systems Inc.(a)	18,695	130,865
infoGROUP Inc.	30,355	200,647
Interactive Intelligence Inc.(a)	13,227	119,308
MGT Capital Investments Inc.(a)	24,125	36,188
MoneyGram International Inc.	45,798	65,033
Monotype Imaging Holdings Inc.(a)	13,920	154,930
MSC Software Corp.(a)	40,307	431,285
NaviSite Inc.(a)	24,813	49,626
Omnicell Inc.(a)	29,408	386,715
OpenTV Corp. Class A(a)	71,559	100,898
OPNET Technologies Inc.(a)	14,911	181,616
PDF Solutions Inc.(a)	22,163	115,248
Pegasystems Inc.	12,751	164,615
Phoenix Technologies Ltd.(a)	26,356	210,584
PLATO Learning Inc.(a)	30,016	85,245
Quadramed Corp.(a)	9,094	74,935
Schawk Inc.	12,949	195,789
SeaChange International Inc.(a)	30,555	295,161
Smith Micro Software Inc.(a)	27,243	193,425
Softbrands Inc.(a)	43,926	41,290
SourceForge Inc.(a)	77,313	105,146
Taleo Corp. Class A(a)	20,391	405,577
Trident Microsystems Inc.(a)	54,704	131,290
Unica Corp.(a)	14,916	116,941
Versant Corp.(a)	4,231	81,912
Wireless Ronin Technologies Inc.(a)	20,012	47,629

		6,989,945
TELECOMMUNICATIONS—3.97%
Adaptec Inc.(a)	116,043	380,621
Airvana Inc.(a)	25,529	150,366
Alaska Communications Systems Group Inc.	40,600	496,538
Anaren Inc.(a)	15,107	153,336
Applied Signal Technology Inc.	15,250	265,045
Atlantic Tele-Network Inc.	8,658	242,424
Avanex Corp.(a)	12,764	59,736
Aware Inc.(a)	22,169	68,724
BigBand Networks Inc.(a)	33,757	124,563
CalAmp Corp.(a)	22,111	29,187
Consolidated Communications Holdings Inc.	28,389	428,106
CPI International Inc.(a)	11,890	172,167
D&E Communications Inc.	16,711	126,168
Ditech Networks Inc.(a)	31,609	37,615
EFJohnson Technologies Inc.(a)	24,393	30,491
8x8 Inc.(a)(b)	61,219	52,036
EMS Technologies Inc.(a)	14,786	329,876
Endwave Corp.(a)	9,516	47,770
Extreme Networks Inc.(a)	108,124	364,378
FiberTower Corp.(a)	129,116	178,180
General Communication Inc. Class A(a)	39,828	368,807
GeoEye Inc.(a)	16,077	355,784
Globalstar Inc.(a)	43,890	74,613
Globecomm Systems Inc.(a)	23,648	206,684
Hickory Tech Corp.	25,227	146,569
Hypercom Corp.(a)	47,191	187,820
I.D. Systems Inc.(a)	9,627	85,199
IDT Corp. Class B(a)	68,675	50,820
Iowa Telecommunications Services Inc.	28,298	528,607
iPCS Inc.(a)	16,198	360,729
Knology Inc.(a)	26,899	217,075
KVH Industries Inc.(a)	22,073	202,851
Loral Space & Communications Inc.(a)	10,477	154,745
MRV Communications Inc.(a)	150,148	175,673

Network Equipment Technologies Inc.(a)	26,266	89,830
Neutral Tandem Inc.(a)	15,882	294,452
Newport Corp.(a)	33,576	361,949
NMS Communications Corp.(a)	56,632	27,750
Novatel Wireless Inc.(a)(b)	28,089	170,219
Occam Networks Inc.(a)	29,011	116,044
Oplink Communications Inc.(a)	21,447	258,865
Opnext Inc.(a)	18,318	84,080
ORBCOMM Inc.(a)(b)	31,456	155,078
ParkerVision Inc.(a)(b)	22,839	228,390
Procera Networks Inc.(a)	91,041	78,295
Shenandoah Telecommunications Co.	21,147	466,714
ShoreTel Inc.(a)	46,418	266,439
Soapstone Networks Inc.(a)	18,004	60,313
SureWest Communications	13,523	137,935
Switch & Data Facilities Co. Inc.(a)	17,960	223,602
Symmetricom Inc.(a)	40,887	203,208
Telular Corp.(a)	33,503	80,742
TerreStar Corp.(a)	58,945	58,945
Tollgrade Communications Inc.(a)	14,020	58,884
USA Mobility Inc.(a)	20,124	221,364
Vonage Holdings Corp.(a)(b)	42,693	42,693
Westell Technologies Inc. Class A(a)	66,115	46,942

		10,586,036
TEXTILES—0.04%
Dixie Group Inc.(a)	16,084	118,217

		118,217
TOYS, GAMES & HOBBIES—0.12%
RC2 Corp.(a)	15,704	314,080

		314,080
TRANSPORTATION—1.38%
Air Transport Services Group Inc.(a)	80,357	59,464
Arlington Tankers Ltd.	15,821	243,327
Celadon Group Inc.(a)	21,685	248,727
Covenant Transportation Group Class A(a)	14,171	40,812
DHT Maritime Inc.	35,658	239,622
Dynamex Inc.(a)	13,539	385,320
Frozen Food Express Industries Inc.	20,190	109,228
Horizon Lines Inc. Class A	26,286	259,443
International Shipholding Corp.(a)	3,487	76,365
Knightsbridge Tankers Ltd.	15,207	402,529
Marten Transport Ltd.(a)	15,152	295,616
PHI Inc.(a)	14,272	527,065
Saia Inc.(a)	14,173	188,217
Teekay Tankers Ltd. Class A	13,091	221,631
Universal Truckload Services Inc.(a)	9,099	221,652
USA Truck Inc.(a)	9,950	158,703

		3,677,721
TRUCKING & LEASING—0.11%
Greenbrier Companies Inc. (The)	14,366	280,281

		280,281
WATER—0.98%
American States Water Co.	13,953	537,191
Connecticut Water Service Inc.	19,407	561,833
Consolidated Water Co. Ltd.	13,412	228,272
Middlesex Water Co.	22,112	386,297
Pure Cycle Corp.(a)	21,379	122,929
SJW Corp.	13,716	411,069

Southwest Water Co.	29,149	371,650

		2,619,241

TOTAL COMMON STOCKS
(Cost: $365,534,237)		265,846,195

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(c)	21,276	2

		2

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.88%

MONEY MARKET FUNDS—5.88%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	266,880	266,880
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	15,411,874	15,411,874

		15,678,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,678,754)		15,678,754

TOTAL INVESTMENTS IN SECURITIES—105.68%
(Cost: $381,212,991)		281,524,951
Other Assets, Less Liabilities—(5.68)%		(15,141,104)

NET ASSETS—100.00%		$266,383,847

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.20%
Clear Channel Outdoor Holdings Inc. Class A(a)	49,776	$680,936
Interpublic Group of Companies Inc. (The)(a)	587,149	4,550,405
Lamar Advertising Co. Class A(a)(b)	96,059	2,967,263

		8,198,604
AEROSPACE & DEFENSE—1.05%
Alliant Techsystems Inc.(a)(b)	40,961	3,847,876
BE Aerospace Inc.(a)	123,226	1,950,668
DRS Technologies Inc.	51,666	3,965,365
Goodrich Corp.	156,038	6,491,181
L-3 Communications Holdings Inc.	152,935	15,036,569
Rockwell Collins Inc.	200,125	9,624,011
Spirit AeroSystems Holdings Inc. Class A(a)	131,021	2,105,507

		43,021,177
AGRICULTURE—0.91%
Bunge Ltd.	151,593	9,577,646
Lorillard Inc.	216,782	15,424,039
UST Inc.	184,139	12,252,609

		37,254,294
AIRLINES—0.61%
AMR Corp.(a)	311,722	3,061,110
Continental Airlines Inc. Class B(a)	137,676	2,296,436
Copa Holdings SA Class A	36,835	1,197,137
Delta Air Lines Inc.(a)(b)	366,331	2,729,166
Northwest Airlines Corp.(a)	304,856	2,752,850
Southwest Airlines Co.	912,549	13,241,086

		25,277,785
APPAREL—0.86%
Coach Inc.(a)	425,808	10,662,232
Guess? Inc.	75,395	2,622,992
Hanesbrands Inc.(a)	117,713	2,560,258
Jones Apparel Group Inc.	108,585	2,009,908
Liz Claiborne Inc.	118,856	1,952,804
Phillips-Van Heusen Corp.	64,350	2,439,508
Polo Ralph Lauren Corp.	69,732	4,646,940
VF Corp.	108,816	8,412,565

		35,307,207
AUTO MANUFACTURERS—0.51%
Ford Motor Co.(a)(b)	2,703,681	14,059,141
General Motors Corp.(b)	605,982	5,726,530
Oshkosh Corp.	92,119	1,212,286

		20,997,957

AUTO PARTS & EQUIPMENT—0.40%
Autoliv Inc.	90,558	3,056,332
BorgWarner Inc.	144,473	4,734,380
Federal Mogul Corp. Class A(a)	27,992	351,300
Goodyear Tire & Rubber Co. (The)(a)	299,227	4,581,165
TRW Automotive Holdings Corp.(a)	62,145	988,727
WABCO Holdings Inc.	81,968	2,913,143

		16,625,047
BANKS—3.11%
Associated Banc-Corp.	159,102	3,174,085
BancorpSouth Inc.	103,189	2,902,707
Bank of Hawaii Corp.	59,843	3,198,608
BOK Financial Corp.	27,566	1,334,470
City National Corp.	50,189	2,725,263
Comerica Inc.	187,354	6,143,338
Commerce Bancshares Inc.	73,712	3,420,237
Cullen/Frost Bankers Inc.	73,282	4,396,920
Discover Financial Services LLC	597,192	8,253,193
Fifth Third Bancorp	626,721	7,457,980
First Citizens BancShares Inc. Class A	7,581	1,356,999
First Horizon National Corp.(b)	250,698	2,346,533
Fulton Financial Corp.	217,928	2,377,594
Huntington Bancshares Inc.	457,475	3,655,225
KeyCorp	614,177	7,333,273
M&T Bank Corp.(b)	82,023	7,320,553
Marshall & Ilsley Corp.	322,718	6,502,768
National City Corp.(b)	947,135	1,657,486
Northern Trust Corp.	274,374	19,809,803
Popular Inc.(b)	351,591	2,914,689
Regions Financial Corp.	865,329	8,307,158
Synovus Financial Corp.	351,113	3,634,020
TCF Financial Corp.	158,389	2,851,002
Valley National Bancorp	167,342	3,507,488
Webster Financial Corp.	65,951	1,665,263
Whitney Holding Corp.	80,437	1,950,597
Wilmington Trust Corp.(b)	84,174	2,426,736
Zions Bancorporation(b)	133,586	5,169,778

		127,793,766
BEVERAGES—1.06%
Brown-Forman Corp. Class B	103,889	7,460,269
Coca-Cola Enterprises Inc.	397,425	6,664,817
Constellation Brands Inc. Class A(a)	230,213	4,940,371
Dr. Pepper Snapple Group Inc.(a)	316,191	8,372,738
Hansen Natural Corp.(a)(b)	90,901	2,749,755
Molson Coors Brewing Co. Class B	144,272	6,744,716
Pepsi Bottling Group Inc.	170,731	4,980,223
PepsiAmericas Inc.	71,667	1,484,940

		43,397,829
BIOTECHNOLOGY—0.65%
Abraxis BioScience Inc.(a)	8,726	601,745
Charles River Laboratories International Inc.(a)	84,662	4,701,281
Illumina Inc.(a)(b)	152,560	6,183,257
Invitrogen Corp.(a)(b)	111,335	4,208,463
Millipore Corp.(a)	68,564	4,717,203
Vertex Pharmaceuticals Inc.(a)	186,558	6,201,188

		26,613,137

BUILDING MATERIALS—0.54%
Armstrong World Industries Inc.	25,467	735,996
Eagle Materials Inc.	53,647	1,200,083
Lennox International Inc.	58,557	1,948,191
Martin Marietta Materials Inc.(b)	51,415	5,757,452
Masco Corp.	451,128	8,093,236
Owens Corning(a)	95,811	2,290,841
USG Corp.(a)	84,362	2,159,667

		22,185,466
CHEMICALS—2.66%
Airgas Inc.	102,959	5,111,914
Albemarle Corp.	113,946	3,514,095
Ashland Inc.	78,582	2,297,738
Cabot Corp.	80,663	2,563,470
Celanese Corp. Class A	188,507	5,261,230
CF Industries Holdings Inc.	70,173	6,418,023
Chemtura Corp.	299,314	1,364,872
Cytec Industries Inc.	59,531	2,316,351
Eastman Chemical Co.	94,875	5,223,817
Ecolab Inc.	217,230	10,540,000
FMC Corp.	92,989	4,778,705
Huntsman Corp.	203,287	2,561,416
International Flavors & Fragrances Inc.	100,289	3,957,404
Intrepid Potash Inc.(a)	42,648	1,285,411
Lubrizol Corp.	84,946	3,664,570
PPG Industries Inc.	204,685	11,937,229
Rohm and Haas Co.	164,946	11,546,220
RPM International Inc.	160,555	3,105,134
Sherwin-Williams Co. (The)	125,575	7,177,867
Sigma-Aldrich Corp.	160,672	8,422,426
Terra Industries Inc.	113,706	3,342,956
Valhi Inc.	7,214	129,852
Valspar Corp. (The)	125,273	2,792,335

		109,313,035
COAL—0.71%
Alpha Natural Resources Inc.(a)	87,340	4,491,896
Arch Coal Inc.	179,383	5,899,907
CONSOL Energy Inc.	228,001	10,462,966
Foundation Coal Holdings Inc.	56,572	2,012,832
Massey Energy Co.	100,146	3,572,208
Patriot Coal Corp.(a)	96,274	2,796,760

		29,236,569
COMMERCIAL SERVICES—2.99%
Alliance Data Systems Corp.(a)	84,052	5,327,216
Apollo Group Inc. Class A(a)	158,580	9,403,794
Avis Budget Group Inc.(a)	124,929	717,092
Career Education Corp.(a)(b)	110,775	1,811,171
Convergys Corp.(a)	154,893	2,289,319
Corporate Executive Board Co. (The)	42,014	1,312,937
Corrections Corp. of America(a)	155,841	3,872,649
DeVry Inc.	76,378	3,783,766
Equifax Inc.	160,987	5,546,002
FTI Consulting Inc.(a)	62,436	4,510,377
Genpact Ltd.(a)(b)	75,377	783,167
H&R Block Inc.	404,981	9,213,318
Hertz Global Holdings Inc.(a)	402,616	3,047,803
Hewitt Associates Inc. Class A(a)	121,190	4,416,164
Hillenbrand Inc.	77,199	1,556,332

Iron Mountain Inc.(a)	223,511	5,455,904
ITT Educational Services Inc.(a)(b)	48,407	3,916,610
Lender Processing Services Inc.	121,127	3,696,796
Manpower Inc.	98,889	4,268,049
Monster Worldwide Inc.(a)(b)	149,706	2,232,116
Moody’s Corp.(b)	245,610	8,350,740
Morningstar Inc.(a)	19,912	1,104,519
Pharmaceutical Product Development Inc.	132,912	5,495,911
Quanta Services Inc.(a)	214,317	5,788,702
R.R. Donnelley & Sons Co.	264,953	6,499,297
Robert Half International Inc.	177,918	4,403,470
SAIC Inc.(a)	229,735	4,647,539
Service Corp. International	326,203	2,727,057
Strayer Education Inc.	17,772	3,559,021
Ticketmaster Entertainment Inc.(a)	45,560	488,859
Tree.com Inc.(a)	7,651	36,878
United Rentals Inc.(a)	74,120	1,129,589
Weight Watchers International Inc.	45,289	1,657,577

		123,049,741
COMPUTERS—2.16%
Affiliated Computer Services Inc. Class A(a)	111,700	5,655,371
Brocade Communications Systems Inc.(a)	469,492	2,732,443
Cadence Design Systems Inc.(a)	323,172	2,184,643
Cognizant Technology Solutions Corp.(a)	360,600	8,232,498
Computer Sciences Corp.(a)	188,349	7,569,746
Diebold Inc.	82,217	2,722,205
DST Systems Inc.(a)(b)	55,781	3,123,178
FactSet Research Systems Inc.	53,348	2,787,433
IHS Inc. Class A(a)	53,987	2,571,941
Lexmark International Inc. Class A(a)(b)	109,312	3,560,292
NCR Corp.(a)	208,353	4,594,184
NetApp Inc.(a)(b)	427,654	7,796,132
SanDisk Corp.(a)	280,023	5,474,450
Seagate Technology	603,343	7,312,517
Sun Microsystems Inc.(a)	973,441	7,398,152
Synopsys Inc.(a)	176,823	3,527,619
Teradata Corp.(a)	223,477	4,357,801
Unisys Corp.(a)	440,246	1,210,676
Western Digital Corp.(a)	276,164	5,887,816

		88,699,097
COSMETICS & PERSONAL CARE—0.78%
Alberto-Culver Co.	109,476	2,982,126
Avon Products Inc.	531,665	22,101,311
Bare Escentuals Inc.(a)(b)	75,051	815,804
Estee Lauder Companies Inc. (The) Class A	121,752	6,076,642

		31,975,883
DISTRIBUTION & WHOLESALE—0.89%
Central European Distribution Corp.(a)	50,931	2,312,777
Fastenal Co.	161,052	7,954,358
Genuine Parts Co.	204,201	8,210,922
Ingram Micro Inc. Class A(a)	209,496	3,366,601
LKQ Corp.(a)	169,275	2,872,597
Tech Data Corp.(a)	65,358	1,950,936
W.W. Grainger Inc.	95,381	8,295,286
WESCO International Inc.(a)	52,874	1,701,485

		36,664,962

DIVERSIFIED FINANCIAL SERVICES—2.63%
Affiliated Managers Group Inc.(a)	50,919	4,218,639
AmeriCredit Corp.(a)(b)	142,223	1,440,719
Ameriprise Financial Inc.	277,212	10,589,498
CIT Group Inc.	353,005	2,456,915
E*TRADE Financial Corp.(a)(b)	519,600	1,454,880
Eaton Vance Corp.	127,736	4,500,139
Federated Investors Inc. Class B	108,963	3,143,583
GLG Partners Inc.(b)	60,604	328,474
IntercontinentalExchange Inc.(a)	88,032	7,102,422
Invesco Ltd.	483,548	10,144,837
Investment Technology Group Inc.(a)	54,831	1,668,507
Janus Capital Group Inc.	202,598	4,919,079
Jefferies Group Inc.	157,617	3,530,621
Lazard Ltd. Class A	94,183	4,027,265
Legg Mason Inc.	173,507	6,603,676
MF Global Ltd.(a)	120,260	521,928
NASDAQ OMX Group Inc. (The)(a)	168,255	5,143,555
Raymond James Financial Inc.	119,228	3,932,139
SLM Corp.(a)	582,144	7,183,657
Student Loan Corp. (The)	4,926	458,118
T. Rowe Price Group Inc.	323,673	17,384,477
TD Ameritrade Holding Corp.(a)	302,266	4,896,709
Waddell & Reed Financial Inc. Class A	108,240	2,678,940

		108,328,777
ELECTRIC—6.17%
AES Corp. (The)(a)	838,311	9,799,856
Allegheny Energy Inc.	209,234	7,693,534
Alliant Energy Corp.	137,578	4,431,387
Ameren Corp.	261,426	10,203,457
American Electric Power Co. Inc.	500,533	18,534,737
Calpine Corp.(a)(b)	441,749	5,742,737
CenterPoint Energy Inc.	409,888	5,972,068
CMS Energy Corp.	281,028	3,504,419
Consolidated Edison Inc.	339,924	14,603,135
Constellation Energy Group Inc.	221,987	5,394,284
DPL Inc.	141,872	3,518,426
DTE Energy Co.	203,267	8,155,072
Dynegy Inc. Class A(a)	617,900	2,212,082
Edison International	406,208	16,207,699
Great Plains Energy Inc.	148,215	3,293,337
Hawaiian Electric Industries Inc.	105,258	3,064,060
Integrys Energy Group Inc.	95,131	4,750,842
MDU Resources Group Inc.	228,312	6,621,048
Mirant Corp.(a)	230,828	4,221,844
Northeast Utilities	193,417	4,961,146
NRG Energy Inc.(a)	293,555	7,265,486
NSTAR	133,007	4,455,734
OGE Energy Corp.	114,794	3,544,839
Pepco Holdings Inc.	251,549	5,762,988
PG&E Corp.	445,300	16,676,485
Pinnacle West Capital Corp.	125,286	4,311,091
PPL Corp.	464,987	17,213,819
Progress Energy Inc.	325,846	14,053,738
Puget Energy Inc.	161,579	4,314,159
Reliant Energy Inc.(a)	431,801	3,173,737
SCANA Corp.	145,035	5,646,213
Sierra Pacific Resources Corp.	292,291	2,800,148
TECO Energy Inc.	262,577	4,130,336
Wisconsin Energy Corp.	145,873	6,549,698
Xcel Energy Inc.	537,500	10,744,625

		253,528,266

ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
AMETEK Inc.	132,646	5,407,978
Energizer Holdings Inc.(a)	71,498	5,759,164
General Cable Corp.(a)	65,835	2,345,701
Hubbell Inc. Class B	70,127	2,457,951
Molex Inc.	168,822	3,790,054
SunPower Corp. Class A(a)(b)	50,393	3,574,375
SunPower Corp. Class B(a)	51,214	3,536,327

		26,871,550
ELECTRONICS—2.12%
Agilent Technologies Inc.(a)	455,184	13,500,757
Amphenol Corp. Class A	218,260	8,760,956
Applied Biosystems Inc.	210,488	7,209,214
Arrow Electronics Inc.(a)	152,715	4,004,187
Avnet Inc.(a)	187,119	4,608,741
AVX Corp.	61,191	623,536
Dolby Laboratories Inc. Class A(a)	63,251	2,225,803
FLIR Systems Inc.(a)	171,447	6,586,994
Garmin Ltd.(a)(b)	159,900	5,427,006
Gentex Corp.	178,572	2,553,580
Itron Inc.(a)	42,589	3,770,404
Jabil Circuit Inc.	260,624	2,486,353
Mettler-Toledo International Inc.(a)	43,312	4,244,576
National Instruments Corp.	70,104	2,106,625
PerkinElmer Inc.	147,507	3,683,250
Thomas & Betts Corp.(a)	72,545	2,834,333
Trimble Navigation Ltd.(a)	150,950	3,903,567
Vishay Intertechnology Inc.(a)	230,220	1,524,056
Waters Corp.(a)	124,836	7,262,958

		87,316,896
ENERGY - ALTERNATE SOURCES—0.09%
Covanta Holding Corp.(a)	150,374	3,599,954

		3,599,954
ENGINEERING & CONSTRUCTION—1.16%
AECOM Technology Corp.(a)	126,198	3,084,279
Fluor Corp.	221,355	12,329,473
Foster Wheeler Ltd.(a)	179,484	6,481,167
Jacobs Engineering Group Inc.(a)	151,579	8,232,255
KBR Inc.	211,275	3,226,169
McDermott International Inc.(a)	281,761	7,198,994
Shaw Group Inc. (The)(a)(b)	103,131	3,169,216
URS Corp.(a)	105,095	3,853,834

		47,575,387
ENTERTAINMENT—0.44%
Ascent Media Corp. Class A(a)	16,684	407,256
DreamWorks Animation SKG Inc. Class A(a)	99,999	3,144,969
International Game Technology Inc.	385,928	6,630,243
International Speedway Corp. Class A	40,728	1,584,726
Penn National Gaming Inc.(a)	92,623	2,460,993
Regal Entertainment Group Class A	98,511	1,554,504
Scientific Games Corp. Class A(a)(b)	81,127	1,867,544
Warner Music Group Corp.	69,178	525,753

		18,175,988

ENVIRONMENTAL CONTROL—0.50%
Allied Waste Industries Inc.(a)	473,024	5,255,297
Nalco Holding Co.	176,189	3,266,544
Republic Services Inc.	193,380	5,797,532
Stericycle Inc.(a)	107,583	6,337,715

		20,657,088
FOOD—2.66%
Campbell Soup Co.	271,739	10,489,125
ConAgra Foods Inc.	564,818	10,991,358
Corn Products International Inc.	92,327	2,980,316
Dean Foods Co.(a)	169,288	3,954,568
Del Monte Foods Co.	243,819	1,901,788
H.J. Heinz Co.	392,673	19,621,870
Hershey Co. (The)	191,681	7,579,067
Hormel Foods Corp.	88,878	3,224,494
J.M. Smucker Co. (The)	69,326	3,514,135
McCormick & Co. Inc. NVS	139,937	5,380,578
Safeway Inc.	546,125	12,954,085
Sara Lee Corp.	881,085	11,128,104
Smithfield Foods Inc.(a)	144,909	2,301,155
SUPERVALU Inc.	265,064	5,751,889
Tyson Foods Inc. Class A	347,138	4,144,828
Whole Foods Market Inc.(b)	175,291	3,511,079

		109,428,439
FOREST PRODUCTS & PAPER—1.38%
Domtar Corp.(a)	613,335	2,821,341
International Paper Co.	533,064	13,955,616
MeadWestvaco Corp.	216,061	5,036,382
Plum Creek Timber Co. Inc.	213,108	10,625,565
Rayonier Inc.	97,844	4,632,913
Smurfit-Stone Container Corp.(a)	316,202	1,486,149
Temple-Inland Inc.	133,099	2,031,091
Weyerhaeuser Co.	263,336	15,952,895

		56,541,952
GAS—0.97%
AGL Resources Inc.	95,552	2,998,422
Atmos Energy Corp.	112,775	3,002,071
Energen Corp.	89,244	4,040,968
NiSource Inc.	341,072	5,034,223
Sempra Energy	312,057	15,749,517
Southern Union Co.	139,094	2,872,291
UGI Corp.	133,309	3,436,706
Vectren Corp.	101,436	2,824,993

		39,959,191
HAND & MACHINE TOOLS—0.45%
Black & Decker Corp. (The)	76,163	4,626,902
Kennametal Inc.	96,025	2,604,198
Lincoln Electric Holdings Inc.	53,279	3,426,372
Snap-On Inc.	71,815	3,781,778
Stanley Works (The)	97,574	4,072,739

		18,511,989
HEALTH CARE - PRODUCTS—2.67%
Advanced Medical Optics Inc.(a)(b)	63,780	1,134,008
Beckman Coulter Inc.	78,185	5,550,353
C.R. Bard Inc.	123,591	11,725,078
Cooper Companies Inc. (The)	56,431	1,961,542
DENTSPLY International Inc.	185,724	6,972,079

Edwards Lifesciences Corp.(a)	68,357	3,948,300
Gen-Probe Inc.(a)	67,325	3,571,591
Henry Schein Inc.(a)	112,661	6,065,668
Hill-Rom Holdings Inc.	77,561	2,350,874
Hologic Inc.(a)	318,097	6,148,815
IDEXX Laboratories Inc.(a)	75,151	4,118,275
Intuitive Surgical Inc.(a)	48,214	11,618,610
Inverness Medical Innovations Inc.(a)	96,959	2,908,770
Kinetic Concepts Inc.(a)	70,786	2,023,772
Patterson Companies Inc.(a)	151,604	4,610,278
ResMed Inc.(a)(b)	96,222	4,137,546
St. Jude Medical Inc.(a)	423,270	18,408,012
TECHNE Corp.(a)	48,246	3,479,502
Varian Medical Systems Inc.(a)	156,539	8,943,073

		109,676,146
HEALTH CARE - SERVICES—1.81%
Brookdale Senior Living Inc.	44,506	978,687
Community Health Systems Inc.(a)	119,981	3,516,643
Covance Inc.(a)(b)	78,471	6,937,621
Coventry Health Care Inc.(a)	189,291	6,161,422
DaVita Inc.(a)	130,687	7,450,466
Health Management Associates Inc. Class A(a)	300,575	1,250,392
Health Net Inc.(a)	133,926	3,160,654
Humana Inc.(a)	210,714	8,681,417
Laboratory Corp. of America Holdings(a)	138,615	9,633,743
LifePoint Hospitals Inc.(a)(b)	67,095	2,156,433
Lincare Holdings Inc.(a)	91,466	2,752,212
Pediatrix Medical Group Inc.(a)	58,885	3,175,079
Quest Diagnostics Inc.	197,411	10,200,226
Tenet Healthcare Corp.(a)	598,010	3,318,956
Universal Health Services Inc. Class B	58,853	3,297,534
WellCare Health Plans Inc.(a)	51,544	1,855,584

		74,527,069
HOLDING COMPANIES - DIVERSIFIED—0.32%
Leucadia National Corp.	221,120	10,047,693
Walter Industries Inc.	69,333	3,289,851

		13,337,544
HOME BUILDERS—0.62%
Centex Corp.	154,822	2,508,116
D.R. Horton Inc.	393,499	5,123,357
KB Home	94,683	1,863,361
Lennar Corp. Class A	170,991	2,597,353
M.D.C. Holdings Inc.	42,400	1,551,416
NVR Inc.(a)(b)	5,184	2,965,248
Pulte Homes Inc.	264,960	3,701,491
Thor Industries Inc.(b)	43,723	1,085,205
Toll Brothers Inc.(a)	162,565	4,101,515

		25,497,062
HOME FURNISHINGS—0.24%
Harman International Industries Inc.	72,810	2,480,637
Whirlpool Corp.	93,653	7,425,746

		9,906,383
HOUSEHOLD PRODUCTS & WARES—0.88%
Avery Dennison Corp.	132,751	5,904,764
Church & Dwight Co. Inc.	82,678	5,133,477
Clorox Co. (The)	171,591	10,757,040

Fortune Brands Inc.	191,755	10,999,067
Jarden Corp.(a)	85,243	1,998,948
Scotts Miracle-Gro Co. (The) Class A	53,450	1,263,558

		36,056,854
HOUSEWARES—0.19%
Newell Rubbermaid Inc.	345,850	5,969,371
Toro Co. (The)	46,372	1,915,164

		7,884,535
INSURANCE—5.77%
Alleghany Corp.(a)	6,309	2,302,785
Allied World Assurance Holdings Ltd.	61,212	2,174,250
American Financial Group Inc.	98,472	2,904,924
American National Insurance Co.	19,535	1,686,457
Aon Corp.	345,964	15,554,541
Arch Capital Group Ltd.(a)	57,214	4,178,338
Arthur J. Gallagher & Co.	116,049	2,977,817
Assurant Inc.	147,210	8,096,550
Axis Capital Holdings Ltd.	184,815	5,860,484
Brown & Brown Inc.	144,678	3,127,938
CIGNA Corp.	350,191	11,899,490
Cincinnati Financial Corp.	181,358	5,157,822
CNA Financial Corp.	33,860	888,486
Conseco Inc.(a)	228,158	803,116
Endurance Specialty Holdings Ltd.	65,479	2,024,611
Erie Indemnity Co. Class A	39,539	1,671,314
Everest Re Group Ltd.	77,031	6,665,492
Fidelity National Financial Inc.	266,920	3,923,724
First American Corp.	115,436	3,405,362
Genworth Financial Inc. Class A	539,591	4,645,879
Hanover Insurance Group Inc. (The)	64,288	2,926,390
HCC Insurance Holdings Inc.	143,968	3,887,136
Lincoln National Corp.	323,212	13,836,706
Markel Corp.(a)	12,346	4,339,619
Marsh & McLennan Companies Inc.	637,493	20,246,778
MBIA Inc.(b)	267,507	3,183,333
Mercury General Corp.	33,406	1,828,979
MGIC Investment Corp.	154,583	1,086,718
Nationwide Financial Services Inc. Class A	57,642	2,843,480
Old Republic International Corp.	287,847	3,670,049
OneBeacon Insurance Group Ltd.	29,840	631,116
PartnerRe Ltd.	67,594	4,602,475
Philadelphia Consolidated Holding Corp.(a)	71,276	4,174,635
Principal Financial Group Inc.	322,832	14,039,964
Progressive Corp. (The)	844,727	14,698,250
Protective Life Corp.	87,399	2,491,745
Reinsurance Group of America Inc.(b)	73,253	3,955,662
RenaissanceRe Holdings Ltd.	76,159	3,960,268
StanCorp Financial Group Inc.	61,301	3,187,652
Torchmark Corp.	111,691	6,679,122
Transatlantic Holdings Inc.	33,416	1,816,160
Unitrin Inc.	50,805	1,267,077
Unum Group	431,171	10,822,392
W.R. Berkley Corp.	177,252	4,174,285
Wesco Financial Corp.	1,727	616,539
White Mountains Insurance Group Ltd.	10,994	5,164,432
XL Capital Ltd. Class A	411,747	7,386,741

		237,467,083

INTERNET—1.10%
Akamai Technologies Inc.(a)	209,475	3,653,244
Equinix Inc.(a)(b)	40,893	2,840,428
Expedia Inc.(a)	258,253	3,902,203
F5 Networks Inc.(a)(b)	102,246	2,390,511
HLTH Corp.(a)	230,109	2,630,146
IAC/InterActiveCorp.(a)	113,901	1,970,487
Liberty Media Corp. - Liberty Interactive Group Series A(a)	739,311	9,544,505
McAfee Inc.(a)	188,123	6,388,657
Priceline.com Inc.(a)(b)	47,901	3,277,865
Sohu.com Inc.(a)(b)	35,465	1,977,174
VeriSign Inc.(a)(b)	243,011	6,337,727
WebMD Health Corp. Class A(a)(b)	10,089	300,047

		45,212,994
INVESTMENT COMPANIES—0.22%
Allied Capital Corp.(b)	222,198	2,399,738
American Capital Ltd.(b)	252,565	6,442,933

		8,842,671
IRON & STEEL—0.57%
AK Steel Holding Corp.	139,159	3,607,001
Allegheny Technologies Inc.	125,718	3,714,967
Carpenter Technology Corp.	55,218	1,416,342
Cleveland-Cliffs Inc.	132,795	7,030,167
Reliance Steel & Aluminum Co.	78,146	2,967,204
Schnitzer Steel Industries Inc. Class A	26,690	1,047,316
Steel Dynamics Inc.	221,151	3,779,471

		23,562,468
LEISURE TIME—0.37%
Harley-Davidson Inc.	295,133	11,008,461
Interval Leisure Group Inc.(a)	45,560	473,824
Royal Caribbean Cruises Ltd.	171,732	3,563,439

		15,045,724
LODGING—0.80%
Boyd Gaming Corp.	70,319	658,186
Choice Hotels International Inc.	37,639	1,020,017
Marriott International Inc. Class A	367,953	9,599,894
MGM MIRAGE(a)(b)	154,535	4,404,248
Orient-Express Hotels Ltd. Class A(b)	51,758	1,248,921
Starwood Hotels & Resorts Worldwide Inc.	232,746	6,549,472
Wyndham Worldwide Corp.	220,408	3,462,610
Wynn Resorts Ltd.(b)	71,112	5,805,584

		32,748,932
MACHINERY—1.37%
AGCO Corp.(a)	114,609	4,883,489
Bucyrus International Inc.	93,058	4,157,831
Cummins Inc.	253,416	11,079,348
Flowserve Corp.	71,802	6,373,864
Gardner Denver Inc.(a)	65,589	2,277,250
Graco Inc.	75,690	2,695,321
IDEX Corp.	102,784	3,188,360
Joy Global Inc.	134,832	6,086,316
Manitowoc Co. Inc. (The)	162,029	2,519,551
Rockwell Automation Inc.	183,149	6,838,784
Terex Corp.(a)	125,373	3,826,384
Zebra Technologies Corp. Class A(a)	81,519	2,270,304

		56,196,802

MANUFACTURING—3.16%
AptarGroup Inc.	85,015	3,324,937
Brink’s Co. (The)	50,678	3,092,372
Carlisle Companies Inc.	76,390	2,289,408
Cooper Industries Ltd.	216,874	8,664,116
Crane Co.	63,635	1,890,596
Donaldson Co. Inc.	97,058	4,067,701
Dover Corp.	235,701	9,557,676
Eastman Kodak Co.	358,363	5,511,623
Eaton Corp.	205,261	11,531,563
Harsco Corp.	104,859	3,899,706
Ingersoll-Rand Co. Ltd. Class A	390,780	12,180,613
ITT Industries Inc.	226,603	12,601,393
Leggett & Platt Inc.	207,161	4,514,038
Pall Corp.	152,537	5,245,747
Parker Hannifin Corp.	209,189	11,087,017
Pentair Inc.	123,316	4,263,034
Roper Industries Inc.	111,636	6,358,787
SPX Corp.	66,396	5,112,492
Teleflex Inc.	49,466	3,140,596
Textron Inc.	310,152	9,081,251
Trinity Industries Inc.	101,087	2,600,969

		130,015,635
MEDIA—2.35%
Cablevision Systems Corp.	276,407	6,954,400
CBS Corp. Class B	735,786	10,727,760
Central European Media Enterprises Ltd.(a)(b)	44,920	2,937,768
CTC Media Inc.(a)	65,151	977,265
Discovery Communications Inc. Class A(a)	156,204	2,225,907
Discovery Communications Inc. Class C(a)	162,347	2,298,834
Dish Network Corp. Class A(a)	254,536	5,345,256
E.W. Scripps Co. (The) Class A	35,965	254,273
Gannett Co. Inc.	284,660	4,813,601
Hearst-Argyle Television Inc.(b)	28,084	627,116
John Wiley & Sons Inc. Class A	50,565	2,045,354
Liberty Global Inc. Class A(a)(b)	409,951	12,421,515
Liberty Media Corp. - Liberty Capital Group Series A(a)	138,548	1,853,772
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	644,006	16,080,830
McGraw-Hill Companies Inc. (The)	400,643	12,664,325
Meredith Corp.(b)	48,681	1,365,015
New York Times Co. (The) Class A(b)	180,251	2,575,787
Scripps Networks Interactive Inc. Class A	108,095	3,924,929
Sirius XM Radio Inc.(a)	3,694,555	2,105,896
Washington Post Co. (The) Class B	7,686	4,279,257

		96,478,860
METAL FABRICATE & HARDWARE—0.51%
Commercial Metals Co.	142,458	2,406,116
Precision Castparts Corp.	173,728	13,686,292
Timken Co. (The)	103,181	2,925,181
Valmont Industries Inc.	23,487	1,942,140

		20,959,729
MINING—0.30%
Century Aluminum Co.(a)	42,928	1,188,676
Titanium Metals Corp.	105,881	1,200,691
Vulcan Materials Co.(b)	136,267	10,151,892

		12,541,259

MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.(a)	34,384	435,301

		435,301
OFFICE & BUSINESS EQUIPMENT—0.52%
Pitney Bowes Inc.	258,629	8,602,001
Xerox Corp.	1,121,285	12,928,416

		21,530,417
OFFICE FURNISHINGS—0.02%
Steelcase Inc. Class A	76,557	822,988

		822,988
OIL & GAS—4.71%
Atwood Oceanics Inc.(a)	70,114	2,552,150
Cabot Oil & Gas Corp.	128,583	4,646,990
Cimarex Energy Co.	103,037	5,039,540
CNX Gas Corp.(a)	34,028	761,887
Continental Resources Inc.(a)	36,752	1,441,781
Denbury Resources Inc.(a)	306,906	5,843,490
Diamond Offshore Drilling Inc.	85,840	8,846,670
Encore Acquisition Co.(a)	66,488	2,777,869
ENSCO International Inc.	180,093	10,378,760
Forest Oil Corp.(a)	110,799	5,495,630
Frontier Oil Corp.	130,142	2,397,216
Helmerich & Payne Inc.	130,303	5,627,787
Holly Corp.	52,706	1,524,258
Mariner Energy Inc.(a)(b)	109,706	2,248,973
Murphy Oil Corp.	236,788	15,187,582
Nabors Industries Ltd.(a)	350,260	8,728,479
Newfield Exploration Co.(a)	164,578	5,264,850
Noble Corp.	335,035	14,708,037
Noble Energy Inc.	214,773	11,939,231
Patterson-UTI Energy Inc.	192,144	3,846,723
Petrohawk Energy Corp.(a)	312,197	6,752,821
Pioneer Natural Resources Co.	148,798	7,779,159
Plains Exploration & Production Co.(a)	134,287	4,721,531
Pride International Inc.(a)	209,307	6,197,580
Quicksilver Resources Inc.(a)	129,834	2,548,641
Range Resources Corp.	192,188	8,239,100
Rowan Companies Inc.	140,040	4,278,222
SandRidge Energy Inc.(a)	129,820	2,544,472
Southwestern Energy Co.(a)	426,390	13,021,951
St. Mary Land & Exploration Co.	77,124	2,749,471
Sunoco Inc.	145,988	5,194,253
Tesoro Corp.	172,620	2,846,504
Unit Corp.(a)	58,781	2,928,469
W&T Offshore Inc.	37,520	1,023,921
Whiting Petroleum Corp.(a)	52,682	3,754,119

		193,838,117
OIL & GAS SERVICES—1.70%
BJ Services Co.	365,864	6,998,978
Cameron International Corp.(a)	270,365	10,419,867
Dresser-Rand Group Inc.(a)	107,174	3,372,766
Exterran Holdings Inc.(a)	81,946	2,618,994
FMC Technologies Inc.(a)	159,502	7,424,818
Global Industries Ltd.(a)	142,546	989,269
Helix Energy Solutions Group Inc.(a)	114,342	2,776,224
Hercules Offshore Inc.(a)	109,875	1,665,705
Key Energy Services Inc.(a)	157,287	1,824,529
Oceaneering International Inc.(a)	68,699	3,663,031

Oil States International Inc.(a)	62,113	2,195,695
SEACOR Holdings Inc.(a)	25,894	2,044,331
Smith International Inc.	268,985	15,773,280
Superior Energy Services Inc.(a)	100,517	3,130,099
Tetra Technologies Inc.(a)	92,183	1,276,735
Tidewater Inc.	65,262	3,612,904

		69,787,225
PACKAGING & CONTAINERS—0.89%
Ball Corp.	121,705	4,806,130
Bemis Co. Inc.	124,338	3,258,899
Crown Holdings Inc.(a)	199,611	4,433,360
Greif Inc. Class A	41,298	2,709,975
Owens-Illinois Inc.(a)	208,082	6,117,611
Packaging Corp. of America	129,701	3,006,469
Pactiv Corp.(a)	162,939	4,045,775
Sealed Air Corp.	199,428	4,385,422
Sonoco Products Co.	124,009	3,680,587

		36,444,228
PHARMACEUTICALS—3.05%
Allergan Inc.	380,096	19,574,944
AmerisourceBergen Corp.	200,784	7,559,518
Amylin Pharmaceuticals Inc.(a)(b)	170,660	3,450,745
Barr Pharmaceuticals Inc.(a)	134,662	8,793,429
BioMarin Pharmaceutical Inc.(a)(b)	123,049	3,259,568
Cephalon Inc.(a)	84,550	6,551,780
Endo Pharmaceuticals Holdings Inc.(a)	150,054	3,001,080
Express Scripts Inc.(a)	262,266	19,360,476
Forest Laboratories Inc.(a)	380,212	10,752,395
Herbalife Ltd.	81,215	3,209,617
Hospira Inc.(a)	198,393	7,578,613
ImClone Systems Inc.(a)	75,140	4,691,742
King Pharmaceuticals Inc.(a)	307,688	2,947,651
Mylan Inc.(a)(b)	378,958	4,327,700
NBTY Inc.(a)	65,865	1,944,335
Omnicare Inc.	132,829	3,821,490
Perrigo Co.	97,228	3,739,389
Sepracor Inc.(a)	135,072	2,473,168
VCA Antech Inc.(a)	105,328	3,104,016
Warner Chilcott Ltd. Class A(a)	115,264	1,742,792
Watson Pharmaceuticals Inc.(a)	130,167	3,709,760

		125,594,208
PIPELINES—1.30%
El Paso Corp.	876,048	11,178,372
Equitable Resources Inc.	163,337	5,991,201
National Fuel Gas Co.	101,134	4,265,832
ONEOK Inc.	129,730	4,462,712
Questar Corp.	216,219	8,847,681
Spectra Energy Corp.	788,764	18,772,583

		53,518,381
REAL ESTATE—0.29%
CB Richard Ellis Group Inc. Class A(a)(b)	214,649	2,869,857
Forest City Enterprises Inc. Class A	92,910	2,849,550
Jones Lang LaSalle Inc.	39,434	1,714,590
St. Joe Co. (The)(a)(b)	115,209	4,503,520

		11,937,517

REAL ESTATE INVESTMENT TRUSTS—5.86%
Alexandria Real Estate Equities Inc.	39,936	4,492,800
AMB Property Corp.	121,909	5,522,478
Annaly Capital Management Inc.	669,339	9,002,610
Apartment Investment and Management Co. Class A	118,267	4,141,710
AvalonBay Communities Inc.(b)	95,947	9,443,104
Boston Properties Inc.	149,242	13,978,006
Brandywine Realty Trust	108,214	1,734,670
BRE Properties Inc. Class A(b)	60,327	2,956,023
Camden Property Trust(b)	66,404	3,045,287
CapitalSource Inc.	243,615	2,996,465
CBL & Associates Properties Inc.	82,042	1,647,403
Developers Diversified Realty Corp.	149,107	4,725,201
Digital Realty Trust Inc.(b)	89,863	4,246,027
Douglas Emmett Inc.	151,485	3,494,759
Duke Realty Corp.	182,728	4,491,454
Equity Residential	337,185	14,974,386
Essex Property Trust Inc.	31,849	3,768,692
Federal Realty Investment Trust(b)	73,178	6,264,037
General Growth Properties Inc.	282,956	4,272,636
HCP Inc.	313,628	12,585,892
Health Care REIT Inc.	126,739	6,746,317
Hospitality Properties Trust	116,074	2,381,838
Host Hotels & Resorts Inc.	645,140	8,573,911
HRPT Properties Trust	278,603	1,919,575
iStar Financial Inc.(b)	165,970	431,522
Kilroy Realty Corp.	40,496	1,935,304
Kimco Realty Corp.	268,642	9,923,635
Liberty Property Trust	115,420	4,345,563
Macerich Co. (The)	93,031	5,921,423
Mack-Cali Realty Corp.	82,150	2,782,421
Nationwide Health Properties Inc.	120,134	4,322,421
ProLogis	324,553	13,394,302
Public Storage	157,772	15,621,006
Regency Centers Corp.	87,065	5,806,365
SL Green Realty Corp.	72,553	4,701,434
Taubman Centers Inc.	66,070	3,303,500
UDR Inc.	159,882	4,180,914
Ventas Inc.	163,505	8,080,417
Vornado Realty Trust	169,684	15,432,760
Weingarten Realty Investors(b)	93,081	3,320,199

		240,908,467
RETAIL—5.89%
Abercrombie & Fitch Co. Class A	107,480	4,240,086
Advance Auto Parts Inc.	118,696	4,707,483
American Eagle Outfitters Inc.	216,186	3,296,837
AnnTaylor Stores Corp.(a)(b)	73,059	1,507,938
AutoNation Inc.(a)(b)	144,360	1,622,606
AutoZone Inc.(a)	48,288	5,955,842
Barnes & Noble Inc.(b)	44,681	1,165,280
Bed Bath & Beyond Inc.(a)	322,427	10,127,432
Big Lots Inc.(a)(b)	101,512	2,825,079
BJ’s Wholesale Club Inc.(a)	74,661	2,901,326
Brinker International Inc.	127,019	2,272,370
Burger King Holdings Inc.	100,493	2,468,108
CarMax Inc.(a)(b)	272,605	3,816,470
Chipotle Mexican Grill Inc. Class A(a)(b)	41,305	2,292,014
Copart Inc.(a)	83,464	3,171,632
Darden Restaurants Inc.	174,212	4,987,690
Dick’s Sporting Goods Inc.(a)(b)	105,970	2,074,893
Dollar Tree Inc.(a)	112,086	4,075,447

Family Dollar Stores Inc.	174,018	4,124,227
Foot Locker Inc.	193,367	3,124,811
GameStop Corp. Class A(a)	203,453	6,960,127
Gap Inc. (The)	607,420	10,799,928
HSN Inc.(a)	45,560	501,616
J.C. Penney Co. Inc.	276,856	9,230,379
Kohl’s Corp.(a)(b)	384,913	17,736,791
Limited Brands Inc.	355,459	6,156,550
Macy’s Inc.	524,482	9,430,186
MSC Industrial Direct Co. Inc. Class A	55,403	2,552,416
Nordstrom Inc.(b)	227,141	6,546,204
Office Depot Inc.(a)	342,434	1,992,966
OfficeMax Inc.	93,909	834,851
O’Reilly Automotive Inc.(a)	167,580	4,486,117
Panera Bread Co. Class A(a)(b)	32,764	1,667,688
Penske Automotive Group Inc.	50,384	577,904
PetSmart Inc.	158,787	3,923,627
RadioShack Corp.	163,929	2,832,693
Rite Aid Corp.(a)(b)	627,992	508,674
Ross Stores Inc.	166,444	6,126,804
Saks Inc.(a)(b)	178,425	1,650,431
Sears Holdings Corp.(a)(b)	73,613	6,882,816
Signet Jewelers Ltd.(b)	106,000	2,478,280
Starbucks Corp.(a)	907,770	13,498,540
Tiffany & Co.(b)	156,733	5,567,156
Tim Hortons Inc.	230,447	6,828,145
TJX Companies Inc. (The)	529,423	16,157,990
Urban Outfitters Inc.(a)(b)	141,230	4,501,000
Williams-Sonoma Inc.	118,786	1,921,957
Yum! Brands Inc.	590,293	19,249,455

		242,358,862
SAVINGS & LOANS—0.89%
Astoria Financial Corp.	105,419	2,185,336
Capitol Federal Financial	27,081	1,200,501
Hudson City Bancorp Inc.	647,498	11,946,338
New York Community Bancorp Inc.	427,685	7,180,831
People’s United Financial Inc.	431,733	8,310,860
Sovereign Bancorp Inc.	552,497	2,182,363
TFS Financial Corp.	128,626	1,610,398
Washington Federal Inc.	109,922	2,028,061

		36,644,688
SEMICONDUCTORS—3.18%
Advanced Micro Devices Inc.(a)(b)	755,560	3,966,690
Altera Corp.	374,029	7,734,920
Analog Devices Inc.	361,044	9,513,509
Atmel Corp.(a)	559,272	1,895,932
Broadcom Corp. Class A(a)	641,241	11,946,320
Cree Inc.(a)(b)	112,504	2,562,841
Cypress Semiconductor Corp.(a)	187,294	977,675
Fairchild Semiconductor International Inc. Class A(a)	153,883	1,368,020
Integrated Device Technology Inc.(a)	215,118	1,673,618
International Rectifier Corp.(a)	91,048	1,731,733
Intersil Corp. Class A	154,413	2,560,168
KLA-Tencor Corp.	212,162	6,714,927
Lam Research Corp.(a)(b)	155,490	4,896,380
Linear Technology Corp.	276,405	8,474,577
LSI Corp.(a)	792,618	4,248,432
Marvell Technology Group Ltd.(a)	604,024	5,617,423
MEMC Electronic Materials Inc.(a)	283,399	8,008,856

Microchip Technology Inc.	230,894	6,795,210
Micron Technology Inc.(a)(b)	948,025	3,839,501
National Semiconductor Corp.	285,061	4,905,900
Novellus Systems Inc.(a)(b)	124,916	2,453,350
NVIDIA Corp.(a)	690,709	7,397,494
ON Semiconductor Corp.(a)(b)	493,837	3,338,338
QLogic Corp.(a)	165,617	2,543,877
Rambus Inc.(a)(b)	131,021	1,683,620
Silicon Laboratories Inc.(a)	60,266	1,850,166
Teradyne Inc.(a)	212,071	1,656,275
Varian Semiconductor Equipment Associates Inc.(a)	92,572	2,325,409
Xilinx Inc.	348,158	8,164,305

		130,845,466
SOFTWARE—3.70%
Activision Blizzard Inc.(a)	740,228	11,421,718
ANSYS Inc.(a)	105,470	3,994,149
Autodesk Inc.(a)	278,088	9,329,852
BMC Software Inc.(a)	238,168	6,818,750
Broadridge Financial Solutions Inc.	174,814	2,690,387
CA Inc.	484,657	9,673,754
Cerner Corp.(a)(b)	84,268	3,761,724
Citrix Systems Inc.(a)(b)	229,097	5,786,990
Compuware Corp.(a)	326,398	3,162,797
Dun & Bradstreet Corp. (The)	69,400	6,548,584
Electronic Arts Inc.(a)	396,893	14,681,072
Fidelity National Information Services Inc.	243,614	4,497,114
Fiserv Inc.(a)	204,076	9,656,876
Global Payments Inc.	99,086	4,444,998
IMS Health Inc.	225,778	4,269,462
Intuit Inc.(a)	400,397	12,656,549
Metavante Technologies Inc.(a)	112,476	2,166,288
MSCI Inc. Class A(a)	54,422	1,306,128
Novell Inc.(a)	441,597	2,269,809
Nuance Communications Inc.(a)(b)	231,049	2,816,487
Paychex Inc.	403,541	13,328,959
Red Hat Inc.(a)	237,171	3,574,167
Salesforce.com Inc.(a)	131,279	6,353,904
SEI Investments Co.	167,920	3,727,824
Total System Services Inc.	203,942	3,344,649

		152,282,991
TELECOMMUNICATIONS—3.19%
ADC Telecommunications Inc.(a)	145,515	1,229,602
Amdocs Ltd.(a)	245,236	6,714,562
American Tower Corp. Class A(a)	494,171	17,775,331
CenturyTel Inc.	131,183	4,807,857
Ciena Corp.(a)(b)	107,460	1,083,197
Clearwire Corp. Class A(a)(b)	83,071	986,883
CommScope Inc.(a)(b)	87,114	3,017,629
Crown Castle International Corp.(a)	352,325	10,206,855
EchoStar Corp.(a)	51,738	1,246,886
Embarq Corp.	183,915	7,457,753
Frontier Communications Corp.	403,548	4,640,802
Harris Corp.	167,964	7,759,937
JDS Uniphase Corp.(a)(b)	281,547	2,381,888
Juniper Networks Inc.(a)(b)	654,405	13,788,313
Leap Wireless International Inc.(a)	65,836	2,508,352
Level 3 Communications Inc.(a)(b)	1,929,213	5,208,875
MetroPCS Communications Inc.(a)(b)	302,959	4,238,396
NeuStar Inc. Class A(a)(b)	95,926	1,907,968

NII Holdings Inc. Class B(a)	208,589	7,909,695
Qwest Communications International Inc.	1,877,791	6,065,265
SBA Communications Corp.(a)	135,228	3,498,348
TeleCorp PCS Inc. Escrow(c)	404	—
Telephone and Data Systems Inc.	129,548	4,631,341
Tellabs Inc.(a)	498,876	2,025,437
United States Cellular Corp.(a)	20,708	971,619
Virgin Media Inc.	366,399	2,894,552
Windstream Corp.	558,459	6,109,541

		131,066,884
TEXTILES—0.23%
Cintas Corp.	163,887	4,705,196
Mohawk Industries Inc.(a)(b)	69,527	4,685,425

		9,390,621
TOYS, GAMES & HOBBIES—0.33%
Hasbro Inc.	153,404	5,326,187
Mattel Inc.	451,098	8,137,808

		13,463,995
TRANSPORTATION—1.25%
Alexander & Baldwin Inc.	51,728	2,277,584
C.H. Robinson Worldwide Inc.	212,778	10,843,167
Con-way Inc.	57,154	2,521,063
Expeditors International Washington Inc.	265,553	9,251,867
Frontline Ltd.	61,091	2,936,644
J.B. Hunt Transport Services Inc.	101,875	3,399,569
Kansas City Southern Industries Inc.(a)	113,070	5,015,785
Kirby Corp.(a)	67,403	2,557,270
Landstar System Inc.	65,803	2,899,280
Overseas Shipholding Group Inc.	30,677	1,788,776
Ryder System Inc.	71,602	4,439,324
Teekay Corp.	52,208	1,377,247
UTi Worldwide Inc.	124,746	2,123,177

		51,430,753
TRUCKING & LEASING—0.06%
GATX Corp.	60,553	2,396,082

		2,396,082
WATER—0.11%
American Water Works Co. Inc.	78,158	1,680,397
Aqua America Inc.	166,974	2,968,798

		4,649,195

TOTAL COMMON STOCKS
(Cost: $4,783,867,005)		4,101,411,169

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	52,634	34,212

		34,212

TOTAL RIGHTS
(Cost: $1,321)		34,212

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.64%

MONEY MARKET FUNDS—6.64%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	4,514,945	4,514,945
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	268,661,496	268,661,496

		273,176,441

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,176,441)		273,176,441

TOTAL INVESTMENTS IN SECURITIES—106.38%
(Cost: $5,057,044,767)		4,374,621,822
Other Assets, Less Liabilities—(6.38)%		(262,408,290)

NET ASSETS—100.00%		$4,112,213,532

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.36%
Clear Channel Outdoor Holdings Inc. Class A(a)	49,726	$680,252
Interpublic Group of Companies Inc. (The)(a)	639,425	4,955,544
Lamar Advertising Co. Class A(a)(b)	121,732	3,760,301

		9,396,097
AEROSPACE & DEFENSE—1.53%
Alliant Techsystems Inc.(a)(b)	22,472	2,111,020
BE Aerospace Inc.(a)	145,158	2,297,851
Goodrich Corp.	197,238	8,205,101
L-3 Communications Holdings Inc.	150,175	14,765,206
Rockwell Collins Inc.	254,098	12,219,573

		39,598,751
AGRICULTURE—0.39%
Lorillard Inc.	143,848	10,234,785

		10,234,785
AIRLINES—0.18%
AMR Corp.(a)	197,163	1,936,141
Copa Holdings SA Class A	34,394	1,117,805
Delta Air Lines Inc.(a)(b)	232,119	1,729,287

		4,783,233
APPAREL—1.10%
Coach Inc.(a)	539,311	13,504,347
Guess? Inc.	95,537	3,323,732
Hanesbrands Inc.(a)	149,065	3,242,164
Phillips-Van Heusen Corp.	70,696	2,680,085
Polo Ralph Lauren Corp.	88,694	5,910,568

		28,660,896
AUTO MANUFACTURERS—0.04%
Oshkosh Corp.	81,585	1,073,659

		1,073,659
AUTO PARTS & EQUIPMENT—0.49%
BorgWarner Inc.	160,324	5,253,817
Goodyear Tire & Rubber Co. (The)(a)	244,635	3,745,362
WABCO Holdings Inc.	103,856	3,691,042

		12,690,221
BANKS—0.87%
Northern Trust Corp.	313,990	22,670,078

		22,670,078
BEVERAGES—0.40%
Brown-Forman Corp. Class B	97,230	6,982,086
Hansen Natural Corp.(a)(b)	114,679	3,469,040

		10,451,126
BIOTECHNOLOGY—1.03%
Abraxis BioScience Inc.(a)	10,809	745,389

Charles River Laboratories International Inc.(a)	48,629	2,700,368
Illumina Inc.(a)(b)	193,860	7,857,146
Invitrogen Corp.(a)	44,154	1,669,021
Millipore Corp.(a)	87,104	5,992,755
Vertex Pharmaceuticals Inc.(a)	236,368	7,856,872

		26,821,551
BUILDING MATERIALS—0.47%
Eagle Materials Inc.	60,833	1,360,834
Lennox International Inc.	73,267	2,437,593
Martin Marietta Materials Inc.(b)	60,502	6,775,014
USG Corp.(a)	58,262	1,491,507

		12,064,948
CHEMICALS—3.09%
Airgas Inc.	130,847	6,496,554
Albemarle Corp.	144,784	4,465,139
Celanese Corp. Class A	207,653	5,795,595
CF Industries Holdings Inc.	89,146	8,153,293
Chemtura Corp.	30,837	140,617
Ecolab Inc.	275,744	13,379,099
FMC Corp.	45,493	2,337,885
Huntsman Corp.	27,529	346,865
International Flavors & Fragrances Inc.	127,418	5,027,914
Intrepid Potash Inc.(a)	30,721	925,931
PPG Industries Inc.	28,383	1,655,297
Rohm and Haas Co.	176,911	12,383,770
Sherwin-Williams Co. (The)	158,859	9,080,380
Sigma-Aldrich Corp.	107,488	5,634,521
Terra Industries Inc.	144,562	4,250,123
Valhi Inc.	3,567	64,206

		80,137,189
COAL—1.43%
Alpha Natural Resources Inc.(a)	110,877	5,702,404
Arch Coal Inc.	227,269	7,474,877
CONSOL Energy Inc.	288,341	13,231,969
Foundation Coal Holdings Inc.	71,420	2,541,124
Massey Energy Co.	127,043	4,531,624
Patriot Coal Corp.(a)	121,787	3,537,912

		37,019,910
COMMERCIAL SERVICES—3.95%
Alliance Data Systems Corp.(a)	106,174	6,729,308
Apollo Group Inc. Class A(a)	201,462	11,946,697
Corporate Executive Board Co. (The)	53,597	1,674,906
Corrections Corp. of America(a)	175,193	4,353,546
DeVry Inc.	96,454	4,778,331
Equifax Inc.	109,397	3,768,727
FTI Consulting Inc.(a)	79,358	5,732,822
Genpact Ltd.(a)(b)	90,779	943,194
H&R Block Inc.	514,358	11,701,645
Hertz Global Holdings Inc.(a)	27,860	210,900
Hewitt Associates Inc. Class A(a)	154,065	5,614,129
Hillenbrand Inc.	98,095	1,977,595
Iron Mountain Inc.(a)	282,725	6,901,317
ITT Educational Services Inc.(a)(b)	61,430	4,970,301
Lender Processing Services Inc.	34,786	1,061,669
Manpower Inc.	9,484	409,329
Monster Worldwide Inc.(a)(b)	189,570	2,826,489
Morningstar Inc.(a)	25,331	1,405,111
Pharmaceutical Product Development Inc.	168,839	6,981,493
Quanta Services Inc.(a)(b)	211,332	5,708,077
Robert Half International Inc.	226,121	5,596,495
SAIC Inc.(a)	48,690	984,999
Strayer Education Inc.	22,500	4,505,850
Ticketmaster Entertainment Inc.(a)	7,452	79,960

Tree.com Inc.(a)	1,242	5,986
Weight Watchers International Inc.	48,102	1,760,533

		102,629,409
COMPUTERS—2.23%
Affiliated Computer Services Inc. Class A(a)	39,084	1,978,823
Brocade Communications Systems Inc.(a)	83,347	485,080
Cognizant Technology Solutions Corp.(a)	456,736	10,427,283
Diebold Inc.	86,397	2,860,605
DST Systems Inc.(a)(b)	57,062	3,194,901
FactSet Research Systems Inc.	67,556	3,529,801
IHS Inc. Class A(a)	68,506	3,263,626
NCR Corp.(a)	238,821	5,266,003
NetApp Inc.(a)	541,679	9,874,808
SanDisk Corp.(a)	69,546	1,359,624
Seagate Technology	371,510	4,502,701
Teradata Corp.(a)	138,378	2,698,371
Unisys Corp.(a)	308,433	848,191
Western Digital Corp.(a)	349,407	7,449,357

		57,739,174
COSMETICS & PERSONAL CARE—1.44%
Alberto-Culver Co.	17,770	484,055
Avon Products Inc.	673,933	28,015,395
Bare Escentuals Inc.(a)(b)	95,322	1,036,150
Estee Lauder Companies Inc. (The) Class A	154,655	7,718,831

		37,254,431
DISTRIBUTION & WHOLESALE—1.12%
Central European Distribution Corp.(a)	64,464	2,927,310
Fastenal Co.	203,621	10,056,841
LKQ Corp.(a)	214,444	3,639,115
Tech Data Corp.(a)	11,809	352,499
W.W. Grainger Inc.	120,650	10,492,931
WESCO International Inc.(a)	48,554	1,562,468

		29,031,164
DIVERSIFIED FINANCIAL SERVICES—3.19%
Affiliated Managers Group Inc.(a)	64,783	5,367,272
E*TRADE Financial Corp.(a)(b)	116,954	327,471
Eaton Vance Corp.	162,141	5,712,227
Federated Investors Inc. Class B	138,153	3,985,714
GLG Partners Inc.(b)	77,066	417,698
IntercontinentalExchange Inc.(a)(b)	111,279	8,977,990
Invesco Ltd.	76,737	1,609,942
Investment Technology Group Inc.(a)	62,903	1,914,138
Janus Capital Group Inc.	239,521	5,815,570
Lazard Ltd. Class A	119,335	5,102,765
MF Global Ltd.(a)	70,546	306,170
NASDAQ OMX Group Inc. (The)(a)	116,696	3,567,397
SLM Corp.(a)	652,235	8,048,580
T. Rowe Price Group Inc.	410,208	22,032,272
TD Ameritrade Holding Corp.(a)	384,274	6,225,239
Waddell & Reed Financial Inc. Class A	136,247	3,372,113

		82,782,558
ELECTRIC—2.71%
AES Corp. (The)(a)	1,061,628	12,410,431
Allegheny Energy Inc.	264,926	9,741,329
Calpine Corp.(a)(b)	558,734	7,263,542
CenterPoint Energy Inc.	329,012	4,793,705
Constellation Energy Group Inc.	257,344	6,253,459
DPL Inc.	13,700	339,760
Mirant Corp.(a)	187,542	3,430,143
NRG Energy Inc.(a)	139,969	3,464,233
PPL Corp.	589,295	21,815,701
Sierra Pacific Resources Corp.	97,026	929,509

		70,441,812

ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
AMETEK Inc.	168,602	6,873,904
Energizer Holdings Inc.(a)	90,856	7,318,451
General Cable Corp.(a)	82,977	2,956,471
Hubbell Inc. Class B	38,363	1,344,623
Molex Inc.	60,207	1,351,647
SunPower Corp. Class A(a)(b)	63,757	4,522,284
SunPower Corp. Class B(a)	65,213	4,502,958

		28,870,338
ELECTRONICS—3.55%
Agilent Technologies Inc.(a)	576,857	17,109,579
Amphenol Corp. Class A	277,209	11,127,169
Applied Biosystems Inc.	266,296	9,120,638
Arrow Electronics Inc.(a)	13,115	343,875
Avnet Inc.(a)	103,454	2,548,072
AVX Corp.	6,414	65,359
Dolby Laboratories Inc. Class A(a)	80,003	2,815,306
FLIR Systems Inc.(a)	216,921	8,334,105
Garmin Ltd.(a)(b)	202,385	6,868,947
Gentex Corp.	226,118	3,233,487
Itron Inc.(a)	54,048	4,784,869
Jabil Circuit Inc.	158,372	1,510,869
Mettler-Toledo International Inc.(a)	54,987	5,388,726
National Instruments Corp.	88,975	2,673,699
PerkinElmer Inc.	83,106	2,075,157
Trimble Navigation Ltd.(a)	192,060	4,966,672
Waters Corp.(a)	157,854	9,183,946

		92,150,475
ENERGY - ALTERNATE SOURCES—0.18%
Covanta Holding Corp.(a)	189,853	4,545,081

		4,545,081
ENGINEERING & CONSTRUCTION—2.12%
AECOM Technology Corp.(a)(b)	143,376	3,504,109
Fluor Corp.	279,879	15,589,260
Foster Wheeler Ltd.(a)	227,296	8,207,659
Jacobs Engineering Group Inc.(a)	192,572	10,458,585
KBR Inc.	216,666	3,308,490
McDermott International Inc.(a)	357,061	9,122,909
Shaw Group Inc. (The)(a)(b)	130,439	4,008,390
URS Corp.(a)	23,878	875,606

		55,075,008
ENTERTAINMENT—0.69%
DreamWorks Animation SKG Inc. Class A(a)	126,604	3,981,696
International Game Technology Inc.	488,191	8,387,121
Penn National Gaming Inc.(a)	117,537	3,122,958
Scientific Games Corp. Class A(a)(b)	101,438	2,335,103
Warner Music Group Corp.	22,095	167,922

		17,994,800
ENVIRONMENTAL CONTROL—0.72%
Nalco Holding Co.	206,993	3,837,650
Republic Services Inc.	226,604	6,793,588
Stericycle Inc.(a)	136,159	8,021,127

		18,652,365
FOOD—1.42%
Campbell Soup Co.	172,170	6,645,762
Dean Foods Co.(a)	167,414	3,910,791
H.J. Heinz Co.	276,345	13,808,960
Hershey Co. (The)	122,543	4,845,350
McCormick & Co. Inc. NVS	66,117	2,542,199

Tyson Foods Inc. Class A	48,700	581,478
Whole Foods Market Inc.(b)	222,072	4,448,102

		36,782,642
FOREST PRODUCTS & PAPER—0.20%
Plum Creek Timber Co. Inc.	88,297	4,402,488
Rayonier Inc.	15,184	718,962

		5,121,450
GAS—0.04%
Energen Corp.	21,312	965,007

		965,007
HAND & MACHINE TOOLS—0.14%
Kennametal Inc.	25,446	690,096
Lincoln Electric Holdings Inc.	46,217	2,972,215

		3,662,311
HEALTH CARE - PRODUCTS—4.86%
Advanced Medical Optics Inc.(a)(b)	69,970	1,244,067
Beckman Coulter Inc.	80,383	5,706,389
C.R. Bard Inc.	156,850	14,880,360
DENTSPLY International Inc.	234,986	8,821,374
Edwards Lifesciences Corp.(a)	86,829	5,015,243
Gen-Probe Inc.(a)	85,368	4,528,772
Henry Schein Inc.(a)	132,385	7,127,608
Hill-Rom Holdings Inc.	13,309	403,396
Hologic Inc.(a)	202,665	3,917,514
IDEXX Laboratories Inc.(a)	95,318	5,223,426
Intuitive Surgical Inc.(a)	61,135	14,732,312
Inverness Medical Innovations Inc.(a)	61,722	1,851,660
Kinetic Concepts Inc.(a)	88,787	2,538,420
Patterson Companies Inc.(a)	191,624	5,827,286
ResMed Inc.(a)(b)	122,104	5,250,472
St. Jude Medical Inc.(a)	536,451	23,330,254
TECHNE Corp.(a)	61,111	4,407,325
Varian Medical Systems Inc.(a)	198,537	11,342,419

		126,148,297
HEALTH CARE - SERVICES—2.35%
Community Health Systems Inc.(a)	33,982	996,012
Covance Inc.(a)(b)	99,259	8,775,488
Coventry Health Care Inc.(a)	48,643	1,583,330
DaVita Inc.(a)	137,648	7,847,312
Health Management Associates Inc. Class A(a)	252,987	1,052,426
Health Net Inc.(a)	9,136	215,610
Humana Inc.(a)	151,931	6,259,557
Laboratory Corp. of America Holdings(a)	175,949	12,228,456
Lincare Holdings Inc.(a)(b)	105,536	3,175,578
Pediatrix Medical Group Inc.(a)	63,913	3,446,189
Quest Diagnostics Inc.	204,794	10,581,706
Tenet Healthcare Corp.(a)	426,070	2,364,689
WellCare Health Plans Inc.(a)	65,544	2,359,584

		60,885,937
HOLDING COMPANIES - DIVERSIFIED—0.16%
Walter Industries Inc.	87,761	4,164,259

		4,164,259
HOME BUILDERS—0.07%
NVR Inc.(a)	524	299,728
Pulte Homes Inc.	77,736	1,085,972
Thor Industries Inc.(b)	16,539	410,498

		1,796,198

HOME FURNISHINGS—0.09%
Harman International Industries Inc.	68,196	2,323,438

2,323,438

HOUSEHOLD PRODUCTS & WARES—0.46%
Church & Dwight Co. Inc.	105,076	6,524,169
Clorox Co. (The)	67,402	4,225,431
Scotts Miracle-Gro Co. (The) Class A	53,539	1,265,662

		12,015,262
HOUSEWARES—0.09%
Toro Co. (The)	56,070	2,315,691

		2,315,691
INSURANCE—0.29%
Axis Capital Holdings Ltd.	54,410	1,725,341
Brown & Brown Inc.	43,239	934,827
CIGNA Corp.	61,301	2,083,008
Erie Indemnity Co. Class A	3,988	168,573
Philadelphia Consolidated Holding Corp.(a)	31,439	1,841,382
Transatlantic Holdings Inc.	10,121	550,076
W.R. Berkley Corp.	11,521	271,320

		7,574,527
INTERNET—1.34%
Akamai Technologies Inc.(a)(b)	266,523	4,648,161
Equinix Inc.(a)(b)	51,793	3,597,542
F5 Networks Inc.(a)(b)	129,823	3,035,262
HLTH Corp.(a)	82,773	946,095
IAC/InterActiveCorp.(a)	18,694	323,406
McAfee Inc.(a)	214,248	7,275,862
Priceline.com Inc.(a)(b)	60,640	4,149,595
Sohu.com Inc.(a)(b)	44,481	2,479,816
VeriSign Inc.(a)(b)	306,991	8,006,325
WebMD Health Corp. Class A(a)(b)	12,188	362,471

		34,824,535
IRON & STEEL—0.76%
AK Steel Holding Corp.	176,655	4,578,898
Allegheny Technologies Inc.	159,880	4,724,454
Carpenter Technology Corp.	4,940	126,711
Cleveland-Cliffs Inc.	168,290	8,909,273
Schnitzer Steel Industries Inc. Class A	4,401	172,695
Steel Dynamics Inc.	76,187	1,302,036

		19,814,067
LEISURE TIME—0.48%
Harley-Davidson Inc.	331,984	12,383,003
Interval Leisure Group Inc.(a)	7,452	77,501

		12,460,504
LODGING—1.35%
Boyd Gaming Corp.	10,890	101,930
Choice Hotels International Inc.	16,526	447,855
Marriott International Inc. Class A	467,168	12,188,413
MGM MIRAGE(a)(b)	184,648	5,262,468
Orient-Express Hotels Ltd. Class A(b)	56,635	1,366,603
Starwood Hotels & Resorts Worldwide Inc.	294,385	8,283,994
Wynn Resorts Ltd.(b)	90,139	7,358,948

		35,010,211
MACHINERY—2.18%
AGCO Corp.(a)(b)	104,842	4,467,318
Bucyrus International Inc.	118,494	5,294,312
Cummins Inc.	320,441	14,009,681
Flowserve Corp.	41,043	3,643,387
Graco Inc.	95,209	3,390,392
IDEX Corp.	115,827	3,592,954
Joy Global Inc.	170,718	7,706,211

Manitowoc Co. Inc. (The)	204,595	3,181,452
Rockwell Automation Inc.	231,366	8,639,206
Zebra Technologies Corp. Class A(a)	95,427	2,657,642

		56,582,555
MANUFACTURING—3.94%
AptarGroup Inc.	19,908	778,602
Brink’s Co. (The)	64,215	3,918,399
Carlisle Companies Inc.	10,469	313,756
Cooper Industries Ltd.	209,115	8,354,144
Donaldson Co. Inc.	123,278	5,166,581
Dover Corp.	261,974	10,623,046
Eaton Corp.	117,530	6,602,835
Harsco Corp.	133,321	4,958,208
Ingersoll-Rand Co. Ltd. Class A	86,152	2,685,358
ITT Industries Inc.	217,649	12,103,461
Pall Corp.	193,889	6,667,843
Parker Hannifin Corp.	265,027	14,046,431
Roper Industries Inc.	141,232	8,044,575
SPX Corp.	84,194	6,482,938
Textron Inc.	393,884	11,532,924

		102,279,101
MEDIA—2.04%
Central European Media Enterprises Ltd.(a)(b)	57,066	3,732,116
CTC Media Inc.(a)	82,698	1,240,470
Dish Network Corp. Class A(a)	322,135	6,764,835
John Wiley & Sons Inc. Class A	63,289	2,560,040
Liberty Global Inc. Class A(a)(b)	247,825	7,509,098
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	816,259	20,381,987
McGraw-Hill Companies Inc. (The)	252,316	7,975,709
Sirius XM Radio Inc.(a)	4,687,209	2,671,709

		52,835,964
METAL FABRICATE & HARDWARE—0.77%
Precision Castparts Corp.	220,128	17,341,684
Timken Co. (The)	6,659	188,783
Valmont Industries Inc.	29,748	2,459,862

		19,990,329
MINING—0.04%
Century Aluminum Co.(a)	27,120	750,953
Titanium Metals Corp.	24,777	280,971

		1,031,924
MISCELLANEOUS - MANUFACTURING—0.02%
John Bean Technologies Corp.(a)	43,480	550,457

		550,457
OFFICE & BUSINESS EQUIPMENT—0.38%
Pitney Bowes Inc.	296,143	9,849,716

		9,849,716
OIL & GAS—6.19%
Atwood Oceanics Inc.(a)	87,916	3,200,142
Cabot Oil & Gas Corp.	73,899	2,670,710
CNX Gas Corp.(a)(b)	43,376	971,189
Continental Resources Inc.(a)(b)	46,747	1,833,885
Denbury Resources Inc.(a)	387,886	7,385,349
Diamond Offshore Drilling Inc.	108,470	11,178,918
Encore Acquisition Co.(a)	21,131	882,853
ENSCO International Inc.	212,830	12,265,393
Frontier Oil Corp.	164,863	3,036,776
Holly Corp.	67,069	1,939,635
Mariner Energy Inc.(a)(b)	100,680	2,063,940
Murphy Oil Corp.	300,136	19,250,723
Nabors Industries Ltd.(a)	62,353	1,553,837

Noble Corp.	424,630	18,641,257
Noble Energy Inc.	17,274	960,262
Patterson-UTI Energy Inc.	150,153	3,006,063
Petrohawk Energy Corp.(a)	373,968	8,088,928
Plains Exploration & Production Co.(a)	154,775	5,441,889
Pride International Inc.(a)	190,213	5,632,207
Quicksilver Resources Inc.(a)	162,934	3,198,394
Range Resources Corp.	243,949	10,458,094
Rowan Companies Inc.	61,942	1,892,328
SandRidge Energy Inc.(a)	164,435	3,222,926
Southwestern Energy Co.(a)	540,391	16,503,541
St. Mary Land & Exploration Co.	39,889	1,422,043
Sunoco Inc.	109,874	3,909,317
Tesoro Corp.	63,001	1,038,886
Unit Corp.(a)	56,540	2,816,823
W&T Offshore Inc.	47,426	1,294,256
Whiting Petroleum Corp.(a)	67,007	4,774,919

		160,535,483
OIL & GAS SERVICES—2.35%
Cameron International Corp.(a)	342,330	13,193,398
Dresser-Rand Group Inc.(a)	135,345	4,259,307
FMC Technologies Inc.(a)	202,038	9,404,869
Global Industries Ltd.(a)(b)	115,602	802,278
Helix Energy Solutions Group Inc.(a)	12,357	300,028
Key Energy Services Inc.(a)	32,833	380,863
Oceaneering International Inc.(a)	87,236	4,651,424
Oil States International Inc.(a)	51,594	1,823,848
SEACOR Holdings Inc.(a)	3,974	313,747
Smith International Inc.	340,827	19,986,095
Superior Energy Services Inc.(a)	127,036	3,955,901
Tetra Technologies Inc.(a)	117,196	1,623,165
Tidewater Inc.	4,309	238,546

		60,933,469
PACKAGING & CONTAINERS—0.51%
Ball Corp.	23,015	908,862
Crown Holdings Inc.(a)	253,956	5,640,363
Greif Inc. Class A	52,827	3,466,508
Owens-Illinois Inc.(a)	74,952	2,203,589
Packaging Corp. of America	38,020	881,304

		13,100,626
PHARMACEUTICALS—3.97%
Allergan Inc.	481,683	24,806,675
AmerisourceBergen Corp.	30,885	1,162,820
Amylin Pharmaceuticals Inc.(a)(b)	217,129	4,390,348
Barr Pharmaceuticals Inc.(a)	50,711	3,311,428
BioMarin Pharmaceutical Inc.(a)(b)	155,983	4,131,990
Cephalon Inc.(a)	106,985	8,290,268
Endo Pharmaceuticals Holdings Inc.(a)	172,045	3,440,900
Express Scripts Inc.(a)	332,404	24,538,063
Forest Laboratories Inc.(a)	41,677	1,178,626
Herbalife Ltd.	102,969	4,069,335
Hospira Inc.(a)	35,985	1,374,627
ImClone Systems Inc.(a)	56,410	3,522,240
Mylan Inc.(a)(b)	88,053	1,005,565
NBTY Inc.(a)	41,088	1,212,918
Omnicare Inc.	12,198	350,936
Perrigo Co.	123,258	4,740,503
Sepracor Inc.(a)	169,293	3,099,755
VCA Antech Inc.(a)	133,619	3,937,752
Warner Chilcott Ltd. Class A(a)	144,171	2,179,866
Watson Pharmaceuticals Inc.(a)	81,080	2,310,780

		103,055,395

PIPELINES—0.57%
El Paso Corp.	236,571	3,018,646
Equitable Resources Inc.	206,330	7,568,184
Questar Corp.	103,985	4,255,066

		14,841,896
REAL ESTATE—0.37%
CB Richard Ellis Group Inc. Class A(a)	93,809	1,254,226
Forest City Enterprises Inc. Class A	117,658	3,608,571
St. Joe Co. (The)(a)(b)	122,904	4,804,317

		9,667,114
REAL ESTATE INVESTMENT TRUSTS—1.19%
Apartment Investment and Management Co. Class A	46,435	1,626,154
Camden Property Trust(b)	52,842	2,423,334
Digital Realty Trust Inc.(b)	77,531	3,663,340
Essex Property Trust Inc.(b)	8,683	1,027,459
Federal Realty Investment Trust	27,178	2,326,437
General Growth Properties Inc.	188,124	2,840,672
HCP Inc.	46,754	1,876,238
Health Care REIT Inc.	16,951	902,302
Kilroy Realty Corp.	4,594	219,547
Macerich Co. (The)	118,135	7,519,293
Nationwide Health Properties Inc.	13,958	502,209
Taubman Centers Inc.	83,626	4,181,300
Ventas Inc.	35,854	1,771,905

		30,880,190
RETAIL—8.44%
Abercrombie & Fitch Co. Class A	136,726	5,393,841
Advance Auto Parts Inc.	150,720	5,977,555
American Eagle Outfitters Inc.	190,098	2,898,995
AnnTaylor Stores Corp.(a)(b)	34,260	707,126
AutoZone Inc.(a)	61,168	7,544,461
Bed Bath & Beyond Inc.(a)	336,308	10,563,434
Big Lots Inc.(a)(b)	128,849	3,585,868
Brinker International Inc.	159,090	2,846,120
Burger King Holdings Inc.	127,150	3,122,804
CarMax Inc.(a)(b)	345,719	4,840,066
Chipotle Mexican Grill Inc. Class A(a)(b)	52,305	2,902,404
Copart Inc.(a)(b)	105,881	4,023,478
Darden Restaurants Inc.	221,287	6,335,447
Dick’s Sporting Goods Inc.(a)	132,698	2,598,227
Dollar Tree Inc.(a)	142,195	5,170,210
Family Dollar Stores Inc.	17,096	405,175
GameStop Corp. Class A(a)	257,429	8,806,646
Gap Inc. (The)	380,095	6,758,089
HSN Inc.(a)	7,452	82,047
Kohl’s Corp.(a)(b)	371,753	17,130,378
Limited Brands Inc.	294,770	5,105,416
MSC Industrial Direct Co. Inc. Class A	70,141	3,231,396
Nordstrom Inc.(b)	287,306	8,280,159
O’Reilly Automotive Inc.(a)	77,026	2,061,986
Panera Bread Co. Class A(a)(b)	41,692	2,122,123
PetSmart Inc.	201,319	4,974,592
Ross Stores Inc.	210,541	7,750,014
Starbucks Corp.(a)	1,149,825	17,097,898
Tiffany & Co.(b)	199,246	7,077,218
Tim Hortons Inc.	291,678	8,642,419
TJX Companies Inc. (The)	670,937	20,476,997
Urban Outfitters Inc.(a)(b)	179,543	5,722,035
Williams-Sonoma Inc.	22,485	363,807
Yum! Brands Inc.	748,197	24,398,704

		218,997,135
SAVINGS & LOANS—0.22%
Capitol Federal Financial	12,344	547,210
Hudson City Bancorp Inc.	284,792	5,254,412

		5,801,622

SEMICONDUCTORS—5.35%
Advanced Micro Devices Inc.(a)	119,171	625,648
Altera Corp.	472,721	9,775,870
Analog Devices Inc.	458,555	12,082,924
Atmel Corp.(a)	446,591	1,513,943
Broadcom Corp. Class A(a)	811,045	15,109,768
Cree Inc.(a)(b)	58,216	1,326,160
Cypress Semiconductor Corp.(a)(b)	238,167	1,243,232
Integrated Device Technology Inc.(a)	121,082	942,018
International Rectifier Corp.(a)	25,071	476,850
Intersil Corp. Class A	66,279	1,098,906
KLA-Tencor Corp.	251,240	7,951,746
Lam Research Corp.(a)(b)	180,934	5,697,612
Linear Technology Corp.	350,776	10,754,792
LSI Corp.(a)	763,487	4,092,290
Marvell Technology Group Ltd.(a)	764,825	7,112,873
MEMC Electronic Materials Inc.(a)	359,077	10,147,516
Microchip Technology Inc.	292,072	8,595,679
Micron Technology Inc.(a)	149,438	605,224
National Semiconductor Corp.	361,737	6,225,494
Novellus Systems Inc.(a)(b)	47,185	926,713
NVIDIA Corp.(a)	874,706	9,368,101
ON Semiconductor Corp.(a)(b)	624,145	4,219,220
Rambus Inc.(a)	164,062	2,108,197
Silicon Laboratories Inc.(a)	76,536	2,349,655
Teradyne Inc.(a)	169,001	1,319,898
Varian Semiconductor Equipment Associates Inc.(a)	117,573	2,953,434
Xilinx Inc.	440,346	10,326,114

		138,949,877
SOFTWARE—6.63%
Activision Blizzard Inc.(a)	937,612	14,467,353
ANSYS Inc.(a)	133,730	5,064,355
Autodesk Inc.(a)	353,133	11,847,612
BMC Software Inc.(a)	301,449	8,630,485
Broadridge Financial Solutions Inc.	221,960	3,415,964
CA Inc.	286,895	5,726,424
Cerner Corp.(a)(b)	106,861	4,770,275
Citrix Systems Inc.(a)(b)	289,890	7,322,621
Compuware Corp.(a)	241,346	2,338,643
Dun & Bradstreet Corp. (The)	62,506	5,898,066
Electronic Arts Inc.(a)	503,089	18,609,262
Fidelity National Information Services Inc.	69,572	1,284,299
Fiserv Inc.(a)	259,090	12,260,139
Global Payments Inc.	125,867	5,646,394
IMS Health Inc.	62,120	1,174,689
Intuit Inc.(a)	507,086	16,028,988
Metavante Technologies Inc.(a)	141,088	2,717,355
MSCI Inc. Class A(a)	69,169	1,660,056
Novell Inc.(a)	248,948	1,279,593
Nuance Communications Inc.(a)	292,737	3,568,464
Paychex Inc.	511,144	16,883,086
Red Hat Inc.(a)	301,832	4,548,608
Salesforce.com Inc.(a)(b)	165,819	8,025,640
SEI Investments Co.	211,910	4,704,402
Total System Services Inc.	257,286	4,219,490

		172,092,263
TELECOMMUNICATIONS—4.23%
Amdocs Ltd.(a)	131,722	3,606,548
American Tower Corp. Class A(a)	626,410	22,531,968
Ciena Corp.(a)(b)	136,759	1,378,531
Clearwire Corp. Class A(a)(b)	94,253	1,119,726
CommScope Inc.(a)(b)	109,925	3,807,802
Crown Castle International Corp.(a)	91,870	2,661,474

EchoStar Corp.(a)	4,744	114,330
Embarq Corp.	116,828	4,737,375
Frontier Communications Corp.	113,049	1,300,064
Harris Corp.	212,367	9,811,355
JDS Uniphase Corp.(a)	177,089	1,498,173
Juniper Networks Inc.(a)(b)	829,447	17,476,448
Leap Wireless International Inc.(a)	7,269	276,949
Level 3 Communications Inc.(a)(b)	2,453,870	6,625,449
MetroPCS Communications Inc.(a)(b)	385,283	5,390,109
NeuStar Inc. Class A(a)(b)	121,873	2,424,054
NII Holdings Inc. Class B(a)	264,228	10,019,526
Qwest Communications International Inc.	1,183,001	3,821,093
SBA Communications Corp.(a)	172,087	4,451,891
TeleCorp PCS Inc. Escrow(c)	624	—
Telephone and Data Systems Inc.	69,435	2,482,301
United States Cellular Corp.(a)	10,893	511,100
Windstream Corp.	352,769	3,859,293

		109,905,559
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	81,156	2,817,736

		2,817,736

TRANSPORTATION—1.94%
C.H. Robinson Worldwide Inc.	269,500	13,733,720
Con-way Inc.	11,767	519,042
Expeditors International Washington Inc.	337,151	11,746,341
Frontline Ltd.	76,656	3,684,854
J.B. Hunt Transport Services Inc.	129,063	4,306,832
Kansas City Southern Industries Inc.(a)	117,852	5,227,915
Kirby Corp.(a)	85,531	3,245,046
Landstar System Inc.	83,507	3,679,318
Ryder System Inc.	29,738	1,843,756
UTi Worldwide Inc.	142,392	2,423,512

		50,410,336
TRUCKING & LEASING—0.01%
GATX Corp.	8,956	354,389

		354,389

TOTAL COMMON STOCKS
(Cost: $3,197,279,399)		2,594,096,531

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	67,073	43,597

		43,597

TOTAL RIGHTS
(Cost: $1,730)		43,597

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.13%

MONEY MARKET FUNDS—8.13%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	908,889	908,889
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	210,269,266	210,269,266

		211,178,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,178,155)		211,178,155

TOTAL INVESTMENTS IN SECURITIES—108.07%
(Cost: $3,408,459,284)		2,805,318,283
Other Assets, Less Liabilities—(8.07)%		(209,548,491)

NET ASSETS—100.00%		$2,595,769,792

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2008

Security	Shares	Value

COMMON STOCKS—99.69%

ADVERTISING—0.04%
Clear Channel Outdoor Holdings Inc. Class A(a)	13,975	$191,178
Interpublic Group of Companies Inc. (The)(a)	106,691	826,855

		1,018,033
AEROSPACE & DEFENSE—0.57%
Alliant Techsystems Inc.(a)(b)	29,625	2,782,972
BE Aerospace Inc.(a)	10,260	162,416
DRS Technologies Inc.	66,305	5,088,909
L-3 Communications Holdings Inc.	44,255	4,351,152
Spirit AeroSystems Holdings Inc. Class A(a)	168,178	2,702,620

		15,088,069
AGRICULTURE—1.42%
Bunge Ltd.	194,336	12,278,148
Lorillard Inc.	132,538	9,430,079
UST Inc.	236,231	15,718,811

		37,427,038
AIRLINES—1.04%
AMR Corp.(a)	198,736	1,951,588
Continental Airlines Inc. Class B(a)(b)	176,250	2,939,850
Copa Holdings SA Class A	12,488	405,860
Delta Air Lines Inc.(a)(b)	233,159	1,737,035
Northwest Airlines Corp.(a)	389,099	3,513,564
Southwest Airlines Co.	1,169,278	16,966,224

		27,514,121
APPAREL—0.61%
Jones Apparel Group Inc.	138,210	2,558,267
Liz Claiborne Inc.	151,293	2,485,744
Phillips-Van Heusen Corp.	9,972	378,039
VF Corp.	139,680	10,798,661

		16,220,711
AUTO MANUFACTURERS—0.98%
Ford Motor Co.(a)(b)	3,464,288	18,014,298
General Motors Corp.(b)	777,258	7,345,088
Oshkosh Corp.	35,428	466,232

		25,825,618
AUTO PARTS & EQUIPMENT—0.32%
Autoliv Inc.	116,584	3,934,710
BorgWarner Inc.	23,133	758,068
Federal Mogul Corp. Class A(a)	35,591	446,667
Goodyear Tire & Rubber Co. (The)(a)	136,876	2,095,572
TRW Automotive Holdings Corp.(a)	81,223	1,292,258

		8,527,275

BANKS—5.33%
Associated Banc-Corp.	204,308	4,075,945
BancorpSouth Inc.	131,379	3,695,691
Bank of Hawaii Corp.	76,857	4,108,007
BOK Financial Corp.	35,811	1,733,611
City National Corp.	63,739	3,461,028
Comerica Inc.	239,990	7,869,272
Commerce Bancshares Inc.	94,636	4,391,110
Cullen/Frost Bankers Inc.	93,764	5,625,840
Discover Financial Services LLC	767,049	10,600,617
Fifth Third Bancorp	803,597	9,562,804
First Citizens BancShares Inc. Class A	9,756	1,746,324
First Horizon National Corp.(b)	321,939	3,013,349
Fulton Financial Corp.	276,770	3,019,561
Huntington Bancshares Inc.	586,588	4,686,838
KeyCorp	787,580	9,403,705
M&T Bank Corp.(b)	105,264	9,394,812
Marshall & Ilsley Corp.	415,057	8,363,399
National City Corp.(b)	1,212,860	2,122,505
Northern Trust Corp.	34,075	2,460,215
Popular Inc.(b)	451,018	3,738,939
Regions Financial Corp.	1,110,671	10,662,442
Synovus Financial Corp.	449,846	4,655,906
TCF Financial Corp.	201,567	3,628,206
Valley National Bancorp	214,580	4,497,597
Webster Financial Corp.	84,396	2,130,999
Whitney Holding Corp.	102,399	2,483,176
Wilmington Trust Corp.(b)	107,082	3,087,174
Zions Bancorporation(b)	171,890	6,652,143

		140,871,215
BEVERAGES—1.70%
Brown-Forman Corp. Class B	34,617	2,485,847
Coca-Cola Enterprises Inc.	509,956	8,551,962
Constellation Brands Inc. Class A(a)	295,500	6,341,430
Dr. Pepper Snapple Group Inc.(a)	405,743	10,744,075
Molson Coors Brewing Co. Class B	184,207	8,611,677
Pepsi Bottling Group Inc.	218,779	6,381,783
PepsiAmericas Inc.	92,706	1,920,868

		45,037,642
BIOTECHNOLOGY—0.27%
Charles River Laboratories International Inc.(a)	59,721	3,316,307
Invitrogen Corp.(a)(b)	98,440	3,721,032

		7,037,339
BUILDING MATERIALS—0.61%
Armstrong World Industries Inc.	32,853	949,452
Eagle Materials Inc.	7,467	167,037
Martin Marietta Materials Inc.(b)	4,833	541,199
Masco Corp.	578,768	10,383,098
Owens Corning(a)	121,316	2,900,666
USG Corp.(a)	48,905	1,251,968

		16,193,420
CHEMICALS—2.24%
Ashland Inc.	101,118	2,956,690
Cabot Corp.	102,623	3,261,359
Celanese Corp. Class A	32,002	893,176
Chemtura Corp.	355,261	1,619,990
Cytec Industries Inc.	76,552	2,978,638
Eastman Chemical Co.	121,559	6,693,039
FMC Corp.	73,148	3,759,076

Huntsman Corp.	230,944	2,909,894
Intrepid Potash Inc.(a)	23,516	708,772
Lubrizol Corp.	108,658	4,687,506
PPG Industries Inc.	233,377	13,610,547
Rohm and Haas Co.	32,778	2,294,460
RPM International Inc.	205,640	3,977,078
Sigma-Aldrich Corp.	97,243	5,097,478
Valhi Inc.	5,696	102,528
Valspar Corp. (The)	160,921	3,586,929

		59,137,160
COMMERCIAL SERVICES—2.04%
Avis Budget Group Inc.(a)	159,230	913,980
Career Education Corp.(a)	142,944	2,337,134
Convergys Corp.(a)	196,467	2,903,782
Corrections Corp. of America(a)	22,409	556,864
Equifax Inc.	97,113	3,345,543
Genpact Ltd.(a)(b)	5,099	52,979
Hertz Global Holdings Inc.(a)	486,394	3,682,003
Lender Processing Services Inc.	120,378	3,673,937
Manpower Inc.	116,960	5,047,994
Moody’s Corp.(b)	315,240	10,718,160
Quanta Services Inc.(a)	60,955	1,646,395
R.R. Donnelley & Sons Co.	340,070	8,341,917
SAIC Inc.(a)	245,662	4,969,742
Service Corp. International	418,835	3,501,461
Ticketmaster Entertainment Inc.(a)	51,026	547,509
Tree.com Inc.(a)	8,505	40,994
United Rentals Inc.(a)(b)	93,629	1,426,906
Weight Watchers International Inc.	8,397	307,330

		54,014,630
COMPUTERS—2.09%
Affiliated Computer Services Inc. Class A(a)	103,911	5,261,014
Brocade Communications Systems Inc.(a)	518,617	3,018,351
Cadence Design Systems Inc.(a)	415,261	2,807,164
Computer Sciences Corp.(a)	241,904	9,722,122
Diebold Inc.	16,973	561,976
DST Systems Inc.(a)(b)	13,134	735,373
Lexmark International Inc. Class A(a)(b)	140,294	4,569,376
NCR Corp.(a)	26,011	573,543
SanDisk Corp.(a)	287,731	5,625,141
Seagate Technology	398,834	4,833,868
Sun Microsystems Inc.(a)	1,251,593	9,512,107
Synopsys Inc.(a)	227,117	4,530,984
Teradata Corp.(a)	147,389	2,874,085
Unisys Corp.(a)	251,205	690,814

		55,315,918
COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	122,696	3,342,239

		3,342,239
DISTRIBUTION & WHOLESALE—0.67%
Genuine Parts Co.	262,135	10,540,448
Ingram Micro Inc. Class A(a)(b)	269,305	4,327,731
Tech Data Corp.(a)	72,319	2,158,722
WESCO International Inc.(a)	17,655	568,138

		17,595,039
DIVERSIFIED FINANCIAL SERVICES—2.09%
AmeriCredit Corp.(a)(b)	184,582	1,869,816
Ameriprise Financial Inc.	354,988	13,560,542

CIT Group Inc.	449,868	3,131,081
E*TRADE Financial Corp.(a)(b)	549,448	1,538,454
Invesco Ltd.	541,775	11,366,439
Investment Technology Group Inc.(a)	5,808	176,737
Janus Capital Group Inc.	17,868	433,835
Jefferies Group Inc.(b)	202,045	4,525,808
Legg Mason Inc.	222,770	8,478,626
MF Global Ltd.(a)	83,243	361,275
NASDAQ OMX Group Inc. (The)(a)	97,897	2,992,711
Raymond James Financial Inc.	153,134	5,050,359
SLM Corp.(a)	83,870	1,034,956
Student Loan Corp. (The)	6,217	578,181

		55,098,820
ELECTRIC—9.60%
Alliant Energy Corp.	176,119	5,672,793
Ameren Corp.	334,935	13,072,513
American Electric Power Co. Inc.	641,673	23,761,151
CenterPoint Energy Inc.	191,495	2,790,082
CMS Energy Corp.	360,899	4,500,411
Consolidated Edison Inc.	435,637	18,714,966
Constellation Energy Group Inc.	24,390	592,677
DPL Inc.	168,266	4,172,997
DTE Energy Co.	261,086	10,474,770
Dynegy Inc. Class A(a)	789,818	2,827,548
Edison International	520,600	20,771,940
Great Plains Energy Inc.	189,676	4,214,601
Hawaiian Electric Industries Inc.	134,998	3,929,792
Integrys Energy Group Inc.	121,882	6,086,787
MDU Resources Group Inc.	291,575	8,455,675
Mirant Corp.(a)	106,658	1,950,775
Northeast Utilities	247,870	6,357,865
NRG Energy Inc.(a)	234,349	5,800,138
NSTAR	170,842	5,723,207
OGE Energy Corp.	147,210	4,545,845
Pepco Holdings Inc.	321,137	7,357,249
PG&E Corp.	570,847	21,378,220
Pinnacle West Capital Corp.	160,914	5,537,051
Progress Energy Inc.	417,562	18,009,449
Puget Energy Inc.	207,335	5,535,844
Reliant Energy Inc.(a)	551,737	4,055,267
SCANA Corp.	186,033	7,242,265
Sierra Pacific Resources Corp.	273,383	2,619,009
TECO Energy Inc.(b)	336,120	5,287,168
Wisconsin Energy Corp.	186,447	8,371,470
Xcel Energy Inc.	688,809	13,769,292

		253,578,817
ELECTRICAL COMPONENTS & EQUIPMENT—0.20%
Hubbell Inc. Class B	50,430	1,767,571
Molex Inc.	155,984	3,501,841

		5,269,412
ELECTRONICS—0.71%
Arrow Electronics Inc.(a)	182,416	4,782,948
Avnet Inc.(a)	135,830	3,345,493
AVX Corp.	71,198	725,508
Jabil Circuit Inc.	172,382	1,644,524
PerkinElmer Inc.	104,097	2,599,302
Thomas & Betts Corp.(a)	93,276	3,644,293
Vishay Intertechnology Inc.(a)	296,497	1,962,810

		18,704,878

ENGINEERING & CONSTRUCTION—0.20%
AECOM Technology Corp.(a)	16,662	407,219
KBR Inc.	51,970	793,582
URS Corp.(a)	110,402	4,048,441

		5,249,242
ENTERTAINMENT—0.19%
Ascent Media Corp. Class A(a)	22,203	541,975
International Speedway Corp. Class A	51,868	2,018,184
Regal Entertainment Group Class A	127,449	2,011,145
Warner Music Group Corp.	65,701	499,328

		5,070,632
ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc.(a)	606,809	6,741,648
Nalco Holding Co.	16,190	300,163
Republic Services Inc.	17,961	538,471

		7,580,282
FOOD—3.91%
Campbell Soup Co.	174,387	6,731,338
ConAgra Foods Inc.	723,933	14,087,736
Corn Products International Inc.	118,221	3,816,174
Dean Foods Co.(a)	49,062	1,146,088
Del Monte Foods Co.	314,595	2,453,841
H.J. Heinz Co.	224,362	11,211,369
Hershey Co. (The)	122,102	4,827,913
Hormel Foods Corp.	113,950	4,134,106
J.M. Smucker Co. (The)	88,666	4,494,480
McCormick & Co. Inc. NVS	112,870	4,339,851
Safeway Inc.	699,880	16,601,154
Sara Lee Corp.	1,128,632	14,254,622
Smithfield Foods Inc.(a)	187,207	2,972,847
SUPERVALU Inc.	338,475	7,344,907
Tyson Foods Inc. Class A	395,686	4,724,491

		103,140,917
FOREST PRODUCTS & PAPER—2.55%
Domtar Corp.(a)	784,218	3,607,403
International Paper Co.	683,290	17,888,532
MeadWestvaco Corp.	277,026	6,457,476
Plum Creek Timber Co. Inc.	184,683	9,208,294
Rayonier Inc.	109,732	5,195,810
Smurfit-Stone Container Corp.(a)(b)	409,058	1,922,573
Temple-Inland Inc.	169,536	2,587,119
Weyerhaeuser Co.	337,556	20,449,142

		67,316,349
GAS—1.90%
AGL Resources Inc.	122,759	3,852,177
Atmos Energy Corp.	144,673	3,851,195
Energen Corp.	92,742	4,199,358
NiSource Inc.	437,253	6,453,854
Sempra Energy	400,010	20,188,505
Southern Union Co.	178,924	3,694,781
UGI Corp.	171,356	4,417,558
Vectren Corp.	129,502	3,606,631

		50,264,059
HAND & MACHINE TOOLS—0.76%
Black & Decker Corp. (The)	97,483	5,922,092
Kennametal Inc.	96,333	2,612,551
Lincoln Electric Holdings Inc.	21,781	1,400,736

Snap-On Inc.	91,944	4,841,771
Stanley Works (The)	125,006	5,217,750

		19,994,900
HEALTH CARE - PRODUCTS—0.49%
Advanced Medical Optics Inc.(a)	11,176	198,709
Beckman Coulter Inc.	19,484	1,383,169
Cooper Companies Inc. (The)	71,614	2,489,303
Henry Schein Inc.(a)	10,236	551,106
Hill-Rom Holdings Inc.	85,949	2,605,114
Hologic Inc.(a)	205,105	3,964,680
Inverness Medical Innovations Inc.(a)	61,184	1,835,520

		13,027,601
HEALTH CARE - SERVICES—1.28%
Brookdale Senior Living Inc.(b)	58,279	1,281,555
Community Health Systems Inc.(a)	119,645	3,506,795
Coventry Health Care Inc.(a)	192,517	6,266,428
DaVita Inc.(a)	28,354	1,616,462
Health Management Associates Inc. Class A(a)	129,116	537,123
Health Net Inc.(a)	162,878	3,843,921
Humana Inc.(a)	116,972	4,819,246
LifePoint Hospitals Inc.(a)(b)	86,358	2,775,546
Lincare Holdings Inc.(a)	10,258	308,663
Pediatrix Medical Group Inc.(a)	10,742	579,209
Quest Diagnostics Inc.	45,208	2,335,897
Tenet Healthcare Corp.(a)	332,524	1,845,508
Universal Health Services Inc. Class B	75,593	4,235,476

		33,951,829
HOLDING COMPANIES - DIVERSIFIED—0.49%
Leucadia National Corp.	283,992	12,904,596

		12,904,596
HOME BUILDERS—1.17%
Centex Corp.	196,574	3,184,499
D.R. Horton Inc.	503,760	6,558,955
KB Home	120,562	2,372,660
Lennar Corp. Class A	216,939	3,295,303
M.D.C. Holdings Inc.	54,685	2,000,924
NVR Inc.(a)(b)	6,108	3,493,776
Pulte Homes Inc.	261,141	3,648,140
Thor Industries Inc.(b)	39,335	976,295
Toll Brothers Inc.(a)	208,582	5,262,524

		30,793,076
HOME FURNISHINGS—0.39%
Harman International Industries Inc.	23,183	789,845
Whirlpool Corp.	120,258	9,535,257

		10,325,102
HOUSEHOLD PRODUCTS & WARES—1.29%
Avery Dennison Corp.	169,783	7,551,948
Clorox Co. (The)	152,519	9,561,416
Fortune Brands Inc.	245,688	14,092,664
Jarden Corp.(a)(b)	108,475	2,543,739
Scotts Miracle-Gro Co. (The) Class A	14,416	340,794

		34,090,561
HOUSEWARES—0.29%
Newell Rubbermaid Inc.	441,521	7,620,652

		7,620,652

INSURANCE—11.24%
Alleghany Corp.(a)(b)	8,111	2,960,515
Allied World Assurance Holdings Ltd.	77,610	2,756,707
American Financial Group Inc.	126,408	3,729,036
American National Insurance Co.	25,097	2,166,624
Aon Corp.	443,678	19,947,763
Arch Capital Group Ltd.(a)	73,323	5,354,779
Arthur J. Gallagher & Co.	148,873	3,820,081
Assurant Inc.	189,236	10,407,980
Axis Capital Holdings Ltd.	181,949	5,769,603
Brown & Brown Inc.	140,380	3,035,016
CIGNA Corp.	385,975	13,115,430
Cincinnati Financial Corp.	232,361	6,608,347
CNA Financial Corp.	43,310	1,136,454
Conseco Inc.(a)	293,629	1,033,574
Endurance Specialty Holdings Ltd.	83,226	2,573,348
Erie Indemnity Co. Class A	46,952	1,984,661
Everest Re Group Ltd.	98,742	8,544,145
Fidelity National Financial Inc.	342,555	5,035,559
First American Corp.	148,256	4,373,552
Genworth Financial Inc. Class A	690,145	5,942,148
Hanover Insurance Group Inc. (The)	82,528	3,756,675
HCC Insurance Holdings Inc.	184,671	4,986,117
Lincoln National Corp.	414,331	17,737,510
Markel Corp.(a)	15,925	5,597,637
Marsh & McLennan Companies Inc.	817,409	25,960,910
MBIA Inc.(b)	341,061	4,058,626
Mercury General Corp.	42,475	2,325,506
MGIC Investment Corp.	198,215	1,393,451
Nationwide Financial Services Inc. Class A	74,047	3,652,739
Old Republic International Corp.	369,556	4,711,839
OneBeacon Insurance Group Ltd.	37,936	802,346
PartnerRe Ltd.	86,556	5,893,598
Philadelphia Consolidated Holding Corp.(a)	59,332	3,475,075
Principal Financial Group Inc.	413,689	17,991,335
Progressive Corp. (The)	1,082,584	18,836,962
Protective Life Corp.	112,074	3,195,230
Reinsurance Group of America Inc.(b)	94,489	5,102,406
RenaissanceRe Holdings Ltd.	97,667	5,078,684
StanCorp Financial Group Inc.	78,695	4,092,140
Torchmark Corp.	143,822	8,600,556
Transatlantic Holdings Inc.	32,797	1,782,517
Unitrin Inc.	66,150	1,649,781
Unum Group	553,687	13,897,544
W.R. Berkley Corp.	214,285	5,046,412
Wesco Financial Corp.	2,132	761,124
White Mountains Insurance Group Ltd.	14,101	6,623,945
XL Capital Ltd. Class A	529,078	9,491,659

		296,797,646
INTERNET—0.86%
Expedia Inc.(a)	330,962	5,000,836
HLTH Corp.(a)	208,721	2,385,681
IAC/InterActiveCorp.(a)	128,326	2,220,040
Liberty Media Corp. - Liberty Interactive Group Series A(a)	949,694	12,260,550
McAfee Inc.(a)	24,710	839,152

		22,706,259
INVESTMENT COMPANIES—0.43%
Allied Capital Corp.(b)	284,629	3,073,993

American Capital Ltd.(b)	323,545	8,253,633

11,327,626

IRON & STEEL—0.39%
Carpenter Technology Corp.	66,171	1,697,286
Reliance Steel & Aluminum Co.	100,000	3,797,000
Schnitzer Steel Industries Inc. Class A	29,820	1,170,137
Steel Dynamics Inc.	206,220	3,524,300

		10,188,723
LEISURE TIME—0.25%
Harley-Davidson Inc.	42,663	1,591,330
Interval Leisure Group Inc.(a)	51,026	530,670
Royal Caribbean Cruises Ltd.	219,909	4,563,112

		6,685,112
LODGING—0.25%
Boyd Gaming Corp.	78,400	733,824
Choice Hotels International Inc.	31,292	848,013
MGM MIRAGE(a)(b)	11,524	328,434
Orient-Express Hotels Ltd. Class A	9,226	222,623
Wyndham Worldwide Corp.	282,112	4,431,980

		6,564,874
MACHINERY—0.55%
AGCO Corp.(a)	40,124	1,709,684
Flowserve Corp.	50,251	4,460,781
Gardner Denver Inc.(a)	83,402	2,895,717
IDEX Corp.	14,375	445,912
Terex Corp.(a)	160,898	4,910,607
Zebra Technologies Corp. Class A(a)	6,736	187,598

		14,610,299
MANUFACTURING—2.39%
AptarGroup Inc.	88,922	3,477,739
Carlisle Companies Inc.	86,604	2,595,522
Cooper Industries Ltd.	66,197	2,644,570
Crane Co.	80,584	2,394,151
Dover Corp.	37,927	1,537,940
Eastman Kodak Co.	459,575	7,068,263
Eaton Corp.	143,816	8,079,583
Ingersoll-Rand Co. Ltd. Class A	413,338	12,883,745
ITT Industries Inc.	70,506	3,920,839
Leggett & Platt Inc.	266,025	5,796,685
Pentair Inc.	158,022	5,462,821
Teleflex Inc.	63,508	4,032,123
Trinity Industries Inc.	129,888	3,342,018

		63,235,999
MEDIA—2.68%
Cablevision Systems Corp.	354,933	8,930,114
CBS Corp. Class B	941,472	13,726,662
Discovery Communications Inc. Class A(a)	222,038	3,164,042
Discovery Communications Inc. Class C(a)	227,782	3,225,393
E.W. Scripps Co. (The) Class A	45,463	321,423
Gannett Co. Inc.	364,691	6,166,925
Hearst-Argyle Television Inc.(b)	35,850	800,530
Liberty Global Inc. Class A(a)(b)	274,132	8,306,200
Liberty Media Corp. - Liberty Capital Group Series A(a)	177,890	2,380,168
McGraw-Hill Companies Inc. (The)	258,325	8,165,653
Meredith Corp.(b)	63,189	1,771,820
New York Times Co. (The) Class A(b)	230,990	3,300,847
Scripps Networks Interactive Inc. Class A	138,468	5,027,773
Washington Post Co. (The) Class B	9,810	5,461,816

		70,749,366

METAL FABRICATE & HARDWARE—0.25%
Commercial Metals Co.	182,019	3,074,301
Timken Co. (The)	125,903	3,569,350

		6,643,651
MINING—0.57%
Century Aluminum Co.(a)	27,774	769,062
Titanium Metals Corp.	112,774	1,278,857
Vulcan Materials Co.(b)	174,992	13,036,904

		15,084,823
OFFICE & BUSINESS EQUIPMENT—0.67%
Pitney Bowes Inc.	32,404	1,077,757
Xerox Corp.	1,436,723	16,565,416

		17,643,173
OFFICE FURNISHINGS—0.04%
Steelcase Inc. Class A	101,099	1,086,814

		1,086,814
OIL & GAS—3.25%
Cabot Oil & Gas Corp.	89,892	3,248,697
Cimarex Energy Co.	132,114	6,461,696
Encore Acquisition Co.(a)	63,372	2,647,682
ENSCO International Inc.	15,172	874,362
Forest Oil Corp.(a)	141,517	7,019,243
Helmerich & Payne Inc.	166,351	7,184,700
Mariner Energy Inc.(a)	37,249	763,604
Nabors Industries Ltd.(a)	387,033	9,644,862
Newfield Exploration Co.(a)	210,059	6,719,787
Noble Energy Inc.	257,672	14,323,986
Patterson-UTI Energy Inc.	93,699	1,875,854
Petrohawk Energy Corp.(a)	22,785	492,840
Pioneer Natural Resources Co.	191,293	10,000,798
Plains Exploration & Production Co.(a)	14,853	522,231
Pride International Inc.(a)	75,383	2,232,091
Rowan Companies Inc.	116,763	3,567,110
St. Mary Land & Exploration Co.	57,370	2,045,240
Sunoco Inc.	75,465	2,685,045
Tesoro Corp.	155,221	2,559,594
Unit Corp.(a)	17,582	875,935

		85,745,357
OIL & GAS SERVICES—1.05%
BJ Services Co.	470,425	8,999,230
Exterran Holdings Inc.(a)	104,691	3,345,924
Global Industries Ltd.(a)	65,558	454,973
Helix Energy Solutions Group Inc.(a)	133,646	3,244,925
Hercules Offshore Inc.(a)	141,848	2,150,416
Key Energy Services Inc.(a)	165,771	1,922,944
Oil States International Inc.(a)	26,942	952,400
SEACOR Holdings Inc.(a)	29,424	2,323,025
Tidewater Inc.	79,596	4,406,435

		27,800,272
PACKAGING & CONTAINERS—1.27%
Ball Corp.	132,538	5,233,926
Bemis Co. Inc.	159,696	4,185,632
Owens-Illinois Inc.(a)	189,821	5,580,737
Packaging Corp. of America	126,682	2,936,489
Pactiv Corp.(a)	209,274	5,196,273
Sealed Air Corp.	255,398	5,616,202
Sonoco Products Co.	158,693	4,710,008

		33,459,267

PHARMACEUTICALS—2.15%
AmerisourceBergen Corp.	226,437	8,525,353
Barr Pharmaceuticals Inc.(a)	121,303	7,921,086
Endo Pharmaceuticals Holdings Inc.(a)	17,555	351,100
Forest Laboratories Inc.(a)	444,971	12,583,780
Hospira Inc.(a)	217,141	8,294,786
ImClone Systems Inc.(a)	39,467	2,464,319
King Pharmaceuticals Inc.(a)	395,292	3,786,897
Mylan Inc.(a)(b)	398,012	4,545,297
NBTY Inc.(a)	43,598	1,287,013
Omnicare Inc.	158,061	4,547,415
Watson Pharmaceuticals Inc.(a)	84,327	2,403,319

		56,710,365
PIPELINES—2.03%
El Paso Corp.	882,957	11,266,531
National Fuel Gas Co.	129,560	5,464,841
ONEOK Inc.	166,285	5,720,204
Questar Corp.	171,576	7,020,890
Spectra Energy Corp.	1,011,349	24,070,106

		53,542,572
REAL ESTATE—0.21%
CB Richard Ellis Group Inc. Class A(a)	177,685	2,375,648
Jones Lang LaSalle Inc.	50,653	2,202,392
St. Joe Co. (The)(a)(b)	24,175	945,001

		5,523,041
REAL ESTATE INVESTMENT TRUSTS—10.50%
Alexandria Real Estate Equities Inc.	51,348	5,776,650
AMB Property Corp.(b)	156,240	7,077,672
Annaly Capital Management Inc.	859,825	11,564,646
Apartment Investment and Management Co. Class A	98,747	3,458,120
AvalonBay Communities Inc.(b)	123,121	12,117,569
Boston Properties Inc.	191,269	17,914,255
Brandywine Realty Trust	139,843	2,241,683
BRE Properties Inc. Class A(b)	77,327	3,789,023
Camden Property Trust(b)	31,550	1,446,883
CapitalSource Inc.	311,127	3,826,862
CBL & Associates Properties Inc.	105,775	2,123,962
Developers Diversified Realty Corp.	191,028	6,053,677
Digital Realty Trust Inc.(b)	37,242	1,759,684
Douglas Emmett Inc.	194,285	4,482,155
Duke Realty Corp.	233,945	5,750,368
Equity Residential	432,227	19,195,201
Essex Property Trust Inc.	32,105	3,798,985
Federal Realty Investment Trust(b)	66,477	5,690,431
General Growth Properties Inc.	171,155	2,584,441
HCP Inc.	354,676	14,233,148
Health Care REIT Inc.	144,180	7,674,701
Hospitality Properties Trust(b)	147,550	3,027,726
Host Hotels & Resorts Inc.	825,238	10,967,413
HRPT Properties Trust	360,282	2,482,343
iStar Financial Inc.(b)	213,771	555,805
Kilroy Realty Corp.	47,592	2,274,422
Kimco Realty Corp.	344,836	12,738,242
Liberty Property Trust	147,876	5,567,531
Mack-Cali Realty Corp.	105,402	3,569,966
Nationwide Health Properties Inc.	140,088	5,040,366
ProLogis	414,211	17,094,488
Public Storage	202,168	20,016,654

Regency Centers Corp.	111,514	7,436,869
SL Green Realty Corp.	93,071	6,031,001
UDR Inc.	205,183	5,365,535
Ventas Inc.	172,712	8,535,427
Vornado Realty Trust	217,445	19,776,623
Weingarten Realty Investors	119,329	4,256,465

		277,296,992
RETAIL—3.37%
American Eagle Outfitters Inc.	84,479	1,288,305
AnnTaylor Stores Corp.(a)(b)	60,126	1,241,001
AutoNation Inc.(a)(b)	183,568	2,063,304
Barnes & Noble Inc.(b)	58,499	1,525,654
Bed Bath & Beyond Inc.(a)	73,169	2,298,238
BJ’s Wholesale Club Inc.(a)	95,811	3,723,215
Family Dollar Stores Inc.	206,028	4,882,864
Foot Locker Inc.	248,216	4,011,171
Gap Inc. (The)	392,778	6,983,593
HSN Inc.(a)	51,026	561,796
J.C. Penney Co. Inc.	354,109	11,805,994
Kohl’s Corp.(a)	117,585	5,418,317
Limited Brands Inc.	156,955	2,718,461
Macy’s Inc.	673,789	12,114,726
Office Depot Inc.(a)	435,930	2,537,113
OfficeMax Inc.	122,264	1,086,927
O’Reilly Automotive Inc.(a)	137,148	3,671,452
Penske Automotive Group Inc.(b)	63,858	732,451
RadioShack Corp.	209,271	3,616,203
Rite Aid Corp.(a)(b)	798,124	646,480
Saks Inc.(a)(b)	229,903	2,126,603
Sears Holdings Corp.(a)(b)	94,509	8,836,592
Signet Jewelers Ltd.(b)	135,788	3,174,723
Williams-Sonoma Inc.	127,984	2,070,781

		89,135,964
SAVINGS & LOANS—1.56%
Astoria Financial Corp.	133,856	2,774,835
Capitol Federal Financial	22,272	987,318
Hudson City Bancorp Inc.	542,621	10,011,357
New York Community Bancorp Inc.	548,979	9,217,357
People’s United Financial Inc.	553,876	10,662,113
Sovereign Bancorp Inc.	707,597	2,795,008
TFS Financial Corp.	165,177	2,068,016
Washington Federal Inc.	139,848	2,580,196

		41,096,200
SEMICONDUCTORS—1.02%
Advanced Micro Devices Inc.(a)(b)	851,369	4,469,687
Atmel Corp.(a)	263,435	893,045
Cree Inc.(a)(b)	84,156	1,917,074
Fairchild Semiconductor International Inc. Class A(a)	198,750	1,766,888
Integrated Device Technology Inc.(a)	151,609	1,179,518
International Rectifier Corp.(a)	90,367	1,718,780
Intersil Corp. Class A	129,542	2,147,806
KLA-Tencor Corp.	17,115	541,690
Lam Research Corp.(a)(b)	16,652	524,371
LSI Corp.(a)	247,874	1,328,605
Micron Technology Inc.(a)(b)	1,061,856	4,300,517
Novellus Systems Inc.(a)(b)	111,351	2,186,934
QLogic Corp.(a)	212,885	3,269,914
Teradyne Inc.(a)	100,521	785,069

		27,029,898

SOFTWARE—0.80%
CA Inc.	330,070	6,588,197
Compuware Corp.(a)	173,248	1,678,773
Dun & Bradstreet Corp. (The)	26,010	2,454,304
Fidelity National Information Services Inc.	240,556	4,440,664
IMS Health Inc.	227,133	4,295,085
Novell Inc.(a)	309,836	1,592,557

		21,049,580
TELECOMMUNICATIONS—2.15%
ADC Telecommunications Inc.(a)(b)	187,207	1,581,899
Amdocs Ltd.(a)	181,527	4,970,209
CenturyTel Inc.	168,161	6,163,101
Clearwire Corp. Class A(a)(b)	11,255	133,709
Crown Castle International Corp.(a)	358,314	10,380,357
EchoStar Corp.(a)	62,163	1,498,128
Embarq Corp.	116,949	4,742,282
Frontier Communications Corp.	403,994	4,645,931
JDS Uniphase Corp.(a)	167,184	1,414,377
Leap Wireless International Inc.(a)	77,182	2,940,634
Qwest Communications International Inc.	1,212,635	3,916,811
TeleCorp PCS Inc. Escrow(c)	774	—
Telephone and Data Systems Inc.	96,075	3,434,681
Tellabs Inc.(a)	631,842	2,565,279
United States Cellular Corp.(a)	15,336	719,565
Virgin Media Inc.	468,866	3,704,041
Windstream Corp.	359,962	3,937,984

		56,748,988
TEXTILES—0.46%
Cintas Corp.	210,034	6,030,076
Mohawk Industries Inc.(a)(b)	89,267	6,015,703

		12,045,779
TOYS, GAMES & HOBBIES—0.55%
Hasbro Inc.	114,745	3,983,946
Mattel Inc.	579,135	10,447,595

		14,431,541
TRANSPORTATION—0.56%
Alexander & Baldwin Inc.	65,673	2,891,582
Con-way Inc.	60,641	2,674,875
Kansas City Southern Industries Inc.(a)	26,200	1,162,232
Overseas Shipholding Group Inc.	35,968	2,097,294
Ryder System Inc.	61,829	3,833,398
Teekay Corp.	67,102	1,770,151
UTi Worldwide Inc.	14,994	255,198

		14,684,730
TRUCKING & LEASING—0.10%
GATX Corp.	68,806	2,722,653

		2,722,653
WATER—0.23%
American Water Works Co. Inc.	100,925	2,169,888
Aqua America Inc.	214,697	3,817,313

		5,987,201

TOTAL COMMON STOCKS
(Cost: $3,335,635,515)		2,632,481,957

Security	Shares	Value

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
Fresenius Kabi Pharmaceuticals Holding Inc.(a)	208	135

		135

TOTAL RIGHTS
(Cost: $193)		135

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.42%

MONEY MARKET FUNDS—7.42%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.47%(d)(e)	3,542,828	3,542,828
BGI Cash Premier Fund LLC
2.67%(d)(e)(f)	192,307,784	192,307,784

		195,850,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,850,612)		195,850,612

TOTAL INVESTMENTS IN SECURITIES—107.11%
(Cost: $3,531,486,320)		2,828,332,704
Other Assets, Less Liabilities—(7.11)%		(187,761,465)

NET ASSETS—100.00%		$2,640,571,239

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: